UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Semiannual Report

February 28, 2022

American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Emerging Markets Bond ETF (AEMB)
American Century® Multisector Income ETF (MUSI)
American Century® Select High Yield ETF (AHYB)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.

Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2022

Diversified Corporate Bond ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	91.6%
U.S. Treasury Securities	5.4%
Municipal Securities	0.3%
Short-Term Investments	4.6%
Other Assets and Liabilities	(1.9)%

3

Fund Characteristics

FEBRUARY 28, 2022

Diversified Municipal Bond ETF
Types of Investments in Portfolio	% of net assets
Municipal Securities	94.7%
Short-Term Investments	6.0%
Other Assets and Liabilities	(0.7)%

Top Five States and Territories	% of net assets
California	15.0%
New York	9.2%
Texas	7.5%
Florida	5.7%
Arizona	4.7%

Top Five Sectors	% of fund investments
Special Tax	14%
General Obligation (GO) - State	11%
Hospital	10%
General Obligation (GO) - Local	9%
Water & Sewer	9%
4

Fund Characteristics

FEBRUARY 28, 2022

Emerging Markets Bond ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	58.7%
Sovereign Governments and Agencies	30.3%
U.S. Treasury Securities	1.8%
Preferred Stocks	1.6%
Short-Term Investments	3.0%
Other Assets and Liabilities	4.6%
5

Fund Characteristics

FEBRUARY 28, 2022

Multisector Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	45.8%
U.S. Treasury Securities	14.3%
Asset-Backed Securities	10.1%
Preferred Stocks	7.0%
Sovereign Governments and Agencies	5.3%
Collateralized Loan Obligations	4.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	3.2%
Bank Loan Obligations	1.3%
Convertible Bonds	0.5%
Short-Term Investments	3.0%
Other Assets and Liabilities	0.8%
6

Fund Characteristics

FEBRUARY 28, 2022

Select High Yield ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	93.3%
Preferred Stocks	1.1%
Short-Term Investments	5.0%
Other Assets and Liabilities	0.6%
7

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Diversified Corporate Bond ETF
Actual	$1,000	$959.10	$1.41	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
Diversified Municipal Bond ETF
Actual	$1,000	$968.10	$1.42	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
Emerging Markets Bond ETF
Actual	$1,000	$902.80	$1.84	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
Multisector Income ETF
Actual	$1,000	$961.50	$1.70	0.35%
Hypothetical	$1,000	$1,023.06	$1.76	0.35%
Select High Yield ETF
Actual	$1,000	$972.70	$1.28(2)	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 105, the number of days in the period from November 16, 2021 (fund inception) through February 28, 2022, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
9

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Diversified Corporate Bond ETF
	Principal Amount	Value
CORPORATE BONDS — 91.6%
Aerospace and Defense — 1.4%
Boeing Co. (The), 2.20%, 2/4/26	$784,000	$765,385
Boeing Co. (The), 5.15%, 5/1/30	370,000	408,934
Boeing Co. (The), 3.625%, 2/1/31	882,000	890,094
		2,064,413
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 2.65%, 7/15/31(1)	452,000	419,958
Airlines — 1.7%
Air Canada, 3.875%, 8/15/26(1)	700,000	680,666
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	383,000	392,575
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	355,000	370,559
United Airlines Pass Through Trust, 4.875%, 7/15/27	789,696	807,104
United Airlines, Inc., 4.625%, 4/15/29(1)	327,000	319,577
		2,570,481
Auto Components — 0.1%
Aptiv plc, 3.25%, 3/1/32	171,000	171,684
Automobiles — 2.2%
Daimler Finance North America LLC, 0.75%, 3/1/24(1)	1,150,000	1,121,014
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	455,000	425,653
General Motors Financial Co., Inc., 1.20%, 10/15/24(2)	1,000,000	974,006
General Motors Financial Co., Inc., 2.70%, 6/10/31	492,000	455,685
General Motors Financial Co., Inc., 3.10%, 1/12/32	350,000	334,292
		3,310,650
Banks — 19.0%
ANZ New Zeland Int'l Ltd., 2.17%, 2/18/25(1)	631,000	630,096
Banco Santander SA, VRN, 1.72%, 9/14/27	800,000	756,896
Bank of America Corp., 2.55%, 2/4/28	330,000	324,875
Bank of America Corp., MTN, VRN, 2.88%, 10/22/30	1,320,000	1,295,581
Bank of America Corp., VRN, 3.42%, 12/20/28	2,540,000	2,599,431
Bank of America Corp., VRN, 2.48%, 9/21/36	200,000	181,735
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)	600,000	564,921
Bank of New Zealand, 2.00%, 2/21/25(1)	770,000	764,183
Barclays plc, 4.375%, 9/11/24	356,000	369,122
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	1,211,000	1,248,195
BPCE SA, 4.50%, 3/15/25(1)	650,000	675,444
Citigroup, Inc., 3.07%, 2/24/28(2)	544,000	548,710
Citigroup, Inc., VRN, 2.01%, 1/25/26	1,038,000	1,022,064
Citigroup, Inc., VRN, 3.52%, 10/27/28	826,000	849,645
Discover Bank, 2.45%, 9/12/24	380,000	380,470
Discover Bank, VRN, 4.68%, 8/9/28	775,000	794,673
First-Citizens Bank & Trust Co., VRN, 3.93%, 6/19/24	1,070,000	1,091,769
First-Citizens Bank & Trust Co., VRN, 2.97%, 9/27/25	605,000	611,522
HSBC Holdings plc, 4.25%, 3/14/24	750,000	777,467
HSBC Holdings plc, VRN, 1.16%, 11/22/24	518,000	506,945
10

Diversified Corporate Bond ETF
	Principal Amount	Value
HSBC Holdings plc, VRN, 2.10%, 6/4/26	$2,000,000	$1,950,749
JPMorgan Chase & Co., 2.95%, 2/24/28	306,000	307,974
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	1,041,000	1,015,493
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,354,000	1,283,360
National Australia Bank Ltd., 2.33%, 8/21/30(1)	415,000	377,741
Natwest Group plc, 5.125%, 5/28/24	924,000	973,843
Santander Holdings USA, Inc., 4.40%, 7/13/27	765,000	806,437
Santander UK Group Holdings plc, 4.75%, 9/15/25(1)	500,000	525,377
Societe Generale SA, 5.00%, 1/17/24(1)	765,000	793,261
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	1,070,000	1,045,539
UniCredit SpA, 3.75%, 4/12/22(1)	780,000	782,076
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	500,000	477,946
US Bancorp, VRN, 2.49%, 11/3/36	845,000	791,341
Westpac Banking Corp., VRN, 2.89%, 2/4/30	1,400,000	1,383,688
		28,508,569
Beverages — 0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26(2)	1,137,000	1,188,420
Capital Markets — 10.7%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	749,000	704,052
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)	871,000	811,241
Blackstone Private Credit Fund, 3.25%, 3/15/27(1)	390,000	373,068
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)	245,000	225,886
Blue Owl Finance LLC, 3.125%, 6/10/31(1)	226,000	204,517
Deutsche Bank AG, VRN, 3.96%, 11/26/25	850,000	869,672
Deutsche Bank AG, VRN, 2.31%, 11/16/27	308,000	294,482
Deutsche Bank AG, VRN, 4.30%, 5/24/28	759,000	761,556
FS KKR Capital Corp., 3.125%, 10/12/28	575,000	534,741
Goldman Sachs BDC, Inc., 2.875%, 1/15/26(2)	1,030,000	1,010,595
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25(2)	840,000	882,974
Goldman Sachs Group, Inc. (The), VRN, 1.76%, 1/24/25	750,000	741,981
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	1,292,000	1,238,766
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28	996,000	1,032,082
Hercules Capital, Inc., 2.625%, 9/16/26	571,000	544,086
Hercules Capital, Inc., 3.375%, 1/20/27	108,000	104,362
Morgan Stanley, 4.50%, 2/11/27(1)	303,000	300,364
Morgan Stanley, MTN, VRN, 1.16%, 10/21/25(2)	433,000	417,938
Morgan Stanley, VRN, 2.63%, 2/18/26	926,000	926,572
Morgan Stanley, VRN, 2.19%, 4/28/26	2,250,000	2,221,910
Owl Rock Capital Corp., 3.40%, 7/15/26	716,000	686,454
Owl Rock Capital Corp., 2.625%, 1/15/27	597,000	545,538
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	427,000	397,637
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	168,000	182,313
Prospect Capital Corp., 3.44%, 10/15/28	122,000	109,628
		16,122,415
Commercial Services and Supplies — 0.5%
Republic Services, Inc., 2.90%, 7/1/26(2)	700,000	710,359
Construction and Engineering — 0.4%
Quanta Services, Inc., 2.90%, 10/1/30	556,000	533,651
Construction Materials — 0.6%
Eagle Materials, Inc., 2.50%, 7/1/31	911,000	851,954
11

Diversified Corporate Bond ETF
	Principal Amount	Value
Consumer Finance — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	$319,000	$307,542
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	857,000	828,849
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)	106,000	99,339
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)	601,000	567,289
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	510,000	501,497
Capital One Financial Corp., 3.75%, 7/28/26	1,027,000	1,062,431
SLM Corp., 3.125%, 11/2/26	318,000	305,237
		3,672,184
Containers and Packaging — 0.6%
Berry Global, Inc., 0.95%, 2/15/24	518,000	504,071
Sonoco Products Co., 2.25%, 2/1/27	481,000	471,055
		975,126
Diversified Financial Services — 1.1%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	237,821
Antares Holdings LP, 3.75%, 7/15/27(1)	405,000	394,596
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	900,000	1,012,987
		1,645,404
Diversified Telecommunication Services — 2.7%
AT&T, Inc., 4.10%, 2/15/28	1,000,000	1,067,637
AT&T, Inc., 4.35%, 3/1/29	915,000	995,661
Telecom Italia Capital SA, 6.375%, 11/15/33	320,000	312,474
Verizon Communications, Inc., 4.33%, 9/21/28	1,585,000	1,727,925
		4,103,697
Electric Utilities — 1.6%
Duke Energy Carolinas LLC, 2.55%, 4/15/31	1,245,000	1,216,267
Duke Energy Corp., 2.55%, 6/15/31	750,000	702,938
NRG Energy, Inc., 2.00%, 12/2/25(1)	538,000	521,687
		2,440,892
Electronic Equipment, Instruments and Components — 0.8%
Teledyne Technologies, Inc., 0.95%, 4/1/24	1,233,000	1,202,177
Energy Equipment and Services — 0.3%
Helmerich & Payne, Inc., 2.90%, 9/29/31(1)	400,000	382,673
Entertainment — 0.8%
Netflix, Inc., 5.875%, 2/15/25	260,000	282,737
Netflix, Inc., 3.625%, 6/15/25(1)	180,000	184,269
Netflix, Inc., 4.875%, 4/15/28	345,000	370,145
Netflix, Inc., 5.875%, 11/15/28	330,000	373,676
		1,210,827
Equity Real Estate Investment Trusts (REITs) — 6.2%
Broadstone Net Lease LLC, 2.60%, 9/15/31	484,000	447,992
Crown Castle International Corp., 3.30%, 7/1/30	1,040,000	1,016,048
EPR Properties, 4.95%, 4/15/28	1,199,000	1,236,780
EPR Properties, 3.60%, 11/15/31	59,000	55,749
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,093,000	1,170,898
Kite Realty Group Trust, 4.00%, 3/15/25	351,000	361,299
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	400,000	402,202
National Health Investors, Inc., 3.00%, 2/1/31	1,144,000	1,057,016
12

Diversified Corporate Bond ETF
	Principal Amount	Value
Office Properties Income Trust, 2.65%, 6/15/26	$900,000	$856,670
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	218,000	203,737
Piedmont Operating Partnership LP, 2.75%, 4/1/32	263,000	244,788
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	382,000	373,888
Sabra Health Care LP, 3.20%, 12/1/31	1,317,000	1,225,995
STORE Capital Corp., 2.70%, 12/1/31	231,000	214,541
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	482,000	479,115
		9,346,718
Food and Staples Retailing — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	505,000	506,856
Sysco Corp., 3.30%, 7/15/26	1,414,000	1,455,748
Walmart, Inc., 1.05%, 9/17/26	800,000	768,260
Walmart, Inc., 1.50%, 9/22/28	980,000	933,575
		3,664,439
Food Products — 0.4%
Kraft Heinz Foods Co., 5.00%, 6/4/42	537,000	592,714
Health Care Equipment and Supplies — 1.2%
Baxter International, Inc., 1.92%, 2/1/27(1)	900,000	873,217
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	900,000	880,051
		1,753,268
Health Care Providers and Services — 1.9%
Centene Corp., 4.25%, 12/15/27	712,000	729,711
Cigna Corp., 1.25%, 3/15/26	916,000	876,758
HCA, Inc., 3.50%, 9/1/30	400,000	396,600
Universal Health Services, Inc., 1.65%, 9/1/26(1)	908,000	862,742
		2,865,811
Hotels, Restaurants and Leisure — 0.7%
Marriott International, Inc., 4.625%, 6/15/30	968,000	1,046,178
Household Durables — 0.4%
Safehold Operating Partnership LP, 2.85%, 1/15/32(2)	635,000	587,598
Insurance — 4.8%
American International Group, Inc., 4.20%, 4/1/28	463,000	502,385
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)	563,000	529,697
CNO Global Funding, 1.65%, 1/6/25(1)	454,000	444,103
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	1,307,000	1,243,755
GA Global Funding Trust, 2.90%, 1/6/32(1)	150,000	140,849
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	545,000	508,549
Guardian Life Global Funding, 1.625%, 9/16/28(1)	383,000	354,795
Hartford Financial Services Group, Inc. (The), 2.80%, 8/19/29	520,000	516,094
Protective Life Global Funding, 1.62%, 4/15/26(1)	1,400,000	1,348,046
RGA Global Funding, 2.70%, 1/18/29(1)	775,000	762,858
SBL Holdings, Inc., 5.125%, 11/13/26(1)(2)	792,000	835,207
Stewart Information Services Corp., 3.60%, 11/15/31	79,000	76,328
		7,262,666
Life Sciences Tools and Services — 0.6%
PerkinElmer, Inc., 1.90%, 9/15/28	900,000	844,713
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28(2)	767,000	834,602
Media — 1.2%
DISH DBS Corp., 7.75%, 7/1/26	672,000	681,304
13

Diversified Corporate Bond ETF
	Principal Amount	Value
Paramount Global, 4.75%, 5/15/25	$562,000	$600,396
Paramount Global, 4.20%, 6/1/29	520,000	542,130
		1,823,830
Metals and Mining — 1.0%
Freeport-McMoRan, Inc., 4.625%, 8/1/30(2)	961,000	993,554
Glencore Funding LLC, 2.625%, 9/23/31(1)	560,000	514,939
		1,508,493
Multi-Utilities — 3.1%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	400,000	380,215
Ameren Corp., 1.75%, 3/15/28	750,000	703,083
Ameren Corp., 3.50%, 1/15/31	356,000	366,272
CenterPoint Energy, Inc., 4.25%, 11/1/28	816,000	871,307
CenterPoint Energy, Inc., 2.65%, 6/1/31	571,000	546,803
NiSource, Inc., 3.49%, 5/15/27	644,000	664,619
WEC Energy Group, Inc., 1.375%, 10/15/27(2)	1,164,000	1,083,634
		4,615,933
Multiline Retail — 0.5%
Dollar Tree, Inc., 2.65%, 12/1/31	530,000	503,831
Target Corp., 2.95%, 1/15/52	308,000	292,423
		796,254
Oil, Gas and Consumable Fuels — 6.4%
BP Capital Markets America, Inc., 3.94%, 9/21/28	452,000	479,879
Cenovus Energy, Inc., 2.65%, 1/15/32	300,000	278,954
Continental Resources, Inc., 2.27%, 11/15/26(1)	376,000	358,871
Continental Resources, Inc., 2.875%, 4/1/32(1)	259,000	237,187
Diamondback Energy, Inc., 3.50%, 12/1/29	362,000	366,506
Enbridge, Inc., 1.60%, 10/4/26	1,200,000	1,145,076
Energy Transfer LP, 3.60%, 2/1/23	558,000	564,099
Energy Transfer LP, 5.25%, 4/15/29	946,000	1,039,404
Hess Corp., 3.50%, 7/15/24	346,000	354,287
HollyFrontier Corp., 2.625%, 10/1/23(2)	425,000	427,031
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	811,000	899,905
Southwestern Energy Co., 5.375%, 3/15/30(2)	1,003,000	1,037,383
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	896,000	903,344
Williams Cos., Inc. (The), 4.55%, 6/24/24	1,480,000	1,550,726
		9,642,652
Pharmaceuticals — 2.1%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	500,000	510,068
Merck & Co., Inc., 1.70%, 6/10/27	460,000	448,207
Royalty Pharma plc, 1.20%, 9/2/25	1,019,000	968,187
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	690,000	712,982
Viatris, Inc., 1.65%, 6/22/25	600,000	579,938
		3,219,382
Real Estate Management and Development — 0.9%
Essential Properties LP, 2.95%, 7/15/31	500,000	459,967
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(1)	201,000	191,532
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)(2)	743,000	760,520
		1,412,019
14

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Road and Rail — 1.6%
DAE Funding LLC, 1.55%, 8/1/24(1)	$436,000	$418,677
DAE Funding LLC, 2.625%, 3/20/25(1)	527,000	514,239
DAE Funding LLC, 3.375%, 3/20/28(1)	295,000	284,392
Triton Container International Ltd., 1.15%, 6/7/24(1)	1,225,000	1,188,805
		2,406,113
Semiconductors and Semiconductor Equipment — 1.6%
Microchip Technology, Inc., 4.25%, 9/1/25	1,270,000	1,303,681
Qorvo, Inc., 4.375%, 10/15/29	549,000	556,076
Qorvo, Inc., 3.375%, 4/1/31(1)	658,000	618,698
		2,478,455
Software — 0.7%
Oracle Corp., 1.65%, 3/25/26	1,127,000	1,080,304
Specialty Retail — 0.9%
AutoNation, Inc., 1.95%, 8/1/28	359,000	338,449
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	555,000	533,960
Lowe's Cos., Inc., 2.625%, 4/1/31	460,000	444,887
		1,317,296
Technology Hardware, Storage and Peripherals — 1.5%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	1,122,000	1,216,176
HP, Inc., 2.65%, 6/17/31	408,000	383,232
Seagate HDD Cayman, 4.875%, 3/1/24	667,000	688,711
		2,288,119
Thrifts and Mortgage Finance — 0.5%
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	700,000	720,175
Trading Companies and Distributors — 1.3%
Air Lease Corp., 3.625%, 4/1/27	807,000	825,375
Aircastle Ltd., 4.125%, 5/1/24(2)	526,000	538,550
Aircastle Ltd., 5.25%, 8/11/25(1)	560,000	598,054
		1,961,979
Wireless Telecommunication Services — 1.1%
T-Mobile USA, Inc., 4.75%, 2/1/28	1,562,000	1,614,288
TOTAL CORPORATE BONDS (Cost $142,964,894)		137,769,533
U.S. TREASURY SECURITIES — 5.4%
U.S. Treasury Notes, 0.375%, 8/15/24	1,750,000	1,699,824
U.S. Treasury Notes, 1.00%, 12/15/24	1,300,000	1,278,418
U.S. Treasury Notes, 1.50%, 2/15/25	4,200,000	4,183,594
U.S. Treasury Notes, 1.25%, 12/31/26	1,000,000	977,070
TOTAL U.S. TREASURY SECURITIES (Cost $8,223,239)		8,138,906
MUNICIPAL SECURITIES — 0.3%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $517,892)	515,000	504,850
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,259,329	2,259,329
15

Diversified Corporate Bond ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,653,470	$4,653,470
TOTAL SHORT-TERM INVESTMENTS (Cost $6,912,799)		6,912,799
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $158,618,824)		153,326,088
OTHER ASSETS AND LIABILITIES — (1.9)%		(2,880,031)
TOTAL NET ASSETS — 100.0%		$150,446,057

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	57	June 2022	$7,263,937	$52,842
U.S. Treasury 2-Year Notes	17	June 2022	3,658,852	7,020
			$10,922,789	$59,862
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	97	June 2022	$11,473,281	$(53,396)
U.S. Treasury Long Bonds	9	June 2022	1,410,188	(13,962)
U.S. Treasury Ultra Bonds	2	June 2022	371,875	(3,613)
			$13,255,344	$(70,971)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$6,500,000	$(295,693)	$(135,556)	$(431,249)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

16

Diversified Corporate Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,588,335, which represented 22.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,528,404. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,653,470.

See Notes to Financial Statements.
17

FEBRUARY 28, 2022 (UNAUDITED)

Diversified Municipal Bond ETF
	Principal Amount	Value
MUNICIPAL SECURITIES — 94.7%
Alabama — 0.7%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	$535,000	$555,768
Black Belt Energy Gas District Rev., VRN, 0.55%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	497,610
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	455,000	475,224
		1,528,602
Arizona — 4.7%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	173,292
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	585,000	642,460
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.49%, (MUNIPSA plus 0.25%), 1/1/46	155,000	155,056
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	191,930	205,121
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	250,000	276,659
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 5.50%, 7/1/31(1)	150,000	161,248
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	300,000	351,259
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)	100,000	108,352
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	208,211
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	461,492
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	750,000	772,752
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	410,000	426,003
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	177,846
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	60,797
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)(2)	620,000	628,428
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/27	75,000	84,712
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	85,826
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	505,023
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	228,400
Phoenix Civic Improvement Corp. Rev., (Phoenix Excise Tax Rev.), 4.00%, 7/1/45	1,000,000	1,134,376
Phoenix Civic Improvement Corp. Rev., (Phoenix Water System Rev.), 4.00%, 7/1/40	1,000,000	1,165,562
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	220,000	262,827
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	250,000	296,582
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	893,022
18

Diversified Municipal Bond ETF
	Principal Amount	Value
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	$175,000	$223,041
State of Arizona COP, 5.00%, 9/1/25	820,000	922,932
		10,611,279
California — 15.0%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	70,000	76,159
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	535,000	641,397
Bay Area Toll Authority Rev., 4.00%, 4/1/29	275,000	307,176
Bay Area Toll Authority Rev., VRN, 0.69%, (MUNIPSA plus 0.45%), 4/1/56	250,000	251,820
California Community Choice Financing Authority Rev., VRN, 0.69%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,755,440
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	566,398
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	100,000	17,831
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	115,496
California Housing Finance Rev., 4.00%, 3/20/33	386,520	426,179
California Housing Finance Rev., 4.25%, 1/15/35	481,668	544,412
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.59%, (MUNIPSA plus 0.35%), 8/1/47	250,000	250,282
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.94%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	1,010,276
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	56,957
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	126,530
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	200,679
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	475,000	540,100
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(1)	265,000	265,293
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/24(1)	95,000	99,952
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/25(1)	260,000	277,873
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/26(1)	405,000	437,214
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	207,988
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	268,997
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	283,520
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	297,200
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	266,093
City & County of San Francisco COP, 4.00%, 4/1/45	475,000	488,407
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(1)	500,000	536,304
19

Diversified Municipal Bond ETF
	Principal Amount	Value
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(1)	$300,000	$287,070
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 4/1/57(1)	350,000	308,078
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	594,580
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	170,000	148,541
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	700,000	947,483
Eastern Municipal Water District Rev., VRN, 0.34%, (MUNIPSA plus 0.10%), 7/1/46	750,000	750,173
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	567,907
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	158,020
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	278,858
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/22, Prerefunded at 100% of Par(4)	315,000	317,300
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23(4)	40,000	41,989
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(4)	1,000,000	1,115,269
Golden State Tobacco Securitization Corp. Rev., 0.00%, Capital Appreciation, 6/1/66(3)	500,000	74,797
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	570,000	637,409
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/31 (AGM)(1)	215,000	244,670
Inglewood Unified School District GO, 4.00%, 8/1/39 (AGM)	850,000	956,551
Irvine Special Assessment, (Irvine Reassessment District No. 15-1), 5.00%, 9/2/25	700,000	783,081
Los Angeles Department of Airports Rev., 5.00%, 5/15/45	500,000	612,602
Metropolitan Water District of Southern California Rev., VRN, 0.38%, (MUNIPSA plus 0.14%), 7/1/37	200,000	199,887
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	114,103
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/22(4)	600,000	600,000
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,020,000	1,167,530
Orange County Airport Rev., 5.00%, 7/1/24	130,000	140,925
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	415,000	453,621
Orange County Transportation Authority Rev., 5.00%, 10/15/24	1,715,000	1,879,537
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	250,000	274,554
Palomar Health GO, 5.00%, 8/1/27	545,000	615,698
Peralta Community College District GO, 5.00%, 8/1/25	550,000	617,536
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	347,674
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	215,000	238,081
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	1,000,000	1,072,260
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	467,962
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	695,137
20

Diversified Municipal Bond ETF
	Principal Amount	Value
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	$630,000	$793,679
State of California GO, 5.00%, 4/1/22	1,125,000	1,129,049
State of California GO, 5.00%, 12/1/23	725,000	773,114
State of California GO, 5.25%, 8/1/32 (AGM)	610,000	800,702
State of California GO, 5.00%, 8/1/34	245,000	281,000
State of California GO, 5.00%, 8/1/35	1,000,000	1,170,529
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	311,916
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 14-1), 5.00%, 9/1/29	150,000	164,968
Woodside Fire Protection District COP, 4.00%, 5/1/41	445,000	505,640
		33,955,453
Colorado — 2.2%
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	515,000	548,658
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	556,580
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	103,776
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	380,000	421,784
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	210,000	233,319
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	500,000	567,173
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	106,449
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	300,469
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	600,000	729,246
Regional Transportation District Rev., (Denver Transit Partners LLC), 4.00%, 7/15/34	500,000	561,065
Vauxmont Metropolitan District GO, 5.00%, 12/15/22 (AGM)	110,000	113,315
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	220,000	246,952
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	540,193
		5,028,979
Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	450,000	453,154
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	1,230,000	1,383,036
State of Connecticut GO, 5.00%, 11/15/31	365,000	408,739
State of Connecticut GO, 4.00%, 6/1/37	1,000,000	1,137,689
State of Connecticut, Special Tax Rev., 5.00%, 5/1/29	1,200,000	1,464,244
Town of Greenwich GO, 5.00%, 1/15/26	725,000	824,690
		5,671,552
District of Columbia — 1.0%
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/26	660,000	765,289
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/39	535,000	603,985
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/28	390,000	471,447
21

Diversified Municipal Bond ETF
	Principal Amount	Value
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	$265,000	$331,528
		2,172,249
Florida — 5.7%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), 5.00%, 12/1/44	350,000	379,419
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRN, 5.00%, 12/1/37	350,000	394,920
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	100,000	114,467
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	348,005
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	750,000	904,857
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	260,000	259,364
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	250,000	280,729
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/22	115,000	115,287
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/23	115,000	116,351
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24	105,000	109,142
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25	110,000	115,604
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26	110,000	116,469
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	207,377
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/42	390,000	443,899
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27(2)	375,000	435,130
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	598,687
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/41	840,000	959,951
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	175,000	195,315
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	540,000	653,177
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	800,000	968,792
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	115,220
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	417,742
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	750,000	711,733
Port State Lucie Sales Tax Rev., 4.00%, 9/1/51	375,000	424,269
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	650,000	650,446
State of Florida GO, 5.00%, 6/1/23(2)	1,700,000	1,786,754
Wildwood Utility Dependent District Rev., 5.00%, 10/1/41 (BAM)	900,000	1,099,875
		12,922,981
Georgia — 1.3%
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	449,107
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	543,184
22

Diversified Municipal Bond ETF
	Principal Amount	Value
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	$1,190,000	$1,328,216
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/41	650,000	724,164
		3,044,671
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	268,838
State of Hawaii Airports System Rev., 4.00%, 7/1/41	1,000,000	1,110,561
		1,379,399
Idaho — 0.2%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	365,000	407,991
Illinois — 4.1%
Chicago GO, 5.00%, 1/1/26	275,000	304,178
Chicago GO, 5.50%, 1/1/49	100,000	115,168
Chicago Board of Education GO, 5.00%, 12/1/22	200,000	205,820
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	313,555
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	61,426
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR)(NATL-RE)	135,000	159,997
Cook County GO, 5.00%, 11/15/22	500,000	514,442
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), VRN, 5.00%, 8/15/53	525,000	654,481
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 0.94%, (MUNIPSA plus 0.70%), 5/1/42	250,000	250,623
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	1,175,000	1,430,831
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	465,000	573,014
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	400,000	446,718
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	500,000	613,661
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	224,752
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	605,000	699,496
Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)	325,000	383,746
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	250,000	278,836
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	100,000	101,001
State of Illinois GO, 5.00%, 10/1/25	175,000	194,129
State of Illinois GO, 5.00%, 11/1/29	280,000	320,085
State of Illinois GO, 5.00%, 10/1/30	625,000	721,706
State of Illinois GO, 5.00%, 10/1/33	200,000	228,620
State of Illinois GO, 5.50%, 5/1/39	220,000	262,777
State of Illinois GO, 5.75%, 5/1/45	225,000	270,030
		9,329,092
Indiana — 0.6%
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	500,000	560,506
Purdue University Rev., 5.00%, 7/1/26	640,000	696,100
		1,256,606
Iowa — 0.7%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	427,901
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 0.59%, 5/15/56	500,000	495,377
23

Diversified Municipal Bond ETF
	Principal Amount	Value
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	$680,000	$723,221
		1,646,499
Kansas — 0.2%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	118,420
State of Kansas Department of Transportation Rev., 5.00%, 9/1/29	340,000	381,191
		499,611
Kentucky — 2.2%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	449,197
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	296,595
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	114,541
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	313,753
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	465,064
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	500,000	533,102
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	266,788
Kentucky Public Energy Authority Rev., VRN, 1.23%, 8/1/52(2)	1,000,000	996,816
Kentucky State University COP, 5.00%, 11/1/26 (BAM)	125,000	143,494
Kentucky State University COP, 5.00%, 11/1/28 (BAM)	145,000	173,655
Kentucky State University COP, 4.00%, 11/1/41 (BAM)	250,000	285,652
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	750,000	841,167
		4,879,824
Louisiana — 0.5%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(4)	520,000	574,778
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	100,000	115,083
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	103,118
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	296,332
		1,089,311
Maryland — 2.8%
Baltimore Rev., (Baltimore Water Utility Fund), 5.00%, 7/1/41	1,010,000	1,158,250
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	213,296
Baltimore County COP, 5.00%, 3/1/28	375,000	449,115
Brunswick Special Tax, 5.00%, 7/1/36	100,000	111,938
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	1,000,000	1,046,711
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	535,166
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/25(2)	500,000	555,573
State of Maryland GO, 4.00%, 8/1/26	790,000	878,932
State of Maryland GO, 5.00%, 8/1/27	320,000	379,852
State of Maryland GO, 5.00%, 8/1/33	850,000	1,092,602
		6,421,435
Massachusetts — 2.6%
Massachusetts GO, 5.00%, 5/1/25	345,000	384,402
Massachusetts GO, 4.00%, 9/1/36	400,000	440,046
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/41	910,000	1,106,880
24

Diversified Municipal Bond ETF
	Principal Amount	Value
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	$350,000	$435,262
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/22(1)	115,000	116,513
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	106,310
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	150,000	160,558
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/23	100,000	104,930
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	375,000	419,615
Massachusetts Port Authority Rev., 5.00%, 7/1/41	500,000	607,515
Massachusetts State College Building Authority Rev., 5.00%, 5/1/31	500,000	636,569
Massachusetts State College Building Authority Rev., 5.00%, 5/1/32	250,000	324,325
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	553,534
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	500,000	565,841
		5,962,300
Michigan — 1.5%
Detroit GO, 5.00%, 4/1/25	50,000	54,260
Detroit GO, 5.00%, 4/1/36	550,000	652,594
Detroit GO, 5.00%, 4/1/37	250,000	295,861
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	367,111
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	750,000	766,111
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 1.25%, 6/1/30	55,000	55,000
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/32	500,000	600,656
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	200,000	210,110
Michigan State Hospital Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/24	355,000	389,248
		3,390,951
Minnesota — 0.8%
Minneapolis MN/St Paul Housing & Redevelopment Authority Rev., (Allina Health Obligated Group), 5.00%, 11/15/24	370,000	406,207
State of Minnesota GO, 4.00%, 9/1/33	1,250,000	1,482,332
		1,888,539
Mississippi — 0.5%
Mississippi Hospital Equipment & Facilities Authority Rev., (Baptist Memorial Health Care Obligated Group), VRN, 0.20%, 9/1/36	650,000	648,252
State of Mississippi GO, 5.00%, 9/1/26	500,000	578,948
		1,227,200
Missouri — 1.0%
Kansas City Industrial Development Authority Rev., (Kansas City Airport Rev.), 5.00%, 3/1/46	1,000,000	1,145,681
Kansas City Industrial Development Authority Rev., (Kansas City), 5.00%, 3/1/37	600,000	697,104
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	300,000	340,879
		2,183,664
Nebraska — 0.4%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	600,000	645,300
25

Diversified Municipal Bond ETF
	Principal Amount	Value
Omaha Public Power District Rev., 5.00%, 2/1/23	$200,000	$207,509
		852,809
Nevada — 1.4%
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	267,999
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	221,315
Las Vegas Special Improvement District No. 816 Special Assessment, 2.00%, 6/1/22	155,000	155,144
Las Vegas Special Improvement District No. 816 Special Assessment, 2.00%, 6/1/23	150,000	150,356
Nevada System of Higher Education Rev., 5.00%, 7/1/23	1,330,000	1,401,377
Sparks Rev., 2.50%, 6/15/24(1)	140,000	140,594
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	255,000	291,091
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	424,255
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	209,823
		3,261,954
New Hampshire — 0.8%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	291,311	324,845
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	539,114
New Hampshire Business Finance Authority Rev., (Waste Management, Inc.), VRN, 0.58%, (MUNIPSA plus 0.38%), 10/1/33 (GA: Waste Management Holdings)	1,000,000	994,787
		1,858,746
New Jersey — 4.1%
New Jersey Economic Development Authority Rev., 5.50%, 12/15/26, Prerefunded at 100% of Par(4)	260,000	308,883
New Jersey Health Care Facilities Financing Authority Rev., (AtlantiCare Health System Obligated Group), 4.00%, 7/1/35	500,000	579,058
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/51	1,000,000	1,113,405
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	445,290
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 12/15/22	430,000	444,861
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	715,000	812,749
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/28	455,000	531,244
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	441,382
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	462,730
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	300,368
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	176,166
Newark Board of Education GO, 5.00%, 7/15/33 (BAM)	400,000	500,708
State of New Jersey GO, 5.00%, 6/1/24	1,000,000	1,078,259
State of New Jersey GO, 4.00%, 6/1/31	690,000	798,269
State of New Jersey GO, 4.00%, 6/1/32	500,000	582,199
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	125,000	145,002
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	180,000	208,028
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	312,011
		9,240,612
26

Diversified Municipal Bond ETF
	Principal Amount	Value
New Mexico — 0.4%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	$100,000	$100,094
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	550,665
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	200,000	200,103
		850,862
New York — 9.2%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 5.25%, 11/1/25	130,000	146,781
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	100,000	98,469
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	970,000	962,971
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	350,000	362,208
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	893,449
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	627,940
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	110,000	123,345
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	298,211
Metropolitan Transportation Authority Rev., VRN, 0.83%, 11/1/32 (AGM)	250,000	249,272
New York City GO, 5.00%, 8/1/23	365,000	385,416
New York City GO, 5.00%, 8/1/27	320,000	376,927
New York City GO, 4.00%, 8/1/50	500,000	557,148
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	500,000	574,274
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	351,741
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/22	360,000	364,635
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	125,000	153,829
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	580,000	716,505
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/32	510,000	575,235
New York City Water & Sewer System Rev., 5.00%, 6/15/25	750,000	801,815
New York City Water & Sewer System Rev., 5.00%, 6/15/27	500,000	566,428
New York City Water & Sewer System Rev., 5.00%, 6/15/27	110,000	124,614
New York City Water & Sewer System Rev., 5.00%, 6/15/39	815,000	903,855
New York City Water & Sewer System Rev., 5.00%, 6/15/49	390,000	466,437
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	239,199
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/25	710,000	788,604
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/51	550,000	674,478
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	562,323
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	750,000	847,481
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/26	1,100,000	1,254,314
New York State Thruway Authority Rev., 5.00%, 1/1/27	405,000	431,971
New York State Thruway Authority Rev., 5.00%, 1/1/29	915,000	1,003,803
27

Diversified Municipal Bond ETF
	Principal Amount	Value
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	$400,000	$492,197
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	132,461
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	542,925
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/24	100,000	108,406
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/25	100,000	110,385
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	170,000	184,047
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	545,000	585,424
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	255,000	302,773
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	1,115,000	1,267,431
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	455,000	448,494
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	110,304
		20,768,525
North Carolina — 3.4%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 5.00%, 1/15/50	1,050,000	1,154,672
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	550,000	621,691
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	779,061
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	50,000	50,011
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	1,140,000	1,217,010
State of North Carolina GO, 5.00%, 6/1/25	570,000	637,634
State of North Carolina Rev., 5.00%, 5/1/25	315,000	351,184
State of North Carolina Rev., 5.00%, 3/1/34	345,000	414,444
Wake County GO, 5.00%, 3/1/26	340,000	388,995
Wake County GO, 5.00%, 2/1/27(2)	1,000,000	1,172,641
Wake County Rev., 5.00%, 3/1/26	750,000	856,503
		7,643,846
Ohio — 3.3%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 5.00%, 12/1/29	535,000	657,179
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	315,264
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	495,000	539,250
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	512,200
Columbus GO, 5.00%, 4/1/32	500,000	607,632
Columbus Sewerage Rev., 5.00%, 6/1/29	250,000	286,271
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	411,783
Miami University/Oxford Rev., 5.00%, 9/1/36	570,000	718,965
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	170,000	197,216
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	109,654
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/46	500,000	629,648
28

Diversified Municipal Bond ETF
	Principal Amount	Value
State of Ohio GO, 5.00%, 6/15/41	$275,000	$344,800
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/39	700,000	770,100
Wright State University Rev., 4.00%, 5/1/22 (BAM)	600,000	603,341
Wright State University Rev., 4.00%, 5/1/23 (BAM)	400,000	413,548
Wright State University Rev., 4.00%, 5/1/24 (BAM)	430,000	454,416
		7,571,267
Oklahoma — 0.3%
Oklahoma Water Resources Board Rev., 4.00%, 4/1/37	620,000	713,715
Oregon — 0.6%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	267,745
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	106,308
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	35,000	38,459
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	50,000	56,540
Oregon Health & Science University Rev., (Obligated Group), 4.00%, 7/1/41	200,000	228,581
State of Oregon GO, 5.00%, 5/1/26	505,000	579,402
		1,277,035
Pennsylvania — 2.7%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	168,730
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	301,093
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	321,961
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	15,000	17,196
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/31	1,200,000	1,338,826
Geisinger Authority Rev., (Geisinger Health System Obligated Group), 5.00%, 2/15/32	150,000	173,384
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	100,000	114,763
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	225,000	254,025
Pennsylvania GO, 5.00%, 7/15/29	845,000	1,037,326
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	290,000	349,618
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	340,000	375,277
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/45	1,000,000	1,202,809
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	338,110
School District of Philadelphia GO, 5.00%, 9/1/22	155,000	158,245
		6,151,363
South Carolina — 0.4%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	107,184
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	252,560
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	500,000	561,685
		921,429
Tennessee — 1.1%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 0.00%, Capital Appreciation, 6/1/43(1)(3)	3,000,000	1,089,376
29

Diversified Municipal Bond ETF
	Principal Amount	Value
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 4.00%, 7/1/46	$225,000	$255,915
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	150,000	162,165
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	225,000	247,332
State of Tennessee GO, 5.00%, 11/1/34	255,000	329,344
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	355,000	381,217
		2,465,349
Texas — 7.5%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	484,461
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/24 (PSF-GTD)	110,000	115,618
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/25 (PSF-GTD)	170,000	182,394
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/26 (PSF-GTD)	280,000	305,785
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	483,710
Bexar County GO, 4.00%, 6/15/25, Prerefunded at 100% of Par(4)	950,000	1,032,922
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	155,000	169,757
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(4)	600,000	620,815
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	600,000	673,427
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/30	1,000,000	1,218,023
Central Texas Turnpike System Rev., 5.00%, 8/15/42	245,000	264,403
Clear Creek Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	750,000	855,114
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	55,556
Corpus Christi Utility System Rev., 5.00%, 7/15/33	400,000	497,809
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	290,000	358,361
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 4.00%, 10/1/47	1,000,000	1,126,343
Houston GO, 5.00%, 3/1/29	340,000	414,243
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	209,118
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	500,000	582,809
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	240,000	279,748
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	585,000	622,859
Round Rock Independent School District GO, 5.00%, 8/1/24 (PSF-GTD)	215,000	234,414
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	745,000	867,982
San Antonio Water System Rev., 4.00%, 5/15/34	275,000	319,271
San Antonio Water System Rev., 5.00%, 5/15/40	500,000	636,641
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/47	250,000	282,561
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	250,000	282,666
30

Diversified Municipal Bond ETF
	Principal Amount	Value
Texas Transportation Commission Turnpike System Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	$825,000	$841,151
Texas Water Development Board Rev., 4.00%, 8/1/34	280,000	328,384
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/25	850,000	959,091
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	415,000	515,896
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	325,000	402,720
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/51	500,000	577,090
University of Texas System Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	250,000	254,952
		17,056,094
Utah — 1.0%
State of Utah GO, 5.00%, 7/1/26	415,000	478,719
State of Utah GO, 5.00%, 7/1/28	585,000	708,144
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	750,000	702,769
Vineyard Redevelopment Agency Tax Allocation, (Geneva Urban Renewal Project Area), 4.00%, 5/1/40 (AGM)	160,000	181,761
Vineyard Redevelopment Agency Tax Allocation, (Geneva Urban Renewal Project Area), 4.00%, 5/1/41 (AGM)	175,000	198,489
		2,269,882
Virginia — 1.6%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	545,000	553,027
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/26	1,510,000	1,730,867
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/37	825,000	931,672
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	210,686
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	85,000	91,096
		3,517,348
Washington — 2.5%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	240,000	299,704
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	720,000	903,565
Port of Seattle Rev., 5.00%, 4/1/36	540,000	642,424
Seattle Municipal Light & Power Rev., VRN, 0.49%, (MUNIPSA plus 0.25%), 5/1/45	200,000	200,113
State of Washington GO, 5.00%, 2/1/29	420,000	502,798
State of Washington GO, 5.00%, 6/1/36	850,000	1,049,856
State of Washington GO, 5.00%, 8/1/39	300,000	333,435
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	334,866
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/23	500,000	511,446
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	664,156
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	300,000	292,469
		5,734,832
31

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Wisconsin — 2.6%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	$100,000	$116,395
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	250,000	303,609
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	79,706
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	164,206
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	692,405
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	87,612
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	253,876
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	231,345
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	215,000	212,969
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	546,332
State of Wisconsin GO, 5.00%, 5/1/31	1,680,000	2,056,301
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 0.38%, (MUNIPSA plus 0.18%), 8/15/54	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Chiara Communities, Inc.), 5.00%, 7/1/43	200,000	210,018
		5,954,774
TOTAL MUNICIPAL SECURITIES (Cost $217,886,789)		214,608,630
SHORT-TERM INVESTMENTS — 6.0%
Money Market Funds — 6.0%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class	13,703,692	13,703,692
TOTAL SHORT-TERM INVESTMENTS (Cost $13,703,214)		13,703,692
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $231,590,003)		228,312,322
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,638,891)
TOTAL NET ASSETS — 100.0%		$226,673,431

32

Diversified Municipal Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
MUNIPSA	-	SIFMA Municipal Swap Index
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $14,330,924, which represented 6.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
33

FEBRUARY 28, 2022 (UNAUDITED)

Emerging Markets Bond ETF
	Principal Amount	Value
CORPORATE BONDS — 58.7%
Brazil — 7.3%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	$200,000	$173,321
CSN Inova Ventures, 6.75%, 1/28/28(1)	200,000	207,760
CSN Resources SA, 4.625%, 6/10/31(1)	200,000	181,587
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)	200,000	208,600
Guara Norte Sarl, 5.20%, 6/15/34(1)	191,908	176,879
GUSAP III LP, 4.25%, 1/21/30(1)	250,000	249,981
MARB BondCo plc, 3.95%, 1/29/31(1)	200,000	176,275
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	200,000	185,364
Petrobras Global Finance BV, 6.875%, 1/20/40(2)	380,000	394,501
		1,954,268
Chile — 2.1%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	400,000	371,758
VTR Finance NV, 6.375%, 7/15/28(1)	200,000	202,775
		574,533
China — 1.4%
Meituan, 2.125%, 10/28/25(1)	200,000	183,968
Weibo Corp., 3.375%, 7/8/30	200,000	185,591
		369,559
Colombia — 6.2%
AI Candelaria Spain SA, 7.50%, 12/15/28	250,000	247,815
Ecopetrol SA, 5.375%, 6/26/26	460,000	472,238
Geopark Ltd., 5.50%, 1/17/27(1)	400,000	378,992
Millicom International Cellular SA, 4.50%, 4/27/31(1)	400,000	374,840
Oleoducto Central SA, 4.00%, 7/14/27(1)	200,000	188,842
		1,662,727
Ghana — 0.7%
Kosmos Energy Ltd., 7.50%, 3/1/28(1)(2)	200,000	189,354
India — 2.3%
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	197,250	192,974
Greenko Dutch BV, 3.85%, 3/29/26(1)	197,000	192,433
Reliance Industries Ltd., 2.875%, 1/12/32(1)	250,000	234,182
		619,589
Indonesia — 7.4%
Indika Energy Capital III Pte Ltd., 5.875%, 11/9/24(1)	200,000	193,752
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	425,000	449,947
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	200,000	194,917
Pertamina (Persero) PT, 6.00%, 5/3/42	600,000	667,249
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 5.45%, 5/21/28	425,000	463,042
		1,968,907
Israel — 2.5%
Altice Financing SA, 5.00%, 1/15/28	200,000	180,438
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	475,000	464,327
Leviathan Bond Ltd., 5.75%, 6/30/23(1)	10,000	10,073
		654,838
Jamaica — 0.8%
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	200,000	202,355
34

Emerging Markets Bond ETF
	Principal Amount	Value
Kazakhstan — 1.9%
KazMunayGas National Co. JSC, 5.75%, 4/19/47	$200,000	$210,799
KazMunayGas National Co. JSC, 4.75%, 4/19/27(1)	300,000	309,750
		520,549
Luxembourg — 0.7%
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	200,000	195,499
Macau — 0.7%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	200,000	182,398
Mexico — 7.4%
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	200,000	193,082
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	191,364
Cemex SAB de CV, 5.20%, 9/17/30(1)	200,000	195,486
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	179,800	184,359
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	192,963	181,671
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	200,000	192,159
Petroleos Mexicanos, 6.50%, 6/2/41	250,000	211,455
Petroleos Mexicanos, 6.49%, 1/23/27	400,000	412,200
Sigma Alimentos SA de CV, 4.125%, 5/2/26(1)	200,000	201,940
		1,963,716
Morocco — 0.8%
OCP SA, 6.875%, 4/25/44	200,000	204,014
Nigeria — 0.8%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	200,000	204,401
Panama — 2.3%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	400,000	414,988
Cable Onda SA, 4.50%, 1/30/30(1)	200,000	190,200
		605,188
Peru — 2.9%
Inkia Energy Ltd., 5.875%, 11/9/27	400,000	391,444
Petroleos del Peru SA, 4.75%, 6/19/32	400,000	386,572
		778,016
Russia — 0.7%
VEON Holdings BV, 3.375%, 11/25/27(1)	400,000	176,000
Saudi Arabia — 3.3%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	200,000	205,278
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	400,000	428,629
Saudi Electricity Global Sukuk Co. 3, 5.50%, 4/8/44(1)	200,000	234,525
		868,432
South Africa — 1.4%
Prosus NV, 3.26%, 1/19/27(1)	200,000	191,777
Sasol Financing USA LLC, 5.50%, 3/18/31	200,000	191,919
		383,696
Spain — 1.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	400,000	326,302
Tanzania, United Republic Of — 0.8%
HTA Group Ltd., 7.00%, 12/18/25(1)	200,000	202,938
United Arab Emirates — 1.6%
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	400,000	437,045
United States — 0.7%
DAE Funding LLC, 3.375%, 3/20/28(1)	200,000	192,808
35

Emerging Markets Bond ETF
	Principal Amount	Value
Zambia — 0.8%
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	$200,000	$212,776
TOTAL CORPORATE BONDS (Cost $17,023,809)		15,649,908
SOVEREIGN GOVERNMENTS AND AGENCIES — 30.3%
Argentina — 0.6%
Argentine Republic Government International Bond, 1.125%, 7/9/35	550,000	163,487
Armenia — 0.7%
Republic of Armenia International Bond, 3.60%, 2/2/31	200,000	171,955
Belarus — 0.2%
Republic of Belarus International Bond, 5.875%, 2/24/26	200,000	64,000
Bolivia — 0.7%
Bolivian Government International Bond, 4.50%, 3/20/28	200,000	178,002
Brazil — 1.0%
Brazilian Government International Bond, 5.00%, 1/27/45	300,000	267,192
Colombia — 1.8%
Colombia Government International Bond, 6.125%, 1/18/41	500,000	485,882
Costa Rica — 0.7%
Costa Rica Government International Bond, 7.00%, 4/4/44	200,000	192,500
Dominican Republic — 1.6%
Dominican Republic International Bond, 6.40%, 6/5/49	450,000	416,817
Ecuador — 0.9%
Ecuador Government International Bond, 1.00%, 7/31/35	350,000	246,753
Egypt — 2.8%
Egypt Government International Bond, MTN, 7.05%, 1/15/32	200,000	164,267
Egypt Government International Bond, MTN, 5.80%, 9/30/27	200,000	176,685
Egypt Government International Bond, 8.875%, 5/29/50	500,000	396,973
		737,925
Ghana — 0.6%
Ghana Government International Bond, 8.63%, 6/16/49	250,000	161,998
Indonesia — 1.1%
Indonesia Government International Bond, 8.50%, 10/12/35	200,000	293,387
Iraq — 0.7%
Iraq International Bond, 5.80%, 1/15/28	203,125	195,760
Ivory Coast — 0.7%
Ivory Coast Government International Bond, 5.75%, 12/31/32	197,084	193,553
Jordan — 0.7%
Jordan Government International Bond, 7.375%, 10/10/47	200,000	182,132
Kenya — 1.3%
Republic of Kenya Government International Bond, 8.25%, 2/28/48	400,000	349,517
Mexico — 2.0%
Mexico Government International Bond, 6.05%, 1/11/40	250,000	286,915
Mexico Government International Bond, 4.75%, 4/27/32	225,000	240,412
		527,327
Nigeria — 0.9%
Nigeria Government International Bond, MTN, 7.625%, 11/28/47	300,000	244,202
Oman — 1.8%
Oman Government International Bond, 6.75%, 1/17/48	500,000	484,320
Pakistan — 0.8%
Pakistan Government International Bond, 8.25%, 9/30/25	200,000	202,596
36

Emerging Markets Bond ETF
	Principal Amount/Shares	Value
Panama — 1.5%
Panama Government International Bond, 4.50%, 4/16/50	$400,000	$391,548
Paraguay — 0.8%
Paraguay Government International Bond, 5.00%, 4/15/26	200,000	209,802
Russia — 0.3%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	80,266
Saudi Arabia — 1.7%
Saudi Government International Bond, MTN, 4.625%, 10/4/47	400,000	441,035
Senegal — 0.7%
Senegal Government International Bond, 6.25%, 5/23/33	200,000	186,888
South Africa — 2.0%
Republic of South Africa Government International Bond, 5.875%, 9/16/25	500,000	534,143
Tunisia — 1.1%
Tunisian Republic, 5.75%, 1/30/25	400,000	297,809
Ukraine — 0.6%
Ukraine Government International Bond, 7.25%, 3/15/33	500,000	171,808
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,592,692)		8,072,604
U.S. TREASURY SECURITIES — 1.8%
U.S. Treasury Notes, 1.375%, 11/15/31 (Cost $488,338)	500,000	479,414
PREFERRED STOCKS — 1.6%
India — 0.7%
Network i2i Ltd., 3.98%	200,000	190,262
Mexico — 0.9%
Banco Mercantil del Norte SA, 8.375%(1)	220,000	230,400
TOTAL PREFERRED STOCKS (Cost $465,232)		420,662
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	433,050	433,050
State Street Navigator Securities Lending Government Money Market Portfolio(3)	302,600	302,600
		735,650
Treasury Bills — 0.2%
U.S. Treasury Bills, 0.05%, 3/10/22(4)(5)	$50,000	50,000
TOTAL SHORT-TERM INVESTMENTS (Cost $785,649)		785,650
TOTAL INVESTMENT SECURITIES — 95.4% (Cost $28,355,720)		25,408,238
OTHER ASSETS AND LIABILITIES — 4.6%		1,230,392
TOTAL NET ASSETS — 100.0%		$26,638,630

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	8	June 2022	$1,487,500	$10,484
^Amount represents value and unrealized appreciation (depreciation).
37

Emerging Markets Bond ETF

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	6	June 2022	$847,969	$(10,043)
U.S. Treasury 2-Year Notes	24	June 2022	5,165,437	(10,171)
			$6,013,406	$(20,214)
^Amount represents value and unrealized appreciation (depreciation).

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America, N. A./ Russian Foreign Bond - Eurobond	Buy	(1.00)%	12/20/26	$325,000	$16,802	$134,861	$151,663
Barclays Bank plc/ Russian Foreign Bond - Eurobond	Buy	(1.00)%	12/20/26	$650,000	43,772	259,496	303,268
Bank of America, N. A./ Russian Foreign Bond - Eurobond	Buy	(1.00)%	12/20/26	$325,000	13,992	137,671	151,663
Morgan Stanley/ Mexico Government International Bond	Buy	(1.00)%	12/20/26	$670,000	—	3,364	3,364
					$74,566	$535,392	$609,958
^The value for credit default swap agreements serves as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

38

Emerging Markets Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $10,190,079, which represented 38.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $291,927. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $302,600.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $44,999.
(5)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
39

FEBRUARY 28, 2022 (UNAUDITED)

Multisector Income ETF
	Principal Amount	Value
CORPORATE BONDS — 45.8%
Aerospace and Defense — 0.3%
TransDigm, Inc., 4.625%, 1/15/29	$315,000	$297,653
Airlines — 0.9%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	380,000	389,500
United Airlines Pass Through Trust, 4.875%, 7/15/27	380,160	388,540
United Airlines, Inc., 4.625%, 4/15/29(1)	283,000	276,576
		1,054,616
Automobiles — 0.4%
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	454,000	424,717
Banks — 0.8%
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	390,000	353,119
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	300,000	273,682
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	305,000	308,957
		935,758
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	535,000	548,947
Capital Markets — 5.5%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	585,000	549,894
Blue Owl Finance LLC, 4.125%, 10/7/51(1)	271,000	239,574
Coinbase Global, Inc., 3.375%, 10/1/28(1)(2)	346,000	315,924
Deutsche Bank AG, VRN, 3.74%, 1/7/33	625,000	585,563
FS KKR Capital Corp., 4.25%, 2/14/25(1)	684,000	691,835
FS KKR Capital Corp., 3.125%, 10/12/28	378,000	351,534
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	872,000	836,071
Hercules Capital, Inc., 2.625%, 9/16/26	328,000	312,540
Hercules Capital, Inc., 3.375%, 1/20/27	114,000	110,160
Main Street Capital Corp., 3.00%, 7/14/26	117,000	112,412
Morgan Stanley, 4.50%, 2/11/27(1)	237,000	234,938
Morgan Stanley, VRN, 2.63%, 2/18/26	225,000	225,139
Morgan Stanley, VRN, 2.48%, 9/16/36	197,000	179,028
Owl Rock Capital Corp., 2.625%, 1/15/27	111,000	101,432
Owl Rock Core Income Corp., 4.70%, 2/8/27(1)	104,000	103,006
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	512,000	481,389
Prospect Capital Corp., 3.71%, 1/22/26	845,000	833,844
		6,264,283
Chemicals — 0.7%
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	191,364
Diamond BC BV, 4.625%, 10/1/29(1)	310,000	282,517
Tronox, Inc., 4.625%, 3/15/29(1)	375,000	354,705
		828,586
Construction and Engineering — 0.4%
IHS Netherlands Holdco BV, 8.00%, 9/18/27	400,000	408,958
Consumer Finance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	370,000	356,710
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	174,000	164,456
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)	59,000	55,292
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)	264,000	249,192
40

Multisector Income ETF
	Principal Amount	Value
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)(2)	$385,000	$364,449
SLM Corp., 3.125%, 11/2/26	301,000	288,919
		1,479,018
Diversified Financial Services — 0.8%
Antares Holdings LP, 6.00%, 8/15/23(1)	400,000	414,873
Societe Generale SA, VRN, 4.03%, 1/21/43(1)	520,000	473,694
		888,567
Electric Utilities — 1.0%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	440,000	410,602
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	771,850	726,686
		1,137,288
Energy Equipment and Services — 0.8%
Guara Norte Sarl, 5.20%, 6/15/34(1)	671,678	619,075
Weatherford International Ltd., 8.625%, 4/30/30(1)	340,000	345,777
		964,852
Entertainment — 0.5%
Netflix, Inc., 4.875%, 4/15/28	260,000	278,950
Netflix, Inc., 5.875%, 11/15/28	280,000	317,058
		596,008
Equity Real Estate Investment Trusts (REITs) — 5.2%
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 9/30/28(1)	620,000	578,696
EPR Properties, 4.75%, 12/15/26	263,000	272,053
EPR Properties, 4.95%, 4/15/28	735,000	758,160
EPR Properties, 3.60%, 11/15/31	144,000	136,066
IIP Operating Partnership LP, 5.50%, 5/25/26	700,000	719,470
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 3.875%, 2/15/29(1)	585,000	588,978
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	250,000	251,376
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	460,000	434,256
National Health Investors, Inc., 3.00%, 2/1/31	585,000	540,519
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	329,000	322,014
Sabra Health Care LP, 3.20%, 12/1/31	507,000	471,966
Tanger Properties LP, 2.75%, 9/1/31	678,000	617,387
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	300,000	298,204
		5,989,145
Food and Staples Retailing — 0.4%
United Natural Foods, Inc., 6.75%, 10/15/28(1)	470,000	486,333
Food Products — 0.8%
MARB BondCo plc, 3.95%, 1/29/31(1)	895,000	788,831
US Foods, Inc., 4.75%, 2/15/29(1)	80,000	79,237
		868,068
Health Care Providers and Services — 0.3%
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	387,000	392,435
Hotels, Restaurants and Leisure — 2.5%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	245,000	232,788
Carnival Corp., 5.75%, 3/1/27(1)	605,000	590,057
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(2)	665,000	615,843
Scientific Games International, Inc., 7.25%, 11/15/29(1)	420,000	446,670
Studio City Finance Ltd., 5.00%, 1/15/29(1)	300,000	239,100
41

Multisector Income ETF
	Principal Amount	Value
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	$385,000	$361,781
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	370,000	366,740
		2,852,979
Household Durables — 0.2%
Safehold Operating Partnership LP, 2.85%, 1/15/32	272,000	251,696
Independent Power and Renewable Electricity Producers — 0.2%
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	295,875	289,460
Insurance — 0.7%
American International Group, Inc., 4.20%, 4/1/28	335,000	363,496
SBL Holdings, Inc., VRN, 6.50%, 11/13/26(1)	413,000	386,155
Stewart Information Services Corp., 3.60%, 11/15/31	22,000	21,256
		770,907
Internet and Direct Marketing Retail — 0.8%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	840,000	727,948
Prosus NV, 3.68%, 1/21/30(1)	200,000	180,463
		908,411
Machinery — 0.6%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	420,000	408,817
Vertiv Group Corp., 4.125%, 11/15/28(1)	320,000	294,034
		702,851
Media — 2.5%
CSC Holdings LLC, 7.50%, 4/1/28(1)	320,000	319,927
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	265,000	265,331
DISH DBS Corp., 5.25%, 12/1/26(1)	505,000	496,005
Paramount Global, VRN, 6.25%, 2/28/57	400,000	405,076
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	666,000	597,122
VTR Finance NV, 6.375%, 7/15/28(1)	800,000	811,100
		2,894,561
Metals and Mining — 4.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	400,000	401,697
Allegheny Technologies, Inc., 4.875%, 10/1/29	280,000	271,249
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	495,000	478,489
CSN Inova Ventures, 6.75%, 1/28/28(1)	800,000	831,040
GUSAP III LP, 4.25%, 1/21/30(1)	500,000	499,962
HTA Group Ltd., 7.00%, 12/18/25(1)	800,000	811,752
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	405,000	428,774
Novelis Corp., 4.75%, 1/30/30(1)	385,000	377,425
United States Steel Corp., 6.875%, 3/1/29(2)	625,000	642,953
		4,743,341
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	299,000	300,124
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	825,000	800,671
Starwood Property Trust, Inc., 4.375%, 1/15/27(1)	478,000	464,715
		1,565,510
Multi-Utilities — 0.4%
Sempra Energy, VRN, 4.125%, 4/1/52	490,000	464,742
Multiline Retail — 0.5%
JSM Global Sarl, 4.75%, 10/20/30(1)	600,000	527,790
42

Multisector Income ETF
	Principal Amount	Value
Oil, Gas and Consumable Fuels — 6.7%
Antero Resources Corp., 5.375%, 3/1/30(1)	$520,000	$530,681
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	380,000	399,912
Comstock Resources, Inc., 5.875%, 1/15/30(1)	580,000	561,846
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	520,000	529,862
Ecopetrol SA, 4.625%, 11/2/31	400,000	358,990
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	580,000	542,573
Geopark Ltd., 5.50%, 1/17/27(1)(2)	800,000	757,984
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	300,000	278,046
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	300,000	292,376
MEG Energy Corp., 5.875%, 2/1/29(1)	585,000	592,195
Occidental Petroleum Corp., 6.375%, 9/1/28	460,000	520,614
Occidental Petroleum Corp., 6.125%, 1/1/31	344,000	391,689
Petroleos Mexicanos, 6.875%, 8/4/26	500,000	530,225
Petroleos Mexicanos, 6.70%, 2/16/32(1)	85,000	82,156
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	300,000	293,248
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	365,000	362,341
Southwestern Energy Co., 5.375%, 3/15/30	600,000	620,568
		7,645,306
Paper and Forest Products — 0.6%
Glatfelter Corp., 4.75%, 11/15/29(1)	240,000	228,230
Sylvamo Corp., 7.00%, 9/1/29(1)	410,000	411,536
		639,766
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	560,000	452,441
Real Estate Management and Development — 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	329,000	313,973
Semiconductors and Semiconductor Equipment — 0.3%
Qorvo, Inc., 4.375%, 10/15/29	301,000	304,880
Software — 0.3%
Oracle Corp., 1.65%, 3/25/26	410,000	393,012
Technology Hardware, Storage and Peripherals — 0.5%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	590,000	567,981
Thrifts and Mortgage Finance — 1.4%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	227,000	226,850
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	635,000	587,010
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	475,000	482,726
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	320,000	301,171
		1,597,757
Wireless Telecommunication Services — 0.7%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	600,000	557,637
Sprint Corp., 7.125%, 6/15/24	265,000	286,863
		844,500
TOTAL CORPORATE BONDS (Cost $55,106,257)		52,297,096
U.S. TREASURY SECURITIES — 14.3%
U.S. Treasury Notes, 0.125%, 5/31/23(3)	245,000	241,679
U.S. Treasury Notes, 0.75%, 12/31/23(3)	700,000	691,346
U.S. Treasury Notes, 0.875%, 1/31/24	8,000,000	7,914,062
U.S. Treasury Notes, 1.50%, 2/29/24	2,400,000	2,402,109
U.S. Treasury Notes, 1.00%, 12/15/24(3)	4,100,000	4,031,934
43

Multisector Income ETF
		Principal Amount	Value
U.S. Treasury Notes, 1.125%, 1/15/25		$1,000,000	$986,016
TOTAL U.S. TREASURY SECURITIES (Cost $16,346,229)			16,267,146
ASSET-BACKED SECURITIES — 10.1%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	382,246
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		484,003	467,286
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		398,583	397,542
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		100,000	100,870
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	100,803
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A SEQ, 4.125%, 6/15/43(1)		430,903	420,505
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(1)		550,000	544,614
Cologix Data Centers US Issuer LLC, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	450,000	371,553
Cologix Data Centers US Issuer LLC, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	275,822
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		$575,000	562,217
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)		423,015	406,054
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)		600,000	559,478
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)		475,000	464,297
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)		316,381	299,702
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		371,144	359,172
MACH 1 Cayman Ltd., Series 2019-1, Class A SEQ, 3.47%, 10/15/39(1)		302,911	298,147
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)		711,525	690,093
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)		450,654	441,935
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)		750,000	682,323
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)		261,000	235,928
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)		445,000	394,304
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)		200,000	184,945
SAPPHIRE AVIATION FINANCE II Ltd., Series 2020-1A, Class A SEQ, 3.23%, 3/15/40(1)		202,378	194,290
ServiceMaster Funding LLC, Series 2020-1, Class A2I SEQ, 2.84%, 1/30/51(1)		198,000	189,057
ServiceMaster Funding LLC, Series 2020-1, Class A2II SEQ, 3.34%, 1/30/51(1)		412,830	396,531
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		479,150	463,119
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)		663,582	645,560
Trinity Rail Leasing LP, Series 2009-1A, Class A SEQ, 6.66%, 11/16/39(1)		195,677	206,190
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		425,000	425,000
Wingstop Funding LLC, Series 2020-1A, Class A2 SEQ, 2.84%, 12/5/50(1)		398,000	390,907
TOTAL ASSET-BACKED SECURITIES (Cost $11,988,183)			11,550,490
44

Multisector Income ETF
	Principal Amount/Shares	Value
PREFERRED STOCKS — 7.0%
Banks — 3.6%
Banco Mercantil del Norte SA, 8.375%(1)	800,000	$837,820
Banco Santander SA, 4.75%	350,000	323,400
Barclays plc, 4.375%	175,000	161,000
BNP Paribas SA, 4.625%(1)	580,000	552,740
ING Groep NV, 3.875%	515,000	457,706
JPMorgan Chase & Co., 4.60%	1,270,000	1,250,315
SVB Financial Group, 4.25%	525,000	505,641
		4,088,622
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The), 3.75%	505,000	471,084
Charles Schwab Corp. (The), Series H, 4.00%	1,105,000	1,024,136
Goldman Sachs Group, Inc. (The), 3.80%	300,000	285,000
UBS Group AG, 4.875%(1)	209,000	202,605
		1,982,825
Trading Companies and Distributors — 0.9%
Air Lease Corp., 4.125%	491,000	445,582
Aircastle Ltd., 5.25%(1)	625,000	600,000
		1,045,582
Insurance — 0.4%
Allianz SE, 3.20%(1)	585,000	505,733
Consumer Finance — 0.4%
Discover Financial Services, 5.50%	400,000	394,320
TOTAL PREFERRED STOCKS (Cost $8,713,195)		8,017,082
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.3%
Brazil — 0.5%
Brazilian Government International Bond, 3.875%, 6/12/30	$600,000	561,228
Colombia — 0.8%
Colombia Government International Bond, 3.125%, 4/15/31	1,050,000	891,702
Dominican Republic — 0.4%
Dominican Republic International Bond, 4.875%, 9/23/32	500,000	456,255
Egypt — 0.3%
Egypt Government International Bond, 5.875%, 6/11/25	300,000	294,521
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27	300,000	217,895
Kazakhstan — 0.4%
Kazakhstan Government International Bond, MTN, 3.875%, 10/14/24	400,000	417,295
Oman — 0.9%
Oman Government International Bond, 4.75%, 6/15/26	445,000	446,912
Oman Government International Bond, 5.625%, 1/17/28	600,000	614,362
		1,061,274
South Africa — 1.1%
Republic of South Africa Government International Bond, 4.875%, 4/14/26	400,000	411,474
Republic of South Africa Government International Bond, 5.875%, 6/22/30	800,000	839,747
		1,251,221
45

Multisector Income ETF
	Principal Amount/Shares	Value
Trinidad — 0.3%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	$400,000	$404,004
Turkey — 0.3%
Turkey Government International Bond, 6.875%, 3/17/36	410,000	360,410
Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 9/1/26	250,000	87,844
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $6,581,464)		6,003,649
COLLATERALIZED LOAN OBLIGATIONS — 4.9%
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 3.86%, 7/25/29(1)	500,000	491,476
Ares CLO Ltd., Series 2015-2A, Class DR, VRN, 3.34%, (3-month LIBOR plus 3.10%), 4/17/33(1)	800,000	792,211
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.04%, (3-month LIBOR plus 2.80%), 1/15/29(1)	350,000	351,048
CIFC Funding Ltd., Series 2016-1A, Class D2RR, VRN, 4.38%, (3-month LIBOR plus 4.25%), 10/21/31(1)	600,000	602,714
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 3.90%, (3-month LIBOR plus 3.65%), 7/20/30(1)	500,000	494,295
Deer Creek CLO Ltd., Series 2017-1A, Class D, VRN, 3.20%, (3-month LIBOR plus 2.95%), 10/20/30(1)	800,000	780,955
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 4.61%, (3-month LIBOR plus 4.35%), 1/22/28(1)	475,000	464,052
Octagon Investment Partners Ltd., Series 2018-18A, Class C, VRN, 2.94%, (3-month LIBOR plus 2.70%), 4/16/31(1)	800,000	779,669
Sound Point CLO Ltd., Series 2014-3RA, Class C, VRN, 2.51%, (3-month LIBOR plus 2.25%), 10/23/31(1)	500,000	496,618
Tryon Park CLO Ltd., Series 2013-1A, Class CR, VRN, 2.94%, (3-month LIBOR plus 2.70%), 4/15/29(1)	375,000	370,343
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,680,221)		5,623,381
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
ACRES Commercial Realty Corp., Series 2020-RSO8, Class C, VRN, 2.31%, (30-day average SOFR plus 2.26%), 3/15/35(1)	150,000	149,596
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	400,000	364,134
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.19%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	389,062
BX Trust, Series 2021-ARIA, Class G, VRN, 3.33%, (1-month LIBOR plus 3.14%), 10/15/36(1)	314,000	304,966
BXHPP Trust, Series 2021-FILM, Class D, VRN, 1.69%, (1-month LIBOR plus 1.50%), 8/15/36(1)	300,000	289,445
BXHPP Trust, Series 2021-FILM, Class E, VRN, 2.19%, (1-month LIBOR plus 2.00%), 8/15/36(1)	250,000	240,700
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 2.34%, (1-month LIBOR plus 2.15%), 5/15/36(1)	478,000	472,065
Med Trust, Series 2021-MDLN, Class F, VRN, 4.19%, (1-month LIBOR plus 4.00%), 11/15/38(1)	371,450	365,177
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, VRN, 2.69%, (1-month SOFR plus 2.61%), 7/15/36(1)	400,000	395,533
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 2.36%, (1-month LIBOR plus 2.25%), 4/25/38(1)	400,000	397,530
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 2.01%, (1-month LIBOR plus 1.90%), 7/25/36(1)	350,000	344,569
46

Multisector Income ETF
	Principal Amount/Shares	Value
SMRT, Series 2022-MINI, Class F, VRN, 3.45%, (1-month SOFR plus 3.35%), 1/15/24(1)	$596,000	$589,739
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,421,012)		4,302,516
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 3.2%
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	600,000	582,784
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.00%, 1/25/49(1)	590,000	584,310
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class B1, VRN, 4.21%, 10/25/66(1)	300,000	291,596
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	400,000	393,837
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)	400,000	389,159
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.25%, 7/25/51(1)	612,468	520,033
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 1.90%, (30-day average SOFR plus 1.85%), 11/25/31(1)	650,000	649,298
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 1.95%, (30-day average SOFR plus 1.90%), 2/25/34(1)	250,000	248,711
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,754,130)		3,659,728
BANK LOAN OBLIGATIONS(4) — 1.3%
Pharmaceuticals — 0.7%
Jazz Financing Lux S.a.r.l., USD Term Loan, 4.00%, (1-month LIBOR plus 3.50%), 5/5/28	498,747	497,624
McAfee, LLC, 2022 USD Term Loan B, 2/26/29(5)	355,000	350,710
		848,334
Media — 0.6%
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27	677,275	676,493
TOTAL BANK LOAN OBLIGATIONS (Cost $1,533,875)		1,524,827
CONVERTIBLE BONDS — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22 (Cost $513,885)	510,000	512,550
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,449,222	1,449,222
State Street Navigator Securities Lending Government Money Market Portfolio(6)	1,984,420	1,984,420
TOTAL SHORT-TERM INVESTMENTS (Cost $3,433,642)		3,433,642
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $118,072,093)		113,192,107
OTHER ASSETS AND LIABILITIES — 0.8%		876,040
TOTAL NET ASSETS — 100.0%		$114,068,147

47

Multisector Income ETF

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	56	June 2022	$12,052,687	$23,126
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	61	June 2022	$7,773,688	$(58,259)
U.S. Treasury 10-Year Ultra Notes	18	June 2022	2,543,906	(30,129)
U.S. Treasury 5-Year Notes	15	June 2022	1,774,219	(8,257)
U.S. Treasury Long Bonds	6	June 2022	940,125	(9,308)
U.S. Treasury Ultra Bonds	1	June 2022	185,937	(1,807)
			$13,217,875	$(107,760)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$17,200,000	$(873,757)	$(267,393)	$(1,141,150)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

48

Multisector Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $61,765,964, which represented 54.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,913,807. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,042,195.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,984,420.

See Notes to Financial Statements.
49

FEBRUARY 28, 2022 (UNAUDITED)

Select High Yield ETF
	Principal Amount	Value
CORPORATE BONDS — 93.3%
Aerospace and Defense — 1.6%
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	$50,000	$52,000
TransDigm, Inc., 6.25%, 3/15/26(1)	150,000	154,528
TransDigm, Inc., 6.375%, 6/15/26	100,000	102,064
TransDigm, Inc., 7.50%, 3/15/27	50,000	51,738
TransDigm, Inc., 5.50%, 11/15/27	275,000	274,212
TransDigm, Inc., 4.875%, 5/1/29	50,000	47,565
		682,107
Air Freight and Logistics — 0.1%
Western Global Airlines LLC, 10.375%, 8/15/25(1)	50,000	54,406
Airlines — 1.5%
Air Canada, 3.875%, 8/15/26(1)	50,000	48,619
American Airlines, Inc., 11.75%, 7/15/25(1)	225,000	273,136
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	100,000	102,500
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	100,000	111,156
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	50,000	50,684
United Airlines, Inc., 4.375%, 4/15/26(1)	50,000	49,935
		636,030
Auto Components — 1.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	200,000	200,543
Clarios Global LP, 6.75%, 5/15/25(1)	50,000	51,942
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	75,000	79,931
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	100,000	100,499
Patrick Industries, Inc., 4.75%, 5/1/29(1)	50,000	45,700
Tenneco, Inc., 5.00%, 7/15/26(2)	175,000	174,801
Tenneco, Inc., 7.875%, 1/15/29(1)	50,000	52,864
		706,280
Automobiles — 2.3%
Ford Motor Co., 9.00%, 4/22/25	100,000	116,063
Ford Motor Co., 3.25%, 2/12/32	50,000	47,256
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	200,000	202,500
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	211,169
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	200,000	192,627
Jaguar Land Rover Automotive plc, 4.50%, 10/1/27(1)	200,000	184,265
PM General Purchaser LLC, 9.50%, 10/1/28(1)	50,000	47,923
		1,001,803
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	50,000	46,628
Building Products — 1.3%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	125,000	120,225
Griffon Corp., 5.75%, 3/1/28	100,000	99,723
Masonite International Corp., 3.50%, 2/15/30(1)	50,000	46,415
PGT Innovations, Inc., 4.375%, 10/1/29(1)	100,000	94,096
Standard Industries, Inc., 4.375%, 7/15/30(1)	150,000	142,252
Standard Industries, Inc., 3.375%, 1/15/31(1)	50,000	44,316
		547,027
Capital Markets — 1.2%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	50,000	48,391
50

Select High Yield ETF
	Principal Amount	Value
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	$100,000	$99,866
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	100,000	100,980
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	150,000	149,173
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	75,000	71,565
MSCI, Inc., 3.625%, 11/1/31(1)	50,000	48,824
		518,799
Chemicals — 2.5%
Avient Corp., 5.75%, 5/15/25(1)	50,000	51,376
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	150,000	150,170
FXI Holdings, Inc., 12.25%, 11/15/26(1)	50,000	53,659
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	100,000	101,372
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	50,000	50,211
Olin Corp., 5.00%, 2/1/30	50,000	50,463
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	50,000	47,442
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	50,000	47,066
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	100,000	100,899
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	125,000	118,584
Tronox, Inc., 4.625%, 3/15/29(1)	50,000	47,294
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	225,000	225,061
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	50,000	48,000
		1,091,597
Commercial Services and Supplies — 1.7%
ADT Security Corp. (The), 4.125%, 8/1/29(1)	50,000	47,228
ADT Security Corp. (The), 4.875%, 7/15/32(1)	125,000	116,756
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	100,000	102,530
APX Group, Inc., 5.75%, 7/15/29(1)	50,000	44,905
Brink's Co. (The), 4.625%, 10/15/27(1)	100,000	97,769
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	151,219
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	75,000	69,846
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	75,000	69,493
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	50,000	48,310
		748,056
Communications Equipment — 0.2%
CommScope, Inc., 6.00%, 3/1/26(1)	100,000	102,474
Construction and Engineering — 0.4%
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	175,000	170,394
Construction Materials — 0.7%
Cemex SAB de CV, 5.20%, 9/17/30(1)	200,000	195,486
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	100,000	100,078
		295,564
Consumer Finance — 1.8%
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(3)	225,000	214,127
Navient Corp., 7.25%, 9/25/23	145,000	152,283
Navient Corp., 5.875%, 10/25/24	50,000	51,776
Navient Corp., 6.75%, 6/25/25	50,000	52,219
51

Select High Yield ETF
	Principal Amount	Value
Navient Corp., 5.50%, 3/15/29	$50,000	$47,339
OneMain Finance Corp., 6.125%, 3/15/24	100,000	103,122
OneMain Finance Corp., 6.875%, 3/15/25	150,000	160,249
		781,115
Containers and Packaging — 2.0%
Berry Global, Inc., 4.50%, 2/15/26(1)	100,000	100,322
Berry Global, Inc., 4.875%, 7/15/26(1)	50,000	50,748
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	150,000	149,400
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	98,429
OI European Group BV, 4.75%, 2/15/30(1)	50,000	47,937
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	225,000	229,193
Sealed Air Corp., 5.125%, 12/1/24(1)	100,000	103,618
TriMas Corp., 4.125%, 4/15/29(1)	75,000	70,718
		850,365
Distributors — 0.2%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	50,000	47,614
Performance Food Group, Inc., 4.25%, 8/1/29(1)	50,000	47,765
		95,379
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	100,000	89,578
Service Corp. International, 3.375%, 8/15/30	50,000	46,035
Service Corp. International, 4.00%, 5/15/31	50,000	47,456
		183,069
Diversified Financial Services — 0.5%
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	50,000	48,200
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	100,000	97,176
Paysafe Finance plc / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	75,000	65,352
		210,728
Diversified Telecommunication Services — 3.6%
Altice France SA, 5.125%, 1/15/29(1)	200,000	181,726
Altice France SA, 5.125%, 7/15/29(1)	200,000	181,247
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	200,000	202,700
Embarq Corp., 8.00%, 6/1/36	100,000	98,919
Hughes Satellite Systems Corp., 6.625%, 8/1/26	75,000	78,210
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	150,000	138,750
Lumen Technologies, Inc., 6.75%, 12/1/23	100,000	104,620
Lumen Technologies, Inc., 7.50%, 4/1/24	50,000	52,531
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	100,000	93,193
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	50,000	41,933
Sprint Capital Corp., 8.75%, 3/15/32	100,000	138,896
Telecom Italia Capital SA, 6.00%, 9/30/34	50,000	47,868
Telecom Italia Capital SA, 7.20%, 7/18/36	50,000	50,821
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	100,000	50,166
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	100,000	95,208
		1,556,788
Electric Utilities — 1.8%
FirstEnergy Corp., 4.40%, 7/15/27	50,000	51,867
FirstEnergy Corp., 5.35%, 7/15/47	50,000	52,914
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	100,000	98,967
NRG Energy, Inc., 6.625%, 1/15/27	50,000	51,750
52

Select High Yield ETF
	Principal Amount	Value
NRG Energy, Inc., 3.625%, 2/15/31(1)	$75,000	$69,083
PG&E Corp., 5.00%, 7/1/28	50,000	49,582
PG&E Corp., 5.25%, 7/1/30	50,000	49,748
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	50,000	44,591
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	50,000	43,458
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	100,000	102,517
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	100,000	100,859
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	50,000	48,539
		763,875
Electrical Equipment — 0.5%
Atkore, Inc., 4.25%, 6/1/31(1)	100,000	97,093
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	50,000	52,423
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	50,000	53,745
		203,261
Electronic Equipment, Instruments and Components — 0.5%
Imola Merger Corp., 4.75%, 5/15/29(1)	200,000	194,292
Energy Equipment and Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	50,000	51,381
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	100,000	100,116
Bristow Group, Inc., 6.875%, 3/1/28(1)	100,000	101,301
Precision Drilling Corp., 6.875%, 1/15/29(1)	50,000	50,253
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	45,481	43,587
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	46,875	45,847
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	50,000	50,118
Weatherford International Ltd., 8.625%, 4/30/30(1)	50,000	50,849
		493,452
Entertainment — 0.8%
Cinemark USA, Inc., 5.875%, 3/15/26(1)	50,000	49,300
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	50,000	47,750
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	100,000	98,376
Playtika Holding Corp., 4.25%, 3/15/29(1)	50,000	46,570
WMG Acquisition Corp., 3.875%, 7/15/30(1)	50,000	48,079
WMG Acquisition Corp., 3.00%, 2/15/31(1)	50,000	45,291
		335,366
Equity Real Estate Investment Trusts (REITs) — 3.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	50,000	46,712
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	50,000	47,834
Diversified Healthcare Trust, 9.75%, 6/15/25	100,000	105,758
Diversified Healthcare Trust, 4.375%, 3/1/31	50,000	43,022
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	50,000	47,464
Iron Mountain, Inc., 5.25%, 3/15/28(1)	275,000	275,550
Iron Mountain, Inc., 4.875%, 9/15/29(1)	100,000	96,907
Iron Mountain, Inc., 4.50%, 2/15/31(1)	50,000	46,819
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	75,000	77,369
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	100,000	100,550
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	100,000	104,619
53

Select High Yield ETF
	Principal Amount	Value
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$50,000	$50,979
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	50,000	48,765
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	50,000	47,036
SBA Communications Corp., 3.875%, 2/15/27	150,000	149,906
Service Properties Trust, 4.35%, 10/1/24	100,000	96,521
Service Properties Trust, 5.25%, 2/15/26	50,000	47,436
Service Properties Trust, 4.95%, 2/15/27	100,000	93,170
Service Properties Trust, 4.95%, 10/1/29(2)	100,000	90,581
Service Properties Trust, 4.375%, 2/15/30	50,000	43,625
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	50,000	47,674
		1,708,297
Food and Staples Retailing — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	50,000	50,281
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	50,000	51,757
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	50,000	46,587
		148,625
Food Products — 2.3%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	50,000	52,497
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	100,000	106,628
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	100,000	103,499
Kraft Heinz Foods Co., 4.625%, 10/1/39	50,000	53,625
Kraft Heinz Foods Co., 6.50%, 2/9/40	100,000	129,250
Kraft Heinz Foods Co., 4.375%, 6/1/46	150,000	153,937
Kraft Heinz Foods Co., 4.875%, 10/1/49	100,000	110,875
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	100,000	102,899
Post Holdings, Inc., 5.75%, 3/1/27(1)	150,000	151,725
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	50,000	46,377
		1,011,312
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	75,000	72,288
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	125,000	118,788
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	75,000	71,730
		262,806
Health Care Providers and Services — 4.3%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)	50,000	46,611
Centene Corp., 4.25%, 12/15/27	50,000	51,244
Centene Corp., 4.625%, 12/15/29	101,000	104,197
Centene Corp., 3.375%, 2/15/30	50,000	48,049
Centene Corp., 3.00%, 10/15/30	50,000	47,737
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	100,000	103,892
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	50,000	50,463
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	50,000	52,798
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	50,000	47,127
DaVita, Inc., 4.625%, 6/1/30(1)	200,000	192,079
DaVita, Inc., 3.75%, 2/15/31(1)	75,000	68,648
HCA, Inc., 5.375%, 2/1/25	100,000	106,013
54

Select High Yield ETF
	Principal Amount	Value
HCA, Inc., 5.875%, 2/15/26	$50,000	$54,096
HCA, Inc., 5.375%, 9/1/26	100,000	107,723
HCA, Inc., 5.625%, 9/1/28	175,000	194,186
HealthEquity, Inc., 4.50%, 10/1/29(1)	50,000	47,655
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	50,000	51,824
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	50,000	49,063
Owens & Minor, Inc., 4.50%, 3/31/29(1)	50,000	47,218
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	200,000	201,628
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	100,000	102,954
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	50,000	51,023
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	50,000	48,328
		1,874,556
Hotels, Restaurants and Leisure — 7.4%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	50,000	49,128
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	150,000	138,763
Affinity Gaming, 6.875%, 12/15/27(1)	200,000	197,255
Aramark Services, Inc., 6.375%, 5/1/25(1)	150,000	155,527
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	50,000	51,899
Carnival Corp., 10.50%, 2/1/26(1)	100,000	112,379
Carnival Corp., 7.625%, 3/1/26(1)	100,000	102,899
Carnival Corp., 5.75%, 3/1/27(1)	275,000	268,207
Carnival Corp., 9.875%, 8/1/27(1)	50,000	56,195
Carnival Corp., 4.00%, 8/1/28(1)	50,000	47,985
Carnival Corp., 6.00%, 5/1/29(1)	50,000	48,617
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	75,000	62,784
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	50,000	52,310
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	50,000	47,594
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	100,000	98,151
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	50,000	47,688
Life Time, Inc., 8.00%, 4/15/26(1)	175,000	174,891
MGM Resorts International, 6.75%, 5/1/25	100,000	103,611
MGM Resorts International, 4.75%, 10/15/28	75,000	74,812
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	50,000	48,813
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	100,000	101,120
NCL Corp. Ltd., 3.625%, 12/15/24(1)	100,000	93,876
NCL Corp. Ltd., 5.875%, 3/15/26(1)	50,000	48,175
NCL Corp. Ltd., 5.875%, 2/15/27(1)	74,000	74,181
NCL Finance Ltd., 6.125%, 3/15/28(1)(2)	50,000	48,309
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	50,000	45,423
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	50,000	45,064
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	50,000	50,431
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	100,000	109,274
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	50,000	45,381
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	150,000	147,194
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	50,000	48,123
Travel + Leisure Co., 6.625%, 7/31/26(1)	50,000	53,446
55

Select High Yield ETF
	Principal Amount	Value
Viking Cruises Ltd., 6.25%, 5/15/25(1)	$100,000	$96,123
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	100,000	93,969
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	100,000	101,530
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	50,000	52,255
		3,193,382
Household Durables — 2.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	75,000	70,780
Beazer Homes USA, Inc., 6.75%, 3/15/25	100,000	101,233
Beazer Homes USA, Inc., 5.875%, 10/15/27	75,000	74,531
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	100,000	94,250
Century Communities, Inc., 6.75%, 6/1/27	150,000	155,305
KB Home, 4.00%, 6/15/31	50,000	48,069
Mattamy Group Corp., 4.625%, 3/1/30(1)	75,000	70,637
Newell Brands, Inc., 4.70%, 4/1/26	100,000	103,630
STL Holding Co. LLC, 7.50%, 2/15/26(1)	50,000	51,375
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	50,000	49,916
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	50,000	47,213
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	50,000	45,000
Tri Pointe Homes, Inc., 5.25%, 6/1/27	100,000	99,785
		1,011,724
Independent Power and Renewable Electricity Producers — 1.4%
Atlantica Sustainable Infrastructure plc, 4.125%, 6/15/28(1)	200,000	192,845
Calpine Corp., 5.25%, 6/1/26(1)	37,000	37,413
Calpine Corp., 4.50%, 2/15/28(1)	100,000	97,752
Calpine Corp., 5.125%, 3/15/28(1)	100,000	96,500
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	100,000	100,691
Sunnova Energy Corp., 5.875%, 9/1/26(1)	50,000	45,847
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	50,000	50,215
		621,263
Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	100,000	94,122
Interactive Media and Services — 0.2%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	50,000	45,429
Ziff Davis, Inc., 4.625%, 10/15/30(1)	50,000	48,175
		93,604
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	50,000	47,459
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	50,000	46,701
Millennium Escrow Corp., 6.625%, 8/1/26(1)	50,000	48,435
		142,595
IT Services — 0.2%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	50,000	50,734
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	50,000	49,928
		100,662
Leisure Products — 0.1%
Mattel, Inc., 5.45%, 11/1/41	50,000	55,299
56

Select High Yield ETF
	Principal Amount	Value
Machinery — 0.2%
Hillenbrand, Inc., 3.75%, 3/1/31	$50,000	$47,810
Terex Corp., 5.00%, 5/15/29(1)	50,000	49,590
		97,400
Marine — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	100,000	95,434
Media — 9.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	125,000	126,395
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	100,000	101,734
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	100,000	98,375
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	150,000	144,715
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	150,000	140,793
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	200,000	190,331
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	100,000	93,897
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	100,000	100,030
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	100,000	104,600
CSC Holdings LLC, 6.50%, 2/1/29(1)	200,000	202,815
CSC Holdings LLC, 5.75%, 1/15/30(1)	250,000	221,505
CSC Holdings LLC, 4.50%, 11/15/31(1)	200,000	182,280
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	125,000	125,156
DISH DBS Corp., 5.00%, 3/15/23	100,000	100,982
DISH DBS Corp., 7.75%, 7/1/26	100,000	101,384
DISH DBS Corp., 5.25%, 12/1/26(1)	75,000	73,664
DISH DBS Corp., 5.75%, 12/1/28(1)	25,000	23,953
DISH DBS Corp., 5.125%, 6/1/29	50,000	42,277
GCI LLC, 4.75%, 10/15/28(1)	50,000	49,144
Gray Television, Inc., 7.00%, 5/15/27(1)	150,000	157,960
Gray Television, Inc., 4.75%, 10/15/30(1)	50,000	46,953
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	50,000	49,865
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	50,000	48,432
Lamar Media Corp., 3.75%, 2/15/28	50,000	48,125
Lamar Media Corp., 4.875%, 1/15/29	50,000	50,188
Lamar Media Corp., 4.00%, 2/15/30	50,000	48,212
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	50,000	45,871
News Corp., 3.875%, 5/15/29(1)	100,000	95,925
Nexstar Media, Inc., 5.625%, 7/15/27(1)	50,000	51,180
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	100,000	99,237
Quebecor Media, Inc., 5.75%, 1/15/23	50,000	50,935
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	50,000	45,557
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	100,000	87,868
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	50,000	44,829
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	50,000	47,818
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	100,000	101,490
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	50,000	51,211
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	75,000	69,213
Univision Communications, Inc., 5.125%, 2/15/25(1)	100,000	100,772
57

Select High Yield ETF
	Principal Amount	Value
Univision Communications, Inc., 6.625%, 6/1/27(1)	$50,000	$52,058
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	200,000	191,302
Videotron Ltd., 3.625%, 6/15/29(1)	50,000	47,664
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	200,000	200,133
		4,056,828
Metals and Mining — 2.3%
Allegheny Technologies, Inc., 4.875%, 10/1/29	50,000	48,437
Allegheny Technologies, Inc., 5.125%, 10/1/31(2)	50,000	48,680
Arconic Corp., 6.00%, 5/15/25(1)	50,000	51,625
Arconic Corp., 6.125%, 2/15/28(1)	50,000	51,199
Carpenter Technology Corp., 6.375%, 7/15/28	50,000	50,493
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	50,000	48,332
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)(2)	50,000	48,896
Coeur Mining, Inc., 5.125%, 2/15/29(1)	50,000	44,172
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	100,000	103,943
Freeport-McMoRan, Inc., 4.125%, 3/1/28	75,000	75,925
Freeport-McMoRan, Inc., 4.25%, 3/1/30	100,000	101,207
IAMGOLD Corp., 5.75%, 10/15/28(1)	100,000	91,379
Novelis Corp., 4.75%, 1/30/30(1)	150,000	147,049
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	50,000	48,601
Taseko Mines Ltd., 7.00%, 2/15/26(1)	50,000	50,057
		1,009,995
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	50,000	47,321
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	50,000	51,184
Oil, Gas and Consumable Fuels — 15.3%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	75,000	79,527
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	50,000	53,814
Apache Corp., 4.875%, 11/15/27	50,000	51,457
Apache Corp., 4.25%, 1/15/30	50,000	50,461
Apache Corp., 5.10%, 9/1/40	100,000	100,165
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	100,000	98,920
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	50,000	47,625
Cheniere Energy Partners LP, 4.50%, 10/1/29	100,000	102,083
Cheniere Energy Partners LP, 4.00%, 3/1/31	100,000	98,651
Cheniere Energy, Inc., 4.625%, 10/15/28	50,000	51,140
Citgo Holding, Inc., 9.25%, 8/1/24(1)(2)	50,000	50,339
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	75,000	75,086
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	50,000	49,685
CNX Resources Corp., 7.25%, 3/14/27(1)	100,000	105,760
Comstock Resources, Inc., 6.75%, 3/1/29(1)	50,000	50,939
Comstock Resources, Inc., 5.875%, 1/15/30(1)	50,000	48,435
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	250,000	249,062
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	50,000	50,377
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	75,000	75,723
58

Select High Yield ETF
	Principal Amount	Value
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	$150,000	$151,885
DCP Midstream Operating LP, 5.375%, 7/15/25	150,000	159,045
DCP Midstream Operating LP, 5.125%, 5/15/29	100,000	105,421
DCP Midstream Operating LP, 3.25%, 2/15/32	50,000	46,689
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	50,000	48,972
EnLink Midstream Partners LP, 4.85%, 7/15/26	100,000	101,373
EnLink Midstream Partners LP, 5.60%, 4/1/44	100,000	85,409
EnLink Midstream Partners LP, 5.45%, 6/1/47	100,000	84,909
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	50,000	51,066
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	50,000	52,373
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	50,000	46,774
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	50,000	46,944
EQT Corp., 3.90%, 10/1/27	100,000	101,230
EQT Corp., 7.50%, 2/1/30	50,000	59,725
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	175,000	177,187
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	50,000	49,446
Harvest Midstream I LP, 7.50%, 9/1/28(1)	100,000	101,068
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	100,000	102,626
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	51,130
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	50,000	51,059
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	50,000	50,825
ITT Holdings LLC, 6.50%, 8/1/29(1)	50,000	46,940
Laredo Petroleum, Inc., 9.50%, 1/15/25	100,000	103,062
Matador Resources Co., 5.875%, 9/15/26	100,000	101,625
MEG Energy Corp., 7.125%, 2/1/27(1)	50,000	52,212
MEG Energy Corp., 5.875%, 2/1/29(1)	100,000	101,230
Murphy Oil Corp., 5.75%, 8/15/25	175,000	178,498
Murphy Oil Corp., 5.875%, 12/1/27	50,000	51,002
Murphy Oil Corp., 6.375%, 7/15/28	50,000	51,874
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	75,000	75,397
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	50,000	52,625
Occidental Petroleum Corp., 5.875%, 9/1/25	50,000	53,692
Occidental Petroleum Corp., 5.50%, 12/1/25	50,000	53,797
Occidental Petroleum Corp., 3.40%, 4/15/26	50,000	50,066
Occidental Petroleum Corp., 8.50%, 7/15/27	100,000	120,671
Occidental Petroleum Corp., 6.375%, 9/1/28	50,000	56,588
Occidental Petroleum Corp., 8.875%, 7/15/30	100,000	129,460
Occidental Petroleum Corp., 6.625%, 9/1/30	50,000	58,261
Occidental Petroleum Corp., 6.125%, 1/1/31	50,000	56,931
Occidental Petroleum Corp., 7.50%, 5/1/31	50,000	60,705
Occidental Petroleum Corp., 4.40%, 4/15/46	50,000	47,580
Occidental Petroleum Corp., 4.10%, 2/15/47	125,000	115,826
Parkland Corp., 5.875%, 7/15/27(1)	50,000	50,667
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	50,000	50,972
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	50,000	36,666
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23(2)	125,000	124,503
Penn Virginia Escrow LLC, 9.25%, 8/15/26(1)	75,000	76,594
59

Select High Yield ETF
	Principal Amount	Value
Range Resources Corp., 8.25%, 1/15/29	$50,000	$54,854
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	50,000	49,636
SM Energy Co., 6.75%, 9/15/26	100,000	101,127
Southwestern Energy Co., 5.375%, 2/1/29	75,000	77,251
Southwestern Energy Co., 5.375%, 3/15/30	75,000	77,571
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	50,000	51,678
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30(1)	50,000	47,846
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	75,000	72,353
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	50,000	47,207
Talos Production, Inc., 12.00%, 1/15/26	75,000	79,380
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	50,000	50,364
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	50,000	51,681
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27	50,000	53,066
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	175,000	180,643
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	50,000	51,482
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32	50,000	49,328
Teine Energy Ltd., 6.875%, 4/15/29(1)	50,000	50,731
Viper Energy Partners LP, 5.375%, 11/1/27(1)	100,000	102,718
Western Midstream Operating LP, 3.60%, 2/1/25	100,000	100,375
Western Midstream Operating LP, 5.75%, 2/1/50	100,000	101,898
		6,623,038
Personal Products — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	50,000	50,322
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	50,000	47,038
		97,360
Pharmaceuticals — 2.4%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	100,000	101,400
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	100,000	100,562
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	113,000	116,660
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	100,000	91,650
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	50,000	41,960
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	50,000	40,560
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	50,000	42,716
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	50,000	43,842
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	50,000	40,397
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)(2)	100,000	66,332
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	200,000	199,956
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	50,000	47,839
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	100,000	100,280
		1,034,154
Professional Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	100,000	98,922
Real Estate Management and Development — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	150,000	156,929
60

Select High Yield ETF
	Principal Amount	Value
Forestar Group, Inc., 3.85%, 5/15/26(1)	$50,000	$47,437
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	50,000	50,603
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	100,000	99,000
		353,969
Road and Rail — 1.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	100,000	100,939
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	50,000	47,567
Hertz Corp. (The), 5.00%, 12/1/29(1)	50,000	46,703
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	50,000	48,127
Uber Technologies, Inc., 4.50%, 8/15/29(1)	75,000	71,942
United Rentals North America, Inc., 3.875%, 2/15/31(2)	100,000	96,772
XPO Logistics, Inc., 6.25%, 5/1/25(1)	100,000	103,847
		515,897
Semiconductors and Semiconductor Equipment — 0.3%
ON Semiconductor Corp., 3.875%, 9/1/28(1)	100,000	99,269
Synaptics, Inc., 4.00%, 6/15/29(1)	50,000	48,288
		147,557
Software — 2.5%
Camelot Finance SA, 4.50%, 11/1/26(1)	50,000	50,104
Castle US Holding Corp., 9.50%, 2/15/28(1)	100,000	102,805
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	50,000	49,944
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	50,000	50,430
LogMeIn, Inc., 5.50%, 9/1/27(1)	50,000	47,617
NCR Corp., 5.75%, 9/1/27(1)	50,000	50,801
NCR Corp., 5.125%, 4/15/29(1)	100,000	99,010
NCR Corp., 6.125%, 9/1/29(1)	50,000	51,982
NCR Corp., 5.25%, 10/1/30(1)	100,000	97,036
Open Text Corp., 3.875%, 12/1/29(1)	100,000	94,530
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	50,000	47,949
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	50,000	47,571
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	100,000	102,888
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	175,000	173,302
		1,065,969
Specialty Retail — 2.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	50,000	48,843
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	50,000	48,611
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	50,000	54,188
Bath & Body Works, Inc., 6.75%, 7/1/36	100,000	109,216
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	50,000	47,064
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	100,000	91,634
Gap, Inc. (The), 3.875%, 10/1/31(1)	50,000	44,896
Lithia Motors, Inc., 3.875%, 6/1/29(1)	50,000	49,433
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	100,000	96,439
Michaels Cos., Inc. (The), 7.875%, 5/1/29(1)	50,000	43,843
Rent-A-Center, Inc., 6.375%, 2/15/29(1)(2)	50,000	47,928
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	50,000	47,331
Staples, Inc., 7.50%, 4/15/26(1)	150,000	148,480
Staples, Inc., 10.75%, 4/15/27(1)	75,000	69,989
61

Select High Yield ETF
	Principal Amount/Shares	Value
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	$50,000	$47,775
		995,670
Technology Hardware, Storage and Peripherals — 0.2%
Xerox Holdings Corp., 5.00%, 8/15/25(1)	50,000	50,870
Xerox Holdings Corp., 5.50%, 8/15/28(1)	50,000	49,962
		100,832
Thrifts and Mortgage Finance — 1.3%
Freedom Mortgage Corp., 8.125%, 11/15/24(1)	50,000	49,961
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	100,000	96,188
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	50,000	46,221
MGIC Investment Corp., 5.25%, 8/15/28	100,000	101,379
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	50,000	49,925
NMI Holdings, Inc., 7.375%, 6/1/25(1)	50,000	53,806
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	50,000	44,818
Radian Group, Inc., 4.875%, 3/15/27	50,000	51,710
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	50,000	45,836
		539,844
Trading Companies and Distributors — 0.7%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	50,000	46,688
Fly Leasing Ltd., 7.00%, 10/15/24(1)	100,000	95,043
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	50,000	50,681
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	50,000	47,840
H&E Equipment Services, Inc., 3.875%, 12/15/28(1)	50,000	46,854
		287,106
Wireless Telecommunication Services — 1.6%
Sprint Corp., 7.875%, 9/15/23	100,000	107,625
Sprint Corp., 7.125%, 6/15/24	100,000	108,250
T-Mobile USA, Inc., 2.25%, 2/15/26	50,000	48,307
T-Mobile USA, Inc., 3.375%, 4/15/29	50,000	49,012
T-Mobile USA, Inc., 3.375%, 4/15/29(1)	50,000	49,012
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	50,000	49,297
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	200,000	184,298
Vodafone Group plc, VRN, 7.00%, 4/4/79	100,000	111,161
		706,962
TOTAL CORPORATE BONDS (Cost $41,990,761)		40,512,544
PREFERRED STOCKS — 1.1%
Banks — 1.1%
Bank of America Corp., 6.25%	100,000	104,500
Barclays plc, 7.75%	200,000	209,540
Citigroup, Inc., 4.70%	100,000	98,130
JPMorgan Chase & Co., 6.125%	50,000	51,760
TOTAL PREFERRED STOCKS (Cost $476,231)		463,930
SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,786,872	1,786,872
62

Select High Yield ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	409,343	$409,343
TOTAL SHORT-TERM INVESTMENTS (Cost $2,196,215)		2,196,215
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $44,663,207)		43,172,689
OTHER ASSETS AND LIABILITIES — 0.6%		243,580
TOTAL NET ASSETS — 100.0%		$43,416,269

NOTES TO SCHEDULE OF INVESTMENTS
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $28,125,668, which represented 64.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $396,814. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $409,343.

See Notes to Financial Statements.
63

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Assets
Investment securities, at value (cost of $153,965,354 and $231,590,003, respectively) — including $4,528,404 and $—, respectively of securities on loan	$148,672,618	$228,312,322
Investment made with cash collateral received for securities on loan, at value (cost of $4,653,470 and $—, respectively)	4,653,470	—
Total investment securities, at value (cost of $158,618,824 and $231,590,003, respectively)	153,326,088	228,312,322
Cash	356,853	—
Deposits with broker for futures contracts	88,600	—
Deposits with broker for swap agreements	312,409	—
Receivable for investments sold	671,157	3,118,480
Receivable for variation margin on swap agreements	15,168	—
Interest receivable	827,309	2,047,244
Securities lending receivable	676	—
	155,598,260	233,478,046

Liabilities
Payable for collateral received for securities on loan	4,653,470	—
Payable for investments purchased	440,150	6,754,158
Payable for variation margin on futures contracts	24,685	—
Accrued management fees	33,898	50,457
	5,152,203	6,804,615

Net Assets	$150,446,057	$226,673,431

Shares outstanding (unlimited number of shares authorized)	3,000,000	4,250,000

Net Asset Value Per Share	$50.15	$53.33

Net Assets Consist of:
Capital paid in	$156,603,132	$230,487,874
Distributable earnings	(6,157,075)	(3,814,443)
	$150,446,057	$226,673,431

See Notes to Financial Statements.
64

FEBRUARY 28, 2022 (UNAUDITED)
	Emerging Markets Bond ETF	Multisector Income ETF
Assets
Investment securities, at value (cost of $28,053,120 and $116,087,673, respectively) — including $291,927 and $1,913,807, respectively of securities on loan	$25,105,638	$111,207,687
Investment made with cash collateral received for securities on loan, at value (cost of $302,600 and $1,984,420, respectively)	302,600	1,984,420
Total investment securities, at value (cost of $28,355,720 and $118,072,093, respectively)	25,408,238	113,192,107
Cash	16,500	621,634
Receivable for investments sold	540,571	2,353,937
Receivable for variation margin on futures contracts	2,126	—
Receivable for variation margin on swap agreements	—	41,855
Swap agreements, at value (including net premiums paid (received) of $74,566 and $—, respectively)	609,958	—
Interest and dividends receivable	371,985	330,766
Securities lending receivable	99	949
	26,949,477	116,541,248

Liabilities
Payable for collateral received for securities on loan	302,600	1,984,420
Payable for investments purchased	—	353,501
Payable for variation margin on futures contracts	—	104,328
Accrued management fees	8,247	30,852
	310,847	2,473,101

Net Assets	$26,638,630	$114,068,147

Shares outstanding (unlimited number of shares authorized)	600,000	2,400,000

Net Asset Value Per Share	$44.40	$47.53

Net Assets Consist of:
Capital paid in	$29,812,790	$120,061,154
Distributable earnings	(3,174,160)	(5,993,007)
	$26,638,630	$114,068,147

See Notes to Financial Statements.
65

FEBRUARY 28, 2022 (UNAUDITED)
Select High Yield ETF
Assets
Investment securities, at value (cost of $44,253,864) — including $396,814 of securities on loan	$42,763,346
Investment made with cash collateral received for securities on loan, at value (cost of $409,343)	409,343
Total investment securities, at value (cost of $44,663,207)	43,172,689
Receivable for investments sold	39,498
Interest receivable	628,109
Securities lending receivable	285
43,840,581

Liabilities
Payable for collateral received for securities on loan	409,343
Accrued management fees	14,969
424,312

Net Assets	$43,416,269

Shares outstanding (unlimited number of shares authorized)	900,000

Net Asset Value Per Share	$48.24

Net Assets Consist of:
Capital paid in	$44,739,701
Distributable earnings	(1,323,432)
$43,416,269

See Notes to Financial Statements.
66

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Investment Income (Loss)
Income:
Interest	$1,622,094	$1,697,538
Securities lending, net	2,314	—
	1,624,408	1,697,538

Expenses:
Management fees	220,024	280,866
Other expenses	257	—
	220,281	280,866

Net investment income (loss)	1,404,127	1,416,672

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	(1,125,522)	(757,719)
Futures contract transactions	182,307	—
Swap agreement transactions	61,160	—
	(882,055)	(757,719)

Change in net unrealized appreciation (depreciation) on:
Investments	(6,732,236)	(7,791,493)
Futures contracts	4,415	—
Swap agreements	(135,556)	—
	(6,863,377)	(7,791,493)

Net realized and unrealized gain (loss)	(7,745,432)	(8,549,212)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,341,305)	$(7,132,540)

See Notes to Financial Statements.
67

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Emerging Markets Bond ETF	Multisector Income ETF
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $127 and $—, respectively)	$630,821	$1,964,058
Dividends	—	25,863
Securities lending, net	209	1,945
	631,030	1,991,866

Expenses:
Management fees	50,676	183,690
Other expenses	23	120
	50,699	183,810

Net investment income (loss)	580,331	1,808,056

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	(876,030)	(1,129,127)
Futures contract transactions	(1,110)	23,468
Swap agreement transactions	17,421	149,440
Foreign currency translation transactions	—	(308)
	(859,719)	(956,527)

Change in net unrealized appreciation (depreciation) on:
Investments	(3,005,073)	(5,004,006)
Futures contracts	(8,214)	(95,869)
Swap agreements	535,392	(267,393)
Translation of assets and liabilities in foreign currencies	—	4
	(2,477,895)	(5,367,264)

Net realized and unrealized gain (loss)	(3,337,614)	(6,323,791)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,757,283)	$(4,515,735)

See Notes to Financial Statements.
68

FOR THE PERIOD ENDED FEBRUARY 28, 2022 (UNAUDITED)(1)
Select High Yield ETF
Investment Income (Loss)
Income:
Interest	$386,949
Securities lending, net	397
387,346

Expenses:
Management fees	38,956

Net investment income (loss)	348,390

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	33,196
Change in net unrealized appreciation (depreciation) on investments	(1,490,518)

Net realized and unrealized gain (loss)	(1,457,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,108,932)
(1)November 16, 2021 (fund inception) through February 28, 2022.

See Notes to Financial Statements.
69

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Diversified Corporate Bond ETF		Diversified Municipal Bond ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$1,404,127	$2,479,982	$1,416,672	$1,833,319
Net realized gain (loss)	(882,055)	4,742,299	(757,719)	917,946
Change in net unrealized appreciation (depreciation)	(6,863,377)	(3,021,377)	(7,791,493)	2,060,753
Net increase (decrease) in net assets resulting from operations	(6,341,305)	4,200,904	(7,132,540)	4,812,018

Distributions to Shareholders
From earnings	(1,213,880)	(4,110,980)	(1,311,355)	(1,763,405)

Capital Share Transactions
Proceeds from shares sold	31,137,001	128,687,765	74,159,865	101,658,311
Payments for shares redeemed	(25,964,990)	(97,214,495)	(2,770,640)	(8,220,745)
Other capital	778	5,379	65,195	159,216
Net increase (decrease) in net assets from capital share transactions	5,172,789	31,478,649	71,454,420	93,596,782

Net increase (decrease) in net assets	(2,382,396)	31,568,573	63,010,525	96,645,395

Net Assets
Beginning of period	152,828,453	121,259,880	163,662,906	67,017,511
End of period	$150,446,057	$152,828,453	$226,673,431	$163,662,906

Transactions in Shares of the Funds
Sold	600,000	2,450,000	1,350,000	1,850,000
Redeemed	(500,000)	(1,850,000)	(50,000)	(150,000)
Net increase (decrease) in shares of the funds	100,000	600,000	1,300,000	1,700,000

See Notes to Financial Statements.
70

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2021
	Emerging Markets Bond ETF		Multisector Income ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021(1)	February 28, 2022	August 31, 2021(1)
Operations
Net investment income (loss)	$580,331	$150,980	$1,808,056	$259,604
Net realized gain (loss)	(859,719)	(3,632)	(956,527)	(111,081)
Change in net unrealized appreciation (depreciation)	(2,477,895)	56,075	(5,367,264)	135,255
Net increase (decrease) in net assets resulting from operations	(2,757,283)	203,423	(4,515,735)	283,778

Distributions to Shareholders
From earnings	(551,380)	(68,920)	(1,708,370)	(52,680)

Capital Share Transactions
Proceeds from shares sold	7,309,375	22,501,450	37,342,200	82,595,250
Other capital	1,520	445	46,294	77,410
Net increase (decrease) in net assets from capital share transactions	7,310,895	22,501,895	37,388,494	82,672,660

Net increase (decrease) in net assets	4,002,232	22,636,398	31,164,389	82,903,758

Net Assets
Beginning of period	22,636,398	—	82,903,758	—
End of period	$26,638,630	$22,636,398	$114,068,147	$82,903,758

Transactions in Shares of the Funds
Sold	150,000	450,000	750,000	1,650,000
(1)June 29, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.
71

PERIOD ENDED FEBRUARY 28, 2022 (UNAUDITED)(1)
Select High Yield ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$348,390
Net realized gain (loss)	33,196
Change in net unrealized appreciation (depreciation)	(1,490,518)
Net increase (decrease) in net assets resulting from operations	(1,108,932)

Distributions to Shareholders
From earnings	(214,500)

Capital Share Transactions
Proceeds from shares sold	44,736,315
Other capital	3,386
Net increase (decrease) in net assets from capital share transactions	44,739,701

Net increase (decrease) in net assets	43,416,269

Net Assets
End of period	$43,416,269

Transactions in Shares of the Funds
Sold	900,000
(1)November 16, 2021 (fund inception) through February 28, 2022.

See Notes to Financial Statements.
72

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Diversified Corporate Bond ETF (Diversified Corporate Bond ETF), American Century Diversified Municipal Bond ETF (Diversified Municipal Bond ETF), American Century Emerging Markets Bond ETF (Emerging Markets Bond ETF), American Century Multisector Income ETF (Multisector Income ETF) and American Century Select High Yield ETF (Select High Yield ETF) (collectively, the funds) are five funds in a series issued by the trust. Diversified Corporate Bond ETF’s investment objective is to seek to provide current income. Diversified Municipal Bond ETF’s investment objective is to seek current income that is exempt from federal income tax. Emerging Markets Bond ETF's investment objective is to seek to provide current income and capital appreciation. Multisector Income ETF's investment objective is to seek to provide a high level of current income and total return. Select High Yield ETF's investment objective is to seek to provide high current income. Shares of each fund are listed for trading on the NYSE Arca, Inc. Emerging Markets Bond ETF and Multisector Income ETF incepted on June 29, 2021. Select High Yield ETF incepted on November 16, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

73

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

74

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

75

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Diversified Corporate Bond ETF
Corporate Bonds	$4,653,470	—	—	—	$4,653,470
Gross amount of recognized liabilities for securities lending transactions					$4,653,470

Emerging Markets Bond ETF
Corporate Bonds	$302,600	—	—	—	$302,600
Gross amount of recognized liabilities for securities lending transactions					$302,600

Multisector Income ETF
Corporate Bonds	$1,984,420	—	—	—	$1,984,420
Gross amount of recognized liabilities for securities lending transactions					$1,984,420

Select High Yield ETF
Corporate Bonds	$409,343	—	—	—	$409,343
Gross amount of recognized liabilities for securities lending transactions					$409,343
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 41%, 76% and 72% of the shares of Diversified Corporate Bond ETF, Emerging Markets Bond ETF and Multisector Income ETF, respectively. ACIM owns 27% of the shares of Select High Yield ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for Select High Yield ETF. NCRAM is responsible for making investment recommendations for the fund, subject to the oversight of the Board of Trustees and general supervision of the investment advisor and in accordance with the investment objective, polices and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

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The annual management fee for each fund is as follows:

Annual Management Fee
Diversified Corporate Bond ETF	0.29%
Diversified Municipal Bond ETF	0.29%
Emerging Markets Bond ETF	0.39%
Multisector Income ETF	0.35%
Select High Yield ETF	0.45%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2022 were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF	Multisector Income ETF	Select High Yield ETF(1)
Purchases of U.S. Treasury and Government Agency obligations	$14,476,223	—	$289,383	$22,993,023	—
Purchases of other investment securities	$131,960,388	$69,155,013	$6,301,035	$72,258,704	$1,275,707
Total Purchases	$146,436,611	$69,155,013	$6,590,418	$95,251,727	$1,275,707

Sales of U.S. Treasury and Government Agency obligations	$8,554,242	—	—	$12,376,917	—
Sales of other investment securities	$139,342,603	$32,344,219	$6,397,600	$72,420,573	$1,129,575
Total Sales	$147,896,845	$32,344,219	$6,397,600	$84,797,490	$1,129,575
(1)November 16, 2021 (fund inception) through February 28, 2022.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2022 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$30,700,731	$25,518,371	$175,601
Diversified Municipal Bond ETF	$36,057,265	$2,589,011	$172,509
Emerging Markets Bond ETF	$6,621,595	—	—
Multisector Income ETF	$23,821,978	—	—
Select High Yield ETF(1)	$42,472,893	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)November 16, 2021 (fund inception) through February 28, 2022.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

77

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Diversified Corporate Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$137,769,533	—
U.S. Treasury Securities	—	8,138,906	—
Municipal Securities	—	504,850	—
Short-Term Investments	$6,912,799	—	—
	$6,912,799	$146,413,289	—
Other Financial Instruments
Futures Contracts	$59,862	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$70,971	—	—
Swap Agreements	—	$431,249	—
	$70,971	$431,249	—

Diversified Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$214,608,630	—
Short-Term Investments	$13,703,692	—	—
	$13,703,692	$214,608,630	—

78

Emerging Markets Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$15,649,908	—
Sovereign Governments and Agencies	—	8,072,604	—
U.S. Treasury Securities	—	479,414	—
Preferred Stocks	—	420,662	—
Short-Term Investments	$735,650	50,000	—
	$735,650	$24,672,588	—
Other Financial Instruments
Futures Contracts	$10,484	—	—
Swap Agreements	—	$609,958	—
	$10,484	$609,958	—

Liabilities
Other Financial Instruments
Futures Contracts	$20,214	—	—

Multisector Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$52,297,096	—
U.S. Treasury Securities	—	16,267,146	—
Asset-Backed Securities	—	11,550,490	—
Preferred Stocks	—	8,017,082	—
Sovereign Governments and Agencies	—	6,003,649	—
Collateralized Loan Obligations	—	5,623,381	—
Commercial Mortgage-Backed Securities	—	4,302,516	—
Collateralized Mortgage Obligations	—	3,659,728	—
Bank Loan Obligations	—	1,524,827	—
Convertible Bonds	—	512,550	—
Short-Term Investments	$3,433,642	—	—
	$3,433,642	$109,758,465	—
Other Financial Instruments
Futures Contracts	$23,126	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$107,760	—	—
Swap Agreements	—	$1,141,150	—
	$107,760	$1,141,150	—

Select High Yield ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$40,512,544	—
Preferred Stocks	—	463,930	—
Short-Term Investments	$2,196,215	—	—
	$2,196,215	$40,976,474	—

79

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Diversified Corporate Bond ETF	$6,500,000
Emerging Markets Bond ETF	$1,157,500
Multisector Income ETF	$17,200,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Diversified Corporate Bond ETF	$20,456,397	$21,442,732
Emerging Markets Bond ETF	$2,049,843	$5,254,191
Multisector Income ETF	$22,816,389	$13,354,759

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Value of Derivative Instruments as of February 28, 2022

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Diversified Corporate Bond ETF
Credit Risk	Receivable for variation margin on swap agreements*	$15,168	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$24,685
		$15,168		$24,685

Emerging Markets Bond ETF
Credit Risk	Swap agreements	$609,958	Swap agreements	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	2,126	Payable for variation margin on futures contracts*	—
		$612,084		—

Multisector Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	$41,855	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$104,328
		$41,855		$104,328
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Diversified Corporate Bond ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$61,160	Change in net unrealized appreciation (depreciation) on swap agreements	$(135,556)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	182,307	Change in net unrealized appreciation (depreciation) on futures contracts	4,415
		$243,467		$(131,141)

Emerging Markets Bond ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$17,421	Change in net unrealized appreciation (depreciation) on swap agreements	$535,392
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,110)	Change in net unrealized appreciation (depreciation) on futures contracts	(8,214)
		$16,311		$527,178

Multisector Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$149,440	Change in net unrealized appreciation (depreciation) on swap agreements	$(267,393)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	23,468	Change in net unrealized appreciation (depreciation) on futures contracts	(95,869)
		$172,908		$(363,262)
81

Counterparty Risk — The funds are subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the funds. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The funds may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the funds may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The funds do not offset assets and liabilities subject to master netting arrangements on the Statement of
Assets and Liabilities for financial reporting purposes. The funds' asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Emerging Markets Bond ETF
Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$303,326	—	—	$303,326
Barclays Bank plc	303,268	—	—	303,268
Morgan Stanley	3,364	—	—	3,364
	$609,958	—	—	$609,958

*The net expense represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The funds may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The funds may invest in high-yield and lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The majority of Emerging Markets Bond ETF and Multisector Income ETF are owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the funds, the funds may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the funds may be at risk.

A fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

82

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF	Multisector Income ETF	Select High Yield ETF
Federal tax cost of investments	$158,633,562	$231,591,871	$28,355,720	$118,087,054	$44,663,207
Gross tax appreciation of investments	$32,931	$1,454,966	$2,022	$32,014	$11,873
Gross tax depreciation of investments	(5,340,405)	(4,734,515)	(2,949,504)	(4,926,961)	(1,502,391)
Net tax appreciation (depreciation) of investments	$(5,307,474)	$(3,279,549)	$(2,947,482)	$(4,894,947)	$(1,490,518)

For Diversified Corporate Bond ETF, Diversified Municipal Bond ETF and Multisector Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Emerging Markets Bond ETF and Select High Yield ETF.

As of August 31, 2021, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Diversified Municipal Bond ETF	$(67,852)	$(10,881)
Emerging Markets Bond ETF	$(5,148)	—
Multisector Income ETF	$(98,393)	—

As of August 31, 2021, Diversified Corporate Bond ETF had post-October capital loss deferral of $(40,336) which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

83

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2022(4)	$52.70	0.47	(2.61)	(2.14)	(0.41)	—	(0.41)	0.00(5)	$50.15	(4.09)%	0.29%(6)	1.85%(6)	97%	$150,446
2021	$52.72	0.93	0.66	1.59	(1.39)	(0.22)	(1.61)	0.00(5)	$52.70	3.08%	0.29%	1.77%	182%	$152,828
2020	$51.38	1.28	1.47	2.75	(1.40)	(0.03)	(1.43)	0.02	$52.72	5.48%	0.29%	2.50%	174%	$121,260
2019	$48.77	1.67	2.45	4.12	(1.54)	—	(1.54)	0.03	$51.38	8.70%	0.39%	3.37%	35%	$64,334
2018(7)	$50.00	0.96	(1.41)	(0.45)	(0.82)	—	(0.82)	0.04	$48.77	(0.77)%	0.45%(6)	3.09%(6)	38%	$12,291

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2022(4)	$55.48	0.40	(2.19)	(1.79)	(0.38)	0.02	$53.33	(3.19)%	0.29%(5)	1.46%(5)	18%	$226,673
2021	$53.61	1.00	1.83	2.83	(1.05)	0.09	$55.48	5.50%	0.29%	1.82%	14%	$163,663
2020	$53.37	1.19	0.11	1.30	(1.15)	0.09	$53.61	2.66%	0.29%	2.26%	23%	$67,018
2019(6)	$50.00	1.36	3.16	4.52	(1.25)	0.10	$53.37	9.42%	0.29%(5)	2.74%(5)	19%	$26,684

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Emerging Markets Bond ETF
2022(4)	$50.30	1.07	(5.94)	(4.87)	(1.03)	0.00(5)	$44.40	(9.72)%	0.39%(6)	4.47%(6)	26%	$26,639
2021(7)	$50.00	0.36	0.11	0.47	(0.17)	0.00(5)	$50.30	0.95%	0.39%(6)	4.14%(6)	7%	$22,636

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)June 29, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Income ETF
2022(4)	$50.24	0.84	(2.77)	(1.93)	(0.80)	0.02	$47.53	(3.85)%	0.35%(5)	3.45%(5)	82%	$114,068
2021(6)	$50.00	0.27	0.02	0.29	(0.13)	0.08	$50.24	0.75%	0.35%(5)	3.08%(5)	75%	$82,904

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)June 29, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Select High Yield ETF
2022(4)	$50.00	0.56	(1.92)	(1.36)	(0.41)	0.01	$48.24	(2.73)%	0.45%(5)	4.03%(5)	4%	$43,416

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 16, 2021 (fund inception) through February 28, 2022 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements
American Century Select High Yield ETF
At a meeting held on August 13, 2021, the Funds’ Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the American Century Select High Yield ETF (the "New Fund"). Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund's characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:
•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similar funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.
Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of their respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Approval of Subadvisory Agreement

The Advisor has retained Nomura Corporate Research and Asset Management Inc. (the "Subadvisor") to serve as subadvisor for the New Fund. The Subadvisor makes investment recommendations for the New Fund by delivering a model portfolio together with portfolio parameters to the Advisor. The Advisor has investment discretion to implement the model portfolio delivered by the Subadvisor.
89

The Funds' Board of Trustees, in considering the approval of the subadvisory agreement (the “Subadvisory Agreement”) received detailed information regarding the Subadvisor and the experience of those designated to manage the New Fund. The Board also received a recommendation from the Advisor to approve the Subadvisor.The information considered and the discussions held with regard to the Subadvisor included, but were not limited to:
•     the nature, extent, and quality of investment management services to be provided by the Subadvisor to the New Fund;
•     the Subadvisor’s breadth of experience in managing its particular investment strategy and in managing investments generally;
•     the expected composition and liquidity of the securities held in the New Fund;
•     data comparing the performance of the Subadvisor’s proposed investment strategies employed in similar accounts to appropriate benchmarks; and
•     the compliance policies, procedures, and regulatory experience of the Subadvisor, including management of other registered investment companies, if applicable.
The independent Trustees noted that the compensation paid to the Subadvisor would be paid by the Advisor out of the New Fund’s unified fee. They also noted that the terms of the Subadvisory Agreement was the result of arms’ length negotiations between the Advisor and the Subadvisor. The independent Trustees considered all of the information provided by the Advisor, the Subadvisor, and the independent Trustees’ counsel in connection with the approval, and concluded that they had sufficient information to evaluate the proposed agreement on behalf of the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. Based on all of the information considered, the independent Trustees concluded that the Subadvisory Agreement with the Subadvisor was fair and reasonable in light of the services to be provided and should be approved.

90

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

91

Notes

92

Contact Us	americancenturyetfs.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96947 2204

Semiannual Report

February 28, 2022

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

The funds utilize the ActiveShares® methodology licensed from Precidian Investments, LLC (Precidian). Precidian’s products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.

Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2022

Focused Dynamic Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
IT Services	15.5%
Software	11.6%
Interactive Media and Services	10.9%
Automobiles	8.9%
Internet and Direct Marketing Retail	8.8%

3

Fund Characteristics

FEBRUARY 28, 2022

Focused Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Short-Term Investments	1.0%
Other Assets and Liabilities	0.3%

Top Five Industries	% of net assets
Insurance	11.0%
Health Care Equipment and Supplies	9.5%
Pharmaceuticals	9.1%
Oil, Gas and Consumable Fuels	5.6%
Banks	5.4%
4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Focused Dynamic Growth ETF
Actual	$1,000	$795.90	$2.00	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
Focused Large Cap Value ETF
Actual	$1,000	$999.90	$2.08	0.42%
Hypothetical	$1,000	$1,022.71	$2.11	0.42%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Focused Dynamic Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.8%
Rocket Lab USA, Inc.(1)	131,178	$1,251,438
Automobiles — 8.9%
Tesla, Inc.(1)	16,920	14,727,676
Beverages — 5.9%
Boston Beer Co., Inc. (The), Class A(1)	5,758	2,207,963
Constellation Brands, Inc., Class A	34,622	7,465,195
		9,673,158
Biotechnology — 7.2%
Alnylam Pharmaceuticals, Inc.(1)	18,382	2,901,599
Argenx SE, ADR(1)	6,621	1,904,928
Ascendis Pharma A/S, ADR(1)	11,116	1,249,327
Blueprint Medicines Corp.(1)	23,394	1,416,507
Regeneron Pharmaceuticals, Inc.(1)	7,071	4,372,423
		11,844,784
Capital Markets — 4.6%
Intercontinental Exchange, Inc.	26,243	3,362,253
S&P Global, Inc.	11,018	4,139,463
		7,501,716
Diversified Consumer Services — 0.5%
Chegg, Inc.(1)	28,512	891,570
Electrical Equipment — 2.0%
Rockwell Automation, Inc.	12,358	3,294,396
Electronic Equipment, Instruments and Components — 1.8%
Cognex Corp.	44,830	3,028,715
Energy Equipment and Services — 1.9%
Cactus, Inc., Class A	60,719	3,076,024
Entertainment — 3.3%
Netflix, Inc.(1)	10,375	4,093,145
ROBLOX Corp., Class A(1)	26,104	1,346,183
		5,439,328
Health Care Equipment and Supplies — 4.0%
Intuitive Surgical, Inc.(1)	20,509	5,954,378
Silk Road Medical, Inc.(1)	19,374	719,357
		6,673,735
Hotels, Restaurants and Leisure — 1.8%
Chipotle Mexican Grill, Inc.(1)	1,900	2,894,365
Interactive Media and Services — 10.9%
Alphabet, Inc., Class C(1)	4,640	12,517,885
Meta Platforms, Inc., Class A(1)	21,560	4,549,807
Nextdoor Holdings, Inc.(1)	152,298	954,908
		18,022,600
Internet and Direct Marketing Retail — 8.8%
Amazon.com, Inc.(1)	4,723	14,505,561
IT Services — 15.5%
Block, Inc.(1)	33,568	4,279,920
6

Focused Dynamic Growth ETF
	Shares	Value
Mastercard, Inc., Class A	17,778	$6,414,658
Okta, Inc.(1)	41,662	7,617,480
Visa, Inc., Class A	33,121	7,158,111
		25,470,169
Machinery — 3.5%
Westinghouse Air Brake Technologies Corp.	62,515	5,802,642
Professional Services — 0.4%
Verisk Analytics, Inc.	3,828	678,857
Semiconductors and Semiconductor Equipment — 4.6%
Monolithic Power Systems, Inc.	13,716	6,291,529
NVIDIA Corp.	5,084	1,239,734
		7,531,263
Software — 11.6%
Bill.com Holdings, Inc.(1)	30,734	7,311,004
DocuSign, Inc.(1)	34,949	4,139,010
Paylocity Holding Corp.(1)	20,775	4,413,441
salesforce.com, Inc.(1)	15,858	3,338,585
		19,202,040
Textiles, Apparel and Luxury Goods — 1.7%
NIKE, Inc., Class B	20,835	2,845,019
TOTAL COMMON STOCKS (Cost $151,051,404)		164,355,056
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	469,757	469,757
TOTAL SHORT-TERM INVESTMENTS (Cost $469,757)		469,757
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $151,521,161)		164,824,813
OTHER ASSETS AND LIABILITIES†		(9,110)
TOTAL NET ASSETS — 100.0%		$164,815,703

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
7

FEBRUARY 28, 2022 (UNAUDITED)

Focused Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.1%
Raytheon Technologies Corp.	47,087	$4,835,835
Airlines — 1.0%
Southwest Airlines Co.(1)	53,308	2,334,891
Banks — 5.4%
JPMorgan Chase & Co.	53,630	7,604,734
Truist Financial Corp.	74,680	4,646,590
		12,251,324
Beverages — 1.5%
PepsiCo, Inc.	21,029	3,443,288
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The)	135,373	7,195,075
Commercial Services and Supplies — 1.8%
Republic Services, Inc.	35,050	4,215,814
Communications Equipment — 4.5%
Cisco Systems, Inc.	143,797	8,019,558
F5, Inc.(1)	11,068	2,223,008
		10,242,566
Containers and Packaging — 1.1%
Sonoco Products Co.	43,137	2,533,005
Diversified Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(1)	34,312	11,029,592
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	148,704	7,980,944
Electric Utilities — 3.0%
Duke Energy Corp.	32,547	3,268,044
Pinnacle West Capital Corp.	48,823	3,458,133
		6,726,177
Electrical Equipment — 5.2%
ABB Ltd., ADR	115,753	3,898,561
Emerson Electric Co.	63,762	5,924,765
Hubbell, Inc.	11,324	2,018,503
		11,841,829
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	10,327	2,342,886
Food and Staples Retailing — 2.5%
Sysco Corp.	32,380	2,820,298
Walmart, Inc.	21,257	2,873,096
		5,693,394
Food Products — 3.9%
Conagra Brands, Inc.	121,128	4,235,846
Mondelez International, Inc., Class A	70,833	4,638,145
		8,873,991
Gas Utilities — 3.0%
Atmos Energy Corp.	62,739	6,889,370
Health Care Equipment and Supplies — 9.5%
Becton Dickinson and Co.	19,555	5,304,881
Medtronic plc	96,069	10,086,284
Zimmer Biomet Holdings, Inc.	48,791	6,205,727
		21,596,892
8

Focused Large Cap Value ETF
	Shares	Value
Health Care Providers and Services — 3.6%
Henry Schein, Inc.(1)	28,171	$2,433,411
Humana, Inc.	4,227	1,835,871
UnitedHealth Group, Inc.	8,045	3,828,374
		8,097,656
Health Care Technology — 3.0%
Cerner Corp.	74,179	6,917,192
Household Products — 2.0%
Colgate-Palmolive Co.	29,735	2,288,108
Kimberly-Clark Corp.	17,283	2,249,383
		4,537,491
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	5,674	1,076,642
Insurance — 11.0%
Aflac, Inc.	63,257	3,864,370
Allstate Corp. (The)	43,366	5,306,264
Chubb Ltd.	26,286	5,352,881
Marsh & McLennan Cos., Inc.	38,479	5,980,021
Reinsurance Group of America, Inc.	40,908	4,535,061
		25,038,597
Oil, Gas and Consumable Fuels — 5.6%
Chevron Corp.	45,415	6,539,760
TotalEnergies SE, ADR	125,270	6,329,893
		12,869,653
Personal Products — 3.6%
Unilever plc, ADR	163,924	8,240,459
Pharmaceuticals — 9.1%
Johnson & Johnson	73,831	12,150,368
Merck & Co., Inc.	55,354	4,239,009
Novartis AG, ADR	48,907	4,277,406
		20,666,783
Semiconductors and Semiconductor Equipment — 1.4%
Texas Instruments, Inc.	18,425	3,132,066
Software — 1.9%
Open Text Corp.	60,451	2,629,619
Oracle Corp. (New York)	22,460	1,706,286
		4,335,905
TOTAL COMMON STOCKS (Cost $198,044,801)		224,939,317
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,258,067	2,258,067
TOTAL SHORT-TERM INVESTMENTS (Cost $2,258,067)		2,258,067
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $200,302,868)		227,197,384
OTHER ASSETS AND LIABILITIES — 0.3%		606,704
TOTAL NET ASSETS — 100.0%		$227,804,088

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
9

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value (cost of $151,521,161 and $200,302,868, respectively)	$164,824,813	$227,197,384
Dividends and interest receivable	49,439	680,494
	164,874,252	227,877,878

Liabilities
Accrued management fees	58,549	73,790

Net Assets	$164,815,703	$227,804,088

Shares outstanding (unlimited number of shares authorized)	2,385,000	3,785,000

Net Asset Value Per Share	$69.11	$60.19

Net Assets Consist of:
Capital paid in	$144,105,664	$187,676,312
Distributable earnings	20,710,039	40,127,776
	$164,815,703	$227,804,088

See Notes to Financial Statements.
10

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $46,214, respectively)	$219,825	$2,711,509
Interest	117	285
	219,942	2,711,794

Expenses:
Management fees	458,256	497,598

Net investment income (loss)	(238,314)	2,214,196

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	8,123,956	12,468,450
Change in net unrealized appreciation (depreciation) on investments	(53,733,214)	(15,098,199)

Net realized and unrealized gain (loss)	(45,609,258)	(2,629,749)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,847,572)	$(415,553)

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$(238,314)	$(370,443)	$2,214,196	$3,728,184
Net realized gain (loss)	8,123,956	27,904,615	12,468,450	5,086,205
Change in net unrealized appreciation (depreciation)	(53,733,214)	23,407,498	(15,098,199)	37,043,077
Net increase (decrease) in net assets resulting from operations	(45,847,572)	50,941,670	(415,553)	45,857,466

Distributions to Shareholders
From earnings	—	(21,840)	(7,456,146)	(2,991,009)

Capital Share Transactions
Proceeds from shares sold	17,067,918	59,816,448	15,004,854	138,524,192
Payments for shares redeemed	(37,791,294)	(88,569,594)	(43,453,409)	—
Other capital	1,646	4,916	896	9,570
Net increase (decrease) in net assets from capital share transactions	(20,721,730)	(28,748,230)	(28,447,659)	138,533,762

Net increase (decrease) in net assets	(66,569,302)	22,171,600	(36,319,358)	181,400,219

Net Assets
Beginning of period	231,385,005	209,213,405	264,123,446	82,723,227
End of period	$164,815,703	$231,385,005	$227,804,088	$264,123,446

Transactions in Shares of the Funds
Sold	200,000	780,000	250,000	2,560,000
Redeemed	(480,000)	(1,190,000)	(715,000)	—
Net increase (decrease) in shares of the funds	(280,000)	(410,000)	(465,000)	2,560,000

See Notes to Financial Statements.
12

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Focused Dynamic Growth ETF (Focused Dynamic Growth ETF) and American Century Focused Large Cap Value ETF (Focused Large Cap Value ETF) (collectively, the funds) are two funds in a series issued by the trust. Each fund's investment objective is to seek long-term capital growth. Shares of each fund are listed for trading on the Cboe BZX Exchange, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 41% and 35% of the shares of Focused Dynamic Growth ETF and Focused Large Cap Value ETF, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2022 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Purchases	$53,314,870	$26,997,650
Sales	$41,728,698	$20,185,054

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2022 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	$5,916,703	$36,749,748	$11,615,677
Focused Large Cap Value ETF	$1,486,887	$42,542,926	$9,901,907
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

15

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Federal tax cost of investments	$151,939,598	$200,385,918
Gross tax appreciation of investments	$26,440,564	$30,506,923
Gross tax depreciation of investments	(13,555,349)	(3,695,457)
Net tax appreciation (depreciation) of investments	$12,885,215	$26,811,466

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2021, Focused Dynamic Growth ETF had late-year ordinary loss deferrals of $(342,022), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investments Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2022(4)	$86.82	(0.09)	(17.62)	(17.71)	—	0.00(5)	$69.11	(20.41)%	0.45%(6)	(0.23)%(6)	21%	$164,816
2021	$68.04	(0.13)	18.92	18.79	(0.01)	0.00(5)	$86.82	27.61%	0.45%	(0.17)%	28%	$231,385
2020(7)	$40.00	(0.04)	28.07	28.03	—	0.01	$68.04	70.11%	0.45%(6)	(0.16)%(6)	27%	$209,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)March 31, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investments Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2022(4)	$62.15	0.56	(0.57)	(0.01)	(0.61)	(1.34)	(1.95)	0.00(5)	$60.19	(0.01)%	0.42%(6)	1.87%(6)	9%	$227,804
2021	$48.95	1.14	13.01	14.15	(0.95)	—	(0.95)	0.00(5)	$62.15	29.19%	0.42%	2.00%	36%	$264,123
2020(7)	$40.00	0.41	8.59	9.00	(0.06)	—	(0.06)	0.01	$48.95	22.53%	0.42%(6)	2.10%(6)	73%	$82,723

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)March 31, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

19

Notes

20

Contact Us	americancenturyetfs.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96953 2204

Semiannual Report

February 28, 2022

American Century® Mid Cap Growth Impact ETF (MID)
American Century® Sustainable Equity ETF (ESGA)
American Century® Sustainable Growth ETF (ESGY)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.

Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2022

Mid Cap Growth Impact ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Short-Term Investments	2.0%
Other Assets and Liabilities	(0.2)%

Top Five Industries	% of net assets
Software	19.6%
Semiconductors and Semiconductor Equipment	9.4%
Biotechnology	8.5%
Chemicals	8.2%
IT Services	7.5%

3

Fund Characteristics

FEBRUARY 28, 2022

Sustainable Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	10.1%
Semiconductors and Semiconductor Equipment	5.7%
Interactive Media and Services	5.6%
Technology Hardware, Storage and Peripherals	4.7%
Banks	4.7%

4

Fund Characteristics

FEBRUARY 28, 2022

Sustainable Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	22.5%
Technology Hardware, Storage and Peripherals	9.5%
Semiconductors and Semiconductor Equipment	8.3%
Interactive Media and Services	7.8%
IT Services	7.2%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Mid Cap Growth Impact ETF
Actual	$1,000	$800.40	$2.01	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
Sustainable Equity ETF
Actual	$1,000	$959.00	$1.89	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
Sustainable Growth ETF
Actual	$1,000	$930.90	$1.87	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Mid Cap Growth Impact ETF
	Shares	Value
COMMON STOCKS — 98.2%
Auto Components — 4.4%
Aptiv plc(1)	8,074	$1,045,098
Biotechnology — 8.5%
Alnylam Pharmaceuticals, Inc.(1)	4,129	651,763
Horizon Therapeutics plc(1)	5,849	533,253
Natera, Inc.(1)	5,573	366,425
Sarepta Therapeutics, Inc.(1)	5,758	441,120
Vertex Pharmaceuticals, Inc.(1)	162	37,263
		2,029,824
Building Products — 6.0%
Trane Technologies plc	5,818	895,565
Zurn Water Solutions Corp.	16,580	539,181
		1,434,746
Capital Markets — 3.6%
MSCI, Inc.	1,747	876,453
Chemicals — 8.2%
Albemarle Corp.	4,705	921,662
Element Solutions, Inc.	42,405	1,042,315
		1,963,977
Containers and Packaging — 3.1%
Ball Corp.	8,186	734,612
Electrical Equipment — 3.4%
Generac Holdings, Inc.(1)	1,963	619,268
Plug Power, Inc.(1)	7,917	200,221
		819,489
Electronic Equipment, Instruments and Components — 4.5%
Keysight Technologies, Inc.(1)	6,849	1,077,827
Health Care Equipment and Supplies — 3.5%
DexCom, Inc.(1)	2,031	840,651
Health Care Technology — 3.4%
Veeva Systems, Inc., Class A(1)	3,565	816,563
Hotels, Restaurants and Leisure — 4.7%
Chipotle Mexican Grill, Inc.(1)	749	1,140,989
IT Services — 7.5%
Block, Inc.(1)	6,535	833,213
Twilio, Inc., Class A(1)	5,543	968,916
		1,802,129
Life Sciences Tools and Services — 3.4%
Bio-Techne Corp.	1,923	806,525
Professional Services — 3.2%
Jacobs Engineering Group, Inc.	6,169	758,787
Road and Rail — 1.8%
Lyft, Inc., Class A(1)	11,154	434,337
Semiconductors and Semiconductor Equipment — 9.4%
Enphase Energy, Inc.(1)	6,742	1,123,891
7

Mid Cap Growth Impact ETF
	Shares	Value
Marvell Technology, Inc.	16,680	$1,139,745
		2,263,636
Software — 19.6%
Cadence Design Systems, Inc.(1)	8,576	1,298,664
DocuSign, Inc.(1)	5,320	630,048
Manhattan Associates, Inc.(1)	6,277	839,109
Palo Alto Networks, Inc.(1)	3,278	1,947,951
		4,715,772
TOTAL COMMON STOCKS (Cost $24,937,481)		23,561,415
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	484,929	484,929
TOTAL SHORT-TERM INVESTMENTS (Cost $484,929)		484,929
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $25,422,410)		24,046,344
OTHER ASSETS AND LIABILITIES — (0.2)%		(38,230)
TOTAL NET ASSETS — 100.0%		$24,008,114

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
8

FEBRUARY 28, 2022 (UNAUDITED)

Sustainable Equity ETF
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.1%
Lockheed Martin Corp.	3,248	$1,408,982
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	6,396	1,345,846
Auto Components — 0.9%
Aptiv plc(1)	8,895	1,151,369
Automobiles — 2.0%
Rivian Automotive, Inc., Class A(1)	4,041	273,010
Tesla, Inc.(1)	2,715	2,363,217
		2,636,227
Banks — 4.7%
Bank of America Corp.	46,462	2,053,620
JPMorgan Chase & Co.	15,407	2,184,713
Regions Financial Corp.	75,253	1,820,370
		6,058,703
Beverages — 1.5%
PepsiCo, Inc.	11,843	1,939,173
Biotechnology — 0.7%
Amgen, Inc.	2,619	593,151
Vertex Pharmaceuticals, Inc.(1)	1,264	290,745
		883,896
Building Products — 1.6%
Johnson Controls International plc	22,633	1,470,240
Masco Corp.	10,388	582,143
		2,052,383
Capital Markets — 4.5%
Ameriprise Financial, Inc.	2,914	873,588
BlackRock, Inc.	1,398	1,039,958
Intercontinental Exchange, Inc.	4,689	600,755
Morgan Stanley	22,465	2,038,474
S&P Global, Inc.	3,537	1,328,804
		5,881,579
Chemicals — 2.4%
Air Products and Chemicals, Inc.	2,078	491,031
Ecolab, Inc.	2,934	517,147
Linde plc	5,142	1,507,840
Sherwin-Williams Co. (The)	2,243	590,201
		3,106,219
Communications Equipment — 1.3%
Cisco Systems, Inc.	30,518	1,701,989
Consumer Finance — 1.1%
American Express Co.	7,162	1,393,296
Containers and Packaging — 0.6%
Ball Corp.	9,048	811,968
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	5,181	278,064
Electric Utilities — 1.8%
NextEra Energy, Inc.	30,411	2,380,269
9

Sustainable Equity ETF
	Shares	Value
Electrical Equipment — 1.4%
Eaton Corp. plc	5,861	$904,294
Generac Holdings, Inc.(1)	479	151,110
Rockwell Automation, Inc.	2,622	698,973
		1,754,377
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	5,748	991,300
Cognex Corp.	7,205	486,770
Keysight Technologies, Inc.(1)	6,809	1,071,532
		2,549,602
Energy Equipment and Services — 1.3%
Schlumberger NV	43,791	1,718,359
Entertainment — 1.7%
Electronic Arts, Inc.	3,977	517,368
Walt Disney Co. (The)(1)	11,083	1,645,382
		2,162,750
Equity Real Estate Investment Trusts (REITs) — 2.3%
Prologis, Inc.	20,295	2,960,026
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	1,569	814,703
Sysco Corp.	17,382	1,513,972
		2,328,675
Food Products — 0.8%
Mondelez International, Inc., Class A	14,963	979,777
Vital Farms, Inc.(1)	4,806	68,486
		1,048,263
Health Care Equipment and Supplies — 1.9%
Edwards Lifesciences Corp.(1)	11,466	1,288,434
Medtronic plc	8,548	897,455
ResMed, Inc.	1,086	267,970
		2,453,859
Health Care Providers and Services — 4.4%
Cigna Corp.	6,759	1,607,155
CVS Health Corp.	14,135	1,465,093
Humana, Inc.	1,261	547,678
UnitedHealth Group, Inc.	4,221	2,008,647
		5,628,573
Hotels, Restaurants and Leisure — 2.1%
Booking Holdings, Inc.(1)	420	912,345
Chipotle Mexican Grill, Inc.(1)	372	566,686
Expedia Group, Inc.(1)	6,356	1,246,475
		2,725,506
Household Products — 1.6%
Colgate-Palmolive Co.	6,983	537,342
Procter & Gamble Co. (The)	9,796	1,527,098
		2,064,440
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	7,554	1,433,372
Insurance — 1.8%
Marsh & McLennan Cos., Inc.	5,053	785,287
Prudential Financial, Inc.	5,911	660,022
10

Sustainable Equity ETF
	Shares	Value
Travelers Cos., Inc. (The)	4,837	$831,142
		2,276,451
Interactive Media and Services — 5.6%
Alphabet, Inc., Class A(1)	2,665	7,198,538
Internet and Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	1,517	4,659,101
IT Services — 4.6%
Accenture plc, Class A	4,799	1,516,580
Mastercard, Inc., Class A	4,827	1,741,678
PayPal Holdings, Inc.(1)	7,756	868,129
Visa, Inc., Class A	8,543	1,846,313
		5,972,700
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	9,031	1,177,281
Thermo Fisher Scientific, Inc.	2,344	1,275,136
		2,452,417
Machinery — 2.4%
Cummins, Inc.	4,351	888,126
Deere & Co.	1,338	481,707
Parker-Hannifin Corp.	3,915	1,160,367
Xylem, Inc.	5,687	505,858
		3,036,058
Media — 0.5%
Comcast Corp., Class A	13,927	651,227
Multiline Retail — 0.4%
Target Corp.	2,740	547,370
Oil, Gas and Consumable Fuels — 1.7%
ConocoPhillips	23,757	2,253,589
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	1,923	569,843
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	21,223	1,457,384
Merck & Co., Inc.	13,257	1,015,221
Novo Nordisk A/S, ADR	6,795	699,545
Zoetis, Inc.	6,108	1,182,814
		4,354,964
Road and Rail — 1.1%
Norfolk Southern Corp.	3,018	774,177
Union Pacific Corp.	2,783	684,479
		1,458,656
Semiconductors and Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(1)	6,963	858,816
Analog Devices, Inc.	8,254	1,323,034
Applied Materials, Inc.	9,047	1,214,107
ASML Holding NV, NY Shares	1,701	1,133,734
NVIDIA Corp.	11,847	2,888,891
		7,418,582
Software — 10.1%
Adobe, Inc.(1)	2,097	980,725
Microsoft Corp.	35,780	10,690,706
salesforce.com, Inc.(1)	3,528	742,750
11

Sustainable Equity ETF
	Shares	Value
ServiceNow, Inc.(1)	679	$393,766
Workday, Inc., Class A(1)	1,418	324,793
		13,132,740
Specialty Retail — 2.7%
Home Depot, Inc. (The)	6,906	2,181,122
TJX Cos., Inc. (The)	13,823	913,700
Tractor Supply Co.	1,947	396,779
		3,491,601
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	37,036	6,115,384
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)	1,208	348,677
NIKE, Inc., Class B	8,694	1,187,166
		1,535,843
TOTAL COMMON STOCKS (Cost $110,013,415)		128,982,829
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	368,685	368,685
TOTAL SHORT-TERM INVESTMENTS (Cost $368,685)		368,685
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $110,382,100)		129,351,514
OTHER ASSETS AND LIABILITIES — 0.1%		153,743
TOTAL NET ASSETS — 100.0%		$129,505,257

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
12

FEBRUARY 28, 2022 (UNAUDITED)

Sustainable Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	267	$56,182
Auto Components — 1.1%
Aptiv plc(1)	557	72,098
Automobiles — 3.8%
Rivian Automotive, Inc., Class A(1)	228	15,404
Tesla, Inc.(1)	279	242,850
		258,254
Beverages — 1.3%
Coca-Cola Co. (The)	609	37,904
Keurig Dr Pepper, Inc.	133	5,143
PepsiCo, Inc.	268	43,883
		86,930
Biotechnology — 1.6%
Amgen, Inc.	202	45,749
Moderna, Inc.(1)	45	6,912
Novavax, Inc.(1)	61	5,085
Vertex Pharmaceuticals, Inc.(1)	239	54,975
		112,721
Building Products — 2.2%
Johnson Controls International plc	1,028	66,779
Masco Corp.	1,204	67,472
Trex Co., Inc.(1)	193	17,725
		151,976
Capital Markets — 1.4%
S&P Global, Inc.	251	94,301
Chemicals — 1.1%
Linde plc	248	72,724
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	118	14,500
Distributors — 0.4%
Pool Corp.	57	26,139
Electrical Equipment — 1.3%
Generac Holdings, Inc.(1)	88	27,761
Rockwell Automation, Inc.	220	58,648
		86,409
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	180	31,043
Cognex Corp.	274	18,511
Keysight Technologies, Inc.(1)	271	42,647
		92,201
Entertainment — 1.4%
Electronic Arts, Inc.	266	34,604
Walt Disney Co. (The)(1)	407	60,423
		95,027
Equity Real Estate Investment Trusts (REITs) — 0.7%
Prologis, Inc.	338	49,297
Food Products — 0.5%
Mondelez International, Inc., Class A	512	33,526
13

Sustainable Growth ETF
	Shares	Value
Health Care Equipment and Supplies — 2.4%
Align Technology, Inc.(1)	30	$15,344
DexCom, Inc.(1)	40	16,556
Edwards Lifesciences Corp.(1)	551	61,916
IDEXX Laboratories, Inc.(1)	78	41,523
Inari Medical, Inc.(1)	44	3,871
Shockwave Medical, Inc.(1)	81	14,356
Tandem Diabetes Care, Inc.(1)	125	14,079
		167,645
Health Care Providers and Services — 2.6%
Cigna Corp.	65	15,455
UnitedHealth Group, Inc.	340	161,796
		177,251
Hotels, Restaurants and Leisure — 1.3%
Chipotle Mexican Grill, Inc.(1)	22	33,514
Expedia Group, Inc.(1)	272	53,342
		86,856
Household Products — 1.1%
Procter & Gamble Co. (The)	495	77,166
Industrial Conglomerates — 0.3%
3M Co.	118	17,541
Interactive Media and Services — 7.8%
Alphabet, Inc., Class A(1)	179	483,504
Meta Platforms, Inc., Class A(1)	235	49,592
		533,096
Internet and Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	139	426,905
eBay, Inc.	487	26,586
Etsy, Inc.(1)	52	8,054
		461,545
IT Services — 7.2%
Accenture plc, Class A	164	51,827
Mastercard, Inc., Class A	471	169,946
Okta, Inc.(1)	111	20,295
PayPal Holdings, Inc.(1)	748	83,724
Visa, Inc., Class A	763	164,900
		490,692
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	212	13,051
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	338	44,062
Illumina, Inc.(1)	114	37,232
Thermo Fisher Scientific, Inc.	49	26,656
West Pharmaceutical Services, Inc.	68	26,321
		134,271
Machinery — 1.6%
Deere & Co.	306	110,166
Multiline Retail — 0.3%
Target Corp.	103	20,576
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	35	10,372
14

Sustainable Growth ETF
	Shares	Value
Pharmaceuticals — 2.2%
Novo Nordisk A/S, ADR	987	$101,611
Zoetis, Inc.	269	52,092
		153,703
Road and Rail — 0.4%
Union Pacific Corp.	104	25,579
Semiconductors and Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc.(1)	801	98,795
Applied Materials, Inc.	156	20,935
ASML Holding NV, NY Shares	187	124,638
Lam Research Corp.	103	57,819
NVIDIA Corp.	1,087	265,065
		567,252
Software — 22.5%
Adobe, Inc.(1)	384	179,589
Cadence Design Systems, Inc.(1)	336	50,880
Crowdstrike Holdings, Inc., Class A(1)	150	29,282
Datadog, Inc., Class A(1)	160	25,778
DocuSign, Inc.(1)	70	8,290
Fair Isaac Corp.(1)	13	6,125
HubSpot, Inc.(1)	23	12,075
Intuit, Inc.	38	18,026
Microsoft Corp.	3,135	936,707
PagerDuty, Inc.(1)	576	19,480
salesforce.com, Inc.(1)	268	56,422
ServiceNow, Inc.(1)	164	95,107
Splunk, Inc.(1)	73	8,621
Workday, Inc., Class A(1)	170	38,939
Zendesk, Inc.(1)	438	51,101
		1,536,422
Specialty Retail — 2.8%
Best Buy Co., Inc.	28	2,706
Home Depot, Inc. (The)	543	171,496
Ulta Beauty, Inc.(1)	55	20,597
		194,799
Technology Hardware, Storage and Peripherals — 9.5%
Apple, Inc.	3,915	646,445
Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	229	19,174
NIKE, Inc., Class B	464	63,359
		82,533
TOTAL COMMON STOCKS (Cost $6,933,063)		6,809,246
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,904	13,904
TOTAL SHORT-TERM INVESTMENTS (Cost $13,904)		13,904
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $6,946,967)		6,823,150
OTHER ASSETS AND LIABILITIES — 0.1%		4,630
TOTAL NET ASSETS — 100.0%		$6,827,780
15

Sustainable Growth ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
16

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Assets
Investment securities, at value (cost of $25,422,410 and $110,382,100, respectively)	$24,046,344	$129,351,514
Receivable for investments sold	—	29,592
Receivable for capital shares sold	—	546,436
Dividends and interest receivable	6,997	153,139
	24,053,341	130,080,681

Liabilities
Payable for investments purchased	36,918	532,825
Accrued management fees	8,309	42,599
	45,227	575,424

Net Assets	$24,008,114	$129,505,257

Shares outstanding (unlimited number of shares authorized)	495,000	2,370,000

Net Asset Value Per Share	$48.50	$54.64

Net Assets Consist of:
Capital paid in	$25,428,101	$101,344,714
Distributable earnings	(1,419,987)	28,160,543
	$24,008,114	$129,505,257

See Notes to Financial Statements.

17

FEBRUARY 28, 2022 (UNAUDITED)
Sustainable Growth ETF
Assets
Investment securities, at value (cost of $6,946,967)	$6,823,150
Receivable for investments sold	58,983
Receivable for capital shares sold	401,635
Dividends receivable	4,172
7,287,940

Liabilities
Payable for investments purchased	458,208
Accrued management fees	1,952
460,160

Net Assets	$6,827,780

Shares outstanding (unlimited number of shares authorized)	170,000

Net Asset Value Per Share	$40.16

Net Assets Consist of:
Capital paid in	$6,980,346
Distributable earnings	(152,566)
$6,827,780

See Notes to Financial Statements.

18

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $617, respectively)	$30,240	$883,967
Interest	81	49
	30,321	884,016

Expenses:
Management fees	53,190	297,249

Net investment income (loss)	(22,869)	586,767

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	223,902	9,352,602
Change in net unrealized appreciation (depreciation) on investments	(5,846,877)	(15,802,042)

Net realized and unrealized gain (loss)	(5,622,975)	(6,449,440)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,645,844)	$(5,862,673)

See Notes to Financial Statements.

19

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Sustainable Growth ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $98)	$16,753

Expenses:
Management fees	12,566

Net investment income (loss)	4,187

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(21,205)
Change in net unrealized appreciation (depreciation) on investments	(524,028)

Net realized and unrealized gain (loss)	(545,233)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(541,046)

See Notes to Financial Statements.

20

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Mid Cap Growth Impact ETF		Sustainable Equity ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$(22,869)	$(23,635)	$586,767	$1,130,539
Net realized gain (loss)	223,902	184,057	9,352,602	5,728,347
Change in net unrealized appreciation (depreciation)	(5,846,877)	3,888,428	(15,802,042)	28,182,166
Net increase (decrease) in net assets resulting from operations	(5,645,844)	4,048,850	(5,862,673)	35,041,052

Distributions to Shareholders
From earnings	—	—	(593,424)	(1,026,655)

Capital Share Transactions
Proceeds from shares sold	12,016,562	13,522,367	24,765,217	56,555,628
Payments for shares redeemed	(4,479,431)	(1,865,381)	(39,239,595)	(24,927,794)
Net increase (decrease) in net assets from capital share transactions	7,537,131	11,656,986	(14,474,378)	31,627,834

Net increase (decrease) in net assets	1,891,287	15,705,836	(20,930,475)	65,642,231

Net Assets
Beginning of period	22,116,827	6,410,991	150,435,732	84,793,501
End of period	$24,008,114	$22,116,827	$129,505,257	$150,435,732

Transactions in Shares of the Funds
Sold	210,000	250,000	430,000	1,170,000
Redeemed	(80,000)	(35,000)	(690,000)	(460,000)
Net increase (decrease) in shares of the funds	130,000	215,000	(260,000)	710,000

See Notes to Financial Statements.

21

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2021
	Sustainable Growth ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021(1)
Operations
Net investment income (loss)	$4,187	$1,272
Net realized gain (loss)	(21,205)	(9,099)
Change in net unrealized appreciation (depreciation)	(524,028)	400,211
Net increase (decrease) in net assets resulting from operations	(541,046)	392,384

Distributions to Shareholders
From earnings	(3,904)	—

Capital Share Transactions
Proceeds from shares sold	1,329,160	5,651,186

Net increase (decrease) in net assets	784,210	6,043,570

Net Assets
Beginning of period	6,043,570	—
End of period	$6,827,780	$6,043,570

Transactions in Shares of the Funds
Sold	30,000	140,000
(1)June 29, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.
22

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Mid Cap Growth Impact ETF (Mid Cap Growth Impact ETF), American Century Sustainable Equity ETF (Sustainable Equity ETF) and American Century Sustainable Growth ETF (Sustainable Growth ETF) (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Mid Cap Growth Impact ETF and Sustainable Equity ETF is to seek long-term capital growth. Sustainable Growth ETF's investment objective is to seek capital appreciation. Shares of each fund are listed for trading on the NYSE Arca, Inc. Sustainable Growth ETF incepted on June 29, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

23

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
ACIM owns 24% and 74% of the shares of Mid Cap Growth Impact ETF and Sustainable Growth ETF, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Mid Cap Growth Impact ETF	0.45%
Sustainable Equity ETF	0.39%
Sustainable Growth ETF	0.39%

24

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2022 were as follows:

	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Purchases	$3,431,560	$15,556,541	$893,041
Sales	$3,094,482	$14,206,674	$862,474

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2022 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Mid Cap Growth Impact ETF	$11,529,953	$4,313,804	$1,259,880
Sustainable Equity ETF	$21,192,831	$37,070,275	$10,200,565
Sustainable Growth ETF	$1,293,010	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

25

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Federal tax cost of investments	$25,456,257	$110,502,763	$6,947,999
Gross tax appreciation of investments	$1,174,824	$21,512,144	$331,716
Gross tax depreciation of investments	(2,584,737)	(2,663,393)	(456,565)
Net tax appreciation (depreciation) of investments	$(1,409,913)	$18,848,751	$(124,849)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2021, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Mid Cap Growth Impact ETF	$(196,308)	—
Sustainable Equity ETF	$(302,472)	$(4,166)
Sustainable Growth ETF	$(9,098)	—

As of August 31, 2021, Mid Cap Growth Impact ETF had late-year ordinary loss deferrals of $(20,159) which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
26

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2022(4)	$60.59	(0.05)	(12.04)	(12.09)	$48.50	(19.96)%	0.45%(5)	(0.19)%(5)	13%	$24,008
2021	$42.74	(0.11)	17.96	17.85	$60.59	41.78%	0.45%	(0.20)%	48%	$22,117
2020(6)	$38.45	(0.02)	4.31	4.29	$42.74	11.14%	0.45%(5)	(0.29)%(5)	2%	$6,411

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)July 13, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Equity ETF
2022(4)	$57.20	0.22	(2.56)	(2.34)	(0.22)	$54.64	(4.10)%	0.39%(5)	0.77%(5)	9%	$129,505
2021	$44.16	0.45	13.01	13.46	(0.42)	$57.20	30.65%	0.39%	0.91%	22%	$150,436
2020(6)	$39.59	0.06	4.51	4.57	—	$44.16	11.56%	0.39%(5)	1.13%(5)	10%	$84,794

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)July 13, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Growth ETF
2022(4)	$43.17	0.03	(3.01)	(2.98)	(0.03)	$40.16	(6.91)%	0.39%(5)	0.13%(5)	13%	$6,828
2021(6)	$40.15	0.01	3.01	3.02	—	$43.17	7.52%	0.39%(5)	0.14%(5)	4%	$6,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)June 29, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

30

Notes
31

Notes

32

Contact Us	americancenturyetfs.com
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Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96951 2204

Semiannual Report

February 28, 2022

American Century® Low Volatility ETF (LVOL)
American Century® Quality Convertible Securities ETF (QCON)
American Century® Quality Diversified International ETF (QINT)
American Century® Quality Preferred ETF (QPFF)
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
American Century® STOXX® U.S. Quality Value ETF (VALQ)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

The STOXX® Index is the intellectual property (including registered trademarks) of STOXX Limited, Zurich, Switzerland ("STOXX"), Deutsche Börse Group or their licensors, which is used under license. The funds are neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX® Index or its data.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.

Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2022

Low Volatility ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	6.7%
Pharmaceuticals	6.5%
Software	6.2%
Health Care Providers and Services	5.7%
Insurance	5.1%

3

Fund Characteristics

FEBRUARY 28, 2022

Quality Convertible Securities ETF
Types of Investments in Portfolio	% of net assets
Convertible Bonds	67.6%
Convertible Preferred Stocks	26.1%
Common Stocks	2.0%
Short-Term Investments	4.0%
Other Assets and Liabilities	0.3%

Top Five Industries	% of net assets
Software	13.0%
Health Care Equipment and Supplies	8.5%
Semiconductors and Semiconductor Equipment	6.8%
Life Sciences Tools and Services	5.5%
Electric Utilities	4.5%
4

Fund Characteristics

FEBRUARY 28, 2022

Quality Diversified International ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	0.5%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	18.3%
France	11.9%
United Kingdom	11.5%
Canada	6.9%
Australia	6.4%
5

Fund Characteristics

FEBRUARY 28, 2022

Quality Preferred ETF
Types of Investments in Portfolio	% of net assets
Preferred Stocks	79.9%
Convertible Preferred Stocks	15.1%
Short-Term Investments	3.6%
Other Assets and Liabilities	1.4%

Top Five Industries	% of net assets
Banks	26.0%
Capital Markets	13.8%
Insurance	8.8%
Multi-Utilities	6.2%
Mortgage Real Estate Investment Trusts (REITs)	6.0%
6

Fund Characteristics

FEBRUARY 28, 2022

STOXX® U.S. Quality Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.3)%

Top Five Industries	% of net assets
Software	17.1%
Semiconductors and Semiconductor Equipment	14.8%
Specialty Retail	6.7%
Biotechnology	5.0%
Health Care Equipment and Supplies	4.8%
7

Fund Characteristics

FEBRUARY 28, 2022

STOXX® U.S. Quality Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Equity Real Estate Investment Trusts (REITs)	7.0%
Electric Utilities	6.6%
Semiconductors and Semiconductor Equipment	6.6%
Pharmaceuticals	6.3%
Oil, Gas and Consumable Fuels	6.3%
8

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Low Volatility ETF
Actual	$1,000	$951.20	$1.40	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
Quality Convertible Securities ETF
Actual	$1,000	$956.50	$1.55	0.32%
Hypothetical	$1,000	$1,023.21	$1.61	0.32%
Quality Diversified International ETF
Actual	$1,000	$888.30	$1.83	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
Quality Preferred ETF
Actual	$1,000	$951.80	$1.55	0.32%
Hypothetical	$1,000	$1,023.21	$1.61	0.32%
STOXX® U.S. Quality Growth ETF
Actual	$1,000	$888.50	$1.36	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
STOXX® U.S. Quality Value ETF
Actual	$1,000	$985.10	$1.43	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
10

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Low Volatility ETF
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.4%
General Dynamics Corp.	432	$101,282
Air Freight and Logistics — 0.7%
FedEx Corp.	231	51,344
Auto Components — 0.6%
Magna International, Inc.	597	44,339
Banks — 3.9%
Bank of America Corp.	2,304	101,837
First Horizon Corp.	1,302	30,571
JPMorgan Chase & Co.	915	129,747
Toronto-Dominion Bank (The)	301	24,287
		286,442
Beverages — 2.6%
Coca-Cola Co. (The)	2,548	158,588
PepsiCo, Inc.	233	38,151
		196,739
Biotechnology — 0.6%
AbbVie, Inc.	202	29,850
Amgen, Inc.	69	15,627
		45,477
Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	117	39,931
Moody's Corp.	137	44,118
S&P Global, Inc.	139	52,222
Virtu Financial, Inc., Class A	593	20,803
		157,074
Chemicals — 2.2%
Linde plc	77	22,579
Nutrien Ltd.	290	24,937
Sherwin-Williams Co. (The)	451	118,672
		166,188
Commercial Services and Supplies — 2.8%
Republic Services, Inc.	712	85,639
Waste Management, Inc.	870	125,628
		211,267
Communications Equipment — 2.8%
Cisco Systems, Inc.	2,561	142,827
Juniper Networks, Inc.	1,161	39,230
Telefonaktiebolaget LM Ericsson, ADR	3,031	28,128
		210,185
Construction Materials — 0.1%
CRH plc, ADR	221	9,921
Containers and Packaging — 1.1%
International Paper Co.	1,222	53,193
WestRock Co.	603	27,298
		80,491
11

Low Volatility ETF
	Shares	Value
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(1)	438	$140,795
Diversified Telecommunication Services — 0.2%
Lumen Technologies, Inc.	1,152	11,935
Electric Utilities — 0.6%
Southern Co. (The)	687	44,497
Electrical Equipment — 0.3%
Emerson Electric Co.	251	23,323
Electronic Equipment, Instruments and Components — 1.3%
Amphenol Corp., Class A	364	27,667
TE Connectivity Ltd.	474	67,512
		95,179
Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	123	29,347
Host Hotels & Resorts, Inc.(1)	1,489	27,204
Mid-America Apartment Communities, Inc.	126	25,781
Prologis, Inc.	265	38,650
Public Storage	97	34,437
Simon Property Group, Inc.	317	43,606
		199,025
Food and Staples Retailing — 3.3%
Costco Wholesale Corp.	242	125,658
Kroger Co. (The)	1,064	49,795
Walmart, Inc.	491	66,364
		241,817
Food Products — 3.2%
Archer-Daniels-Midland Co.	596	46,756
Conagra Brands, Inc.	685	23,955
Hershey Co. (The)	215	43,486
Ingredion, Inc.	506	44,902
Kellogg Co.	352	22,507
Tyson Foods, Inc., Class A	638	59,117
		240,723
Health Care Equipment and Supplies — 3.1%
Becton Dickinson and Co.	150	40,692
Boston Scientific Corp.(1)	527	23,278
Intuitive Surgical, Inc.(1)	75	21,775
Medtronic plc	412	43,256
Stryker Corp.	387	101,916
		230,917
Health Care Providers and Services — 5.7%
Anthem, Inc.	160	72,296
Centene Corp.(1)	795	65,683
CVS Health Corp.	692	71,726
Henry Schein, Inc.(1)	600	51,828
Humana, Inc.	88	38,220
Laboratory Corp. of America Holdings(1)	55	14,919
McKesson Corp.	214	58,841
Quest Diagnostics, Inc.	74	9,714
UnitedHealth Group, Inc.	87	41,401
		424,628
12

Low Volatility ETF
	Shares	Value
Hotels, Restaurants and Leisure — 2.0%
McDonald's Corp.	392	$95,950
Starbucks Corp.	538	49,383
		145,333
Household Products — 1.3%
Colgate-Palmolive Co.	501	38,552
Procter & Gamble Co. (The)	392	61,109
		99,661
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	1,903	43,426
Insurance — 5.1%
Aflac, Inc.	181	11,057
Allstate Corp. (The)	378	46,252
Brown & Brown, Inc.	653	44,149
Everest Re Group Ltd.	220	65,609
Marsh & McLennan Cos., Inc.	906	140,802
Progressive Corp. (The)	640	67,795
		375,664
Interactive Media and Services — 4.4%
Alphabet, Inc., Class A(1)	121	326,838
Internet and Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	38	116,708
IT Services — 4.5%
Accenture plc, Class A	443	139,997
International Business Machines Corp.	193	23,644
Visa, Inc., Class A	805	173,977
		337,618
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	163	21,249
Danaher Corp.	159	43,631
		64,880
Machinery — 2.2%
AGCO Corp.	197	23,672
Dover Corp.	370	58,038
IDEX Corp.	172	33,007
Illinois Tool Works, Inc.	209	45,215
		159,932
Media — 0.3%
Comcast Corp., Class A	467	21,837
Multi-Utilities — 0.5%
Brookfield Infrastructure Partners LP	665	39,441
Multiline Retail — 0.2%
Target Corp.	68	13,584
Oil, Gas and Consumable Fuels — 4.4%
Cheniere Energy, Inc.	106	14,088
Chevron Corp.	520	74,880
ConocoPhillips	294	27,889
Devon Energy Corp.	577	34,360
Equinor ASA, ADR	931	29,289
Exxon Mobil Corp.	1,230	96,457
Marathon Petroleum Corp.	184	14,328
13

Low Volatility ETF
	Shares	Value
Phillips 66	454	$38,245
		329,536
Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	2,222	152,585
Johnson & Johnson	823	135,441
Merck & Co., Inc.	726	55,597
Pfizer, Inc.	1,416	66,467
Viatris, Inc.	2,587	28,483
Zoetis, Inc.	236	45,701
		484,274
Professional Services — 2.8%
CACI International, Inc., Class A(1)	215	60,155
Jacobs Engineering Group, Inc.	413	50,799
KBR, Inc.	426	21,147
ManpowerGroup, Inc.	178	18,918
Science Applications International Corp.	261	22,887
Verisk Analytics, Inc.	207	36,709
		210,615
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	154	14,915
Road and Rail — 1.4%
Knight-Swift Transportation Holdings, Inc.	277	15,091
Schneider National, Inc., Class B	1,065	27,818
Union Pacific Corp.	240	59,028
		101,937
Semiconductors and Semiconductor Equipment — 2.6%
Broadcom, Inc.	148	86,941
Intel Corp.	626	29,860
QUALCOMM, Inc.	236	40,590
Texas Instruments, Inc.	215	36,548
		193,939
Software — 6.2%
Adobe, Inc.(1)	146	68,281
Intuit, Inc.	31	14,706
Microsoft Corp.	1,053	314,626
Synopsys, Inc.(1)	214	66,851
		464,464
Specialty Retail — 1.4%
AutoNation, Inc.(1)	212	24,308
Home Depot, Inc. (The)	139	43,900
O'Reilly Automotive, Inc.(1)	35	22,723
Penske Automotive Group, Inc.	150	14,744
		105,675
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	2,250	371,520
Dell Technologies, Inc., Class C(1)	400	20,384
Hewlett Packard Enterprise Co.	3,284	52,281
HP, Inc.	517	17,764
NetApp, Inc.	217	17,009
Seagate Technology Holdings plc	179	18,466
		497,424
14

Low Volatility ETF
	Shares	Value
Textiles, Apparel and Luxury Goods — 0.6%
NIKE, Inc., Class B	338	$46,154
TOTAL COMMON STOCKS (Cost $7,197,712)		7,407,443
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,197	20,197
TOTAL SHORT-TERM INVESTMENTS (Cost $20,197)		20,197
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,217,909)		7,427,640
OTHER ASSETS AND LIABILITIES — 0.1%		9,401
TOTAL NET ASSETS — 100.0%		$7,437,041

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
15

FEBRUARY 28, 2022 (UNAUDITED)

Quality Convertible Securities ETF
	Principal Amount/ Shares	Value
CONVERTIBLE BONDS — 67.6%
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$81,000	$92,658
Atlas Air Worldwide Holdings, Inc., 1.875%, 6/1/24	105,000	147,367
		240,025
Airlines — 1.9%
American Airlines Group, Inc., 6.50%, 7/1/25	257,000	346,821
Southwest Airlines Co., 1.25%, 5/1/25	122,000	163,511
		510,332
Auto Components — 0.4%
Patrick Industries, Inc., 1.00%, 2/1/23	111,000	118,437
Automobiles — 1.6%
Ford Motor Co., 0.00%, 3/15/26(1)(2)	204,000	249,958
Tesla, Inc., 2.00%, 5/15/24	13,000	182,179
		432,137
Biotechnology — 0.6%
Halozyme Therapeutics, Inc., 0.25%, 3/1/27(1)	180,000	157,050
Capital Markets — 0.6%
Digitalbridge Operating Co. LLC, 5.75%, 7/15/25(1)	47,000	154,160
Communications Equipment — 1.8%
Lumentum Holdings, Inc., 0.50%, 12/15/26	208,000	247,645
Viavi Solutions, Inc., 1.00%, 3/1/24	194,000	258,626
		506,271
Consumer Finance — 0.3%
PRA Group, Inc., 3.50%, 6/1/23	69,000	76,763
Electronic Equipment, Instruments and Components — 0.8%
Insight Enterprises, Inc., 0.75%, 2/15/25	72,000	112,932
Vishay Intertechnology, Inc., 2.25%, 6/15/25	109,000	109,414
		222,346
Entertainment — 1.5%
World Wrestling Entertainment, Inc., 3.375%, 12/15/23	92,000	223,008
Zynga, Inc., 0.25%, 6/1/24	157,000	191,540
		414,548
Equity Real Estate Investment Trusts (REITs) — 0.5%
IIP Operating Partnership LP, 3.75%, 2/21/24(1)	17,000	49,067
Summit Hotel Properties, Inc., 1.50%, 2/15/26	83,000	87,441
		136,508
Health Care Equipment and Supplies — 5.9%
CONMED Corp., 2.625%, 2/1/24	145,000	247,443
Dexcom, Inc., 0.25%, 11/15/25	438,000	460,447
Envista Holdings Corp., 2.375%, 6/1/25	82,000	193,725
Insulet Corp., 0.375%, 9/1/26	299,000	398,866
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	132,000	143,708
Mesa Laboratories, Inc., 1.375%, 8/15/25	63,000	68,702
NuVasive, Inc., 1.00%, 6/1/23	118,000	117,705
		1,630,596
Health Care Providers and Services — 2.1%
Anthem, Inc., 2.75%, 10/15/42	92,000	589,324
Health Care Technology — 0.9%
Omnicell, Inc., 0.25%, 9/15/25	164,000	233,126
16

Quality Convertible Securities ETF
	Principal Amount/ Shares	Value
Hotels, Restaurants and Leisure — 2.6%
Airbnb, Inc., 0.00%, 3/15/26(1)(2)	$243,000	$228,771
Booking Holdings, Inc., 0.75%, 5/1/25	187,000	258,340
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	172,000	221,244
		708,355
Independent Power and Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc., 0.25%, 12/1/26(1)	63,000	54,290
Interactive Media and Services — 2.8%
Snap, Inc., 0.75%, 8/1/26	79,000	150,515
Snap, Inc., 0.00%, 5/1/27(1)(2)	212,000	186,560
Twitter, Inc., 0.25%, 6/15/24	185,000	188,006
Ziff Davis, Inc., 1.75%, 11/1/26(1)	204,000	237,966
		763,047
Internet and Direct Marketing Retail — 3.2%
Etsy, Inc., 0.25%, 6/15/28(1)	243,000	238,990
Match Group Financeco 2, Inc., 0.875%, 6/15/26(1)	150,000	212,925
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	47,000	72,474
Wayfair, Inc., 0.625%, 10/1/25	338,000	294,398
Wayfair, Inc., 1.00%, 8/15/26	44,000	54,230
		873,017
IT Services — 3.5%
Akamai Technologies, Inc., 0.375%, 9/1/27	519,000	572,023
Block, Inc., 0.25%, 11/1/27	143,000	130,666
Cloudflare, Inc., 0.75%, 5/15/25	32,000	100,739
Perficient, Inc., 1.25%, 8/1/25	35,000	71,271
Perficient, Inc., 0.125%, 11/15/26(1)	113,000	98,310
		973,009
Leisure Products — 0.4%
Callaway Golf Co., 2.75%, 5/1/26	62,000	98,270
Life Sciences Tools and Services — 1.0%
Illumina, Inc., 0.00%, 8/15/23(2)	167,000	181,529
Repligen Corp., 0.375%, 7/15/24	55,000	98,285
		279,814
Machinery — 2.0%
Chart Industries, Inc., 1.00%, 11/15/24(1)	65,000	162,747
John Bean Technologies Corp., 0.25%, 5/15/26(1)	102,000	96,278
Middleby Corp. (The), 1.00%, 9/1/25	193,000	284,554
		543,579
Media — 2.6%
Cable One, Inc., 1.125%, 3/15/28(1)	92,000	82,662
Liberty Broadband Corp., 2.75%, 9/30/50(1)	443,000	446,217
Liberty Media Corp., 2.75%, 12/1/49(1)	167,000	171,592
		700,471
Metals and Mining — 0.4%
MP Materials Corp., 0.25%, 4/1/26(1)	93,000	115,599
Mortgage Real Estate Investment Trusts (REITs) — 2.7%
Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	171,000	171,107
Arbor Realty Trust, Inc., 4.75%, 11/1/22	105,000	112,875
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	181,000	187,154
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.125%, 9/1/22	45,000	81,478
17

Quality Convertible Securities ETF
	Principal Amount/ Shares	Value
PennyMac Corp., 5.50%, 3/15/26(1)	$195,000	$184,884
		737,498
Oil, Gas and Consumable Fuels — 3.5%
EQT Corp., 1.75%, 5/1/26	85,000	144,628
Green Plains, Inc., 2.25%, 3/15/27	50,000	64,800
Pioneer Natural Resources Co., 0.25%, 5/15/25	330,000	756,014
		965,442
Personal Products — 0.3%
Herbalife Nutrition Ltd., 2.625%, 3/15/24	98,000	94,668
Pharmaceuticals — 0.9%
Jazz Investments I Ltd., 2.00%, 6/15/26	223,000	258,541
Professional Services — 1.1%
FTI Consulting, Inc., 2.00%, 8/15/23	88,000	130,900
KBR, Inc., 2.50%, 11/1/23	86,000	170,280
		301,180
Real Estate Management and Development — 0.9%
Opendoor Technologies, Inc., 0.25%, 8/15/26(1)	108,000	82,809
Zillow Group, Inc., 2.75%, 5/15/25	140,000	170,450
		253,259
Semiconductors and Semiconductor Equipment — 4.0%
Enphase Energy, Inc., 0.00%, 3/1/26(2)	135,000	130,275
Microchip Technology, Inc., 0.125%, 11/15/24	203,000	228,882
ON Semiconductor Corp., 0.00%, 5/1/27(1)(2)	190,000	260,205
Silicon Laboratories, Inc., 0.625%, 6/15/25	63,000	88,635
SMART Global Holdings, Inc., 2.25%, 2/15/26	94,000	142,377
Teradyne, Inc., 1.25%, 12/15/23	67,000	249,916
		1,100,290
Software — 12.3%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(2)	131,000	110,892
Bentley Systems, Inc., 0.125%, 1/15/26	200,000	185,900
Bill.com Holdings, Inc., 0.00%, 12/1/25(2)	87,000	144,115
Blackline, Inc., 0.00%, 3/15/26(1)(2)	153,000	129,667
Datadog, Inc., 0.125%, 6/15/25	139,000	259,304
Dropbox, Inc., 0.00%, 3/1/28(1)(2)	156,000	147,716
Envestnet, Inc., 1.75%, 6/1/23	68,000	81,643
Five9, Inc., 0.50%, 6/1/25	93,000	101,190
HubSpot, Inc., 0.375%, 6/1/25	80,000	154,920
Mandiant, Inc., 0.875%, 6/1/24	100,000	107,438
Mitek Systems, Inc., 0.75%, 2/1/26(1)	64,000	64,640
NortonLifeLock, Inc., 2.00%, 8/15/22(1)	175,000	250,075
Palo Alto Networks, Inc., 0.375%, 6/1/25	296,000	599,844
Pegasystems, Inc., 0.75%, 3/1/25	129,000	125,710
Rapid7, Inc., 0.25%, 3/15/27(1)	108,000	128,925
Tyler Technologies, Inc., 0.25%, 3/15/26(1)	159,000	171,402
Varonis Systems, Inc., 1.25%, 8/15/25	51,000	80,045
Workday, Inc., 0.25%, 10/1/22	86,000	135,106
Workiva, Inc., 1.125%, 8/15/26	65,000	96,647
Zendesk, Inc., 0.625%, 6/15/25	151,000	188,750
Zscaler, Inc., 0.125%, 7/1/25	61,000	104,158
		3,368,087
18

Quality Convertible Securities ETF
	Principal Amount/ Shares	Value
Specialty Retail — 2.6%
American Eagle Outfitters, Inc., 3.75%, 4/15/25	$57,000	$146,234
Burlington Stores, Inc., 2.25%, 4/15/25	136,000	172,635
Dick's Sporting Goods, Inc., 3.25%, 4/15/25	73,000	237,934
RH, 0.00%, 9/15/24(2)	80,000	153,760
		710,563
Technology Hardware, Storage and Peripherals — 0.4%
Pure Storage, Inc., 0.125%, 4/15/23	87,000	101,747
Textiles, Apparel and Luxury Goods — 0.4%
Under Armour, Inc., 1.50%, 6/1/24	58,000	97,803
TOTAL CONVERTIBLE BONDS (Cost $18,954,450)		18,520,152
CONVERTIBLE PREFERRED STOCKS — 26.1%
Auto Components — 0.8%
Aptiv plc, 5.50%, 6/15/23	1,432	209,473
Banks — 1.1%
Bank of America Corp., 7.25%	109	144,915
Wells Fargo & Co., 7.50%	128	173,120
		318,035
Capital Markets — 2.2%
AMG Capital Trust II, 5.15%, 10/15/37	2,974	160,834
KKR & Co., Inc., 6.00%, 9/15/23	5,782	439,201
		600,035
Diversified Financial Services — 0.1%
2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23(1)	38	42,131
Electric Utilities — 4.5%
American Electric Power Co., Inc., 6.125%, 8/15/23	3,276	173,137
NextEra Energy, Inc., 5.28%, 3/1/23	3,912	195,013
NextEra Energy, Inc., 6.22%, 9/1/23	7,249	365,422
PG&E Corp., 5.50%, 8/16/23	1,940	210,102
Southern Co. (The), 6.75%, 8/1/22	5,569	284,854
		1,228,528
Electronic Equipment, Instruments and Components — 0.6%
II-VI, Inc., 6.00%, 7/1/23	580	166,785
Equity Real Estate Investment Trusts (REITs) — 0.6%
LXP Industrial Trust, 6.50%	2,949	155,383
Food Products — 1.3%
Bunge Ltd., 4.875%	2,736	369,168
Health Care Equipment and Supplies — 2.6%
Becton Dickinson and Co., 6.00%, 6/1/23	6,960	373,474
Boston Scientific Corp., 5.50%, 6/1/23	2,897	337,471
		710,945
Life Sciences Tools and Services — 4.5%
Avantor, Inc., 6.25%, 5/15/22	3,650	387,338
Danaher Corp., 5.00%, 4/15/23	566	844,326
		1,231,664
Machinery — 0.9%
Stanley Black & Decker, Inc., 5.25%, 11/15/22	2,476	240,717
Metals and Mining — 0.8%
ArcelorMittal SA, 5.50%, 5/18/23	3,178	231,072
Multi-Utilities — 2.1%
Dominion Energy, Inc., 7.25%, 6/1/22	1,344	133,795
19

Quality Convertible Securities ETF
	Principal Amount/ Shares	Value
DTE Energy Co., 6.25%, 11/1/22	5,533	$283,843
NiSource, Inc., 7.75%, 3/1/24	1,367	151,723
		569,361
Semiconductors and Semiconductor Equipment — 2.8%
Broadcom, Inc., 8.00%, 9/30/22	414	761,371
Wireless Telecommunication Services — 1.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23(1)	300	325,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,284,361)		7,159,868
COMMON STOCKS — 2.0%
Consumer Finance — 0.3%
Encore Capital Group, Inc.(3)	1,262	83,280
Equity Real Estate Investment Trusts (REITs) — 0.5%
Innovative Industrial Properties, Inc.	241	45,419
Invitation Homes, Inc.	2,603	98,393
		143,812
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Chimera Investment Corp.	10,958	133,359
Software — 0.7%
DocuSign, Inc.(3)	736	87,164
ServiceNow, Inc.(3)	190	110,185
		197,349
TOTAL COMMON STOCKS (Cost $635,319)		557,800
SHORT-TERM INVESTMENTS — 4.0%
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,090,358	1,090,358
TOTAL SHORT-TERM INVESTMENTS (Cost $1,090,358)		1,090,358
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $27,964,488)		27,328,178
OTHER ASSETS AND LIABILITIES — 0.3%		76,880
TOTAL NET ASSETS — 100.0%		$27,405,058

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,803,270, which represented 17.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Non-income producing.

See Notes to Financial Statements.
20

FEBRUARY 28, 2022 (UNAUDITED)

Quality Diversified International ETF
	Shares	Value
COMMON STOCKS — 99.5%
Australia — 6.4%
Aristocrat Leisure Ltd.	12,729	$349,156
ASX Ltd.	3,881	233,099
BHP Group Ltd.	9,706	331,423
BlueScope Steel Ltd.	19,230	284,755
Charter Hall Group	20,148	246,399
Computershare Ltd.	20,024	316,386
CSL Ltd.	1,146	217,882
Dexus	34,264	271,233
Domino's Pizza Enterprises Ltd.	5,384	310,884
Fortescue Metals Group Ltd.	247,332	3,295,040
Goodman Group	14,204	229,816
GPT Group (The)	72,787	259,709
IGO Ltd.	46,065	369,551
James Hardie Industries plc	29,157	951,890
Lynas Rare Earths Ltd.(1)	39,592	299,685
Medibank Pvt Ltd.	101,001	232,960
Mineral Resources Ltd.	7,750	258,436
Origin Energy Ltd.	79,374	329,613
REA Group Ltd.	2,348	226,322
Santos Ltd.	55,072	293,304
Scentre Group	123,369	274,077
Sonic Healthcare Ltd.	71,324	1,820,017
Stockland, REIT	432,625	1,309,077
Vicinity Centres	461,458	600,883
WiseTech Global Ltd.	11,470	367,224
Xero Ltd.(1)	2,854	196,235
		13,875,056
Austria — 1.1%
BAWAG Group AG(1)	4,900	264,550
OMV AG	27,794	1,323,091
Raiffeisen Bank International AG	12,268	199,906
Verbund AG	3,223	388,747
voestalpine AG	8,089	267,350
		2,443,644
Belgium — 0.5%
D'ieteren Group	1,380	222,932
Etablissements Franz Colruyt NV	5,845	233,782
Solvay SA	2,441	272,222
UCB SA	2,512	274,151
		1,003,087
Canada — 6.9%
Aritzia, Inc.(1)	6,330	240,665
Bank of Montreal	2,620	299,166
BRP, Inc.	3,173	227,405
Canadian Imperial Bank of Commerce	2,448	309,848
Canadian Natural Resources Ltd.	7,981	445,865
CGI, Inc.(1)	3,299	270,479
Constellation Software, Inc.	1,632	2,750,464
21

Quality Diversified International ETF
	Shares	Value
Dollarama, Inc.	6,474	$334,554
Empire Co. Ltd., Class A	9,525	295,031
FirstService Corp.	1,688	240,302
George Weston Ltd.	3,114	337,663
Gildan Activewear, Inc.	6,872	269,784
iA Financial Corp., Inc.	5,317	315,916
Loblaw Cos. Ltd.	15,207	1,186,206
Lundin Mining Corp.	36,496	352,147
Magna International, Inc.	3,345	248,520
Manulife Financial Corp.	110,037	2,229,389
Metro, Inc.	5,255	274,296
Ritchie Bros Auctioneers, Inc.	3,694	193,603
Shaw Communications, Inc., B Shares	8,660	259,697
Sun Life Financial, Inc.(2)	4,723	248,391
Suncor Energy, Inc.	11,208	342,739
TFI International, Inc.	5,051	526,499
Toromont Industries Ltd.	3,141	266,248
Tourmaline Oil Corp.	22,610	891,913
West Fraser Timber Co. Ltd.	13,739	1,371,407
Wheaton Precious Metals Corp.	5,998	262,824
		14,991,021
China — 4.4%
Angang Steel Co. Ltd., H Shares	392,000	194,936
ANTA Sports Products Ltd.	71,000	1,084,397
BYD Co. Ltd., H Shares	28,500	883,139
China Coal Energy Co. Ltd., H Shares	880,000	548,534
CSPC Pharmaceutical Group Ltd.	822,000	974,368
JD.com, Inc., ADR(1)	728	52,147
Li Ning Co. Ltd.	99,500	993,821
NetEase, Inc., ADR	10,512	1,002,214
Tingyi Cayman Islands Holding Corp.	584,000	1,292,043
Want Want China Holdings Ltd.	1,341,000	1,427,529
Weibo Corp., ADR(1)	12,450	341,503
Yihai International Holding Ltd.(1)(2)	46,000	192,468
Zhongsheng Group Holdings Ltd.	77,500	541,177
		9,528,276
Denmark — 2.2%
AP Moller - Maersk A/S, B Shares	575	1,819,019
Danske Bank A/S	16,599	281,154
DSV A/S	1,155	212,585
Novo Nordisk A/S, B Shares	14,528	1,503,407
Novozymes A/S, B Shares	3,956	259,643
Pandora A/S	3,796	388,700
Royal Unibrew A/S	2,360	250,208
		4,714,716
Finland — 1.7%
Elisa Oyj	4,267	236,422
Fortum Oyj	9,511	199,044
Kesko Oyj, B Shares	22,358	657,989
Neste Oyj	5,314	207,218
Nokia Oyj(1)	57,962	313,420
22

Quality Diversified International ETF
	Shares	Value
Nokian Renkaat Oyj	27,759	$523,192
Valmet Oyj	39,516	1,370,694
Wartsila Oyj Abp(2)	19,674	220,340
		3,728,319
France — 11.9%
Amundi SA	3,022	209,593
ArcelorMittal SA	10,099	313,358
BNP Paribas SA	4,642	269,350
Bollore SA	51,034	258,237
Bouygues SA	11,858	424,019
Capgemini SE	1,183	247,637
Carrefour SA	99,195	1,994,241
Cie de Saint-Gobain	32,325	2,004,314
Cie Generale des Etablissements Michelin SCA	1,700	234,018
Eiffage SA	2,938	299,276
Engie SA	20,567	327,683
Eurofins Scientific SE	1,964	199,302
Faurecia SE(2)	6,350	239,103
Hermes International	1,342	1,850,667
Ipsen SA	5,584	649,752
Kering SA	1,807	1,253,396
Klepierre SA(1)	12,934	369,712
L'Oreal SA	6,702	2,649,463
Legrand SA	2,293	216,322
LVMH Moet Hennessy Louis Vuitton SE	1,215	892,909
Orange SA	131,014	1,584,181
Pernod Ricard SA	1,095	239,039
Publicis Groupe SA	18,413	1,221,992
Remy Cointreau SA	1,340	257,887
Rexel SA(1)	14,895	327,807
Sanofi	34,585	3,615,257
Sartorius Stedim Biotech	2,449	939,119
SCOR SE	9,600	312,551
STMicroelectronics NV	5,926	248,762
Teleperformance	796	295,365
Thales SA	8,065	922,014
TotalEnergies SE	5,950	303,124
Unibail-Rodamco-Westfield(1)	4,092	311,916
Unibail-Rodamco-Westfield(1)	60	4,567
Vinci SA	2,887	302,706
Wendel SE	2,389	242,528
		26,031,167
Germany — 5.8%
adidas AG	868	205,231
Brenntag SE	2,932	245,797
Carl Zeiss Meditec AG	4,287	672,779
Covestro AG	46,522	2,460,349
Deutsche Post AG	8,886	446,630
Evonik Industries AG	99,190	2,985,780
GEA Group AG	37,824	1,653,997
HelloFresh SE(1)	9,934	541,860
23

Quality Diversified International ETF
	Shares	Value
Merck KGaA	5,235	$1,038,349
Nemetschek SE	3,405	302,130
Puma SE	2,173	199,274
Rational AG	271	199,446
Sartorius AG, Preference Shares	616	271,972
Schaeffler AG, Preference Shares	70,576	469,564
Siemens Healthineers AG	3,756	241,024
Symrise AG	1,781	211,844
Uniper SE	6,290	201,224
Wacker Chemie AG	1,495	231,620
		12,578,870
Hong Kong — 1.0%
Chow Tai Fook Jewellery Group Ltd.(1)	243,600	505,844
SITC International Holdings Co. Ltd.	141,000	581,365
Techtronic Industries Co. Ltd.	31,000	519,438
Xinyi Glass Holdings Ltd.	232,000	617,988
		2,224,635
Ireland — 0.4%
Bank of Ireland Group plc(1)	46,125	306,051
Smurfit Kappa Group plc	10,298	514,305
		820,356
Israel — 0.9%
Bank Hapoalim BM	25,539	270,675
Bank Leumi Le-Israel BM	57,305	620,780
ICL Group Ltd.	37,232	422,826
Israel Discount Bank Ltd., A Shares	50,983	336,190
Mizrahi Tefahot Bank Ltd.	6,753	263,903
		1,914,374
Italy — 2.1%
A2A SpA	139,955	249,693
Amplifon SpA	5,148	220,924
Assicurazioni Generali SpA(2)	13,632	269,598
Davide Campari-Milano NV	19,088	207,732
De' Longhi SpA	8,170	259,246
DiaSorin SpA	1,175	175,844
Enel SpA	36,037	265,554
Eni SpA	20,760	322,916
Ferrari NV	1,215	261,089
Interpump Group SpA	12,945	698,864
Intesa Sanpaolo SpA	131,695	336,655
Mediobanca Banca di Credito Finanziario SpA	25,227	262,720
Moncler SpA	4,609	276,771
Recordati Industria Chimica e Farmaceutica SpA	4,022	196,722
Reply SpA	1,306	212,951
Stellantis NV	15,963	290,078
		4,507,357
Japan — 18.3%
Advantest Corp.	3,000	241,095
AGC, Inc.	5,500	243,994
Aisin Corp.	14,500	528,152
Ajinomoto Co., Inc.	11,600	338,036
24

Quality Diversified International ETF
	Shares	Value
Asahi Kasei Corp.	28,800	$270,283
Astellas Pharma, Inc.	104,500	1,743,501
BayCurrent Consulting, Inc.	1,200	479,872
Bridgestone Corp.	6,100	251,204
Canon, Inc.(2)	14,500	341,228
Capcom Co., Ltd.	10,000	242,708
Chugai Pharmaceutical Co. Ltd.	7,600	252,119
CyberAgent, Inc.	40,700	532,586
Daikin Industries Ltd.	1,200	221,765
Daito Trust Construction Co. Ltd.	2,400	265,536
Denso Corp.	3,800	267,216
Dentsu Group, Inc.	8,500	339,151
Ebara Corp.	5,000	260,956
FUJIFILM Holdings Corp.	3,400	216,118
Fujitsu Ltd.	1,600	232,454
Hakuhodo DY Holdings, Inc.	35,400	470,411
Hirose Electric Co. Ltd.	1,500	225,544
Hitachi Ltd.	4,600	227,482
Honda Motor Co. Ltd.	10,000	303,809
Hoya Corp.	2,000	260,537
Iida Group Holdings Co. Ltd.	36,200	671,841
INPEX Corp.	63,200	651,435
Isuzu Motors Ltd.	20,800	281,312
ITOCHU Corp.	10,100	329,145
Itochu Techno-Solutions Corp.	8,300	215,164
Japan Post Holdings Co. Ltd.	36,000	297,565
Japan Tobacco, Inc.	141,300	2,598,671
Kakaku.com, Inc.	8,800	193,608
Kao Corp.	5,300	247,758
Keyence Corp.	600	283,800
Kikkoman Corp.	3,800	283,282
Kirin Holdings Co. Ltd.	43,500	723,207
Kobayashi Pharmaceutical Co. Ltd.	3,100	265,513
Kobe Bussan Co. Ltd.(2)	6,600	218,525
Komatsu Ltd.	11,900	273,747
Konami Holdings Corp.	10,200	580,286
Kyocera Corp.	4,700	270,499
Marubeni Corp.	36,900	387,326
MEIJI Holdings Co. Ltd.	4,800	288,086
MINEBEA MITSUMI, Inc.	10,200	223,899
MISUMI Group, Inc.	29,600	948,907
Mitsubishi Chemical Holdings Corp.	34,600	245,793
Mitsubishi Corp.	9,000	302,613
Mitsubishi Electric Corp.	146,100	1,767,155
Mitsui & Co. Ltd.	13,600	339,085
Mitsui Chemicals, Inc.	29,600	756,711
Murata Manufacturing Co. Ltd.	3,400	231,082
NGK Insulators Ltd.	48,600	754,752
Nihon M&A Center Holdings, Inc.	34,000	502,896
NIPPON EXPRESS HOLDINGS, Inc.	4,700	284,913
Nippon Shinyaku Co. Ltd.	3,300	214,929
25

Quality Diversified International ETF
	Shares	Value
Nippon Steel Corp.	18,100	$331,392
Nippon Telegraph & Telephone Corp.	9,900	284,535
Nippon Yusen KK	4,100	384,133
Nissan Chemical Corp.	5,300	301,254
Nitto Denko Corp.	3,600	262,722
Nomura Holdings, Inc.	64,500	294,319
NTT Data Corp.	12,900	245,024
Olympus Corp.	11,200	227,477
Ono Pharmaceutical Co. Ltd.	11,300	278,206
Open House Group Co. Ltd.	8,700	395,582
Otsuka Corp.	5,900	229,177
Otsuka Holdings Co. Ltd.	7,400	255,109
Persol Holdings Co. Ltd.	8,600	192,654
Recruit Holdings Co. Ltd.	9,000	379,892
Ricoh Co. Ltd.	61,600	525,497
Santen Pharmaceutical Co. Ltd.	20,500	233,641
SCREEN Holdings Co. Ltd.	5,100	503,306
SCSK Corp.	57,300	981,002
Seiko Epson Corp.	50,600	778,250
Sekisui Chemical Co. Ltd.	16,700	273,478
Sekisui House Ltd.	111,800	2,279,388
Shimadzu Corp.	7,100	255,720
Shimano, Inc.	900	209,581
Shin-Etsu Chemical Co. Ltd.	1,500	234,282
Shionogi & Co. Ltd.	3,500	232,723
SMC Corp.	400	238,948
Sumitomo Chemical Co. Ltd.	59,000	281,679
Sumitomo Mitsui Financial Group, Inc.	8,400	297,883
Suntory Beverage & Food Ltd.	7,600	302,853
Sysmex Corp.	2,000	160,101
Taisei Corp.	9,400	312,564
TIS, Inc.	8,700	205,917
Tokyo Electron Ltd.	700	343,544
Toppan, Inc.	17,800	350,737
Toray Industries, Inc.	46,600	265,745
Toshiba Corp.	6,800	271,115
Toyota Tsusho Corp.	6,200	257,393
Trend Micro, Inc.	5,300	296,093
Yamaha Motor Co. Ltd.	25,800	579,974
ZOZO, Inc.	23,500	669,172
		39,791,324
Netherlands — 5.0%
Aalberts NV	4,457	248,671
Adyen NV(1)	246	512,731
Akzo Nobel NV	2,388	227,199
ASM International NV	2,797	903,340
ASML Holding NV	2,855	1,910,063
BE Semiconductor Industries NV	3,284	280,523
Heineken Holding NV	3,285	268,282
IMCD NV	1,556	252,759
ING Groep NV	19,797	231,199
26

Quality Diversified International ETF
	Shares	Value
Koninklijke Ahold Delhaize NV	8,733	$268,647
Koninklijke DSM NV	1,389	260,804
Koninklijke Philips NV	47,636	1,627,182
NN Group NV	52,020	2,496,694
Randstad NV	22,530	1,535,390
		11,023,484
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	12,982	243,150
Norway — 1.3%
Equinor ASA(2)	9,961	313,129
Gjensidige Forsikring ASA	11,306	279,650
Nordic Semiconductor ASA(1)	8,120	217,008
Norsk Hydro ASA	42,116	399,937
Orkla ASA	108,317	1,014,644
TOMRA Systems ASA	4,300	202,364
Yara International ASA	6,597	335,985
		2,762,717
Portugal — 0.1%
Galp Energia SGPS SA	29,232	323,578
Singapore — 1.3%
Oversea-Chinese Banking Corp. Ltd.	33,900	293,758
Singapore Exchange Ltd.	287,000	1,991,145
Singapore Technologies Engineering Ltd.	104,900	297,278
United Overseas Bank Ltd.	14,600	324,490
		2,906,671
South Korea — 0.8%
Celltrion, Inc.	1,604	214,102
HMM Co. Ltd.(1)	28,515	690,727
KT Corp.	7,186	191,651
NCSoft Corp.	1,529	566,410
		1,662,890
Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	98,613	585,142
Banco Santander SA	170,308	567,128
Endesa SA	12,185	267,843
Fluidra SA	6,577	199,187
Naturgy Energy Group SA(2)	9,945	266,821
Repsol SA	110,757	1,437,187
Telefonica SA	448,521	2,142,100
		5,465,408
Sweden — 4.8%
Atlas Copco AB, A Shares	5,304	272,011
Electrolux AB, B Shares(2)	42,303	757,442
Epiroc AB, A Shares	10,337	194,239
Evolution AB	9,541	1,093,962
Getinge AB, B Shares	6,516	252,915
H & M Hennes & Mauritz AB, B Shares(2)	32,799	547,386
Husqvarna AB, B Shares	19,386	233,487
Industrivarden AB, A Shares	21,411	591,264
27

Quality Diversified International ETF
	Shares	Value
Lifco AB, B Shares	26,757	$608,228
Lundin Energy AB	15,268	563,375
Nibe Industrier AB, B Shares	17,573	156,431
Sandvik AB	11,002	237,121
Securitas AB, B Shares	18,903	228,856
Skanska AB, B Shares	11,836	267,887
SKF AB, B Shares	41,105	758,970
Svenska Handelsbanken AB, A Shares	25,767	244,962
Swedish Match AB	275,258	2,001,055
Telefonaktiebolaget LM Ericsson, B Shares	27,074	249,132
Thule Group AB	8,842	347,205
Trelleborg AB, B Shares	12,139	243,897
Volvo AB, B Shares	37,345	718,289
		10,568,114
Switzerland — 6.2%
Adecco Group AG	29,432	1,390,033
Bachem Holding AG, Class B	457	271,972
Belimo Holding AG	433	229,497
Cie Financiere Richemont SA	6,785	908,556
EMS-Chemie Holding AG	267	264,098
Geberit AG	346	226,345
Georg Fischer AG	186	228,842
Holcim Ltd.(1)	5,667	285,265
Kuehne + Nagel International AG	7,899	2,154,177
Logitech International SA	3,175	237,582
Novartis AG	22,324	1,962,088
Partners Group Holding AG	1,601	2,164,213
Roche Holding AG	1,423	538,937
Sika AG	1,103	366,014
Straumann Holding AG	117	185,850
Swatch Group AG (The), Bearer Shares	1,044	321,047
Swiss Re AG	2,914	278,449
VAT Group AG	2,611	986,684
Vifor Pharma AG	2,415	423,903
		13,423,552
Taiwan — 1.8%
AU Optronics Corp.	504,000	377,333
Evergreen Marine Corp. Taiwan Ltd.	55,000	288,929
Globalwafers Co. Ltd.	20,000	495,048
MediaTek, Inc.	40,000	1,580,633
momo.com, Inc.	9,000	320,392
Novatek Microelectronics Corp.	15,000	248,677
Realtek Semiconductor Corp.	31,000	511,127
Wan Hai Lines Ltd.	13,000	88,549
		3,910,688
United Kingdom — 11.5%
Admiral Group plc	6,395	254,749
Anglo American plc	7,427	377,007
Ashtead Group plc	18,181	1,181,435
Auto Trader Group plc	30,515	269,877
Avast plc	33,656	283,485
28

Quality Diversified International ETF
	Shares	Value
BAE Systems plc	37,547	$360,488
Barratt Developments plc	70,503	574,262
Bellway plc	6,601	253,904
BP plc	63,246	308,268
Coca-Cola HBC AG(1)	17,009	432,140
ConvaTec Group plc	106,602	257,726
DCC plc	22,303	1,750,194
Dechra Pharmaceuticals plc	4,814	265,490
Diageo plc	4,975	246,473
Diploma plc	6,259	222,101
Electrocomponents plc	15,661	206,588
Evraz plc	199,959	560,072
Experian plc	20,576	803,790
Ferguson plc	1,826	278,242
GlaxoSmithKline plc	66,067	1,377,770
Glencore plc(1)	57,721	339,400
Halma plc	6,828	220,231
Hargreaves Lansdown plc	70,715	1,071,771
Hikma Pharmaceuticals plc	8,538	237,697
Howden Joinery Group plc	21,843	248,464
IMI plc	33,354	653,411
Imperial Brands plc	97,334	2,128,331
Investec plc	50,385	273,273
ITV plc(1)	187,269	275,912
JD Sports Fashion plc	219,092	440,734
Kingfisher plc	324,872	1,325,268
Land Securities Group plc	28,308	299,972
Marks & Spencer Group plc(1)	87,239	203,333
Mondi plc	11,970	251,148
Next plc	2,425	222,039
Pearson plc	34,678	299,996
Persimmon plc	7,522	242,084
Rightmove plc	29,494	264,191
Rio Tinto plc	8,562	669,480
Royal Mail plc	43,251	227,308
Sage Group plc (The)	26,674	250,241
Schroders plc	5,503	225,282
Shell plc	24,957	661,315
Spirax-Sarco Engineering plc	1,209	192,660
Taylor Wimpey plc	136,900	274,592
Tesco plc	74,332	287,959
Unilever plc	5,333	267,887
Vodafone Group plc	1,330,615	2,342,333
WPP plc	27,871	392,002
		25,052,375
United States — 0.5%
Ovintiv, Inc.	24,683	1,128,894
TOTAL COMMON STOCKS (Cost $218,509,496)		216,623,723
29

Quality Diversified International ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	288,067	$288,067
State Street Navigator Securities Lending Government Money Market Portfolio(3)	849,952	849,952
TOTAL SHORT-TERM INVESTMENTS (Cost $1,138,019)		1,138,019
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $219,647,515)		217,761,742
OTHER ASSETS AND LIABILITIES†		92,359
TOTAL NET ASSETS — 100.0%		$217,854,101

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	19.8%
Consumer Discretionary	13.1%
Health Care	11.3%
Consumer Staples	11.2%
Materials	10.6%
Financials	9.7%
Information Technology	9.2%
Communication Services	6.9%
Energy	4.5%
Real Estate	2.0%
Utilities	1.2%
Short-Term Investments	0.5%
Other Assets and Liabilities	—

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,143,433. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,300,670, which includes securities collateral of $1,450,718.

See Notes to Financial Statements.
30

FEBRUARY 28, 2022 (UNAUDITED)

Quality Preferred ETF
	Shares	Value
PREFERRED STOCKS — 79.9%
Automobiles — 0.5%
Ford Motor Co., 6.00%	4,410	$111,132
Banks — 24.6%
Bank of America Corp., 3.00%	21,294	438,656
Bank of America Corp., 5.875%	4,452	115,574
Bank of America Corp., 6.00%	8,442	219,830
Bank of America Corp., 6.25%	106,000	110,770
Citigroup, Inc., 6.875%	15,834	421,026
Citigroup, Inc., 7.125%	15,876	429,446
Citizens Financial Group, Inc., 6.35%	8,442	221,687
Fifth Third Bancorp, 6.00%	4,662	119,114
First Citizens BancShares, Inc., 5.375%	2,814	70,069
First Horizon Corp., 6.10%	4,620	121,598
First Republic Bank, 4.00%	3,654	74,103
First Republic Bank, 5.125%	9,660	236,283
JPMorgan Chase & Co., 5.75%	6,804	178,061
JPMorgan Chase & Co., 6.75%	329,000	344,011
JPMorgan Chase & Co., Series EE, 6.00%	6,678	177,234
JPMorgan Chase & Co., Series R, 6.00%	345,000	354,962
KeyCorp, 5.65%	5,502	141,456
Old National Bancorp., 7.00%	4,158	109,397
PNC Financial Services Group, Inc. (The), 6.125%	11,004	277,411
Regions Financial Corp., 5.70%	4,158	111,351
Regions Financial Corp., 6.375%	5,460	146,874
Synovus Financial Corp., 6.30%	8,610	219,211
Truist Financial Corp., 4.00%	7,686	172,935
U.S. Bancorp, 3.50%	8,862	188,229
US Bancorp, 3.75%	3,654	73,372
USB Capital IX, 3.50%	181,000	155,507
Wells Fargo & Co., 5.85%	14,322	365,784
Wells Fargo & Co., 5.90%	426,000	430,260
		6,024,211
Capital Markets — 13.0%
Affiliated Managers Group, Inc., 4.20%	4,536	91,536
Affiliated Managers Group, Inc., 5.875%	3,276	86,585
Goldman Sachs Group, Inc. (The), 3.75%	3,948	88,040
Goldman Sachs Group, Inc. (The), 4.00%	9,408	210,175
Goldman Sachs Group, Inc. (The), 5.50%	14,196	364,553
Goldman Sachs Group, Inc. (The), 6.375%	6,678	177,635
Goldman Sachs Group, Inc. (The), Series D, 4.00%	7,056	160,101
Morgan Stanley, 4.00%	8,820	197,039
Morgan Stanley, 6.375%	6,258	168,716
Morgan Stanley, 6.875%	12,180	329,104
Morgan Stanley, 7.125%	16,212	438,210
Oaktree Capital Group LLC, 6.55%	9,282	239,104
Oaktree Capital Group LLC, 6.625%	9,534	246,263
State Street Corp., 5.90%	11,172	288,908
Stifel Financial Corp., 6.25%	3,528	90,105
		3,176,074
31

Quality Preferred ETF
	Shares	Value
Consumer Finance — 1.3%
Capital One Financial Corp., 4.25%	7,644	$160,754
Capital One Financial Corp., 4.375%	7,602	160,706
		321,460
Diversified Financial Services — 1.0%
Apollo Asset Management, Inc., 6.375%	9,576	243,613
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 5.00%	5,040	115,920
AT&T, Inc., 5.35%	16,422	410,057
Qwest Corp., 6.75%	6,594	163,927
		689,904
Electric Utilities — 3.2%
Duke Energy Corp., 5.625%	10,920	283,483
NextEra Energy Capital Holdings, Inc., 5.65%	5,124	134,505
SCE Trust VI, 5.00%	9,660	206,531
Southern Co. (The), 4.20%	7,182	160,877
		785,396
Energy Equipment and Services — 0.6%
Hoegh LNG Partners LP, 8.75%	6,720	154,896
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Homes 4 Rent, Series F, 5.875%	2,814	70,575
Digital Realty Trust, Inc., 5.25%	3,612	90,192
Diversified Healthcare Trust, 5.625%	6,888	126,877
Kimco Realty Corp., 5.25%	4,284	104,358
Public Storage, 5.05%	4,662	113,846
Public Storage, 5.15%	7,014	175,210
		681,058
Food Products — 1.0%
CHS, Inc., 6.75%	4,410	118,496
CHS, Inc., 7.10%	4,368	118,504
		237,000
Independent Power and Renewable Electricity Producers — 0.3%
Tennessee Valley Authority, 2.22%	2,814	71,194
Industrial Conglomerates — 2.2%
General Electric Co., 3.53%	571,000	542,279
Insurance — 8.8%
Allstate Corp. (The), 5.10%	4,746	120,359
Allstate Corp. (The), 5.625%	3,066	79,716
American Equity Investment Life Holding Co., 5.95%	5,250	135,397
American Equity Investment Life Holding Co., 6.625%	2,478	65,692
Aspen Insurance Holdings Ltd., 5.95%	3,108	79,658
Athene Holding Ltd., 4.875%	3,612	77,333
Athene Holding Ltd., 5.625%	5,754	139,880
Athene Holding Ltd., 6.375%	3,948	106,557
Brighthouse Financial, Inc., 6.60%	7,434	197,447
Enstar Group Ltd., 7.00%	5,670	147,477
Hartford Financial Services Group, Inc. (The), 6.00%	13,818	360,650
MetLife, Inc., 4.00%	2,730	63,882
MetLife, Inc., 5.625%	3,738	97,001
Reinsurance Group of America, Inc., 6.20%	9,870	249,316
RenaissanceRe Holdings Ltd., 5.75%	3,024	76,991
32

Quality Preferred ETF
	Shares	Value
W R Berkley Corp., 5.10%	2,940	$73,588
W R Berkley Corp., 5.70%	2,898	74,739
		2,145,683
Leisure Products — 0.9%
Brunswick Corp., 6.50%	5,334	143,164
Brunswick Corp., 6.625%	2,730	70,680
		213,844
Mortgage Real Estate Investment Trusts (REITs) — 6.0%
AGNC Investment Corp., 6.125%	9,912	232,040
AGNC Investment Corp., 6.50%	9,534	229,293
Annaly Capital Management, Inc., 6.50%	7,434	169,049
Chimera Investment Corp., 7.75%	4,788	117,785
Chimera Investment Corp., 8.00%	8,568	211,972
MFA Financial, Inc., 6.50%	8,526	194,819
New Residential Investment Corp., 6.375%	14,238	309,819
		1,464,777
Multi-Utilities — 5.5%
Algonquin Power & Utilities Corp., 6.20%	6,300	168,210
Algonquin Power & Utilities Corp., 6.875%	7,266	191,169
CMS Energy Corp., 5.875%	6,384	168,793
CMS Energy Corp., 5.875%	4,578	118,204
DTE Energy Co., 4.375%	11,970	274,352
NiSource, Inc., 6.50%	7,518	196,821
Sempra Energy, 4.875%	222,000	226,440
		1,343,989
Oil, Gas and Consumable Fuels — 3.1%
DCP Midstream LP, 7.875%	8,820	209,475
Enbridge, Inc., 6.375%	10,584	274,126
NuStar Energy LP, 6.97%	4,914	112,039
NuStar Energy LP, 7.625%	8,022	166,376
		762,016
Real Estate Management and Development — 1.2%
Brookfield Property Partners LP, 5.75%	13,902	300,283
Trading Companies and Distributors — 0.7%
Triton International Ltd., 6.875%	2,604	65,725
WESCO International, Inc., 10.625%	3,822	111,526
		177,251
Wireless Telecommunication Services — 0.4%
United States Cellular Corp., 6.25%	3,696	90,848
TOTAL PREFERRED STOCKS (Cost $20,501,442)		19,536,908
CONVERTIBLE PREFERRED STOCKS — 15.1%
Auto Components — 0.4%
Aptiv plc, 5.50%, 6/15/23	714	104,444
Banks — 1.4%
Bank of America Corp., 7.25%	168	223,356
Wells Fargo & Co., 7.50%	84	113,610
		336,966
Capital Markets — 0.8%
KKR & Co., Inc., 6.00%, 9/15/23	2,478	188,229
33

Quality Preferred ETF
	Shares	Value
Commercial Services and Supplies — 0.5%
GFL Environmental, Inc., 6.00%, 3/15/23	1,722	$116,028
Electric Utilities — 2.2%
American Electric Power Co., Inc., 6.125%, 3/15/22	3,906	203,483
NextEra Energy, Inc., 6.22%, 9/1/23	2,352	118,564
Southern Co. (The), 6.75%, 8/1/22	4,032	206,237
		528,284
Equity Real Estate Investment Trusts (REITs) — 0.4%
EPR Properties, 5.75%	4,452	111,167
Health Care Equipment and Supplies — 1.8%
Becton Dickinson and Co., 6.00%, 6/1/23	4,536	243,402
Boston Scientific Corp., 5.50%, 6/1/23	1,764	205,488
		448,890
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), 6.875%, 2/15/24	1,302	112,896
Life Sciences Tools and Services — 2.0%
Avantor, Inc., 6.25%, 5/15/22	2,226	236,223
Danaher Corp., 5.00%, 4/15/23	174	259,563
		495,786
Machinery — 0.3%
Stanley Black & Decker, Inc., 5.25%, 11/15/22	840	81,665
Metals and Mining — 0.7%
ArcelorMittal SA, 5.50%, 5/18/23	2,268	164,906
Multi-Utilities — 0.7%
Dominion Energy, Inc., 7.25%, 6/1/22	1,848	183,968
Semiconductors and Semiconductor Equipment — 2.6%
Broadcom, Inc., 8.00%, 9/30/22	341	627,120
Thrifts and Mortgage Finance — 0.8%
New York Community Capital Trust V, 6.00%, 11/1/51	3,654	186,018
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,687,196)		3,686,367
SHORT-TERM INVESTMENTS — 3.6%
Money Market Funds — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	873,792	873,792
TOTAL SHORT-TERM INVESTMENTS (Cost $873,792)		873,792
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $25,062,430)		24,097,067
OTHER ASSETS AND LIABILITIES — 1.4%		349,434
TOTAL NET ASSETS — 100.0%		$24,446,501

See Notes to Financial Statements.
34

FEBRUARY 28, 2022 (UNAUDITED)

STOXX® U.S. Quality Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	930	$403,434
Air Freight and Logistics — 2.2%
Expeditors International of Washington, Inc.	3,463	357,935
FedEx Corp.	1,649	366,523
United Parcel Service, Inc., Class B	20,629	4,340,754
		5,065,212
Auto Components — 0.1%
Autoliv, Inc.	2,013	177,164
Automobiles — 0.7%
Tesla, Inc.(1)	1,884	1,639,890
Beverages — 0.5%
Brown-Forman Corp., Class B	2,935	191,450
Monster Beverage Corp.(1)	7,451	628,865
PepsiCo, Inc.	2,134	349,421
		1,169,736
Biotechnology — 5.0%
BioMarin Pharmaceutical, Inc.(1)	2,266	177,020
Exelixis, Inc.(1)	28,197	578,884
Halozyme Therapeutics, Inc.(1)	10,956	388,609
Horizon Therapeutics plc(1)	5,958	543,191
Neurocrine Biosciences, Inc.(1)	12,919	1,161,031
Regeneron Pharmaceuticals, Inc.(1)	7,150	4,421,274
Vertex Pharmaceuticals, Inc.(1)	18,725	4,307,124
		11,577,133
Building Products — 1.0%
Builders FirstSource, Inc.(1)	31,076	2,312,676
Capital Markets — 3.5%
Blackstone, Inc.	1,591	202,805
Charles Schwab Corp. (The)	27,447	2,318,174
FactSet Research Systems, Inc.	889	361,014
Interactive Brokers Group, Inc., Class A	8,095	535,727
LPL Financial Holdings, Inc.	10,848	1,962,946
MarketAxess Holdings, Inc.	1,481	564,898
Moody's Corp.	1,711	550,993
S&P Global, Inc.	945	355,036
T. Rowe Price Group, Inc.	2,526	365,158
Tradeweb Markets, Inc., Class A	10,840	915,763
		8,132,514
Chemicals — 0.4%
CF Industries Holdings, Inc.	9,225	748,978
Corteva, Inc.	3,818	198,650
		947,628
Commercial Services and Supplies — 0.2%
Cintas Corp.	523	196,292
Waste Management, Inc.	1,367	197,395
		393,687
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	12,702	1,558,916
35

STOXX® U.S. Quality Growth ETF
	Shares	Value
Consumer Finance — 0.7%
American Express Co.	1,005	$195,513
Upstart Holdings, Inc.(1)(2)	9,172	1,449,084
		1,644,597
Containers and Packaging — 0.1%
Sealed Air Corp.	5,182	347,868
Distributors — 0.1%
Pool Corp.	450	206,361
Electric Utilities — 1.3%
NRG Energy, Inc.	80,096	3,030,833
Electronic Equipment, Instruments and Components — 0.1%
Corning, Inc.	4,704	190,042
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	847	192,159
Crown Castle International Corp.	1,186	197,576
Lamar Advertising Co., Class A	3,270	356,626
SBA Communications Corp.	7,813	2,370,386
Weyerhaeuser Co.	9,336	362,984
		3,479,731
Food and Staples Retailing — 0.5%
BJ's Wholesale Club Holdings, Inc.(1)	5,720	359,617
Costco Wholesale Corp.	385	199,911
Sysco Corp.	7,779	677,551
		1,237,079
Food Products — 1.0%
Darling Ingredients, Inc.(1)	20,509	1,486,492
Hershey Co. (The)	2,735	553,181
Lamb Weston Holdings, Inc.	2,901	192,714
		2,232,387
Health Care Equipment and Supplies — 4.8%
Abbott Laboratories	3,057	368,735
Align Technology, Inc.(1)	1,119	572,324
Edwards Lifesciences Corp.(1)	25,302	2,843,186
Globus Medical, Inc., Class A(1)	2,938	206,600
Hologic, Inc.(1)	50,933	3,624,901
IDEXX Laboratories, Inc.(1)	4,694	2,498,851
Integra LifeSciences Holdings Corp.(1)	8,453	566,858
Intuitive Surgical, Inc.(1)	681	197,715
ResMed, Inc.	829	204,556
		11,083,726
Health Care Providers and Services — 0.7%
Chemed Corp.	774	370,196
DaVita, Inc.(1)	3,149	355,113
HCA Healthcare, Inc.	1,470	367,956
Molina Healthcare, Inc.(1)	1,796	551,138
		1,644,403
Health Care Technology — 1.0%
Cerner Corp.	3,912	364,794
Omnicell, Inc.(1)	1,548	200,126
Veeva Systems, Inc., Class A(1)	7,122	1,631,294
		2,196,214
36

STOXX® U.S. Quality Growth ETF
	Shares	Value
Hotels, Restaurants and Leisure — 4.2%
Booking Holdings, Inc.(1)	77	$167,263
Chipotle Mexican Grill, Inc.(1)	1,550	2,361,193
Choice Hotels International, Inc.	23,142	3,340,548
Darden Restaurants, Inc.	3,841	557,790
Marriott International, Inc., Class A(1)	1,117	190,046
Starbucks Corp.	2,077	190,648
Texas Roadhouse, Inc.	24,945	2,367,530
Yum! Brands, Inc.	2,895	354,869
		9,529,887
Household Durables — 1.1%
NVR, Inc.(1)	75	371,883
PulteGroup, Inc.	7,770	385,858
Tempur Sealy International, Inc.	54,093	1,785,610
		2,543,351
Household Products — 0.2%
Colgate-Palmolive Co.	4,556	350,584
Interactive Media and Services — 4.0%
Alphabet, Inc., Class C(1)	1,943	5,241,864
Match Group, Inc.(1)	5,157	574,954
Meta Platforms, Inc., Class A(1)	14,221	3,001,058
Pinterest, Inc., Class A(1)	15,018	401,731
		9,219,607
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc.(1)	64	196,561
eBay, Inc.	6,514	355,599
MercadoLibre, Inc.(1)	218	245,610
		797,770
IT Services — 4.1%
EPAM Systems, Inc.(1)	2,713	563,626
Gartner, Inc.(1)	13,726	3,849,045
Genpact Ltd.	8,319	348,067
Globant SA(1)	768	210,432
Mastercard, Inc., Class A	7,278	2,626,048
Shopify, Inc., Class A(1)	2,471	1,715,516
Visa, Inc., Class A	874	188,889
		9,501,623
Leisure Products — 0.7%
Mattel, Inc.(1)	14,875	371,577
YETI Holdings, Inc.(1)	18,814	1,158,190
		1,529,767
Life Sciences Tools and Services — 2.0%
Avantor, Inc.(1)	45,960	1,594,352
Bruker Corp.	2,821	198,514
IQVIA Holdings, Inc.(1)	854	196,523
Repligen Corp.(1)	1,066	209,682
West Pharmaceutical Services, Inc.	6,214	2,405,315
		4,604,386
Machinery — 0.1%
Middleby Corp.(1)	1,058	187,922
37

STOXX® U.S. Quality Growth ETF
	Shares	Value
Media — 0.2%
Nexstar Media Group, Inc., Class A	2,033	$376,207
Metals and Mining — 1.6%
Nucor Corp.	24,209	3,186,389
Reliance Steel & Aluminum Co.	1,108	211,484
Southern Copper Corp.	3,236	224,546
		3,622,419
Multiline Retail — 2.2%
Target Corp.	25,614	5,116,909
Oil, Gas and Consumable Fuels — 1.4%
Coterra Energy, Inc.	50,728	1,183,484
Devon Energy Corp.	8,427	501,828
EOG Resources, Inc.	1,766	202,949
Ovintiv, Inc.	9,171	420,490
Pioneer Natural Resources Co.	867	207,733
Texas Pacific Land Corp.	553	657,368
		3,173,852
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	10,564	760,080
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,914	567,176
Pharmaceuticals — 1.8%
Eli Lilly & Co.	1,502	375,425
Pfizer, Inc.	74,363	3,490,599
Zoetis, Inc.	1,018	197,136
		4,063,160
Professional Services — 0.5%
CoStar Group, Inc.(1)	3,073	187,484
ManpowerGroup, Inc.	3,331	354,019
Robert Half International, Inc.	3,032	364,719
TransUnion	2,114	191,866
		1,098,088
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	6,937	671,848
Road and Rail — 1.2%
J.B. Hunt Transport Services, Inc.	1,023	207,597
Old Dominion Freight Line, Inc.	8,003	2,513,182
		2,720,779
Semiconductors and Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.(1)	38,231	4,715,466
Ambarella, Inc.(1)	1,451	202,719
Applied Materials, Inc.	27,578	3,700,968
Broadcom, Inc.	622	365,388
Entegris, Inc.	1,525	198,982
KLA Corp.	8,622	3,004,767
Lam Research Corp.	6,764	3,796,971
Lattice Semiconductor Corp.(1)	12,573	787,321
Microchip Technology, Inc.	5,004	351,931
MKS Instruments, Inc.	2,461	370,627
Monolithic Power Systems, Inc.	3,377	1,549,030
NVIDIA Corp.	13,969	3,406,341
38

STOXX® U.S. Quality Growth ETF
	Shares	Value
ON Semiconductor Corp.(1)	40,192	$2,516,421
Power Integrations, Inc.	12,596	1,133,640
Qorvo, Inc.(1)	2,743	375,187
QUALCOMM, Inc.	22,821	3,924,984
Synaptics, Inc.(1)	1,675	382,620
Teradyne, Inc.	12,626	1,488,858
Texas Instruments, Inc.	4,791	814,422
Universal Display Corp.	5,490	850,456
		33,937,099
Software — 17.1%
Adobe, Inc.(1)	8,635	4,038,417
Aspen Technology, Inc.(1)	2,494	380,111
Atlassian Corp. plc, Class A(1)	5,233	1,599,833
Autodesk, Inc.(1)	20,502	4,515,155
Cadence Design Systems, Inc.(1)	32,700	4,951,761
Crowdstrike Holdings, Inc., Class A(1)	6,962	1,359,052
Datadog, Inc., Class A(1)	7,302	1,176,425
DocuSign, Inc.(1)	6,971	825,575
Fair Isaac Corp.(1)	1,139	536,685
Fortinet, Inc.(1)	6,411	2,208,718
HubSpot, Inc.(1)	2,425	1,273,125
Intuit, Inc.	1,144	542,679
Microsoft Corp.	18,152	5,423,636
Palo Alto Networks, Inc.(1)	407	241,860
Paycom Software, Inc.(1)	3,619	1,227,601
Paylocity Holding Corp.(1)	985	209,253
PTC, Inc.(1)	5,163	574,539
ServiceNow, Inc.(1)	3,516	2,038,999
Synopsys, Inc.(1)	3,930	1,227,693
Trade Desk, Inc. (The), Class A(1)	15,516	1,323,825
Workday, Inc., Class A(1)	887	203,167
Zendesk, Inc.(1)	6,946	810,390
Zoom Video Communications, Inc., Class A(1)	18,552	2,459,995
		39,148,494
Specialty Retail — 6.7%
AutoNation, Inc.(1)	6,820	781,981
AutoZone, Inc.(1)	194	361,498
Best Buy Co., Inc.	3,967	383,371
Dick's Sporting Goods, Inc.(2)	9,101	955,605
Five Below, Inc.(1)	1,212	198,295
Floor & Decor Holdings, Inc., Class A(1)	8,238	787,718
Home Depot, Inc. (The)	1,136	358,783
Lithia Motors, Inc.	4,620	1,574,588
Lowe's Cos., Inc.	2,575	569,230
O'Reilly Automotive, Inc.(1)	551	357,731
Ross Stores, Inc.	5,992	547,609
TJX Cos., Inc. (The)	35,574	2,351,441
Ulta Beauty, Inc.(1)	12,010	4,497,745
Williams-Sonoma, Inc.	10,815	1,566,661
		15,292,256
39

STOXX® U.S. Quality Growth ETF
	Shares	Value
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	31,784	$5,248,174
NetApp, Inc.	28,122	2,204,202
Pure Storage, Inc., Class A(1)	15,124	392,317
Seagate Technology Holdings plc	26,771	2,761,696
Western Digital Corp.(1)	6,725	342,572
		10,948,961
Textiles, Apparel and Luxury Goods — 3.6%
lululemon athletica, Inc.(1)	14,516	4,644,249
NIKE, Inc., Class B	3,999	546,064
Ralph Lauren Corp.	7,035	928,901
Tapestry, Inc.	36,323	1,485,611
VF Corp.	9,503	551,364
		8,156,189
TOTAL COMMON STOCKS (Cost $229,614,903)		228,589,645
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	814,119	814,119
State Street Navigator Securities Lending Government Money Market Portfolio(3)	549,863	549,863
TOTAL SHORT-TERM INVESTMENTS (Cost $1,363,982)		1,363,982
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $230,978,885)		229,953,627
OTHER ASSETS AND LIABILITIES — (0.3)%		(685,192)
TOTAL NET ASSETS — 100.0%		$229,268,435

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,162,236. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,196,537, which includes securities collateral of $646,674.

See Notes to Financial Statements.
40

FEBRUARY 28, 2022 (UNAUDITED)

STOXX® U.S. Quality Value ETF
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 3.5%
General Dynamics Corp.	845	$198,110
Huntington Ingalls Industries, Inc.	981	200,516
L3Harris Technologies, Inc.	837	211,184
Lockheed Martin Corp.	14,718	6,384,669
Northrop Grumman Corp.	469	207,364
Textron, Inc.	2,710	198,182
		7,400,025
Air Freight and Logistics — 1.0%
FedEx Corp.	7,573	1,683,250
United Parcel Service, Inc., Class B	1,847	388,646
		2,071,896
Airlines — 0.2%
Alaska Air Group, Inc.(1)	3,169	177,908
Southwest Airlines Co.(1)	4,017	175,944
		353,852
Auto Components — 0.2%
BorgWarner, Inc.	4,324	177,327
Lear Corp.	1,115	175,434
		352,761
Automobiles — 0.6%
Ford Motor Co.	63,593	1,116,693
Harley-Davidson, Inc.	5,014	207,078
		1,323,771
Banks — 1.7%
Citizens Financial Group, Inc.	7,733	405,364
Comerica, Inc.	15,339	1,464,721
KeyCorp	14,400	361,008
M&T Bank Corp.	2,122	386,692
People's United Financial, Inc.	36,166	762,379
Popular, Inc.	2,049	188,201
Regions Financial Corp.	7,674	185,634
		3,753,999
Beverages — 0.1%
PepsiCo, Inc.	1,089	178,313
Biotechnology — 5.0%
AbbVie, Inc.	1,259	186,042
Amgen, Inc.	18,060	4,090,229
Biogen, Inc.(1)	3,678	776,095
Gilead Sciences, Inc.	69,977	4,226,611
Moderna, Inc.(1)	6,320	970,752
Regeneron Pharmaceuticals, Inc.(1)	304	187,981
United Therapeutics Corp.(1)	946	157,225
		10,594,935
Building Products — 0.2%
Builders FirstSource, Inc.(1)	2,642	196,618
Owens Corning	2,184	203,527
		400,145
41

STOXX® U.S. Quality Value ETF
	Shares	Value
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	1,331	$184,157
Blackstone, Inc.	22,387	2,853,671
Franklin Resources, Inc.	52,341	1,556,098
Invesco Ltd.	8,418	178,798
Janus Henderson Group plc	5,510	184,971
Jefferies Financial Group, Inc.	5,123	182,072
Morgan Stanley	5,526	501,429
T. Rowe Price Group, Inc.	7,727	1,117,015
		6,758,211
Chemicals — 4.4%
CF Industries Holdings, Inc.	10,984	891,791
Dow, Inc.	59,726	3,521,445
DuPont de Nemours, Inc.	2,351	181,897
LyondellBasell Industries NV, Class A	36,024	3,502,614
Mosaic Co. (The)	16,301	854,661
Olin Corp.	7,436	383,028
		9,335,436
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	2,905	349,413
Communications Equipment — 1.1%
Cisco Systems, Inc.	3,255	181,531
Juniper Networks, Inc.	64,783	2,189,018
		2,370,549
Construction and Engineering — 0.2%
EMCOR Group, Inc.	1,599	184,749
MasTec, Inc.(1)	2,628	206,981
		391,730
Consumer Finance — 0.2%
Ally Financial, Inc.	3,719	185,578
American Express Co.	952	185,202
		370,780
Containers and Packaging — 0.4%
Amcor plc	15,663	182,160
Packaging Corp. of America	4,116	605,834
Sealed Air Corp.	2,644	177,492
		965,486
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	583	187,405
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	69,444	1,645,128
Verizon Communications, Inc.	79,453	4,264,243
		5,909,371
Electric Utilities — 6.6%
Alliant Energy Corp.	8,216	479,814
American Electric Power Co., Inc.	12,352	1,119,709
Entergy Corp.	31,799	3,345,573
FirstEnergy Corp.	8,852	370,456
NRG Energy, Inc.	45,543	1,723,347
OGE Energy Corp.	32,447	1,218,385
Pinnacle West Capital Corp.	39,516	2,798,918
42

STOXX® U.S. Quality Value ETF
	Shares	Value
Xcel Energy, Inc.	45,878	$3,088,966
		14,145,168
Electrical Equipment — 0.2%
Emerson Electric Co.	1,976	183,610
Sensata Technologies Holding plc(1)	3,221	186,528
		370,138
Electronic Equipment, Instruments and Components — 0.8%
Corning, Inc.	9,849	397,900
Flex Ltd.(1)	32,960	543,511
IPG Photonics Corp.(1)	1,350	175,973
Jabil, Inc.	3,140	181,523
TE Connectivity Ltd.	1,303	185,586
Vontier Corp.	7,351	178,629
		1,663,122
Equity Real Estate Investment Trusts (REITs) — 7.0%
Brixmor Property Group, Inc.	54,388	1,366,227
Crown Castle International Corp.	2,086	347,507
CubeSmart	51,479	2,481,803
Essex Property Trust, Inc.	1,187	376,481
Federal Realty Investment Trust	15,789	1,856,471
Kimco Realty Corp.	16,433	386,668
Lamar Advertising Co., Class A	11,173	1,218,527
National Retail Properties, Inc.	60,343	2,571,215
Public Storage	1,375	488,152
Simon Property Group, Inc.	24,653	3,391,267
Weyerhaeuser Co.	11,064	430,168
		14,914,486
Food and Staples Retailing — 3.5%
Kroger Co. (The)	24,412	1,142,481
Walgreens Boots Alliance, Inc.	96,798	4,461,420
Walmart, Inc.	14,362	1,941,168
		7,545,069
Food Products — 4.1%
Archer-Daniels-Midland Co.	2,870	225,152
Campbell Soup Co.	65,024	2,924,129
General Mills, Inc.	44,596	3,007,108
Hershey Co. (The)	1,685	340,808
Ingredion, Inc.	2,063	183,071
J.M. Smucker Co. (The)	4,247	572,283
Tyson Foods, Inc., Class A	15,859	1,469,495
		8,722,046
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc.	2,170	184,385
Becton Dickinson and Co.	694	188,268
DENTSPLY SIRONA, Inc.	3,308	179,095
Medtronic plc	1,767	185,518
		737,266
Health Care Providers and Services — 2.3%
Anthem, Inc.	521	235,414
Cardinal Health, Inc.	3,399	183,580
43

STOXX® U.S. Quality Value ETF
	Shares	Value
Centene Corp.(1)	17,975	$1,485,094
Cigna Corp.	897	213,289
CVS Health Corp.	3,288	340,801
DaVita, Inc.(1)	1,606	181,109
Encompass Health Corp.	2,782	183,668
HCA Healthcare, Inc.	750	187,732
Henry Schein, Inc.(1)	2,197	189,777
Humana, Inc.	436	189,363
Laboratory Corp. of America Holdings(1)	688	186,627
McKesson Corp.	681	187,248
Molina Healthcare, Inc.(1)	596	182,895
Quest Diagnostics, Inc.	1,404	184,303
Tenet Healthcare Corp.(1)	6,902	593,503
UnitedHealth Group, Inc.	396	188,444
		4,912,847
Hotels, Restaurants and Leisure — 0.8%
Darden Restaurants, Inc.	3,639	528,456
Expedia Group, Inc.(1)	895	175,518
McDonald's Corp.	725	177,458
Penn National Gaming, Inc.(1)	7,943	407,873
Texas Roadhouse, Inc.	2,068	196,274
Yum China Holdings, Inc.	3,480	181,030
		1,666,609
Household Durables — 1.1%
Lennar Corp., Class A	5,980	537,482
Mohawk Industries, Inc.(1)	3,699	520,745
Newell Brands, Inc.	7,298	173,328
PulteGroup, Inc.	3,964	196,852
Tempur Sealy International, Inc.	6,080	200,701
Toll Brothers, Inc.	3,506	190,236
Whirlpool Corp.	3,256	655,335
		2,474,679
Household Products — 3.5%
Colgate-Palmolive Co.	45,405	3,493,915
Procter & Gamble Co. (The)	25,260	3,937,781
		7,431,696
Industrial Conglomerates — 1.6%
3M Co.	22,265	3,309,692
Honeywell International, Inc.	1,004	190,509
		3,500,201
Insurance — 1.5%
Fidelity National Financial, Inc.	52,979	2,523,919
MetLife, Inc.	2,657	179,480
Principal Financial Group, Inc.	4,787	338,154
Reinsurance Group of America, Inc.	1,608	178,263
		3,219,816
Interactive Media and Services — 1.5%
Alphabet, Inc., Class C(1)	668	1,802,144
Meta Platforms, Inc., Class A(1)	6,348	1,339,618
Ziff Davis, Inc.(1)	1,806	181,684
		3,323,446
44

STOXX® U.S. Quality Value ETF
	Shares	Value
Internet and Direct Marketing Retail — 0.1%
eBay, Inc.	3,323	$181,403
IT Services — 2.2%
Akamai Technologies, Inc.(1)	1,825	197,575
Amdocs Ltd.	2,352	185,103
Cognizant Technology Solutions Corp., Class A	2,149	185,093
Concentrix Corp.	942	188,296
DXC Technology Co.(1)	15,645	532,399
Genpact Ltd.	4,244	177,569
International Business Machines Corp.	14,788	1,811,678
Western Union Co. (The)	81,463	1,480,997
		4,758,710
Leisure Products — 0.2%
Brunswick Corp.	1,929	184,258
Hasbro, Inc.	3,628	352,098
		536,356
Machinery — 0.8%
AGCO Corp.	4,314	518,370
Caterpillar, Inc.	958	179,702
Cummins, Inc.	860	175,543
Parker-Hannifin Corp.	621	184,058
Snap-on, Inc.	2,516	528,813
Stanley Black & Decker, Inc.	1,155	187,919
		1,774,405
Media — 2.9%
Comcast Corp., Class A	3,904	182,551
DISH Network Corp., Class A(1)	19,263	615,646
Fox Corp., Class A	4,382	183,299
Interpublic Group of Cos., Inc. (The)	61,150	2,250,320
Omnicom Group, Inc.	34,553	2,898,651
		6,130,467
Metals and Mining — 1.8%
Newmont Corp.	50,667	3,354,156
Nucor Corp.	1,636	215,330
Steel Dynamics, Inc.	2,907	205,176
		3,774,662
Multi-Utilities — 0.4%
Ameren Corp.	5,179	445,135
WEC Energy Group, Inc.	3,959	359,794
		804,929
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	1,311	186,267
Kohl's Corp.	6,742	374,990
Macy's, Inc.	15,009	389,033
Target Corp.	7,896	1,577,384
		2,527,674
Oil, Gas and Consumable Fuels — 6.3%
APA Corp.	17,712	631,079
Chevron Corp.	32,230	4,641,120
ConocoPhillips	2,086	197,878
EOG Resources, Inc.	1,673	192,261
45

STOXX® U.S. Quality Value ETF
	Shares	Value
EQT Corp.	25,429	$588,427
Exxon Mobil Corp.	56,521	4,432,377
Marathon Oil Corp.	8,484	191,399
Valero Energy Corp.	31,718	2,648,770
		13,523,311
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	5,389	387,739
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	2,717	186,577
Johnson & Johnson	26,328	4,332,799
Merck & Co., Inc.	47,223	3,616,337
Organon & Co.	12,952	483,498
Pfizer, Inc.	102,448	4,808,909
Viatris, Inc.	12,595	138,671
		13,566,791
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	28,607	2,308,299
CACI International, Inc., Class A(1)	733	205,086
Leidos Holdings, Inc.	2,021	205,818
ManpowerGroup, Inc.	8,682	922,723
Nielsen Holdings plc	10,735	187,004
		3,828,930
Real Estate Management and Development — 0.5%
CBRE Group, Inc., Class A(1)	1,848	178,979
Jones Lang LaSalle, Inc.(1)	3,675	904,858
		1,083,837
Road and Rail — 0.5%
CSX Corp.	5,352	181,486
Norfolk Southern Corp.	709	181,873
Union Pacific Corp.	2,440	600,118
XPO Logistics, Inc.(1)	2,669	193,983
		1,157,460
Semiconductors and Semiconductor Equipment — 6.6%
Applied Materials, Inc.	1,407	188,819
Broadcom, Inc.	6,211	3,648,590
Intel Corp.	113,059	5,392,914
KLA Corp.	515	179,478
Lam Research Corp.	327	183,561
Microchip Technology, Inc.	2,553	179,553
Micron Technology, Inc.	14,163	1,258,524
MKS Instruments, Inc.	1,256	189,154
ON Semiconductor Corp.(1)	15,679	981,662
Qorvo, Inc.(1)	4,615	631,240
QUALCOMM, Inc.	3,785	650,982
Skyworks Solutions, Inc.	1,359	187,773
Teradyne, Inc.	1,610	189,851
Texas Instruments, Inc.	1,099	186,819
		14,048,920
Software — 1.2%
Check Point Software Technologies Ltd.(1)	1,371	198,631
Microsoft Corp.	637	190,329
46

STOXX® U.S. Quality Value ETF
	Shares	Value
NortonLifeLock, Inc.	6,742	$195,383
Oracle Corp. (New York)	18,344	1,393,594
VMware, Inc., Class A	5,460	640,567
		2,618,504
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	886	181,169
AutoNation, Inc.(1)	3,479	398,902
Bath & Body Works, Inc.	3,563	190,157
Best Buy Co., Inc.	13,877	1,341,073
Dick's Sporting Goods, Inc.(2)	3,658	384,090
Home Depot, Inc. (The)	580	183,182
Lowe's Cos., Inc.	854	188,785
Williams-Sonoma, Inc.	3,754	543,805
		3,411,163
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	6,380	1,053,465
Hewlett Packard Enterprise Co.	75,725	1,205,542
HP, Inc.	84,088	2,889,264
NetApp, Inc.	2,128	166,793
Seagate Technology Holdings plc	28,797	2,970,698
Western Digital Corp.(1)	13,722	698,999
		8,984,761
Textiles, Apparel and Luxury Goods — 0.4%
Capri Holdings Ltd.(1)	2,724	184,524
Crocs, Inc.(1)	2,257	188,978
PVH Corp.	1,857	181,782
Ralph Lauren Corp.	1,414	186,704
Tapestry, Inc.	4,632	189,449
		931,437
Tobacco — 0.3%
Altria Group, Inc.	3,574	183,310
Philip Morris International, Inc.	4,822	487,360
		670,670
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	587	188,791
TOTAL COMMON STOCKS (Cost $203,441,671)		212,585,587
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	802,750	802,750
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,861	3,861
TOTAL SHORT-TERM INVESTMENTS (Cost $806,611)		806,611
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $204,248,282)		213,392,198
OTHER ASSETS AND LIABILITIES — 0.1%		285,828
TOTAL NET ASSETS — 100.0%		$213,678,026

47

STOXX® U.S. Quality Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $407,116. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $419,844, which includes securities collateral of $415,983.

See Notes to Financial Statements.
48

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Assets
Investment securities, at value (cost of $7,217,909 and $27,964,488, respectively)	$7,427,640	$27,328,178
Receivable for investments sold	27,606	—
Dividends and interest receivable	11,768	83,585
	7,467,014	27,411,763

Liabilities
Payable for investments purchased	28,303	—
Accrued management fees	1,670	6,705
	29,973	6,705

Net Assets	$7,437,041	$27,405,058

Shares outstanding (unlimited number of shares authorized)	165,000	600,000

Net Asset Value Per Share	$45.07	$45.68

Net Assets Consist of:
Capital paid in	$7,026,093	$28,085,292
Distributable earnings	410,948	(680,234)
	$7,437,041	$27,405,058

See Notes to Financial Statements.
49

FEBRUARY 28, 2022 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Assets
Investment securities, at value (cost of $218,797,563 and $25,062,430, respectively) — including $2,143,433 and $—, respectively of securities on loan	$216,911,790	$24,097,067
Investment made with cash collateral received for securities on loan, at value (cost of $849,952 and $—, respectively)	849,952	—
Total investment securities, at value (cost of $219,647,515 and $25,062,430, respectively)	217,761,742	24,097,067
Foreign currency holdings, at value (cost of $35,732 and $—, respectively)	35,798	—
Receivable for investments sold	1,607,388	—
Receivable for capital shares sold	2,345,830	5,239,202
Dividends and interest receivable	688,954	97,867
Securities lending receivable	996	—
	222,440,708	29,434,136

Liabilities
Payable for collateral received for securities on loan	849,952	—
Payable for investments purchased	3,669,835	4,982,935
Accrued management fees	66,820	4,700
	4,586,607	4,987,635

Net Assets	$217,854,101	$24,446,501

Shares outstanding (unlimited number of shares authorized)	4,700,000	630,000

Net Asset Value Per Share	$46.35	$38.80

Net Assets Consist of:
Capital paid in	$224,009,096	$25,346,600
Distributable earnings	(6,154,995)	(900,099)
	$217,854,101	$24,446,501

See Notes to Financial Statements.
50

FEBRUARY 28, 2022 (UNAUDITED)
	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Assets
Investment securities, at value (cost of $230,429,022 and $204,244,421, respectively) — including $1,162,236 and $407,116, respectively of securities on loan	$229,403,764	$213,388,337
Investment made with cash collateral received for securities on loan, at value (cost of $549,863 and $3,861, respectively)	549,863	3,861
Total investment securities, at value (cost of $230,978,885 and $204,248,282, respectively)	229,953,627	213,392,198
Receivable for investments sold	63,364,588	69,177,072
Receivable for capital shares sold	—	24,674,030
Dividends and interest receivable	543,856	546,312
Securities lending receivable	161	77
	293,862,232	307,789,689

Liabilities
Payable for collateral received for securities on loan	549,863	3,861
Payable for investments purchased	63,992,622	70,036,422
Payable for capital shares redeemed	—	24,024,788
Accrued management fees	51,312	46,592
	64,593,797	94,111,663

Net Assets	$229,268,435	$213,678,026

Shares outstanding (unlimited number of shares authorized)	3,425,000	4,225,000

Net Asset Value Per Share	$66.94	$50.57

Net Assets Consist of:
Capital paid in	$231,214,018	$198,070,361
Distributable earnings	(1,945,583)	15,607,665
	$229,268,435	$213,678,026

See Notes to Financial Statements.
51

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $82 and $91, respectively)	$52,177	$152,517
Interest	—	67,625
	52,177	220,142
Expenses:
Management fees	10,153	35,326

Net investment income (loss)	42,024	184,816

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	203,435	467,605
Change in net unrealized appreciation (depreciation) on investments	(574,941)	(1,590,472)

Net realized and unrealized gain (loss)	(371,506)	(1,122,867)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(329,482)	$(938,051)

See Notes to Financial Statements.
52

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $153,404 and $398, respectively)	$2,192,469	$406,074
Interest	82	21,349
Securities lending, net	6,533	—
	2,199,084	427,423

Expenses:
Management fees	419,322	29,039
Other expenses	372	—
	419,694	29,039

Net investment income (loss)	1,779,390	398,384

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	(1,658,345)	3,412
Foreign currency translation transactions	(20,890)	—
	(1,679,235)	3,412

Change in net unrealized appreciation (depreciation) on:
Investments	(26,357,268)	(1,368,570)
Translation of assets and liabilities in foreign currencies	(5,836)	—
	(26,363,104)	(1,368,570)

Net realized and unrealized gain (loss)	(28,042,339)	(1,365,158)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,262,949)	$(966,774)

See Notes to Financial Statements.
53

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $504, respectively)	$730,398	$2,223,328
Securities lending, net	1,521	1,372
Interest	58	67
	731,977	2,224,767
Expenses:
Management fees	344,851	308,579
Other expenses	—	473
	344,851	309,052

Net investment income (loss)	387,126	1,915,715

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	4,635,769	17,983,330
Change in net unrealized appreciation (depreciation) on investments	(33,634,048)	(23,923,306)

Net realized and unrealized gain (loss)	(28,998,279)	(5,939,976)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,611,153)	$(4,024,261)

See Notes to Financial Statements.
54

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2021
	Low Volatility ETF		Quality Convertible Securities ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021(1)	February 28, 2022	August 31, 2021(2)
Operations
Net investment income (loss)	$42,024	$40,657	$184,816	$147,026
Net realized gain (loss)	203,435	165,605	467,605	(523,605)
Change in net unrealized appreciation (depreciation)	(574,941)	784,672	(1,590,472)	954,162
Net increase (decrease) in net assets resulting from operations	(329,482)	990,934	(938,051)	577,583

Distributions to Shareholders
From earnings	(40,674)	(27,228)	(215,150)	(104,616)

Capital Share Transactions
Proceeds from shares sold	4,204,734	6,851,065	10,241,059	25,554,072
Payments for shares redeemed	(2,830,681)	(1,381,627)	(7,753,296)	—
Other capital	—	—	26,490	16,967
Net increase (decrease) in net assets from capital share transactions	1,374,053	5,469,438	2,514,253	25,571,039

Net increase (decrease) in net assets	1,003,897	6,433,144	1,361,052	26,044,006

Net Assets
Beginning of period	6,433,144	—	26,044,006	—
End of period	$7,437,041	$6,433,144	$27,405,058	$26,044,006

Transactions in Shares of the Funds
Sold	90,000	165,000	220,000	540,000
Redeemed	(60,000)	(30,000)	(160,000)	—
Net increase (decrease) in shares of the funds	30,000	135,000	60,000	540,000
(1)January 12, 2021 (fund inception) through August 31, 2021.
(2)February 16, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.
55

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021 (EXCEPT AS NOTED)
	Quality Diversified International ETF		Quality Preferred ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021(1)
Operations
Net investment income (loss)	$1,779,390	$3,487,829	$398,384	$344,799
Net realized gain (loss)	(1,679,235)	13,029,182	3,412	175,516
Change in net unrealized appreciation (depreciation)	(26,363,104)	13,883,259	(1,368,570)	403,207
Net increase (decrease) in net assets resulting from operations	(26,262,949)	30,400,270	(966,774)	923,522

Distributions to Shareholders
From earnings	(2,376,175)	(3,209,185)	(415,223)	(292,191)

Capital Share Transactions
Proceeds from shares sold	59,066,947	129,800,116	10,653,207	26,206,795
Payments for shares redeemed	(20,994,370)	(49,841,406)	(7,345,516)	(4,335,252)
Other capital	—	—	6,067	11,866
Net increase (decrease) in net assets from capital share transactions	38,072,577	79,958,710	3,313,758	21,883,409

Net increase (decrease) in net assets	9,433,453	107,149,795	1,931,761	22,514,740

Net Assets
Beginning of period	208,420,648	101,270,853	22,514,740	—
End of period	$217,854,101	$208,420,648	$24,446,501	$22,514,740

Transactions in Shares of the Funds
Sold	1,150,000	2,600,000	270,000	645,000
Redeemed	(400,000)	(1,000,000)	(180,000)	(105,000)
Net increase (decrease) in shares of the funds	750,000	1,600,000	90,000	540,000
(1)February 16, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.
56

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	STOXX® U.S. Quality Growth ETF		STOXX® U.S. Quality Value ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$387,126	$841,343	$1,915,715	$3,562,962
Net realized gain (loss)	4,635,769	68,950,979	17,983,330	33,367,852
Change in net unrealized appreciation (depreciation)	(33,634,048)	1,940,684	(23,923,306)	21,953,183
Net increase (decrease) in net assets resulting from operations	(28,611,153)	71,733,006	(4,024,261)	58,883,997

Distributions to Shareholders
From earnings	(459,220)	(546,618)	(2,036,265)	(3,277,478)

Capital Share Transactions
Proceeds from shares sold	70,477,850	250,557,892	59,336,035	171,502,978
Payments for shares redeemed	(70,660,865)	(278,660,990)	(94,816,922)	(109,488,315)
Net increase (decrease) in net assets from capital share transactions	(183,015)	(28,103,098)	(35,480,887)	62,014,663

Net increase (decrease) in net assets	(29,253,388)	43,083,290	(41,541,413)	117,621,182

Net Assets
Beginning of period	258,521,823	215,438,533	255,219,439	137,598,257
End of period	$229,268,435	$258,521,823	$213,678,026	$255,219,439

Transactions in Shares of the Funds
Sold	950,000	3,800,000	1,175,000	3,625,000
Redeemed	(950,000)	(4,225,000)	(1,875,000)	(2,250,000)
Net increase (decrease) in shares of the funds	—	(425,000)	(700,000)	1,375,000

See Notes to Financial Statements.
57

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Low Volatility ETF (Low Volatility ETF), American Century Quality Convertible Securities ETF (Quality Convertible Securities ETF), American Century Quality Diversified International ETF (Quality Diversified International ETF), American Century Quality Preferred ETF (Quality Preferred ETF), American Century STOXX® U.S. Quality Growth ETF (STOXX® U.S. Quality Growth ETF) and American Century STOXX® U.S. Quality Value ETF (STOXX® U.S. Quality Value ETF) are six funds in a series issued by the trust. Low Volatility ETF’s investment objective is to seek capital appreciation. Quality Convertible Securities ETF’s investment objective is to seek total return. Quality Diversified International ETF’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Alpha Vee American Century Diversified International Equity Index. Quality Preferred ETF’s investment objective is to seek current income and capital appreciation. STOXX® U.S. Quality Growth ETF’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Growth Index. STOXX® U.S. Quality Value ETF’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Value Index. Shares of Low Volatility ETF, Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF are listed for trading on the NYSE Arca, Inc. Shares of Quality Convertible Securities ETF and Quality Preferred ETF are listed for trading on the Cboe BZX Exchange, Inc. Low Volatility ETF incepted on January 12, 2021. Quality Convertible Securities ETF and Quality Preferred ETF incepted on February 16, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

58

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

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Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly for Quality Convertible Securities ETF and Quality Preferred ETF. Distributions from net investment income, if any, are generally declared and paid quarterly for Low Volatility ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF. Distributions from net investment income, if any, are generally declared and paid semiannually for Quality Diversified International ETF. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Quality Diversified International ETF
Common Stocks	$849,952	—	—	—	$849,952
Gross amount of recognized liabilities for securities lending transactions					$849,952

STOXX® U.S. Quality Growth ETF
Common Stocks	$549,863	—	—	—	$549,863
Gross amount of recognized liabilities for securities lending transactions					$549,863

STOXX® U.S. Quality Value ETF
Common Stocks	$3,861	—	—	—	$3,861
Gross amount of recognized liabilities for securities lending transactions					$3,861
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 34%, 39% and 49% of the shares of Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF, respectively. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 25% of the shares of the Low Volatility ETF. ACIM owns 61% of the shares of Low Volatility ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Low Volatility ETF	0.29%
Quality Convertible Securities ETF	0.32%
Quality Diversified International ETF	0.39%
Quality Preferred ETF	0.32%
STOXX® U.S. Quality Growth ETF	0.29%
STOXX® U.S. Quality Value ETF	0.29%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2022 were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Purchases	$4,415,132	$9,879,600	$130,629,010	$4,592,275	$166,913,912	$133,183,824
Sales	$4,588,047	$4,977,904	$116,182,833	$4,785,245	$165,733,799	$134,146,239

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2022 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Low Volatility ETF	$4,132,810	$2,577,803	$371,508
Quality Convertible Securities ETF	$4,859,721	$7,436,970	$585,502
Quality Diversified International ETF	$43,796,504	$20,530,312	$3,791,238
Quality Preferred ETF	$9,328,371	$6,650,335	$149,545
STOXX® U.S. Quality Growth ETF	$69,108,997	$69,793,728	$17,393,934
STOXX® U.S. Quality Value ETF	$58,298,666	$92,853,836	$21,181,157
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
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5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Low Volatility ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,407,443	—	—
Short-Term Investments	20,197	—	—
	$7,427,640	—	—

Quality Convertible Securities ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$18,520,152	—
Convertible Preferred Stocks	$525,197	6,634,671	—
Common Stocks	557,800	—	—
Short-Term Investments	1,090,358	—	—
	$2,173,355	$25,154,823	—

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Quality Diversified International ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,395,864	$215,227,859	—
Short-Term Investments	1,138,019	—	—
	$2,533,883	$215,227,859	—

Quality Preferred ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$17,372,679	$2,164,229	—
Convertible Preferred Stocks	243,402	3,442,965	—
Short-Term Investments	873,792	—	—
	$18,489,873	$5,607,194	—

STOXX® U.S. Quality Growth ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$228,589,645	—	—
Short-Term Investments	1,363,982	—	—
	$229,953,627	—	—

STOXX® U.S. Quality Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$212,585,587	—	—
Short-Term Investments	806,611	—	—
	$213,392,198	—	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

A fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Federal tax cost of investments	$7,221,146	$28,050,132	$220,025,169	$25,068,850	$231,556,751	$204,680,114
Gross tax appreciation of investments	$435,163	$930,896	$13,714,349	$99,165	$10,595,587	$13,459,076
Gross tax depreciation of investments	(228,669)	(1,652,850)	(15,977,776)	(1,070,948)	(12,198,711)	(4,746,992)
Net tax appreciation (depreciation) of investments	$206,494	$(721,954)	$(2,263,427)	$(971,783)	$(1,603,124)	$8,712,084

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2021, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Low Volatility ETF	$(8,387)	—
Quality Convertible Securities ETF	$(529,702)	—
Quality Diversified International ETF	$(1,961,773)	$(544,125)
Quality Preferred ETF	$(1,044)	—
STOXX® U.S. Quality Growth ETF	$(5,715,526)	—
STOXX® U.S. Quality Value ETF	$(10,611,978)	$(828,758)
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Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Low Volatility ETF
2022(4)	$47.65	0.28	(2.59)	(2.31)	(0.27)	$45.07	(4.88)%	0.29%(5)	1.20%(5)	63%	$7,437
2021(6)	$39.84	0.34	7.70	8.04	(0.23)	$47.65	20.26%	0.29%(5)	1.24%(5)	61%	$6,433

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)January 12, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Convertible Securities ETF
2022(4)	$48.23	0.39	(2.52)	(2.13)	(0.48)	0.06	$45.68	(4.35)%	0.32%(5)	1.67%(5)	23%	$27,405
2021(6)	$50.00	0.39	(1.95)	(1.56)	(0.25)	0.04	$48.23	(3.03)%	0.32%(5)	1.53%(5)	110%	$26,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)February 16, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2022(4)	$52.76	0.42	(6.27)	(5.85)	(0.56)	$46.35	(11.17)%	0.39%(5)	1.65%(5)	55%	$217,854
2021	$43.09	1.17	9.56	10.73	(1.06)	$52.76	25.04%	0.39%	2.37%	107%	$208,421
2020	$37.44	0.78	5.42	6.20	(0.55)	$43.09	16.67%	0.39%	2.00%	118%	$101,271
2019(6)	$39.85	0.98	(2.69)	(1.71)	(0.70)	$37.44	(4.32)%	0.39%(5)	2.67%(5)	119%	$18,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Preferred ETF
2022(4)	$41.69	0.89	(2.88)	(1.99)	(0.91)	0.01	$38.80	(4.82)%	0.32%(5)	4.39%(5)	25%	$24,447
2021(6)	$40.00	1.01	1.48	2.49	(0.83)	0.03	$41.69	6.35%	0.32%(5)	4.59%(5)	61%	$22,515

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)February 16, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
STOXX® U.S. Quality Growth ETF
2022(4)	$75.48	0.12	(8.52)	(8.40)	(0.14)	$66.94	(11.15)%	0.29%(5)	0.33%(5)	70%	$229,268
2021	$55.96	0.23	19.44	19.67	(0.15)	$75.48	35.20%	0.29%	0.36%	162%	$258,522
2020	$41.84	0.18	14.11	14.29	(0.17)	$55.96	34.30%	0.29%	0.39%	180%	$215,439
2019(6)	$40.15	0.18	1.64	1.82	(0.13)	$41.84	4.57%	0.29%(5)	0.48%(5)	191%	$21,964

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
STOXX® U.S. Quality Value ETF
2022(4)	$51.82	0.46	(1.24)	(0.78)	(0.47)	$50.57	(1.49)%	0.29%(5)	1.80%(5)	62%	$213,678
2021	$38.76	0.83	13.02	13.85	(0.79)	$51.82	36.16%	0.29%	1.81%	147%	$255,219
2020	$39.21	1.02	(0.47)	0.55	(1.00)	$38.76	1.55%	0.29%	2.66%	178%	$137,598
2019	$41.66	1.15	(2.68)	(1.53)	(0.92)	$39.21	(3.60)%	0.29%	2.94%	190%	$30,391
2018(6)	$40.37	0.55	1.11	1.66	(0.37)	$41.66	4.16%	0.29%(5)	2.17%(5)	77%	$7,291

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96949 2204

Semiannual Report

February 28, 2022

Avantis® Real Estate ETF (AVRE)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Large Cap Value ETF (AVLV)
Avantis® U.S. Small Cap Equity ETF (AVSC)
Avantis® U.S. Small Cap Value ETF (AVUV)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.
Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2022

Avantis Real Estate ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	5.8%
Other Assets and Liabilities	(5.5)%

Top Five Sectors	% of net assets
Specialized REITs	23.6%
Industrial REITs	18.5%
Retail REITs	15.4%
Residential REITs	15.2%
Diversified REITs	10.4%

3

Fund Characteristics

FEBRUARY 28, 2022

Avantis U.S. Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Banks	6.4%
Software	6.4%
Oil, Gas and Consumable Fuels	6.2%
Semiconductors and Semiconductor Equipment	5.3%
Technology Hardware, Storage and Peripherals	5.0%

4

Fund Characteristics

FEBRUARY 28, 2022

Avantis U.S. Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.2%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	14.0%
Semiconductors and Semiconductor Equipment	7.4%
Pharmaceuticals	6.7%
Specialty Retail	5.7%
Capital Markets	5.6%

5

Fund Characteristics

FEBRUARY 28, 2022

Avantis U.S. Small Cap Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Banks	13.7%
Biotechnology	5.3%
Machinery	4.9%
Oil, Gas and Consumable Fuels	4.8%
Specialty Retail	3.3%

6

Fund Characteristics

FEBRUARY 28, 2022

Avantis U.S. Small Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.5)%

Top Five Industries	% of net assets
Banks	16.7%
Oil, Gas and Consumable Fuels	13.4%
Specialty Retail	6.4%
Trading Companies and Distributors	4.7%
Thrifts and Mortgage Finance	4.6%

7

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Avantis Real Estate ETF
Actual	$1,000	$999.40	$0.72(2)	0.17%
Hypothetical	$1,000	$1,023.95	$0.85	0.17%
Avantis U.S. Equity ETF
Actual	$1,000	$985.50	$0.74	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis U.S. Large Cap Value ETF
Actual	$1,000	$1,046.20	$0.68(3)	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis U.S. Small Cap Equity ETF
Actual	$1,000	$951.10	$0.33(4)	0.25%
Hypothetical	$1,000	$1,023.56	$1.25	0.25%
Avantis U.S. Small Cap Value ETF
Actual	$1,000	$1,051.70	$1.27	0.25%
Hypothetical	$1,000	$1,023.56	$1.25	0.25%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 154, the number of days in the period from September 28, 2021 (fund inception) through February 28, 2022, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
(3)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 161, the number of days in the period from September 21, 2021 (fund inception) through February 28, 2022, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
(4)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 49, the number of days in the period from January 11, 2022 (fund inception) through February 28, 2022, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

9

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Real Estate ETF
	Shares	Value
COMMON STOCKS — 99.7%
Diversified REITs — 10.4%
Abacus Property Group	16,712	$42,924
Activia Properties, Inc.	9	30,547
AEW UK REIT plc	2,969	4,600
Alarko Gayrimenkul Yatirim Ortakligi AS	5,309	12,202
Alexander & Baldwin, Inc.	1,040	23,327
Argosy Property Ltd.	8,303	7,756
BMO Commercial Property Trust Ltd.	20,583	29,887
British Land Co. plc (The)	34,235	241,929
Broadstone Net Lease, Inc.	1,683	36,454
Centuria Capital Group	12,063	25,412
Charter Hall Group	12,273	150,092
Charter Hall Long Wale REIT	11,239	41,927
Cofinimmo SA	1,089	142,404
Cromwell European Real Estate Investment Trust	7,900	20,853
Custodian Reit plc	10,486	14,478
Daiwa House REIT Investment Corp.	64	173,570
Ediston Property Investment Co. plc	4,872	4,979
Embassy Office Parks REIT	12,745	63,433
ESCON Japan Reit Investment Corp.	7	8,096
Essential Properties Realty Trust, Inc.	1,278	32,308
Fibra Uno Administracion SA de CV	102,880	115,333
Fortress REIT Ltd., A Shares	12,080	10,091
Gecina SA	2,220	282,120
GPT Group (The)	83,248	297,035
Growthpoint Properties Australia Ltd.	7,480	22,800
Growthpoint Properties Ltd.	107,850	94,078
H&R Real Estate Investment Trust	2,254	22,993
Hankyu Hanshin REIT, Inc.	16	20,158
Heiwa Real Estate REIT, Inc.	23	27,696
Hulic Reit, Inc.	27	36,698
ICADE	324	20,007
Industrials REIT Ltd.	872	2,197
Is Gayrimenkul Yatirim Ortakligi AS(1)	58,385	23,296
Land Securities Group plc	25,943	274,911
LXI REIT plc	17,847	33,125
Marimo Regional Revitalization REIT, Inc.	5	5,463
Menivim- The New REIT Ltd.	19,118	12,587
Merlin Properties Socimi SA	7,566	84,429
Mirvac Group	98,068	182,888
Nexus Real Estate Investment Trust	566	5,506
NIPPON REIT Investment Corp.	6	18,781
Nomura Real Estate Master Fund, Inc.	80	105,501
NTT UD REIT Investment Corp.	45	58,978
One Liberty Properties, Inc.	285	8,282
OUE Commercial Real Estate Investment Trust	12,900	3,869
10

Avantis Real Estate ETF
	Shares	Value
Ozak Gayrimenkul Yatirim Ortakligi(1)	18,975	$9,754
PRO Real Estate Investment Trust	1,020	5,440
Redefine Properties Ltd.	186,019	51,163
Reit 1 Ltd.	4,996	33,059
Samty Residential Investment Corp.	11	11,274
Secure Income REIT plc	2,505	13,921
Sekisui House Reit, Inc.	67	44,516
Standard Life Investment Property Income Trust Ltd.	13,357	14,084
Star Asia Investment Corp.	21	10,610
Stockland, REIT	49,992	151,270
STORE Capital Corp.	2,853	87,644
Stride Property Group	2,597	3,415
Takara Leben Real Estate Investment Corp.	12	11,963
Tokyu REIT, Inc.	27	42,430
United Urban Investment Corp.	46	52,740
Washington Real Estate Investment Trust	2,150	50,224
WP Carey, Inc.	3,102	240,095
XYMAX REIT Investment Corp.	2	2,019
Ziraat Gayrimenkul Yatirim Ortakligi AS(1)	39,446	6,559
		3,718,180
Health Care REITs — 6.9%
Aedifica SA	662	74,921
Assura plc	26,640	21,929
CareTrust REIT, Inc.	727	12,723
Community Healthcare Trust, Inc.	266	11,092
First Real Estate Investment Trust	15,100	3,352
Global Medical REIT, Inc.	941	14,774
Health Care & Medical Investment Corp.	7	8,627
Healthcare Realty Trust, Inc.	3,550	92,584
Healthcare Trust of America, Inc., Class A	3,446	101,278
Healthpeak Properties, Inc.	14,868	461,800
Impact Healthcare Reit plc	4,270	6,261
LTC Properties, Inc.	523	17,693
National Health Investors, Inc.	1,179	62,852
NorthWest Healthcare Properties Real Estate Investment Trust	2,266	24,260
Parkway Life Real Estate Investment Trust	11,200	37,063
Physicians Realty Trust	3,251	52,861
Primary Health Properties plc	15,582	28,227
Universal Health Realty Income Trust	158	9,023
Ventas, Inc.	9,722	524,988
Vital Healthcare Property Trust	4,414	9,226
Welltower, Inc.	10,720	892,869
		2,468,403
Hotel & Resort REITs — 2.0%
Apple Hospitality REIT, Inc.	3,127	55,317
Ascott Residence Trust	58,800	44,745
CDL Hospitality Trusts	22,300	18,867
DiamondRock Hospitality Co.(1)	3,182	30,388
Far East Hospitality Trust	4,900	2,089
Hoshino Resorts REIT, Inc.	4	22,629
Host Hotels & Resorts, Inc.(1)	19,682	359,590
11

Avantis Real Estate ETF
	Shares	Value
Japan Hotel REIT Investment Corp.	109	$55,781
Ryman Hospitality Properties, Inc.(1)	911	80,268
Summit Hotel Properties, Inc.(1)	1,799	17,792
Sunstone Hotel Investors, Inc.(1)	3,190	33,750
		721,216
Industrial REITs — 18.5%
AIMS APAC REIT	13,600	13,576
Americold Realty Trust	2,194	58,624
ARA LOGOS Logistics Trust	31,600	19,487
Ascendas Real Estate Investment Trust	98,700	202,379
Centuria Industrial REIT	12,714	34,706
CRE Logistics REIT, Inc.	14	23,215
Dexus Industria REIT	3,534	8,236
Dream Industrial Real Estate Investment Trust	2,494	33,135
Duke Realty Corp.	11,439	606,267
EastGroup Properties, Inc.	1,150	219,374
Equites Property Fund Ltd.	17,137	23,440
ESR-REIT	77,100	23,903
First Industrial Realty Trust, Inc.	2,782	160,188
Frasers Logistics & Commercial Trust	50,700	52,515
GLP J-Reit	92	137,357
Goodman Group	45,050	728,893
Goodman Property Trust	51,726	84,684
Granite Real Estate Investment Trust	794	58,803
Industrial & Infrastructure Fund Investment Corp.	47	70,704
Industrial Logistics Properties Trust	206	4,608
Innovative Industrial Properties, Inc.	370	69,730
Intervest Offices & Warehouses NV	716	21,104
Itochu Advance Logistics Investment Corp.	2	2,551
Japan Logistics Fund, Inc.	24	62,982
LaSalle Logiport REIT	33	47,340
Londonmetric Property plc	22,043	76,744
LXP Industrial Trust	6,456	99,810
Macquarie Mexico Real Estate Management SA de CV	4,646	5,639
Mapletree Industrial Trust	37,000	70,002
Mapletree Logistics Trust	52,600	68,387
Mitsubishi Estate Logistics REIT Investment Corp.	7	25,972
Mitsui Fudosan Logistics Park, Inc.	12	54,866
Montea NV	253	31,511
Nippon Prologis REIT, Inc.	53	155,823
PLA Administradora Industrial S de RL de CV	14,314	18,947
Plymouth Industrial REIT, Inc.	598	15,596
Prologis Property Mexico SA de CV	13,474	32,368
Prologis, Inc.	13,117	1,913,114
Rexford Industrial Realty, Inc.	2,697	189,141
Segro plc	29,116	506,358
SOSiLA Logistics REIT, Inc.	7	9,006
STAG Industrial, Inc.	2,623	102,192
Summit Industrial Income REIT	2,720	46,202
Terreno Realty Corp.	1,212	83,373
Tritax Big Box REIT plc	41,093	129,479
12

Avantis Real Estate ETF
	Shares	Value
Urban Logistics REIT plc	10,364	$25,542
Warehouse Reit plc	8,692	18,588
Warehouses De Pauw, CVA	4,266	167,718
		6,614,179
Office REITs — 7.7%
Alexandria Real Estate Equities, Inc.	2,905	550,207
Allied Properties Real Estate Investment Trust	1,246	43,332
AREIT, Inc.	24,020	23,107
Centuria Office REIT	5,864	9,535
Cousins Properties, Inc.	3,581	138,334
Daiwa Office Investment Corp.	6	37,102
Derwent London plc	2,294	93,521
Dexus	34,796	275,444
Dream Office Real Estate Investment Trust	1,020	21,036
Easterly Government Properties, Inc.	1,231	25,629
GDI Property Group	3,958	3,019
Great Portland Estates plc	7,242	65,466
Hibernia REIT plc	17,186	22,434
Highwoods Properties, Inc.	516	22,498
Inmobiliaria Colonial Socimi SA	7,374	62,392
Japan Excellent, Inc.	30	33,498
Japan Prime Realty Investment Corp.	23	74,887
Japan Real Estate Investment Corp.	39	208,328
JBG SMITH Properties	1,015	27,080
Kenedix Office Investment Corp.	11	65,224
Keppel Pacific Oak US REIT	18,500	13,163
Keppel REIT	59,300	50,507
Kilroy Realty Corp.	2,291	164,081
Manulife US Real Estate Investment Trust	26,000	16,960
Mindspace Business Parks REIT	3,308	15,690
Mori Hills REIT Investment Corp.	34	40,865
Nippon Building Fund, Inc.	51	292,246
NSI NV	514	20,446
One REIT, Inc.	3	7,480
Orion Office REIT, Inc.(1)	1	17
Orix JREIT, Inc.	56	78,345
Postal Realty Trust, Inc.	432	7,538
Precinct Properties New Zealand Ltd.	47,577	51,691
Prime US REIT	13,500	10,357
Prosperity REIT	8,000	2,971
Sankei Real Estate, Inc.	7	6,593
True North Commercial Real Estate Investment Trust	454	2,658
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	71,786	7,930
Vornado Realty Trust	3,062	132,523
Workspace Group plc	2,604	27,071
		2,751,205
Residential REITs — 15.2%
Advance Residence Investment Corp.	32	89,642
Altarea SCA	173	29,855
American Campus Communities, Inc.	2,156	116,014
American Homes 4 Rent, Class A	4,295	163,253
13

Avantis Real Estate ETF
	Shares	Value
Apartment Income REIT Corp.	2,101	$108,433
AvalonBay Communities, Inc.	2,812	670,915
Boardwalk Real Estate Investment Trust	906	40,350
BRT Apartments Corp.	543	11,951
BSR Real Estate Investment Trust	72	1,342
Camden Property Trust	2,461	406,336
Canadian Apartment Properties REIT	1,904	79,254
Care Property Invest NV	631	15,920
Centerspace	182	17,106
Civitas Social Housing plc	6,330	7,515
Comforia Residential REIT, Inc.	15	40,488
Daiwa Securities Living Investments Corp.	41	37,463
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	40,819	5,863
Equity Lifestyle Properties, Inc.	3,909	291,690
Equity Residential	8,076	688,883
Essex Property Trust, Inc.	1,354	429,448
Flagship Communities REIT	115	2,111
Independence Realty Trust, Inc.	3,900	98,553
Ingenia Communities Group	10,700	39,690
InterRent Real Estate Investment Trust	1,360	16,524
Invitation Homes, Inc.	8,881	335,702
Irish Residential Properties REIT plc	10,472	17,326
Kenedix Residential Next Investment Corp.	21	34,499
Killam Apartment Real Estate Investment Trust	1,474	24,805
Mid-America Apartment Communities, Inc.	2,384	487,790
Minto Apartment Real Estate Investment Trust	114	1,960
Nippon Accommodations Fund, Inc.	11	57,985
PRS REIT plc (The)	10,697	14,560
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	930	407
Sun Communities, Inc.	2,546	460,826
Triple Point Social Housing Reit plc	5,353	6,238
UDR, Inc.	8,085	443,624
UMH Properties, Inc.	1,071	24,697
UNITE Group plc (The)	6,433	92,018
Xior Student Housing NV	201	10,928
		5,421,964
Retail REITs — 15.4%
AEON REIT Investment Corp.	31	38,654
Agree Realty Corp.	1,126	72,233
BWP Trust	17,936	52,426
CapitaLand Integrated Commercial Trust	163,500	255,880
Carmila SA	1,999	34,938
Charter Hall Retail REIT	21,330	65,000
Choice Properties Real Estate Investment Trust	3,286	37,643
Crombie Real Estate Investment Trust	1,360	18,648
CT Real Estate Investment Trust	1,020	13,632
Eurocommercial Properties NV	575	14,280
Federal Realty Investment Trust	2,143	251,974
First Capital Real Estate Investment Trust	3,174	45,450
Fortune Real Estate Investment Trust	68,000	63,896
Frasers Centrepoint Trust	25,100	41,910
14

Avantis Real Estate ETF
	Shares	Value
Frontier Real Estate Investment Corp.	13	$53,514
Fukuoka REIT Corp.	16	21,845
Getty Realty Corp.	685	18,872
Hamborner REIT AG	2,187	23,665
HomeCo Daily Needs REIT	33,612	37,413
Hyprop Investments Ltd.	15,106	33,854
Japan Metropolitan Fund Invest	68	55,035
Kenedix Retail REIT Corp.	6	13,687
Kimco Realty Corp.	15,044	353,985
Kite Realty Group Trust	3,556	77,983
Kiwi Property Group Ltd.	34,983	25,611
Klepierre SA(1)	8,416	240,568
Lendlease Global Commercial REIT	16,800	10,256
Link REIT	44,300	357,979
LOTTE Reit Co. Ltd.	6,032	27,405
Mapletree Commercial Trust	46,500	62,358
National Retail Properties, Inc.	3,945	168,097
NETSTREIT Corp.	438	9,697
Phillips Edison & Co., Inc.	1,819	58,790
Realty Income Corp.	12,016	794,137
Regency Centers Corp.	3,877	255,456
Resilient REIT Ltd.	7,867	29,839
Retail Opportunity Investments Corp.	1,788	32,470
Retail Value, Inc.	40	124
RioCan Real Estate Investment Trust	4,986	98,815
Sasseur Real Estate Investment Trust	6,800	4,249
Shaftesbury plc	6,004	47,367
Shopping Centres Australasia Property Group	27,771	58,552
Simon Property Group, Inc.	7,703	1,059,625
SITE Centers Corp.	3,927	61,065
SmartCentres Real Estate Investment Trust	2,154	54,058
SPH REIT	24,000	17,057
Spirit Realty Capital, Inc.	1,765	81,843
Starhill Global REIT	42,100	18,696
Supermarket Income Reit plc	18,894	31,649
Urstadt Biddle Properties, Inc., Class A	839	15,798
Vastned Retail NV	347	9,859
Vicinity Centres	97,290	126,685
Vukile Property Fund Ltd.	21,926	17,941
Waypoint REIT Ltd.	16,732	33,078
		5,505,541
Specialized REITs — 23.6%
American Tower Corp.	7,722	1,751,890
Arena REIT	10,749	38,548
Automotive Properties Real Estate Investment Trust	226	2,530
Big Yellow Group plc	4,714	89,632
Charter Hall Social Infrastructure REIT	12,097	33,326
Crown Castle International Corp.	7,055	1,175,293
CubeSmart	3,325	160,298
CyrusOne, Inc.	481	43,458
Digital Realty Trust, Inc.	4,290	578,807
15

Avantis Real Estate ETF
	Shares	Value
Equinix, Inc.	1,205	$855,225
ESR Kendall Square REIT Co. Ltd.	3,407	17,962
Extra Space Storage, Inc.	2,210	415,812
Four Corners Property Trust, Inc.	979	25,826
Gaming and Leisure Properties, Inc.	3,211	145,812
Gladstone Land Corp.	310	9,266
Hotel Property Investments	4,979	12,915
Keppel DC REIT	29,500	47,733
Koramco Energy Plus Reit	1,040	5,693
Lamar Advertising Co., Class A	1,665	181,585
Life Storage, Inc.	1,829	231,533
MGM Growth Properties LLC, Class A	2,225	84,261
National Storage Affiliates Trust	1,331	77,557
National Storage REIT	29,468	55,368
Power REIT(1)	82	3,957
Public Storage	4,008	1,422,920
Rural Funds Group	9,935	19,730
Safehold, Inc.	168	10,309
Safestore Holdings plc	5,439	92,598
SBA Communications Corp.	1,724	523,044
Stor-Age Property REIT Ltd.	5,777	5,238
Uniti Group, Inc.	2,858	37,068
VICI Properties, Inc.	9,746	272,498
		8,427,692
TOTAL COMMON STOCKS (Cost $37,294,028)		35,628,380
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,083,355	2,083,355
TOTAL SHORT-TERM INVESTMENTS (Cost $2,083,355)		2,083,355
TOTAL INVESTMENT SECURITIES — 105.5% (Cost $39,377,383)		37,711,735
OTHER ASSETS AND LIABILITIES — (5.5)%		(1,959,023)
TOTAL NET ASSETS — 100.0%		$35,752,712

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
(1)Non-income producing.

See Notes to Financial Statements.
16

FEBRUARY 28, 2022 (UNAUDITED)

Avantis U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.1%
AAR Corp.(1)	2,071	$93,071
Aerojet Rocketdyne Holdings, Inc.	5,457	211,459
AeroVironment, Inc.(1)	74	5,258
Astronics Corp.(1)	2,546	37,452
Axon Enterprise, Inc.(1)	3,209	450,062
Boeing Co. (The)(1)	8,459	1,736,971
BWX Technologies, Inc.	11,916	636,553
Curtiss-Wright Corp.	3,672	541,693
Ducommun, Inc.(1)	359	18,133
General Dynamics Corp.	3,678	862,307
HEICO Corp.	359	52,956
HEICO Corp., Class A	726	89,240
Hexcel Corp.	11,723	678,762
Howmet Aerospace, Inc.	17,648	633,916
Huntington Ingalls Industries, Inc.	3,014	616,062
Kaman Corp.	2,320	100,711
L3Harris Technologies, Inc.	4,773	1,204,276
Lockheed Martin Corp.	7,595	3,294,711
Mercury Systems, Inc.(1)	663	39,926
Moog, Inc., Class A	6,129	509,381
National Presto Industries, Inc.	34	2,703
Northrop Grumman Corp.	2,638	1,166,365
Park Aerospace Corp.	308	4,272
Parsons Corp.(1)	1,503	52,094
Raytheon Technologies Corp.	38,051	3,907,838
Spirit AeroSystems Holdings, Inc., Class A	9,225	461,250
Textron, Inc.	27,495	2,010,709
TransDigm Group, Inc.(1)	895	596,598
Triumph Group, Inc.(1)	14	350
Woodward, Inc.	4,812	599,719
		20,614,798
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	18,896	595,413
Atlas Air Worldwide Holdings, Inc.(1)	7,182	562,781
CH Robinson Worldwide, Inc.	8,042	777,501
Expeditors International of Washington, Inc.	15,115	1,562,286
FedEx Corp.	19,209	4,269,584
Forward Air Corp.	5,377	554,799
GXO Logistics, Inc.(1)	3,978	333,874
Hub Group, Inc., Class A(1)	6,750	569,700
Radiant Logistics, Inc.(1)	2,853	19,686
United Parcel Service, Inc., Class B	34,459	7,250,863
		16,496,487
Airlines — 0.3%
Alaska Air Group, Inc.(1)	9,664	542,537
Allegiant Travel Co.(1)	2,793	486,233
American Airlines Group, Inc.(1)	24,861	428,852
Delta Air Lines, Inc.(1)	25,085	1,001,393
17

Avantis U.S. Equity ETF
	Shares	Value
Hawaiian Holdings, Inc.(1)	10,358	$198,667
JetBlue Airways Corp.(1)	38,034	580,779
Mesa Air Group, Inc.(1)	361	1,570
SkyWest, Inc.(1)	10,720	301,339
Southwest Airlines Co.(1)	38,532	1,687,702
Spirit Airlines, Inc.(1)	16,668	418,034
United Airlines Holdings, Inc.(1)	11,995	532,578
		6,179,684
Auto Components — 0.6%
Adient plc(1)	10,952	490,102
American Axle & Manufacturing Holdings, Inc.(1)	47,880	443,369
Aptiv plc(1)	14,703	1,903,156
Autoliv, Inc.	12,832	1,129,344
BorgWarner, Inc.	35,365	1,450,319
Cooper-Standard Holdings, Inc.(1)	1,463	18,609
Dana, Inc.	23,134	430,755
Fox Factory Holding Corp.(1)	873	103,032
Gentex Corp.	40,352	1,221,455
Gentherm, Inc.(1)	6,199	525,923
Goodyear Tire & Rubber Co. (The)(1)	56,167	870,027
LCI Industries	3,074	382,775
Lear Corp.	7,861	1,236,850
Modine Manufacturing Co.(1)	7,884	79,628
Motorcar Parts of America, Inc.(1)	175	2,826
Patrick Industries, Inc.	3,425	244,340
Standard Motor Products, Inc.	1,030	45,021
Stoneridge, Inc.(1)	1,367	22,569
Tenneco, Inc., Class A(1)	21,883	421,904
Veoneer, Inc.(1)	2,873	101,848
Visteon Corp.(1)	4,503	541,126
XPEL, Inc.(1)	682	49,513
		11,714,491
Automobiles — 1.3%
Fisker, Inc.(1)	3,266	39,845
Ford Motor Co.	306,509	5,382,298
General Motors Co.(1)	99,620	4,654,246
Harley-Davidson, Inc.	24,540	1,013,502
Tesla, Inc.(1)	15,299	13,316,709
Thor Industries, Inc.	5,005	452,953
Winnebago Industries, Inc.	6,692	428,756
		25,288,309
Banks — 6.4%
1st Source Corp.	879	42,447
Allegiance Bancshares, Inc.	623	26,696
Amalgamated Financial Corp.	292	5,014
Amerant Bancorp, Inc.	1,415	45,917
American National Bankshares, Inc.	154	5,944
Ameris Bancorp	9,977	493,862
Arrow Financial Corp.	1,088	37,373
Associated Banc-Corp.	22,001	536,604
Atlantic Capital Bancshares, Inc.(1)	2,432	78,651
18

Avantis U.S. Equity ETF
	Shares	Value
Atlantic Union Bankshares Corp.	6,788	$275,796
Banc of California, Inc.	2,598	51,051
BancFirst Corp.	1,781	139,150
Bancorp, Inc. (The)(1)	17,518	513,277
Bank First Corp.	497	35,004
Bank of America Corp.	233,670	10,328,214
Bank of Hawaii Corp.	5,282	455,203
Bank of Marin Bancorp	359	12,680
Bank OZK	13,262	623,579
BankUnited, Inc.	12,400	548,080
Banner Corp.	3,132	192,963
Bar Harbor Bankshares	1,022	29,383
Baycom Corp.(1)	25	562
BCB Bancorp, Inc.	604	11,005
Berkshire Hills Bancorp, Inc.	7,688	239,097
BOK Financial Corp.	1,781	182,909
Brookline Bancorp., Inc.	9,377	160,722
Business First Bancshares, Inc.	1,651	43,240
Byline Bancorp, Inc.	820	22,361
Cadence Bank	31,047	981,706
Camden National Corp.	1,661	78,981
Capital City Bank Group, Inc.	1,070	30,035
Capstar Financial Holdings, Inc.	1,345	28,783
Carter Bankshares, Inc.(1)	2,725	45,399
Cathay General Bancorp	11,075	520,857
CBTX, Inc.	154	4,629
Central Pacific Financial Corp.	3,426	100,005
Central Valley Community Bancorp	21	484
Citigroup, Inc.	99,645	5,901,973
Citizens & Northern Corp.	329	8,149
Citizens Financial Group, Inc.	34,889	1,828,881
City Holding Co.	1,033	82,299
Civista Bancshares, Inc.	355	8,658
CNB Financial Corp.	2,064	53,974
Codorus Valley Bancorp, Inc.	16	357
Columbia Banking System, Inc.	4,507	165,091
Comerica, Inc.	16,243	1,551,044
Commerce Bancshares, Inc.	9,529	683,992
Community Bank System, Inc.	6,284	458,355
Community Trust Bancorp, Inc.	1,699	71,834
ConnectOne Bancorp, Inc.	4,665	153,945
CrossFirst Bankshares, Inc.(1)	2,277	35,817
Cullen/Frost Bankers, Inc.	4,377	615,975
Customers Bancorp, Inc.(1)	7,191	442,606
CVB Financial Corp.	13,605	320,806
Dime Community Bancshares, Inc.	1,862	63,289
Eagle Bancorp, Inc.	8,064	483,195
East West Bancorp, Inc.	17,721	1,551,651
Eastern Bankshares, Inc.	30,555	667,932
Enterprise Bancorp, Inc.	600	24,174
Enterprise Financial Services Corp.	2,395	118,409
19

Avantis U.S. Equity ETF
	Shares	Value
Equity Bancshares, Inc., Class A	1,664	$52,333
F.N.B. Corp.	58,901	791,040
Farmers National Banc Corp.	2,115	36,441
FB Financial Corp.	2,368	105,234
Fifth Third Bancorp	66,299	3,171,744
Financial Institutions, Inc.	2,042	65,221
First BanCorp	38,766	547,376
First Bancorp, Inc. (The)	582	17,344
First Bancorp/Southern Pines NC	1,575	70,686
First Bancshares, Inc. (The)	623	21,998
First Busey Corp.	6,648	182,488
First Business Financial Services, Inc.	299	9,852
First Citizens BancShares, Inc., Class A	1,788	1,409,749
First Commonwealth Financial Corp.	7,410	119,672
First Community Bankshares, Inc.	683	20,032
First Financial Bancorp	19,162	471,002
First Financial Bankshares, Inc.	10,677	511,642
First Financial Corp.	792	36,836
First Foundation, Inc.	5,504	146,792
First Hawaiian, Inc.	16,247	472,300
First Horizon Corp.	48,293	1,133,920
First Internet Bancorp	768	37,540
First Interstate Bancsystem, Inc., Class A	12,266	498,000
First Merchants Corp.	10,697	467,887
First Mid Bancshares, Inc.	1,142	45,760
First of Long Island Corp. (The)	2,483	54,055
First Republic Bank	9,022	1,563,152
Flushing Financial Corp.	3,722	87,430
Fulton Financial Corp.	28,134	506,975
German American Bancorp, Inc.	1,612	64,125
Glacier Bancorp, Inc.	10,100	559,540
Great Southern Bancorp, Inc.	840	51,593
Guaranty Bancshares, Inc.	311	10,876
Hancock Whitney Corp.	10,868	605,130
Hanmi Financial Corp.	3,241	84,655
HarborOne Bancorp, Inc.	5,601	82,839
Heartland Financial USA, Inc.	9,230	457,993
Heritage Commerce Corp.	2,471	29,380
Heritage Financial Corp.	887	23,257
Hilltop Holdings, Inc.	14,668	453,535
Home BancShares, Inc.	18,685	437,416
HomeStreet, Inc.	2,781	143,110
HomeTrust Bancshares, Inc.	894	26,892
Hope Bancorp, Inc.	29,939	507,765
Horizon Bancorp, Inc.	2,959	59,417
Huntington Bancshares, Inc.	165,969	2,575,839
Independent Bank Corp. (Massachusetts)	6,305	542,293
Independent Bank Corp. (Michigan)	2,095	49,861
Independent Bank Group, Inc.	1,224	94,432
International Bancshares Corp.	11,219	482,529
Investors Bancorp, Inc.	34,218	572,809
20

Avantis U.S. Equity ETF
	Shares	Value
JPMorgan Chase & Co.	110,895	$15,724,911
KeyCorp	90,878	2,278,311
Lakeland Bancorp, Inc.	5,132	92,581
Lakeland Financial Corp.	2,528	202,771
Live Oak Bancshares, Inc.	7,200	460,440
M&T Bank Corp.	8,367	1,524,718
Macatawa Bank Corp.	2,744	25,190
MainStreet Bancshares, Inc.	72	1,803
Mercantile Bank Corp.	1,223	45,092
Meta Financial Group, Inc.	9,015	499,341
Metrocity Bankshares, Inc.	700	17,017
Metropolitan Bank Holding Corp.(1)	845	86,401
Midland States Bancorp, Inc.	1,619	47,534
MidWestOne Financial Group, Inc.	888	26,809
MVB Financial Corp.	1,299	50,037
National Bank Holdings Corp., Class A	3,007	133,451
NBT Bancorp, Inc.	4,301	165,029
Nicolet Bankshares, Inc.(1)	707	67,349
Northeast Bank	351	12,783
Northrim BanCorp, Inc.	279	12,496
Northwest Bancshares, Inc.	6,735	94,829
OceanFirst Financial Corp.	3,729	83,455
OFG Bancorp	10,049	283,181
Old National Bancorp.	41,664	761,618
Old Second Bancorp, Inc.	2,211	31,463
Origin Bancorp, Inc.	2,564	118,406
Orrstown Financial Services, Inc.	338	8,254
Pacific Premier Bancorp, Inc.	4,344	168,156
PacWest Bancorp	11,755	580,932
Park National Corp.	3,267	437,974
Parke Bancorp, Inc.	565	13,328
PCB Bancorp.(2)	57	1,341
Peapack-Gladstone Financial Corp.	887	33,458
People's United Financial, Inc.	36,220	763,518
Peoples Bancorp, Inc.	2,044	63,936
Pinnacle Financial Partners, Inc.	5,546	560,590
PNC Financial Services Group, Inc. (The)	19,415	3,868,439
Popular, Inc.	11,510	1,057,193
Preferred Bank	2,102	164,965
Premier Financial Corp.	6,312	193,589
Primis Financial Corp.	438	6,263
Prosperity Bancshares, Inc.	6,701	498,956
QCR Holdings, Inc.	1,267	70,775
RBB Bancorp	626	15,099
Regions Financial Corp.	77,452	1,873,564
Renasant Corp.	6,150	224,537
Republic Bancorp, Inc., Class A	973	44,641
S&T Bancorp, Inc.	2,422	75,300
Sandy Spring Bancorp, Inc.	9,613	452,676
Seacoast Banking Corp. of Florida	12,547	459,848
ServisFirst Bancshares, Inc.	7,526	657,622
21

Avantis U.S. Equity ETF
	Shares	Value
Sierra Bancorp	887	$23,807
Signature Bank	5,454	1,881,030
Silvergate Capital Corp., Class A(1)	1,045	133,844
Simmons First National Corp., Class A	10,959	312,551
SmartFinancial, Inc.	343	8,949
South Plains Financial, Inc.	543	15,025
Southern First Bancshares, Inc.(1)	624	35,605
Southside Bancshares, Inc.	2,254	93,969
SouthState Corp.	6,096	548,640
Spirit of Texas Bancshares, Inc.	1,277	36,433
Stock Yards Bancorp, Inc.	1,211	64,752
Summit Financial Group, Inc.	308	8,399
SVB Financial Group(1)	5,918	3,586,308
Synovus Financial Corp.	18,936	996,980
Texas Capital Bancshares, Inc.(1)	7,547	502,630
Tompkins Financial Corp.	841	66,523
Towne Bank	15,562	485,223
Trico Bancshares	1,651	71,653
TriState Capital Holdings, Inc.(1)	1,480	49,136
Triumph Bancorp, Inc.(1)	5,057	507,318
Truist Financial Corp.	62,338	3,878,670
Trustmark Corp.	14,203	447,252
U.S. Bancorp	65,797	3,720,162
UMB Financial Corp.	6,646	676,962
Umpqua Holdings Corp.	33,081	706,279
United Bankshares, Inc.	11,000	402,820
United Community Banks, Inc.	15,503	599,346
United Security Bancshares	415	3,490
Univest Financial Corp.	3,381	97,981
Valley National Bancorp	44,727	624,836
Veritex Holdings, Inc.	3,234	131,397
Washington Trust Bancorp, Inc.	1,879	101,973
Webster Financial Corp.	20,267	1,220,276
Wells Fargo & Co.	175,127	9,346,528
WesBanco, Inc.	13,098	478,601
West BanCorp, Inc.	1,287	37,194
Westamerica BanCorp	1,591	94,378
Western Alliance Bancorp	12,514	1,173,062
Wintrust Financial Corp.	7,340	729,302
Zions Bancorp N.A.	20,543	1,456,293
		123,287,403
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A(1)	701	268,805
Brown-Forman Corp., Class A	630	38,455
Brown-Forman Corp., Class B	18,093	1,180,206
Coca-Cola Co. (The)	108,482	6,751,920
Coca-Cola Consolidated, Inc.	1,028	510,844
Constellation Brands, Inc., Class A	3,444	742,595
Keurig Dr Pepper, Inc.	12,710	491,496
MGP Ingredients, Inc.	387	30,809
Molson Coors Beverage Co., Class B	15,248	795,641
22

Avantis U.S. Equity ETF
	Shares	Value
Monster Beverage Corp.(1)	16,728	$1,411,843
National Beverage Corp.	3,153	138,764
PepsiCo, Inc.	40,311	6,600,523
		18,961,901
Biotechnology — 2.4%
AbbVie, Inc.	46,964	6,939,870
ACADIA Pharmaceuticals, Inc.(1)	1,279	32,499
Agios Pharmaceuticals, Inc.(1)	224	6,973
Alector, Inc.(1)	12,589	199,410
Alkermes plc(1)	4,653	115,674
Alnylam Pharmaceuticals, Inc.(1)	3,597	567,786
Amgen, Inc.	18,778	4,252,841
AnaptysBio, Inc.(1)	898	27,452
Apellis Pharmaceuticals, Inc.(1)	1,800	76,554
Arcus Biosciences, Inc.(1)	13,341	496,285
Arena Pharmaceuticals, Inc.(1)	8,701	826,334
Arrowhead Pharmaceuticals, Inc.(1)	13,120	577,280
Atara Biotherapeutics, Inc.(1)	1,522	19,558
Atreca, Inc., Class A(1)	18	32
Avid Bioservices, Inc.(1)	4,107	84,111
Avrobio, Inc.(1)	5	7
BioCryst Pharmaceuticals, Inc.(1)	5,596	92,950
Biogen, Inc.(1)	8,817	1,860,475
Biohaven Pharmaceutical Holding Co. Ltd.(1)	4,006	475,552
BioMarin Pharmaceutical, Inc.(1)	6,691	522,701
Blueprint Medicines Corp.(1)	6,672	403,990
Bridgebio Pharma, Inc.(1)	3,027	23,611
Catalyst Pharmaceuticals, Inc.(1)	5,493	42,845
Celldex Therapeutics, Inc.(1)	1,173	35,073
Coherus Biosciences, Inc.(1)	5,511	64,975
CRISPR Therapeutics AG(1)	2,333	143,176
CureVac NV(1)(2)	6,036	101,526
Cyclerion Therapeutics, Inc.(1)	6	6
CytomX Therapeutics, Inc.(1)	9	34
Denali Therapeutics, Inc.(1)	5,222	170,028
Dynavax Technologies Corp.(1)	27,647	338,952
Eagle Pharmaceuticals, Inc.(1)	711	33,694
Editas Medicine, Inc.(1)	28	479
Eiger BioPharmaceuticals, Inc.(1)	2	8
Emergent BioSolutions, Inc.(1)	8,402	347,675
Enanta Pharmaceuticals, Inc.(1)	286	20,140
Exact Sciences Corp.(1)	4,856	379,059
Exelixis, Inc.(1)	29,017	595,719
Gilead Sciences, Inc.	97,883	5,912,133
Global Blood Therapeutics, Inc.(1)	993	29,989
Gossamer Bio, Inc.(1)	63	569
Halozyme Therapeutics, Inc.(1)	26,787	950,135
Horizon Therapeutics plc(1)	11,891	1,084,102
ImmunoGen, Inc.(1)	8,461	47,720
Incyte Corp.(1)	6,766	462,118
Intellia Therapeutics, Inc.(1)	2,412	238,426
23

Avantis U.S. Equity ETF
	Shares	Value
Ionis Pharmaceuticals, Inc.(1)	5,223	$174,344
Iovance Biotherapeutics, Inc.(1)	1,259	19,729
Ironwood Pharmaceuticals, Inc.(1)	40,678	437,695
iTeos Therapeutics, Inc.(1)	4,350	157,166
Krystal Biotech, Inc.(1)	396	25,166
Kymera Therapeutics, Inc.(1)	1,453	57,771
Ligand Pharmaceuticals, Inc.(1)	1,347	136,343
Mirati Therapeutics, Inc.(1)	1,391	122,811
Mirum Pharmaceuticals, Inc.(1)	198	4,693
Moderna, Inc.(1)	30,256	4,647,322
Myriad Genetics, Inc.(1)	14,744	359,459
Natera, Inc.(1)	4,360	286,670
Neurocrine Biosciences, Inc.(1)	5,276	474,154
Novavax, Inc.(1)(2)	1,270	105,880
OPKO Health, Inc.(1)	6,740	21,096
ORIC Pharmaceuticals, Inc.(1)	6,215	48,228
PDL BioPharma, Inc.(1)	1,937	4,959
Protagonist Therapeutics, Inc.(1)	866	21,027
Prothena Corp. plc(1)	804	27,818
Regeneron Pharmaceuticals, Inc.(1)	6,683	4,132,500
REGENXBIO, Inc.(1)	1,188	31,138
Sage Therapeutics, Inc.(1)	10,486	381,376
Sangamo Therapeutics, Inc.(1)	33,268	194,618
Sarepta Therapeutics, Inc.(1)	241	18,463
Seagen, Inc.(1)	3,623	466,896
Solid Biosciences, Inc.(1)	3	2
Syndax Pharmaceuticals, Inc.(1)	77	1,200
TCR2 Therapeutics, Inc.(1)	2	5
Travere Therapeutics, Inc.(1)	1,906	51,958
Turning Point Therapeutics, Inc.(1)	1,921	60,819
Ultragenyx Pharmaceutical, Inc.(1)	2,874	193,478
uniQure NV(1)	6,773	115,073
United Therapeutics Corp.(1)	5,123	851,443
Vanda Pharmaceuticals, Inc.(1)	2,213	25,140
Vericel Corp.(1)	8	330
Vertex Pharmaceuticals, Inc.(1)	17,355	3,991,997
Xencor, Inc.(1)	4,520	141,521
Xenon Pharmaceuticals, Inc.(1)	1,433	45,426
Zentalis Pharmaceuticals, Inc.(1)	659	32,878
		46,469,118
Building Products — 0.9%
AAON, Inc.	7,806	457,119
Advanced Drainage Systems, Inc.	6,805	794,280
Allegion plc	4,755	544,543
Alpha Pro Tech Ltd.(1)	26	111
AO Smith Corp.	15,825	1,085,279
Apogee Enterprises, Inc.	2,913	131,289
Armstrong Flooring, Inc.(1)	157	246
Armstrong World Industries, Inc.	6,944	613,850
Builders FirstSource, Inc.(1)	27,444	2,042,382
Carlisle Cos., Inc.	4,898	1,162,785
24

Avantis U.S. Equity ETF
	Shares	Value
Carrier Global Corp.	11,182	$501,848
CSW Industrials, Inc.	802	96,505
Fortune Brands Home & Security, Inc.	5,531	480,644
Gibraltar Industries, Inc.(1)	2,525	122,008
Insteel Industries, Inc.	949	35,217
JELD-WEN Holding, Inc.(1)	18,755	432,865
Johnson Controls International plc	23,759	1,543,385
Lennox International, Inc.	144	38,438
Masco Corp.	8,326	466,589
Masonite International Corp.(1)	4,761	449,105
Owens Corning	15,754	1,468,115
PGT Innovations, Inc.(1)	2,735	58,830
Quanex Building Products Corp.	4,536	103,693
Simpson Manufacturing Co., Inc.	5,524	654,649
Trane Technologies plc	5,926	912,189
Trex Co., Inc.(1)	16,648	1,528,952
UFP Industries, Inc.	9,307	798,075
Zurn Water Solutions Corp.	1,076	34,992
		16,557,983
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	2,372	328,190
Ameriprise Financial, Inc.	13,361	4,005,494
Ares Management Corp., Class A	2,243	181,885
Artisan Partners Asset Management, Inc., Class A	11,919	454,233
B. Riley Financial, Inc.	7,090	422,210
Bank of New York Mellon Corp. (The)	46,953	2,495,552
BGC Partners, Inc., Class A	22,375	102,478
BlackRock, Inc.	4,100	3,049,949
Blackstone, Inc.	19,200	2,447,424
Brightsphere Investment Group, Inc.	17,958	428,658
Carlyle Group, Inc. (The)	30,490	1,429,066
Cboe Global Markets, Inc.	4,358	511,150
Charles Schwab Corp. (The)	71,358	6,026,897
CME Group, Inc.	12,379	2,928,005
Cohen & Steers, Inc.	5,383	437,423
Cowen, Inc., Class A	4,092	121,328
Diamond Hill Investment Group, Inc.	264	51,184
Evercore, Inc., Class A	6,539	830,518
FactSet Research Systems, Inc.	1,705	692,383
Federated Hermes, Inc.	15,472	505,470
Franklin Resources, Inc.	15,685	466,315
Freedom Holding Corp.(1)(2)	2,646	162,623
Goldman Sachs Group, Inc. (The)	21,545	7,353,093
Hamilton Lane, Inc., Class A	5,184	404,870
Houlihan Lokey, Inc.	7,499	771,347
Interactive Brokers Group, Inc., Class A	4,582	303,237
Intercontinental Exchange, Inc.	13,490	1,728,339
Invesco Ltd.	39,701	843,249
Janus Henderson Group plc	30,367	1,019,420
Jefferies Financial Group, Inc.	32,509	1,155,370
KKR & Co., Inc.	54,991	3,306,059
25

Avantis U.S. Equity ETF
	Shares	Value
Lazard Ltd., Class A	18,671	$645,643
LPL Financial Holdings, Inc.	3,995	722,895
MarketAxess Holdings, Inc.	1,181	450,469
Moelis & Co., Class A	12,301	593,031
Moody's Corp.	7,812	2,515,698
Morgan Stanley	90,317	8,195,365
Morningstar, Inc.	453	127,134
MSCI, Inc.	1,808	907,056
Nasdaq, Inc.	1,721	294,549
Northern Trust Corp.	17,140	1,952,246
Open Lending Corp., Class A(1)	11,647	242,607
Oppenheimer Holdings, Inc., Class A	986	42,585
Piper Sandler Cos.	3,869	572,651
Pzena Investment Management, Inc., Class A	14	129
Raymond James Financial, Inc.	19,313	2,117,670
S&P Global, Inc.	11,164	4,194,240
Safeguard Scientifics, Inc.(1)	2	12
SEI Investments Co.	17,416	1,020,229
State Street Corp.	21,369	1,823,417
Stifel Financial Corp.	12,988	954,618
StoneX Group, Inc.(1)	1,839	138,753
T. Rowe Price Group, Inc.	21,423	3,096,909
Victory Capital Holdings, Inc., Class A	1,496	49,622
Virtu Financial, Inc., Class A	17,837	625,722
Virtus Investment Partners, Inc.	1,660	399,429
WisdomTree Investments, Inc.(2)	6,525	36,736
		76,682,834
Chemicals — 2.4%
AdvanSix, Inc.	8,122	325,367
Air Products and Chemicals, Inc.	9,820	2,320,466
Albemarle Corp.	10,058	1,970,262
American Vanguard Corp.	862	12,990
Ashland Global Holdings, Inc.	5,715	527,380
Aspen Aerogels, Inc.(1)	593	17,553
Avient Corp.	9,082	475,806
Axalta Coating Systems Ltd.(1)	16,512	446,484
Balchem Corp.	409	56,581
Cabot Corp.	11,330	828,903
Celanese Corp.	13,144	1,830,696
CF Industries Holdings, Inc.	12,499	1,014,794
Chase Corp.	413	37,926
Chemours Co. (The)	33,373	921,095
Corteva, Inc.	52,839	2,749,213
Dow, Inc.	58,889	3,472,095
DuPont de Nemours, Inc.	31,260	2,418,586
Eastman Chemical Co.	12,503	1,481,230
Ecolab, Inc.	5,513	971,721
Ecovyst, Inc.	974	10,646
Element Solutions, Inc.	3,291	80,893
Ferro Corp.(1)	18,373	399,245
FMC Corp.	13,346	1,564,818
26

Avantis U.S. Equity ETF
	Shares	Value
GCP Applied Technologies, Inc.(1)	3,963	$125,152
H.B. Fuller Co.	359	24,545
Hawkins, Inc.	1,414	63,998
Huntsman Corp.	18,739	757,805
Ingevity Corp.(1)	7,381	503,606
Innospec, Inc.	5,466	522,003
International Flavors & Fragrances, Inc.	2,015	267,995
Koppers Holdings, Inc.(1)	1,797	51,448
Kraton Corp.(1)	11,607	535,663
Kronos Worldwide, Inc.	1,141	16,807
Linde plc(1)	15,067	4,418,247
Livent Corp.(1)	24,286	571,935
LSB Industries, Inc.(1)	5,855	101,291
LyondellBasell Industries NV, Class A	25,347	2,464,489
Minerals Technologies, Inc.	6,610	462,634
Mosaic Co. (The)	49,202	2,579,661
NewMarket Corp.	1,524	484,266
Olin Corp.	21,852	1,125,597
Orion Engineered Carbons SA	9,756	151,608
PPG Industries, Inc.	7,455	994,870
Quaker Chemical Corp.	78	14,478
Rayonier Advanced Materials, Inc.(1)	3,390	19,899
RPM International, Inc.	5,719	483,656
Scotts Miracle-Gro Co. (The)	3,677	515,001
Sensient Technologies Corp.	6,543	537,377
Sherwin-Williams Co. (The)	7,627	2,006,892
Stepan Co.	4,074	422,148
Trecora Resources(1)	63	559
Trinseo plc	8,921	463,535
Tronox Holdings plc, Class A	25,340	514,402
Valvoline, Inc.	3,654	118,134
Westlake Corp.	5,122	565,008
		45,819,459
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	625	28,019
ADT, Inc.	1,512	11,053
Brady Corp., Class A	3,849	177,362
Brink's Co. (The)	7,109	498,057
Casella Waste Systems, Inc., Class A(1)	2,453	184,956
Cimpress plc(1)	4,748	299,076
Cintas Corp.	2,568	963,822
Clean Harbors, Inc.(1)	7,761	740,632
Copart, Inc.(1)	17,149	2,107,269
Deluxe Corp.	359	11,168
Ennis, Inc.	2,164	40,640
Healthcare Services Group, Inc.	16,925	267,753
Heritage-Crystal Clean, Inc.(1)	689	19,320
HNI Corp.	12,107	492,634
IAA, Inc.(1)	8,217	301,893
Interface, Inc.	4,450	58,072
KAR Auction Services, Inc.(1)	17,436	321,869
27

Avantis U.S. Equity ETF
	Shares	Value
Kimball International, Inc., Class B	2,800	$25,956
MillerKnoll, Inc.	4,448	172,938
MSA Safety, Inc.	949	132,006
Pitney Bowes, Inc.	2,999	14,935
Quad/Graphics, Inc.(1)	695	3,809
Republic Services, Inc.	1,337	160,814
Rollins, Inc.	14,590	476,072
Steelcase, Inc., Class A	9,768	118,877
Stericycle, Inc.(1)	86	5,019
Team, Inc.(1)	25	24
Tetra Tech, Inc.	2,820	447,731
UniFirst Corp.	2,552	462,550
US Ecology, Inc.(1)	7	332
Vidler Water Resouces, Inc.(1)	558	6,707
VSE Corp.	354	16,868
Waste Connections, Inc.	5,899	728,467
Waste Management, Inc.	17,607	2,542,451
		11,839,151
Communications Equipment — 0.5%
ADTRAN, Inc.	1,030	21,208
Arista Networks, Inc.(1)	11,193	1,373,717
Cambium Networks Corp.(1)	910	25,307
Ciena Corp.(1)	14,570	996,879
Cisco Systems, Inc.	86,127	4,803,303
CommScope Holding Co., Inc.(1)	15,893	151,619
Digi International, Inc.(1)	1,076	21,606
Extreme Networks, Inc.(1)	4,953	56,910
F5, Inc.(1)	2,858	574,029
Infinera Corp.(1)	7,255	66,964
Juniper Networks, Inc.	6,144	207,606
Lumentum Holdings, Inc.(1)	8,608	850,987
Motorola Solutions, Inc.	3,081	679,145
NETGEAR, Inc.(1)	2,159	57,451
NetScout Systems, Inc.(1)	1,432	44,578
Plantronics, Inc.(1)	750	21,127
Ubiquiti, Inc.(2)	199	50,524
ViaSat, Inc.(1)	12,012	548,228
Viavi Solutions, Inc.(1)	10,864	178,170
		10,729,358
Construction and Engineering — 0.4%
AECOM	831	60,380
Ameresco, Inc., Class A(1)	1,838	118,091
Arcosa, Inc.	8,594	452,646
Argan, Inc.	1,138	44,257
Comfort Systems USA, Inc.	5,341	459,219
Construction Partners, Inc., Class A(1)	2,751	73,617
Dycom Industries, Inc.(1)	6,310	549,349
EMCOR Group, Inc.	6,824	788,445
Fluor Corp.(1)	27,052	585,946
Great Lakes Dredge & Dock Corp.(1)	6,924	97,698
IES Holdings, Inc.(1)	864	36,322
28

Avantis U.S. Equity ETF
	Shares	Value
INNOVATE Corp.(1)(2)	1,669	$5,558
MasTec, Inc.(1)	10,065	792,719
Matrix Service Co.(1)	30	208
MDU Resources Group, Inc.	15,903	425,723
MYR Group, Inc.(1)	5,337	478,996
Northwest Pipe Co.(1)	90	2,565
Orion Group Holdings, Inc.(1)	8	26
Primoris Services Corp.	17,710	467,013
Quanta Services, Inc.	18,029	1,964,079
Sterling Construction Co., Inc.(1)	713	21,055
Tutor Perini Corp.(1)	2,982	29,224
Valmont Industries, Inc.	1,404	303,896
WillScot Mobile Mini Holdings Corp.(1)	8,528	303,000
		8,060,032
Construction Materials — 0.2%
Eagle Materials, Inc.	6,524	892,679
Forterra, Inc.(1)	872	20,544
Martin Marietta Materials, Inc.	3,652	1,385,569
Summit Materials, Inc., Class A(1)	5,379	167,933
Vulcan Materials Co.	5,736	1,040,797
		3,507,522
Consumer Finance — 1.5%
Ally Financial, Inc.	51,388	2,564,261
American Express Co.	39,451	7,674,798
Atlanticus Holdings Corp.(1)	921	49,062
Capital One Financial Corp.	36,241	5,554,658
Credit Acceptance Corp.(1)	1,236	679,948
Discover Financial Services	35,787	4,417,547
Encore Capital Group, Inc.(1)	6,743	444,971
Enova International, Inc.(1)	9,248	377,041
EZCORP, Inc., Class A(1)	5,523	33,083
FirstCash Holdings, Inc.	5,598	403,280
Green Dot Corp., Class A(1)	12,280	351,822
LendingClub Corp.(1)	5,000	92,900
Navient Corp.	37,718	664,214
Nelnet, Inc., Class A	5,664	456,235
OneMain Holdings, Inc.	15,112	770,410
PRA Group, Inc.(1)	2,730	121,840
PROG Holdings, Inc.(1)	11,635	356,496
Regional Management Corp.	1,045	53,640
SLM Corp.	72,882	1,435,775
Synchrony Financial	67,675	2,895,136
Upstart Holdings, Inc.(1)(2)	2,821	445,690
World Acceptance Corp.(1)	565	111,006
		29,953,813
Containers and Packaging — 0.6%
Amcor plc	39,514	459,548
AptarGroup, Inc.	6,501	792,342
Avery Dennison Corp.	7,387	1,301,589
Ball Corp.	9,731	873,260
Berry Global Group, Inc.(1)	9,057	549,307
29

Avantis U.S. Equity ETF
	Shares	Value
Crown Holdings, Inc.	5,980	$733,567
Graphic Packaging Holding Co.	33,808	695,769
Greif, Inc., Class A	613	35,241
Greif, Inc., Class B	16	911
International Paper Co.	28,664	1,247,744
Myers Industries, Inc.	2,626	43,644
O-I Glass, Inc.(1)	5,433	69,434
Packaging Corp. of America	12,339	1,816,177
Sealed Air Corp.	4,994	335,247
Silgan Holdings, Inc.	1,564	65,500
Sonoco Products Co.	11,899	698,709
TriMas Corp.	6,573	213,688
UFP Technologies, Inc.(1)	85	5,877
WestRock Co.	29,250	1,324,148
		11,261,702
Distributors — 0.3%
Funko, Inc., Class A(1)	3,089	53,934
Genuine Parts Co.	19,935	2,435,260
LKQ Corp.	22,113	1,038,205
Pool Corp.	4,271	1,958,595
		5,485,994
Diversified Consumer Services — 0.1%
2U, Inc.(1)	2,196	23,058
American Public Education, Inc.(1)	23	459
Bright Horizons Family Solutions, Inc.(1)	1,692	221,043
frontdoor, Inc.(1)	5,030	151,151
Graham Holdings Co., Class B	61	36,669
Grand Canyon Education, Inc.(1)	5,220	453,253
H&R Block, Inc.	2,520	62,521
Houghton Mifflin Harcourt Co.(1)	3,378	70,769
Laureate Education, Inc., Class A	13,012	141,050
OneSpaWorld Holdings Ltd.(1)	1,679	17,361
Perdoceo Education Corp.(1)	5,644	59,093
Service Corp. International	9,062	551,423
Strategic Education, Inc.	353	20,834
Stride, Inc.(1)	1,135	38,113
Terminix Global Holdings, Inc.(1)	623	26,515
Universal Technical Institute, Inc.(1)	767	6,627
		1,879,939
Diversified Financial Services — 0.9%
Alerus Financial Corp.	981	28,204
Apollo Global Management, Inc.	36,792	2,401,046
Berkshire Hathaway, Inc., Class B(1)	36,046	11,586,987
Cannae Holdings, Inc.(1)	3,787	101,681
Equitable Holdings, Inc.	66,819	2,182,308
Voya Financial, Inc.	12,023	809,749
		17,109,975
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	210,494	4,986,603
ATN International, Inc.	811	27,031
Cogent Communications Holdings, Inc.	1,026	65,048
30

Avantis U.S. Equity ETF
	Shares	Value
Consolidated Communications Holdings, Inc.(1)	2,677	$19,060
EchoStar Corp., Class A(1)	2,795	68,030
IDT Corp., Class B(1)	4,030	145,322
Iridium Communications, Inc.(1)	17,526	693,854
Lumen Technologies, Inc.	41,525	430,199
Verizon Communications, Inc.	197,780	10,614,853
		17,050,000
Electric Utilities — 1.5%
ALLETE, Inc.	2,445	153,888
Alliant Energy Corp.	12,883	752,367
American Electric Power Co., Inc.	27,658	2,507,198
Avangrid, Inc.(2)	914	41,011
Constellation Energy Corp.	20,516	943,326
Duke Energy Corp.	14,685	1,474,521
Edison International	28,016	1,776,775
Entergy Corp.	17,074	1,796,356
Evergy, Inc.	14,805	923,980
Eversource Energy	8,791	719,104
Exelon Corp.	62,586	2,663,660
FirstEnergy Corp.	25,587	1,070,816
Hawaiian Electric Industries, Inc.	12,977	531,797
IDACORP, Inc.	5,071	527,130
MGE Energy, Inc.	359	25,855
NextEra Energy, Inc.	33,411	2,615,079
NRG Energy, Inc.	11,831	447,685
OGE Energy Corp.	15,620	586,531
Otter Tail Corp.	4,658	288,144
PG&E Corp.(1)	146,490	1,665,591
Pinnacle West Capital Corp.	10,743	760,927
PNM Resources, Inc.	2,216	100,097
Portland General Electric Co.	11,621	589,998
PPL Corp.	56,374	1,475,308
Southern Co. (The)	46,857	3,034,928
Via Renewables, Inc.	2	22
Xcel Energy, Inc.	29,848	2,009,666
		29,481,760
Electrical Equipment — 0.6%
Acuity Brands, Inc.	4,151	757,018
Allied Motion Technologies, Inc.	102	3,552
AMETEK, Inc.	7,452	967,195
Atkore, Inc.(1)	10,261	1,043,646
AZZ, Inc.	7,859	386,899
Bloom Energy Corp., Class A(1)	1,598	35,476
Eaton Corp. plc	13,305	2,052,828
Emerson Electric Co.	16,722	1,553,808
Encore Wire Corp.	1,579	183,827
Generac Holdings, Inc.(1)	2,653	836,942
Hubbell, Inc.	2,413	430,117
LSI Industries, Inc.	1,121	7,645
nVent Electric plc	2,488	84,418
Orion Energy Systems, Inc.(1)	35	108
31

Avantis U.S. Equity ETF
	Shares	Value
Plug Power, Inc.(1)(2)	3,452	$87,301
Regal Rexnord Corp.	3,985	638,995
Rockwell Automation, Inc.	7,222	1,925,241
Sensata Technologies Holding plc(1)	1,907	110,434
Stem, Inc.(1)	3,048	29,017
Sunrun, Inc.(1)	9,611	262,188
Thermon Group Holdings, Inc.(1)	1	17
TPI Composites, Inc.(1)	9,619	130,049
		11,526,721
Electronic Equipment, Instruments and Components — 1.3%
Advanced Energy Industries, Inc.	6,669	572,534
Amphenol Corp., Class A	10,853	824,937
Arlo Technologies, Inc.(1)	2,485	23,061
Arrow Electronics, Inc.(1)	11,741	1,430,993
Avnet, Inc.	13,805	580,776
Badger Meter, Inc.	5,199	516,833
Belden, Inc.	515	29,020
Benchmark Electronics, Inc.	8,576	224,177
CDW Corp.	6,851	1,181,523
Cognex Corp.	6,458	436,303
Coherent, Inc.(1)	2,203	582,297
Corning, Inc.	76,295	3,082,318
CTS Corp.	2,160	81,950
ePlus, Inc.(1)	7,056	330,926
Fabrinet(1)	2,346	234,905
FARO Technologies, Inc.(1)	666	36,457
Flex Ltd.(1)	58,349	962,175
II-VI, Inc.(1)	4,717	327,643
Insight Enterprises, Inc.(1)	6,702	697,008
IPG Photonics Corp.(1)	2,494	325,093
Jabil, Inc.	25,217	1,457,795
Keysight Technologies, Inc.(1)	11,452	1,802,201
Kimball Electronics, Inc.(1)	3,734	64,374
Knowles Corp.(1)	4,003	87,185
Littelfuse, Inc.	396	102,251
Methode Electronics, Inc.	1,899	86,670
National Instruments Corp.	11,479	460,882
Novanta, Inc.(1)	606	82,798
OSI Systems, Inc.(1)	3,725	300,496
PC Connection, Inc.	286	13,954
Plexus Corp.(1)	5,830	474,970
Rogers Corp.(1)	2,559	698,607
Sanmina Corp.(1)	12,583	500,552
ScanSource, Inc.(1)	3,147	99,382
TD SYNNEX Corp.	8,674	883,273
TE Connectivity Ltd.	16,301	2,321,751
Teledyne Technologies, Inc.(1)	1,807	775,890
Trimble, Inc.(1)	5,964	415,989
TTM Technologies, Inc.(1)	20,786	261,280
Vishay Intertechnology, Inc.	24,012	460,790
Vishay Precision Group, Inc.(1)	537	16,867
32

Avantis U.S. Equity ETF
	Shares	Value
Vontier Corp.	3,742	$90,931
Zebra Technologies Corp., Class A(1)	1,444	596,863
		24,536,680
Energy Equipment and Services — 0.7%
Archrock, Inc.	58,113	485,243
Baker Hughes Co.	30,987	910,398
Bristow Group, Inc.(1)	2,144	71,052
Cactus, Inc., Class A	11,120	563,339
ChampionX Corp.(1)	12,124	259,575
DMC Global, Inc.(1)	932	27,401
Dril-Quip, Inc.(1)	1,287	37,117
Expro Group Holdings NV(1)	1,950	31,375
Halliburton Co.	128,700	4,315,311
Helix Energy Solutions Group, Inc.(1)	10,604	42,946
Helmerich & Payne, Inc.	14,245	516,096
Liberty Oilfield Services, Inc., Class A(1)	4,616	57,608
Nabors Industries Ltd.(1)	1,007	126,419
National Energy Services Reunited Corp.(1)	1,433	12,768
NexTier Oilfield Solutions, Inc.(1)	12,299	97,900
NOV, Inc.	73,420	1,259,153
Oceaneering International, Inc.(1)	35,194	515,240
Oil States International, Inc.(1)	1,064	5,565
Patterson-UTI Energy, Inc.	52,639	759,581
ProPetro Holding Corp.(1)	16,674	212,927
RPC, Inc.(1)	1,677	14,707
Schlumberger NV	31,072	1,219,265
SEACOR Marine Holdings, Inc.(1)	90	461
Select Energy Services, Inc., Class A(1)	3,771	31,224
Solaris Oilfield Infrastructure, Inc., Class A	912	9,485
TechnipFMC plc(1)	79,045	541,458
TETRA Technologies Inc(1)	15,000	48,000
Tidewater, Inc.(1)	2,743	40,624
Transocean Ltd.(1)	77,840	275,554
US Silica Holdings, Inc.(1)	15,622	225,894
Weatherford International plc(1)	17,104	485,754
		13,199,440
Entertainment — 0.8%
Activision Blizzard, Inc.	18,758	1,528,777
AMC Entertainment Holdings, Inc., Class A(1)(2)	17,035	321,280
Cinemark Holdings, Inc.(1)	883	15,488
Electronic Arts, Inc.	12,814	1,666,973
IMAX Corp.(1)	1,784	36,893
Liberty Media Corp.-Liberty Braves, Class C(1)	2,527	62,417
Liberty Media Corp.-Liberty Formula One, Class C(1)	9,999	607,239
Live Nation Entertainment, Inc.(1)	3,765	454,887
Madison Square Garden Entertainment Corp.(1)	3,269	256,159
Madison Square Garden Sports Corp.(1)	509	88,057
Netflix, Inc.(1)	13,847	5,462,919
Playtika Holding Corp.(1)	3,017	62,150
Roku, Inc.(1)	1,167	162,832
Take-Two Interactive Software, Inc.(1)	6,954	1,126,548
33

Avantis U.S. Equity ETF
	Shares	Value
Walt Disney Co. (The)(1)	24,898	$3,696,357
World Wrestling Entertainment, Inc., Class A	9,574	567,355
Zynga, Inc., Class A(1)	38,235	347,174
		16,463,505
Food and Staples Retailing — 1.8%
Andersons, Inc. (The)	2,321	105,838
BJ's Wholesale Club Holdings, Inc.(1)	6,854	430,911
Casey's General Stores, Inc.	5,915	1,112,493
Chefs' Warehouse, Inc. (The)(1)	1,216	39,946
Costco Wholesale Corp.	23,362	12,130,718
HF Foods Group, Inc.(1)(2)	111	694
Ingles Markets, Inc., Class A	3,072	252,580
Kroger Co. (The)	91,221	4,269,143
Natural Grocers by Vitamin Cottage, Inc.	24	407
Performance Food Group Co.(1)	26,548	1,487,750
PriceSmart, Inc.	5,555	403,960
SpartanNash Co.	6,771	190,536
Sprouts Farmers Market, Inc.(1)	23,029	655,866
Sysco Corp.	24,164	2,104,684
United Natural Foods, Inc.(1)	14,854	597,576
US Foods Holding Corp.(1)	2,116	82,714
Village Super Market, Inc., Class A	991	22,575
Walgreens Boots Alliance, Inc.	43,648	2,011,736
Walmart, Inc.	62,797	8,487,643
Weis Markets, Inc.	2,660	164,042
		34,551,812
Food Products — 1.2%
Archer-Daniels-Midland Co.	27,007	2,118,699
B&G Foods, Inc.	16,486	487,986
Bunge Ltd.	18,852	1,970,977
Cal-Maine Foods, Inc.	424	18,770
Calavo Growers, Inc.	780	33,298
Campbell Soup Co.	11,712	526,689
Conagra Brands, Inc.	2,867	100,259
Darling Ingredients, Inc.(1)	19,070	1,382,194
Flowers Foods, Inc.	27,881	764,218
Fresh Del Monte Produce, Inc.	1,634	42,288
General Mills, Inc.	12,340	832,086
Hain Celestial Group, Inc. (The)(1)	9,332	339,312
Hershey Co. (The)	11,675	2,361,385
Hormel Foods Corp.	11,627	553,910
Hostess Brands, Inc.(1)	7,178	154,614
Ingredion, Inc.	9,963	884,117
J&J Snack Foods Corp.	363	59,430
J.M. Smucker Co. (The)	8,972	1,208,977
John B Sanfilippo & Son, Inc.	680	54,074
Kellogg Co.	8,300	530,702
Kraft Heinz Co. (The)	19,406	761,103
Lamb Weston Holdings, Inc.	15,613	1,037,172
Lancaster Colony Corp.	805	135,409
Landec Corp.(1)	471	5,426
34

Avantis U.S. Equity ETF
	Shares	Value
McCormick & Co., Inc.	4,521	$430,264
Mondelez International, Inc., Class A	35,876	2,349,160
Pilgrim's Pride Corp.(1)	7,154	168,691
Post Holdings, Inc.(1)	581	61,086
Sanderson Farms, Inc.	2,212	395,041
Seaboard Corp.	9	34,735
Seneca Foods Corp., Class A(1)	279	13,880
Simply Good Foods Co. (The)(1)	3,588	142,192
Tootsie Roll Industries, Inc.	653	22,039
TreeHouse Foods, Inc.(1)	10	393
Tyson Foods, Inc., Class A	27,022	2,503,859
		22,484,435
Gas Utilities — 0.2%
Atmos Energy Corp.	5,395	592,425
Chesapeake Utilities Corp.	362	48,128
Macquarie Infrastructure Holdings LLC	11,234	41,004
National Fuel Gas Co.	8,901	553,998
New Jersey Resources Corp.	11,056	482,263
Northwest Natural Holding Co.	2,360	122,744
ONE Gas, Inc.	2,850	236,806
South Jersey Industries, Inc.	4,032	136,806
Southwest Gas Holdings, Inc.	6,016	426,775
Spire, Inc.	13	872
Star Group LP	1,088	10,608
UGI Corp.	11,258	432,758
		3,085,187
Health Care Equipment and Supplies — 2.1%
Abbott Laboratories	44,916	5,417,768
ABIOMED, Inc.(1)	1,764	548,145
Align Technology, Inc.(1)	3,956	2,023,336
AngioDynamics, Inc.(1)	1,618	38,072
Apyx Medical Corp.(1)	320	3,238
Artivion, Inc.(1)	224	4,379
Atrion Corp.	38	27,187
Avanos Medical, Inc.(1)	2,943	104,153
Axogen, Inc.(1)	60	560
Baxter International, Inc.	39,102	3,322,497
Becton Dickinson and Co.	4,056	1,100,312
Boston Scientific Corp.(1)	32,004	1,413,617
Cooper Cos., Inc. (The)	1,940	793,499
DENTSPLY SIRONA, Inc.	8,955	484,824
DexCom, Inc.(1)	1,553	642,802
Edwards Lifesciences Corp.(1)	21,733	2,442,137
Glaukos Corp.(1)	1,204	66,593
Globus Medical, Inc., Class A(1)	2,430	170,878
Haemonetics Corp.(1)	6,566	378,924
Hologic, Inc.(1)	20,696	1,472,934
ICU Medical, Inc.(1)	2,446	579,042
IDEXX Laboratories, Inc.(1)	6,288	3,347,417
Insulet Corp.(1)	1,832	484,912
Integer Holdings Corp.(1)	5,087	426,647
35

Avantis U.S. Equity ETF
	Shares	Value
Integra LifeSciences Holdings Corp.(1)	1,192	$79,935
Intuitive Surgical, Inc.(1)	9,632	2,796,459
Lantheus Holdings, Inc.(1)	17,717	847,227
LENSAR, Inc.(1)	146	856
LivaNova plc(1)	8,282	652,787
Masimo Corp.(1)	2,197	345,918
Medtronic plc	28,613	3,004,079
Meridian Bioscience, Inc.(1)	12,287	310,861
Merit Medical Systems, Inc.(1)	7,495	487,400
Natus Medical, Inc.(1)	2,335	64,960
Neogen Corp.(1)	1,414	50,480
Nevro Corp.(1)	309	22,155
Novocure Ltd.(1)	390	31,925
NuVasive, Inc.(1)	9,703	525,126
OraSure Technologies, Inc.(1)	2,352	18,346
Orthofix Medical, Inc.(1)	1,659	56,373
Penumbra, Inc.(1)	403	89,361
Quidel Corp.(1)	5,506	582,480
ResMed, Inc.	5,137	1,267,555
Shockwave Medical, Inc.(1)	21	3,722
Sientra, Inc.(1)	6	17
STERIS plc	2,753	660,720
Stryker Corp.	6,455	1,699,924
Surmodics, Inc.(1)	815	36,577
Tandem Diabetes Care, Inc.(1)	180	20,273
Teleflex, Inc.	621	208,848
Varex Imaging Corp.(1)	889	21,016
Zimmer Biomet Holdings, Inc.	6,087	774,205
		39,953,458
Health Care Providers and Services — 2.3%
Acadia Healthcare Co., Inc.(1)	1,595	90,452
Addus HomeCare Corp.(1)	668	56,807
Amedisys, Inc.(1)	594	95,183
AmerisourceBergen Corp.	5,449	776,646
AMN Healthcare Services, Inc.(1)	1,662	176,405
Anthem, Inc.	17,173	7,759,620
Apollo Medical Holdings, Inc.(1)(2)	2,255	108,511
Brookdale Senior Living, Inc.(1)	80,458	553,551
Cardinal Health, Inc.	11,658	629,649
Centene Corp.(1)	36,644	3,027,527
Chemed Corp.	1,035	495,030
Cigna Corp.	8,934	2,124,326
CorVel Corp.(1)	1,026	163,196
Cross Country Healthcare, Inc.(1)	6,762	150,995
CVS Health Corp.	18,060	1,871,919
DaVita, Inc.(1)	1,187	133,858
Encompass Health Corp.	1,182	78,036
Ensign Group, Inc. (The)	9,958	836,870
Fulgent Genetics, Inc.(1)(2)	5,688	354,362
Guardant Health, Inc.(1)	944	62,559
Hanger, Inc.(1)	37	670
36

Avantis U.S. Equity ETF
	Shares	Value
HCA Healthcare, Inc.	7,312	$1,830,267
HealthEquity, Inc.(1)	86	4,619
Henry Schein, Inc.(1)	7,334	633,511
Humana, Inc.	7,837	3,403,766
Joint Corp. (The)(1)	894	36,654
Laboratory Corp. of America Holdings(1)	8,302	2,252,000
LHC Group, Inc.(1)	95	12,936
McKesson Corp.	4,303	1,183,153
ModivCare, Inc.(1)	3,884	458,312
Molina Healthcare, Inc.(1)	8,422	2,584,459
National Healthcare Corp.	1,182	76,854
National Research Corp.	715	28,443
Owens & Minor, Inc.	15,985	705,738
Patterson Cos., Inc.	16,188	484,021
Premier, Inc., Class A	13,361	480,194
Privia Health Group, Inc.(1)	1,694	43,604
Quest Diagnostics, Inc.	3,777	495,807
R1 RCM, Inc.(1)	16,502	448,689
RadNet, Inc.(1)	2,262	55,804
Select Medical Holdings Corp.	9	208
Tenet Healthcare Corp.(1)	6,990	601,070
Tivity Health, Inc.(1)	3,479	94,907
UnitedHealth Group, Inc.	16,707	7,950,360
Universal Health Services, Inc., Class B	9,511	1,368,918
		44,780,466
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	6,357	123,707
Cerner Corp.	28,353	2,643,917
Change Healthcare, Inc.(1)	22,719	486,641
Evolent Health, Inc., Class A(1)	19,623	522,953
HealthStream, Inc.(1)	887	18,175
NextGen Healthcare, Inc.(1)	3,134	61,207
Omnicell, Inc.(1)	1,051	135,873
Teladoc Health, Inc.(1)	2,826	214,522
Veeva Systems, Inc., Class A(1)	3,618	828,703
		5,035,698
Hotels, Restaurants and Leisure — 1.5%
Accel Entertainment, Inc.(1)	1,137	14,883
Aramark	8,867	327,724
BJ's Restaurants, Inc.(1)	2,004	64,268
Bloomin' Brands, Inc.(1)	12,037	296,231
Booking Holdings, Inc.(1)	1,157	2,513,293
Boyd Gaming Corp.(1)	8,379	594,406
Brinker International, Inc.(1)	634	26,970
Caesars Entertainment, Inc.(1)	7,355	619,217
Carnival Corp.(1)	25,574	519,919
Carrols Restaurant Group, Inc.	62	164
Century Casinos, Inc.(1)	4	49
Cheesecake Factory, Inc. (The)(1)	11,520	492,941
Chipotle Mexican Grill, Inc.(1)	951	1,448,706
Choice Hotels International, Inc.	799	115,336
37

Avantis U.S. Equity ETF
	Shares	Value
Churchill Downs, Inc.	2,437	$587,000
Chuy's Holdings, Inc.(1)	1,418	46,227
Cracker Barrel Old Country Store, Inc.	3,892	522,579
Darden Restaurants, Inc.	14,020	2,035,984
Dave & Buster's Entertainment, Inc.(1)	623	27,001
Denny's Corp.(1)	600	9,492
Domino's Pizza, Inc.	1,101	475,863
Expedia Group, Inc.(1)	2,194	430,265
Fiesta Restaurant Group, Inc.(1)	293	2,951
Golden Entertainment, Inc.(1)	1,830	104,182
Hilton Grand Vacations, Inc.(1)	17,456	905,268
Hilton Worldwide Holdings, Inc.(1)	5,590	832,127
Hyatt Hotels Corp., Class A(1)	2,540	246,659
Jack in the Box, Inc.	263	22,689
Las Vegas Sands Corp.(1)	12,239	524,564
Lindblad Expeditions Holdings, Inc.(1)	902	15,993
Marriott International, Inc., Class A(1)	10,501	1,786,640
Marriott Vacations Worldwide Corp.	359	57,681
McDonald's Corp.	12,608	3,086,060
MGM Resorts International	20,491	907,546
Monarch Casino & Resort, Inc.(1)	1,678	130,716
Noodles & Co.(1)	6,097	41,704
Norwegian Cruise Line Holdings Ltd.(1)	23,289	453,903
Papa John's International, Inc.	432	46,146
Penn National Gaming, Inc.(1)	13,556	696,101
Planet Fitness, Inc., Class A(1)	1,071	90,639
Playa Hotels & Resorts NV(1)	3,791	35,825
RCI Hospitality Holdings, Inc.	272	17,658
Red Robin Gourmet Burgers, Inc.(1)	318	5,581
Red Rock Resorts, Inc., Class A	14,725	740,373
Royal Caribbean Cruises Ltd.(1)	8,341	673,286
Ruth's Hospitality Group, Inc.	1,648	40,887
Scientific Games Corp., Class A(1)	1,694	106,587
SeaWorld Entertainment, Inc.(1)	9,834	682,381
Six Flags Entertainment Corp.(1)	1,211	52,872
Starbucks Corp.	21,647	1,986,978
Texas Roadhouse, Inc.	8,245	782,533
Travel + Leisure Co.	6,724	376,880
Vail Resorts, Inc.	1,368	356,432
Wendy's Co. (The)	21,971	499,621
Wingstop, Inc.	350	50,873
Wyndham Hotels & Resorts, Inc.	359	31,021
Wynn Resorts Ltd.(1)	9,320	806,366
Yum! Brands, Inc.	6,202	760,241
		29,126,482
Household Durables — 1.0%
Beazer Homes USA, Inc.(1)	3,612	59,128
Cavco Industries, Inc.(1)	1,878	511,999
Century Communities, Inc.	7,660	488,095
D.R. Horton, Inc.	18,400	1,571,360
Ethan Allen Interiors, Inc.	2,011	52,407
38

Avantis U.S. Equity ETF
	Shares	Value
Garmin Ltd.	7,192	$794,284
GoPro, Inc., Class A(1)	15,431	132,707
Green Brick Partners, Inc.(1)	819	18,993
Helen of Troy Ltd.(1)	2,459	505,742
Installed Building Products, Inc.	2,268	219,316
iRobot Corp.(1)	3,566	221,663
KB Home	12,085	466,602
La-Z-Boy, Inc.	13,160	384,009
Legacy Housing Corp.(1)	63	1,605
Leggett & Platt, Inc.	1,379	51,133
Lennar Corp., Class A	22,490	2,021,401
LGI Homes, Inc.(1)	1,013	127,770
Lifetime Brands, Inc.	86	1,127
M.D.C. Holdings, Inc.	2,186	96,927
M/I Homes, Inc.(1)	8,040	396,292
Meritage Homes Corp.(1)	6,309	621,941
Mohawk Industries, Inc.(1)	9,163	1,289,967
Newell Brands, Inc.	51,992	1,234,810
NVR, Inc.(1)	252	1,249,527
PulteGroup, Inc.	34,538	1,715,157
Skyline Champion Corp.(1)	4,531	304,664
Sonos, Inc.(1)	22,469	615,426
Taylor Morrison Home Corp.(1)	17,447	514,686
Tempur Sealy International, Inc.	14,871	490,892
Toll Brothers, Inc.	18,292	992,524
TopBuild Corp.(1)	158	33,919
Tri Pointe Homes, Inc.(1)	24,184	540,996
Universal Electronics, Inc.(1)	924	30,704
Whirlpool Corp.	8,595	1,729,916
		19,487,689
Household Products — 0.7%
Central Garden & Pet Co.(1)	35	1,657
Central Garden & Pet Co., Class A(1)	10,885	479,375
Church & Dwight Co., Inc.	9,251	905,210
Clorox Co. (The)	6,751	984,228
Colgate-Palmolive Co.	28,304	2,177,993
Energizer Holdings, Inc.	1,917	64,009
Kimberly-Clark Corp.	10,510	1,367,877
Procter & Gamble Co. (The)	51,221	7,984,842
Spectrum Brands Holdings, Inc.	3,416	316,936
WD-40 Co.	624	132,219
		14,414,346
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	90,858	1,928,915
Clearway Energy, Inc., Class A	1,679	51,361
Clearway Energy, Inc., Class C	2,204	73,614
NextEra Energy Partners LP	6,495	506,675
Ormat Technologies, Inc.(2)	5,773	411,903
Sunnova Energy International, Inc.(1)	3,368	67,865
Vistra Corp.	66,841	1,525,312
		4,565,645
39

Avantis U.S. Equity ETF
	Shares	Value
Industrial Conglomerates — 0.4%
3M Co.	13,305	$1,977,788
General Electric Co.	19,504	1,862,827
Honeywell International, Inc.	17,257	3,274,516
Roper Technologies, Inc.	1,191	533,830
		7,648,961
Insurance — 3.4%
Aflac, Inc.	46,654	2,850,093
Alleghany Corp.(1)	870	575,870
Allstate Corp. (The)	29,153	3,567,161
Ambac Financial Group, Inc.(1)	1,415	18,155
American Equity Investment Life Holding Co.	16,217	611,219
American Financial Group, Inc.	10,670	1,444,611
American International Group, Inc.	73,265	4,486,749
American National Group, Inc.	279	52,739
AMERISAFE, Inc.	1,550	73,005
Aon plc, Class A	7,569	2,211,208
Arch Capital Group Ltd.(1)	28,551	1,345,038
Argo Group International Holdings Ltd.	3,281	138,360
Arthur J. Gallagher & Co.	5,240	828,916
Assurant, Inc.	5,105	866,370
Assured Guaranty Ltd.	9,610	595,532
Axis Capital Holdings Ltd.	13,117	716,451
Brighthouse Financial, Inc.(1)	11,327	591,949
Brown & Brown, Inc.	1,861	125,822
Chubb Ltd.	16,407	3,341,122
Cincinnati Financial Corp.	9,571	1,175,223
CNA Financial Corp.	359	16,406
CNO Financial Group, Inc.	20,750	501,528
Employers Holdings, Inc.	1,505	58,484
Enstar Group Ltd.(1)	546	155,626
Erie Indemnity Co., Class A	1,689	295,744
Everest Re Group Ltd.	2,488	741,971
Fidelity National Financial, Inc.	39,927	1,902,122
First American Financial Corp.	17,685	1,185,602
Genworth Financial, Inc., Class A(1)	125,417	509,193
Globe Life, Inc.	10,435	1,053,518
Goosehead Insurance, Inc., Class A	197	17,135
Greenlight Capital Re Ltd., A Shares(1)	438	3,149
Hallmark Financial Services, Inc.(1)	138	548
Hanover Insurance Group, Inc. (The)	4,111	573,526
Hartford Financial Services Group, Inc. (The)	47,138	3,275,148
HCI Group, Inc.	444	27,643
Horace Mann Educators Corp.	11,575	481,404
James River Group Holdings Ltd.	1,650	43,890
Kemper Corp.	7,530	402,403
Kinsale Capital Group, Inc.	740	155,222
Lincoln National Corp.	14,473	975,770
Loews Corp.	15,736	965,246
Markel Corp.(1)	440	546,880
Marsh & McLennan Cos., Inc.	8,833	1,372,737
40

Avantis U.S. Equity ETF
	Shares	Value
MBIA, Inc.(1)	2,999	$45,735
Mercury General Corp.	3,695	203,225
MetLife, Inc.	43,924	2,967,066
National Western Life Group, Inc., Class A	184	39,256
Old Republic International Corp.	33,308	877,666
Primerica, Inc.	6,206	806,097
Principal Financial Group, Inc.	24,046	1,698,609
ProAssurance Corp.	3,055	73,626
Progressive Corp. (The)	44,365	4,699,585
Prudential Financial, Inc.	32,273	3,603,603
Reinsurance Group of America, Inc.	5,564	616,825
RenaissanceRe Holdings Ltd.	3,345	504,359
RLI Corp.	1,686	171,129
Safety Insurance Group, Inc.	2,931	244,563
Selective Insurance Group, Inc.	7,202	599,134
SiriusPoint Ltd.(1)	5,795	42,825
State Auto Financial Corp.	630	32,766
Stewart Information Services Corp.	7,550	512,494
Tiptree, Inc.	1,990	25,452
Travelers Cos., Inc. (The)	24,599	4,226,846
Trupanion, Inc.(1)	231	20,705
United Fire Group, Inc.	18	497
Universal Insurance Holdings, Inc.	1,959	22,646
Unum Group	20,609	575,403
White Mountains Insurance Group Ltd.	284	298,257
Willis Towers Watson plc	2,187	486,170
WR Berkley Corp.	9,246	834,914
		65,105,941
Interactive Media and Services — 3.6%
Alphabet, Inc., Class A(1)	9,017	24,356,179
Alphabet, Inc., Class C(1)	8,528	23,007,009
Bumble, Inc., Class A(1)	780	19,991
Cargurus, Inc.(1)	7,911	383,288
Cars.com, Inc.(1)	11,800	190,924
IAC/InterActiveCorp(1)	3,276	375,954
Match Group, Inc.(1)	5,579	622,003
Meta Platforms, Inc., Class A(1)	86,323	18,216,743
Snap, Inc., Class A(1)	19,097	762,734
TrueCar, Inc.(1)	50	167
Twitter, Inc.(1)	26,416	939,089
Yelp, Inc.(1)	2,985	101,162
Ziff Davis, Inc.(1)	802	80,681
		69,055,924
Internet and Direct Marketing Retail — 2.5%
1-800-Flowers.com, Inc., Class A(1)	3,367	52,121
Amazon.com, Inc.(1)	14,568	44,742,116
DoorDash, Inc., Class A(1)	3,495	366,800
eBay, Inc.	27,533	1,503,026
Etsy, Inc.(1)	3,987	617,546
Liquidity Services, Inc.(1)	3,598	61,994
41

Avantis U.S. Equity ETF
	Shares	Value
MercadoLibre, Inc.(1)	842	$948,639
PetMed Express, Inc.	1,769	47,675
Revolve Group, Inc.(1)	7,704	365,401
Shutterstock, Inc.	4,789	433,548
Wayfair, Inc., Class A(1)(2)	1,965	276,810
		49,415,676
IT Services — 3.1%
Accenture plc, Class A	26,970	8,523,059
Akamai Technologies, Inc.(1)	10,818	1,171,157
Alliance Data Systems Corp.	9,986	673,556
Amdocs Ltd.	10,836	852,793
Automatic Data Processing, Inc.	22,386	4,576,594
Block, Inc.(1)	10,858	1,384,395
Broadridge Financial Solutions, Inc.	7,013	1,025,371
Cass Information Systems, Inc.	681	26,954
Cognizant Technology Solutions Corp., Class A	36,016	3,102,058
Computer Task Group, Inc.(1)	51	470
Concentrix Corp.	5,500	1,099,395
CSG Systems International, Inc.	9,982	616,089
DXC Technology Co.(1)	43,946	1,495,482
EPAM Systems, Inc.(1)	2,541	527,893
Euronet Worldwide, Inc.(1)	4,348	557,544
EVERTEC, Inc.	1,939	78,258
ExlService Holdings, Inc.(1)	1,280	154,611
Fidelity National Information Services, Inc.	10,004	952,681
Fiserv, Inc.(1)	7,923	773,839
FleetCor Technologies, Inc.(1)	2,312	541,470
Gartner, Inc.(1)	4,158	1,165,986
Genpact Ltd.	4,159	174,013
Global Payments, Inc.	5,437	725,187
GoDaddy, Inc., Class A(1)	5,524	460,757
Hackett Group, Inc. (The)	732	15,167
International Business Machines Corp.	24,812	3,039,718
International Money Express, Inc.(1)	961	15,434
Jack Henry & Associates, Inc.	3,866	683,509
Kyndryl Holdings, Inc.(1)	28,386	450,202
LiveRamp Holdings, Inc.(1)	1,189	51,317
Mastercard, Inc., Class A	24,790	8,944,728
MAXIMUS, Inc.	6,140	484,200
MongoDB, Inc.(1)	632	241,418
Okta, Inc.(1)	1,501	274,443
Paychex, Inc.	18,060	2,150,224
PayPal Holdings, Inc.(1)	23,465	2,626,438
Perficient, Inc.(1)	190	19,361
Sabre Corp.(1)	5,754	62,891
Switch, Inc., Class A	2,302	59,898
TTEC Holdings, Inc.	2,512	199,704
Tucows, Inc., Class A(1)	85	5,710
Twilio, Inc., Class A(1)	2,666	466,017
Unisys Corp.(1)	1,184	25,302
VeriSign, Inc.(1)	2,420	517,202
42

Avantis U.S. Equity ETF
	Shares	Value
Visa, Inc., Class A	41,895	$9,054,347
Western Union Co. (The)	29,283	532,365
WEX, Inc.(1)	793	133,629
		60,712,836
Leisure Products — 0.3%
Acushnet Holdings Corp.	2,973	130,217
American Outdoor Brands, Inc.(1)	141	2,204
Brunswick Corp.	13,182	1,259,145
Callaway Golf Co.(1)	2,653	65,635
Clarus Corp.	304	6,922
Hasbro, Inc.	5,907	573,274
Johnson Outdoors, Inc., Class A	466	38,431
Malibu Boats, Inc., Class A(1)	6,878	479,190
Marine Products Corp.	2	24
MasterCraft Boat Holdings, Inc.(1)	2,140	61,290
Mattel, Inc.(1)	4,952	123,701
Peloton Interactive, Inc., Class A(1)	8,827	256,513
Polaris, Inc.	10,417	1,265,770
Smith & Wesson Brands, Inc.	6,967	122,828
Sturm Ruger & Co., Inc.	5,568	403,179
Vista Outdoor, Inc.(1)	14,684	535,232
YETI Holdings, Inc.(1)	12,983	799,233
		6,122,788
Life Sciences Tools and Services — 1.0%
Adaptive Biotechnologies Corp.(1)	1,507	21,746
Agilent Technologies, Inc.	7,452	971,443
Bio-Rad Laboratories, Inc., Class A(1)	973	609,059
Bio-Techne Corp.	1,058	443,736
Bruker Corp.	11,141	783,992
Charles River Laboratories International, Inc.(1)	1,836	534,570
Danaher Corp.	10,028	2,751,783
Illumina, Inc.(1)	4,117	1,344,612
IQVIA Holdings, Inc.(1)	3,026	696,343
Medpace Holdings, Inc.(1)	260	39,772
Mettler-Toledo International, Inc.(1)	1,512	2,130,015
PerkinElmer, Inc.	1,381	248,041
Repligen Corp.(1)	2,105	414,054
Syneos Health, Inc.(1)	359	28,433
Thermo Fisher Scientific, Inc.	9,910	5,391,040
Waters Corp.(1)	5,948	1,883,910
West Pharmaceutical Services, Inc.	4,427	1,713,603
		20,006,152
Machinery — 2.4%
AGCO Corp.	8,493	1,020,519
Alamo Group, Inc.	1,924	267,648
Albany International Corp., Class A	5,890	517,260
Allison Transmission Holdings, Inc.	2,835	113,230
Altra Industrial Motion Corp.	2,197	93,307
Astec Industries, Inc.	5,652	281,470
Barnes Group, Inc.	1,900	88,255
Caterpillar, Inc.	35,503	6,659,653
43

Avantis U.S. Equity ETF
	Shares	Value
CIRCOR International, Inc.(1)	1,274	$34,322
Colfax Corp.(1)	4,987	200,527
Columbus McKinnon Corp.	1,286	58,693
Commercial Vehicle Group, Inc.(1)	1,354	10,818
Crane Co.	957	96,734
Cummins, Inc.	14,307	2,920,345
Deere & Co.	22,751	8,190,815
Donaldson Co., Inc.	15,694	851,713
Douglas Dynamics, Inc.	2,123	77,999
Dover Corp.	3,368	528,304
Energy Recovery, Inc.(1)	2,481	47,139
Enerpac Tool Group Corp.	1,638	28,255
EnPro Industries, Inc.	5,236	578,264
ESCO Technologies, Inc.	694	48,282
Federal Signal Corp.	8,488	306,502
Flowserve Corp.	13,241	402,129
Fortive Corp.	1,552	100,492
Franklin Electric Co., Inc.	5,094	430,749
Gorman-Rupp Co. (The)	1,072	39,943
Graco, Inc.	19,268	1,389,030
Greenbrier Cos., Inc. (The)	11,180	496,727
Helios Technologies, Inc.	671	52,613
Hyster-Yale Materials Handling, Inc.	921	35,256
IDEX Corp.	2,348	450,581
Illinois Tool Works, Inc.	12,031	2,602,786
Ingersoll Rand, Inc.	12,138	613,212
ITT, Inc.	7,861	690,746
John Bean Technologies Corp.	670	75,958
Kennametal, Inc.	13,567	430,210
Lincoln Electric Holdings, Inc.	7,998	1,019,425
Lindsay Corp.	342	44,874
Manitowoc Co., Inc. (The)(1)	63	1,041
Mayville Engineering Co., Inc.(1)	3	31
Meritor, Inc.(1)	2,387	85,001
Middleby Corp.(1)	631	112,078
Miller Industries, Inc.	912	28,254
Mueller Industries, Inc.	10,617	605,700
Mueller Water Products, Inc., Class A	33,854	429,607
Nordson Corp.	505	114,377
Oshkosh Corp.	9,184	1,019,791
Otis Worldwide Corp.	6,120	479,380
PACCAR, Inc.	24,518	2,250,998
Park-Ohio Holdings Corp.	296	4,703
Parker-Hannifin Corp.	3,452	1,023,138
Pentair plc	2,045	118,426
Proto Labs, Inc.(1)	1,532	86,144
RBC Bearings, Inc.(1)	2,348	455,160
REV Group, Inc.	828	11,195
Shyft Group, Inc. (The)	11,615	469,362
Snap-on, Inc.	6,277	1,319,300
SPX Corp.(1)	766	38,836
44

Avantis U.S. Equity ETF
	Shares	Value
SPX FLOW, Inc.	6,226	$534,751
Standex International Corp.	661	70,020
Stanley Black & Decker, Inc.	2,929	476,548
Tennant Co.	1,469	115,728
Terex Corp.	13,327	550,139
Timken Co. (The)	9,584	628,327
Titan International, Inc.(1)	5,036	56,403
Toro Co. (The)	13,879	1,301,989
Trinity Industries, Inc.	17,318	499,797
Wabash National Corp.	6,174	105,205
Watts Water Technologies, Inc., Class A	3,670	528,296
Welbilt, Inc.(1)	4,037	95,435
Westinghouse Air Brake Technologies Corp.	10,523	976,745
Xylem, Inc.	4,571	406,590
		46,893,280
Marine — 0.1%
Costamare, Inc.	6,400	86,400
Genco Shipping & Trading Ltd.	6	116
Kirby Corp.(1)	1,510	98,376
Matson, Inc.	8,865	981,976
		1,166,868
Media — 1.0%
Altice USA, Inc., Class A(1)	22,182	256,424
AMC Networks, Inc., Class A(1)	7,825	324,346
Audacy, Inc.(1)	9,930	30,783
Cable One, Inc.	320	458,512
Charter Communications, Inc., Class A(1)	2,752	1,656,099
Comcast Corp., Class A	143,378	6,704,355
Discovery, Inc., Class A(1)	887	24,880
Discovery, Inc., Class C(1)	13,908	389,007
DISH Network Corp., Class A(1)	25,186	804,945
Entravision Communications Corp., Class A	7,224	46,234
Fox Corp., Class A	44,934	1,879,589
Fox Corp., Class B	20,600	788,156
Gannett Co., Inc.(1)	4,740	23,510
Gray Television, Inc.	22,980	538,421
Interpublic Group of Cos., Inc. (The)	7,811	287,445
John Wiley & Sons, Inc., Class A	3	151
Liberty Broadband Corp., Class A(1)	233	33,741
Liberty Broadband Corp., Class C(1)	8,892	1,304,456
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	9,982	502,294
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	3,420	172,231
Loyalty Ventures, Inc.(1)	3,430	82,320
New York Times Co. (The), Class A	13,976	614,804
News Corp., Class A	30,347	677,345
News Corp., Class B	15,031	337,145
Nexstar Media Group, Inc., Class A	969	179,314
Omnicom Group, Inc.	7,974	668,939
Paramount Global, Class B	18,332	561,143
Scholastic Corp.	670	28,194
Sinclair Broadcast Group, Inc., Class A	1,003	30,090
45

Avantis U.S. Equity ETF
	Shares	Value
Sirius XM Holdings, Inc.(2)	14,281	$87,971
TechTarget, Inc.(1)	461	36,133
TEGNA, Inc.	24	550
WideOpenWest, Inc.(1)	9,996	169,832
		19,699,359
Metals and Mining — 1.4%
Alcoa Corp.	36,333	2,737,328
Allegheny Technologies, Inc.(1)	28,482	733,127
Alpha Metallurgical Resources, Inc.(1)	4,140	392,389
Arconic Corp.(1)	18,129	556,560
Carpenter Technology Corp.	7,040	270,266
Century Aluminum Co.(1)	4,487	105,983
Cleveland-Cliffs, Inc.(1)	49,082	1,097,474
Coeur Mining, Inc.(1)	53,643	230,665
Commercial Metals Co.	24,060	927,513
Compass Minerals International, Inc.	7,425	435,253
Fortitude Gold Corp.	744	4,732
Freeport-McMoRan, Inc.	105,272	4,942,520
Haynes International, Inc.	333	12,174
Hecla Mining Co.	19,460	112,090
Kaiser Aluminum Corp.	4,284	413,406
Materion Corp.	1,107	92,490
MP Materials Corp.(1)	2,405	109,716
Newmont Corp.	57,231	3,788,692
Nucor Corp.	29,706	3,909,904
Olympic Steel, Inc.	157	4,203
Reliance Steel & Aluminum Co.	8,799	1,679,465
Royal Gold, Inc.	4,589	556,462
Ryerson Holding Corp.	312	8,149
Schnitzer Steel Industries, Inc., Class A	4,201	204,379
Steel Dynamics, Inc.	31,402	2,216,353
SunCoke Energy, Inc.	5,564	44,123
TimkenSteel Corp.(1)	7,051	127,130
United States Steel Corp.	27,893	758,969
Warrior Met Coal, Inc.	20,909	658,633
Worthington Industries, Inc.	6,954	396,517
		27,526,665
Multi-Utilities — 0.8%
Ameren Corp.	20,475	1,759,826
Avista Corp.	7,527	335,930
CenterPoint Energy, Inc.	29,829	815,823
CMS Energy Corp.	21,057	1,347,859
Consolidated Edison, Inc.	16,912	1,450,542
Dominion Energy, Inc.	38,087	3,029,059
DTE Energy Co.	7,419	902,076
NiSource, Inc.	30,063	869,723
NorthWestern Corp.	1,160	70,157
Public Service Enterprise Group, Inc.	27,466	1,780,621
Sempra Energy	12,486	1,800,731
Unitil Corp.	1,062	53,620
WEC Energy Group, Inc.	5,179	470,668
		14,686,635
46

Avantis U.S. Equity ETF
	Shares	Value
Multiline Retail — 0.9%
Big Lots, Inc.(2)	9,342	$324,728
Dillard's, Inc., Class A	775	194,300
Dollar General Corp.	13,141	2,606,386
Dollar Tree, Inc.(1)	23,041	3,273,665
Kohl's Corp.	26,995	1,501,462
Macy's, Inc.	64,432	1,670,078
Nordstrom, Inc.(1)	16,017	332,193
Ollie's Bargain Outlet Holdings, Inc.(1)	913	39,423
Target Corp.	38,144	7,620,027
		17,562,262
Oil, Gas and Consumable Fuels — 6.2%
Alto Ingredients, Inc.(1)	4,759	27,745
Antero Midstream Corp.	56,020	562,441
Antero Resources Corp.(1)	47,533	1,089,932
APA Corp.	53,495	1,906,027
Arch Resources, Inc.(2)	4,383	523,199
Berry Corp.	9,626	96,260
Brigham Minerals, Inc., Class A	848	19,317
Callon Petroleum Co.(1)	11,591	653,269
Centennial Resource Development, Inc., Class A(1)	17,046	149,664
Cheniere Energy, Inc.	6,601	877,273
Chevron Corp.	96,468	13,891,392
Civitas Resources, Inc.	2,113	106,643
Clean Energy Fuels Corp.(1)	15,332	111,464
CNX Resources Corp.(1)	29,016	474,121
Comstock Resources, Inc.(1)	17,400	144,420
ConocoPhillips	95,790	9,086,639
CONSOL Energy, Inc.(1)	3,874	119,087
Continental Resources, Inc.	9,562	530,022
Coterra Energy, Inc.	140,506	3,278,005
CVR Energy, Inc.	2,328	40,484
Delek US Holdings, Inc.(1)	21,082	363,243
Denbury, Inc.(1)	6,394	464,588
Devon Energy Corp.	113,479	6,757,674
DHT Holdings, Inc.	19,428	122,202
Diamondback Energy, Inc.	26,219	3,620,844
Dorian LPG Ltd.	1,331	18,341
DTE Midstream LLC(1)	3,554	188,717
EnLink Midstream LLC(1)	91,296	812,534
EOG Resources, Inc.	54,957	6,315,658
EQT Corp.	40,480	936,707
Equitrans Midstream Corp.	76,285	488,987
Evolution Petroleum Corp.	477	3,725
Exxon Mobil Corp.	214,982	16,858,888
Green Plains, Inc.(1)	14,534	475,843
Hess Corp.	25,084	2,534,989
HollyFrontier Corp.	15,634	476,055
International Seaways, Inc.	3,697	67,618
Kinder Morgan, Inc.	68,833	1,197,694
Kosmos Energy Ltd.(1)	131,343	638,327
47

Avantis U.S. Equity ETF
	Shares	Value
Laredo Petroleum, Inc.(1)	2,994	$229,221
Magnolia Oil & Gas Corp., Class A	37,418	836,292
Marathon Oil Corp.	124,137	2,800,531
Marathon Petroleum Corp.	53,542	4,169,316
Matador Resources Co.	25,783	1,278,837
Murphy Oil Corp.	30,501	1,057,470
NextDecade Corp.(1)(2)	153	519
Oasis Petroleum, Inc.	4,692	621,737
Occidental Petroleum Corp.	118,350	5,175,445
ONEOK, Inc.	45,022	2,939,937
Overseas Shipholding Group, Inc., Class A(1)	821	1,708
Ovintiv, Inc.	43,822	2,009,239
Par Pacific Holdings, Inc.(1)	1,990	27,064
PBF Energy, Inc., Class A(1)	25,140	417,827
PDC Energy, Inc.	22,314	1,439,699
Phillips 66	32,275	2,718,846
PHX Minerals, Inc.	28	72
Pioneer Natural Resources Co.	22,686	5,435,566
Plains GP Holdings LP, Class A(1)	10,773	121,843
Range Resources Corp.(1)	54,438	1,249,352
Ranger Oil Corp., Class A(1)	4,542	153,338
Rattler Midstream LP	2,616	36,127
Renewable Energy Group, Inc.(1)	10,529	647,533
REX American Resources Corp.(1)	312	29,471
Scorpio Tankers, Inc.	4,575	79,559
SFL Corp. Ltd.	12,091	120,305
SM Energy Co.	28,464	1,010,757
Southwestern Energy Co.(1)	156,218	779,528
Talos Energy, Inc.(1)	8,906	139,913
Targa Resources Corp.	42,856	2,801,497
Teekay Corp.(1)	317	1,068
Teekay Tankers Ltd., Class A(1)	6	86
Valero Energy Corp.	27,221	2,273,226
Whiting Petroleum Corp.	9,056	668,786
Williams Cos., Inc. (The)	75,289	2,355,040
World Fuel Services Corp.	16,309	462,197
		120,118,990
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	3,765	108,545
Glatfelter Corp.	2,820	38,747
Louisiana-Pacific Corp.	19,579	1,408,709
Mercer International, Inc.	2,253	30,122
Neenah, Inc.	1,420	55,309
Sylvamo Corp.(1)	2,839	99,081
Verso Corp., Class A	5,896	156,303
		1,896,816
Personal Products — 0.3%
Beauty Health Co. (The)(1)	2,852	55,272
Coty, Inc., Class A(1)	3,823	35,057
Edgewell Personal Care Co.	11,944	426,162
Estee Lauder Cos., Inc. (The), Class A	10,662	3,159,470
48

Avantis U.S. Equity ETF
	Shares	Value
Herbalife Nutrition Ltd.(1)	1,285	$45,720
Inter Parfums, Inc.	805	74,768
Lifevantage Corp.(1)	15	84
Medifast, Inc.	2,711	504,246
Nature's Sunshine Products, Inc.	2	35
NewAge, Inc.(1)	63	43
Nu Skin Enterprises, Inc., Class A	11,049	512,563
USANA Health Sciences, Inc.(1)	2,257	198,639
		5,012,059
Pharmaceuticals — 3.6%
Amphastar Pharmaceuticals, Inc.(1)	606	16,792
ANI Pharmaceuticals, Inc.(1)	18	674
Antares Pharma, Inc.(1)	5,956	20,846
Arvinas, Inc.(1)	1,936	125,472
AstraZeneca plc, ADR	16,803	1,022,967
Atea Pharmaceuticals, Inc.(1)(2)	7,000	44,380
Bristol-Myers Squibb Co.	107,751	7,399,261
Catalent, Inc.(1)	11,824	1,206,521
Collegium Pharmaceutical, Inc.(1)	3,267	63,609
Corcept Therapeutics, Inc.(1)	21,890	487,928
Durect Corp.(1)	3	2
Elanco Animal Health, Inc.(1)	29,283	831,930
Eli Lilly & Co.	32,734	8,181,863
Endo International plc(1)	30	93
Innoviva, Inc.(1)	13,525	259,815
Intra-Cellular Therapies, Inc.(1)	9,712	538,822
Jazz Pharmaceuticals plc(1)	6,358	873,716
Johnson & Johnson	114,304	18,811,009
Merck & Co., Inc.	130,089	9,962,216
Nektar Therapeutics(1)	3,725	38,144
Organon & Co.	10,070	375,913
Perrigo Co. plc	13,138	466,662
Pfizer, Inc.	299,524	14,059,657
Phibro Animal Health Corp., Class A	1,151	24,516
Prestige Consumer Healthcare, Inc.(1)	9,679	576,191
Revance Therapeutics, Inc.(1)	9	122
SIGA Technologies, Inc.(1)	4,063	24,378
Strongbridge Biopharma Plc(1)	1,036	188
Supernus Pharmaceuticals, Inc.(1)	15,506	495,417
Verrica Pharmaceuticals, Inc.(1)(2)	2	17
Viatris, Inc.	23,798	262,016
Xeris Biopharma Holdings, Inc.(1)(2)	8	19
Zoetis, Inc.	20,358	3,942,327
		70,113,483
Professional Services — 0.6%
Acacia Research Corp.(1)	1,942	7,438
ASGN, Inc.(1)	448	49,634
Barrett Business Services, Inc.	153	9,203
BGSF, Inc.	7	99
Booz Allen Hamilton Holding Corp.	7,459	601,867
CACI International, Inc., Class A(1)	168	47,005
49

Avantis U.S. Equity ETF
	Shares	Value
CoStar Group, Inc.(1)	7,667	$467,764
CRA International, Inc.	587	52,143
Equifax, Inc.	4,260	930,128
Exponent, Inc.	5,110	484,223
Franklin Covey Co.(1)	476	21,944
FTI Consulting, Inc.(1)	706	103,076
Heidrick & Struggles International, Inc.	2,935	125,471
Insperity, Inc.	4,480	402,976
Jacobs Engineering Group, Inc.	4,069	500,487
KBR, Inc.	12,926	641,647
Kelly Services, Inc., Class A	1,273	27,013
Kforce, Inc.	4,462	335,453
Korn Ferry	10,088	668,431
Leidos Holdings, Inc.	4,948	503,904
ManpowerGroup, Inc.	7,806	829,622
ManTech International Corp., Class A	336	28,012
Nielsen Holdings plc	4,378	76,265
Resources Connection, Inc.	2,132	35,391
Robert Half International, Inc.	16,741	2,013,775
Science Applications International Corp.	784	68,749
TransUnion	5,142	466,688
TriNet Group, Inc.(1)	5,342	466,410
TrueBlue, Inc.(1)	4,523	123,026
Verisk Analytics, Inc.	4,634	821,793
		10,909,637
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	33,392	3,234,015
Cushman & Wakefield plc(1)	1,415	31,017
eXp World Holdings, Inc.(2)	792	21,178
Forestar Group, Inc.(1)	314	5,749
FRP Holdings, Inc.(1)	270	15,641
Howard Hughes Corp. (The)(1)	4,771	456,012
Jones Lang LaSalle, Inc.(1)	7,380	1,817,104
Kennedy-Wilson Holdings, Inc.	3,145	69,630
Marcus & Millichap, Inc.(1)	1,231	61,218
Newmark Group, Inc., Class A	9,346	165,237
Opendoor Technologies, Inc.(1)	5,632	47,027
RE/MAX Holdings, Inc., Class A	1,453	43,067
Realogy Holdings Corp.(1)	1,500	27,270
RMR Group, Inc. (The), Class A	571	16,639
St. Joe Co. (The)	4,456	240,758
Tejon Ranch Co.(1)	586	9,950
Zillow Group, Inc., Class A(1)	3,634	208,119
Zillow Group, Inc., Class C(1)	4,480	257,690
		6,727,321
Road and Rail — 1.8%
AMERCO	1,034	597,249
ArcBest Corp.	6,261	580,269
Avis Budget Group, Inc.(1)	288	52,831
Canadian Pacific Railway Ltd.	27,487	1,931,786
CSX Corp.	187,126	6,345,443
50

Avantis U.S. Equity ETF
	Shares	Value
Daseke, Inc.(1)	1,429	$17,934
Heartland Express, Inc.	2,844	40,840
J.B. Hunt Transport Services, Inc.	11,970	2,429,072
Knight-Swift Transportation Holdings, Inc.	12,459	678,766
Landstar System, Inc.	5,189	801,233
Lyft, Inc., Class A(1)	8,977	349,564
Marten Transport Ltd.	5,541	95,582
Norfolk Southern Corp.	18,286	4,690,725
Old Dominion Freight Line, Inc.	11,469	3,601,610
Ryder System, Inc.	10,588	834,758
Saia, Inc.(1)	4,334	1,244,855
Schneider National, Inc., Class B	3,240	84,629
Uber Technologies, Inc.(1)	13,962	503,051
Union Pacific Corp.	39,525	9,721,174
Universal Logistics Holdings, Inc.	10	191
Werner Enterprises, Inc.	11,049	480,190
XPO Logistics, Inc.(1)	3,359	244,132
		35,325,884
Semiconductors and Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(1)	73,645	9,083,398
Alpha & Omega Semiconductor Ltd.(1)	1,104	59,362
Ambarella, Inc.(1)	454	63,428
Amkor Technology, Inc.	21,277	482,350
Analog Devices, Inc.	20,705	3,318,804
Applied Materials, Inc.	61,445	8,245,919
Axcelis Technologies, Inc.(1)	1,448	100,231
Azenta, Inc.	4,973	435,237
Broadcom, Inc.	8,432	4,953,294
CEVA, Inc.(1)	973	39,669
Cirrus Logic, Inc.(1)	8,443	733,443
CMC Materials, Inc.	2,645	490,462
Cohu, Inc.(1)	13,483	420,400
Diodes, Inc.(1)	6,222	557,429
Enphase Energy, Inc.(1)	4,443	740,648
Entegris, Inc.	6,515	850,077
First Solar, Inc.(1)	6,570	494,655
Formfactor, Inc.(1)	10,742	434,944
Intel Corp.	184,380	8,794,926
KLA Corp.	13,655	4,758,767
Kulicke & Soffa Industries, Inc.	8,590	448,742
Lam Research Corp.	10,305	5,784,712
Lattice Semiconductor Corp.(1)	8,648	541,538
MagnaChip Semiconductor Corp.(1)	5,171	94,112
Marvell Technology, Inc.	23,487	1,604,867
Microchip Technology, Inc.	10,558	742,544
Micron Technology, Inc.	80,052	7,113,421
MKS Instruments, Inc.	3,130	471,378
Monolithic Power Systems, Inc.	1,301	596,769
NeoPhotonics Corp.(1)	5,273	80,730
NVIDIA Corp.	53,622	13,075,725
ON Semiconductor Corp.(1)	47,387	2,966,900
51

Avantis U.S. Equity ETF
	Shares	Value
Onto Innovation, Inc.(1)	3,528	$304,149
PDF Solutions, Inc.(1)	909	24,870
Photronics, Inc.(1)	2,735	50,379
Power Integrations, Inc.	2,169	195,210
Qorvo, Inc.(1)	9,787	1,338,666
QUALCOMM, Inc.	35,079	6,033,237
Rambus, Inc.(1)	5,440	146,880
Semtech Corp.(1)	1,219	84,574
Silicon Laboratories, Inc.(1)	1,271	195,365
SiTime Corp.(1)	270	54,578
Skyworks Solutions, Inc.	14,779	2,042,014
SMART Global Holdings, Inc.(1)	5,708	156,685
SolarEdge Technologies, Inc.(1)	3,285	1,049,295
Synaptics, Inc.(1)	4,515	1,031,361
Teradyne, Inc.	21,956	2,589,052
Texas Instruments, Inc.	47,602	8,091,864
Ultra Clean Holdings, Inc.(1)	9,837	450,633
Universal Display Corp.	2,178	337,394
Veeco Instruments, Inc.(1)	2,097	59,911
Wolfspeed, Inc.(1)	5,221	536,301
		103,351,299
Software — 6.4%
A10 Networks, Inc.	7,933	112,966
ACI Worldwide, Inc.(1)	13,806	462,777
Adobe, Inc.(1)	10,356	4,843,294
Alarm.com Holdings, Inc.(1)	3,190	209,998
American Software, Inc., Class A	1,149	25,244
Anaplan, Inc.(1)	859	40,691
ANSYS, Inc.(1)	1,827	592,295
Appfolio, Inc., Class A(1)	2,923	330,708
Aspen Technology, Inc.(1)	6,141	935,950
Autodesk, Inc.(1)	9,558	2,104,958
Avalara, Inc.(1)	841	87,388
Avaya Holdings Corp.(1)	11,935	164,345
Bentley Systems, Inc., Class B	2,848	109,335
Bill.com Holdings, Inc.(1)	3,111	740,045
Black Knight, Inc.(1)	3,590	201,722
Blackbaud, Inc.(1)	6,650	415,559
Blackline, Inc.(1)	427	32,157
Bottomline Technologies de, Inc.(1)	1,044	59,132
Box, Inc., Class A(1)	4,500	115,245
Cadence Design Systems, Inc.(1)	11,430	1,730,845
CDK Global, Inc.	1,769	80,206
Cerence, Inc.(1)	7	253
Ceridian HCM Holding, Inc.(1)	359	26,175
ChannelAdvisor Corp.(1)	1,237	22,204
Citrix Systems, Inc.	5,296	542,840
CommVault Systems, Inc.(1)	2,004	126,072
Consensus Cloud Solutions, Inc.(1)	242	13,470
Coupa Software, Inc.(1)	312	37,755
Crowdstrike Holdings, Inc., Class A(1)	4,603	898,552
52

Avantis U.S. Equity ETF
	Shares	Value
Datadog, Inc., Class A(1)	3,038	$489,452
Digital Turbine, Inc.(1)	5,871	284,626
DocuSign, Inc.(1)	3,701	438,309
Dolby Laboratories, Inc., Class A	5,775	433,703
Domo, Inc., Class B(1)	505	22,473
Dropbox, Inc., Class A(1)	6,437	146,056
Dynatrace, Inc.(1)	1,110	49,306
Fair Isaac Corp.(1)	1,279	602,652
Five9, Inc.(1)	645	70,950
Fortinet, Inc.(1)	13,264	4,569,713
Guidewire Software, Inc.(1)	2,104	185,468
HubSpot, Inc.(1)	1,095	574,875
InterDigital, Inc.	6,854	441,535
Intuit, Inc.	6,997	3,319,167
Manhattan Associates, Inc.(1)	7,793	1,041,768
Microsoft Corp.	244,965	73,193,092
MicroStrategy, Inc., Class A(1)	193	85,499
Mimecast Ltd.(1)	1,299	103,309
Mitek Systems, Inc.(1)	2,349	34,906
NCR Corp.(1)	12,399	502,407
New Relic, Inc.(1)	433	28,682
NortonLifeLock, Inc.	39,315	1,139,349
Nuance Communications, Inc.(1)	1,820	101,046
Nutanix, Inc., Class A(1)	4,233	113,021
Oracle Corp. (New York)	49,802	3,783,458
Palantir Technologies, Inc., Class A(1)	37,637	445,998
Palo Alto Networks, Inc.(1)	3,183	1,891,498
Paycom Software, Inc.(1)	4,254	1,442,999
Paylocity Holding Corp.(1)	2,137	453,984
Pegasystems, Inc.	300	26,136
Progress Software Corp.	753	33,192
PTC, Inc.(1)	3,206	356,764
Q2 Holdings, Inc.(1)	359	23,353
Qualys, Inc.(1)	4,465	559,509
RingCentral, Inc., Class A(1)	368	48,149
SailPoint Technologies Holdings, Inc.(1)	1,585	65,571
salesforce.com, Inc.(1)	13,325	2,805,312
ServiceNow, Inc.(1)	4,611	2,674,011
Smartsheet, Inc., Class A(1)	1,759	93,526
Splunk, Inc.(1)	943	111,368
Sprout Social, Inc., Class A(1)	354	23,049
SPS Commerce, Inc.(1)	1,488	193,217
SS&C Technologies Holdings, Inc.	3,689	276,564
Synopsys, Inc.(1)	2,989	933,734
Teradata Corp.(1)	9,686	484,203
Trade Desk, Inc. (The), Class A(1)	6,014	513,114
Tyler Technologies, Inc.(1)	1,122	480,508
Verint Systems, Inc.(1)	509	25,567
VMware, Inc., Class A	4,461	523,365
Vonage Holdings Corp.(1)	2,471	50,211
Workday, Inc., Class A(1)	2,372	543,307
53

Avantis U.S. Equity ETF
	Shares	Value
Xperi Holding Corp.	1,415	$24,508
Zendesk, Inc.(1)	1,472	171,738
Zoom Video Communications, Inc., Class A(1)	5,061	671,089
Zscaler, Inc.(1)	611	146,121
		122,908,668
Specialty Retail — 3.2%
Aaron's Co., Inc. (The)	5,398	113,304
Abercrombie & Fitch Co., Class A(1)	15,132	576,227
Academy Sports & Outdoors, Inc.(1)	17,549	568,061
Advance Auto Parts, Inc.	9,399	1,921,908
America's Car-Mart, Inc.(1)	46	4,424
American Eagle Outfitters, Inc.(2)	18,793	396,156
Asbury Automotive Group, Inc.(1)	4,082	792,357
AutoNation, Inc.(1)	12,821	1,470,056
AutoZone, Inc.(1)	457	851,569
Bath & Body Works, Inc.	8,511	454,232
Bed Bath & Beyond, Inc.(1)(2)	19,482	329,051
Best Buy Co., Inc.	26,532	2,564,053
Big 5 Sporting Goods Corp.(2)	3,884	64,319
Boot Barn Holdings, Inc.(1)	5,702	496,188
Buckle, Inc. (The)	11,913	428,868
Burlington Stores, Inc.(1)	5,142	1,161,526
Caleres, Inc.	8,444	175,297
Camping World Holdings, Inc., Class A	704	21,620
CarMax, Inc.(1)	21,317	2,330,588
Carvana Co.(1)	254	38,219
Cato Corp. (The), Class A	1,679	29,550
Chico's FAS, Inc.(1)	1,444	6,787
Children's Place, Inc. (The)(1)	886	55,783
Citi Trends, Inc.(1)	1,443	53,838
Conn's, Inc.(1)	549	10,069
Container Store Group, Inc. (The)(1)	5,121	45,218
Designer Brands, Inc., Class A(1)	1,955	25,513
Dick's Sporting Goods, Inc.(2)	11,283	1,184,715
Five Below, Inc.(1)	4,234	692,725
Floor & Decor Holdings, Inc., Class A(1)	7,533	720,305
Foot Locker, Inc.	20,029	633,317
GameStop Corp., Class A(1)(2)	294	36,262
Gap, Inc. (The)	43,582	634,118
Genesco, Inc.(1)	1,455	93,338
Group 1 Automotive, Inc.	3,445	626,749
Guess?, Inc.	5,799	126,998
Haverty Furniture Cos., Inc.	1,877	53,326
Hibbett, Inc.	5,818	262,275
Home Depot, Inc. (The)	28,129	8,883,982
Kirkland's, Inc.(1)(2)	2,095	28,995
Lithia Motors, Inc.	4,155	1,416,107
LL Flooring Holdings, Inc.(1)	2,757	44,277
Lowe's Cos., Inc.	37,811	8,358,500
MarineMax, Inc.(1)	7,629	349,103
Monro, Inc.	101	4,715
54

Avantis U.S. Equity ETF
	Shares	Value
Murphy USA, Inc.	4,882	$882,373
O'Reilly Automotive, Inc.(1)	3,847	2,497,626
ODP Corp. (The)(1)	12,078	531,432
Penske Automotive Group, Inc.	6,660	654,611
Rent-A-Center, Inc.	8,965	254,696
RH(1)	1,255	504,347
Ross Stores, Inc.	32,302	2,952,080
Sally Beauty Holdings, Inc.(1)	4,689	81,026
Shoe Carnival, Inc.	1,326	38,666
Signet Jewelers Ltd.	12,213	861,017
Sleep Number Corp.(1)	388	25,492
Sonic Automotive, Inc., Class A	2,172	116,658
Sportsman's Warehouse Holdings, Inc.(1)	3,818	43,563
Tilly's, Inc., Class A	1,364	17,323
TJX Cos., Inc. (The)	71,421	4,720,928
Tractor Supply Co.	15,411	3,140,608
TravelCenters of America, Inc.(1)	802	33,868
Ulta Beauty, Inc.(1)	7,464	2,795,268
Urban Outfitters, Inc.(1)	14,070	387,066
Victoria's Secret & Co.(1)	14,853	796,566
Williams-Sonoma, Inc.	13,397	1,940,689
Zumiez, Inc.(1)	6,345	282,289
		62,692,780
Technology Hardware, Storage and Peripherals — 5.0%
3D Systems Corp.(1)	13,741	244,865
Apple, Inc.	538,226	88,871,877
Contra Zagg, Inc.(1)	2	—
Dell Technologies, Inc., Class C(1)	6,487	330,578
Hewlett Packard Enterprise Co.	36,219	576,607
HP, Inc.	27,726	952,665
NetApp, Inc.	12,591	986,883
Pure Storage, Inc., Class A(1)	2,699	70,012
Seagate Technology Holdings plc	23,193	2,392,590
Stratasys Ltd.(1)	1,151	28,867
Super Micro Computer, Inc.(1)	11,994	471,244
Turtle Beach Corp.(1)	2,111	50,178
Western Digital Corp.(1)	7,776	396,109
Xerox Holdings Corp.	26,045	513,347
		95,885,822
Textiles, Apparel and Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	26,457	1,792,197
Carter's, Inc.	7,141	690,392
Columbia Sportswear Co.	3,835	355,581
Crocs, Inc.(1)	13,640	1,142,077
Deckers Outdoor Corp.(1)	4,608	1,330,053
Fossil Group, Inc.(1)	3,467	46,874
G-III Apparel Group Ltd.(1)	14,992	415,878
Hanesbrands, Inc.	29,626	457,722
Kontoor Brands, Inc.	34	1,684
Levi Strauss & Co., Class A	17,785	402,830
lululemon athletica, Inc.(1)	7,449	2,383,233
55

Avantis U.S. Equity ETF
	Shares	Value
Movado Group, Inc.	1,968	$77,579
NIKE, Inc., Class B	58,163	7,942,158
Oxford Industries, Inc.	4,948	437,354
PVH Corp.	7,230	707,745
Ralph Lauren Corp.	4,803	634,188
Rocky Brands, Inc.	280	10,791
Skechers USA, Inc., Class A(1)	14,510	667,170
Steven Madden Ltd.	12,420	529,837
Tapestry, Inc.	48,850	1,997,965
Under Armour, Inc., Class A(1)	21,372	382,345
Under Armour, Inc., Class C(1)	7,023	109,770
Unifi, Inc.(1)	1,684	31,609
Vera Bradley, Inc.(1)	320	2,419
VF Corp.	17,662	1,024,749
Wolverine World Wide, Inc.	15,913	366,476
		23,940,676
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	10,603	580,408
Bridgewater Bancshares, Inc.(1)	882	14,844
Columbia Financial, Inc.(1)	2,651	56,307
Essent Group Ltd.	12,843	567,404
Federal Agricultural Mortgage Corp., Class C	1,543	190,869
Flagstar Bancorp, Inc.	11,036	503,021
FS Bancorp, Inc.	826	26,449
Hingham Institution For Savings (The)	168	60,453
Home Bancorp, Inc.	278	10,900
Kearny Financial Corp.	2,963	39,141
Merchants Bancorp	2,718	78,686
MGIC Investment Corp.	46,451	705,126
Mr. Cooper Group, Inc.(1)	14,719	748,167
New York Community Bancorp, Inc.	44,758	516,507
NMI Holdings, Inc., Class A(1)	19,779	457,686
Northfield Bancorp, Inc.	1,679	26,360
OP Bancorp	18	240
PCSB Financial Corp.	153	2,850
PennyMac Financial Services, Inc.	7,886	455,417
Provident Financial Services, Inc.	8,102	192,261
Radian Group, Inc.	28,220	674,458
Southern Missouri Bancorp, Inc.	727	38,953
Sterling Bancorp, Inc.(1)	3	19
Territorial Bancorp, Inc.	153	3,837
TFS Financial Corp.	1,679	28,829
TrustCo Bank Corp. NY	1,414	48,316
Walker & Dunlop, Inc.	5,843	808,379
Washington Federal, Inc.	13,999	498,085
Waterstone Financial, Inc.	2,066	40,370
Western New England Bancorp, Inc.	90	833
WSFS Financial Corp.	10,440	530,665
		7,905,840
Trading Companies and Distributors — 0.8%
Air Lease Corp.	19,311	806,427
Applied Industrial Technologies, Inc.	6,077	614,385
56

Avantis U.S. Equity ETF
	Shares	Value
Boise Cascade Co.	8,960	$716,262
DXP Enterprises, Inc.(1)	1,016	29,169
Fastenal Co.	53,958	2,776,679
GATX Corp.	5,984	638,074
Global Industrial Co.	1,507	47,892
GMS, Inc.(1)	2,893	156,945
H&E Equipment Services, Inc.	8,759	365,776
Herc Holdings, Inc.	5,616	893,618
McGrath RentCorp	6,218	505,399
MRC Global, Inc.(1)	7,681	77,578
MSC Industrial Direct Co., Inc., Class A	5,854	453,568
NOW, Inc.(1)	18,403	171,884
Rush Enterprises, Inc., Class A	9,230	479,406
Rush Enterprises, Inc., Class B	100	4,901
SiteOne Landscape Supply, Inc.(1)	4,590	791,454
Textainer Group Holdings Ltd.	13,024	462,482
Titan Machinery, Inc.(1)	1,859	52,665
Triton International Ltd.	12,039	790,722
United Rentals, Inc.(1)	2,854	917,904
Univar Solutions, Inc.(1)	914	28,069
Veritiv Corp.(1)	3,056	327,512
W.W. Grainger, Inc.	5,187	2,474,510
Watsco, Inc.	1,837	501,611
WESCO International, Inc.(1)	563	68,534
		15,153,426
Water Utilities — 0.1%
American States Water Co.	2,209	185,909
American Water Works Co., Inc.	4,209	635,938
Artesian Resources Corp., Class A	269	12,503
California Water Service Group	790	44,975
Essential Utilities, Inc.	10,772	507,469
Global Water Resources, Inc.	7	107
		1,386,901
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	12,549	280,470
T-Mobile US, Inc.(1)	27,830	3,428,934
Telephone and Data Systems, Inc.	22,998	399,015
United States Cellular Corp.(1)	1,452	39,945
		4,148,364
TOTAL COMMON STOCKS (Cost $1,676,728,713)		1,930,724,590
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,723,123	1,723,123
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,133,250	2,133,250
TOTAL SHORT-TERM INVESTMENTS (Cost $3,856,373)		3,856,373
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,680,585,086)		1,934,580,963
OTHER ASSETS AND LIABILITIES†		(852,778)
TOTAL NET ASSETS — 100.0%		$1,933,728,185
57

Avantis U.S. Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,701,605. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,776,079, which includes securities collateral of $1,642,829.

See Notes to Financial Statements.
58

FEBRUARY 28, 2022 (UNAUDITED)

Avantis U.S. Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense†
Textron, Inc.	242	$17,697
Air Freight and Logistics — 2.3%
FedEx Corp.	4,196	932,645
United Parcel Service, Inc., Class B	12,979	2,731,041
		3,663,686
Auto Components — 0.4%
Autoliv, Inc.	4,791	421,656
Gentex Corp.	15	454
Goodyear Tire & Rubber Co. (The)(1)	11,898	184,300
		606,410
Automobiles — 0.2%
General Motors Co.(1)	5,370	250,886
Harley-Davidson, Inc.	2,470	102,011
		352,897
Banks — 3.7%
BOK Financial Corp.	22	2,259
Citigroup, Inc.	4,728	280,039
Comerica, Inc.	4,877	465,705
Fifth Third Bancorp	1,196	57,217
JPMorgan Chase & Co.	13,472	1,910,330
KeyCorp	28,256	708,378
PacWest Bancorp	4,380	216,460
Popular, Inc.	2,376	218,236
Regions Financial Corp.	28,506	689,560
Synovus Financial Corp.	6,833	359,757
Wells Fargo & Co.	9,698	517,582
Western Alliance Bancorp	88	8,249
Zions Bancorp N.A.	5,826	413,005
		5,846,777
Beverages†
National Beverage Corp.	107	4,709
Biotechnology — 3.0%
Gilead Sciences, Inc.	29,074	1,756,069
Halozyme Therapeutics, Inc.(1)	2,100	74,487
Moderna, Inc.(1)	8,613	1,322,957
Regeneron Pharmaceuticals, Inc.(1)	2,533	1,566,306
		4,719,819
Building Products — 0.3%
Owens Corning	5,025	468,280
Capital Markets — 5.6%
Ameriprise Financial, Inc.	3,162	947,936
Blackstone, Inc.	14,519	1,850,737
Carlyle Group, Inc. (The)	12,023	563,518
Goldman Sachs Group, Inc. (The)	6,643	2,267,189
Houlihan Lokey, Inc.	4,034	414,937
Janus Henderson Group plc	4,622	155,161
Jefferies Financial Group, Inc.	11,976	425,627
59

Avantis U.S. Large Cap Value ETF
	Shares	Value
KKR & Co., Inc.	5,532	$332,584
Morgan Stanley	2,218	201,261
Raymond James Financial, Inc.	5,138	563,382
SEI Investments Co.	121	7,088
Stifel Financial Corp.	415	30,503
T. Rowe Price Group, Inc.	7,138	1,031,869
		8,791,792
Chemicals — 2.2%
Dow, Inc.	17,312	1,020,716
FMC Corp.	229	26,850
LyondellBasell Industries NV, Class A	7,060	686,444
Mosaic Co. (The)	18,392	964,293
Olin Corp.	9,681	498,668
Westlake Corp.	1,568	172,966
		3,369,937
Commercial Services and Supplies†
Clean Harbors, Inc.(1)	678	64,702
Construction and Engineering — 0.2%
MasTec, Inc.(1)	2,682	211,235
WillScot Mobile Mini Holdings Corp.(1)	993	35,281
		246,516
Consumer Finance — 3.2%
Ally Financial, Inc.	14,579	727,492
Capital One Financial Corp.	10,205	1,564,120
Credit Acceptance Corp.(1)	568	312,468
Discover Financial Services	9,620	1,187,493
OneMain Holdings, Inc.	5,645	287,782
Synchrony Financial	21,121	903,557
		4,982,912
Containers and Packaging — 0.6%
Graphic Packaging Holding Co.	17,879	367,950
Packaging Corp. of America	4,186	616,137
		984,087
Distributors — 0.5%
Genuine Parts Co.	6,677	815,662
Diversified Financial Services — 1.3%
Apollo Global Management, Inc.	14,277	931,717
Equitable Holdings, Inc.	21,366	697,814
Voya Financial, Inc.	6,864	462,290
		2,091,821
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	55,957	3,003,212
Electronic Equipment, Instruments and Components — 1.1%
Corning, Inc.	23,601	953,481
Flex Ltd.(1)	16,915	278,928
Jabil, Inc.	7,895	456,410
		1,688,819
Energy Equipment and Services — 0.6%
Halliburton Co.	28,370	951,246
Food and Staples Retailing — 3.3%
Albertsons Cos., Inc., Class A	4,622	134,732
Casey's General Stores, Inc.	1,836	345,315
60

Avantis U.S. Large Cap Value ETF
	Shares	Value
Costco Wholesale Corp.	1,193	$619,465
Kroger Co. (The)	27,009	1,264,021
Walmart, Inc.	21,168	2,861,067
		5,224,600
Food Products — 0.1%
Ingredion, Inc.	188	16,683
Pilgrim's Pride Corp.(1)	5,909	139,334
Tyson Foods, Inc., Class A	390	36,138
		192,155
Health Care Equipment and Supplies — 0.6%
Baxter International, Inc.	418	35,517
Hologic, Inc.(1)	9,558	680,243
Quidel Corp.(1)	1,847	195,394
		911,154
Health Care Providers and Services — 2.2%
Anthem, Inc.	5,214	2,355,946
Laboratory Corp. of America Holdings(1)	367	99,552
Molina Healthcare, Inc.(1)	3,003	921,531
		3,377,029
Health Care Technology — 0.1%
Cerner Corp.	1,815	169,249
Hotels, Restaurants and Leisure — 0.4%
Boyd Gaming Corp.(1)	4,190	297,238
Penn National Gaming, Inc.(1)	256	13,146
Texas Roadhouse, Inc.	3,144	298,397
		608,781
Household Durables — 0.9%
NVR, Inc.(1)	128	634,680
PulteGroup, Inc.	875	43,452
Toll Brothers, Inc.	1,960	106,350
Whirlpool Corp.	3,139	631,787
		1,416,269
Independent Power and Renewable Electricity Producers†
Vistra Corp.	528	12,049
Insurance — 3.3%
Allstate Corp. (The)	7,313	894,819
American Financial Group, Inc.	300	40,617
Chubb Ltd.	176	35,841
Cincinnati Financial Corp.	132	16,208
Fidelity National Financial, Inc.	13,235	630,515
First American Financial Corp.	6,656	446,218
Hartford Financial Services Group, Inc. (The)	14,198	986,477
Old Republic International Corp.	9,250	243,738
Primerica, Inc.	2,596	337,194
Progressive Corp. (The)	726	76,905
Travelers Cos., Inc. (The)	8,215	1,411,584
		5,120,116
Interactive Media and Services — 1.6%
Meta Platforms, Inc., Class A(1)	11,983	2,528,773
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	574	1,762,903
61

Avantis U.S. Large Cap Value ETF
	Shares	Value
IT Services — 0.4%
Accenture plc, Class A	294	$92,910
Automatic Data Processing, Inc.	506	103,447
DXC Technology Co.(1)	9,686	329,614
Jack Henry & Associates, Inc.	869	153,639
		679,610
Leisure Products — 0.6%
Brunswick Corp.	4,993	476,931
Polaris, Inc.	2,712	329,535
YETI Holdings, Inc.(1)	2,366	145,651
		952,117
Life Sciences Tools and Services — 0.1%
Bruker Corp.	1,056	74,311
Machinery — 3.9%
AGCO Corp.	303	36,408
Caterpillar, Inc.	9,128	1,712,230
Cummins, Inc.	4,115	839,954
Deere & Co.	6,069	2,184,961
Donaldson Co., Inc.	921	49,983
Lincoln Electric Holdings, Inc.	3,461	441,139
Oshkosh Corp.	3,072	341,115
Snap-on, Inc.	264	55,488
Toro Co. (The)	4,751	445,691
		6,106,969
Media — 0.2%
Cable One, Inc.	111	159,046
DISH Network Corp., Class A(1)	2,083	66,573
		225,619
Metals and Mining — 3.4%
Alcoa Corp.	9,597	723,038
Cleveland-Cliffs, Inc.(1)	3,747	83,783
Freeport-McMoRan, Inc.	42,125	1,977,769
Newmont Corp.	1,047	69,311
Nucor Corp.	10,747	1,414,520
Reliance Steel & Aluminum Co.	66	12,597
Steel Dynamics, Inc.	9,716	685,755
United States Steel Corp.	14,698	399,933
		5,366,706
Multiline Retail — 2.3%
Dollar Tree, Inc.(1)	1,847	262,422
Kohl's Corp.	8,050	447,741
Macy's, Inc.	22,105	572,961
Target Corp.	11,453	2,287,966
		3,571,090
Oil, Gas and Consumable Fuels — 14.0%
Chevron Corp.	30,321	4,366,224
ConocoPhillips	30,929	2,933,925
Continental Resources, Inc.	3,429	190,070
Coterra Energy, Inc.	1,661	38,751
Devon Energy Corp.	32,167	1,915,545
Diamondback Energy, Inc.	7,642	1,055,360
62

Avantis U.S. Large Cap Value ETF
	Shares	Value
EOG Resources, Inc.	17,738	$2,038,451
Exxon Mobil Corp.	58,823	4,612,900
Hess Corp.	8,097	818,283
HollyFrontier Corp.	4,012	122,165
Marathon Oil Corp.	35,616	803,497
Murphy Oil Corp.	6,920	239,916
Occidental Petroleum Corp.	34,692	1,517,081
ONEOK, Inc.	18,556	1,211,707
Range Resources Corp.(1)	4,156	95,380
		21,959,255
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	5,933	426,879
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	880	60,430
Johnson & Johnson	23,094	3,800,579
Merck & Co., Inc.	43,081	3,299,143
Pfizer, Inc.	70,954	3,330,581
		10,490,733
Professional Services — 0.7%
Robert Half International, Inc.	6,659	801,011
TriNet Group, Inc.(1)	3,243	283,146
		1,084,157
Road and Rail — 4.7%
AMERCO	552	318,841
CSX Corp.	56,446	1,914,084
J.B. Hunt Transport Services, Inc.	3,997	811,111
Norfolk Southern Corp.	1,023	262,420
Old Dominion Freight Line, Inc.	1,167	366,473
Saia, Inc.(1)	1,491	428,260
Union Pacific Corp.	13,003	3,198,088
		7,299,277
Semiconductors and Semiconductor Equipment — 7.4%
Amkor Technology, Inc.	6,421	145,564
Applied Materials, Inc.	14,461	1,940,666
Intel Corp.	53,675	2,560,298
KLA Corp.	1,955	681,318
Lam Research Corp.	3,143	1,764,323
Micron Technology, Inc.	6,578	584,521
ON Semiconductor Corp.(1)	3,339	209,055
Teradyne, Inc.	6,724	792,894
Texas Instruments, Inc.	16,672	2,834,073
		11,512,712
Software — 2.0%
Aspen Technology, Inc.(1)	99	15,088
Microsoft Corp.	10,634	3,177,333
		3,192,421
Specialty Retail — 5.7%
Advance Auto Parts, Inc.	3,062	626,118
AutoNation, Inc.(1)	3,297	378,034
Best Buy Co., Inc.	9,708	938,181
Burlington Stores, Inc.(1)	1,490	336,576
63

Avantis U.S. Large Cap Value ETF
	Shares	Value
Dick's Sporting Goods, Inc.(2)	4,165	$437,325
Five Below, Inc.(1)	360	58,900
Floor & Decor Holdings, Inc., Class A(1)	570	54,503
Gap, Inc. (The)	10,126	147,333
Penske Automotive Group, Inc.	1,982	194,811
RH(1)	751	301,804
Ross Stores, Inc.	9,306	850,475
TJX Cos., Inc. (The)	26,869	1,776,041
Tractor Supply Co.	5,438	1,108,210
Ulta Beauty, Inc.(1)	2,585	968,083
Williams-Sonoma, Inc.	4,503	652,305
		8,828,699
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	24,440	4,035,533
Textiles, Apparel and Luxury Goods — 2.9%
Capri Holdings Ltd.(1)	8,134	550,997
Columbia Sportswear Co.	418	38,757
Crocs, Inc.(1)	4,067	340,530
Deckers Outdoor Corp.(1)	134	38,678
Levi Strauss & Co., Class A	5,284	119,683
lululemon athletica, Inc.(1)	161	51,510
NIKE, Inc., Class B	19,676	2,686,758
Ralph Lauren Corp.	319	42,121
Tapestry, Inc.	14,188	580,289
Under Armour, Inc., Class A(1)	559	10,000
Under Armour, Inc., Class C(1)	604	9,441
		4,468,764
Trading Companies and Distributors — 0.6%
Fastenal Co.	1,326	68,236
W.W. Grainger, Inc.	1,840	877,790
		946,026
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	6,657	820,209
TOTAL COMMON STOCKS (Cost $159,039,097)		156,035,146
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	70,125	70,125
TOTAL SHORT-TERM INVESTMENTS (Cost $70,125)		70,125
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $159,109,222)		156,105,271
OTHER ASSETS AND LIABILITIES — 0.2%		370,900
TOTAL NET ASSETS — 100.0%		$156,476,171

64

Avantis U.S. Large Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $319,095. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $331,036, all of which is securities collateral.

See Notes to Financial Statements.

65

FEBRUARY 28, 2022 (UNAUDITED)

Avantis U.S. Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.1%
AAR Corp.(1)	104	$4,674
AerSale Corp.(1)	56	877
Astronics Corp.(1)	56	824
Ducommun, Inc.(1)	30	1,515
Kaman Corp.	74	3,212
Kratos Defense & Security Solutions, Inc.(1)	248	5,188
Maxar Technologies, Inc.	162	5,255
Moog, Inc., Class A	80	6,649
National Presto Industries, Inc.	14	1,113
Park Aerospace Corp.	50	694
Vectrus, Inc.(1)	30	1,375
		31,376
Air Freight and Logistics — 1.1%
Air Transport Services Group, Inc.(1)	204	6,428
Atlas Air Worldwide Holdings, Inc.(1)	94	7,366
Forward Air Corp.	86	8,873
Hub Group, Inc., Class A(1)	104	8,778
Radiant Logistics, Inc.(1)	140	966
		32,411
Airlines — 0.7%
Allegiant Travel Co.(1)	42	7,312
Hawaiian Holdings, Inc.(1)	134	2,570
Mesa Air Group, Inc.(1)	78	339
SkyWest, Inc.(1)	134	3,767
Spirit Airlines, Inc.(1)	254	6,370
		20,358
Auto Components — 1.5%
American Axle & Manufacturing Holdings, Inc.(1)	312	2,889
Cooper-Standard Holdings, Inc.(1)	48	611
Dorman Products, Inc.(1)	76	7,100
Gentherm, Inc.(1)	100	8,484
Modine Manufacturing Co.(1)	90	909
Motorcar Parts of America, Inc.(1)	50	807
Patrick Industries, Inc.	60	4,280
Standard Motor Products, Inc.	60	2,623
Stoneridge, Inc.(1)	64	1,057
Visteon Corp.(1)	78	9,373
XL Fleet Corp.(1)	182	355
XPEL, Inc.(1)	48	3,485
		41,973
Automobiles — 0.2%
Winnebago Industries, Inc.	88	5,638
Workhorse Group, Inc.(1)	202	632
		6,270
Banks — 13.7%
1st Source Corp.	24	1,159
Allegiance Bancshares, Inc.	64	2,742
66

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Amalgamated Financial Corp.	38	$652
Amerant Bancorp, Inc.	98	3,180
American National Bankshares, Inc.	30	1,158
Arrow Financial Corp.	38	1,305
Atlantic Capital Bancshares, Inc.(1)	54	1,746
Atlantic Union Bankshares Corp.	200	8,126
Banc of California, Inc.	142	2,790
BancFirst Corp.	54	4,219
Bancorp, Inc. (The)(1)	144	4,219
Bank First Corp.	20	1,409
Bank of Marin Bancorp	44	1,554
Bank7 Corp.	12	291
Banner Corp.	94	5,791
Bar Harbor Bankshares	38	1,093
Berkshire Hills Bancorp, Inc.	124	3,856
Blue Ridge Bankshares, Inc.	46	738
Brookline Bancorp., Inc.	210	3,599
Business First Bancshares, Inc.	54	1,414
Byline Bancorp, Inc.	66	1,800
Cambridge Bancorp	18	1,587
Camden National Corp.	38	1,807
Capital Bancorp, Inc.	26	645
Capital City Bank Group, Inc.	34	954
Capstar Financial Holdings, Inc.	46	984
Central Pacific Financial Corp.	78	2,277
Central Valley Community Bancorp	28	646
Citizens & Northern Corp.	40	991
City Holding Co.	40	3,187
Civista Bancshares, Inc.	40	976
CNB Financial Corp.	48	1,255
Coastal Financial Corp.(1)	32	1,523
Columbia Banking System, Inc.	218	7,985
Community Trust Bancorp, Inc.	42	1,776
ConnectOne Bancorp, Inc.	112	3,696
CrossFirst Bankshares, Inc.(1)	114	1,793
Customers Bancorp, Inc.(1)	96	5,909
Dime Community Bancshares, Inc.	84	2,855
Eagle Bancorp, Inc.	84	5,033
Enterprise Bancorp, Inc.	28	1,128
Enterprise Financial Services Corp.	96	4,746
Equity Bancshares, Inc., Class A	44	1,384
Esquire Financial Holdings, Inc.(1)	22	743
Farmers National Banc Corp.	96	1,654
FB Financial Corp.	106	4,711
Financial Institutions, Inc.	44	1,405
First BanCorp	596	8,416
First Bancorp, Inc. (The)	26	775
First Bancorp/Southern Pines NC	90	4,039
First Bancshares, Inc. (The)	54	1,907
First Busey Corp.	146	4,008
First Commonwealth Financial Corp.	294	4,748
67

Avantis U.S. Small Cap Equity ETF
	Shares	Value
First Community Bankshares, Inc.	44	$1,291
First Financial Bancorp	254	6,243
First Financial Corp.	30	1,395
First Foundation, Inc.	148	3,947
First Internet Bancorp	30	1,466
First Interstate Bancsystem, Inc., Class A	128	5,197
First Merchants Corp.	146	6,386
First Mid Bancshares, Inc.	46	1,843
First of Long Island Corp. (The)	60	1,306
Five Star Bancorp	30	912
Flushing Financial Corp.	86	2,020
Fulton Financial Corp.	452	8,145
German American Bancorp, Inc.	76	3,023
Great Southern Bancorp, Inc.	30	1,843
Guaranty Bancshares, Inc.	22	769
Hanmi Financial Corp.	94	2,455
HarborOne Bancorp, Inc.	128	1,893
Heartland Financial USA, Inc.	106	5,260
Heritage Commerce Corp.	156	1,855
Heritage Financial Corp.	94	2,465
Hilltop Holdings, Inc.	162	5,009
HomeStreet, Inc.	60	3,088
HomeTrust Bancshares, Inc.	44	1,324
Hope Bancorp, Inc.	324	5,495
Horizon Bancorp, Inc.	110	2,209
Independent Bank Corp. (Michigan)	60	1,428
International Bancshares Corp.	152	6,538
Lakeland Bancorp, Inc.	186	3,355
Lakeland Financial Corp.	70	5,615
Live Oak Bancshares, Inc.	106	6,779
Macatawa Bank Corp.	86	789
Mercantile Bank Corp.	42	1,549
Meta Financial Group, Inc.	90	4,985
Metrocity Bankshares, Inc.	60	1,459
Metropolitan Bank Holding Corp.(1)	34	3,477
Mid Penn Bancorp, Inc.	42	1,176
Midland States Bancorp, Inc.	56	1,644
MidWestOne Financial Group, Inc.	28	845
MVB Financial Corp.	28	1,079
National Bank Holdings Corp., Class A	94	4,172
NBT Bancorp, Inc.	112	4,297
Nicolet Bankshares, Inc.(1)	36	3,429
Northeast Bank	20	728
Northrim BanCorp, Inc.	16	717
Northwest Bancshares, Inc.	332	4,675
OceanFirst Financial Corp.	166	3,715
OFG Bancorp	144	4,058
Old Second Bancorp, Inc.	114	1,622
Origin Bancorp, Inc.	58	2,678
Park National Corp.	42	5,631
PCB Bancorp.	34	800
68

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Peapack-Gladstone Financial Corp.	48	$1,811
Peoples Bancorp, Inc.	72	2,252
Peoples Financial Services Corp.	20	956
Premier Financial Corp.	104	3,190
Primis Financial Corp.	62	887
QCR Holdings, Inc.	44	2,458
RBB Bancorp	42	1,013
Renasant Corp.	144	5,257
Republic Bancorp, Inc., Class A	40	1,835
Republic First Bancorp, Inc.(1)	138	716
S&T Bancorp, Inc.	102	3,171
Sandy Spring Bancorp, Inc.	128	6,028
Seacoast Banking Corp. of Florida	172	6,304
Shore Bancshares, Inc.	52	1,096
Sierra Bancorp	38	1,020
SmartFinancial, Inc.	40	1,044
South Plains Financial, Inc.	28	775
Southern First Bancshares, Inc.(1)	22	1,255
Southside Bancshares, Inc.	92	3,836
Spirit of Texas Bancshares, Inc.	42	1,198
Stock Yards Bancorp, Inc.	80	4,278
Tompkins Financial Corp.	34	2,689
Towne Bank	190	5,924
Trico Bancshares	70	3,038
TriState Capital Holdings, Inc.(1)	94	3,121
Triumph Bancorp, Inc.(1)	78	7,825
Trustmark Corp.	154	4,849
Unity Bancorp, Inc.	20	567
Univest Financial Corp.	82	2,376
Veritex Holdings, Inc.	130	5,282
Washington Trust Bancorp, Inc.	44	2,388
WesBanco, Inc.	164	5,993
West BanCorp, Inc.	42	1,214
Westamerica BanCorp	70	4,152
		392,261
Beverages — 0.1%
MGP Ingredients, Inc.	46	3,662
Biotechnology — 5.3%
89bio, Inc.(1)	30	139
Aadi Bioscience, Inc.(1)	40	697
Actinium Pharmaceuticals, Inc.(1)	58	313
Adicet Bio, Inc.(1)	80	1,046
Aeglea BioTherapeutics, Inc.(1)	68	188
Agios Pharmaceuticals, Inc.(1)	104	3,238
Akebia Therapeutics, Inc.(1)	420	907
Akero Therapeutics, Inc.(1)	60	1,064
Akouos, Inc.(1)	38	203
Albireo Pharma, Inc.(1)	50	1,667
Aldeyra Therapeutics, Inc.(1)	114	461
Alector, Inc.(1)	90	1,426
Aligos Therapeutics, Inc.(1)	66	160
69

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Allogene Therapeutics, Inc.(1)	170	$1,556
Allovir, Inc.(1)	80	720
Alpine Immune Sciences, Inc.(1)	52	428
Altimmune, Inc.(1)	104	771
AnaptysBio, Inc.(1)	64	1,957
Anika Therapeutics, Inc.(1)	38	1,235
Annexon, Inc.(1)	36	175
AquaBounty Technologies, Inc.(1)	100	159
Arcus Biosciences, Inc.(1)	158	5,878
Arcutis Biotherapeutics, Inc.(1)	58	1,032
Assembly Biosciences, Inc.(1)	96	149
Atreca, Inc., Class A(1)	78	140
aTyr Pharma, Inc.(1)	84	417
Avrobio, Inc.(1)	96	139
Bioxcel Therapeutics, Inc.(1)	50	916
Bluebird Bio, Inc.(1)	110	664
BrainStorm Cell Therapeutics, Inc.(1)	82	250
Cabaletta Bio, Inc.(1)	76	164
Cardiff Oncology, Inc.(1)	102	274
Catalyst Pharmaceuticals, Inc.(1)	300	2,340
Chinook Therapeutics, Inc.(1)	96	1,225
Cogent Biosciences, Inc.(1)	100	593
Cortexyme, Inc.(1)	28	122
Corvus Pharmaceuticals, Inc.(1)	96	170
CytomX Therapeutics, Inc.(1)	174	666
Deciphera Pharmaceuticals, Inc.(1)	56	432
Dynavax Technologies Corp.(1)	366	4,487
Dyne Therapeutics, Inc.(1)	52	446
Eagle Pharmaceuticals, Inc.(1)	32	1,517
Eiger BioPharmaceuticals, Inc.(1)	70	280
Emergent BioSolutions, Inc.(1)	94	3,890
Enanta Pharmaceuticals, Inc.(1)	60	4,225
Enochian Biosciences, Inc.(1)	64	484
Essa Pharma, Inc.(1)	66	539
F-star Therapeutics, Inc.(1)	42	128
FibroGen, Inc.(1)	214	3,011
Forma Therapeutics Holdings, Inc.(1)	56	552
Frequency Therapeutics, Inc.(1)	48	136
G1 Therapeutics, Inc.(1)	56	594
Generation Bio Co.(1)	68	348
Genprex, Inc.(1)	92	210
Gossamer Bio, Inc.(1)	194	1,752
Gritstone bio, Inc.(1)	188	959
Harpoon Therapeutics, Inc.(1)	38	156
Heat Biologics, Inc.(1)	66	172
Homology Medicines, Inc.(1)	82	286
Ideaya Biosciences, Inc.(1)	82	1,082
Immunic, Inc.(1)	42	489
Immunovant, Inc.(1)	112	625
Inmune Bio, Inc.(1)	24	211
Inovio Pharmaceuticals, Inc.(1)	502	1,627
70

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Iovance Biotherapeutics, Inc.(1)	300	$4,701
Ironwood Pharmaceuticals, Inc.(1)	386	4,153
iTeos Therapeutics, Inc.(1)	76	2,746
Jounce Therapeutics, Inc.(1)	102	761
KalVista Pharmaceuticals, Inc.(1)	38	610
Kezar Life Sciences, Inc.(1)	152	2,257
Kiniksa Pharmaceuticals Ltd., Class A(1)	80	819
Kinnate Biopharma, Inc.(1)	58	451
Kronos Bio, Inc.(1)	62	467
Krystal Biotech, Inc.(1)	54	3,432
Kura Oncology, Inc.(1)	120	1,904
Larimar Therapeutics, Inc.(1)	30	131
Leap Therapeutics, Inc.(1)	248	494
Ligand Pharmaceuticals, Inc.(1)	48	4,859
Lineage Cell Therapeutics, Inc.(1)	344	485
MacroGenics, Inc.(1)	106	991
Magenta Therapeutics, Inc.(1)	74	233
MediciNova, Inc.(1)	118	282
MeiraGTx Holdings plc(1)	86	1,232
Mersana Therapeutics, Inc.(1)	96	421
Myriad Genetics, Inc.(1)	192	4,681
Neoleukin Therapeutics, Inc.(1)	50	129
NextCure, Inc.(1)	36	176
Nkarta, Inc.(1)	22	199
Nurix Therapeutics, Inc.(1)	120	1,940
Olema Pharmaceuticals, Inc.(1)	44	206
Oncorus, Inc.(1)	46	97
Oncternal Therapeutics, Inc.(1)	94	172
OPKO Health, Inc.(1)	1,174	3,675
Organogenesis Holdings, Inc.(1)	114	848
ORIC Pharmaceuticals, Inc.(1)	86	667
Ovid therapeutics, Inc.(1)	146	495
Oyster Point Pharma, Inc.(1)	30	299
Passage Bio, Inc.(1)	72	239
PMV Pharmaceuticals, Inc.(1)	62	982
Poseida Therapeutics, Inc.(1)	70	256
Praxis Precision Medicines, Inc.(1)	96	1,258
Prothena Corp. plc(1)	96	3,322
REGENXBIO, Inc.(1)	102	2,673
Repare Therapeutics, Inc.(1)	56	900
Replimune Group, Inc.(1)	80	1,283
REVOLUTION Medicines, Inc.(1)	186	3,519
Rhythm Pharmaceuticals, Inc.(1)	70	533
Rigel Pharmaceuticals, Inc.(1)	308	773
Sage Therapeutics, Inc.(1)	112	4,073
Sangamo Therapeutics, Inc.(1)	282	1,650
Seres Therapeutics, Inc.(1)	190	1,520
Shattuck Labs, Inc.(1)	40	200
Sierra Oncology, Inc.(1)	26	804
Silverback Therapeutics, Inc.(1)	38	163
Spero Therapeutics, Inc.(1)	64	614
71

Avantis U.S. Small Cap Equity ETF
	Shares	Value
SQZ Biotechnologies Co.(1)	56	$295
Stoke Therapeutics, Inc.(1)	36	702
Surface Oncology, Inc.(1)	74	266
Sutro Biopharma, Inc.(1)	100	892
Synlogic, Inc.(1)	106	210
Syros Pharmaceuticals, Inc.(1)	118	152
TCR2 Therapeutics, Inc.(1)	50	136
Turning Point Therapeutics, Inc.(1)	84	2,659
uniQure NV(1)	104	1,767
Vanda Pharmaceuticals, Inc.(1)	132	1,500
Vaxcyte, Inc.(1)	102	2,363
Verastem, Inc.(1)	348	418
Viking Therapeutics, Inc.(1)	188	630
Viracta Therapeutics, Inc.(1)	62	169
Voyager Therapeutics, Inc.(1)	72	286
XBiotech, Inc.	46	454
Xencor, Inc.(1)	182	5,698
Zymeworks, Inc.(1)	62	449
		151,108
Building Products — 1.1%
Alpha Pro Tech Ltd.(1)	34	144
American Woodmark Corp.(1)	44	2,358
Apogee Enterprises, Inc.	74	3,335
Cornerstone Building Brands, Inc.(1)	162	3,577
Griffon Corp.	156	3,596
Insteel Industries, Inc.	58	2,152
JELD-WEN Holding, Inc.(1)	242	5,585
Masonite International Corp.(1)	66	6,226
PGT Innovations, Inc.(1)	154	3,313
Quanex Building Products Corp.	88	2,012
		32,298
Capital Markets — 1.8%
Assetmark Financial Holdings, Inc.(1)	52	1,221
B. Riley Financial, Inc.	54	3,216
BGC Partners, Inc., Class A	856	3,920
Blucora, Inc.(1)	128	2,547
Bridge Investment Group Holdings, Inc., Class A	76	1,588
Brightsphere Investment Group, Inc.	178	4,249
Cowen, Inc., Class A	68	2,016
Diamond Hill Investment Group, Inc.	10	1,939
Donnelley Financial Solutions, Inc.(1)	92	2,953
Greenhill & Co., Inc.	34	601
Open Lending Corp., Class A(1)	176	3,666
Oppenheimer Holdings, Inc., Class A	20	864
Piper Sandler Cos.	56	8,289
PJT Partners, Inc., Class A	60	3,829
Pzena Investment Management, Inc., Class A	44	406
StoneX Group, Inc.(1)	44	3,320
Victory Capital Holdings, Inc., Class A	62	2,057
Virtus Investment Partners, Inc.	18	4,331
72

Avantis U.S. Small Cap Equity ETF
	Shares	Value
WisdomTree Investments, Inc.	328	$1,847
		52,859
Chemicals — 2.1%
AdvanSix, Inc.	90	3,605
American Vanguard Corp.	72	1,085
Chase Corp.	20	1,837
Ecovyst, Inc.	152	1,661
FutureFuel Corp.	70	515
Hawkins, Inc.	54	2,444
Ingevity Corp.(1)	106	7,232
Innospec, Inc.	68	6,494
Intrepid Potash, Inc.(1)	32	1,821
Koppers Holdings, Inc.(1)	54	1,546
Kraton Corp.(1)	94	4,338
Kronos Worldwide, Inc.	60	884
LSB Industries, Inc.(1)	104	1,799
Minerals Technologies, Inc.	88	6,159
Origin Materials, Inc.(1)	372	1,931
Orion Engineered Carbons SA	164	2,549
Rayonier Advanced Materials, Inc.(1)	158	927
Stepan Co.	58	6,010
Tredegar Corp.	76	875
Trinseo plc	106	5,508
		59,220
Commercial Services and Supplies — 2.1%
ABM Industries, Inc.	180	8,069
ACCO Brands Corp.	250	2,150
ARC Document Solutions, Inc.	114	391
Brady Corp., Class A	124	5,714
BrightView Holdings, Inc.(1)	142	1,918
Civeo Corp.(1)	32	699
Deluxe Corp.	104	3,235
Ennis, Inc.	68	1,277
Harsco Corp.(1)	218	2,596
Healthcare Services Group, Inc.	154	2,436
Heritage-Crystal Clean, Inc.(1)	50	1,402
HNI Corp.	120	4,883
Interface, Inc.	166	2,166
KAR Auction Services, Inc.(1)	336	6,203
Kimball International, Inc., Class B	98	908
Matthews International Corp., Class A	84	2,787
Pitney Bowes, Inc.	464	2,311
Quad/Graphics, Inc.(1)	86	471
SP Plus Corp.(1)	62	1,851
Steelcase, Inc., Class A	204	2,483
US Ecology, Inc.(1)	84	3,985
Vidler Water Resouces, Inc.(1)	44	529
VSE Corp.	30	1,430
		59,894
Communications Equipment — 1.5%
ADTRAN, Inc.	130	2,677
73

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Applied Optoelectronics, Inc.(1)	50	$181
Aviat Networks, Inc.(1)	28	792
Cambium Networks Corp.(1)	18	501
Comtech Telecommunications Corp.	72	1,482
Digi International, Inc.(1)	102	2,048
DZS, Inc.(1)	48	696
EMCORE Corp.(1)	78	303
Extreme Networks, Inc.(1)	416	4,780
Harmonic, Inc.(1)	316	2,942
Infinera Corp.(1)	480	4,430
KVH Industries, Inc.(1)	42	362
NETGEAR, Inc.(1)	82	2,182
NetScout Systems, Inc.(1)	194	6,039
Plantronics, Inc.(1)	114	3,211
Ribbon Communications, Inc.(1)	154	468
ViaSat, Inc.(1)	194	8,854
		41,948
Construction and Engineering — 1.8%
Arcosa, Inc.	132	6,952
Argan, Inc.	40	1,556
Bowman Consulting Group Ltd.(1)	24	406
Concrete Pumping Holdings, Inc.(1)	70	521
Dycom Industries, Inc.(1)	94	8,184
Fluor Corp.(1)	466	10,093
Granite Construction, Inc.	124	3,753
Great Lakes Dredge & Dock Corp.(1)	172	2,427
IES Holdings, Inc.(1)	22	925
Infrastructure and Energy Alternatives, Inc.(1)	66	718
Matrix Service Co.(1)	64	444
MYR Group, Inc.(1)	42	3,769
Northwest Pipe Co.(1)	26	741
NV5 Global, Inc.(1)	44	4,719
Orbital Energy Group, Inc.(1)	98	156
Primoris Services Corp.	142	3,744
Sterling Construction Co., Inc.(1)	86	2,540
Tutor Perini Corp.(1)	112	1,098
		52,746
Construction Materials†
United States Lime & Minerals, Inc.	6	705
Consumer Finance — 1.4%
Atlanticus Holdings Corp.(1)	18	959
Consumer Portfolio Services, Inc.(1)	48	565
Elevate Credit, Inc.(1)	68	224
Encore Capital Group, Inc.(1)	72	4,751
Enova International, Inc.(1)	102	4,159
EZCORP, Inc., Class A(1)	152	910
Green Dot Corp., Class A(1)	124	3,553
Katapult Holdings, Inc.(1)	46	105
Medallion Financial Corp.(1)	38	328
Navient Corp.	414	7,291
Oportun Financial Corp.(1)	74	1,209
74

Avantis U.S. Small Cap Equity ETF
	Shares	Value
PRA Group, Inc.(1)	134	$5,980
PROG Holdings, Inc.(1)	174	5,331
Regional Management Corp.	22	1,129
World Acceptance Corp.(1)	14	2,751
		39,245
Containers and Packaging — 0.6%
Greif, Inc., Class A	72	4,139
Greif, Inc., Class B	20	1,138
O-I Glass, Inc.(1)	406	5,189
Pactiv Evergreen, Inc.	100	962
TriMas Corp.	108	3,511
UFP Technologies, Inc.(1)	20	1,383
		16,322
Distributors†
Funko, Inc., Class A(1)	70	1,222
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.(1)	122	2,535
American Public Education, Inc.(1)	42	838
Carriage Services, Inc.	50	2,461
frontdoor, Inc.(1)	178	5,349
Graham Holdings Co., Class B	10	6,011
Houghton Mifflin Harcourt Co.(1)	412	8,631
Laureate Education, Inc., Class A	360	3,902
Lincoln Educational Services Corp.(1)	64	494
OneSpaWorld Holdings Ltd.(1)	180	1,861
Perdoceo Education Corp.(1)	184	1,927
Strategic Education, Inc.	50	2,951
Stride, Inc.(1)	114	3,828
Universal Technical Institute, Inc.(1)	92	795
XpresSpa Group, Inc.(1)	326	349
		41,932
Diversified Financial Services — 0.2%
Alerus Financial Corp.	34	978
Cannae Holdings, Inc.(1)	210	5,638
		6,616
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	32	1,705
ATN International, Inc.	28	933
Consolidated Communications Holdings, Inc.(1)	154	1,096
EchoStar Corp., Class A(1)	104	2,531
IDT Corp., Class B(1)	60	2,164
Liberty Latin America Ltd., Class A(1)	112	1,126
Liberty Latin America Ltd., Class C(1)	424	4,278
Radius Global Infrastructure, Inc., Class A(1)	72	926
		14,759
Electric Utilities — 0.5%
MGE Energy, Inc.	100	7,202
Otter Tail Corp.	130	8,042
Via Renewables, Inc.	32	357
		15,601
75

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	44	$1,532
AZZ, Inc.	66	3,249
Encore Wire Corp.	68	7,917
EnerSys	106	7,709
FREYR Battery SA(1)	278	2,647
Orion Energy Systems, Inc.(1)	54	167
Powell Industries, Inc.	24	507
Preformed Line Products Co.	4	223
Thermon Group Holdings, Inc.(1)	88	1,507
TPI Composites, Inc.(1)	48	649
		26,107
Electronic Equipment, Instruments and Components — 2.8%
Airgain, Inc.(1)	20	182
Akoustis Technologies, Inc.(1)	96	605
Arlo Technologies, Inc.(1)	256	2,376
Badger Meter, Inc.	82	8,152
Bel Fuse, Inc., Class B	28	441
Belden, Inc.	136	7,664
Benchmark Electronics, Inc.	100	2,614
CTS Corp.	88	3,339
Daktronics, Inc.(1)	100	461
ePlus, Inc.(1)	84	3,940
Evolv Technologies Holdings, Inc.(1)	116	408
Itron, Inc.(1)	86	4,100
Kimball Electronics, Inc.(1)	66	1,138
Knowles Corp.(1)	262	5,706
Methode Electronics, Inc.	98	4,473
Napco Security Technologies, Inc.(1)	98	1,998
OSI Systems, Inc.(1)	44	3,549
PC Connection, Inc.	28	1,366
Plexus Corp.(1)	68	5,540
Richardson Electronics Ltd.	36	423
Sanmina Corp.(1)	176	7,001
ScanSource, Inc.(1)	80	2,526
TTM Technologies, Inc.(1)	264	3,318
Velodyne Lidar, Inc.(1)	162	598
Vishay Intertechnology, Inc.	364	6,985
Vishay Precision Group, Inc.(1)	32	1,005
Wrap Technologies, Inc.(1)	50	109
		80,017
Energy Equipment and Services — 2.7%
Archrock, Inc.	408	3,407
Bristow Group, Inc.(1)	70	2,320
Core Laboratories NV	120	3,307
DMC Global, Inc.(1)	52	1,529
Dril-Quip, Inc.(1)	82	2,365
Expro Group Holdings NV(1)	206	3,315
Exterran Corp.(1)	58	343
Forum Energy Technologies, Inc.(1)	12	230
FTS International, Inc., Class A(1)	30	794
76

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Helix Energy Solutions Group, Inc.(1)	380	$1,539
Liberty Oilfield Services, Inc., Class A(1)	274	3,420
Nabors Industries Ltd.(1)	22	2,762
National Energy Services Reunited Corp.(1)	76	677
Newpark Resources, Inc.(1)	270	1,018
NexTier Oilfield Solutions, Inc.(1)	658	5,238
Oceaneering International, Inc.(1)	274	4,011
Oil States International, Inc.(1)	168	879
Patterson-UTI Energy, Inc.	530	7,648
ProPetro Holding Corp.(1)	278	3,550
RPC, Inc.(1)	250	2,192
Select Energy Services, Inc., Class A(1)	194	1,606
Solaris Oilfield Infrastructure, Inc., Class A	84	874
TechnipFMC plc(1)	996	6,823
TETRA Technologies Inc(1)	308	986
Tidewater, Inc.(1)	104	1,540
Transocean Ltd.(1)	1,638	5,798
US Silica Holdings, Inc.(1)	194	2,805
Weatherford International plc(1)	226	6,418
		77,394
Entertainment — 0.7%
CuriosityStream, Inc.(1)	44	161
IMAX Corp.(1)	148	3,061
Lions Gate Entertainment Corp., Class A(1)	180	2,765
Lions Gate Entertainment Corp., Class B(1)	366	5,215
Madison Square Garden Entertainment Corp.(1)	74	5,799
Marcus Corp. (The)(1)	68	1,236
Sciplay Corp., Class A(1)	64	834
		19,071
Food and Staples Retailing — 1.6%
Andersons, Inc. (The)	102	4,651
Blue Apron Holdings, Inc., Class A(1)	66	345
Grocery Outlet Holding Corp.(1)	226	6,285
HF Foods Group, Inc.(1)	130	812
Ingles Markets, Inc., Class A	48	3,947
Natural Grocers by Vitamin Cottage, Inc.	36	611
PriceSmart, Inc.	66	4,799
Rite Aid Corp.(1)	148	1,356
SpartanNash Co.	112	3,152
Sprouts Farmers Market, Inc.(1)	298	8,487
United Natural Foods, Inc.(1)	190	7,644
Village Super Market, Inc., Class A	20	456
Weis Markets, Inc.	50	3,083
		45,628
Food Products — 1.4%
Alico, Inc.	12	393
AppHarvest, Inc.(1)	90	344
B&G Foods, Inc.	170	5,032
Cal-Maine Foods, Inc.	108	4,781
Calavo Growers, Inc.	42	1,793
Farmer Bros Co.(1)	30	184
77

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Fresh Del Monte Produce, Inc.	102	$2,640
Hostess Brands, Inc.(1)	432	9,305
J&J Snack Foods Corp.	30	4,912
Landec Corp.(1)	70	806
Limoneira Co.	42	613
Mission Produce, Inc.(1)	92	1,194
Seneca Foods Corp., Class A(1)	16	796
Tootsie Roll Industries, Inc.	38	1,282
TreeHouse Foods, Inc.(1)	148	5,809
Vita Coco Co., Inc. (The)(1)	30	348
Vital Farms, Inc.(1)	50	712
		40,944
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	48	6,381
Northwest Natural Holding Co.	82	4,265
South Jersey Industries, Inc.	316	10,722
Star Group LP	80	780
		22,148
Health Care Equipment and Supplies — 3.1%
Accuray, Inc.(1)	240	833
AngioDynamics, Inc.(1)	102	2,400
Atrion Corp.	4	2,862
Avanos Medical, Inc.(1)	134	4,742
Axogen, Inc.(1)	46	430
BioSig Technologies, Inc.(1)	88	132
Cardiovascular Systems, Inc.(1)	58	1,221
Co-Diagnostics, Inc.(1)	92	534
CytoSorbents Corp.(1)	74	286
Eargo, Inc.(1)	32	154
Glaukos Corp.(1)	122	6,748
Haemonetics Corp.(1)	136	7,849
Inogen, Inc.(1)	32	1,116
Integer Holdings Corp.(1)	92	7,716
IntriCon Corp.(1)	22	526
iRhythm Technologies, Inc.(1)	66	8,532
Lantheus Holdings, Inc.(1)	178	8,512
LeMaitre Vascular, Inc.	54	2,563
Meridian Bioscience, Inc.(1)	116	2,935
Merit Medical Systems, Inc.(1)	86	5,593
Mesa Laboratories, Inc.	14	3,575
Natus Medical, Inc.(1)	90	2,504
Neuronetics, Inc.(1)	54	180
NuVasive, Inc.(1)	146	7,901
OraSure Technologies, Inc.(1)	190	1,482
Orthofix Medical, Inc.(1)	46	1,563
Retractable Technologies, Inc.(1)	32	152
SeaSpine Holdings Corp.(1)	72	912
Sensus Healthcare, Inc.(1)	40	421
Utah Medical Products, Inc.	10	900
Varex Imaging Corp.(1)	106	2,506
		87,780
78

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Health Care Providers and Services — 2.2%
Addus HomeCare Corp.(1)	42	$3,572
Apollo Medical Holdings, Inc.(1)	88	4,235
Brookdale Senior Living, Inc.(1)	396	2,724
CorVel Corp.(1)	30	4,772
Fulgent Genetics, Inc.(1)	54	3,364
InfuSystem Holdings, Inc.(1)	40	460
Joint Corp. (The)(1)	38	1,558
ModivCare, Inc.(1)	34	4,012
National Healthcare Corp.	34	2,211
National Research Corp.	52	2,069
Owens & Minor, Inc.	202	8,918
Patterson Cos., Inc.	246	7,355
Privia Health Group, Inc.(1)	60	1,544
RadNet, Inc.(1)	112	2,763
Select Medical Holdings Corp.	268	6,204
Sharps Compliance Corp.(1)	34	209
Tivity Health, Inc.(1)	120	3,274
U.S. Physical Therapy, Inc.	34	3,127
		62,371
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(1)	330	6,422
American Well Corp., Class A(1)	290	1,227
Computer Programs and Systems, Inc.(1)	38	1,170
HealthStream, Inc.(1)	68	1,393
NextGen Healthcare, Inc.(1)	150	2,929
Simulations Plus, Inc.	42	1,654
		14,795
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	166	2,173
Bally's Corp.(1)	80	2,882
BJ's Restaurants, Inc.(1)	60	1,924
Bloomin' Brands, Inc.(1)	220	5,414
BurgerFi International, Inc.(1)	10	51
Carrols Restaurant Group, Inc.	70	185
Century Casinos, Inc.(1)	74	910
Cheesecake Factory, Inc. (The)(1)	130	5,563
Chuy's Holdings, Inc.(1)	54	1,760
Cracker Barrel Old Country Store, Inc.	64	8,593
Dave & Buster's Entertainment, Inc.(1)	114	4,941
El Pollo Loco Holdings, Inc.(1)	40	531
Everi Holdings, Inc.(1)	242	5,663
Fiesta Restaurant Group, Inc.(1)	36	362
Golden Entertainment, Inc.(1)	52	2,960
Monarch Casino & Resort, Inc.(1)	36	2,804
Noodles & Co.(1)	112	766
ONE Group Hospitality, Inc. (The)(1)	78	916
Playa Hotels & Resorts NV(1)	378	3,572
PlayAGS, Inc.(1)	64	536
RCI Hospitality Holdings, Inc.	26	1,688
Red Robin Gourmet Burgers, Inc.(1)	24	421
79

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Ruth's Hospitality Group, Inc.	86	$2,134
		56,749
Household Durables — 1.9%
Bassett Furniture Industries, Inc.	18	316
Beazer Homes USA, Inc.(1)	96	1,571
Cavco Industries, Inc.(1)	28	7,634
Century Communities, Inc.	94	5,990
Ethan Allen Interiors, Inc.	70	1,824
Flexsteel Industries, Inc.	16	345
GoPro, Inc., Class A(1)	340	2,924
Green Brick Partners, Inc.(1)	98	2,273
Hooker Furnishings Corp.	24	504
Hovnanian Enterprises, Inc., Class A(1)	14	1,346
iRobot Corp.(1)	68	4,227
La-Z-Boy, Inc.	122	3,560
Legacy Housing Corp.(1)	28	713
LGI Homes, Inc.(1)	58	7,316
Lifetime Brands, Inc.	38	498
M/I Homes, Inc.(1)	82	4,042
Tri Pointe Homes, Inc.(1)	342	7,650
Universal Electronics, Inc.(1)	28	930
VOXX International Corp.(1)	38	408
		54,071
Household Products — 0.7%
Central Garden & Pet Co.(1)	28	1,326
Central Garden & Pet Co., Class A(1)	110	4,844
Energizer Holdings, Inc.	178	5,943
Oil-Dri Corp. of America	14	432
WD-40 Co.	38	8,052
		20,597
Insurance — 2.4%
Ambac Financial Group, Inc.(1)	122	1,565
AMERISAFE, Inc.	52	2,449
Argo Group International Holdings Ltd.	94	3,964
CNO Financial Group, Inc.	328	7,928
eHealth, Inc.(1)	34	528
Employers Holdings, Inc.	76	2,953
Genworth Financial, Inc., Class A(1)	1,514	6,147
Greenlight Capital Re Ltd., A Shares(1)	56	403
Heritage Insurance Holdings, Inc.	58	324
Horace Mann Educators Corp.	110	4,575
Investors Title Co.	4	766
James River Group Holdings Ltd.	76	2,022
Lemonade, Inc.(1)	54	1,374
Mercury General Corp.	68	3,740
National Western Life Group, Inc., Class A	6	1,280
ProAssurance Corp.	162	3,904
Root, Inc., Class A(1)	166	301
Safety Insurance Group, Inc.	38	3,171
SelectQuote, Inc.(1)	192	597
SiriusPoint Ltd.(1)	216	1,596
80

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Stewart Information Services Corp.	84	$5,702
Tiptree, Inc.	70	895
United Fire Group, Inc.	66	1,822
Universal Insurance Holdings, Inc.	82	948
White Mountains Insurance Group Ltd.	8	8,402
		67,356
Interactive Media and Services — 0.6%
Cars.com, Inc.(1)	220	3,560
DHI Group, Inc.(1)	146	826
Eventbrite, Inc., Class A(1)	210	3,173
QuinStreet, Inc.(1)	134	1,507
Travelzoo(1)	20	195
TrueCar, Inc.(1)	172	574
Yelp, Inc.(1)	194	6,575
Zedge, Inc., Class B(1)	24	168
		16,578
Internet and Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A(1)	70	1,084
aka Brands Holding Corp.(1)	30	226
ContextLogic, Inc., Class A(1)	686	1,626
Duluth Holdings, Inc., Class B(1)	28	390
Groupon, Inc.(1)	50	1,086
Lands' End, Inc.(1)	24	407
Liquidity Services, Inc.(1)	72	1,241
PetMed Express, Inc.	54	1,455
Quotient Technology, Inc.(1)	172	1,142
Qurate Retail, Inc., Series A	828	4,562
		13,219
IT Services — 1.3%
Brightcove, Inc.(1)	108	808
Cass Information Systems, Inc.	38	1,504
Conduent, Inc.(1)	446	2,172
CSG Systems International, Inc.	100	6,172
Hackett Group, Inc. (The)	74	1,533
Information Services Group, Inc.	124	883
Innodata, Inc.(1)	68	360
International Money Express, Inc.(1)	86	1,381
LiveRamp Holdings, Inc.(1)	178	7,683
Paya Holdings, Inc.(1)	140	903
Paysafe Ltd.(1)	268	855
Rackspace Technology, Inc.(1)	72	801
SolarWinds Corp.	106	1,436
TaskUS, Inc., Class A(1)	92	2,642
Verra Mobility Corp.(1)	408	6,855
		35,988
Leisure Products — 0.8%
American Outdoor Brands, Inc.(1)	26	406
AMMO, Inc.(1)	184	867
JAKKS Pacific, Inc.(1)	22	341
Johnson Outdoors, Inc., Class A	14	1,155
Latham Group, Inc.(1)	120	2,099
81

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Malibu Boats, Inc., Class A(1)	56	$3,901
MasterCraft Boat Holdings, Inc.(1)	52	1,489
Nautilus, Inc.(1)	44	214
Smith & Wesson Brands, Inc.	100	1,763
Sturm Ruger & Co., Inc.	48	3,476
Vista Outdoor, Inc.(1)	164	5,978
		21,689
Life Sciences Tools and Services†
Harvard Bioscience, Inc.(1)	86	464
Personalis, Inc.(1)	62	651
		1,115
Machinery — 4.9%
Alamo Group, Inc.	32	4,452
Albany International Corp., Class A	90	7,904
Altra Industrial Motion Corp.	174	7,390
Astec Industries, Inc.	64	3,187
Barnes Group, Inc.	130	6,038
CIRCOR International, Inc.(1)	54	1,455
Commercial Vehicle Group, Inc.(1)	82	655
Douglas Dynamics, Inc.	64	2,351
Enerpac Tool Group Corp.	158	2,725
EnPro Industries, Inc.	66	7,289
Federal Signal Corp.	170	6,139
Gorman-Rupp Co. (The)	68	2,534
Greenbrier Cos., Inc. (The)	84	3,732
Helios Technologies, Inc.	94	7,371
Hurco Cos., Inc.	16	546
Hyliion Holdings Corp.(1)	234	1,011
Hyster-Yale Materials Handling, Inc.	20	766
Kadant, Inc.	36	7,105
Kennametal, Inc.	230	7,293
Manitowoc Co., Inc. (The)(1)	92	1,521
Mayville Engineering Co., Inc.(1)	14	145
Meritor, Inc.(1)	198	7,051
Miller Industries, Inc.	30	929
Mueller Industries, Inc.	106	6,047
Mueller Water Products, Inc., Class A	426	5,406
NN, Inc.(1)	74	192
Omega Flex, Inc.	8	1,162
Park-Ohio Holdings Corp.	24	381
REV Group, Inc.	90	1,217
Shyft Group, Inc. (The)	96	3,879
SPX Corp.(1)	112	5,678
Standex International Corp.	34	3,602
Tennant Co.	48	3,781
Terex Corp.	184	7,596
Titan International, Inc.(1)	166	1,859
Trinity Industries, Inc.	258	7,446
Wabash National Corp.	160	2,726
		140,561
82

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Marine — 0.2%
Costamare, Inc.	112	$1,512
Eagle Bulk Shipping, Inc.	26	1,371
Genco Shipping & Trading Ltd.	98	1,890
Pangaea Logistics Solutions Ltd.	68	345
Safe Bulkers, Inc.(1)	178	744
		5,862
Media — 1.7%
AMC Networks, Inc., Class A(1)	64	2,653
Audacy, Inc.(1)	220	682
Boston Omaha Corp., Class A(1)	52	1,455
Cardlytics, Inc.(1)	64	3,712
comScore, Inc.(1)	148	388
Daily Journal Corp.(1)	2	647
E.W. Scripps Co. (The), Class A(1)	160	3,562
Entravision Communications Corp., Class A	166	1,062
Fluent, Inc.(1)	110	156
Gannett Co., Inc.(1)	372	1,845
Gray Television, Inc.	230	5,389
iHeartMedia, Inc., Class A (Acquired 5/2/19, Cost $5,814)(1)	234	5,019
Integral Ad Science Holding Corp.(1)	72	1,347
John Wiley & Sons, Inc., Class A	120	6,037
Lee Enterprises, Inc.(1)	18	599
Salem Media Group, Inc.(1)	64	228
Scholastic Corp.	56	2,357
TechTarget, Inc.(1)	84	6,584
Thryv Holdings, Inc.(1)	64	1,946
WideOpenWest, Inc.(1)	148	2,515
		48,183
Metals and Mining — 2.3%
Allegheny Technologies, Inc.(1)	262	6,744
Alpha Metallurgical Resources, Inc.(1)	54	5,118
Carpenter Technology Corp.	128	4,914
Century Aluminum Co.(1)	134	3,165
Coeur Mining, Inc.(1)	474	2,038
Compass Minerals International, Inc.	92	5,393
Haynes International, Inc.	36	1,316
Hecla Mining Co.	1,206	6,947
Kaiser Aluminum Corp.	38	3,667
Materion Corp.	62	5,180
Olympic Steel, Inc.	22	589
Ryerson Holding Corp.	54	1,411
Schnitzer Steel Industries, Inc., Class A	72	3,503
SunCoke Energy, Inc.	226	1,792
Synalloy Corp.(1)	26	415
TimkenSteel Corp.(1)	126	2,272
Warrior Met Coal, Inc.	168	5,292
Worthington Industries, Inc.	90	5,132
		64,888
Multi-Utilities — 0.7%
Avista Corp.	188	8,390
83

Avantis U.S. Small Cap Equity ETF
	Shares	Value
NorthWestern Corp.	144	$8,709
Unitil Corp.	42	2,121
		19,220
Multiline Retail — 0.3%
Big Lots, Inc.	86	2,989
Ollie's Bargain Outlet Holdings, Inc.(1)	100	4,318
		7,307
Oil, Gas and Consumable Fuels — 4.8%
Alto Ingredients, Inc.(1)	188	1,096
Arch Resources, Inc.	48	5,730
Berry Corp.	236	2,360
Brigham Minerals, Inc., Class A	144	3,280
Callon Petroleum Co.(1)	132	7,440
Centennial Resource Development, Inc., Class A(1)	658	5,777
Clean Energy Fuels Corp.(1)	398	2,894
CNX Resources Corp.(1)	476	7,778
Comstock Resources, Inc.(1)	280	2,324
CONSOL Energy, Inc.(1)	76	2,336
CVR Energy, Inc.	96	1,669
DHT Holdings, Inc.	376	2,365
Dorian LPG Ltd.	82	1,130
Earthstone Energy, Inc., Class A(1)	78	1,014
Evolution Petroleum Corp.	82	640
Falcon Minerals Corp.	114	654
Gevo, Inc.(1)	526	1,867
Green Plains, Inc.(1)	154	5,042
International Seaways, Inc.	124	2,268
Kimbell Royalty Partners LP	140	2,202
Kosmos Energy Ltd.(1)	1,550	7,533
Laredo Petroleum, Inc.(1)	56	4,287
Nordic American Tankers Ltd.	308	745
Oasis Petroleum, Inc.	64	8,481
PBF Energy, Inc., Class A(1)	308	5,119
Peabody Energy Corp.(1)	288	4,994
Plains GP Holdings LP, Class A(1)	510	5,768
Ranger Oil Corp., Class A(1)	80	2,701
Rattler Midstream LP	118	1,630
Renewable Energy Group, Inc.(1)	112	6,888
REX American Resources Corp.(1)	18	1,700
Riley Exploration Permian, Inc.	24	804
Ring Energy, Inc.(1)	188	598
SandRidge Energy, Inc.(1)	104	1,391
SFL Corp. Ltd.	334	3,323
SilverBow Resources, Inc.(1)	30	772
Talos Energy, Inc.(1)	208	3,268
Teekay Corp.(1)	188	634
Teekay Tankers Ltd., Class A(1)	60	857
VAALCO Energy, Inc.	154	869
Vertex Energy, Inc.(1)	68	452
Whiting Petroleum Corp.	120	8,862
84

Avantis U.S. Small Cap Equity ETF
	Shares	Value
World Fuel Services Corp.	170	$4,818
		136,360
Paper and Forest Products — 0.5%
Clearwater Paper Corp.(1)	54	1,557
Glatfelter Corp.	136	1,868
Mercer International, Inc.	108	1,444
Neenah, Inc.	46	1,792
Schweitzer-Mauduit International, Inc.	76	2,373
Sylvamo Corp.(1)	96	3,350
Verso Corp., Class A	86	2,280
		14,664
Personal Products — 1.0%
Edgewell Personal Care Co.	146	5,209
elf Beauty, Inc.(1)	144	3,806
Inter Parfums, Inc.	56	5,201
Medifast, Inc.	24	4,464
Nature's Sunshine Products, Inc.	34	596
Nu Skin Enterprises, Inc., Class A	134	6,216
USANA Health Sciences, Inc.(1)	32	2,817
		28,309
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc.(1)	368	1,667
Amphastar Pharmaceuticals, Inc.(1)	98	2,716
ANI Pharmaceuticals, Inc.(1)	38	1,423
Antares Pharma, Inc.(1)	376	1,316
Assertio Holdings, Inc.(1)	118	271
Atea Pharmaceuticals, Inc.(1)	88	558
Athira Pharma, Inc.(1)	100	916
BioDelivery Sciences International, Inc.(1)	166	926
Collegium Pharmaceutical, Inc.(1)	80	1,558
Corcept Therapeutics, Inc.(1)	290	6,464
CorMedix, Inc.(1)	84	410
Cymabay Therapeutics, Inc.(1)	218	693
Evolus, Inc.(1)	50	458
Harmony Biosciences Holdings, Inc.(1)	92	3,676
Harrow Health, Inc.(1)	68	524
Innoviva, Inc.(1)	188	3,612
KemPharm, Inc.(1)	82	486
Liquidia Corp.(1)	124	802
Nektar Therapeutics(1)	480	4,915
Pacira BioSciences, Inc.(1)	124	8,270
Phibro Animal Health Corp., Class A	50	1,065
Pliant Therapeutics, Inc.(1)	38	341
Prestige Consumer Healthcare, Inc.(1)	144	8,572
Provention Bio, Inc.(1)	138	865
SCYNEXIS, Inc.(1)	62	259
SIGA Technologies, Inc.(1)	134	804
Supernus Pharmaceuticals, Inc.(1)	142	4,537
TFF Pharmaceuticals, Inc.(1)	44	299
Zogenix, Inc.(1)	118	3,099
		61,502
85

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Professional Services — 1.1%
Barrett Business Services, Inc.	20	$1,203
CBIZ, Inc.(1)	142	5,525
CRA International, Inc.	20	1,777
DLH Holdings Corp.(1)	20	346
Forrester Research, Inc.(1)	36	1,869
Franklin Covey Co.(1)	38	1,752
Heidrick & Struggles International, Inc.	54	2,309
HireRight Holdings Corp.(1)	22	288
Hudson Global, Inc.(1)	8	238
ICF International, Inc.	54	4,786
Kelly Services, Inc., Class A	86	1,825
Kforce, Inc.	62	4,661
Mistras Group, Inc.(1)	48	320
Resources Connection, Inc.	94	1,560
TrueBlue, Inc.(1)	100	2,720
		31,179
Real Estate Management and Development — 1.0%
Five Point Holdings LLC, Class A(1)	140	829
Forestar Group, Inc.(1)	50	915
Kennedy-Wilson Holdings, Inc.	336	7,439
Marcus & Millichap, Inc.(1)	78	3,879
Rafael Holdings, Inc., Class B(1)	44	139
RE/MAX Holdings, Inc., Class A	50	1,482
Realogy Holdings Corp.(1)	308	5,599
RMR Group, Inc. (The), Class A	42	1,224
St. Joe Co. (The)	100	5,403
Tejon Ranch Co.(1)	62	1,053
		27,962
Road and Rail — 0.9%
ArcBest Corp.	90	8,341
Covenant Logistics Group, Inc.(1)	32	720
Daseke, Inc.(1)	140	1,757
Heartland Express, Inc.	124	1,781
Marten Transport Ltd.	180	3,105
PAM Transportation Services, Inc.(1)	10	675
Universal Logistics Holdings, Inc.	18	344
US Xpress Enterprises, Inc., Class A(1)	56	254
USA Truck, Inc.(1)	22	536
Werner Enterprises, Inc.	166	7,215
		24,728
Semiconductors and Semiconductor Equipment — 2.0%
Alpha & Omega Semiconductor Ltd.(1)	72	3,872
Amtech Systems, Inc.(1)	26	270
Axcelis Technologies, Inc.(1)	100	6,922
AXT, Inc.(1)	106	790
CEVA, Inc.(1)	60	2,446
Cohu, Inc.(1)	130	4,054
CyberOptics Corp.(1)	20	760
Everspin Technologies, Inc.(1)	52	525
Formfactor, Inc.(1)	174	7,045
86

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Ichor Holdings Ltd.(1)	76	$2,678
inTEST Corp.(1)	20	222
MagnaChip Semiconductor Corp.(1)	126	2,293
Meta Materials, Inc.(1)	382	821
NVE Corp.	12	686
PDF Solutions, Inc.(1)	104	2,846
Photronics, Inc.(1)	196	3,610
Rambus, Inc.(1)	326	8,802
SMART Global Holdings, Inc.(1)	154	4,227
Ultra Clean Holdings, Inc.(1)	122	5,589
		58,458
Software — 1.6%
A10 Networks, Inc.	198	2,819
Avaya Holdings Corp.(1)	228	3,140
Bottomline Technologies de, Inc.(1)	134	7,590
ChannelAdvisor Corp.(1)	78	1,400
Cleanspark, Inc.(1)	106	1,124
CommVault Systems, Inc.(1)	116	7,298
CoreCard Corp.(1)	18	580
Ebix, Inc.	66	1,948
eGain Corp.(1)	60	707
InterDigital, Inc.	84	5,411
Mitek Systems, Inc.(1)	116	1,724
N-able, Inc.(1)	144	1,666
OneSpan, Inc.(1)	68	937
Progress Software Corp.	120	5,290
SRAX, Inc.(1)	60	267
Sumo Logic, Inc.(1)	182	2,191
Upland Software, Inc.(1)	40	754
Vertex, Inc., Class A(1)	72	1,003
Viant Technology, Inc., Class A(1)	24	197
VirnetX Holding Corp.(1)	122	222
		46,268
Specialty Retail — 3.3%
Aaron's Co., Inc. (The)	84	1,763
Abercrombie & Fitch Co., Class A(1)	150	5,712
America's Car-Mart, Inc.(1)	16	1,539
Arko Corp.(1)	248	2,071
Barnes & Noble Education, Inc.(1)	100	548
Bed Bath & Beyond, Inc.(1)	166	2,804
Big 5 Sporting Goods Corp.	56	927
Boot Barn Holdings, Inc.(1)	102	8,876
Buckle, Inc. (The)	84	3,024
Build-A-Bear Workshop, Inc.	44	899
Caleres, Inc.	98	2,034
CarLotz, Inc.(1)	124	250
Cato Corp. (The), Class A	50	880
Chico's FAS, Inc.(1)	312	1,466
Children's Place, Inc. (The)(1)	36	2,267
Citi Trends, Inc.(1)	22	821
87

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Conn's, Inc.(1)	50	$917
Container Store Group, Inc. (The)(1)	82	724
Designer Brands, Inc., Class A(1)	162	2,114
Genesco, Inc.(1)	38	2,438
Group 1 Automotive, Inc.	52	9,460
Guess?, Inc.	110	2,409
Haverty Furniture Cos., Inc.	42	1,193
Hibbett, Inc.	32	1,443
Kirkland's, Inc.(1)	24	332
Lazydays Holdings, Inc.(1)	24	438
LL Flooring Holdings, Inc.(1)	70	1,124
MarineMax, Inc.(1)	64	2,929
Monro, Inc.	88	4,108
ODP Corp. (The)(1)	122	5,368
OneWater Marine, Inc., Class A	28	1,423
Party City Holdco, Inc.(1)	226	979
Sally Beauty Holdings, Inc.(1)	302	5,219
Shoe Carnival, Inc.	48	1,400
Sonic Automotive, Inc., Class A	58	3,115
Tile Shop Holdings, Inc.	98	620
Tilly's, Inc., Class A	62	787
TravelCenters of America, Inc.(1)	40	1,689
Urban Outfitters, Inc.(1)	160	4,402
Vroom, Inc.(1)	148	900
Zumiez, Inc.(1)	58	2,580
		93,992
Technology Hardware, Storage and Peripherals — 0.3%
Eastman Kodak Co.(1)	138	658
Immersion Corp.(1)	62	330
Intevac, Inc.(1)	66	342
Super Micro Computer, Inc.(1)	136	5,344
Turtle Beach Corp.(1)	38	903
		7,577
Textiles, Apparel and Luxury Goods — 1.0%
Delta Apparel, Inc.(1)	16	474
Fossil Group, Inc.(1)	126	1,703
G-III Apparel Group Ltd.(1)	120	3,329
Kontoor Brands, Inc.	146	7,233
Lakeland Industries, Inc.(1)	20	382
Movado Group, Inc.	50	1,971
Oxford Industries, Inc.	46	4,066
PLBY Group, Inc.(1)	58	923
Rocky Brands, Inc.	16	617
Superior Group of Cos., Inc.	30	615
Unifi, Inc.(1)	40	751
Vera Bradley, Inc.(1)	66	499
Wolverine World Wide, Inc.	218	5,021
		27,584
Thrifts and Mortgage Finance — 1.8%
Bridgewater Bancshares, Inc.(1)	58	976
88

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Columbia Financial, Inc.(1)	108	$2,294
Federal Agricultural Mortgage Corp., Class C	28	3,464
Flagstar Bancorp, Inc.	146	6,655
Home Bancorp, Inc.	20	784
Kearny Financial Corp.	188	2,483
Merchants Bancorp	44	1,274
Mr. Cooper Group, Inc.(1)	204	10,369
NMI Holdings, Inc., Class A(1)	228	5,276
Northfield Bancorp, Inc.	118	1,853
Ocwen Financial Corp.(1)	22	630
Provident Financial Services, Inc.	204	4,841
Southern Missouri Bancorp, Inc.	22	1,179
TrustCo Bank Corp. NY	50	1,708
Washington Federal, Inc.	178	6,333
Waterstone Financial, Inc.	60	1,172
		51,291
Trading Companies and Distributors — 1.7%
Alta Equipment Group, Inc.(1)	56	706
BlueLinx Holdings, Inc.(1)	32	2,860
Boise Cascade Co.	128	10,232
Global Industrial Co.	44	1,398
H&E Equipment Services, Inc.	92	3,842
Huttig Building Products, Inc.(1)	66	613
Lawson Products, Inc.(1)	12	510
McGrath RentCorp	66	5,365
MRC Global, Inc.(1)	216	2,182
NOW, Inc.(1)	296	2,765
Rush Enterprises, Inc., Class A	138	7,168
Rush Enterprises, Inc., Class B	26	1,274
Titan Machinery, Inc.(1)	64	1,813
Transcat, Inc.(1)	24	1,883
Veritiv Corp.(1)	46	4,930
		47,541
Water Utilities — 0.6%
American States Water Co.	98	8,248
Artesian Resources Corp., Class A	22	1,022
California Water Service Group	132	7,515
Consolidated Water Co. Ltd.	38	372
York Water Co. (The)	34	1,526
		18,683
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	130	2,906
Spok Holdings, Inc.	44	385
Telephone and Data Systems, Inc.	286	4,962
United States Cellular Corp.(1)	42	1,155
		9,408
TOTAL COMMON STOCKS (Cost $2,872,740)		2,849,930
89

Avantis U.S. Small Cap Equity ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,467	$2,467
TOTAL SHORT-TERM INVESTMENTS (Cost $2,467)		2,467
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,875,207)		2,852,397
OTHER ASSETS AND LIABILITIES†		851
TOTAL NET ASSETS — 100.0%		$2,853,248

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
90

FEBRUARY 28, 2022 (UNAUDITED)

Avantis U.S. Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.4%
AAR Corp.(1)	122,675	$5,513,014
Hexcel Corp.	39,524	2,288,440
Kaman Corp.	66,571	2,889,847
Moog, Inc., Class A	9,052	752,312
		11,443,613
Air Freight and Logistics — 1.1%
Air Transport Services Group, Inc.(1)	252,794	7,965,539
Atlas Air Worldwide Holdings, Inc.(1)	161,616	12,664,230
Hub Group, Inc., Class A(1)	100,530	8,484,732
		29,114,501
Airlines — 0.6%
Allegiant Travel Co.(1)	48,508	8,444,758
Hawaiian Holdings, Inc.(1)	30,438	583,801
Mesa Air Group, Inc.(1)	86,295	375,383
SkyWest, Inc.(1)	207,511	5,833,134
		15,237,076
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.(1)	374,738	3,470,074
Cooper-Standard Holdings, Inc.(1)	11,278	143,456
Dana, Inc.	51,815	964,795
Dorman Products, Inc.(1)	39,503	3,690,370
Gentherm, Inc.(1)	34,809	2,953,196
Goodyear Tire & Rubber Co. (The)(1)	983,360	15,232,247
Modine Manufacturing Co.(1)	205,244	2,072,964
Motorcar Parts of America, Inc.(1)	51,608	833,469
Standard Motor Products, Inc.	54,291	2,373,060
		31,733,631
Automobiles — 0.5%
Harley-Davidson, Inc.	106,459	4,396,757
Winnebago Industries, Inc.	127,462	8,166,490
		12,563,247
Banks — 16.7%
1st Source Corp.	28,289	1,366,076
ACNB Corp.	25,427	818,241
Amalgamated Financial Corp.	56,228	965,435
Amerant Bancorp, Inc.	77,661	2,520,099
Ameris Bancorp	157,047	7,773,826
Arrow Financial Corp.	49,835	1,711,832
Associated Banc-Corp.	375,453	9,157,299
Atlantic Capital Bancshares, Inc.(1)	7,610	246,107
Atlantic Union Bankshares Corp.	50,739	2,061,526
Banc of California, Inc.	14,654	287,951
BancFirst Corp.	56,310	4,399,500
Bancorp, Inc. (The)(1)	224,664	6,582,655
Bank First Corp.	7,990	562,736
Bank of Hawaii Corp.	120,136	10,353,320
Bank OZK	68,370	3,214,757
BankFinancial Corp.	43,854	478,447
91

Avantis U.S. Small Cap Value ETF
	Shares	Value
BankUnited, Inc.	245,719	$10,860,780
Bankwell Financial Group, Inc.	17,994	627,091
Banner Corp.	97,058	5,979,743
BCB Bancorp, Inc.	56,578	1,030,851
Brookline Bancorp., Inc.	56,358	965,976
Byline Bancorp, Inc.	89,566	2,442,465
Cadence Bank	64,602	2,042,715
Camden National Corp.	11,459	544,875
Cathay General Bancorp	233,142	10,964,668
CB Financial Services, Inc.	14,325	360,274
Central Pacific Financial Corp.	114,582	3,344,649
Central Valley Community Bancorp	42,416	978,537
City Holding Co.	39,378	3,137,245
CNB Financial Corp.	56,521	1,478,024
Codorus Valley Bancorp, Inc.	34,590	771,011
Columbia Banking System, Inc.	5,647	206,850
Community Trust Bancorp, Inc.	29,985	1,267,766
ConnectOne Bancorp, Inc.	104,435	3,446,355
Customers Bancorp, Inc.(1)	106,676	6,565,908
Dime Community Bancshares, Inc.	44,538	1,513,847
Eagle Bancorp, Inc.	108,414	6,496,167
Enterprise Financial Services Corp.	21,635	1,069,634
Equity Bancshares, Inc., Class A	603	18,964
F.N.B. Corp.	755,671	10,148,662
Farmers National Banc Corp.	96,239	1,658,198
FB Financial Corp.	25,322	1,125,310
Financial Institutions, Inc.	58,268	1,861,080
First BanCorp	612,156	8,643,643
First Bancorp, Inc. (The)	14,392	428,882
First Bancorp/Southern Pines NC	39,431	1,769,663
First Bancshares, Inc. (The)	5,627	198,689
First Busey Corp.	97,825	2,685,296
First Business Financial Services, Inc.	27,313	899,963
First Citizens BancShares, Inc., Class A	3,948	3,112,801
First Commonwealth Financial Corp.	57,587	930,030
First Community Bankshares, Inc.	3,984	116,851
First Financial Corp.	22,737	1,057,498
First Foundation, Inc.	136,667	3,644,909
First Internet Bancorp	30,751	1,503,109
First Interstate Bancsystem, Inc., Class A	28,242	1,146,625
First Mid Bancshares, Inc.	44,582	1,786,401
First of Long Island Corp. (The)	77,499	1,687,153
First United Corp.	24,958	594,999
Flushing Financial Corp.	33,112	777,801
Franklin Financial Services Corp.	14,288	476,076
Fulton Financial Corp.	200,956	3,621,227
Glacier Bancorp, Inc.	42,745	2,368,073
Great Southern Bancorp, Inc.	48,899	3,003,377
Hancock Whitney Corp.	132,449	7,374,760
Hanmi Financial Corp.	121,297	3,168,278
HarborOne Bancorp, Inc.	92,202	1,363,668
92

Avantis U.S. Small Cap Value ETF
	Shares	Value
Hawthorn Bancshares, Inc.	20,751	$542,431
Heartland Financial USA, Inc.	53,215	2,640,528
Hilltop Holdings, Inc.	200,493	6,199,244
HomeStreet, Inc.	91,567	4,712,038
HomeTrust Bancshares, Inc.	22,724	683,538
Hope Bancorp, Inc.	312,357	5,297,575
Horizon Bancorp, Inc.	59,114	1,187,009
Independent Bank Corp. (Massachusetts)	19,124	1,644,855
Independent Bank Corp. (Michigan)	84,650	2,014,670
International Bancshares Corp.	168,542	7,248,991
Investors Bancorp, Inc.	450,389	7,539,512
Lakeland Bancorp, Inc.	168,074	3,032,055
Lakeland Financial Corp.	69,937	5,609,647
Live Oak Bancshares, Inc.	37,828	2,419,101
Macatawa Bank Corp.	108,212	993,386
Mercantile Bank Corp.	61,438	2,265,219
Meta Financial Group, Inc.	76,475	4,235,950
Metropolitan Bank Holding Corp.(1)	17,830	1,823,118
Midland States Bancorp, Inc.	90,032	2,643,340
MidWestOne Financial Group, Inc.	50,788	1,533,290
MVB Financial Corp.	56,081	2,160,240
National Bank Holdings Corp., Class A	60,328	2,677,357
NBT Bancorp, Inc.	40,872	1,568,259
Nicolet Bankshares, Inc.(1)	12,150	1,157,409
Northeast Bank	35,798	1,303,763
Northrim BanCorp, Inc.	21,570	966,120
OFG Bancorp	174,306	4,911,943
Old National Bancorp.	231,823	4,237,726
Old Second Bancorp, Inc.	120,291	1,711,741
Origin Bancorp, Inc.	19,350	893,583
Orrstown Financial Services, Inc.	38,097	930,329
Pacific Premier Bancorp, Inc.	118,405	4,583,458
PacWest Bancorp	131,546	6,501,003
Park National Corp.	14,026	1,880,326
Parke Bancorp, Inc.	38,335	904,323
PCB Bancorp.(2)	49,590	1,166,853
Peapack-Gladstone Financial Corp.	63,193	2,383,640
Peoples Bancorp, Inc.	36,112	1,129,583
Popular, Inc.	106,488	9,780,923
Preferred Bank	21,264	1,668,799
Premier Financial Corp.	54,750	1,679,183
Primis Financial Corp.	75,821	1,084,240
QCR Holdings, Inc.	50,241	2,806,462
RBB Bancorp	59,131	1,426,240
Red River Bancshares, Inc.	1,846	94,515
Republic Bancorp, Inc., Class A	43,251	1,984,356
Sandy Spring Bancorp, Inc.	64,308	3,028,264
ServisFirst Bancshares, Inc.	127,406	11,132,736
Shore Bancshares, Inc.	23,010	485,051
Sierra Bancorp	52,960	1,421,446
Simmons First National Corp., Class A	184,456	5,260,685
93

Avantis U.S. Small Cap Value ETF
	Shares	Value
SmartFinancial, Inc.	38,148	$995,281
Southern First Bancshares, Inc.(1)	25,404	1,449,552
Southside Bancshares, Inc.	22,677	945,404
SouthState Corp.	39,445	3,550,050
Stock Yards Bancorp, Inc.	24,782	1,325,094
Summit Financial Group, Inc.	40,385	1,101,299
Synovus Financial Corp.	150,603	7,929,248
Texas Capital Bancshares, Inc.(1)	110,057	7,329,796
Tompkins Financial Corp.	10,399	822,561
Towne Bank	48,163	1,501,722
Trico Bancshares	6,451	279,973
TriState Capital Holdings, Inc.(1)	93,411	3,101,245
Triumph Bancorp, Inc.(1)	34,621	3,473,179
Trustmark Corp.	178,086	5,607,928
UMB Financial Corp.	105,376	10,733,599
Umpqua Holdings Corp.	570,180	12,173,343
United Community Banks, Inc.	225,278	8,709,247
United Security Bancshares	59,435	499,848
Unity Bancorp, Inc.	27,314	774,352
Univest Financial Corp.	34,729	1,006,446
Valley National Bancorp	595,050	8,312,848
Washington Trust Bancorp, Inc.	50,750	2,754,203
Webster Financial Corp.	130,872	7,879,803
West BanCorp, Inc.	56,396	1,629,844
Western Alliance Bancorp	18,568	1,740,564
Wintrust Financial Corp.	154,039	15,305,315
		443,885,021
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	12,786	6,353,747
Biotechnology — 1.0%
Alector, Inc.(1)	84,463	1,337,894
Catalyst Pharmaceuticals, Inc.(1)	272,244	2,123,503
Emergent BioSolutions, Inc.(1)	158,881	6,574,496
Ironwood Pharmaceuticals, Inc.(1)	496,216	5,339,284
iTeos Therapeutics, Inc.(1)	90,854	3,282,555
Ovid therapeutics, Inc.(1)(2)	38,184	129,444
Sage Therapeutics, Inc.(1)	147,938	5,380,505
uniQure NV(1)	173,701	2,951,180
		27,118,861
Building Products — 0.7%
Apogee Enterprises, Inc.	92,736	4,179,611
Griffon Corp.	63,363	1,460,517
Insteel Industries, Inc.	64,874	2,407,474
Masonite International Corp.(1)	88,884	8,384,428
Quanex Building Products Corp.	127,972	2,925,440
UFP Industries, Inc.	2,220	190,365
		19,547,835
Capital Markets — 1.9%
B. Riley Financial, Inc.	59,108	3,519,881
Brightsphere Investment Group, Inc.	84,362	2,013,721
Cowen, Inc., Class A	93,997	2,787,011
94

Avantis U.S. Small Cap Value ETF
	Shares	Value
Diamond Hill Investment Group, Inc.	10,698	$2,074,128
Evercore, Inc., Class A	62,016	7,876,652
Janus Henderson Group plc	162,898	5,468,486
Moelis & Co., Class A	103,179	4,974,260
Oppenheimer Holdings, Inc., Class A	30,815	1,330,900
Piper Sandler Cos.	52,652	7,793,023
Stifel Financial Corp.	111,339	8,183,417
StoneX Group, Inc.(1)	12,361	932,637
Victory Capital Holdings, Inc., Class A	7,460	247,448
Virtus Investment Partners, Inc.	9,631	2,317,411
		49,518,975
Chemicals — 3.0%
AdvanSix, Inc.	133,937	5,365,516
AgroFresh Solutions, Inc.(1)	89,458	179,811
American Vanguard Corp.	43,487	655,349
Cabot Corp.	185,512	13,572,058
Chemours Co. (The)	552,496	15,248,890
Ecovyst, Inc.	150,885	1,649,173
Ferro Corp.(1)	153,440	3,334,251
Hawkins, Inc.	80,437	3,640,579
Intrepid Potash, Inc.(1)	17,341	986,529
Kraton Corp.(1)	122,372	5,647,468
Kronos Worldwide, Inc.	18,817	277,174
LSB Industries, Inc.(1)	19,709	340,966
NewMarket Corp.	17,549	5,576,370
Orion Engineered Carbons SA	153,480	2,385,079
Rayonier Advanced Materials, Inc.(1)	327,355	1,921,574
Sensient Technologies Corp.	98	8,049
Stepan Co.	80,993	8,392,495
Tronox Holdings plc, Class A	459,155	9,320,846
		78,502,177
Commercial Services and Supplies — 1.0%
Clean Harbors, Inc.(1)	117,438	11,207,108
Ennis, Inc.	80,270	1,507,471
Healthcare Services Group, Inc.	195,831	3,098,046
Heritage-Crystal Clean, Inc.(1)	25,971	728,227
HNI Corp.	138,319	5,628,200
Interface, Inc.	207,383	2,706,348
Quad/Graphics, Inc.(1)	94,889	519,992
		25,395,392
Communications Equipment — 0.4%
ViaSat, Inc.(1)	213,944	9,764,404
Construction and Engineering — 1.4%
Arcosa, Inc.	2,676	140,945
Argan, Inc.	41,491	1,613,585
Dycom Industries, Inc.(1)	86,116	7,497,259
EMCOR Group, Inc.	17,968	2,076,023
Granite Construction, Inc.	179,733	5,440,518
Great Lakes Dredge & Dock Corp.(1)	51,493	726,566
MasTec, Inc.(1)	55,935	4,405,440
MYR Group, Inc.(1)	73,435	6,590,791
95

Avantis U.S. Small Cap Value ETF
	Shares	Value
Northwest Pipe Co.(1)	22,590	$643,815
Primoris Services Corp.	138,357	3,648,474
Sterling Construction Co., Inc.(1)	85,896	2,536,509
Tutor Perini Corp.(1)	103,417	1,013,487
		36,333,412
Construction Materials — 0.1%
Eagle Materials, Inc.	17,701	2,422,028
Consumer Finance — 1.9%
Atlanticus Holdings Corp.(1)	7,376	392,920
Elevate Credit, Inc.(1)(2)	11,263	37,055
Encore Capital Group, Inc.(1)	72,542	4,787,047
Enova International, Inc.(1)	15,630	637,235
Green Dot Corp., Class A(1)	138,390	3,964,874
Navient Corp.	455,536	8,021,989
Nelnet, Inc., Class A	68,150	5,489,483
OneMain Holdings, Inc.	35,378	1,803,570
PRA Group, Inc.(1)	93,269	4,162,596
PROG Holdings, Inc.(1)	233,169	7,144,298
Regional Management Corp.	35,904	1,842,952
SLM Corp.	582,462	11,474,501
World Acceptance Corp.(1)	7,435	1,460,754
		51,219,274
Containers and Packaging†
TriMas Corp.	25,266	821,398
Diversified Consumer Services — 0.7%
Graham Holdings Co., Class B	3	1,803
Grand Canyon Education, Inc.(1)	124,713	10,828,830
Laureate Education, Inc., Class A	508,165	5,508,509
Perdoceo Education Corp.(1)	265,619	2,781,031
Universal Technical Institute, Inc.(1)	8,983	77,613
		19,197,786
Diversified Financial Services†
Alerus Financial Corp.	32,340	929,775
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	19,545	651,435
EchoStar Corp., Class A(1)	130,130	3,167,364
IDT Corp., Class B(1)	45,038	1,624,070
Iridium Communications, Inc.(1)	357,983	14,172,547
		19,615,416
Electrical Equipment — 1.1%
Atkore, Inc.(1)	176,994	18,002,060
Encore Wire Corp.	101,892	11,862,267
LSI Industries, Inc.	22,995	156,826
Powell Industries, Inc.	3	63
TPI Composites, Inc.(1)	13,139	177,639
		30,198,855
Electronic Equipment, Instruments and Components — 1.7%
Avnet, Inc.	24,404	1,026,676
Bel Fuse, Inc., Class B	14,891	234,533
Benchmark Electronics, Inc.	90,455	2,364,494
CTS Corp.	13,788	523,117
96

Avantis U.S. Small Cap Value ETF
	Shares	Value
Daktronics, Inc.(1)	43,868	$202,231
ePlus, Inc.(1)	1,612	75,603
Insight Enterprises, Inc.(1)	9,774	1,016,496
Jabil, Inc.	37,991	2,196,260
Kimball Electronics, Inc.(1)	68,029	1,172,820
Methode Electronics, Inc.	78,827	3,597,664
Plexus Corp.(1)	91,178	7,428,272
Sanmina Corp.(1)	255,383	10,159,136
ScanSource, Inc.(1)	21,536	680,107
TTM Technologies, Inc.(1)	414,814	5,214,212
Vishay Intertechnology, Inc.	516,197	9,905,820
		45,797,441
Energy Equipment and Services — 3.3%
Archrock, Inc.	695,323	5,805,947
Bristow Group, Inc.(1)	88,883	2,945,583
Cactus, Inc., Class A	3,863	195,700
ChampionX Corp.(1)	683,891	14,642,106
Dril-Quip, Inc.(1)	21,515	620,493
Exterran Corp.(1)	155,920	923,046
Helix Energy Solutions Group, Inc.(1)	522,585	2,116,469
Helmerich & Payne, Inc.	278,653	10,095,598
Nabors Industries Ltd.(1)	38,485	4,831,407
National Energy Services Reunited Corp.(1)	2,437	21,714
Newpark Resources, Inc.(1)	171,868	647,942
NOV, Inc.	1,023,597	17,554,689
Oceaneering International, Inc.(1)	414,534	6,068,778
Oil States International, Inc.(1)	26,202	137,036
Patterson-UTI Energy, Inc.	201,267	2,904,283
ProPetro Holding Corp.(1)	311,487	3,977,689
Select Energy Services, Inc., Class A(1)	45,154	373,875
TETRA Technologies Inc(1)	450,327	1,441,046
Transocean Ltd.(1)	1,453,724	5,146,183
US Silica Holdings, Inc.(1)	330,828	4,783,773
Valaris Ltd.(1)	27,552	1,122,468
Weatherford International plc(1)	38,425	1,091,270
		87,447,095
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	71,558	4,240,527
Food and Staples Retailing — 1.8%
Andersons, Inc. (The)	41,332	1,884,739
Blue Apron Holdings, Inc., Class A(1)	4,079	21,333
Ingles Markets, Inc., Class A	87,722	7,212,503
Natural Grocers by Vitamin Cottage, Inc.	47,708	809,605
PriceSmart, Inc.	54,086	3,933,134
SpartanNash Co.	178,425	5,020,879
Sprouts Farmers Market, Inc.(1)	441,498	12,573,863
United Natural Foods, Inc.(1)	302,046	12,151,311
Village Super Market, Inc., Class A	40,053	912,407
Weis Markets, Inc.	65,377	4,031,800
		48,551,574
97

Avantis U.S. Small Cap Value ETF
	Shares	Value
Food Products — 1.6%
Flowers Foods, Inc.	670,727	$18,384,627
Fresh Del Monte Produce, Inc.	77,651	2,009,608
Hostess Brands, Inc.(1)	12,355	266,127
John B Sanfilippo & Son, Inc.	20,324	1,616,164
Pilgrim's Pride Corp.(1)	93,354	2,201,287
Sanderson Farms, Inc.	89,791	16,035,775
Seaboard Corp.	9	34,735
Seneca Foods Corp., Class A(1)	21,426	1,065,944
		41,614,267
Health Care Equipment and Supplies — 0.5%
Co-Diagnostics, Inc.(1)(2)	58,493	339,260
FONAR Corp.(1)	21,426	370,241
ICU Medical, Inc.(1)	1,107	262,060
Meridian Bioscience, Inc.(1)	17,607	445,457
Quidel Corp.(1)	113,328	11,988,969
		13,405,987
Health Care Providers and Services — 0.4%
Ensign Group, Inc. (The)	1,763	148,162
Fulgent Genetics, Inc.(1)(2)	88,042	5,485,017
National Healthcare Corp.	3,693	240,119
Patterson Cos., Inc.	148,800	4,449,120
		10,322,418
Hotels, Restaurants and Leisure — 0.7%
Bluegreen Vacations Holding Corp.(1)	1	28
Carrols Restaurant Group, Inc.	76,449	201,825
Century Casinos, Inc.(1)	43,529	535,407
Chuy's Holdings, Inc.(1)	51,339	1,673,651
Cracker Barrel Old Country Store, Inc.	75,259	10,105,026
Golden Entertainment, Inc.(1)	348	19,812
Hilton Grand Vacations, Inc.(1)	26,968	1,398,561
Monarch Casino & Resort, Inc.(1)	37,531	2,923,665
ONE Group Hospitality, Inc. (The)(1)	24,219	284,331
RCI Hospitality Holdings, Inc.	2,689	174,570
Red Robin Gourmet Burgers, Inc.(1)	8,537	149,824
		17,466,700
Household Durables — 2.1%
Bassett Furniture Industries, Inc.	18,141	318,375
Beazer Homes USA, Inc.(1)	152,335	2,493,724
Century Communities, Inc.	95,469	6,083,285
Ethan Allen Interiors, Inc.	103,088	2,686,473
GoPro, Inc., Class A(1)	98,942	850,901
Hamilton Beach Brands Holding Co., Class A	2,316	34,972
La-Z-Boy, Inc.	182,733	5,332,149
Legacy Housing Corp.(1)	21,426	545,720
LGI Homes, Inc.(1)	49,219	6,207,992
M/I Homes, Inc.(1)	22,161	1,092,316
Sonos, Inc.(1)	190,684	5,222,835
Taylor Morrison Home Corp.(1)	429,247	12,662,786
Tri Pointe Homes, Inc.(1)	428,077	9,576,082
98

Avantis U.S. Small Cap Value ETF
	Shares	Value
Universal Electronics, Inc.(1)	54,637	$1,815,588
		54,923,198
Household Products†
Central Garden & Pet Co.(1)	525	24,854
Central Garden & Pet Co., Class A(1)	4,408	194,128
		218,982
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.(2)	18,041	1,287,225
Insurance — 3.9%
Ambac Financial Group, Inc.(1)	4,366	56,016
American Equity Investment Life Holding Co.	207,745	7,829,909
American National Group, Inc.	5,373	1,015,658
AMERISAFE, Inc.	53,991	2,542,976
Argo Group International Holdings Ltd.	32,729	1,380,182
Axis Capital Holdings Ltd.	204,759	11,183,937
Brighthouse Financial, Inc.(1)	253,153	13,229,776
CNO Financial Group, Inc.	348,457	8,422,206
Crawford & Co., Class A	29,122	224,531
Employers Holdings, Inc.	79,254	3,079,810
Genworth Financial, Inc., Class A(1)	1,570,492	6,376,197
Hanover Insurance Group, Inc. (The)	65,080	9,079,311
Horace Mann Educators Corp.	75,513	3,140,586
Mercury General Corp.	50,028	2,751,540
National Western Life Group, Inc., Class A	1,832	390,857
Safety Insurance Group, Inc.	31,386	2,618,848
Selective Insurance Group, Inc.	145,085	12,069,621
SiriusPoint Ltd.(1)	209,577	1,548,774
Stewart Information Services Corp.	75,822	5,146,797
Unum Group	216,244	6,037,532
White Mountains Insurance Group Ltd.	5,897	6,193,029
		104,318,093
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	258,154	4,176,932
Internet and Direct Marketing Retail†
Duluth Holdings, Inc., Class B(1)	7,841	109,225
PetMed Express, Inc.	6,307	169,974
		279,199
IT Services — 0.5%
Alliance Data Systems Corp.	162,168	10,938,232
Kyndryl Holdings, Inc.(1)	172,784	2,740,354
		13,678,586
Leisure Products — 1.4%
Acushnet Holdings Corp.	83,419	3,653,752
Callaway Golf Co.(1)	410,370	10,152,554
Johnson Outdoors, Inc., Class A	1,668	137,560
Malibu Boats, Inc., Class A(1)	69,869	4,867,773
MasterCraft Boat Holdings, Inc.(1)	23,222	665,078
Nautilus, Inc.(1)	63,127	307,429
Smith & Wesson Brands, Inc.	200,057	3,527,005
Sturm Ruger & Co., Inc.	63,064	4,566,464
99

Avantis U.S. Small Cap Value ETF
	Shares	Value
Vista Outdoor, Inc.(1)	220,153	$8,024,577
		35,902,192
Machinery — 2.2%
Albany International Corp., Class A	101,298	8,895,990
Commercial Vehicle Group, Inc.(1)	109,157	872,165
EnPro Industries, Inc.	13,069	1,443,340
Greenbrier Cos., Inc. (The)	63,519	2,822,149
Kennametal, Inc.	296,221	9,393,168
Mayville Engineering Co., Inc.(1)	170	1,758
Miller Industries, Inc.	40,053	1,240,842
Mueller Industries, Inc.	210,865	12,029,848
REV Group, Inc.	89,539	1,210,567
Shyft Group, Inc. (The)	92,222	3,726,691
Terex Corp.	231,573	9,559,334
Timken Co. (The)	1,457	95,521
Trinity Industries, Inc.	282,176	8,143,599
		59,434,972
Marine — 1.1%
Costamare, Inc.	216,864	2,927,664
Eagle Bulk Shipping, Inc.(2)	35,543	1,874,182
Genco Shipping & Trading Ltd.	134,132	2,586,065
Matson, Inc.	190,205	21,069,008
Pangaea Logistics Solutions Ltd.	68,725	349,123
Safe Bulkers, Inc.(1)	113,297	473,581
		29,279,623
Media — 0.2%
Audacy, Inc.(1)	506,354	1,569,697
Cumulus Media, Inc., Class A(1)	27,415	314,176
Entravision Communications Corp., Class A	229,992	1,471,949
Gray Television, Inc.	64,779	1,517,772
Scholastic Corp.	8,985	378,089
		5,251,683
Metals and Mining — 3.3%
Alcoa Corp.	314,414	23,687,951
Alpha Metallurgical Resources, Inc.(1)	48,295	4,577,400
Carpenter Technology Corp.	112,113	4,304,018
Century Aluminum Co.(1)	86,781	2,049,767
Coeur Mining, Inc.(1)	636,887	2,738,614
Commercial Metals Co.	467,875	18,036,581
Haynes International, Inc.	19,380	708,533
Hecla Mining Co.	555,778	3,201,281
Ryerson Holding Corp.	30,458	795,563
Schnitzer Steel Industries, Inc., Class A	98,814	4,807,301
SunCoke Energy, Inc.	441,201	3,498,724
TimkenSteel Corp.(1)	142,631	2,571,637
United States Steel Corp.	136,359	3,710,328
Warrior Met Coal, Inc.	259,691	8,180,267
Worthington Industries, Inc.	73,681	4,201,291
		87,069,256
Multiline Retail — 1.3%
Big Lots, Inc.(2)	113,691	3,951,899
100

Avantis U.S. Small Cap Value ETF
	Shares	Value
Dillard's, Inc., Class A	22,996	$5,765,327
Kohl's Corp.	102,208	5,684,809
Macy's, Inc.	760,145	19,702,959
		35,104,994
Oil, Gas and Consumable Fuels — 13.4%
Antero Midstream Corp.	1,303,125	13,083,375
Antero Resources Corp.(1)	338,531	7,762,516
Arch Resources, Inc.(2)	87,155	10,403,692
Berry Corp.	327,356	3,273,560
Brigham Minerals, Inc., Class A	78,773	1,794,449
Callon Petroleum Co.(1)	237,826	13,403,873
Centennial Resource Development, Inc., Class A(1)	823,841	7,233,324
Civitas Resources, Inc.	303,203	15,302,655
CNX Resources Corp.(1)	734,789	12,006,452
Comstock Resources, Inc.(1)	401,613	3,333,388
CONSOL Energy, Inc.(1)	142,739	4,387,797
CVR Energy, Inc.	117,917	2,050,577
Denbury, Inc.(1)	85,789	6,233,429
DHT Holdings, Inc.	528,021	3,321,252
Dorian LPG Ltd.	114,041	1,571,485
Earthstone Energy, Inc., Class A(1)	87,580	1,138,540
EnLink Midstream LLC(1)	1,236,559	11,005,375
EQT Corp.	586,942	13,581,838
Equitrans Midstream Corp.	1,992,366	12,771,066
Evolution Petroleum Corp.	58,048	453,355
Hallador Energy Co.(1)	15,554	53,350
HollyFrontier Corp.	423,480	12,894,966
International Seaways, Inc.	108,091	1,976,984
Kimbell Royalty Partners LP	16,766	263,729
Kosmos Energy Ltd.(1)	2,116,917	10,288,217
Laredo Petroleum, Inc.(1)	64,569	4,943,403
Magnolia Oil & Gas Corp., Class A	672,613	15,032,900
Matador Resources Co.	472,940	23,457,824
Murphy Oil Corp.	680,685	23,599,349
NACCO Industries, Inc., Class A	16,036	495,673
Nordic American Tankers Ltd.	504,576	1,221,074
Oasis Petroleum, Inc.	38,600	5,114,886
Overseas Shipholding Group, Inc., Class A(1)	197,783	411,389
Ovintiv, Inc.	22	1,009
PBF Energy, Inc., Class A(1)	551,430	9,164,767
PDC Energy, Inc.	408,434	26,352,162
Range Resources Corp.(1)	800,601	18,373,793
Ranger Oil Corp., Class A(1)	100,567	3,395,142
Ring Energy, Inc.(1)(2)	285,423	907,645
SandRidge Energy, Inc.(1)	150,427	2,011,209
SFL Corp. Ltd.	488,836	4,863,918
SilverBow Resources, Inc.(1)	49,878	1,282,862
SM Energy Co.	601,835	21,371,161
Talos Energy, Inc.(1)	240,026	3,770,808
Targa Resources Corp.	15,617	1,020,883
Teekay Corp.(1)	210,048	707,862
101

Avantis U.S. Small Cap Value ETF
	Shares	Value
Teekay Tankers Ltd., Class A(1)	87,081	$1,244,387
VAALCO Energy, Inc.	25,859	145,845
Whiting Petroleum Corp.	207,712	15,339,531
World Fuel Services Corp.	31,629	896,366
		354,715,092
Paper and Forest Products — 1.1%
Clearwater Paper Corp.(1)	70,365	2,028,623
Glatfelter Corp.	93,694	1,287,356
Louisiana-Pacific Corp.	278,770	20,057,501
Mercer International, Inc.	171,176	2,288,623
Schweitzer-Mauduit International, Inc.	6,173	192,721
Verso Corp., Class A	150,535	3,990,683
		29,845,507
Personal Products — 0.5%
Inter Parfums, Inc.	9,612	892,763
Lifevantage Corp.(1)	41,847	233,506
Nature's Sunshine Products, Inc.	9,408	164,922
Nu Skin Enterprises, Inc., Class A	190,234	8,824,955
USANA Health Sciences, Inc.(1)	38,759	3,411,180
		13,527,326
Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals, Inc.(1)	24,101	667,839
Arvinas, Inc.(1)	66,562	4,313,883
Atea Pharmaceuticals, Inc.(1)	20,864	132,278
BioDelivery Sciences International, Inc.(1)	246,199	1,373,791
Collegium Pharmaceutical, Inc.(1)	101,961	1,985,181
Corcept Therapeutics, Inc.(1)	12,070	269,040
Innoviva, Inc.(1)	295,444	5,675,479
Perrigo Co. plc	118,654	4,214,590
Phibro Animal Health Corp., Class A	2,168	46,178
Prestige Consumer Healthcare, Inc.(1)	177,095	10,542,465
SIGA Technologies, Inc.(1)	67,487	404,922
Supernus Pharmaceuticals, Inc.(1)	51,035	1,630,568
		31,256,214
Professional Services — 0.6%
BGSF, Inc.	200	2,820
CRA International, Inc.	7,204	639,931
Heidrick & Struggles International, Inc.	67,367	2,879,939
Kelly Services, Inc., Class A	52,934	1,123,260
Kforce, Inc.	76,041	5,716,762
Korn Ferry	68,225	4,520,589
TrueBlue, Inc.(1)	3,944	107,277
		14,990,578
Real Estate Management and Development — 0.3%
Forestar Group, Inc.(1)	32,664	598,078
Marcus & Millichap, Inc.(1)	108,484	5,394,909
RE/MAX Holdings, Inc., Class A	80,128	2,374,994
RMR Group, Inc. (The), Class A	762	22,205
		8,390,186
Road and Rail — 2.7%
ArcBest Corp.	124,010	11,493,247
102

Avantis U.S. Small Cap Value ETF
	Shares	Value
Covenant Logistics Group, Inc.(1)	36,546	$822,650
Heartland Express, Inc.	148,587	2,133,709
Landstar System, Inc.	3,539	546,457
Marten Transport Ltd.	278,087	4,797,001
PAM Transportation Services, Inc.(1)	3,556	239,923
Ryder System, Inc.	249,371	19,660,410
Saia, Inc.(1)	61,242	17,590,540
Schneider National, Inc., Class B	162,743	4,250,847
US Xpress Enterprises, Inc., Class A(1)	59,575	270,471
USA Truck, Inc.(1)	6,469	157,714
Werner Enterprises, Inc.	207,376	9,012,561
		70,975,530
Semiconductors and Semiconductor Equipment — 2.0%
Alpha & Omega Semiconductor Ltd.(1)	102,953	5,535,783
Amkor Technology, Inc.	287,384	6,514,995
Cirrus Logic, Inc.(1)	122,065	10,603,786
Diodes, Inc.(1)	79,744	7,144,265
Kulicke & Soffa Industries, Inc.	232,346	12,137,755
Photronics, Inc.(1)	240,407	4,428,297
SMART Global Holdings, Inc.(1)	135,902	3,730,510
Synaptics, Inc.(1)	6,339	1,448,018
		51,543,409
Software†
InterDigital, Inc.	16,703	1,076,007
Specialty Retail — 6.4%
Aaron's Co., Inc. (The)	153,665	3,225,428
Abercrombie & Fitch Co., Class A(1)	237,808	9,055,729
Academy Sports & Outdoors, Inc.(1)	198,674	6,431,077
American Eagle Outfitters, Inc.(2)	350,194	7,382,089
Asbury Automotive Group, Inc.(1)	67,011	13,007,505
AutoNation, Inc.(1)	137,242	15,736,168
Bed Bath & Beyond, Inc.(1)(2)	3,711	62,679
Big 5 Sporting Goods Corp.(2)	121,278	2,008,364
Buckle, Inc. (The)	129,727	4,670,172
Build-A-Bear Workshop, Inc.	28,562	583,522
Caleres, Inc.	177,547	3,685,876
Cato Corp. (The), Class A	25,841	454,802
Chico's FAS, Inc.(1)	385,653	1,812,569
Children's Place, Inc. (The)(1)	35,698	2,247,546
Citi Trends, Inc.(1)	40,053	1,494,377
Conn's, Inc.(1)	51,530	945,060
Container Store Group, Inc. (The)(1)	61,656	544,422
Designer Brands, Inc., Class A(1)	83,688	1,092,128
Dick's Sporting Goods, Inc.(2)	65,916	6,921,180
Foot Locker, Inc.	332,708	10,520,227
Genesco, Inc.(1)	53,092	3,405,852
Group 1 Automotive, Inc.	61,106	11,117,014
Guess?, Inc.	152,694	3,343,999
Haverty Furniture Cos., Inc.	48,002	1,363,737
Hibbett, Inc.	67,961	3,063,682
Kirkland's, Inc.(1)(2)	63,515	879,048
103

Avantis U.S. Small Cap Value ETF
	Shares	Value
Lazydays Holdings, Inc.(1)	9,602	$175,044
LL Flooring Holdings, Inc.(1)	106,330	1,707,660
MarineMax, Inc.(1)	99,436	4,550,191
Murphy USA, Inc.	77,573	14,020,544
Shoe Carnival, Inc.	54,362	1,585,196
Signet Jewelers Ltd.	234,616	16,540,428
Sonic Automotive, Inc., Class A	82,922	4,453,741
Tilly's, Inc., Class A	75,058	953,237
TravelCenters of America, Inc.(1)	53,184	2,245,960
Urban Outfitters, Inc.(1)	211,743	5,825,050
Zumiez, Inc.(1)	84,660	3,766,523
		170,877,826
Textiles, Apparel and Luxury Goods — 1.0%
Carter's, Inc.	141,864	13,715,412
Culp, Inc.	26,099	211,924
Delta Apparel, Inc.(1)	696	20,636
G-III Apparel Group Ltd.(1)	142,542	3,954,115
Lakeland Industries, Inc.(1)	9,285	177,251
Movado Group, Inc.	54,980	2,167,312
Oxford Industries, Inc.	57,347	5,068,901
Superior Group of Cos., Inc.	5,574	114,267
Unifi, Inc.(1)	14,668	275,318
Vera Bradley, Inc.(1)	3,809	28,796
		25,733,932
Thrifts and Mortgage Finance — 4.6%
Axos Financial, Inc.(1)	161,766	8,855,071
Bridgewater Bancshares, Inc.(1)	80,325	1,351,870
Essent Group Ltd.	187,276	8,273,854
Federal Agricultural Mortgage Corp., Class C	40,035	4,952,329
Flagstar Bancorp, Inc.	189,292	8,627,929
FS Bancorp, Inc.	32,499	1,040,618
Hingham Institution For Savings (The)	865	311,262
Home Bancorp, Inc.	23,314	914,142
Luther Burbank Corp.	53,324	690,012
Merchants Bancorp	84,771	2,454,120
MGIC Investment Corp.	995,345	15,109,337
Mr. Cooper Group, Inc.(1)	254,444	12,933,388
NMI Holdings, Inc., Class A(1)	268,181	6,205,708
Northfield Bancorp, Inc.	46,334	727,444
OP Bancorp	49,590	661,531
PennyMac Financial Services, Inc.	116,397	6,721,927
Provident Financial Services, Inc.	81,993	1,945,694
Radian Group, Inc.	497,155	11,882,004
Riverview Bancorp, Inc.	85,401	663,566
Southern Missouri Bancorp, Inc.	25,637	1,373,630
Sterling Bancorp, Inc.(1)	19,672	121,573
Territorial Bancorp, Inc.	27,062	678,715
TrustCo Bank Corp. NY	66,517	2,272,886
Walker & Dunlop, Inc.	64,046	8,860,764
Washington Federal, Inc.	193,301	6,877,650
Waterstone Financial, Inc.	84,416	1,649,489
104

Avantis U.S. Small Cap Value ETF
	Shares	Value
WSFS Financial Corp.	107,473	$5,462,853
		121,619,366
Trading Companies and Distributors — 4.7%
Air Lease Corp.	431,608	18,023,950
Alta Equipment Group, Inc.(1)	6,354	80,124
Applied Industrial Technologies, Inc.	11,653	1,178,118
BlueLinx Holdings, Inc.(1)	48,949	4,375,062
Boise Cascade Co.	190,289	15,211,703
GATX Corp.	138,652	14,784,463
Global Industrial Co.	26,718	849,098
H&E Equipment Services, Inc.	127,293	5,315,756
Herc Holdings, Inc.	97,150	15,458,508
Huttig Building Products, Inc.(1)	24,152	224,372
McGrath RentCorp	103,690	8,427,923
NOW, Inc.(1)	478,828	4,472,253
Rush Enterprises, Inc., Class A	85,932	4,463,308
Rush Enterprises, Inc., Class B	5,652	277,005
Textainer Group Holdings Ltd.	73,642	2,615,027
Titan Machinery, Inc.(1)	78,194	2,215,236
Triton International Ltd.	307,477	20,195,089
Veritiv Corp.(1)	58,227	6,240,188
		124,407,183
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	12,167	271,933
Telephone and Data Systems, Inc.	413,141	7,167,996
United States Cellular Corp.(1)	52,481	1,443,752
		8,883,681
TOTAL COMMON STOCKS (Cost $2,398,192,726)		2,648,529,205
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,188,128	1,188,128
State Street Navigator Securities Lending Government Money Market Portfolio(3)	15,941,820	15,941,820
TOTAL SHORT-TERM INVESTMENTS (Cost $17,129,948)		17,129,948
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $2,415,322,674)		2,665,659,153
OTHER ASSETS AND LIABILITIES — (0.5)%		(13,722,240)
TOTAL NET ASSETS — 100.0%		$2,651,936,913

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,613,857. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,227,771, which includes securities collateral of $7,285,951.

See Notes to Financial Statements.
105

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Avantis Real Estate ETF	Avantis U.S. Equity ETF
Assets
Investment securities, at value (cost of $39,377,383 and $1,678,451,836, respectively) — including $— and $3,701,605, respectively of securities on loan	$37,711,735	$1,932,447,713
Investment made with cash collateral received for securities on loan, at value (cost of $— and $2,133,250, respectively)	—	2,133,250
Total investment securities, at value (cost of $39,377,383 and $1,680,585,086, respectively)	37,711,735	1,934,580,963
Foreign currency holdings, at value (cost of $16,763 and $—, respectively)	16,769	—
Receivable for investments sold	18,330	—
Receivable for capital shares sold	4,025,504	—
Dividends and interest receivable	51,949	2,651,057
Securities lending receivable	8	6,067
	41,824,295	1,937,238,087

Liabilities
Payable for collateral received for securities on loan	—	2,133,250
Payable for investments purchased	6,067,675	1,158,986
Accrued management fees	3,908	217,666
	6,071,583	3,509,902

Net Assets	$35,752,712	$1,933,728,185

Shares outstanding (unlimited number of shares authorized)	720,000	25,710,000

Net Asset Value Per Share	$49.66	$75.21

Net Assets Consist of:
Capital paid in	$37,341,451	$1,662,345,491
Distributable earnings	(1,588,739)	271,382,694
	$35,752,712	$1,933,728,185

See Notes to Financial Statements.
106

FEBRUARY 28, 2022 (UNAUDITED)
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Small Cap Equity ETF
Assets
Investment securities, at value (cost of $159,109,222 and $2,875,207, respectively) — including $319,095 and $—, respectively of securities on loan	$156,105,271	$2,852,397
Receivable for capital shares sold	4,164,472	—
Dividends and interest receivable	324,143	1,178
Securities lending receivable	81	—
	160,593,967	2,853,575

Liabilities
Payable for investments purchased	4,100,850	—
Accrued management fees	16,946	327
	4,117,796	327

Net Assets	$156,476,171	$2,853,248

Shares outstanding (unlimited number of shares authorized)	3,000,000	60,000

Net Asset Value Per Share	$52.16	$47.55

Net Assets Consist of:
Capital paid in	$159,581,100	$2,888,646
Distributable earnings	(3,104,929)	(35,398)
	$156,476,171	$2,853,248

See Notes to Financial Statements.
107

FEBRUARY 28, 2022 (UNAUDITED)
Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value (cost of $2,399,380,854) — including $22,613,857 of securities on loan	$2,649,717,333
Investment made with cash collateral received for securities on loan, at value (cost of $15,941,820)	15,941,820
Total investment securities, at value (cost of $2,415,322,674)	2,665,659,153
Cash	60,077
Receivable for capital shares sold	6,302,880
Dividends and interest receivable	2,541,190
Securities lending receivable	4,488
2,674,567,788

Liabilities
Payable for collateral received for securities on loan	15,941,820
Payable for investments purchased	6,196,949
Accrued management fees	492,106
22,630,875

Net Assets	$2,651,936,913

Shares outstanding (unlimited number of shares authorized)	33,660,000

Net Asset Value Per Share	$78.79

Net Assets Consist of:
Capital paid in	$2,324,740,185
Distributable earnings	327,196,728
$2,651,936,913

See Notes to Financial Statements.
108

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (EXCEPT AS NOTED) (UNAUDITED)
	Avantis Real Estate ETF(1)	Avantis U.S. Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,024 and $2,891, respectively)	$134,838	$12,912,348
Securities lending, net	8	27,138
Interest	23	150
	134,869	12,939,636

Expenses:
Management fees	10,733	1,273,903

Net investment income (loss)	124,136	11,665,733

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	34,535	14,441,479
Foreign currency translation transactions	(451)	15
	34,084	14,441,494

Change in net unrealized appreciation (depreciation) on:
Investments	(1,665,648)	(59,815,706)
Translation of assets and liabilities in foreign currencies	697	—
	(1,664,951)	(59,815,706)

Net realized and unrealized gain (loss)	(1,630,867)	(45,374,212)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,506,731)	$(33,708,479)
(1)September 28, 2021 (fund inception) through February 28, 2022.

See Notes to Financial Statements.
109

FOR THE PERIOD ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Avantis U.S. Large Cap Value ETF(1)	Avantis U.S. Small Cap Equity ETF(2)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $13 and $6, respectively)	$592,593	$2,393
Securities lending, net	118	—
Interest	4	—
	592,715	2,393

Expenses:
Management fees	42,149	523

Net investment income (loss)	550,566	1,870

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	(577,096)	(14,458)
Change in net unrealized appreciation (depreciation) on investments	(3,003,951)	(22,810)

Net realized and unrealized gain (loss)	(3,581,047)	(37,268)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,030,481)	$(35,398)
(1)September 21, 2021 (fund inception) through February 28, 2022.
(2)January 11, 2022 (fund inception) through February 28, 2022.

See Notes to Financial Statements.
110

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $24,716)	$18,913,534
Securities lending, net	26,084
Interest	251
18,939,869

Expenses:
Management fees	2,603,105

Net investment income (loss)	16,336,764

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	81,060,914
Change in net unrealized appreciation (depreciation) on investments	(19,076,673)

Net realized and unrealized gain (loss)	61,984,241

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,321,005

See Notes to Financial Statements.
111

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (EXCEPT AS NOTED) (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Avantis Real Estate ETF	Avantis U.S. Equity ETF
Increase (Decrease) in Net Assets	February 28, 2022(1)	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$124,136	$11,665,733	$11,940,979
Net realized gain (loss)	34,084	14,441,494	7,906,935
Change in net unrealized appreciation (depreciation)	(1,664,951)	(59,815,706)	243,650,591
Net increase (decrease) in net assets resulting from operations	(1,506,731)	(33,708,479)	263,498,505

Distributions to Shareholders
From earnings	(82,008)	(10,680,840)	(9,363,483)

Capital Share Transactions
Proceeds from shares sold	37,320,343	534,137,322	819,649,560
Payments for shares redeemed	—	(42,477,405)	(23,425,992)
Other capital	21,108	—	—
Net increase (decrease) in net assets from capital share transactions	37,341,451	491,659,917	796,223,568

Net increase (decrease) in net assets	35,752,712	447,270,598	1,050,358,590

Net Assets
Beginning of period	—	1,486,457,587	436,098,997
End of period	$35,752,712	$1,933,728,185	$1,486,457,587

Transactions in Shares of the Funds
Sold	720,000	6,930,000	11,940,000
Redeemed	—	(570,000)	(360,000)
Net increase (decrease) in shares of the funds	720,000	6,360,000	11,580,000
(1)September 28, 2021 (fund inception) through February 28, 2022.

See Notes to Financial Statements.
112

PERIOD ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Small Cap Equity ETF
Increase (Decrease) in Net Assets	February 28, 2022(1)	February 28, 2022(2)
Operations
Net investment income (loss)	$550,566	$1,870
Net realized gain (loss)	(577,096)	(14,458)
Change in net unrealized appreciation (depreciation)	(3,003,951)	(22,810)
Net increase (decrease) in net assets resulting from operations	(3,030,481)	(35,398)

Distributions to Shareholders
From earnings	(74,448)	—

Capital Share Transactions
Proceeds from shares sold	159,581,100	2,888,646

Net increase (decrease) in net assets	156,476,171	2,853,248

Net Assets
End of period	$156,476,171	$2,853,248

Transactions in Shares of the Funds
Sold	3,000,000	60,000
(1)September 21, 2021 (fund inception) through February 28, 2022.
(2)January 11, 2022 (fund inception) through February 28, 2022.

See Notes to Financial Statements.
113

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$16,336,764	$14,994,902
Net realized gain (loss)	81,060,914	88,689,568
Change in net unrealized appreciation (depreciation)	(19,076,673)	222,948,763
Net increase (decrease) in net assets resulting from operations	78,321,005	326,633,233

Distributions to Shareholders
From earnings	(15,527,386)	(10,315,324)

Capital Share Transactions
Proceeds from shares sold	1,322,269,526	1,112,455,368
Payments for shares redeemed	(303,269,368)	(213,928,626)
Net increase (decrease) in net assets from capital share transactions	1,019,000,158	898,526,742

Net increase (decrease) in net assets	1,081,793,777	1,214,844,651

Net Assets
Beginning of period	1,570,143,136	355,298,485
End of period	$2,651,936,913	$1,570,143,136

Transactions in Shares of the Funds
Sold	16,640,000	16,280,000
Redeemed	(3,780,000)	(3,380,000)
Net increase (decrease) in shares of the funds	12,860,000	12,900,000

See Notes to Financial Statements.
114

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Real Estate ETF, Avantis U.S. Equity ETF, Avantis U.S. Large Cap Value ETF, Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF (collectively, the funds) are five funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Real Estate ETF incepted on September 28, 2021. Avantis U.S. Large Cap Value ETF incepted on September 21, 2021. Avantis U.S. Small Cap Equity ETF incepted on January 11, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

115

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

116

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis U.S. Equity ETF
Common Stocks	$2,133,250	—	—	—	$2,133,250
Gross amount of recognized liabilities for securities lending transactions					$2,133,250

Avantis U.S. Small Cap Value ETF
Common Stocks	$15,941,820	—	—	—	$15,941,820
Gross amount of recognized liabilities for securities lending transactions					$15,941,820
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate 6% of the shares of Avantis U.S. Equity ETF. ACIM owns 8% of the shares of Avantis U.S. Small Cap Equity ETF.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Real Estate ETF	0.17%
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Large Cap Value ETF	0.15%
Avantis U.S. Small Cap Equity ETF	0.25%
Avantis U.S. Small Cap Value ETF	0.25%
117

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2022 were as follows:

	Avantis Real Estate ETF(1)	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Value ETF(2)	Avantis U.S. Small Cap Equity ETF(3)	Avantis U.S. Small Cap Value ETF
Purchases	$29,753,332	$54,724,837	$7,009,922	$152,078	$468,273,841
Sales	$214,366	$29,664,920	$5,829,499	$129,272	$332,944,568
(1)September 28, 2021 (fund inception) through February 28, 2022.
(2)September 21, 2021 (fund inception) through February 28, 2022.
(3)January 11, 2022 (fund inception) through February 28, 2022.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2022 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Real Estate ETF(1)	$7,812,298	—	—
Avantis U.S. Equity ETF	$505,528,545	$34,450,489	$17,503,380
Avantis U.S. Large Cap Value ETF(2)	$158,468,620	—	—
Avantis U.S. Small Cap Equity ETF(3)	$2,865,367	—	—
Avantis U.S. Small Cap Value ETF	$1,152,592,207	$244,214,077	$112,278,888
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)September 28, 2021 (fund inception) through February 28, 2022.
(2)September 21, 2021 (fund inception) through February 28, 2022.
(3)January 11, 2022 (fund inception) through February 28, 2022.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
118

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.
Avantis Real Estate ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Diversified REITs	$478,334	$3,239,846	—
Health Care REITs	2,254,537	213,866	—
Hotel & Resort REITs	577,105	144,111	—
Industrial REITs	3,522,017	3,092,162	—
Office REITs	1,067,907	1,683,298	—
Residential REITs	4,755,221	666,743	—
Retail REITs	3,312,149	2,193,392	—
Specialized REITs	8,006,419	421,273	—
Short-Term Investments	2,083,355	—	—
	$26,057,044	$11,654,691	—

Avantis U.S. Equity ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,930,724,590	—	—
Short-Term Investments	3,856,373	—	—
	$1,934,580,963	—	—

Avantis U.S. Large Cap Value ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$156,035,146	—	—
Short-Term Investments	70,125	—	—
	$156,105,271	—	—

Avantis U.S. Small Cap Equity ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,849,930	—	—
Short-Term Investments	2,467	—	—
	$2,852,397	—	—

Avantis U.S. Small Cap Value ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,648,529,205	—	—
Short-Term Investments	17,129,948	—	—
	$2,665,659,153	—	—

119

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis Real Estate ETF concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Real Estate ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$39,380,403	$1,680,623,659	$159,109,252	$2,875,210	$2,416,830,513
Gross tax appreciation of investments	$173,736	$298,129,840	$6,963,124	$82,442	$343,061,141
Gross tax depreciation of investments	(1,842,404)	(44,172,536)	(9,967,105)	(105,255)	(94,232,501)
Net tax appreciation (depreciation) of investments	$(1,668,668)	$253,957,304	$(3,003,981)	$(22,813)	$248,828,640

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2021, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis U.S. Equity ETF	$(1,343,095)	$(332,151)
Avantis U.S. Small Cap Value ETF	$(8,944,416)	—

120

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Real Estate ETF
2022(4)	$50.00	0.43	(0.50)	(0.07)	(0.34)	0.07	$49.66	(0.06)%	0.17%(5)	1.97%(5)	1%	$35,753

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 28, 2021 (fund inception) through February 28, 2022 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2022(4)	$76.82	0.53	(1.64)	(1.11)	(0.50)	$75.21	(1.45)%	0.15%(5)	1.37%(5)	2%	$1,933,728
2021	$56.13	0.93	20.54	21.47	(0.78)	$76.82	38.56%	0.15%	1.36%	4%	$1,486,458
2020(6)	$50.00	0.82	5.84	6.66	(0.53)	$56.13	13.50%	0.15%(5)	1.76%(5)	3%	$436,099

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value ETF
2022(4)	$50.00	0.45	1.87	2.32	(0.16)	$52.16	4.62%	0.15%(5)	1.96%(5)	9%	$156,476

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 21, 2021 (fund inception) through February 28, 2022 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity ETF
2022(4)	$50.00	0.06	(2.51)	(2.45)	$47.55	(4.89)%	0.25%(5)	0.89%(5)	7%	$2,853

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)January 11, 2022 (fund inception) through February 28, 2022 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2022(4)	$75.49	0.61	3.28	3.89	(0.59)	$78.79	5.17%	0.25%(5)	1.57%(5)	16%	$2,651,937
2021	$44.97	1.16	30.24	31.40	(0.88)	$75.49	70.34%	0.25%	1.72%	22%	$1,570,143
2020(6)	$50.00	0.72	(5.30)	(4.58)	(0.45)	$44.97	(9.09)%	0.25%(5)	1.87%(5)	20%	$355,298

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Approval of Management Agreement
Avantis Real Estate ETF
Avantis U.S. Large Cap Value ETF
Avantis U.S. Small Cap Equity ETF
At meetings held on June 3, 2021 and December 8, 2021, the Funds’ Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Real Estate ETF, Avantis U.S. Large Cap Value ETF, and Avantis U.S. Small Cap Equity ETF (collectively, the "New Funds"). Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Funds;
•the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;
•each New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning each New Fund compared to the cost of owning similar funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of each of the New Funds were anticipated to be below the median of the total expense ratios of their respective peer universe.

When considering the approval of the management agreement for the New Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.
126

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

127

Notes

128

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97505 2204

Semiannual Report

February 28, 2022

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® Emerging Markets Value ETF (AVES)
Avantis® International Equity ETF (AVDE)
Avantis® International Large Cap Value ETF (AVIV)
Avantis® International Small Cap Value ETF (AVDV)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.
Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

Fund Characteristics

FEBRUARY 28, 2022

Avantis Emerging Markets Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Warrants	—*
Rights	—*
Corporate Bonds	—*
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.0)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	28.8%
Taiwan	18.9%
India	15.0%
South Korea	14.0%
Brazil	5.7%

Fund Characteristics

FEBRUARY 28, 2022

Avantis Emerging Markets Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Warrants	—*
Rights	—*
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.6)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	28.5%
Taiwan	19.2%
India	14.8%
South Korea	14.5%
Brazil	6.0%

Fund Characteristics

FEBRUARY 28, 2022

Avantis International Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Warrants	—*
Rights	—*
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.7)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	20.8%
United Kingdom	14.1%
Canada	11.0%
France	9.1%
Switzerland	8.3%

Fund Characteristics

FEBRUARY 28, 2022

Avantis International Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.2%

Top Five Countries	% of net assets
Japan	20.1%
United Kingdom	17.0%
Canada	11.1%
Germany	9.7%
France	8.8%

Fund Characteristics

FEBRUARY 28, 2022

Avantis International Small Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Warrants	—*
Rights	—*
Short-Term Investments	1.4%
Other Assets and Liabilities	(1.2)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	25.2%
United Kingdom	15.8%
Canada	10.1%
Australia	9.1%
Sweden	5.9%

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Avantis Emerging Markets Equity ETF
Actual	$1,000	$920.30	$1.57	0.33%
Hypothetical	$1,000	$1,023.16	$1.66	0.33%
Avantis Emerging Markets Value ETF
Actual	$1,000	$992.90	$1.51(2)	0.36%
Hypothetical	$1,000	$1,023.01	$1.81	0.36%
Avantis International Equity ETF
Actual	$1,000	$945.30	$1.11	0.23%
Hypothetical	$1,000	$1,023.65	$1.15	0.23%
Avantis International Large Cap Value ETF
Actual	$1,000	$1,003.80	$1.06(2)	0.25%
Hypothetical	$1,000	$1,023.56	$1.25	0.25%
Avantis International Small Cap Value ETF
Actual	$1,000	$958.10	$1.75	0.36%
Hypothetical	$1,000	$1,023.01	$1.81	0.36%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 154, the number of days in the period from September 28, 2021 (fund inception) through February 28, 2022, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Emerging Markets Equity ETF
	Shares	Value
COMMON STOCKS — 99.9%
Brazil — 5.7%
3R PETROLEUM OLEO E GAS SA(1)	18,466	$121,478
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	13,700	15,214
AES Brasil Energia SA	100,200	220,759
Aliansce Sonae Shopping Centers SA	54,530	230,556
Alliar Medicos A Frente SA(1)	10,800	35,255
Alpargatas SA, Preference Shares	3,700	18,208
Alupar Investimento SA	40,900	202,495
Ambev SA, ADR	315,435	924,225
Americanas SA	24,205	137,799
Arezzo Industria e Comercio SA	7,300	114,117
Armac Locacao Logistica E Servicos SA	7,300	21,895
Atacadao SA	54,300	195,010
Azul SA, ADR(1)	11,628	169,885
B3 SA - Brasil Bolsa Balcao	609,200	1,712,739
Banco ABC Brasil SA, Preference Shares	39,110	117,716
Banco BMG SA, Preference Shares	46,900	25,115
Banco Bradesco SA	144,426	475,639
Banco Bradesco SA, ADR	497,282	1,919,509
Banco BTG Pactual SA	101,000	499,258
Banco do Brasil SA	142,090	954,679
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	79,700	152,775
Banco Inter SA	8,100	31,563
Banco Inter SA, Preference Shares	21,300	27,848
Banco Pan SA, Preference Shares	40,800	78,660
Banco Santander Brasil SA, ADR(2)	56,673	332,671
BB Seguridade Participacoes SA	101,100	442,900
Bemobi Mobile Tech SA(1)	19,600	54,068
BK Brasil Operacao e Assessoria a Restaurantes SA(1)	300	383
BR Malls Participacoes SA(1)	328,000	597,078
BR Properties SA	107,100	153,398
BrasilAgro - Co. Brasileira de Propriedades Agricolas	22,800	143,964
Braskem SA, ADR	7,892	147,186
BRF SA, ADR(1)(2)	174,160	552,087
C&A Modas Ltda(1)	27,000	26,628
Camil Alimentos SA	43,500	76,898
CCR SA	328,400	747,122
Centrais Eletricas Brasileiras SA, ADR	45,620	302,461
Centrais Eletricas Brasileiras SA, Class B Preference Shares	34,100	225,102
Cia Brasileira de Aluminio(1)	30,800	117,137
Cia Brasileira de Distribuicao, ADR(2)	70,523	320,880
Cia de Locacao das Americas	63,400	311,195
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	39,994	320,352
Cia de Saneamento de Minas Gerais-COPASA	70,400	192,218
Cia de Saneamento do Parana	36,600	141,755

Avantis Emerging Markets Equity ETF
	Shares	Value
Cia de Saneamento do Parana, Preference Shares	329,400	$255,199
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	9,100	43,027
Cia Energetica de Minas Gerais, ADR	224,833	566,579
Cia Energetica de Sao Paulo, Class B Preference Shares	32,500	142,631
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	14,600	125,381
Cia Paranaense de Energia, ADR	57,988	380,401
Cia Paranaense de Energia, Preference Shares	426,600	573,310
Cia Siderurgica Nacional SA, ADR	139,448	676,323
Cielo SA	419,700	206,413
Clear Sale SA(1)	38,200	67,385
Cogna Educacao(1)	27,500	12,173
Construtora Tenda SA	21,700	52,732
Cosan SA	94,996	390,385
CPFL Energia SA	39,000	228,050
Cristal Pigmentos do Brasil SA, Preference Shares	2,000	20,635
CVC Brasil Operadora e Agencia de Viagens SA(1)	44,744	106,905
Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,200	259,071
Dexco SA	100,210	265,637
Dexxos Participacoes SA	17,400	30,159
Direcional Engenharia SA	14,000	32,800
EcoRodovias Infraestrutura e Logistica SA(1)	102,400	127,881
EDP - Energias do Brasil SA	52,100	209,412
Embraer SA, ADR(1)	62,009	854,484
Enauta Participacoes SA	55,000	184,504
Energisa SA	16,300	139,083
Eneva SA(1)	103,400	267,758
Engie Brasil Energia SA	61,800	476,373
Equatorial Energia SA	65,800	323,873
Eternit SA	36,400	102,951
Eucatex SA Industria e Comercio, Preference Shares	16,500	28,483
Even Construtora e Incorporadora SA	47,100	54,431
Ez Tec Empreendimentos e Participacoes SA	49,900	168,711
Fleury SA	43,200	150,032
Fras-Le SA	20,200	53,088
Gafisa SA(1)	76,300	26,363
Gerdau SA, ADR	219,313	1,068,054
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR	4,059	5,114
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	6,098	39,820
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	13,120	42,797
GPS Participacoes e Empreendimentos SA	15,200	44,501
Grendene SA	44,600	69,883
GRUPO DE MODA SOMA SA(1)	58,504	146,304
Grupo Mateus SA(1)	100,300	114,008
Grupo SBF SA(1)	7,300	32,230
Guararapes Confeccoes SA	29,400	68,323
Hapvida Participacoes e Investimentos SA	203,686	466,567
Hypera SA	12,800	82,835
Iguatemi SA(1)	22,980	84,048
Iguatemi SA	100,000	47,283
Industrias Romi SA	10,966	29,089
Infracommerce CXAAS SA(1)	20,100	56,867

Avantis Emerging Markets Equity ETF
	Shares	Value
Instituto Hermes Pardini SA	6,200	$22,042
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,000	45,025
Iochpe Maxion SA	28,000	70,138
Irani Papel e Embalagem SA	27,700	32,479
IRB Brasil Resseguros S/A(1)	194,096	114,894
Itau Unibanco Holding SA, ADR	507,155	2,449,559
JBS SA	156,100	1,073,036
JHSF Participacoes SA	125,400	132,156
Kepler Weber SA	6,400	62,505
Klabin SA	181,400	809,164
Lavvi Empreendimentos Imobiliarios Ltda	44,580	45,852
Light SA	71,000	134,803
Localiza Rent a Car SA	94,730	1,052,000
Locaweb Servicos de Internet SA(1)	13,200	25,817
LOG Commercial Properties e Participacoes SA	29,400	154,168
Log-in Logistica Intermodal SA(1)	7,067	33,932
Lojas Renner SA	92,400	452,389
M Dias Branco SA	11,700	51,693
Magazine Luiza SA	135,700	154,473
Mahle-Metal Leve SA	10,400	54,048
Marcopolo SA, Preference Shares	96,800	52,301
Marfrig Global Foods SA	123,700	533,726
Marisa Lojas SA(1)	43,087	25,544
Meliuz SA	47,400	21,368
Metalurgica Gerdau SA, Preference Shares	72,500	144,451
Mills Estruturas e Servicos de Engenharia SA	23,700	28,117
Minerva SA	77,600	163,927
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	17,612
Movida Participacoes SA	44,800	141,318
MRV Engenharia e Participacoes SA	80,000	181,724
Multilaser Industrial SA(1)	57,100	63,116
Multiplan Empreendimentos Imobiliarios SA	87,100	367,731
Natura & Co. Holding SA(1)	51,756	231,956
Odontoprev SA	77,400	172,815
Omega Energia SA(1)	49,110	102,858
Oncoclinicas do Brasil Servicos Medicos SA(1)	21,600	41,281
Pet Center Comercio e Participacoes SA	10,930	36,883
Petro Rio SA(1)	168,800	858,193
Petroleo Brasileiro SA, ADR	284,398	4,064,047
Petroleo Brasileiro SA, ADR Preference Shares	365,211	4,780,612
Petroreconcavo SA(1)	25,100	100,868
Porto Seguro SA	25,400	103,264
Portobello SA	29,000	48,570
Positivo Tecnologia SA	60,400	92,925
Qualicorp Consultoria e Corretora de Seguros SA	35,800	89,227
Raia Drogasil SA	88,000	399,070
Randon SA Implementos e Participacoes, Preference Shares	53,400	109,098
Rede D'Or Sao Luiz SA	15,900	154,573
Rumo SA(1)	181,600	544,401
Santos Brasil Participacoes SA	92,100	115,073
Sao Martinho SA	65,800	510,832

Avantis Emerging Markets Equity ETF
	Shares	Value
Sendas Distribuidora SA, ADR(2)	43,219	$564,008
Ser Educacional SA	19,800	42,367
SIMPAR SA	94,900	192,566
Sinqia SA	4,800	15,830
SLC Agricola SA	33,880	287,295
StoneCo Ltd., A Shares(1)	26,619	299,198
Sul America SA	113,927	767,192
Suzano SA, ADR(2)	94,243	1,007,458
SYN prop e tech SA	33,700	43,063
Taurus Armas SA, Preference Shares(1)	25,100	108,426
Telefonica Brasil SA, ADR(2)	35,526	347,800
TIM SA, ADR	47,630	627,287
TOTVS SA	67,200	431,150
Transmissora Alianca de Energia Eletrica SA	75,000	575,602
Trisul SA	18,100	17,821
Tupy SA	23,900	84,637
Ultrapar Participacoes SA, ADR(2)	165,449	481,457
Unipar Carbocloro SA, Preference Shares	17,200	314,995
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	141,100	398,042
Vale SA, ADR	424,818	7,854,885
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	18,000	38,331
Via S/A(1)	40,900	29,966
Vibra Energia SA	217,700	986,141
Vivara Participacoes SA	8,900	44,813
Vulcabras Azaleia SA	16,100	27,991
WEG SA	119,800	675,067
Wiz Solucoes e Corretagem de Seguros SA	29,400	40,811
XP, Inc., Class A(1)	8,935	288,958
YDUQS Participacoes SA	48,300	197,927
		61,666,964
Chile — 0.5%
Aguas Andinas SA, A Shares	872,574	184,039
Banco de Chile	4,157,640	440,802
Banco de Credito e Inversiones SA	5,419	193,813
Banco Santander Chile, ADR	21,425	418,216
Besalco SA	44,236	13,273
CAP SA	24,949	288,792
Cencosud SA	363,068	667,523
Cencosud Shopping SA	63,751	68,413
Cia Cervecerias Unidas SA, ADR	18,945	302,741
Cia Sud Americana de Vapores SA	3,138,368	306,283
Colbun SA	2,085,916	152,093
Embotelladora Andina SA, Class B Preference Shares	112,584	245,164
Empresa Nacional de Telecomunicaciones SA	32,914	122,322
Empresas CMPC SA	163,505	270,340
Empresas COPEC SA	55,424	429,787
Enel Americas SA, ADR(2)	40,143	233,231
Enel Chile SA	7,016,298	230,435
Engie Energia Chile SA	182,950	111,124
Falabella SA	59,522	195,975

Avantis Emerging Markets Equity ETF
	Shares	Value
Forus SA	124	$149
Grupo Security SA	164,860	25,254
Inversiones Aguas Metropolitanas SA	50,459	25,256
Itau CorpBanca Chile SA(1)	44,740,341	87,792
Latam Airlines Group SA, ADR(1)	3,200	1,248
Parque Arauco SA(1)	118,434	118,195
Ripley Corp. SA	194,258	32,310
Sociedad Quimica y Minera de Chile SA, ADR	6,234	412,566
Vina Concha y Toro SA	14,928	21,903
		5,599,039
China — 28.8%
360 DigiTech, Inc., ADR	41,279	773,981
361 Degrees International Ltd.(1)(2)	331,000	162,729
3SBio, Inc.(1)	474,500	377,118
51job, Inc., ADR(1)	5,511	285,470
A-Living Smart City Services Co. Ltd.	214,000	383,599
AAC Technologies Holdings, Inc.(2)	247,000	675,347
Agile Group Holdings Ltd.(2)	478,000	217,787
Agora, Inc., ADR(1)	1,677	20,258
Agricultural Bank of China Ltd., H Shares	4,320,000	1,636,066
Air China Ltd., H Shares(1)(2)	54,000	41,530
AK Medical Holdings Ltd.(2)	36,000	24,795
AKM Industrial Co. Ltd.	320,000	72,608
Alibaba Group Holding Ltd., ADR(1)	99,906	10,509,112
Alibaba Health Information Technology Ltd.(1)	150,000	105,035
Alibaba Pictures Group Ltd.(1)	1,030,000	102,979
Alphamab Oncology(1)(2)	30,000	35,654
Aluminum Corp. of China Ltd., H Shares(1)	1,354,000	957,039
Angang Steel Co. Ltd., H Shares	32,000	15,913
Anhui Conch Cement Co. Ltd., H Shares	297,000	1,593,858
Anhui Expressway Co. Ltd., H Shares	132,000	125,930
ANTA Sports Products Ltd.	165,000	2,520,078
Anton Oilfield Services Group(1)	330,000	20,203
Aoyuan Healthy Life Group Co. Ltd.(1)	143,000	41,818
Ascletis Pharma, Inc.(1)	64,000	36,586
Asia Cement China Holdings Corp.	188,500	117,837
Ausnutria Dairy Corp. Ltd.(1)	213,000	268,491
Autohome, Inc., ADR	24,776	757,898
BAIC Motor Corp. Ltd., H Shares	266,000	92,934
Baidu, Inc., ADR(1)	36,080	5,500,035
BAIOO Family Interactive Ltd.	448,000	33,333
Bank of China Ltd., H Shares	13,323,000	5,186,666
Bank of Chongqing Co. Ltd., H Shares	216,000	128,681
Bank of Communications Co. Ltd., H Shares	2,022,000	1,386,140
BBMG Corp., H Shares	181,000	28,949
BeiGene Ltd., ADR(1)	2,898	610,087
Beijing Capital International Airport Co. Ltd., H Shares(1)	384,000	245,956
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	31,750	43,629
Beijing Energy International Holding Co. Ltd.(1)(2)	70,000	2,335
Beijing Enterprises Clean Energy Group Ltd.(1)(2)	7,260,000	95,782
Beijing Enterprises Holdings Ltd.	184,500	630,714

Avantis Emerging Markets Equity ETF
	Shares	Value
Beijing Enterprises Urban Resources Group Ltd.(1)	580,000	$49,750
Beijing Enterprises Water Group Ltd.	1,178,000	465,409
Beijing Jingneng Clean Energy Co. Ltd., H Shares	250,000	76,361
Beijing North Star Co. Ltd., H Shares	4,000	610
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	127,000	176,372
Best Pacific International Holdings Ltd.	4,000	1,128
Bilibili, Inc., ADR(1)(2)	4,844	153,119
Binjiang Service Group Co. Ltd.	36,000	107,203
BOC Aviation Ltd.	77,100	670,230
BOE Varitronix Ltd.(2)	79,000	92,237
Bosideng International Holdings Ltd.	1,428,000	812,485
Burning Rock Biotech Ltd., ADR(1)	3,162	26,656
BYD Co. Ltd., H Shares	132,000	4,090,329
BYD Electronic International Co. Ltd.(2)	209,000	589,759
C&D International Investment Group Ltd.	23,980	44,594
C&D Property Management Group Co. Ltd.(1)	132,000	67,502
Cabbeen Fashion Ltd.	104,000	35,528
Canaan, Inc., ADR(1)	4,029	21,233
Canadian Solar, Inc.(1)(2)	24,470	774,720
CanSino Biologics, Inc., H Shares(1)(2)	12,200	220,495
Canvest Environmental Protection Group Co. Ltd.	204,000	99,297
Cathay Media And Education Group, Inc.	96,000	21,898
Central China Management Co. Ltd.	117,000	15,682
Central China New Life Ltd.(1)	65,000	39,682
Central China Real Estate Ltd.(2)	218,000	17,898
CGN Mining Co. Ltd.	230,000	26,864
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	53,400	75,107
Chaowei Power Holdings Ltd.	168,000	42,112
Chen Lin Education Group Holdings Ltd.(1)	70,000	18,806
China Aoyuan Group Ltd.(2)	417,000	69,508
China Automotive Systems, Inc.(1)(2)	5,187	13,746
China BlueChemical Ltd., H Shares	818,000	244,934
China Bohai Bank Co. Ltd., H Shares	1,012,500	168,831
China Bright Culture Group(1)	29,000	1,937
China Cinda Asset Management Co. Ltd., H Shares	3,271,000	590,460
China CITIC Bank Corp. Ltd., H Shares	2,167,000	1,018,302
China Coal Energy Co. Ltd., H Shares	953,000	594,037
China Communications Services Corp. Ltd., H Shares	1,046,000	573,858
China Conch Venture Holdings Ltd.	378,500	1,821,432
China Construction Bank Corp., H Shares	13,810,000	10,357,011
China Datang Corp. Renewable Power Co. Ltd., H Shares	1,332,000	504,758
China Dongxiang Group Co. Ltd.	1,053,000	79,465
China East Education Holdings Ltd.(1)	126,500	73,603
China Eastern Airlines Corp. Ltd., H Shares(1)	116,000	45,040
China Education Group Holdings Ltd.	470,000	402,661
China Energy Development Holdings Ltd.(1)	4,000	90
China Everbright Bank Co. Ltd., H Shares	873,000	324,675
China Everbright Environment Group Ltd.	2,316,000	1,662,831
China Everbright Greentech Ltd.(2)	198,000	65,449
China Everbright Ltd.	468,000	515,405
China Everbright Water Ltd. (Singapore)	138,500	32,222

Avantis Emerging Markets Equity ETF
	Shares	Value
China Feihe Ltd.	682,000	$813,803
China Foods Ltd.	232,000	99,989
China Galaxy Securities Co. Ltd., H Shares	1,197,500	685,429
China Gas Holdings Ltd.	94,000	148,555
China General Education Group Ltd.(1)	60,000	28,159
China Glass Holdings Ltd.(1)	622,000	128,050
China Hanking Holdings Ltd.	175,000	32,907
China Harmony Auto Holding Ltd.	269,500	127,457
China High Speed Transmission Equipment Group Co. Ltd.(1)	98,000	74,351
China Hongqiao Group Ltd.	985,500	1,379,708
China International Capital Corp. Ltd., H Shares	502,000	1,221,327
China Isotope & Radiation Corp.(2)	14,400	42,479
China Kepei Education Group Ltd.	130,000	38,999
China Lesso Group Holdings Ltd.	389,000	598,898
China Life Insurance Co. Ltd., ADR(2)	179,245	1,487,734
China Lilang Ltd.	164,000	91,103
China Literature Ltd.(1)(2)	57,400	311,518
China Logistics Property Holdings Co. Ltd.(1)(2)	99,000	54,854
China Longyuan Power Group Corp. Ltd., H Shares	1,240,000	2,558,851
China Maple Leaf Educational Systems Ltd.(1)	430,000	22,677
China Medical System Holdings Ltd.	633,000	1,127,154
China Meidong Auto Holdings Ltd.	156,000	734,524
China Mengniu Dairy Co. Ltd.(1)	462,000	3,004,117
China Merchants Bank Co. Ltd., H Shares	556,500	4,690,909
China Merchants Land Ltd.(1)	148,000	14,791
China Merchants Port Holdings Co. Ltd.	587,545	1,107,755
China Minsheng Banking Corp. Ltd., H Shares(2)	1,418,500	552,504
China Modern Dairy Holdings Ltd.(2)	1,258,000	232,481
China Molybdenum Co. Ltd., H Shares	345,000	207,656
China National Building Material Co. Ltd., H Shares	1,916,000	2,457,899
China New Higher Education Group Ltd.	391,000	143,641
China Oil & Gas Group Ltd.(1)	280,000	15,458
China Oriental Group Co. Ltd.	374,000	108,714
China Pacific Insurance Group Co. Ltd., H Shares	570,000	1,587,209
China Petroleum & Chemical Corp., ADR	38,268	1,907,660
China Pioneer Pharma Holdings Ltd.	123,000	37,411
China Power International Development Ltd.	1,460,000	827,582
China Railway Group Ltd., H Shares	884,000	519,046
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	51,384
China Rare Earth Holdings Ltd.(1)	604,000	63,505
China Reinsurance Group Corp., H Shares	302,000	29,025
China Renaissance Holdings Ltd.(1)	100,700	150,249
China Resources Beer Holdings Co. Ltd.	236,000	1,871,339
China Resources Cement Holdings Ltd.	1,104,000	944,681
China Resources Gas Group Ltd.	144,000	661,390
China Resources Land Ltd.	902,000	4,387,596
China Resources Medical Holdings Co. Ltd.	293,500	165,455
China Resources Mixc Lifestyle Services Ltd.	125,600	646,044
China Resources Pharmaceutical Group Ltd.	433,500	214,411
China Resources Power Holdings Co. Ltd.	998,000	2,229,103
China Risun Group Ltd.	316,000	196,846

Avantis Emerging Markets Equity ETF
	Shares	Value
China Ruyi Holdings Ltd.(1)(2)	42,800	$12,738
China Sanjiang Fine Chemicals Co. Ltd.	248,000	65,511
China SCE Group Holdings Ltd.	496,000	99,584
China Shengmu Organic Milk Ltd.(1)	205,000	13,004
China Shenhua Energy Co. Ltd., H Shares	867,500	2,390,816
China Shineway Pharmaceutical Group Ltd.	102,000	83,459
China Shuifa Singyes Energy Holdings Ltd.	306,000	53,924
China Silver Group Ltd.(1)	420,000	31,728
China South City Holdings Ltd.	1,462,000	122,043
China Southern Airlines Co. Ltd., H Shares(1)(2)	148,000	93,634
China Sunshine Paper Holdings Co. Ltd.(1)	437,500	157,869
China Suntien Green Energy Corp. Ltd., H Shares	807,000	537,567
China Taiping Insurance Holdings Co. Ltd.	658,400	779,287
China Tobacco International HK Co. Ltd.	34,000	63,578
China Tower Corp. Ltd., H Shares	12,320,000	1,435,939
China Traditional Chinese Medicine Holdings Co. Ltd.	1,104,000	629,346
China Travel International Investment Hong Kong Ltd.(1)	704,000	138,280
China Vanke Co. Ltd., H Shares	336,000	798,061
China Vast Industrial Urban Development Co. Ltd.	5,000	1,090
China Water Affairs Group Ltd.	272,000	300,496
China Wood Optimization Holding Ltd.(1)	8,000	921
China Xinhua Education Group Ltd.	56,000	9,831
China XLX Fertiliser Ltd.	299,000	230,732
China Yongda Automobiles Services Holdings Ltd.	520,000	606,685
China Youran Dairy Group Ltd.(1)	42,000	22,854
China Youzan Ltd.(1)	652,000	20,955
China Yuchai International Ltd.	4,954	61,281
China Yuhua Education Corp. Ltd.	576,000	149,126
China ZhengTong Auto Services Holdings Ltd.(1)	574,000	43,520
Chindata Group Holdings Ltd., ADR(1)	3,875	21,274
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	251,940
CIFI Ever Sunshine Services Group Ltd.	274,000	498,287
CIFI Holdings Group Co. Ltd.	769,631	536,211
CIMC Enric Holdings Ltd.(2)	344,000	411,449
CIMC Vehicles Group Co. Ltd., Class H	20,000	14,518
CITIC Ltd.	1,366,000	1,594,019
CITIC Securities Co. Ltd., H Shares	620,450	1,503,165
CMGE Technology Group Ltd.(1)	412,000	145,684
COFCO Joycome Foods Ltd.(1)	1,623,000	708,058
Cogobuy Group(1)(2)	198,000	59,780
Colour Life Services Group Co. Ltd.(1)(2)	6,000	601
Concord New Energy Group Ltd.	2,120,000	198,804
Consun Pharmaceutical Group Ltd.	108,000	51,435
Coolpad Group Ltd.(1)	2,466,000	86,890
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	136,000	64,865
COSCO SHIPPING Holdings Co. Ltd., Class H(1)(2)	720,749	1,456,796
COSCO SHIPPING International Hong Kong Co. Ltd.	86,000	27,108
COSCO SHIPPING Ports Ltd.	550,621	453,752
Country Garden Holdings Co. Ltd.(2)	1,975,339	1,534,703
Country Garden Services Holdings Co. Ltd.	219,000	1,310,049
CPMC Holdings Ltd.	165,000	91,248

Avantis Emerging Markets Equity ETF
	Shares	Value
Crazy Sports Group Ltd.(1)(2)	902,000	$43,517
CSPC Pharmaceutical Group Ltd.	3,177,760	3,766,798
CSSC Hong Kong Shipping Co. Ltd.	498,000	71,574
Dada Nexus Ltd., ADR(1)	2,320	19,279
DaFa Properties Group Ltd.(2)	31,000	14,780
Dali Foods Group Co. Ltd.	699,000	368,151
Daqo New Energy Corp., ADR(1)	24,703	1,184,756
Datang International Power Generation Co. Ltd., H Shares	184,000	36,299
Dawnrays Pharmaceutical Holdings Ltd.	55,000	9,440
Dexin China Holdings Co. Ltd.(1)	50,000	18,485
DiDi Global, Inc., ADR(1)	17,169	70,393
Differ Group Holding Co. Ltd.(1)(2)	1,406,000	434,101
Digital China Holdings Ltd.	231,000	126,107
Dongfeng Motor Group Co. Ltd., Class H	892,000	767,768
Dongyue Group Ltd.	715,000	1,037,279
DouYu International Holdings Ltd., ADR(1)(2)	16,143	33,255
Duiba Group Ltd.(1)	119,600	19,074
Dynagreen Environmental Protection Group Co. Ltd., H Shares	40,000	19,653
E-House China Enterprise Holdings Ltd.(2)	276,000	48,472
Ebang International Holdings, Inc., A Shares(1)(2)	17,067	21,334
Edvantage Group Holdings Ltd.	144,000	59,260
EHang Holdings Ltd., ADR(1)(2)	1,616	24,014
ENN Energy Holdings Ltd.	113,500	1,643,752
Essex Bio-technology Ltd.	120,000	72,779
EVA Precision Industrial Holdings Ltd.(2)	554,000	106,176
Excellence Commercial Property & Facilities Management Group Ltd.(1)	20,000	11,988
Fanhua, Inc., ADR(2)	23,222	155,123
Fantasia Holdings Group Co. Ltd.(1)(2)	343,500	12,578
FIH Mobile Ltd.(1)	996,000	146,934
FinVolution Group, ADR	65,390	266,137
Fire Rock Holdings Ltd.	186,000	11,820
First Tractor Co. Ltd., H Shares	74,000	35,641
Flat Glass Group Co. Ltd., H Shares(2)	39,000	161,272
Fosun International Ltd.	566,000	614,112
Fountain SET Holdings Ltd.	36,000	6,452
Fu Shou Yuan International Group Ltd.	537,000	398,068
Fufeng Group Ltd.(1)	765,000	286,435
Fuyao Glass Industry Group Co. Ltd., H Shares	151,200	741,801
Ganfeng Lithium Co. Ltd., H Shares	12,200	207,061
GCL New Energy Holdings Ltd.(1)	638,000	14,108
GCL-Poly Energy Holdings Ltd.(1)(2)	3,342,000	1,231,655
GDS Holdings Ltd., ADR(1)	19,621	873,527
Geely Automobile Holdings Ltd.	913,000	1,700,593
Gemdale Properties & Investment Corp. Ltd.	2,266,000	249,507
Genertec Universal Medical Group Co. Ltd.	286,500	202,491
Genor Biopharma Holdings Ltd.(1)(2)	12,000	8,413
GF Securities Co. Ltd., H Shares	372,800	559,678
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	767
Global Cord Blood Corp.(1)	18,571	75,398
Glorious Property Holdings Ltd.(1)	130,000	3,730

Avantis Emerging Markets Equity ETF
	Shares	Value
Glory Land Co. Ltd.(1)	17,000	$602
Glory Sun Financial Group Ltd.(1)	36,000	799
Goodbaby International Holdings Ltd.(1)	338,000	40,837
Grand Baoxin Auto Group Ltd.(1)	22,000	1,718
Grand Pharmaceutical Group Ltd.	561,500	444,322
Great Wall Motor Co. Ltd., H Shares	543,500	1,144,231
Greatview Aseptic Packaging Co. Ltd.	139,000	49,381
Greenland Hong Kong Holdings Ltd.	137,000	23,452
Greentown China Holdings Ltd.	105,000	157,719
Greentown Management Holdings Co. Ltd.	194,000	158,188
GreenTree Hospitality Group Ltd., ADR(2)	2,321	13,183
Guangdong Investment Ltd.	320,000	430,622
Guangzhou Automobile Group Co. Ltd., H Shares	340,000	336,618
Guangzhou R&F Properties Co. Ltd., H Shares(2)	712,800	303,439
Guotai Junan Securities Co. Ltd., H Shares(1)	69,200	101,988
Haidilao International Holding Ltd.(2)	107,000	246,387
Haier Smart Home Co. Ltd., H Shares	403,200	1,412,845
Hainan Meilan International Airport Co. Ltd., H Shares(1)	96,000	271,552
Haitian International Holdings Ltd.	232,000	618,117
Haitong Securities Co. Ltd., H Shares	957,600	824,004
Hangzhou Tigermed Consulting Co. Ltd., H Shares	10,900	122,636
Hansoh Pharmaceutical Group Co. Ltd.	102,000	217,739
Harbin Electric Co. Ltd., H Shares	416,000	147,005
HC Group, Inc.(1)	7,500	654
Hebei Construction Group Corp. Ltd., H Shares	68,000	12,262
Hello Group, Inc., ADR	75,361	718,190
Hengan International Group Co. Ltd.	271,500	1,439,838
Hi Sun Technology China Ltd.(1)	363,000	46,044
Hisense Home Appliances Group Co. Ltd., H Shares	111,000	124,580
Hollysys Automation Technologies Ltd.(1)	31,140	438,451
Homeland Interactive Technology Ltd.(1)(2)	142,000	24,164
Honworld Group Ltd.(1)	7,500	2,946
Hope Education Group Co. Ltd.	1,860,000	188,974
Hopson Development Holdings Ltd.	170,800	351,601
Hua Hong Semiconductor Ltd.(1)	49,000	255,279
Hua Medicine(1)	41,000	19,953
Huabao International Holdings Ltd.(2)	172,000	98,678
Huadian Power International Corp. Ltd., H Shares	132,000	49,892
Huaneng Power International, Inc., H Shares	960,000	563,535
Huatai Securities Co. Ltd., H Shares	619,400	1,014,145
Huaxi Holdings Co. Ltd.	4,000	926
Huazhong In-Vehicle Holdings Co. Ltd.(2)	248,000	94,942
Huazhu Group Ltd., ADR(1)	36,031	1,490,242
Huijing Holdings Co. Ltd.(2)	456,000	112,537
HUYA, Inc., ADR(1)	9,434	49,529
I-Mab, ADR(1)	2,742	67,782
iDreamSky Technology Holdings Ltd.(1)(2)	158,000	114,221
IMAX China Holding, Inc.	32,000	44,746
Industrial & Commercial Bank of China Ltd., H Shares	7,894,000	4,712,363
Inke Ltd.(1)	296,000	76,627
International Alliance Financial Leasing Co. Ltd.(1)	30,000	12,635

Avantis Emerging Markets Equity ETF
	Shares	Value
iQIYI, Inc., ADR(1)(2)	45,671	$189,078
IVD Medical Holding Ltd.	3,000	1,274
JD Health International, Inc.(1)	10,150	75,757
JD.com, Inc., ADR(1)	65,273	4,675,505
JD.com, Inc., Class A(1)	36,345	1,298,222
JH Educational Technology, Inc.(1)	102,000	43,354
Jiangsu Expressway Co. Ltd., H Shares	320,000	342,382
Jiangxi Copper Co. Ltd., H Shares	373,000	671,400
Jiayuan International Group Ltd.	60,000	19,015
Jinchuan Group International Resources Co. Ltd.	1,415,000	252,830
Jingrui Holdings Ltd.(1)	10,000	2,415
Jinke Smart Services Group Co. Ltd., H Shares(2)	38,500	170,940
JinkoSolar Holding Co. Ltd., ADR(1)(2)	11,203	566,984
Jinxin Fertility Group Ltd.(1)(2)	454,000	530,854
Jiumaojiu International Holdings Ltd.(2)	191,000	429,082
JNBY Design Ltd.	93,500	126,217
JOYY, Inc., ADR	8,319	385,087
Jutal Offshore Oil Services Ltd.	186,000	21,113
JW Cayman Therapeutics Co. Ltd.(1)(2)	7,000	8,893
Kaisa Group Holdings Ltd.(1)(2)	604,000	55,020
Kaisa Prosperity Holdings Ltd.(1)	26,500	35,691
Kandi Technologies Group, Inc.(1)	10,840	35,122
Kangji Medical Holdings Ltd.(2)	123,500	123,745
Kanzhun Ltd., ADR(1)	3,060	98,838
Kasen International Holdings Ltd.(1)	147,000	12,462
KE Holdings, Inc., ADR(1)	13,689	265,704
Kingboard Holdings Ltd.	266,500	1,246,726
Kingboard Laminates Holdings Ltd.	411,000	684,868
Kingdee International Software Group Co. Ltd.(1)	165,000	407,821
Kingsoft Corp. Ltd.	317,000	1,185,519
Kintor Pharmaceutical Ltd.(1)(2)	19,000	30,943
Koolearn Technology Holding Ltd.(1)	6,000	3,764
Kuaishou Technology(1)	6,700	77,535
Kunlun Energy Co. Ltd.	986,000	969,912
KWG Group Holdings Ltd.	388,500	181,905
KWG Living Group Holdings Ltd.	255,249	105,737
Lee & Man Paper Manufacturing Ltd.	366,000	235,285
Lenovo Group Ltd.	1,748,000	1,946,519
Leoch International Technology Ltd.(1)	124,000	11,879
LexinFintech Holdings Ltd., ADR(1)	55,206	195,981
Li Auto, Inc., ADR(1)	118,332	3,603,209
Li Ning Co. Ltd.	471,500	4,709,412
Lifetech Scientific Corp.(1)	528,000	209,542
Logan Group Co. Ltd.(2)	211,000	70,109
Longfor Group Holdings Ltd.	460,000	2,459,861
Lonking Holdings Ltd.	829,000	220,950
Lufax Holding Ltd., ADR(1)	23,057	149,179
Luokung Technology Corp.(1)	25,975	14,416
Luoyang Glass Co. Ltd., H Shares(1)	138,000	238,896
Luye Pharma Group Ltd.(1)(2)	562,500	227,235
LVGEM China Real Estate Investment Co. Ltd.(1)	194,000	33,239

Avantis Emerging Markets Equity ETF
	Shares	Value
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	$24,668
Maoyan Entertainment(1)(2)	173,200	189,287
Medlive Technology Co. Ltd.(1)	11,500	17,025
Meitu, Inc.(1)	1,331,000	214,628
Meituan, Class B(1)	205,000	4,554,107
Metallurgical Corp. of China Ltd., H Shares	198,000	60,223
Midea Real Estate Holding Ltd.	128,200	187,847
Minsheng Education Group Co. Ltd.(1)	254,000	27,424
Minth Group Ltd.	266,000	961,804
MMG Ltd.(1)	1,444,000	523,059
Mobvista, Inc.(1)	23,000	18,506
Mulsanne Group Holding Ltd.(1)(2)	87,500	50,863
Nam Tai Property, Inc.(1)(2)	9,475	72,389
NetDragon Websoft Holdings Ltd.	154,500	346,460
NetEase, Inc., ADR	73,698	7,026,367
New China Life Insurance Co. Ltd., H Shares	263,300	753,531
New Oriental Education & Technology Group, Inc., ADR(1)	356,532	538,363
Newborn Town, Inc.(1)	100,000	56,412
Nexteer Automotive Group Ltd.	584,000	584,922
Nine Dragons Paper Holdings Ltd.	633,000	606,393
NIO, Inc., ADR(1)	47,819	1,092,186
Niu Technologies, ADR(1)	7,189	89,431
Noah Holdings Ltd., ADR(1)	14,561	412,950
Nongfu Spring Co. Ltd., H Shares	100,400	629,660
Ocumension Therapeutics(1)(2)	8,500	9,633
Pacific Online Ltd.	32,000	5,394
People's Insurance Co. Group of China Ltd. (The), H Shares	1,614,000	519,039
PetroChina Co. Ltd., ADR(2)	39,762	2,117,724
Pharmaron Beijing Co. Ltd., H Shares	11,800	143,064
PICC Property & Casualty Co. Ltd., H Shares	1,950,000	2,058,393
Pinduoduo, Inc., ADR(1)	23,670	1,227,526
Ping An Insurance Group Co. of China Ltd., H Shares	929,282	7,205,339
Poly Property Group Co. Ltd.	776,000	210,646
Poly Property Services Co. Ltd.	49,200	348,842
Postal Savings Bank of China Co. Ltd., H Shares	1,626,000	1,335,082
Pou Sheng International Holdings Ltd.(1)	171,000	25,270
Powerlong Commercial Management Holdings Ltd.	56,000	98,003
Powerlong Real Estate Holdings Ltd.	327,000	156,738
Prinx Chengshan Holdings Ltd.	12,500	11,676
Q Technology Group Co. Ltd.	210,000	198,320
Qudian, Inc., ADR(1)(2)	69,556	57,245
Radiance Holdings Group Co. Ltd.(1)(2)	264,000	145,661
Redco Properties Group Ltd.(2)	44,000	12,060
Redsun Properties Group Ltd.	396,000	113,621
ReneSola Ltd., ADR(1)	3,023	18,168
Road King Infrastructure Ltd.	27,000	25,689
Ronshine China Holdings Ltd.(1)(2)	202,500	64,850
Sany Heavy Equipment International Holdings Co. Ltd.	306,000	317,321
SCE Intelligent Commercial Management Holdings Ltd.(1)(2)	61,000	17,716
Seazen Group Ltd.(1)	774,000	408,406
Shandong Gold Mining Co. Ltd., H Shares(2)	140,500	263,830

Avantis Emerging Markets Equity ETF
	Shares	Value
Shandong Molong Petroleum Machinery Co. Ltd., H Shares(1)	78,400	$47,203
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	776,000	1,071,495
Shanghai Electric Group Co. Ltd., H Shares	208,000	58,338
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	42,500	170,404
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)(2)	60,000	161,965
Shanghai Industrial Holdings Ltd.	171,000	259,969
Shanghai Industrial Urban Development Group Ltd.	403,600	38,404
Shanghai Jin Jiang Capital Co. Ltd., H Shares	10,000	3,804
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	226,700	409,208
Shenzhen Expressway Corp. Ltd., H Shares	172,000	173,358
Shenzhen International Holdings Ltd.	514,500	530,131
Shenzhen Investment Ltd.	1,130,000	254,739
Shenzhou International Group Holdings Ltd.	151,700	2,548,045
Shimao Group Holdings Ltd.(2)	245,000	147,024
Shimao Services Holdings Ltd.(2)	148,000	108,161
Shoucheng Holdings Ltd.	232,800	38,510
Shougang Fushan Resources Group Ltd.	967,249	319,835
Shui On Land Ltd.	2,040,500	298,028
Sihuan Pharmaceutical Holdings Group Ltd.(2)	788,000	168,970
Simcere Pharmaceutical Group Ltd.	24,000	29,131
Sino Biopharmaceutical Ltd.	3,833,500	2,447,171
Sino-Ocean Group Holding Ltd.	1,752,000	376,850
Sinolink Worldwide Holdings Ltd.(1)	118,000	3,390
Sinopec Engineering Group Co. Ltd., H Shares	280,500	134,187
Sinopec Kantons Holdings Ltd.	356,000	133,249
Sinopec Shanghai Petrochemical Co. Ltd., ADR	3,184	69,093
Sinopharm Group Co. Ltd., H Shares	300,000	727,255
Sinotrans Ltd., H Shares	138,000	43,280
Sinotruk Hong Kong Ltd.	178,000	265,695
Skyfame Realty Holdings Ltd.	158,000	17,172
Skyworth Group Ltd.(1)	408,924	231,012
SOHO China Ltd.(1)	514,000	104,715
Sohu.com Ltd., ADR(1)	10,168	186,481
South Manganese Investment Ltd.(1)(2)	400,000	71,423
SSY Group Ltd.(2)	592,000	276,459
Sun King Technology Group Ltd.(1)	382,000	155,768
Sunac China Holdings Ltd.	974,000	796,147
Sunac Services Holdings Ltd.(1)	138,120	118,047
Sunny Optical Technology Group Co. Ltd.	173,800	4,164,935
Sunpower Group Ltd.(2)	95,900	32,005
Suoxinda Holdings Ltd.(1)	28,000	22,804
SY Holdings Group Ltd.	48,000	44,583
TCL Electronics Holdings Ltd.(1)	290,000	135,948
Tencent Holdings Ltd.	495,800	26,754,018
Tian Ge Interactive Holdings Ltd.(1)	9,000	1,019
Tian Lun Gas Holdings Ltd.	128,000	105,853
Tiangong International Co. Ltd.(2)	616,000	290,733
Tianneng Power International Ltd.(2)	342,000	313,746
Tianyun International Holdings Ltd.(1)	84,000	15,172
Tibet Water Resources Ltd.(1)	19,000	1,316
Times China Holdings Ltd.	75,000	24,396

Avantis Emerging Markets Equity ETF
	Shares	Value
Tingyi Cayman Islands Holding Corp.	904,000	$2,000,011
Tong Ren Tang Technologies Co. Ltd., H Shares	337,000	291,653
Tongcheng Travel Holdings Ltd.(1)	298,800	556,500
Tongda Group Holdings Ltd.(1)	2,745,000	53,479
Tongdao Liepin Group(1)	7,000	16,771
Topsports International Holdings Ltd.	470,000	488,578
Towngas Smart Energy Co. Ltd.(1)	365,000	259,332
TravelSky Technology Ltd., H Shares	95,000	179,167
Trigiant Group Ltd.(1)	28,000	1,907
Trip.com Group Ltd., ADR(1)	46,880	1,210,442
Truly International Holdings Ltd.	1,206,000	418,468
Tsingtao Brewery Co. Ltd., H Shares	90,000	865,876
Uni-President China Holdings Ltd.	545,000	566,732
United Strength Power Holdings Ltd.	21,000	32,844
Up Fintech Holding Ltd., ADR(1)(2)	6,568	29,622
Uxin Ltd., ADR(1)(2)	9,348	9,628
Vinda International Holdings Ltd.(2)	113,000	322,399
Vipshop Holdings Ltd., ADR(1)	131,986	1,144,319
Vnet Group, Inc., ADR(1)	1,502	11,821
Want Want China Holdings Ltd.	2,095,000	2,230,181
Wasion Holdings Ltd.	82,000	31,748
Weibo Corp., ADR(1)	18,567	509,293
Weichai Power Co. Ltd., H Shares	439,000	742,845
Weiqiao Textile Co., H Shares	80,000	23,988
West China Cement Ltd.	1,486,000	255,107
Wharf Holdings Ltd. (The)	393,000	1,421,870
Wisdom Education International Holdings Co. Ltd.(2)	296,000	16,261
Wison Engineering Services Co. Ltd.(1)	19,000	967
Wuling Motors Holdings Ltd.(2)	800,000	120,570
WuXi AppTec Co. Ltd., H Shares	25,304	360,189
Wuxi Biologics Cayman, Inc.(1)	250,000	2,067,854
X Financial, ADR(1)(2)	464	1,503
XD, Inc.(1)	59,800	194,482
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	241,500	151,965
Ximei Resources Holding Ltd.(1)	35,000	25,218
Xin Point Holdings Ltd.	57,000	18,315
Xingda International Holdings Ltd.	154,482	28,497
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	146,000	109,114
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	340,000	556,301
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	129,000	26,864
Xinyi Energy Holdings Ltd.(2)	440,000	225,774
Xinyi Solar Holdings Ltd.	1,392,976	2,530,154
XPeng, Inc., ADR(1)	22,887	832,400
XTEP International Holdings Ltd.	715,500	1,187,069
Yadea Group Holdings Ltd.	466,000	691,327
Yankuang Energy Group Co. Ltd., H Shares(2)	684,000	1,682,940
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	71,000	57,490
Yidu Tech, Inc.(1)(2)	27,900	40,005
Yihai International Holding Ltd.(1)(2)	126,000	527,196
Youdao, Inc., ADR(1)(2)	2,573	30,516
YuanShengTai Dairy Farm Ltd.(1)	190,000	6,011

Avantis Emerging Markets Equity ETF
	Shares	Value
Yuexiu Property Co. Ltd.	580,400	$580,557
Yuexiu Transport Infrastructure Ltd.	372,000	231,096
Yum China Holdings, Inc.	109,499	5,696,138
Yuzhou Group Holdings Co. Ltd.	263,955	20,971
Zengame Technology Holding Ltd.	150,000	25,440
Zepp Health Corp., ADR(1)(2)	6,661	24,246
Zhaojin Mining Industry Co. Ltd., H Shares	453,000	399,734
Zhejiang Expressway Co. Ltd., H Shares	540,000	487,138
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares(2)	73,200	76,853
Zhenro Properties Group Ltd.	482,000	41,498
Zhong An Group Ltd.(1)	415,000	16,820
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,000	9,874
Zhongliang Holdings Group Co. Ltd.(2)	269,500	105,646
Zhongsheng Group Holdings Ltd.	154,500	1,078,862
Zhongyu Energy Holdings Ltd.	90,000	84,092
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	457,500	305,659
Zhuguang Holdings Group Co. Ltd.	616,000	119,867
Zijin Mining Group Co. Ltd., H Shares	940,000	1,395,131
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	148,400	98,716
ZTO Express Cayman, Inc., ADR	66,979	1,971,862
		310,497,662
Colombia — 0.2%
Banco Davivienda SA, Preference Shares(1)	24,226	196,909
Bancolombia SA	29,384	291,377
Bancolombia SA, ADR	13,427	486,460
Cementos Argos SA	18,987	29,274
Corp. Financiera Colombiana SA(1)	24,838	174,755
Ecopetrol SA, ADR(2)	35,590	575,490
Empresa de Telecomunicaciones de Bogota(1)	18,600	850
Grupo Argos SA	58,241	190,833
Interconexion Electrica SA ESP	72,853	449,664
		2,395,612
Czech Republic — 0.2%
CEZ AS	24,478	931,267
Komercni banka AS	10,908	429,125
Moneta Money Bank AS	80,006	316,619
		1,677,011
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR(1)	289,510	848,786
Greece — 0.4%
Alpha Services and Holdings SA(1)	336,813	459,595
Athens Water Supply & Sewage Co. SA	3,091	24,962
Ellaktor SA(1)	50,516	72,143
Eurobank Ergasias Services and Holdings SA(1)	331,053	362,646
Fourlis Holdings SA(1)	2,838	12,506
GEK Terna Holding Real Estate Construction SA(1)	10,321	100,465
Hellenic Exchanges - Athens Stock Exchange SA	8,827	38,604
Hellenic Petroleum Holdings SA	8,768	69,436
Hellenic Telecommunications Organization SA	20,237	404,780
Holding Co. ADMIE IPTO SA	6,638	17,694
Intracom Holdings SA(1)	19,243	34,565

Avantis Emerging Markets Equity ETF
	Shares	Value
JUMBO SA	25,828	$371,077
LAMDA Development SA(1)	8,171	61,600
Motor Oil Hellas Corinth Refineries SA	12,318	197,650
Mytilineos SA	11,184	180,200
National Bank of Greece SA(1)	115,936	430,015
Piraeus Financial Holdings SA(1)	138,094	218,707
Public Power Corp. SA(1)	42,251	401,649
Terna Energy SA	4,744	68,767
Titan Cement International SA(1)	11,779	171,693
Viohalco SA	25,508	122,796
		3,821,550
Hong Kong†
BC Technology Group Ltd.(1)	10,500	10,687
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	1,306
Brilliance China Automotive Holdings Ltd.(1)	338,000	154,843
China Zhongwang Holdings Ltd.(1)	525,200	112,909
Lee's Pharmaceutical Holdings Ltd.	73,500	26,853
Tianli Education International Holdings Ltd.	497,000	121,538
Zhenro Services Group Ltd.	124,000	20,523
		448,659
Hungary — 0.2%
Magyar Telekom Telecommunications plc	72,123	90,636
MOL Hungarian Oil & Gas plc	147,460	1,150,232
OTP Bank Nyrt(1)	26,611	1,015,455
Richter Gedeon Nyrt	12,046	252,814
		2,509,137
India — 15.0%
63 Moons Technologies Ltd.	6,904	19,595
Aarti Drugs Ltd.	6,262	37,973
Aarti Industries Ltd.	31,790	392,766
ACC Ltd.	21,548	600,178
Accelya Solutions India Ltd.	1,465	17,696
Action Construction Equipment Ltd.	9,606	27,895
Adani Enterprises Ltd.	32,974	725,122
Adani Green Energy Ltd.(1)	9,980	245,579
Adani Ports & Special Economic Zone Ltd.	47,885	452,785
Adani Power Ltd.(1)	51,167	85,184
Adani Total Gas Ltd.	25,719	544,126
Adani Transmission Ltd.(1)	30,580	871,427
Aditya Birla Capital Ltd.(1)	200,821	283,351
Advanced Enzyme Technologies Ltd.	16,916	72,128
Aegis Logistics Ltd.	24,783	55,891
Affle India Ltd.(1)	3,390	55,378
AIA Engineering Ltd.	1,823	39,384
Ajanta Pharma Ltd.	3,350	76,792
Akzo Nobel India Ltd.	1,400	35,109
Alembic Ltd.	12,271	14,596
Alembic Pharmaceuticals Ltd.	27,621	266,894
Alkyl Amines Chemicals	2,873	115,150
Allcargo Logistics Ltd.	40,261	172,971
Alok Industries Ltd.(1)	45,160	14,563

Avantis Emerging Markets Equity ETF
	Shares	Value
Amara Raja Batteries Ltd.	22,319	$166,950
Ambika Cotton Mills Ltd.	1,427	48,018
Ambuja Cements Ltd.	96,568	404,727
Amrutanjan Health Care Ltd.	2,916	32,532
Anant Raj Ltd.	26,202	25,650
Andhra Sugars Ltd. (The)	16,310	31,522
Apar Industries Ltd.	6,218	52,138
Apcotex Industries Ltd.	4,173	18,999
APL Apollo Tubes Ltd.(1)	39,074	445,287
Apollo Hospitals Enterprise Ltd.	9,727	622,576
Apollo Tyres Ltd.	149,572	369,152
Aptech Ltd.	7,681	31,608
Arvind Ltd.(1)	83,750	132,285
Ashok Leyland Ltd.	49,812	78,959
Ashoka Buildcon Ltd.(1)	37,620	46,905
Asian Paints Ltd.	24,739	1,045,498
Astec Lifesciences Ltd.	1,514	31,090
Aster DM Healthcare Ltd.(1)	63,489	144,822
Astral Ltd.	6,202	160,747
AstraZeneca Pharma India Ltd.	328	11,370
Atul Ltd.	3,470	428,227
AU Small Finance Bank Ltd.(1)	18,992	305,108
Aurobindo Pharma Ltd.	66,837	556,381
Avadh Sugar & Energy Ltd.	5,242	37,741
Avanti Feeds Ltd.	12,625	80,580
Avenue Supermarts Ltd.(1)	7,242	418,981
Axis Bank Ltd., GDR(1)	31,120	1,523,810
Bajaj Auto Ltd.	7,754	364,885
Bajaj Consumer Care Ltd.	33,298	71,953
Bajaj Electricals Ltd.(1)	14,735	225,170
Bajaj Finance Ltd.	14,419	1,349,982
Bajaj Finserv Ltd.	3,898	835,686
Bajaj Hindusthan Sugar Ltd.(1)	412,786	74,442
Balaji Amines Ltd.	2,342	89,381
Balkrishna Industries Ltd.	19,897	483,829
Balmer Lawrie & Co. Ltd.	12,135	18,675
Balrampur Chini Mills Ltd.	62,664	332,461
Bandhan Bank Ltd.	145,319	594,402
BASF India Ltd.	3,328	122,049
Bata India Ltd.	11,394	275,488
Bayer CropScience Ltd.	1,739	101,975
BEML Ltd.	1,894	39,473
Berger Paints India Ltd.	15,147	139,115
Bhansali Engineering Polymers Ltd.	11,499	19,851
Bharat Electronics Ltd.	424,689	1,193,498
Bharat Forge Ltd.	39,007	353,354
Bharat Heavy Electricals Ltd.(1)	274,304	182,944
Bharat Petroleum Corp. Ltd.	207,464	967,704
Bharat Rasayan Ltd.	356	57,408
Bharti Airtel Ltd.(1)	16,614	72,926
Bharti Airtel Ltd.(1)	232,596	2,126,926

Avantis Emerging Markets Equity ETF
	Shares	Value
Biocon Ltd.(1)	16,407	$76,253
Birla Corp. Ltd.	10,916	159,504
Birlasoft Ltd.	67,325	366,997
Blue Dart Express Ltd.	1,202	96,062
Blue Star Ltd.	15,573	222,027
Bombay Burmah Trading Co.	5,851	74,627
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	2,298
Borosil Renewables Ltd.(1)	14,615	114,513
Bosch Ltd.	489	102,666
Brigade Enterprises Ltd.	49,347	326,895
Brightcom Group Ltd.	151,315	240,728
Britannia Industries Ltd.	16,105	735,116
BSE Ltd.	7,149	187,425
Butterfly Gandhimathi Appliances Ltd.	1,687	31,201
Can Fin Homes Ltd.	29,072	225,503
Canara Bank(1)	108,363	318,378
Capacit'e Infraprojects Ltd.(1)	19,339	32,553
Caplin Point Laboratories Ltd.	7,672	68,235
Capri Global Capital Ltd.	7,072	55,807
Carborundum Universal Ltd.	26,856	288,192
Care Ratings Ltd.	12,011	85,930
Castrol India Ltd.	130,886	188,311
CCL Products India Ltd.	33,269	198,903
Ceat Ltd.	7,793	101,492
Central Depository Services India Ltd.	5,186	93,932
Century Enka Ltd.	6,013	41,654
Century Plyboards India Ltd.	20,455	162,619
Century Textiles & Industries Ltd.	15,509	158,715
Cera Sanitaryware Ltd.	926	53,355
CESC Ltd.	127,560	133,048
CG Power & Industrial Solutions Ltd.(1)	37,320	85,530
Chalet Hotels Ltd.(1)	8,387	29,381
Chambal Fertilisers and Chemicals Ltd.	91,366	461,046
Chennai Petroleum Corp. Ltd.(1)	15,454	20,714
Cholamandalam Investment and Finance Co. Ltd.	83,014	765,847
Cigniti Technologies Ltd.	3,206	21,529
Cipla Ltd.	77,783	957,356
City Union Bank Ltd.	133,818	223,284
Coal India Ltd.	362,756	820,496
Cochin Shipyard Ltd.	8,053	31,061
Coforge Ltd.	4,049	245,094
Colgate-Palmolive India Ltd.	15,710	303,069
Computer Age Management Services Ltd.	1,912	63,678
Confidence Petroleum India Ltd.	38,839	35,447
Container Corp. of India Ltd.	66,818	534,783
Coromandel International Ltd.	47,104	485,398
Cosmo Films Ltd.	5,720	115,362
CreditAccess Grameen Ltd.(1)	20,089	200,805
CRISIL Ltd.	1,486	57,046
Crompton Greaves Consumer Electricals Ltd.	73,110	418,145
Cummins India Ltd.	29,478	376,553

Avantis Emerging Markets Equity ETF
	Shares	Value
Cyient Ltd.	25,627	$279,758
Dabur India Ltd.	64,578	484,169
Dalmia Bharat Ltd.	20,927	437,021
Dalmia Bharat Sugar & Industries Ltd.	5,655	29,894
DB Corp. Ltd.	18,592	20,606
DCB Bank Ltd.(1)	31,272	30,487
DCM Shriram Ltd.	21,538	300,924
Deccan Cements Ltd.	2,682	19,364
Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,873	150,629
Deepak Nitrite Ltd.	20,576	549,810
Delta Corp. Ltd.	21,685	76,549
DFM Foods Ltd.	4,696	15,549
Dhampur Sugar Mills Ltd.(1)	11,553	57,930
Dhani Services Ltd.(1)	48,019	50,378
Dhanuka Agritech Ltd.	3,413	33,256
Dilip Buildcon Ltd.	11,891	42,732
Dish TV India Ltd.(1)	278,858	53,919
Dishman Carbogen Amcis Ltd.(1)	16,627	37,139
Divi's Laboratories Ltd.	9,044	513,984
Dixon Technologies India Ltd.	4,584	263,895
DLF Ltd.	70,353	330,116
Dolat Algotech Ltd.	16,966	17,723
Dollar Industries Ltd.	6,412	47,480
Dr Reddy's Laboratories Ltd., ADR	20,647	1,102,963
Dwarikesh Sugar Industries Ltd.	53,478	63,638
eClerx Services Ltd.	5,636	161,778
Edelweiss Financial Services Ltd.	119,701	87,281
Eicher Motors Ltd.	34,874	1,204,564
EID Parry India Ltd.	38,707	213,438
EIH Ltd.(1)	32,352	56,050
Elecon Engineering Co. Ltd.	17,545	34,790
Emami Ltd.	51,412	339,075
Endurance Technologies Ltd.	7,032	123,478
Engineers India Ltd.	95,332	78,396
EPL Ltd.	29,512	62,263
Equitas Holdings Ltd.(1)	90,144	128,535
Eris Lifesciences Ltd.	8,852	79,669
Escorts Ltd.	27,152	669,365
Ester Industries Ltd.	10,654	17,749
Eveready Industries India Ltd.(1)	14,650	73,701
Everest Industries Ltd.	2,825	24,517
Everest Kanto Cylinder Ltd.	14,324	35,882
Excel Industries Ltd.	1,332	23,459
Exide Industries Ltd.	175,128	348,094
FDC Ltd.(1)	11,851	42,677
Federal Bank Ltd.	609,711	790,429
FIEM Industries Ltd.	2,287	30,869
Filatex India Ltd.	19,510	29,587
Fine Organic Industries Ltd.	1,757	100,431
Finolex Cables Ltd.	22,911	126,207
Finolex Industries Ltd.	68,490	139,903

Avantis Emerging Markets Equity ETF
	Shares	Value
Firstsource Solutions Ltd.	31,653	$53,738
Force Motors Ltd.	1,685	23,088
Fortis Healthcare Ltd.(1)	38,403	125,884
Future Consumer Ltd.(1)	445,553	42,857
Future Retail Ltd.(1)	18,863	12,304
Gabriel India Ltd.	15,306	22,624
GAIL India Ltd.	191,968	371,191
Galaxy Surfactants Ltd.	2,423	89,676
Ganesha Ecosphere Ltd.	2,544	21,338
Garden Reach Shipbuilders & Engineers Ltd.	15,433	45,016
Gateway Rail Freight Ltd.(1)	127,972	119,038
General Insurance Corp. of India(1)	46,922	72,621
Genus Power Infrastructures Ltd.	32,199	27,647
Geojit Financial Services Ltd.	18,976	16,388
GHCL Ltd.	12,634	69,914
GIC Housing Finance Ltd.	9,147	16,538
GlaxoSmithKline Pharmaceuticals Ltd.	1,211	24,477
Glenmark Pharmaceuticals Ltd.	45,157	269,599
Globus Spirits Ltd.	6,451	123,293
GMR Infrastructure Ltd.(1)	141,365	71,626
GMR Power and Urban Infra Ltd.(1)	14,136	9,287
Godawari Power and Ispat Ltd.	30,527	130,674
Godrej Agrovet Ltd.	886	5,477
Godrej Consumer Products Ltd.(1)	16,981	173,663
Godrej Properties Ltd.(1)	2,480	49,679
Gokaldas Exports Ltd.(1)	19,364	89,394
Granules India Ltd.	44,982	174,481
Graphite India Ltd.	11,673	72,720
Grasim Industries Ltd.	35,175	750,657
Great Eastern Shipping Co. Ltd. (The)	44,351	192,196
Greaves Cotton Ltd.	28,903	66,599
Greenpanel Industries Ltd.	31,074	199,564
Greenply Industries Ltd.	23,408	54,283
Gufic Biosciences Ltd.	21,615	58,698
Gujarat Alkalies & Chemicals Ltd.	10,051	85,493
Gujarat Ambuja Exports Ltd.	20,619	53,276
Gujarat Fluorochemicals Ltd.(1)	5,413	185,972
Gujarat Gas Ltd.	20,358	158,281
Gujarat Mineral Development Corp. Ltd.	35,723	63,663
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	48,394	357,555
Gujarat Pipavav Port Ltd.	105,980	118,692
Gujarat State Fertilizers & Chemicals Ltd.	83,444	140,064
Gujarat State Petronet Ltd.	81,434	314,336
Happiest Minds Technologies Ltd.	3,847	50,391
Hathway Cable & Datacom Ltd.(1)	93,780	23,308
Havells India Ltd.	11,875	187,606
HBL Power Systems Ltd.	51,463	41,320
HCL Technologies Ltd.	114,641	1,723,883
HDFC Asset Management Co. Ltd.	5,871	163,255
HDFC Life Insurance Co. Ltd.	30,920	215,541
HEG Ltd.	4,763	72,273

Avantis Emerging Markets Equity ETF
	Shares	Value
HeidelbergCement India Ltd.	21,787	$53,939
Hemisphere Properties India Ltd.(1)	23,316	33,792
Hero MotoCorp Ltd.	21,434	726,059
HFCL Ltd.	259,510	253,174
HG Infra Engineering Ltd.	7,905	62,166
Hikal Ltd.	13,702	67,178
HIL Ltd.	1,459	80,836
Himadri Speciality Chemical Ltd.	38,530	28,239
Himatsingka Seide Ltd.	11,317	24,565
Hindalco Industries Ltd.	331,561	2,548,087
Hinduja Global Solutions Ltd.	3,481	56,397
Hinduja Global Solutions Ltd.(1)	3,481	56,061
Hindustan Copper Ltd.	17,442	27,599
Hindustan Oil Exploration Co. Ltd.(1)	16,740	43,487
Hindustan Petroleum Corp. Ltd.	232,073	844,243
Hindustan Unilever Ltd.	42,745	1,236,113
Housing Development Finance Corp. Ltd.	128,624	4,065,264
HSIL Ltd.	20,708	78,250
I G Petrochemicals Ltd.	5,509	48,989
ICICI Bank Ltd., ADR	116,303	2,264,419
ICICI Lombard General Insurance Co. Ltd.	15,986	269,064
ICICI Prudential Life Insurance Co. Ltd.	16,814	107,416
ICICI Securities Ltd.	6,739	59,837
IDFC First Bank Ltd.(1)	781,219	439,869
IDFC Ltd.(1)	462,229	357,132
IFB Industries Ltd.(1)	1,596	18,928
IFCI Ltd.(1)	228,442	37,508
IIFL Finance Ltd.	56,927	226,193
IIFL Securities Ltd.	25,305	28,700
IIFL Wealth Management Ltd.	9,589	195,996
India Cements Ltd. (The)	86,596	233,717
India Glycols Ltd.	4,810	49,047
Indiabulls Housing Finance Ltd.	137,626	276,057
Indiabulls Real Estate Ltd.(1)	107,259	155,047
IndiaMart InterMesh Ltd.	1,252	79,867
Indian Bank	70,857	135,733
Indian Energy Exchange Ltd.	133,988	368,959
Indian Hotels Co. Ltd. (The)	68,826	183,716
Indian Oil Corp. Ltd.	432,003	663,078
Indian Overseas Bank(1)	35,971	8,529
Indian Railway Catering & Tourism Corp. Ltd.	14,485	157,176
Indigo Paints Ltd.(1)	577	13,755
Indo Count Industries Ltd.	24,311	56,677
Indraprastha Gas Ltd.	9,946	45,986
Indraprastha Medical Corp. Ltd.(1)	21,721	19,158
Indus Towers Ltd.(1)	153,079	439,369
INEOS Styrolution India Ltd.	1,561	21,835
Infibeam Avenues Ltd.	15,228	7,958
Info Edge India Ltd.	6,675	396,788
Infosys Ltd., ADR	377,546	8,479,683
Inox Leisure Ltd.(1)	22,946	125,462

Avantis Emerging Markets Equity ETF
	Shares	Value
Inox Wind Ltd.(1)	24,296	$36,035
Insecticides India Ltd.(1)	2,026	16,784
Intellect Design Arena Ltd.(1)	23,525	205,618
InterGlobe Aviation Ltd.(1)	8,303	207,857
IOL Chemicals and Pharmaceuticals Ltd.	5,687	26,701
Ipca Laboratories Ltd.	32,968	430,613
IRB Infrastructure Developers Ltd.(1)	55,466	159,559
IRCON International Ltd.	98,906	53,352
ITD Cementation India Ltd.	21,419	18,900
J Kumar Infraprojects Ltd.	11,890	25,711
Jagran Prakashan Ltd.(1)	44,477	40,161
Jai Corp. Ltd.	25,985	37,292
Jain Irrigation Systems Ltd.(1)	137,162	73,525
Jaiprakash Associates Ltd.(1)	521,016	68,455
Jaiprakash Power Ventures Ltd.(1)	101,776	9,868
Jammu & Kashmir Bank Ltd. (The)(1)	175,045	79,698
Jamna Auto Industries Ltd.	36,500	49,533
JB Chemicals & Pharmaceuticals Ltd.	7,707	165,611
JBM Auto Ltd.	13,780	78,952
Jindal Poly Films Ltd.	5,172	70,159
Jindal Saw Ltd.	49,295	57,324
Jindal Stainless Hisar Ltd.(1)	42,124	198,405
Jindal Stainless Ltd.(1)	86,757	224,724
Jindal Steel & Power Ltd.(1)	141,452	806,670
JK Cement Ltd.	10,473	396,875
JK Lakshmi Cement Ltd.	24,614	146,960
JK Paper Ltd.	21,825	65,449
JK Tyre & Industries Ltd.	96,052	135,691
JM Financial Ltd.	148,148	134,518
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	724	17,480
JSW Energy Ltd.	101,564	458,828
JSW Ispat Special Products Ltd.(1)	33,533	14,739
JSW Steel Ltd.	93,044	780,614
Jubilant Foodworks Ltd.	13,423	521,877
Jubilant Ingrevia Ltd.	11,999	80,067
Jubilant Pharmova Ltd.	18,288	96,469
Just Dial Ltd.(1)	6,866	68,365
Kajaria Ceramics Ltd.	19,394	279,631
Kalpataru Power Transmission Ltd.	22,723	118,564
Kalyani Steels Ltd.	4,946	19,237
Karnataka Bank Ltd. (The)	84,934	67,967
Karur Vysya Bank Ltd. (The)	184,315	116,759
Kaveri Seed Co. Ltd.	5,435	35,243
KCP Ltd. (The)	13,450	20,311
KEC International Ltd.	54,209	336,496
KEI Industries Ltd.	5,386	71,155
Kellton Tech Solutions Ltd.	21,339	24,152
Kiri Industries Ltd.(1)	6,687	41,220
Kirloskar Ferrous Industries Ltd.	14,000	37,823
Kitex Garments Ltd.	19,681	62,878
KNR Constructions Ltd.	63,431	262,265

Avantis Emerging Markets Equity ETF
	Shares	Value
Kolte-Patil Developers Ltd.(1)	12,134	$44,767
Kopran Ltd.	8,693	31,791
Kotak Mahindra Bank Ltd.	46,364	1,141,301
KPIT Technologies Ltd.	78,856	600,667
KPR Mill Ltd.	33,605	283,586
KRBL Ltd.	15,584	40,303
L&T Finance Holdings Ltd.(1)	188,445	166,019
L&T Technology Services Ltd.	4,407	266,928
Larsen & Toubro Infotech Ltd.	7,916	618,690
Larsen & Toubro Ltd.	109,613	2,657,314
Laurus Labs Ltd.	38,666	279,425
LG Balakrishnan & Bros Ltd.	3,632	28,581
LIC Housing Finance Ltd.	102,926	471,621
Lincoln Pharmaceuticals Ltd.	6,400	26,060
Linde India Ltd.	2,410	88,400
LT Foods Ltd.	47,444	39,639
Lupin Ltd.	15,362	152,614
LUX Industries Ltd.	1,865	61,526
Mahanagar Gas Ltd.	15,906	154,200
Maharashtra Scooters Ltd.	500	23,415
Maharashtra Seamless Ltd.	5,961	40,474
Mahindra & Mahindra Financial Services Ltd.	193,869	376,639
Mahindra & Mahindra Ltd.	191,186	2,018,286
Mahindra CIE Automotive Ltd.(1)	6,648	17,254
Mahindra Holidays & Resorts India Ltd.(1)	13,726	38,553
Mahindra Logistics Ltd.	11,828	63,267
Maithan Alloys Ltd.	2,839	40,117
Man Infraconstruction Ltd.	41,698	56,679
Manali Petrochemicals Ltd.	47,965	63,200
Manappuram Finance Ltd.	202,041	307,039
Mangalam Cement Ltd.	7,000	32,927
Marico Ltd.	80,452	550,781
Marksans Pharma Ltd.	72,230	45,395
Maruti Suzuki India Ltd.	12,989	1,439,617
Mastek Ltd.	3,775	141,468
Max Financial Services Ltd.(1)	50,769	561,492
Mayur Uniquoters Ltd.	3,977	21,185
Mazagon Dock Shipbuilders Ltd.	14,877	47,718
Meghmani Finechem Ltd.(1)	2,112	21,409
Meghmani Organics Ltd.	22,470	28,064
Metropolis Healthcare Ltd.	5,896	153,865
Minda Corp. Ltd.	25,905	68,484
Mindtree Ltd.	13,326	691,498
Mishra Dhatu Nigam Ltd.	9,961	23,772
MOIL Ltd.	13,133	29,575
Mold-Tek Packaging Ltd.	2,551	23,507
Motherson Sumi Systems Ltd.	332,939	669,387
Motherson Sumi Wiring India Ltd.(1)	196,201	90,617
Motilal Oswal Financial Services Ltd.	17,391	204,196
Mphasis Ltd.	12,139	504,318
MRF Ltd.	532	465,503

Avantis Emerging Markets Equity ETF
	Shares	Value
MSTC Ltd.	10,973	$45,015
Multi Commodity Exchange of India Ltd.	9,338	158,782
Muthoot Finance Ltd.	33,950	615,087
Narayana Hrudayalaya Ltd.(1)	13,965	127,486
Natco Pharma Ltd.	17,212	199,092
National Aluminium Co. Ltd.	352,543	573,272
National Fertilizers Ltd.(1)	24,439	14,785
Nava Bharat Ventures Ltd.	49,490	83,642
Navneet Education Ltd.	18,910	20,875
NBCC India Ltd.	382,884	199,209
NCC Ltd.	203,622	169,916
NCL Industries Ltd.	7,144	16,906
NELCO Ltd.	5,720	48,936
Neogen Chemicals Ltd.	2,187	44,695
NESCO Ltd.	6,909	51,317
Nestle India Ltd.	3,742	878,827
Newgen Software Technologies Ltd.	4,838	32,295
NIIT Ltd.	47,453	267,527
Nilkamal Ltd.	800	21,796
Nippon Life India Asset Management Ltd.	33,280	136,556
NOCIL Ltd.	13,492	37,721
NTPC Ltd.	765,741	1,363,120
Oberoi Realty Ltd.(1)	33,204	402,075
Oil & Natural Gas Corp. Ltd.	500,203	1,077,319
Oil India Ltd.	107,677	321,167
Olectra Greentech Ltd.(1)	18,741	158,761
OnMobile Global Ltd.	15,331	23,140
Oracle Financial Services Software Ltd.	5,177	234,032
Orient Cement Ltd.	70,583	136,683
Orient Electric Ltd.	48,582	213,680
Page Industries Ltd.	902	507,730
Paisalo Digital Ltd.	2,856	25,214
Panama Petrochem Ltd.	12,000	36,605
Parag Milk Foods Ltd.	10,941	14,678
PCBL Ltd.	19,105	48,871
Persistent Systems Ltd.	15,516	815,655
Petronet LNG Ltd.	269,259	772,641
Pfizer Ltd.	380	22,256
Phoenix Mills Ltd. (The)	5,274	67,365
PI Industries Ltd.	4,026	132,501
Pidilite Industries Ltd.	9,493	303,887
Piramal Enterprises Ltd.	20,848	576,353
PNB Gilts Ltd.	22,203	18,014
PNB Housing Finance Ltd.(1)	18,856	102,795
PNC Infratech Ltd.	40,469	143,016
Pokarna Ltd.	6,924	58,365
Poly Medicure Ltd.	5,414	57,471
Polycab India Ltd.	7,747	245,416
Polyplex Corp. Ltd.	6,746	162,763
Poonawalla Fincorp Ltd.(1)	59,543	189,528
Power Finance Corp. Ltd.	70,033	102,556

Avantis Emerging Markets Equity ETF
	Shares	Value
Power Grid Corp. of India Ltd.	661,221	$1,841,180
Power Mech Projects Ltd.(1)	2,490	29,276
Praj Industries Ltd.	38,514	175,205
Prakash Industries Ltd.(1)	19,502	16,346
Prestige Estates Projects Ltd.	39,944	242,346
Pricol Ltd.(1)	25,902	37,753
Prince Pipes & Fittings Ltd.	10,140	87,119
Prism Johnson Ltd.(1)	51,053	80,326
Privi Speciality Chemicals Ltd.	2,600	65,022
Procter & Gamble Health Ltd.	232	14,092
PSP Projects Ltd.	3,816	24,700
PTC India Ltd.	120,717	136,959
PVR Ltd.(1)	5,058	110,824
Quess Corp. Ltd.	22,609	190,519
Radico Khaitan Ltd.	19,433	232,508
Rain Industries Ltd.	3,155	7,819
Rajesh Exports Ltd.	19,058	177,787
Rallis India Ltd.	22,945	71,514
Ramco Cements Ltd. (The)	44,381	465,389
Ramco Industries Ltd.	7,096	20,945
Ramco Systems Ltd.(1)	2,763	11,115
Ramkrishna Forgings Ltd.	4,032	43,933
Ramky Infrastructure Ltd.(1)	7,149	17,979
Rashtriya Chemicals & Fertilizers Ltd.	42,443	40,294
Raymond Ltd.(1)	24,183	236,907
RBL Bank Ltd.(1)	88,966	158,799
REC Ltd.	300,605	489,674
Redington India Ltd.	263,286	539,116
Relaxo Footwears Ltd.	1,892	30,651
Reliance Industrial Infrastructure Ltd.	1,798	16,793
Reliance Industries Ltd., GDR	94,077	5,905,064
Reliance Infrastructure Ltd.(1)	40,676	57,071
Reliance Power Ltd.(1)	1,385,211	242,499
Repco Home Finance Ltd.	16,729	42,378
Rhi Magnesita India Ltd.	12,084	84,283
Rossari Biotech Ltd.	2,357	30,837
Route Mobile Ltd.	1,407	27,970
RSWM Ltd.(1)	4,000	22,534
Rupa & Co. Ltd.	8,000	48,999
Sagar Cements Ltd.	9,772	29,700
Sanghi Industries Ltd.(1)	21,768	13,735
Sanofi India Ltd.	2,839	273,708
Sarda Energy & Minerals Ltd.	3,480	39,360
SBI Cards & Payment Services Ltd.(1)	11,997	125,788
SBI Life Insurance Co. Ltd.	24,428	345,436
Schaeffler India Ltd.	5,445	132,334
SEAMEC Ltd.(1)	2,182	30,611
Sequent Scientific Ltd.	4,729	8,510
SH Kelkar & Co. Ltd.	10,925	21,217
Shankara Building Products Ltd.(1)	4,974	48,958
Sharda Cropchem Ltd.	14,481	103,278

Avantis Emerging Markets Equity ETF
	Shares	Value
Shilpa Medicare Ltd.	9,817	$53,158
Shipping Corp. of India Ltd.	50,334	69,981
Shree Cement Ltd.	1,472	479,216
Shree Digvijay Cement Co. Ltd.	24,457	21,352
Shree Renuka Sugars Ltd.(1)	59,409	26,233
Shriram City Union Finance Ltd.	9,005	190,230
Shriram Transport Finance Co. Ltd.	61,935	930,946
Siemens Ltd.	8,514	266,358
Siyaram Silk Mills Ltd.	4,811	29,633
SKF India Ltd.	2,309	110,441
Sobha Ltd.	16,181	166,969
Solar Industries India Ltd.	1,081	33,327
Somany Ceramics Ltd.	5,124	50,490
Somany Home Innovation Ltd.	6,689	35,886
Sonata Software Ltd.	25,843	253,367
South Indian Bank Ltd. (The)(1)	293,008	31,666
Southern Petrochemical Industries Corp. Ltd.(1)	49,700	36,108
Spandana Sphoorty Financial Ltd.(1)	3,664	18,191
SpiceJet Ltd.(1)	16,517	13,299
SRF Ltd.	25,875	823,455
Star Cement Ltd.(1)	22,000	26,237
State Bank of India, GDR	23,016	1,493,054
Sterling and Wilson Renewable(1)	27,192	115,897
Sterlite Technologies Ltd.	54,881	129,437
Strides Pharma Science Ltd.	14,980	63,860
Sudarshan Chemical Industries	10,257	73,397
Sumitomo Chemical India Ltd.	13,087	65,724
Sun Pharma Advanced Research Co. Ltd.(1)	5,387	19,322
Sun Pharmaceutical Industries Ltd.	110,988	1,246,776
Sun TV Network Ltd.	20,364	121,571
Sundaram Finance Ltd.	5,399	136,992
Sundram Fasteners Ltd.	7,000	79,662
Sunflag Iron & Steel Co.(1)	18,687	17,110
Sunteck Realty Ltd.	17,217	111,899
Suprajit Engineering Ltd.	24,560	102,810
Supreme Industries Ltd.	14,738	401,445
Supreme Petrochem Ltd.	6,600	58,258
Surya Roshni Ltd.	4,130	22,916
Suven Pharmaceuticals Ltd.	21,559	147,194
Suzlon Energy Ltd.(1)	537,185	67,639
Swaraj Engines Ltd.	1,157	20,783
Syngene International Ltd.(1)	10,184	73,523
Tamil Nadu Newsprint & Papers Ltd.	19,009	32,430
Tamilnadu Petroproducts Ltd.	28,469	36,282
Tanla Platforms Ltd.	51,746	1,085,034
TARC Ltd.(1)	31,587	15,958
Tata Chemicals Ltd.	53,419	600,151
Tata Communications Ltd.	18,712	295,303
Tata Consultancy Services Ltd.	91,746	4,346,166
Tata Consumer Products Ltd.	21,954	210,218
Tata Elxsi Ltd.	5,732	491,933

Avantis Emerging Markets Equity ETF
	Shares	Value
Tata Investment Corp. Ltd.	5,111	$90,565
Tata Metaliks Ltd.	1,928	19,107
Tata Motors Ltd., ADR(1)(2)	76,429	2,315,034
Tata Power Co. Ltd. (The)	199,341	594,438
Tata Steel Long Products Ltd.	5,417	51,227
Tata Steel Ltd.	99,758	1,633,410
Tata Teleservices Maharashtra Ltd.(1)	42,691	66,734
TCI Express Ltd.	2,703	63,686
TeamLease Services Ltd.(1)	1,850	101,168
Tech Mahindra Ltd.	137,782	2,594,132
Tejas Networks Ltd.(1)	8,477	46,210
Texmaco Rail & Engineering Ltd.	62,732	28,973
Thermax Ltd.	13,488	326,128
Thirumalai Chemicals Ltd.	35,721	100,362
Thomas Cook India Ltd.(1)	31,992	26,120
Thyrocare Technologies Ltd.	4,641	53,094
Tide Water Oil Co. India Ltd.	3,214	54,188
Time Technoplast Ltd.	64,863	59,255
Timken India Ltd.	4,184	113,017
Tinplate Co. of India Ltd. (The)	13,735	60,190
Titagarh Wagons Ltd.(1)	17,297	19,871
Titan Co. Ltd.	18,006	611,601
Torrent Pharmaceuticals Ltd.	11,245	411,557
Torrent Power Ltd.	4,198	26,578
Transport Corp. of India Ltd.	10,925	90,321
Trident Ltd.	506,689	342,858
Triveni Engineering & Industries Ltd.	46,872	155,619
Triveni Turbine Ltd.	15,947	37,477
TTK Prestige Ltd.	2,550	26,919
Tube Investments of India Ltd.	27,683	560,709
TV18 Broadcast Ltd.(1)	178,784	146,466
Uflex Ltd.	15,317	106,368
Ujjivan Financial Services Ltd.(1)	8,440	12,119
UltraTech Cement Ltd.	11,982	1,048,686
United Spirits Ltd.(1)	62,518	738,193
UPL Ltd.	29,182	259,354
Usha Martin Ltd.(1)	31,994	37,377
UTI Asset Management Co. Ltd.	2,689	29,928
V-Guard Industries Ltd.	12,375	32,247
VA Tech Wabag Ltd.(1)	9,570	38,211
Vaibhav Global Ltd.	7,950	43,541
Vakrangee Ltd.	175,114	73,168
Vardhman Textiles Ltd.	8,101	275,662
Varun Beverages Ltd.	16,527	207,921
Vedanta Ltd.	404,628	2,059,428
Venky's India Ltd.	1,814	48,504
Vidhi Specialty Food Ingredients Ltd.	7,127	32,996
Vinati Organics Ltd.	4,973	122,810
VIP Industries Ltd.(1)	19,877	170,461
Visaka Industries Ltd.	4,647	34,844
Vodafone Idea Ltd.(1)	1,680,095	231,820

Avantis Emerging Markets Equity ETF
	Shares	Value
Voltas Ltd.	10,398	$174,813
VRL Logistics Ltd.	14,585	89,178
VST Tillers Tractors Ltd.	1,038	36,046
Welspun Corp. Ltd.	60,515	115,525
Welspun India Ltd.	93,718	131,442
West Coast Paper Mills Ltd.	5,944	19,100
Westlife Development Ltd.(1)	4,792	29,543
Wipro Ltd., ADR	157,898	1,151,076
Wockhardt Ltd.(1)	6,617	29,912
Yes Bank Ltd.(1)	2,320,768	409,992
Zee Entertainment Enterprises Ltd.	351,925	1,078,040
Zen Technologies Ltd.	11,632	30,556
Zensar Technologies Ltd.	56,416	261,832
		161,880,492
Indonesia — 1.9%
Ace Hardware Indonesia Tbk PT	576,500	43,081
Adaro Energy Tbk PT	5,213,800	893,288
Adhi Karya Persero Tbk PT(1)	661,700	35,228
Adi Sarana Armada Tbk PT(1)	488,400	86,657
AKR Corporindo Tbk PT	3,182,000	168,321
Alam Sutera Realty Tbk PT(1)	992,200	10,536
Aneka Tambang Tbk	1,719,900	267,958
Astra Agro Lestari Tbk PT	138,500	109,911
Astra International Tbk PT	3,587,900	1,455,019
Bank BTPN Syariah Tbk PT	472,400	118,556
Bank Bukopin Tbk PT(1)	3,742,897	69,389
Bank Central Asia Tbk PT	3,528,500	1,992,070
Bank Mandiri Persero Tbk PT	2,238,400	1,210,171
Bank Negara Indonesia Persero Tbk PT	1,092,700	612,255
Bank Pan Indonesia Tbk PT(1)	657,800	36,792
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	540,100	52,467
Bank Pembangunan Daerah Jawa Timur Tbk PT	862,000	46,222
Bank Rakyat Indonesia Persero Tbk PT	4,641,218	1,484,076
Bank Raya Indonesia Tbk PT(1)	279,141	27,315
Bank Syariah Indonesia Tbk PT(1)	155,400	18,055
Bank Tabungan Negara Persero Tbk PT(1)	1,754,200	218,063
Barito Pacific Tbk PT	957,200	59,686
BFI Finance Indonesia Tbk PT	1,512,300	136,290
Buana Lintas Lautan Tbk PT(1)	2,600,500	20,730
Bukit Asam Tbk PT	972,800	213,710
Bumi Resources Tbk PT(1)	452,000	1,706
Bumi Serpong Damai Tbk PT(1)	1,171,500	75,266
Charoen Pokphand Indonesia Tbk PT	786,700	318,551
Ciputra Development Tbk PT	4,037,800	260,444
Delta Dunia Makmur Tbk PT(1)	1,566,100	44,445
Dharma Satya Nusantara Tbk PT	1,257,100	54,801
Erajaya Swasembada Tbk PT	1,940,700	75,580
Gajah Tunggal Tbk PT	531,100	23,825
Global Mediacom Tbk PT(1)	976,100	17,253
Hanson International Tbk PT(1)	1,531,500	5,330
Harum Energy Tbk PT	100,100	86,127

Avantis Emerging Markets Equity ETF
	Shares	Value
Indah Kiat Pulp & Paper Tbk PT	756,500	$427,511
Indika Energy Tbk PT(1)	513,100	80,031
Indo Tambangraya Megah Tbk PT	172,600	321,013
Indocement Tunggal Prakarsa Tbk PT	305,400	233,962
Indofood CBP Sukses Makmur Tbk PT	204,400	121,165
Indofood Sukses Makmur Tbk PT	783,600	338,929
Indomobil Sukses Internasional Tbk PT	19,800	1,094
Indosat Tbk PT	514,600	195,977
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	439,030	29,838
Integra Indocabinet Tbk PT	481,500	24,864
Jaccs Mitra Pinasthika Mustika Tbk PT	64,300	4,352
Japfa Comfeed Indonesia Tbk PT	1,505,900	165,404
Jasa Marga Persero Tbk PT(1)	244,200	57,649
Kalbe Farma Tbk PT	4,688,600	537,001
Link Net Tbk PT	281,200	85,650
Lippo Karawaci Tbk PT(1)	5,989,600	54,302
Matahari Department Store Tbk PT	845,100	269,572
Matahari Putra Prima Tbk PT(1)	1,186,000	22,160
Medco Energi Internasional Tbk PT(1)	2,035,220	85,923
Media Nusantara Citra Tbk PT	1,189,500	72,406
Merdeka Copper Gold Tbk PT(1)	1,348,400	365,113
Mitra Adiperkasa Tbk PT(1)	5,901,300	324,356
Mitra Keluarga Karyasehat Tbk PT	713,800	110,451
MNC Studios International Tbk PT	434,500	176,821
Pabrik Kertas Tjiwi Kimia Tbk PT	305,600	159,425
Pakuwon Jati Tbk PT(1)	3,204,800	103,180
Panin Financial Tbk PT(1)	2,927,800	34,457
Perusahaan Gas Negara Tbk PT(1)	2,404,600	243,124
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,204,100	119,386
PP Persero Tbk PT(1)	1,481,700	99,791
Puradelta Lestari Tbk PT	976,100	12,847
Ramayana Lestari Sentosa Tbk PT(1)	547,700	24,089
Salim Ivomas Pratama Tbk PT	183,800	6,372
Sarana Menara Nusantara Tbk PT	3,132,400	226,517
Semen Indonesia Persero Tbk PT	514,100	259,688
Sentul City Tbk PT(1)	1,197,800	4,483
Siloam International Hospitals Tbk PT	1,200	651
Smartfren Telecom Tbk PT(1)	35,606,500	197,096
Sri Rejeki Isman Tbk PT(1)	918,200	9,331
Summarecon Agung Tbk PT(1)	2,844,978	138,151
Surya Citra Media Tbk PT(1)	4,039,500	72,927
Surya Semesta Internusa Tbk PT(1)	440,500	10,410
Telkom Indonesia Persero Tbk PT, ADR	70,505	2,094,704
Timah Tbk PT(1)	1,047,800	116,623
Tower Bersama Infrastructure Tbk PT	1,471,800	302,675
Transcoal Pacific Tbk PT(1)	51,600	32,358
Tunas Baru Lampung Tbk PT	339,100	19,132
Unilever Indonesia Tbk PT	776,900	199,916
United Tractors Tbk PT	475,000	828,868
Waskita Beton Precast Tbk PT(1)	238,300	1,576
Waskita Karya Persero Tbk PT(1)	3,601,745	143,831

Avantis Emerging Markets Equity ETF
	Shares	Value
Wijaya Karya Persero Tbk PT(1)	470,100	$33,376
XL Axiata Tbk PT	1,130,000	225,764
		20,175,466
Malaysia — 1.8%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	7,514
Aeon Co. M Bhd	267,700	93,193
AEON Credit Service M Bhd	4,800	16,799
Alliance Bank Malaysia Bhd	362,900	297,045
AMMB Holdings Bhd(1)	645,900	518,008
Ann Joo Resources Bhd	103,300	46,953
Astro Malaysia Holdings Bhd	96,000	22,665
ATA IMS Bhd	11,300	1,127
Axiata Group Bhd	291,100	272,577
Bank Islam Malaysia Bhd	193,900	138,239
Berjaya Corp. Bhd(1)	1,458,268	81,996
Berjaya Land Bhd(1)	2,900	159
Berjaya Sports Toto Bhd	61,307	27,934
Bermaz Auto Bhd	148,900	63,452
Boustead Holdings Bhd(1)	247,500	36,056
Boustead Plantations Bhd	149,400	42,040
Bumi Armada Bhd(1)	1,292,000	147,610
Bursa Malaysia Bhd	167,400	251,773
Cahya Mata Sarawak Bhd	204,700	58,690
Capital A Bhd(1)	140,600	21,048
Careplus Group Bhd	53,000	8,855
Carlsberg Brewery Malaysia Bhd	16,900	81,305
Chin Hin Group Bhd	81,000	47,984
CIMB Group Holdings Bhd	691,365	941,773
CSC Steel Holdings Bhd	75,000	27,328
CTOS Digital Bhd	195,600	74,249
Cypark Resources Bhd(1)	115,100	23,332
D&O Green Technologies Bhd	80,000	90,370
Dagang NeXchange Bhd(1)	998,600	270,734
Datasonic Group Bhd	117,600	12,767
Dayang Enterprise Holdings Bhd	114,920	23,750
Dialog Group Bhd	392,200	264,231
DiGi.Com Bhd	308,000	297,760
DRB-Hicom Bhd	107,800	38,102
Dufu Technology Corp. Bhd	13,600	9,401
Duopharma Biotech Bhd	10,630	3,825
Eco World Development Group Bhd	442,200	111,002
Eco World International Bhd	194,300	19,508
Ekovest Bhd(1)	177,600	17,793
Formosa Prosonic Industries Bhd	28,500	25,152
Fraser & Neave Holdings Bhd	14,300	77,062
Frontken Corp. Bhd	143,050	99,385
Gamuda Bhd	460,600	316,279
Genting Bhd	383,600	425,203
Genting Malaysia Bhd	228,600	163,613
Genting Plantations Bhd	20,100	43,654
Globetronics Technology Bhd	102,800	34,476

Avantis Emerging Markets Equity ETF
	Shares	Value
HAP Seng Consolidated Bhd	44,100	$79,597
Hartalega Holdings Bhd	289,700	318,434
Hengyuan Refining Co. Bhd	57,800	59,149
Hextar Global Bhd	129,920	53,062
Hiap Teck Venture Bhd	691,900	80,272
Hibiscus Petroleum Bhd	922,100	266,228
Hong Leong Bank Bhd	38,100	182,402
Hong Leong Financial Group Bhd	33,100	152,501
Hup Seng Industries Bhd	9,000	1,844
IHH Healthcare Bhd	133,200	208,974
IJM Corp. Bhd	869,400	319,633
Inari Amertron Bhd	326,500	252,800
IOI Corp. Bhd	72,100	79,224
IOI Properties Group Bhd	130,000	31,892
JAKS Resources Bhd(1)	145,900	12,870
Jaya Tiasa Holdings Bhd(1)	193,500	50,330
KNM Group Bhd(1)	595,500	21,303
Kobay Technology Bhd	93,500	83,136
Kossan Rubber Industries Bhd	308,800	127,309
KPJ Healthcare Bhd	353,700	87,703
Kuala Lumpur Kepong Bhd	45,300	280,348
Kumpulan Perangsang Selangor Bhd	6,000	1,091
Leong Hup International Bhd	10,100	1,267
Lotte Chemical Titan Holding Bhd	138,500	71,964
Mah Sing Group Bhd	235,900	37,959
Malakoff Corp. Bhd	157,200	25,541
Malayan Banking Bhd	454,083	948,787
Malayan Flour Mills Bhd	212,300	31,873
Malaysia Airports Holdings Bhd(1)	178,300	261,688
Malaysia Building Society Bhd	684,792	94,757
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	10,900	1,008
Malaysian Bulk Carriers Bhd(1)	163,800	19,953
Malaysian Pacific Industries Bhd	11,000	94,700
Malaysian Resources Corp. Bhd	259,300	21,979
Matrix Concepts Holdings Bhd	77,400	44,378
Maxis Bhd	181,200	173,723
Media Prima Bhd(1)	407,400	54,496
Mega First Corp. Bhd	26,400	22,366
MISC Bhd	206,500	362,191
MNRB Holdings Bhd	10,700	2,866
Muda Holdings Bhd	27,400	16,958
My EG Services Bhd	756,914	173,704
Nestle Malaysia Bhd	5,400	172,565
OSK Holdings Bhd	26,800	5,686
Padini Holdings Bhd	3,200	2,575
Pantech Group Holdings Bhd	203,100	29,758
PESTECH International Bhd	186,625	30,565
Petronas Chemicals Group Bhd	296,400	675,317
Petronas Dagangan Bhd	34,300	176,223
Petronas Gas Bhd	86,200	357,851
Pos Malaysia Bhd(1)	5,700	822

Avantis Emerging Markets Equity ETF
	Shares	Value
Power Root Bhd	5,800	$1,826
PPB Group Bhd	33,900	144,885
Press Metal Aluminium Holdings Bhd	185,200	301,919
Public Bank Bhd	1,490,200	1,582,660
QL Resources Bhd	60,900	71,712
Ranhill Utilities Bhd(1)	298	36
RHB Bank Bhd	372,542	525,022
Rubberex Corp. M Bhd(1)	7,600	734
Sam Engineering & Equipment M Bhd	14,300	73,692
Sapura Energy Bhd(1)	1,001,500	9,577
Sarawak Oil Palms Bhd	15,500	23,055
SCGM Bhd	8,300	4,157
Scientex Bhd	194,100	204,959
SEG International Bhd	12,300	1,863
Sime Darby Bhd	684,400	370,629
Sime Darby Plantation Bhd	285,157	334,557
Sime Darby Property Bhd	213,900	31,356
SKP Resources Bhd	118,000	42,079
SP Setia Bhd Group(1)	409,900	124,952
Sunway Bhd	185,048	74,860
Sunway Construction Group Bhd	55,900	20,109
Supermax Corp. Bhd	577,122	144,495
Syarikat Takaful Malaysia Keluarga Bhd	79,874	70,859
Ta Ann Holdings Bhd	86,200	112,910
TASCO Bhd	91,000	22,988
TDM Bhd	278,600	19,246
Telekom Malaysia Bhd	204,800	246,822
Tenaga Nasional Bhd	405,600	886,637
Thong Guan Industries Bhd	57,500	33,004
TIME dotCom Bhd	172,800	175,159
Tiong NAM Logistics Holdings	95,600	15,825
Top Glove Corp. Bhd(2)	919,200	448,613
Tropicana Corp. Bhd(1)	20,482	5,174
TSH Resources Bhd	153,700	54,904
Uchi Technologies Bhd	42,900	31,640
UEM Sunrise Bhd(1)	89,200	6,940
UMW Holdings Bhd	36,100	26,442
Unisem M Bhd	172,200	121,778
United Plantations Bhd	7,400	26,829
UOA Development Bhd	1,700	711
UWC Bhd	24,800	24,005
Velesto Energy Bhd(1)	1,904,900	55,020
ViTrox Corp. Bhd	6,000	10,692
VS Industry Bhd(2)	949,200	261,321
Wah Seong Corp. Bhd(1)	136,000	24,304
Westports Holdings Bhd	182,000	169,632
Yinson Holdings Bhd	212,400	266,637
YTL Corp. Bhd	338,413	44,776
		19,609,395
Mexico — 2.3%
Alfa SAB de CV, Series A	410,105	303,559

Avantis Emerging Markets Equity ETF
	Shares	Value
Alpek SAB de CV	35,137	$45,206
Alsea SAB de CV(1)	333,390	730,232
America Movil SAB de CV, Class L ADR	177,531	3,216,862
Arca Continental SAB de CV	61,502	405,389
Banco del Bajio SA	254,537	618,912
Becle SAB de CV	12,000	30,034
Bolsa Mexicana de Valores SAB de CV	117,102	226,359
Cemex SAB de CV, ADR(1)	87,135	444,389
Coca-Cola Femsa SAB de CV	114,148	632,019
Consorcio ARA SAB de CV	38,214	7,482
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	29,649	565,999
Corp. Inmobiliaria Vesta SAB de CV	129,352	232,418
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	37,091
Fomento Economico Mexicano SAB de CV, ADR	13,280	1,067,712
GCC SAB de CV	52,284	347,156
Genomma Lab Internacional SAB de CV, Class B	297,220	270,939
Gentera SAB de CV(1)	456,862	343,968
Gruma SAB de CV, B Shares	71,961	974,483
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,212	128,584
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	5,361	784,207
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,695	366,018
Grupo Bimbo SAB de CV, Series A	178,338	552,055
Grupo Carso SAB de CV	50,605	153,340
Grupo Comercial Chedraui SA de CV	58,782	132,454
Grupo Financiero Banorte SAB de CV	376,736	2,556,640
Grupo Financiero Inbursa SAB de CV(1)	444,196	725,904
Grupo GICSA SAB de CV(1)	21,090	2,492
Grupo Industrial Saltillo SAB de CV	26,514	34,500
Grupo Mexico SAB de CV, Series B	449,027	2,293,697
Grupo Rotoplas SAB de CV(1)	4,698	5,946
Grupo Televisa SAB, ADR	115,644	1,233,921
Grupo Traxion SAB de CV(1)(2)	146,400	249,397
Hoteles City Express SAB de CV(1)	9,494	2,480
Industrias Bachoco SAB de CV	13,371	44,772
Industrias Penoles SAB de CV	26,822	336,948
Kimberly-Clark de Mexico SAB de CV, A Shares	188,935	264,109
La Comer SAB de CV(2)	170,365	313,596
Megacable Holdings SAB de CV	278,728	819,948
Nemak SAB de CV(1)	655,611	136,045
Orbia Advance Corp. SAB de CV	235,952	602,754
Promotora y Operadora de Infraestructura SAB de CV	45,369	356,621
Qualitas Controladora SAB de CV	83,605	458,009
Regional SAB de CV	108,663	645,314
Telesites SAB de CV(2)	128,052	142,801
Unifin Financiera SAB de CV(1)(2)	68,756	85,605
Wal-Mart de Mexico SAB de CV	351,303	1,337,905
		25,266,271
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR(1)	86,265	854,023
Credicorp Ltd.	5,960	901,450
Intercorp Financial Services, Inc.(2)	15,326	495,030

Avantis Emerging Markets Equity ETF
	Shares	Value
Southern Copper Corp.	6,595	$457,627
		2,708,130
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	321,180	375,095
Aboitiz Power Corp.	60,500	42,582
AC Energy Corp.	707,600	117,577
Alliance Global Group, Inc.	1,076,800	269,196
Ayala Corp.	35,620	590,623
Ayala Land, Inc.	589,200	449,169
Ayalaland Logistics Holdings Corp.(1)	28,000	2,747
Bank of the Philippine Islands	302,750	591,698
BDO Unibank, Inc.	274,440	695,476
Cebu Air, Inc.(1)	28,050	25,338
Century Pacific Food, Inc.	256,200	133,803
Converge Information and Communications Technology Solutions, Inc.(1)	99,800	50,710
Cosco Capital, Inc.	227,200	22,587
DITO CME Holdings Corp.(1)	425,200	48,826
DMCI Holdings, Inc.	1,424,000	235,812
East West Banking Corp.(1)	70,500	12,329
Filinvest Land, Inc.	617,000	13,240
Ginebra San Miguel, Inc.	7,600	16,475
Global Ferronickel Holdings, Inc.	757,000	38,635
Globe Telecom, Inc.	5,915	297,210
GT Capital Holdings, Inc.	24,930	282,325
International Container Terminal Services, Inc.	133,640	550,791
JG Summit Holdings, Inc.	270,854	319,920
Jollibee Foods Corp.	53,350	250,902
LT Group, Inc.	183,600	34,755
Manila Electric Co.	38,770	278,977
Manila Water Co., Inc.	277,300	108,324
Max's Group, Inc.(1)	15,000	1,885
Megaworld Corp.	3,128,800	196,585
Metro Pacific Investments Corp.	3,254,000	246,230
Metropolitan Bank & Trust Co.	549,320	612,874
Monde Nissin Corp.(1)	315,100	101,977
Nickel Asia Corp.	1,003,500	152,014
Petron Corp.(1)	169,700	11,382
Pilipinas Shell Petroleum Corp.(1)	7,000	2,461
PLDT, Inc., ADR(2)	10,534	370,691
Puregold Price Club, Inc.	289,500	198,896
Robinsons Land Corp.	614,900	231,506
Robinsons Retail Holdings, Inc.	128,010	154,180
Security Bank Corp.	157,650	359,833
Semirara Mining & Power Corp.	326,800	177,197
SM Investments Corp.	17,325	301,396
SM Prime Holdings, Inc.	481,000	375,416
Universal Robina Corp.	157,270	368,596
Vista Land & Lifescapes, Inc.	312,100	18,634
Wilcon Depot, Inc.	238,400	136,210
		9,873,085

Avantis Emerging Markets Equity ETF
	Shares	Value
Poland — 0.9%
Alior Bank SA(1)	39,649	$441,671
Allegro.eu SA(1)	11,504	85,735
AmRest Holdings SE(1)	9,743	53,449
Asseco Poland SA	5,620	99,030
Bank Handlowy w Warszawie SA	1,500	20,685
Bank Millennium SA(1)	214,323	357,424
Bank Polska Kasa Opieki SA	27,486	754,051
Budimex SA	1,528	83,119
CCC SA(1)	8,186	104,159
CD Projekt SA	16,575	658,353
Ciech SA	8,081	77,632
Cyfrowy Polsat SA	30,113	194,949
Dino Polska SA(1)	5,304	372,961
Enea SA(1)	37,000	77,174
Eurocash SA	19,678	44,519
Famur SA(1)	28,812	15,902
Grupa Azoty SA(1)	14,108	109,332
Grupa Lotos SA(1)	32,080	411,597
Jastrzebska Spolka Weglowa SA(1)	16,997	198,549
KGHM Polska Miedz SA	22,105	867,997
KRUK SA	6,528	407,598
LPP SA	241	495,650
Lubelski Wegiel Bogdanka SA(1)	857	7,448
mBank SA(1)	3,642	355,940
Mercator Medical SA(1)	490	7,826
Orange Polska SA(1)	197,201	366,479
PGE Polska Grupa Energetyczna SA(1)	62,845	121,909
PKP Cargo SA(1)	1,265	3,685
PlayWay SA	52	3,789
Polski Koncern Naftowy ORLEN SA	53,123	897,345
Polskie Gornictwo Naftowe i Gazownictwo SA	266,255	350,900
Powszechna Kasa Oszczednosci Bank Polski SA(1)	34,917	335,571
Powszechny Zaklad Ubezpieczen SA	78,689	590,376
Santander Bank Polska SA	5,402	404,640
Tauron Polska Energia SA(1)	200,237	117,616
TEN Square Games SA	488	24,973
Warsaw Stock Exchange	3,548	32,488
		9,552,521
Russia — 0.7%
Gazprom PJSC, ADR	882,993	2,335,981
Globaltrans Investment plc, GDR	112,592	210,513
LUKOIL PJSC, ADR	72,062	1,351,657
Magnit PJSC, GDR	48,513	76,997
Mechel PJSC, ADR(1)	11,342	17,864
MMC Norilsk Nickel PJSC, ADR	74,935	964,413
Mobile TeleSystems PJSC, ADR	58,032	223,423
Novatek PJSC, GDR	3,855	148,503
Novolipetsk Steel PJSC, GDR	40,590	311,197
PhosAgro PJSC, GDR	42,940	262,702
Ros Agro plc, GDR	2,060	9,089

Avantis Emerging Markets Equity ETF
	Shares	Value
Rosneft Oil Co. PJSC, GDR	192,337	$523,129
Severstal PAO, GDR	53,821	273,232
Tatneft PJSC, ADR	37,246	507,585
VTB Bank PJSC, GDR	719,821	511,073
X5 Retail Group NV, GDR	13,628	35,655
		7,763,013
South Africa — 4.3%
Absa Group Ltd.	118,757	1,365,310
Adcock Ingram Holdings Ltd.	1,014	3,415
Advtech Ltd.	35,578	36,944
AECI Ltd.	44,839	316,216
African Rainbow Minerals Ltd.	24,790	442,457
Afrimat Ltd.(2)	9,681	41,938
Alexander Forbes Group Holdings Ltd.	87,669	21,130
Anglo American Platinum Ltd.	2,948	459,688
AngloGold Ashanti Ltd., ADR	86,716	2,015,280
ArcelorMittal South Africa Ltd.(1)	60,938	34,786
Aspen Pharmacare Holdings Ltd.	84,109	1,101,780
Astral Foods Ltd.	15,534	164,887
AVI Ltd.	62,416	291,154
Barloworld Ltd.	83,925	669,721
Bid Corp. Ltd.	30,951	629,682
Bidvest Group Ltd. (The)	30,935	423,850
Brait plc(1)(2)	48,661	13,891
Capitec Bank Holdings Ltd.	6,010	811,426
Cashbuild Ltd.	1,658	29,875
City Lodge Hotels Ltd.(1)	91,493	31,633
Clicks Group Ltd.	24,774	480,853
Coronation Fund Managers Ltd.	64,473	192,678
DataTec Ltd.	24,289	57,797
Dis-Chem Pharmacies Ltd.	72,041	162,143
Discovery Ltd.(1)(2)	30,201	309,290
Distell Group Holdings Ltd.(1)	12,494	138,990
DRDGOLD Ltd.	84,738	79,059
Exxaro Resources Ltd.	42,639	549,990
Famous Brands Ltd.(1)	3,093	14,426
FirstRand Ltd.	404,703	1,742,512
Foschini Group Ltd. (The)	95,542	774,826
Gold Fields Ltd., ADR	140,804	1,974,072
Grindrod Shipping Holdings Ltd.(2)	6,254	156,566
Harmony Gold Mining Co. Ltd., ADR	248,631	1,056,682
Impala Platinum Holdings Ltd.	151,709	2,893,756
Imperial Logistics Ltd.	221	946
Investec Ltd.	70,996	399,670
JSE Ltd.	8,955	69,701
KAP Industrial Holdings Ltd.	912,261	277,688
Kumba Iron Ore Ltd.	6,546	258,755
Life Healthcare Group Holdings Ltd.	230,703	335,928
MAS plc(2)	71,323	88,934
Massmart Holdings Ltd.(1)	20,403	70,210
Metair Investments Ltd.	29,782	54,196

Avantis Emerging Markets Equity ETF
	Shares	Value
MiX Telematics Ltd., ADR(2)	5,715	$67,151
Momentum Metropolitan Holdings	337,223	409,234
Motus Holdings Ltd.	82,953	592,767
Mr Price Group Ltd.	41,938	572,013
MTN Group Ltd.(1)	238,376	2,975,539
MultiChoice Group	70,235	576,257
Murray & Roberts Holdings Ltd.(1)	20,297	16,657
Nampak Ltd.(1)	136,616	33,754
Naspers Ltd., N Shares	6,523	821,445
Nedbank Group Ltd.	92,194	1,312,640
NEPI Rockcastle plc	87,483	559,114
Netcare Ltd.	285,417	272,090
Ninety One Ltd.	27,643	90,180
Northam Platinum Holdings Ltd.(1)	36,240	582,218
Oceana Group Ltd.(2)	6,312	22,151
Old Mutual Ltd.	1,494,139	1,226,710
Omnia Holdings Ltd.	88,777	367,274
Pick n Pay Stores Ltd.	102,074	305,839
PPC Ltd.(1)	754,515	200,064
Rand Merchant Investment Holdings Ltd.	137,211	430,086
Raubex Group Ltd.	14,747	38,475
Reinet Investments SCA	43,697	899,921
Remgro Ltd.	100,541	914,258
Reunert Ltd.	43,189	132,123
RFG Holdings Ltd.	19,543	16,101
RMB Holdings Ltd.	124,786	13,563
Royal Bafokeng Platinum Ltd.	69,550	824,461
Sanlam Ltd.	154,428	650,780
Santam Ltd.	4,288	76,469
Sappi Ltd.(1)	246,610	818,216
Sasol Ltd., ADR(1)(2)	86,716	1,991,866
Shoprite Holdings Ltd.	83,315	1,242,749
Sibanye Stillwater Ltd., ADR(2)	92,829	1,774,890
SPAR Group Ltd. (The)	47,587	507,685
Standard Bank Group Ltd.	154,334	1,635,319
Steinhoff International Holdings NV(1)	220,493	52,206
Super Group Ltd.	100,203	204,582
Telkom SA SOC Ltd.(1)	166,711	447,693
Thungela Resources Ltd.(1)	17,244	153,386
Tiger Brands Ltd.	30,730	326,109
Transaction Capital Ltd.	16,857	48,530
Truworths International Ltd.(2)	99,166	377,182
Tsogo Sun Gaming Ltd.(1)	11,283	8,535
Vodacom Group Ltd.	69,508	668,672
Wilson Bayly Holmes-Ovcon Ltd.	9,429	51,163
Woolworths Holdings Ltd.	119,224	392,568
Zeder Investments Ltd.	120,266	27,915
		46,773,331
South Korea — 14.0%
Able C&C Co. Ltd.(1)	1,868	10,581
Advanced Process Systems Corp.(1)	4,807	90,335

Avantis Emerging Markets Equity ETF
	Shares	Value
Aekyung Industrial Co. Ltd.	929	$14,786
AfreecaTV Co. Ltd.	1,874	219,011
Agabang&Company(1)	4,461	15,113
Ahnlab, Inc.	882	47,986
Alteogen, Inc.(1)	960	43,239
Amicogen, Inc.(1)	2,420	51,919
Amorepacific Corp.	2,239	345,614
AMOREPACIFIC Group	2,291	93,602
Ananti, Inc.(1)	32,359	252,960
AptaBio Therapeutics, Inc.(1)	1,128	23,167
APTC Co. Ltd.	1,177	18,920
Asiana Airlines, Inc.(1)	18,951	306,224
BGF Co. Ltd.	3,327	14,029
BGF retail Co. Ltd.	2,146	304,016
BH Co. Ltd.	2,474	40,196
Binggrae Co. Ltd.(1)	1,068	47,668
Bioneer Corp.(1)	7,543	243,278
BNC Korea Co. Ltd.(1)	2,697	35,485
BNK Financial Group, Inc.	128,543	846,205
Boditech Med, Inc.	3,086	39,202
Boryung Pharmaceutical Co. Ltd.	4,172	43,537
Bukwang Pharmaceutical Co. Ltd.(1)	2,678	27,882
Byucksan Corp.	12,984	33,856
Cellid Co. Ltd.(1)	479	13,225
Celltrion Healthcare Co. Ltd.	3,341	177,700
Celltrion Pharm, Inc.(1)	1,561	114,855
Celltrion, Inc.	4,627	617,611
Chabiotech Co. Ltd.(1)	4,414	63,988
Cheil Worldwide, Inc.	13,859	260,576
Chong Kun Dang Pharmaceutical Corp.(1)	1,087	87,341
Chongkundang Holdings Corp.(1)	275	15,725
Chunbo Co. Ltd.	124	29,626
CJ CGV Co. Ltd.(1)	2,450	53,321
CJ CheilJedang Corp.	2,210	700,029
CJ Corp.	3,510	247,264
CJ ENM Co. Ltd.	4,005	437,039
CJ Logistics Corp.(1)	2,872	297,774
CMG Pharmaceutical Co. Ltd.(1)	455	1,231
Com2uSCorp	622	57,898
Cosmax, Inc.(1)	1,667	120,137
CosmoAM&T Co. Ltd.(1)	2,136	69,726
Coway Co. Ltd.	14,543	873,435
COWELL FASHION Co. Ltd.	6,235	41,122
Creative & Innovative System(1)	3,165	36,701
CrystalGenomics, Inc.(1)	11,842	56,350
CS Wind Corp.	1,378	69,239
Cuckoo Holdings Co. Ltd.(1)	1,180	17,519
Cuckoo Homesys Co. Ltd.(1)	3,407	110,009
Dae Han Flour Mills Co. Ltd.(1)	230	32,031
Daea TI Co. Ltd.(1)	5,395	21,349
Daeduck Electronics Co. Ltd.	8,222	172,386

Avantis Emerging Markets Equity ETF
	Shares	Value
Daesang Corp.(1)	7,824	$145,715
Daewon Pharmaceutical Co. Ltd.	1,988	31,177
Daewoo Engineering & Construction Co. Ltd.(1)	81,524	428,807
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	2,305	51,444
Daewoong Co. Ltd.(1)	2,717	68,527
Daewoong Pharmaceutical Co. Ltd.(1)	698	97,168
Daishin Securities Co. Ltd.	18,794	266,856
Daou Data Corp.	10,233	118,388
Daou Technology, Inc.	12,597	226,944
Dawonsys Co. Ltd.	5,471	132,104
DB Financial Investment Co. Ltd.(1)	13,706	71,545
DB HiTek Co. Ltd.	14,989	878,587
DB Insurance Co. Ltd.	21,704	1,117,389
Dentium Co. Ltd.(1)	3,057	155,086
Devsisters Co. Ltd.	357	17,150
DGB Financial Group, Inc.	83,731	662,767
DIO Corp.(1)	879	24,226
DL E&C Co. Ltd.	1,588	171,195
DL Holdings Co. Ltd.	2,915	147,592
Dong-A Socio Holdings Co. Ltd.	783	67,705
Dong-A ST Co. Ltd.	975	55,477
Dongjin Semichem Co. Ltd.(1)	14,162	423,661
DongKook Pharmaceutical Co. Ltd.	1,681	29,687
Dongkuk Steel Mill Co. Ltd.	25,682	356,885
Dongsuh Cos., Inc.	2,441	55,912
Dongwha Enterprise Co. Ltd.(1)	633	38,011
Dongwha Pharm Co. Ltd.	4,407	46,576
Dongwon Development Co. Ltd.	10,306	41,911
Dongwon F&B Co. Ltd.	482	69,632
Dongwon Industries Co. Ltd.	505	88,471
Dongwon Systems Corp.	602	26,847
Doosan Bobcat, Inc.	1,290	41,402
Doosan Co. Ltd.(1)	327	31,292
Doosan Fuel Cell Co. Ltd.(1)	1,092	35,757
Doosan Heavy Industries & Construction Co. Ltd.(1)	30,196	529,445
DoubleUGames Co. Ltd.	216	8,976
Douzone Bizon Co. Ltd.	2,938	118,978
Dreamtech Co. Ltd.	12,162	115,211
Duk San Neolux Co. Ltd.(1)	1,519	49,558
E-MART, Inc.	4,919	536,438
Easy Bio, Inc.(1)	465	1,886
Easy Holdings Co. Ltd.(1)	1	3
Echo Marketing, Inc.	2,946	43,408
Ecopro BM Co. Ltd.	958	303,161
Ecopro Co. Ltd.	1,228	90,251
Ecopro HN Co. Ltd.	984	43,383
ENF Technology Co. Ltd.	2,415	58,335
Eo Technics Co. Ltd.(1)	421	35,226
Eoflow Co. Ltd.(1)	1,370	23,626
Eugene Corp.(1)	22,122	86,092
Eugene Investment & Securities Co. Ltd.(1)	25,011	70,544

Avantis Emerging Markets Equity ETF
	Shares	Value
Eugene Technology Co. Ltd.	2,922	$106,688
F&F Co. Ltd. / New(1)	961	718,288
Fila Holdings Corp.	10,794	318,970
Fine Semitech Corp.	1,327	23,079
Foosung Co. Ltd.	7,703	137,527
GC Cell Corp.(1)	1,288	73,171
GemVax & Kael Co. Ltd.(1)	3,771	47,999
Genexine, Inc.(1)	429	16,723
GOLFZON Co. Ltd.(1)	1,385	176,146
Grand Korea Leisure Co. Ltd.(1)	2,113	25,898
Green Cross Corp.	247	37,583
Green Cross Holdings Corp.	2,440	45,512
GS Engineering & Construction Corp.	26,385	948,253
GS Holdings Corp.	18,102	605,314
GS Retail Co. Ltd.	15,249	339,099
HAESUNG DS Co. Ltd.(1)	1,775	79,506
Halla Holdings Corp.	2,055	69,668
Hana Financial Group, Inc.	78,719	3,198,182
Hana Materials, Inc.	1,084	47,270
Hanall Biopharma Co. Ltd.(1)	1,378	21,623
Handok, Inc.	398	6,854
Handsome Co. Ltd.	5,864	175,847
Hanjin Kal Corp.(1)	674	29,683
Hanjin Transportation Co. Ltd.(1)	2,078	49,560
Hankook Shell Oil Co. Ltd.	114	24,113
Hankook Tire & Technology Co. Ltd.	21,942	646,482
Hanmi Pharm Co. Ltd.(1)	269	59,583
Hanmi Semiconductor Co. Ltd.	3,795	106,983
Hanon Systems	28,087	272,001
Hansae Co. Ltd.	9,679	183,685
Hansol Chemical Co. Ltd.	1,235	222,931
Hansol Paper Co. Ltd.	4,250	43,791
Hansol Technics Co. Ltd.(1)	26,009	138,249
Hanssem Co. Ltd.	996	60,921
Hanwha Aerospace Co. Ltd.	11,270	492,113
Hanwha Corp.	31,349	799,693
Hanwha Corp., Preference Shares	1,663	21,270
Hanwha General Insurance Co. Ltd.(1)	2,720	9,709
Hanwha Investment & Securities Co. Ltd.(1)	49,648	201,117
Hanwha Life Insurance Co. Ltd.(1)	111,429	275,180
Hanwha Solutions Corp.(1)	17,797	505,960
Hanwha Systems Co. Ltd.	15,137	200,014
Harim Holdings Co. Ltd.	15,478	135,082
HDC Holdings Co. Ltd.(1)	3,073	19,665
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	16,660	224,212
Helixmith Co. Ltd.(1)	1,612	27,201
HFR, Inc.(1)	837	21,097
Hite Jinro Co. Ltd.(1)	9,628	286,493
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	96,289
HLB Life Science Co. Ltd.(1)	4,545	40,507

Avantis Emerging Markets Equity ETF
	Shares	Value
HLB, Inc.(1)	4,391	$115,050
HMM Co. Ltd.(1)	65,455	1,585,534
Hotel Shilla Co. Ltd.	4,543	307,047
HS Industries Co. Ltd.(1)	11,046	49,068
Huchems Fine Chemical Corp.	3,534	65,751
Hugel, Inc.(1)	678	83,603
Humax Co. Ltd.(1)	14,003	49,138
Humedix Co. Ltd.	981	18,218
Huons Co. Ltd.	1,038	40,429
Huons Global Co. Ltd.	1,022	25,898
Hwaseung Enterprise Co. Ltd.(1)	1,558	21,237
HYBE Co. Ltd.(1)	763	185,398
Hyosung Advanced Materials Corp.	1,021	400,527
Hyosung Chemical Corp.(1)	1,063	246,982
Hyosung Corp.	740	52,811
Hyosung Heavy Industries Corp.(1)	1,843	86,453
Hyosung TNC Corp.	982	399,318
Hyundai Autoever Corp.	926	83,956
Hyundai Construction Equipment Co. Ltd.	4,697	132,239
Hyundai Corp.	3,168	43,851
Hyundai Department Store Co. Ltd.	1,695	110,430
Hyundai Doosan Infracore Co. Ltd.(1)	34,040	192,806
Hyundai Electric & Energy System Co. Ltd.(1)	9,498	162,937
Hyundai Elevator Co. Ltd.(1)	9,493	300,388
Hyundai Engineering & Construction Co. Ltd.	17,112	623,428
Hyundai Futurenet Co., Ltd.	6,288	20,497
Hyundai Glovis Co. Ltd.	3,202	472,344
Hyundai Greenfood Co. Ltd.	7,915	55,621
Hyundai Heavy Industries Holdings Co. Ltd.	9,360	403,036
Hyundai Home Shopping Network Corp.	1,866	90,732
Hyundai Livart Furniture Co. Ltd.	618	7,205
Hyundai Marine & Fire Insurance Co. Ltd.	28,619	687,402
Hyundai Mipo Dockyard Co. Ltd.(1)	2,737	183,848
Hyundai Mobis Co. Ltd.	5,699	1,070,078
Hyundai Motor Co.	14,490	2,132,156
Hyundai Rotem Co. Ltd.(1)	4,106	68,429
Hyundai Steel Co.	27,267	909,378
Hyundai Wia Corp.	6,286	323,111
i-SENS, Inc.	1,013	23,500
ICD Co. Ltd.	6,931	58,218
Il Dong Pharmaceutical Co. Ltd.(1)	137	6,693
Iljin Materials Co. Ltd.	1,375	105,252
Ilyang Pharmaceutical Co. Ltd.	614	12,927
iMarketKorea, Inc.	7,862	65,590
InBody Co. Ltd.	424	8,759
Industrial Bank of Korea	91,487	821,878
Innocean Worldwide, Inc.	3,380	140,950
Innox Advanced Materials Co. Ltd.	2,835	100,121
Insun ENT Co. Ltd.(1)	9,908	86,508
Interflex Co. Ltd.(1)	344	5,783
Interpark Corp.	10,327	51,278

Avantis Emerging Markets Equity ETF
	Shares	Value
INTOPS Co. Ltd.	2,082	$57,487
iNtRON Biotechnology, Inc.(1)	1,941	29,864
IS Dongseo Co. Ltd.(1)	1,249	55,236
JB Financial Group Co. Ltd.	54,944	376,335
Jeju Air Co. Ltd.(1)	1,487	26,779
Jin Air Co. Ltd.(1)	2,411	33,890
Jusung Engineering Co. Ltd.	5,248	114,772
JW Holdings Corp.	1	3
JYP Entertainment Corp.(1)	4,333	182,093
Kakao Corp.	16,245	1,286,552
KakaoBank Corp.(1)	5,416	218,663
Kangwon Land, Inc.(1)	11,973	266,303
KB Financial Group, Inc., ADR(2)	71,309	3,508,403
KC Co. Ltd.	3,521	57,302
KC Tech Co. Ltd.	5,090	88,817
KCC Corp.	638	178,634
KCC Glass Corp.	4,355	211,563
KEPCO Engineering & Construction Co., Inc.(1)	1,249	93,739
KEPCO Plant Service & Engineering Co. Ltd.(1)	4,371	135,879
KG Dongbu Steel Co. Ltd.	1,377	12,102
Kginicis Co. Ltd.	9,154	133,636
KH Vatec Co. Ltd.	9,846	181,205
Kia Corp.	46,289	2,869,701
KISCO Corp.	11,949	84,216
KISWIRE Ltd.(1)	1,961	34,759
KIWOOM Securities Co. Ltd.(1)	6,929	588,376
KMW Co. Ltd.(1)	4,954	129,190
Koentec Co. Ltd.	3,932	25,448
Koh Young Technology, Inc.	4,065	65,013
Kolmar BNH Co. Ltd.(1)	1,408	42,049
Kolmar Korea Co. Ltd.(1)	1,209	46,663
Kolmar Korea Holdings Co. Ltd.(1)	1,580	27,282
Kolon Corp.	1,460	35,716
Kolon Industries, Inc.	7,471	368,513
KoMiCo Ltd.	460	20,867
KONA I Co. Ltd.(1)	684	15,373
Korea Aerospace Industries Ltd.(1)	21,326	663,492
Korea District Heating Corp.	758	22,535
Korea Electric Power Corp., ADR(1)	39,529	383,431
Korea Electric Terminal Co. Ltd.	2,213	107,825
Korea Gas Corp.	4,476	153,878
Korea Investment Holdings Co. Ltd.(1)	15,256	1,013,535
Korea Line Corp.(1)	75,823	176,606
Korea Petrochemical Ind Co. Ltd.(1)	1,158	165,641
Korea Real Estate Investment & Trust Co. Ltd.	45,582	83,454
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,153	159,615
Korea United Pharm, Inc.(1)	1,469	56,384
Korea Zinc Co. Ltd.	1,336	612,744
Korean Air Lines Co. Ltd.(1)	33,160	816,961
Korean Reinsurance Co.	19,006	153,466
Krafton, Inc.(1)	784	194,498

Avantis Emerging Markets Equity ETF
	Shares	Value
KT Skylife Co. Ltd.	12,012	$85,297
KTB Investment & Securities Co. Ltd.(1)	28,641	121,632
Kumho Petrochemical Co. Ltd.(1)	6,937	935,875
Kumho Tire Co., Inc.(1)	23,830	79,042
KUMHOE & C Co. Ltd.(1)	253	2,279
Kwang Dong Pharmaceutical Co. Ltd.	1,298	7,911
Kyung Dong Navien Co. Ltd.	926	34,391
L&C Bio Co. Ltd.	717	19,044
L&F Co. Ltd.(1)	822	135,248
LB Semicon, Inc.(1)	2,163	20,299
LEENO Industrial, Inc.	1,799	271,686
LegoChem Biosciences, Inc.(1)	1,052	38,811
LF Corp.	7,819	116,540
LG Chem Ltd.	4,357	2,067,589
LG Corp.	7,392	464,589
LG Display Co. Ltd., ADR(1)(2)	112,934	885,403
LG Electronics, Inc.	22,088	2,305,907
LG Energy Solution(1)	1,103	377,956
LG HelloVision Co. Ltd.	6,071	25,342
LG Household & Health Care Ltd.	500	396,722
LG Innotek Co. Ltd.	5,391	1,488,200
LG Uplus Corp.	62,996	691,970
LIG Nex1 Co. Ltd.	4,268	243,557
Lock&Lock Co. Ltd.(1)	3,706	31,001
Lotte Chemical Corp.	2,424	446,743
Lotte Chilsung Beverage Co. Ltd.	1,374	188,922
Lotte Confectionery Co. Ltd.	486	46,843
Lotte Corp.	1,759	42,739
Lotte Data Communication Co.	842	25,864
LOTTE Fine Chemical Co. Ltd.	3,829	254,727
Lotte Food Co. Ltd.	61	15,956
LOTTE Himart Co. Ltd.	1,460	28,351
Lotte Rental Co. Ltd.	2,046	65,051
Lotte Shopping Co. Ltd.	3,855	275,450
LS Corp.	5,518	225,196
LS Electric Co. Ltd.	5,011	180,651
Lutronic Corp.(1)	9,910	177,563
LVMC Holdings(1)	7,813	20,707
LX Hausys Ltd.	3,317	152,921
LX Holdings Corp.(1)	4,548	37,194
LX INTERNATIONAL Corp.	12,326	306,303
LX Semicon Co. Ltd.	4,459	428,300
Maeil Dairies Co. Ltd.	1,369	77,792
Mando Corp.	9,907	378,770
Mcnex Co. Ltd.	7,407	284,822
Medytox, Inc.(1)	387	39,450
MegaStudyEdu Co. Ltd.(1)	4,106	285,169
Meritz Financial Group, Inc.	17,292	531,715
Meritz Fire & Marine Insurance Co. Ltd.	21,883	752,054
Meritz Securities Co. Ltd.	130,161	637,394
Mirae Asset Life Insurance Co. Ltd.	22,028	75,145

Avantis Emerging Markets Equity ETF
	Shares	Value
Mirae Asset Securities Co. Ltd.	96,318	$710,768
Miwon Commercial Co. Ltd.	112	17,661
Myoung Shin Industrial Co. Ltd.(1)	1,603	31,984
Namhae Chemical Corp.(1)	4,357	35,232
Namsun Aluminum Co. Ltd.(1)	7,959	15,653
Naturecell Co. Ltd.(1)	2,504	34,412
NAVER Corp.	7,204	1,919,558
NCSoft Corp.	1,273	471,576
Neowiz(1)	2,115	43,781
NEPES Corp.(1)	1,608	38,534
Neptune Co.(1)	1,000	16,607
Netmarble Corp.	1,301	111,792
Nexen Tire Corp.(1)	10,720	56,434
Next Science Co. Ltd.(1)	3,172	45,644
NEXTIN, Inc.(1)	481	22,417
NH Investment & Securities Co. Ltd.(1)	59,119	572,090
NHN Corp.(1)	3,656	109,169
NHN KCP Corp.(1)	4,752	93,473
NICE Holdings Co. Ltd.	8,854	123,377
NICE Information Service Co. Ltd.(1)	4,206	65,291
NKMax Co. Ltd.(1)	990	12,993
NongShim Co. Ltd.	446	114,193
NS Shopping Co. Ltd.	927	10,794
OCI Co. Ltd.(1)	1,237	109,424
OliX Pharmaceuticals, Inc.(1)	461	10,710
OptoElectronics Solutions Co. Ltd.	901	20,652
Orion Corp./Republic of Korea	1,704	130,397
Orion Holdings Corp.	4,046	47,697
Oscotec, Inc.(1)	813	20,388
Osstem Implant Co. Ltd.	3,438	285,625
Ottogi Corp.	132	47,626
Pan Ocean Co. Ltd.	71,332	393,638
Paradise Co. Ltd.(1)	5,321	74,224
Park Systems Corp.	330	32,947
Partron Co. Ltd.	10,703	103,053
Pearl Abyss Corp.(1)	3,308	265,312
PharmaResearch Co. Ltd.	879	64,444
PI Advanced Materials Co. Ltd.(1)	2,947	107,542
Poongsan Corp.	2,881	76,732
POSCO, ADR	42,539	2,523,413
POSCO Chemical Co. Ltd.	1,219	116,767
Posco ICT Co. Ltd.	1,823	8,778
Posco International Corp.	14,979	259,905
PSK, Inc.	681	27,171
Pulmuone Co. Ltd.	3,081	41,939
Rsupport Co. Ltd.(1)	2,340	11,890
S&S Tech Corp.	1,373	32,242
S-1 Corp.	1,478	86,039
S-Oil Corp.	12,140	864,603
Samjin Pharmaceutical Co. Ltd.	1,819	38,391
Samsung Biologics Co. Ltd.(1)	810	526,948

Avantis Emerging Markets Equity ETF
	Shares	Value
Samsung C&T Corp.	6,187	$571,404
Samsung Card Co. Ltd.	2,438	65,477
Samsung Electro-Mechanics Co. Ltd.	10,775	1,506,433
Samsung Electronics Co. Ltd., GDR	20,059	30,092,092
Samsung Engineering Co. Ltd.(1)	53,911	1,053,155
Samsung Fire & Marine Insurance Co. Ltd.	9,836	1,564,126
Samsung Heavy Industries Co. Ltd.(1)	34,484	168,102
Samsung Life Insurance Co. Ltd.	9,113	455,646
Samsung Pharmaceutical Co. Ltd.(1)	3,889	13,929
Samsung SDI Co. Ltd.	4,079	1,879,767
Samsung SDS Co. Ltd.	3,530	414,415
Samsung Securities Co. Ltd.	25,574	906,389
Samwha Capacitor Co. Ltd.	1,445	68,403
Samyang Corp.	1,245	53,800
Samyang Foods Co. Ltd.	1,666	121,884
Samyang Holdings Corp.	1,512	105,303
Sangsangin Co. Ltd.	21,966	171,420
SD Biosensor, Inc.	11,133	507,571
Seah Besteel Corp.	5,807	86,091
SeAH Steel Corp.	598	49,835
SeAH Steel Holdings Corp.	810	86,015
Sebang Global Battery Co. Ltd.	1,069	57,093
Seegene, Inc.	10,899	467,131
Sejong Telecom, Inc.(1)	5,123	2,162
Seobu T&D	4,115	30,782
Seojin System Co. Ltd.(1)	1,166	33,228
Seoul Semiconductor Co. Ltd.(1)	5,718	64,017
SFA Engineering Corp.	2,392	75,468
SFA Semicon Co. Ltd.(1)	13,190	72,387
Shin Poong Pharmaceutical Co. Ltd.(1)	907	26,491
Shinhan Financial Group Co. Ltd., ADR	65,206	2,113,979
Shinsegae International, Inc.	274	34,904
Shinsegae, Inc.	2,886	633,441
Shinsung E&G Co. Ltd.(1)	13,081	18,839
Shinyoung Securities Co. Ltd.	714	37,534
SillaJen, Inc.(1)	626	1,666
SIMMTECH Co. Ltd.	10,051	451,221
SK Biopharmaceuticals Co. Ltd.(1)	491	34,851
SK Bioscience Co. Ltd.(1)	1,367	167,401
SK Chemicals Co. Ltd.	1,728	181,523
SK D&D Co. Ltd.	2,714	67,736
SK Discovery Co. Ltd.	5,267	178,434
SK Gas Ltd.	666	66,212
SK Hynix, Inc.	98,455	10,264,377
SK IE Technology Co. Ltd.(1)	676	70,208
SK Innovation Co. Ltd.(1)	7,408	1,250,589
SK Networks Co. Ltd.	59,817	220,706
SK Securities Co. Ltd.(1)	132,330	98,864
SK Telecom Co. Ltd., ADR	30,761	771,178
SK, Inc.	3,315	633,198
SKC Co. Ltd.	3,807	442,731

Avantis Emerging Markets Equity ETF
	Shares	Value
SL Corp.(1)	6,588	$131,327
SM Entertainment Co. Ltd.	2,899	181,274
SNT Dynamics Co. Ltd.	3,850	27,025
SNT Motiv Co. Ltd.	2,927	105,832
SOLUM Co. Ltd.(1)	1,869	35,632
Solus Advanced Materials Co. Ltd.	724	38,365
Songwon Industrial Co. Ltd.	5,948	101,547
Soulbrain Co. Ltd.	764	145,875
Soulbrain Holdings Co., Ltd.	1,229	29,588
SPC Samlip Co. Ltd.(1)	844	59,342
Ssangyong Motor Co.(1)	2,905	6,693
ST Pharm Co. Ltd.	618	51,534
STIC Investments, Inc.	2,476	21,182
Studio Dragon Corp.(1)	1,076	76,986
Suheung Co. Ltd.	124	4,000
Sungwoo Hitech Co. Ltd.	2,998	12,150
Taekwang Industrial Co. Ltd.(1)	59	49,993
Taewoong Co. Ltd.(1)	329	3,420
Taeyoung Engineering & Construction Co. Ltd.	8,091	66,805
Taihan Electric Wire Co. Ltd.(1)	26,822	36,032
TES Co. Ltd.	7,321	156,256
Tesna, Inc.	5,652	210,030
TK Corp.(1)	3,134	27,734
Tokai Carbon Korea Co. Ltd.	1,026	101,329
Tongyang Life Insurance Co. Ltd.	24,322	124,884
Tongyang, Inc.(1)	2,830	3,328
Toptec Co. Ltd.(1)	329	2,241
TY Holdings Co. Ltd.(1)	1,589	36,229
Unid Co. Ltd.	2,924	213,237
UniTest, Inc.(1)	1,762	38,929
Value Added Technology Co. Ltd.(1)	3,454	105,871
Vaxcell-Bio Therapeutics Co. Ltd.(1)	333	9,598
Vidente Co. Ltd.(1)	2,779	38,276
Vieworks Co. Ltd.	968	31,160
Webzen, Inc.(1)	3,108	60,483
Wemade Co. Ltd.	1,126	104,519
Whanin Pharmaceutical Co. Ltd.	148	2,078
Winix, Inc.	3,028	46,628
WiSoL Co. Ltd.	6,266	56,265
Wonik Holdings Co. Ltd.(1)	5,541	21,105
WONIK IPS Co. Ltd.	7,578	228,799
Wonik Materials Co. Ltd.	745	21,921
Wonik QnC Corp.(1)	1,273	27,403
Woongjin Thinkbig Co. Ltd.	11,642	27,857
Woori Financial Group, Inc.	176,777	2,114,535
Woori Investment Bank Co. Ltd.	116,113	84,231
Woori Technology Investment Co. Ltd.(1)	35,476	254,081
Y G-1 Co. Ltd.	6	49
YG Entertainment, Inc.	1,052	58,201
Youlchon Chemical Co. Ltd.	1,157	23,115
Young Poong Corp.(1)	44	24,051

Avantis Emerging Markets Equity ETF
	Shares	Value
Youngone Corp.(1)	8,401	$298,772
Youngone Holdings Co. Ltd.(1)	2,100	81,473
Yuanta Securities Korea Co. Ltd.(1)	39,133	116,305
Yuhan Corp.	5,667	275,349
Yungjin Pharmaceutical Co. Ltd.(1)	6,008	24,364
Zinus, Inc.(1)	945	59,323
		151,047,727
Taiwan — 18.9%
Aaeon Technology, Inc.	1,000	2,463
Abico Avy Co. Ltd.	38,060	34,645
Ability Enterprise Co. Ltd.(1)	102,000	102,687
AcBel Polytech, Inc.(2)	95,000	114,629
Accton Technology Corp.	65,000	589,457
Acer, Inc.(2)	788,000	817,809
ACES Electronic Co. Ltd.	39,720	73,898
Acter Group Corp. Ltd.	30,207	238,484
ADATA Technology Co. Ltd.(2)	66,000	222,061
Advanced Ceramic X Corp.	5,000	48,478
Advanced International Multitech Co. Ltd.	42,000	127,997
Advanced Optoelectronic Technology, Inc.(1)	23,000	20,584
Advanced Power Electronics Corp.(2)	25,000	91,909
Advantech Co. Ltd.(2)	65,199	858,574
AGV Products Corp.(1)	183,000	71,178
Airtac International Group	4,185	139,202
Alchip Technologies Ltd.	11,000	429,743
Alexander Marine Co. Ltd.	13,000	64,363
Allied Circuit Co. Ltd.(2)	10,000	68,296
Alltek Technology Corp.	55,120	67,326
Alltop Technology Co. Ltd.	18,252	120,712
Alpha Networks, Inc.	35,772	39,512
Altek Corp.	31,000	48,743
Ampire Co. Ltd.	33,000	30,793
AMPOC Far-East Co. Ltd.	22,000	31,705
AmTRAN Technology Co. Ltd.	138,973	80,468
Anji Technology Co. Ltd.	20,000	34,912
Anpec Electronics Corp.(2)	26,000	211,284
Apacer Technology, Inc.	25,000	44,703
APAQ Technology Co. Ltd.	12,000	24,169
Apex International Co. Ltd.(2)	79,000	284,745
Arcadyan Technology Corp.	43,061	178,360
Ardentec Corp.	192,000	351,880
Argosy Research, Inc.	28,545	110,853
ASE Technology Holding Co. Ltd., ADR	251,155	1,815,851
Asia Cement Corp.	394,000	636,805
Asia Optical Co., Inc.(1)	2,000	5,865
Asia Pacific Telecom Co. Ltd.(1)	7,209	2,060
Asia Polymer Corp.(2)	110,007	145,749
Asia Vital Components Co. Ltd.	117,000	467,798
ASIX Electronics Corp.	11,000	82,304
ASMedia Technology, Inc.	1,000	61,908
ASolid Technology Co. Ltd.	13,000	65,569

Avantis Emerging Markets Equity ETF
	Shares	Value
ASPEED Technology, Inc.(2)	4,000	$393,140
ASROCK, Inc.	12,000	98,119
Asustek Computer, Inc.	94,000	1,254,005
Aten International Co. Ltd.	9,000	26,027
AU Optronics Corp.(2)	1,712,200	1,281,884
Audix Corp.(1)	19,000	39,188
AURAS Technology Co. Ltd.	25,000	231,764
Aurora Corp.	1,000	3,282
AVer Information, Inc.	14,000	26,794
Avermedia Technologies(1)	24,000	23,580
Azurewave Technologies, Inc.(1)	23,000	19,125
Bank of Kaohsiung Co. Ltd.	32,290	15,589
Baolong International Co. Ltd.	34,000	23,371
Basso Industry Corp.	26,000	38,522
BenQ Materials Corp.(2)	76,000	92,412
BES Engineering Corp.	276,000	87,346
Bin Chuan Enterprise Co. Ltd.	23,000	18,660
Bioteque Corp.	6,000	23,066
Bizlink Holding, Inc.	14,000	151,594
Brave C&H Supply Co. Ltd.	4,000	13,366
Brighton-Best International Taiwan, Inc.	134,000	191,806
Browave Corp.	15,000	21,045
C Sun Manufacturing Ltd.	39,783	69,677
Capital Futures Corp.	19,000	26,108
Capital Securities Corp.	715,000	404,585
Career Technology MFG. Co. Ltd.(1)	115,100	98,462
Caswell, Inc.	3,000	9,662
Catcher Technology Co. Ltd.	127,000	651,867
Cathay Financial Holding Co. Ltd.	1,216,000	2,734,341
Cayman Engley Industrial Co. Ltd.	7,000	19,782
Center Laboratories, Inc.	51,738	109,194
Central Reinsurance Co. Ltd.	73,000	75,473
Century Iron & Steel Industrial Co. Ltd.	50,000	195,526
Chailease Holding Co. Ltd.	66,460	603,158
Champion Building Materials Co. Ltd.(1)	91,000	36,264
Champion Microelectronic Corp.	19,000	53,810
Chang Hwa Commercial Bank Ltd.	872,935	554,213
Chang Wah Electromaterials, Inc.	113,000	153,938
Chang Wah Technology Co. Ltd.	7,000	25,357
Channel Well Technology Co. Ltd.	20,000	28,114
Charoen Pokphand Enterprise	41,000	124,063
Chen Full International Co. Ltd.	16,000	23,005
Chenbro Micom Co. Ltd.	10,000	29,014
Cheng Loong Corp.	221,000	272,733
Cheng Mei Materials Technology Corp.(1)(2)	264,000	125,970
Cheng Shin Rubber Industry Co. Ltd.	376,000	481,017
Cheng Uei Precision Industry Co. Ltd.	91,000	125,038
Chia Chang Co. Ltd.	30,000	52,006
Chia Hsin Cement Corp.	126,000	94,627
Chicony Electronics Co. Ltd.	96,000	308,801
Chicony Power Technology Co. Ltd.	42,000	119,297

Avantis Emerging Markets Equity ETF
	Shares	Value
Chief Telecom, Inc.	1,000	$9,725
Chieftek Precision Co. Ltd.	1,000	2,902
Chin-Poon Industrial Co. Ltd.(2)	130,000	169,645
China Airlines Ltd.(1)(2)	1,182,000	1,205,208
China Bills Finance Corp.	117,000	71,357
China Chemical & Pharmaceutical Co. Ltd.	41,000	32,365
China Development Financial Holding Corp.	3,288,943	2,252,316
China Development Financial Holding Corp., Preference Shares(1)	402,360	133,761
China Electric Manufacturing Corp.	28,000	17,075
China General Plastics Corp.(2)	157,722	196,308
China Man-Made Fiber Corp.(2)	356,320	123,677
China Metal Products	47,000	60,362
China Motor Corp.	67,800	151,370
China Petrochemical Development Corp.(1)(2)	874,980	378,008
China Steel Corp.	1,468,000	1,908,920
China Steel Structure Co. Ltd.	18,000	38,173
Chinese Maritime Transport Ltd.	27,000	54,055
Chipbond Technology Corp.(2)	190,000	472,769
ChipMOS Technologies, Inc.(2)	206,000	389,089
Chlitina Holding Ltd.	15,000	113,103
Chong Hong Construction Co. Ltd.	3,000	8,197
Chroma ATE, Inc.	59,000	401,701
Chun Yuan Steel Industry Co. Ltd.(2)	112,000	99,153
Chung Hung Steel Corp.(2)	257,000	381,651
Chung Hwa Chemical Industrial Works Ltd.(1)	50,000	70,893
Chung Hwa Pulp Corp.(1)(2)	96,000	77,465
Chung-Hsin Electric & Machinery Manufacturing Corp.	142,000	213,501
Chunghwa Telecom Co. Ltd., ADR(2)	38,401	1,713,069
Cleanaway Co. Ltd.	58,000	440,799
Clevo Co.	82,000	90,391
CMC Magnetics Corp.(1)(2)	279,685	110,027
Co-Tech Development Corp.	8,000	21,745
Compal Electronics, Inc.(2)	1,126,000	1,025,799
Compeq Manufacturing Co. Ltd.(2)	331,000	573,581
Concord International Securities Co. Ltd.	75,260	44,337
Concord Securities Co. Ltd.	197,000	94,864
Concraft Holding Co. Ltd.	16,899	16,897
Continental Holdings Corp.	65,000	54,709
Contrel Technology Co. Ltd.	79,000	54,862
Coremax Corp.	10,325	54,238
Coretronic Corp.	125,000	320,338
Creative Sensor, Inc.	35,000	29,194
CTBC Financial Holding Co. Ltd.	3,468,000	3,389,892
CTCI Corp.	248,000	365,013
CviLux Corp.	19,000	33,470
CX Technology Co. Ltd.	16,000	22,188
CyberTAN Technology, Inc.	61,000	54,200
D-Link Corp.(1)	4,600	2,721
DA CIN Construction Co. Ltd.	53,000	62,558
Da-Li Development Co. Ltd.(1)	2,242	2,452
Dafeng TV Ltd.	4,000	6,630

Avantis Emerging Markets Equity ETF
	Shares	Value
Darfon Electronics Corp.	100,000	$163,491
Darwin Precisions Corp.(1)	172,000	79,637
Daxin Materials Corp.	10,000	43,094
Delta Electronics, Inc.	142,000	1,265,519
Depo Auto Parts Ind Co. Ltd.	27,000	56,672
Dimerco Express Corp.(2)	50,160	182,369
Double Bond Chemical Industry Co. Ltd.	1,070	2,271
Dr Wu Skincare Co. Ltd.	8,000	28,432
Dynamic Electronics Co. Ltd.	139,147	124,691
Dynapack International Technology Corp.	42,000	150,242
E Ink Holdings, Inc.	17,000	91,618
E-LIFE MALL Corp.	4,000	11,850
E.Sun Financial Holding Co. Ltd.	813,478	859,889
Eastern Media International Corp.(1)(2)	88,350	104,170
Eclat Textile Co. Ltd.	9,000	186,554
ECOVE Environment Corp.	1,000	8,344
Edison Opto Corp.	37,000	26,716
Edom Technology Co. Ltd.	68,200	91,023
eGalax_eMPIA Technology, Inc.	20,360	60,871
Egis Technology, Inc.	20,000	75,018
Elan Microelectronics Corp.(2)	122,000	724,563
Elite Advanced Laser Corp.	55,000	100,895
Elite Material Co. Ltd.	83,000	813,919
Elite Semiconductor Microelectronics Technology, Inc.(2)	93,000	489,659
Elitegroup Computer Systems Co. Ltd.	44,000	31,139
eMemory Technology, Inc.	1,000	67,487
ENNOSTAR, Inc.(1)(2)	190,375	546,415
Eson Precision Ind Co. Ltd.	15,000	32,163
Eternal Materials Co. Ltd.(2)	176,000	228,776
Eurocharm Holdings Co. Ltd.	6,000	32,888
Eva Airways Corp.(1)(2)	713,000	839,884
Everest Textile Co. Ltd.(1)	2,322	736
Evergreen International Storage & Transport Corp.(2)	143,000	194,798
Evergreen Marine Corp. Taiwan Ltd.(2)	543,190	2,853,517
Everlight Chemical Industrial Corp.(2)	130,000	120,911
Everlight Electronics Co. Ltd.	177,000	318,798
Excelliance Mos Corp.	14,000	94,587
Excelsior Medical Co. Ltd.	16,000	33,801
Far Eastern Department Stores Ltd.	167,000	127,122
Far Eastern International Bank	613,761	244,210
Far Eastern New Century Corp.	597,000	632,846
Far EasTone Telecommunications Co. Ltd.(1)(2)	355,000	878,033
Faraday Technology Corp.(2)	70,000	701,482
Farglory F T Z Investment Holding Co. Ltd.	17,000	38,147
Farglory Land Development Co. Ltd.	46,000	100,639
Federal Corp.(2)	89,000	86,964
Feng Hsin Steel Co. Ltd.	101,000	304,605
Feng TAY Enterprise Co. Ltd.	39,800	296,683
Firich Enterprises Co. Ltd.(1)	57,223	65,981
First Financial Holding Co. Ltd.	1,152,664	1,061,301
First Hi-Tec Enterprise Co. Ltd.	13,793	27,224

Avantis Emerging Markets Equity ETF
	Shares	Value
First Steamship Co. Ltd.(1)(2)	151,210	$68,343
FIT Holding Co. Ltd.(2)	75,000	83,129
Fitipower Integrated Technology, Inc.	35,361	286,834
Fittech Co. Ltd.	26,223	190,081
FLEXium Interconnect, Inc.(1)	82,000	279,918
Flytech Technology Co. Ltd.	31,000	81,977
FocalTech Systems Co. Ltd.(2)	53,804	298,485
Forcecon Tech Co. Ltd.(2)	20,595	59,553
Forest Water Environment Engineering Co. Ltd.	70	81
Formosa Advanced Technologies Co. Ltd.	41,000	58,557
Formosa Chemicals & Fibre Corp.	263,000	745,624
Formosa International Hotels Corp.	18,000	115,019
Formosa Laboratories, Inc.(1)	24,000	49,416
Formosa Oilseed Processing Co. Ltd.	52,000	112,888
Formosa Petrochemical Corp.	50,000	175,879
Formosa Plastics Corp.	454,000	1,714,311
Formosa Sumco Technology Corp.	7,000	65,132
Formosa Taffeta Co. Ltd.	170,000	173,549
Formosan Rubber Group, Inc.	87,000	68,851
Formosan Union Chemical	179,650	181,486
Fortune Electric Co. Ltd.	1,000	1,326
Foxconn Technology Co. Ltd.(2)	213,000	490,273
Foxsemicon Integrated Technology, Inc.	25,000	196,289
Franbo Lines Corp.(1)	34,471	33,027
Froch Enterprise Co. Ltd.(2)	45,000	52,126
FSP Technology, Inc.	20,000	31,985
Fu Chun Shin Machinery Manufacture Co. Ltd.	55,000	35,188
Fubon Financial Holding Co. Ltd.	1,325,115	3,577,895
Fulgent Sun International Holding Co. Ltd.	12,000	50,708
Fulltech Fiber Glass Corp.(1)	92,000	51,196
Fusheng Precision Co. Ltd.	15,000	105,839
G Shank Enterprise Co. Ltd.	32,000	65,958
Gamania Digital Entertainment Co. Ltd.	75,000	170,569
GEM Services, Inc.	9,000	29,938
Gemtek Technology Corp.	73,000	84,357
General Interface Solution Holding Ltd.	57,000	185,473
Generalplus Technology, Inc.	27,000	67,518
GeneReach Biotechnology Corp.	7,206	24,108
Genesys Logic, Inc.(2)	12,000	107,776
Genius Electronic Optical Co. Ltd.	19,079	315,571
Getac Holdings Corp.	94,000	198,625
GFC Ltd.	1,000	2,410
Giant Manufacturing Co. Ltd.	52,000	539,854
Giantplus Technology Co. Ltd.(1)	6,000	2,596
Gigabyte Technology Co. Ltd.	97,000	497,047
Ginko International Co. Ltd.	18,150	179,509
Global Brands Manufacture Ltd.(1)	109,280	141,214
Global Lighting Technologies, Inc.	26,000	68,531
Global Mixed Mode Technology, Inc.	24,000	207,705
Global PMX Co. Ltd.	7,000	40,724
Global Unichip Corp.	30,000	497,720

Avantis Emerging Markets Equity ETF
	Shares	Value
Globalwafers Co. Ltd.(2)	11,000	$272,277
Gloria Material Technology Corp.	114,000	98,238
GMI Technology, Inc.(1)	59,400	53,210
Gold Circuit Electronics Ltd.	104,000	304,781
Goldsun Building Materials Co. Ltd.	255,674	242,603
Gourmet Master Co. Ltd.(2)	20,000	81,796
Grand Fortune Securities Co. Ltd.	54,000	38,791
Grand Ocean Retail Group Ltd.	1,000	632
Grand Pacific Petrochemical(2)	296,000	303,599
Grand Process Technology Corp.	3,000	34,479
Grape King Bio Ltd.	19,000	103,039
Great China Metal Industry	9,000	8,636
Great Tree Pharmacy Co. Ltd.	6,485	62,683
Great Wall Enterprise Co. Ltd.	110,210	213,921
Greatek Electronics, Inc.	87,000	227,703
Group Up Industrial Co. Ltd.	8,000	24,679
Gudeng Precision Industrial Co. Ltd.	3,346	31,118
Hai Kwang Enterprise Corp.(2)	39,000	46,476
Hannstar Board Corp.	110,927	178,935
HannStar Display Corp.(2)	743,000	428,532
HannsTouch Solution, Inc.	238,000	119,232
Harmony Electronics Corp.	17,000	29,674
Harvatek Corp.	35,000	31,194
Heran Co. Ltd.	7,000	30,478
Highwealth Construction Corp.	6,600	11,563
Hiroca Holdings Ltd.	19,000	39,820
Hitron Technology, Inc.(1)	42,000	31,101
Hiwin Technologies Corp.	52,358	499,892
Ho Tung Chemical Corp.	364,000	138,434
Hocheng Corp.	126,000	67,521
Hold-Key Electric Wire & Cable Co. Ltd.(1)	44,800	21,481
Holiday Entertainment Co. Ltd.	13,000	28,210
Holtek Semiconductor, Inc.	61,000	238,317
Holy Stone Enterprise Co. Ltd.	42,000	176,917
Hon Hai Precision Industry Co. Ltd.	1,089,000	4,045,154
Hong Pu Real Estate Development Co. Ltd.	11,000	8,876
Hong TAI Electric Industrial	36,000	35,424
Horizon Securities Co. Ltd.	152,000	85,914
Hota Industrial Manufacturing Co. Ltd.	17,000	48,585
Hotai Finance Co. Ltd.	65,000	288,863
Hotai Motor Co. Ltd.	31,000	701,885
Hsin Kuang Steel Co. Ltd.	2,000	4,494
Hsin Yung Chien Co. Ltd.	9,900	45,219
Hsing TA Cement Co.	62,000	44,075
HTC Corp.(1)(2)	48,000	100,982
Hu Lane Associate, Inc.	30,225	136,060
Hua Nan Financial Holdings Co. Ltd.	1,095,243	868,451
Huaku Development Co. Ltd.	51,000	165,560
Huang Hsiang Construction Corp.	31,000	46,142
Hung Ching Development & Construction Co. Ltd.	31,000	34,070
Hung Sheng Construction Ltd.	128,880	113,639

Avantis Emerging Markets Equity ETF
	Shares	Value
Huxen Corp.	3,000	$5,477
Hycon Technology Corp.	14,351	75,674
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	15,331
IBF Financial Holdings Co. Ltd.	420,806	238,153
Ichia Technologies, Inc.	57,000	33,586
IEI Integration Corp.	20,000	33,314
Info-Tek Corp.	19,000	38,133
Infortrend Technology, Inc.(1)(2)	92,000	52,485
Innodisk Corp.	13,160	99,948
Innolux Corp.(2)	1,659,000	1,009,524
Inpaq Technology Co. Ltd.(1)(2)	30,000	65,666
Integrated Service Technology, Inc.	39,000	67,438
Interactive Digital Technologies, Inc.	5,000	13,522
International CSRC Investment Holdings Co.	331,000	303,602
International Games System Co. Ltd.	9,000	222,448
Inventec Corp.	784,000	724,024
ITE Technology, Inc.(1)	41,000	160,806
ITEQ Corp.(2)	65,000	303,361
Jentech Precision Industrial Co. Ltd.	3,000	41,606
Jess-Link Products Co. Ltd.(1)	18,000	29,966
Jih Lin Technology Co. Ltd.	11,000	38,624
Kaimei Electronic Corp.(2)	21,000	67,030
KEE TAI Properties Co. Ltd.	181,000	79,980
Kenda Rubber Industrial Co. Ltd.	124,800	134,669
Kerry TJ Logistics Co. Ltd.(2)	62,000	95,735
Kindom Development Co. Ltd.	164,200	218,956
King Slide Works Co. Ltd.	3,000	46,123
King Yuan Electronics Co. Ltd.	418,000	658,507
King's Town Bank Co. Ltd.	266,000	384,356
Kinik Co.(2)	50,000	191,993
Kinpo Electronics(2)	279,000	153,913
Kinsus Interconnect Technology Corp.	117,000	973,475
KMC Kuei Meng International, Inc.	10,000	69,201
KS Terminals, Inc.	16,000	52,661
Kung Long Batteries Industrial Co. Ltd.	48,000	235,049
Kung Sing Engineering Corp.	70,400	20,561
Kuo Toong International Co. Ltd.	67,000	48,851
Kuo Yang Construction Co. Ltd.	49,727	41,398
L&K Engineering Co. Ltd.	44,000	49,626
LandMark Optoelectronics Corp.	9,000	58,750
Lanner Electronics, Inc.	18,000	33,937
Largan Precision Co. Ltd.	19,000	1,380,783
Leadtek Research, Inc.(1)	33,000	82,581
Leadtrend Technology Corp.	19,000	97,863
Lealea Enterprise Co. Ltd.(1)	101,000	38,808
Lelon Electronics Corp.	12,138	30,051
Lemtech Holdings Co. Ltd.	6,898	42,729
Li Cheng Enterprise Co. Ltd.(1)	1,071	871
Li Peng Enterprise Co. Ltd.(1)	391,000	134,693
Lian HWA Food Corp.	17,710	47,242
Lien Hwa Industrial Holdings Corp.	7,656	18,387

Avantis Emerging Markets Equity ETF
	Shares	Value
Lingsen Precision Industries Ltd.(1)(2)	131,000	$112,052
Lion Travel Service Co. Ltd.(1)	1,000	3,741
Lite-On Technology Corp.	373,000	917,162
Liton Technology Corp.	18,000	29,416
Long Bon International Co. Ltd.(1)	1,800	1,134
Longchen Paper & Packaging Co. Ltd.(2)	140,587	109,535
Longwell Co.	17,000	31,593
Lotes Co. Ltd.(2)	20,251	525,975
Lotus Pharmaceutical Co. Ltd.	18,000	72,558
Lucky Cement Corp.	60,000	24,003
Lumax International Corp. Ltd.	10,000	26,300
Lung Yen Life Service Corp.	18,000	27,928
Macauto Industrial Co. Ltd.	11,000	29,816
Machvision, Inc.	13,039	102,588
Macroblock, Inc.	14,000	90,589
Macronix International Co. Ltd.(2)	637,000	1,008,368
Makalot Industrial Co. Ltd.	14,825	117,112
Marketech International Corp.	31,000	166,846
Materials Analysis Technology, Inc.	20,000	104,033
Mechema Chemicals International Corp.	2,000	10,011
MediaTek, Inc.	101,000	3,991,099
Mega Financial Holding Co. Ltd.	887,000	1,195,322
Mercuries & Associates Holding Ltd.	55,000	41,976
Mercuries Life Insurance Co. Ltd.(1)	411,220	131,106
Merida Industry Co. Ltd.	36,000	366,656
Merry Electronics Co. Ltd.(2)	6,000	17,608
Micro-Star International Co. Ltd.	103,000	580,588
Microbio Co. Ltd.(1)	6,589	14,870
MIN AIK Technology Co. Ltd.(1)	35,000	28,110
Mirle Automation Corp.	41,000	61,861
Mitac Holdings Corp.	350,560	423,771
momo.com, Inc.	7,500	266,993
MOSA Industrial Corp.	48,000	65,005
Motech Industries, Inc.(2)	93,000	103,462
MPI Corp.	18,000	69,412
Nak Sealing Technologies Corp.	15,000	48,381
Namchow Holdings Co. Ltd.	33,000	57,882
Nan Kang Rubber Tire Co. Ltd.	32,000	46,161
Nan Liu Enterprise Co. Ltd.	6,000	24,466
Nan Pao Resins Chemical Co. Ltd.	11,000	52,961
Nan Ya Plastics Corp.	671,000	2,116,334
Nan Ya Printed Circuit Board Corp.(2)	55,000	1,053,229
Nantex Industry Co. Ltd.(2)	91,000	242,401
Nanya Technology Corp.	227,000	635,691
Netronix, Inc.	29,000	53,110
Nichidenbo Corp.	36,000	68,171
Nien Made Enterprise Co. Ltd.	39,000	505,586
Niko Semiconductor Co. Ltd.	13,000	31,898
Nishoku Technology, Inc.	6,000	18,642
Novatek Microelectronics Corp.	135,000	2,238,093
Nuvoton Technology Corp.	2,428	12,140

Avantis Emerging Markets Equity ETF
	Shares	Value
Nyquest Technology Co. Ltd.	14,000	$74,996
O-Bank Co. Ltd.	468,430	148,255
O-TA Precision Industry Co. Ltd.	14,000	72,667
Ocean Plastics Co. Ltd.	30,000	36,398
OptoTech Corp.(2)	176,000	334,878
Orient Semiconductor Electronics Ltd.(1)	254,000	209,778
Oriental Union Chemical Corp.(1)	79,000	61,677
P-Duke Technology Co. Ltd.	2,105	5,652
Pacific Hospital Supply Co. Ltd.	11,099	28,799
Pan Jit International, Inc.(2)	245,000	901,055
Pan-International Industrial Corp.	112,000	150,906
Parade Technologies Ltd.	2,000	138,083
PChome Online, Inc.	33,000	134,822
Pegatron Corp.	476,000	1,179,793
Pegavision Corp.(2)	8,000	126,233
PharmaEngine, Inc.	37,000	103,619
Pharmally International Holding Co. Ltd.(1)	1,282	2,588
Phihong Technology Co. Ltd.(1)(2)	67,000	109,701
Phison Electronics Corp.	17,000	314,536
Pixart Imaging, Inc.	22,000	106,436
Polytronics Technology Corp.	2,094	7,940
Pou Chen Corp.	414,000	477,430
Power Wind Health Industry, Inc.	4,252	20,483
Powertech Technology, Inc.	184,000	624,117
Poya International Co. Ltd.	12,180	176,493
President Chain Store Corp.(1)	121,000	1,130,686
President Securities Corp.	264,929	204,887
Primax Electronics Ltd.	83,000	156,730
Prince Housing & Development Corp.	361,000	178,474
Promate Electronic Co. Ltd.	35,000	54,561
Prosperity Dielectrics Co. Ltd.(2)	34,000	68,662
Qisda Corp.	251,000	277,401
QST International Corp.	10,000	21,364
Quang Viet Enterprise Co. Ltd.	6,000	25,722
Quanta Computer, Inc.	322,000	1,076,735
Quanta Storage, Inc.	41,000	65,219
Radiant Opto-Electronics Corp.	96,000	347,119
Radium Life Tech Co. Ltd.	134,000	50,615
Realtek Semiconductor Corp.(2)	111,000	1,830,163
Rechi Precision Co. Ltd.	41,000	27,181
Rexon Industrial Corp. Ltd.(2)	33,000	50,835
Rich Development Co. Ltd.	92,000	30,115
Ritek Corp.(1)	64,281	21,839
Roo Hsing Co. Ltd.(1)	75,000	17,818
Ruentex Development Co. Ltd.	194,600	502,462
Ruentex Engineering & Construction Co.	23,290	116,240
Ruentex Industries Ltd.(2)	153,800	639,832
Sampo Corp.	50,000	55,944
San Fang Chemical Industry Co. Ltd.	13,000	9,582
San Shing Fastech Corp.	17,000	34,793
Sanyang Motor Co. Ltd.	244,000	247,315

Avantis Emerging Markets Equity ETF
	Shares	Value
Savior Lifetec Corp.(1)	7,372	$4,520
SCI Pharmtech, Inc.	9,600	31,016
Scientech Corp.	24,000	76,550
ScinoPharm Taiwan Ltd.	2,000	1,688
SDI Corp.(2)	27,000	129,045
Sea Sonic Electronics Co. Ltd.	8,000	20,322
Senao International Co. Ltd.	1,000	1,174
Senao Networks, Inc.	7,000	28,537
Sensortek Technology Corp.	6,000	94,361
Sesoda Corp.	76,997	112,720
Shanghai Commercial & Savings Bank Ltd. (The)	658,000	1,083,888
Sheng Yu Steel Co. Ltd.	7,000	7,989
ShenMao Technology, Inc.	17,000	43,038
Shih Her Technologies, Inc.	24,000	61,906
Shih Wei Navigation Co. Ltd.(1)(2)	54,875	88,993
Shihlin Paper Corp.(1)	37,000	82,395
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	95,744
Shin Kong Financial Holding Co. Ltd.(2)	3,762,740	1,525,921
Shin Zu Shing Co. Ltd.	36,536	118,687
Shining Building Business Co. Ltd.(1)	125,000	47,266
Shinkong Insurance Co. Ltd.	14,000	23,836
Shinkong Synthetic Fibers Corp.	299,000	218,671
Shiny Chemical Industrial Co. Ltd.	14,666	99,046
ShunSin Technology Holding Ltd.	12,000	35,632
Shuttle, Inc.(1)	124,000	60,645
Sigurd Microelectronics Corp.	178,063	365,815
Silergy Corp.	3,000	399,753
Silicon Integrated Systems Corp.(2)	257,640	208,121
Silicon Optronics, Inc.	24,000	91,998
Simplo Technology Co. Ltd.	52,000	583,531
Sinbon Electronics Co. Ltd.	4,000	38,455
Sincere Navigation Corp.	79,060	80,711
Singatron Enterprise Co. Ltd.	48,000	45,577
Sinher Technology, Inc.	15,000	21,730
Sinmag Equipment Corp.	9,000	33,545
Sino-American Silicon Products, Inc.	137,000	900,936
Sinon Corp.	128,000	148,337
SinoPac Financial Holdings Co. Ltd.	3,128,000	1,920,783
Sinopower Semiconductor, Inc.	6,000	32,215
Sinyi Realty, Inc.	34,000	41,276
Sitronix Technology Corp.(2)	43,000	455,574
Siward Crystal Technology Co. Ltd.	28,000	32,609
Soft-World International Corp.	4,000	13,340
Solar Applied Materials Technology Corp.(2)	248,670	465,321
Solteam, Inc.	36,000	104,774
Sonix Technology Co. Ltd.(2)	66,000	208,309
Speed Tech Corp.	34,000	82,599
St Shine Optical Co. Ltd.	12,000	124,117
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	24,694
Standard Foods Corp.	32,000	58,112
Stark Technology, Inc.	25,000	76,478

Avantis Emerging Markets Equity ETF
	Shares	Value
Sunjuice Holdings Co. Ltd.	3,000	$33,686
Sunny Friend Environmental Technology Co. Ltd.	10,000	71,150
Sunonwealth Electric Machine Industry Co. Ltd.	32,000	52,170
Sunplus Technology Co. Ltd.	25,000	30,814
Sunrex Technology Corp.	24,000	35,165
Supreme Electronics Co. Ltd.	49,755	95,541
Swancor Holding Co. Ltd.	10,000	33,062
Sweeten Real Estate Development Co. Ltd.	4,320	4,168
Symtek Automation Asia Co. Ltd.	9,000	37,037
Syncmold Enterprise Corp.	32,000	77,993
Synnex Technology International Corp.	307,000	794,813
Systex Corp.	17,000	50,118
T3EX Global Holdings Corp.(2)	42,213	203,756
TA Chen Stainless Pipe(1)(2)	378,133	722,933
Ta Ya Electric Wire & Cable(2)	120,154	100,380
TA-I Technology Co. Ltd.	31,750	69,307
TAI Roun Products Co. Ltd.	23,000	14,103
Tai Tung Communication Co. Ltd.(1)	42,000	27,120
Taichung Commercial Bank Co. Ltd.	970,977	465,784
TaiDoc Technology Corp.	15,000	96,697
Taiflex Scientific Co. Ltd.	22,000	36,138
Taimide Tech, Inc.	16,000	26,595
Tainan Spinning Co. Ltd.(2)	189,000	158,724
Taishin Financial Holding Co. Ltd.	3,055,317	2,141,243
Taisun Enterprise Co. Ltd.	4,000	3,993
Taita Chemical Co. Ltd.(2)	77,000	91,010
Taiwan Business Bank	1,788,853	712,099
Taiwan Cement Corp.(2)	689,004	1,169,669
Taiwan Cogeneration Corp.	48,000	63,540
Taiwan Cooperative Financial Holding Co. Ltd.	1,470,324	1,394,872
Taiwan FamilyMart Co. Ltd.	1,000	7,939
Taiwan Fertilizer Co. Ltd.	148,000	363,987
Taiwan Fire & Marine Insurance Co. Ltd.	41,000	29,990
Taiwan FU Hsing Industrial Co. Ltd.	29,000	43,618
Taiwan Glass Industry Corp.	222,000	184,748
Taiwan High Speed Rail Corp.	448,000	474,151
Taiwan Hon Chuan Enterprise Co. Ltd.	89,000	239,698
Taiwan Hopax Chemicals Manufacturing Co. Ltd.(2)	41,000	89,318
Taiwan IC Packaging Corp.(1)	32,000	22,271
Taiwan Mask Corp.(2)	24,000	86,067
Taiwan Mobile Co. Ltd.	293,000	1,083,482
Taiwan Navigation Co. Ltd.(2)	76,000	104,099
Taiwan Paiho Ltd.	92,000	259,062
Taiwan PCB Techvest Co. Ltd.	96,000	176,872
Taiwan Sakura Corp.	4,000	9,614
Taiwan Secom Co. Ltd.	50,000	183,561
Taiwan Semiconductor Co. Ltd.	76,000	187,855
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	311,287	33,310,822
Taiwan Shin Kong Security Co. Ltd.	7,070	9,939
Taiwan Styrene Monomer	30,000	18,550
Taiwan Surface Mounting Technology Corp.	83,000	350,208

Avantis Emerging Markets Equity ETF
	Shares	Value
Taiwan TEA Corp.(1)	103,000	$79,123
Taiwan Union Technology Corp.	70,000	216,889
Taiyen Biotech Co. Ltd.	24,000	28,758
Tatung Co. Ltd.(1)(2)	305,000	344,220
Tatung System Technologies, Inc.	21,000	29,436
TCI Co. Ltd.	19,000	133,238
Teco Electric and Machinery Co. Ltd.	437,000	472,035
Test Research, Inc.	48,000	107,702
Test Rite International Co. Ltd.	33,000	25,470
Tex-Ray Industrial Co. Ltd.	40,000	21,549
Thermaltake Technology Co. Ltd.	97	135
Thinking Electronic Industrial Co. Ltd.	13,000	65,369
Thye Ming Industrial Co. Ltd.(1)	22,400	30,729
Ton Yi Industrial Corp.	148,000	77,583
Tong Hsing Electronic Industries Ltd.	11,472	120,181
Tong Yang Industry Co. Ltd.	125,000	145,981
Top Bright Holding Co. Ltd.	8,000	36,329
Topco Scientific Co. Ltd.	77,000	476,948
Topkey Corp.	6,000	29,237
Topoint Technology Co. Ltd.	51,000	71,177
TPK Holding Co. Ltd.	103,000	142,709
Trade-Van Information Services Co.	2,000	3,688
Transcend Information, Inc.	16,000	40,581
Tripod Technology Corp.	111,000	508,917
Tsann Kuen Enterprise Co. Ltd.	55,000	71,556
TSC Auto ID Technology Co. Ltd.	8,000	57,614
TSRC Corp.	126,000	159,793
Ttet Union Corp.	6,000	33,119
TTY Biopharm Co. Ltd.	41,000	100,140
Tul Corp.	18,000	101,221
Tung Ho Steel Enterprise Corp.(1)	195,760	493,083
Tung Thih Electronic Co. Ltd.	1,000	5,184
TXC Corp.(2)	90,000	314,600
U-Ming Marine Transport Corp.(2)	80,000	175,258
UDE Corp.	31,000	57,701
Ultra Chip, Inc.(2)	20,000	136,289
Uni-President Enterprises Corp.	641,000	1,542,177
Unimicron Technology Corp.(2)	188,000	1,747,985
Union Bank of Taiwan(1)	245,401	121,071
Unitech Computer Co. Ltd.	46,000	57,962
Unitech Printed Circuit Board Corp.(1)(2)	100,000	65,021
United Integrated Services Co. Ltd.	49,000	310,211
United Microelectronics Corp.(1)(2)	2,003,000	3,774,355
United Renewable Energy Co. Ltd.(1)	225,085	166,881
Universal Cement Corp.	107,000	82,080
Unizyx Holding Corp.(1)(2)	147,000	170,404
UPC Technology Corp.	209,000	158,123
Userjoy Technology Co. Ltd.	7,350	22,520
USI Corp.(2)	262,000	268,715
Utechzone Co. Ltd.	26,000	90,278
Vanguard International Semiconductor Corp.(2)	241,000	1,093,746

Avantis Emerging Markets Equity ETF
	Shares	Value
Ventec International Group Co. Ltd.	17,000	$72,661
VIA Labs, Inc.	2,000	32,143
Visual Photonics Epitaxy Co. Ltd.(2)	44,000	178,982
Voltronic Power Technology Corp.	9,100	472,592
Wafer Works Corp.(2)	41,000	107,787
Wah Hong Industrial Corp.	19,000	21,730
Wah Lee Industrial Corp.	37,740	144,409
Walsin Lihwa Corp.	499,000	504,638
Walsin Technology Corp.(1)	59,000	312,512
Walton Advanced Engineering, Inc.(1)	88,000	55,258
Wan Hai Lines Ltd.(2)	135,600	923,633
WEI Chih Steel Industrial Co. Ltd.(1)	29,000	42,258
Wei Chuan Foods Corp.	82,000	63,469
Weikeng Industrial Co. Ltd.	216,000	239,331
Well Shin Technology Co. Ltd.	16,000	27,180
Wha Yu Industrial Co. Ltd.	48,000	35,712
Wholetech System Hitech Ltd.	33,000	62,039
Win Semiconductors Corp.	45,000	492,648
Winbond Electronics Corp.(2)	654,000	787,606
Winstek Semiconductor Co. Ltd.	22,000	24,537
Wisdom Marine Lines Co. Ltd.	138,378	450,192
Wistron Corp.(2)	951,000	1,002,227
Wistron Information Technology & Services Corp.	8,000	24,712
Wistron NeWeb Corp.	151,000	384,616
Wiwynn Corp.(2)	5,000	178,578
Wowprime Corp.(2)	29,000	142,208
WPG Holdings Ltd.	271,000	540,837
WT Microelectronics Co. Ltd.	159,000	476,455
WUS Printed Circuit Co. Ltd.	9,000	10,703
Xander International Corp.(1)	38,000	43,714
XinTec, Inc.(2)	39,000	168,396
Xxentria Technology Materials Corp.	16,000	39,783
Yageo Corp.(2)	67,212	1,102,731
Yang Ming Marine Transport Corp.(1)	325,000	1,373,611
YC INOX Co. Ltd.	78,486	93,691
Yea Shin International Development Co. Ltd.	35,000	28,628
Yem Chio Co. Ltd.	99,579	53,110
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,388
YFY, Inc.	351,000	423,989
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	28,600
Yieh Phui Enterprise Co. Ltd.(1)(2)	164,000	143,168
Young Fast Optoelectronics Co. Ltd.(1)	39,000	36,828
Youngtek Electronics Corp.	50,000	148,420
Yuanta Financial Holding Co. Ltd.	1,624,440	1,451,100
Yulon Finance Corp.	61,530	447,722
Yulon Motor Co. Ltd.	219,397	323,005
YungShin Global Holding Corp.	3,000	4,555
Zeng Hsing Industrial Co. Ltd.	15,000	77,007
Zenitron Corp.	50,000	64,016
Zero One Technology Co. Ltd.	18,526	31,774
Zhen Ding Technology Holding Ltd.(2)	170,000	563,854

Avantis Emerging Markets Equity ETF
	Shares	Value
Zinwell Corp.(1)(2)	75,000	$49,262
Zippy Technology Corp.	3,000	4,551
ZongTai Real Estate Development Co. Ltd.	19,000	26,767
		203,668,274
Thailand — 2.4%
AAPICO Hitech PCL, NVDR	99,800	70,186
Advanced Info Service PCL, NVDR	126,500	890,474
Advanced Information Technology PCL, NVDR	41,400	8,956
AEON Thana Sinsap Thailand PCL, NVDR	28,000	169,708
Airports of Thailand PCL, NVDR(1)	146,100	288,654
Amanah Leasing PCL, NVDR	119,000	19,393
Amata Corp. PCL, NVDR	263,000	172,768
Ananda Development PCL, NVDR(1)	53,000	2,406
AP Thailand PCL, NVDR	1,125,700	365,909
Aqua Corp. PCL, NVDR	1,757,300	35,111
Asia Aviation PCL, NVDR(1)	50,344	3,902
Asia Plus Group Holdings PCL, NVDR	561,700	66,815
Asia Sermkij Leasing PCL, NVDR	35,700	53,744
Asian Sea Corp. PCL, NVDR	72,150	34,393
Asset World Corp. PCL, NVDR(1)	529,200	77,962
B Grimm Power PCL, NVDR	143,400	152,141
Bangchak Corp. PCL, NVDR	314,000	299,332
Bangkok Airways PCL, NVDR(1)	59,900	17,388
Bangkok Bank PCL, NVDR	74,200	319,680
Bangkok Chain Hospital PCL, NVDR	346,600	202,692
Bangkok Dusit Medical Services PCL, NVDR	711,900	517,596
Bangkok Expressway & Metro PCL, NVDR	478,300	130,778
Bangkok Land PCL, NVDR	2,403,600	76,567
Bangkok Life Assurance PCL, NVDR	430,700	577,776
Banpu PCL, NVDR	1,119,566	375,223
Banpu Power PCL, NVDR	69,100	35,391
BCPG PCL, NVDR	117,700	45,116
Beauty Community PCL, NVDR(1)	64,400	2,969
BEC World PCL, NVDR(1)	495,000	251,263
Berli Jucker PCL, NVDR	66,300	68,174
Better World Green PCL, NVDR(1)	2,035,900	61,946
BG Container Glass PCL, NVDR	56,100	17,553
BTS Group Holdings PCL, NVDR	520,100	151,609
Bumrungrad Hospital PCL, NVDR	35,400	166,815
Cal-Comp Electronics Thailand PCL, NVDR	440,158	38,151
Carabao Group PCL, NVDR	10,500	34,377
Central Pattana PCL, NVDR	160,300	272,595
Central Retail Corp. PCL, NVDR	177,066	208,203
CH Karnchang PCL, NVDR	368,600	237,808
Charoen Pokphand Foods PCL, NVDR	538,100	416,929
Chularat Hospital PCL, NVDR	953,200	102,200
CK Power PCL, NVDR	121,300	18,999
Com7 PCL, NVDR	189,600	481,325
Country Group Development PCL, NVDR(1)	979,000	14,712
CP ALL PCL, NVDR	305,000	637,211
Delta Electronics Thailand PCL, NVDR	13,400	167,772

Avantis Emerging Markets Equity ETF
	Shares	Value
Dhipaya Group Holdings PCL, NVDR(1)	48,200	$88,262
Diamond Building Products PCL, NVDR	51,200	13,343
Dynasty Ceramic PCL, NVDR	1,176,700	107,975
Eastern Polymer Group PCL, NVDR	295,500	89,630
Eastern Water Resources Development and Management PCL, NVDR	50,300	11,790
Ekachai Medical Care PCL, NVDR	150,000	35,764
Electricity Generating PCL, NVDR	52,200	287,537
Energy Absolute PCL, NVDR	172,600	504,447
Erawan Group PCL (The), NVDR(1)	77,040	7,383
Esso Thailand PCL, NVDR(1)	180,200	41,606
GFPT PCL, NVDR	188,400	75,690
Global Power Synergy PCL, NVDR	65,100	150,276
Gulf Energy Development PCL, NVDR	164,020	255,007
Gunkul Engineering PCL, NVDR	1,181,800	225,569
Haad Thip PCL, NVDR	13,900	14,785
Hana Microelectronics PCL, NVDR	94,800	149,209
Home Product Center PCL, NVDR	749,000	350,741
Ichitan Group PCL, NVDR	86,500	27,336
Indorama Ventures PCL, NVDR	257,900	357,307
IRPC PCL, NVDR	1,939,500	227,350
Italian-Thai Development PCL, NVDR(1)	1,600,500	101,418
Jasmine International PCL, NVDR(1)	2,660,300	294,055
Jay Mart PCL, NVDR	68,641	119,323
JMT Network Services PCL, NVDR	71,668	149,961
JWD Infologistics PCL, NVDR	210,600	117,580
KCE Electronics PCL, NVDR	172,600	321,342
KGI Securities Thailand PCL, NVDR	774,000	159,167
Khon Kaen Sugar Industry PCL, NVDR(1)	380,000	39,532
Kiatnakin Phatra Bank PCL, NVDR	85,500	179,084
Krung Thai Bank PCL, NVDR	576,800	248,155
Krungthai Card PCL, NVDR	59,700	116,176
Land & Houses PCL, NVDR	1,458,100	429,413
Lanna Resources PCL, NVDR	86,300	50,529
LPN Development PCL, NVDR	441,700	62,847
Major Cineplex Group PCL, NVDR	59,700	36,975
Master Ad PCL, NVDR(1)	1,993,300	44,702
MBK PCL, NVDR(1)	180,600	69,391
MC Group PCL, NVDR	20,300	5,729
MCS Steel PCL, NVDR	184,800	83,805
Mega Lifesciences PCL, NVDR	88,500	116,576
Minor International PCL, NVDR(1)	386,900	366,413
MK Restaurants Group PCL, NVDR	9,300	15,416
Muangthai Capital PCL, NVDR	132,000	209,067
Namyong Terminal PCL, NVDR	30,600	4,214
Noble Development PCL, NVDR	205,200	33,921
Northeast Rubber PCL, NVDR	156,200	35,668
Nusasiri PCL, NVDR(1)	2,794,300	111,128
Origin Property PCL, NVDR	292,000	106,922
Osotspa PCL, NVDR	70,900	76,747
Plan B Media PCL, NVDR(1)	739,800	180,529

Avantis Emerging Markets Equity ETF
	Shares	Value
Polyplex Thailand PCL, NVDR	98,600	$82,395
Precious Shipping PCL, NVDR	176,200	94,864
Premier Marketing PCL, NVDR	72,700	21,518
Prima Marine PCL, NVDR	190,000	33,516
Property Perfect PCL, NVDR	2,198,010	37,095
Pruksa Holding PCL, NVDR	57,900	25,526
PTG Energy PCL, NVDR	202,400	89,555
PTT Exploration & Production PCL, NVDR	181,700	765,003
PTT Global Chemical PCL, NVDR	310,900	506,663
PTT Oil & Retail Business PCL, NVDR	354,500	280,909
PTT PCL, NVDR	921,000	1,121,104
Quality Houses PCL, NVDR	2,986,200	208,885
R&B Food Supply PCL, NVDR	29,500	14,323
Raimon Land PCL, NVDR(1)	1,000,000	34,321
Rajthanee Hospital PCL, NVDR	65,600	65,231
Ratch Group PCL, NVDR	58,500	82,498
Ratchthani Leasing PCL, NVDR	604,400	80,988
Regional Container Lines PCL, NVDR	251,700	366,068
Rojana Industrial Park PCL, NVDR	239,200	47,714
RS PCL, NVDR(1)	189,100	98,258
S Hotels & Resorts PCL, NVDR(1)	289,200	29,657
Sabina PCL, NVDR	40,300	26,764
Samart Corp. PCL, NVDR(1)	72,200	13,926
Sansiri PCL, NVDR	5,153,500	195,194
Sappe PCL, NVDR	20,300	15,426
SC Asset Corp. PCL, NVDR	869,800	103,803
SEAFCO PCL, NVDR(1)	16,100	2,142
Sermsang Power Corp. Co. Ltd., NVDR	187,880	68,595
Siam Cement PCL (The), NVDR	52,900	636,632
Siam City Cement PCL, NVDR	4,300	21,220
Siam Commercial Bank PCL (The), NVDR	122,700	474,144
Siam Global House PCL, NVDR	418,301	253,463
Siam Makro PCL, NVDR	20,337	26,642
Siamgas & Petrochemicals PCL, NVDR	124,500	53,134
Sikarin PCL, NVDR	21,100	9,051
Singha Estate PCL, NVDR(1)	1,000,000	59,776
Sino-Thai Engineering & Construction PCL, NVDR	350,900	152,387
Somboon Advance Technology PCL, NVDR	66,900	43,289
SPCG PCL, NVDR	87,000	47,469
Sri Trang Agro-Industry PCL, NVDR	222,500	182,717
Srisawad Corp. PCL, NVDR	100,400	178,242
Srisawad Finance PCL, NVDR	45,700	37,894
Srivichai Vejvivat PCL, NVDR	93,400	29,429
Star Petroleum Refining PCL, NVDR(1)	381,900	105,011
STP & I PCL, NVDR(1)	367,800	63,351
Supalai PCL, NVDR	284,000	191,265
Super Energy Corp. PCL, NVDR	6,234,700	175,929
Synnex Thailand PCL, NVDR	146,100	119,061
Taokaenoi Food & Marketing PCL, NVDR	138,200	33,912
Tata Steel Thailand PCL, NVDR(1)	498,600	21,724
Thai Airways International PCL, NVDR(1)	20,500	2,083

Avantis Emerging Markets Equity ETF
	Shares	Value
Thai Oil PCL, NVDR	211,200	$351,094
Thai Solar Energy PCL, NVDR	212,200	16,375
Thai Union Group PCL, NVDR	611,200	382,245
Thai Vegetable Oil PCL, NVDR	131,300	130,811
Thaicom PCL, NVDR	154,300	46,437
Thaifoods Group PCL, NVDR	316,200	41,132
Thanachart Capital PCL, NVDR	55,100	70,698
Thonburi Healthcare Group PCL, NVDR	123,200	187,693
Thoresen Thai Agencies PCL, NVDR	349,700	107,111
Tipco Asphalt PCL, NVDR	258,000	144,636
Tisco Financial Group PCL, NVDR	37,300	111,897
TMBThanachart Bank PCL, NVDR	1,642,100	69,222
TOA Paint Thailand PCL, NVDR	27,300	24,333
Total Access Communication PCL, NVDR	54,400	78,528
TPI Polene PCL, NVDR	400,700	21,266
TPI Polene Power PCL, NVDR	537,300	67,136
TQM Corp. PCL, NVDR	52,800	73,228
True Corp. PCL, NVDR	3,339,500	513,339
TTW PCL, NVDR	43,900	15,439
U City PCL, NVDR(1)	2,932,200	156,038
Unique Engineering & Construction PCL, NVDR(1)	129,200	22,401
United Paper PCL, NVDR	45,600	23,365
Univentures PCL, NVDR	191,000	20,159
VGI PCL, NVDR	146,900	26,203
Vinythai PCL, NVDR	25,000	27,175
WHA Corp. PCL, NVDR	441,900	46,125
Workpoint Entertainment PCL, NVDR	45,500	31,606
Xspring Capital PCL, NVDR(1)	248,300	15,888
		25,518,810
Turkey — 0.4%
AG Anadolu Grubu Holding AS	7,413	17,322
Akbank T.A.S.	461,841	235,736
Aksa Akrilik Kimya Sanayii AS	43,628	113,635
Aksa Enerji Uretim AS(1)	67,604	63,166
Aksigorta AS	29,226	13,039
Alarko Holding AS	3,511	4,628
Albaraka Turk Katilim Bankasi AS(1)	107,779	12,194
Anadolu Anonim Turk Sigorta Sirketi	49,944	18,890
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	24,727
Aselsan Elektronik Sanayi Ve Ticaret AS	23,682	38,275
Aygaz AS	17,880	32,268
Bagfas Bandirma Gubre Fabrikalari AS(1)	24,987	23,717
Bera Holding AS(1)	9,303	5,489
BIM Birlesik Magazalar AS	42,520	224,942
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	3,866
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	4,823
Cimsa Cimento Sanayi VE Ticaret AS(1)	2,951	6,891
Coca-Cola Icecek AS	15,125	119,085
Dogan Sirketler Grubu Holding AS	93,300	17,190
Dogus Otomotiv Servis ve Ticaret AS	10,857	36,836

Avantis Emerging Markets Equity ETF
	Shares	Value
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	$2,747
Enerjisa Enerji AS	111,018	106,471
Eregli Demir ve Celik Fabrikalari TAS	89,761	202,017
Ford Otomotiv Sanayi AS	4,847	94,480
Goodyear Lastikleri TAS	456	309
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	35,254	22,006
Gubre Fabrikalari TAS(1)	5,436	29,942
Haci Omer Sabanci Holding AS	185,484	208,626
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	18,108	17,621
Is Finansal Kiralama AS(1)	128,833	25,774
Is Yatirim Menkul Degerler AS	27,641	35,101
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	306,812	259,638
KOC Holding AS	82,631	189,220
Koza Altin Isletmeleri AS(1)	1,658	13,746
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	51,699	73,330
Logo Yazilim Sanayi Ve Ticaret AS	1,540	4,591
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	4,532	18,322
Migros Ticaret AS(1)	28,022	72,987
MLP Saglik Hizmetleri AS(1)	7,865	16,835
NET Holding AS(1)	41,981	22,566
Nuh Cimento Sanayi AS	8,333	25,346
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	226,375	21,266
Pegasus Hava Tasimaciligi AS(1)	4,230	28,613
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	1,060	23,067
Petkim Petrokimya Holding AS(1)	208,304	116,744
Sasa Polyester Sanayi AS(1)	9,054	30,433
Sekerbank Turk AS(1)	6,054	407
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	14,657	11,082
Sok Marketler Ticaret AS	77,870	63,660
TAV Havalimanlari Holding AS(1)	51,753	126,495
Tekfen Holding AS	23,085	30,839
Tofas Turk Otomobil Fabrikasi AS	13,715	79,688
Turk Hava Yollari AO(1)	141,124	261,238
Turk Traktor ve Ziraat Makineleri AS	5,674	87,611
Turkcell Iletisim Hizmetleri AS, ADR(2)	53,138	188,109
Turkiye Garanti Bankasi AS	265,203	212,551
Turkiye Halk Bankasi AS(1)	139,732	44,319
Turkiye Is Bankasi AS, C Shares	243,114	140,768
Turkiye Petrol Rafinerileri AS(1)	27,575	384,864
Turkiye Sinai Kalkinma Bankasi AS	261,389	24,396
Turkiye Sise ve Cam Fabrikalari AS	128,771	115,071
Turkiye Vakiflar Bankasi TAO, D Shares(1)	179,737	43,453
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	3,418
Vestel Elektronik Sanayi ve Ticaret AS	11,329	18,421
Yapi ve Kredi Bankasi AS	470,853	121,616
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	30,757	23,192
Zorlu Enerji Elektrik Uretim AS(1)	3,170	347
		4,660,062
TOTAL COMMON STOCKS (Cost $1,032,994,477)		1,077,960,997

Avantis Emerging Markets Equity ETF
	Shares/Principal Amount	Value
WARRANTS†
Brazil†
Marisa Lojas SA(1)	10,206	$812
Malaysia†
PESTECH International Bhd(1)	18,662	1,356
Thailand†
Advanced Information Technology PCL, NVDR(1)	20,700	2,585
Banpu PCL, NVDR(1)	265,866	38,756
BTS Group Holdings PCL, NVDR(1)	19,910	389
JMT Network Services PCL, NVDR(1)	1,746	582
MBK PCL, NVDR(1)	7,224	2,133
Minor International PCL, NVDR(1)	1	—
Plan B Media PCL, NVDR(1)	27,400	1,333
		45,778
TOTAL WARRANTS (Cost $211)		47,946
RIGHTS†
Brazil†
Americanas SA(1)	538	707
South Korea†
BNC Korea Co. Ltd.(1)	691	661
Samsung Biologics Co. Ltd.(1)	54	6,249
Taihan Electric Wire Co. Ltd.(1)	12,249	3,107
		10,017
Thailand†
Bangchak Corp. PCL, NVDR(1)	14,592	4
Khon Kaen Sugar Industry PCL, NVDR(1)	3,733	1
VGI PCL, NVDR(1)	44,070	1,079
		1,084
TOTAL RIGHTS (Cost $—)		11,808
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $1,668)(3) (Cost $1,668)	INR 121,365	1,607
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,944,914	1,944,914
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,853,035	9,853,035
TOTAL SHORT-TERM INVESTMENTS (Cost $11,797,949)		11,797,949
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $1,044,794,305)		1,089,820,307
OTHER ASSETS AND LIABILITIES — (1.0)%		(10,688,503)
TOTAL NET ASSETS — 100.0%		$1,079,131,804

Avantis Emerging Markets Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.7%
Financials	20.4%
Consumer Discretionary	11.7%
Materials	11.5%
Industrials	8.1%
Communication Services	7.6%
Energy	5.7%
Consumer Staples	5.2%
Health Care	3.4%
Utilities	3.2%
Real Estate	2.4%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
INR	-	Indian Rupee
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $47,232,071. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,607, which represented less than 0.05% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $50,505,029, which includes securities collateral of $40,651,994.

See Notes to Financial Statements.

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Emerging Markets Value ETF
	Shares	Value
COMMON STOCKS — 99.6%
Brazil — 6.0%
Banco ABC Brasil SA, Preference Shares	7,300	$21,972
Banco BMG SA, Preference Shares	400	214
Banco Bradesco SA	14,000	46,106
Banco Bradesco SA, ADR	47,663	183,979
Banco do Brasil SA	34,600	232,472
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	15,700	30,095
Banco Santander Brasil SA, ADR	9,002	52,842
BR Malls Participacoes SA(1)	58,700	106,855
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,200	26,520
Braskem SA, ADR	6,885	128,405
Camil Alimentos SA	11,700	20,683
CCR SA	50,600	115,117
Cia Brasileira de Distribuicao, ADR(2)	6,846	31,149
Cia Energetica de Sao Paulo, Class B Preference Shares	500	2,194
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	2,000	17,175
Cia Siderurgica Nacional SA, ADR(2)	35,760	173,436
Construtora Tenda SA	8,300	20,169
Cyrela Brazil Realty SA Empreendimentos e Participacoes	13,600	39,500
Desktop - Sigmanet Comunicacao Multimidia S.A(1)	3,000	9,196
Dexco SA	20,040	53,122
EcoRodovias Infraestrutura e Logistica SA(1)	23,200	28,973
Embraer SA, ADR(1)	11,081	152,696
Enauta Participacoes SA	9,800	32,875
Engie Brasil Energia SA	10,200	78,625
Eternit SA	7,800	22,061
Even Construtora e Incorporadora SA	6,600	7,627
Gerdau SA, ADR	43,614	212,400
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR	214	270
Infracommerce CXAAS SA(1)	4,400	12,449
Itau Unibanco Holding SA, ADR	101,779	491,593
JBS SA	1,300	8,936
Kepler Weber SA	1,000	9,766
Klabin SA	23,800	106,164
Localiza Rent a Car SA	13,700	152,142
LOG Commercial Properties e Participacoes SA	2,500	13,110
Log-in Logistica Intermodal SA(1)	3,700	17,765
Marcopolo SA, Preference Shares	18,300	9,887
Marfrig Global Foods SA	20,600	88,882
Minerva SA	10,700	22,603
MRV Engenharia e Participacoes SA	600	1,363
Petro Rio SA(1)	49,100	249,629
Petroleo Brasileiro SA, ADR	17,314	247,417
Petroleo Brasileiro SA, ADR Preference Shares	22,278	291,619
Petroreconcavo SA(1)	3,200	12,860
Randon SA Implementos e Participacoes, Preference Shares	14,200	29,011
Sao Martinho SA	7,300	56,673
Sul America SA	14,900	100,338

Avantis Emerging Markets Value ETF
	Shares	Value
Suzano SA, ADR(2)	32,761	$350,215
SYN prop e tech SA	7,900	10,095
Taurus Armas SA, Preference Shares(1)	5,000	21,599
TIM SA, ADR	13,320	175,424
Tupy SA	3,700	13,103
Unipar Carbocloro SA, Preference Shares	3,100	56,772
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	31,700	89,426
Vale SA, ADR	25,297	467,742
		4,953,311
Chile — 0.5%
Banco de Chile	583,267	61,839
Banco de Credito e Inversiones SA	651	23,283
Banco Santander Chile, ADR	2,090	40,797
CAP SA	2,324	26,901
Cencosud SA	43,518	80,011
Cia Cervecerias Unidas SA, ADR	1,876	29,978
Colbun SA	355,739	25,938
Embotelladora Andina SA, Class B Preference Shares	15,769	34,339
Empresa Nacional de Telecomunicaciones SA	10,496	39,007
Empresas CMPC SA	1,168	1,931
Empresas COPEC SA	8,625	66,883
Vina Concha y Toro SA	6,255	9,178
		440,085
China — 28.5%
360 DigiTech, Inc., ADR	3,177	59,569
A-Living Smart City Services Co. Ltd.	32,250	57,809
AAC Technologies Holdings, Inc.	50,000	136,710
Agile Group Holdings Ltd.(2)	72,000	32,805
AKM Industrial Co. Ltd.	60,000	13,614
Aluminum Corp. of China Ltd., H Shares(1)	268,000	189,429
Anhui Conch Cement Co. Ltd., H Shares	77,500	415,906
Anhui Expressway Co. Ltd., H Shares	30,000	28,620
Anton Oilfield Services Group(1)	34,000	2,082
Aoyuan Healthy Life Group Co. Ltd.(1)	13,000	3,802
Asia Cement China Holdings Corp.	20,000	12,503
Autohome, Inc., ADR	5,530	169,163
Bank of Communications Co. Ltd., H Shares	532,000	364,702
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	2,750	3,779
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	14,000	19,443
BOC Aviation Ltd.	22,400	194,723
Bosideng International Holdings Ltd.	192,000	109,242
Canadian Solar, Inc.(1)(2)	2,239	70,887
Canvest Environmental Protection Group Co. Ltd.	38,000	18,496
CGN Mining Co. Ltd.	295,000	34,456
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	8,100	11,393
China Aoyuan Group Ltd.(2)	62,000	10,334
China BlueChemical Ltd., H Shares	168,000	50,304
China Bohai Bank Co. Ltd., H Shares	171,000	28,514
China Cinda Asset Management Co. Ltd., H Shares	695,000	125,457
China CITIC Bank Corp. Ltd., H Shares	537,000	252,343

Avantis Emerging Markets Value ETF
	Shares	Value
China Coal Energy Co. Ltd., H Shares	203,000	$126,537
China Communications Services Corp. Ltd., H Shares	254,000	139,350
China Datang Corp. Renewable Power Co. Ltd., H Shares	277,000	104,968
China Education Group Holdings Ltd.	57,000	48,833
China Everbright Bank Co. Ltd., H Shares	198,000	73,638
China Everbright Environment Group Ltd.	460,000	330,269
China Everbright Greentech Ltd.	37,000	12,230
China Everbright Ltd.	92,000	101,319
China Feihe Ltd.	284,000	338,886
China Galaxy Securities Co. Ltd., H Shares	287,000	164,274
China Glass Holdings Ltd.(1)	108,000	22,234
China Hanking Holdings Ltd.	11,000	2,068
China High Speed Transmission Equipment Group Co. Ltd.(1)	50,000	37,934
China Hongqiao Group Ltd.	209,000	292,602
China International Capital Corp. Ltd., H Shares	114,800	279,299
China Kepei Education Group Ltd.	30,000	9,000
China Lesso Group Holdings Ltd.	111,000	170,894
China Longyuan Power Group Corp. Ltd., H Shares	230,000	474,626
China Medical System Holdings Ltd.	136,000	242,169
China Mengniu Dairy Co. Ltd.(1)	18,000	117,043
China Minsheng Banking Corp. Ltd., H Shares	343,500	133,793
China Modern Dairy Holdings Ltd.	188,000	34,743
China Molybdenum Co. Ltd., H Shares	48,000	28,891
China National Building Material Co. Ltd., H Shares	390,000	500,303
China New Higher Education Group Ltd.	25,000	9,184
China Nuclear Energy Technology Corp. Ltd.(1)	40,000	4,014
China Pacific Insurance Group Co. Ltd., H Shares	81,800	227,778
China Petroleum & Chemical Corp., ADR	1,628	81,156
China Railway Group Ltd., H Shares	55,000	32,294
China Renaissance Holdings Ltd.(1)	19,400	28,946
China Resources Cement Holdings Ltd.	236,000	201,943
China Resources Land Ltd.	148,000	719,916
China Resources Power Holdings Co. Ltd.	190,000	424,378
China Risun Group Ltd.	158,000	98,423
China Sanjiang Fine Chemicals Co. Ltd.	16,000	4,227
China Shenhua Energy Co. Ltd., H Shares	137,000	377,570
China Shineway Pharmaceutical Group Ltd.	7,000	5,728
China Shuifa Singyes Energy Holdings Ltd.	66,000	11,631
China Sunshine Paper Holdings Co. Ltd.(1)	82,000	29,589
China Suntien Green Energy Corp. Ltd., H Shares	130,000	86,597
China Taiping Insurance Holdings Co. Ltd.	144,400	170,913
China Tower Corp. Ltd., H Shares	3,238,000	377,400
China Vanke Co. Ltd., H Shares	22,000	52,254
China XLX Fertiliser Ltd.	54,000	41,671
China Yongda Automobiles Services Holdings Ltd.	78,000	91,003
China Yuhua Education Corp. Ltd.	80,000	20,712
China ZhengTong Auto Services Holdings Ltd.(1)	8,000	607
Chongqing Rural Commercial Bank Co. Ltd., H Shares	89,000	32,830
CIMC Enric Holdings Ltd.(2)	62,000	74,157
CITIC Ltd.	284,000	331,406
CITIC Securities Co. Ltd., H Shares	170,100	412,101

Avantis Emerging Markets Value ETF
	Shares	Value
COFCO Joycome Foods Ltd.(1)(2)	292,000	$127,389
Cogobuy Group(1)	41,000	12,379
COSCO SHIPPING Holdings Co. Ltd., Class H(1)(2)	208,000	420,415
Country Garden Holdings Co. Ltd.	246,000	191,125
CSPC Pharmaceutical Group Ltd.	680,000	806,047
Dali Foods Group Co. Ltd.	142,500	75,052
Daqo New Energy Corp., ADR(1)	2,194	105,224
Differ Group Holding Co. Ltd.(1)(2)	288,000	88,920
Dongfeng Motor Group Co. Ltd., Class H	140,000	120,502
Dongyue Group Ltd.	114,000	165,384
E-House China Enterprise Holdings Ltd.	68,700	12,065
Ebang International Holdings, Inc., A Shares(1)	1,542	1,927
Edvantage Group Holdings Ltd.	18,000	7,407
EVA Precision Industrial Holdings Ltd.	130,000	24,915
Fanhua, Inc., ADR(2)	2,586	17,274
FinVolution Group, ADR	5,582	22,719
First Tractor Co. Ltd., H Shares	32,000	15,412
Fu Shou Yuan International Group Ltd.	104,000	77,093
Fuyao Glass Industry Group Co. Ltd., H Shares	5,600	27,474
GCL New Energy Holdings Ltd.(1)	1,096,000	24,235
GF Securities Co. Ltd., H Shares	83,600	125,507
Grand Pharmaceutical Group Ltd.	114,000	90,210
Great Wall Motor Co. Ltd., H Shares	19,500	41,053
Greentown Management Holdings Co. Ltd.	32,000	26,093
GreenTree Hospitality Group Ltd., ADR	253	1,437
Guangzhou R&F Properties Co. Ltd., H Shares(2)	102,800	43,762
Hainan Meilan International Airport Co. Ltd., H Shares(1)	19,000	53,745
Haitian International Holdings Ltd.	53,000	141,208
Haitong Securities Co. Ltd., H Shares	218,400	187,931
Harbin Electric Co. Ltd., H Shares	68,000	24,030
Hello Group, Inc., ADR	13,786	131,381
Henan Jinma Energy Co. Ltd., H Shares	4,000	1,975
Hengan International Group Co. Ltd.	54,500	289,028
Hisense Home Appliances Group Co. Ltd., H Shares	26,000	29,181
Hollysys Automation Technologies Ltd.(1)	719	10,123
Hope Education Group Co. Ltd.	346,000	35,153
Huatai Securities Co. Ltd., H Shares	149,400	244,613
Huazhong In-Vehicle Holdings Co. Ltd.	74,000	28,329
Huijing Holdings Co. Ltd.(2)	92,000	22,705
Inke Ltd.(1)	154,000	39,867
Jiangsu Expressway Co. Ltd., H Shares	80,000	85,595
Jinchuan Group International Resources Co. Ltd.	433,000	77,368
Jinxin Fertility Group Ltd.(1)(2)	80,500	94,127
Jiumaojiu International Holdings Ltd.	30,000	67,395
JNBY Design Ltd.	11,000	14,849
Kaisa Prosperity Holdings Ltd.(1)	1,000	1,347
Kingboard Holdings Ltd.	51,000	238,586
Kingboard Laminates Holdings Ltd.	60,500	100,814
Lee & Man Paper Manufacturing Ltd.	52,000	33,428
LexinFintech Holdings Ltd., ADR(1)	6,192	21,982
Li Auto, Inc., ADR(1)	3,335	101,551

Avantis Emerging Markets Value ETF
	Shares	Value
Longfor Group Holdings Ltd.	119,500	$639,029
Lonking Holdings Ltd.	205,000	54,638
Luoyang Glass Co. Ltd., H Shares(1)(2)	30,000	51,934
Maoyan Entertainment(1)	24,200	26,448
Meitu, Inc.(1)	285,500	46,038
Midea Real Estate Holding Ltd.	33,000	48,354
Minth Group Ltd.	38,000	137,401
MMG Ltd.(1)	328,000	118,811
Nam Tai Property, Inc.(1)(2)	1,207	9,221
NetDragon Websoft Holdings Ltd.	28,000	62,789
NetEase, Inc., ADR	6,768	645,261
New China Life Insurance Co. Ltd., H Shares	61,600	176,291
New Oriental Education & Technology Group, Inc., ADR(1)	51,320	77,493
Nexteer Automotive Group Ltd.	80,000	80,126
Nine Dragons Paper Holdings Ltd.	92,000	88,133
NiSun International Enterprise Development Group Co. Ltd.(1)	510	433
Noah Holdings Ltd., ADR(1)	2,486	70,503
People's Insurance Co. Group of China Ltd. (The), H Shares	236,000	75,894
Perennial Energy Holdings Ltd.(2)	50,000	10,533
PICC Property & Casualty Co. Ltd., H Shares	450,000	475,014
Poly Property Group Co. Ltd.	93,000	25,245
Poly Property Services Co. Ltd.	3,800	26,943
Postal Savings Bank of China Co. Ltd., H Shares	70,000	57,476
Powerlong Commercial Management Holdings Ltd.	15,500	27,126
Q Technology Group Co. Ltd.	41,000	38,719
Qudian, Inc., ADR(1)	3,671	3,021
Redsun Properties Group Ltd.(2)	58,000	16,641
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	5,185
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	109,200	150,783
Shanghai Industrial Holdings Ltd.	44,000	66,893
Shenzhen International Holdings Ltd.	123,000	126,737
Shimao Services Holdings Ltd.	30,000	21,882
Shougang Fushan Resources Group Ltd.	202,000	66,794
Shui On Land Ltd.	336,000	49,075
Sino Biopharmaceutical Ltd.	840,000	536,226
Sino-Ocean Group Holding Ltd.	354,000	76,144
Sinopec Engineering Group Co. Ltd., H Shares	93,500	44,729
SSY Group Ltd.	116,000	54,171
Sun King Technology Group Ltd.(1)(2)	102,000	41,592
Sunac China Holdings Ltd.	190,000	155,306
Tiangong International Co. Ltd.(2)	134,000	63,244
Tingyi Cayman Islands Holding Corp.	194,000	429,206
Tong Ren Tang Technologies Co. Ltd., H Shares	19,000	16,443
Tongcheng Travel Holdings Ltd.(1)	49,600	92,377
Tongda Group Holdings Ltd.(1)(2)	190,000	3,702
Topsports International Holdings Ltd.	108,000	112,269
Truly International Holdings Ltd.	174,000	60,376
Tsingtao Brewery Co. Ltd., H Shares	8,000	76,967
Uni-President China Holdings Ltd.	117,000	121,665
Vipshop Holdings Ltd., ADR(1)	19,309	167,409
Vnet Group, Inc., ADR(1)	1,416	11,144

Avantis Emerging Markets Value ETF
	Shares	Value
Want Want China Holdings Ltd.	462,000	$491,811
Wasion Holdings Ltd.	68,000	26,328
Weibo Corp., ADR(1)	1,809	49,621
West China Cement Ltd.	242,000	41,545
Wuling Motors Holdings Ltd.(2)	170,000	25,621
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	44,000	27,687
Xinchen China Power Holdings Ltd.(1)	43,000	3,649
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	29,000	21,673
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	10,000	2,082
Xinyi Solar Holdings Ltd.	176,000	319,680
XTEP International Holdings Ltd.	130,000	215,680
Yadea Group Holdings Ltd.	94,000	139,452
Yankuang Energy Group Co. Ltd., H Shares(2)	158,000	388,749
Yuexiu Property Co. Ltd.	74,000	74,020
Yuexiu Transport Infrastructure Ltd.	90,000	55,910
Yum China Holdings, Inc.	14,480	753,250
Zhejiang Expressway Co. Ltd., H Shares	134,000	120,882
Zhongsheng Group Holdings Ltd.	27,000	188,539
Zhou Hei Ya International Holdings Co. Ltd.(1)	14,500	9,688
Zijin Mining Group Co. Ltd., H Shares	56,000	83,114
		23,576,562
Greece — 0.3%
Alpha Services and Holdings SA(1)	19,084	26,041
Eurobank Ergasias Services and Holdings SA(1)	59,053	64,688
JUMBO SA	3,338	47,958
Mytilineos SA	1,330	21,429
National Bank of Greece SA(1)	18,811	69,771
Piraeus Financial Holdings SA(1)	5,753	9,111
Titan Cement International SA(1)	914	13,323
Viohalco SA	4,626	22,270
		274,591
Hong Kong†
Tianli Education International Holdings Ltd.	27,000	6,603
Hungary — 0.2%
MOL Hungarian Oil & Gas plc	10,268	80,093
OTP Bank Nyrt(1)	2,550	97,306
		177,399
India — 14.8%
ACC Ltd.	3,919	109,156
Aditya Birla Capital Ltd.(1)	24,851	35,064
Alembic Pharmaceuticals Ltd.	4,833	46,700
Allcargo Logistics Ltd.	6,479	27,835
Amara Raja Batteries Ltd.	3,589	26,846
Ambika Cotton Mills Ltd.	311	10,465
Andhra Sugars Ltd. (The)	4,689	9,062
Apar Industries Ltd.	1,441	12,083
APL Apollo Tubes Ltd.(1)	6,591	75,111
Apollo Tyres Ltd.	23,641	58,347
Aptech Ltd.	1,562	6,428
Arvind Ltd.(1)	11,995	18,946
Ashoka Buildcon Ltd.(1)	7,902	9,852

Avantis Emerging Markets Value ETF
	Shares	Value
Aster DM Healthcare Ltd.(1)	9,036	$20,612
Aurobindo Pharma Ltd.	7,244	60,302
Avadh Sugar & Energy Ltd.	1,300	9,360
Avanti Feeds Ltd.	3,159	20,163
Bajaj Consumer Care Ltd.	5,743	12,410
Bajaj Hindusthan Sugar Ltd.(1)	66,565	12,004
Balrampur Chini Mills Ltd.	9,248	49,065
Bandhan Bank Ltd.	26,815	109,682
Bayer CropScience Ltd.	426	24,981
Bhansali Engineering Polymers Ltd.	2,536	4,378
Bharat Electronics Ltd.	66,774	187,654
Bharat Petroleum Corp. Ltd.	31,150	145,297
Birla Corp. Ltd.	1,595	23,306
Birlasoft Ltd.	7,836	42,715
Bombay Burmah Trading Co.	1,001	12,767
Brigade Enterprises Ltd.	8,089	53,585
Brightcom Group Ltd.	26,294	41,831
Butterfly Gandhimathi Appliances Ltd.	840	15,536
Can Fin Homes Ltd.	3,933	30,507
Canara Bank(1)	15,880	46,657
Caplin Point Laboratories Ltd.	1,154	10,264
Castrol India Ltd.	21,308	30,657
CCL Products India Ltd.	5,056	30,228
Ceat Ltd.	1,017	13,245
Century Enka Ltd.	2,034	14,090
Chambal Fertilisers and Chemicals Ltd.	13,938	70,333
Cipla Ltd.	11,659	143,499
City Union Bank Ltd.	19,164	31,976
Coal India Ltd.	73,178	165,517
Coromandel International Ltd.	7,390	76,153
Cosmo Films Ltd.	877	17,688
CreditAccess Grameen Ltd.(1)	3,166	31,647
Dalmia Bharat Ltd.	3,919	81,841
Dalmia Bharat Sugar & Industries Ltd.	1,821	9,626
DCB Bank Ltd.(1)	7,689	7,496
DCM Shriram Ltd.	4,031	56,320
Deepak Fertilisers & Petrochemicals Corp. Ltd.	5,093	38,603
Deepak Nitrite Ltd.	3,263	87,190
Dhampur Sugar Mills Ltd.(1)	1,877	9,412
Dish TV India Ltd.(1)	67,412	13,034
Dr Reddy's Laboratories Ltd., ADR	2,246	119,981
Eicher Motors Ltd.	4,757	164,309
EID Parry India Ltd.	7,091	39,101
Elecon Engineering Co. Ltd.	3,928	7,789
Emami Ltd.	7,497	49,445
Engineers India Ltd.	15,577	12,810
Equitas Holdings Ltd.(1)	11,956	17,048
Escorts Ltd.	4,406	108,619
Eveready Industries India Ltd.(1)	3,482	17,517
Everest Industries Ltd.	1,179	10,232
Exide Industries Ltd.	29,700	59,033

Avantis Emerging Markets Value ETF
	Shares	Value
Federal Bank Ltd.	93,876	$121,701
Filatex India Ltd.	3,577	5,425
Finolex Industries Ltd.	20,683	42,249
Future Consumer Ltd.(1)	106,536	10,247
Galaxy Surfactants Ltd.	518	19,171
Garden Reach Shipbuilders & Engineers Ltd.	2,741	7,995
GHCL Ltd.	1,496	8,279
Glenmark Pharmaceuticals Ltd.	6,176	36,872
Globus Spirits Ltd.	932	17,813
Godawari Power and Ispat Ltd.	4,846	20,744
Granules India Ltd.	9,687	37,575
Graphite India Ltd.	1,672	10,416
Grasim Industries Ltd.	9,892	211,101
Great Eastern Shipping Co. Ltd. (The)	8,948	38,776
Greaves Cotton Ltd.	3,184	7,337
Greenpanel Industries Ltd.	4,675	30,024
Greenply Industries Ltd.	5,568	12,912
Gufic Biosciences Ltd.	5,829	15,829
Gujarat Alkalies & Chemicals Ltd.	1,516	12,895
Gujarat Ambuja Exports Ltd.	4,045	10,452
Gujarat Mineral Development Corp. Ltd.	5,151	9,180
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	7,259	53,633
Gujarat Pipavav Port Ltd.	14,200	15,903
Gujarat State Fertilizers & Chemicals Ltd.	13,070	21,939
Hathway Cable & Datacom Ltd.(1)	37,648	9,357
HBL Power Systems Ltd.	17,551	14,092
HEG Ltd.	358	5,432
Hero MotoCorp Ltd.	3,117	105,586
HFCL Ltd.	56,287	54,913
HIL Ltd.	160	8,865
Himatsingka Seide Ltd.	4,246	9,217
Hindalco Industries Ltd.	59,960	460,800
Hinduja Global Solutions Ltd.	475	7,696
Hinduja Global Solutions Ltd.(1)	475	7,650
Hindustan Petroleum Corp. Ltd.	38,804	141,163
HSIL Ltd.	4,780	18,062
I G Petrochemicals Ltd.	1,051	9,346
IIFL Finance Ltd.	8,126	32,288
IIFL Securities Ltd.	8,473	9,610
India Cements Ltd. (The)	12,649	34,139
India Glycols Ltd.	637	6,495
Indiabulls Housing Finance Ltd.	20,046	40,209
Indiabulls Real Estate Ltd.(1)	15,634	22,600
Indian Bank	11,574	22,171
Indian Metals & Ferro Alloys Ltd.	1,190	5,383
Indian Oil Corp. Ltd.	75,258	115,513
Indus Towers Ltd.(1)	32,025	91,918
Intellect Design Arena Ltd.(1)	5,380	47,023
IOL Chemicals and Pharmaceuticals Ltd.	972	4,564
ISGEC Heavy Engineering Ltd.	1,198	9,125
Jaiprakash Power Ventures Ltd.(1)	131,795	12,779

Avantis Emerging Markets Value ETF
	Shares	Value
Jammu & Kashmir Bank Ltd. (The)(1)	25,685	$11,694
Jamna Auto Industries Ltd.	7,499	10,177
JBM Auto Ltd.	1,878	10,757
Jindal Poly Films Ltd.	939	12,738
Jindal Saw Ltd.	4,533	5,271
Jindal Stainless Hisar Ltd.(1)	7,936	37,379
Jindal Stainless Ltd.(1)	14,012	36,295
Jindal Steel & Power Ltd.(1)	21,699	123,745
JK Cement Ltd.	1,760	66,695
JK Lakshmi Cement Ltd.	3,438	20,527
JK Paper Ltd.	2,291	6,870
JK Tyre & Industries Ltd.	6,818	9,632
JM Financial Ltd.	15,193	13,795
JSW Steel Ltd.	26,177	219,618
Jubilant Pharmova Ltd.	4,145	21,865
Karnataka Bank Ltd. (The)	11,225	8,983
Karur Vysya Bank Ltd. (The)	23,275	14,744
Kaveri Seed Co. Ltd.	1,455	9,435
KEC International Ltd.	9,971	61,894
Kirloskar Ferrous Industries Ltd.	3,696	9,985
Kitex Garments Ltd.	2,080	6,645
KNR Constructions Ltd.	8,981	37,133
Kolte-Patil Developers Ltd.(1)	2,489	9,183
KPIT Technologies Ltd.	13,137	100,068
KPR Mill Ltd.	5,212	43,983
KRBL Ltd.	4,023	10,404
Larsen & Toubro Ltd.	20,898	506,624
LG Balakrishnan & Bros Ltd.	1,108	8,719
LIC Housing Finance Ltd.	17,434	79,885
LT Foods Ltd.	11,320	9,458
LUX Industries Ltd.	271	8,940
Maharashtra Seamless Ltd.	1,815	12,323
Mahindra & Mahindra Ltd.	34,455	363,730
Mahindra Logistics Ltd.	1,585	8,478
Maithan Alloys Ltd.	648	9,157
Manali Petrochemicals Ltd.	8,294	10,928
Manappuram Finance Ltd.	33,236	50,508
Marksans Pharma Ltd.	6,924	4,352
Max Financial Services Ltd.(1)	7,099	78,513
Mazagon Dock Shipbuilders Ltd.	2,533	8,125
MOIL Ltd.	2,570	5,788
Motherson Sumi Systems Ltd.	33,346	67,043
Motherson Sumi Wiring India Ltd.(1)	33,346	15,401
Motilal Oswal Financial Services Ltd.	3,345	39,275
MRF Ltd.	68	59,500
MSTC Ltd.	2,242	9,197
Muthoot Finance Ltd.	5,720	103,632
National Aluminium Co. Ltd.	55,155	89,688
Nava Bharat Ventures Ltd.	5,117	8,648
NBCC India Ltd.	52,801	27,472
NCC Ltd.	12,620	10,531

Avantis Emerging Markets Value ETF
	Shares	Value
Neuland Laboratories Ltd.	654	$9,280
NIIT Ltd.	6,404	36,104
NTPC Ltd.	184,583	328,582
Oil & Natural Gas Corp. Ltd.	95,242	205,129
Oil India Ltd.	15,344	45,766
Olectra Greentech Ltd.(1)	2,809	23,796
Orient Cement Ltd.	11,013	21,326
Orient Electric Ltd.	8,736	38,424
PCBL Ltd.	2,613	6,684
Petronet LNG Ltd.	42,897	123,093
PNB Housing Finance Ltd.(1)	2,180	11,884
PNC Infratech Ltd.	6,333	22,381
Polyplex Corp. Ltd.	1,083	26,130
Praj Industries Ltd.	5,236	23,819
Prince Pipes & Fittings Ltd.	1,399	12,020
Prism Johnson Ltd.(1)	6,637	10,443
Ramco Cements Ltd. (The)	7,565	79,328
Rashtriya Chemicals & Fertilizers Ltd.	6,955	6,603
Raymond Ltd.(1)	2,791	27,342
RBL Bank Ltd.(1)	13,710	24,264
REC Ltd.	42,706	69,566
Redington India Ltd.	39,092	80,046
Reliance Power Ltd.(1)	238,721	41,791
Rhi Magnesita India Ltd.	2,023	14,110
Rupa & Co. Ltd.	917	5,616
Sanofi India Ltd.	369	35,575
Sarda Energy & Minerals Ltd.	877	9,919
Sharda Cropchem Ltd.	1,574	11,226
Share India Securities Ltd.	1,267	18,445
Shipping Corp. of India Ltd.	7,833	10,890
Shree Cement Ltd.	307	99,945
Shriram City Union Finance Ltd.	1,365	28,836
Shriram Transport Finance Co. Ltd.	10,406	156,413
Sobha Ltd.	3,521	36,333
Somany Home Innovation Ltd.	2,624	14,078
Sonata Software Ltd.	4,076	39,961
Southern Petrochemical Industries Corp. Ltd.(1)	13,120	9,532
State Bank of India, GDR	5,272	341,996
Sterling and Wilson Renewable(1)	3,352	14,287
Sterlite Technologies Ltd.	10,152	23,943
Strides Pharma Science Ltd.	1,933	8,240
Sudarshan Chemical Industries	2,440	17,460
Sun TV Network Ltd.	6,461	38,572
Supreme Industries Ltd.	4,047	110,235
Supreme Petrochem Ltd.	2,168	19,137
Surya Roshni Ltd.	1,022	5,671
Tanla Platforms Ltd.	3,889	81,546
Tata Chemicals Ltd.	8,079	90,766
Tata Motors Ltd., ADR(1)(2)	19,375	586,869
Tata Steel Long Products Ltd.	1,015	9,599
Tata Steel Ltd.	10,920	178,801

Avantis Emerging Markets Value ETF
	Shares	Value
Tech Mahindra Ltd.	24,598	$463,126
Thermax Ltd.	2,815	68,064
Thirumalai Chemicals Ltd.	5,168	14,520
Time Technoplast Ltd.	5,708	5,214
Tinplate Co. of India Ltd. (The)	1,983	8,690
Transport Corp. of India Ltd.	1,955	16,163
Triveni Engineering & Industries Ltd.	5,668	18,818
Triveni Turbine Ltd.	7,053	16,575
Tube Investments of India Ltd.	4,947	100,200
TV Today Network Ltd.	1,420	7,084
TV18 Broadcast Ltd.(1)	31,080	25,306
Uflex Ltd.	3,262	22,653
UltraTech Cement Ltd.	2,828	247,512
Usha Martin Ltd.(1)	8,471	9,896
Valiant Organics Ltd.(1)	576	6,808
Vedanta Ltd.	38,140	194,120
VRL Logistics Ltd.	2,447	14,962
Wipro Ltd., ADR	4,634	33,782
Zee Entertainment Enterprises Ltd.	61,686	188,961
Zensar Technologies Ltd.	6,717	31,174
		12,298,734
Indonesia — 2.0%
Adaro Energy Tbk PT	641,600	109,926
AKR Corporindo Tbk PT	148,500	7,855
Aneka Tambang Tbk	179,600	27,981
Astra Agro Lestari Tbk PT	22,600	17,935
Astra International Tbk PT	446,500	181,071
Bank BTPN Syariah Tbk PT	89,000	22,336
Bank Mandiri Persero Tbk PT	154,200	83,367
Bank Tabungan Negara Persero Tbk PT(1)	177,500	22,065
BFI Finance Indonesia Tbk PT	448,000	40,374
Buana Lintas Lautan Tbk PT(1)	345,100	2,751
Bukit Asam Tbk PT	69,700	15,312
Charoen Pokphand Indonesia Tbk PT	27,000	10,933
Ciputra Development Tbk PT	531,300	34,270
Delta Dunia Makmur Tbk PT(1)	112,100	3,181
Elnusa Tbk PT	84,100	1,832
Erajaya Swasembada Tbk PT	222,600	8,669
Indah Kiat Pulp & Paper Tbk PT	119,500	67,531
Indo Tambangraya Megah Tbk PT	19,700	36,639
Indocement Tunggal Prakarsa Tbk PT	7,400	5,669
Indosat Tbk PT	35,900	13,672
Jaccs Mitra Pinasthika Mustika Tbk PT	139,800	9,462
Japfa Comfeed Indonesia Tbk PT	180,800	19,859
Kalbe Farma Tbk PT	566,100	64,837
Link Net Tbk PT	59,300	18,062
Lippo Karawaci Tbk PT(1)	246,800	2,238
Matahari Department Store Tbk PT	66,100	21,085
Medco Energi Internasional Tbk PT(1)	391,200	16,516
Media Nusantara Citra Tbk PT	354,600	21,585
Metrodata Electronics Tbk PT	109,500	4,733

Avantis Emerging Markets Value ETF
	Shares	Value
Mitra Adiperkasa Tbk PT(1)	369,600	$20,315
MNC Vision Networks Tbk PT(1)	957,600	8,484
Pabrik Kertas Tjiwi Kimia Tbk PT	15,900	8,295
Pakuwon Jati Tbk PT(1)	205,900	6,629
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	165,900	16,449
PP Persero Tbk PT(1)	180,000	12,123
Semen Indonesia Persero Tbk PT	66,700	33,692
Smartfren Telecom Tbk PT(1)	1,118,400	6,191
Summarecon Agung Tbk PT(1)	361,600	17,559
Telkom Indonesia Persero Tbk PT, ADR(2)	16,028	476,192
Timah Tbk PT(1)	113,400	12,622
United Tractors Tbk PT	49,700	86,726
XL Axiata Tbk PT	112,100	22,397
		1,619,420
Malaysia — 1.9%
Aeon Co. M Bhd	10,100	3,516
Alliance Bank Malaysia Bhd	62,600	51,240
AMMB Holdings Bhd(1)	93,200	74,746
Ann Joo Resources Bhd	5,900	2,682
Bank Islam Malaysia Bhd	36,800	26,236
Bumi Armada Bhd(1)	227,500	25,992
Bursa Malaysia Bhd	16,800	25,267
Cahya Mata Sarawak Bhd	10,000	2,867
Chin Hin Group Bhd	13,100	7,760
Dagang NeXchange Bhd(1)	37,400	10,140
Eco World Development Group Bhd	45,100	11,321
Formosa Prosonic Industries Bhd	4,800	4,236
Fraser & Neave Holdings Bhd	2,700	14,550
Gamuda Bhd	51,000	35,020
Genting Bhd	44,000	48,772
Genting Plantations Bhd	3,300	7,167
Hartalega Holdings Bhd	44,600	49,024
Hiap Teck Venture Bhd	109,800	12,739
Hibiscus Petroleum Bhd	117,300	33,867
IJM Corp. Bhd	134,300	49,375
Jaya Tiasa Holdings Bhd(1)	19,900	5,176
Kossan Rubber Industries Bhd	48,500	19,995
Lotte Chemical Titan Holding Bhd	7,800	4,053
Malayan Banking Bhd	90,900	189,932
Malaysia Building Society Bhd	124,700	17,255
Malaysian Bulk Carriers Bhd(1)	25,900	3,155
MISC Bhd	33,400	58,582
PESTECH International Bhd	17,000	2,784
Petronas Chemicals Group Bhd	52,500	119,616
Petronas Dagangan Bhd	4,800	24,661
Public Bank Bhd	254,100	269,866
RHB Bank Bhd	69,000	97,241
Rubberex Corp. M Bhd(1)	1,400	135
Sapura Energy Bhd(1)	62,700	600
Scientex Bhd	6,600	6,969
Serba Dinamik Holdings Bhd	21,300	1,776

Avantis Emerging Markets Value ETF
	Shares	Value
Sime Darby Bhd	87,900	$47,601
Sime Darby Plantation Bhd	55,600	65,232
Supermax Corp. Bhd	44,020	11,021
Syarikat Takaful Malaysia Keluarga Bhd	5,700	5,057
Ta Ann Holdings Bhd	8,800	11,527
TASCO Bhd	6,400	1,617
Telekom Malaysia Bhd	29,200	35,191
Top Glove Corp. Bhd	69,000	33,675
Unisem M Bhd	11,800	8,345
Westports Holdings Bhd	23,600	21,996
Yinson Holdings Bhd	28,000	35,150
		1,594,725
Mexico — 2.4%
Alpek SAB de CV	9,250	11,901
America Movil SAB de CV, Class L ADR	9,457	171,361
Banco del Bajio SA	29,800	72,459
Coca-Cola Femsa SAB de CV	9,109	50,435
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	3,564	68,037
GCC SAB de CV	5,000	33,199
Genomma Lab Internacional SAB de CV, Class B	38,700	35,278
Gentera SAB de CV(1)	52,600	39,602
Gruma SAB de CV, B Shares	8,410	113,887
Grupo Comercial Chedraui SA de CV	8,000	18,026
Grupo Financiero Banorte SAB de CV	57,500	390,211
Grupo Financiero Inbursa SAB de CV(1)	97,900	159,988
Grupo Mexico SAB de CV, Series B	66,000	337,138
Grupo Televisa SAB, ADR	10,613	113,241
Industrias Penoles SAB de CV	5,850	73,490
Megacable Holdings SAB de CV	38,700	113,846
Nemak SAB de CV(1)	111,950	23,231
Qualitas Controladora SAB de CV	9,350	51,221
Regional SAB de CV	11,250	66,810
		1,943,361
Philippines — 0.9%
Alliance Global Group, Inc.	92,300	23,075
Ayala Corp.	6,750	111,923
Bank of the Philippine Islands	53,020	103,623
BDO Unibank, Inc.	38,480	97,515
DMCI Holdings, Inc.	174,600	28,913
First Gen Corp.	6,300	3,437
Globe Telecom, Inc.	735	36,931
GT Capital Holdings, Inc.	2,380	26,953
International Container Terminal Services, Inc.	8,120	33,466
JG Summit Holdings, Inc.	33,270	39,297
Megaworld Corp.	224,000	14,074
Metropolitan Bank & Trust Co.	73,070	81,524
Nickel Asia Corp.	186,900	28,312
PLDT, Inc., ADR(2)	300	10,557
Puregold Price Club, Inc.	23,000	15,802
Robinsons Retail Holdings, Inc.	10,940	13,177
Security Bank Corp.	21,850	49,872

Avantis Emerging Markets Value ETF
	Shares	Value
Semirara Mining & Power Corp.	26,500	$14,369
Universal Robina Corp.	16,320	38,249
		771,069
Poland — 0.8%
Alior Bank SA(1)	4,672	52,044
Bank Handlowy w Warszawie SA	640	8,826
Bank Millennium SA(1)	27,359	45,626
Budimex SA	242	13,164
CD Projekt SA	1,059	42,063
Ciech SA	1,684	16,178
Grupa Azoty SA(1)	607	4,704
Grupa Lotos SA(1)	2,935	37,657
Jastrzebska Spolka Weglowa SA(1)	2,423	28,304
KGHM Polska Miedz SA	2,399	94,202
KRUK SA	469	29,284
LPP SA	25	51,416
Mercator Medical SA(1)	72	1,150
Orange Polska SA(1)	29,116	54,109
Polski Koncern Naftowy ORLEN SA	8,423	142,280
Polskie Gornictwo Naftowe i Gazownictwo SA	39,239	51,713
		672,720
Russia — 0.4%
Globaltrans Investment plc, GDR	15,648	29,257
LUKOIL PJSC, ADR	7,931	148,761
Novolipetsk Steel PJSC, GDR	7,086	54,327
VTB Bank PJSC, GDR	76,299	54,172
		286,517
South Africa — 4.4%
Absa Group Ltd.	21,231	244,086
AECI Ltd.	4,930	34,768
Anglo American Platinum Ltd.	1,068	166,535
AngloGold Ashanti Ltd., ADR	12,214	283,853
ArcelorMittal South Africa Ltd.(1)	18,172	10,373
Aspen Pharmacare Holdings Ltd.	4,044	52,974
Astral Foods Ltd.	2,051	21,770
Aveng Ltd.(1)	8,033	10,064
Barloworld Ltd.	8,715	69,546
Gold Fields Ltd., ADR	23,566	330,395
Grindrod Shipping Holdings Ltd.(2)	953	23,858
Harmony Gold Mining Co. Ltd., ADR	30,014	127,560
Impala Platinum Holdings Ltd.	19,083	363,996
KAP Industrial Holdings Ltd.	138,769	42,241
Kumba Iron Ore Ltd.	1,035	40,912
Motus Holdings Ltd.	10,533	75,267
MTN Group Ltd.(1)	40,738	508,514
Murray & Roberts Holdings Ltd.(1)	2,491	2,044
Nedbank Group Ltd.	2,611	37,175
Ninety One Ltd.	1,384	4,515
Old Mutual Ltd.	228,953	187,974
Omnia Holdings Ltd.	10,908	45,127
PPC Ltd.(1)	14,845	3,936

Avantis Emerging Markets Value ETF
	Shares	Value
Reinet Investments SCA	3,689	$75,973
Remgro Ltd.	2,425	22,052
Royal Bafokeng Platinum Ltd.	9,578	113,540
Sappi Ltd.(1)	26,015	86,314
Sasol Ltd., ADR(1)	12,659	290,777
Shoprite Holdings Ltd.	2,019	30,116
Sibanye Stillwater Ltd., ADR	12,971	248,006
Standard Bank Group Ltd.	912	9,664
Telkom SA SOC Ltd.(1)	22,496	60,412
		3,624,337
South Korea — 14.5%
Advanced Process Systems Corp.(1)	564	10,599
Ananti, Inc.(1)	4,469	34,935
Asiana Airlines, Inc.(1)	1,951	31,526
BGF retail Co. Ltd.	273	38,675
Binggrae Co. Ltd.(1)	448	19,995
Bioneer Corp.(1)	59	1,903
BNK Financial Group, Inc.	21,836	143,747
Boditech Med, Inc.	749	9,515
CJ CheilJedang Corp.	335	106,113
CJ Corp.	809	56,990
CJ ENM Co. Ltd.	581	63,401
CJ Logistics Corp.(1)	381	39,503
Cosmax, Inc.(1)	357	25,728
Coway Co. Ltd.	1,880	112,911
Cuckoo Homesys Co. Ltd.(1)	487	15,725
Daeduck Electronics Co. Ltd.	2,213	46,399
Daewoo Engineering & Construction Co. Ltd.(1)	8,572	45,088
Daishin Securities Co. Ltd.	3,023	42,924
Daou Data Corp.	1,262	14,600
Daou Technology, Inc.	1,438	25,907
DB Financial Investment Co. Ltd.(1)	1,187	6,196
DB HiTek Co. Ltd.	2,815	165,002
DB Insurance Co. Ltd.	3,556	183,074
Dentium Co. Ltd.(1)	245	12,429
DGB Financial Group, Inc.	14,137	111,900
Dongjin Semichem Co. Ltd.(1)	1,836	54,925
Dongkuk Steel Mill Co. Ltd.	4,374	60,783
Dongwon F&B Co. Ltd.	47	6,790
Dongwon Industries Co. Ltd.	77	13,490
Dreamtech Co. Ltd.	1,784	16,900
E-MART, Inc.	1,160	126,503
Eugene Investment & Securities Co. Ltd.(1)	4,137	11,668
Fila Holdings Corp.	900	26,596
GOLFZON Co. Ltd.(1)	111	14,117
GS Engineering & Construction Corp.	3,972	142,750
GS Holdings Corp.	2,504	83,731
GS Retail Co. Ltd.	2,002	44,519
Halla Holdings Corp.	581	19,697
Hana Financial Group, Inc.	14,533	590,444
Handsome Co. Ltd.	1,100	32,986

Avantis Emerging Markets Value ETF
	Shares	Value
Hankook Tire & Technology Co. Ltd.	3,080	$90,747
Hansae Co. Ltd.	752	14,271
Hanwha Corp., Preference Shares	1,870	23,918
Hanwha Corp.	3,666	93,517
Hanwha Investment & Securities Co. Ltd.(1)	6,437	26,075
Hanwha Life Insurance Co. Ltd.(1)	17,681	43,664
Harim Holdings Co. Ltd.	1,874	16,355
HDC Holdings Co. Ltd.(1)	1,104	7,065
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	2,113	28,437
Hite Jinro Co. Ltd.(1)	1,082	32,196
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	7,351
HMM Co. Ltd.(1)	6,865	166,293
Humax Co. Ltd.(1)	1,427	5,008
Hyosung Chemical Corp.(1)	138	32,063
Hyosung Heavy Industries Corp.(1)	208	9,757
Hyosung TNC Corp.	107	43,510
Hyundai Doosan Infracore Co. Ltd.(1)	5,780	32,738
Hyundai Electric & Energy System Co. Ltd.(1)	1,272	21,821
Hyundai Elevator Co. Ltd.(1)	1,174	37,149
Hyundai Engineering & Construction Co. Ltd.	2,420	88,166
Hyundai Home Shopping Network Corp.	151	7,342
Hyundai Marine & Fire Insurance Co. Ltd.	4,655	111,809
Hyundai Motor Co.	3,274	481,758
Hyundai Steel Co.	5,227	174,325
Hyundai Wia Corp.	780	40,093
ICD Co. Ltd.	881	7,400
Ilyang Pharmaceutical Co. Ltd.	601	12,653
iMarketKorea, Inc.	1,069	8,918
Industrial Bank of Korea	16,481	148,058
Innocean Worldwide, Inc.	188	7,840
JB Financial Group Co. Ltd.	7,026	48,124
Jusung Engineering Co. Ltd.	2,401	52,509
KB Financial Group, Inc., ADR(2)	15,420	758,664
KCC Glass Corp.	320	15,545
KEPCO Plant Service & Engineering Co. Ltd.(1)	848	26,361
Kginicis Co. Ltd.	734	10,715
KH Vatec Co. Ltd.	1,317	24,238
Kia Corp.	10,630	659,010
KISCO Corp.	2,176	15,336
KIWOOM Securities Co. Ltd.(1)	1,033	87,717
Kolon Industries, Inc.	1,006	49,622
Korea Electric Terminal Co. Ltd.	348	16,956
Korea Investment Holdings Co. Ltd.(1)	2,177	144,629
Korea Line Corp.(1)	12,529	29,182
Korea Petrochemical Ind Co. Ltd.(1)	223	31,898
Korean Air Lines Co. Ltd.(1)	9,197	226,586
KTB Investment & Securities Co. Ltd.(1)	3,757	15,955
Kumho Petrochemical Co. Ltd.(1)	1,046	141,117
LF Corp.	1,220	18,184
LG Display Co. Ltd., ADR(1)(2)	21,254	166,631

Avantis Emerging Markets Value ETF
	Shares	Value
LG Electronics, Inc.	4,675	$488,053
LG Innotek Co. Ltd.	804	221,946
LG Uplus Corp.	6,888	75,660
Lotte Chilsung Beverage Co. Ltd.	252	34,649
Lotte Rental Co. Ltd.	1,220	38,789
Lotte Shopping Co. Ltd.	614	43,872
LS Electric Co. Ltd.	779	28,084
Lutronic Corp.(1)	1,374	24,619
LX Hausys Ltd.	450	20,746
LX Semicon Co. Ltd.	767	73,673
Maeil Dairies Co. Ltd.	165	9,376
Mcnex Co. Ltd.	1,178	45,298
MegaStudyEdu Co. Ltd.(1)	530	36,809
Meritz Financial Group, Inc.	3,220	99,012
Meritz Fire & Marine Insurance Co. Ltd.	3,987	137,021
Meritz Securities Co. Ltd.	23,671	115,916
Mirae Asset Life Insurance Co. Ltd.	707	2,412
Mirae Asset Securities Co. Ltd.	17,749	130,977
Nexen Tire Corp.(1)	859	4,522
NH Investment & Securities Co. Ltd.(1)	10,825	104,753
NICE Holdings Co. Ltd.	1,180	16,443
Pan Ocean Co. Ltd.	5,495	30,324
Partron Co. Ltd.	2,693	25,929
S-Oil Corp.	1,678	119,506
Samsung Electro-Mechanics Co. Ltd.	1,212	169,448
Samsung Engineering Co. Ltd.(1)	9,195	179,625
Samsung Fire & Marine Insurance Co. Ltd.	1,786	284,011
Samsung Life Insurance Co. Ltd.	2,264	113,199
Samsung Securities Co. Ltd.	4,689	166,187
Samyang Foods Co. Ltd.	173	12,657
Samyang Holdings Corp.	187	13,024
Sangsangin Co. Ltd.	4,231	33,018
SD Biosensor, Inc.	949	43,266
Seah Besteel Corp.	627	9,296
SeAH Steel Holdings Corp.	50	5,310
Seegene, Inc.	1,253	53,704
Shinhan Financial Group Co. Ltd., ADR	18,286	592,832
Shinsegae, Inc.	497	109,085
SIMMTECH Co. Ltd.	1,741	78,159
SK Hynix, Inc.	3,355	349,774
SK Networks Co. Ltd.	8,256	30,462
SK Telecom Co. Ltd., ADR	2,501	62,700
SK, Inc.	711	135,808
SL Corp.(1)	1,055	21,031
Soulbrain Co. Ltd.	80	15,275
SPC Samlip Co. Ltd.(1)	160	11,250
TES Co. Ltd.	1,004	21,429
Tesna, Inc.	942	35,005
Tongyang Life Insurance Co. Ltd.	3,404	17,478
Unid Co. Ltd.	317	23,118
Value Added Technology Co. Ltd.(1)	652	19,985

Avantis Emerging Markets Value ETF
	Shares	Value
WONIK IPS Co. Ltd.	1,028	$31,038
Woori Financial Group, Inc.	33,231	397,496
Woori Technology Investment Co. Ltd.(1)	5,046	36,140
Youngone Corp.(1)	883	31,403
Youngone Holdings Co. Ltd.(1)	332	12,881
Yuanta Securities Korea Co. Ltd.(1)	5,679	16,878
Zinus, Inc.(1)	373	23,415
		12,053,736
Taiwan — 19.2%
AcBel Polytech, Inc.	15,000	18,099
Acer, Inc.	126,000	130,766
Acter Group Corp. Ltd.	5,000	39,475
Advanced International Multitech Co. Ltd.	5,000	15,238
Advanced Power Electronics Corp.	4,000	14,705
Alexander Marine Co. Ltd.	2,000	9,902
Allied Circuit Co. Ltd.	2,000	13,659
Alltek Technology Corp.	10,000	12,214
Alltop Technology Co. Ltd.	3,000	19,841
Anji Technology Co. Ltd.	3,000	5,237
Apex International Co. Ltd.	13,000	46,857
Arcadyan Technology Corp.	4,000	16,568
Ardentec Corp.	36,000	65,978
ASE Technology Holding Co. Ltd., ADR	38,167	275,947
Asia Cement Corp.	96,000	155,161
Asia Vital Components Co. Ltd.	19,000	75,967
ASolid Technology Co. Ltd.	2,000	10,087
ASROCK, Inc.	1,000	8,177
AU Optronics Corp.	320,000	239,577
AURAS Technology Co. Ltd.	5,000	46,353
Avermedia Technologies(1)	2,000	1,965
BenQ Materials Corp.	13,000	15,807
Bioteque Corp.	5,000	19,222
Brighton-Best International Taiwan, Inc.	22,000	31,491
Capital Securities Corp.	121,000	68,468
Career Technology MFG. Co. Ltd.(1)	9,000	7,699
Catcher Technology Co. Ltd.	32,000	164,250
Cathay Financial Holding Co. Ltd.	304,000	683,585
Central Reinsurance Co. Ltd.	12,000	12,407
Charoen Pokphand Enterprise	9,000	27,233
Cheng Loong Corp.	31,000	38,257
Chia Chang Co. Ltd.	7,000	12,135
Chicony Electronics Co. Ltd.	26,000	83,634
Chicony Power Technology Co. Ltd.	7,000	19,883
China Airlines Ltd.(1)	204,000	208,005
China Development Financial Holding Corp.	663,728	454,531
China Development Financial Holding Corp., Preference Shares(1)	59,976	19,939
China General Plastics Corp.	20,000	24,893
China Metal Products	24,000	30,823
China Steel Corp.	69,000	89,724
Chipbond Technology Corp.	39,000	97,042
ChipMOS Technologies, Inc.	40,000	75,551

Avantis Emerging Markets Value ETF
	Shares	Value
Chlitina Holding Ltd.	3,000	$22,621
Chung-Hsin Electric & Machinery Manufacturing Corp.	19,000	28,567
CMC Magnetics Corp.(1)	34,000	13,375
Compal Electronics, Inc.	292,000	266,015
Compeq Manufacturing Co. Ltd.	65,000	112,637
Concord Securities Co. Ltd.	46,000	22,151
Continental Holdings Corp.	11,000	9,258
Contrel Technology Co. Ltd.	7,000	4,861
CTBC Financial Holding Co. Ltd.	520,000	508,288
CTCI Corp.	43,000	63,288
CX Technology Co. Ltd.	2,000	2,774
DA CIN Construction Co. Ltd.	16,000	18,885
Darfon Electronics Corp.	14,000	22,889
Daxin Materials Corp.	3,000	12,928
Dimerco Express Corp.	9,000	32,722
Dynamic Electronics Co. Ltd.	22,000	19,714
Dynapack International Technology Corp.	8,000	28,618
Edom Technology Co. Ltd.	12,000	16,016
Elan Microelectronics Corp.	13,000	77,208
Elite Advanced Laser Corp.	9,000	16,510
Elite Material Co. Ltd.	16,000	156,900
Elite Semiconductor Microelectronics Technology, Inc.	18,000	94,773
Eva Airways Corp.(1)	120,000	141,355
Evergreen Marine Corp. Taiwan Ltd.	92,000	483,300
Everlight Electronics Co. Ltd.	29,000	52,232
Excelliance Mos Corp.	2,000	13,512
Far Eastern New Century Corp.	124,000	131,445
Far EasTone Telecommunications Co. Ltd.(1)	88,000	217,653
Farglory Land Development Co. Ltd.	19,000	41,568
Fitipower Integrated Technology, Inc.	4,000	32,446
Fittech Co. Ltd.	4,000	28,994
FLEXium Interconnect, Inc.(1)	13,000	44,377
FocalTech Systems Co. Ltd.	6,000	33,286
Formosa International Hotels Corp.	3,000	19,170
Formosan Union Chemical	34,000	34,347
Foxconn Technology Co. Ltd.	42,000	96,674
Foxsemicon Integrated Technology, Inc.	4,000	31,406
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,000	3,839
Fubon Financial Holding Co. Ltd.	236,000	637,215
Full Wang International Development Co. Ltd.	5,000	3,201
Gamania Digital Entertainment Co. Ltd.	14,000	31,839
GEM Services, Inc.	1,000	3,326
General Interface Solution Holding Ltd.	10,000	32,539
Generalplus Technology, Inc.	4,000	10,003
Global Brands Manufacture Ltd.(1)	19,760	25,534
Global Lighting Technologies, Inc.	3,000	7,907
Global PMX Co. Ltd.	1,000	5,818
Gold Circuit Electronics Ltd.	9,000	26,375
Goldsun Building Materials Co. Ltd.	2,000	1,898
Gourmet Master Co. Ltd.	2,000	8,180
Grand Fortune Securities Co. Ltd.	18,000	12,930

Avantis Emerging Markets Value ETF
	Shares	Value
Grand Pacific Petrochemical	46,000	$47,181
Great Tree Pharmacy Co. Ltd.	1,000	9,666
Greatek Electronics, Inc.	19,000	49,728
Group Up Industrial Co. Ltd.	4,000	12,340
Hai Kwang Enterprise Corp.	4,000	4,767
Hannstar Board Corp.	21,000	33,875
HannStar Display Corp.	85,000	49,024
HannsTouch Solution, Inc.	44,000	22,043
Ho Tung Chemical Corp.	73,000	27,763
Hocheng Corp.	12,000	6,431
Holy Stone Enterprise Co. Ltd.	6,000	25,274
Hon Hai Precision Industry Co. Ltd.	113,000	419,745
Horizon Securities Co. Ltd.	7,000	3,957
Hotai Finance Co. Ltd.	10,000	44,440
Hung Ching Development & Construction Co. Ltd.	4,000	4,396
Hycon Technology Corp.	3,000	15,819
Innolux Corp.	325,000	197,767
Integrated Service Technology, Inc.	4,000	6,917
International CSRC Investment Holdings Co.	52,000	47,696
International Games System Co. Ltd.	3,000	74,149
Inventec Corp.	102,000	94,197
ITE Technology, Inc.(1)	5,000	19,610
Kaori Heat Treatment Co. Ltd.	7,000	12,519
Kenda Rubber Industrial Co. Ltd.	13,000	14,028
Kerry TJ Logistics Co. Ltd.	7,000	10,809
Kindom Development Co. Ltd.	24,000	32,003
King Yuan Electronics Co. Ltd.	77,000	121,304
King's Town Bank Co. Ltd.	54,000	78,027
Kinik Co.	12,000	46,078
Kinsus Interconnect Technology Corp.	10,000	83,203
KNH Enterprise Co. Ltd.	2,000	1,670
L&K Engineering Co. Ltd.	14,000	15,790
Largan Precision Co. Ltd.	1,000	72,673
Leadtek Research, Inc.(1)	3,000	7,507
Macronix International Co. Ltd.	90,000	142,470
Marketech International Corp.	3,000	16,146
Materials Analysis Technology, Inc.	4,000	20,807
Megaforce Co. Ltd.	3,000	2,535
Micro-Star International Co. Ltd.	14,000	78,915
MIN AIK Technology Co. Ltd.(1)	1,000	803
Mirle Automation Corp.	15,000	22,632
MPI Corp.	3,000	11,569
Namchow Holdings Co. Ltd.	4,000	7,016
Nan Liu Enterprise Co. Ltd.	1,000	4,078
Nan Ya Printed Circuit Board Corp.	6,000	114,898
Nantex Industry Co. Ltd.	12,000	31,965
Nanya Technology Corp.	65,000	182,026
Netronix, Inc.	3,000	5,494
Nien Made Enterprise Co. Ltd.	4,000	51,855
Novatek Microelectronics Corp.	29,000	480,775
Nyquest Technology Co. Ltd.	2,000	10,714

Avantis Emerging Markets Value ETF
	Shares	Value
O-Bank Co. Ltd.	4,000	$1,266
OptoTech Corp.	34,000	64,692
Orient Semiconductor Electronics Ltd.(1)	36,000	29,732
Pacific Hospital Supply Co. Ltd.	1,000	2,595
Pegatron Corp.	102,000	252,813
Pegavision Corp.	1,000	15,779
PharmaEngine, Inc.	9,000	25,205
Pou Chen Corp.	64,000	73,806
Powertech Technology, Inc.	34,000	115,326
President Securities Corp.	42,000	32,481
Prince Housing & Development Corp.	83,000	41,034
Prosperity Dielectrics Co. Ltd.	4,000	8,078
Radiant Opto-Electronics Corp.	18,000	65,085
Realtek Semiconductor Corp.	25,000	412,199
Rexon Industrial Corp. Ltd.	4,000	6,162
Scientech Corp.	4,000	12,758
Sensortek Technology Corp.	1,000	15,727
Shih Her Technologies, Inc.	2,000	5,159
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	15,957
Shin Kong Financial Holding Co. Ltd.	422,000	171,136
Shin Zu Shing Co. Ltd.	6,000	19,491
Sigurd Microelectronics Corp.	30,000	61,632
Silicon Optronics, Inc.	3,000	11,500
Sino-American Silicon Products, Inc.	24,000	157,828
Sinon Corp.	37,000	42,879
SinoPac Financial Holdings Co. Ltd.	583,000	357,998
Sinopower Semiconductor, Inc.	1,000	5,369
Sinyi Realty, Inc.	17,000	20,638
Sitronix Technology Corp.	8,000	84,758
Soft-World International Corp.	4,000	13,340
Softstar Entertainment, Inc.	4,000	12,752
Solteam, Inc.	5,000	14,552
Sonix Technology Co. Ltd.	12,000	37,874
Symtek Automation Asia Co. Ltd.	3,000	12,346
T3EX Global Holdings Corp.	7,000	33,788
TA Chen Stainless Pipe(1)	77,000	147,212
TA-I Technology Co. Ltd.	4,000	8,732
Tai Tung Communication Co. Ltd.(1)	5,000	3,229
Taichung Commercial Bank Co. Ltd.	188,866	90,600
TaiDoc Technology Corp.	2,000	12,893
Taimide Tech, Inc.	6,000	9,973
Taishin Financial Holding Co. Ltd.	580,000	406,479
Taita Chemical Co. Ltd.	10,000	11,819
Taiwan Business Bank	347,000	138,132
Taiwan Cogeneration Corp.	13,000	17,209
Taiwan Glass Industry Corp.	35,000	29,127
Taiwan High Speed Rail Corp.	107,000	113,246
Taiwan Hon Chuan Enterprise Co. Ltd.	14,000	37,705
Taiwan Mobile Co. Ltd.	38,000	140,520
Taiwan Paiho Ltd.	6,000	16,895
Taiwan PCB Techvest Co. Ltd.	23,000	42,375

Avantis Emerging Markets Value ETF
	Shares	Value
Taiwan Surface Mounting Technology Corp.	16,000	$67,510
Tex-Ray Industrial Co. Ltd.	4,000	2,155
Tong Yang Industry Co. Ltd.	20,000	23,357
Topco Scientific Co. Ltd.	13,000	80,524
Topkey Corp.	1,000	4,873
TPK Holding Co. Ltd.	13,000	18,012
Tripod Technology Corp.	22,000	100,866
Tsann Kuen Enterprise Co. Ltd.	7,000	9,107
TTY Biopharm Co. Ltd.	9,000	21,982
Tung Ho Steel Enterprise Corp.(1)	20,340	51,233
TXC Corp.	14,000	48,938
UDE Corp.	2,000	3,723
Union Bank of Taiwan(1)	87,000	42,922
Unitech Computer Co. Ltd.	5,000	6,300
United Integrated Services Co. Ltd.	8,000	50,647
United Microelectronics Corp.(1)	35,000	65,952
Universal, Inc.	2,000	2,881
Unizyx Holding Corp.(1)	24,000	27,821
USI Corp.	33,000	33,846
Utechzone Co. Ltd.	3,000	10,417
Vanguard International Semiconductor Corp.	41,000	186,073
Walsin Technology Corp.(1)	11,000	58,265
Wan Hai Lines Ltd.	19,000	129,418
Wei Chuan Foods Corp.	14,000	10,836
Weikeng Industrial Co. Ltd.	16,000	17,728
Wha Yu Industrial Co. Ltd.	9,000	6,696
Wholetech System Hitech Ltd.	5,000	9,400
Winbond Electronics Corp.	187,000	225,202
Wisdom Marine Lines Co. Ltd.	19,000	61,814
Wistron Corp.	221,000	232,904
Wistron NeWeb Corp.	18,000	45,848
Wowprime Corp.	5,000	24,519
WT Microelectronics Co. Ltd.	32,000	95,890
XinTec, Inc.	8,000	34,543
Yageo Corp.	1,201	19,705
Yang Ming Marine Transport Corp.(1)	37,000	156,380
YFY, Inc.	44,000	53,150
Youngtek Electronics Corp.	9,000	26,716
Yulon Finance Corp.	13,000	94,594
Yulon Motor Co. Ltd.	36,000	53,001
Zhen Ding Technology Holding Ltd.	27,000	89,553
Zinwell Corp.(1)	9,000	5,911
Zippy Technology Corp.	8,000	12,135
ZongTai Real Estate Development Co. Ltd.	7,000	9,862
		15,879,903
Thailand — 2.4%
AAPICO Hitech PCL, NVDR	10,300	7,244
Advanced Info Service PCL, NVDR	26,800	188,654
Advanced Information Technology PCL, NVDR	38,000	8,220
AEON Thana Sinsap Thailand PCL, NVDR	4,000	24,244
Amanah Leasing PCL, NVDR	3,500	570

Avantis Emerging Markets Value ETF
	Shares	Value
AP Thailand PCL, NVDR	138,000	$44,857
Asia Plus Group Holdings PCL, NVDR	85,800	10,206
Bangchak Corp. PCL, NVDR	25,300	24,118
Bangkok Chain Hospital PCL, NVDR	40,300	23,567
BEC World PCL, NVDR(1)	56,800	28,832
Better World Green PCL, NVDR(1)	97,400	2,964
BG Container Glass PCL, NVDR	7,800	2,440
CH Karnchang PCL, NVDR	43,200	27,871
Charoen Pokphand Foods PCL, NVDR	63,200	48,968
Chularat Hospital PCL, NVDR	150,200	16,104
Dynasty Ceramic PCL, NVDR	121,800	11,176
Ekachai Medical Care PCL, NVDR	5,900	1,407
Electricity Generating PCL, NVDR	6,000	33,050
GFPT PCL, NVDR	5,000	2,009
Ichitan Group PCL, NVDR	2,000	632
Indorama Ventures PCL, NVDR	41,800	57,912
Interlink Communication PCL, NVDR	4,000	1,051
IRPC PCL, NVDR	222,900	26,129
Italian-Thai Development PCL, NVDR(1)	233,300	14,783
Jasmine International PCL, NVDR(1)	203,400	22,483
JWD Infologistics PCL, NVDR	15,400	8,598
KGI Securities Thailand PCL, NVDR	90,200	18,549
Kiatnakin Phatra Bank PCL, NVDR	9,200	19,270
Krung Thai Bank PCL, NVDR	70,000	30,116
Krungthai Card PCL, NVDR	13,100	25,493
Lanna Resources PCL, NVDR	5,400	3,162
MCS Steel PCL, NVDR	29,200	13,242
Mega Lifesciences PCL, NVDR	13,100	17,256
MFEC PCL, NVDR	16,900	4,990
Mono Technology PCL, NVDR(1)	42,500	3,616
Muangthai Capital PCL, NVDR	16,300	25,817
Noble Development PCL, NVDR	12,500	2,066
Origin Property PCL, NVDR	37,800	13,841
Plan B Media PCL, NVDR(1)	119,788	29,231
Polyplex Thailand PCL, NVDR	4,600	3,844
Precious Shipping PCL, NVDR	20,400	10,983
Premier Marketing PCL, NVDR	3,900	1,154
Prima Marine PCL, NVDR	15,400	2,717
Pruksa Holding PCL, NVDR	58,100	25,614
PTG Energy PCL, NVDR	19,000	8,407
PTT Exploration & Production PCL, NVDR	31,000	130,518
PTT Global Chemical PCL, NVDR	52,300	85,232
PTT Oil & Retail Business PCL, NVDR	33,100	26,229
PTT PCL, NVDR	192,300	234,081
Quality Houses PCL, NVDR	439,200	30,722
Ratchthani Leasing PCL, NVDR	32,000	4,288
Regional Container Lines PCL, NVDR	8,700	12,653
Sansiri PCL, NVDR	732,400	27,740
Sappe PCL, NVDR	1,000	760
SC Asset Corp. PCL, NVDR	178,100	21,255
Sermsang Power Corp. Co. Ltd., NVDR	49,300	17,999

Avantis Emerging Markets Value ETF
	Shares	Value
Siam Cement PCL (The), NVDR	11,700	$140,805
Siam Commercial Bank PCL (The), NVDR	21,600	83,468
Siamgas & Petrochemicals PCL, NVDR	16,700	7,127
SNC Former PCL, NVDR	10,100	5,297
SPCG PCL, NVDR	17,600	9,603
Sri Trang Agro-Industry PCL, NVDR	26,000	21,351
Srisawad Corp. PCL, NVDR	11,700	20,771
Srivichai Vejvivat PCL, NVDR	3,000	945
Super Energy Corp. PCL, NVDR	733,400	20,695
SVI PCL, NVDR	12,100	3,157
Synnex Thailand PCL, NVDR	9,000	7,334
Taokaenoi Food & Marketing PCL, NVDR	2,900	712
Thai Vegetable Oil PCL, NVDR	27,400	27,298
Thaicom PCL, NVDR	25,000	7,524
Thonburi Healthcare Group PCL, NVDR	27,300	41,591
Tipco Asphalt PCL, NVDR	32,100	17,995
Tisco Financial Group PCL, NVDR	5,500	16,500
TPI Polene PCL, NVDR	267,500	14,197
TPI Polene Power PCL, NVDR	45,900	5,735
True Corp. PCL, NVDR	436,800	67,144
U City PCL, NVDR(1)	194,700	10,361
		2,018,544
Turkey — 0.4%
Akbank T.A.S.	68,438	34,933
Aksa Akrilik Kimya Sanayii AS	5,425	14,130
Dogus Otomotiv Servis ve Ticaret AS	951	3,227
Dyo Boya Fabrikalari Sanayi ve Ticaret AS	358	210
GSD Holding AS(1)	19,304	3,692
Haci Omer Sabanci Holding AS	34,181	38,446
Is Finansal Kiralama AS(1)	1,524	305
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	7,941	5,840
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	23,428	19,826
KOC Holding AS	11,590	26,540
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	3,580	5,078
Tofas Turk Otomobil Fabrikasi AS	394	2,289
Turk Hava Yollari AO(1)	18,919	35,021
Turkcell Iletisim Hizmetleri AS, ADR	4,487	15,884
Turkiye Garanti Bankasi AS	23,881	19,140
Turkiye Halk Bankasi AS(1)	2,369	751
Turkiye Is Bankasi AS, C Shares	38,483	22,282
Turkiye Petrol Rafinerileri AS(1)	3,179	44,369
Turkiye Vakiflar Bankasi TAO, D Shares(1)	13,736	3,321
Vestel Elektronik Sanayi ve Ticaret AS	3,084	5,015
Yapi ve Kredi Bankasi AS	86,637	22,377
Yesil Yapi Endustrisi AS(1)	17,017	1,050
		323,726
TOTAL COMMON STOCKS (Cost $84,239,186)		82,515,343
WARRANTS†
Malaysia†
PESTECH International Bhd(1)	1,700	123

Avantis Emerging Markets Value ETF
	Shares	Value
Thailand†
Advanced Information Technology PCL, NVDR(1)	19,000	$2,373
Plan B Media PCL, NVDR(1)	2,044	99
		2,472
TOTAL WARRANTS (Cost $—)		2,595
RIGHTS†
Thailand†
Bangchak Corp. PCL, NVDR(1) (Cost $—)	1,225	—
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,291	29,291
State Street Navigator Securities Lending Government Money Market Portfolio(3)	804,318	804,318
TOTAL SHORT-TERM INVESTMENTS (Cost $833,609)		833,609
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $85,072,795)		83,351,547
OTHER ASSETS AND LIABILITIES — (0.6)%		(469,766)
TOTAL NET ASSETS — 100.0%		$82,881,781

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.3%
Materials	15.7%
Information Technology	14.0%
Industrials	10.7%
Consumer Discretionary	9.2%
Communication Services	6.6%
Energy	6.0%
Consumer Staples	4.4%
Health Care	4.1%
Real Estate	3.7%
Utilities	1.9%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,488,922. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,551,890, which includes securities collateral of $747,572.

See Notes to Financial Statements.

FEBRUARY 28, 2022 (UNAUDITED)

Avantis International Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Australia — 7.0%
29Metals Ltd.(1)	30,081	$59,521
Accent Group Ltd.	38,175	52,016
Adairs Ltd.(2)	18,374	38,383
Adbri Ltd.	52,893	127,848
Aeris Resources Ltd.(1)(2)	410,168	38,016
AGL Energy Ltd.	46,593	254,916
Alkane Resources Ltd.(1)	41,938	31,651
Alliance Aviation Services Ltd.(1)	12,349	28,938
Allkem Ltd.(1)	14,401	96,040
ALS Ltd.	28,620	248,099
Altium Ltd.	7,451	176,186
Alumina Ltd.	137,794	199,110
AMA Group Ltd.(1)(2)	2,514	600
AMP Ltd.(1)	310,215	213,645
Ampol Ltd.	8,558	184,856
Ansell Ltd.	3,610	67,643
APA Group	35,097	256,576
ARB Corp. Ltd.	6,279	190,724
Ardent Leisure Group Ltd.(1)	17,658	20,689
Aristocrat Leisure Ltd.	24,748	678,838
ASX Ltd.	24,060	1,445,079
Atlas Arteria Ltd.	15,649	74,412
Atlassian Corp. plc, Class A(1)	7,021	2,146,460
AUB Group Ltd.	3,110	49,162
Aurelia Metals Ltd.(1)	304,409	99,487
Aurizon Holdings Ltd.	345,005	880,077
Austal Ltd.	109,424	152,707
Australia & New Zealand Banking Group Ltd.	198,675	3,761,284
Australian Agricultural Co. Ltd.(1)	49,709	59,704
Australian Ethical Investment Ltd.	12,659	66,300
Australian Finance Group Ltd.	53,619	86,344
Australian Pharmaceutical Industries Ltd.	76,032	84,595
AVZ Minerals Ltd.(1)(2)	57,802	33,830
Baby Bunting Group Ltd.	10,182	34,872
Bank of Queensland Ltd.	50,899	296,315
Bapcor Ltd.	17,603	83,077
Beach Energy Ltd.	453,139	504,741
Bega Cheese Ltd.	62,433	213,656
Bendigo & Adelaide Bank Ltd.	67,379	470,245
BHP Group Ltd., ADR	137,887	9,347,360
Blackmores Ltd.	634	38,103
BlueScope Steel Ltd.	63,416	939,055
Brambles Ltd.	140,872	1,014,662
Bravura Solutions Ltd.	16,149	19,782
Breville Group Ltd.(2)	6,298	124,602
Brickworks Ltd.	4,607	71,215
BWX Ltd.	6,368	11,288
Calix Ltd.(1)	14,841	62,460

Avantis International Equity ETF
	Shares	Value
carsales.com Ltd.	15,214	$230,149
Cedar Woods Properties Ltd.	7,397	25,069
Challenger Ltd.	128,493	631,907
Champion Iron Ltd.	64,890	305,957
CIMIC Group Ltd.(2)	1,975	31,768
City Chic Collective Ltd.(1)(2)	8,094	23,275
Cleanaway Waste Management Ltd.	253,239	511,080
Cochlear Ltd.	2,758	450,227
Codan Ltd.	7,802	41,699
Coles Group Ltd.	106,381	1,345,835
Collins Foods Ltd.	8,619	69,101
Commonwealth Bank of Australia	72,644	4,928,420
Computershare Ltd.	11,334	179,081
Coronado Global Resources, Inc.(1)	165,950	199,525
Costa Group Holdings Ltd.	47,871	94,770
Credit Corp. Group Ltd.	7,623	169,999
Crown Resorts Ltd.(1)	7,411	66,979
CSL Ltd.	16,502	3,137,427
CSR Ltd.	72,164	301,251
Data#3 Ltd.	3,839	15,097
Deterra Royalties Ltd.	19,303	62,753
Dicker Data Ltd.(2)	6,026	62,127
Domain Holdings Australia Ltd.	5,294	15,367
Domino's Pizza Enterprises Ltd.	3,067	177,095
Downer EDI Ltd.	52,490	193,463
Eagers Automotive Ltd.	9,937	102,016
Eclipx Group Ltd.(1)	67,605	114,356
Elders Ltd.	9,295	78,120
Emeco Holdings Ltd.	85,941	57,295
EML Payments Ltd.(1)	57,267	101,597
Endeavour Group Ltd.	72,914	380,809
EVENT Hospitality and Entertainment Ltd.(1)	5,230	54,985
Evolution Mining Ltd.	188,144	581,777
Flight Centre Travel Group Ltd.(1)(2)	2,551	32,796
Fortescue Metals Group Ltd.	169,751	2,261,480
Genworth Mortgage Insurance Australia Ltd.	51,296	111,895
Gold Road Resources Ltd.	148,243	165,427
GrainCorp Ltd., A Shares	44,447	271,853
Grange Resources Ltd.	144,899	102,855
GUD Holdings Ltd.	9,367	79,226
Hansen Technologies Ltd.	11,367	40,249
Harvey Norman Holdings Ltd.	70,194	268,232
Healius Ltd.	13,318	41,796
HT&E Ltd.	31,735	43,038
HUB24 Ltd.(2)	1,118	23,001
Humm Group Ltd.(2)	52,623	33,784
IDP Education Ltd.	4,268	82,541
IGO Ltd.	93,565	750,614
Iluka Resources Ltd.	83,532	657,235
Imdex Ltd.	56,137	110,227
Incitec Pivot Ltd.	227,710	511,379

Avantis International Equity ETF
	Shares	Value
Infomedia Ltd.	19,353	$20,282
Inghams Group Ltd.(2)	65,857	161,754
Insignia Financial Ltd.	21,881	61,033
Insurance Australia Group Ltd.	56,692	189,264
Integral Diagnostics Ltd.	7,011	17,993
InvoCare Ltd.(2)	27,025	254,682
IPH Ltd.	12,111	73,691
IRESS Ltd.	3,284	24,870
James Hardie Industries plc	31,140	1,016,629
JB Hi-Fi Ltd.(2)	16,970	610,406
Jervois Global Ltd.(1)	59,872	31,432
Johns Lyng Group Ltd.	11,306	62,626
Jumbo Interactive Ltd.	7,168	93,048
Jupiter Mines Ltd.	132,283	21,802
Karoon Energy Ltd.(1)	156,794	235,973
Kelsian Group Ltd.	5,450	28,659
Lendlease Corp. Ltd.	51,904	400,427
Lifestyle Communities Ltd.	2,081	25,943
Link Administration Holdings Ltd.	33,767	130,078
Lovisa Holdings Ltd.	6,184	90,425
Lynas Rare Earths Ltd.(1)	48,461	366,818
MA Financial Group Ltd.	6,842	38,002
MACA Ltd.	7,344	4,113
Macmahon Holdings Ltd.	38,005	4,857
Macquarie Group Ltd.	12,002	1,579,502
Magellan Financial Group Ltd.(2)	11,459	153,323
Mayne Pharma Group Ltd.(1)	346,029	58,157
McMillan Shakespeare Ltd.	11,056	96,634
Medibank Pvt Ltd.	297,610	686,440
Megaport Ltd.(1)	3,533	35,119
Mesoblast Ltd.(1)(2)	19,760	15,777
Metcash Ltd.	234,654	704,083
Mineral Resources Ltd.	24,662	822,392
Monadelphous Group Ltd.	7,847	64,685
Money3 Corp. Ltd.	24,098	52,798
Mount Gibson Iron Ltd.	58,294	22,358
Myer Holdings Ltd.(1)	116,016	34,209
MyState Ltd.	4,278	15,050
National Australia Bank Ltd.	183,455	3,853,112
Netwealth Group Ltd.	8,102	82,067
New Hope Corp. Ltd.(2)	107,764	199,785
Newcrest Mining Ltd.	87,854	1,629,762
NEXTDC Ltd.(1)	17,985	140,687
nib holdings Ltd.	54,902	259,443
Nick Scali Ltd.	14,783	128,566
Nickel Mines Ltd.	72,721	81,619
Nine Entertainment Co. Holdings Ltd.	132,302	268,703
Northern Star Resources Ltd.	28,109	209,496
Novonix Ltd.(1)(2)	10,775	40,217
NRW Holdings Ltd.	125,824	198,409
Nufarm Ltd.	81,363	326,027

Avantis International Equity ETF
	Shares	Value
OFX Group Ltd.(1)	13,526	$22,734
Omni Bridgeway Ltd.(1)	945	2,244
oOh!media Ltd.(1)	26,761	33,113
Orica Ltd.	54,411	580,116
Origin Energy Ltd.	112,755	468,233
Orora Ltd.	185,472	502,057
OZ Minerals Ltd.	50,117	936,867
Pacific Current Group Ltd.	6,132	34,189
Pact Group Holdings Ltd.	18,243	34,390
Paladin Energy Ltd.(1)	91,718	52,784
Peet Ltd.	34,647	26,939
Pendal Group Ltd.	23,617	79,590
Perenti Global Ltd.	135,860	75,692
Perpetual Ltd.	3,506	89,738
Perseus Mining Ltd.	288,249	381,811
PEXA Group Ltd.(1)	3,527	49,238
Pilbara Minerals Ltd.(1)	28,929	58,096
Platinum Asset Management Ltd.	47,626	82,086
Premier Investments Ltd.	9,227	186,058
Pro Medicus Ltd.(2)	2,137	73,387
PWR Holdings Ltd.	4,541	29,139
Qantas Airways Ltd.(1)	55,594	206,002
QBE Insurance Group Ltd.	82,477	688,272
Qube Holdings Ltd.	174,401	377,364
Ramelius Resources Ltd.	189,111	209,110
Ramsay Health Care Ltd.	5,641	263,140
REA Group Ltd.	2,692	259,479
Red 5 Ltd.(1)	122,113	26,862
Reece Ltd.	7,131	100,955
Regis Resources Ltd.(2)	113,302	160,714
Reliance Worldwide Corp. Ltd.	59,045	198,539
Resimac Group Ltd.(2)	13,764	17,820
Resolute Mining Ltd.(1)	192,523	36,175
Rio Tinto Ltd.	23,393	2,017,342
Sandfire Resources Ltd.	79,554	392,196
Santos Ltd.	340,918	1,815,673
SEEK Ltd.	8,278	161,610
Select Harvests Ltd.	17,604	70,628
Senex Energy Ltd.	42,578	142,089
Servcorp Ltd.	9,505	27,562
Service Stream Ltd.(1)	39,525	26,907
Seven Group Holdings Ltd.	15,447	250,022
Seven West Media Ltd.(1)(2)	267,372	121,286
Sigma Healthcare Ltd.(2)	160,963	56,872
Silver Lake Resources Ltd.(1)	189,331	253,364
Sims Ltd.	24,686	328,850
SmartGroup Corp. Ltd.	3,284	20,021
Sonic Healthcare Ltd.	18,284	466,564
South32 Ltd.	597,335	2,096,653
Southern Cross Media Group Ltd.	67,219	86,617
St. Barbara Ltd.	79,720	76,729

Avantis International Equity ETF
	Shares	Value
Star Entertainment Grp Ltd. (The)(1)	61,102	$149,579
Steadfast Group Ltd.	25,669	86,021
Suncorp Group Ltd.	76,021	591,346
Super Retail Group Ltd.	28,909	232,337
Superloop Ltd.(1)	34,972	21,912
Symbio Holdings Ltd.	38	156
Syrah Resources Ltd.(1)	67,553	70,138
Tassal Group Ltd.	32,949	85,608
Technology One Ltd.	19,749	142,718
Telstra Corp. Ltd.	334,246	960,500
Temple & Webster Group Ltd.(1)(2)	4,965	24,866
TPG Telecom Ltd.	5,094	20,723
Transurban Group	75,876	700,821
Treasury Wine Estates Ltd.	105,253	887,829
Tuas Ltd.(1)	2,799	3,925
United Malt Grp Ltd.	62,862	193,172
Uniti Group Ltd.(1)	14,709	35,457
Viva Energy Group Ltd.	164,958	294,092
Vulcan Energy Resources Ltd.(1)(2)	2,673	17,174
Washington H Soul Pattinson & Co. Ltd.(2)	6,460	118,515
Webjet Ltd.(1)(2)	8,984	35,021
Wesfarmers Ltd.	52,994	1,858,492
West African Resources Ltd.(1)	218,229	173,641
Western Areas Ltd.(1)	41,719	104,254
Westgold Resources Ltd.	90,799	148,060
Westpac Banking Corp., ADR(1)	132,054	2,207,943
Whitehaven Coal Ltd.	166,178	388,886
WiseTech Global Ltd.	2,362	75,622
Woodside Petroleum Ltd.	105,338	2,201,171
Woolworths Group Ltd.	68,303	1,766,157
Worley Ltd.	7,793	68,043
Xero Ltd.(1)	2,298	158,006
		89,762,503
Austria — 0.3%
ANDRITZ AG	4,138	185,503
AT&S Austria Technologie & Systemtechnik AG	4,690	257,338
BAWAG Group AG(1)	4,277	230,915
CA Immobilien Anlagen AG	677	23,163
DO & CO. AG(1)(2)	1,008	99,726
Erste Group Bank AG	16,443	584,496
EVN AG	7,023	194,930
FACC AG(1)(2)	162	1,547
IMMOFINANZ AG(1)(2)	5,298	136,510
Lenzing AG(1)	1,091	120,237
Oesterreichische Post AG(2)	3,070	124,774
OMV AG	6,675	317,753
Palfinger AG	1,200	35,703
POLYTEC Holding AG(2)	3,258	26,777
Porr AG(1)	28	376
Raiffeisen Bank International AG	11,405	185,844
S IMMO AG	1,763	45,188

Avantis International Equity ETF
	Shares	Value
Schoeller-Bleckmann Oilfield Equipment AG(1)	233	$9,979
Semperit AG Holding	1,920	60,423
Telekom Austria AG(1)	14,883	121,914
UNIQA Insurance Group AG	19,219	153,817
Verbund AG	3,838	462,926
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,766	124,793
voestalpine AG	4,902	162,016
Wienerberger AG	3,032	90,671
		3,757,319
Belgium — 0.9%
Ackermans & van Haaren NV	3,189	595,306
Ageas SA/NV	19,134	920,463
AGFA-Gevaert NV(1)	25,959	105,253
Anheuser-Busch InBev SA, ADR(2)	24,063	1,487,815
Argenx SE, ADR(1)	1,160	333,744
Barco NV	6,971	159,072
Bekaert SA	9,002	391,663
bpost SA(1)	16,601	111,828
Cie d'Entreprises CFE	1,744	231,807
D'ieteren Group	1,961	316,789
Deceuninck NV	12,057	37,138
Econocom Group SA	16,489	66,967
Elia Group SA(2)	2,607	375,312
Etablissements Franz Colruyt NV	6,413	256,500
Euronav NV	36,395	405,236
Exmar NV(2)	3,779	21,155
Fagron	6,098	106,075
Galapagos NV, ADR(1)(2)	5,999	397,314
Gimv NV	4,612	273,675
Greenyard NV(1)	2,093	18,969
Ion Beam Applications	3,668	75,754
KBC Ancora	8,027	361,341
KBC Group NV	15,354	1,106,209
Kinepolis Group NV(1)	1,096	70,450
Melexis NV	3,970	362,391
Proximus SADP	24,745	491,938
Recticel SA	11,451	237,679
Shurgard Self Storage SA	2,002	114,685
Solvay SA	7,005	781,201
Telenet Group Holding NV	1,521	52,945
Tessenderlo Group SA(1)	3,324	122,004
UCB SA	6,908	753,916
Umicore SA	17,905	732,488
VGP NV	477	121,800
		11,996,882
Canada — 11.0%
5N Plus, Inc.(1)	16,500	30,331
Absolute Software Corp.(2)	4,461	40,263
Aclara Resources, Inc.(1)	82	69
Advantage Energy Ltd.(1)(2)	39,900	233,262
Aecon Group, Inc.	10,217	141,950

Avantis International Equity ETF
	Shares	Value
AG Growth International, Inc.	1,704	$50,414
AGF Management Ltd., Class B	4,600	25,622
Agnico Eagle Mines Ltd.	50,204	2,536,144
Aimia, Inc.(1)(2)	8,705	34,408
Air Canada(1)	1,722	32,538
Alamos Gold, Inc., Class A	48,653	358,516
Alaris Equity Partners Income	2,635	38,252
Algonquin Power & Utilities Corp.	14,947	216,275
Alimentation Couche-Tard, Inc.	44,982	1,765,566
AltaGas Ltd.(2)	9,444	208,029
Altius Minerals Corp.	661	11,405
Altus Group Ltd.	3,400	131,762
Amerigo Resources Ltd.	28,700	37,361
Anaergia, Inc.(1)	1,600	15,716
Andlauer Healthcare Group, Inc.	1,200	42,717
ARC Resources Ltd.	101,035	1,249,087
Argonaut Gold, Inc.(1)	54,995	100,228
Aritzia, Inc.(1)	9,854	374,646
Atco Ltd., Class I	8,206	269,519
Athabasca Oil Corp.(1)	103,800	161,330
Atrium Mortgage Investment Corp.(2)	2,635	29,458
ATS Automation Tooling Systems, Inc.(1)	6,334	245,614
Aurinia Pharmaceuticals, Inc.(1)	2,432	29,914
AutoCanada, Inc.(1)(2)	4,808	124,344
B2Gold Corp.	181,392	732,723
Badger Infrastructure Solutions Ltd.	4,729	113,347
Ballard Power Systems, Inc.(1)	2,000	22,880
Bank of Montreal	36,985	4,223,147
Bank of Nova Scotia (The)	57,073	4,135,822
Barrick Gold Corp., (Toronto)	111,461	2,519,414
Bausch Health Cos., Inc.(1)	14,283	343,581
Baytex Energy Corp.(1)(2)	154,736	706,841
BCE, Inc.	3,817	200,472
BELLUS Health, Inc.(1)(2)	3,600	23,886
Birchcliff Energy Ltd.(2)	60,077	319,463
Bird Construction, Inc.(2)	10,205	76,487
BlackBerry Ltd.(1)	13,946	95,724
Bombardier, Inc., B Shares(1)	66,596	83,015
Bonterra Energy Corp.(1)	6,800	52,469
Boralex, Inc., A Shares(2)	5,572	162,698
Boyd Group Services, Inc.	1,000	130,548
Brookfield Asset Management, Inc., Class A	35,178	1,922,509
Brookfield Infrastructure Corp., A Shares(2)	12,931	911,750
Brookfield Infrastructure Corp., Class A(2)	670	47,195
Brookfield Renewable Corp., Class A	2,200	82,446
BRP, Inc.	861	61,707
CAE, Inc.(1)	19,178	513,078
Calian Group Ltd.	1,400	66,659
Calibre Mining Corp.(1)	20,300	20,660
Cameco Corp.	22,954	564,478
Canaccord Genuity Group, Inc.	20,833	212,193

Avantis International Equity ETF
	Shares	Value
Canacol Energy Ltd.(2)	27,002	$68,384
Canada Goose Holdings, Inc.(1)(2)	5,500	143,976
Canadian Imperial Bank of Commerce	26,766	3,387,826
Canadian National Railway Co.	24,425	3,030,049
Canadian Natural Resources Ltd.	92,992	5,195,080
Canadian Pacific Railway Ltd.	23,658	1,665,859
Canadian Tire Corp. Ltd., Class A(2)	6,076	895,797
Canadian Utilities Ltd., A Shares	14,825	412,878
Canadian Western Bank	12,645	370,222
Canfor Corp.(1)	16,435	372,008
Canfor Pulp Products, Inc.(1)	1,114	5,027
Capital Power Corp.	19,290	592,777
Capstone Mining Corp.(1)	69,962	362,643
Cardinal Energy Ltd.(1)	32,600	166,665
Cargojet, Inc.	200	28,909
Cascades, Inc.	13,743	142,363
CCL Industries, Inc., Class B	8,412	379,220
Celestica, Inc.(1)	13,616	161,888
Cenovus Energy, Inc.	140,515	2,209,439
Centerra Gold, Inc.	49,409	481,811
CES Energy Solutions Corp.	52,900	106,009
CGI, Inc.(1)	10,544	864,483
China Gold International Resources Corp. Ltd.(2)	43,700	129,290
Chorus Aviation, Inc.(1)	12,046	41,436
CI Financial Corp.	13,110	214,621
Cineplex, Inc.(1)(2)	2,300	25,114
Cogeco Communications, Inc.	1,400	111,779
Cogeco, Inc.	400	24,754
Colliers International Group, Inc. (Toronto)	2,900	398,221
Computer Modelling Group Ltd.	6,000	25,893
Constellation Software, Inc.	986	1,661,739
Converge Technology Solutions Corp.(1)(2)	4,700	35,041
Copper Mountain Mining Corp.(1)	35,300	98,311
Corus Entertainment, Inc., B Shares	37,973	152,192
Crescent Point Energy Corp.	124,141	888,330
Crew Energy, Inc.(1)(2)	27,500	80,493
Denison Mines Corp.(1)(2)	12,230	18,333
Descartes Systems Group, Inc. (The)(1)	3,100	220,901
Dollarama, Inc.	19,574	1,011,516
Dorel Industries, Inc., Class B(2)	8,200	74,528
DREAM Unlimited Corp., Class A	3,222	119,602
Dundee Precious Metals, Inc.	41,236	244,000
ECN Capital Corp.	19,684	88,675
Eldorado Gold Corp. (Toronto)(1)	23,234	255,162
Element Fleet Management Corp.	50,690	497,502
Emera, Inc.(2)	21,146	989,316
Empire Co. Ltd., Class A	17,464	540,936
Enbridge, Inc.(2)	44,020	1,901,803
Endeavour Mining plc	14,970	395,421
Endeavour Silver Corp.(1)(2)	10,000	42,209
Enerflex Ltd.	13,146	81,210

Avantis International Equity ETF
	Shares	Value
Energy Fuels, Inc.(1)(2)	1,830	$14,951
Enerplus Corp.	56,920	727,498
Enghouse Systems Ltd.	2,935	95,842
Ensign Energy Services, Inc.(1)	18,000	39,479
Equinox Gold Corp.(1)(2)	8,866	62,884
Equitable Group, Inc.	4,200	250,973
ERO Copper Corp.(1)	7,643	109,384
Evertz Technologies Ltd.	2,936	30,900
Exchange Income Corp.	4,051	129,920
Extendicare, Inc.(2)	12,846	77,836
Fairfax Financial Holdings Ltd.	2,012	975,364
Fiera Capital Corp.	6,753	55,569
Finning International, Inc.	27,734	806,966
Firm Capital Mortgage Investment Corp.(2)	2,635	29,458
First Majestic Silver Corp.(2)	7,735	87,084
First National Financial Corp.(2)	2,786	97,065
First Quantum Minerals Ltd.	78,900	2,313,777
FirstService Corp.	2,500	355,897
Fortis, Inc.	20,761	951,321
Fortuna Silver Mines, Inc.(1)(2)	32,085	119,733
Franco-Nevada Corp.	6,279	924,685
Freehold Royalties Ltd.(2)	7,842	87,546
Frontera Energy Corp.(1)	15,276	157,400
Galiano Gold, Inc.(1)(2)	36,800	22,936
GCM Mining Corp.	27,668	122,678
Gear Energy Ltd.(1)	54,000	68,166
George Weston Ltd.	6,518	706,772
GFL Environmental, Inc.	4,500	131,574
Gibson Energy, Inc.(2)	11,776	229,853
Gildan Activewear, Inc.	30,292	1,189,215
goeasy Ltd.	2,735	324,079
Great Panther Mining Ltd.(1)(2)	17,008	3,690
Great-West Lifeco, Inc.	23,894	718,799
Hardwoods Distribution, Inc.	2,330	77,170
Headwater Exploration, Inc.(1)	42,200	239,383
Heroux-Devtek, Inc.(1)	4,400	60,992
High Liner Foods, Inc.(2)	5,446	55,856
HLS Therapeutics, Inc.	88	1,000
Home Capital Group, Inc.(1)	9,352	282,663
Hudbay Minerals, Inc.	46,203	376,550
Hydro One Ltd.	32,788	809,676
i-80 Gold Corp.(1)	11,800	25,602
iA Financial Corp., Inc.	6,677	396,722
IAMGOLD Corp.(1)	41,737	122,494
IBI Group, Inc.(1)	2,400	26,604
IGM Financial, Inc.(2)	4,421	157,063
Imperial Oil Ltd.	18,616	835,554
Innergex Renewable Energy, Inc.(2)	7,000	101,783
Intact Financial Corp.	7,142	1,024,335
Interfor Corp.	16,935	515,866
Intertape Polymer Group, Inc.	8,695	164,365

Avantis International Equity ETF
	Shares	Value
Ivanhoe Mines Ltd., Class A(1)	16,700	$169,964
Jamieson Wellness, Inc.	400	10,367
K-Bro Linen, Inc.	1,200	33,373
K92 Mining, Inc.(1)	7,700	46,838
Karora Resources, Inc.(1)	34,900	143,455
Kelt Exploration Ltd.(1)	40,396	183,256
Keyera Corp.(2)	18,642	436,671
Kinaxis, Inc.(1)	364	41,730
Kinross Gold Corp.	128,573	641,090
Knight Therapeutics, Inc.(1)	5,446	23,374
Labrador Iron Ore Royalty Corp.	5,599	206,821
Lassonde Industries, Inc., Class A(2)	400	47,968
Laurentian Bank of Canada(2)	5,817	195,369
LifeWorks, Inc.	3,205	63,771
Linamar Corp.	9,296	485,446
Loblaw Cos. Ltd.	15,783	1,231,136
Lundin Gold, Inc.(1)	12,846	103,579
Lundin Mining Corp.	76,249	735,720
Magna International, Inc.	18,259	1,356,568
Major Drilling Group International, Inc.(1)	6,258	45,867
Manulife Financial Corp.	103,280	2,092,489
Maple Leaf Foods, Inc.	7,500	157,988
Martinrea International, Inc.	14,140	110,331
MCAN Mortgage Corp.	2,493	36,938
MDA Ltd.(1)(2)	2,800	20,500
MEG Energy Corp.(1)	42,852	559,527
Methanex Corp.	13,780	717,430
Metro, Inc.	17,416	909,067
Morguard Corp.	200	20,966
MTY Food Group, Inc.(2)	1,461	58,936
Mullen Group Ltd.(2)	15,714	153,235
National Bank of Canada	28,515	2,286,374
Neo Performance Materials, Inc.	1,800	22,722
New Gold, Inc. (Toronto)(1)	154,780	267,431
NFI Group, Inc.	2,500	37,396
North American Construction Group Ltd.	7,735	116,925
North West Co., Inc. (The)	7,040	200,064
Northland Power, Inc.	17,027	541,371
Novagold Resources, Inc.(1)	11,458	79,977
Nutrien Ltd.	22,532	1,937,841
Nuvei Corp.(1)	1,600	86,861
NuVista Energy Ltd.(1)(2)	40,314	307,245
Obsidian Energy Ltd.(1)	14,100	120,031
OceanaGold Corp.(1)	68,213	128,623
Onex Corp.	12,459	836,694
Open Text Corp.	14,163	616,356
Orla Mining Ltd.(1)(2)	3,126	12,430
Osisko Gold Royalties Ltd. (Toronto)	12,835	158,476
Osisko Mining, Inc.(1)	6,500	20,154
Pan American Silver Corp.	8,617	203,817
Paramount Resources Ltd., A Shares(2)	10,846	240,623

Avantis International Equity ETF
	Shares	Value
Parex Resources, Inc.	31,639	$697,680
Parkland Corp.	5,712	149,481
Pason Systems, Inc.	12,235	124,715
Pembina Pipeline Corp.(2)	28,501	969,146
Pet Valu Holdings Ltd.	1,700	41,310
Peyto Exploration & Development Corp.(2)	45,416	391,993
Pipestone Energy Corp.(1)	23,900	95,789
Polaris Infrastructure, Inc.(2)	1,900	23,355
Pollard Banknote Ltd.(2)	800	21,826
Power Corp. of Canada	27,475	847,335
PrairieSky Royalty Ltd.	12,337	166,829
Precision Drilling Corp.(1)(2)	1,989	116,045
Premium Brands Holdings Corp.	600	55,347
Pretium Resources, Inc.(1)	18,871	275,286
Primo Water Corp.	2,635	38,314
Quebecor, Inc., Class B	8,874	194,073
Real Matters, Inc.(1)	8,188	35,788
Recipe UnLtd. Corp.(1)	1,658	21,976
Resolute Forest Products, Inc.	8,300	103,725
Restaurant Brands International, Inc.	8,335	466,563
Richelieu Hardware Ltd.	4,848	185,467
Ritchie Bros Auctioneers, Inc.	8,833	462,940
Rogers Communications, Inc., Class B(2)	24,542	1,268,052
Rogers Sugar, Inc.(2)	4,005	18,421
Royal Bank of Canada	52,875	5,848,997
Russel Metals, Inc.(2)	12,378	306,642
Sabina Gold & Silver Corp.(1)	28,165	29,998
Sandstorm Gold Ltd.	11,571	82,526
Saputo, Inc.	9,961	244,094
Savaria Corp.	1,400	19,738
Seabridge Gold, Inc.(1)(2)	3,700	63,958
Secure Energy Services, Inc.	28,183	136,301
Shaw Communications, Inc., B Shares	36,681	1,099,996
ShawCor Ltd.(1)(2)	16,100	74,435
Shopify, Inc., Class A(1)	1,668	1,157,954
Sienna Senior Living, Inc.(2)	2,635	32,098
Sierra Metals, Inc.(2)	12,395	18,580
Sierra Wireless, Inc.(1)(2)	661	12,474
Silvercorp Metals, Inc.	18,355	68,062
Sleep Country Canada Holdings, Inc.	2,986	70,368
SNC-Lavalin Group, Inc.	6,200	139,604
Solaris Resources, Inc.(1)	1,800	19,811
Spin Master Corp.(1)	4,500	164,805
Sprott, Inc.(2)	2,300	94,686
SSR Mining, Inc.	33,528	663,682
Stantec, Inc.	5,462	271,441
Stelco Holdings, Inc.	5,910	181,426
Stella-Jones, Inc.	5,523	173,206
Sun Life Financial, Inc.	27,751	1,459,473
Suncor Energy, Inc.	137,364	4,200,575
SunOpta, Inc.(1)	12,400	66,133

Avantis International Equity ETF
	Shares	Value
Superior Plus Corp.	14,850	$133,914
Tamarack Valley Energy Ltd.	101,942	415,006
Taseko Mines Ltd.(1)(2)	73,100	138,991
TC Energy Corp.	25,757	1,383,867
Teck Resources Ltd., Class B	61,780	2,224,567
TECSYS, Inc.	1,200	33,127
TELUS Corp.	28,737	725,737
TFI International, Inc.	6,635	691,610
Thomson Reuters Corp.	5,754	581,801
Tidewater Midstream and Infrastructure Ltd.	12,230	12,737
Timbercreek Financial Corp.(2)	9,046	67,586
TMX Group Ltd.	3,378	341,238
Topaz Energy Corp.	6,176	96,769
Torex Gold Resources, Inc.(1)	14,216	180,350
Toromont Industries Ltd.	7,957	674,477
Toronto-Dominion Bank (The)	61,504	4,963,021
Tourmaline Oil Corp.	40,261	1,588,205
TransAlta Corp.	39,699	403,098
TransAlta Renewables, Inc.(2)	4,535	62,434
Transcontinental, Inc., Class A	9,035	145,772
TransGlobe Energy Corp.(1)(2)	14,400	56,123
Trican Well Service Ltd.(1)(2)	32,819	88,294
Tricon Residential, Inc. (Toronto)	18,312	272,188
Trisura Group Ltd.(1)	3,700	101,352
Turquoise Hill Resources Ltd.(1)	9,347	192,250
Uni-Select, Inc.(1)	7,700	159,528
Vermilion Energy, Inc.(1)	41,354	773,246
VersaBank	1,500	17,302
Victoria Gold Corp.(1)	4,900	62,086
Viemed Healthcare, Inc.(1)	5,446	21,011
Wajax Corp.	5,600	104,047
Wesdome Gold Mines Ltd.(1)	14,081	158,529
West Fraser Timber Co. Ltd.	16,595	1,656,489
Western Forest Products, Inc.	81,042	136,189
Westshore Terminals Investment Corp.(2)	6,610	154,937
Wheaton Precious Metals Corp.	16,794	735,889
Whitecap Resources, Inc.	135,771	1,035,823
WildBrain Ltd.(1)(2)	9,000	21,657
Winpak Ltd.	2,500	75,345
WSP Global, Inc.	5,717	701,421
Yamana Gold, Inc.	104,130	511,818
		140,218,076
China†
Fullshare Holdings Ltd.(1)	100,000	1,818
Truly International Holdings Ltd.	374,000	129,774
		131,592
Denmark — 2.2%
ALK-Abello A/S(1)	507	194,014
Alm Brand A/S	252,213	411,112
Ambu A/S, B Shares	2,948	54,363
AP Moller - Maersk A/S, A Shares	255	764,609

Avantis International Equity ETF
	Shares	Value
AP Moller - Maersk A/S, B Shares	486	$1,537,467
Bang & Olufsen A/S(1)	24,799	75,047
Bavarian Nordic A/S(1)	5,002	125,675
Carlsberg A/S, B Shares	3,891	570,614
Chemometec A/S	788	91,981
Chr Hansen Holding A/S	1,962	143,038
Coloplast A/S, B Shares	6,219	935,574
D/S Norden A/S	6,852	178,740
Danske Andelskassers Bank A/S	9,479	14,612
Danske Bank A/S	53,027	898,172
Demant A/S(1)	4,308	182,059
Dfds A/S(1)	8,763	407,307
Drilling Co. of 1972 A/S (The)(1)	5,076	199,446
DSV A/S	4,823	887,705
FLSmidth & Co. A/S	6,208	178,225
Genmab A/S, ADR(1)	38,278	1,280,782
GN Store Nord AS	4,760	251,628
H Lundbeck A/S	11,760	285,369
H+H International A/S, B Shares(1)	4,897	142,360
ISS A/S(1)	6,692	122,154
Jyske Bank A/S(1)	7,385	400,368
Matas A/S	1,430	20,869
Netcompany Group A/S	627	41,314
Nilfisk Holding A/S(1)	2,826	94,871
NKT A/S(1)	3,517	147,527
NNIT A/S	1,317	18,870
North Media A/S	622	8,070
Novo Nordisk A/S, ADR	81,806	8,421,928
Novozymes A/S, B Shares	18,514	1,215,122
NTG Nordic Transport Group A/S(1)	275	17,315
Orsted AS	8,001	1,035,442
Pandora A/S	11,447	1,172,142
Per Aarsleff Holding A/S	3,846	151,963
Ringkjoebing Landbobank A/S	3,526	438,316
Rockwool International A/S, B Shares	868	297,560
Royal Unibrew A/S	5,476	580,567
Schouw & Co. A/S	1,181	102,972
SimCorp A/S	5,575	503,479
Solar A/S, B Shares	1,350	157,081
Spar Nord Bank A/S	13,853	183,962
Sparekassen Sjaelland-Fyn A/S(1)	2,040	60,582
Sydbank AS	9,044	294,245
Topdanmark AS	5,965	340,720
TORM plc(1)(2)	3,601	29,173
Trifork Holding AG(1)(2)	1,154	35,084
Tryg A/S	20,863	472,042
Vestas Wind Systems A/S	58,613	1,890,075
		28,063,712
Finland — 0.9%
Aktia Bank Oyj	8,317	94,757
Anora Group Oyj	5,416	57,765

Avantis International Equity ETF
	Shares	Value
CapMan Oyj, B Shares	6,695	$20,079
Cargotec Oyj, B Shares	1,485	58,434
Caverion OYJ	8,415	53,692
Citycon Oyj	7,002	55,301
Elisa Oyj	9,124	505,535
Fortum Oyj	21,713	454,405
Huhtamaki Oyj	6,102	222,386
Kamux Corp.	1,828	21,930
Kemira Oyj	19,081	252,326
Kesko Oyj, B Shares	31,079	914,646
Kojamo Oyj	4,206	97,522
Kone Oyj, B Shares	12,788	746,226
Konecranes Oyj	2,058	71,600
Marimekko Oyj	1,660	138,310
Metsa Board Oyj	25,059	244,085
Metso Outotec Oyj	31,929	268,988
Neles Oyj	52	677
Neste Oyj	16,266	634,286
Nokia Oyj, ADR(1)	178,635	955,697
Nokian Renkaat Oyj	20,478	385,962
Orion Oyj, Class B	8,442	396,427
Outokumpu Oyj(1)	75,892	447,353
Puuilo Oyj(1)	10,225	84,582
QT Group Oyj(1)	1,002	123,012
Revenio Group Oyj	490	23,767
Rovio Entertainment Oyj	3,125	26,124
Sampo Oyj, A Shares	15,289	721,404
Sanoma Oyj	5,288	77,104
Scanfil Oyj	1,113	8,240
Stora Enso Oyj, R Shares	58,092	1,106,307
Suominen Oyj	5,131	21,930
Taaleri Oyj	3,323	43,460
TietoEVRY Oyj	759	21,175
Tokmanni Group Corp.	9,096	168,815
UPM-Kymmene Oyj	34,846	1,204,041
Uponor Oyj	9,224	205,190
Valmet Oyj	18,607	645,422
Verkkokauppa.com Oyj(2)	3,420	21,057
Wartsila Oyj Abp(2)	30,171	337,902
YIT Oyj	23,118	100,450
		12,038,371
France — 9.1%
ABC arbitrage	4,260	33,498
Accor SA(1)	3,066	104,714
Aeroports de Paris(1)	1,893	267,650
Air France-KLM(1)(2)	25,337	110,201
Air Liquide SA	18,366	3,050,686
Airbus SE(1)	24,969	3,188,019
Akka Technologies(1)	194	10,606
AKWEL	1,895	42,177
Albioma SA	3,048	139,253

Avantis International Equity ETF
	Shares	Value
ALD SA	26,666	$372,219
Alstom SA	20,713	526,937
Alten SA	4,759	718,503
Amundi SA	3,977	275,828
APERAM SA	9,037	506,001
ArcelorMittal SA	65,016	2,011,595
Arkema SA	11,101	1,472,184
Atos SE	3,078	109,356
Aubay	553	31,058
AXA SA	118,563	3,208,032
Believe SA(1)	1,680	24,188
Beneteau SA(1)	5,548	92,214
Bigben Interactive(2)	1,821	31,762
BioMerieux	7,434	817,081
Biosynex	787	14,715
BNP Paribas SA	59,079	3,428,031
Bollore SA	13,081	66,191
Bonduelle SCA	2,923	58,595
Bouygues SA	36,173	1,293,476
Bureau Veritas SA	24,351	696,264
Capgemini SE	4,819	1,008,759
Carrefour SA	79,189	1,592,035
Casino Guichard Perrachon SA(1)	817	14,545
Catana Group(1)	3,306	27,845
Cellectis SA, ADR(1)	48	217
CGG SA(1)	998	845
Chargeurs SA	3,479	81,472
Cie de Saint-Gobain	62,551	3,878,480
Cie des Alpes(1)	2,998	47,080
Cie Generale des Etablissements Michelin SCA	23,763	3,271,156
Cie Plastic Omnium SA	7,874	166,434
Claranova SE(1)	574	2,634
CNP Assurances	21,076	513,691
Coface SA(1)	23,635	314,386
Credit Agricole SA	68,587	873,685
Danone SA	14,350	873,043
Dassault Aviation SA	1,450	215,774
Dassault Systemes SE	13,322	642,604
Derichebourg SA	25,185	261,662
Edenred	6,095	277,352
Eiffage SA	16,924	1,723,946
Electricite de France SA(2)	41,858	378,418
Elis SA(1)	4,189	67,050
Engie SA	56,572	901,330
Eramet SA(1)	2,698	353,523
Esker SA	659	154,716
EssilorLuxottica SA	8,251	1,440,379
Etablissements Maurel et Prom SA(1)	1,592	5,068
Eurazeo SE	6,777	523,460
Eurobio Scientific SA(1)	2,041	45,814
Eurofins Scientific SE	11,834	1,200,889

Avantis International Equity ETF
	Shares	Value
Euronext NV	11,056	$998,040
Europcar Mobility Group(1)	404,986	229,001
Eutelsat Communications SA	52,549	575,530
Faurecia SE(2)	30,053	1,131,616
FIGEAC-AERO(1)	98	670
Fnac Darty SA	717	39,514
Focus Home Interactive SA(1)	526	25,722
Gaztransport Et Technigaz SA	5,581	529,689
Getlink SE	21,425	349,427
Groupe LDLC	402	14,072
Groupe SFPI	119	377
Hermes International	1,530	2,109,926
ID Logistics Group(1)	625	222,045
Imerys SA	5,085	216,915
Innate Pharma SA(1)(2)	12,029	41,692
Interparfums SA	1,199	88,808
Ipsen SA	8,471	985,682
Jacquet Metals SACA	2,585	56,291
JCDecaux SA(1)	8,670	245,075
Kaufman & Broad SA	2,490	90,434
Kering SA	4,733	3,282,967
L'Oreal SA	5,630	2,225,675
La Francaise des Jeux SAEM	15,927	660,211
Lagardere SA(1)	3,627	102,787
Legrand SA	8,852	835,098
LISI	2,849	84,112
Lumibird(1)	68	1,586
LVMH Moet Hennessy Louis Vuitton SE	10,493	7,711,358
Maisons du Monde SA	9,602	210,119
Manitou BF SA	1,848	64,032
Mersen SA	3,800	140,522
Metropole Television SA	6,199	122,871
MGI Digital Graphic Technology(1)	500	18,065
Nacon SA(1)	363	2,075
Neoen SA(1)(2)	4,819	184,782
Nexans SA	6,015	580,233
Nexity SA	8,366	329,770
Novacyt SA(1)(2)	19,278	43,374
Orange SA, ADR	207,336	2,504,619
Orpea SA	2,494	103,277
Pernod Ricard SA	8,519	1,859,700
Publicis Groupe SA	13,499	895,871
Quadient SA	4,719	86,276
Remy Cointreau SA	1,060	204,000
Renault SA(1)	37,925	1,188,493
ReWorld Media SA(1)	7,846	50,039
Rexel SA	42,099	926,508
Rubis SCA	8,436	262,633
Safran SA	12,285	1,562,003
Sanofi, ADR	59,616	3,126,859
Sartorius Stedim Biotech	1,461	560,250

Avantis International Equity ETF
	Shares	Value
Schneider Electric SE	9,331	$1,445,709
SCOR SE	22,253	724,500
SEB SA	4,039	587,415
SES SA	78,491	620,659
SES-imagotag SA(1)	1,114	88,916
SMCP SA(1)	6,736	49,407
Societe BIC SA	3,725	196,557
Societe Generale SA	84,862	2,399,688
Sodexo SA	2,835	236,685
SOITEC(1)	2,190	354,823
Solutions 30 SE(1)	20,776	182,400
Sopra Steria Group SACA	1,362	242,908
SPIE SA	3,902	91,263
STMicroelectronics NV, (New York)(2)	119,045	5,037,984
Sword Group	534	23,178
Technicolor SA(1)	18,219	61,195
Teleperformance	7,004	2,598,919
Television Francaise 1	10,172	100,411
Thales SA	9,497	1,085,724
TotalEnergies SE, ADR	141,272	7,138,474
Trigano SA	1,678	287,749
Ubisoft Entertainment SA(1)	11,042	592,038
Valeo	51,115	1,127,294
Vallourec SA(1)	34,885	339,780
Valneva SE(1)(2)	15,675	261,204
Veolia Environnement SA	56,914	1,984,402
Verallia SA	12,282	322,307
Vicat SA	3,183	116,473
Vilmorin & Cie SA	1,210	62,577
Vinci SA	43,425	4,553,172
Virbac SA	618	251,650
Vivendi SE	72,024	909,215
Worldline SA(1)	1,638	83,527
X-Fab Silicon Foundries SE(1)	12,230	94,873
		115,693,093
Germany — 7.1%
1&1 AG	1,516	36,234
2G Energy AG	320	37,878
7C Solarparken AG	5,170	24,341
Aareal Bank AG	8,072	246,683
Adesso SE	538	121,790
adidas AG	10,818	2,557,826
ADLER Group SA	5,546	78,041
ADVA Optical Networking SE(1)	9,029	152,869
AIXTRON SE	3,266	69,909
Allgeier SE	1,582	68,436
Allianz SE	16,441	3,706,086
Amadeus Fire AG	678	109,365
Aroundtown SA	100,716	621,029
Atoss Software AG	649	125,901
Aumann AG(1)	1,364	24,118

Avantis International Equity ETF
	Shares	Value
AURELIUS Equity Opportunities SE & Co. KGaA	7,906	$236,811
Aurubis AG	6,180	723,101
Baader Bank AG	2,534	17,080
BASF SE	40,028	2,665,314
Basler AG	611	77,621
Bauer AG(1)	2,186	22,770
Bayer AG	23,685	1,368,116
Bayerische Motoren Werke AG	26,774	2,578,528
Bayerische Motoren Werke AG, Preference Shares	4,575	369,971
BayWa AG	2,633	108,309
Bechtle AG	4,200	215,444
Befesa SA	4,696	327,041
Beiersdorf AG	7,132	722,956
Bertrandt AG	464	25,094
Bike24 Holding AG(1)	1,021	12,246
Bilfinger SE	3,404	127,502
Borussia Dortmund GmbH & Co. KGaA(1)	5,456	24,519
Brenntag SE	13,142	1,101,726
CANCOM SE	3,189	181,265
Carl Zeiss Meditec AG	2,483	389,669
CECONOMY AG	18,599	73,830
Cewe Stiftung & Co. KGAA	1,242	141,013
Commerzbank AG(1)	133,731	1,117,605
CompuGroup Medical SE & Co. KgaA	3,719	208,936
Continental AG(1)	10,312	878,718
Corestate Capital Holding SA(1)	1,174	15,426
Covestro AG	28,277	1,495,449
CropEnergies AG	2,072	29,007
CTS Eventim AG & Co. KGaA(1)	6,219	433,358
Daimler Truck Holding AG(1)	23,108	704,229
Datagroup SE(1)	578	56,475
Delivery Hero SE(1)	2,650	142,042
Dermapharm Holding SE	3,071	223,826
Deutsche Bank AG(1)	158,725	1,972,952
Deutsche Beteiligungs AG	3,029	118,469
Deutsche Boerse AG	14,797	2,518,784
Deutsche EuroShop AG	6,263	117,771
Deutsche Lufthansa AG(1)	90,533	687,602
Deutsche Pfandbriefbank AG	28,558	309,675
Deutsche Post AG	57,004	2,865,146
Deutsche Telekom AG	151,340	2,712,720
Deutz AG(1)	29,067	166,110
DIC Asset AG	4,477	75,189
Draegerwerk AG & Co. KGaA	502	26,339
Draegerwerk AG & Co. KGaA, Preference Shares	1,672	94,723
Duerr AG	9,332	336,081
E.ON SE	134,329	1,827,082
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,537	113,064
Einhell Germany AG, Preference Shares	150	31,626
Elmos Semiconductor SE	1,403	90,363
ElringKlinger AG(1)	3,981	42,274

Avantis International Equity ETF
	Shares	Value
Encavis AG	20,149	$342,243
Evonik Industries AG	20,953	630,719
Evotec SE(1)	1,344	39,579
Fielmann AG	951	56,332
flatexDEGIRO AG(1)	10,756	222,723
Fraport AG Frankfurt Airport Services Worldwide(1)	1,701	115,198
Freenet AG	22,449	597,803
Fresenius Medical Care AG & Co. KGaA, ADR	7,717	249,336
Fresenius SE & Co. KGaA	5,574	194,489
FUCHS PETROLUB SE, Preference Shares	6,898	272,545
GEA Group AG	15,274	667,913
Gerresheimer AG	4,414	317,347
GFT Technologies SE	2,706	123,446
Grand City Properties SA	12,108	264,420
GRENKE AG	2,632	75,518
Hamburger Hafen und Logistik AG	7,308	144,800
Hannover Rueck SE	5,695	1,048,460
HeidelbergCement AG	15,280	991,472
Heidelberger Druckmaschinen AG(1)	23,243	64,824
HelloFresh SE(1)	19,460	1,061,465
Henkel AG & Co. KGaA	2,144	164,846
Henkel AG & Co. KGaA, Preference Shares	4,043	320,884
HOCHTIEF AG	2,939	198,218
Home24 SE(1)	4,488	39,012
Hornbach Holding AG & Co. KGaA	1,507	197,395
HUGO BOSS AG	13,511	824,468
Hypoport SE(1)	257	107,083
Indus Holding AG	2,400	85,594
Infineon Technologies AG	63,484	2,148,038
Instone Real Estate Group SE	2,686	51,563
Jenoptik AG	7,714	274,876
JOST Werke AG	3,168	146,344
Jungheinrich AG, Preference Shares	9,461	341,141
K+S AG(1)	43,360	1,112,278
KION Group AG	3,451	276,654
Kloeckner & Co. SE(1)	14,176	191,778
Knorr-Bremse AG	7,760	684,122
Koenig & Bauer AG(1)	2,590	66,727
Krones AG	2,225	203,779
KSB SE & Co. KGaA	17	8,539
KSB SE & Co. KGaA, Preference Shares	67	27,126
KWS Saat SE & Co. KGaA	1,413	102,688
Lang & Schwarz AG	1,638	37,554
Lanxess AG	9,943	484,340
LEG Immobilien SE	6,810	875,700
Leoni AG(1)	7,189	83,892
LPKF Laser & Electronics AG	1,239	21,492
Manz AG(1)	361	17,361
MBB SE	132	16,955
Medios AG(1)	1,294	46,063
Mercedes-Benz Group AG	56,665	4,426,640

Avantis International Equity ETF
	Shares	Value
Merck KGaA	3,699	$733,687
MLP SE	5,074	41,303
MPH Health Care AG(1)	17	435
MTU Aero Engines AG	4,414	1,056,651
Muenchener Rueckversicherungs-Gesellschaft AG	9,187	2,520,335
Mutares SE & Co. KGaA	2,739	65,467
Nagarro SE(1)	1,730	246,244
Nemetschek SE	6,129	543,835
New Work SE	220	39,386
Nordex SE(1)	2,874	50,629
Norma Group SE	4,199	145,924
OEKOWORLD AG, Preference Shares	532	37,934
PATRIZIA AG	1,333	25,647
Pfeiffer Vacuum Technology AG	154	30,666
Porsche Automobil Holding SE, Preference Shares	11,014	1,099,289
ProSiebenSat.1 Media SE	13,178	180,147
Puma SE	5,648	517,946
PVA TePla AG(1)	3,677	100,633
QIAGEN NV(1)	1,406	69,864
Rational AG	334	245,811
Rheinmetall AG	7,064	1,051,428
RTL Group SA(1)	593	33,043
RWE AG	67,741	3,136,604
S&T AG	5,242	82,230
SAF-Holland SE(1)	8,108	96,537
Salzgitter AG(1)	5,305	231,731
SAP SE, ADR	19,703	2,218,164
Sartorius AG, Preference Shares	1,928	851,237
Schaeffler AG, Preference Shares	22,549	150,026
Scout24 SE	4,541	264,878
SGL Carbon SE(1)	12,264	78,994
Siemens AG	20,787	2,928,521
Siemens Energy AG(1)	35,024	833,000
Siemens Healthineers AG	9,491	609,042
Siltronic AG	2,224	252,748
Sixt SE(1)	1,906	284,918
Sixt SE, Preference Shares	2,216	180,704
SMA Solar Technology AG	134	5,267
Software AG	2,608	98,394
Stabilus SA	4,303	252,706
Steico SE	500	50,150
STO SE & Co. KGaA, Preference Shares	497	113,438
STRATEC SE	1,089	139,847
Stroeer SE & Co. KGaA	3,977	299,995
Suedzucker AG	10,333	140,775
SUESS MicroTec SE(1)	3,511	67,927
Symrise AG	6,715	798,726
TAG Immobilien AG	23,808	613,651
Takkt AG	1,582	27,167
TeamViewer AG(1)	10,305	164,449
Technotrans SE	537	14,407

Avantis International Equity ETF
	Shares	Value
Telefonica Deutschland Holding AG	188,792	$515,184
ThyssenKrupp AG(1)	74,781	792,809
Uniper SE	16,128	515,953
United Internet AG	11,304	384,430
Varta AG(2)	1,512	152,486
VERBIO Vereinigte BioEnergie AG	2,842	221,287
Villeroy & Boch AG, Preference Shares	748	19,982
Vitesco Technologies Group AG(1)	2,779	116,799
Volkswagen AG	1,372	354,853
Volkswagen AG, Preference Shares	8,323	1,636,115
Vonovia SE	25,408	1,348,733
Wacker Chemie AG	2,956	457,973
Wacker Neuson SE	6,179	145,484
Wallstreet:Online AG(1)	565	10,734
Washtec AG	1,313	70,429
Westwing Group SE(1)	1,758	35,253
Wuestenrot & Wuerttembergische AG	2,845	56,262
Zalando SE(1)	7,972	527,640
		91,150,198
Hong Kong — 2.5%
AIA Group Ltd.	534,664	5,551,868
ASM Pacific Technology Ltd.	35,000	383,985
Atlas Corp.(2)	22,753	328,326
Bank of East Asia Ltd. (The)	260,600	439,279
BOC Hong Kong Holdings Ltd.	328,000	1,179,181
Bossini International Holdings Ltd.(1)	152,000	11,923
Bright Smart Securities & Commodities Group Ltd.	8,000	1,469
Budweiser Brewing Co. APAC Ltd.	50,400	156,440
C-Mer Eye Care Holdings Ltd.(2)	108,000	75,404
Cafe de Coral Holdings Ltd.	54,000	82,855
China Tonghai International Financial Ltd.	20,000	501
Chow Sang Sang Holdings International Ltd.	81,000	113,685
Chow Tai Fook Jewellery Group Ltd.(1)	53,800	111,718
Chuang's Consortium International Ltd.	4,000	446
Citychamp Watch & Jewellery Group Ltd.(1)	156,000	20,604
CK Asset Holdings Ltd.	187,686	1,185,433
CK Hutchison Holdings Ltd.	97,500	683,579
CK Infrastructure Holdings Ltd.	69,000	428,352
CLP Holdings Ltd.	188,000	1,915,210
CMBC Capital Holdings Ltd.(2)	73,000	21,747
Cowell e Holdings, Inc.(1)	60,000	67,949
Dah Sing Banking Group Ltd.	49,200	44,545
Dah Sing Financial Holdings Ltd.	28,400	91,970
Dairy Farm International Holdings Ltd.	18,700	49,745
Dickson Concepts International Ltd.	15,500	7,967
E-Commodities Holdings Ltd.	348,000	54,479
EC Healthcare	57,000	57,792
ESR Cayman Ltd.(1)	29,600	91,317
Far East Consortium International Ltd.	17,000	5,880
First Pacific Co. Ltd.	254,000	99,435
FSE Lifestyle Services Ltd.	3,000	2,210

Avantis International Equity ETF
	Shares	Value
Futu Holdings Ltd., ADR(1)(2)	4,006	$171,256
Galaxy Entertainment Group Ltd.(1)	26,000	145,008
Giordano International Ltd.	100,000	20,233
Guotai Junan International Holdings Ltd.	520,000	69,990
Haitong International Securities Group Ltd.	428,000	94,104
Hang Lung Group Ltd.	98,000	216,205
Hang Lung Properties Ltd.	138,000	289,510
Hang Seng Bank Ltd.	48,100	887,016
Henderson Land Development Co. Ltd.	116,000	482,274
HK Electric Investments & HK Electric Investments Ltd.	64,500	63,639
HKT Trust & HKT Ltd.	154,000	207,800
Hong Kong & China Gas Co. Ltd.	338,990	512,636
Hong Kong Exchanges & Clearing Ltd.	44,488	2,155,740
Hong Kong Technology Venture Co. Ltd.(2)	39,000	41,423
Hongkong & Shanghai Hotels Ltd. (The)(1)	20,000	20,742
Hongkong Land Holdings Ltd.	163,100	883,251
Hutchison Telecommunications Hong Kong Holdings Ltd.	58,000	9,583
Hysan Development Co. Ltd.	66,000	194,375
IGG, Inc.	137,000	82,051
International Housewares Retail Co. Ltd.	24,000	7,987
IRC Ltd.(1)	1,018,000	26,747
Jardine Matheson Holdings Ltd.	9,500	566,411
JBM Healthcare Ltd.(1)	1,000	126
Johnson Electric Holdings Ltd.	64,500	107,401
K Wah International Holdings Ltd.	101,000	38,334
Karrie International Holdings Ltd.	96,000	18,833
Kerry Logistics Network Ltd.	9,566	23,210
Kerry Properties Ltd.	74,000	202,774
Kingkey Financial International Holdings Ltd.(1)(2)	250,000	19,855
Kwoon Chung Bus Holdings Ltd.(1)	4,000	875
Lifestyle International Holdings Ltd.(1)	26,000	15,186
LK Technology Holdings Ltd.(2)	82,250	138,851
Luk Fook Holdings International Ltd.	81,000	215,194
Man Wah Holdings Ltd.	172,400	202,538
Melco Resorts & Entertainment Ltd., ADR(1)	12,986	130,120
Modern Dental Group Ltd.	48,000	24,955
MTR Corp. Ltd.	36,786	190,680
Multifield International Holdings Ltd.	6,400	900
New World Development Co. Ltd.	194,750	778,930
NWS Holdings Ltd.	245,000	240,977
Oriental Watch Holdings	42,000	23,042
Pacific Basin Shipping Ltd.	1,302,000	694,250
Pacific Textiles Holdings Ltd.	139,000	67,436
Paliburg Holdings Ltd.(1)	4,000	1,076
PAX Global Technology Ltd.	82,000	61,197
PC Partner Group Ltd.	54,000	66,933
PCCW Ltd.	131,357	73,487
Perfect Medical Health Management Ltd.	64,000	36,477
Power Assets Holdings Ltd.	138,500	872,900
Realord Group Holdings Ltd.(1)(2)	70,000	87,251
Regina Miracle International Holdings Ltd.	5,000	3,560
Sa Sa International Holdings Ltd.(1)	194,000	34,634

Avantis International Equity ETF
	Shares	Value
Sands China Ltd.(1)	60,800	$160,359
SAS Dragon Holdings Ltd.	4,000	2,405
Shangri-La Asia Ltd.(1)	40,000	32,607
Shun Tak Holdings Ltd.(1)	104,000	26,578
Sino Land Co. Ltd.	256,164	323,330
SITC International Holdings Co. Ltd.	221,000	911,218
SJM Holdings Ltd.(1)	108,000	61,051
SmarTone Telecommunications Holdings Ltd.	36,500	20,820
Solargiga Energy Holdings Ltd.(1)	355,000	16,004
Soundwill Holdings Ltd.	1,500	1,432
Stella International Holdings Ltd.	30,000	30,403
Sun Hung Kai & Co. Ltd.	33,000	16,753
Sun Hung Kai Properties Ltd.	87,500	1,017,256
SUNeVision Holdings Ltd.	79,000	70,449
Swire Pacific Ltd., Class A	90,500	500,122
Swire Properties Ltd.	105,000	273,054
Symphony Holdings Ltd.	10,000	1,369
Techtronic Industries Co. Ltd.	49,000	821,047
Ten Pao Group Holdings Ltd.	68,000	17,442
Texhong Textile Group Ltd.	52,500	65,337
Texwinca Holdings Ltd.	26,000	5,428
Theme International Holdings Ltd.(1)	620,000	101,190
United Laboratories International Holdings Ltd. (The)	176,000	97,424
Upbest Group Ltd.	6,000	400
Value Partners Group Ltd.(2)	204,000	99,978
Vitasoy International Holdings Ltd.(2)	62,000	114,974
VSTECS Holdings Ltd.	144,000	148,047
VTech Holdings Ltd.	27,400	225,260
WH Group Ltd.	1,109,978	775,182
Wharf Real Estate Investment Co. Ltd.	84,000	377,100
Wynn Macau Ltd.(1)	48,800	41,706
Xinyi Electric Storage Holdings Ltd.(1)	52,800	28,146
Xinyi Glass Holdings Ltd.	245,000	652,616
Yue Yuen Industrial Holdings Ltd.(1)	123,000	207,854
		32,029,598
Ireland — 0.6%
AIB Group plc(1)(2)	77,913	205,556
Bank of Ireland Group plc(1)	162,848	1,080,537
Cairn Homes plc(1)	68,749	97,571
CRH plc	37,350	1,697,865
Dalata Hotel Group plc(1)	20,247	95,408
FBD Holdings plc(1)	1,492	17,518
Glanbia plc	46,207	646,853
Glenveagh Properties plc(1)	109,581	150,014
Kerry Group plc, A Shares	4,543	541,249
Kingspan Group plc	8,157	796,631
Origin Enterprises plc	12,211	49,440
Permanent TSB Group Holdings plc(1)	426	822
Smurfit Kappa Group plc	36,466	1,821,193
Uniphar plc(1)	26,443	99,045
		7,299,702

Avantis International Equity ETF
	Shares	Value
Israel — 1.0%
Adgar Investment and Development Ltd.	1,776	$3,948
AFI Properties Ltd.	610	35,583
Airport City Ltd.(1)	4,714	106,544
Alony Hetz Properties & Investments Ltd.	9,074	158,893
Altshuler Shaham Provident Funds & Pension Ltd.	4,732	20,326
Amot Investments Ltd.	10,164	78,055
Arad Investment & Industrial Development Ltd.	146	20,487
Arad Ltd.	793	11,824
Ashtrom Group Ltd.	3,049	84,629
AudioCodes Ltd.	1,060	30,040
Azorim-Investment Development & Construction Co. Ltd.(1)	10,263	51,288
Azrieli Group Ltd.	1,130	96,403
Bank Hapoalim BM	61,520	652,019
Bank Leumi Le-Israel BM	74,172	803,499
Bezeq The Israeli Telecommunication Corp. Ltd.(1)	166,830	273,895
Big Shopping Centers Ltd.	574	84,721
Blue Square Real Estate Ltd.	224	17,835
Caesarstone Ltd.	1,359	16,294
Camtek Ltd.(1)	4,223	139,987
Carasso Motors Ltd.	1,574	10,513
Cellcom Israel Ltd.(1)	14,231	72,806
Ceragon Networks Ltd.(1)	817	1,830
Check Point Software Technologies Ltd.(1)	3,614	523,596
Clal Insurance Enterprises Holdings Ltd.(1)	10,976	256,562
CyberArk Software Ltd.(1)	901	153,296
Danel Adir Yeoshua Ltd.	474	102,452
Delek Automotive Systems Ltd.	6,943	110,239
Delek Group Ltd.(1)	745	92,030
Delta Galil Industries Ltd.	1,347	93,148
Elbit Systems Ltd.	1,295	266,222
Elco Ltd.	589	50,880
Electra Consumer Products 1970 Ltd.	1,098	63,912
Electra Ltd.	138	103,153
Electreon Wireless Ltd.(1)	352	15,203
Energix-Renewable Energies Ltd.	8,260	33,674
Equital Ltd.(1)	1,617	64,617
Fattal Holdings 1998 Ltd.(1)	472	61,696
FIBI Holdings Ltd.	2,134	101,266
First International Bank of Israel Ltd.	4,070	175,074
Formula Systems 1985 Ltd.	165	16,777
Fox Wizel Ltd.	923	156,391
Gav-Yam Lands Corp. Ltd.	7,708	94,321
Gazit-Globe Ltd.	7,325	63,906
Gilat Satellite Networks Ltd.(1)	3,128	25,449
Hagag Group Real Estate Development	921	6,926
Harel Insurance Investments & Financial Services Ltd.	13,471	163,091
Hilan Ltd.	1,433	86,403
ICL Group Ltd.	40,677	461,949
IDI Insurance Co. Ltd.	759	26,307
Ilex Medical Ltd.	429	20,007

Avantis International Equity ETF
	Shares	Value
Infinya Ltd.	146	$11,608
Inmode Ltd.(1)	3,377	144,164
Inrom Construction Industries Ltd.	17,244	82,982
Isracard Ltd.	36,267	190,344
Israel Canada T.R Ltd.	5,119	28,884
Israel Corp. Ltd. (The)(1)	305	160,277
Israel Discount Bank Ltd., A Shares	89,214	588,291
Israel Land Development - Urban Renewal Ltd.	1,768	29,784
Isras Investment Co. Ltd.	161	38,685
Ituran Location and Control Ltd.	2,962	60,928
Kamada Ltd.(1)	543	3,118
Kenon Holdings Ltd.	1,670	94,656
Kornit Digital Ltd.(1)	1,964	186,246
M Yochananof & Sons Ltd.	742	56,547
Magic Software Enterprises Ltd.	2,798	50,032
Malam - Team Ltd.	872	28,207
Matrix IT Ltd.	2,263	61,230
Maytronics Ltd.	2,847	61,402
Mediterranean Towers Ltd.	6,613	20,413
Mega Or Holdings Ltd.	1,423	56,039
Melisron Ltd.(1)	1,050	83,372
Menora Mivtachim Holdings Ltd.(1)	3,436	80,409
Migdal Insurance & Financial Holdings Ltd.	41,156	72,028
Mivne Real Estate KD Ltd.	43,225	169,555
Mizrahi Tefahot Bank Ltd.	7,846	306,606
Nano Dimension Ltd., ADR(1)	7,314	25,892
Naphtha Israel Petroleum Corp. Ltd.(1)	1,311	10,376
Nawi Brothers Ltd.	1,423	13,238
Neto Malinda Trading Ltd.(1)	518	23,923
Nice Ltd., ADR(1)	2,084	471,505
Nova Ltd.(1)	997	109,222
Oil Refineries Ltd.(1)	243,879	87,389
One Software Technologies Ltd.	4,313	76,740
OPC Energy Ltd.(1)	3,379	38,373
Partner Communications Co. Ltd.(1)	21,047	161,583
Paz Oil Co. Ltd.(1)	1,306	188,467
Perion Network Ltd.(1)	5,009	113,899
Phoenix Holdings Ltd. (The)	16,934	209,753
Prashkovsky Investments and Construction Ltd.	500	20,620
Radware Ltd.(1)	2,439	83,926
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,156	95,647
Raval Ics Ltd.	1,209	2,592
Sapiens International Corp. NV	1,050	28,740
Scope Metals Group Ltd.	1,019	44,684
Shapir Engineering and Industry Ltd.	10,541	103,949
Shikun & Binui Ltd.(1)	11,430	69,218
Shufersal Ltd.	32,615	291,683
Silicom Ltd.(1)	230	9,580
Strauss Group Ltd.	3,660	120,334
Summit Real Estate Holdings Ltd.(1)	3,162	70,454
Tadiran Group Ltd.	273	39,079

Avantis International Equity ETF
	Shares	Value
Taro Pharmaceutical Industries Ltd.(1)	711	$34,732
Tel Aviv Stock Exchange Ltd.	8,957	53,133
Tera Light Ltd.(1)	1,179	2,527
Teva Pharmaceutical Industries Ltd., ADR(1)	28,793	234,087
Tower Semiconductor Ltd.(1)	9,975	466,352
Victory Supermarket Chain Ltd.	849	17,499
Wix.com Ltd.(1)	661	60,534
YH Dimri Construction & Development Ltd.	818	73,713
ZIM Integrated Shipping Services Ltd.	6,442	449,587
ZUR Shamir Holdings Ltd.	917	3,590
		12,732,393
Italy — 2.2%
A2A SpA	301,571	538,030
ACEA SpA	7,414	140,798
Amplifon SpA	9,048	388,290
Anima Holding SpA	2,119	10,017
Aquafil SpA(1)	3,718	26,872
Arnoldo Mondadori Editore SpA(1)	34,065	74,764
Ascopiave SpA	16,797	65,856
Assicurazioni Generali SpA(2)	38,838	768,093
Atlantia SpA(1)	35,834	659,176
Autogrill SpA(1)	6,335	47,933
Azimut Holding SpA	16,791	400,658
Banca Generali SpA(2)	9,306	343,011
Banca IFIS SpA	4,286	90,453
Banca Mediolanum SpA	28,932	237,103
Banca Monte dei Paschi di Siena SpA(1)	15,205	14,590
Banca Popolare di Sondrio SCPA	74,425	293,633
Banca Sistema SpA(2)	6,395	14,075
Banco BPM SpA	137,278	471,033
Banco di Desio e della Brianza SpA	1,492	5,010
BFF Bank SpA	32,161	231,664
Biesse SpA(1)(2)	2,461	53,977
BPER Banca	178,971	357,678
Brembo SpA	19,714	232,702
Brunello Cucinelli SpA(1)	5,350	300,062
Buzzi Unicem SpA	8,576	163,546
Cairo Communication SpA	8,514	16,047
Carel Industries SpA	3,267	80,031
Cementir Holding NV	4,280	34,050
CIR SpA-Compagnie Industriali(1)	75,799	34,057
CNH Industrial NV	89,240	1,269,395
Credito Emiliano SpA	10,424	74,855
Danieli & C Officine Meccaniche SpA(2)	2,036	47,124
Danieli & C Officine Meccaniche SpA, Preference Shares	7,286	114,374
Davide Campari-Milano NV	4,788	52,107
De' Longhi SpA	7,808	247,759
DiaSorin SpA	963	144,117
Digital Bros SpA(2)	1,147	31,790
Digital Value SpA(1)	772	71,302
doValue SpA	10,061	81,243

Avantis International Equity ETF
	Shares	Value
Enav SpA(1)	36,812	$169,217
Enel SpA	205,688	1,515,702
Eni SpA, ADR	75,437	2,336,284
ERG SpA	2,839	89,482
Esprinet SpA	4,756	59,300
Falck Renewables SpA	2,628	25,841
Ferrari NV	3,635	781,119
Fila SpA	2,851	29,890
Fincantieri SpA(1)(2)	60,408	42,453
FinecoBank Banca Fineco SpA	42,330	705,464
Gruppo MutuiOnline SpA	2,717	112,638
GVS SpA	8,560	86,105
Hera SpA	160,320	621,643
Infrastrutture Wireless Italiane SpA(2)	2,416	24,671
Interpump Group SpA	1,856	100,200
Intesa Sanpaolo SpA	716,454	1,831,490
Iren SpA	148,480	417,963
Italgas SpA	86,437	557,952
Iveco Group NV(1)	12,306	102,727
Juventus Football Club SpA(1)(2)	75,644	29,528
La Doria SpA	1,075	19,815
Leonardo SpA(1)	49,826	444,192
Maire Tecnimont SpA(2)	27,880	87,763
MARR SpA	4,760	89,062
Mediobanca Banca di Credito Finanziario SpA	19,715	205,316
MFE-MediaForEurope NV, Class A(1)	43,310	38,946
MFE-MediaForEurope NV, Class B	43,310	53,045
Moncler SpA	8,425	505,922
Nexi SpA(1)	13,406	183,099
OVS SpA(1)	59,091	149,078
Pharmanutra SpA	424	29,937
Piaggio & C SpA	14,394	42,272
Poste Italiane SpA	42,158	483,532
Prima Industrie SpA(1)	812	14,081
Prysmian SpA	13,829	455,242
RAI Way SpA	18,045	98,971
Recordati Industria Chimica e Farmaceutica SpA	7,622	372,803
Reply SpA	1,488	242,628
Safilo Group SpA(1)(2)	41,149	64,036
Saipem SpA(1)(2)	67,110	79,081
Salcef SpA	1,607	39,703
Salvatore Ferragamo SpA(1)	9,920	215,108
Sanlorenzo SpA/Ameglia	1,000	43,115
Saras SpA(1)	114,933	70,226
Sesa SpA	1,467	234,378
Snam SpA	55,292	307,216
Societa Cattolica Di Assicurazione SpA(1)	17,156	104,915
SOL SpA	530	10,364
Stellantis NV	94,668	1,720,295
Tamburi Investment Partners SpA	1,206	11,701
Technogym SpA	16,948	133,673

Avantis International Equity ETF
	Shares	Value
Telecom Italia SpA/Milano	743,208	$312,256
Telecom Italia SpA/Milano, Preference Shares	449,602	186,705
Tenaris SA, ADR	6,871	178,165
Terna - Rete Elettrica Nazionale	120,420	986,576
Tinexta Spa	2,223	71,303
Tod's SpA(1)	31	1,585
UniCredit SpA	151,413	1,913,030
Unieuro SpA(2)	3,508	69,451
Unipol Gruppo SpA	52,115	264,436
Webuild SpA(2)	66,359	124,996
Zignago Vetro SpA	929	13,311
		28,538,273
Japan — 20.8%
77 Bank Ltd. (The)	9,100	122,880
A&D Co. Ltd.	4,300	32,991
ABC-Mart, Inc.(2)	700	30,373
Acom Co. Ltd.	24,300	67,691
Adastria Co. Ltd.(2)	2,800	41,280
ADEKA Corp.	11,700	271,350
Advantest Corp.	12,500	1,004,561
Adways, Inc.	4,300	24,025
Aeon Co. Ltd.(2)	34,700	786,083
Aeon Delight Co. Ltd.(2)	3,100	80,486
AEON Financial Service Co. Ltd.(2)	15,800	162,733
Aeon Hokkaido Corp.	2,600	26,538
Aeon Mall Co. Ltd.(2)	14,600	205,306
AFC-HD AMS Life Science Co. Ltd.(2)	2,500	15,730
AGC, Inc.	23,400	1,038,083
Ai Holdings Corp.	3,600	54,264
Aica Kogyo Co. Ltd.	2,400	67,197
Aichi Bank Ltd. (The)	1,700	71,503
Aichi Steel Corp.	1,300	29,799
Aida Engineering Ltd.	3,300	28,573
Aiful Corp.	33,400	107,086
Ain Holdings, Inc.	1,200	66,962
Air Water, Inc.	26,000	378,523
Airport Facilities Co. Ltd.	1,300	6,420
Airtrip Corp.	800	21,636
Aisan Industry Co. Ltd.	6,000	38,908
Aisin Corp.	14,700	535,437
Aizawa Securities Group Co. Ltd.	2,200	17,475
Ajinomoto Co., Inc.	37,100	1,081,131
Akatsuki, Inc.	1,000	25,659
Akebono Brake Industry Co. Ltd.(1)	15,900	22,500
Akita Bank Ltd. (The)	800	12,069
Alconix Corp.	4,500	55,015
Alfresa Holdings Corp.	9,300	143,121
Alpen Co. Ltd.(2)	3,500	64,513
Alps Alpine Co. Ltd.	25,500	256,028
Altech Corp.	1,500	25,317
Amada Co. Ltd.	46,200	409,367

Avantis International Equity ETF
	Shares	Value
Amano Corp.	3,600	$70,576
ANA Holdings, Inc.(1)	1,100	24,220
Anritsu Corp.(2)	11,100	155,939
AOKI Holdings, Inc.	3,800	19,827
Aomori Bank Ltd. (The)	1,400	23,449
Aoyama Trading Co. Ltd.(1)	3,400	20,143
Aoyama Zaisan Networks Co. Ltd.	1,600	16,978
Aozora Bank Ltd.	15,600	351,253
Arakawa Chemical Industries Ltd.	2,100	20,742
Arata Corp.	2,600	90,628
Arcland Sakamoto Co. Ltd.	4,600	62,954
Arcland Service Holdings Co. Ltd.(2)	700	13,845
Arcs Co. Ltd.(2)	6,700	126,892
Ardepro Co. Ltd.	19,600	7,161
Arealink Co. Ltd.	1,300	14,960
Argo Graphics, Inc.	2,400	66,643
Ariake Japan Co. Ltd.	700	34,955
Arisawa Manufacturing Co. Ltd.	2,100	18,471
ARTERIA Networks Corp.	3,600	41,695
ArtSpark Holdings, Inc.	6,300	39,007
AS One Corp.	600	36,272
Asahi Co. Ltd.	1,300	15,317
Asahi Diamond Industrial Co. Ltd.	5,100	25,518
Asahi Group Holdings Ltd.	13,100	528,446
Asahi Holdings, Inc.	10,700	207,799
Asahi Intecc Co. Ltd.	1,900	41,027
Asahi Kasei Corp.	100,300	941,298
ASAHI YUKIZAI Corp.	3,100	56,584
Asanuma Corp.	500	23,504
Asia Pile Holdings Corp.	3,600	13,687
Asics Corp.	21,700	434,621
ASKA Pharmaceutical Holdings Co. Ltd.	3,500	34,917
ASKUL Corp.	4,200	60,995
Astellas Pharma, Inc.	91,200	1,521,601
Aucnet, Inc.	3,500	48,517
Autobacs Seven Co. Ltd.	8,300	103,995
Avant Corp.	1,700	16,103
Awa Bank Ltd. (The)	4,900	98,765
Axial Retailing, Inc.	2,100	60,805
Azbil Corp.	2,500	94,897
Bandai Namco Holdings, Inc.	4,300	315,238
Bando Chemical Industries Ltd.	2,900	21,745
Bank of Iwate Ltd. (The)	1,100	18,461
Bank of Kyoto Ltd. (The)	4,300	191,071
Bank of Nagoya Ltd. (The)	2,100	54,129
Bank of Saga Ltd. (The)	1,100	14,702
Bank of the Ryukyus Ltd.	5,400	39,200
BayCurrent Consulting, Inc.	1,100	439,883
Belc Co. Ltd.(2)	1,000	47,889
Bell System24 Holdings, Inc.(2)	2,900	33,856
Belluna Co. Ltd.	7,300	46,948

Avantis International Equity ETF
	Shares	Value
Benefit One, Inc.	5,900	$136,655
Benesse Holdings, Inc.	7,800	158,873
BeNext-Yumeshin Group Co.	2,527	35,998
Bic Camera, Inc.(2)	10,800	93,964
BML, Inc.	3,800	110,224
Bridgestone Corp.	32,300	1,330,144
Brother Industries Ltd.	26,700	485,964
Bunka Shutter Co. Ltd.	6,500	61,573
Calbee, Inc.(2)	4,900	110,180
Canon Electronics, Inc.	1,400	19,539
Canon Marketing Japan, Inc.	4,700	98,232
Canon, Inc., ADR(2)	41,161	972,634
Capcom Co., Ltd.	17,000	412,604
Carenet, Inc.	3,600	26,157
Carta Holdings, Inc.	1,600	32,542
Casio Computer Co. Ltd.	8,700	101,933
Cawachi Ltd.	2,200	46,982
Central Automotive Products Ltd.	500	11,403
Central Glass Co. Ltd.	9,700	174,065
Central Japan Railway Co.	4,200	567,488
Central Security Patrols Co. Ltd.	1,000	20,246
Change, Inc.(1)(2)	800	12,356
Charm Care Corp. KK	3,900	39,522
Chiba Bank Ltd. (The)	42,300	265,895
Chilled & Frozen Logistics Holdings Co. Ltd.	1,200	13,072
Chiyoda Corp.(1)(2)	400	1,252
Chubu Electric Power Co., Inc.	23,700	236,731
Chudenko Corp.	2,100	39,994
Chugai Pharmaceutical Co. Ltd.	25,900	859,197
Chugoku Bank Ltd. (The)	18,100	142,427
Chugoku Electric Power Co., Inc. (The)	3,500	27,398
Chugoku Marine Paints Ltd.	3,500	28,051
CI Takiron Corp.	5,800	28,292
Citizen Watch Co. Ltd.	64,000	278,790
CKD Corp.	8,700	151,738
CMIC Holdings Co. Ltd.	1,200	16,139
CMK Corp.(1)	10,700	57,436
Coca-Cola Bottlers Japan Holdings, Inc.	11,200	142,597
COLOPL, Inc.	5,100	28,745
Colowide Co. Ltd.(2)	5,300	79,760
Computer Engineering & Consulting Ltd.	1,600	15,778
COMSYS Holdings Corp.	7,300	176,529
Comture Corp.	1,800	46,346
Concordia Financial Group Ltd.	84,600	344,177
Core Corp.	100	1,376
Cosmo Energy Holdings Co. Ltd.	11,700	264,454
Cosmos Pharmaceutical Corp.	1,600	221,837
Create Restaurants Holdings, Inc.(2)	6,200	39,094
Create SD Holdings Co. Ltd.	2,300	63,091
Credit Saison Co. Ltd.	29,700	334,332
Creek & River Co. Ltd.	2,300	34,908

Avantis International Equity ETF
	Shares	Value
Cresco Ltd.	1,600	$25,621
CTI Engineering Co. Ltd.	1,500	29,737
Curves Holdings Co. Ltd.(2)	2,300	14,175
CyberAgent, Inc.	42,000	549,597
Cybozu, Inc.	2,000	24,179
Dai Nippon Printing Co. Ltd.	17,500	456,832
Dai-ichi Life Holdings, Inc.	80,100	1,663,528
Daicel Corp.	44,600	343,225
Daido Metal Co. Ltd.	2,400	13,310
Daido Steel Co. Ltd.	2,200	79,114
Daifuku Co. Ltd.	400	28,931
Daihen Corp.	2,900	109,181
Daiho Corp.(2)	1,800	56,256
Daiichi Jitsugyo Co. Ltd.	700	26,621
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	3,900	34,634
Daiichi Sankyo Co. Ltd.	47,700	1,163,661
Daiichikosho Co. Ltd.	1,900	57,903
Daiken Corp.	1,400	27,382
Daiki Aluminium Industry Co. Ltd.(2)	4,400	66,694
Daikin Industries Ltd.	7,400	1,367,554
Daikokutenbussan Co. Ltd.	800	33,215
Daikyonishikawa Corp.	5,500	27,002
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,200	23,468
Daio Paper Corp.	13,400	199,069
Daiseki Co. Ltd.	3,480	141,769
Daishi Hokuetsu Financial Group, Inc.	7,600	175,790
Daishinku Corp.	7,400	69,686
Daito Pharmaceutical Co. Ltd.	1,100	28,882
Daito Trust Construction Co. Ltd.	8,700	962,566
Daiwa House Industry Co. Ltd.	29,600	839,464
Daiwa Industries Ltd.	2,200	21,259
Daiwa Securities Group, Inc.	137,200	811,194
Daiwabo Holdings Co. Ltd.	15,600	241,478
DCM Holdings Co. Ltd.(2)	10,000	97,185
Dear Life Co. Ltd.	300	1,347
DeNA Co. Ltd.	5,200	79,909
Denka Co. Ltd.	13,100	402,336
Denso Corp.	11,900	836,810
Dentsu Group, Inc.	20,600	821,944
Dexerials Corp.	11,400	325,484
DIC Corp.	12,300	280,186
Digital Arts, Inc.	1,600	90,091
Digital Garage, Inc.	4,700	163,704
Digital Hearts Holdings Co. Ltd.	700	9,586
Digital Holdings, Inc.	2,800	36,808
Digital Information Technologies Corp.	1,300	14,852
Dip Corp.(2)	2,700	80,110
Disco Corp.	3,000	849,402
DKK Co. Ltd.	1,000	20,738
DMG Mori Co. Ltd.	13,600	189,983
Doshisha Co. Ltd.	1,400	18,982

Avantis International Equity ETF
	Shares	Value
Doutor Nichires Holdings Co. Ltd.(2)	1,100	$15,510
Dowa Holdings Co. Ltd.	4,100	185,035
Dream Incubator, Inc.(1)	2,100	44,622
DTS Corp.	5,100	122,197
Duskin Co. Ltd.	1,600	39,061
DyDo Group Holdings, Inc.	700	31,422
E-Guardian, Inc.	1,800	41,183
Eagle Industry Co. Ltd.	4,000	36,097
Earth Corp.	2,400	117,402
East Japan Railway Co.	7,500	445,566
Ebara Corp.	15,600	814,183
Ebara Jitsugyo Co. Ltd.	1,800	34,960
Eco's Co. Ltd.(2)	200	3,513
EDION Corp.	12,500	130,315
Eiken Chemical Co. Ltd.	4,400	66,850
Eisai Co. Ltd.	4,100	203,421
Eizo Corp.	2,000	64,267
EJ Holdings, Inc.	2,400	24,661
Elan Corp.	4,400	37,483
Electric Power Development Co. Ltd.	19,400	307,804
en Japan, Inc.	2,600	68,680
ENEOS Holdings, Inc.	350,400	1,387,510
Enigmo, Inc.	3,000	18,390
Enplas Corp.	800	18,705
eRex Co. Ltd.	4,900	79,175
ES-Con Japan Ltd.	700	4,620
ESPEC Corp.	1,100	19,813
Exedy Corp.	3,600	52,384
EXEO Group, Inc.	13,100	272,694
Ezaki Glico Co. Ltd.	2,100	71,640
F.C.C. Co. Ltd.	6,000	73,829
Fancl Corp.	1,400	39,750
FANUC Corp.	1,500	275,553
Fast Retailing Co. Ltd.(2)	1,100	593,350
Feed One Co. Ltd.	3,720	22,020
Ferrotec Holdings Corp.	11,300	239,141
FIDEA Holdings Co. Ltd.	4,040	49,143
Financial Products Group Co. Ltd.	14,600	108,733
Fixstars Corp.	3,500	21,802
Food & Life Cos. Ltd.	10,600	352,842
FP Corp.	6,000	170,493
France Bed Holdings Co. Ltd.	3,000	24,369
Freebit Co. Ltd.	2,100	16,912
Fronteo, Inc.(1)	2,600	41,634
Fudo Tetra Corp.	2,600	35,155
Fuji Co. Ltd.(2)	3,400	93,113
Fuji Corp. Ltd.	2,400	13,890
Fuji Corp./Aichi	6,200	126,080
Fuji Corp./Miyagi	1,800	18,584
Fuji Electric Co. Ltd.	20,000	1,029,033
Fuji Kyuko Co. Ltd.	1,000	34,989

Avantis International Equity ETF
	Shares	Value
Fuji Media Holdings, Inc.	5,800	$62,952
Fuji Oil Holdings, Inc.	6,000	116,398
Fuji Pharma Co. Ltd.	1,800	15,921
Fuji Seal International, Inc.	6,600	104,291
Fuji Soft, Inc.	2,900	142,206
Fujibo Holdings, Inc.	1,400	43,925
Fujicco Co. Ltd.	1,300	22,607
FUJIFILM Holdings Corp.	9,900	629,285
Fujikura Composites, Inc.	3,700	22,207
Fujikura Ltd.(1)	36,800	198,973
Fujimi, Inc.	1,600	95,458
Fujimori Kogyo Co. Ltd.	2,100	72,881
Fujitec Co. Ltd.	4,300	103,088
Fujitsu General Ltd.	5,300	114,933
Fujitsu Ltd.	9,500	1,380,198
Fujiya Co. Ltd.	1,700	37,799
Fukuda Corp.	500	18,785
Fukui Bank Ltd. (The)	1,200	15,268
Fukui Computer Holdings, Inc.	1,000	27,502
Fukuoka Financial Group, Inc.	17,000	335,146
Fukushima Galilei Co. Ltd.	800	27,530
Fukuyama Transporting Co. Ltd.	2,600	89,788
FULLCAST Holdings Co. Ltd.	3,500	72,260
Funai Soken Holdings, Inc.	1,300	25,278
Furukawa Battery Co. Ltd. (The)	2,000	22,553
Furukawa Co. Ltd.	2,100	24,328
Furukawa Electric Co. Ltd.	5,700	112,848
Furuno Electric Co. Ltd.(2)	4,100	36,876
Furyu Corp.	2,500	22,648
Fuso Chemical Co. Ltd.	3,300	133,162
Futaba Industrial Co. Ltd.	7,600	25,731
Future Corp.	3,800	47,246
Fuyo General Lease Co. Ltd.	3,200	209,618
G-7 Holdings, Inc.	4,000	57,862
G-Tekt Corp.	3,200	40,485
Gakken Holdings Co. Ltd.	1,700	15,286
Genky DrugStores Co. Ltd.	1,600	54,984
Geo Holdings Corp.	3,500	46,227
GLOBERIDE, Inc.	5,700	142,790
Glory Ltd.	6,200	112,446
GMO Financial Holdings, Inc.	7,400	52,576
GMO Internet, Inc.	2,100	47,807
GMO Payment Gateway, Inc.	2,100	203,128
Godo Steel Ltd.	1,200	13,872
Goldcrest Co. Ltd.	1,700	27,597
Goldwin, Inc.	2,800	147,921
Good Com Asset Co. Ltd.	1,400	14,119
Gree, Inc.(2)	1,800	14,817
gremz, Inc.	400	7,625
GS Yuasa Corp.	7,200	155,038
GSI Creos Corp.	1,400	14,064

Avantis International Equity ETF
	Shares	Value
GungHo Online Entertainment, Inc.	9,800	$217,510
Gunma Bank Ltd. (The)	43,200	142,809
Gunze Ltd.	1,700	58,400
H-One Co. Ltd.	2,900	16,369
H.U. Group Holdings, Inc.	9,600	254,075
H2O Retailing Corp.	12,800	95,710
Hachijuni Bank Ltd. (The)	49,400	186,688
Hakudo Co. Ltd.	1,300	30,122
Hakuhodo DY Holdings, Inc.	33,900	450,478
Hakuto Co. Ltd.	3,700	79,765
Hamakyorex Co. Ltd.	1,800	45,604
Hamamatsu Photonics KK	2,900	146,947
Hankyu Hanshin Holdings, Inc.	4,800	143,602
Hanwa Co. Ltd.	9,900	287,965
Happinet Corp.	1,700	23,486
Haseko Corp.	24,200	308,911
Hazama Ando Corp.	24,000	193,317
Heiwa Corp.	6,400	107,970
Heiwa Real Estate Co. Ltd.	4,800	171,632
Heiwado Co. Ltd.	4,200	73,206
HI-LEX Corp.	1,900	22,160
Hibiya Engineering Ltd.	2,000	32,804
Hikari Tsushin, Inc.	2,000	248,526
Hino Motors Ltd.	36,000	338,284
Hioki EE Corp.	800	48,035
Hirano Tecseed Co. Ltd.(2)	2,700	47,529
Hirata Corp.	700	31,939
Hirogin Holdings, Inc.	41,100	242,116
Hirose Electric Co. Ltd.	1,900	285,689
HIS Co. Ltd.(1)(2)	1,000	17,213
Hisamitsu Pharmaceutical Co., Inc.(2)	1,100	35,150
Hitachi Construction Machinery Co. Ltd.	14,400	352,392
Hitachi Ltd.	46,000	2,274,824
Hitachi Metals Ltd.(1)	14,100	251,340
Hitachi Transport System Ltd.	3,300	174,885
Hitachi Zosen Corp.	52,800	365,996
Hito Communications Holdings, Inc.	1,100	16,349
Hochiki Corp.	300	3,192
Hodogaya Chemical Co. Ltd.	1,100	41,343
Hogy Medical Co. Ltd.	2,000	58,324
Hokkaido Electric Power Co., Inc.	22,500	98,508
Hokkoku Financial Holdings, Inc.	4,100	108,265
Hokuetsu Corp.	23,500	146,549
Hokuhoku Financial Group, Inc.	17,000	138,254
Hokuriku Electric Power Co.	12,800	62,681
Hokuto Corp.	2,300	39,456
Honda Motor Co. Ltd., ADR	72,728	2,222,568
Honeys Holdings Co. Ltd.	3,400	30,336
Hoosiers Holdings	4,500	27,055
Horiba Ltd.	4,100	235,895
Hoshizaki Corp.	700	48,805

Avantis International Equity ETF
	Shares	Value
Hosiden Corp.	8,200	$84,706
Hosokawa Micron Corp.	2,300	53,809
House Foods Group, Inc.	2,300	59,460
Hoya Corp.	12,556	1,635,653
HS Holdings Co. Ltd.	4,800	47,624
Hulic Co. Ltd.	25,800	235,039
Hyakugo Bank Ltd. (The)	29,000	89,421
Hyakujushi Bank Ltd. (The)	4,000	62,646
I-PEX, Inc.	1,900	24,426
Ibiden Co. Ltd.	13,400	654,436
Ichigo, Inc.	15,700	36,534
Ichikoh Industries Ltd.	4,300	18,969
Ichinen Holdings Co. Ltd.	1,200	13,642
Ichiyoshi Securities Co. Ltd.	2,700	15,258
Idec Corp.	7,000	155,436
Idemitsu Kosan Co. Ltd.	32,200	863,171
IDOM, Inc.	14,400	82,484
IHI Corp.	21,100	488,314
Iida Group Holdings Co. Ltd.	16,100	298,802
Iino Kaiun Kaisha Ltd.	17,500	135,366
IJTT Co. Ltd.	300	1,369
Inaba Denki Sangyo Co. Ltd.	5,200	121,051
Inabata & Co. Ltd.	7,700	155,498
Inageya Co. Ltd.	1,300	16,263
Ines Corp.	1,400	19,031
Infocom Corp.	3,600	63,812
Infomart Corp.	4,600	27,409
Information Services International-Dentsu Ltd.	1,900	61,843
INFRONEER Holdings, Inc.	25,148	223,362
Innotech Corp.	2,900	36,175
INPEX Corp.	128,700	1,326,577
Insource Co. Ltd.	2,100	36,146
Intage Holdings, Inc.	6,100	91,079
Internet Initiative Japan, Inc.	9,000	289,243
Inui Global Logistics Co. Ltd.(2)	2,800	56,584
IR Japan Holdings Ltd.	500	17,831
Iriso Electronics Co. Ltd.	500	17,859
Iseki & Co. Ltd.	3,800	39,615
Isetan Mitsukoshi Holdings Ltd.	26,900	216,936
Ishihara Sangyo Kaisha Ltd.	5,800	53,793
Isuzu Motors Ltd.	59,800	808,771
Itfor, Inc.	2,100	14,566
ITmedia, Inc.	1,600	23,091
Ito En Ltd.	1,800	103,521
ITOCHU Corp.	51,300	1,671,795
Itochu Enex Co. Ltd.	12,100	110,113
Itochu Techno-Solutions Corp.	4,500	116,655
Itoham Yonekyu Holdings, Inc.	18,000	108,162
IwaiCosmo Holdings, Inc.	2,500	30,620
Iwatani Corp.	6,500	308,934
Iyo Bank Ltd. (The)	26,100	139,875

Avantis International Equity ETF
	Shares	Value
Izumi Co. Ltd.(2)	3,100	$86,677
J Front Retailing Co. Ltd.	39,200	328,332
J Trust Co. Ltd.	6,800	25,495
J-Oil Mills, Inc.	1,700	25,697
JAC Recruitment Co. Ltd.	1,100	17,533
Jaccs Co. Ltd.	6,100	172,274
JAFCO Group Co. Ltd.	17,500	263,235
Japan Airlines Co. Ltd.(1)	1,900	37,674
Japan Airport Terminal Co. Ltd.(1)	300	14,009
Japan Aviation Electronics Industry Ltd.	8,600	135,532
Japan Communications, Inc.(1)	13,500	21,727
Japan Electronic Materials Corp.	2,800	48,725
Japan Elevator Service Holdings Co. Ltd.	2,800	36,734
Japan Exchange Group, Inc.	25,200	471,897
Japan Investment Adviser Co. Ltd.	1,800	18,183
Japan Lifeline Co. Ltd.	8,500	81,187
Japan Material Co. Ltd.	7,800	114,483
Japan Petroleum Exploration Co. Ltd.	7,500	178,027
Japan Post Bank Co. Ltd.(2)	19,400	170,222
Japan Post Holdings Co. Ltd.	189,900	1,569,657
Japan Post Insurance Co. Ltd.	25,100	428,678
Japan Pulp & Paper Co. Ltd.	700	25,664
Japan Securities Finance Co. Ltd.	11,800	94,152
Japan Steel Works Ltd. (The)	8,300	271,062
Japan Transcity Corp.	1,700	8,948
Japan Wool Textile Co. Ltd. (The)	6,800	53,541
JCR Pharmaceuticals Co. Ltd.	3,800	72,538
JCU Corp.	1,900	82,196
JFE Holdings, Inc.	66,200	985,556
JGC Holdings Corp.	35,600	356,815
JINS Holdings, Inc.(2)	1,000	56,193
JINUSHI Co. Ltd.	3,100	48,510
JM Holdings Co. Ltd.	1,700	26,430
JMDC, Inc.(1)	700	38,851
Joshin Denki Co. Ltd.	2,100	38,344
Joyful Honda Co. Ltd.	5,000	69,495
JSB Co. Ltd.	500	13,888
JSP Corp.	1,200	16,839
JSR Corp.	28,900	909,131
JTEKT Corp.	22,000	189,781
Juki Corp.	7,200	41,519
Juroku Financial Group, Inc.	4,700	99,548
Justsystems Corp.	2,200	107,042
JVCKenwood Corp.	32,600	52,635
K's Holdings Corp.	16,400	177,710
Kadokawa Corp.	3,800	96,435
Kaga Electronics Co. Ltd.	3,500	92,116
Kagome Co. Ltd.	4,500	120,132
Kajima Corp.	56,300	757,713
Kakaku.com, Inc.	12,100	266,211
Kaken Pharmaceutical Co. Ltd.	2,000	73,504

Avantis International Equity ETF
	Shares	Value
Kameda Seika Co. Ltd.	800	$28,746
Kamei Corp.	1,600	14,653
Kamigumi Co. Ltd.	11,800	229,301
Kanamoto Co. Ltd.	6,700	132,748
Kandenko Co. Ltd.	8,500	64,635
Kaneka Corp.	7,800	255,130
Kanematsu Corp.	14,800	180,690
Kanematsu Electronics Ltd.	700	23,845
Kansai Electric Power Co., Inc. (The)	48,200	485,989
Kansai Paint Co. Ltd.	7,000	140,495
Kanto Denka Kogyo Co. Ltd.	7,200	75,350
Kao Corp.	14,700	687,179
Katakura Industries Co. Ltd.	1,400	28,658
Katitas Co. Ltd.	6,000	189,394
Kato Sangyo Co. Ltd.	3,400	91,652
Kawai Musical Instruments Manufacturing Co. Ltd.	800	21,523
Kawasaki Heavy Industries Ltd.	5,400	99,628
Kawasaki Kisen Kaisha Ltd.(1)	18,500	1,303,361
KDDI Corp.	87,600	2,850,613
KeePer Technical Laboratory Co. Ltd.	1,500	28,333
Keihan Holdings Co. Ltd.	1,800	48,035
Keihanshin Building Co. Ltd.	1,700	22,095
Keikyu Corp.	2,900	30,387
Keio Corp.	1,400	57,284
Keisei Electric Railway Co. Ltd.	2,400	67,214
KEIWA, Inc.	1,200	48,844
Keiyo Bank Ltd. (The)	14,300	63,694
Keiyo Co. Ltd.(2)	2,900	22,509
Kewpie Corp.	8,100	172,899
Keyence Corp.	3,300	1,560,902
KFC Holdings Japan Ltd.	2,900	73,385
KH Neochem Co. Ltd.	8,100	200,291
Ki-Star Real Estate Co. Ltd.	1,900	83,946
Kikkoman Corp.	6,900	514,380
Kimura Chemical Plants Co. Ltd.	2,400	18,813
Kinden Corp.	8,500	120,552
Kintetsu Group Holdings Co. Ltd.(1)	1,000	30,042
Kintetsu World Express, Inc.	5,800	152,003
Kirin Holdings Co. Ltd.	21,100	350,797
Kissei Pharmaceutical Co. Ltd.	2,000	42,277
Kito Corp.	1,600	23,534
Kitz Corp.	10,200	58,215
Kiyo Bank Ltd. (The)	11,200	143,635
Koa Corp.	4,700	59,560
Kobayashi Pharmaceutical Co. Ltd.	600	51,390
Kobe Bussan Co. Ltd.	5,000	165,549
Kobe Steel Ltd.	49,600	263,415
Koei Tecmo Holdings Co. Ltd.(2)	2,100	72,924
Kohnan Shoji Co. Ltd.(2)	10,600	337,076
Koito Manufacturing Co. Ltd.	4,300	222,408
Kojima Co. Ltd.(2)	300	1,431

Avantis International Equity ETF
	Shares	Value
Kokusai Pulp & Paper Co. Ltd.	100	$304
Kokuyo Co. Ltd.	8,000	112,153
Komatsu Ltd.	52,000	1,196,204
Komatsu Matere Co. Ltd.	200	2,296
KOMEDA Holdings Co. Ltd.(2)	3,000	55,215
Komeri Co. Ltd.	4,700	115,565
Konami Holdings Corp.	7,800	443,748
Kondotec, Inc.	300	2,690
Konica Minolta, Inc.	70,000	296,562
Konishi Co. Ltd.	4,000	55,587
Konoshima Chemical Co. Ltd.	1,100	16,592
Kose Corp.	400	45,856
Kotobuki Spirits Co. Ltd.	200	10,667
Krosaki Harima Corp.	600	22,840
Kubota Corp.	54,900	984,998
Kumagai Gumi Co. Ltd.	5,700	143,294
Kumiai Chemical Industry Co. Ltd.	200	1,419
Kura Sushi, Inc.	1,000	32,336
Kurabo Industries Ltd.	1,300	21,616
Kuraray Co. Ltd.	49,400	463,699
Kureha Corp.	3,100	248,773
Kurita Water Industries Ltd.	8,600	355,393
Kuriyama Holdings Corp.	1,900	14,379
Kusuri no Aoki Holdings Co. Ltd.	1,700	99,956
KYB Corp.	3,400	91,327
Kyocera Corp.	10,700	615,817
Kyoden Co. Ltd.	4,600	23,615
Kyoei Steel Ltd.	2,900	40,142
Kyokuto Boeki Kaisha Ltd.	1,200	23,844
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,400	42,926
Kyokuyo Co. Ltd.	1,200	34,122
KYORIN Holdings, Inc.	900	14,645
Kyowa Kirin Co. Ltd.	10,900	278,941
Kyudenko Corp.	4,800	128,864
Kyushu Electric Power Co., Inc.	39,300	296,375
Kyushu Financial Group, Inc.	47,400	169,165
Kyushu Railway Co.	7,000	154,868
LAND Co. Ltd.(2)	183,200	17,584
Lasertec Corp.	4,600	852,714
Lawson, Inc.(2)	6,400	266,853
Leopalace21 Corp.(1)	200	356
Life Corp.	2,100	55,615
LIKE, Inc.(2)	1,200	19,985
Link And Motivation, Inc.	4,500	16,326
Lintec Corp.	6,500	144,889
Lion Corp.	11,600	152,043
LITALICO, Inc.	1,900	47,283
Lixil Corp.	26,400	588,386
M&A Capital Partners Co. Ltd.(1)	700	30,721
m-up Holdings, Inc.	1,600	13,719
M3, Inc.	11,600	436,433

Avantis International Equity ETF
	Shares	Value
Mabuchi Motor Co. Ltd.	2,600	$89,880
Macnica Fuji Electronics Holdings, Inc.	9,600	225,949
Macromill, Inc.	1,900	18,670
Maeda Kosen Co. Ltd.(2)	2,500	72,383
Makino Milling Machine Co. Ltd.	4,400	143,686
Makita Corp.	4,300	153,257
Mandom Corp.	1,300	15,589
MarkLines Co. Ltd.	800	18,815
Marubeni Corp.	130,400	1,368,761
Marudai Food Co. Ltd.	1,500	19,910
Maruha Nichiro Corp.	8,400	183,274
Marui Group Co. Ltd.	11,100	218,458
Maruichi Steel Tube Ltd.	4,700	116,652
Marumae Co. Ltd.	1,200	25,843
Marusan Securities Co. Ltd.	7,700	36,319
Maruwa Co. Ltd.	1,400	182,834
Maruwa Unyu Kikan Co. Ltd.(2)	1,800	16,637
Maruzen Showa Unyu Co. Ltd.	800	22,264
Marvelous, Inc.	5,700	35,916
Matsuda Sangyo Co. Ltd.	700	15,161
Matsui Securities Co. Ltd.(2)	16,100	113,123
MatsukiyoCocokara & Co.	5,220	201,242
Max Co. Ltd.	2,400	37,028
Maxell Ltd.	11,900	122,583
Mazda Motor Corp.(1)	65,000	480,763
McDonald's Holdings Co. Japan Ltd.	8,600	369,785
MCJ Co. Ltd.	10,400	91,055
Mebuki Financial Group, Inc.	124,600	292,179
MEC Co. Ltd.	1,300	36,680
Media Do Co. Ltd.	1,400	30,684
Medical Data Vision Co. Ltd.	1,800	16,856
Medipal Holdings Corp.	21,400	391,663
MedPeer, Inc.(1)	800	22,253
Megachips Corp.	2,100	66,936
Megmilk Snow Brand Co. Ltd.	7,600	133,834
Meidensha Corp.	5,700	111,582
MEIJI Holdings Co. Ltd.	12,600	756,227
Meiko Electronics Co. Ltd.	6,300	220,727
Meisei Industrial Co. Ltd.	2,800	17,950
Meitec Corp.	1,600	94,424
Meiwa Corp.(2)	5,300	53,149
Members Co. Ltd.	800	19,519
Menicon Co. Ltd.	2,600	68,021
Mercari, Inc.(1)	8,200	256,824
METAWATER Co. Ltd.	3,000	55,378
Micronics Japan Co. Ltd.	6,800	97,936
Midac Holdings Co. Ltd.	1,200	24,553
Mie Kotsu Group Holdings, Inc.	3,300	13,312
Milbon Co. Ltd.	1,400	74,119
MIMAKI ENGINEERING Co. Ltd.	3,400	21,839
Mimasu Semiconductor Industry Co. Ltd.	3,700	78,966

Avantis International Equity ETF
	Shares	Value
MINEBEA MITSUMI, Inc.	32,700	$717,794
Mirait Holdings Corp.	17,000	288,915
Miroku Jyoho Service Co. Ltd.	1,400	18,623
MISUMI Group, Inc.	5,200	166,700
Mito Securities Co. Ltd.	6,000	14,963
Mitsuba Corp.(1)	6,200	20,714
Mitsubishi Chemical Holdings Corp.	132,200	939,127
Mitsubishi Corp.	79,500	2,673,082
Mitsubishi Electric Corp.	63,900	772,904
Mitsubishi Estate Co. Ltd.	25,700	392,395
Mitsubishi Gas Chemical Co., Inc.	12,500	221,775
Mitsubishi HC Capital, Inc.	90,240	469,288
Mitsubishi Heavy Industries Ltd.	33,300	982,103
Mitsubishi Logisnext Co. Ltd.	2,600	21,114
Mitsubishi Logistics Corp.	3,500	83,700
Mitsubishi Materials Corp.	14,800	266,389
Mitsubishi Motors Corp.(1)	83,500	219,130
Mitsubishi Research Institute, Inc.	1,500	50,716
Mitsubishi Shokuhin Co. Ltd.	3,400	91,652
Mitsubishi Steel Manufacturing Co. Ltd.	2,900	32,369
Mitsubishi UFJ Financial Group, Inc., ADR(2)	529,400	3,261,104
Mitsuboshi Belting Ltd.	2,300	43,354
Mitsui & Co. Ltd.	72,400	1,805,128
Mitsui Chemicals, Inc.	23,900	610,993
Mitsui DM Sugar Holdings Co. Ltd.	1,000	17,851
Mitsui E&S Holdings Co. Ltd.(1)	5,200	15,491
Mitsui Fudosan Co. Ltd.	37,900	843,504
Mitsui High-Tec, Inc.(2)	2,500	184,395
Mitsui Matsushima Holdings Co. Ltd.	2,100	29,068
Mitsui Mining & Smelting Co. Ltd.	12,900	377,746
Mitsui OSK Lines Ltd.	12,000	983,640
Mitsui-Soko Holdings Co. Ltd.	4,200	87,422
Miura Co. Ltd.	1,300	35,630
Mixi, Inc.	5,000	97,255
Miyaji Engineering Group, Inc.	700	21,771
Miyazaki Bank Ltd. (The)	1,900	36,363
Mizuho Financial Group, Inc., ADR(2)	482,201	1,277,833
Mizuho Leasing Co. Ltd.	4,500	121,554
Mizuho Medy Co. Ltd.	800	13,914
Mizuno Corp.	3,000	59,283
Mochida Pharmaceutical Co. Ltd.	2,300	76,803
Monex Group, Inc.	28,900	131,757
Monogatari Corp. (The)	800	44,239
MonotaRO Co. Ltd.	10,400	195,759
Morinaga & Co. Ltd.	2,600	84,593
Morinaga Milk Industry Co. Ltd.	4,700	235,606
Morita Holdings Corp.	2,300	24,534
MOS Food Services, Inc.	900	23,865
MrMax Holdings Ltd.(2)	2,600	12,959
MS&AD Insurance Group Holdings, Inc.	36,000	1,218,121
Murata Manufacturing Co. Ltd.	19,400	1,318,524

Avantis International Equity ETF
	Shares	Value
Musashi Seimitsu Industry Co. Ltd.	8,500	$132,676
Musashino Bank Ltd. (The)	3,800	62,773
Nabtesco Corp.	14,300	396,332
Nachi-Fujikoshi Corp.	2,900	105,448
Nafco Co. Ltd.	2,100	30,513
Nagano Keiki Co. Ltd.	3,200	36,853
Nagase & Co. Ltd.	13,000	207,993
Nagoya Railroad Co. Ltd.(1)	2,400	44,073
Nakanishi, Inc.	6,200	115,882
Nankai Electric Railway Co. Ltd.	7,100	144,773
Nanto Bank Ltd. (The)	4,000	74,081
NEC Capital Solutions Ltd.	1,100	20,621
NEC Corp.	11,300	488,902
NEC Networks & System Integration Corp.	7,600	116,854
NET One Systems Co. Ltd.	7,800	191,908
Neturen Co. Ltd.	4,800	25,127
Nexon Co. Ltd.	7,200	157,301
Nextage Co. Ltd.	7,500	161,051
NGK Insulators Ltd.	38,800	602,560
NGK Spark Plug Co. Ltd.	25,200	454,120
NH Foods Ltd.	11,600	435,380
NHK Spring Co. Ltd.	32,300	257,423
Nichi-iko Pharmaceutical Co. Ltd.	3,100	22,797
Nichias Corp.	7,300	165,369
Nichicon Corp.	2,100	22,328
Nichiha Corp.	7,300	164,432
Nichirei Corp.	14,300	315,111
Nichireki Co. Ltd.	1,600	18,000
Nidec Corp.	5,618	488,393
Nifco, Inc.	11,500	327,014
Nihon Chouzai Co. Ltd.	1,900	23,020
Nihon Dempa Kogyo Co. Ltd.(1)	6,300	65,581
Nihon Kohden Corp.	9,500	259,200
Nihon M&A Center Holdings, Inc.	7,100	105,017
Nihon Nohyaku Co. Ltd.	4,900	23,687
Nihon Parkerizing Co. Ltd.	7,500	64,510
Nihon Unisys Ltd.	10,100	276,702
Nikkiso Co. Ltd.	1,900	13,163
Nikkon Holdings Co. Ltd.	6,300	120,005
Nikon Corp.	17,700	185,015
Nintendo Co. Ltd.	4,700	2,380,323
Nippn Corp.	4,400	65,272
Nippon Carbon Co. Ltd.	1,600	57,068
Nippon Chemi-Con Corp.(1)	4,300	67,989
Nippon Chemical Industrial Co. Ltd.	1,300	27,389
Nippon Coke & Engineering Co. Ltd.	46,500	56,441
Nippon Concrete Industries Co. Ltd.	6,200	16,465
Nippon Denkai Ltd.(1)	1,400	40,214
Nippon Denko Co. Ltd.	24,300	71,165
Nippon Densetsu Kogyo Co. Ltd.	4,800	66,557
Nippon Electric Glass Co. Ltd.	14,500	349,027

Avantis International Equity ETF
	Shares	Value
NIPPON EXPRESS HOLDINGS, Inc.	8,200	$497,082
Nippon Fine Chemical Co. Ltd.	2,200	39,995
Nippon Gas Co. Ltd.	5,100	76,740
Nippon Kanzai Co. Ltd.	1,800	44,698
Nippon Kayaku Co. Ltd.	14,800	146,596
Nippon Kodoshi Corp.	900	16,458
Nippon Koei Co. Ltd.	2,300	61,498
Nippon Light Metal Holdings Co. Ltd.	10,120	162,170
Nippon Paint Holdings Co. Ltd.	3,500	31,325
Nippon Paper Industries Co. Ltd.	16,400	156,541
Nippon Parking Development Co. Ltd.	6,300	7,687
Nippon Pillar Packing Co. Ltd.	3,700	93,957
Nippon Road Co. Ltd. (The)(2)	700	59,404
Nippon Sanso Holdings Corp.	4,600	89,902
Nippon Seiki Co. Ltd.	3,000	25,424
Nippon Seisen Co. Ltd.	700	26,825
Nippon Sheet Glass Co. Ltd.(1)	7,600	31,720
Nippon Shinyaku Co. Ltd.	1,800	117,234
Nippon Shokubai Co. Ltd.	4,200	204,806
Nippon Signal Co. Ltd.	3,600	27,265
Nippon Soda Co. Ltd.	3,100	90,816
Nippon Steel Corp.	80,500	1,473,872
Nippon Steel Trading Corp.	1,900	90,128
Nippon Suisan Kaisha Ltd.	48,800	231,086
Nippon Telegraph & Telephone Corp.	65,600	1,885,402
Nippon Television Holdings, Inc.	7,000	80,079
Nippon Thompson Co. Ltd.	12,000	56,824
Nippon Yakin Kogyo Co. Ltd.	3,400	83,647
Nippon Yusen KK	21,000	1,967,511
Nipro Corp.	22,000	210,100
Nishi-Nippon Financial Holdings, Inc.	19,200	137,215
Nishi-Nippon Railroad Co. Ltd.	1,500	34,000
Nishimatsu Construction Co. Ltd.	5,600	186,287
Nishimatsuya Chain Co. Ltd.(2)	5,800	72,336
Nishio Rent All Co. Ltd.	4,500	112,502
Nissan Chemical Corp.	8,000	454,723
Nissan Motor Co. Ltd.(1)	141,900	676,748
Nissei ASB Machine Co. Ltd.	1,000	26,239
Nissha Co. Ltd.	8,500	97,707
Nisshin Group Holdings Co. Ltd.	3,900	17,169
Nisshin Oillio Group Ltd. (The)	3,500	93,032
Nisshin Seifun Group, Inc.	10,300	146,199
Nisshinbo Holdings, Inc.(2)	23,600	208,315
Nissin Electric Co. Ltd.	6,200	78,900
Nissin Foods Holdings Co. Ltd.	2,900	231,702
Nisso Corp.	4,400	34,414
Nitori Holdings Co. Ltd.	2,000	300,956
Nitta Corp.	1,600	38,786
Nittetsu Mining Co. Ltd.	1,000	57,902
Nitto Denko Corp.	13,300	970,613
Nitto Kogyo Corp.	3,200	44,987

Avantis International Equity ETF
	Shares	Value
Noevir Holdings Co. Ltd.	800	$36,056
NOF Corp.	3,800	165,317
Nohmi Bosai Ltd.	3,100	53,936
Nojima Corp.	4,700	104,392
NOK Corp.	13,200	138,180
Nomura Micro Science Co. Ltd.(2)	1,300	41,638
Noritake Co. Ltd./Nagoya Japan	600	23,960
Noritsu Koki Co. Ltd.	1,000	17,989
Noritz Corp.	4,200	56,519
North Pacific Bank Ltd.	40,000	88,164
NS Solutions Corp.	300	9,555
NS Tool Co. Ltd.	1,800	23,247
NS United Kaiun Kaisha Ltd.(2)	2,100	76,749
NSD Co. Ltd.	2,200	41,308
NSK Ltd.	44,800	289,032
NTN Corp.(1)	53,000	100,251
NTT Data Corp.	48,000	911,718
Obara Group, Inc.	900	24,332
Obayashi Corp.	76,200	638,022
Obic Co. Ltd.	900	144,751
Odakyu Electric Railway Co. Ltd.	5,400	89,092
Ogaki Kyoritsu Bank Ltd. (The)	4,800	84,780
Ohsho Food Service Corp.	400	21,055
Oiles Corp.	1,800	25,111
Oisix ra daichi, Inc.(1)	3,400	76,380
Oita Bank Ltd. (The)	800	14,190
Oji Holdings Corp.	134,300	686,157
Okamoto Industries, Inc.	900	31,411
Okamoto Machine Tool Works Ltd.	700	25,619
Okamura Corp.	8,100	83,462
Okasan Securities Group, Inc.	14,700	50,034
Oki Electric Industry Co. Ltd.	10,300	75,891
Okinawa Electric Power Co., Inc. (The)	4,075	51,311
Okinawa Financial Group, Inc.	2,600	53,127
OKUMA Corp.	700	28,549
Okumura Corp.	8,000	225,934
Okuwa Co. Ltd.	1,900	16,094
Olympus Corp.	51,800	1,052,082
Omron Corp.	2,600	176,926
Ono Pharmaceutical Co. Ltd.	13,100	322,522
Onoken Co. Ltd.	2,600	36,801
Onward Holdings Co. Ltd.	5,500	13,181
Open House Group Co. Ltd.	7,600	345,566
Optex Group Co. Ltd.	700	10,198
Optorun Co. Ltd.	5,200	84,197
Oracle Corp. (Tokyo)	2,200	157,136
Organo Corp.	1,600	113,885
Orient Corp.	75,200	82,632
Oriental Land Co. Ltd.	1,300	240,324
Oriental Shiraishi Corp.(1)	8,200	17,917
ORIX Corp., ADR	17,821	1,756,972

Avantis International Equity ETF
	Shares	Value
Osaka Gas Co. Ltd.	9,100	$166,542
Osaka Organic Chemical Industry Ltd.	1,300	34,415
Osaka Soda Co. Ltd.	2,600	71,140
Osaka Steel Co. Ltd.	2,100	23,038
Osaki Electric Co. Ltd.	4,600	19,660
OSG Corp.	7,800	130,364
Otsuka Corp.	5,800	225,292
Otsuka Holdings Co. Ltd.	13,200	455,059
Outsourcing, Inc.(2)	14,100	174,763
Oyo Corp.	2,100	38,295
Pacific Industrial Co. Ltd.	8,100	71,808
Pacific Metals Co. Ltd.	2,800	82,378
PAL GROUP Holdings Co. Ltd.(2)	3,100	43,018
PALTAC Corp.	1,300	50,588
Pan Pacific International Holdings Corp.	13,100	214,421
Panasonic Corp.	139,400	1,455,797
Paramount Bed Holdings Co. Ltd.	7,000	123,393
Park24 Co. Ltd.(1)	7,000	104,621
Pasona Group, Inc.	4,300	94,614
PCA Corp.(2)	300	3,968
Penta-Ocean Construction Co. Ltd.	78,000	410,585
PeptiDream, Inc.(1)	2,400	42,720
Persol Holdings Co. Ltd.	16,700	374,108
Pharma Foods International Co. Ltd.(2)	2,200	30,879
Pigeon Corp.	1,300	23,938
Pilot Corp.	3,900	160,416
Piolax, Inc.	3,900	58,614
Plenus Co. Ltd.	2,200	38,274
Pola Orbis Holdings, Inc.	1,700	26,780
Poletowin Pitcrew Holdings, Inc.	5,600	51,592
Premium Group Co. Ltd.	1,700	61,512
Press Kogyo Co. Ltd.	21,300	69,331
Pressance Corp.	1,900	29,784
Prestige International, Inc.	4,100	24,971
Prima Meat Packers Ltd.	3,500	73,883
Proto Corp.	4,100	41,262
PS Mitsubishi Construction Co. Ltd.	4,400	23,274
Qol Holdings Co. Ltd.	1,800	20,137
Raccoon Holdings, Inc.	1,900	18,600
Raito Kogyo Co. Ltd.	7,600	129,486
Raiznext Corp.	3,800	37,625
Rakus Co. Ltd.	5,200	86,241
Rakuten Group, Inc.	15,900	135,160
Recruit Holdings Co. Ltd.	39,900	1,684,187
Relia, Inc.	3,800	34,934
Relo Group, Inc.	11,700	176,096
Renesas Electronics Corp.(1)	46,300	545,446
Rengo Co. Ltd.	32,000	239,513
RENOVA, Inc.(1)	2,900	36,171
Resona Holdings, Inc.	191,656	857,142
Resorttrust, Inc.	15,000	253,294

Avantis International Equity ETF
	Shares	Value
Restar Holdings Corp.	3,300	$57,025
Retail Partners Co. Ltd.	2,200	24,624
Ricoh Co. Ltd.	39,800	339,526
Ricoh Leasing Co. Ltd.	3,000	97,077
Riken Corp.	1,200	26,248
Riken Keiki Co. Ltd.	3,000	126,565
Riken Technos Corp.	5,400	21,922
Riken Vitamin Co. Ltd.	2,800	42,340
Rinnai Corp.	2,600	213,893
Riso Kagaku Corp.	1,500	29,955
Riso Kyoiku Co. Ltd.	13,100	41,059
Rohm Co. Ltd.	3,900	311,039
Rohto Pharmaceutical Co. Ltd.	14,300	479,648
Rokko Butter Co. Ltd.	300	4,104
Roland DG Corp.	3,000	79,387
Rorze Corp.(2)	1,300	123,568
RPA Holdings, Inc.(1)	100	288
RS Technologies Co. Ltd.	700	34,219
Ryobi Ltd.	1,700	16,183
Ryoden Corp.	1,000	15,614
Ryohin Keikaku Co. Ltd.(2)	23,200	341,682
Ryosan Co. Ltd.	3,700	75,540
S Foods, Inc.(2)	2,900	83,391
S-Pool, Inc.	6,200	54,634
Saizeriya Co. Ltd.	1,500	38,360
Sakai Chemical Industry Co. Ltd.	2,500	43,124
Sakai Moving Service Co. Ltd.	900	34,656
Sakata INX Corp.	6,000	50,183
Sakata Seed Corp.	1,600	47,009
Sala Corp.	8,700	50,566
SAMTY Co. Ltd.	1,400	26,551
San ju San Financial Group, Inc.	1,900	24,935
San-A Co. Ltd.	1,200	44,556
San-Ai Oil Co. Ltd.	12,800	106,421
San-In Godo Bank Ltd. (The)	24,400	143,782
Sanei Architecture Planning Co. Ltd.	100	1,417
Sangetsu Corp.	3,600	50,493
Sanken Electric Co. Ltd.	3,600	163,427
Sanki Engineering Co. Ltd.	900	11,679
Sankyo Co. Ltd.	2,800	78,170
Sankyo Seiko Co. Ltd.	300	1,481
Sankyu, Inc.	8,100	280,850
Sanoh Industrial Co. Ltd.	3,200	19,635
Santen Pharmaceutical Co. Ltd.	28,000	319,119
Sanwa Holdings Corp.	25,600	286,098
Sanyo Chemical Industries Ltd.	1,800	80,418
Sanyo Denki Co. Ltd.	700	31,023
Sanyo Special Steel Co. Ltd.	3,000	55,579
Sanyo Trading Co. Ltd.	2,200	19,152
Sapporo Holdings Ltd.	4,500	89,015
Sato Holdings Corp.	2,400	42,630

Avantis International Equity ETF
	Shares	Value
Sawai Group Holdings Co. Ltd.	5,700	$226,533
SB Technology Corp.	1,000	22,911
SBI Holdings, Inc.	40,800	1,070,261
SBS Holdings, Inc.	4,200	122,014
SCREEN Holdings Co. Ltd.	6,400	631,600
Scroll Corp.	5,700	45,531
SCSK Corp.	20,400	349,257
Secom Co. Ltd.	11,000	807,910
Sega Sammy Holdings, Inc.	13,800	251,704
Seibu Holdings, Inc.(1)	9,400	98,370
Seikagaku Corp.	4,800	38,095
Seikitokyu Kogyo Co. Ltd.	3,600	25,682
Seiko Epson Corp.	35,500	546,005
Seiko Holdings Corp.	5,800	121,208
Seino Holdings Co. Ltd.	9,100	95,197
Seiren Co. Ltd.	4,700	94,360
Sekisui Chemical Co. Ltd.	40,500	663,226
Sekisui House Ltd.	38,500	784,941
Sekisui Jushi Corp.	1,400	23,370
SEMITEC Corp.	300	19,282
Senko Group Holdings Co. Ltd.	13,800	113,358
Senshu Electric Co. Ltd.	800	43,167
Senshu Ikeda Holdings, Inc.	40,600	65,643
Septeni Holdings Co. Ltd.	15,200	85,185
Seria Co. Ltd.	4,500	115,447
Seven & i Holdings Co. Ltd.(2)	42,100	2,048,490
Seven Bank Ltd.	97,900	208,991
SG Holdings Co. Ltd.	14,400	305,211
Sharp Corp.(2)	18,400	173,992
Shibaura Electronics Co. Ltd.	1,900	110,366
Shibaura Machine Co. Ltd.	400	10,680
Shibaura Mechatronics Corp.	900	61,544
Shibuya Corp.	800	17,214
SHIFT, Inc.(1)	300	58,151
Shiga Bank Ltd. (The)	6,200	120,329
Shikoku Bank Ltd. (The)	3,300	22,986
Shikoku Chemicals Corp.	3,300	41,874
Shikoku Electric Power Co., Inc.	5,400	41,520
Shima Seiki Manufacturing Ltd.	1,600	24,905
Shimadzu Corp.	11,400	410,593
Shimamura Co. Ltd.	2,000	181,420
Shimano, Inc.	2,400	558,883
Shimizu Corp.	48,400	320,367
Shin Nippon Air Technologies Co. Ltd.	300	5,369
Shin Nippon Biomedical Laboratories Ltd.	5,500	74,375
Shin-Etsu Chemical Co. Ltd.	10,600	1,655,594
Shin-Etsu Polymer Co. Ltd.	7,300	69,887
Shinagawa Refractories Co. Ltd.	600	20,152
Shindengen Electric Manufacturing Co. Ltd.(1)	1,500	38,597
Shinko Electric Industries Co. Ltd.	9,800	418,566
Shinmaywa Industries Ltd.	9,600	78,015

Avantis International Equity ETF
	Shares	Value
Shinoken Group Co. Ltd.	3,400	$30,640
Shinsei Bank Ltd.	10,900	204,288
Shinsho Corp.	700	23,921
Shionogi & Co. Ltd.	10,100	671,573
Ship Healthcare Holdings, Inc.	11,400	226,923
Shiseido Co. Ltd.	15,232	874,105
Shizuoka Bank Ltd. (The)	35,000	258,761
SHO-BOND Holdings Co. Ltd.	2,300	103,036
Shoei Co. Ltd.	2,400	95,290
Shoei Foods Corp.	1,400	51,497
Showa Denko KK	10,000	182,806
Showa Sangyo Co. Ltd.	2,000	47,686
SIGMAXYZ Holdings, Inc.	3,100	58,383
Siix Corp.	5,300	51,826
Sinanen Holdings Co. Ltd.	900	27,105
Sinfonia Technology Co. Ltd.	1,400	15,989
Sinko Industries Ltd.	1,300	19,676
Sintokogio Ltd.	2,700	16,296
SKY Perfect JSAT Holdings, Inc.	31,800	119,582
Skylark Holdings Co. Ltd.(1)	4,100	53,797
SMC Corp.	495	295,698
SMS Co. Ltd.	2,300	62,643
Snow Peak, Inc.	3,000	74,140
Sodick Co. Ltd.	4,000	27,106
Softbank Corp.	115,000	1,452,954
SoftBank Group Corp.	38,600	1,732,213
Softcreate Holdings Corp.	2,000	79,240
Sohgo Security Services Co. Ltd.	6,800	245,508
Sojitz Corp.	40,680	671,915
Soken Chemical & Engineering Co. Ltd.	1,100	15,973
Solasto Corp.	4,800	42,979
Soliton Systems KK	200	2,745
Sompo Holdings, Inc.	29,600	1,285,174
Sony Group Corp., ADR	60,718	6,225,417
Sotetsu Holdings, Inc.(1)	2,400	45,557
Sparx Group Co. Ltd.	17,200	38,115
Square Enix Holdings Co. Ltd.	5,500	268,227
SRA Holdings	700	17,730
St-Care Holding Corp.	2,200	16,178
Stanley Electric Co. Ltd.	6,900	163,963
Star Micronics Co. Ltd.	6,800	86,751
Starts Corp., Inc.	4,300	97,180
Starzen Co. Ltd.	1,600	29,562
Stella Chemifa Corp.	1,100	23,165
Strike Co. Ltd.	400	15,584
Studio Alice Co. Ltd.	2,000	37,931
Subaru Corp.	28,600	469,063
Sugi Holdings Co. Ltd.(2)	2,100	119,635
SUMCO Corp.	39,800	664,224
Sumida Corp.	6,300	49,795
Sumitomo Bakelite Co. Ltd.	4,900	204,422

Avantis International Equity ETF
	Shares	Value
Sumitomo Chemical Co. Ltd.	162,500	$775,812
Sumitomo Corp.	96,700	1,577,719
Sumitomo Dainippon Pharma Co., Ltd.	15,200	166,815
Sumitomo Densetsu Co. Ltd.	1,300	26,198
Sumitomo Electric Industries Ltd.	42,000	557,555
Sumitomo Forestry Co. Ltd.	15,800	304,679
Sumitomo Heavy Industries Ltd.	13,600	329,539
Sumitomo Metal Mining Co. Ltd.	14,600	728,284
Sumitomo Mitsui Construction Co. Ltd.	15,500	59,547
Sumitomo Mitsui Financial Group, Inc., ADR(2)	333,108	2,375,060
Sumitomo Mitsui Trust Holdings, Inc.	25,400	902,513
Sumitomo Osaka Cement Co. Ltd.	7,800	231,707
Sumitomo Realty & Development Co. Ltd.	20,100	591,309
Sumitomo Riko Co. Ltd.	7,400	40,484
Sumitomo Rubber Industries Ltd.	24,400	236,099
Sumitomo Seika Chemicals Co. Ltd.	1,500	42,690
Sumitomo Warehouse Co. Ltd. (The)	5,700	105,718
Sun Frontier Fudousan Co. Ltd.	3,900	36,670
Sun-Wa Technos Corp.	2,500	29,404
Sundrug Co. Ltd.	4,800	130,665
Suntory Beverage & Food Ltd.	7,400	294,883
Suruga Bank Ltd.(2)	40,900	160,393
Suzuken Co. Ltd.	10,700	344,926
Suzuki Co. Ltd.	1,900	13,543
Suzuki Motor Corp.	14,200	565,415
SWCC Showa Holdings Co. Ltd.(2)	4,900	80,863
Sysmex Corp.	5,600	448,283
Systena Corp.	18,400	67,240
T Hasegawa Co. Ltd.	2,500	52,492
T RAD Co. Ltd.	1,400	29,922
T&D Holdings, Inc.	48,000	697,127
T-Gaia Corp.	2,700	40,835
Tachi-S Co. Ltd.	2,800	27,413
Tadano Ltd.	17,200	146,863
Taihei Dengyo Kaisha Ltd.	1,900	43,292
Taiheiyo Cement Corp.	21,700	417,256
Taikisha Ltd.	1,600	43,258
Taisei Corp.	20,200	671,679
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	64,532
Taiyo Holdings Co. Ltd.	6,400	171,764
Taiyo Yuden Co. Ltd.	16,200	732,429
Takamatsu Construction Group Co. Ltd.	1,000	17,727
Takaoka Toko Co. Ltd.	1,100	13,951
Takara & Co. Ltd.	2,300	37,114
Takara Bio, Inc.	5,800	121,203
Takara Holdings, Inc.	17,000	168,910
Takara Leben Co. Ltd.	16,000	43,741
Takara Standard Co. Ltd.	2,600	30,882
Takasago International Corp.	1,900	45,658
Takasago Thermal Engineering Co. Ltd.	2,300	38,766
Takashimaya Co. Ltd.(2)	19,600	191,314

Avantis International Equity ETF
	Shares	Value
Takeda Pharmaceutical Co. Ltd., ADR	63,187	$960,442
Takeuchi Manufacturing Co. Ltd.(2)	5,100	114,013
Takuma Co. Ltd.	6,600	83,878
Tama Home Co. Ltd.	2,600	52,373
Tamron Co. Ltd.	2,400	49,321
Tamura Corp.(2)	7,400	38,818
Tanseisha Co. Ltd.	1,100	7,028
TBS Holdings, Inc.	3,700	59,910
TDC Soft, Inc.	200	1,935
TDK Corp.	34,400	1,392,278
TechMatrix Corp.	2,600	40,679
TECHNO ASSOCIE Co. Ltd.	200	2,077
TechnoPro Holdings, Inc.	10,000	290,356
Teijin Ltd.	20,300	244,207
Teikoku Electric Manufacturing Co. Ltd.	900	10,967
Teikoku Sen-I Co. Ltd.(2)	800	13,264
Tenma Corp.	1,800	40,794
Terumo Corp.	8,100	263,075
THK Co. Ltd.	5,800	133,243
TIS, Inc.	26,800	634,319
TKC Corp.	1,900	51,875
Toa Corp. (Tokyo)(2)	1,900	42,763
TOA ROAD Corp.	300	13,151
Toagosei Co. Ltd.	15,500	147,444
Tobu Railway Co. Ltd.	19,600	481,779
TOC Co. Ltd.	3,500	21,710
Tocalo Co. Ltd.	11,900	139,749
Tochigi Bank Ltd. (The)	18,200	35,602
Toda Corp.	27,900	186,308
Toei Animation Co. Ltd.	200	17,919
Toho Bank Ltd. (The)	14,700	27,037
Toho Co. Ltd.	1,800	75,070
Toho Gas Co. Ltd.	700	18,723
Toho Holdings Co. Ltd.	5,500	90,492
Toho Titanium Co. Ltd.	5,600	53,061
Toho Zinc Co. Ltd.(2)	2,000	47,771
Tohoku Electric Power Co., Inc.	41,900	272,074
Tokai Carbon Co. Ltd.	15,700	150,693
Tokai Corp/Gifu	1,400	22,936
TOKAI Holdings Corp.	21,500	171,117
Tokai Rika Co. Ltd.	4,600	61,050
Tokai Tokyo Financial Holdings, Inc.	21,800	79,703
Token Corp.	1,000	79,207
Tokio Marine Holdings, Inc.	39,700	2,258,972
Tokushu Tokai Paper Co. Ltd.	900	25,973
Tokuyama Corp.	7,500	115,571
Tokyo Century Corp.	4,400	192,903
Tokyo Electric Power Co. Holdings, Inc.(1)	132,900	417,172
Tokyo Electron Device Ltd.	1,700	80,008
Tokyo Electron Ltd.	6,700	3,288,209
Tokyo Gas Co. Ltd.	9,200	187,389

Avantis International Equity ETF
	Shares	Value
Tokyo Kiraboshi Financial Group, Inc.	4,100	$69,532
Tokyo Ohka Kogyo Co. Ltd.	2,100	133,902
Tokyo Seimitsu Co. Ltd.	5,600	233,169
Tokyo Steel Manufacturing Co. Ltd.	16,400	160,454
Tokyo Tatemono Co. Ltd.	24,500	375,573
Tokyotokeiba Co. Ltd.	2,300	81,736
Tokyu Construction Co. Ltd.	18,400	114,047
Tokyu Corp.	15,900	212,048
Tokyu Fudosan Holdings Corp.	79,300	439,911
Tomoku Co. Ltd.	900	13,323
TOMONY Holdings, Inc.	24,600	73,770
Tomy Co. Ltd.	19,000	207,792
Topcon Corp.	19,700	259,768
Toppan, Inc.	23,500	463,051
Topre Corp.	4,900	50,818
Topy Industries Ltd.	2,100	20,471
Toray Industries, Inc.	169,100	964,325
Torex Semiconductor Ltd.	1,100	24,030
Toridoll Holdings Corp.(2)	6,100	129,616
Torii Pharmaceutical Co. Ltd.	1,300	33,058
Torishima Pump Manufacturing Co. Ltd.	2,100	17,690
Tosei Corp.	6,900	65,757
Toshiba Corp.	5,400	215,297
Toshiba TEC Corp.	4,100	174,465
Tosho Co. Ltd.	400	6,049
Tosoh Corp.	32,500	504,338
Totetsu Kogyo Co. Ltd.	2,100	45,856
TOTO Ltd.	4,200	176,806
Towa Corp.	5,700	117,324
Towa Pharmaceutical Co. Ltd.	4,400	114,022
Toyo Construction Co. Ltd.	15,800	82,329
Toyo Engineering Corp.(1)	7,700	37,257
Toyo Gosei Co. Ltd.	800	67,136
Toyo Ink SC Holdings Co. Ltd.	5,100	85,486
Toyo Kanetsu KK	1,000	21,166
Toyo Seikan Group Holdings Ltd.	24,200	323,321
Toyo Suisan Kaisha Ltd.	3,100	130,314
Toyo Tanso Co. Ltd.	800	21,582
Toyo Tire Corp.	17,700	234,598
Toyobo Co. Ltd.	20,100	217,569
Toyoda Gosei Co. Ltd.	6,100	116,093
Toyota Boshoku Corp.	7,700	140,910
Toyota Industries Corp.	4,900	372,699
Toyota Motor Corp., ADR(2)	45,537	8,330,994
Toyota Tsusho Corp.	20,200	838,603
TPR Co. Ltd.	4,300	52,045
Trancom Co. Ltd.	1,100	69,918
Transaction Co. Ltd.(2)	1,600	13,909
Transcosmos, Inc.	4,200	116,159
TRE Holdings Corp.	5,096	76,378
Trend Micro, Inc.	16,400	916,212

Avantis International Equity ETF
	Shares	Value
Tri Chemical Laboratories, Inc.	400	$9,389
Trusco Nakayama Corp.	3,800	83,261
TS Tech Co. Ltd.	7,400	99,852
TSI Holdings Co. Ltd.	8,500	24,720
Tsubaki Nakashima Co. Ltd.	5,300	45,064
Tsubakimoto Chain Co.	3,800	108,673
Tsugami Corp.	7,400	82,045
Tsukuba Bank Ltd.	15,100	28,205
Tsumura & Co.	1,200	33,330
Tsuruha Holdings, Inc.	2,000	160,790
Tsuzuki Denki Co. Ltd.	100	1,238
TV Asahi Holdings Corp.	2,100	28,702
UACJ Corp.(1)	6,700	137,347
Ube Industries Ltd.	17,100	315,184
Uchida Yoko Co. Ltd.	1,600	66,464
Ulvac, Inc.	8,400	419,272
Unicharm Corp.	6,700	252,551
Union Tool Co.	800	25,900
Unipres Corp.	3,600	24,145
United Super Markets Holdings, Inc.(2)	6,600	60,963
UNITED, Inc.	1,200	17,928
Unitika Ltd.(1)	8,800	23,054
Universal Entertainment Corp.(1)	1,800	37,026
Ushio, Inc.	6,100	99,657
USS Co. Ltd.	26,400	438,559
UT Group Co. Ltd.	2,300	69,983
Valor Holdings Co. Ltd.	5,500	106,519
Valqua Ltd.	3,200	75,776
Value HR Co. Ltd.	2,000	42,903
ValueCommerce Co. Ltd.	2,400	75,112
Vector, Inc.	5,600	54,352
Vertex Corp.(2)	1,000	25,822
Vital KSK Holdings, Inc.	3,300	23,388
VT Holdings Co. Ltd.	11,500	49,362
Wacoal Holdings Corp.	3,200	54,929
Wacom Co. Ltd.	36,500	277,174
Wakachiku Construction Co. Ltd.	2,200	37,753
Wakita & Co. Ltd.	2,000	17,302
Warabeya Nichiyo Holdings Co. Ltd.(2)	2,200	35,026
WDB Holdings Co. Ltd.	1,400	31,752
Weathernews, Inc.	300	20,803
Welcia Holdings Co. Ltd.	4,000	106,669
West Japan Railway Co.	2,900	125,117
Will Group, Inc.	200	2,256
World Holdings Co. Ltd.	500	9,376
Xebio Holdings Co. Ltd.	4,500	37,686
YA-MAN Ltd.	2,000	16,593
Yahagi Construction Co. Ltd.	2,000	13,626
Yakult Honsha Co. Ltd.	4,700	255,063
YAKUODO Holdings Co. Ltd.(2)	1,000	21,202
YAMABIKO Corp.	5,600	64,855

Avantis International Equity ETF
	Shares	Value
Yamada Holdings Co. Ltd.	65,900	$228,808
Yamagata Bank Ltd. (The)	2,500	21,700
Yamaguchi Financial Group, Inc.	27,300	168,543
Yamaha Corp.	3,900	182,983
Yamaha Motor Co. Ltd.	35,100	789,035
Yamaichi Electronics Co. Ltd.	5,800	98,062
Yamato Holdings Co. Ltd.	20,800	408,487
Yamato Kogyo Co. Ltd.	3,900	125,407
Yamazaki Baking Co. Ltd.	15,500	209,841
Yamazen Corp.	12,200	109,348
Yaoko Co. Ltd.	2,500	143,241
Yaskawa Electric Corp.(2)	2,400	96,088
Yellow Hat Ltd.	6,000	85,188
Yodogawa Steel Works Ltd.	2,600	62,445
Yokogawa Bridge Holdings Corp.	6,400	116,910
Yokogawa Electric Corp.	11,700	188,772
Yokohama Rubber Co. Ltd. (The)	18,300	256,573
Yokorei Co. Ltd.	6,900	52,456
Yokowo Co. Ltd.	1,500	35,848
Yondoshi Holdings, Inc.(2)	2,200	32,839
Yonex Co. Ltd.	9,700	77,234
Yotai Refractories Co. Ltd.	1,900	20,766
Yuasa Trading Co. Ltd.	1,700	44,220
Yurtec Corp.	2,300	14,765
Z Holdings Corp.	61,700	302,012
Zenkoku Hosho Co. Ltd.	7,400	311,189
Zenrin Co. Ltd.	2,800	27,234
Zensho Holdings Co. Ltd.(2)	11,567	277,872
Zeon Corp.	14,200	166,647
ZOZO, Inc.	8,400	239,194
		265,255,157
Netherlands — 3.6%
Aalberts NV	16,479	919,419
ABN AMRO Bank NV, CVA	89,939	1,196,838
Accell Group NV(1)	4,143	267,376
Adyen NV(1)	506	1,054,642
Aegon NV, NY Shares(2)	384,862	1,912,764
AerCap Holdings NV(1)	29,949	1,630,124
Akzo Nobel NV	23,614	2,246,686
AMG Advanced Metallurgical Group NV	7,080	280,459
Arcadis NV	1,977	90,356
ASM International NV	3,327	1,074,513
ASML Holding NV, NY Shares	13,886	9,255,158
ASR Nederland NV	34,465	1,489,611
Basic-Fit NV(1)	5,086	232,082
BE Semiconductor Industries NV	11,501	982,428
Beter Bed Holding NV(1)(2)	3,753	18,182
Boskalis Westminster	14,656	423,252
Brunel International NV	4,395	52,293
CM.com NV(1)(2)	572	12,861
Coca-Cola Europacific Partners PLC	17,992	921,370

Avantis International Equity ETF
	Shares	Value
Constellium SE(1)	4,353	$84,579
Corbion NV	11,928	441,545
Flow Traders	8,052	276,377
ForFarmers NV	6,503	26,527
Fugro NV(1)(2)	9,522	91,664
Heijmans NV, CVA	4,776	73,004
Heineken Holding NV	1,152	94,083
Heineken NV	8,905	903,310
IMCD NV	1,186	192,655
ING Groep NV, ADR	329,500	3,835,380
InPost SA(1)(2)	4,748	29,322
Just Eat Takeaway.com NV(1)	9,390	380,034
Kendrion NV(2)	1,780	39,862
Koninklijke Ahold Delhaize NV	116,639	3,588,077
Koninklijke BAM Groep NV(1)	47,089	132,480
Koninklijke DSM NV	8,052	1,511,876
Koninklijke KPN NV	628,852	2,152,015
Koninklijke Philips NV	22,818	777,409
Koninklijke Vopak NV	10,013	371,056
NN Group NV	45,237	2,171,145
OCI NV(1)	19,725	559,129
Ordina NV	8,994	43,744
Pharming Group NV(1)(2)	184,523	165,058
PostNL NV	96,634	388,515
Prosus NV(1)	14,566	904,281
Randstad NV	7,044	480,039
SBM Offshore NV	9,732	148,241
SIF Holding NV(2)	604	7,468
Signify NV	8,321	425,651
Sligro Food Group NV(1)	4,325	110,312
TKH Group NV, CVA	6,813	377,384
TomTom NV(1)(2)	3,464	28,919
Universal Music Group NV	25,442	580,905
Van Lanschot Kempen NV	4,210	106,512
Wolters Kluwer NV	6,711	683,782
		46,242,754
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(1)	34,879	141,233
Air New Zealand Ltd.(1)(2)	108,157	109,788
Arvida Group Ltd.	63,083	68,528
Auckland International Airport Ltd.(1)	67,831	328,439
Chorus Ltd.	68,787	341,112
Contact Energy Ltd.	63,527	350,559
Fisher & Paykel Healthcare Corp. Ltd.	17,791	334,329
Fletcher Building Ltd.	75,150	343,273
Genesis Energy Ltd.	53,599	100,124
Hallenstein Glasson Holdings Ltd.	3,630	14,449
Heartland Group Holdings Ltd.	48,998	75,470
Infratil Ltd.	46,257	249,445
Kathmandu Holdings Ltd.	94,852	84,519
Mercury NZ Ltd.	25,338	98,699

Avantis International Equity ETF
	Shares	Value
Meridian Energy Ltd.	37,261	$126,504
New Zealand Refining Co. Ltd. (The)(1)	2,544	1,724
NZX Ltd.	4,193	4,009
Oceania Healthcare Ltd.	83,326	59,470
Pushpay Holdings Ltd.(1)	55,414	35,166
Restaurant Brands New Zealand Ltd.(1)(2)	933	9,128
Ryman Healthcare Ltd.	6,473	44,029
Skellerup Holdings Ltd.	11,000	43,758
SKYCITY Entertainment Group Ltd.	75,887	152,506
Spark New Zealand Ltd.	117,044	359,360
Summerset Group Holdings Ltd.	16,675	133,680
Tourism Holdings Ltd.(1)	3,514	6,248
TOWER Ltd.	33,102	15,699
Vista Group International Ltd.(1)	7,776	10,390
Z Energy Ltd.	53,590	132,174
		3,773,812
Norway — 0.9%
ABG Sundal Collier Holding ASA	59,246	57,127
Adevinta ASA(1)	6,703	71,808
Aker BP ASA(2)	7,060	221,123
Aker Offshore Wind AS(1)	1,099	303
Aker Solutions ASA(1)	26,621	84,497
American Shipping Co. ASA(1)	2,356	8,779
ArcticZymes Technologies ASA(1)(2)	2,740	23,386
Atea ASA(1)	2,983	46,772
Atlantic Sapphire ASA(1)(2)	6,015	21,296
Austevoll Seafood ASA	4,629	65,361
Axactor SE(1)(2)	598	391
B2Holding ASA	18,817	20,750
Bakkafrost P/F	1,289	87,596
Belships ASA	16,794	33,831
Bonheur ASA	2,543	100,681
Borr Drilling Ltd.(1)(2)	17,880	39,403
Borregaard ASA	9,187	203,144
BW Energy Ltd.(1)	10,310	27,292
BW LPG Ltd.	12,263	73,078
BW Offshore Ltd.	13,081	41,568
Crayon Group Holding ASA(1)	4,707	105,532
DNB Bank ASA	33,703	754,552
DNO ASA	76,865	97,514
Entra ASA	8,571	180,993
Equinor ASA, ADR	62,701	1,972,573
Europris ASA	16,840	107,419
FLEX LNG Ltd.	8,993	225,628
Frontline Ltd.(1)(2)	13,650	128,446
Gjensidige Forsikring ASA	5,511	136,313
Golden Ocean Group Ltd.(2)	20,374	263,917
Grieg Seafood ASA(1)	4,635	58,375
Hexagon Composites ASA(1)(2)	22	71
Hexagon Purus ASA(1)	4	11
Hunter Group ASA(1)	48,000	16,787

Avantis International Equity ETF
	Shares	Value
Kahoot! ASA(1)(2)	5,683	$17,792
Kid ASA	3,728	42,363
Kitron ASA(2)	23,646	55,942
Kongsberg Automotive ASA(1)(2)	138,092	42,680
Kongsberg Gruppen ASA	6,269	221,102
Leroy Seafood Group ASA	10,584	92,402
Mowi ASA(2)	16,985	437,343
MPC Container Ships AS	39,352	124,079
Multiconsult ASA	1,300	21,953
Nordic Semiconductor ASA(1)	7,952	212,518
Norsk Hydro ASA	91,305	867,040
Norske Skog ASA(1)	11,693	63,254
Nykode Therapeutics AS(1)	8,240	43,650
Odfjell Drilling Ltd.(1)	17,199	43,763
Orkla ASA	19,258	180,397
Otello Corp ASA(1)	1,983	5,979
Panoro Energy ASA(1)	14,083	43,145
Pareto Bank ASA	2,473	17,025
PGS ASA(1)(2)	81,102	22,633
Protector Forsikring ASA	11,128	140,580
Salmar ASA	1,424	104,627
Sbanken ASA	5,773	59,765
Schibsted ASA, B Shares	4,746	123,202
Schibsted ASA, Class A	3,105	89,231
SpareBank 1 Nord Norge	17,847	218,361
Sparebank 1 Oestlandet	4,121	64,844
SpareBank 1 SMN	18,379	303,712
SpareBank 1 Sorost-Norge	2,242	15,820
SpareBank 1 SR-Bank ASA	8,851	131,152
Sparebanken Vest	6,101	72,536
Stolt-Nielsen Ltd.	2,348	42,056
Storebrand ASA(2)	54,479	539,133
Subsea 7 SA	29,339	201,376
Telenor ASA	24,832	367,405
TGS ASA	10,130	114,513
TOMRA Systems ASA	4,643	218,506
Veidekke ASA	13,219	204,526
Wallenius Wilhelmsen ASA(1)	21,001	158,540
XXL ASA	11,532	15,598
Yara International ASA	11,846	603,316
		11,620,176
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)(2)	823,517	152,274
Corticeira Amorim SGPS SA	3,340	36,164
CTT-Correios de Portugal SA	24,717	119,732
EDP - Energias de Portugal SA	125,105	610,820
EDP Renovaveis SA	4,313	104,837
Galp Energia SGPS SA	45,287	501,296
Jeronimo Martins SGPS SA	14,203	309,649
Navigator Co. SA (The)	4,889	17,470
NOS SGPS SA	16,900	65,063

Avantis International Equity ETF
	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	86,145	$249,931
Sonae SGPS SA	124,809	135,851
		2,303,087
Singapore — 1.3%
AEM Holdings Ltd.	22,800	69,936
Ascendas India Trust	60,600	53,322
Avarga Ltd.	100,800	18,301
Boustead Singapore Ltd.	1,000	714
CapitaLand Integrated Commercial Trust	143,187	224,090
Capitaland Investment Ltd.(1)	210,400	576,551
Centurion Corp. Ltd.(1)	1,800	467
China Sunsine Chemical Holdings Ltd.	40,500	14,516
City Developments Ltd.	59,000	312,199
ComfortDelGro Corp. Ltd.	241,200	251,944
DBS Group Holdings Ltd.	94,685	2,380,393
Far East Orchard Ltd.	8,300	6,844
First Resources Ltd.	134,500	183,312
Frencken Group Ltd.	59,900	71,896
Golden Agri-Resources Ltd.	1,206,200	255,043
GuocoLand Ltd.	16,800	18,136
Haw Par Corp. Ltd.	2,900	25,299
Hong Fok Corp. Ltd.	36,200	19,442
Hong Leong Asia Ltd.	13,900	7,775
Hutchison Port Holdings Trust, U Shares	890,900	223,996
iFAST Corp. Ltd.(2)	23,600	105,187
Indofood Agri Resources Ltd.(1)	80,500	20,038
ISDN Holdings Ltd.	52,800	25,356
Japfa Ltd.(2)	80,900	35,375
Jardine Cycle & Carriage Ltd.	3,900	62,987
Keppel Corp. Ltd.	175,700	782,208
Keppel Infrastructure Trust	247,200	98,570
Mandarin Oriental International Ltd.(1)	14,400	31,306
Mewah International, Inc.	26,100	8,316
Micro-Mechanics Holdings Ltd.	5,300	12,542
NetLink NBN Trust	174,600	123,182
Olam International Ltd.	87,500	111,575
OUE Ltd.	16,700	16,206
Oversea-Chinese Banking Corp. Ltd.	239,631	2,076,503
QAF Ltd.	13,000	8,207
Raffles Medical Group Ltd.	220,100	188,755
Razer, Inc.(1)	763,000	247,655
Rex International Holding Ltd.(1)	213,600	66,910
SATS Ltd.(1)	35,600	104,755
Sea Ltd., ADR(1)	6,045	880,152
Sembcorp Industries Ltd.	62,000	115,569
Sheng Siong Group Ltd.	121,800	136,839
Singapore Airlines Ltd.(1)(2)	164,150	621,551
Singapore Exchange Ltd.	69,200	480,095
Singapore Post Ltd.	209,200	97,625

Avantis International Equity ETF
	Shares	Value
Singapore Press Holdings Ltd.	146,100	$251,600
Singapore Technologies Engineering Ltd.	163,600	463,630
Singapore Telecommunications Ltd.	671,600	1,259,772
Stamford Land Corp. Ltd.	52,700	15,592
StarHub Ltd.	79,000	73,020
Straits Trading Co. Ltd.	14,200	32,657
Tuan Sing Holdings Ltd.	134,300	40,675
UMS Holdings Ltd.	55,250	49,463
United Overseas Bank Ltd.	52,900	1,175,723
UOL Group Ltd.	39,900	206,780
Venture Corp. Ltd.	38,600	503,514
Wilmar International Ltd.	101,700	330,528
Wing Tai Holdings Ltd.	15,500	20,072
Yangzijiang Shipbuilding Holdings Ltd.	388,100	397,007
Yanlord Land Group Ltd.	103,900	92,551
		16,084,224
Spain — 2.0%
Acciona SA	3,762	642,903
Acerinox SA	28,390	360,942
ACS Actividades de Construccion y Servicios SA(2)	27,923	678,550
Aena SME SA(1)	2,112	344,689
Almirall SA	6,349	83,101
Amadeus IT Group SA(1)	6,894	454,843
Applus Services SA	13,771	125,646
Atresmedia Corp. de Medios de Comunicacion SA	10,491	45,347
Banco Bilbao Vizcaya Argentaria SA, ADR	343,040	2,017,075
Banco de Sabadell SA(1)	890,910	770,347
Banco Santander SA, ADR	848,499	2,850,957
Bankinter SA	70,137	398,261
CaixaBank SA	291,705	958,129
Cellnex Telecom SA	15,623	706,663
Cia de Distribucion Integral Logista Holdings SA(2)	6,004	109,042
CIE Automotive SA	5,093	136,156
Construcciones y Auxiliar de Ferrocarriles SA	3,672	128,225
Ebro Foods SA(2)	6,389	118,350
Enagas SA	52,312	1,105,540
Ence Energia y Celulosa SA(1)	7,147	22,874
Endesa SA	8,841	194,338
Ercros SA(1)	11,902	42,845
Faes Farma SA	31,342	119,894
Ferrovial SA	23,541	641,356
Fluidra SA	7,732	234,166
Fomento de Construcciones y Contratas SA	8,315	94,551
Gestamp Automocion SA	41,472	170,091
Global Dominion Access SA	11,687	54,256
Grifols SA(2)	10,449	198,114
Grupo Catalana Occidente SA	3,270	105,407
Iberdrola SA	192,036	2,178,761
Indra Sistemas SA(1)	8,394	96,515
Industria de Diseno Textil SA	27,889	727,506
Laboratorios Farmaceuticos Rovi SA	2,884	234,016

Avantis International Equity ETF
	Shares	Value
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,597	$64,533
Mapfre SA	192,235	377,353
Mediaset Espana Comunicacion SA(1)	28,635	146,899
Melia Hotels International SA(1)	9,892	74,148
Metrovacesa SA	1,618	11,574
Miquel y Costas & Miquel SA	638	8,951
Naturgy Energy Group SA(2)	10,976	294,482
Neinor Homes SA(1)	5,876	78,333
Obrascon Huarte Lain SA(1)	61,992	61,687
Pharma Mar SA(2)	1,494	91,088
Prosegur Cash SA(2)	27,680	21,114
Prosegur Cia de Seguridad SA	25,029	59,463
Red Electrica Corp. SA	85,019	1,684,265
Repsol SA	216,464	2,808,845
Sacyr SA(2)	93,124	217,917
Siemens Gamesa Renewable Energy SA(1)	14,118	324,852
Solaria Energia y Medio Ambiente SA(1)	7,915	146,359
Talgo SA(1)(2)	3,804	18,690
Telefonica SA, ADR(2)	355,614	1,671,386
Tubacex SA(1)	21,744	41,687
Unicaja Banco SA	241,769	227,941
Viscofan SA	6,030	373,930
Zardoya Otis SA	13,651	107,177
		26,062,130
Sweden — 3.5%
AAK AB	18,328	333,471
AcadeMedia AB	7,660	44,228
AddTech AB, B Shares	17,367	285,159
Africa Oil Corp.(1)(2)	39,500	90,375
AFRY AB	2,558	48,634
Alfa Laval AB	18,889	612,587
Alimak Group AB	2,814	31,958
Alligo AB, Class B	945	17,649
Ambea AB	3,055	16,220
AQ Group AB(1)	798	22,430
Arjo AB, B Shares	30,587	262,381
Assa Abloy AB, B Shares	30,029	788,192
Atlas Copco AB, B Shares	18,457	833,983
Atlas Copco AB, A Shares	31,608	1,620,988
Atrium Ljungberg AB, B Shares	5,093	106,628
Attendo AB(1)	4,807	16,447
Avanza Bank Holding AB	25,480	720,766
Axfood AB	13,341	349,482
Beijer Alma AB	4,270	105,000
Beijer Ref AB	23,617	355,821
Better Collective A/S(1)	2,430	39,036
BICO Group AB(1)	1,584	29,308
Bilia AB, A Shares	18,163	235,862
BillerudKorsnas AB	26,820	376,198
BioGaia AB, B Shares	1,463	75,158
Biotage AB	11,375	205,105

Avantis International Equity ETF
	Shares	Value
Boliden AB	28,002	$1,245,541
Bonava AB, B Shares	13,106	93,665
Boozt AB(1)(2)	8,909	144,730
Bravida Holding AB	10,823	131,053
Bufab AB	2,621	91,792
Bulten AB(2)	1,603	12,732
Bure Equity AB	11,805	374,575
Byggmax Group AB	13,527	94,344
Castellum AB(2)	21,681	481,061
Catena AB	2,586	134,795
Catena Media plc(1)(2)	10,272	47,409
Cellavision AB	694	23,303
Cibus Nordic Real Estate AB	4,572	114,845
Cint Group AB(1)	7,571	71,221
Clas Ohlson AB, B Shares	11,843	132,657
Cloetta AB, B Shares	23,779	59,566
Collector AB(1)	7,374	24,630
Coor Service Management Holding AB	3,466	26,411
Corem Property Group AB	77,997	194,679
Dios Fastigheter AB	13,771	142,086
Dometic Group AB	8,487	81,626
Duni AB(1)	2,761	29,415
Dustin Group AB	508	4,358
Elanders AB, B Shares	2,304	34,384
Electrolux AB, B Shares(2)	33,568	601,040
Electrolux Professional AB, B Shares(1)	28,724	166,402
Elekta AB, B Shares(2)	25,629	221,717
Embracer Group AB(1)	13,464	115,577
Eolus Vind AB, B Shares(2)	3,678	31,335
Epiroc AB, A Shares	47,906	900,185
Epiroc AB, B Shares	27,158	440,241
EQT AB	7,225	241,821
Essity AB, B Shares	34,190	879,911
Evolution AB	4,085	468,382
Fabege AB	22,944	341,824
Fagerhult AB	2,728	16,314
Fastighets AB Balder, B Shares(1)	6,072	378,523
Ferronordic AB	3,099	36,033
Fingerprint Cards AB, B Shares(1)(2)	9,431	16,610
Fortnox AB	37,460	148,398
G5 Entertainment AB	1,269	30,143
GARO AB	7,008	109,657
Getinge AB, B Shares	21,409	830,980
Granges AB	10,848	115,962
H & M Hennes & Mauritz AB, B Shares(2)	52,777	880,801
Haldex AB(1)(2)	7,792	32,576
Hexagon AB, B Shares	54,416	735,142
Hexatronic Group AB	5,543	200,317
Hexpol AB	23,043	235,766
HMS Networks AB	1,625	69,143
Hoist Finance AB(1)(2)	12,496	32,431

Avantis International Equity ETF
	Shares	Value
Holmen AB, B Shares	6,305	$308,741
Hufvudstaden AB, A Shares	9,241	122,525
Humana AB(1)	2,588	14,896
Husqvarna AB, B Shares	61,345	738,846
Industrivarden AB, A Shares	8,471	233,926
Indutrade AB	20,287	448,777
Instalco AB	12,740	97,411
International Petroleum Corp.(1)	21,800	156,341
Intrum AB	1,808	46,231
Investment AB Latour, B Shares	3,154	87,123
Inwido AB	6,499	100,632
JM AB	12,160	376,560
K-fast Holding AB(1)	3,716	25,039
Karo Pharma AB(1)	4,396	27,161
KNOW IT AB	1,731	57,092
Kopparbergs Bryggeri AB, B Shares	1,831	32,339
Lifco AB, B Shares	11,946	271,551
Lime Technologies AB(2)	752	22,432
Lindab International AB	12,686	303,902
Loomis AB	12,444	350,965
Lundin Energy AB	7,019	258,994
Maha Energy AB(1)(2)	26,857	37,764
Mekonomen AB(1)	8,343	102,919
Millicom International Cellular SA, SDR(1)(2)	13,192	306,025
MIPS AB	3,739	290,190
Modern Times Group MTG AB, B Shares(1)	6,431	82,726
Munters Group AB	2,707	18,228
Mycronic AB	9,891	187,478
NCC AB, B Shares	17,143	240,323
Net Insight AB, B Shares(1)	41,719	17,070
New Wave Group AB, B Shares	11,814	178,636
Nibe Industrier AB, B Shares	54,656	486,535
Nobia AB	19,546	85,790
Nolato AB, B Shares	34,043	319,867
Nordea Bank Abp	166,290	1,839,753
Nordic Entertainment Group AB, B Shares(1)	7,673	260,567
Nordic Waterproofing Holding AB	800	14,309
Nordnet AB publ	14,706	251,856
Note AB(1)	2,111	40,048
Nyfosa AB	18,905	264,282
Ovzon AB(1)	906	5,216
Pandox AB(1)	8,451	123,376
Paradox Interactive AB(2)	3,669	78,422
Peab AB, Class B	18,250	176,220
Platzer Fastigheter Holding AB, B Shares	4,333	49,182
Pricer AB, B Shares(2)	6,565	13,290
Ratos AB, B Shares	23,311	124,310
RaySearch Laboratories AB(1)(2)	4,477	22,375
Resurs Holding AB	27,184	77,953
Saab AB, B Shares	9,793	293,629
Sagax AB, D Shares	2,138	7,039

Avantis International Equity ETF
	Shares	Value
Sagax AB, B Shares	3,456	$93,974
Samhallsbyggnadsbolaget i Norden AB(2)	67,346	311,295
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	10,330	31,058
Sandvik AB	58,514	1,261,124
SAS AB(1)(2)	229,600	23,037
Scandi Standard AB	7,809	28,215
Scandic Hotels Group AB(1)(2)	17,577	77,541
Sdiptech AB, Class B(1)	596	23,566
Securitas AB, B Shares	17,310	209,570
Sinch AB(1)	14,553	122,760
Skandinaviska Enskilda Banken AB, A Shares	86,388	995,221
Skanska AB, B Shares	36,427	824,463
SKF AB, B Shares	35,455	654,648
SkiStar AB	7,575	112,337
Solid Forsakring AB(1)	1,553	7,942
Spotify Technology SA(1)	1,786	278,955
SSAB AB, B Shares(1)	90,059	487,069
SSAB AB, A Shares(1)	35,083	219,554
Stillfront Group AB(1)(2)	9,000	29,287
Svenska Cellulosa AB SCA, B Shares	41,145	671,303
Svenska Handelsbanken AB, A Shares	91,975	874,389
Sweco AB, B Shares	8,258	115,896
Swedbank AB, A Shares	71,637	1,157,444
Swedish Orphan Biovitrum AB(1)	8,535	175,504
Tele2 AB, B Shares	12,860	170,410
Telefonaktiebolaget LM Ericsson, ADR	161,899	1,502,423
Telia Co. AB	225,843	839,723
Tethys Oil AB	10,543	75,188
Thule Group AB	8,859	347,872
Tobii AB(1)(2)	4,195	13,268
Tobii Dynavox AB(1)	4,195	9,597
Transtema Group AB(1)	12,939	44,230
Trelleborg AB, B Shares	34,877	700,749
Troax Group AB	6,954	183,897
Vitec Software Group AB, B Shares	1,945	82,190
Vitrolife AB	3,780	126,609
Volvo AB, B Shares	65,076	1,251,663
Volvo AB, A Shares	8,220	160,631
Wallenstam AB, B Shares	10,681	156,346
Wihlborgs Fastigheter AB	15,975	315,515
Xvivo Perfusion AB(1)	617	15,836
		44,550,336
Switzerland — 8.3%
ABB Ltd., ADR(2)	47,517	1,600,373
Adecco Group AG	6,565	310,056
Alcon, Inc.	22,615	1,747,179
Allreal Holding AG	792	171,752
ALSO Holding AG(1)	776	207,048
ams-OSRAM AG(1)	18,505	287,966
Arbonia AG	14,274	316,560
Aryzta AG(1)(2)	106,190	121,303

Avantis International Equity ETF
	Shares	Value
Ascom Holding AG(1)(2)	5,835	$66,212
Autoneum Holding AG(1)	850	141,783
Bachem Holding AG, Class B	291	173,181
Baloise Holding AG	6,070	1,018,197
Banque Cantonale Vaudoise	1,456	124,643
Barry Callebaut AG	317	731,211
Basilea Pharmaceutica AG(1)(2)	108	4,441
Belimo Holding AG	1,138	603,160
Bell Food Group AG	256	76,408
Bellevue Group AG	772	33,887
BKW AG	1,541	194,153
Bobst Group SA(1)	2,200	200,176
Bossard Holding AG, Class A	1,502	419,034
Bucher Industries AG	1,310	578,398
Burckhardt Compression Holding AG	958	470,294
Bystronic AG	158	183,380
Cembra Money Bank AG	2,248	154,244
Chocoladefabriken Lindt & Spruengli AG	7	785,714
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	73	774,362
Cie Financiere Richemont SA	28,955	3,877,263
Clariant AG(1)	33,021	596,120
Coltene Holding AG(1)	899	103,943
Comet Holding AG	2,138	649,398
COSMO Pharmaceuticals NV(1)	520	34,631
Credit Suisse Group AG, ADR(2)	321,420	2,661,358
Daetwyler Holding AG	790	271,364
DKSH Holding AG	7,075	600,907
dormakaba Holding AG	578	319,449
Dufry AG(1)	6,956	324,890
EFG International AG(1)	12,433	94,844
Emmi AG	259	302,816
EMS-Chemie Holding AG	443	438,185
Feintool International Holding AG(1)	340	19,163
Flughafen Zurich AG(1)	1,868	336,091
Forbo Holding AG	209	357,391
Galenica AG	7,595	534,469
GAM Holding AG(1)	27,635	34,348
Geberit AG	1,615	1,056,496
Georg Fischer AG	763	938,742
Givaudan SA	138	576,206
Gurit Holding AG	53	87,118
Helvetia Holding AG	7,244	881,092
Holcim Ltd.(1)	22,977	1,156,616
Huber + Suhner AG	3,060	295,018
Idorsia Ltd.(1)(2)	877	17,541
Implenia AG(1)	1,904	47,514
Ina Invest Holding AG(1)	30	634
Inficon Holding AG	378	443,196
Interroll Holding AG	144	535,128
Intershop Holding AG	107	71,578
Julius Baer Group Ltd.	25,909	1,517,138

Avantis International Equity ETF
	Shares	Value
Kardex Holding AG	1,526	$396,169
Komax Holding AG(1)	553	145,223
Kuehne + Nagel International AG	3,794	1,034,681
Landis+Gyr Group AG(1)	1,816	118,624
LEM Holding SA	91	216,217
Leonteq AG	1,571	107,471
Liechtensteinische Landesbank AG	1,152	69,463
Logitech International SA	26,232	1,962,911
Lonza Group AG(1)	1,700	1,176,233
Medacta Group SA(1)	1,387	175,678
Medartis Holding AG(1)	264	39,553
Medmix AG(1)	1,981	72,969
Metall Zug AG, B Shares	20	43,521
Meyer Burger Technology AG(1)(2)	126,318	47,910
Mobilezone Holding AG	13,573	200,703
Mobimo Holding AG	787	264,151
Molecular Partners AG(1)(2)	12	291
Montana Aerospace AG(1)	1,696	44,964
Nestle SA	73,970	9,637,974
Novartis AG, ADR	87,087	7,616,629
OC Oerlikon Corp. AG	30,049	267,534
Orior AG	1,532	140,105
Partners Group Holding AG	2,349	3,175,351
Peach Property Group AG	1,883	113,852
PolyPeptide Group AG(1)	2,100	186,474
PSP Swiss Property AG	3,314	428,453
Rieter Holding AG(1)	583	103,077
Roche Holding AG	39,283	14,877,781
Roche Holding AG, Bearer Shares	1,814	757,180
Schindler Holding AG	1,911	428,353
Schindler Holding AG, Bearer Participation Certificate	4,014	920,994
Schweiter Technologies AG	84	108,348
Sensirion Holding AG(1)	2,773	314,293
SFS Group AG	3,934	571,524
SGS SA	526	1,505,070
Siegfried Holding AG(1)	406	306,913
SIG Combibloc Group AG(1)	19,460	436,714
Sika AG	3,866	1,282,873
Softwareone Holding AG(1)	9,842	177,664
Sonova Holding AG	1,060	410,426
St Galler Kantonalbank AG	331	162,020
Stadler Rail AG(2)	1,909	73,655
Straumann Holding AG	425	675,097
Sulzer AG	3,698	311,370
Swatch Group AG (The)	5,058	299,650
Swatch Group AG (The), Bearer Shares	2,513	772,788
Swiss Life Holding AG	5,175	3,157,667
Swiss Prime Site AG	7,410	726,132
Swiss Re AG	20,048	1,915,700
Swiss Steel Holding AG(1)	100,000	31,922
Swisscom AG	2,772	1,660,462

Avantis International Equity ETF
	Shares	Value
Swissquote Group Holding SA	2,390	$414,629
Tecan Group AG	839	363,165
Temenos AG	6,151	618,264
TX Group AG(1)	361	56,724
u-blox Holding AG(1)	748	53,063
UBS Group AG(1)(2)	297,494	5,396,541
V-ZUG Holding AG(1)	359	41,176
Valiant Holding AG	2,276	236,451
Valora Holding AG(1)	556	110,279
VAT Group AG	1,431	540,768
Vetropack Holding AG	438	22,232
Vifor Pharma AG	4,468	784,265
Vontobel Holding AG	6,751	533,084
VZ Holding AG	2,239	201,034
Ypsomed Holding AG	258	45,314
Zehnder Group AG	1,917	165,806
Zurich Insurance Group AG	12,594	5,780,596
		105,709,930
United Kingdom — 14.1%
3i Group plc	130,699	2,328,288
Aberdeen plc	143,030	396,440
Admiral Group plc	21,544	858,218
AG Barr plc	5,201	36,079
Airtel Africa plc	91,395	172,682
AJ Bell plc	27,608	113,676
Alliance Pharma plc	52,917	72,715
Anglo American plc	86,424	4,387,032
Anglo Asian Mining plc	22,054	31,051
Anglo Pacific Group plc	30,388	57,592
Antofagasta plc	40,999	830,141
Arix Bioscience plc(1)	2,236	3,561
Ashmore Group plc	28,303	94,751
Ashtead Group plc	43,569	2,831,195
ASOS plc(1)	7,827	205,245
Associated British Foods plc	19,453	497,722
Aston Martin Lagonda Global Holdings plc(1)	7,594	103,027
AstraZeneca plc, ADR	82,021	4,993,438
Atalaya Mining plc	21,062	122,954
Auction Technology Group plc(1)	1,900	24,632
Auto Trader Group plc	78,593	695,082
Avast plc	13,956	117,551
AVEVA Group plc	1,300	43,048
Aviva plc	349,223	1,956,828
Avon Protection plc	1,988	33,261
B&M European Value Retail SA	127,666	1,035,474
Babcock International Group plc(1)	28,928	127,421
BAE Systems plc	156,080	1,498,522
Balfour Beatty plc	27,248	86,544
Bank of Georgia Group plc	11,499	203,667
Barclays plc, ADR	346,493	3,430,281
Barratt Developments plc	67,653	551,048

Avantis International Equity ETF
	Shares	Value
Beazley plc	10,390	$62,842
Begbies Traynor Group plc	16,366	23,368
Bellway plc	20,044	770,983
Berkeley Group Holdings plc	16,417	853,787
Biffa plc	51,889	226,516
Bloomsbury Publishing plc	2,605	14,126
Bodycote plc	33,125	330,912
boohoo Group plc(1)	11,246	13,519
BP plc, ADR	138,342	4,040,970
Breedon Group plc	68,058	75,198
Brewin Dolphin Holdings plc	60,633	239,066
Britvic plc	50,010	573,608
BT Group plc	1,019,837	2,544,588
Bunzl plc	13,744	543,132
Burberry Group plc	43,505	1,127,919
Burford Capital Ltd.	24,551	238,589
Bytes Technology Group plc	48,973	302,819
Capita plc(1)	34,585	12,951
Capital Ltd.	18,176	22,043
Capricorn Energy plc(1)(2)	161,148	477,104
Carnival plc, ADR(1)(2)	3,002	56,348
Centamin plc	235,681	312,829
Central Asia Metals plc	44,885	125,922
Centrica plc(1)	1,007,258	1,037,464
Chemring Group plc	39,370	160,977
Clinigen Group plc	7,322	89,969
Clipper Logistics plc	14,640	175,883
Close Brothers Group plc	26,750	417,930
CMC Markets plc	24,581	76,837
Coats Group plc	288,805	235,361
Coca-Cola HBC AG	11,346	288,263
Compass Group plc	50,469	1,140,753
Computacenter plc	8,335	305,093
ContourGlobal plc	22,440	56,650
ConvaTec Group plc	27,305	66,014
Costain Group plc(1)(2)	255	147
Countryside Partnerships plc(1)	33,545	136,047
Cranswick plc	5,822	273,300
Crest Nicholson Holdings plc	58,916	241,807
Croda International plc	5,696	570,163
CVS Group plc	9,432	212,107
DCC plc	6,407	502,780
De La Rue plc(1)	17,408	26,342
Dechra Pharmaceuticals plc	2,286	126,072
Devro plc	42,246	115,065
Diageo plc, ADR	22,743	4,541,550
Diploma plc	2,728	96,803
Direct Line Insurance Group plc	203,659	808,006
Diversified Energy Co. plc	79,887	125,860
Domino's Pizza Group plc	14,061	68,620
dotdigital group plc	31,427	63,038

Avantis International Equity ETF
	Shares	Value
Dr. Martens plc	62,981	$236,764
Drax Group plc	63,914	603,013
DS Smith plc	72,715	335,060
Dunelm Group plc	24,322	391,818
DX Group plc(1)	62,822	25,283
easyJet plc(1)	24,515	196,704
Electrocomponents plc	45,092	594,820
Elementis plc(1)	23,819	41,033
EMIS Group plc	10,653	175,738
EnQuest plc(1)	266,497	77,330
Ergomed plc(1)	5,216	81,473
Esken Ltd.(1)	526	84
Essentra plc	6,788	27,650
Evraz plc	55,223	154,965
Experian plc	34,286	1,339,364
Ferguson plc	21,709	3,307,973
Ferrexpo plc	64,020	145,213
Firstgroup plc(1)(2)	158,626	212,238
Forterra plc	38,942	125,934
Foxtons Group plc	28,838	13,279
Frasers Group plc(1)	43,168	365,055
Fresnillo plc	4,201	40,075
Frontier Developments plc(1)(2)	2,738	47,895
Future plc	216	7,643
Games Workshop Group plc	4,945	496,053
Gamma Communications plc	3,091	60,749
Gateley Holdings plc	9,306	22,878
Genel Energy plc	32,467	60,312
Genus plc	1,238	54,525
Georgia Capital plc(1)	10,810	81,051
GlaxoSmithKline plc, ADR	150,375	6,294,698
Glencore plc(1)	758,954	4,462,654
Go-Ahead Group plc (The)(1)	10,875	96,330
Golar LNG Ltd.(1)	12,093	210,418
Grafton Group plc	47,828	686,817
Grainger plc	60,478	225,781
Greencore Group plc(1)	4,427	7,948
Greggs plc	27,227	936,185
Gulf Keystone Petroleum Ltd.	43,520	113,982
Gym Group plc (The)(1)	12,710	35,913
Halfords Group plc	55,156	204,939
Halma plc	17,936	578,509
Harbour Energy plc(1)	86,171	456,325
Hargreaves Lansdown plc	33,222	503,520
Hays plc	104,647	190,437
Helical plc	8,357	47,256
Helios Towers plc(1)	51,428	100,579
Hikma Pharmaceuticals plc	5,957	165,843
Hill & Smith Holdings plc	14,733	278,897
Hiscox Ltd.	4,141	50,954
Hochschild Mining plc	51,808	80,322

Avantis International Equity ETF
	Shares	Value
HomeServe plc	5,068	$45,767
Hotel Chocolat Group plc(1)	3,698	22,834
Howden Joinery Group plc	101,792	1,157,884
HSBC Holdings plc, ADR(2)	173,624	5,996,973
Hunting plc	31,999	99,725
Ibstock plc	89,436	212,860
IG Group Holdings plc	70,390	735,608
IMI plc	30,079	589,253
Impax Asset Management Group plc	19,663	255,744
Inchcape plc	59,735	597,487
Indivior plc(1)	194,010	730,024
Informa plc(1)	11,325	89,670
InterContinental Hotels Group plc(1)	5,441	378,873
Intermediate Capital Group plc	39,224	898,988
International Personal Finance plc	51,504	77,083
Intertek Group plc	18,872	1,354,667
Investec plc	88,798	481,613
IP Group plc	225,132	279,758
IQE plc(1)	2,822	1,600
ITV plc(1)	173,368	255,431
IWG plc(1)	82,589	309,696
J D Wetherspoon plc(1)	8,784	102,350
J Sainsbury plc	293,988	1,084,263
Jadestone Energy plc	16,282	20,825
JD Sports Fashion plc	356,437	717,023
JET2 plc(1)	14,485	247,120
John Wood Group plc(1)	25,172	61,056
Johnson Matthey plc	26,938	676,939
Johnson Service Group plc(1)	15,730	33,315
Jubilee Metals Group plc(1)	408,961	87,767
Jupiter Fund Management plc	78,525	223,922
Just Group plc(1)	225,152	252,785
Kainos Group plc	9,534	195,140
Keller Group plc	17,974	190,201
Kingfisher plc	173,427	707,470
Lancashire Holdings Ltd.	5,561	35,015
Legal & General Group plc	655,480	2,423,590
Liberty Global plc, Class A(1)	12,902	332,614
Liberty Global plc, Class C(1)	28,244	730,672
Liontrust Asset Management plc	12,091	244,486
Lloyds Banking Group plc, ADR	1,243,732	3,146,642
London Stock Exchange Group plc	6,110	533,749
Lookers plc(1)	17,841	20,808
LSL Property Services plc	625	3,221
Luceco plc	12,626	41,671
Luxfer Holdings plc	5,742	100,026
M&C Saatchi plc(1)	11,537	26,475
M&G plc	294,634	811,091
Man Group plc	216,360	557,176
Marks & Spencer Group plc(1)	417,518	973,131
Marshall Motor Holdings plc	5,520	28,765

Avantis International Equity ETF
	Shares	Value
Marshalls plc	15,520	$132,166
Marston's plc(1)	163,485	169,542
Mediclinic International plc(1)	77,825	343,051
Meggitt plc(1)	25,885	260,713
Metro Bank plc(1)	21,896	26,485
Micro Focus International plc, ADR(2)	3,532	18,190
Mitchells & Butlers plc(1)	31,364	99,282
Mitie Group plc	155,701	116,378
Molten Ventures plc(1)	28,727	261,576
Mondi plc	41,897	879,060
Moneysupermarket.com Group plc	39,423	110,560
Morgan Advanced Materials plc	50,724	206,134
Morgan Sindall Group plc	8,500	262,885
Mortgage Advice Bureau Holdings Ltd.	5,834	89,668
Motorpoint group plc(1)	10,707	41,119
National Grid plc, ADR	45,318	3,425,134
Natwest Group plc, ADR	165,091	1,008,706
Next plc	18,708	1,712,949
Ninety One plc	94,176	311,715
Norcros plc	2,204	7,847
Numis Corp. plc	5,463	18,832
Ocado Group plc(1)	7,817	143,746
On the Beach Group plc(1)	5,156	19,572
OSB Group plc	47,043	314,367
Pagegroup plc	67,249	511,030
Pan African Resources plc	492,106	143,292
Pantheon Resources plc(1)(2)	852	1,621
Paragon Banking Group plc	47,237	318,048
PayPoint plc	12,682	101,648
Pearson plc, ADR	25,038	221,336
Pennon Group plc	25,446	353,663
Persimmon plc	41,710	1,342,375
Petrofac Ltd.(1)	371	533
Petropavlovsk plc(1)	441,563	47,005
Phoenix Group Holdings plc	46,122	382,273
Phoenix Spree Deutschland Ltd.	3,746	19,614
Playtech plc(1)	33,458	297,975
Plus500 Ltd.	21,533	401,806
Polar Capital Holdings plc	2,308	17,510
Premier Foods plc	97,471	143,492
Premier Miton Group plc	6,632	14,459
Provident Financial plc(1)	84,955	327,902
Prudential plc, ADR	45,734	1,382,539
PZ Cussons plc	42,159	118,676
QinetiQ Group plc	63,782	248,088
Quilter plc	282,440	491,206
Rathbones Group plc	10,153	223,694
Reach plc	61,107	186,653
Reckitt Benckiser Group plc	26,969	2,283,657
Redde Northgate plc	58,742	298,127
Redrow plc	49,221	375,237

Avantis International Equity ETF
	Shares	Value
RELX plc, ADR	90,663	$2,767,941
Renew Holdings plc	3,404	31,006
Renewi plc(1)	7,421	61,052
Renishaw plc	1,819	114,258
Rentokil Initial plc	190,220	1,290,902
Restore plc	15,563	93,355
Rhi Magnesita NV	5,669	210,730
Ricardo plc	4,679	27,221
Rightmove plc	144,432	1,293,741
Rio Tinto plc, ADR(2)	60,805	4,778,057
RM plc	8,837	18,917
Rolls-Royce Holdings plc(1)	279,988	386,232
Rotork plc	108,805	445,877
Royal Mail plc	124,180	652,635
RWS Holdings plc	3,550	21,808
Sabre Insurance Group plc	5,649	15,647
Saga plc(1)	808	3,026
Sage Group plc (The)	62,963	590,684
Savannah Energy plc(1)	92,578	33,026
Savills plc	33,600	573,475
Schroders plc	11,854	485,280
Secure Trust Bank plc	925	16,267
Senior plc(1)	68,693	128,701
Serco Group plc	23,208	41,330
Serica Energy plc	23,984	89,175
Severn Trent plc	18,200	700,208
Shell plc, ADR	222,855	11,675,373
SIG plc(1)	72,744	37,515
Sirius Real Estate Ltd.	108,225	181,408
Smart Metering Systems plc	13,404	129,033
Smith & Nephew plc, ADR	27,483	979,494
Smiths Group plc	26,514	540,901
Softcat plc	17,393	364,048
Spectris plc	12,407	466,161
Speedy Hire plc	120,755	84,670
Spirax-Sarco Engineering plc	3,269	520,930
Spire Healthcare Group plc(1)	36,847	114,636
Spirent Communications plc	60,074	196,559
SSE plc	31,224	708,620
SSP Group plc(1)	31,391	116,712
St. James's Place plc	83,434	1,564,216
Stagecoach Group plc(1)	894	1,029
Standard Chartered plc (London)	222,293	1,584,193
SThree plc	30,112	178,856
Strix Group plc(2)	45,971	151,330
Superdry plc(1)	16,522	43,377
Synthomer plc	30,571	117,797
Tate & Lyle plc	61,321	615,570
Taylor Wimpey plc	538,414	1,079,943
TBC Bank Group plc	13,077	210,452
Telecom Plus plc	6,189	120,324

Avantis International Equity ETF
	Shares	Value
Tesco plc	383,412	$1,485,321
TI Fluid Systems plc	27,215	79,278
TP Icap Group plc	65,378	104,567
Trainline plc(1)	4,705	12,855
Travis Perkins plc	30,530	592,665
Tremor International Ltd.(1)	2,392	18,774
TUI AG(1)	36,003	115,204
Tullow Oil plc(1)	105,469	75,914
Ultra Electronics Holdings plc	1,471	62,828
Unilever plc, ADR	79,965	4,019,841
United Utilities Group plc	80,065	1,149,145
Vertu Motors plc	116,353	93,799
Vesuvius plc	10,808	57,424
Victoria plc(1)	10,220	99,213
Victrex plc	9,428	244,143
Virgin Money UK plc	185,663	459,486
Vistry Group plc	45,434	611,125
Vivo Energy plc	114,193	205,491
Vodafone Group plc, ADR	229,250	4,057,725
Volex plc	22,004	85,512
Watkin Jones plc	43,050	139,899
Weir Group plc (The)	16,854	355,292
WH Smith plc(1)	11,718	253,539
Whitbread plc(1)	5,076	198,143
Wickes Group plc	67,309	164,021
Wincanton plc	12,922	61,720
WPP plc, ADR(2)	13,150	926,944
Yellow Cake plc(1)	41,299	194,215
		179,929,248
United States†
Block, Inc.(1)	681	76,813
TOTAL COMMON STOCKS (Cost $1,173,563,172)		1,275,019,379
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	3,662	6,923
RIGHTS†
Australia†
Integral Diagnostics Ltd.(1)	904	26
Italy†
Banca Popolare di Sondrio SpA(1)	73,311	822
New Zealand†
NZX Ltd.(1)	465	—
Sweden†
Stillfront Group AB(1)	9,000	4,472
TOTAL RIGHTS (Cost $—)		5,320
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	338,017	338,017

Avantis International Equity ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	24,533,304	$24,533,304
TOTAL SHORT-TERM INVESTMENTS (Cost $24,871,321)		24,871,321
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $1,198,434,493)		1,299,902,943
OTHER ASSETS AND LIABILITIES — (1.7)%		(21,787,103)
TOTAL NET ASSETS — 100.0%		$1,278,115,840

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.5%
Industrials	17.6%
Materials	11.8%
Consumer Discretionary	10.6%
Health Care	7.3%
Information Technology	7.1%
Consumer Staples	7.1%
Energy	6.0%
Communication Services	5.1%
Utilities	4.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $53,831,648. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $56,415,926, which includes securities collateral of $31,882,622.

See Notes to Financial Statements.

FEBRUARY 28, 2022 (UNAUDITED)

Avantis International Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 7.1%
ASX Ltd.	781	$46,908
Aurizon Holdings Ltd.	17,907	45,679
Australia & New Zealand Banking Group Ltd.	5,551	105,091
BHP Group Ltd., ADR	8,685	588,756
BlueScope Steel Ltd.	2,989	44,261
Brambles Ltd.	7,104	51,168
Coles Group Ltd.	3,542	44,810
Evolution Mining Ltd.	6,824	21,101
Fortescue Metals Group Ltd.	4,349	57,939
Harvey Norman Holdings Ltd.	2,491	9,519
Mineral Resources Ltd.	1,006	33,547
National Australia Bank Ltd.	6,490	136,310
Newcrest Mining Ltd.	4,058	75,279
Orica Ltd.	713	7,602
OZ Minerals Ltd.	2,673	49,968
Rio Tinto Ltd.	678	58,469
Santos Ltd.	15,854	84,436
Seven Group Holdings Ltd.	260	4,208
South32 Ltd.	29,459	103,401
Telstra Corp. Ltd.	13,227	38,009
Woodside Petroleum Ltd.	4,798	100,260
		1,706,721
Austria — 0.2%
Erste Group Bank AG	630	22,395
Oesterreichische Post AG	153	6,218
Raiffeisen Bank International AG	508	8,278
Telekom Austria AG(1)	709	5,808
voestalpine AG	315	10,411
		53,110
Belgium — 1.2%
Ageas SA/NV	632	30,403
Bekaert SA	425	18,491
Cie d'Entreprises CFE	92	12,228
Etablissements Franz Colruyt NV	257	10,279
Euronav NV	417	4,643
KBC Ancora	512	23,048
KBC Group NV	883	63,618
Melexis NV	109	9,950
Proximus SADP	1,378	27,395
Solvay SA	421	46,950
Umicore SA	829	33,914
		280,919
Canada — 11.1%
Agnico Eagle Mines Ltd.	2,098	105,984
ARC Resources Ltd.	4,871	60,220
Bank of Montreal	1,170	133,597
Bank of Nova Scotia (The)	2,337	169,352
Barrick Gold Corp., (Toronto)	4,677	105,717

Avantis International Large Cap Value ETF
	Shares	Value
Brookfield Renewable Corp., Class A	600	$22,485
Canadian Imperial Bank of Commerce	1,170	148,089
Canadian Natural Resources Ltd.	4,298	240,112
Canadian Tire Corp. Ltd., Class A	294	43,345
Cenovus Energy, Inc.	6,820	107,237
Empire Co. Ltd., Class A	1,170	36,240
First Quantum Minerals Ltd.	3,507	102,844
Gildan Activewear, Inc.	1,170	45,932
Great-West Lifeco, Inc.	1,170	35,197
Imperial Oil Ltd.	400	17,954
Kinross Gold Corp.	5,847	29,154
Loblaw Cos. Ltd.	970	75,664
Lundin Mining Corp.	3,400	32,806
Magna International, Inc.	1,370	101,785
Manulife Financial Corp.	3,507	71,053
National Bank of Canada	1,170	93,812
Northland Power, Inc.	779	24,768
Onex Corp.	585	39,286
Rogers Communications, Inc., Class B	1,173	60,607
Royal Bank of Canada	2,337	258,518
Suncor Energy, Inc.	6,383	195,192
Teck Resources Ltd., Class B	2,500	90,020
Tourmaline Oil Corp.	2,337	92,189
West Fraser Timber Co. Ltd.	1,170	116,788
		2,655,947
Denmark — 0.7%
AP Moller - Maersk A/S, A Shares	2	5,997
AP Moller - Maersk A/S, B Shares	10	31,635
Novo Nordisk A/S, ADR	1,170	120,451
Vestas Wind Systems A/S	547	17,639
		175,722
Finland — 1.0%
Kesko Oyj, B Shares	1,450	42,673
Metsa Board Oyj	855	8,328
Neste Oyj	901	35,134
Nokia Oyj, ADR(1)	13,744	73,530
Nokian Renkaat Oyj	935	17,623
Stora Enso Oyj, R Shares	2,173	41,383
UPM-Kymmene Oyj	246	8,500
Valmet Oyj	240	8,325
		235,496
France — 8.8%
ALD SA	1,163	16,234
Alstom SA	794	20,199
APERAM SA	363	20,325
Arkema SA	573	75,990
AXA SA	3,902	105,579
BioMerieux	223	24,510
BNP Paribas SA	1,755	101,833
Bouygues SA	1,321	47,236
Carrefour SA	3,311	66,565

Avantis International Large Cap Value ETF
	Shares	Value
Cie de Saint-Gobain	2,337	$144,906
Cie Generale des Etablissements Michelin SCA	888	122,240
Eiffage SA	742	75,583
Eurazeo SE	270	20,855
Faurecia SE	1,313	49,440
Hermes International	58	79,984
Imerys SA	197	8,404
Ipsen SA	312	36,304
Kering SA	151	104,739
La Francaise des Jeux SAEM	670	27,773
Neoen SA(1)	313	12,002
Nexans SA	247	23,827
Orange SA, ADR	6,584	79,535
Renault SA(1)	1,156	36,227
SEB SA	106	15,416
Societe Generale SA	3,002	84,889
STMicroelectronics NV, (New York)	3,733	157,980
Teleperformance	244	90,539
Thales SA	137	15,662
TotalEnergies SE, ADR	4,214	212,933
Ubisoft Entertainment SA(1)	438	23,484
Valeo	2,256	49,754
Vinci SA	1,563	163,883
		2,114,830
Germany — 9.7%
adidas AG	643	152,032
Allianz SE	968	218,204
BASF SE	2,089	139,099
Bayerische Motoren Werke AG	1,474	141,957
Bayerische Motoren Werke AG, Preference Shares	254	20,540
Continental AG(1)	781	66,551
Covestro AG	2,147	113,546
Daimler Truck Holding AG(1)	1,420	43,275
Deutsche Bank AG(1)	12,356	153,585
Deutsche Boerse AG	1,096	186,564
Deutsche Lufthansa AG(1)	4,555	34,595
Deutsche Post AG	3,119	156,768
Deutsche Telekom AG	11,598	207,890
HelloFresh SE(1)	1,202	65,564
Knorr-Bremse AG	531	46,813
Mercedes-Benz Group AG	3,807	297,401
Telefonica Deutschland Holding AG	15,304	41,762
ThyssenKrupp AG(1)	6,183	65,551
Uniper SE	594	19,003
Volkswagen AG	72	18,622
Volkswagen AG, Preference Shares	408	80,204
Wacker Chemie AG	256	39,662
		2,309,188
Hong Kong — 2.4%
AIA Group Ltd.	12,200	126,683
Atlas Corp.	419	6,046

Avantis International Large Cap Value ETF
	Shares	Value
BOC Hong Kong Holdings Ltd.	6,500	$23,368
CK Asset Holdings Ltd.	6,500	41,054
Hang Seng Bank Ltd.	1,300	23,973
Hong Kong Exchanges & Clearing Ltd.	1,200	58,148
Hongkong Land Holdings Ltd.	3,500	18,954
Hysan Development Co. Ltd.	1,000	2,945
Kerry Properties Ltd.	5,000	13,701
Luk Fook Holdings International Ltd.	1,000	2,657
New World Development Co. Ltd.	4,000	15,999
NWS Holdings Ltd.	10,000	9,836
Pacific Basin Shipping Ltd.	26,000	13,864
SITC International Holdings Co. Ltd.	13,000	53,601
Sun Hung Kai Properties Ltd.	5,000	58,129
SUNeVision Holdings Ltd.	10,000	8,917
Swire Pacific Ltd., Class A	6,500	35,920
Swire Properties Ltd.	3,200	8,322
WH Group Ltd.	35,500	24,792
Xinyi Glass Holdings Ltd.	13,000	34,629
		581,538
Ireland — 0.6%
CRH plc	1,277	58,050
Glanbia plc	1,591	22,273
Smurfit Kappa Group plc	1,295	64,675
		144,998
Israel — 0.7%
Bank Hapoalim BM	3,124	33,110
Bank Leumi Le-Israel BM	4,180	45,281
Check Point Software Technologies Ltd.(1)	111	16,082
First International Bank of Israel Ltd.	297	12,776
ICL Group Ltd.	1,511	17,160
Israel Discount Bank Ltd., A Shares	3,897	25,697
Mizrahi Tefahot Bank Ltd.	480	18,758
Strauss Group Ltd.	151	4,964
		173,828
Italy — 2.9%
Atlantia SpA(1)	1,100	20,235
Banca Mediolanum SpA	2,434	19,947
Banco BPM SpA	6,045	20,742
Brembo SpA	1,058	12,489
Brunello Cucinelli SpA(1)	235	13,180
CNH Industrial NV	6,521	92,758
De' Longhi SpA	120	3,808
Eni SpA, ADR	4,658	144,258
ERG SpA	677	21,338
Intesa Sanpaolo SpA	33,274	85,059
Iveco Group NV(1)	374	3,122
Leonardo SpA(1)	4,645	41,410
Poste Italiane SpA	2,592	29,729
Salvatore Ferragamo SpA(1)	612	13,271
Stellantis NV	3,229	58,677
Telecom Italia SpA/Milano	27,791	11,676

Avantis International Large Cap Value ETF
	Shares	Value
Telecom Italia SpA/Milano, Preference Shares	16,812	$6,981
UniCredit SpA	6,559	82,870
		681,550
Japan — 20.1%
Aeon Mall Co. Ltd.	300	4,219
AGC, Inc.	1,300	57,671
Air Water, Inc.	1,300	18,926
Aisin Corp.	1,300	47,352
Amada Co. Ltd.	2,000	17,722
Aozora Bank Ltd.	700	15,761
Asahi Kasei Corp.	4,900	45,986
Asics Corp.	1,300	26,037
Bridgestone Corp.	1,500	61,771
Brother Industries Ltd.	1,300	23,661
Canon Marketing Japan, Inc.	700	14,630
Capcom Co., Ltd.	1,200	29,125
CyberAgent, Inc.	1,500	19,629
Dai-ichi Life Holdings, Inc.	3,000	62,304
Daito Trust Construction Co. Ltd.	400	44,256
Dentsu Group, Inc.	1,300	51,870
Disco Corp.	100	28,313
Ebara Corp.	600	31,315
ENEOS Holdings, Inc.	15,300	60,585
FP Corp.	100	2,842
Fuji Electric Co. Ltd.	800	41,161
Hakuhodo DY Holdings, Inc.	1,400	18,604
Hikari Tsushin, Inc.	100	12,426
Hino Motors Ltd.	2,600	24,432
Hitachi Construction Machinery Co. Ltd.	600	14,683
Hulic Co. Ltd.	400	3,644
Ibiden Co. Ltd.	800	39,071
Idemitsu Kosan Co. Ltd.	1,500	40,210
IHI Corp.	1,300	30,086
Iida Group Holdings Co. Ltd.	1,300	24,127
INPEX Corp.	5,900	60,814
Internet Initiative Japan, Inc.	100	3,214
Isuzu Motors Ltd.	3,500	47,336
ITOCHU Corp.	2,600	84,730
Iwatani Corp.	200	9,506
Japan Post Holdings Co. Ltd.	7,300	60,340
Japan Post Insurance Co. Ltd.	1,100	18,787
JFE Holdings, Inc.	3,100	46,151
JTEKT Corp.	200	1,725
Kajima Corp.	2,200	29,609
KDDI Corp.	4,000	130,165
Komatsu Ltd.	1,300	29,905
Konami Holdings Corp.	100	5,689
Kuraray Co. Ltd.	1,300	12,203
Kurita Water Industries Ltd.	500	20,662
Lawson, Inc.	300	12,509
Marubeni Corp.	400	4,199

Avantis International Large Cap Value ETF
	Shares	Value
Mazda Motor Corp.(1)	3,500	$25,887
Medipal Holdings Corp.	1,000	18,302
MEIJI Holdings Co. Ltd.	700	42,013
MINEBEA MITSUMI, Inc.	1,600	35,121
Mitsubishi Chemical Holdings Corp.	5,800	41,202
Mitsubishi Corp.	3,300	110,958
Mitsubishi Gas Chemical Co., Inc.	1,100	19,516
Mitsubishi HC Capital, Inc.	3,500	18,202
Mitsubishi Heavy Industries Ltd.	1,300	38,340
Mitsubishi UFJ Financial Group, Inc., ADR	8,973	55,274
Mitsui & Co. Ltd.	300	7,480
Mitsui Chemicals, Inc.	1,300	33,234
MS&AD Insurance Group Holdings, Inc.	1,500	50,755
Murata Manufacturing Co. Ltd.	400	27,186
Nabtesco Corp.	400	11,086
NEC Corp.	1,300	56,245
NGK Insulators Ltd.	1,300	20,189
NGK Spark Plug Co. Ltd.	1,300	23,427
NH Foods Ltd.	1,300	48,793
Nifco, Inc.	500	14,218
Nihon Unisys Ltd.	400	10,959
Nippon Steel Corp.	3,500	64,081
Nippon Telegraph & Telephone Corp.	2,800	80,475
Nippon Yusen KK	1,200	112,429
Nissan Motor Co. Ltd.(1)	9,300	44,353
Nitto Denko Corp.	600	43,787
NSK Ltd.	1,300	8,387
NTT Data Corp.	1,700	32,290
Obayashi Corp.	3,700	30,980
Oji Holdings Corp.	2,600	13,284
ORIX Corp., ADR	1,538	151,631
Panasonic Corp.	7,900	82,502
Resona Holdings, Inc.	8,000	35,778
Ricoh Co. Ltd.	2,100	17,915
Rohto Pharmaceutical Co. Ltd.	600	20,125
Sanwa Holdings Corp.	1,300	14,528
SBI Holdings, Inc.	1,800	47,217
SCREEN Holdings Co. Ltd.	100	9,869
SCSK Corp.	500	8,560
Seiko Epson Corp.	1,300	19,995
Sekisui Chemical Co. Ltd.	1,400	22,926
Sharp Corp.	1,300	12,293
Shimizu Corp.	2,600	17,210
Shinko Electric Industries Co. Ltd.	500	21,355
Showa Denko KK	400	7,312
SoftBank Group Corp.	1,500	67,314
Sojitz Corp.	1,320	21,803
Sompo Holdings, Inc.	1,300	56,444
Sony Group Corp., ADR	1,996	204,650
Subaru Corp.	2,600	42,642
Sumitomo Chemical Co. Ltd.	7,100	33,897

Avantis International Large Cap Value ETF
	Shares	Value
Sumitomo Corp.	4,500	$73,420
Sumitomo Electric Industries Ltd.	2,600	34,515
Sumitomo Heavy Industries Ltd.	1,300	31,500
Sumitomo Mitsui Financial Group, Inc., ADR	11,629	82,915
Sumitomo Rubber Industries Ltd.	1,300	12,579
Suzuken Co. Ltd.	300	9,671
Suzuki Motor Corp.	1,200	47,782
Taisei Corp.	1,300	43,227
Taiyo Yuden Co. Ltd.	700	31,648
Takara Bio, Inc.	200	4,179
TDK Corp.	1,300	52,615
TIS, Inc.	1,200	28,402
Tobu Railway Co. Ltd.	1,000	24,581
Tokyo Electron Ltd.	100	49,078
Tokyo Tatemono Co. Ltd.	1,400	21,461
Toray Industries, Inc.	7,000	39,919
Tosoh Corp.	1,500	23,277
Toyota Boshoku Corp.	300	5,490
Toyota Motor Corp., ADR	2,177	398,282
Toyota Tsusho Corp.	1,300	53,970
Trend Micro, Inc.	1,100	61,453
USS Co. Ltd.	1,300	21,596
Yamada Holdings Co. Ltd.	2,600	9,027
Yamaha Motor Co. Ltd.	1,500	33,719
Yamato Holdings Co. Ltd.	1,300	25,530
Zenkoku Hosho Co. Ltd.	300	12,616
Zensho Holdings Co. Ltd.	1,300	31,230
Zeon Corp.	1,300	15,256
		4,823,320
Netherlands — 1.5%
Aalberts NV	151	8,425
ABN AMRO Bank NV, CVA	611	8,131
Aegon NV, NY Shares	4,988	24,790
AerCap Holdings NV(1)	696	37,883
ASML Holding NV, NY Shares	188	125,304
ASR Nederland NV	297	12,837
BE Semiconductor Industries NV	30	2,563
ING Groep NV, ADR	3,780	43,999
Koninklijke Ahold Delhaize NV	1,516	46,635
Koninklijke KPN NV	9,777	33,458
NN Group NV	350	16,798
		360,823
New Zealand — 0.2%
Auckland International Airport Ltd.(1)	1,578	7,641
Chorus Ltd.	2,658	13,181
Fletcher Building Ltd.	2,314	10,570
Spark New Zealand Ltd.	4,211	12,929
		44,321
Norway — 1.0%
Borregaard ASA	368	8,137
Equinor ASA, ADR	3,749	117,944

Avantis International Large Cap Value ETF
	Shares	Value
Norsk Hydro ASA	4,619	$43,862
SpareBank 1 SR-Bank ASA	971	14,388
Storebrand ASA	3,355	33,202
Yara International ASA	611	31,118
		248,651
Portugal — 0.2%
Galp Energia SGPS SA	4,159	46,037
Jeronimo Martins SGPS SA	523	11,403
		57,440
Singapore — 1.3%
City Developments Ltd.	2,900	15,345
DBS Group Holdings Ltd.	3,500	87,990
Golden Agri-Resources Ltd.	38,600	8,162
Oversea-Chinese Banking Corp. Ltd.	8,000	69,323
Singapore Airlines Ltd.(1)	2,400	9,088
Singapore Exchange Ltd.	2,800	19,426
Singapore Technologies Engineering Ltd.	4,500	12,753
Singapore Telecommunications Ltd.	21,400	40,142
UOL Group Ltd.	1,300	6,737
Venture Corp. Ltd.	1,500	19,567
Yangzijiang Shipbuilding Holdings Ltd.	12,600	12,889
		301,422
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	800	19,440
Banco Bilbao Vizcaya Argentaria SA, ADR	13,032	76,628
Banco de Sabadell SA(1)	22,000	19,023
Banco Santander SA, ADR	46,891	157,554
Mapfre SA	10,189	20,001
Repsol SA	18,373	238,409
Telefonica SA, ADR	28,398	133,470
		664,525
Sweden — 1.9%
Atlas Copco AB, A Shares	537	27,540
Atlas Copco AB, B Shares	283	12,787
Avanza Bank Holding AB	657	18,585
Axfood AB	366	9,588
Boliden AB	858	38,164
Bure Equity AB	315	9,995
Electrolux AB, B Shares	949	16,992
Epiroc AB, A Shares	958	18,002
Epiroc AB, B Shares	550	8,916
H & M Hennes & Mauritz AB, B Shares	976	16,289
Husqvarna AB, B Shares	1,143	13,766
Industrivarden AB, A Shares	288	7,953
Millicom International Cellular SA, SDR(1)	283	6,565
Nordea Bank Abp	3,328	36,819
Nordnet AB publ	489	8,375
Sandvik AB	902	19,440
Skandinaviska Enskilda Banken AB, A Shares	476	5,484

Avantis International Large Cap Value ETF
	Shares	Value
Skanska AB, B Shares	665	$15,051
SKF AB, B Shares	1,196	22,083
SSAB AB, A Shares(1)	710	4,443
SSAB AB, B Shares(1)	1,610	8,707
Swedbank AB, A Shares	1,170	18,904
Telefonaktiebolaget LM Ericsson, ADR	3,117	28,926
Telia Co. AB	6,027	22,409
Trelleborg AB, B Shares	835	16,777
Volvo AB, A Shares	204	3,987
Volvo AB, B Shares	1,459	28,062
		444,609
Switzerland — 7.3%
ALSO Holding AG(1)	8	2,135
Baloise Holding AG	220	36,903
Barry Callebaut AG	15	34,600
Bucher Industries AG	37	16,336
Clariant AG(1)	724	13,070
Credit Suisse Group AG, ADR	12,400	102,672
DKSH Holding AG	281	23,866
Emmi AG	13	15,199
Forbo Holding AG	6	10,260
Georg Fischer AG	26	31,989
Inficon Holding AG	14	16,415
Interroll Holding AG	2	7,432
Julius Baer Group Ltd.	806	47,197
Kuehne + Nagel International AG	104	28,362
Logitech International SA	491	36,741
Novartis AG, ADR	2,178	190,488
OC Oerlikon Corp. AG	492	4,380
Partners Group Holding AG	79	106,791
Roche Holding AG	1,168	442,361
Roche Holding AG, Bearer Shares	64	26,714
Schindler Holding AG	58	13,001
Schindler Holding AG, Bearer Participation Certificate	125	28,681
SFS Group AG	71	10,315
Sulzer AG	120	10,104
Swiss Life Holding AG	165	100,679
Swisscom AG	118	70,683
UBS Group AG(1)	8,161	148,041
Vontobel Holding AG	224	17,688
Zurich Insurance Group AG	335	153,764
		1,746,867
United Kingdom — 17.0%
3i Group plc	7,644	136,171
Admiral Group plc	1,593	63,458
Anglo American plc	6,381	323,911
Antofagasta plc	2,701	54,689
Ashtead Group plc	568	36,910
AstraZeneca plc, ADR	1,904	115,916
Barclays plc, ADR	17,023	168,528
Barratt Developments plc	5,206	42,404

Avantis International Large Cap Value ETF
	Shares	Value
BT Group plc	59,222	$147,764
Burberry Group plc	2,590	67,149
Evraz plc	5,790	16,271
Ferguson plc	758	115,503
GlaxoSmithKline plc, ADR	1,800	75,348
Glencore plc(1)	15,000	88,200
Hargreaves Lansdown plc	2,649	40,149
Howden Joinery Group plc	8,629	98,155
Intermediate Capital Group plc	900	20,627
Intertek Group plc	400	28,713
J Sainsbury plc	16,502	60,861
JD Sports Fashion plc	26,036	52,375
Johnson Matthey plc	1,347	33,849
Kingfisher plc	4,000	16,317
Legal & General Group plc	27,572	101,945
Lloyds Banking Group plc, ADR	82,145	207,827
M&G plc	18,730	51,561
Marks & Spencer Group plc(1)	20,059	46,753
Next plc	1,366	125,074
Persimmon plc	3,683	118,532
Rightmove plc	10,023	89,780
Rio Tinto plc, ADR	3,866	303,790
Royal Mail plc	10,756	56,529
Shell plc, ADR	11,003	576,447
Smith & Nephew plc, ADR	1,929	68,750
St. James's Place plc	6,942	130,148
Taylor Wimpey plc	13,747	27,574
Vodafone Group plc, ADR	21,124	373,895
		4,081,873
TOTAL COMMON STOCKS (Cost $24,231,703)		23,887,698
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,232	13,232
TOTAL SHORT-TERM INVESTMENTS (Cost $13,232)		13,232
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $24,244,935)		23,900,930
OTHER ASSETS AND LIABILITIES — 0.2%		48,999
TOTAL NET ASSETS — 100.0%		$23,949,929

Avantis International Large Cap Value ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.4%
Materials	15.9%
Consumer Discretionary	14.1%
Industrials	13.4%
Energy	10.3%
Communication Services	7.7%
Health Care	4.7%
Information Technology	4.2%
Consumer Staples	3.2%
Real Estate	1.3%
Utilities	0.5%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.

FEBRUARY 28, 2022 (UNAUDITED)

Avantis International Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Australia — 9.1%
Adairs Ltd.(1)	35,974	$75,150
Adbri Ltd.	735,963	1,778,897
Aeris Resources Ltd.(1)(2)	1,539,499	142,688
Alkane Resources Ltd.(2)	343,784	259,456
Alliance Aviation Services Ltd.(2)	50,306	117,884
Allkem Ltd.(2)	1,887	12,584
Aurelia Metals Ltd.(2)	2,897,774	947,047
Austal Ltd.	755,941	1,054,955
Australian Finance Group Ltd.	402,566	648,262
Australian Pharmaceutical Industries Ltd.	131,046	145,805
Bank of Queensland Ltd.	827,049	4,814,778
Beach Energy Ltd.	4,333,436	4,826,910
Bega Cheese Ltd.	363,771	1,244,886
Bendigo & Adelaide Bank Ltd.	894,526	6,242,984
Brickworks Ltd.	20,501	316,906
Challenger Ltd.	929,449	4,570,876
Champion Iron Ltd.	881,332	4,155,493
Collins Foods Ltd.	14,000	112,242
Coronado Global Resources, Inc.(2)	1,808,155	2,173,983
Costa Group Holdings Ltd.	317,823	629,190
CSR Ltd.	1,163,093	4,855,371
Dacian Gold Ltd.(1)(2)	129,467	19,640
Eclipx Group Ltd.(2)	778,174	1,316,302
Emeco Holdings Ltd.	569,883	379,927
Genworth Mortgage Insurance Australia Ltd.	752,505	1,641,490
Gold Road Resources Ltd.	2,187,913	2,441,538
Grange Resources Ltd.	1,536,612	1,090,750
GWA Group Ltd.	68,617	114,405
HT&E Ltd.	1,042	1,413
Humm Group Ltd.(1)	474,437	304,588
IGO Ltd.	458,464	3,677,973
Iluka Resources Ltd.	997,142	7,845,580
Imdex Ltd.	602,967	1,183,944
Inghams Group Ltd.(1)	738,127	1,812,940
InvoCare Ltd.(1)	316,890	2,986,350
JB Hi-Fi Ltd.(1)	17,680	635,945
Karoon Energy Ltd.(2)	692,233	1,041,804
MACA Ltd.	207,538	116,221
Macmahon Holdings Ltd.	354,016	45,240
Magellan Financial Group Ltd.(1)	34,930	467,367
Mayne Pharma Group Ltd.(2)	2,109,743	354,586
McMillan Shakespeare Ltd.	183,808	1,606,563
Metcash Ltd.	1,644,183	4,933,396
Monadelphous Group Ltd.	2,067	17,039
Money3 Corp. Ltd.	69,252	151,728
Mount Gibson Iron Ltd.	450,340	172,722
Myer Holdings Ltd.(2)	133,683	39,418
MyState Ltd.	51,460	181,042

Avantis International Small Cap Value ETF
	Shares	Value
New Hope Corp. Ltd.(1)	970,735	$1,799,659
nib holdings Ltd.	747,325	3,531,535
Nick Scali Ltd.	33,789	293,858
Nickel Mines Ltd.	398,477	447,237
Nine Entertainment Co. Holdings Ltd.	1,256,732	2,552,405
NRW Holdings Ltd.	1,221,296	1,925,838
Nufarm Ltd.	576,178	2,308,782
OFX Group Ltd.(2)	72,467	121,800
Orica Ltd.	250,230	2,667,886
Orora Ltd.	1,490,950	4,035,878
OZ Minerals Ltd.	17,955	335,644
Pacific Current Group Ltd.	35,896	200,141
Perenti Global Ltd.	2,377,078	1,324,352
Perseus Mining Ltd.	2,916,341	3,862,949
Platinum Asset Management Ltd.	626,479	1,079,768
Premier Investments Ltd.	185,080	3,732,052
Ramelius Resources Ltd.	2,117,322	2,341,230
Red 5 Ltd.(2)	551,334	121,280
Regis Resources Ltd.(1)	1,313,225	1,862,750
Resimac Group Ltd.(1)	18,160	23,511
Resolute Mining Ltd.(2)	1,271,143	238,844
Sandfire Resources Ltd.	971,947	4,791,637
Select Harvests Ltd.	188,481	756,191
Senex Energy Ltd.	40,661	135,692
Servcorp Ltd.	22,553	65,398
Service Stream Ltd.(2)	336,959	229,385
Seven West Media Ltd.(2)	1,068,443	484,672
Sigma Healthcare Ltd.(1)	745,488	263,398
Silver Lake Resources Ltd.(2)	2,326,727	3,113,645
Sims Ltd.	11,660	155,327
Southern Cross Media Group Ltd.	567,644	731,453
Star Entertainment Grp Ltd. (The)(2)	180,963	443,000
Super Retail Group Ltd.	377,278	3,032,124
Symbio Holdings Ltd.	3,813	15,648
Tassal Group Ltd.	358,049	930,279
United Malt Grp Ltd.	234,696	721,209
Viva Energy Group Ltd.	1,771,608	3,158,481
West African Resources Ltd.(2)	2,304,326	1,833,510
Western Areas Ltd.(2)	510,345	1,275,329
Westgold Resources Ltd.	1,058,669	1,726,302
Whitehaven Coal Ltd.	1,920,531	4,494,385
		136,870,722
Austria — 0.6%
AT&S Austria Technologie & Systemtechnik AG	6,344	348,092
DO & CO. AG(1)(2)	410	40,563
FACC AG(1)(2)	15,577	148,774
Lenzing AG(2)	184	20,278
Oesterreichische Post AG	2,987	121,400
Palfinger AG	813	24,189
POLYTEC Holding AG(1)	25,087	206,182
Porr AG(2)	53,641	720,597

Avantis International Small Cap Value ETF
	Shares	Value
S IMMO AG	5,306	$136,001
Semperit AG Holding	85,970	2,705,517
UNIQA Insurance Group AG	559,879	4,480,935
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,205	267,208
		9,219,736
Belgium — 1.4%
AGFA-Gevaert NV(2)	123,776	501,862
Bekaert SA	170,197	7,405,006
bpost SA(2)	184,896	1,245,503
Cie d'Entreprises CFE	13,234	1,759,019
Deceuninck NV(1)	136,003	418,919
Euronav NV	370,993	4,130,782
Gimv NV	19,232	1,141,221
Ion Beam Applications	38,609	797,380
KBC Ancora	15,936	717,371
Tessenderlo Group SA(2)	81,720	2,999,459
		21,116,522
Canada — 10.1%
5N Plus, Inc.(2)	28,000	51,471
Aclara Resources, Inc.(2)	27,738	23,416
Advantage Energy Ltd.(1)(2)	246,849	1,443,117
Aecon Group, Inc.	72,682	1,009,807
AirBoss of America Corp.(1)	5,600	156,314
Amerigo Resources Ltd.	26,000	33,846
Anaergia, Inc.(2)	8,600	84,473
ARC Resources Ltd.	54,576	674,719
Argonaut Gold, Inc.(2)	493,746	899,845
Athabasca Oil Corp.(2)	477,919	742,801
AutoCanada, Inc.(1)(2)	32,696	845,582
B2Gold Corp.	1,647,140	6,653,536
Badger Infrastructure Solutions Ltd.	12,653	303,273
Baytex Energy Corp.(1)(2)	1,036,357	4,734,128
Birchcliff Energy Ltd.(1)	360,400	1,916,446
Bird Construction, Inc.(1)	21,294	159,600
Calian Group Ltd.	3,400	161,886
Calibre Mining Corp.(2)	148,000	150,627
Canaccord Genuity Group, Inc.	37,040	377,267
Canacol Energy Ltd.(1)	85,600	216,786
Canadian Western Bank	73,055	2,138,912
Canfor Corp.(2)	116,382	2,634,319
Capital Power Corp.	177,863	5,465,691
Capstone Mining Corp.(2)	504,507	2,615,078
Cardinal Energy Ltd.(2)	186,948	955,758
Cascades, Inc.	162,005	1,678,206
Celestica, Inc.(2)	105,189	1,250,649
Centerra Gold, Inc.	363,364	3,543,336
China Gold International Resources Corp. Ltd.(1)	231,678	685,438
Chorus Aviation, Inc.(1)(2)	151,511	521,174
Copper Mountain Mining Corp.(2)	312,472	870,238
Corus Entertainment, Inc., B Shares	318,006	1,274,533
Crescent Point Energy Corp.	1,114,140	7,972,584

Avantis International Small Cap Value ETF
	Shares	Value
Dorel Industries, Inc., Class B(1)	70,584	$641,521
DREAM Unlimited Corp., Class A	12,622	468,533
Dundee Precious Metals, Inc.	280,022	1,656,935
Eldorado Gold Corp. (Toronto)(2)	101,698	1,116,873
Endeavour Mining plc	43,604	1,151,765
Enerplus Corp.	397,281	5,077,674
Equitable Group, Inc.	21,226	1,268,369
ERO Copper Corp.(2)	62,734	897,826
Evertz Technologies Ltd.	4,000	42,099
Exchange Income Corp.	891	28,575
Extendicare, Inc.(1)	54,332	329,207
Finning International, Inc.	134,720	3,919,900
First National Financial Corp.	12,548	437,175
Fortuna Silver Mines, Inc.(1)(2)	158,596	591,841
Frontera Energy Corp.(2)	31,963	329,339
GCM Mining Corp.	85,542	379,287
goeasy Ltd.	3,100	367,329
Hardwoods Distribution, Inc.	532	17,620
High Liner Foods, Inc.	4	41
HLS Therapeutics, Inc.	2	23
Home Capital Group, Inc.(2)	65,989	1,994,508
Hudbay Minerals, Inc.	322,982	2,632,271
IAMGOLD Corp.(2)	630,578	1,850,690
Interfor Corp.	120,829	3,680,637
Intertape Polymer Group, Inc.	12,213	230,867
Karora Resources, Inc.(2)	90,970	373,928
Kelt Exploration Ltd.(2)	121,652	551,873
Largo, Inc.(2)	2,962	30,450
Laurentian Bank of Canada(1)	31,750	1,066,349
Linamar Corp.	69,834	3,646,795
Lundin Gold, Inc.(2)	40,200	324,137
Lundin Mining Corp.	578,242	5,579,408
Martinrea International, Inc.	158,626	1,237,721
Methanex Corp.	108,435	5,645,464
Mullen Group Ltd.(1)	7,778	75,847
New Gold, Inc. (Toronto)(2)	901,848	1,558,222
North American Construction Group Ltd.	17,031	257,447
North West Co., Inc. (The)	14	398
Obsidian Energy Ltd.(2)	41,628	354,372
OceanaGold Corp.(2)	388,946	733,397
Onex Corp.	32,107	2,156,172
Paramount Resources Ltd., A Shares(1)	34,259	760,050
Parex Resources, Inc.	176,877	3,900,365
Peyto Exploration & Development Corp.(1)	252,082	2,175,761
Pipestone Energy Corp.(2)	22,400	89,777
Precision Drilling Corp.(2)	35	2,042
Pretium Resources, Inc.(2)	188,166	2,744,922
Real Matters, Inc.(2)	101,986	445,761
Resolute Forest Products, Inc.	72,327	903,873
Russel Metals, Inc.(1)	103,429	2,562,265
Secure Energy Services, Inc.	7,039	34,043

Avantis International Small Cap Value ETF
	Shares	Value
ShawCor Ltd.(2)	18,495	$85,507
Sierra Metals, Inc.(1)	3,100	4,647
SSR Mining, Inc.	253,633	5,020,633
Stelco Holdings, Inc.	47,086	1,445,457
SunOpta, Inc.(2)	106,200	566,400
Tamarack Valley Energy Ltd.	196,162	798,577
Taseko Mines Ltd.(2)	196,331	373,300
Torex Gold Resources, Inc.(2)	152,324	1,932,442
Transcontinental, Inc., Class A	17	274
TransGlobe Energy Corp.(1)(2)	35,700	139,138
Turquoise Hill Resources Ltd.(2)	69,764	1,434,909
Vermilion Energy, Inc.(2)	303,892	5,682,241
Wajax Corp.	40,871	759,378
West Fraser Timber Co. Ltd.	22,831	2,278,957
Western Forest Products, Inc.	736,752	1,238,092
Whitecap Resources, Inc.	1,079,593	8,236,421
Yamana Gold, Inc.	492,731	2,421,865
		150,984,838
China†
Fullshare Holdings Ltd.(1)(2)	12,257,500	222,916
Denmark — 1.6%
Bang & Olufsen A/S(2)	24,456	74,008
Bavarian Nordic A/S(2)	16,729	420,315
D/S Norden A/S	91,298	2,381,582
Dfds A/S(2)	62,674	2,913,109
Drilling Co. of 1972 A/S (The)(2)	27,239	1,070,274
FLSmidth & Co. A/S	69,214	1,987,061
H Lundbeck A/S	59,816	1,451,501
H+H International A/S, B Shares(2)	12,987	377,544
Jyske Bank A/S(2)	71,996	3,903,166
NKT A/S(2)	1,294	54,279
NNIT A/S	47,672	683,033
Per Aarsleff Holding A/S	13,508	533,729
Ringkjoebing Landbobank A/S	4,191	520,982
Schouw & Co. A/S	10,771	939,127
SimCorp A/S	36,290	3,277,352
Solar A/S, B Shares	2,800	325,798
Spar Nord Bank A/S	74,315	986,873
Sparekassen Sjaelland-Fyn A/S(2)	1,806	53,632
Sydbank AS	32,536	1,058,553
TORM plc(1)(2)	20,905	169,362
		23,181,280
Finland — 1.5%
Admicom Oyj	424	29,075
Anora Group Oyj	26,572	283,407
CapMan Oyj, B Shares	9,067	27,193
Cargotec Oyj, B Shares	15,875	624,671
HKScan Oyj, A Shares(1)	82,580	133,043
Huhtamaki Oyj	2,072	75,514
Kamux Corp.	47,996	575,786
Kemira Oyj	311,040	4,113,168

Avantis International Small Cap Value ETF
	Shares	Value
Marimekko Oyj	11,996	$999,495
Metsa Board Oyj	286,876	2,794,294
Neles Oyj	14,424	187,714
Nokian Renkaat Oyj	103,431	1,949,431
Outokumpu Oyj(2)	399,498	2,354,883
Puuilo Oyj(1)(2)	70,616	584,141
Sanoma Oyj	30,703	447,681
Suominen Oyj	39,541	168,998
Tokmanni Group Corp.	122,819	2,279,428
Uponor Oyj	152,196	3,385,633
Verkkokauppa.com Oyj(1)	56,548	348,165
YIT Oyj	346,490	1,505,528
		22,867,248
France — 3.3%
AKWEL	4,039	89,896
Albioma SA	1,140	52,083
ALD SA	129,561	1,808,484
Biosynex(1)	12,193	227,983
Bonduelle SCA	5,544	111,136
Catana Group(2)	20,417	171,966
Chargeurs SA	5,057	118,427
Cie Plastic Omnium SA	106,233	2,245,460
Derichebourg SA	263,877	2,741,577
Eramet SA(2)	28,735	3,765,190
Etablissements Maurel et Prom SA(2)	41,754	132,918
Eurobio Scientific SA(2)	20,272	455,039
Europcar Mobility Group(2)	1,376,835	778,539
Eutelsat Communications SA	456,581	5,000,595
Focus Home Interactive SA(2)	2,042	99,857
Gaztransport Et Technigaz SA	7,289	691,794
Groupe LDLC(1)	6,031	211,120
Guillemot Corp.	1,314	19,966
Innate Pharma SA(1)(2)	111,652	386,979
Jacquet Metals SACA	31,456	684,986
Kaufman & Broad SA	19,752	717,369
LISI	10,063	297,094
LNA Sante SA	383	14,553
Maisons du Monde SA	71,300	1,560,243
Manitou BF SA	6,768	234,505
Mersen SA	36,774	1,359,880
Metropole Television SA	71,526	1,417,719
Nexans SA	47,044	4,538,071
Nexity SA	39,551	1,559,015
Novacyt SA(1)(2)	202,532	455,683
ReWorld Media SA(2)	7,649	48,782
SES SA	698,095	5,520,113
SMCP SA(2)	55,567	407,569
Societe BIC SA	36,778	1,940,665
Solutions 30 SE(1)(2)	107,062	939,936
Television Francaise 1	153,504	1,515,292
Trigano SA	12,378	2,122,622

Avantis International Small Cap Value ETF
	Shares	Value
Vallourec SA(2)	383,104	$3,731,431
Verallia SA	29,003	761,103
Vicat SA	2,741	100,299
X-Fab Silicon Foundries SE(2)	47,740	370,340
		49,406,279
Germany — 5.2%
7C Solarparken AG	21,004	98,891
Aareal Bank AG	1,499	45,810
ADVA Optical Networking SE(2)	96,376	1,631,730
AURELIUS Equity Opportunities SE & Co. KGaA	58,066	1,739,269
Aurubis AG	12,596	1,473,815
Baader Bank AG	7,342	49,487
Bauer AG(2)	8,713	90,758
Bertrandt AG	1,999	108,110
Bilfinger SE	4,430	165,933
CECONOMY AG	34,859	138,376
Cewe Stiftung & Co. KGAA	5,768	654,883
CropEnergies AG	22,826	319,551
Deutsche Beteiligungs AG	11,489	449,355
Deutsche EuroShop AG	26,806	504,068
Deutsche Pfandbriefbank AG	104,640	1,134,686
Deutz AG(2)	252,351	1,442,118
Draegerwerk AG & Co. KGaA	875	45,909
Draegerwerk AG & Co. KGaA, Preference Shares	13,184	746,907
Duerr AG	2,562	92,268
Einhell Germany AG, Preference Shares	137	28,885
Elmos Semiconductor SE	5,460	351,663
ElringKlinger AG(2)	92,409	981,280
Encavis AG	90,877	1,543,602
flatexDEGIRO AG(2)	35,620	737,578
Hamburger Hafen und Logistik AG	69,515	1,377,363
Hornbach Holding AG & Co. KGaA	14,216	1,862,087
HUGO BOSS AG	118,040	7,203,036
Instone Real Estate Group SE	38,183	733,001
JOST Werke AG	28,936	1,336,679
Jungheinrich AG, Preference Shares	92,132	3,322,057
K+S AG(2)	397,699	10,201,844
Kloeckner & Co. SE(2)	115,790	1,566,446
Koenig & Bauer AG(2)	567	14,608
Krones AG	25,819	2,364,665
Lang & Schwarz AG	30,420	697,425
Leoni AG(2)	18,748	218,779
Manz AG(2)	861	41,407
Rheinmetall AG	93,720	13,949,575
SAF-Holland SE(2)	88,498	1,053,688
Salzgitter AG(2)	42,788	1,869,050
SGL Carbon SE(2)	183,553	1,182,282
Siltronic AG	12,150	1,380,796
Sixt SE, Preference Shares	1,251	102,013
Stabilus SA	6,741	395,885
STO SE & Co. KGaA, Preference Shares	5,267	1,202,170

Avantis International Small Cap Value ETF
	Shares	Value
Suedzucker AG	31,562	$429,995
TAG Immobilien AG	277,797	7,160,211
Wacker Chemie AG	13,135	2,035,005
Wacker Neuson SE	45,198	1,064,183
Wuestenrot & Wuerttembergische AG	29,962	592,521
		77,931,703
Hong Kong — 1.6%
BOCOM International Holdings Co. Ltd.	86,000	14,639
Bright Smart Securities & Commodities Group Ltd.	1,576,000	289,465
China Strategic Holdings Ltd.(2)	58,220,000	298,580
Chow Sang Sang Holdings International Ltd.	479,000	672,288
CMBC Capital Holdings Ltd.(1)	1,387,000	413,184
Crystal International Group Ltd.	34,500	11,600
CSI Properties Ltd.	80,000	2,113
Dah Sing Banking Group Ltd.	160,800	145,587
Dah Sing Financial Holdings Ltd.	161,200	522,028
E-Commodities Holdings Ltd.	1,392,000	217,916
First Pacific Co. Ltd.	20,000	7,830
FSE Lifestyle Services Ltd.	40,000	29,467
Guotai Junan International Holdings Ltd.	6,694,000	900,987
Haitong International Securities Group Ltd.	4,872,000	1,071,207
Hang Lung Group Ltd.	66,000	145,608
Hengdeli Holdings Ltd.(2)	12,000	414
IGG, Inc.	1,977,000	1,184,049
IRC Ltd.(2)	4,792,000	125,905
Jinhui Shipping & Transportation Ltd.	15,000	22,162
Johnson Electric Holdings Ltd.	576,500	959,946
K Wah International Holdings Ltd.	2,663,000	1,010,730
Ka Shui International Holdings Ltd.	1,564,000	124,598
Lifestyle International Holdings Ltd.(2)	1,000	584
Luk Fook Holdings International Ltd.	123,000	326,776
Oriental Watch Holdings	708,000	388,414
Pacific Basin Shipping Ltd.	11,770,000	6,275,975
PAX Global Technology Ltd.	80,000	59,704
PC Partner Group Ltd.	1,014,000	1,256,854
Realord Group Holdings Ltd.(1)(2)	438,000	545,943
Regina Miracle International Holdings Ltd.	195,000	138,856
Sa Sa International Holdings Ltd.(2)	1,174,000	209,587
Shun Tak Holdings Ltd.(2)	3,190,000	815,225
SmarTone Telecommunications Holdings Ltd.	33,500	19,109
Solargiga Energy Holdings Ltd.(2)	2,281,000	102,834
Soundwill Holdings Ltd.	2,500	2,387
Sun Hung Kai & Co. Ltd.	866,000	439,652
Tai Hing Group Holdings Ltd.	245,000	37,991
Ten Pao Group Holdings Ltd.	412,000	105,678
Texhong Textile Group Ltd.	977,500	1,216,510
Texwinca Holdings Ltd.	440,000	91,856
Theme International Holdings Ltd.(2)	560,000	91,398
Time Interconnect Technology Ltd.	424,000	48,434
United Laboratories International Holdings Ltd. (The)	3,702,000	2,049,225
Value Partners Group Ltd.(1)	259,000	126,933

Avantis International Small Cap Value ETF
	Shares	Value
VSTECS Holdings Ltd.	1,258,000	$1,293,352
VTech Holdings Ltd.	94,700	778,545
		24,592,125
Ireland — 0.5%
FBD Holdings plc(2)	6,291	73,864
Glenveagh Properties plc(2)	5,258,389	7,198,622
Permanent TSB Group Holdings plc(2)	44,096	85,143
Uniphar plc(2)	22,899	85,770
		7,443,399
Israel — 2.6%
Adgar Investment and Development Ltd.	13,419	29,831
AFI Properties Ltd.	880	51,333
Airport City Ltd.(2)	54,220	1,225,464
Caesarstone Ltd.	1,085	13,009
Camtek Ltd.(2)	1,162	38,519
Carasso Motors Ltd.	19,452	129,926
Cellcom Israel Ltd.(2)	96,365	493,007
Clal Insurance Enterprises Holdings Ltd.(2)	151,014	3,529,919
Delek Automotive Systems Ltd.	42,309	671,767
Delta Galil Industries Ltd.	14,061	972,348
Equital Ltd.(2)	12,405	495,714
Fattal Holdings 1998 Ltd.(2)	337	44,050
FIBI Holdings Ltd.	41,362	1,962,780
First International Bank of Israel Ltd.	36,753	1,580,960
Gazit-Globe Ltd.	45,755	399,183
Harel Insurance Investments & Financial Services Ltd.	282,414	3,419,142
IDI Insurance Co. Ltd.	2,066	71,608
Infinya Ltd.	1,523	121,086
Inrom Construction Industries Ltd.	22,171	106,692
Isracard Ltd.	507,632	2,664,250
Israel Corp. Ltd. (The)(2)	2,738	1,438,813
Isras Investment Co. Ltd.	1,080	259,504
Ituran Location and Control Ltd.	495	10,182
M Yochananof & Sons Ltd.	2,830	215,669
Menora Mivtachim Holdings Ltd.(2)	49,696	1,162,988
Migdal Insurance & Financial Holdings Ltd.	763,181	1,335,666
Naphtha Israel Petroleum Corp. Ltd.(2)	10,798	85,459
Nawi Brothers Ltd.	9,923	92,314
Oil Refineries Ltd.(2)	5,656,146	2,026,753
Partner Communications Co. Ltd.(2)	328,266	2,520,185
Paz Oil Co. Ltd.(2)	18,973	2,737,242
Phoenix Holdings Ltd. (The)	403,212	4,994,382
Prashkovsky Investments and Construction Ltd.	5,834	240,598
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,283	933,553
Scope Metals Group Ltd.	2,079	91,165
Shufersal Ltd.	321,449	2,874,784
Summit Real Estate Holdings Ltd.(2)	8,343	185,893
Taro Pharmaceutical Industries Ltd.(2)	4,118	201,164
Tera Light Ltd.(2)	32,642	69,968
Tower Semiconductor Ltd.(2)	342	15,989
Victory Supermarket Chain Ltd.	1,800	37,101
		39,549,960

Avantis International Small Cap Value ETF
	Shares	Value
Italy — 2.4%
Aeffe SpA(2)	47,952	$121,888
Arnoldo Mondadori Editore SpA(2)	257,973	566,182
Avio SpA(1)	33,904	422,358
Banca IFIS SpA	59,509	1,255,898
Banca Popolare di Sondrio SCPA	1,627,481	6,420,979
Banco di Desio e della Brianza SpA	118,022	396,321
BFF Bank SpA	10,248	73,819
Biesse SpA(1)(2)	57,192	1,254,399
Cairo Communication SpA	82,569	155,623
Cementir Holding NV	34,500	274,465
Danieli & C Officine Meccaniche SpA(1)	32,429	750,575
Danieli & C Officine Meccaniche SpA, Preference Shares	121,861	1,912,942
Digital Bros SpA(1)	40,810	1,131,072
doValue SpA	14,047	113,430
Enav SpA(2)	93,904	431,658
Fila SpA	26,263	275,345
Fincantieri SpA(1)(2)	1,216,577	854,966
FNM SpA(2)	66,723	38,155
Geox SpA(1)(2)	68,174	63,595
Maire Tecnimont SpA(1)	883,925	2,782,498
MFE-MediaForEurope NV, Class A(2)	180,257	162,095
MFE-MediaForEurope NV, Class B	201,987	247,387
Newlat Food SpA(2)	10,744	84,070
OVS SpA(2)	1,479,491	3,732,544
RAI Way SpA	233,338	1,279,781
Safilo Group SpA(1)(2)	887,604	1,381,281
Saipem SpA(1)(2)	2,450,275	2,887,368
Sanlorenzo SpA/Ameglia	16,523	712,397
Saras SpA(2)	2,872,940	1,755,416
Societa Cattolica Di Assicurazione SpA(2)	72,279	442,010
Tesmec SpA(1)(2)	1,690,861	225,892
Webuild SpA(1)	2,174,311	4,095,614
		36,302,023
Japan — 25.2%
77 Bank Ltd. (The)	77,000	1,039,751
A&D Co. Ltd.	8,900	68,284
ADEKA Corp.	3,100	71,896
AEON Financial Service Co. Ltd.(1)	244,100	2,514,126
Aeon Mall Co. Ltd.(1)	205,000	2,882,721
AFC-HD AMS Life Science Co. Ltd.(1)	30,300	190,653
Aichi Steel Corp.	14,300	327,792
Air Water, Inc.	161,200	2,346,845
Airport Facilities Co. Ltd.	3,500	17,285
Aisan Industry Co. Ltd.	36,800	238,637
Akatsuki, Inc.	7,500	192,441
Akebono Brake Industry Co. Ltd.(2)	169,000	239,156
Alconix Corp.	36,200	442,567
Alleanza Holdings Co. Ltd.(1)	5,400	46,178
Alpen Co. Ltd.(1)	50,200	925,308
Alps Alpine Co. Ltd.	285,400	2,865,500

Avantis International Small Cap Value ETF
	Shares	Value
AOKI Holdings, Inc.	4,600	$24,001
Aozora Bank Ltd.	15,300	344,498
Arata Corp.	6,900	240,514
Arcland Sakamoto Co. Ltd.	45,400	621,331
Arcs Co. Ltd.(1)	45,100	854,156
Arealink Co. Ltd.	500	5,754
Asahi Holdings, Inc.	12,800	248,582
ASAHI YUKIZAI Corp.	6,600	120,470
Asanuma Corp.	9,900	465,386
Asia Pile Holdings Corp.	1,400	5,323
Aucnet, Inc.	8,300	115,056
Awa Bank Ltd. (The)	700	14,109
Bando Chemical Industries Ltd.	9,600	71,982
Bank of the Ryukyus Ltd.	11,200	81,304
Belluna Co. Ltd.	116,900	751,818
Benesse Holdings, Inc.	87,700	1,786,301
BML, Inc.	15,800	458,301
Bunka Shutter Co. Ltd.	111,900	1,060,002
Careerlink Co. Ltd.	4,500	57,171
Carta Holdings, Inc.	3,000	61,016
Cawachi Ltd.	9,100	194,336
Central Glass Co. Ltd.	9,600	172,271
Chiba Kogyo Bank Ltd. (The)	2,000	4,718
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	20,697
Chubu Shiryo Co. Ltd.	9,200	84,224
CI Takiron Corp.	17,900	87,314
Citizen Watch Co. Ltd.	493,000	2,147,555
CMIC Holdings Co. Ltd.	1,200	16,139
CMK Corp.(2)	51,400	275,906
Cosmo Energy Holdings Co. Ltd.	135,400	3,060,429
CRE, Inc.	1,100	16,750
Credit Saison Co. Ltd.	337,300	3,796,970
CTI Engineering Co. Ltd.	2,700	53,527
Daicel Corp.	585,900	4,508,869
Daihen Corp.	9,400	353,898
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	8,600	76,373
Daiken Corp.	12,400	242,522
Daikokutenbussan Co. Ltd.	2,700	112,101
Daikyonishikawa Corp.	19,200	94,263
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,700	209,253
Daio Paper Corp.	153,800	2,284,839
Daishi Hokuetsu Financial Group, Inc.	26,300	608,327
Daishinku Corp.	38,300	360,670
Daito Pharmaceutical Co. Ltd.	900	23,631
Daiwabo Holdings Co. Ltd.	125,200	1,938,016
DCM Holdings Co. Ltd.(1)	52,100	506,334
Dear Life Co. Ltd.	18,600	83,520
Denka Co. Ltd.	179,500	5,512,919
Denyo Co. Ltd.	900	13,549
DIC Corp.	162,400	3,699,369
Digital Holdings, Inc.	15,500	203,759

Avantis International Small Cap Value ETF
	Shares	Value
Dream Incubator, Inc.(2)	3,500	$74,369
Eagle Industry Co. Ltd.	47,000	424,142
Earth Corp.	4,800	234,804
Ebara Corp.	10,800	563,665
Ebara Jitsugyo Co. Ltd.	2,600	50,497
Eco's Co. Ltd.(1)	14,100	247,683
EDION Corp.	4,800	50,041
EF-ON, Inc.	12,800	61,529
Ehime Bank Ltd. (The)	3,300	27,576
Eizo Corp.	3,500	112,467
EJ Holdings, Inc.	2,900	29,798
Electric Power Development Co. Ltd.	308,200	4,889,960
Enomoto Co. Ltd.	3,000	38,777
Exedy Corp.	46,400	675,166
EXEO Group, Inc.	185,700	3,865,599
F.C.C. Co. Ltd.	55,000	676,762
FALCO HOLDINGS Co. Ltd.	2,000	35,276
Feed One Co. Ltd.	4,700	27,820
Ferrotec Holdings Corp.	115,200	2,437,970
FIDEA Holdings Co. Ltd.	7,810	95,002
Financial Products Group Co. Ltd.	148,200	1,103,716
FJ Next Holdings Co. Ltd.	12,000	106,298
France Bed Holdings Co. Ltd.	12,600	102,351
Freebit Co. Ltd.	3,900	31,407
Fuji Co. Ltd.(1)	1,800	49,295
Fuji Corp. Ltd.	9,000	52,086
Fuji Oil Holdings, Inc.	33,200	644,070
Fuji Pharma Co. Ltd.	3,800	33,610
Fuji Seal International, Inc.	40,200	635,230
Fujibo Holdings, Inc.	4,500	141,188
Fujikura Composites, Inc.	29,100	174,658
Fujikura Ltd.(2)	458,800	2,480,673
Fukuda Corp.	800	30,056
Furukawa Battery Co. Ltd. (The)	2,700	30,447
Furukawa Co. Ltd.	16,600	192,309
Furuno Electric Co. Ltd.(1)	28,000	251,837
Furyu Corp.	600	5,435
Futaba Industrial Co. Ltd.	107,100	362,603
Fuyo General Lease Co. Ltd.	28,400	1,860,361
G-7 Holdings, Inc.	10,800	156,228
G-Tekt Corp.	14,800	187,244
Gecoss Corp.	2,200	15,800
Genky DrugStores Co. Ltd.	5,000	171,825
Geo Holdings Corp.	6,700	88,492
GLOBERIDE, Inc.	38,600	966,964
Glory Ltd.	73,500	1,333,030
GMO Financial Holdings, Inc.	56,300	400,003
Godo Steel Ltd.	5,500	63,580
Goldcrest Co. Ltd.	17,800	288,956
Good Com Asset Co. Ltd.	12,500	126,065
GS Yuasa Corp.	36,100	777,342

Avantis International Small Cap Value ETF
	Shares	Value
GSI Creos Corp.	6,900	$69,318
GungHo Online Entertainment, Inc.	73,100	1,622,448
Gunma Bank Ltd. (The)	87,400	288,923
H-One Co. Ltd.	9,400	53,057
H.U. Group Holdings, Inc.	100,600	2,662,495
H2O Retailing Corp.	20,000	149,547
Hagiwara Electric Holdings Co. Ltd.	1,300	24,714
Hakudo Co. Ltd.	8,000	185,367
Hakuto Co. Ltd.	25,700	554,043
Hamakyorex Co. Ltd.	22,200	562,450
Hanwa Co. Ltd.	82,400	2,396,796
Happinet Corp.	9,100	125,720
Hazama Ando Corp.	3,700	29,803
Heiwa Real Estate Co. Ltd.	55,100	1,970,189
Heiwado Co. Ltd.	2,400	41,832
HI-LEX Corp.	4,000	46,652
Hinokiya Group Co. Ltd.	2,200	45,153
Hirano Tecseed Co. Ltd.(1)	14,500	255,250
Hirogin Holdings, Inc.	185,600	1,093,349
Hitachi Transport System Ltd.	2,900	153,687
Hitachi Zosen Corp.	361,100	2,503,050
Hokkoku Financial Holdings, Inc.	3,200	84,500
Hokuetsu Corp.	221,600	1,381,925
Hokuhoku Financial Group, Inc.	137,600	1,119,044
Hokuto Corp.	13,500	231,592
Honeys Holdings Co. Ltd.	7,600	67,809
Hoosiers Holdings	15,500	93,188
Hosiden Corp.	3,000	30,990
Hosokawa Micron Corp.	5,800	135,693
HS Holdings Co. Ltd.	41,900	415,719
Hyakugo Bank Ltd. (The)	102,100	314,824
I-Net Corp./Kanagawa	1,400	15,975
I-PEX, Inc.	10,800	138,842
Ichigo, Inc.	6,500	15,126
Ichinen Holdings Co. Ltd.	4,300	48,883
IDEA Consultants, Inc.	200	3,148
IDOM, Inc.	184,300	1,055,684
IHI Corp.	285,500	6,607,285
Iino Kaiun Kaisha Ltd.	250,800	1,939,988
Inabata & Co. Ltd.	66,500	1,342,939
Ines Corp.	200	2,719
INFRONEER Holdings, Inc.	272,184	2,417,511
Innotech Corp.	7,400	92,308
Internet Initiative Japan, Inc.	49,900	1,603,692
Iseki & Co. Ltd.	29,800	310,665
Ishihara Sangyo Kaisha Ltd.	75,200	697,455
Itochu Enex Co. Ltd.	138,700	1,262,203
IwaiCosmo Holdings, Inc.	13,500	165,346
Iwatani Corp.	41,500	1,972,423
Iyo Bank Ltd. (The)	28,300	151,665
Izumi Co. Ltd.(1)	3,800	106,249

Avantis International Small Cap Value ETF
	Shares	Value
J Front Retailing Co. Ltd.	225,600	$1,889,584
Jaccs Co. Ltd.	48,400	1,366,896
JAFCO Group Co. Ltd.	170,200	2,560,151
JANOME Corp.	10,000	64,871
Japan Aviation Electronics Industry Ltd.	63,400	999,158
Japan Electronic Materials Corp.	24,800	431,561
Japan Investment Adviser Co. Ltd.	9,700	97,989
Japan Petroleum Exploration Co. Ltd.	71,000	1,685,319
Japan Transcity Corp.	4,400	23,160
Japan Wool Textile Co. Ltd. (The)	7,700	60,628
JDC Corp.	1,000	4,670
JGC Holdings Corp.	473,700	4,747,851
JINUSHI Co. Ltd.	17,300	270,719
JK Holdings Co. Ltd.	200	1,829
JM Holdings Co. Ltd.	6,100	94,837
Joshin Denki Co. Ltd.	30,600	558,731
JSB Co. Ltd.	2,200	61,109
JSP Corp.	2,200	30,872
JTEKT Corp.	451,900	3,898,267
Juki Corp.	55,300	318,885
Juroku Financial Group, Inc.	18,700	396,073
JVCKenwood Corp.	724,700	1,170,073
K's Holdings Corp.	72,700	787,777
Kaga Electronics Co. Ltd.	33,200	873,785
Kamei Corp.	4,700	43,044
Kanamoto Co. Ltd.	68,500	1,357,199
Kandenko Co. Ltd.	4,100	31,177
Kaneka Corp.	86,500	2,829,324
Kanematsu Corp.	149,900	1,830,096
Kanto Denka Kogyo Co. Ltd.	107,100	1,120,833
Kawai Musical Instruments Manufacturing Co. Ltd.	900	24,213
Keiyo Co. Ltd.(1)	29,300	227,415
KFC Holdings Japan Ltd.	6,900	174,606
KH Neochem Co. Ltd.	43,400	1,073,166
Kimura Chemical Plants Co. Ltd.	12,800	100,336
Kintetsu World Express, Inc.	67,500	1,769,004
Kito Corp.	1,700	25,005
Kitz Corp.	79,300	452,591
Kiyo Bank Ltd. (The)	124,600	1,597,944
Kobe Steel Ltd.	805,700	4,278,904
Kohnan Shoji Co. Ltd.(1)	25,500	810,890
Kojima Co. Ltd.(1)	23,100	110,149
Komeri Co. Ltd.	58,500	1,438,411
Konica Minolta, Inc.	315,300	1,335,799
Konoike Transport Co. Ltd.	3,700	38,696
Konoshima Chemical Co. Ltd.	3,000	45,252
Krosaki Harima Corp.	1,000	38,066
Kumagai Gumi Co. Ltd.	12,100	304,184
Kuraray Co. Ltd.	654,400	6,142,599
Kureha Corp.	33,100	2,656,257
Kurimoto Ltd.	100	1,319

Avantis International Small Cap Value ETF
	Shares	Value
Kuriyama Holdings Corp.	10,100	$76,433
KYB Corp.	44,800	1,203,367
Kyodo Printing Co. Ltd.	2,700	67,144
Kyoei Steel Ltd.	12,700	175,794
Kyokuto Kaihatsu Kogyo Co. Ltd.	30,200	381,286
Kyokuyo Co. Ltd.	2,700	76,775
Kyudenko Corp.	600	16,108
Lawson, Inc.(1)	1,800	75,052
Life Corp.	6,200	164,195
Macnica Fuji Electronics Holdings, Inc.	86,900	2,045,313
Makino Milling Machine Co. Ltd.	7,200	235,122
Maruha Nichiro Corp.	78,500	1,712,743
Maruwa Co. Ltd.	200	26,119
Maruzen Showa Unyu Co. Ltd.	2,500	69,576
Maxell Ltd.	115,400	1,188,746
Mazda Motor Corp.(2)	600	4,438
MCJ Co. Ltd.	22,800	199,620
Mebuki Financial Group, Inc.	599,900	1,406,726
Megmilk Snow Brand Co. Ltd.	50,400	887,528
Meidensha Corp.	18,300	358,236
Meiji Shipping Co. Ltd.(1)	10,300	82,748
Meiko Electronics Co. Ltd.	45,100	1,580,126
Meiwa Corp.(1)	38,200	383,072
Micronics Japan Co. Ltd.	20,200	290,927
Mie Kotsu Group Holdings, Inc.	3,500	14,118
Mikuni Corp.	22,300	76,489
MIMAKI ENGINEERING Co. Ltd.	3,000	19,270
Mimasu Semiconductor Industry Co. Ltd.	13,100	279,581
Mirait Holdings Corp.	158,100	2,686,907
Mitani Sangyo Co. Ltd.	1,200	3,601
Mitsuba Corp.(2)	65,000	217,160
Mitsubishi Materials Corp.	106,900	1,924,123
Mitsubishi Shokuhin Co. Ltd.	23,200	625,387
Mitsubishi Steel Manufacturing Co. Ltd.	18,100	202,029
Mitsuboshi Belting Ltd.	16,800	316,672
Mitsui Chemicals, Inc.	60,100	1,536,429
Mitsui Matsushima Holdings Co. Ltd.	38,000	525,996
Mitsui Mining & Smelting Co. Ltd.	145,900	4,272,340
Mitsui-Soko Holdings Co. Ltd.	55,200	1,148,970
Miyaji Engineering Group, Inc.	700	21,771
Miyazaki Bank Ltd. (The)	8,300	158,850
Mizuho Leasing Co. Ltd.	60,800	1,642,325
Mizuno Corp.	25,100	496,004
Modec, Inc.	6,000	61,370
Monex Group, Inc.	192,200	876,254
Morinaga Milk Industry Co. Ltd.	7,900	396,019
MrMax Holdings Ltd.(1)	3,100	15,451
Musashi Seimitsu Industry Co. Ltd.	28,800	449,538
Musashino Bank Ltd. (The)	27,400	452,628
Nachi-Fujikoshi Corp.	35,400	1,287,188
Nafco Co. Ltd.	7,900	114,788

Avantis International Small Cap Value ETF
	Shares	Value
Nagase & Co. Ltd.	76,800	$1,228,759
NEC Capital Solutions Ltd.	17,000	318,684
Neturen Co. Ltd.	10,700	56,012
NGK Spark Plug Co. Ltd.	238,000	4,288,913
NHK Spring Co. Ltd.	347,300	2,767,893
Nichias Corp.	84,500	1,914,204
Nichiha Corp.	15,100	340,127
Nichireki Co. Ltd.	33,200	373,502
Nihon Chouzai Co. Ltd.	400	4,846
Nihon Dempa Kogyo Co. Ltd.(2)	38,200	397,648
Nihon Flush Co. Ltd.	3,600	32,208
Nihon House Holdings Co. Ltd.	45,500	184,091
Nihon Tokushu Toryo Co. Ltd.	1,200	9,183
Nikkon Holdings Co. Ltd.	68,300	1,301,008
Nippon Carbon Co. Ltd.	200	7,133
Nippon Chemi-Con Corp.(2)	28,100	444,303
Nippon Chemical Industrial Co. Ltd.	8,000	168,546
Nippon Coke & Engineering Co. Ltd.	388,400	471,434
Nippon Denko Co. Ltd.	461,000	1,350,087
Nippon Densetsu Kogyo Co. Ltd.	20,900	289,800
Nippon Electric Glass Co. Ltd.	188,400	4,534,940
Nippon Kayaku Co. Ltd.	83,600	828,067
Nippon Kodoshi Corp.	800	14,629
Nippon Koei Co. Ltd.	10,400	278,079
Nippon Light Metal Holdings Co. Ltd.	125,410	2,009,660
Nippon Paper Industries Co. Ltd.	222,000	2,119,035
Nippon Seiki Co. Ltd.	2,100	17,797
Nippon Seisen Co. Ltd.	3,000	114,965
Nippon Shokubai Co. Ltd.	48,200	2,350,390
Nippon Steel Trading Corp.	24,200	1,147,948
Nippon Suisan Kaisha Ltd.	498,300	2,359,636
Nippon Thompson Co. Ltd.	93,600	443,226
Nippon Yakin Kogyo Co. Ltd.	25,710	632,522
Nipro Corp.	234,400	2,238,521
Nishi-Nippon Financial Holdings, Inc.	153,400	1,096,292
Nishimatsu Construction Co. Ltd.	61,700	2,052,482
Nishimatsuya Chain Co. Ltd.(1)	1,000	12,472
Nishio Rent All Co. Ltd.	52,400	1,310,021
Nissha Co. Ltd.	96,100	1,104,666
Nisshinbo Holdings, Inc.(1)	282,000	2,489,189
Nissin Electric Co. Ltd.	5,100	64,902
Nittetsu Mining Co. Ltd.	7,600	440,055
Nitto Kogyo Corp.	21,400	300,853
Nittoc Construction Co. Ltd.	100	643
Nojima Corp.	53,200	1,181,625
NOK Corp.	145,100	1,518,933
Nomura Micro Science Co. Ltd.(1)	2,700	86,479
Noritz Corp.	41,100	553,076
North Pacific Bank Ltd.	239,300	527,444
NS United Kaiun Kaisha Ltd.(1)	30,500	1,114,694
NTN Corp.(2)	813,000	1,537,811

Avantis International Small Cap Value ETF
	Shares	Value
Ogaki Kyoritsu Bank Ltd. (The)	16,800	$296,729
Okamoto Machine Tool Works Ltd.	1,700	62,217
Okamura Corp.	31,400	323,543
Oki Electric Industry Co. Ltd.	51,300	377,981
Okumura Corp.	80,100	2,262,165
Okuwa Co. Ltd.	16,900	143,149
Olympic Group Corp.	4,100	24,572
Onoken Co. Ltd.	28,300	400,569
Organo Corp.	10,200	726,015
Orient Corp.	715,800	786,545
Oriental Shiraishi Corp.(2)	34,200	74,726
Osaka Soda Co. Ltd.	30,800	842,734
Pacific Industrial Co. Ltd.	124,300	1,101,946
Pasco Corp.	500	5,785
Pasona Group, Inc.	28,200	620,490
Penta-Ocean Construction Co. Ltd.	102,900	541,656
Press Kogyo Co. Ltd.	251,100	817,322
Pressance Corp.	10,100	158,328
Proto Corp.	8,100	81,518
PS Mitsubishi Construction Co. Ltd.	16,200	85,690
Raiznext Corp.	16,500	163,371
Relia, Inc.	29,600	272,119
Rengo Co. Ltd.(1)	428,500	3,207,231
Resorttrust, Inc.	144,900	2,446,816
Restar Holdings Corp.	15,400	266,118
Ricoh Leasing Co. Ltd.	31,600	1,022,542
Riken Corp.	2,500	54,682
Riken Technos Corp.	14,500	58,865
Rokko Butter Co. Ltd.	1,500	20,522
Roland DG Corp.	20,000	529,245
Ryobi Ltd.	15,500	147,548
Ryoden Corp.	1,700	26,544
Ryosan Co. Ltd.	3,000	61,248
Sakai Chemical Industry Co. Ltd.	30,000	517,487
Sakura Internet, Inc.	500	2,246
Sala Corp.	12,500	72,653
San-Ai Oil Co. Ltd.	12,700	105,589
San-In Godo Bank Ltd. (The)	73,900	435,470
Sanei Architecture Planning Co. Ltd.	3,600	51,019
Sankyu, Inc.	44,800	1,553,343
Sanoh Industrial Co. Ltd.	14,500	88,971
Sanwa Holdings Corp.	283,200	3,164,961
Sanyo Chemical Industries Ltd.	18,600	830,987
Sanyo Denki Co. Ltd.	5,400	239,320
Sanyo Special Steel Co. Ltd.	28,000	518,738
SBS Holdings, Inc.	26,700	775,658
Scroll Corp.	30,400	242,832
Seed Co. Ltd.	5,000	22,595
Seikitokyu Kogyo Co. Ltd.	6,400	45,656
Seiko Epson Corp.	29,600	455,261
Seiko Holdings Corp.	47,900	1,001,012

Avantis International Small Cap Value ETF
	Shares	Value
Seino Holdings Co. Ltd.	13,800	$144,365
SEMITEC Corp.	2,200	141,399
Senko Group Holdings Co. Ltd.	208,600	1,713,511
Senshu Electric Co. Ltd.	9,500	512,608
Senshu Ikeda Holdings, Inc.	128,800	208,248
Seven Bank Ltd.	12,600	26,898
Shibaura Electronics Co. Ltd.	5,400	313,673
Shibaura Mechatronics Corp.	2,100	143,603
Shibuya Corp.	1,000	21,517
Shinagawa Refractories Co. Ltd.	1,700	57,097
Shindengen Electric Manufacturing Co. Ltd.(2)	6,300	162,106
Shinmaywa Industries Ltd.	115,400	937,801
Shinnihon Corp.	3,900	25,453
Shinoken Group Co. Ltd.	12,300	110,843
Shinsei Bank Ltd.	40,800	764,674
Siix Corp.	36,100	353,007
Sinko Industries Ltd.	3,300	49,947
SK-Electronics Co. Ltd.	200	1,518
SKY Perfect JSAT Holdings, Inc.	361,300	1,358,643
Sodick Co. Ltd.	39,500	267,673
Soken Chemical & Engineering Co. Ltd.	1,300	18,877
St-Care Holding Corp.	12,200	89,714
Star Micronics Co. Ltd.	66,700	850,929
Starts Corp., Inc.	61,700	1,394,422
Starzen Co. Ltd.	10,700	197,699
Stella Chemifa Corp.	4,400	92,660
Studio Alice Co. Ltd.	8,400	159,308
Sumida Corp.	36,800	290,868
Sumitomo Bakelite Co. Ltd.	7,300	304,547
Sumitomo Forestry Co. Ltd.	3,800	73,277
Sumitomo Heavy Industries Ltd.	232,100	5,623,962
Sumitomo Mitsui Construction Co. Ltd.	72,800	279,677
Sumitomo Osaka Cement Co. Ltd.	81,700	2,426,987
Sumitomo Riko Co. Ltd.	57,500	314,570
Sumitomo Rubber Industries Ltd.	333,800	3,229,912
Sumitomo Seika Chemicals Co. Ltd.	6,700	190,680
Sun Frontier Fudousan Co. Ltd.	55,500	521,844
Sun-Wa Technos Corp.	1,700	19,995
Suncall Corp.	18,200	79,935
Suruga Bank Ltd.(1)	419,600	1,645,499
Suzuken Co. Ltd.	91,200	2,939,932
Suzuki Co. Ltd.	6,700	47,757
SWCC Showa Holdings Co. Ltd.	37,600	620,503
T RAD Co. Ltd.	4,600	98,316
Tadano Ltd.	24,300	207,486
Taihei Dengyo Kaisha Ltd.	9,700	221,019
Taiheiyo Cement Corp.	272,500	5,239,739
Taiho Kogyo Co. Ltd.	22,800	144,920
Taiyo Yuden Co. Ltd.	19,300	872,585
Takamiya Co. Ltd.	1,600	5,378
Takaoka Toko Co. Ltd.	5,500	69,754

Avantis International Small Cap Value ETF
	Shares	Value
Takara Leben Co. Ltd.	170,200	$465,295
Takara Standard Co. Ltd.	25,900	307,631
Takasago International Corp.	12,700	305,185
Takashimaya Co. Ltd.(1)	48,600	474,380
Takeuchi Manufacturing Co. Ltd.(1)	32,300	722,082
Tama Home Co. Ltd.	43,900	884,294
Tanseisha Co. Ltd.	13,900	88,811
Teijin Ltd.	357,100	4,295,875
Toa Corp. (Tokyo)(1)	43,700	983,538
Toagosei Co. Ltd.	22,900	217,837
Toda Corp.	82,600	551,578
Toho Zinc Co. Ltd.(1)	13,600	324,845
TOKAI Holdings Corp.	179,500	1,428,625
Tokai Rika Co. Ltd.	1,800	23,889
Tokuyama Corp.	108,700	1,675,011
Tokyo Electron Device Ltd.	9,900	465,929
Tokyo Rope Manufacturing Co. Ltd.(2)	10,400	78,923
Tokyo Steel Manufacturing Co. Ltd.	139,400	1,363,861
Tokyo Tatemono Co. Ltd.	287,600	4,408,773
Tokyo Tekko Co. Ltd.	800	9,424
Tokyu Construction Co. Ltd.	189,400	1,173,942
Tokyu Fudosan Holdings Corp.	96,900	537,546
Tomoku Co. Ltd.	200	2,961
TOMONY Holdings, Inc.	8,700	26,089
Tomy Co. Ltd.	113,200	1,238,002
Topre Corp.	72,800	755,009
Tosei Corp.	1,200	11,436
Toshiba TEC Corp.	9,000	382,971
Towa Bank Ltd. (The)	11,900	59,946
Towa Corp.	34,400	708,059
Toyo Construction Co. Ltd.	131,500	685,206
Toyo Engineering Corp.(2)	38,200	184,834
Toyo Ink SC Holdings Co. Ltd.	56,700	950,399
Toyo Seikan Group Holdings Ltd.	299,600	4,002,772
Toyo Tire Corp.	185,600	2,459,963
Toyobo Co. Ltd.	196,200	2,123,729
Toyoda Gosei Co. Ltd.	85,500	1,627,199
Toyota Boshoku Corp.	77,300	1,414,586
TPR Co. Ltd.	21,500	260,227
Transcosmos, Inc.	17,700	489,529
TRE Holdings Corp.	40	600
TS Tech Co. Ltd.	32,300	435,840
Tsubakimoto Chain Co.	51,600	1,475,667
Tsugami Corp.	65,200	722,879
Tsuzuki Denki Co. Ltd.	200	2,475
TV Asahi Holdings Corp.	7,500	102,508
UACJ Corp.(2)	70,000	1,434,971
Ube Industries Ltd.	216,400	3,988,647
Uchida Yoko Co. Ltd.	8,600	357,246
Uniden Holdings Corp.	1,700	54,342
Unipres Corp.	33,200	222,674

Avantis International Small Cap Value ETF
	Shares	Value
United Super Markets Holdings, Inc.(1)	33,900	$313,127
Unitika Ltd.(2)	43,200	113,176
Univance Corp.	29,200	149,986
Valor Holdings Co. Ltd.	64,200	1,243,365
VT Holdings Co. Ltd.	3,000	12,877
Wakachiku Construction Co. Ltd.	8,100	139,001
Wakita & Co. Ltd.	38,200	330,474
Warabeya Nichiyo Holdings Co. Ltd.(1)	13,200	210,158
World Holdings Co. Ltd.	4,100	76,887
Xebio Holdings Co. Ltd.	28,800	241,191
YAMABIKO Corp.	73,900	855,859
Yamaguchi Financial Group, Inc.	129,900	801,969
Yamaichi Electronics Co. Ltd.	7,700	130,186
Yamato Corp.	700	4,408
Yamazen Corp.	88,000	788,737
Yaoko Co. Ltd.	1,100	63,026
Yellow Hat Ltd.	4,700	66,731
Yodogawa Steel Works Ltd.	28,800	691,700
Yokogawa Bridge Holdings Corp.	39,900	728,859
Yokohama Rubber Co. Ltd. (The)	219,600	3,078,876
Yokorei Co. Ltd.	51,800	393,799
Yorozu Corp.	4,500	35,304
Yotai Refractories Co. Ltd.	2,400	26,231
Yuasa Trading Co. Ltd.	21,600	561,857
Yurtec Corp.	1,000	6,419
Zeon Corp.	218,900	2,568,940
		378,232,564
Netherlands — 2.1%
AerCap Holdings NV(2)	159,883	8,702,432
AMG Advanced Metallurgical Group NV	35,728	1,415,289
Arcadis NV	1,042	47,623
ASR Nederland NV	186,854	8,076,012
Basic-Fit NV(2)	529	24,139
Boskalis Westminster	88,425	2,553,631
Brunel International NV	10,585	125,944
Flow Traders	15,246	523,305
ForFarmers NV	33,946	138,474
Heijmans NV, CVA	66,887	1,022,403
Koninklijke BAM Groep NV(2)	621,956	1,749,805
OCI NV(2)	96,423	2,733,228
PostNL NV	499,514	2,008,288
SIF Holding NV(1)	285	3,523
Sligro Food Group NV(2)	3,129	79,807
TKH Group NV, CVA	36,328	2,012,272
		31,216,175
New Zealand — 0.5%
Air New Zealand Ltd.(1)(2)	3,847,305	3,905,343
Heartland Group Holdings Ltd.	49,395	76,082
Kathmandu Holdings Ltd.	977,511	871,024
New Zealand Refining Co. Ltd. (The)(2)	201,543	136,572
Oceania Healthcare Ltd.	3,296,338	2,352,601

Avantis International Small Cap Value ETF
	Shares	Value
SKYCITY Entertainment Group Ltd.	281,714	$566,145
Tourism Holdings Ltd.(2)	2,943	5,233
		7,913,000
Norway — 2.3%
2020 Bulkers Ltd.	29,870	388,735
ABG Sundal Collier Holding ASA	411,801	397,073
Belships ASA	85,938	173,121
Bonheur ASA	6,255	247,645
Borregaard ASA	7,633	168,782
BW Energy Ltd.(2)	102,506	271,343
BW LPG Ltd.	274,233	1,634,212
BW Offshore Ltd.	408,698	1,298,722
DNO ASA	1,524,847	1,934,480
FLEX LNG Ltd.	127,943	3,209,993
Frontline Ltd.(1)(2)	28,307	266,369
Golden Ocean Group Ltd.	235,488	3,050,417
Hunter Group ASA(2)	85,606	29,940
IDEX Biometrics ASA(1)(2)	220,333	49,425
Kid ASA	52,924	601,398
Kitron ASA(1)	53,807	127,297
Komplett Bank ASA	54,615	40,374
Kongsberg Automotive ASA(1)(2)	2,153,879	665,701
MPC Container Ships AS	534,655	1,685,795
Odfjell Drilling Ltd.(2)	241,262	613,890
OKEA ASA(2)	8,500	28,271
Panoro Energy ASA(2)	43,740	134,002
PGS ASA(1)(2)	2,538,665	708,475
Protector Forsikring ASA	56,838	718,037
Rana Gruber ASA	3,713	23,566
SpareBank 1 Nord Norge	264,961	3,241,841
SpareBank 1 SMN	178,334	2,946,957
Sparebanken Vest	58,146	691,310
Stolt-Nielsen Ltd.	56,657	1,014,808
Subsea 7 SA	730,993	5,017,364
TGS ASA	48,177	544,608
Wallenius Wilhelmsen ASA(2)	314,286	2,372,592
XXL ASA	175,157	236,914
		34,533,457
Portugal — 0.2%
CTT-Correios de Portugal SA	528,140	2,558,364
Mota-Engil SGPS SA(1)(2)	18,767	25,558
NOS SGPS SA(1)	155,072	597,011
Sonae SGPS SA	12,843	13,979
		3,194,912
Singapore — 1.6%
Aztech Global Ltd.	45,500	31,366
Banyan Tree Holdings Ltd.(2)	67,500	14,965
Boustead Singapore Ltd.	125,900	89,832
BRC Asia Ltd.	7,900	9,740

Avantis International Small Cap Value ETF
	Shares	Value
China Sunsine Chemical Holdings Ltd.	1,435,600	$514,544
First Resources Ltd.	44,100	60,105
Food Empire Holdings Ltd.	57,400	22,123
Frencken Group Ltd.	3,500	4,201
Golden Agri-Resources Ltd.	27,674,100	5,851,509
Hong Leong Asia Ltd.	422,700	236,450
Hour Glass Ltd. (The)	250,400	370,370
Hutchison Port Holdings Trust, U Shares	17,969,600	4,518,043
Indofood Agri Resources Ltd.(2)	191,900	47,768
InnoTek Ltd.	91,000	46,005
ISDN Holdings Ltd.	1,848,800	887,856
Japfa Ltd.(1)	2,413,400	1,055,293
Jiutian Chemical Group Ltd.(1)	5,487,900	333,982
Medtecs International Corp. Ltd.(1)	1,705,300	301,509
Mewah International, Inc.	120,500	38,393
OUE Ltd.(1)	102,800	99,759
QAF Ltd.	46,100	29,103
Riverstone Holdings Ltd.	596,800	343,252
Singapore Post Ltd.	1,404,500	655,420
Singapore Press Holdings Ltd.(1)	2,679,100	4,613,704
Tuan Sing Holdings Ltd.(1)	1,619,900	490,613
UG Healthcare Corp. Ltd.(1)	356,100	65,778
Yanlord Land Group Ltd.	2,933,400	2,612,972
		23,344,655
Spain — 1.8%
Acerinox SA	303,966	3,864,531
Almirall SA	1,988	26,021
Atresmedia Corp. de Medios de Comunicacion SA	16,601	71,757
Banco de Sabadell SA(2)	7,962,541	6,885,003
Bankinter SA	860,137	4,884,147
Construcciones y Auxiliar de Ferrocarriles SA	47,478	1,657,916
Deoleo SA(1)(2)	254,650	83,278
Ercros SA(2)	129,180	465,027
Fomento de Construcciones y Contratas SA	424	4,821
Gestamp Automocion SA	436,888	1,791,825
Grupo Catalana Occidente SA	8,585	276,733
Mediaset Espana Comunicacion SA(2)	352,792	1,809,836
Miquel y Costas & Miquel SA	129	1,810
Neinor Homes SA(2)	5,865	78,186
Prosegur Cia de Seguridad SA	418,059	993,213
Sacyr SA	292,459	684,375
Solaria Energia y Medio Ambiente SA(2)	129,445	2,393,613
Unicaja Banco SA	677,006	638,285
Zardoya Otis SA	50,683	397,923
		27,008,300
Sweden — 5.9%
Arise AB(2)	7,802	36,275
Arjo AB, B Shares	10,539	90,405
Avanza Bank Holding AB	51,942	1,469,310
Bahnhof AB, B Shares	33,644	114,726
Bilia AB, A Shares	260,762	3,386,218

Avantis International Small Cap Value ETF
	Shares	Value
BillerudKorsnas AB	201,275	$2,823,236
Biotage AB	61,962	1,117,250
Bonava AB, B Shares	203,112	1,451,588
Boozt AB(1)(2)	300	4,874
Bure Equity AB	160,532	5,093,708
Byggmax Group AB	73,172	510,338
Catena Media plc(1)(2)	252,660	1,166,122
Cibus Nordic Real Estate AB	91,825	2,306,564
Clas Ohlson AB, B Shares	183,213	2,052,230
Collector AB(2)	199,016	664,739
Corem Property Group AB	461,097	1,150,891
Dios Fastigheter AB	247,273	2,551,301
Electrolux Professional AB, B Shares(2)	253,303	1,467,417
Eolus Vind AB, B Shares(1)	20,025	170,607
Ferronordic AB	14,279	166,024
G5 Entertainment AB(1)	19,001	451,338
GARO AB	27,869	436,078
Granges AB	45,781	489,387
Haldex AB(1)(2)	602	2,517
Hexatronic Group AB	32,265	1,166,018
Hoist Finance AB(1)(2)	150,437	390,435
Hufvudstaden AB, A Shares	139,427	1,848,634
International Petroleum Corp.(2)	148,741	1,066,711
JM AB	174,790	5,412,744
Karo Pharma AB(2)	10,739	66,352
Kopparbergs Bryggeri AB, B Shares	12,361	218,319
Loomis AB	203,334	5,734,743
Maha Energy AB(1)(2)	53,973	75,893
Mekonomen AB(2)	80,465	992,612
Millicom International Cellular SA, SDR(1)(2)	196,880	4,567,170
Mycronic AB	119,495	2,264,959
NCC AB, B Shares	236,345	3,313,259
Net Insight AB, B Shares(2)	363,549	148,751
New Wave Group AB, B Shares	105,597	1,596,703
Nobia AB	306,228	1,344,077
Nolato AB, B Shares	189,811	1,783,457
Nordic Entertainment Group AB, B Shares(2)	36,189	1,228,940
NP3 Fastigheter AB	231	6,272
Nyfosa AB	221,794	3,100,567
Pandox AB(2)	180,317	2,632,436
Paradox Interactive AB(1)	109,048	2,330,811
Peab AB, Class B	385,276	3,720,193
RaySearch Laboratories AB(1)(2)	37,992	189,875
Resurs Holding AB	395,099	1,132,988
Saab AB, B Shares	186,899	5,603,900
Scandi Standard AB	245,999	888,817
SkiStar AB	11,325	167,950
Tethys Oil AB	93,267	665,140
Transtema Group AB(2)	14,063	48,072
Troax Group AB	5,590	147,827
Wihlborgs Fastigheter AB	255,402	5,044,335
		88,072,103

Avantis International Small Cap Value ETF
	Shares	Value
Switzerland — 4.5%
ALSO Holding AG(2)	13,021	$3,474,190
Arbonia AG	220,971	4,900,561
Ascom Holding AG(1)(2)	11,223	127,351
Autoneum Holding AG(2)	17,465	2,913,215
Bell Food Group AG	2,868	856,006
Bobst Group SA(2)	34,129	3,105,370
Bossard Holding AG, Class A	357	99,597
Bucher Industries AG	2,032	897,180
Burckhardt Compression Holding AG	11,560	5,674,944
Bystronic AG	206	239,090
Cembra Money Bank AG	32,803	2,250,740
Coltene Holding AG(2)	5,166	597,294
dormakaba Holding AG	1,790	989,296
EFG International AG(2)	302,377	2,306,647
Forbo Holding AG	548	937,082
GAM Holding AG(2)	271,875	337,916
Gurit Holding AG	974	1,600,999
Huber + Suhner AG	39,365	3,795,225
Implenia AG(2)	43,418	1,083,491
Leonteq AG	42,019	2,874,496
Liechtensteinische Landesbank AG	5,325	321,084
Mobimo Holding AG	11,480	3,853,175
OC Oerlikon Corp. AG	555,400	4,944,872
Orior AG	14,049	1,284,817
Rieter Holding AG(2)	4,895	865,460
Sensirion Holding AG(2)	12,669	1,435,910
St Galler Kantonalbank AG	3,004	1,470,415
Sulzer AG	182	15,324
Swiss Steel Holding AG(1)(2)	2,110,389	673,677
Swissquote Group Holding SA	31,390	5,445,695
TX Group AG(2)	304	47,767
V-ZUG Holding AG(2)	862	98,868
Valiant Holding AG	38,655	4,015,822
Valora Holding AG(2)	3,685	730,895
Zehnder Group AG	34,190	2,957,173
		67,221,644
United Kingdom — 15.8%
AG Barr plc	9,204	63,848
Anglo Asian Mining plc	128,174	180,464
Anglo Pacific Group plc	24,995	47,371
AO World plc(1)(2)	86,869	111,029
ASOS plc(2)	31,115	815,920
Aston Martin Lagonda Global Holdings plc(2)	78,458	1,064,435
Atalaya Mining plc	101,544	592,786
Bank of Georgia Group plc	58,705	1,039,768
Bellway plc	137,511	5,289,299
Berkeley Group Holdings plc	122,686	6,380,445
Biffa plc	315,522	1,377,378
Bodycote plc	98,764	986,631
Brewin Dolphin Holdings plc	277,061	1,092,408

Avantis International Small Cap Value ETF
	Shares	Value
Britvic plc	322,547	$3,699,568
Burford Capital Ltd.	46,206	449,035
Capricorn Energy plc(1)(2)	1,159,571	3,433,091
Centamin plc	2,030,185	2,694,745
Central Asia Metals plc	314,499	882,307
Close Brothers Group plc	280,053	4,375,420
CMC Markets plc	182,951	571,881
Coats Group plc	2,335,071	1,902,962
Computacenter plc	121,090	4,432,356
ContourGlobal plc	141,399	356,964
Crest Nicholson Holdings plc	486,745	1,997,727
CVS Group plc	31,443	707,090
De La Rue plc(2)	42,121	63,738
Devro plc	257,352	700,949
Direct Line Insurance Group plc	2,229,497	8,845,403
Diversified Energy Co. plc	101,761	160,321
Drax Group plc	697,154	6,577,478
Dunelm Group plc	109,071	1,757,092
Electrocomponents plc	5,045	66,550
EnQuest plc(2)	93,497	27,130
Evraz plc	378,257	1,046,221
Ferrexpo plc	556,838	1,263,041
Firstgroup plc(1)(2)	1,048,829	1,403,308
Forterra plc	159,868	516,996
Frasers Group plc(2)	369,029	3,120,737
Go-Ahead Group plc (The)(2)	52,670	466,549
Golar LNG Ltd.(2)	74,051	1,288,487
Grafton Group plc	395,206	5,675,211
Greggs plc	75,894	2,609,571
Gulf Keystone Petroleum Ltd.	189,744	496,955
Gym Group plc (The)(2)	62,654	177,034
Halfords Group plc	281,664	1,046,558
Harbour Energy plc(2)	425,980	2,255,810
Hays plc	403,219	733,779
Hill & Smith Holdings plc	36,105	683,472
Hochschild Mining plc	560,610	869,155
Howden Joinery Group plc	978,943	11,135,480
Hunting plc	102,211	318,540
Ibstock plc	602,920	1,434,963
IG Group Holdings plc	618,687	6,465,560
Inchcape plc	627,298	6,274,422
Indivior plc(2)	809,253	3,045,069
IntegraFin Holdings plc	291,402	1,674,054
International Personal Finance plc	40,468	60,566
Investec plc	851,665	4,619,166
IP Group plc	1,692,290	2,102,909
J Sainsbury plc	1,875,406	6,916,722
Jadestone Energy plc	2,050	2,622
JET2 plc(2)	201	3,429
Johnson Matthey plc	236,151	5,934,357
Jubilee Metals Group plc(2)	1,208,121	259,274

Avantis International Small Cap Value ETF
	Shares	Value
Jupiter Fund Management plc	40,633	$115,869
Just Group plc(2)	902,416	1,013,171
Keller Group plc	119,504	1,264,592
Lookers plc(2)	152,366	177,707
Luceco plc	6,947	22,928
Luxfer Holdings plc	22,684	395,155
M&G plc	3,421,161	9,418,030
Marks & Spencer Group plc(2)	3,970,832	9,255,026
Marshall Motor Holdings plc	6,340	33,038
Marston's plc(2)	22,700	23,541
Mediclinic International plc(2)	302,688	1,334,242
Mitchells & Butlers plc(2)	5,974	18,911
Mitie Group plc	304,782	227,807
Molten Ventures plc(2)	187,571	1,707,941
Morgan Sindall Group plc	54,782	1,694,281
N Brown Group plc(2)	144,686	72,141
Ninety One plc	372,074	1,231,533
OSB Group plc	291,531	1,948,167
Pagegroup plc	393,527	2,990,439
Pan African Resources plc	1,386,497	403,721
Paragon Banking Group plc	259,561	1,747,631
PayPoint plc	30,469	244,213
Petropavlovsk plc(1)(2)	2,033	216
Playtech plc(2)	33,653	299,711
Plus500 Ltd.	171,040	3,191,610
Provident Financial plc(2)	581,319	2,243,725
PZ Cussons plc	337,497	950,037
QinetiQ Group plc	2,496	9,709
Quilter plc	872,922	1,518,145
Rathbones Group plc	55,090	1,213,761
Reach plc	420,906	1,285,669
Redde Northgate plc	430,003	2,182,346
Redrow plc	361,641	2,756,973
Rhi Magnesita NV	44,743	1,663,205
Royal Mail plc	1,262,610	6,635,716
Senior plc(2)	432,114	809,597
Serica Energy plc	32,343	120,255
SIG plc(2)	129,023	66,540
Sirius Real Estate Ltd.	8,611	14,434
Speedy Hire plc	986,334	691,588
Spire Healthcare Group plc(2)	355,168	1,104,973
St. James's Place plc	382,404	7,169,287
SThree plc	228,752	1,358,714
Superdry plc(2)	125,409	329,253
Tate & Lyle plc	805,627	8,087,272
TBC Bank Group plc	36,588	588,823
Ted Baker plc(2)	137,644	188,306
TI Fluid Systems plc	186,623	543,636
Travis Perkins plc	397,652	7,719,442
Tremor International Ltd.(2)	2,204	17,298
Vertu Motors plc	308,689	248,853

Avantis International Small Cap Value ETF
	Shares	Value
Victoria plc(2)	16,297	$158,207
Victrex plc	27,550	713,422
Virgin Money UK plc	1,479,425	3,661,340
Vistry Group plc	335,064	4,506,892
Vivo Energy plc	720,295	1,296,174
Watkin Jones plc	135,402	440,015
Weir Group plc (The)	197	4,153
Wickes Group plc	327,456	797,955
Yellow Cake plc(2)	260,184	1,223,554
		237,794,496
United States†
Cazoo Group Ltd.(2)	376	1,327
TOTAL COMMON STOCKS (Cost $1,492,189,665)		1,498,221,384
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	35,053	66,265
RIGHTS†
Italy†
Banca Popolare di Sondrio SpA(2) (Cost $—)	1,218,714	13,665
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,532,356	2,532,356
State Street Navigator Securities Lending Government Money Market Portfolio(3)	18,437,566	18,437,566
TOTAL SHORT-TERM INVESTMENTS (Cost $20,969,922)		20,969,922
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $1,513,159,587)		1,519,271,236
OTHER ASSETS AND LIABILITIES — (1.2)%		(18,189,224)
TOTAL NET ASSETS — 100.0%		$1,501,082,012

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.1%
Materials	21.6%
Financials	16.1%
Consumer Discretionary	12.9%
Energy	7.6%
Consumer Staples	4.9%
Information Technology	3.6%
Real Estate	3.5%
Communication Services	3.3%
Health Care	1.8%
Utilities	1.4%
Short-Term Investments	1.4%
Other Assets and Liabilities	(1.2)%

Avantis International Small Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $52,290,922. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $55,172,940, which includes securities collateral of $36,735,374.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Value ETF
Assets
Investment securities, at value (cost of $1,034,941,270 and $84,268,477, respectively) — including $47,232,071 and $1,488,922, respectively of securities on loan	$1,079,967,272	$82,547,229
Investment made with cash collateral received for securities on loan, at value (cost of $9,853,035 and $804,318, respectively)	9,853,035	804,318
Total investment securities, at value (cost of $1,044,794,305 and $85,072,795, respectively)	1,089,820,307	83,351,547
Foreign currency holdings, at value (cost of $1,658,401 and $61,534, respectively)	1,657,592	61,508
Receivable for investments sold	671,556	—
Receivable for capital shares sold	6,028,630	1,973,324
Dividends and interest receivable	3,060,578	209,327
Securities lending receivable	75,777	2,029
	1,101,314,440	85,597,735

Liabilities
Payable for collateral received for securities on loan	9,853,035	804,318
Payable for investments purchased	9,705,310	1,890,427
Accrued management fees	273,534	21,209
Accrued foreign taxes	2,350,757	—
	22,182,636	2,715,954

Net Assets	$1,079,131,804	$82,881,781

Shares outstanding (unlimited number of shares authorized)	17,900,000	1,680,000

Net Asset Value Per Share	$60.29	$49.33

Net Assets Consist of:
Capital paid in	$1,051,312,024	$84,518,313
Distributable earnings	27,819,780	(1,636,532)
	$1,079,131,804	$82,881,781

See Notes to Financial Statements.

FEBRUARY 28, 2022 (UNAUDITED)
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Assets
Investment securities, at value (cost of $1,173,901,189 and $24,244,935, respectively) — including $53,831,648 and $—, respectively of securities on loan	$1,275,369,639	$23,900,930
Investment made with cash collateral received for securities on loan, at value (cost of $24,533,304 and $—, respectively)	24,533,304	—
Total investment securities, at value (cost of $1,198,434,493 and $24,244,935, respectively)	1,299,902,943	23,900,930
Foreign currency holdings, at value (cost of $75,800 and $1,034, respectively)	76,065	1,036
Receivable for investments sold	491,382	42,973
Receivable for capital shares sold	6,000,550	—
Dividends and interest receivable	2,727,134	52,637
Securities lending receivable	24,801	—
	1,309,222,875	23,997,576

Liabilities
Payable for collateral received for securities on loan	24,533,304	—
Payable for investments purchased	6,344,505	42,974
Accrued management fees	229,226	4,673
	31,107,035	47,647

Net Assets	$1,278,115,840	$23,949,929

Shares outstanding (unlimited number of shares authorized)	21,300,000	480,000

Net Asset Value Per Share	$60.01	$49.90

Net Assets Consist of:
Capital paid in	$1,185,775,456	$24,371,506
Distributable earnings	92,340,384	(421,577)
	$1,278,115,840	$23,949,929

See Notes to Financial Statements.

FEBRUARY 28, 2022 (UNAUDITED)
Avantis International Small Cap Value ETF
Assets
Investment securities, at value (cost of $1,494,722,021) — including $52,290,922 of securities on loan	$1,500,833,670
Investment made with cash collateral received for securities on loan, at value (cost of $18,437,566)	18,437,566
Total investment securities, at value (cost of $1,513,159,587)	1,519,271,236
Foreign currency holdings, at value (cost of $14,584)	14,576
Receivable for investments sold	2,138,003
Receivable for capital shares sold	5,615,010
Dividends and interest receivable	2,517,945
Securities lending receivable	57,859
1,529,614,629

Liabilities
Payable for collateral received for securities on loan	18,437,566
Payable for investments purchased	9,695,514
Accrued management fees	399,537
28,532,617

Net Assets	$1,501,082,012

Shares outstanding (unlimited number of shares authorized)	24,060,000

Net Asset Value Per Share	$62.39

Net Assets Consist of:
Capital paid in	$1,461,035,386
Distributable earnings	40,046,626
$1,501,082,012

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (EXCEPT AS NOTED) (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Value ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,335,849 and $73,949, respectively)	$11,137,336	$431,114
Securities lending, net	235,513	4,189
Interest	307	42
	11,373,156	435,345

Expenses:
Management fees	1,570,373	64,523
Other expenses	2,783	135
	1,573,156	64,658

Net investment income (loss)	9,800,000	370,687

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $84 and $—, respectively) (Note 4)	(5,695,133)	(21,645)
Futures contract transactions	—	559
Foreign currency translation transactions	(136,381)	(22,392)
	(5,831,514)	(43,478)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $999,124 and $—, respectively)	(86,575,156)	(1,721,248)
Translation of assets and liabilities in foreign currencies	(32,233)	(2,485)
	(86,607,389)	(1,723,733)

Net realized and unrealized gain (loss)	(92,438,903)	(1,767,211)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(82,638,903)	$(1,396,524)
(1)September 28, 2021 (fund inception) through February 28, 2022.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (EXCEPT AS NOTED) (UNAUDITED)
	Avantis International Equity ETF	Avantis International Large Cap Value ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,096,377 and $12,084, respectively)	$11,668,519	$126,757
Securities lending, net	218,521	—
Interest	276	4
	11,887,316	126,761

Expenses:
Management fees	1,291,603	14,337
Other expenses	5,275	—
	1,296,878	14,337

Net investment income (loss)	10,590,438	112,424

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	(4,599,633)	(131,671)
Foreign currency translation transactions	(2,187)	2,463
	(4,601,820)	(129,208)

Change in net unrealized appreciation (depreciation) on:
Investments	(76,185,785)	(344,005)
Translation of assets and liabilities in foreign currencies	(14,899)	7
	(76,200,684)	(343,998)

Net realized and unrealized gain (loss)	(80,802,504)	(473,206)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(70,212,066)	$(360,782)
(1)September 28, 2021 (fund inception) through February 28, 2022.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Avantis International Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,310,663)	$12,355,426
Securities lending, net	398,367
Interest	265
12,754,058

Expenses:
Management fees	2,187,178
Other expenses	1,450
2,188,628

Net investment income (loss)	10,565,430

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	45,888,074
Foreign currency translation transactions	(302,584)
45,585,490

Change in net unrealized appreciation (depreciation) on:
Investments	(114,107,701)
Translation of assets and liabilities in foreign currencies	(6,232)
(114,113,933)

Net realized and unrealized gain (loss)	(68,528,443)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(57,963,013)

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (EXCEPT AS NOTED) (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Avantis Emerging Markets Equity ETF		Avantis Emerging Markets Value ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022(1)
Operations
Net investment income (loss)	$9,800,000	$13,439,376	$370,687
Net realized gain (loss)	(5,831,514)	(3,459,576)	(43,478)
Change in net unrealized appreciation (depreciation)	(86,607,389)	100,142,245	(1,723,733)
Net increase (decrease) in net assets resulting from operations	(82,638,903)	110,122,045	(1,396,524)

Distributions to Shareholders
From earnings	(18,261,810)	(9,558,420)	(240,008)

Capital Share Transactions
Proceeds from shares sold	314,816,896	521,084,968	84,404,471
Payments for shares redeemed	—	(2,598,710)	—
Other capital	389,106	330,894	113,842
Net increase (decrease) in net assets from capital share transactions	315,206,002	518,817,152	84,518,313

Net increase (decrease) in net assets	214,305,289	619,380,777	82,881,781

Net Assets
Beginning of period	864,826,515	245,445,738	—
End of period	$1,079,131,804	$864,826,515	$82,881,781

Transactions in Shares of the Funds
Sold	4,950,000	8,300,000	1,680,000
Redeemed	—	(50,000)	—
Net increase (decrease) in shares of the funds	4,950,000	8,250,000	1,680,000
(1)September 28, 2021 (fund inception) through February 28, 2022.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2022 (EXCEPT AS NOTED) (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Avantis International Equity ETF		Avantis International Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022(1)
Operations
Net investment income (loss)	$10,590,438	$15,824,875	$112,424
Net realized gain (loss)	(4,601,820)	(1,072,621)	(129,208)
Change in net unrealized appreciation (depreciation)	(76,200,684)	131,587,282	(343,998)
Net increase (decrease) in net assets resulting from operations	(70,212,066)	146,339,536	(360,782)

Distributions to Shareholders
From earnings	(15,209,610)	(14,039,130)	(60,795)

Capital Share Transactions
Proceeds from shares sold	365,661,137	529,082,577	24,365,591
Payments for shares redeemed	—	(5,592,990)	—
Other capital	332,674	409,617	5,915
Net increase (decrease) in net assets from capital share transactions	365,993,811	523,899,204	24,371,506

Net increase (decrease) in net assets	280,572,135	656,199,610	23,949,929

Net Assets
Beginning of period	997,543,705	341,344,095	—
End of period	$1,278,115,840	$997,543,705	$23,949,929

Transactions in Shares of the Funds
Sold	5,800,000	8,800,000	480,000
Redeemed	—	(100,000)	—
Net increase (decrease) in shares of the funds	5,800,000	8,700,000	480,000
(1)September 28, 2021 (fund inception) through February 28, 2022.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Avantis International Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$10,565,430	$13,754,952
Net realized gain (loss)	45,585,490	30,382,503
Change in net unrealized appreciation (depreciation)	(114,113,933)	104,166,255
Net increase (decrease) in net assets resulting from operations	(57,963,013)	148,303,710

Distributions to Shareholders
From earnings	(17,533,467)	(12,987,087)

Capital Share Transactions
Proceeds from shares sold	666,254,476	737,021,098
Payments for shares redeemed	(146,625,879)	(90,624,702)
Other capital	247,068	165,125
Net increase (decrease) in net assets from capital share transactions	519,875,665	646,561,521

Net increase (decrease) in net assets	444,379,185	781,878,144

Net Assets
Beginning of period	1,056,702,827	274,824,683
End of period	$1,501,082,012	$1,056,702,827

Transactions in Shares of the Funds
Sold	10,380,000	11,760,000
Redeemed	(2,310,000)	(1,470,000)
Net increase (decrease) in shares of the funds	8,070,000	10,290,000

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Equity ETF, Avantis International Large Cap Value ETF and Avantis International Small Cap Value ETF (collectively, the funds) are five funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Emerging Markets Value ETF and Avantis International Large Cap Value ETF incepted on September 28, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity ETF
Common Stocks	$9,853,035	—	—	—	$9,853,035
Gross amount of recognized liabilities for securities lending transactions					$9,853,035

Avantis Emerging Markets Value ETF
Common Stocks	$804,318	—	—	—	$804,318
Gross amount of recognized liabilities for securities lending transactions					$804,318

Avantis International Equity ETF
Common Stocks	$24,529,959	—	—	—	$24,529,959
Warrants	3,345	—	—	—	3,345
Total Borrowings	$24,533,304	—	—	—	$24,533,304
Gross amount of recognized liabilities for securities lending transactions					$24,533,304

Avantis International Small Cap Value ETF
Common Stocks	$18,406,128	—	—	—	$18,406,128
Warrants	31,438	—	—	—	31,438
Total Borrowings	$18,437,566	—	—	—	$18,437,566
Gross amount of recognized liabilities for securities lending transactions					$18,437,566
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, the percentage of the shares of each fund as follows:

Avantis Emerging Markets Equity ETF	7%
Avantis International Equity ETF	6%

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis Emerging Markets Value ETF	0.36%
Avantis International Equity ETF	0.23%
Avantis International Large Cap Value ETF	0.25%
Avantis International Small Cap Value ETF	0.36%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2022 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Value ETF(1)	Avantis International Equity ETF	Avantis International Large Cap Value ETF(1)	Avantis International Small Cap Value ETF
Purchases	$299,487,401	$81,721,257	$314,845,342	$7,036,990	$424,126,816
Sales	$7,518,730	$100,260	$39,487,345	$1,862,878	$90,337,747
(1)September 28, 2021 (fund inception) through February 28, 2022.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2022 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$13,414,221	—	—
Avantis Emerging Markets Value ETF(1)	$2,703,014	—	—
Avantis International Equity ETF	$89,377,111	—	—
Avantis International Large Cap Value ETF(1)	$19,188,907	—	—
Avantis International Small Cap Value ETF	$331,929,111	$145,740,372	$58,124,059
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)September 28, 2021 (fund inception) through February 28, 2022.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.
Avantis Emerging Markets Equity ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$31,345,300	$30,321,664	—
Chile	1,368,002	4,231,037	—
China	62,983,673	247,513,989	—
Colombia	1,061,950	1,333,662	—
India	15,313,175	146,567,317	—
Indonesia	2,094,704	18,080,762	—
Mexico	7,807,692	17,458,579	—
Peru	2,708,130	—	—
Philippines	370,691	9,502,394	—
Russia	241,287	7,521,726	—
South Africa	8,879,941	37,893,390	—
South Korea	10,185,807	140,861,920	—
Taiwan	36,839,742	166,828,532	—
Turkey	188,109	4,471,953	—
Other Countries	—	63,985,869	—
Warrants	—	47,946	—
Rights	—	11,808	—
Corporate Bonds	—	1,607	—
Short-Term Investments	11,797,949	—	—
	$193,186,152	$896,634,155	—

Avantis Emerging Markets Value ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,959,187	$1,994,124	—
Chile	70,775	369,310	—
China	2,581,749	20,994,813	—
India	740,632	11,558,102	—
Indonesia	476,192	1,143,228	—
Mexico	352,639	1,590,722	—
Philippines	10,557	760,512	—
South Africa	1,280,591	2,343,746	—
South Korea	1,580,827	10,472,909	—
Taiwan	275,947	15,603,956	—
Turkey	15,884	307,842	—
Other Countries	—	5,031,099	—
Warrants	—	2,595	—
Rights	—	—	—
Short-Term Investments	833,609	—	—
	$11,178,589	$72,172,958	—

Avantis International Equity ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$13,701,763	$76,060,740	—
Belgium	2,218,873	9,778,009	—
Canada	172,037	140,046,039	—
Denmark	9,702,710	18,361,002	—
Finland	955,697	11,082,674	—
France	19,819,748	95,873,345	—
Germany	4,510,316	86,639,882	—
Hong Kong	629,702	31,399,896	—
Israel	2,486,237	10,246,156	—
Italy	2,514,449	26,023,824	—
Japan	27,383,024	237,872,133	—
Netherlands	18,416,784	27,825,970	—
Norway	2,101,019	9,519,157	—
Singapore	880,152	15,204,072	—
Spain	6,539,418	19,522,712	—
Sweden	1,781,378	42,768,958	—
Switzerland	17,274,901	88,435,029	—
United Kingdom	69,135,910	110,793,338	—
Other Countries	—	17,342,325	—
Warrants	—	6,923	—
Rights	—	5,320	—
Short-Term Investments	24,871,321	—	—
	$225,095,439	$1,074,807,504	—

Avantis International Large Cap Value ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$588,756	$1,117,965	—
Denmark	120,451	55,271	—
Finland	73,530	161,966	—
France	450,448	1,664,382	—
Germany	153,585	2,155,603	—
Hong Kong	6,046	575,492	—
Israel	16,082	157,746	—
Italy	144,258	537,292	—
Japan	892,752	3,930,568	—
Netherlands	231,976	128,847	—
Norway	117,944	130,707	—
Spain	367,652	296,873	—
Sweden	28,926	415,683	—
Switzerland	441,201	1,305,666	—
United Kingdom	1,890,501	2,191,372	—
Other Countries	—	3,538,157	—
Short-Term Investments	13,232	—	—
	$5,537,340	$18,363,590	—

Avantis International Small Cap Value ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,878,125	$1,487,343,259	—
Warrants	—	66,265	—
Rights	—	13,665	—
Short-Term Investments	20,969,922	—	—
	$31,848,047	$1,487,423,189	—

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, Avantis Emerging Markets Value ETF participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the funds did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the period September 28, 2021 (fund inception) through February 28, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Emerging Markets Value ETF
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$559	Change in net unrealized appreciation (depreciation) on futures contracts	—

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value ETF invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF	Avantis International Large Cap Value ETF	Avantis International Small Cap Value ETF
Federal tax cost of investments	$1,045,145,589	$85,073,630	$1,199,234,582	$24,254,253	$1,513,546,366
Gross tax appreciation of investments	$149,212,641	$4,087,187	$148,324,059	$902,206	$115,123,071
Gross tax depreciation of investments	(104,537,923)	(5,809,270)	(47,655,698)	(1,255,529)	(109,398,201)
Net tax appreciation (depreciation) of investments	$44,674,718	$(1,722,083)	$100,668,361	$(353,323)	$5,724,870

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2021, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity ETF	$(5,131,240)	$(1,041,261)
Avantis International Equity ETF	$(3,053,566)	$(1,096,124)
Avantis International Small Cap Value ETF	$(6,421,355)	$(110,519)

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2022(4)	$66.78	0.65	(5.96)	(5.31)	(1.21)	0.03	$60.29	(7.97)%	0.33%(5)	2.06%(5)	1%	$1,079,132
2021	$52.22	1.51	14.10	15.61	(1.09)	0.04	$66.78	30.08%	0.33%	2.34%	5%	$864,827
2020(6)	$50.00	1.35	1.40	2.75	(0.54)	0.01	$52.22	5.57%	0.33%(5)	2.95%(5)	8%	$245,446

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)September 17, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Value ETF
2022(4)	$50.00	0.44	(0.92)	(0.48)	(0.32)	0.13	$49.33	(0.71)%	0.36%(5)	2.07%(5)	0%	$82,882

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 28, 2021 (fund inception) through February 28, 2022 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2022(4)	$64.36	0.59	(4.10)	(3.51)	(0.86)	0.02	$60.01	(5.47)%	0.23%(5)	1.89%(5)	4%	$1,278,116
2021	$50.20	1.50	13.86	15.36	(1.24)	0.04	$64.36	30.86%	0.23%	2.51%	7%	$997,544
2020(6)	$50.00	1.12	(0.38)	0.74	(0.55)	0.01	$50.20	1.52%	0.23%(5)	2.57%(5)	8%	$341,344

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Large Cap Value ETF
2022(4)	$50.00	0.42	(0.25)	0.17	(0.29)	0.02	$49.90	0.38%	0.25%(5)	1.96%(5)	13%	$23,950

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 28, 2021 (fund inception) through February 28, 2022 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2022(4)	$66.09	0.56	(3.35)	(2.79)	(0.92)	0.01	$62.39	(4.19)%	0.36%(5)	1.74%(5)	7%	$1,501,082
2021	$48.21	1.45	17.69	19.14	(1.28)	0.02	$66.09	39.98%	0.36%	2.37%	21%	$1,056,703
2020(6)	$50.00	0.93	(2.25)	(1.32)	(0.50)	0.03	$48.21	(2.58)%	0.36%(5)	2.20%(5)	32%	$274,825

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Approval of Management Agreement
Avantis Emerging Markets Value ETF
Avantis International Large Cap Value ETF
At a meeting held on June 3, 2021, the Funds’ Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Emerging Markets Value ETF and Avantis International Large Cap Value ETF (collectively the "New Funds"). Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.
In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Funds;
•the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;
•each New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning each New Fund compared to the cost of owning similar funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of each of the New Funds were anticipated to be below the median of the total expense ratios of their respective peer universe.

When considering the approval of the management agreement for the New Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97507 2204

Semiannual Report

February 28, 2022

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Short-Term Fixed Income ETF (AVSF)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.
Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 28, 2022

Avantis Core Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	61.7%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	19.7%
U.S. Government Agency Securities	2.8%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	10.0%
Other Assets and Liabilities	(19.1)%

3

Fund Characteristics

FEBRUARY 28, 2022

Avantis Core Municipal Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Municipal Securities	98.9%
Short-Term Investments	0.7%
Other Assets and Liabilities	0.4%

Top Five States and Territories	% of net assets
California	17.0%
New York	13.1%
Texas	7.8%
Georgia	4.8%
Florida	4.6%

Top Five Sectors	% of fund investments
Special Tax	22%
General Obligation (GO) - Local	15%
General Obligation (GO) - State	14%
Public Power	8%
Water & Sewer	7%

4

Fund Characteristics

FEBRUARY 28, 2022

Avantis Short-Term Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	64.4%
U.S. Treasury Securities and Equivalents	30.0%
U.S. Government Agency Securities	4.3%
Sovereign Governments and Agencies	0.2%
Other Assets and Liabilities	1.1%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Avantis Core Fixed Income ETF
Actual	$1,000	$951.00	$0.73	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis Core Municipal Fixed Income ETF
Actual	$1,000	$966.90	$0.73	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis Short-Term Fixed Income ETF
Actual	$1,000	$973.10	$0.73	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Core Fixed Income ETF
	Principal Amount	Value
CORPORATE BONDS — 61.7%
Aerospace and Defense — 2.1%
Boeing Co. (The), 2.20%, 2/4/26	$75,000	$73,219
Boeing Co. (The), 2.80%, 3/1/27	25,000	24,714
Boeing Co. (The), 2.95%, 2/1/30	250,000	239,614
Boeing Co. (The), 5.15%, 5/1/30	225,000	248,676
General Dynamics Corp., 3.625%, 4/1/30	307,000	327,046
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	400,000	410,904
Lockheed Martin Corp., 3.55%, 1/15/26	260,000	274,028
Northrop Grumman Corp., 3.25%, 1/15/28	70,000	71,592
Precision Castparts Corp., 3.25%, 6/15/25	393,000	407,358
Raytheon Technologies Corp., 3.50%, 3/15/27	65,000	68,070
Textron, Inc., 4.00%, 3/15/26	85,000	89,379
Textron, Inc., 2.45%, 3/15/31	420,000	393,909
		2,628,509
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 3.90%, 4/1/25	548,000	577,215
Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	113,169
Southwest Airlines Co., 2.625%, 2/10/30	111,000	105,782
		218,951
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	180,000	179,504
Automobiles — 0.9%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	100,000	95,876
American Honda Finance Corp., MTN, 2.35%, 1/8/27	330,000	329,722
General Motors Co., 4.20%, 10/1/27	250,000	263,707
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	46,173
Toyota Motor Credit Corp., MTN, 2.15%, 2/13/30	100,000	96,221
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	200,000	209,570
Toyota Motor Credit Corp., MTN, 1.65%, 1/10/31	163,000	149,178
		1,190,447
Banks — 6.3%
African Development Bank, 0.75%, 4/3/23	110,000	109,460
Asian Development Bank, 2.625%, 1/30/24	50,000	51,092
Asian Development Bank, MTN, 0.625%, 10/8/24	50,000	48,715
Asian Development Bank, MTN, 0.375%, 9/3/25	350,000	333,312
Asian Development Bank, MTN, 2.375%, 8/10/27	40,000	41,059
Asian Infrastructure Investment Bank (The), 0.25%, 9/29/23	150,000	147,400
Asian Infrastructure Investment Bank (The), 0.50%, 5/28/25	225,000	215,948
Bank of Montreal, MTN, Series E, 3.30%, 2/5/24	70,000	71,731
Bank of Nova Scotia (The), 3.40%, 2/11/24	163,000	167,235
Citizens Financial Group, Inc., 2.50%, 2/6/30	200,000	191,818
Council Of Europe Development Bank, 0.25%, 10/20/23	25,000	24,527
Council Of Europe Development Bank, 2.50%, 2/27/24	20,000	20,397
European Bank for Reconstruction & Development, MTN, 2.125%, 3/7/22	25,000	25,005
7

Avantis Core Fixed Income ETF
	Principal Amount	Value
European Investment Bank, 0.625%, 7/25/25	$170,000	$163,711
European Investment Bank, 4.875%, 2/15/36	30,000	39,822
European Investment Bank, MTN, 3.125%, 12/14/23	100,000	103,007
Fifth Third Bancorp, 3.65%, 1/25/24	243,000	249,944
Fifth Third Bancorp, 2.55%, 5/5/27	325,000	324,996
Inter-American Development Bank, 3.00%, 10/4/23	100,000	102,543
Inter-American Development Bank, 2.00%, 7/23/26	350,000	352,731
Inter-American Development Bank, 2.375%, 7/7/27	255,000	261,408
Inter-American Development Bank, 3.125%, 9/18/28	200,000	214,632
Inter-American Development Bank, MTN, 1.125%, 1/13/31	200,000	186,370
International Bank for Reconstruction & Development, 1.75%, 4/19/23	50,000	50,301
International Bank for Reconstruction & Development, 0.875%, 7/15/26	125,000	120,480
International Bank for Reconstruction & Development, 0.75%, 11/24/27	225,000	210,822
International Bank for Reconstruction & Development, 0.875%, 5/14/30	155,000	142,749
International Finance Corp., MTN, 2.875%, 7/31/23	50,000	51,076
JPMorgan Chase & Co., 5.50%, 10/15/40	125,000	154,902
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	100,000	100,447
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	250,000	252,332
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	265,000	267,712
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	75,000	76,263
PNC Financial Services Group, Inc. (The), 3.15%, 5/19/27	937,000	972,357
Santander Holdings USA, Inc., 3.45%, 6/2/25	110,000	111,879
Santander Holdings USA, Inc., 4.40%, 7/13/27	260,000	274,083
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	250,000	258,105
Toronto-Dominion Bank (The), MTN, 0.75%, 1/6/26	150,000	141,380
Truist Financial Corp., MTN, 3.70%, 6/5/25	200,000	208,592
US Bancorp, MTN, 3.95%, 11/17/25	410,000	436,141
US Bancorp, MTN, 1.375%, 7/22/30	200,000	179,068
Wells Fargo & Co., MTN, 3.55%, 9/29/25	285,000	294,977
Westpac Banking Corp., 3.40%, 1/25/28	165,000	172,722
		7,923,251
Beverages — 1.9%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	125,000	133,268
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	250,000	382,380
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	75,000	80,121
Coca-Cola Co. (The), 3.45%, 3/25/30	85,000	89,959
Coca-Cola Co. (The), 1.375%, 3/15/31	265,000	238,525
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	60,073
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	525,000	530,806
Molson Coors Beverage Co., 3.00%, 7/15/26	256,000	260,540
PepsiCo, Inc., 3.00%, 10/15/27	445,000	459,926
PepsiCo, Inc., 1.625%, 5/1/30	70,000	65,347
PepsiCo, Inc., 1.40%, 2/25/31	61,000	54,993
		2,355,938
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	50,000	50,700
AbbVie, Inc., 4.50%, 5/14/35	535,000	595,352
		646,052
8

Avantis Core Fixed Income ETF
	Principal Amount	Value
Capital Markets — 3.4%
Ameriprise Financial, Inc., 2.875%, 9/15/26	$325,000	$333,009
BlackRock, Inc., 3.25%, 4/30/29	1,020,000	1,069,980
Brookfield Finance, Inc., 3.90%, 1/25/28	535,000	562,322
Charles Schwab Corp. (The), 3.20%, 3/2/27	100,000	103,854
Charles Schwab Corp. (The), 2.75%, 10/1/29	366,000	366,176
Charles Schwab Corp. (The), 1.65%, 3/11/31	575,000	522,905
Credit Suisse USA, Inc., 7.125%, 7/15/32	150,000	199,286
Franklin Resources, Inc., 1.60%, 10/30/30	619,000	554,242
Lazard Group LLC, 4.375%, 3/11/29	418,000	444,689
Morgan Stanley, 7.25%, 4/1/32	100,000	135,067
S&P Global, Inc., 2.95%, 1/22/27	75,000	76,915
		4,368,445
Chemicals — 2.3%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	320,000	313,482
Eastman Chemical Co., 3.80%, 3/15/25	300,000	310,657
EI du Pont de Nemours and Co., 2.30%, 7/15/30	350,000	338,291
Linde, Inc., 3.20%, 1/30/26	80,000	83,160
Mosaic Co. (The), 4.05%, 11/15/27	25,000	26,455
Mosaic Co. (The), 5.45%, 11/15/33	500,000	590,380
Nutrien Ltd., 2.95%, 5/13/30	150,000	149,426
PPG Industries, Inc., 1.20%, 3/15/26	200,000	191,021
RPM International, Inc., 4.55%, 3/1/29	456,000	496,278
Westlake Corp., 3.60%, 8/15/26	120,000	124,719
Westlake Corp., 3.375%, 6/15/30	290,000	295,666
		2,919,535
Commercial Services and Supplies†
Waste Management, Inc., 1.15%, 3/15/28	50,000	45,911
Construction and Engineering — 0.3%
Quanta Services, Inc., 2.90%, 10/1/30	425,000	407,916
Consumer Finance — 0.3%
Synchrony Financial, 3.95%, 12/1/27	120,000	123,728
Synchrony Financial, 5.15%, 3/19/29	285,000	310,281
		434,009
Containers and Packaging — 0.4%
WRKCo, Inc., 4.90%, 3/15/29	400,000	442,456
Diversified Financial Services — 0.6%
Equitable Holdings, Inc., 4.35%, 4/20/28	404,000	432,922
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	300,000	316,109
		749,031
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 6.15%, 9/15/34	296,000	365,222
Telefonica Europe BV, 8.25%, 9/15/30	290,000	391,510
Verizon Communications, Inc., 5.25%, 3/16/37	315,000	375,917
		1,132,649
Electric Utilities — 4.1%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	120,000	126,567
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	104,067
DTE Electric Co., 2.25%, 3/1/30	250,000	240,682
DTE Electric Co., Series C, 2.625%, 3/1/31	110,000	108,352
9

Avantis Core Fixed Income ETF
	Principal Amount	Value
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	$227,000	$269,548
Duke Energy Florida LLC, 3.80%, 7/15/28	40,000	42,313
Duke Energy Ohio, Inc., 2.125%, 6/1/30	210,000	198,024
Entergy Arkansas LLC, 4.00%, 6/1/28	153,000	163,048
Entergy Louisiana LLC, 2.40%, 10/1/26	200,000	198,480
Entergy Louisiana LLC, 3.05%, 6/1/31	255,000	255,600
Florida Power & Light Co., 3.125%, 12/1/25	65,000	66,980
IPALCO Enterprises, Inc., 4.25%, 5/1/30	594,000	618,891
MidAmerican Energy Co., 6.75%, 12/30/31	100,000	131,890
PacifiCorp, 2.70%, 9/15/30	90,000	88,770
PPL Electric Utilities Corp., 6.25%, 5/15/39	425,000	566,367
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	210,000	215,450
Puget Energy, Inc., 4.10%, 6/15/30	335,000	347,777
Southwestern Electric Power Co., Series M, 4.10%, 9/15/28	510,000	540,892
Union Electric Co., 2.95%, 3/15/30	612,000	619,001
Wisconsin Power and Light Co., 3.00%, 7/1/29	315,000	318,132
		5,220,831
Electronic Equipment, Instruments and Components — 1.2%
Flex Ltd., 3.75%, 2/1/26	50,000	51,659
Flex Ltd., 4.875%, 5/12/30	515,000	562,725
Jabil, Inc., 3.00%, 1/15/31	440,000	420,226
Trimble, Inc., 4.90%, 6/15/28	303,000	326,797
Tyco Electronics Group SA, 3.125%, 8/15/27	100,000	102,462
		1,463,869
Energy Equipment and Services — 0.5%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	200,000	206,334
Schlumberger Investment SA, 2.65%, 6/26/30	459,000	446,157
		652,491
Equity Real Estate Investment Trusts (REITs) — 5.0%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	471,000	494,568
American Homes 4 Rent LP, 4.25%, 2/15/28	234,000	247,373
American Tower Corp., 3.60%, 1/15/28	210,000	215,633
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	640,000	659,687
Boston Properties LP, 3.65%, 2/1/26	125,000	129,537
Boston Properties LP, 3.25%, 1/30/31	350,000	349,735
Brixmor Operating Partnership LP, 3.65%, 6/15/24	163,000	167,942
Brixmor Operating Partnership LP, 3.90%, 3/15/27	145,000	151,077
Camden Property Trust, 2.80%, 5/15/30	65,000	64,388
Corporate Office Properties LP, 2.25%, 3/15/26	319,000	313,925
Digital Realty Trust LP, 3.60%, 7/1/29	400,000	412,600
Equinix, Inc., 1.25%, 7/15/25	100,000	95,342
Highwoods Realty LP, 4.125%, 3/15/28	105,000	111,657
Highwoods Realty LP, 2.60%, 2/1/31	329,000	313,157
Kimco Realty Corp., 1.90%, 3/1/28	50,000	47,312
Prologis LP, 3.25%, 10/1/26	400,000	416,199
Prologis LP, 2.25%, 4/15/30	200,000	191,875
Public Storage, 1.85%, 5/1/28	250,000	238,944
Public Storage, 2.30%, 5/1/31	800,000	771,278
Realty Income Corp., 3.65%, 1/15/28	160,000	166,897
Realty Income Corp., 2.85%, 12/15/32	20,000	19,477
10

Avantis Core Fixed Income ETF
	Principal Amount	Value
UDR, Inc., MTN, 2.10%, 8/1/32	$355,000	$319,717
Ventas Realty LP, 3.00%, 1/15/30	20,000	19,813
Ventas Realty LP, 4.75%, 11/15/30	360,000	402,593
		6,320,726
Food and Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	58,000	60,192
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	375,000	379,356
Walmart, Inc., 3.55%, 6/26/25	350,000	367,784
		807,332
Food Products — 1.8%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	675,000	700,809
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	120,000	122,715
Campbell Soup Co., 4.15%, 3/15/28	493,000	527,939
General Mills, Inc., 3.20%, 2/10/27	325,000	334,805
General Mills, Inc., 4.20%, 4/17/28	25,000	26,969
Ingredion, Inc., 2.90%, 6/1/30	175,000	173,342
Mondelez International, Inc., 1.50%, 2/4/31	419,000	374,018
		2,260,597
Gas Utilities — 0.2%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	48,792
Southern California Gas Co., 2.55%, 2/1/30	174,000	169,558
		218,350
Health Care Equipment and Supplies — 0.4%
Edwards Lifesciences Corp., 4.30%, 6/15/28	487,000	528,297
Health Care Providers and Services — 1.2%
Cigna Corp., 3.20%, 3/15/40	300,000	277,650
CVS Health Corp., 2.875%, 6/1/26	25,000	25,316
CVS Health Corp., 1.875%, 2/28/31	188,000	171,072
HCA, Inc., 4.50%, 2/15/27	25,000	26,516
HCA, Inc., 4.125%, 6/15/29	460,000	482,656
UnitedHealth Group, Inc., 3.45%, 1/15/27	540,000	568,151
		1,551,361
Hotels, Restaurants and Leisure — 0.4%
Expedia Group, Inc., 3.25%, 2/15/30	250,000	246,895
Hyatt Hotels Corp., 4.85%, 3/15/26	60,000	63,816
Starbucks Corp., 4.00%, 11/15/28	225,000	241,305
		552,016
Household Durables — 0.1%
Whirlpool Corp., 4.00%, 3/1/24	139,000	144,739
Industrial Conglomerates — 0.7%
3M Co., MTN, 5.70%, 3/15/37	580,000	740,148
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	126,044
		866,192
Insurance — 1.0%
Chubb INA Holdings, Inc., 3.15%, 3/15/25	150,000	154,452
Chubb INA Holdings, Inc., 1.375%, 9/15/30	310,000	277,772
MetLife, Inc., 3.60%, 11/13/25	510,000	534,106
Prudential plc, 3.125%, 4/14/30	300,000	304,558
		1,270,888
Interactive Media and Services — 0.3%
Alphabet, Inc., 0.80%, 8/15/27	247,000	228,906
11

Avantis Core Fixed Income ETF
	Principal Amount	Value
Alphabet, Inc., 1.10%, 8/15/30	$100,000	$90,372
		319,278
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 5.20%, 12/3/25	200,000	220,725
Amazon.com, Inc., 1.20%, 6/3/27	150,000	142,751
		363,476
IT Services — 0.9%
International Business Machines Corp., 1.95%, 5/15/30	184,000	172,953
Leidos, Inc., 4.375%, 5/15/30	340,000	361,515
Visa, Inc., 2.75%, 9/15/27	190,000	194,858
Western Union Co. (The), 6.20%, 11/17/36	324,000	370,825
		1,100,151
Leisure Products — 0.2%
Hasbro, Inc., 3.50%, 9/15/27	286,000	294,323
Machinery — 1.7%
ABB Finance USA, Inc., 3.80%, 4/3/28	106,000	112,991
Caterpillar Financial Services Corp., MTN, 3.65%, 12/7/23	140,000	144,940
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	100,000	93,959
John Deere Capital Corp., 1.45%, 1/15/31	140,000	127,575
John Deere Capital Corp., MTN, 3.05%, 1/6/28	468,000	485,742
Kennametal, Inc., 4.625%, 6/15/28	108,000	116,580
Oshkosh Corp., 4.60%, 5/15/28	606,000	652,155
Parker-Hannifin Corp., MTN, 4.20%, 11/21/34	375,000	404,507
		2,138,449
Media — 1.1%
Comcast Corp., 2.65%, 2/1/30	168,000	164,780
Comcast Corp., 4.25%, 10/15/30	250,000	275,287
Interpublic Group of Cos., Inc. (The), 4.75%, 3/30/30	150,000	166,565
Paramount Global, 4.95%, 1/15/31	420,000	455,584
Walt Disney Co. (The), 2.00%, 9/1/29	320,000	305,868
		1,368,084
Metals and Mining — 0.3%
Kinross Gold Corp., 4.50%, 7/15/27	95,000	101,806
Steel Dynamics, Inc., 3.25%, 1/15/31	340,000	339,831
		441,637
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.25%, 6/1/28	100,000	106,865
San Diego Gas & Electric Co., 1.70%, 10/1/30	367,000	333,575
		440,440
Multiline Retail — 0.8%
Dollar Tree, Inc., 4.20%, 5/15/28	75,000	80,158
Target Corp., 2.65%, 9/15/30	870,000	874,347
		954,505
Oil, Gas and Consumable Fuels — 6.1%
Boardwalk Pipelines LP, 4.80%, 5/3/29	200,000	214,271
BP Capital Markets America, Inc., 3.63%, 4/6/30	210,000	218,881
BP Capital Markets plc, 3.28%, 9/19/27	90,000	92,626
Burlington Resources LLC, 7.40%, 12/1/31	30,000	41,778
Canadian Natural Resources Ltd., 2.95%, 7/15/30	563,000	558,982
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	104,000	113,499
Chevron Corp., 1.55%, 5/11/25	220,000	216,789
12

Avantis Core Fixed Income ETF
	Principal Amount	Value
Chevron USA, Inc., 3.85%, 1/15/28	$618,000	$666,188
Enbridge, Inc., 3.125%, 11/15/29	320,000	320,105
Enterprise Products Operating LLC, 3.35%, 3/15/23	220,000	222,843
Enterprise Products Operating LLC, 3.70%, 2/15/26	80,000	83,588
Equinor ASA, 3.70%, 3/1/24	70,000	72,450
Equinor ASA, 2.875%, 4/6/25	175,000	178,265
Exxon Mobil Corp., 3.04%, 3/1/26	275,000	284,682
Exxon Mobil Corp., 2.44%, 8/16/29	340,000	334,651
Exxon Mobil Corp., 2.61%, 10/15/30	312,000	309,967
Kinder Morgan, Inc., 5.30%, 12/1/34	380,000	426,645
Marathon Petroleum Corp., 4.70%, 5/1/25	40,000	42,504
MPLX LP, 2.65%, 8/15/30	249,000	234,861
Phillips 66, 3.90%, 3/15/28	540,000	567,696
Pioneer Natural Resources Co., 1.90%, 8/15/30	575,000	522,808
Shell International Finance BV, 3.25%, 5/11/25	230,000	238,719
Shell International Finance BV, 2.50%, 9/12/26	185,000	187,391
Shell International Finance BV, 2.75%, 4/6/30	200,000	199,534
TotalEnergies Capital International SA, 2.43%, 1/10/25	147,000	148,899
TransCanada PipeLines Ltd., 4.25%, 5/15/28	140,000	149,122
Valero Energy Corp., 6.625%, 6/15/37	175,000	225,037
Valero Energy Partners LP, 4.50%, 3/15/28	293,000	311,869
Williams Cos., Inc. (The), 4.00%, 9/15/25	530,000	552,407
		7,737,057
Pharmaceuticals — 3.6%
Astrazeneca Finance LLC, 2.25%, 5/28/31	350,000	336,580
AstraZeneca plc, 4.00%, 1/17/29	383,000	414,776
Bristol-Myers Squibb Co., 3.25%, 2/27/27	279,000	292,481
Bristol-Myers Squibb Co., 3.45%, 11/15/27	165,000	175,345
Bristol-Myers Squibb Co., 1.45%, 11/13/30	226,000	204,921
Eli Lilly & Co., 3.375%, 3/15/29	238,000	251,426
Johnson & Johnson, 0.55%, 9/1/25	40,000	38,151
Johnson & Johnson, 2.90%, 1/15/28	440,000	453,606
Johnson & Johnson, 3.625%, 3/3/37	100,000	108,154
Merck & Co., Inc., 0.75%, 2/24/26	220,000	209,752
Merck & Co., Inc., 3.40%, 3/7/29	350,000	369,254
Mylan, Inc., 4.55%, 4/15/28	202,000	215,507
Novartis Capital Corp., 3.10%, 5/17/27	285,000	295,152
Novartis Capital Corp., 2.20%, 8/14/30	175,000	169,960
Royalty Pharma plc, 2.20%, 9/2/30	500,000	454,105
Sanofi, 3.625%, 6/19/28	558,000	602,759
		4,591,929
Road and Rail — 0.1%
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	129,337
Semiconductors and Semiconductor Equipment — 2.6%
Broadcom, Inc., 4.11%, 9/15/28	185,000	194,564
Broadcom, Inc., 2.60%, 2/15/33(1)	425,000	388,288
Intel Corp., 4.60%, 3/25/40	398,000	451,504
Lam Research Corp., 3.75%, 3/15/26	200,000	211,731
Marvell Technology, Inc., 2.95%, 4/15/31	425,000	409,723
Micron Technology, Inc., 4.19%, 2/15/27	75,000	79,319
NVIDIA Corp., 2.85%, 4/1/30	674,000	683,323
13

Avantis Core Fixed Income ETF
	Principal Amount	Value
NVIDIA Corp., 2.00%, 6/15/31	$200,000	$188,281
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	360,000	409,674
QUALCOMM, Inc., 3.25%, 5/20/27	310,000	323,424
		3,339,831
Software — 1.3%
Adobe, Inc., 2.30%, 2/1/30	408,000	397,178
Autodesk, Inc., 2.85%, 1/15/30	500,000	488,631
Microsoft Corp., 2.875%, 2/6/24	150,000	153,679
Oracle Corp., 3.25%, 5/15/30	320,000	315,816
VMware, Inc., 4.70%, 5/15/30	250,000	274,748
		1,630,052
Specialty Retail — 1.6%
AutoNation, Inc., 3.80%, 11/15/27	66,000	68,434
AutoNation, Inc., 4.75%, 6/1/30	390,000	420,651
Home Depot, Inc. (The), 2.80%, 9/14/27	210,000	214,494
Home Depot, Inc. (The), 2.95%, 6/15/29	325,000	332,770
Home Depot, Inc. (The), 3.30%, 4/15/40	275,000	275,620
O'Reilly Automotive, Inc., 4.35%, 6/1/28	145,000	156,561
TJX Cos., Inc. (The), 1.15%, 5/15/28	550,000	509,311
		1,977,841
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc., 3.25%, 2/23/26	390,000	407,443
Apple, Inc., 3.20%, 5/11/27	570,000	596,758
Apple, Inc., 3.00%, 11/13/27	100,000	104,064
Apple, Inc., 2.20%, 9/11/29	30,000	29,486
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	464,000	555,670
HP, Inc., 3.40%, 6/17/30	460,000	464,906
		2,158,327
Trading Companies and Distributors — 0.3%
Air Lease Corp., 3.625%, 12/1/27	363,000	368,015
Transportation Infrastructure — 0.4%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	596,025	567,366
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 3.75%, 4/15/27	210,000	218,189
TOTAL CORPORATE BONDS (Cost $81,653,680)		78,215,795
U.S. TREASURY SECURITIES — 24.8%
U.S. Treasury Bonds, 1.125%, 8/15/40	1,136,000	941,549
U.S. Treasury Bonds, 4.75%, 2/15/41	598,600	835,819
U.S. Treasury Bonds, 2.25%, 5/15/41	1,335,000	1,331,193
U.S. Treasury Bonds, 2.00%, 11/15/41	2,545,000	2,437,235
U.S. Treasury Bonds, 2.50%, 2/15/45	315,000	325,299
U.S. Treasury Bonds, 2.875%, 8/15/45	1,442,700	1,591,929
U.S. Treasury Notes, 2.875%, 9/30/23	2,503,900	2,563,661
U.S. Treasury Notes, 0.125%, 12/15/23	1,502,500	1,468,224
U.S. Treasury Notes, 1.375%, 1/31/25	2,290,000	2,273,720
U.S. Treasury Notes, 0.375%, 4/30/25	2,575,000	2,472,805
U.S. Treasury Notes, 2.125%, 5/15/25	2,250,000	2,281,816
U.S. Treasury Notes, 2.75%, 8/31/25	2,821,900	2,921,438
U.S. Treasury Notes, 2.625%, 1/31/26	1,533,000	1,584,799
U.S. Treasury Notes, 0.875%, 9/30/26	2,100,000	2,019,117
14

Avantis Core Fixed Income ETF
	Principal Amount	Value
U.S. Treasury Notes, 0.375%, 9/30/27(2)	$1,109,100	$1,026,697
U.S. Treasury Notes, 0.50%, 10/31/27	1,690,000	1,573,350
U.S. Treasury Notes, 1.375%, 10/31/28	3,950,000	3,837,518
TOTAL U.S. TREASURY SECURITIES (Cost $32,214,222)		31,486,169
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.7%
GNMA, 2.00%, TBA	600,000	586,641
GNMA, 2.50%, TBA	750,000	749,443
GNMA, 3.00%, TBA	2,900,000	2,948,371
GNMA, 3.00%, TBA	1,000,000	1,014,300
UMBS, 1.50%, TBA	2,000,000	1,946,250
UMBS, 1.50%, TBA	1,300,000	1,263,126
UMBS, 2.00%, TBA	2,750,000	2,729,805
UMBS, 2.00%, TBA	1,000,000	990,900
UMBS, 2.00%, TBA	2,000,000	1,918,594
UMBS, 2.00%, TBA	1,000,000	957,300
UMBS, 2.50%, TBA	750,000	758,845
UMBS, 2.50%, TBA	2,350,000	2,318,697
UMBS, 2.50%, TBA	900,000	885,958
UMBS, 3.00%, TBA	1,550,000	1,565,621
UMBS, 3.00%, TBA	1,900,000	1,914,992
UMBS, 3.00%, TBA	550,000	552,965
UMBS, 3.50%, TBA	1,750,000	1,802,363
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,912,145)		24,904,171
U.S. GOVERNMENT AGENCY SECURITIES — 2.8%
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	100,000	98,541
FHLB, 2.75%, 12/13/24	15,000	15,449
FHLB, 2.375%, 3/14/25	50,000	51,067
FHLB, 0.375%, 9/4/25	125,000	119,183
FHLB, 3.25%, 11/16/28	475,000	513,581
FHLMC, 1.50%, 2/12/25	120,000	119,440
FHLMC, 0.375%, 7/21/25	284,000	271,555
FHLMC, 0.375%, 9/23/25	380,000	361,934
FNMA, 2.50%, 2/5/24	30,000	30,580
FNMA, 1.625%, 10/15/24	265,000	265,024
FNMA, 0.625%, 4/22/25	75,000	72,583
FNMA, 0.50%, 6/17/25	100,000	96,020
FNMA, 0.375%, 8/25/25	100,000	95,379
FNMA, 1.875%, 9/24/26	490,000	492,302
FNMA, 6.25%, 5/15/29	50,000	64,322
FNMA, 7.25%, 5/15/30	20,000	28,068
FNMA, 5.625%, 7/15/37	345,000	481,529
Tennessee Valley Authority, 0.75%, 5/15/25	105,000	101,802
Tennessee Valley Authority, 7.125%, 5/1/30	20,000	27,414
Tennessee Valley Authority, 5.88%, 4/1/36	90,000	127,061
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	62,952
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,595,771)		3,495,786
15

Avantis Core Fixed Income ETF
	Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Canada — 0.1%
Export Development Canada, 2.625%, 2/21/24 (Cost $104,453)	$100,000	$102,118
SHORT-TERM INVESTMENTS — 10.0%
Commercial Paper(3) — 2.5%
Glencove Funding LLC, 0.22%, 3/1/22(1)	1,000,000	999,997
Macquarie Bank Ltd., 0.21%, 3/18/22(1)	250,000	249,993
Old Line Funding LLC, 0.18%, 3/28/22(1)	1,000,000	999,880
Royal Bank of Canada, 0.21%, 3/21/22	710,000	709,965
Sheffield Receivables Co. LLC, 0.26%, 3/8/22(1)	250,000	249,995
		3,209,830
Treasury Bills — 7.5%
U.S. Treasury Bills, 0.02%, 3/3/22(3)	500,000	500,000
U.S. Treasury Bills, 0.09%, 3/22/22(3)	500,000	499,990
U.S. Treasury Bills, 0.06%, 3/31/22(3)	2,700,000	2,699,851
U.S. Treasury Bills, 0.17%, 4/21/22(3)	1,100,000	1,099,727
U.S. Treasury Bills, 0.20%, 5/5/22(3)	2,700,000	2,698,920
U.S. Treasury Bills, 0.32%, 5/12/22(3)	1,500,000	1,499,182
U.S. Treasury Cash Management Bills, 0.15%, 5/10/22(3)	500,000	499,757
		9,497,427
TOTAL SHORT-TERM INVESTMENTS (Cost $12,707,108)		12,707,257
TOTAL INVESTMENT SECURITIES — 119.1% (Cost $155,187,379)		150,911,296
OTHER ASSETS AND LIABILITIES — (19.1)%		(24,192,546)
TOTAL NET ASSETS — 100.0%		$126,718,750

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	4	June 2022	$473,125	$117
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 37	Sell	1.00%	12/20/26	$2,500,000	$53,173	$(10,953)	$42,220
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
16

Avantis Core Fixed Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,297,827, which represented 2.6% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $364,601.
(3)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
17

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
MUNICIPAL SECURITIES — 98.9%
Alabama — 2.2%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	$100,000	$109,316
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	50,000	56,779
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	248,992
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	200,000	230,092
		645,179
Arizona — 2.3%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	54,395
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	17,381
Phoenix GO, 5.00%, 7/1/25	85,000	95,027
Pima County Sewer System Rev., 5.00%, 7/1/24	25,000	27,161
Pima County Sewer System Rev., 5.00%, 7/1/25	35,000	39,177
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	30,000	34,864
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	71,477
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	76,782
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	60,588
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	140,888
State of Arizona COP, 5.00%, 10/1/29(1)	10,000	12,398
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	37,006
		667,144
California — 17.0%
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	26,484
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	44,450
California State University Rev., 5.00%, 11/1/26	25,000	28,225
California State University Rev., 5.00%, 11/1/36	200,000	227,204
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	27,133
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	84,285
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	45,182
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	150,698
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	30,000	35,135
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	35,036
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	60,000	69,646
Los Angeles Community College District GO, 5.00%, 8/1/23	25,000	26,431
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/37	60,000	70,337
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	200,000	243,947
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	10,000	11,353
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	243,121
18

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	$75,000	$84,948
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	78,897
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	27,161
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	45,000	46,542
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	27,933
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	54,286
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	50,000	55,072
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	92,237
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	47,226
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	151,948
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	80,000	87,904
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	60,000	69,168
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	134,393
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	56,701
Riverside County Public Financing Authority Rev., (Riverside County), 4.125%, 11/1/25, Prerefunded at 100% of Par(1)	10,000	10,982
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	123,543
Sacramento Municipal Utility District Rev., 5.00%, 8/15/23	25,000	26,462
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	61,350
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	34,630
San Diego Community College District GO, 5.00%, 8/1/28	30,000	34,686
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	35,000	40,030
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	83,900
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	42,799
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	33,367
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	20,000	24,033
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	48,028
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	27,470
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	25,000	28,857
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,769
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	35,000	38,779
San Jose Financing Authority Rev., (San Jose), 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	45,000	47,238
Santa County Clara GO, 3.25%, 8/1/39	50,000	51,967
State of California GO, 5.00%, 9/1/26	30,000	34,623
State of California GO, 5.00%, 8/1/27	200,000	223,563
State of California GO, 5.00%, 8/1/28	5,000	5,892
State of California GO, 5.00%, 4/1/30	20,000	24,483
19

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
State of California GO, 5.00%, 4/1/30	$5,000	$6,247
State of California GO, 5.00%, 10/1/31	15,000	18,504
State of California GO, 5.25%, 8/1/32 (AGM)	230,000	301,904
State of California GO, 4.00%, 9/1/33	60,000	66,285
State of California GO, 5.00%, 3/1/35	70,000	86,682
State of California GO, 3.00%, 10/1/35	300,000	314,403
State of California GO, 4.00%, 3/1/36	145,000	165,975
State of California GO, 4.00%, 11/1/36	50,000	57,736
State of California GO, 3.00%, 10/1/37	90,000	93,738
State of California Department of Water Resources Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	25,000	26,259
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	145,000	159,774
University of California Rev., 5.00%, 5/15/34	50,000	59,979
University of California Rev., 5.00%, 5/15/36	65,000	75,660
University of California Rev., 5.00%, 5/15/38	30,000	37,074
University of California Rev., 5.00%, 5/15/38	30,000	35,875
		4,946,629
Colorado — 2.7%
City & County of Denver GO, 5.00%, 8/1/30	325,000	412,163
City & County of Denver Airport System Rev., 5.00%, 11/15/23	50,000	53,157
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	32,894
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	52,904
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	66,331
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	36,369
State of Colorado COP, 5.00%, 12/15/32	50,000	62,777
State of Colorado COP, 4.00%, 12/15/37	40,000	45,834
State of Colorado COP, 4.00%, 12/15/38	30,000	34,180
		796,609
Connecticut — 1.9%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	79,506
State of Connecticut GO, 5.00%, 10/15/22	25,000	25,661
State of Connecticut GO, 5.00%, 5/15/24	30,000	32,469
State of Connecticut GO, 5.00%, 4/15/25	25,000	27,761
State of Connecticut GO, 5.00%, 1/15/26	35,000	39,699
State of Connecticut GO, 5.00%, 11/15/31	30,000	33,595
State of Connecticut GO, 3.00%, 1/15/32	20,000	21,430
State of Connecticut Special Tax Rev., 5.00%, 8/1/31	25,000	27,857
State of Connecticut Special Tax Rev., 5.00%, 5/1/37	75,000	91,947
State of Connecticut Special Tax Rev., 3.125%, 5/1/40	75,000	76,207
University of Connecticut Rev., 4.00%, 4/15/38	95,000	105,062
		561,194
District of Columbia — 3.8%
District of Columbia GO, 5.00%, 6/1/28	35,000	36,718
District of Columbia GO, 5.00%, 10/15/30	100,000	122,234
District of Columbia GO, 5.00%, 6/1/31	40,000	43,279
District of Columbia GO, 5.00%, 6/1/33	60,000	64,848
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/37	360,000	410,234
20

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	$10,000	$11,449
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	28,604
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	100,000	114,558
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	123,287
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/37	25,000	29,043
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	105,318
		1,089,572
Florida — 4.6%
Broward County Airport System Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	50,000	51,246
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	18,323
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	10,000	10,944
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	63,283
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	95,000	102,684
Hillsborough County School Board COP, 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	30,000	30,438
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	116,552
Miami-Dade County GO, 4.00%, 7/1/33	50,000	52,940
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23, Prerefunded at 100% of Par(1)	80,000	84,962
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23	10,000	10,619
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	54,692
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	26,384
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	87,316
Orange County School Board COP, 5.00%, 8/1/34	90,000	102,481
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	155,484
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	66,103
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	90,330
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	66,106
School District of Broward County COP, 5.00%, 7/1/22	25,000	25,361
School District of Broward County COP, 5.00%, 7/1/32	25,000	30,836
State of Florida Department of Transportation Turnpike System Rev., 2.875%, 7/1/25	40,000	40,207
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	60,946
		1,348,237
Georgia — 4.8%
Atlanta Department of Aviation Rev., 5.00%, 7/1/27	10,000	11,745
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	13,206
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	15,000	16,645
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	87,463
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	153,453
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	99,927
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	234,512
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	80,000	91,681
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	46,748
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	268,105
21

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/29	$20,000	$24,643
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	286,296
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	57,194
		1,391,618
Hawaii — 1.7%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	93,289
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	49,919
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	223,830
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	56,197
State of Hawaii GO, 5.00%, 1/1/36	35,000	41,387
State of Hawaii GO, 3.00%, 4/1/36	30,000	31,286
State of Hawaii GO, 4.00%, 5/1/36	10,000	11,080
		506,988
Illinois — 3.3%
Chicago O'Hare International Airport Rev., 5.25%, 1/1/29	5,000	5,164
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	20,000	21,790
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	5,000	5,433
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	28,046
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	28,046
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	103,238
Cook County Sales Tax Rev., 4.00%, 11/15/40	105,000	117,666
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	25,000	27,325
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	104,237
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	20,000	23,766
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	30,921
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	36,969
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	84,060
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	112,850
Sales Tax Securitization Corp. Rev., 5.50%, 1/1/32	10,000	12,145
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	20,949
State of Illinois GO, 5.00%, 2/1/26	40,000	44,615
State of Illinois GO, 5.00%, 3/1/34	40,000	47,335
State of Illinois GO, 5.00%, 5/1/35	35,000	37,209
State of Illinois GO, 4.00%, 11/1/38	20,000	21,423
State of Illinois GO, 5.50%, 5/1/39	15,000	17,917
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,639
		946,743
Indiana — 1.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	360,000	421,434
Kentucky — 0.2%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	50,000	56,469
Louisiana — 0.4%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	35,000	38,687
State of Louisiana GO, 5.00%, 8/1/27	75,000	86,471
		125,158
22

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Maryland — 1.8%
Montgomery County GO, 5.00%, 11/1/24	$35,000	$38,468
Prince County George's GO, 5.00%, 7/15/31	100,000	120,874
State of Maryland GO, 5.00%, 3/15/23	45,000	46,924
State of Maryland GO, 5.00%, 3/15/25	25,000	27,789
State of Maryland GO, 5.00%, 3/15/29	25,000	30,762
State of Maryland GO, 5.00%, 8/1/30	15,000	18,969
State of Maryland GO, 5.00%, 3/15/31	25,000	29,129
State of Maryland GO, 3.25%, 3/15/32	25,000	26,594
State of Maryland GO, 5.00%, 8/1/35	35,000	43,913
State of Maryland Department of Transportation Rev., 5.00%, 11/1/23	55,000	58,576
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	70,969
		512,967
Massachusetts — 3.8%
Massachusetts GO, 5.25%, 8/1/22	5,000	5,096
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	192,035
Massachusetts GO, 5.00%, 9/1/30	10,000	12,340
Massachusetts GO, 3.00%, 7/1/35	100,000	103,945
Massachusetts GO, 5.00%, 11/1/45	75,000	91,854
Massachusetts GO, 5.00%, 11/1/50	75,000	91,337
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	80,158
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	12,472
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	28,837
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	66,788
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	167,646
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	186,328
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/23	60,000	63,382
		1,102,218
Michigan — 0.7%
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	27,203
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	33,681
Michigan State Building Authority Rev., 5.00%, 10/15/30	10,000	11,472
State of Michigan Rev., 5.00%, 3/15/22	25,000	25,040
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	93,270
University of Michigan Rev., 5.00%, 4/1/40	20,000	22,630
		213,296
Minnesota — 1.1%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	34,592
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	28,842
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/30	20,000	23,038
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	114,862
State of Minnesota GO, 5.00%, 8/1/23	105,000	110,950
		312,284
23

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Mississippi — 0.1%
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	$25,000	$29,691
Missouri — 0.3%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	25,000	28,274
Springfield School District No. R-12 GO, 3.00%, 3/1/39	20,000	20,941
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	30,424
		79,639
Nebraska — 0.1%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	36,520
Nevada — 2.0%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/22	120,000	121,723
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	15,000	18,140
Clark County School District GO, 5.00%, 6/15/26	15,000	16,939
Clark County School District GO, 5.00%, 6/15/27	125,000	140,622
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	56,640
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	51,629
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	57,099
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	122,512
		585,304
New Jersey — 4.6%
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	29,459
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,297
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/46	100,000	113,492
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/51	150,000	169,482
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	32,408
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	57,030
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	27,660
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	37,810
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 12/15/26, Prerefunded at 100% of Par(1)	20,000	23,760
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	26,999
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/35	25,000	27,527
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/36	20,000	22,002
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	25,000	26,643
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/41	140,000	156,731
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	21,530
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	61,607
New Jersey Higher Education Student Assistance Authority Rev., 2.375%, 12/1/29	5,000	5,028
24

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/27	$20,000	$20,189
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	5,684
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	40,682
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	25,000	29,058
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	28,345
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	20,000	20,246
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	17,731
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	20,000	23,642
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	10,000	11,800
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	27,810
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	28,726
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	20,000	22,195
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	11,772
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	11,764
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	31,357
New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	17,517
State of New Jersey GO, 5.00%, 6/1/28	50,000	59,427
State of New Jersey GO, 4.00%, 6/1/31	25,000	28,923
State of New Jersey GO, 4.00%, 6/1/33	40,000	41,264
State of New Jersey GO, 4.00%, 6/1/34	20,000	21,495
		1,343,092
New Mexico — 0.2%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	57,429
New York — 13.1%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	23,118
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	29,221
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	23,294
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	184,614
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	66,021
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	118,840
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	42,426
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	29,102
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/24	35,000	36,038
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	29,649
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	29,009
Nassau County GO, 5.00%, 10/1/27	30,000	35,330
New York City GO, 5.00%, 8/1/25	200,000	224,202
New York City GO, 5.00%, 8/1/25	165,000	179,321
New York City GO, 5.00%, 8/1/26	25,000	28,777
New York City GO, 5.00%, 8/1/27	50,000	52,717
New York City GO, 5.00%, 8/1/27	100,000	117,790
New York City GO, 5.00%, 8/1/28	10,000	11,956
New York City GO, 5.00%, 8/1/28	60,000	62,191
25

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
New York City GO, 5.25%, 10/1/30	$50,000	$59,606
New York City GO, 5.00%, 12/1/38	30,000	35,771
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	111,066
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	25,000	29,445
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	83,473
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	55,262
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	11,332
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24(1)	60,000	64,412
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	35,000	38,618
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	50,190
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	72,920
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	223,976
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	25,000	30,229
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23	5,000	5,261
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23, Prerefunded at 100% of Par(1)	50,000	52,663
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	10,000	11,922
New York State Thruway Authority Rev., 5.00%, 1/1/23	40,000	41,374
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	42,701
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	109,705
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/23	40,000	41,710
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/25	30,000	32,245
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	55,000	62,692
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	29,616
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	117,907
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	31,268
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	64,263
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	30,971
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	59,716
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	246,099
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	15,000	18,237
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	12,063
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/31	5,000	5,597
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	18,628
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	49,401
26

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	$100,000	$112,894
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	54,870
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24, Prerefunded at 100% of Par(1)	10,000	10,974
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,393
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	15,725
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	22,597
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	25,000	29,168
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	37,373
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	44,647
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	28,634
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	55,000	58,638
Utility Debt Securitization Authority Rev., 5.00%, 12/15/31	50,000	53,298
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	56,308
		3,809,474
North Carolina — 0.9%
State of North Carolina GO, 5.00%, 6/1/29	60,000	74,162
State of North Carolina Rev., 5.00%, 3/1/30	10,000	12,102
State of North Carolina Rev., 5.00%, 3/1/33	115,000	138,256
Wake County GO, 5.00%, 3/1/24	35,000	37,673
		262,193
Ohio — 1.1%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	109,913
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	18,905
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	38,591
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	6,563
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	55,373
State of Ohio GO, 5.00%, 8/1/24	30,000	32,702
State of Ohio Rev., 5.00%, 12/15/23	55,000	58,739
		320,786
Oklahoma — 1.7%
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	279,071
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	217,311
		496,382
Oregon — 1.3%
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	27,135
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	193,832
State of Oregon Department of Transportation Rev., 5.00%, 11/15/23	30,000	31,989
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	71,514
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	38,009
		362,479
Pennsylvania — 2.8%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	25,000	30,482
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	33,461
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	210,084
27

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	$100,000	$111,058
Pennsylvania GO, 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	25,000	26,103
Pennsylvania GO, 4.00%, 7/1/23	25,000	25,992
Pennsylvania GO, 5.00%, 1/1/24	25,000	26,745
Pennsylvania GO, 5.00%, 1/1/28	5,000	5,790
Pennsylvania GO, 3.00%, 9/15/36	80,000	83,346
Pennsylvania GO, 3.00%, 5/1/38	25,000	25,484
Pennsylvania GO, 2.00%, 5/1/39	30,000	27,328
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	30,000	36,167
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	31,969
Philadelphia GO, 4.00%, 8/1/35	20,000	21,395
Philadelphia Gas Works Co Rev., 5.00%, 8/1/50 (AGM)	100,000	120,446
		815,850
Rhode Island — 0.1%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/23	25,000	26,268
South Carolina — 1.1%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/23, Prerefunded at 100% of Par(1)	30,000	32,002
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	50,000	54,731
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	70,000	79,762
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	28,505
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	50,413
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	66,237
		311,650
Tennessee — 0.3%
Memphis GO, 5.00%, 5/1/23	25,000	26,189
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	56,733
		82,922
Texas — 7.8%
Austin GO, 2.95%, 9/1/27	25,000	26,356
Board of Regents of the University of Texas System Rev., 5.375%, 8/15/23	50,000	53,172
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	38,189
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	32,734
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	28,889
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	35,902
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	108,576
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	85,896
Dallas GO, 5.00%, 2/15/23	60,000	62,374
Dallas GO, 5.00%, 2/15/27	30,000	32,145
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	43,335
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	296,872
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	15,000	18,556
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	80,332
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	61,794
28

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	$35,000	$38,171
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	43,618
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	89,959
Houston GO, 5.00%, 3/1/24	75,000	80,744
Houston GO, 5.00%, 3/1/28	35,000	41,763
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	62,549
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 4.00%, 5/15/39	20,000	20,114
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23(1)	15,000	15,518
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23	20,000	20,680
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/28	10,000	11,275
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/36	20,000	22,556
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	33,385
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/38	25,000	30,007
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	84,842
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	85,204
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	50,000	52,910
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	64,722
State of Texas GO, 5.00%, 10/1/28	40,000	45,234
State of Texas GO, 5.00%, 10/1/30	55,000	65,126
State of Texas GO, 5.00%, 10/1/33	100,000	118,176
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,390
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	50,792
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	84,117
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	29,533
University of Texas System Rev., 5.00%, 8/15/30	50,000	63,277
		2,264,784
Utah — 1.4%
State of Utah GO, 5.00%, 7/1/28	125,000	151,313
State of Utah GO, 5.00%, 7/1/29	40,000	48,854
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	30,000	33,529
Utah Transit Authority Rev., 5.00%, 6/15/25	110,000	123,081
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	51,199
		407,976
Virginia — 2.8%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	25,000	25,368
Richmond Public Utility Rev., 5.00%, 1/15/28	25,000	28,407
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	89,262
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	81,492
29

Avantis Core Municipal Fixed Income ETF
	Principal Amount	Value
Virginia College Building Authority Rev., 4.00%, 2/1/33	$40,000	$42,483
Virginia College Building Authority Rev., 3.00%, 2/1/35	80,000	83,626
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	54,057
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	27,718
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	57,741
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	71,009
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	11,856
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	59,217
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	118,246
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	60,000	63,219
		813,701
Washington — 3.4%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	56,488
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/23	35,000	36,883
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	28,001
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	76,709
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	27,083
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	23,546
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	25,000	30,134
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	16,225
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	55,587
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	62,313
State of Washington GO, 4.00%, 7/1/26	50,000	52,999
State of Washington GO, 5.00%, 8/1/28	50,000	57,485
State of Washington GO, 5.00%, 8/1/31	25,000	29,362
State of Washington GO, 5.00%, 8/1/32	255,000	298,341
State of Washington GO, 5.00%, 2/1/40	40,000	48,769
State of Washington GO, 5.00%, 2/1/41	25,000	30,439
State of Washington Rev., 5.00%, 9/1/23	35,000	37,049
University of Washington Rev., 4.00%, 6/1/37	10,000	10,740
		978,153
TOTAL MUNICIPAL SECURITIES (Cost $29,649,735)		28,728,032
30

Avantis Core Municipal Fixed Income ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	192,445	$192,445
TOTAL SHORT-TERM INVESTMENTS (Cost $192,445)		192,445
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $29,842,180)		28,920,477
OTHER ASSETS AND LIABILITIES — 0.4%		114,110
TOTAL NET ASSETS — 100.0%		$29,034,587

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
SCH BD GTY	-	School Bond Guaranty
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
31

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
CORPORATE BONDS — 64.4%
Aerospace and Defense — 1.9%
Boeing Co. (The), 2.20%, 2/4/26	$370,000	$361,215
General Dynamics Corp., 3.50%, 5/15/25	431,000	446,144
Lockheed Martin Corp., 3.55%, 1/15/26	395,000	416,312
		1,223,671
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., 2.20%, 9/1/24	459,000	462,650
Automobiles — 1.3%
American Honda Finance Corp., MTN, 2.15%, 9/10/24	167,000	167,700
American Honda Finance Corp., MTN, 1.00%, 9/10/25	229,000	219,556
General Motors Financial Co., Inc., 4.25%, 5/15/23	95,000	97,781
Toyota Motor Corp., 2.36%, 7/2/24	332,000	334,620
		819,657
Banks — 12.0%
African Development Bank, 3.00%, 9/20/23	206,000	211,073
African Development Bank, MTN, 1.625%, 9/16/22	56,000	56,231
Asian Development Bank, 2.625%, 1/30/24	250,000	255,461
Asian Development Bank, MTN, 1.75%, 9/13/22	106,000	106,490
Asian Development Bank, MTN, 0.25%, 10/6/23	239,000	234,752
Asian Infrastructure Investment Bank (The), 0.25%, 9/29/23	234,000	229,943
Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	145,000	140,722
Bank of Montreal, MTN, 0.625%, 7/9/24	100,000	96,548
Bank of Montreal, MTN, 1.85%, 5/1/25	297,000	293,638
Bank of Nova Scotia (The), 1.30%, 6/11/25	194,000	187,356
Bank of Nova Scotia (The), 2.70%, 8/3/26	59,000	59,615
Barclays plc, 3.65%, 3/16/25	200,000	205,849
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	261,000	260,696
Citigroup, Inc., 3.30%, 4/27/25	88,000	90,153
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	23,687
Council Of Europe Development Bank, 1.375%, 2/27/25	114,000	112,980
European Bank for Reconstruction & Development, 0.50%, 5/19/25	250,000	239,943
European Bank for Reconstruction & Development, MTN, 0.25%, 7/10/23	40,000	39,424
European Investment Bank, 0.25%, 9/15/23	205,000	201,572
HSBC Holdings plc, 3.90%, 5/25/26	200,000	207,927
Huntington Bancshares, Inc., 4.00%, 5/15/25	269,000	281,430
Inter-American Development Bank, 2.50%, 1/18/23	120,000	121,556
Inter-American Development Bank, 3.00%, 10/4/23	106,000	108,696
Inter-American Development Bank, 0.25%, 11/15/23	82,000	80,397
International Bank for Reconstruction & Development, 1.50%, 8/28/24	350,000	349,170
International Bank for Reconstruction & Development, 0.875%, 7/15/26	40,000	38,554
International Finance Corp., MTN, 2.875%, 7/31/23	152,000	155,269
JPMorgan Chase & Co., 3.90%, 7/15/25	238,000	249,093
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	25,000	25,112
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	450,000	438,941
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	50,000	50,842
PNC Financial Services Group, Inc. (The), 3.50%, 1/23/24	425,000	437,730
32

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
Royal Bank of Canada, MTN, 2.55%, 7/16/24	$406,000	$410,639
Santander Holdings USA, Inc., 4.50%, 7/17/25	263,000	276,256
Toronto-Dominion Bank (The), MTN, 1.25%, 9/10/26	395,000	374,684
Truist Financial Corp., MTN, 3.75%, 12/6/23	313,000	322,845
US Bancorp, MTN, 3.95%, 11/17/25	437,000	464,863
Westpac Banking Corp., 2.85%, 5/13/26	400,000	410,699
		7,850,836
Beverages — 0.7%
Coca-Cola Co. (The), 1.75%, 9/6/24	286,000	286,580
Constellation Brands, Inc., 4.40%, 11/15/25	165,000	175,291
		461,871
Biotechnology — 0.4%
AbbVie, Inc., 2.90%, 11/6/22	63,000	63,646
AbbVie, Inc., 3.20%, 5/14/26	210,000	215,500
		279,146
Capital Markets — 5.2%
Ameriprise Financial, Inc., 3.00%, 4/2/25	327,000	333,172
Bank of New York Mellon Corp. (The), MTN, 2.20%, 8/16/23	311,000	313,372
Cboe Global Markets, Inc., 3.65%, 1/12/27	500,000	525,452
Charles Schwab Corp. (The), 3.75%, 4/1/24	100,000	103,661
Charles Schwab Corp. (The), 3.85%, 5/21/25	313,000	329,013
CME Group, Inc., 3.00%, 9/15/22	146,000	147,576
CME Group, Inc., 3.00%, 3/15/25	198,000	203,262
Deutsche Bank AG, 4.10%, 1/13/26	142,000	147,340
Janus Henderson US Holdings, Inc., 4.875%, 8/1/25	180,000	192,291
Lazard Group LLC, 3.75%, 2/13/25	167,000	173,407
S&P Global, Inc., 2.95%, 1/22/27	450,000	461,487
State Street Corp., 3.55%, 8/18/25	475,000	496,716
		3,426,749
Chemicals — 0.6%
Air Products and Chemicals, Inc., 3.35%, 7/31/24	227,000	233,449
Mosaic Co. (The), 4.25%, 11/15/23	140,000	144,814
		378,263
Consumer Finance — 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	200,000	193,073
Capital One Financial Corp., 4.25%, 4/30/25	338,000	355,777
Discover Financial Services, 4.50%, 1/30/26	237,000	252,374
Synchrony Financial, 4.50%, 7/23/25	188,000	197,458
		998,682
Containers and Packaging†
Packaging Corp. of America, 3.65%, 9/15/24	17,000	17,570
Diversified Consumer Services — 0.3%
Yale University, 0.87%, 4/15/25	200,000	193,795
Electric Utilities — 2.1%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	148,000	156,099
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	242,000	251,769
Duke Energy Florida LLC, 3.20%, 1/15/27	250,000	259,537
Entergy Louisiana LLC, 2.40%, 10/1/26	300,000	297,720
Oklahoma Gas and Electric Co., 0.55%, 5/26/23	174,000	171,544
Sierra Pacific Power Co., 2.60%, 5/1/26	250,000	253,528
		1,390,197
33

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
Electronic Equipment, Instruments and Components — 1.2%
Avnet, Inc., 4.625%, 4/15/26	$285,000	$302,172
Flex Ltd., 3.75%, 2/1/26	143,000	147,746
Jabil, Inc., 1.70%, 4/15/26	155,000	149,906
Keysight Technologies, Inc., 4.55%, 10/30/24	48,000	50,559
TD SYNNEX Corp., 1.75%, 8/9/26(1)	150,000	142,517
		792,900
Energy Equipment and Services — 0.7%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	275,000	267,101
Schlumberger Investment SA, 3.65%, 12/1/23	163,000	167,522
		434,623
Equity Real Estate Investment Trusts (REITs) — 5.3%
American Campus Communities Operating Partnership LP, 3.30%, 7/15/26	145,000	149,712
AvalonBay Communities, Inc., MTN, 2.95%, 5/11/26	225,000	230,843
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	48,000	49,039
Corporate Office Properties LP, 2.25%, 3/15/26	68,000	66,918
Crown Castle International Corp., 4.45%, 2/15/26	250,000	264,491
ERP Operating LP, 3.375%, 6/1/25	463,000	480,034
Host Hotels & Resorts LP, 4.50%, 2/1/26	150,000	157,357
Kimco Realty Corp., 3.30%, 2/1/25	288,000	295,284
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	300,000	313,596
Prologis LP, 3.25%, 10/1/26	450,000	468,224
Spirit Realty LP, 4.45%, 9/15/26	322,000	344,535
Vornado Realty LP, 2.15%, 6/1/26	353,000	342,897
WP Carey, Inc., 4.00%, 2/1/25	263,000	274,803
		3,437,733
Food and Staples Retailing — 0.7%
Costco Wholesale Corp., 2.75%, 5/18/24	181,000	184,841
Walmart, Inc., 3.30%, 4/22/24	65,000	67,147
Walmart, Inc., 3.05%, 7/8/26	200,000	208,508
		460,496
Food Products — 0.8%
Archer-Daniels-Midland Co., 2.50%, 8/11/26	150,000	152,094
Bunge Ltd. Finance Corp., 4.35%, 3/15/24	86,000	89,404
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	159,000	154,437
Hershey Co. (The), 2.05%, 11/15/24	123,000	123,263
		519,198
Gas Utilities — 0.3%
Southern California Gas Co., 2.60%, 6/15/26	197,000	199,312
Health Care Providers and Services — 1.9%
Aetna, Inc., 3.50%, 11/15/24	90,000	92,618
Cardinal Health, Inc., 3.50%, 11/15/24	137,000	140,908
Cigna Corp., 3.05%, 11/30/22	38,000	38,488
CVS Health Corp., 2.875%, 6/1/26	70,000	70,885
HCA, Inc., 5.25%, 6/15/26	270,000	292,556
Humana, Inc., 4.50%, 4/1/25	243,000	258,070
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	100,000	102,883
Quest Diagnostics, Inc., 3.45%, 6/1/26	227,000	235,293
		1,231,701
34

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
Hotels, Restaurants and Leisure — 0.6%
Hyatt Hotels Corp., 4.85%, 3/15/26	$65,000	$69,134
Starbucks Corp., 3.80%, 8/15/25	293,000	307,065
		376,199
Household Durables — 0.1%
DR Horton, Inc., 4.75%, 2/15/23	70,000	71,472
Household Products — 0.7%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	134,000	138,484
Procter & Gamble Co. (The), 2.45%, 11/3/26	300,000	305,363
		443,847
Industrial Conglomerates — 0.6%
3M Co., MTN, 2.25%, 9/19/26	400,000	399,542
Insurance — 2.6%
Aflac, Inc., 3.25%, 3/17/25	278,000	286,820
Chubb INA Holdings, Inc., 3.35%, 5/3/26	421,000	437,565
First American Financial Corp., 4.60%, 11/15/24	200,000	211,718
Loews Corp., 2.625%, 5/15/23	96,000	96,952
MetLife, Inc., 4.37%, 9/15/23	224,000	232,022
MetLife, Inc., 3.60%, 11/13/25	179,000	187,461
Principal Financial Group, Inc., 3.40%, 5/15/25	238,000	244,147
		1,696,685
Interactive Media and Services — 0.7%
Alphabet, Inc., 3.375%, 2/25/24	450,000	463,697
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 2.80%, 8/22/24	218,000	223,082
IT Services — 1.0%
Mastercard, Inc., 2.95%, 11/21/26	250,000	259,318
Visa, Inc., 3.15%, 12/14/25	200,000	207,387
Western Union Co. (The), 2.85%, 1/10/25	171,000	173,274
		639,979
Machinery — 2.4%
Caterpillar Financial Services Corp., MTN, 3.30%, 6/9/24	140,000	144,994
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	323,000	316,286
Cummins, Inc., 3.65%, 10/1/23	106,000	108,670
Cummins, Inc., 0.75%, 9/1/25	250,000	237,958
Illinois Tool Works, Inc., 3.50%, 3/1/24	56,000	57,681
John Deere Capital Corp., MTN, 3.45%, 1/10/24	242,000	249,461
PACCAR Financial Corp., MTN, 2.15%, 8/15/24	351,000	352,684
PACCAR Financial Corp., MTN, 1.10%, 5/11/26	100,000	96,007
		1,563,741
Media — 0.9%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	32,000	33,834
Comcast Corp., 3.375%, 8/15/25	256,000	264,084
Discovery Communications LLC, 4.90%, 3/11/26	245,000	261,182
		559,100
Metals and Mining — 0.5%
ArcelorMittal SA, 4.55%, 3/11/26	140,000	147,145
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	45,000	46,554
Kinross Gold Corp., 5.95%, 3/15/24	106,000	112,281
		305,980
35

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.75%, 9/15/22	$98,000	$98,484
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	218,000	227,334
Target Corp., 2.25%, 4/15/25	100,000	100,655
		327,989
Oil, Gas and Consumable Fuels — 5.6%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	98,000	96,292
Chevron Corp., 2.90%, 3/3/24	66,000	67,400
Chevron Corp., 2.95%, 5/16/26	285,000	294,572
ConocoPhillips Co., 4.95%, 3/15/26	250,000	274,172
Enbridge, Inc., 2.50%, 1/15/25	296,000	296,597
Energy Transfer LP, 4.75%, 1/15/26	338,000	359,148
Enterprise Products Operating LLC, 3.35%, 3/15/23	146,000	147,887
Equinor ASA, 2.45%, 1/17/23	66,000	66,648
Equinor ASA, 3.70%, 3/1/24	316,000	327,062
Exxon Mobil Corp., 2.71%, 3/6/25	221,000	225,413
Exxon Mobil Corp., 2.99%, 3/19/25	265,000	272,215
Phillips 66 Partners LP, 2.45%, 12/15/24	148,000	148,295
Shell International Finance BV, 3.25%, 5/11/25	436,000	452,529
TotalEnergies Capital Canada Ltd., 2.75%, 7/15/23	131,000	133,134
TotalEnergies Capital International SA, 2.43%, 1/10/25	150,000	151,938
TransCanada PipeLines Ltd., 2.50%, 8/1/22	96,000	96,473
Valero Energy Corp., 2.85%, 4/15/25	37,000	37,288
Williams Cos., Inc. (The), 4.00%, 9/15/25	238,000	248,062
		3,695,125
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	48,000	48,218
Pharmaceuticals — 3.2%
Astrazeneca Finance LLC, 1.20%, 5/28/26	274,000	262,733
Bristol-Myers Squibb Co., 3.55%, 8/15/22	96,000	97,094
Bristol-Myers Squibb Co., 2.90%, 7/26/24	231,000	236,538
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	99,000	103,413
GlaxoSmithKline Capital, plc, 3.00%, 6/1/24	287,000	293,082
Novartis Capital Corp., 1.75%, 2/14/25	63,000	62,670
Novartis Capital Corp., 3.00%, 11/20/25	361,000	372,183
Royalty Pharma plc, 1.20%, 9/2/25	179,000	170,074
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	275,000	284,159
Wyeth LLC, 6.45%, 2/1/24	172,000	186,934
		2,068,880
Road and Rail — 0.8%
Canadian National Railway Co., 2.75%, 3/1/26	250,000	255,024
Ryder System, Inc., MTN, 2.50%, 9/1/24	48,000	48,191
Ryder System, Inc., MTN, 3.35%, 9/1/25	224,000	229,548
		532,763
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	175,000	182,344
Broadcom, Inc., 4.70%, 4/15/25	138,000	146,947
Marvell Technology, Inc., 1.65%, 4/15/26	230,000	221,602
Microchip Technology, Inc., 4.33%, 6/1/23	64,000	65,853
36

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
Micron Technology, Inc., 4.98%, 2/6/26	$295,000	$317,165
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	106,000	111,195
QUALCOMM, Inc., 3.00%, 5/20/22	96,000	96,186
		1,141,292
Software — 1.6%
Citrix Systems, Inc., 1.25%, 3/1/26	234,000	230,853
Microsoft Corp., 2.875%, 2/6/24	362,000	370,879
Microsoft Corp., 3.125%, 11/3/25	225,000	234,416
Microsoft Corp., 2.40%, 8/8/26	200,000	203,223
Oracle Corp., 2.40%, 9/15/23	40,000	40,309
		1,079,680
Specialty Retail — 0.8%
Home Depot, Inc. (The), 3.75%, 2/15/24	238,000	246,631
Home Depot, Inc. (The), 3.00%, 4/1/26	100,000	103,689
Ross Stores, Inc., 4.60%, 4/15/25	188,000	200,696
		551,016
Technology Hardware, Storage and Peripherals — 1.6%
Apple, Inc., 3.00%, 2/9/24	97,000	99,394
Apple, Inc., 1.125%, 5/11/25	69,000	67,319
Apple, Inc., 3.20%, 5/13/25	225,000	233,278
Apple, Inc., 3.25%, 2/23/26	428,000	447,143
Dell International LLC / EMC Corp., 6.02%, 6/15/26	158,000	176,428
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	48,000	51,521
		1,075,083
Trading Companies and Distributors — 0.3%
Air Lease Corp., MTN, 2.875%, 1/15/26	220,000	219,271
TOTAL CORPORATE BONDS (Cost $43,193,218)		42,160,175
U.S. TREASURY SECURITIES AND EQUIVALENTS — 30.0%
Israel Government AID Bond, 5.50%, 9/18/23	32,000	33,945
U.S. Treasury Notes, 1.875%, 9/30/22	509,100	512,396
U.S. Treasury Notes, 1.375%, 10/15/22	1,086,900	1,090,967
U.S. Treasury Notes, 1.625%, 11/15/22	1,446,000	1,453,790
U.S. Treasury Notes, 0.125%, 10/15/23	900,000	882,000
U.S. Treasury Notes, 2.75%, 11/15/23	776,000	793,733
U.S. Treasury Notes, 2.375%, 2/29/24	1,560,000	1,587,818
U.S. Treasury Notes, 2.00%, 5/31/24	1,194,700	1,207,300
U.S. Treasury Notes, 0.25%, 6/15/24	1,825,000	1,772,104
U.S. Treasury Notes, 0.375%, 7/15/24	1,375,000	1,337,563
U.S. Treasury Notes, 1.50%, 10/31/24	1,650,000	1,645,553
U.S. Treasury Notes, 1.50%, 11/30/24	2,220,000	2,213,323
U.S. Treasury Notes, 0.25%, 10/31/25	1,800,000	1,706,555
U.S. Treasury Notes, 0.375%, 11/30/25	1,295,200	1,232,059
U.S. Treasury Notes, 0.75%, 5/31/26	1,200,000	1,151,156
U.S. Treasury Notes, 1.125%, 10/31/26	1,050,000	1,020,387
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $19,946,157)		19,640,649
U.S. GOVERNMENT AGENCY SECURITIES — 4.3%
Federal Farm Credit Banks Funding Corp., 0.125%, 5/10/23	150,000	148,111
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	500,000	492,703
FHLB, 0.125%, 6/2/23	100,000	98,654
FHLB, 1.50%, 8/15/24	420,000	419,504
37

Avantis Short-Term Fixed Income ETF
	Principal Amount	Value
FHLB, 2.75%, 12/13/24	$120,000	$123,594
FHLB, 2.375%, 3/14/25	200,000	204,268
FHLMC, 0.125%, 10/16/23	104,000	101,936
FHLMC, 0.25%, 11/6/23	104,000	102,025
FHLMC, 0.25%, 12/4/23	100,000	97,970
FHLMC, 0.375%, 7/21/25	115,000	109,961
FNMA, 2.375%, 1/19/23	16,000	16,183
FNMA, 0.25%, 7/10/23	152,000	149,915
FNMA, 2.625%, 9/6/24	550,000	563,982
FNMA, 1.625%, 10/15/24	25,000	25,002
FNMA, 0.375%, 8/25/25	25,000	23,845
Tennessee Valley Authority, 0.75%, 5/15/25	125,000	121,193
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,838,566)		2,798,846
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 2.625%, 2/21/24 (Cost $155,858)	150,000	153,176
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $66,133,799)		64,752,846
OTHER ASSETS AND LIABILITIES — 1.1%		729,831
TOTAL NET ASSETS — 100.0%		$65,482,677

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $253,712, which represented 0.4% of total net assets.

See Notes to Financial Statements.
38

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value (cost of $155,187,379 and $29,842,180, respectively)	$150,911,296	$28,920,477
Cash	786,956	—
Receivable for investments sold	11,519,526	—
Receivable for capital shares sold	7,039,935	—
Receivable for variation margin on futures contracts	117	—
Interest receivable	892,881	298,785
	171,150,711	29,219,262

Liabilities
Payable for investments purchased	44,417,513	181,467
Payable for variation margin on swap agreements	1,327	—
Accrued management fees	13,121	3,208
	44,431,961	184,675

Net Assets	$126,718,750	$29,034,587

Shares outstanding (unlimited number of shares authorized)	2,700,000	600,000

Net Asset Value Per Share	$46.93	$48.39

Net Assets Consist of:
Capital paid in	$131,855,820	$29,934,591
Distributable earnings	(5,137,070)	(900,004)
	$126,718,750	$29,034,587

See Notes to Financial Statements.
39

FEBRUARY 28, 2022 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value (cost of $66,133,799)	$64,752,846
Cash	348,167
Interest receivable	388,451
65,489,464

Liabilities
Accrued management fees	6,787

Net Assets	$65,482,677

Shares outstanding (unlimited number of shares authorized)	1,350,000

Net Asset Value Per Share	$48.51

Net Assets Consist of:
Capital paid in	$66,892,213
Distributable earnings	(1,409,536)
$65,482,677

See Notes to Financial Statements.
40

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$709,517	$138,245

Expenses:
Management fees	69,020	20,443

Net investment income (loss)	640,497	117,802

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	(919,214)	61
Futures contract transactions	(31,454)	—
Swap agreement transactions	2,336	—
	(948,332)	61

Change in net unrealized appreciation (depreciation) on:
Investments	(4,665,894)	(1,025,419)
Futures contracts	(875)	—
Swap agreements	(15,000)	—
	(4,681,769)	(1,025,419)

Net realized and unrealized gain (loss)	(5,630,101)	(1,025,358)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,989,604)	$(907,556)

See Notes to Financial Statements.
41

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$206,998

Expenses:
Management fees	34,058

Net investment income (loss)	172,940

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	(78,514)
Futures contract transactions	(98)
(78,612)

Change in net unrealized appreciation (depreciation) on investments	(1,391,498)

Net realized and unrealized gain (loss)	(1,470,110)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,297,170)

See Notes to Financial Statements.
42

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2021
	Avantis Core Fixed Income ETF		Avantis Core Municipal Fixed Income ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021(1)	February 28, 2022	August 31, 2021(2)
Operations
Net investment income (loss)	$640,497	$378,942	$117,802	$125,182
Net realized gain (loss)	(948,332)	(47,233)	61	(5,086)
Change in net unrealized appreciation (depreciation)	(4,681,769)	394,850	(1,025,419)	103,716
Net increase (decrease) in net assets resulting from operations	(4,989,604)	726,559	(907,556)	223,812

Distributions to Shareholders
From earnings	(564,175)	(309,850)	(109,395)	(106,865)

Capital Share Transactions
Proceeds from shares sold	62,737,370	69,116,150	2,414,684	27,507,410
Other capital	1,293	1,007	9	12,488
Net increase (decrease) in net assets from capital share transactions	62,738,663	69,117,157	2,414,693	27,519,898

Net increase (decrease) in net assets	57,184,884	69,533,866	1,397,742	27,636,845

Net Assets
Beginning of period	69,533,866	—	27,636,845	—
End of period	$126,718,750	$69,533,866	$29,034,587	$27,636,845

Transactions in Shares of the Funds
Sold	1,300,000	1,400,000	50,000	550,000
(1)October 13, 2020 (fund inception) through August 31, 2021.
(2)December 8, 2020 (fund inception) through August 31, 2021.

See Notes to Financial Statements.
43

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2021
	Avantis Short-Term Fixed Income ETF
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021(1)
Operations
Net investment income (loss)	$172,940	$80,480
Net realized gain (loss)	(78,612)	5,514
Change in net unrealized appreciation (depreciation)	(1,391,498)	10,545
Net increase (decrease) in net assets resulting from operations	(1,297,170)	96,539

Distributions to Shareholders
From earnings	(135,685)	(73,220)

Capital Share Transactions
Proceeds from shares sold	34,413,124	32,473,925
Other capital	3,475	1,689
Net increase (decrease) in net assets from capital share transactions	34,416,599	32,475,614

Net increase (decrease) in net assets	32,983,744	32,498,933

Net Assets
Beginning of period	32,498,933	—
End of period	$65,482,677	$32,498,933

Transactions in Shares of the Funds
Sold	700,000	650,000
(1)October 13, 2020 (fund inception) through August 31, 2021.

See Notes to Financial Statements.
44

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Core Fixed Income ETF, Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF is to seek to maximize total return. Avantis Core Municipal Fixed Income ETF’s investment objective is to seek current income that is exempt from federal income tax. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF incepted on October 13, 2020. Avantis Core Municipal Fixed Income ETF incepted on December 8, 2020.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

45

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

46

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Short-Term Fixed Income ETF	0.15%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2022 were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$153,242,600	—	$4,122,724
Purchases of other investment securities	2,193,804	$831,647	14,010,204
Total Purchases	$155,436,404	$831,647	$18,132,928

Sales of U.S. Treasury and Government Agency obligations	$141,123,861	—	$5,286,072
Sales of other investment securities	1,985,753	$314,886	6,696,095
Total Sales	$143,109,614	$314,886	$11,982,167

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2022 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF	$56,355,176	—	—
Avantis Core Municipal Fixed Income ETF	$2,390,783	—	—
Avantis Short-Term Fixed Income ETF	$28,267,224	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

47

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Avantis Core Fixed Income ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$78,215,795	—
U.S. Treasury Securities	—	31,486,169	—
U.S. Government Agency Mortgage-Backed Securities	—	24,904,171	—
U.S. Government Agency Securities	—	3,495,786	—
Sovereign Governments and Agencies	—	102,118	—
Short-Term Investments	—	12,707,257	—
	—	$150,911,296	—
Other Financial Instruments
Futures Contracts	$117	—	—
Swap Agreements	—	$42,220	—
	$117	$42,220	—

Avantis Core Municipal Fixed Income ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$28,728,032	—
Short-Term Investments	$192,445	—	—
	$192,445	$28,728,032	—

Avantis Short-Term Fixed Income ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$42,160,175	—
U.S. Treasury Securities and Equivalents	—	19,640,649	—
U.S. Government Agency Securities	—	2,798,846	—
Sovereign Governments and Agencies	—	153,176	—
	—	$64,752,846	—
48

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The fund's average notional amount to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income ETF	$1,750,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis Core Fixed Income ETF	$634,385
Avantis Short-Term Fixed Income ETF	$122,904

49

Value of Derivative Instruments as of February 28, 2022

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$1,327
Interest Rate Risk	Receivable for variation margin on futures contracts*	$117	Payable for variation margin on futures contracts*	—
		$117		$1,327

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

At period end, Avantis Short-Term Fixed Income ETF did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$2,336	Change in net unrealized appreciation (depreciation) on swap agreements	$(15,000)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(31,454)	Change in net unrealized appreciation (depreciation) on futures contracts	(875)
		$(29,118)		$(15,875)

Avantis Short-Term Fixed Income ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(98)	Change in net unrealized appreciation (depreciation) on futures contracts	—

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.

A fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

50

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$155,385,820	$29,842,180	$66,133,799
Gross tax appreciation of investments	$62,423	$7,590	$3,572
Gross tax depreciation of investments	(4,536,947)	(929,293)	(1,384,525)
Net tax appreciation (depreciation) of investments	$(4,474,524)	$(921,703)	$(1,380,953)

For Avantis Core Fixed Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF.

As of August 31, 2021, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Core Fixed Income ETF	$(45,039)	$(871)
Avantis Core Municipal Fixed Income ETF	$(5,086)	—
Avantis Short-Term Fixed Income ETF	$(1,519)	—
51

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2022(4)	$49.67	0.33	(2.76)	(2.43)	(0.31)	0.00(5)	$46.93	(4.90)%	0.15%(6)	1.39%(6)	137%	$126,719
2021(7)	$50.00	0.51	(0.43)	0.08	(0.41)	0.00(5)	$49.67	0.15%	0.15%(6)	1.17%(6)	185%	$69,534

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)October 13, 2020 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2022(4)	$50.25	0.21	(1.87)	(1.66)	(0.20)	0.00(5)	$48.39	(3.31)%	0.15%(6)	0.86%(6)	1%	$29,035
2021(7)	$50.00	0.26	0.17	0.43	(0.21)	0.03	$50.25	0.93%	0.15%(6)	0.70%(6)	14%	$27,637

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)December 8, 2020 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2022(4)	$50.00	0.19	(1.53)	(1.34)	(0.15)	0.00(5)	$48.51	(2.69)%	0.15%(6)	0.76%(6)	26%	$65,483
2021(7)	$50.00	0.18	(0.02)	0.16	(0.16)	0.00(5)	$50.00	0.33%	0.15%(6)	0.40%(6)	49%	$32,499

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2022 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)October 13, 2020 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

55

Notes
56

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96957 2204

Semiannual Report

February 28, 2022

Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.

Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2022

Avantis U.S. Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	3.1%
Other Assets and Liabilities	(2.6)%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	6.6%
Software	6.5%
Banks	6.4%
Semiconductors and Semiconductor Equipment	5.8%
Technology Hardware, Storage and Peripherals	5.0%

3

Fund Characteristics

FEBRUARY 28, 2022

Avantis U.S. Small Cap Value Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Corporate Bonds	—*
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.6)%
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Banks	16.3%
Oil, Gas and Consumable Fuels	13.8%
Specialty Retail	6.7%
Trading Companies and Distributors	5.3%
Thrifts and Mortgage Finance	4.3%

4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class's. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Avantis U.S. Equity Fund
Actual
Institutional Class	$1,000	$972.70	$0.73	0.15%
G Class	$1,000	$974.10	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
Avantis U.S. Small Cap Value Fund
Actual
Institutional Class	$1,000	$1,055.80	$1.27	0.25%
G Class	$1,000	$1,056.90	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.56	$1.25	0.25%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
6

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Avantis U.S. Equity Fund
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.0%
AAR Corp.(1)	678	$30,469
Aerojet Rocketdyne Holdings, Inc.	361	13,989
AeroVironment, Inc.(1)	151	10,729
Astronics Corp.(1)	327	4,810
Axon Enterprise, Inc.(1)	257	36,044
Boeing Co. (The)(1)	1,587	325,875
BWX Technologies, Inc.	1,944	103,848
Curtiss-Wright Corp.	281	41,453
Ducommun, Inc.(1)	89	4,495
General Dynamics Corp.	848	198,814
HEICO Corp.	159	23,454
HEICO Corp., Class A	385	47,324
Hexcel Corp.	1,272	73,649
Howmet Aerospace, Inc.	1,262	45,331
Huntington Ingalls Industries, Inc.	493	100,769
Kaman Corp.	710	30,821
Kratos Defense & Security Solutions, Inc.(1)	917	19,184
L3Harris Technologies, Inc.	689	173,842
Lockheed Martin Corp.	1,283	556,565
Maxar Technologies, Inc.	218	7,072
Mercury Systems, Inc.(1)	261	15,717
Moog, Inc., Class A	847	70,394
National Presto Industries, Inc.	103	8,189
Northrop Grumman Corp.	472	208,690
Parsons Corp.(1)	30	1,040
Raytheon Technologies Corp.	8,595	882,706
Spirit AeroSystems Holdings, Inc., Class A	1,194	59,700
Textron, Inc.	3,876	283,452
TransDigm Group, Inc.(1)	207	137,984
Triumph Group, Inc.(1)	528	13,221
Virgin Galactic Holdings, Inc.(1)(2)	601	5,818
Woodward, Inc.	1,377	171,616
		3,707,064
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	2,128	67,053
Atlas Air Worldwide Holdings, Inc.(1)	1,208	94,659
CH Robinson Worldwide, Inc.	502	48,533
Expeditors International of Washington, Inc.	2,803	289,718
FedEx Corp.	3,847	855,073
Forward Air Corp.	234	24,144
GXO Logistics, Inc.(1)	748	62,780
Hub Group, Inc., Class A(1)	672	56,717
United Parcel Service, Inc., Class B	8,117	1,707,979
		3,206,656
7

Avantis U.S. Equity Fund
	Shares	Value
Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,423	$79,887
Allegiant Travel Co.(1)	385	67,025
American Airlines Group, Inc.(1)	2,286	39,433
Delta Air Lines, Inc.(1)	1,199	47,864
Hawaiian Holdings, Inc.(1)	262	5,025
JetBlue Airways Corp.(1)	4,043	61,737
Mesa Air Group, Inc.(1)	522	2,271
SkyWest, Inc.(1)	1,629	45,791
Southwest Airlines Co.(1)	3,946	172,835
Spirit Airlines, Inc.(1)	1,038	26,033
Sun Country Airlines Holdings, Inc.(1)	212	5,734
United Airlines Holdings, Inc.(1)	677	30,059
		583,694
Auto Components — 0.4%
Adient plc(1)	136	6,086
American Axle & Manufacturing Holdings, Inc.(1)	4,453	41,235
Aptiv plc(1)	2,035	263,410
Autoliv, Inc.	2,536	223,193
BorgWarner, Inc.	4,383	179,747
Cooper-Standard Holdings, Inc.(1)	132	1,679
Dana, Inc.	2,357	43,887
Dorman Products, Inc.(1)	693	64,740
Fox Factory Holding Corp.(1)	305	35,996
Gentex Corp.	4,070	123,199
Gentherm, Inc.(1)	778	66,006
Goodyear Tire & Rubber Co. (The)(1)	8,220	127,328
LCI Industries	203	25,278
Lear Corp.	944	148,529
Luminar Technologies, Inc.(1)(2)	1,025	14,381
Modine Manufacturing Co.(1)	860	8,686
Motorcar Parts of America, Inc.(1)	233	3,763
Patrick Industries, Inc.	244	17,407
QuantumScape Corp.(1)(2)	2,508	40,479
Standard Motor Products, Inc.	341	14,905
Stoneridge, Inc.(1)	176	2,906
Superior Industries International, Inc.(1)	846	3,299
Tenneco, Inc., Class A(1)	101	1,947
Veoneer, Inc.(1)	1,128	39,988
Visteon Corp.(1)	323	38,815
XPEL, Inc.(1)	189	13,721
		1,550,610
Automobiles — 1.3%
Canoo, Inc.(1)(2)	2,240	12,858
Fisker, Inc.(1)(2)	2,947	35,953
Ford Motor Co.	36,419	639,518
General Motors Co.(1)	15,250	712,480
Harley-Davidson, Inc.	2,895	119,563
Lordstown Motors Corp., Class A(1)(2)	2,733	7,024
Lucid Group, Inc.(1)(2)	4,717	136,699
Rivian Automotive, Inc., Class A(1)	241	16,282
8

Avantis U.S. Equity Fund
	Shares	Value
Tesla, Inc.(1)	3,463	$3,014,299
Thor Industries, Inc.	768	69,504
Winnebago Industries, Inc.	797	51,064
Workhorse Group, Inc.(1)	232	726
		4,815,970
Banks — 6.4%
1st Source Corp.	134	6,471
Allegiance Bancshares, Inc.	505	21,639
Amerant Bancorp, Inc.	864	28,037
American National Bankshares, Inc.	144	5,558
Ameris Bancorp	1,706	84,447
Arrow Financial Corp.	599	20,576
Associated Banc-Corp.	3,139	76,560
Atlantic Capital Bancshares, Inc.(1)	708	22,897
Atlantic Union Bankshares Corp.	1,701	69,112
Banc of California, Inc.	1,504	29,554
BancFirst Corp.	383	29,924
Bancorp, Inc. (The)(1)	1,185	34,721
Bank First Corp.	58	4,085
Bank of America Corp.	39,414	1,742,099
Bank of Hawaii Corp.	897	77,303
Bank of Marin Bancorp	324	11,444
Bank OZK	2,581	121,359
BankUnited, Inc.	2,248	99,362
Banner Corp.	954	58,776
Bar Harbor Bankshares	129	3,709
Berkshire Hills Bancorp, Inc.	845	26,280
Blue Ridge Bankshares, Inc.	811	13,017
BOK Financial Corp.	625	64,187
Brookline Bancorp., Inc.	1,675	28,710
Business First Bancshares, Inc.	748	19,590
Byline Bancorp, Inc.	780	21,271
Cadence Bank	2,791	88,251
Cambridge Bancorp	192	16,925
Camden National Corp.	451	21,445
Capital City Bank Group, Inc.	175	4,912
Capstar Financial Holdings, Inc.	296	6,334
Carter Bankshares, Inc.(1)	1,318	21,958
Cathay General Bancorp	1,459	68,617
CBTX, Inc.	475	14,279
Central Pacific Financial Corp.	1,144	33,393
Citigroup, Inc.	18,405	1,090,128
Citizens & Northern Corp.	211	5,226
Citizens Financial Group, Inc.	8,217	430,735
City Holding Co.	392	31,231
Civista Bancshares, Inc.	218	5,317
CNB Financial Corp.	770	20,136
Coastal Financial Corp.(1)	338	16,089
Columbia Banking System, Inc.	1,191	43,626
Comerica, Inc.	3,303	315,403
Commerce Bancshares, Inc.	2,089	149,948
9

Avantis U.S. Equity Fund
	Shares	Value
Community Bank System, Inc.	549	$40,044
Community Trust Bancorp, Inc.	482	20,379
ConnectOne Bancorp, Inc.	823	27,159
CrossFirst Bankshares, Inc.(1)	869	13,669
Cullen/Frost Bankers, Inc.	810	113,991
Customers Bancorp, Inc.(1)	1,382	85,062
CVB Financial Corp.	2,412	56,875
Dime Community Bancshares, Inc.	674	22,909
Eagle Bancorp, Inc.	741	44,401
East West Bancorp, Inc.	2,811	246,131
Eastern Bankshares, Inc.	2,790	60,989
Enterprise Bancorp, Inc.	150	6,044
Enterprise Financial Services Corp.	559	27,637
Equity Bancshares, Inc., Class A	592	18,618
F.N.B. Corp.	6,440	86,489
Farmers National Banc Corp.	1,110	19,125
FB Financial Corp.	818	36,352
Fifth Third Bancorp	11,351	543,032
Financial Institutions, Inc.	648	20,697
First BanCorp	4,758	67,183
First Bancorp, Inc. (The)	69	2,056
First Bancorp/Southern Pines NC	791	35,500
First Bancshares, Inc. (The)	537	18,961
First Busey Corp.	1,592	43,700
First Citizens BancShares, Inc., Class A	259	204,209
First Commonwealth Financial Corp.	2,633	42,523
First Community Bankshares, Inc.	369	10,823
First Financial Bancorp	1,572	38,640
First Financial Bankshares, Inc.	1,917	91,863
First Financial Corp.	130	6,046
First Foundation, Inc.	1,202	32,057
First Hawaiian, Inc.	2,303	66,948
First Horizon Corp.	11,889	279,154
First Internet Bancorp	270	13,198
First Interstate Bancsystem, Inc., Class A	2,212	89,807
First Merchants Corp.	1,011	44,221
First Mid Bancshares, Inc.	445	17,831
First of Long Island Corp. (The)	279	6,074
First Republic Bank	1,703	295,062
Five Star Bancorp	297	9,032
Flushing Financial Corp.	915	21,493
Fulton Financial Corp.	4,585	82,622
German American Bancorp, Inc.	515	20,487
Glacier Bancorp, Inc.	1,729	95,787
Great Southern Bancorp, Inc.	358	21,988
Hancock Whitney Corp.	1,892	105,347
Hanmi Financial Corp.	1,345	35,131
HarborOne Bancorp, Inc.	694	10,264
Heartland Financial USA, Inc.	932	46,246
Heritage Commerce Corp.	1,136	13,507
Heritage Financial Corp.	687	18,013
10

Avantis U.S. Equity Fund
	Shares	Value
Hilltop Holdings, Inc.	1,799	$55,625
Home BancShares, Inc.	2,242	52,485
HomeStreet, Inc.	686	35,302
HomeTrust Bancshares, Inc.	196	5,896
Hope Bancorp, Inc.	2,599	44,079
Horizon Bancorp, Inc.	1,083	21,747
Huntington Bancshares, Inc.	17,307	268,605
Independent Bank Corp. (Massachusetts)	694	59,691
Independent Bank Corp. (Michigan)	653	15,541
Independent Bank Group, Inc.	668	51,536
International Bancshares Corp.	1,494	64,257
Investors Bancorp, Inc.	6,090	101,947
JPMorgan Chase & Co.	22,283	3,159,729
KeyCorp	20,087	503,581
Lakeland Bancorp, Inc.	1,178	21,251
Lakeland Financial Corp.	564	45,238
Live Oak Bancshares, Inc.	865	55,317
M&T Bank Corp.	2,216	403,822
Macatawa Bank Corp.	489	4,489
Mercantile Bank Corp.	568	20,942
Meta Financial Group, Inc.	714	39,548
Metrocity Bankshares, Inc.	562	13,662
Metropolitan Bank Holding Corp.(1)	258	26,381
Mid Penn Bancorp, Inc.	311	8,705
Midland States Bancorp, Inc.	740	21,726
MidWestOne Financial Group, Inc.	190	5,736
MVB Financial Corp.	145	5,585
National Bank Holdings Corp., Class A	687	30,489
NBT Bancorp, Inc.	895	34,341
Nicolet Bankshares, Inc.(1)	207	19,719
Northrim BanCorp, Inc.	88	3,942
Northwest Bancshares, Inc.	2,752	38,748
OceanFirst Financial Corp.	1,395	31,220
OFG Bancorp	1,549	43,651
Old National Bancorp.	5,628	102,880
Old Second Bancorp, Inc.	455	6,475
Origin Bancorp, Inc.	543	25,076
Pacific Premier Bancorp, Inc.	1,771	68,555
PacWest Bancorp	3,340	165,063
Park National Corp.	449	60,193
Parke Bancorp, Inc.	239	5,638
PCB Bancorp.	619	14,565
Peapack-Gladstone Financial Corp.	200	7,544
People's United Financial, Inc.	7,181	151,375
Peoples Bancorp, Inc.	385	12,043
Pinnacle Financial Partners, Inc.	1,064	107,549
PNC Financial Services Group, Inc. (The)	3,613	719,890
Popular, Inc.	2,387	219,246
Preferred Bank	443	34,767
Premier Financial Corp.	1,015	31,130
Primis Financial Corp.	314	4,490
11

Avantis U.S. Equity Fund
	Shares	Value
Prosperity Bancshares, Inc.	1,254	$93,373
QCR Holdings, Inc.	506	28,265
RBB Bancorp	230	5,548
Regions Financial Corp.	20,692	500,539
Renasant Corp.	997	36,400
Republic Bancorp, Inc., Class A	412	18,903
S&T Bancorp, Inc.	647	20,115
Sandy Spring Bancorp, Inc.	1,151	54,201
Seacoast Banking Corp. of Florida	1,088	39,875
ServisFirst Bancshares, Inc.	1,192	104,157
Sierra Bancorp	218	5,851
Signature Bank	915	315,574
Silvergate Capital Corp., Class A(1)	419	53,666
Simmons First National Corp., Class A	2,106	60,063
SmartFinancial, Inc.	229	5,975
Southern First Bancshares, Inc.(1)	222	12,667
Southside Bancshares, Inc.	640	26,682
SouthState Corp.	1,093	98,370
Spirit of Texas Bancshares, Inc.	210	5,991
Stock Yards Bancorp, Inc.	339	18,126
Summit Financial Group, Inc.	196	5,345
SVB Financial Group(1)	789	478,134
Synovus Financial Corp.	4,044	212,917
Texas Capital Bancshares, Inc.(1)	1,212	80,719
Tompkins Financial Corp.	301	23,809
Towne Bank	1,775	55,345
Trico Bancshares	542	23,523
TriState Capital Holdings, Inc.(1)	721	23,937
Triumph Bancorp, Inc.(1)	767	76,945
Truist Financial Corp.	11,481	714,348
Trustmark Corp.	1,692	53,281
U.S. Bancorp	12,505	707,033
UMB Financial Corp.	1,004	102,267
Umpqua Holdings Corp.	5,629	120,179
United Bankshares, Inc.	2,235	81,846
United Community Banks, Inc.	1,863	72,024
Univest Financial Corp.	963	27,908
Valley National Bancorp	7,055	98,558
Veritex Holdings, Inc.	933	37,908
Washington Trust Bancorp, Inc.	493	26,755
Webster Financial Corp.	3,147	189,481
Wells Fargo & Co.	37,916	2,023,577
WesBanco, Inc.	1,104	40,340
West BanCorp, Inc.	181	5,231
Westamerica BanCorp	420	24,914
Western Alliance Bancorp	2,406	225,538
Wintrust Financial Corp.	1,545	153,511
Zions Bancorp N.A.	3,760	266,546
		22,987,289
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A(1)	75	28,759
12

Avantis U.S. Equity Fund
	Shares	Value
Brown-Forman Corp., Class A	472	$28,811
Brown-Forman Corp., Class B	2,964	193,342
Coca-Cola Co. (The)	18,899	1,176,274
Coca-Cola Consolidated, Inc.	201	99,883
Constellation Brands, Inc., Class A	1,268	273,406
Keurig Dr Pepper, Inc.	3,480	134,572
MGP Ingredients, Inc.	401	31,924
Molson Coors Beverage Co., Class B	2,596	135,459
Monster Beverage Corp.(1)	2,753	232,353
National Beverage Corp.	860	37,849
PepsiCo, Inc.	7,668	1,255,558
		3,628,190
Biotechnology — 2.6%
2seventy bio, Inc.(1)	41	608
AbbVie, Inc.	8,659	1,279,540
ACADIA Pharmaceuticals, Inc.(1)	932	23,682
Adicet Bio, Inc.(1)	495	6,475
Adverum Biotechnologies, Inc.(1)	241	323
Affimed NV(1)	1,762	7,770
Agios Pharmaceuticals, Inc.(1)	619	19,269
Akebia Therapeutics, Inc.(1)	228	492
Alaunos Therapeutics, Inc.(1)	600	592
Albireo Pharma, Inc.(1)	120	4,001
Alector, Inc.(1)	2,399	38,000
Alkermes plc(1)	2,415	60,037
Allakos, Inc.(1)	54	302
Allogene Therapeutics, Inc.(1)	125	1,144
Alnylam Pharmaceuticals, Inc.(1)	419	66,139
Altimmune, Inc.(1)(2)	125	926
ALX Oncology Holdings, Inc.(1)	72	1,305
Amgen, Inc.	2,868	649,545
Amicus Therapeutics, Inc.(1)	341	2,776
AnaptysBio, Inc.(1)	151	4,616
Anika Therapeutics, Inc.(1)	17	552
Apellis Pharmaceuticals, Inc.(1)	256	10,888
Arcturus Therapeutics Holdings, Inc.(1)	69	1,654
Arcus Biosciences, Inc.(1)	711	26,449
Arcutis Biotherapeutics, Inc.(1)	166	2,955
Ardelyx, Inc.(1)	348	268
Arena Pharmaceuticals, Inc.(1)	726	68,948
Arrowhead Pharmaceuticals, Inc.(1)	866	38,104
Assembly Biosciences, Inc.(1)(2)	133	206
Atara Biotherapeutics, Inc.(1)	834	10,717
Avid Bioservices, Inc.(1)	1,628	33,341
Beam Therapeutics, Inc.(1)(2)	483	37,843
BioCryst Pharmaceuticals, Inc.(1)	946	15,713
Biogen, Inc.(1)	1,538	324,533
Biohaven Pharmaceutical Holding Co. Ltd.(1)	428	50,808
BioMarin Pharmaceutical, Inc.(1)	2,017	157,568
Bluebird Bio, Inc.(1)	123	743
Blueprint Medicines Corp.(1)	609	36,875
13

Avantis U.S. Equity Fund
	Shares	Value
Bridgebio Pharma, Inc.(1)	308	$2,402
C4 Therapeutics, Inc.(1)	686	15,387
Calithera Biosciences, Inc.(1)	173	84
Catalyst Pharmaceuticals, Inc.(1)	2,298	17,924
Celldex Therapeutics, Inc.(1)	295	8,820
Cerevel Therapeutics Holdings, Inc.(1)	435	11,514
ChemoCentryx, Inc.(1)	1,106	33,556
Chimerix, Inc.(1)	557	3,141
Coherus Biosciences, Inc.(1)	404	4,763
Cortexyme, Inc.(1)	256	1,114
Crinetics Pharmaceuticals, Inc.(1)	307	6,146
CRISPR Therapeutics AG(1)	727	44,616
Cullinan Oncology, Inc.(1)(2)	506	7,256
CureVac NV(1)(2)	1,193	20,066
Day One Biopharmaceuticals, Inc.(1)	822	11,229
Deciphera Pharmaceuticals, Inc.(1)	82	632
Denali Therapeutics, Inc.(1)	843	27,448
DermTech, Inc.(1)	291	3,722
Design Therapeutics, Inc.(1)	496	6,731
Dynavax Technologies Corp.(1)	4,847	59,424
Eagle Pharmaceuticals, Inc.(1)	139	6,587
Editas Medicine, Inc.(1)	376	6,437
Emergent BioSolutions, Inc.(1)	873	36,125
Enanta Pharmaceuticals, Inc.(1)	212	14,929
Exact Sciences Corp.(1)	920	71,815
Exelixis, Inc.(1)	2,650	54,404
Fate Therapeutics, Inc.(1)	134	4,630
FibroGen, Inc.(1)	118	1,660
Frequency Therapeutics, Inc.(1)	165	469
G1 Therapeutics, Inc.(1)(2)	166	1,761
Generation Bio Co.(1)	153	783
Geron Corp.(1)	2,825	3,079
Gilead Sciences, Inc.	19,108	1,154,123
Global Blood Therapeutics, Inc.(1)	548	16,550
Gossamer Bio, Inc.(1)	642	5,797
Gritstone bio, Inc.(1)	1,380	7,038
Halozyme Therapeutics, Inc.(1)	3,522	124,925
Harpoon Therapeutics, Inc.(1)	487	1,997
Heron Therapeutics, Inc.(1)	189	1,342
Horizon Therapeutics plc(1)	1,939	176,779
Ideaya Biosciences, Inc.(1)	273	3,604
ImmunoGen, Inc.(1)	508	2,865
Incyte Corp.(1)	1,889	129,019
Inovio Pharmaceuticals, Inc.(1)	1,873	6,069
Instil Bio, Inc.(1)(2)	748	8,026
Intellia Therapeutics, Inc.(1)	521	51,501
Ionis Pharmaceuticals, Inc.(1)	359	11,983
Iovance Biotherapeutics, Inc.(1)	1,053	16,500
Ironwood Pharmaceuticals, Inc.(1)	5,146	55,371
iTeos Therapeutics, Inc.(1)	831	30,024
IVERIC bio, Inc.(1)	2,274	36,475
14

Avantis U.S. Equity Fund
	Shares	Value
Keros Therapeutics, Inc.(1)	47	$2,524
Kezar Life Sciences, Inc.(1)	1,295	19,231
Kiniksa Pharmaceuticals Ltd., Class A(1)	232	2,376
Kodiak Sciences, Inc.(1)	87	752
Krystal Biotech, Inc.(1)	58	3,686
Kura Oncology, Inc.(1)	858	13,616
Kymera Therapeutics, Inc.(1)	547	21,749
Ligand Pharmaceuticals, Inc.(1)	249	25,204
Lyell Immunopharma, Inc.(1)(2)	1,136	8,225
MacroGenics, Inc.(1)	152	1,421
Madrigal Pharmaceuticals, Inc.(1)(2)	28	2,600
Merus NV(1)	353	9,916
Mirati Therapeutics, Inc.(1)	383	33,815
Moderna, Inc.(1)	5,818	893,645
Monte Rosa Therapeutics, Inc.(1)(2)	439	6,295
Myriad Genetics, Inc.(1)	693	16,895
Natera, Inc.(1)	459	30,179
Neurocrine Biosciences, Inc.(1)	1,142	102,632
Nkarta, Inc.(1)(2)	93	843
Novavax, Inc.(1)	1,164	97,043
Nurix Therapeutics, Inc.(1)	334	5,401
Olema Pharmaceuticals, Inc.(1)	299	1,399
OPKO Health, Inc.(1)(2)	3,813	11,935
Organogenesis Holdings, Inc.(1)	778	5,788
Passage Bio, Inc.(1)	253	840
PDL BioPharma, Inc.(1)	752	1,925
Prometheus Biosciences, Inc.(1)	705	30,696
Protagonist Therapeutics, Inc.(1)	357	8,668
Prothena Corp. plc(1)	243	8,408
RAPT Therapeutics, Inc.(1)	240	4,800
Recursion Pharmaceuticals, Inc., Class A(1)(2)	1,067	11,684
Regeneron Pharmaceuticals, Inc.(1)	1,560	964,642
REGENXBIO, Inc.(1)	230	6,028
Relay Therapeutics, Inc.(1)	247	5,955
Repare Therapeutics, Inc.(1)(2)	136	2,186
Replimune Group, Inc.(1)	131	2,101
REVOLUTION Medicines, Inc.(1)	430	8,136
Rhythm Pharmaceuticals, Inc.(1)	119	907
Sage Therapeutics, Inc.(1)	1,513	55,028
Sangamo Therapeutics, Inc.(1)	1,575	9,214
Sarepta Therapeutics, Inc.(1)	530	40,603
Seagen, Inc.(1)	694	89,436
Spectrum Pharmaceuticals, Inc.(1)	83	56
SpringWorks Therapeutics, Inc.(1)	56	3,169
Stoke Therapeutics, Inc.(1)	72	1,404
Sutro Biopharma, Inc.(1)	160	1,427
Syndax Pharmaceuticals, Inc.(1)	280	4,365
Talaris Therapeutics, Inc.(1)	356	2,496
Tango Therapeutics, Inc.(1)	1,099	10,067
TCR2 Therapeutics, Inc.(1)	110	298
TG Therapeutics, Inc.(1)	186	1,836
15

Avantis U.S. Equity Fund
	Shares	Value
Travere Therapeutics, Inc.(1)	1,114	$30,368
Turning Point Therapeutics, Inc.(1)	116	3,673
Twist Bioscience Corp.(1)	62	3,468
Ultragenyx Pharmaceutical, Inc.(1)	172	11,579
uniQure NV(1)	1,408	23,922
United Therapeutics Corp.(1)	655	108,861
Vanda Pharmaceuticals, Inc.(1)	982	11,156
Vaxart, Inc.(1)(2)	1,500	7,620
Vaxcyte, Inc.(1)	339	7,855
VBI Vaccines, Inc.(1)(2)	770	1,147
Vertex Pharmaceuticals, Inc.(1)	4,407	1,013,698
Verve Therapeutics, Inc.(1)(2)	173	5,648
Viking Therapeutics, Inc.(1)	399	1,337
Vir Biotechnology, Inc.(1)	247	6,222
Voyager Therapeutics, Inc.(1)(2)	243	965
Xencor, Inc.(1)	485	15,185
Xenon Pharmaceuticals, Inc.(1)	995	31,541
Zymeworks, Inc.(1)	83	601
		9,192,740
Building Products — 0.7%
AAON, Inc.	427	25,005
Advanced Drainage Systems, Inc.	484	56,493
Allegion plc	925	105,931
American Woodmark Corp.(1)	7	375
AO Smith Corp.	3,011	206,494
Apogee Enterprises, Inc.	686	30,918
Armstrong World Industries, Inc.	518	45,791
AZEK Co., Inc. (The)(1)	127	3,745
Builders FirstSource, Inc.(1)	2,682	199,594
Carlisle Cos., Inc.	502	119,175
Carrier Global Corp.	4,462	200,255
Cornerstone Building Brands, Inc.(1)	599	13,226
CSW Industrials, Inc.	63	7,581
Fortune Brands Home & Security, Inc.	926	80,469
Gibraltar Industries, Inc.(1)	251	12,128
Griffon Corp.	1,265	29,158
Insteel Industries, Inc.	667	24,752
JELD-WEN Holding, Inc.(1)	1,516	34,989
Johnson Controls International plc	2,010	130,570
Lennox International, Inc.	155	41,374
Masco Corp.	1,107	62,036
Masonite International Corp.(1)	811	76,502
Owens Corning	2,651	247,047
PGT Innovations, Inc.(1)	395	8,496
Quanex Building Products Corp.	780	17,831
Resideo Technologies, Inc.(1)	946	24,350
Simpson Manufacturing Co., Inc.	774	91,727
Trane Technologies plc	863	132,842
Trex Co., Inc.(1)	2,678	245,948
UFP Industries, Inc.	892	76,489
Zurn Water Solutions Corp.	2,517	81,853
		2,433,144
16

Avantis U.S. Equity Fund
	Shares	Value
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	122	$16,880
Ameriprise Financial, Inc.	2,435	729,989
Ares Management Corp., Class A	806	65,359
Artisan Partners Asset Management, Inc., Class A	1,872	71,342
B. Riley Financial, Inc.	474	28,227
Bank of New York Mellon Corp. (The)	7,681	408,245
BGC Partners, Inc., Class A	5,615	25,717
BlackRock, Inc.	854	635,282
Blackstone, Inc.	9,082	1,157,683
Brightsphere Investment Group, Inc.	1,432	34,182
Carlyle Group, Inc. (The)	6,168	289,094
Cboe Global Markets, Inc.	580	68,028
Charles Schwab Corp. (The)	9,869	833,536
CME Group, Inc.	2,237	529,118
Cohen & Steers, Inc.	802	65,170
Coinbase Global, Inc., Class A(1)	2,116	403,669
Cowen, Inc., Class A	748	22,178
Diamond Hill Investment Group, Inc.	95	18,419
Donnelley Financial Solutions, Inc.(1)	603	19,356
Evercore, Inc., Class A	1,201	152,539
FactSet Research Systems, Inc.	543	220,507
Federated Hermes, Inc.	2,049	66,941
Focus Financial Partners, Inc., Class A(1)	408	20,416
Franklin Resources, Inc.	4,032	119,871
Freedom Holding Corp.(1)(2)	680	41,793
Goldman Sachs Group, Inc. (The)	4,136	1,411,575
Hamilton Lane, Inc., Class A	248	19,369
Houlihan Lokey, Inc.	1,894	194,817
Interactive Brokers Group, Inc., Class A	674	44,605
Intercontinental Exchange, Inc.	1,419	181,802
Invesco Ltd.	5,989	127,206
Janus Henderson Group plc	4,060	136,294
Jefferies Financial Group, Inc.	6,277	223,085
KKR & Co., Inc.	7,160	430,459
Lazard Ltd., Class A	3,231	111,728
LPL Financial Holdings, Inc.	870	157,426
MarketAxess Holdings, Inc.	363	138,459
Moelis & Co., Class A	2,333	112,474
Moody's Corp.	1,104	355,521
Morgan Stanley	12,112	1,099,043
Morningstar, Inc.	190	53,323
MSCI, Inc.	339	170,073
Nasdaq, Inc.	371	63,497
Northern Trust Corp.	2,838	323,248
Open Lending Corp., Class A(1)	2,157	44,930
Oppenheimer Holdings, Inc., Class A	408	17,621
Piper Sandler Cos.	766	113,376
PJT Partners, Inc., Class A	240	15,317
Raymond James Financial, Inc.	3,852	422,372
S&P Global, Inc.	1,784	670,432
17

Avantis U.S. Equity Fund
	Shares	Value
SEI Investments Co.	2,711	$158,810
State Street Corp.	3,881	331,166
StepStone Group, Inc., Class A	822	28,384
Stifel Financial Corp.	2,216	162,876
StoneX Group, Inc.(1)	391	29,501
T. Rowe Price Group, Inc.	3,744	541,233
Tradeweb Markets, Inc., Class A	632	53,391
Victory Capital Holdings, Inc., Class A	933	30,948
Virtu Financial, Inc., Class A	3,420	119,974
Virtus Investment Partners, Inc.	188	45,237
WisdomTree Investments, Inc.(2)	2,210	12,442
		14,195,555
Chemicals — 2.4%
AdvanSix, Inc.	1,154	46,229
Air Products and Chemicals, Inc.	2,140	505,682
Albemarle Corp.	2,047	400,987
American Vanguard Corp.	263	3,963
Amyris, Inc.(1)(2)	1,037	4,729
Ashland Global Holdings, Inc.	1,009	93,110
Avient Corp.	1,128	59,096
Axalta Coating Systems Ltd.(1)	1,496	40,452
Balchem Corp.	317	43,854
Cabot Corp.	2,108	154,221
Celanese Corp.	2,436	339,286
CF Industries Holdings, Inc.	2,530	205,411
Chase Corp.	153	14,050
Chemours Co. (The)	5,314	146,666
Corteva, Inc.	9,479	493,192
Danimer Scientific, Inc.(1)(2)	1,017	4,048
Dow, Inc.	11,347	669,019
DuPont de Nemours, Inc.	4,665	360,931
Eastman Chemical Co.	2,634	312,050
Ecolab, Inc.	789	139,069
Ecovyst, Inc.	968	10,580
Element Solutions, Inc.	781	19,197
Ferro Corp.(1)	881	19,144
FMC Corp.	2,561	300,277
FutureFuel Corp.	321	2,363
GCP Applied Technologies, Inc.(1)	467	14,748
H.B. Fuller Co.	487	33,296
Hawkins, Inc.	610	27,609
Huntsman Corp.	5,297	214,211
Ingevity Corp.(1)	1,050	71,641
Innospec, Inc.	174	16,617
International Flavors & Fragrances, Inc.	1,354	180,082
Intrepid Potash, Inc.(1)	162	9,216
Koppers Holdings, Inc.(1)	734	21,014
Kraton Corp.(1)	874	40,335
Kronos Worldwide, Inc.	305	4,493
Linde plc(1)	2,924	857,434
Livent Corp.(1)	812	19,123
18

Avantis U.S. Equity Fund
	Shares	Value
LSB Industries, Inc.(1)	4,030	$69,719
LyondellBasell Industries NV, Class A	4,751	461,940
Minerals Technologies, Inc.	413	28,906
Mosaic Co. (The)	9,104	477,323
NewMarket Corp.	182	57,832
Olin Corp.	5,149	265,225
Origin Materials, Inc.(1)	1,311	6,804
Orion Engineered Carbons SA	2,060	32,012
PPG Industries, Inc.	980	130,781
PureCycle Technologies, Inc.(1)	1,105	7,691
Quaker Chemical Corp.	152	28,213
Rayonier Advanced Materials, Inc.(1)	569	3,340
RPM International, Inc.	949	80,257
Scotts Miracle-Gro Co. (The)	430	60,226
Sensient Technologies Corp.	532	43,693
Sherwin-Williams Co. (The)	1,835	482,843
Stepan Co.	372	38,547
Tredegar Corp.	322	3,706
Trinseo plc	1,457	75,706
Tronox Holdings plc, Class A	4,469	90,721
Valvoline, Inc.	2,780	89,877
Westlake Corp.	860	94,867
		8,527,654
Commercial Services and Supplies — 0.5%
ADT, Inc.	1,747	12,771
Brady Corp., Class A	638	29,399
Brink's Co. (The)	478	33,489
Casella Waste Systems, Inc., Class A(1)	858	64,693
Cimpress plc(1)	8	504
Cintas Corp.	542	203,423
Civeo Corp.(1)	270	5,894
Clean Harbors, Inc.(1)	1,513	144,386
Copart, Inc.(1)	1,874	230,277
Deluxe Corp.	156	4,853
Ennis, Inc.	205	3,850
Healthcare Services Group, Inc.	1,523	24,094
Heritage-Crystal Clean, Inc.(1)	610	17,104
HNI Corp.	1,019	41,463
IAA, Inc.(1)	1,865	68,520
Interface, Inc.	1,955	25,513
KAR Auction Services, Inc.(1)	586	10,818
Kimball International, Inc., Class B	412	3,819
MillerKnoll, Inc.	1,559	60,614
MSA Safety, Inc.	191	26,568
Pitney Bowes, Inc.	1,109	5,523
Republic Services, Inc.	746	89,729
Rollins, Inc.	1,768	57,690
Steelcase, Inc., Class A	935	11,379
Stericycle, Inc.(1)	75	4,377
Team, Inc.(1)	460	434
Tetra Tech, Inc.	261	41,439
19

Avantis U.S. Equity Fund
	Shares	Value
UniFirst Corp.	194	$35,162
US Ecology, Inc.(1)	196	9,298
VSE Corp.	101	4,813
Waste Connections, Inc.	1,017	125,589
Waste Management, Inc.	2,970	428,868
		1,826,353
Communications Equipment — 0.6%
ADTRAN, Inc.	351	7,227
Arista Networks, Inc.(1)	2,598	318,853
Aviat Networks, Inc.(1)	332	9,396
Cambium Networks Corp.(1)	125	3,476
Ciena Corp.(1)	2,194	150,113
Cisco Systems, Inc.	14,143	788,755
CommScope Holding Co., Inc.(1)	2,063	19,681
Comtech Telecommunications Corp.	175	3,601
Digi International, Inc.(1)	821	16,486
EMCORE Corp.(1)	812	3,151
Extreme Networks, Inc.(1)	2,001	22,991
F5, Inc.(1)	259	52,020
Juniper Networks, Inc.	2,173	73,426
Lumentum Holdings, Inc.(1)	1,326	131,088
Motorola Solutions, Inc.	734	161,796
NETGEAR, Inc.(1)	326	8,675
NetScout Systems, Inc.(1)	924	28,764
Plantronics, Inc.(1)	797	22,451
Ribbon Communications, Inc.(1)	594	1,806
Ubiquiti, Inc.(2)	105	26,658
ViaSat, Inc.(1)	1,590	72,568
Viavi Solutions, Inc.(1)	3,474	56,974
		1,979,956
Construction and Engineering — 0.3%
AECOM	294	21,362
Ameresco, Inc., Class A(1)	240	15,420
API Group Corp.(1)	1,739	37,510
Arcosa, Inc.	359	18,909
Argan, Inc.	354	13,767
Comfort Systems USA, Inc.	847	72,825
Construction Partners, Inc., Class A(1)	394	10,543
Dycom Industries, Inc.(1)	713	62,074
EMCOR Group, Inc.	1,105	127,672
Fluor Corp.(1)	1,268	27,465
Granite Construction, Inc.	1,364	41,288
Great Lakes Dredge & Dock Corp.(1)	920	12,981
IES Holdings, Inc.(1)	104	4,372
MasTec, Inc.(1)	1,366	107,586
Matrix Service Co.(1)	1	7
MDU Resources Group, Inc.	3,472	92,946
MYR Group, Inc.(1)	566	50,799
Northwest Pipe Co.(1)	260	7,410
NV5 Global, Inc.(1)	172	18,447
Primoris Services Corp.	679	17,905
20

Avantis U.S. Equity Fund
	Shares	Value
Quanta Services, Inc.	1,604	$174,740
Sterling Construction Co., Inc.(1)	1,283	37,887
Tutor Perini Corp.(1)	1,023	10,025
Valmont Industries, Inc.	236	51,082
WillScot Mobile Mini Holdings Corp.(1)	3,752	133,309
		1,168,331
Construction Materials — 0.2%
Eagle Materials, Inc.	835	114,253
Forterra, Inc.(1)	187	4,406
Martin Marietta Materials, Inc.	716	271,650
Summit Materials, Inc., Class A(1)	1,702	53,137
United States Lime & Minerals, Inc.	34	3,996
Vulcan Materials Co.	1,269	230,260
		677,702
Consumer Finance — 1.4%
Ally Financial, Inc.	8,467	422,503
American Express Co.	5,187	1,009,079
Atlanticus Holdings Corp.(1)	173	9,216
Capital One Financial Corp.	6,202	950,581
Credit Acceptance Corp.(1)	252	138,630
Discover Financial Services	6,133	757,058
Encore Capital Group, Inc.(1)	1,178	77,736
Enova International, Inc.(1)	991	40,403
EZCORP, Inc., Class A(1)	1,486	8,901
FirstCash Holdings, Inc.	493	35,516
Green Dot Corp., Class A(1)	1,850	53,003
LendingClub Corp.(1)	1,423	26,439
Navient Corp.	5,259	92,611
Nelnet, Inc., Class A	486	39,147
OneMain Holdings, Inc.	3,602	183,630
Oportun Financial Corp.(1)	218	3,562
PRA Group, Inc.(1)	1,218	54,359
PROG Holdings, Inc.(1)	2,373	72,709
Regional Management Corp.	404	20,737
SLM Corp.	9,429	185,751
SoFi Technologies, Inc.(1)(2)	8,756	100,256
Synchrony Financial	12,233	523,328
Upstart Holdings, Inc.(1)(2)	1,415	223,556
World Acceptance Corp.(1)	184	36,151
		5,064,862
Containers and Packaging — 0.6%
Amcor plc	6,192	72,013
AptarGroup, Inc.	741	90,313
Ardagh Metal Packaging SA(1)	1,684	13,994
Avery Dennison Corp.	871	153,470
Ball Corp.	2,728	244,811
Berry Global Group, Inc.(1)	844	51,189
Crown Holdings, Inc.	857	105,128
Graphic Packaging Holding Co.	9,779	201,252
Greif, Inc., Class A	102	5,864
International Paper Co.	4,515	196,538
21

Avantis U.S. Equity Fund
	Shares	Value
Myers Industries, Inc.	444	$7,379
O-I Glass, Inc.(1)	1,786	22,825
Packaging Corp. of America	2,267	333,680
Sealed Air Corp.	2,260	151,714
Silgan Holdings, Inc.	152	6,366
Sonoco Products Co.	2,357	138,403
TriMas Corp.	840	27,308
UFP Technologies, Inc.(1)	50	3,457
WestRock Co.	5,045	228,387
		2,054,091
Distributors — 0.2%
Funko, Inc., Class A(1)	360	6,286
Genuine Parts Co.	3,152	385,048
LKQ Corp.	4,458	209,303
Pool Corp.	605	277,441
		878,078
Diversified Consumer Services — 0.2%
2U, Inc.(1)	215	2,257
Adtalem Global Education, Inc.(1)	365	7,585
American Public Education, Inc.(1)	77	1,537
Bright Horizons Family Solutions, Inc.(1)	192	25,083
Chegg, Inc.(1)	238	7,442
Coursera, Inc.(1)	1,086	22,078
frontdoor, Inc.(1)	841	25,272
Graham Holdings Co., Class B	49	29,455
Grand Canyon Education, Inc.(1)	808	70,159
H&R Block, Inc.	2,819	69,939
Houghton Mifflin Harcourt Co.(1)	2,044	42,822
Laureate Education, Inc., Class A	5,744	62,265
OneSpaWorld Holdings Ltd.(1)	449	4,643
Perdoceo Education Corp.(1)	2,416	25,296
Service Corp. International	2,235	136,000
Strategic Education, Inc.	64	3,777
Stride, Inc.(1)	597	20,047
Terminix Global Holdings, Inc.(1)	304	12,938
WW International, Inc.(1)	204	2,079
		570,674
Diversified Financial Services — 0.8%
A-Mark Precious Metals, Inc.	306	21,940
Alerus Financial Corp.	142	4,083
Apollo Global Management, Inc.	9,602	626,627
Berkshire Hathaway, Inc., Class B(1)	4,666	1,499,886
Cannae Holdings, Inc.(1)	1,598	42,906
Equitable Holdings, Inc.	11,162	364,551
Voya Financial, Inc.	3,224	217,136
		2,777,129
Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	60	3,197
AT&T, Inc.	31,643	749,623
ATN International, Inc.	49	1,633
Cogent Communications Holdings, Inc.	206	13,060
22

Avantis U.S. Equity Fund
	Shares	Value
Consolidated Communications Holdings, Inc.(1)	479	$3,411
EchoStar Corp., Class A(1)	780	18,985
Frontier Communications Parent, Inc.(1)	7,854	216,378
IDT Corp., Class B(1)	973	35,086
Iridium Communications, Inc.(1)	2,214	87,652
Lumen Technologies, Inc.	5,309	55,001
Radius Global Infrastructure, Inc., Class A(1)	1,899	24,421
Telesat Corp.(1)	111	2,301
Verizon Communications, Inc.	40,028	2,148,303
		3,359,051
Electric Utilities — 1.5%
ALLETE, Inc.	479	30,148
Alliant Energy Corp.	1,782	104,069
American Electric Power Co., Inc.	5,430	492,230
Avangrid, Inc.(2)	746	33,473
Constellation Energy Corp.	3,903	179,460
Duke Energy Corp.	3,206	321,915
Edison International	5,622	356,547
Entergy Corp.	3,195	336,146
Evergy, Inc.	2,308	144,042
Eversource Energy	1,874	153,293
Exelon Corp.	14,973	637,251
FirstEnergy Corp.	4,696	196,528
Hawaiian Electric Industries, Inc.	2,356	96,549
IDACORP, Inc.	533	55,405
MGE Energy, Inc.	355	25,567
NextEra Energy, Inc.	5,012	392,289
NRG Energy, Inc.	4,000	151,360
OGE Energy Corp.	3,252	122,113
Otter Tail Corp.	618	38,230
PG&E Corp.(1)	31,766	361,179
Pinnacle West Capital Corp.	1,165	82,517
PNM Resources, Inc.	273	12,331
Portland General Electric Co.	2,024	102,759
PPL Corp.	9,537	249,583
Southern Co. (The)	7,486	484,868
Xcel Energy, Inc.	3,716	250,198
		5,410,050
Electrical Equipment — 0.6%
Acuity Brands, Inc.	620	113,069
Allied Motion Technologies, Inc.	103	3,586
AMETEK, Inc.	981	127,324
Array Technologies, Inc.(1)	950	10,678
Atkore, Inc.(1)	1,887	191,927
AZZ, Inc.	233	11,471
Bloom Energy Corp., Class A(1)	941	20,890
ChargePoint Holdings, Inc.(1)(2)	1,632	23,697
Eaton Corp. plc	1,202	185,457
Emerson Electric Co.	5,084	472,405
Encore Wire Corp.	825	96,047
EnerSys	620	45,093
23

Avantis U.S. Equity Fund
	Shares	Value
FREYR Battery SA(1)	2,327	$22,153
FuelCell Energy, Inc.(1)(2)	189	1,134
Generac Holdings, Inc.(1)	447	141,015
GrafTech International Ltd.	435	4,385
Hubbell, Inc.	215	38,324
nVent Electric plc	1,051	35,660
Plug Power, Inc.(1)(2)	5,674	143,495
Regal Rexnord Corp.	660	105,831
Rockwell Automation, Inc.	1,088	290,039
Sensata Technologies Holding plc(1)	509	29,476
Shoals Technologies Group, Inc., Class A(1)	232	3,668
Stem, Inc.(1)	1,139	10,843
Sunrun, Inc.(1)	2,181	59,498
TPI Composites, Inc.(1)	537	7,260
Vertiv Holdings Co.	4,773	62,144
Vicor Corp.(1)	201	15,029
		2,271,598
Electronic Equipment, Instruments and Components — 1.1%
Advanced Energy Industries, Inc.	675	57,949
Aeva Technologies, Inc.(1)	1,223	5,137
Amphenol Corp., Class A	2,070	157,341
Arrow Electronics, Inc.(1)	998	121,636
Avnet, Inc.	1,708	71,855
Badger Meter, Inc.	255	25,349
Bel Fuse, Inc., Class B	256	4,032
Belden, Inc.	19	1,071
Benchmark Electronics, Inc.	796	20,807
CDW Corp.	1,292	222,818
Cognex Corp.	1,413	95,462
Coherent, Inc.(1)	480	126,874
Corning, Inc.	12,804	517,282
CTS Corp.	352	13,355
Daktronics, Inc.(1)	760	3,504
ePlus, Inc.(1)	464	21,762
Fabrinet(1)	572	57,274
FARO Technologies, Inc.(1)	88	4,817
Flex Ltd.(1)	13,886	228,980
II-VI, Inc.(1)	1,038	72,099
Insight Enterprises, Inc.(1)	830	86,320
IPG Photonics Corp.(1)	275	35,846
Itron, Inc.(1)	11	524
Jabil, Inc.	4,260	246,271
Keysight Technologies, Inc.(1)	2,497	392,953
Kimball Electronics, Inc.(1)	789	13,602
Knowles Corp.(1)	1,027	22,368
Littelfuse, Inc.	295	76,172
Methode Electronics, Inc.	659	30,077
Napco Security Technologies, Inc.(1)	300	6,117
National Instruments Corp.	1,364	54,765
nLight, Inc.(1)	132	2,152
Novanta, Inc.(1)	194	26,506
24

Avantis U.S. Equity Fund
	Shares	Value
OSI Systems, Inc.(1)	313	$25,250
PC Connection, Inc.	108	5,269
Plexus Corp.(1)	496	40,409
Rogers Corp.(1)	301	82,173
Sanmina Corp.(1)	1,597	63,529
ScanSource, Inc.(1)	877	27,696
TD SYNNEX Corp.	1,631	166,085
TE Connectivity Ltd.	2,688	382,852
Teledyne Technologies, Inc.(1)	182	78,147
Trimble, Inc.(1)	742	51,754
TTM Technologies, Inc.(1)	3,605	45,315
Vishay Intertechnology, Inc.	3,351	64,306
Vishay Precision Group, Inc.(1)	149	4,680
Vontier Corp.	1,994	48,454
Zebra Technologies Corp., Class A(1)	322	133,095
		4,042,091
Energy Equipment and Services — 0.6%
Archrock, Inc.	4,682	39,095
Baker Hughes Co.	10,572	310,605
Bristow Group, Inc.(1)	795	26,346
Cactus, Inc., Class A	582	29,484
ChampionX Corp.(1)	4,393	94,054
Core Laboratories NV	695	19,154
DMC Global, Inc.(1)	184	5,410
Dril-Quip, Inc.(1)	252	7,268
Expro Group Holdings NV(1)	189	3,041
Exterran Corp.(1)	201	1,190
Halliburton Co.	18,925	634,555
Helix Energy Solutions Group, Inc.(1)	983	3,981
Helmerich & Payne, Inc.	1,931	69,960
Liberty Oilfield Services, Inc., Class A(1)	2,733	34,108
Nabors Industries Ltd.(1)	381	47,831
National Energy Services Reunited Corp.(1)	409	3,644
Newpark Resources, Inc.(1)	1,250	4,713
NexTier Oilfield Solutions, Inc.(1)	1,824	14,519
Noble Corp.(1)	1,247	32,185
NOV, Inc.	7,631	130,872
Oceaneering International, Inc.(1)	4,305	63,025
Oil States International, Inc.(1)	607	3,175
Patterson-UTI Energy, Inc.	3,711	53,550
ProPetro Holding Corp.(1)	3,099	39,574
RPC, Inc.(1)	699	6,130
Schlumberger NV	9,301	364,971
Select Energy Services, Inc., Class A(1)	634	5,250
TechnipFMC plc(1)	5,104	34,962
TETRA Technologies Inc(1)	3,876	12,403
Tidewater, Inc.(1)	322	4,769
Transocean Ltd.(1)	8,536	30,217
US Silica Holdings, Inc.(1)	3,249	46,981
Valaris Ltd.(1)	2,649	107,920
		2,284,942
25

Avantis U.S. Equity Fund
	Shares	Value
Entertainment — 0.8%
Activision Blizzard, Inc.	3,036	$247,434
AMC Entertainment Holdings, Inc., Class A(1)	2,207	41,624
Electronic Arts, Inc.	1,795	233,511
IMAX Corp.(1)	513	10,609
Liberty Media Corp.-Liberty Braves, Class C(1)	183	4,520
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	12,131
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,009	122,007
Live Nation Entertainment, Inc.(1)	402	48,570
Madison Square Garden Entertainment Corp.(1)	519	40,669
Madison Square Garden Sports Corp.(1)	133	23,009
Marcus Corp. (The)(1)	226	4,109
Netflix, Inc.(1)	2,425	956,711
Playtika Holding Corp.(1)	514	10,588
Roku, Inc.(1)	475	66,277
Skillz, Inc.(1)	1,099	3,418
Take-Two Interactive Software, Inc.(1)	2,510	406,620
Walt Disney Co. (The)(1)	4,501	668,218
World Wrestling Entertainment, Inc., Class A	1,456	86,282
Zynga, Inc., Class A(1)	2,372	21,538
		3,007,845
Food and Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	1,327	38,682
Andersons, Inc. (The)	834	38,030
BJ's Wholesale Club Holdings, Inc.(1)	2,011	126,432
Casey's General Stores, Inc.	680	127,894
Chefs' Warehouse, Inc. (The)(1)	158	5,190
Costco Wholesale Corp.	4,900	2,544,325
Grocery Outlet Holding Corp.(1)	68	1,891
Ingles Markets, Inc., Class A	654	53,772
Kroger Co. (The)	14,883	696,524
Natural Grocers by Vitamin Cottage, Inc.	165	2,800
Performance Food Group Co.(1)	1,656	92,802
PriceSmart, Inc.	302	21,962
SpartanNash Co.	1,193	33,571
Sprouts Farmers Market, Inc.(1)	4,615	131,435
Sysco Corp.	4,207	366,430
United Natural Foods, Inc.(1)	2,370	95,345
US Foods Holding Corp.(1)	249	9,734
Village Super Market, Inc., Class A	118	2,688
Walgreens Boots Alliance, Inc.	5,900	271,931
Walmart, Inc.	12,991	1,755,864
Weis Markets, Inc.	554	34,165
		6,451,467
Food Products — 1.0%
Archer-Daniels-Midland Co.	5,720	448,734
B&G Foods, Inc.	1,239	36,674
Bunge Ltd.	1,924	201,154
Cal-Maine Foods, Inc.	224	9,916
Calavo Growers, Inc.	128	5,464
Campbell Soup Co.	650	29,231
26

Avantis U.S. Equity Fund
	Shares	Value
Conagra Brands, Inc.	997	$34,865
Darling Ingredients, Inc.(1)	2,924	211,932
Flowers Foods, Inc.	5,736	157,224
Fresh Del Monte Produce, Inc.	779	20,161
Freshpet, Inc.(1)	113	10,761
General Mills, Inc.	1,563	105,393
Hain Celestial Group, Inc. (The)(1)	1,287	46,795
Hershey Co. (The)	1,576	318,762
Hormel Foods Corp.	1,791	85,323
Hostess Brands, Inc.(1)	2,775	59,774
Ingredion, Inc.	1,502	133,288
J&J Snack Foods Corp.	148	24,231
J.M. Smucker Co. (The)	1,415	190,671
John B Sanfilippo & Son, Inc.	282	22,425
Kellogg Co.	805	51,472
Kraft Heinz Co. (The)	5,846	229,280
Lamb Weston Holdings, Inc.	1,496	99,379
Lancaster Colony Corp.	177	29,773
McCormick & Co., Inc.	345	32,834
Mission Produce, Inc.(1)	437	5,672
Mondelez International, Inc., Class A	5,469	358,110
Pilgrim's Pride Corp.(1)	1,548	36,502
Post Holdings, Inc.(1)	93	9,778
Sanderson Farms, Inc.	714	127,513
Seaboard Corp.	3	11,578
Seneca Foods Corp., Class A(1)	387	19,253
Simply Good Foods Co. (The)(1)	1,298	51,440
Tattooed Chef, Inc.(1)(2)	428	5,196
TreeHouse Foods, Inc.(1)	20	785
Tyson Foods, Inc., Class A	4,285	397,048
Whole Earth Brands, Inc.(1)	405	3,843
		3,622,234
Gas Utilities — 0.2%
Atmos Energy Corp.	1,224	134,407
Chesapeake Utilities Corp.	291	38,688
Macquarie Infrastructure Holdings LLC	701	2,559
National Fuel Gas Co.	2,044	127,219
New Jersey Resources Corp.	1,870	81,569
Northwest Natural Holding Co.	389	20,232
ONE Gas, Inc.	647	53,759
South Jersey Industries, Inc.	1,641	55,679
Southwest Gas Holdings, Inc.	632	44,834
UGI Corp.	1,849	71,076
		630,022
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	9,989	1,204,873
ABIOMED, Inc.(1)	305	94,776
Accuray, Inc.(1)	892	3,095
Align Technology, Inc.(1)	816	417,351
AngioDynamics, Inc.(1)	722	16,989
Asensus Surgical, Inc.(1)	792	610
27

Avantis U.S. Equity Fund
	Shares	Value
Atrion Corp.	34	$24,326
Avanos Medical, Inc.(1)	244	8,635
Baxter International, Inc.	7,457	633,621
Becton Dickinson and Co.	864	234,386
Boston Scientific Corp.(1)	6,529	288,386
Butterfly Network, Inc.(1)(2)	3,163	16,289
Cardiovascular Systems, Inc.(1)	88	1,853
Co-Diagnostics, Inc.(1)(2)	798	4,628
CONMED Corp.	43	6,285
Cooper Cos., Inc. (The)	485	198,375
CryoPort, Inc.(1)	304	10,436
DENTSPLY SIRONA, Inc.	1,323	71,627
DexCom, Inc.(1)	406	168,047
Edwards Lifesciences Corp.(1)	4,339	487,573
Envista Holdings Corp.(1)	1,062	50,976
Glaukos Corp.(1)	840	46,460
Globus Medical, Inc., Class A(1)	1,092	76,789
Haemonetics Corp.(1)	829	47,842
Hologic, Inc.(1)	5,829	414,850
ICU Medical, Inc.(1)	398	94,219
IDEXX Laboratories, Inc.(1)	844	449,303
Inogen, Inc.(1)	174	6,071
Insulet Corp.(1)	144	38,115
Integer Holdings Corp.(1)	295	24,742
Integra LifeSciences Holdings Corp.(1)	697	46,741
Intuitive Surgical, Inc.(1)	1,704	494,722
iRhythm Technologies, Inc.(1)	140	18,098
Lantheus Holdings, Inc.(1)	836	39,978
LeMaitre Vascular, Inc.	128	6,076
LENSAR, Inc.(1)	57	334
LivaNova plc(1)	446	35,154
Masimo Corp.(1)	338	53,218
Medtronic plc	4,902	514,661
Meridian Bioscience, Inc.(1)	713	18,039
Merit Medical Systems, Inc.(1)	1,016	66,071
Mesa Laboratories, Inc.	54	13,788
Natus Medical, Inc.(1)	667	18,556
Nevro Corp.(1)	37	2,653
Novocure Ltd.(1)	198	16,208
NuVasive, Inc.(1)	617	33,392
OraSure Technologies, Inc.(1)	1,749	13,642
Ortho Clinical Diagnostics Holdings plc(1)	248	4,387
Orthofix Medical, Inc.(1)	268	9,107
OrthoPediatrics Corp.(1)	107	5,997
Outset Medical, Inc.(1)	537	23,612
Penumbra, Inc.(1)	198	43,905
Quidel Corp.(1)	1,409	149,058
ResMed, Inc.	787	194,192
Shockwave Medical, Inc.(1)	98	17,369
STAAR Surgical Co.(1)	175	13,881
STERIS plc	475	114,000
28

Avantis U.S. Equity Fund
	Shares	Value
Stryker Corp.	1,181	$311,016
Surmodics, Inc.(1)	92	4,129
Tandem Diabetes Care, Inc.(1)	400	45,052
Teleflex, Inc.	263	88,450
TransMedics Group, Inc.(1)	159	2,945
Utah Medical Products, Inc.	113	10,171
Varex Imaging Corp.(1)	658	15,555
ViewRay, Inc.(1)	1,573	6,544
Zimmer Biomet Holdings, Inc.	691	87,888
		7,680,117
Health Care Providers and Services — 2.1%
1Life Healthcare, Inc.(1)	162	1,752
Acadia Healthcare Co., Inc.(1)	340	19,281
Addus HomeCare Corp.(1)	73	6,208
agilon health, Inc.(1)	877	17,733
Alignment Healthcare, Inc.(1)	326	2,751
Amedisys, Inc.(1)	56	8,973
AmerisourceBergen Corp.	1,636	233,179
AMN Healthcare Services, Inc.(1)	702	74,510
Anthem, Inc.	3,313	1,496,979
Apollo Medical Holdings, Inc.(1)(2)	519	24,974
Brookdale Senior Living, Inc.(1)	5,183	35,659
Cardinal Health, Inc.	2,237	120,820
Castle Biosciences, Inc.(1)	150	6,494
Centene Corp.(1)	6,286	519,349
Chemed Corp.	168	80,353
Cigna Corp.	645	153,368
Clover Health Investments Corp.(1)(2)	2,646	7,197
Community Health Systems, Inc.(1)	542	5,696
CorVel Corp.(1)	304	48,354
Covetrus, Inc.(1)	193	3,420
Cross Country Healthcare, Inc.(1)	560	12,505
CVS Health Corp.	3,564	369,409
DaVita, Inc.(1)	433	48,829
Encompass Health Corp.	151	9,969
Ensign Group, Inc. (The)	885	74,375
Fulgent Genetics, Inc.(1)(2)	945	58,874
Guardant Health, Inc.(1)	210	13,917
Hanger, Inc.(1)	173	3,135
HCA Healthcare, Inc.	1,258	314,890
HealthEquity, Inc.(1)	87	4,673
Henry Schein, Inc.(1)	881	76,101
Hims & Hers Health, Inc.(1)	2,448	12,779
Humana, Inc.	1,244	540,294
InfuSystem Holdings, Inc.(1)	278	3,194
Invitae Corp.(1)	264	2,849
Joint Corp. (The)(1)	325	13,325
Laboratory Corp. of America Holdings(1)	1,478	400,922
LHC Group, Inc.(1)	107	14,570
McKesson Corp.	392	107,784
MEDNAX, Inc.(1)	181	4,248
29

Avantis U.S. Equity Fund
	Shares	Value
ModivCare, Inc.(1)	191	$22,538
Molina Healthcare, Inc.(1)	1,572	482,400
National Healthcare Corp.	233	15,150
National Research Corp.	202	8,036
Oak Street Health, Inc.(1)	233	4,080
Owens & Minor, Inc.	1,880	83,002
Patterson Cos., Inc.	1,666	49,813
Pennant Group, Inc. (The)(1)	123	1,999
Premier, Inc., Class A	2,036	73,174
Privia Health Group, Inc.(1)	226	5,817
Quest Diagnostics, Inc.	575	75,480
R1 RCM, Inc.(1)	2,179	59,247
RadNet, Inc.(1)	227	5,600
Select Medical Holdings Corp.	625	14,469
Tenet Healthcare Corp.(1)	1,018	87,538
Tivity Health, Inc.(1)	601	16,395
UnitedHealth Group, Inc.	3,077	1,464,252
Universal Health Services, Inc., Class B	846	121,765
		7,544,447
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(1)	1,356	26,388
American Well Corp., Class A(1)	2,082	8,807
Cerner Corp.	4,655	434,079
Certara, Inc.(1)	802	20,323
Change Healthcare, Inc.(1)	1,093	23,412
Evolent Health, Inc., Class A(1)	770	20,520
HealthStream, Inc.(1)	242	4,958
Inspire Medical Systems, Inc.(1)	128	31,240
Multiplan Corp.(1)(2)	1,051	3,952
NextGen Healthcare, Inc.(1)	1,155	22,557
Omnicell, Inc.(1)	389	50,290
Schrodinger, Inc.(1)	93	3,233
Teladoc Health, Inc.(1)	531	40,308
Veeva Systems, Inc., Class A(1)	600	137,430
		827,497
Hotels, Restaurants and Leisure — 1.5%
Accel Entertainment, Inc.(1)	1,558	20,394
Airbnb, Inc., Class A(1)	925	140,128
Aramark	268	9,905
BJ's Restaurants, Inc.(1)	123	3,945
Bloomin' Brands, Inc.(1)	1,045	25,717
Booking Holdings, Inc.(1)	268	582,163
Boyd Gaming Corp.(1)	2,404	170,540
Brinker International, Inc.(1)	97	4,126
Caesars Entertainment, Inc.(1)	1,838	154,741
Carnival Corp.(1)	6,046	122,915
Century Casinos, Inc.(1)	1,373	16,888
Cheesecake Factory, Inc. (The)(1)	793	33,932
Chipotle Mexican Grill, Inc.(1)	279	425,015
Choice Hotels International, Inc.	864	124,718
Churchill Downs, Inc.	547	131,756
30

Avantis U.S. Equity Fund
	Shares	Value
Chuy's Holdings, Inc.(1)	150	$4,890
Cracker Barrel Old Country Store, Inc.	640	85,933
Darden Restaurants, Inc.	1,717	249,343
Dine Brands Global, Inc.	76	6,372
Domino's Pizza, Inc.	107	46,247
DraftKings, Inc., Class A(1)	1,081	25,598
Everi Holdings, Inc.(1)	1,846	43,196
Expedia Group, Inc.(1)	973	190,815
Fiesta Restaurant Group, Inc.(1)	301	3,031
GAN Ltd.(1)	132	880
Golden Entertainment, Inc.(1)	852	48,504
Hilton Grand Vacations, Inc.(1)	2,206	114,403
Hilton Worldwide Holdings, Inc.(1)	899	133,825
Hyatt Hotels Corp., Class A(1)	564	54,770
International Game Technology plc	277	8,482
Jack in the Box, Inc.	49	4,227
Las Vegas Sands Corp.(1)	669	28,673
Marriott International, Inc., Class A(1)	2,042	347,426
Marriott Vacations Worldwide Corp.	43	6,909
McDonald's Corp.	1,418	347,084
MGM Resorts International	3,253	144,075
Monarch Casino & Resort, Inc.(1)	375	29,213
Noodles & Co.(1)	1,969	13,468
Norwegian Cruise Line Holdings Ltd.(1)	4,367	85,113
ONE Group Hospitality, Inc. (The)(1)	584	6,856
Papa John's International, Inc.	227	24,248
Penn National Gaming, Inc.(1)	3,016	154,872
Planet Fitness, Inc., Class A(1)	490	41,469
Playa Hotels & Resorts NV(1)	945	8,930
RCI Hospitality Holdings, Inc.	194	12,595
Red Robin Gourmet Burgers, Inc.(1)	134	2,352
Red Rock Resorts, Inc., Class A	2,005	100,811
Royal Caribbean Cruises Ltd.(1)	1,756	141,744
Ruth's Hospitality Group, Inc.	1,077	26,720
Scientific Games Corp., Class A(1)	443	27,874
SeaWorld Entertainment, Inc.(1)	1,367	94,856
Shake Shack, Inc., Class A(1)	95	7,098
Six Flags Entertainment Corp.(1)	148	6,462
Starbucks Corp.	2,286	209,832
Texas Roadhouse, Inc.	1,527	144,928
Travel + Leisure Co.	327	18,328
Vail Resorts, Inc.	134	34,914
Wendy's Co. (The)	1,933	43,956
Wingstop, Inc.	190	27,617
Wyndham Hotels & Resorts, Inc.	394	34,046
Wynn Resorts Ltd.(1)	211	18,256
Yum! Brands, Inc.	810	99,290
		5,277,414
Household Durables — 0.9%
Bassett Furniture Industries, Inc.	229	4,019
Beazer Homes USA, Inc.(1)	466	7,628
31

Avantis U.S. Equity Fund
	Shares	Value
Cavco Industries, Inc.(1)	165	$44,984
Century Communities, Inc.	837	53,334
D.R. Horton, Inc.	3,655	312,137
Ethan Allen Interiors, Inc.	462	12,040
Garmin Ltd.	1,702	187,969
GoPro, Inc., Class A(1)	2,385	20,511
Green Brick Partners, Inc.(1)	540	12,523
Helen of Troy Ltd.(1)	205	42,162
Hooker Furnishings Corp.	146	3,066
Hovnanian Enterprises, Inc., Class A(1)	211	20,281
Installed Building Products, Inc.	370	35,779
iRobot Corp.(1)	286	17,778
KB Home	1,452	56,062
La-Z-Boy, Inc.	995	29,034
Leggett & Platt, Inc.	589	21,840
Lennar Corp., Class A	3,819	343,252
Lennar Corp., Class B	255	19,253
LGI Homes, Inc.(1)	457	57,641
Lifetime Brands, Inc.	361	4,729
Lovesac Co. (The)(1)	217	9,220
M.D.C. Holdings, Inc.	969	42,966
M/I Homes, Inc.(1)	727	35,834
Meritage Homes Corp.(1)	629	62,007
Mohawk Industries, Inc.(1)	835	117,551
Newell Brands, Inc.	3,563	84,621
NVR, Inc.(1)	78	386,758
PulteGroup, Inc.	4,554	226,152
Purple Innovation, Inc.(1)	621	3,738
Skyline Champion Corp.(1)	1,519	102,138
Sonos, Inc.(1)	2,784	76,254
Taylor Morrison Home Corp.(1)	3,148	92,866
Tempur Sealy International, Inc.	3,035	100,185
Toll Brothers, Inc.	3,705	201,033
TopBuild Corp.(1)	165	35,422
Tri Pointe Homes, Inc.(1)	3,868	86,527
Tupperware Brands Corp.(1)	158	2,880
Universal Electronics, Inc.(1)	86	2,858
VOXX International Corp.(1)	219	2,350
Whirlpool Corp.	1,609	323,843
		3,301,225
Household Products — 0.9%
Central Garden & Pet Co.(1)	81	3,835
Central Garden & Pet Co., Class A(1)	351	15,458
Church & Dwight Co., Inc.	2,321	227,110
Clorox Co. (The)	1,371	199,878
Colgate-Palmolive Co.	7,031	541,035
Energizer Holdings, Inc.	489	16,328
Kimberly-Clark Corp.	3,455	449,668
Procter & Gamble Co. (The)	9,499	1,480,799
Reynolds Consumer Products, Inc.	84	2,501
Spectrum Brands Holdings, Inc.	1,504	139,541
32

Avantis U.S. Equity Fund
	Shares	Value
WD-40 Co.	119	$25,215
		3,101,368
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	10,076	213,914
Brookfield Renewable Corp., Class A	2,209	82,550
Clearway Energy, Inc., Class A	438	13,398
Clearway Energy, Inc., Class C	1,031	34,435
NextEra Energy Partners LP	854	66,621
Ormat Technologies, Inc.(2)	812	57,936
Sunnova Energy International, Inc.(1)	1,348	27,162
Vistra Corp.	6,307	143,926
		639,942
Industrial Conglomerates — 0.4%
3M Co.	3,579	532,018
General Electric Co.	5,710	545,362
Honeywell International, Inc.	2,021	383,485
Roper Technologies, Inc.	194	86,955
		1,547,820
Insurance — 3.3%
Aflac, Inc.	7,557	461,657
Alleghany Corp.(1)	216	142,975
Allstate Corp. (The)	4,916	601,522
Ambac Financial Group, Inc.(1)	1,189	15,255
American Equity Investment Life Holding Co.	1,706	64,299
American Financial Group, Inc.	1,682	227,726
American International Group, Inc.	10,975	672,109
American National Group, Inc.	138	26,086
AMERISAFE, Inc.	368	17,333
Aon plc, Class A	1,552	453,401
Arch Capital Group Ltd.(1)	6,382	300,656
Argo Group International Holdings Ltd.	916	38,628
Arthur J. Gallagher & Co.	1,560	246,776
Assurant, Inc.	809	137,295
Assured Guaranty Ltd.	1,265	78,392
Axis Capital Holdings Ltd.	2,399	131,033
Bright Health Group, Inc.(1)	2,087	6,929
Brighthouse Financial, Inc.(1)	2,323	121,400
Brown & Brown, Inc.	809	54,696
Chubb Ltd.	3,606	734,326
Cincinnati Financial Corp.	2,166	265,963
CNA Financial Corp.	370	16,909
CNO Financial Group, Inc.	3,161	76,401
eHealth, Inc.(1)	98	1,523
Employers Holdings, Inc.	581	22,578
Enstar Group Ltd.(1)	198	56,436
Erie Indemnity Co., Class A	360	63,036
Everest Re Group Ltd.	616	183,704
Fidelity National Financial, Inc.	6,728	320,522
First American Financial Corp.	3,297	221,031
Genworth Financial, Inc., Class A(1)	11,877	48,221
Globe Life, Inc.	1,399	141,243
33

Avantis U.S. Equity Fund
	Shares	Value
Goosehead Insurance, Inc., Class A	185	$16,091
Hanover Insurance Group, Inc. (The)	586	81,753
Hartford Financial Services Group, Inc. (The)	7,224	501,923
HCI Group, Inc.	212	13,199
Hippo Holdings, Inc.(1)	3,022	5,863
Horace Mann Educators Corp.	1,128	46,914
Investors Title Co.	48	9,194
James River Group Holdings Ltd.	330	8,778
Kemper Corp.	708	37,836
Kinsale Capital Group, Inc.	435	91,246
Lemonade, Inc.(1)(2)	288	7,330
Lincoln National Corp.	2,560	172,595
Loews Corp.	3,109	190,706
Markel Corp.(1)	164	203,837
Marsh & McLennan Cos., Inc.	1,272	197,682
MBIA, Inc.(1)	105	1,601
Mercury General Corp.	537	29,535
MetLife, Inc.	8,047	543,575
National Western Life Group, Inc., Class A	28	5,974
Old Republic International Corp.	6,398	168,587
Oscar Health, Inc., Class A(1)(2)	1,266	9,229
Palomar Holdings, Inc.(1)	85	5,477
Primerica, Inc.	1,201	155,998
Principal Financial Group, Inc.	5,158	364,361
ProAssurance Corp.	923	22,244
Progressive Corp. (The)	6,505	689,075
Prudential Financial, Inc.	4,322	482,594
Reinsurance Group of America, Inc.	1,574	174,494
RenaissanceRe Holdings Ltd.	880	132,686
RLI Corp.	548	55,622
Safety Insurance Group, Inc.	325	27,118
Selective Insurance Group, Inc.	1,430	118,962
SelectQuote, Inc.(1)	403	1,253
SiriusPoint Ltd.(1)	1,818	13,435
Stewart Information Services Corp.	1,125	76,365
Tiptree, Inc.	1,010	12,918
Travelers Cos., Inc. (The)	4,677	803,649
Trupanion, Inc.(1)	330	29,578
United Fire Group, Inc.	765	21,122
Universal Insurance Holdings, Inc.	781	9,028
Unum Group	1,996	55,728
White Mountains Insurance Group Ltd.	62	65,112
Willis Towers Watson plc	365	81,139
WR Berkley Corp.	2,036	183,851
		11,875,318
Interactive Media and Services — 3.8%
Alphabet, Inc., Class A(1)	1,722	4,651,363
Alphabet, Inc., Class C(1)	1,581	4,265,253
Angi, Inc.(1)	184	1,268
Bumble, Inc., Class A(1)	288	7,381
Cargurus, Inc.(1)	1,501	72,723
34

Avantis U.S. Equity Fund
	Shares	Value
Cars.com, Inc.(1)	3,040	$49,187
fuboTV, Inc.(1)(2)	1,050	8,978
IAC/InterActiveCorp(1)	835	95,825
Match Group, Inc.(1)	1,025	114,277
Meta Platforms, Inc., Class A(1)	17,205	3,630,771
Pinterest, Inc., Class A(1)	1,833	49,033
Snap, Inc., Class A(1)	3,439	137,354
TrueCar, Inc.(1)	1,846	6,166
Twitter, Inc.(1)	6,222	221,192
Yelp, Inc.(1)	692	23,452
Ziff Davis, Inc.(1)	366	36,820
ZoomInfo Technologies, Inc.(1)	847	46,322
		13,417,365
Internet and Direct Marketing Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)	849	13,142
Amazon.com, Inc.(1)	3,019	9,272,134
Chewy, Inc., Class A(1)(2)	788	37,146
ContextLogic, Inc., Class A(1)(2)	3,664	8,684
DoorDash, Inc., Class A(1)	839	88,053
eBay, Inc.	3,096	169,011
Etsy, Inc.(1)	1,403	217,311
Groupon, Inc.(1)(2)	368	7,993
Lands' End, Inc.(1)	165	2,798
Liquidity Services, Inc.(1)	577	9,942
MercadoLibre, Inc.(1)	280	315,462
PetMed Express, Inc.(2)	282	7,600
Quotient Technology, Inc.(1)	315	2,091
Qurate Retail, Inc., Series A	824	4,540
Revolve Group, Inc.(1)	675	32,015
Shutterstock, Inc.	649	58,754
Stitch Fix, Inc., Class A(1)(2)	127	1,594
Wayfair, Inc., Class A(1)(2)	187	26,343
		10,274,613
IT Services — 2.9%
Accenture plc, Class A	4,115	1,300,422
Akamai Technologies, Inc.(1)	2,118	229,295
Alliance Data Systems Corp.	1,206	81,345
Amdocs Ltd.	953	75,001
Automatic Data Processing, Inc.	4,017	821,235
Block, Inc.(1)	2,995	381,862
BM Technologies, Inc.(1)(2)	51	487
Broadridge Financial Solutions, Inc.	933	136,414
Cass Information Systems, Inc.	122	4,829
Cloudflare, Inc., Class A(1)	747	86,966
Cognizant Technology Solutions Corp., Class A	6,119	527,029
Concentrix Corp.	587	117,335
CSG Systems International, Inc.	812	50,117
DigitalOcean Holdings, Inc.(1)(2)	797	47,278
DXC Technology Co.(1)	5,578	189,819
EPAM Systems, Inc.(1)	345	71,674
Euronet Worldwide, Inc.(1)	413	52,959
35

Avantis U.S. Equity Fund
	Shares	Value
EVERTEC, Inc.	1,120	$45,203
ExlService Holdings, Inc.(1)	336	40,585
Fastly, Inc., Class A(1)	581	10,807
Fidelity National Information Services, Inc.	850	80,946
Fiserv, Inc.(1)	1,078	105,288
FleetCor Technologies, Inc.(1)	353	82,673
Gartner, Inc.(1)	1,103	309,303
Genpact Ltd.	1,411	59,036
Global Payments, Inc.	532	70,958
GoDaddy, Inc., Class A(1)	435	36,283
Hackett Group, Inc. (The)	243	5,035
International Business Machines Corp.	4,448	544,924
International Money Express, Inc.(1)	870	13,972
Jack Henry & Associates, Inc.	1,379	243,807
Kyndryl Holdings, Inc.(1)	521	8,263
LiveRamp Holdings, Inc.(1)	716	30,903
Mastercard, Inc., Class A	3,969	1,432,095
MAXIMUS, Inc.	765	60,328
MongoDB, Inc.(1)	196	74,870
Okta, Inc.(1)	363	66,371
Paychex, Inc.	3,885	462,548
Payoneer Global, Inc.(1)	2,858	13,776
PayPal Holdings, Inc.(1)	3,536	395,784
Perficient, Inc.(1)	80	8,152
Sabre Corp.(1)	745	8,143
Snowflake, Inc., Class A(1)	815	216,513
Switch, Inc., Class A	1,413	36,766
TTEC Holdings, Inc.	119	9,461
Tucows, Inc., Class A(1)	51	3,426
Twilio, Inc., Class A(1)	724	126,555
Unisys Corp.(1)	191	4,082
VeriSign, Inc.(1)	430	91,900
Verra Mobility Corp.(1)	1,448	24,326
Visa, Inc., Class A	7,182	1,552,174
Western Union Co. (The)	3,196	58,103
WEX, Inc.(1)	80	13,481
		10,520,907
Leisure Products — 0.3%
Acushnet Holdings Corp.	918	40,208
American Outdoor Brands, Inc.(1)	305	4,767
Brunswick Corp.	2,281	217,881
Callaway Golf Co.(1)	2,038	50,420
Clarus Corp.	253	5,761
Hasbro, Inc.	534	51,825
Hayward Holdings, Inc.(1)	539	9,643
Johnson Outdoors, Inc., Class A	43	3,546
Malibu Boats, Inc., Class A(1)	709	49,396
MasterCraft Boat Holdings, Inc.(1)	673	19,275
Mattel, Inc.(1)	2,007	50,135
Nautilus, Inc.(1)	588	2,863
Peloton Interactive, Inc., Class A(1)	878	25,515
36

Avantis U.S. Equity Fund
	Shares	Value
Polaris, Inc.	1,594	$193,687
Smith & Wesson Brands, Inc.	2,127	37,499
Sturm Ruger & Co., Inc.	695	50,325
Vista Outdoor, Inc.(1)	1,946	70,932
YETI Holdings, Inc.(1)	2,166	133,339
		1,017,017
Life Sciences Tools and Services — 1.2%
10X Genomics, Inc., Class A(1)	304	24,767
Adaptive Biotechnologies Corp.(1)	381	5,498
Agilent Technologies, Inc.	1,361	177,420
Avantor, Inc.(1)	2,394	83,048
Berkeley Lights, Inc.(1)	64	491
Bio-Rad Laboratories, Inc., Class A(1)	282	176,521
Bio-Techne Corp.	204	85,560
Bionano Genomics, Inc.(1)(2)	2,464	5,273
Bruker Corp.	2,063	145,173
Charles River Laboratories International, Inc.(1)	183	53,282
Codexis, Inc.(1)	180	3,587
Danaher Corp.	1,954	536,197
Fluidigm Corp.(1)(2)	380	1,398
Illumina, Inc.(1)	539	176,038
IQVIA Holdings, Inc.(1)	938	215,853
Maravai LifeSciences Holdings, Inc., Class A(1)	1,771	69,193
MaxCyte, Inc.(1)	1,890	13,154
Medpace Holdings, Inc.(1)	254	38,854
Mettler-Toledo International, Inc.(1)	312	439,527
NeoGenomics, Inc.(1)	394	8,436
Pacific Biosciences of California, Inc.(1)(2)	1,256	14,972
PerkinElmer, Inc.	582	104,533
Personalis, Inc.(1)	866	9,093
Quanterix Corp.(1)	542	18,287
Repligen Corp.(1)	303	59,600
Seer, Inc.(1)(2)	406	6,220
Sotera Health Co.(1)	1,121	24,516
Syneos Health, Inc.(1)	186	14,731
Thermo Fisher Scientific, Inc.	2,020	1,098,880
Waters Corp.(1)	895	283,473
West Pharmaceutical Services, Inc.	639	247,344
		4,140,919
Machinery — 2.2%
AGCO Corp.	1,087	130,614
Alamo Group, Inc.	139	19,336
Albany International Corp., Class A	898	78,862
Allison Transmission Holdings, Inc.	745	29,755
Altra Industrial Motion Corp.	245	10,405
Astec Industries, Inc.	209	10,408
Barnes Group, Inc.	262	12,170
Caterpillar, Inc.	7,133	1,338,008
Chart Industries, Inc.(1)	201	29,024
CIRCOR International, Inc.(1)	209	5,630
Colfax Corp.(1)	1,327	53,359
37

Avantis U.S. Equity Fund
	Shares	Value
Columbus McKinnon Corp.	233	$10,634
Commercial Vehicle Group, Inc.(1)	534	4,267
Crane Co.	898	90,770
Cummins, Inc.	2,392	488,255
Deere & Co.	3,752	1,350,795
Desktop Metal, Inc., Class A(1)(2)	2,197	9,140
Donaldson Co., Inc.	2,606	141,428
Douglas Dynamics, Inc.	466	17,121
Dover Corp.	549	86,116
Energy Recovery, Inc.(1)	341	6,479
Enerpac Tool Group Corp.	189	3,260
EnPro Industries, Inc.	349	38,544
ESCO Technologies, Inc.	117	8,140
Evoqua Water Technologies Corp.(1)	1,789	76,319
Federal Signal Corp.	688	24,844
Flowserve Corp.	1,089	33,073
Fortive Corp.	1,371	88,772
Franklin Electric Co., Inc.	361	30,526
Gorman-Rupp Co. (The)	570	21,238
Graco, Inc.	2,614	188,443
Greenbrier Cos., Inc. (The)	795	35,322
Helios Technologies, Inc.	388	30,423
Hillenbrand, Inc.	929	44,323
Hyliion Holdings Corp.(1)	1,036	4,476
Hyster-Yale Materials Handling, Inc.	139	5,321
Ideanomics, Inc.(1)(2)	1,009	1,059
IDEX Corp.	266	51,045
Illinois Tool Works, Inc.	2,019	436,791
Ingersoll Rand, Inc.	3,083	155,753
ITT, Inc.	1,098	96,481
John Bean Technologies Corp.	284	32,197
Kadant, Inc.	50	9,868
Kennametal, Inc.	1,693	53,685
Lincoln Electric Holdings, Inc.	1,652	210,564
Lindsay Corp.	97	12,727
Manitowoc Co., Inc. (The)(1)	304	5,025
Meritor, Inc.(1)	1,156	41,165
Microvast Holdings, Inc.(1)(2)	1,335	9,532
Middleby Corp.(1)	205	36,412
Miller Industries, Inc.	151	4,678
Mueller Industries, Inc.	1,776	101,321
Mueller Water Products, Inc., Class A	2,715	34,453
Nikola Corp.(1)(2)	820	6,478
NN, Inc.(1)	691	1,790
Nordson Corp.	313	70,891
Oshkosh Corp.	1,929	214,196
Otis Worldwide Corp.	1,694	132,691
PACCAR, Inc.	3,700	339,697
Park-Ohio Holdings Corp.	125	1,986
Parker-Hannifin Corp.	321	95,141
Pentair plc	444	25,712
38

Avantis U.S. Equity Fund
	Shares	Value
Proterra, Inc.(1)	1,940	$17,538
Proto Labs, Inc.(1)	71	3,992
RBC Bearings, Inc.(1)	319	61,838
REV Group, Inc.	628	8,491
Shyft Group, Inc. (The)	1,440	58,190
Snap-on, Inc.	977	205,346
SPX Corp.(1)	349	17,694
SPX FLOW, Inc.	478	41,055
Standex International Corp.	289	30,614
Stanley Black & Decker, Inc.	381	61,989
Tennant Co.	589	46,401
Terex Corp.	1,789	73,850
Timken Co. (The)	830	54,415
Titan International, Inc.(1)	669	7,493
Toro Co. (The)	2,636	247,283
Trinity Industries, Inc.	1,464	42,251
Wabash National Corp.	397	6,765
Watts Water Technologies, Inc., Class A	388	55,853
Welbilt, Inc.(1)	90	2,128
Westinghouse Air Brake Technologies Corp.	1,175	109,064
Xylem, Inc.	671	59,685
		7,948,873
Marine — 0.1%
Costamare, Inc.	645	8,708
Eagle Bulk Shipping, Inc.(2)	245	12,919
Genco Shipping & Trading Ltd.	847	16,330
Kirby Corp.(1)	983	64,042
Matson, Inc.	1,684	186,537
		288,536
Media — 0.8%
Altice USA, Inc., Class A(1)	842	9,733
AMC Networks, Inc., Class A(1)	737	30,549
Audacy, Inc.(1)	1,031	3,196
Boston Omaha Corp., Class A(1)	279	7,809
Cable One, Inc.	109	156,181
Charter Communications, Inc., Class A(1)	518	311,722
Comcast Corp., Class A	17,047	797,118
Discovery, Inc., Class A(1)	173	4,853
Discovery, Inc., Class C(1)	1,078	30,152
DISH Network Corp., Class A(1)	3,611	115,407
Entravision Communications Corp., Class A	946	6,054
Fox Corp., Class A	5,126	214,421
Fox Corp., Class B	2,394	91,594
Gannett Co., Inc.(1)	920	4,563
Gray Television, Inc.	1,992	46,673
Interpublic Group of Cos., Inc. (The)	3,801	139,877
John Wiley & Sons, Inc., Class A	69	3,471
Liberty Broadband Corp., Class A(1)	212	30,700
Liberty Broadband Corp., Class C(1)	1,146	168,118
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	8,712
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	297	14,945
39

Avantis U.S. Equity Fund
	Shares	Value
Loyalty Ventures, Inc.(1)	482	$11,568
New York Times Co. (The), Class A	3,092	136,017
News Corp., Class A	4,508	100,619
News Corp., Class B	1,406	31,537
Nexstar Media Group, Inc., Class A	400	74,020
Omnicom Group, Inc.	1,319	110,651
Paramount Global, Class B	7,418	227,065
PubMatic, Inc., Class A(1)(2)	139	4,253
Scholastic Corp.	581	24,448
Sinclair Broadcast Group, Inc., Class A	134	4,020
Sirius XM Holdings, Inc.(2)	2,311	14,236
TechTarget, Inc.(1)	102	7,995
TEGNA, Inc.	439	10,062
WideOpenWest, Inc.(1)	2,103	35,730
		2,988,069
Metals and Mining — 1.5%
Alcoa Corp.	5,866	441,944
Allegheny Technologies, Inc.(1)	3,016	77,632
Alpha Metallurgical Resources, Inc.(1)	713	67,578
Arconic Corp.(1)	2,288	70,242
Carpenter Technology Corp.	1,064	40,847
Century Aluminum Co.(1)	1,342	31,698
Cleveland-Cliffs, Inc.(1)	10,429	233,192
Coeur Mining, Inc.(1)	4,989	21,453
Commercial Metals Co.	3,464	133,537
Compass Minerals International, Inc.	1,236	72,454
Freeport-McMoRan, Inc.	25,746	1,208,775
Haynes International, Inc.	157	5,740
Hecla Mining Co.	6,628	38,177
Kaiser Aluminum Corp.	210	20,265
Materion Corp.	178	14,872
MP Materials Corp.(1)	1,504	68,613
Newmont Corp.	11,252	744,882
Nucor Corp.	6,843	900,676
Olympic Steel, Inc.	164	4,390
Piedmont Lithium, Inc.(1)	161	8,461
Reliance Steel & Aluminum Co.	985	188,007
Royal Gold, Inc.	832	100,888
Ryerson Holding Corp.	527	13,765
Schnitzer Steel Industries, Inc., Class A	541	26,320
Steel Dynamics, Inc.	4,912	346,689
SunCoke Energy, Inc.	3,751	29,745
TimkenSteel Corp.(1)	1,264	22,790
United States Steel Corp.	7,763	211,231
Warrior Met Coal, Inc.	2,453	77,270
Worthington Industries, Inc.	425	24,234
		5,246,367
Mortgage Real Estate Investment Trusts (REITs)†
AFC Gamma, Inc.	610	12,047
Multi-Utilities — 0.8%
Ameren Corp.	2,406	206,796
40

Avantis U.S. Equity Fund
	Shares	Value
Avista Corp.	1,116	$49,807
CenterPoint Energy, Inc.	4,617	126,275
CMS Energy Corp.	4,300	275,243
Consolidated Edison, Inc.	3,455	296,335
Dominion Energy, Inc.	6,525	518,933
DTE Energy Co.	1,992	242,207
NiSource, Inc.	6,681	193,281
NorthWestern Corp.	528	31,934
Public Service Enterprise Group, Inc.	3,253	210,892
Sempra Energy	3,860	556,689
Unitil Corp.	230	11,613
WEC Energy Group, Inc.	273	24,810
		2,744,815
Multiline Retail — 0.8%
Big Lots, Inc.(2)	932	32,396
Dillard's, Inc., Class A	218	54,655
Dollar General Corp.	2,109	418,299
Dollar Tree, Inc.(1)	4,340	616,627
Kohl's Corp.	4,291	238,665
Macy's, Inc.	10,794	279,781
Nordstrom, Inc.(1)	1,616	33,516
Ollie's Bargain Outlet Holdings, Inc.(1)	379	16,365
Target Corp.	6,122	1,222,992
		2,913,296
Oil, Gas and Consumable Fuels — 6.6%
Alto Ingredients, Inc.(1)	755	4,402
Antero Midstream Corp.	7,488	75,180
Antero Resources Corp.(1)	5,381	123,386
APA Corp.	2,072	73,825
Arch Resources, Inc.(2)	685	81,769
Berry Corp.	885	8,850
Brigham Minerals, Inc., Class A	1,200	27,336
California Resources Corp.	1,893	78,048
Callon Petroleum Co.(1)	2,218	125,007
Centennial Resource Development, Inc., Class A(1)	6,196	54,401
Cheniere Energy, Inc.	1,998	265,534
Chesapeake Energy Corp.	2,498	192,971
Chevron Corp.	18,191	2,619,504
Civitas Resources, Inc.	2,198	110,933
Clean Energy Fuels Corp.(1)	3,357	24,405
CNX Resources Corp.(1)	4,971	81,226
Comstock Resources, Inc.(1)	4,528	37,582
ConocoPhillips	20,765	1,969,768
CONSOL Energy, Inc.(1)	1,572	48,323
Continental Resources, Inc.(2)	1,968	109,086
Coterra Energy, Inc.	15,977	372,743
CVR Energy, Inc.	1,422	24,729
Delek US Holdings, Inc.(1)	270	4,652
Denbury, Inc.(1)	1,673	121,560
Devon Energy Corp.	18,156	1,081,190
DHT Holdings, Inc.	4,534	28,519
41

Avantis U.S. Equity Fund
	Shares	Value
Diamondback Energy, Inc.	4,702	$649,346
Dorian LPG Ltd.	391	5,388
DTE Midstream LLC(1)	2,211	117,404
Earthstone Energy, Inc., Class A(1)	1,758	22,854
EnLink Midstream LLC(1)	8,756	77,928
EOG Resources, Inc.	11,125	1,278,485
EQT Corp.	9,743	225,453
Equitrans Midstream Corp.	15,816	101,381
Exxon Mobil Corp.	45,321	3,554,073
Gevo, Inc.(1)(2)	2,230	7,917
Green Plains, Inc.(1)	925	30,285
Hess Corp.	7,723	780,486
Hess Midstream LP, Class A	276	8,821
HollyFrontier Corp.	4,254	129,534
International Seaways, Inc.	562	10,279
Kimbell Royalty Partners LP	1,532	24,098
Kinder Morgan, Inc.	19,417	337,856
Kosmos Energy Ltd.(1)	19,076	92,709
Laredo Petroleum, Inc.(1)	728	55,736
Magnolia Oil & Gas Corp., Class A	6,667	149,008
Marathon Oil Corp.	21,311	480,776
Marathon Petroleum Corp.	9,780	761,569
Matador Resources Co.	4,497	223,051
Murphy Oil Corp.	5,180	179,591
New Fortress Energy, Inc.(2)	738	20,362
Nordic American Tankers Ltd.	931	2,253
Oasis Petroleum, Inc.	856	113,429
Occidental Petroleum Corp.	22,369	978,196
ONEOK, Inc.	10,001	653,065
Ovintiv, Inc.	5,391	247,177
Par Pacific Holdings, Inc.(1)	624	8,486
PBF Energy, Inc., Class A(1)	4,544	75,521
PDC Energy, Inc.	3,359	216,723
Peabody Energy Corp.(1)	1,451	25,160
Phillips 66	7,700	648,648
Pioneer Natural Resources Co.	3,954	947,378
Plains GP Holdings LP, Class A(1)	4,256	48,135
Range Resources Corp.(1)	9,615	220,664
Ranger Oil Corp., Class A(1)	1,332	44,968
Rattler Midstream LP	462	6,380
Renewable Energy Group, Inc.(1)	662	40,713
REX American Resources Corp.(1)	45	4,251
Riley Exploration Permian, Inc.	545	18,258
Ring Energy, Inc.(1)(2)	2,236	7,111
SandRidge Energy, Inc.(1)	1,448	19,360
Scorpio Tankers, Inc.	628	10,921
SFL Corp. Ltd.	4,194	41,730
SilverBow Resources, Inc.(1)	331	8,513
SM Energy Co.	5,538	196,654
Southwestern Energy Co.(1)	17,782	88,732
Talos Energy, Inc.(1)	1,408	22,120
42

Avantis U.S. Equity Fund
	Shares	Value
Targa Resources Corp.	7,349	$480,404
Teekay Tankers Ltd., Class A(1)	1,161	16,591
Tellurian, Inc.(1)(2)	8,156	31,074
Texas Pacific Land Corp.	50	59,437
Uranium Energy Corp.(1)(2)	1,959	7,816
VAALCO Energy, Inc.	2,868	16,176
Valero Energy Corp.	5,294	442,102
Viper Energy Partners LP	1,359	39,968
Whiting Petroleum Corp.	1,736	128,204
Williams Cos., Inc. (The)	17,708	553,906
World Fuel Services Corp.	1,606	45,514
		23,585,057
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	642	18,509
Glatfelter Corp.	1,507	20,706
Louisiana-Pacific Corp.	3,453	248,443
Mercer International, Inc.	1,193	15,951
Neenah, Inc.	341	13,282
Sylvamo Corp.(1)	221	7,713
Verso Corp., Class A	1,063	28,180
		352,784
Personal Products — 0.2%
Beauty Health Co. (The)(1)	788	15,271
BellRing Brands, Inc., Class A(1)	86	2,199
Coty, Inc., Class A(1)	226	2,072
Edgewell Personal Care Co.	654	23,335
elf Beauty, Inc.(1)	178	4,704
Estee Lauder Cos., Inc. (The), Class A	1,364	404,194
Herbalife Nutrition Ltd.(1)	446	15,869
Inter Parfums, Inc.	495	45,976
Medifast, Inc.	286	53,196
Nu Skin Enterprises, Inc., Class A	1,030	47,782
USANA Health Sciences, Inc.(1)	309	27,195
		641,793
Pharmaceuticals — 3.6%
Aclaris Therapeutics, Inc.(1)(2)	217	3,233
Amneal Pharmaceuticals, Inc.(1)	658	2,981
Amphastar Pharmaceuticals, Inc.(1)	912	25,272
Antares Pharma, Inc.(1)	1,247	4,365
Arvinas, Inc.(1)	1,404	90,993
AstraZeneca plc, ADR	3,301	200,965
Atea Pharmaceuticals, Inc.(1)(2)	3,630	23,014
Athira Pharma, Inc.(1)(2)	865	7,923
BioDelivery Sciences International, Inc.(1)	2,823	15,752
Bristol-Myers Squibb Co.	12,397	851,302
Catalent, Inc.(1)	1,264	128,979
Collegium Pharmaceutical, Inc.(1)	1,077	20,969
Corcept Therapeutics, Inc.(1)	1,748	38,963
Edgewise Therapeutics, Inc.(1)(2)	410	4,834
Elanco Animal Health, Inc.(1)	2,049	58,212
Eli Lilly & Co.	5,481	1,369,976
43

Avantis U.S. Equity Fund
	Shares	Value
Endo International plc(1)	569	$1,770
Harrow Health, Inc.(1)	610	4,703
Innoviva, Inc.(1)	2,990	57,438
Intra-Cellular Therapies, Inc.(1)	875	48,545
Jazz Pharmaceuticals plc(1)	639	87,811
Johnson & Johnson	23,455	3,859,989
Lannett Co., Inc.(1)(2)	110	91
Merck & Co., Inc.	24,356	1,865,182
Nektar Therapeutics(1)	1,106	11,325
Nuvation Bio, Inc.(1)(2)	2,146	10,859
Ocular Therapeutix, Inc.(1)(2)	278	1,551
Omeros Corp.(1)(2)	262	1,886
Organon & Co.	1,514	56,518
Pacira BioSciences, Inc.(1)	243	16,206
Perrigo Co. plc	1,973	70,081
Pfizer, Inc.	59,245	2,780,960
Phibro Animal Health Corp., Class A	349	7,434
Pliant Therapeutics, Inc.(1)(2)	173	1,552
Prestige Consumer Healthcare, Inc.(1)	1,185	70,543
Reata Pharmaceuticals, Inc., Class A(1)	1	33
Revance Therapeutics, Inc.(1)	61	828
Royalty Pharma plc, Class A	3,276	128,616
SIGA Technologies, Inc.(1)	1,140	6,840
Supernus Pharmaceuticals, Inc.(1)	1,246	39,810
Theravance Biopharma, Inc.(1)	88	886
Viatris, Inc.	2,171	23,903
Zoetis, Inc.	3,630	702,950
Zogenix, Inc.(1)	21	551
		12,706,594
Professional Services — 0.5%
Acacia Research Corp.(1)	2,587	9,908
ASGN, Inc.(1)	367	40,660
Barrett Business Services, Inc.	192	11,549
Booz Allen Hamilton Holding Corp.	1,263	101,911
CACI International, Inc., Class A(1)	73	20,425
CBIZ, Inc.(1)	150	5,836
Clarivate plc(1)	5,008	75,020
CoStar Group, Inc.(1)	2,261	137,944
CRA International, Inc.	224	19,898
Dun & Bradstreet Holdings, Inc.(1)	380	7,053
Equifax, Inc.	584	127,510
Exponent, Inc.	542	51,360
Franklin Covey Co.(1)	585	26,968
FTI Consulting, Inc.(1)	197	28,762
Heidrick & Struggles International, Inc.	865	36,979
ICF International, Inc.	43	3,811
Insperity, Inc.	780	70,161
Jacobs Engineering Group, Inc.	365	44,895
KBR, Inc.	1,649	81,856
Kelly Services, Inc., Class A	331	7,024
Kforce, Inc.	793	59,618
44

Avantis U.S. Equity Fund
	Shares	Value
Korn Ferry	1,082	$71,693
Leidos Holdings, Inc.	263	26,784
ManpowerGroup, Inc.	674	71,633
ManTech International Corp., Class A	361	30,096
Nielsen Holdings plc	1,070	18,639
Resources Connection, Inc.	350	5,810
Robert Half International, Inc.	3,176	382,041
Science Applications International Corp.	73	6,401
TransUnion	796	72,245
TriNet Group, Inc.(1)	1,299	113,416
TrueBlue, Inc.(1)	728	19,802
Verisk Analytics, Inc.	840	148,966
		1,936,674
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	3,938	381,395
Cushman & Wakefield plc(1)	257	5,633
eXp World Holdings, Inc.(2)	176	4,706
Forestar Group, Inc.(1)	454	8,313
FRP Holdings, Inc.(1)	20	1,159
Howard Hughes Corp. (The)(1)	629	60,120
Jones Lang LaSalle, Inc.(1)	540	132,959
Kennedy-Wilson Holdings, Inc.	1,948	43,129
Marcus & Millichap, Inc.(1)	939	46,696
Newmark Group, Inc., Class A	1,695	29,968
Opendoor Technologies, Inc.(1)	7,410	61,874
RE/MAX Holdings, Inc., Class A	151	4,476
Realogy Holdings Corp.(1)	297	5,399
St. Joe Co. (The)	716	38,685
Zillow Group, Inc., Class A(1)	82	4,696
Zillow Group, Inc., Class C(1)	295	16,968
		846,176
Road and Rail — 2.0%
AMERCO	273	157,687
ArcBest Corp.	962	89,158
Avis Budget Group, Inc.(1)	172	31,552
Canadian Pacific Railway Ltd.	4,190	294,473
Covenant Logistics Group, Inc.(1)	651	14,654
CSX Corp.	32,337	1,096,548
Daseke, Inc.(1)	1,443	18,110
Heartland Express, Inc.	810	11,632
J.B. Hunt Transport Services, Inc.	2,391	485,206
Knight-Swift Transportation Holdings, Inc.	2,418	131,733
Landstar System, Inc.	967	149,314
Lyft, Inc., Class A(1)	1,303	50,739
Marten Transport Ltd.	2,109	36,380
Norfolk Southern Corp.	3,594	921,933
Old Dominion Freight Line, Inc.	1,968	618,011
PAM Transportation Services, Inc.(1)	218	14,708
Ryder System, Inc.	1,723	135,841
Saia, Inc.(1)	798	229,209
Schneider National, Inc., Class B	1,675	43,751
45

Avantis U.S. Equity Fund
	Shares	Value
TuSimple Holdings, Inc., Class A(1)	1,726	$30,067
Uber Technologies, Inc.(1)	5,594	201,552
Union Pacific Corp.	8,530	2,097,953
US Xpress Enterprises, Inc., Class A(1)	274	1,244
USA Truck, Inc.(1)	549	13,385
Werner Enterprises, Inc.	1,690	73,447
XPO Logistics, Inc.(1)	879	63,886
		7,012,173
Semiconductors and Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	15,697	1,936,068
Allegro MicroSystems, Inc.(1)	1,211	34,719
Alpha & Omega Semiconductor Ltd.(1)	643	34,574
Ambarella, Inc.(1)	356	49,737
Amkor Technology, Inc.	3,413	77,373
Analog Devices, Inc.	2,067	331,319
Applied Materials, Inc.	9,799	1,315,026
Axcelis Technologies, Inc.(1)	705	48,800
AXT, Inc.(1)	469	3,494
Azenta, Inc.	823	72,029
Broadcom, Inc.	1,893	1,112,024
CEVA, Inc.(1)	78	3,180
Cirrus Logic, Inc.(1)	1,724	149,764
CMC Materials, Inc.	187	34,675
Cohu, Inc.(1)	570	17,773
Diodes, Inc.(1)	1,119	100,251
Enphase Energy, Inc.(1)	639	106,521
Entegris, Inc.	1,359	177,322
First Solar, Inc.(1)	1,628	122,572
Formfactor, Inc.(1)	1,211	49,033
GLOBALFOUNDRIES, Inc.(1)	259	15,742
Ichor Holdings Ltd.(1)	351	12,366
Intel Corp.	36,872	1,758,794
KLA Corp.	2,480	864,280
Kulicke & Soffa Industries, Inc.	1,620	84,629
Lam Research Corp.	2,190	1,229,357
Lattice Semiconductor Corp.(1)	701	43,897
MACOM Technology Solutions Holdings, Inc.(1)	105	6,311
MagnaChip Semiconductor Corp.(1)	601	10,938
Marvell Technology, Inc.	4,008	273,867
MaxLinear, Inc.(1)	539	33,068
Meta Materials, Inc.(1)(2)	2,719	5,846
Microchip Technology, Inc.	2,183	153,530
Micron Technology, Inc.	17,292	1,536,567
MKS Instruments, Inc.	885	133,281
Monolithic Power Systems, Inc.	313	143,573
NeoPhotonics Corp.(1)	423	6,476
NVIDIA Corp.	10,245	2,498,243
NXP Semiconductors NV	985	187,268
ON Semiconductor Corp.(1)	10,396	650,894
Onto Innovation, Inc.(1)	510	43,967
PDF Solutions, Inc.(1)	768	21,013
46

Avantis U.S. Equity Fund
	Shares	Value
Photronics, Inc.(1)	1,830	$33,709
Power Integrations, Inc.	882	79,380
Qorvo, Inc.(1)	1,536	210,094
QUALCOMM, Inc.	9,918	1,705,797
Rambus, Inc.(1)	1,432	38,664
Semtech Corp.(1)	543	37,673
Silicon Laboratories, Inc.(1)	561	86,231
SiTime Corp.(1)	38	7,681
Skyworks Solutions, Inc.	2,106	290,986
SMART Global Holdings, Inc.(1)	1,098	30,140
SolarEdge Technologies, Inc.(1)	301	96,145
SunPower Corp.(1)	635	11,386
Synaptics, Inc.(1)	920	210,156
Teradyne, Inc.	4,306	507,764
Texas Instruments, Inc.	10,387	1,765,686
Ultra Clean Holdings, Inc.(1)	942	43,153
Universal Display Corp.	310	48,022
Veeco Instruments, Inc.(1)	988	28,227
Wolfspeed, Inc.(1)	646	66,357
		20,787,412
Software — 6.5%
8x8, Inc.(1)	141	1,827
A10 Networks, Inc.	1,937	27,583
ACI Worldwide, Inc.(1)	251	8,414
Adobe, Inc.(1)	2,013	941,440
Alarm.com Holdings, Inc.(1)	229	15,075
Alkami Technology, Inc.(1)(2)	692	10,906
Altair Engineering, Inc., Class A(1)	262	17,402
Alteryx, Inc., Class A(1)	79	4,922
American Software, Inc., Class A	628	13,797
Anaplan, Inc.(1)	290	13,737
ANSYS, Inc.(1)	336	108,928
Appfolio, Inc., Class A(1)	540	61,096
Appian Corp.(1)	40	2,438
Asana, Inc., Class A(1)	238	13,040
Aspen Technology, Inc.(1)	644	98,152
Autodesk, Inc.(1)	1,532	337,392
Avalara, Inc.(1)	257	26,705
Avaya Holdings Corp.(1)	936	12,889
Bentley Systems, Inc., Class B	523	20,078
Bill.com Holdings, Inc.(1)	547	130,120
Black Knight, Inc.(1)	377	21,184
Blackbaud, Inc.(1)	48	3,000
Blackline, Inc.(1)	233	17,547
Bottomline Technologies de, Inc.(1)	113	6,400
Box, Inc., Class A(1)	1,329	34,036
C3.ai, Inc., Class A(1)	297	6,659
Cadence Design Systems, Inc.(1)	2,267	343,292
CDK Global, Inc.	695	31,511
Ceridian HCM Holding, Inc.(1)	388	28,289
ChannelAdvisor Corp.(1)	197	3,536
47

Avantis U.S. Equity Fund
	Shares	Value
Citrix Systems, Inc.	775	$79,437
CommVault Systems, Inc.(1)	646	40,640
Consensus Cloud Solutions, Inc.(1)	294	16,364
CoreCard Corp.(1)	134	4,317
Coupa Software, Inc.(1)	162	19,604
Crowdstrike Holdings, Inc., Class A(1)	1,182	230,738
Datadog, Inc., Class A(1)	734	118,255
Digital Turbine, Inc.(1)	1,458	70,684
DocuSign, Inc.(1)	1,998	236,623
Dolby Laboratories, Inc., Class A	512	38,451
Domo, Inc., Class B(1)	70	3,115
Dropbox, Inc., Class A(1)	1,553	35,238
Duck Creek Technologies, Inc.(1)	204	4,790
Dynatrace, Inc.(1)	454	20,167
E2open Parent Holdings, Inc.(1)(2)	920	8,262
Elastic NV(1)	232	20,103
Envestnet, Inc.(1)	56	4,190
Fair Isaac Corp.(1)	220	103,662
Five9, Inc.(1)	84	9,240
Fortinet, Inc.(1)	1,785	614,968
Guidewire Software, Inc.(1)	731	64,438
HubSpot, Inc.(1)	150	78,750
InterDigital, Inc.	562	36,204
Intuit, Inc.	1,093	518,486
Jamf Holding Corp.(1)(2)	148	5,063
Manhattan Associates, Inc.(1)	966	129,135
Marathon Digital Holdings, Inc.(1)(2)	669	16,959
McAfee Corp., Class A	779	20,246
Microsoft Corp.	47,550	14,207,464
MicroStrategy, Inc., Class A(1)	59	26,137
Mimecast Ltd.(1)	701	55,751
Mitek Systems, Inc.(1)	300	4,458
nCino, Inc.(1)	253	11,620
NCR Corp.(1)	943	38,210
New Relic, Inc.(1)	247	16,361
NortonLifeLock, Inc.	2,630	76,217
Nuance Communications, Inc.(1)	485	26,927
Nutanix, Inc., Class A(1)	878	23,443
OneSpan, Inc.(1)	120	1,654
Oracle Corp. (New York)	6,108	464,025
PagerDuty, Inc.(1)	480	16,234
Palantir Technologies, Inc., Class A(1)	6,821	80,829
Palo Alto Networks, Inc.(1)	959	569,886
Paycom Software, Inc.(1)	360	122,116
Paylocity Holding Corp.(1)	260	55,234
Pegasystems, Inc.	212	18,469
Procore Technologies, Inc.(1)	234	15,254
Progress Software Corp.	99	4,364
PTC, Inc.(1)	165	18,361
Q2 Holdings, Inc.(1)	48	3,122
Qualys, Inc.(1)	831	104,133
48

Avantis U.S. Equity Fund
	Shares	Value
Rapid7, Inc.(1)	344	$35,590
RingCentral, Inc., Class A(1)	153	20,018
SailPoint Technologies Holdings, Inc.(1)	179	7,405
salesforce.com, Inc.(1)	2,871	604,432
ServiceNow, Inc.(1)	901	522,508
ShotSpotter, Inc.(1)	76	1,952
Smartsheet, Inc., Class A(1)	581	30,892
Splunk, Inc.(1)	446	52,673
Sprout Social, Inc., Class A(1)	65	4,232
SPS Commerce, Inc.(1)	399	51,810
SS&C Technologies Holdings, Inc.	517	38,759
Sumo Logic, Inc.(1)	500	6,020
Synopsys, Inc.(1)	669	208,989
Tenable Holdings, Inc.(1)	482	26,683
Teradata Corp.(1)	2,037	101,830
Trade Desk, Inc. (The), Class A(1)	1,746	148,969
Tyler Technologies, Inc.(1)	156	66,809
Unity Software, Inc.(1)	612	65,147
Varonis Systems, Inc.(1)	808	35,229
Verint Systems, Inc.(1)	99	4,973
VirnetX Holding Corp.(1)(2)	637	1,159
VMware, Inc., Class A	763	89,515
Vonage Holdings Corp.(1)	279	5,669
Workday, Inc., Class A(1)	579	132,620
Xperi Holding Corp.	52	901
Zendesk, Inc.(1)	119	13,884
Zoom Video Communications, Inc., Class A(1)	605	80,223
Zscaler, Inc.(1)	240	57,396
		23,286,080
Specialty Retail — 3.1%
Aaron's Co., Inc. (The)	1,139	23,908
Abercrombie & Fitch Co., Class A(1)	2,006	76,388
Academy Sports & Outdoors, Inc.(1)	3,368	109,022
Advance Auto Parts, Inc.	1,645	336,370
America's Car-Mart, Inc.(1)	39	3,751
American Eagle Outfitters, Inc.(2)	2,570	54,176
Arko Corp.(1)	1,950	16,282
Asbury Automotive Group, Inc.(1)	791	153,541
AutoNation, Inc.(1)	1,703	195,266
AutoZone, Inc.(1)	93	173,295
Barnes & Noble Education, Inc.(1)	1,935	10,604
Bath & Body Works, Inc.	773	41,255
Bed Bath & Beyond, Inc.(1)(2)	1,677	28,325
Best Buy Co., Inc.	4,874	471,023
Big 5 Sporting Goods Corp.(2)	321	5,316
Boot Barn Holdings, Inc.(1)	1,085	94,417
Buckle, Inc. (The)	1,139	41,004
Build-A-Bear Workshop, Inc.	1,114	22,759
Burlington Stores, Inc.(1)	1,070	241,702
Caleres, Inc.	1,305	27,092
Camping World Holdings, Inc., Class A	462	14,188
49

Avantis U.S. Equity Fund
	Shares	Value
CarMax, Inc.(1)	1,491	$163,011
Carvana Co.(1)	155	23,323
Cato Corp. (The), Class A	608	10,701
Chico's FAS, Inc.(1)	3,603	16,934
Children's Place, Inc. (The)(1)	496	31,228
Citi Trends, Inc.(1)	310	11,566
Conn's, Inc.(1)	1,071	19,642
Container Store Group, Inc. (The)(1)	332	2,932
Designer Brands, Inc., Class A(1)	2,126	27,744
Dick's Sporting Goods, Inc.(2)	2,161	226,905
Express, Inc.(1)	1,177	5,603
Five Below, Inc.(1)	1,398	228,727
Floor & Decor Holdings, Inc., Class A(1)	2,329	222,699
Foot Locker, Inc.	2,276	71,967
GameStop Corp., Class A(1)(2)	36	4,440
Gap, Inc. (The)	4,484	65,242
Genesco, Inc.(1)	669	42,916
Group 1 Automotive, Inc.	719	130,808
Guess?, Inc.	1,409	30,857
Haverty Furniture Cos., Inc.	552	15,682
Hibbett, Inc.	424	19,114
Home Depot, Inc. (The)	6,141	1,939,512
Kirkland's, Inc.(1)(2)	193	2,671
Leslie's, Inc.(1)	228	4,859
Lithia Motors, Inc.	612	208,582
LL Flooring Holdings, Inc.(1)	428	6,874
Lowe's Cos., Inc.	4,043	893,746
MarineMax, Inc.(1)	860	39,354
Monro, Inc.	56	2,614
Murphy USA, Inc.	981	177,306
National Vision Holdings, Inc.(1)	585	21,452
O'Reilly Automotive, Inc.(1)	527	342,149
ODP Corp. (The)(1)	983	43,252
OneWater Marine, Inc., Class A	355	18,038
Party City Holdco, Inc.(1)	635	2,750
Penske Automotive Group, Inc.	1,020	100,256
Rent-A-Center, Inc.	1,267	35,995
RH(1)	456	183,253
Ross Stores, Inc.	4,957	453,020
Sally Beauty Holdings, Inc.(1)	1,334	23,051
Shoe Carnival, Inc.	492	14,347
Signet Jewelers Ltd.	2,014	141,987
Sleep Number Corp.(1)	59	3,876
Sonic Automotive, Inc., Class A	922	49,521
Sportsman's Warehouse Holdings, Inc.(1)	796	9,082
Tilly's, Inc., Class A	712	9,042
TJX Cos., Inc. (The)	14,577	963,540
Tractor Supply Co.	2,936	598,327
TravelCenters of America, Inc.(1)	734	30,997
Ulta Beauty, Inc.(1)	1,432	536,284
Urban Outfitters, Inc.(1)	1,183	32,544
50

Avantis U.S. Equity Fund
	Shares	Value
Victoria's Secret & Co.(1)	3,269	$175,316
Vroom, Inc.(1)(2)	638	3,879
Williams-Sonoma, Inc.	2,325	336,799
Zumiez, Inc.(1)	640	28,474
		10,944,474
Technology Hardware, Storage and Peripherals — 5.0%
3D Systems Corp.(1)	827	14,737
Apple, Inc.	101,155	16,702,714
Avid Technology, Inc.(1)	259	8,148
Dell Technologies, Inc., Class C(1)	2,087	106,354
Diebold Nixdorf, Inc.(1)	309	2,688
Hewlett Packard Enterprise Co.	10,968	174,611
HP, Inc.	5,124	176,061
NetApp, Inc.	2,900	227,302
Pure Storage, Inc., Class A(1)	1,885	48,897
Seagate Technology Holdings plc	2,759	284,618
Stratasys Ltd.(1)	65	1,630
Super Micro Computer, Inc.(1)	867	34,064
Turtle Beach Corp.(1)	208	4,944
Western Digital Corp.(1)	1,057	53,844
Xerox Holdings Corp.	1,431	28,205
		17,868,817
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	4,638	314,178
Carter's, Inc.	1,203	116,306
Columbia Sportswear Co.	506	46,916
Crocs, Inc.(1)	1,885	157,831
Deckers Outdoor Corp.(1)	786	226,871
Fossil Group, Inc.(1)	764	10,329
G-III Apparel Group Ltd.(1)	920	25,521
Hanesbrands, Inc.	5,462	84,388
Kontoor Brands, Inc.	1,131	56,030
Lakeland Industries, Inc.(1)	124	2,367
Levi Strauss & Co., Class A	2,442	55,311
lululemon athletica, Inc.(1)	1,798	575,252
Movado Group, Inc.	613	24,165
NIKE, Inc., Class B	11,788	1,609,652
Oxford Industries, Inc.	572	50,559
PVH Corp.	2,090	204,590
Ralph Lauren Corp.	892	117,780
Rocky Brands, Inc.	110	4,239
Skechers USA, Inc., Class A(1)	1,975	90,811
Steven Madden Ltd.	1,100	46,926
Superior Group of Cos., Inc.	178	3,649
Tapestry, Inc.	7,489	306,300
Under Armour, Inc., Class A(1)	4,094	73,242
Under Armour, Inc., Class C(1)	4,805	75,102
Unifi, Inc.(1)	394	7,395
VF Corp.	3,131	181,661
Wolverine World Wide, Inc.	1,604	36,940
		4,504,311
51

Avantis U.S. Equity Fund
	Shares	Value
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	1,381	$75,596
Blue Foundry Bancorp(1)	1,039	14,432
Bridgewater Bancshares, Inc.(1)	288	4,847
Columbia Financial, Inc.(1)	962	20,433
Enact Holdings, Inc.	435	9,048
Essent Group Ltd.	2,607	115,177
Federal Agricultural Mortgage Corp., Class C	285	35,255
Flagstar Bancorp, Inc.	1,880	85,690
FS Bancorp, Inc.	140	4,483
Hingham Institution For Savings (The)	30	10,795
Kearny Financial Corp.	988	13,051
Merchants Bancorp	397	11,493
MGIC Investment Corp.	8,488	128,848
Mr. Cooper Group, Inc.(1)	2,696	137,038
New York Community Bancorp, Inc.	8,455	97,571
NMI Holdings, Inc., Class A(1)	2,464	57,017
Northfield Bancorp, Inc.	1,268	19,908
Ocwen Financial Corp.(1)	202	5,783
PennyMac Financial Services, Inc.	1,046	60,406
Provident Financial Services, Inc.	1,634	38,775
Radian Group, Inc.	4,163	99,496
Southern Missouri Bancorp, Inc.	393	21,057
TFS Financial Corp.	577	9,907
TrustCo Bank Corp. NY	416	14,215
Walker & Dunlop, Inc.	1,247	172,522
Washington Federal, Inc.	1,392	49,527
Waterstone Financial, Inc.	1,058	20,673
WSFS Financial Corp.	1,283	65,215
		1,398,258
Trading Companies and Distributors — 0.8%
Air Lease Corp.	3,323	138,768
Alta Equipment Group, Inc.(1)	676	8,524
Applied Industrial Technologies, Inc.	796	80,476
Beacon Roofing Supply, Inc.(1)	542	32,352
BlueLinx Holdings, Inc.(1)	434	38,791
Boise Cascade Co.	1,880	150,287
DXP Enterprises, Inc.(1)	187	5,369
Fastenal Co.	8,539	439,417
GATX Corp.	1,279	136,380
Global Industrial Co.	719	22,850
GMS, Inc.(1)	1,112	60,326
H&E Equipment Services, Inc.	1,433	59,842
Herc Holdings, Inc.	1,057	168,190
Huttig Building Products, Inc.(1)	896	8,324
Lawson Products, Inc.(1)	92	3,911
McGrath RentCorp	588	47,793
MRC Global, Inc.(1)	2,908	29,371
MSC Industrial Direct Co., Inc., Class A	722	55,941
NOW, Inc.(1)	3,177	29,673
Rush Enterprises, Inc., Class A	1,829	94,998
52

Avantis U.S. Equity Fund
	Shares	Value
Rush Enterprises, Inc., Class B	295	$14,458
SiteOne Landscape Supply, Inc.(1)	519	89,491
Textainer Group Holdings Ltd.	1,559	55,360
Titan Machinery, Inc.(1)	997	28,245
Transcat, Inc.(1)	74	5,806
Triton International Ltd.	2,813	184,758
United Rentals, Inc.(1)	588	189,112
Univar Solutions, Inc.(1)	248	7,616
Veritiv Corp.(1)	461	49,405
W.W. Grainger, Inc.	1,138	542,894
Watsco, Inc.	365	99,667
WESCO International, Inc.(1)	504	61,352
Willis Lease Finance Corp.(1)	118	4,125
		2,943,872
Water Utilities†
American States Water Co.	389	32,738
American Water Works Co., Inc.	125	18,886
California Water Service Group	504	28,693
Essential Utilities, Inc.	555	26,146
		106,463
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	1,063	23,758
T-Mobile US, Inc.(1)	4,222	520,193
Telephone and Data Systems, Inc.	2,844	49,343
United States Cellular Corp.(1)	145	3,989
		597,283
TOTAL COMMON STOCKS (Cost $335,505,251)		355,731,235
SHORT-TERM INVESTMENTS — 3.1%
Money Market Funds — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,548,784	9,548,784
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,390,787	1,390,787
TOTAL SHORT-TERM INVESTMENTS (Cost $10,939,571)		10,939,571
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $346,444,822)		366,670,806
OTHER ASSETS AND LIABILITIES — (2.6)%		(9,178,174)
TOTAL NET ASSETS — 100.0%		$357,492,632

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	March 2022	$873,600	$(40,969)
^Amount represents value and unrealized appreciation (depreciation).

53

Avantis U.S. Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,044,876. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,088,267, which includes securities collateral of $697,480.

See Notes to Financial Statements.
54

FEBRUARY 28, 2022 (UNAUDITED)

Avantis U.S. Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.4%
AAR Corp.(1)	14,119	$634,508
Kaman Corp.	13,725	595,802
Moog, Inc., Class A	3,173	263,708
		1,494,018
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	40,249	1,268,246
Atlas Air Worldwide Holdings, Inc.(1)	20,750	1,625,970
Hub Group, Inc., Class A(1)	7,048	594,851
		3,489,067
Airlines — 0.6%
Allegiant Travel Co.(1)	6,931	1,206,618
Hawaiian Holdings, Inc.(1)	10,471	200,834
Mesa Air Group, Inc.(1)	4,324	18,809
SkyWest, Inc.(1)	29,145	819,266
		2,245,527
Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	52,422	485,428
Cooper-Standard Holdings, Inc.(1)	1,677	21,331
Dana, Inc.	24,492	456,041
Dorman Products, Inc.(1)	5,959	556,690
Gentherm, Inc.(1)	2,944	249,769
Goodyear Tire & Rubber Co. (The)(1)	155,147	2,403,227
Modine Manufacturing Co.(1)	8,884	89,728
Motorcar Parts of America, Inc.(1)	5,397	87,162
Standard Motor Products, Inc.	10,459	457,163
Strattec Security Corp.(1)	45	1,710
		4,808,249
Automobiles — 0.4%
Harley-Davidson, Inc.	5,750	237,475
Winnebago Industries, Inc.	16,078	1,030,117
		1,267,592
Banks — 16.3%
1st Source Corp.	3,078	148,637
ACNB Corp.	923	29,702
Amalgamated Financial Corp.	3,591	61,657
Amerant Bancorp, Inc.	4,693	152,288
American National Bankshares, Inc.	1,409	54,387
Ameris Bancorp	17,256	854,172
Ames National Corp.	1,518	36,371
Arrow Financial Corp.	3,365	115,588
Associated Banc-Corp.	51,876	1,265,256
Atlantic Capital Bancshares, Inc.(1)	4,632	149,799
Banc of California, Inc.	11,651	228,942
BancFirst Corp.	4,390	342,991
Bancorp, Inc. (The)(1)	18,493	541,845
Bank First Corp.	423	29,792
Bank of Hawaii Corp.	9,791	843,788
Bank OZK	8,474	398,447
55

Avantis U.S. Small Cap Value Fund
	Shares	Value
BankFinancial Corp.	377	$4,113
BankUnited, Inc.	24,034	1,062,303
Banner Corp.	11,103	684,056
Bar Harbor Bankshares	2,956	84,985
Baycom Corp.(1)	1,850	41,551
BCB Bancorp, Inc.	3,352	61,073
Brookline Bancorp., Inc.	21,062	361,003
Business First Bancshares, Inc.	3,317	86,872
Byline Bancorp, Inc.	4,809	131,141
C&F Financial Corp.	431	21,692
Cambridge Bancorp	500	44,075
Camden National Corp.	3,412	162,241
Capital Bancorp, Inc.	2,756	68,376
Capital City Bank Group, Inc.	2,809	78,849
Capstar Financial Holdings, Inc.	3,560	76,184
Cathay General Bancorp	25,409	1,194,985
CB Financial Services, Inc.	235	5,910
Central Pacific Financial Corp.	7,240	211,336
Central Valley Community Bancorp	2,641	60,928
Chemung Financial Corp.	842	38,589
City Holding Co.	3,653	291,034
Civista Bancshares, Inc.	2,482	60,536
CNB Financial Corp.	3,804	99,475
Coastal Financial Corp.(1)	250	11,900
Colony Bankcorp, Inc.	416	7,609
Community Financial Corp. (The)	1,296	52,242
Community Trust Bancorp, Inc.	3,584	151,532
ConnectOne Bancorp, Inc.	12,835	423,555
CrossFirst Bankshares, Inc.(1)	1,648	25,923
Customers Bancorp, Inc.(1)	15,789	971,813
Dime Community Bancshares, Inc.	4,859	165,157
Eagle Bancorp Montana, Inc.	1,752	38,719
Eagle Bancorp, Inc.	9,609	575,771
Enterprise Bancorp, Inc.	1,329	53,545
Enterprise Financial Services Corp.	1,640	81,082
Equity Bancshares, Inc., Class A	2,793	87,840
Esquire Financial Holdings, Inc.(1)	1,574	53,122
Evans Bancorp, Inc.	1,322	53,039
F.N.B. Corp.	73,674	989,442
Farmers National Banc Corp.	6,519	112,322
FB Financial Corp.	11,776	523,325
Financial Institutions, Inc.	3,877	123,831
First BanCorp	54,059	763,313
First Bancorp, Inc. (The)	227	6,765
First Bancorp/Southern Pines NC	6,690	300,247
First Bank/Hamilton NJ	4,600	67,022
First Busey Corp.	17,384	477,191
First Business Financial Services, Inc.	977	32,192
First Citizens BancShares, Inc., Class A	896	706,451
First Commonwealth Financial Corp.	25,663	414,457
First Community Bankshares, Inc.	2,500	73,325
56

Avantis U.S. Small Cap Value Fund
	Shares	Value
First Community Corp.	85	$1,737
First Financial Corp.	2,780	129,298
First Foundation, Inc.	13,911	371,006
First Guaranty Bancshares, Inc.	266	5,629
First Internet Bancorp	2,597	126,941
First Mid Bancshares, Inc.	2,956	118,447
First of Long Island Corp. (The)	5,675	123,545
First Savings Financial Group, Inc.	1,383	35,266
First United Corp.	279	6,651
First Western Financial, Inc.(1)	900	29,871
Flushing Financial Corp.	7,696	180,779
FNCB Bancorp, Inc.	206	1,914
Franklin Financial Services Corp.	146	4,865
Fulton Financial Corp.	61,870	1,114,897
FVCBankcorp, Inc.(1)	598	12,492
Glacier Bancorp, Inc.	2,554	141,492
Great Southern Bancorp, Inc.	2,864	175,907
Hancock Whitney Corp.	28,231	1,571,902
Hanmi Financial Corp.	10,668	278,648
HarborOne Bancorp, Inc.	11,000	162,690
Hawthorn Bancshares, Inc.	762	19,919
HBT Financial, Inc.	2,201	42,127
Heartland Financial USA, Inc.	12,676	628,983
Hilltop Holdings, Inc.	18,784	580,801
HomeStreet, Inc.	8,098	416,723
HomeTrust Bancshares, Inc.	2,923	87,924
Hope Bancorp, Inc.	31,733	538,192
Horizon Bancorp, Inc.	10,432	209,475
Independent Bank Corp. (Michigan)	5,710	135,898
International Bancshares Corp.	14,177	609,753
Investar Holding Corp.	2,251	45,808
Investors Bancorp, Inc.	86,972	1,455,911
Lakeland Bancorp, Inc.	11,313	204,087
Lakeland Financial Corp.	3,035	243,437
Landmark Bancorp, Inc.	195	5,234
LCNB Corp.	1,807	32,869
Level One Bancorp, Inc.	984	40,541
Limestone Bancorp, Inc.(1)	58	1,083
Live Oak Bancshares, Inc.	8,775	561,161
Macatawa Bank Corp.	7,793	71,540
Mercantile Bank Corp.	3,782	139,442
Meridian Corp.	1,533	54,268
Meta Financial Group, Inc.	10,015	554,731
Metrocity Bankshares, Inc.	3,750	91,162
Metropolitan Bank Holding Corp.(1)	2,839	290,288
Mid Penn Bancorp, Inc.	1,366	38,234
Midland States Bancorp, Inc.	4,977	146,125
MidWestOne Financial Group, Inc.	3,723	112,397
MVB Financial Corp.	2,840	109,397
National Bank Holdings Corp., Class A	8,652	383,976
National Bankshares, Inc.	300	11,151
57

Avantis U.S. Small Cap Value Fund
	Shares	Value
NBT Bancorp, Inc.	13,430	$515,309
Nicolet Bankshares, Inc.(1)	1,583	150,797
Northeast Bank	1,928	70,218
Northrim BanCorp, Inc.	1,797	80,488
Oak Valley Bancorp	775	14,725
OFG Bancorp	18,224	513,552
Old National Bancorp.	53,402	976,189
Old Second Bancorp, Inc.	7,020	99,895
Origin Bancorp, Inc.	5,780	266,920
Orrstown Financial Services, Inc.	2,704	66,032
Pacific Premier Bancorp, Inc.	10,714	414,739
PacWest Bancorp	43,726	2,160,939
Park National Corp.	4,634	621,234
Parke Bancorp, Inc.	2,104	49,633
PCB Bancorp.	1,436	33,789
Peapack-Gladstone Financial Corp.	4,207	158,688
Peoples Bancorp of North Carolina, Inc.	588	16,752
Peoples Bancorp, Inc.	5,085	159,059
Plumas Bancorp	642	25,430
Popular, Inc.	16,729	1,536,559
Preferred Bank	1,707	133,965
Premier Financial Corp.	12,362	379,143
Primis Financial Corp.	5,304	75,847
QCR Holdings, Inc.	4,571	255,336
RBB Bancorp	3,757	90,619
Red River Bancshares, Inc.	185	9,472
Republic Bancorp, Inc., Class A	3,166	145,256
Salisbury Bancorp, Inc.	31	1,712
Sandy Spring Bancorp, Inc.	15,303	720,618
SB Financial Group, Inc.	134	2,546
ServisFirst Bancshares, Inc.	7,912	691,351
Shore Bancshares, Inc.	1,205	25,401
Sierra Bancorp	3,475	93,269
Simmons First National Corp., Class A	22,259	634,827
SmartFinancial, Inc.	2,267	59,146
South Plains Financial, Inc.	2,649	73,298
Southern First Bancshares, Inc.(1)	1,448	82,623
Southside Bancshares, Inc.	8,017	334,229
Spirit of Texas Bancshares, Inc.	3,243	92,523
Stock Yards Bancorp, Inc.	3,157	168,805
Summit Financial Group, Inc.	1,425	38,860
Synovus Financial Corp.	16,965	893,207
Texas Capital Bancshares, Inc.(1)	14,141	941,791
Tompkins Financial Corp.	2,874	227,333
Towne Bank	19,687	613,841
Trico Bancshares	6,953	301,760
TriState Capital Holdings, Inc.(1)	6,084	201,989
Triumph Bancorp, Inc.(1)	3,000	300,960
Trustmark Corp.	18,782	591,445
UMB Financial Corp.	15,586	1,587,590
Umpqua Holdings Corp.	86,466	1,846,049
58

Avantis U.S. Small Cap Value Fund
	Shares	Value
Union Bankshares, Inc.	156	$4,806
United Bankshares, Inc.	1,691	61,924
United Community Banks, Inc.	29,137	1,126,436
United Security Bancshares	700	5,887
Unity Bancorp, Inc.	1,160	32,886
Univest Financial Corp.	7,718	223,668
Valley National Bancorp	98,198	1,371,826
Washington Trust Bancorp, Inc.	4,347	235,912
Webster Financial Corp.	38,252	2,303,153
West BanCorp, Inc.	3,824	110,514
Wintrust Financial Corp.	18,135	1,801,894
		56,808,979
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	2,476	1,230,399
Biotechnology — 1.2%
Alector, Inc.(1)	19,406	307,391
Catalyst Pharmaceuticals, Inc.(1)	37,255	290,589
Emergent BioSolutions, Inc.(1)	17,702	732,509
Ironwood Pharmaceuticals, Inc.(1)	65,025	699,669
iTeos Therapeutics, Inc.(1)	16,121	582,452
Ovid therapeutics, Inc.(1)(2)	14,703	49,843
Sage Therapeutics, Inc.(1)	29,360	1,067,823
uniQure NV(1)	18,039	306,483
		4,036,759
Building Products — 0.7%
Apogee Enterprises, Inc.	13,170	593,572
Insteel Industries, Inc.	9,193	341,152
Masonite International Corp.(1)	12,185	1,149,411
Quanex Building Products Corp.	14,314	327,218
		2,411,353
Capital Markets — 1.9%
B. Riley Financial, Inc.	4,921	293,046
Brightsphere Investment Group, Inc.	19,570	467,136
Cowen, Inc., Class A	8,775	260,179
Diamond Hill Investment Group, Inc.	855	165,767
Evercore, Inc., Class A	9,843	1,250,159
Freedom Holding Corp.(1)(2)	3,947	242,583
GAMCO Investors, Inc., Class A	544	11,707
Hennessy Advisors, Inc.	490	4,954
Janus Henderson Group plc	16,383	549,977
Moelis & Co., Class A	14,753	711,242
Oppenheimer Holdings, Inc., Class A	2,286	98,732
Piper Sandler Cos.	5,844	864,971
Stifel Financial Corp.	16,908	1,242,738
StoneX Group, Inc.(1)	2,602	196,321
Victory Capital Holdings, Inc., Class A	4,007	132,912
Virtus Investment Partners, Inc.	218	52,455
		6,544,879
Chemicals — 2.7%
AdvanSix, Inc.	19,230	770,354
American Vanguard Corp.	10,505	158,310
59

Avantis U.S. Small Cap Value Fund
	Shares	Value
Cabot Corp.	25,991	$1,901,502
Chemours Co. (The)	85,000	2,346,000
Ecovyst, Inc.	15,508	169,502
Ferro Corp.(1)	13,228	287,444
Hawkins, Inc.	5,041	228,156
Intrepid Potash, Inc.(1)	532	30,265
Koppers Holdings, Inc.(1)	7,463	213,666
Kraton Corp.(1)	19,350	893,003
Kronos Worldwide, Inc.	4,662	68,671
LSB Industries, Inc.(1)	8,574	148,330
NewMarket Corp.	98	31,141
Orion Engineered Carbons SA	7,142	110,987
Rayonier Advanced Materials, Inc.(1)	15,099	88,631
Stepan Co.	5,121	530,638
Trecora Resources(1)	1,362	12,081
Tronox Holdings plc, Class A	72,621	1,474,206
		9,462,887
Commercial Services and Supplies — 0.9%
Civeo Corp.(1)	4,767	104,064
Clean Harbors, Inc.(1)	15,723	1,500,446
Ennis, Inc.	4,672	87,740
Healthcare Services Group, Inc.	23,308	368,732
Heritage-Crystal Clean, Inc.(1)	7,190	201,608
HNI Corp.	9,929	404,011
Interface, Inc.	23,294	303,987
Team, Inc.(1)	9	8
		2,970,596
Communications Equipment — 0.4%
ViaSat, Inc.(1)	29,019	1,324,427
Construction and Engineering — 1.3%
Arcosa, Inc.	1,139	59,991
Argan, Inc.	5,290	205,728
Dycom Industries, Inc.(1)	9,410	819,235
EMCOR Group, Inc.	266	30,734
Granite Construction, Inc.	29,755	900,684
Great Lakes Dredge & Dock Corp.(1)	4,820	68,010
MasTec, Inc.(1)	7,809	615,037
MYR Group, Inc.(1)	10,584	949,914
Northwest Pipe Co.(1)	1,947	55,489
Primoris Services Corp.	11,796	311,061
Sterling Construction Co., Inc.(1)	15,553	459,280
Tutor Perini Corp.(1)	11,534	113,033
		4,588,196
Construction Materials†
United States Lime & Minerals, Inc.	69	8,110
Consumer Finance — 2.2%
Atlanticus Holdings Corp.(1)	2,510	133,708
Elevate Credit, Inc.(1)(2)	566	1,862
Encore Capital Group, Inc.(1)	10,052	663,331
Enova International, Inc.(1)	1,107	45,132
EZCORP, Inc., Class A(1)	8,933	53,509
60

Avantis U.S. Small Cap Value Fund
	Shares	Value
Green Dot Corp., Class A(1)	19,310	$553,232
Navient Corp.	55,897	984,346
Nelnet, Inc., Class A	4,308	347,009
OneMain Holdings, Inc.	14,192	723,508
PRA Group, Inc.(1)	14,829	661,818
PROG Holdings, Inc.(1)	34,056	1,043,476
Regional Management Corp.	2,426	124,527
SLM Corp.	93,457	1,841,103
World Acceptance Corp.(1)	1,826	358,754
		7,535,315
Containers and Packaging†
TriMas Corp.	3,636	118,206
Distributors — 0.1%
Funko, Inc., Class A(1)	11,894	207,669
Diversified Consumer Services — 0.8%
Grand Canyon Education, Inc.(1)	16,607	1,441,986
Laureate Education, Inc., Class A	80,273	870,159
Lincoln Educational Services Corp.(1)	3,686	28,419
Perdoceo Education Corp.(1)	38,170	399,640
Universal Technical Institute, Inc.(1)	4,000	34,560
		2,774,764
Diversified Financial Services†
Alerus Financial Corp.	2,974	85,503
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	2,999	99,957
EchoStar Corp., Class A(1)	16,186	393,967
IDT Corp., Class B(1)	7,562	272,686
Iridium Communications, Inc.(1)	25,633	1,014,810
		1,781,420
Electrical Equipment — 1.1%
Atkore, Inc.(1)	22,875	2,326,616
Encore Wire Corp.	12,952	1,507,872
Preformed Line Products Co.	32	1,784
TPI Composites, Inc.(1)	5,049	68,263
		3,904,535
Electronic Equipment, Instruments and Components — 1.7%
Bel Fuse, Inc., Class B	746	11,750
Benchmark Electronics, Inc.	8,668	226,582
CTS Corp.	5,819	220,773
Daktronics, Inc.(1)	15,564	71,750
ePlus, Inc.(1)	4,185	196,276
Kimball Electronics, Inc.(1)	6,731	116,042
Methode Electronics, Inc.	10,916	498,206
Plexus Corp.(1)	5,661	461,202
Sanmina Corp.(1)	31,382	1,248,376
ScanSource, Inc.(1)	6,785	214,270
TD SYNNEX Corp.	4,369	444,895
TTM Technologies, Inc.(1)	56,407	709,036
Vishay Intertechnology, Inc.	74,711	1,433,704
		5,852,862
Energy Equipment and Services — 3.3%
Archrock, Inc.	93,272	778,821
61

Avantis U.S. Small Cap Value Fund
	Shares	Value
Bristow Group, Inc.(1)	12,875	$426,678
ChampionX Corp.(1)	22,298	477,400
FTS International, Inc., Class A(1)	3,091	81,819
Geospace Technologies Corp.(1)	1,026	6,043
Helmerich & Payne, Inc.	25,283	916,003
Nabors Industries Ltd.(1)	5,541	695,617
National Energy Services Reunited Corp.(1)	6,596	58,770
Natural Gas Services Group, Inc.(1)	3,161	39,765
Newpark Resources, Inc.(1)	37,589	141,711
NexTier Oilfield Solutions, Inc.(1)	19,357	154,082
NOV, Inc.	169,361	2,904,541
Oceaneering International, Inc.(1)	51,766	757,854
Oil States International, Inc.(1)	6,690	34,989
Patterson-UTI Energy, Inc.	53,148	766,926
ProPetro Holding Corp.(1)	58,748	750,212
Select Energy Services, Inc., Class A(1)	18,851	156,086
TETRA Technologies Inc(1)	64,383	206,026
Transocean Ltd.(1)	206,443	730,808
US Silica Holdings, Inc.(1)	45,067	651,669
Valaris Ltd.(1)	7,196	293,165
Weatherford International plc(1)	17,468	496,091
		11,525,076
Food and Staples Retailing — 2.0%
Andersons, Inc. (The)	18,387	838,447
HF Foods Group, Inc.(1)(2)	4,000	25,000
Ingles Markets, Inc., Class A	10,442	858,541
Natural Grocers by Vitamin Cottage, Inc.	4,681	79,437
PriceSmart, Inc.	6,006	436,756
SpartanNash Co.	24,069	677,302
Sprouts Farmers Market, Inc.(1)	60,094	1,711,477
United Natural Foods, Inc.(1)	41,532	1,670,833
Village Super Market, Inc., Class A	2,044	46,562
Weis Markets, Inc.	10,239	631,439
		6,975,794
Food Products — 1.5%
Flowers Foods, Inc.	80,661	2,210,918
Fresh Del Monte Produce, Inc.	16,780	434,267
Pilgrim's Pride Corp.(1)	12,579	296,613
Sanderson Farms, Inc.	11,343	2,025,746
Seneca Foods Corp., Class A(1)	2,432	120,992
		5,088,536
Health Care Equipment and Supplies — 0.8%
Co-Diagnostics, Inc.(1)(2)	13,905	80,649
FONAR Corp.(1)	475	8,208
Meridian Bioscience, Inc.(1)	21,524	544,557
Quidel Corp.(1)	19,548	2,067,983
Utah Medical Products, Inc.	574	51,666
		2,753,063
Health Care Providers and Services — 0.4%
Fulgent Genetics, Inc.(1)(2)	11,684	727,913
National Healthcare Corp.	1,399	90,963
62

Avantis U.S. Small Cap Value Fund
	Shares	Value
Patterson Cos., Inc.	15,682	$468,892
		1,287,768
Hotels, Restaurants and Leisure — 0.6%
Carrols Restaurant Group, Inc.	3,216	8,490
Century Casinos, Inc.(1)	11,411	140,355
Chuy's Holdings, Inc.(1)	9,479	309,016
Cracker Barrel Old Country Store, Inc.	5,801	778,900
Hilton Grand Vacations, Inc.(1)	2,545	131,984
Monarch Casino & Resort, Inc.(1)	7,327	570,773
ONE Group Hospitality, Inc. (The)(1)	10,666	125,219
RCI Hospitality Holdings, Inc.	902	58,558
Red Robin Gourmet Burgers, Inc.(1)	4,768	83,678
		2,206,973
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	2,642	46,367
Beazer Homes USA, Inc.(1)	11,698	191,496
Cavco Industries, Inc.(1)	169	46,074
Century Communities, Inc.	8,355	532,381
Ethan Allen Interiors, Inc.	12,698	330,910
GoPro, Inc., Class A(1)	52,232	449,195
La-Z-Boy, Inc.	21,408	624,685
Legacy Housing Corp.(1)	861	21,930
Lifetime Brands, Inc.	559	7,323
Taylor Morrison Home Corp.(1)	65,753	1,939,714
Tri Pointe Homes, Inc.(1)	61,288	1,371,013
Universal Electronics, Inc.(1)	4,678	155,450
VOXX International Corp.(1)	3,636	39,014
		5,755,552
Household Products†
Central Garden & Pet Co.(1)	952	45,068
Ocean Bio-Chem, Inc.	261	2,268
		47,336
Insurance — 3.9%
Ambac Financial Group, Inc.(1)	12,074	154,909
American Equity Investment Life Holding Co.	24,965	940,931
American National Group, Inc.	1,671	315,869
AMERISAFE, Inc.	3,786	178,321
Argo Group International Holdings Ltd.	7,434	313,492
Axis Capital Holdings Ltd.	30,229	1,651,108
Brighthouse Financial, Inc.(1)	30,139	1,575,064
CNO Financial Group, Inc.	35,969	869,371
Crawford & Co., Class A	616	4,749
Donegal Group, Inc., Class A	3,433	46,895
Employers Holdings, Inc.	6,455	250,841
Genworth Financial, Inc., Class A(1)	128,019	519,757
Hanover Insurance Group, Inc. (The)	7,019	979,221
HCI Group, Inc.	1,390	86,541
Horace Mann Educators Corp.	13,411	557,764
Investors Title Co.	100	19,155
Mercury General Corp.	6,971	383,405
NI Holdings, Inc.(1)	1,243	22,287
63

Avantis U.S. Small Cap Value Fund
	Shares	Value
Safety Insurance Group, Inc.	4,417	$368,554
Selective Insurance Group, Inc.	19,011	1,581,525
SiriusPoint Ltd.(1)	28,701	212,100
Stewart Information Services Corp.	10,742	729,167
Tiptree, Inc.	6,709	85,808
Unum Group	35,628	994,734
White Mountains Insurance Group Ltd.	813	853,813
		13,695,381
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	40,989	663,202
Internet and Direct Marketing Retail — 0.1%
Duluth Holdings, Inc., Class B(1)	5,416	75,445
Lands' End, Inc.(1)	5,925	100,488
		175,933
IT Services — 0.6%
Alliance Data Systems Corp.	22,237	1,499,886
Computer Task Group, Inc.(1)	1,148	10,573
Innodata, Inc.(1)	154	815
Kyndryl Holdings, Inc.(1)	39,532	626,977
		2,138,251
Leisure Products — 1.4%
Acushnet Holdings Corp.	14,795	648,021
Callaway Golf Co.(1)	57,371	1,419,359
Johnson Outdoors, Inc., Class A	21	1,732
Malibu Boats, Inc., Class A(1)	8,196	571,015
MasterCraft Boat Holdings, Inc.(1)	8,678	248,538
Smith & Wesson Brands, Inc.	21,688	382,359
Sturm Ruger & Co., Inc.	8,283	599,772
Vista Outdoor, Inc.(1)	29,235	1,065,616
		4,936,412
Machinery — 2.1%
Albany International Corp., Class A	14,081	1,236,593
Commercial Vehicle Group, Inc.(1)	10,619	84,846
EnPro Industries, Inc.	5,418	598,364
Greenbrier Cos., Inc. (The)	9,261	411,466
Kennametal, Inc.	22,770	722,037
L.B. Foster Co., Class A(1)	1,249	19,634
Mayville Engineering Co., Inc.(1)	1,461	15,107
Miller Industries, Inc.	2,093	64,841
Mueller Industries, Inc.	32,689	1,864,908
REV Group, Inc.	12,514	169,189
Shyft Group, Inc. (The)	5,994	242,218
Terex Corp.	28,165	1,162,651
Trinity Industries, Inc.	28,873	833,275
		7,425,129
Marine — 1.1%
Costamare, Inc.	18,233	246,145
Eagle Bulk Shipping, Inc.(2)	5,751	303,250
Genco Shipping & Trading Ltd.	16,289	314,052
Matson, Inc.	24,434	2,706,554
Safe Bulkers, Inc.(1)	30,714	128,385
		3,698,386
64

Avantis U.S. Small Cap Value Fund
	Shares	Value
Media — 0.2%
Audacy, Inc.(1)	33,969	$105,304
Cumulus Media, Inc., Class A(1)	3,804	43,594
Entravision Communications Corp., Class A	30,218	193,395
Gray Television, Inc.	945	22,141
Scholastic Corp.	8,832	371,651
		736,085
Metals and Mining — 3.4%
Alcoa Corp.	59,145	4,455,984
Alpha Metallurgical Resources, Inc.(1)	9,300	881,454
Carpenter Technology Corp.	17,320	664,915
Century Aluminum Co.(1)	5,448	128,682
Coeur Mining, Inc.(1)	72,945	313,663
Commercial Metals Co.	56,836	2,191,028
Haynes International, Inc.	2,942	107,560
Ryerson Holding Corp.	3,000	78,360
Schnitzer Steel Industries, Inc., Class A	13,372	650,548
SunCoke Energy, Inc.	42,909	340,268
Synalloy Corp.(1)	921	14,718
TimkenSteel Corp.(1)	22,578	407,081
United States Steel Corp.	6,000	163,260
Warrior Met Coal, Inc.	45,948	1,447,362
Worthington Industries, Inc.	1,487	84,789
		11,929,672
Multiline Retail — 1.3%
Big Lots, Inc.	14,276	496,234
Dillard's, Inc., Class A	2,544	637,806
Kohl's Corp.	17,187	955,941
Macy's, Inc.	94,123	2,439,668
		4,529,649
Oil, Gas and Consumable Fuels — 13.8%
Antero Midstream Corp.	191,266	1,920,311
Antero Resources Corp.(1)	68,678	1,574,787
Arch Resources, Inc.(2)	10,926	1,304,237
Ardmore Shipping Corp.(1)	3,480	15,312
Berry Corp.	33,513	335,130
Brigham Minerals, Inc., Class A	7,212	164,289
Callon Petroleum Co.(1)	30,803	1,736,057
Centennial Resource Development, Inc., Class A(1)	120,522	1,058,183
Civitas Resources, Inc.	33,935	1,712,699
CNX Resources Corp.(1)	113,171	1,849,214
Comstock Resources, Inc.(1)	56,462	468,635
CONSOL Energy, Inc.(1)	19,841	609,912
CVR Energy, Inc.	20,034	348,391
Denbury, Inc.(1)	10,199	741,059
DHT Holdings, Inc.	74,073	465,919
Dorian LPG Ltd.	15,609	215,092
Earthstone Energy, Inc., Class A(1)	12,000	156,000
EnLink Midstream LLC(1)	137,612	1,224,747
EQT Corp.	64,348	1,489,013
Equitrans Midstream Corp.	274,898	1,762,096
65

Avantis U.S. Small Cap Value Fund
	Shares	Value
HollyFrontier Corp.	39,733	$1,209,870
International Seaways, Inc.	10,652	194,825
Kimbell Royalty Partners LP	17,951	282,369
Kosmos Energy Ltd.(1)	304,082	1,477,839
Laredo Petroleum, Inc.(1)	11,562	885,187
Magnolia Oil & Gas Corp., Class A	104,002	2,324,445
Matador Resources Co.	75,115	3,725,704
Murphy Oil Corp.	96,220	3,335,947
Nordic American Tankers Ltd.	49,596	120,022
Oasis Petroleum, Inc.	5,306	703,098
Overseas Shipholding Group, Inc., Class A(1)	20,289	42,201
PBF Energy, Inc., Class A(1)	83,304	1,384,513
PDC Energy, Inc.	51,695	3,335,361
Range Resources Corp.(1)	88,344	2,027,495
Ranger Oil Corp., Class A(1)	10,940	369,334
Ring Energy, Inc.(1)(2)	43,209	137,405
SandRidge Energy, Inc.(1)	17,264	230,820
Scorpio Tankers, Inc.	5,961	103,662
SFL Corp. Ltd.	67,577	672,391
SilverBow Resources, Inc.(1)	5,834	150,050
SM Energy Co.	86,384	3,067,496
Talos Energy, Inc.(1)	36,216	568,953
Teekay Corp.(1)	25,357	85,453
Teekay Tankers Ltd., Class A(1)	8,343	119,221
VAALCO Energy, Inc.	19,484	109,890
Whiting Petroleum Corp.	33,256	2,455,956
		48,270,590
Paper and Forest Products — 1.0%
Clearwater Paper Corp.(1)	10,009	288,559
Glatfelter Corp.	20,374	279,939
Louisiana-Pacific Corp.	32,421	2,332,691
Mercer International, Inc.	19,001	254,043
Verso Corp., Class A	15,650	414,882
		3,570,114
Personal Products — 0.6%
Inter Parfums, Inc.	5,090	472,759
Nature's Sunshine Products, Inc.	4,126	72,329
Nu Skin Enterprises, Inc., Class A	21,921	1,016,915
USANA Health Sciences, Inc.(1)	5,730	504,297
		2,066,300
Pharmaceuticals — 1.1%
Arvinas, Inc.(1)	17,881	1,158,868
BioDelivery Sciences International, Inc.(1)	34,095	190,250
Collegium Pharmaceutical, Inc.(1)	12,035	234,321
Innoviva, Inc.(1)	34,691	666,414
Phibro Animal Health Corp., Class A	2,972	63,304
Prestige Consumer Healthcare, Inc.(1)	18,987	1,130,296
SIGA Technologies, Inc.(1)	10,000	60,000
Supernus Pharmaceuticals, Inc.(1)	11,238	359,054
		3,862,507
66

Avantis U.S. Small Cap Value Fund
	Shares	Value
Professional Services — 0.4%
CRA International, Inc.	2,512	$223,141
Heidrick & Struggles International, Inc.	7,891	337,340
Hill International, Inc.(1)	9,201	16,562
Kelly Services, Inc., Class A	7,404	157,113
Kforce, Inc.	4,885	367,254
Korn Ferry	5,083	336,800
		1,438,210
Real Estate Management and Development — 0.3%
Forestar Group, Inc.(1)	8,966	164,167
Marcus & Millichap, Inc.(1)	15,748	783,148
RE/MAX Holdings, Inc., Class A	8,820	261,425
		1,208,740
Road and Rail — 2.5%
ArcBest Corp.	15,963	1,479,451
Covenant Logistics Group, Inc.(1)	4,475	100,732
Heartland Express, Inc.	19,812	284,500
Marten Transport Ltd.	32,857	566,783
PAM Transportation Services, Inc.(1)	1,739	117,330
Ryder System, Inc.	28,891	2,277,766
Saia, Inc.(1)	5,869	1,685,753
Schneider National, Inc., Class B	30,754	803,295
US Xpress Enterprises, Inc., Class A(1)	5,048	22,918
USA Truck, Inc.(1)	4,124	100,543
Werner Enterprises, Inc.	32,736	1,422,707
		8,861,778
Semiconductors and Semiconductor Equipment — 1.8%
Alpha & Omega Semiconductor Ltd.(1)	13,415	721,324
Amkor Technology, Inc.	25,556	579,354
Cirrus Logic, Inc.(1)	11,026	957,829
Diodes, Inc.(1)	12,607	1,129,461
Kulicke & Soffa Industries, Inc.	31,629	1,652,299
MagnaChip Semiconductor Corp.(1)	1,624	29,557
Photronics, Inc.(1)	35,409	652,234
SMART Global Holdings, Inc.(1)	18,508	508,045
		6,230,103
Specialty Retail — 6.7%
Aaron's Co., Inc. (The)	13,905	291,866
Abercrombie & Fitch Co., Class A(1)	29,333	1,117,001
Academy Sports & Outdoors, Inc.(1)	38,979	1,261,750
American Eagle Outfitters, Inc.(2)	60,061	1,266,086
Asbury Automotive Group, Inc.(1)	10,926	2,120,846
AutoNation, Inc.(1)	11,121	1,275,134
Big 5 Sporting Goods Corp.	10,404	172,290
Buckle, Inc. (The)	15,961	574,596
Build-A-Bear Workshop, Inc.	6,830	139,537
Caleres, Inc.	20,740	430,562
Cato Corp. (The), Class A	10,167	178,939
Chico's FAS, Inc.(1)	56,054	263,454
Children's Place, Inc. (The)(1)	6,298	396,522
Citi Trends, Inc.(1)	4,400	164,164
67

Avantis U.S. Small Cap Value Fund
	Shares	Value
Conn's, Inc.(1)	10,875	$199,447
Container Store Group, Inc. (The)(1)	13,676	120,759
Dick's Sporting Goods, Inc.(2)	7,201	756,105
Foot Locker, Inc.	36,984	1,169,434
Genesco, Inc.(1)	8,312	533,215
Group 1 Automotive, Inc.	9,311	1,693,950
Guess?, Inc.	20,338	445,402
Haverty Furniture Cos., Inc.	8,061	229,013
Hibbett, Inc.	7,288	328,543
Kirkland's, Inc.(1)(2)	3,934	54,447
Lazydays Holdings, Inc.(1)	2,951	53,797
LL Flooring Holdings, Inc.(1)	5,680	91,221
MarineMax, Inc.(1)	11,997	548,983
Murphy USA, Inc.	10,749	1,942,774
ODP Corp. (The)(1)	4,262	187,528
Penske Automotive Group, Inc.	7,433	730,590
Shoe Carnival, Inc.	9,251	269,759
Signet Jewelers Ltd.	29,714	2,094,837
Sonic Automotive, Inc., Class A	11,437	614,281
Sportsman's Warehouse Holdings, Inc.(1)	1,389	15,848
Tilly's, Inc., Class A	11,039	140,195
TravelCenters of America, Inc.(1)	8,883	375,129
Urban Outfitters, Inc.(1)	21,311	586,266
Zumiez, Inc.(1)	10,448	464,832
		23,299,102
Technology Hardware, Storage and Peripherals†
Super Micro Computer, Inc.(1)	135	5,304
Textiles, Apparel and Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	4,003	271,163
Carter's, Inc.	14,803	1,431,154
Crown Crafts, Inc.	31	208
Delta Apparel, Inc.(1)	1,000	29,650
G-III Apparel Group Ltd.(1)	19,772	548,475
Lakeland Industries, Inc.(1)	1,868	35,660
Movado Group, Inc.	9,896	390,101
Oxford Industries, Inc.	8,721	770,849
Superior Group of Cos., Inc.	233	4,777
Unifi, Inc.(1)	4,426	83,076
Vera Bradley, Inc.(1)	5,863	44,324
		3,609,437
Thrifts and Mortgage Finance — 4.3%
Axos Financial, Inc.(1)	16,026	877,263
Bridgewater Bancshares, Inc.(1)	5,299	89,182
Essent Group Ltd.	37,608	1,661,521
Federal Agricultural Mortgage Corp., Class C	3,528	436,414
Flagstar Bancorp, Inc.	27,065	1,233,623
FS Bancorp, Inc.	2,126	68,074
Greene County Bancorp, Inc.	134	5,460
Hingham Institution For Savings (The)	363	130,622
Home Bancorp, Inc.	1,338	52,463
Luther Burbank Corp.	2,236	28,934
68

Avantis U.S. Small Cap Value Fund
	Shares	Value
Merchants Bancorp	8,404	$243,296
MGIC Investment Corp.	125,440	1,904,179
Mr. Cooper Group, Inc.(1)	29,870	1,518,292
NMI Holdings, Inc., Class A(1)	28,705	664,234
Northfield Bancorp, Inc.	5,000	78,500
OP Bancorp	1,343	17,916
PennyMac Financial Services, Inc.	13,369	772,060
Provident Financial Services, Inc.	15,477	367,269
Radian Group, Inc.	64,132	1,532,755
Riverview Bancorp, Inc.	2,994	23,263
Southern Missouri Bancorp, Inc.	2,022	108,339
Territorial Bancorp, Inc.	886	22,221
Timberland Bancorp, Inc.	1,932	53,342
TrustCo Bank Corp. NY	3,672	125,472
Walker & Dunlop, Inc.	10,373	1,435,105
Washington Federal, Inc.	15,510	551,846
Waterstone Financial, Inc.	5,837	114,055
WSFS Financial Corp.	18,338	932,121
		15,047,821
Trading Companies and Distributors — 5.3%
Air Lease Corp.	65,266	2,725,508
Alta Equipment Group, Inc.(1)	4,324	54,526
BlueLinx Holdings, Inc.(1)	6,604	590,266
Boise Cascade Co.	24,337	1,945,500
GATX Corp.	18,692	1,993,128
Global Industrial Co.	2,247	71,410
H&E Equipment Services, Inc.	14,452	603,515
Herc Holdings, Inc.	15,672	2,493,729
Huttig Building Products, Inc.(1)	9,493	88,190
Lawson Products, Inc.(1)	186	7,907
McGrath RentCorp	13,231	1,075,416
NOW, Inc.(1)	78,189	730,285
Rush Enterprises, Inc., Class A	25,814	1,340,779
Rush Enterprises, Inc., Class B	3,706	181,631
Textainer Group Holdings Ltd.	22,020	781,930
Titan Machinery, Inc.(1)	10,728	303,924
Triton International Ltd.	42,512	2,792,188
Veritiv Corp.(1)	8,356	895,512
		18,675,344
Wireless Telecommunication Services — 0.3%
Telephone and Data Systems, Inc.	51,009	885,006
United States Cellular Corp.(1)	6,875	189,131
		1,074,137
TOTAL COMMON STOCKS (Cost $274,032,204)		347,738,997
69

Avantis U.S. Small Cap Value Fund
	Principal Amount/Shares	Value
CORPORATE BOND†
Capital Markets†
GAMCO Investors, Inc., 4.00%, 6/15/23 (Cost $1,000)	$1,000	$981
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	948,347	948,347
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,617,963	2,617,963
TOTAL SHORT-TERM INVESTMENTS (Cost $3,566,310)		3,566,310
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $277,599,514)		351,306,288
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,213,201)
TOTAL NET ASSETS — 100.0%		$349,093,087

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	6	March 2022	$613,350	$(30,268)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,346,846. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,472,630, which includes securities collateral of $1,854,667.

See Notes to Financial Statements.
70

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value (cost of $345,054,035 and $274,981,551, respectively) — including $2,044,876 and $4,346,846, respectively of securities on loan	$365,280,019	$348,688,325
Investment made with cash collateral received for securities on loan, at value (cost of $1,390,787 and $2,617,963, respectively)	1,390,787	2,617,963
Total investment securities, at value (cost of $346,444,822 and $277,599,514, respectively)	366,670,806	351,306,288
Deposits with broker for futures contracts	43,200	33,000
Receivable for investments sold	—	134,789
Receivable for capital shares sold	137,730	141,924
Receivable for variation margin on futures contracts	—	1,650
Dividends and interest receivable	484,565	332,625
Securities lending receivable	3,797	11,836
	367,340,098	351,962,112

Liabilities
Payable for collateral received for securities on loan	1,390,787	2,617,963
Payable for investments purchased	8,405,685	—
Payable for capital shares redeemed	10,040	184,906
Payable for variation margin on futures contracts	2,400	—
Accrued management fees	38,554	66,156
	9,847,466	2,869,025

Net Assets	$357,492,632	$349,093,087

Net Assets Consist of:
Capital paid in	$336,663,305	$264,930,783
Distributable earnings	20,829,327	84,162,304
	$357,492,632	$349,093,087

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Equity Fund
Institutional Class	$335,671,648	23,319,896	$14.39
G Class	$21,820,984	1,514,567	$14.41
Avantis U.S. Small Cap Value Fund
Institutional Class	$347,093,708	22,898,538	$15.16
G Class	$1,999,379	131,859	$15.16

See Notes to Financial Statements.

71

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $732 and $3,002, respectively)	$2,141,399	$2,646,549
Securities lending, net	12,161	55,823
Interest	402	359
	2,153,962	2,702,731

Expenses:
Management fees	216,963	391,321
Other expenses	47	7,416
	217,010	398,737
Fees waived - G Class	(3,773)	(586)
	213,237	398,151

Net investment income (loss)	1,940,725	2,304,580

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	64,884	10,625,413
Futures contract transactions	81,155	26,683
	146,039	10,652,096

Change in net unrealized appreciation (depreciation) on:
Investments	(16,512,143)	576,308
Futures contracts	(62,002)	(77,935)
	(16,574,145)	498,373

Net realized and unrealized gain (loss)	(16,428,106)	11,150,469

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,487,381)	$13,455,049

See Notes to Financial Statements.

72

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Avantis U.S. Equity Fund		Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$1,940,725	$1,353,507	$2,304,580	$3,137,208
Net realized gain (loss)	146,039	794,199	10,652,096	15,334,310
Change in net unrealized appreciation (depreciation)	(16,574,145)	27,174,332	498,373	60,204,107
Net increase (decrease) in net assets resulting from operations	(14,487,381)	29,322,038	13,455,049	78,675,625

Distributions to Shareholders
From earnings:
Institutional Class	(3,104,121)	(550,258)	(18,793,908)	(948,448)
G Class	(24,544)	—	(13,000)	—
Decrease in net assets from distributions	(3,128,665)	(550,258)	(18,806,908)	(948,448)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	161,370,480	133,435,192	94,088,612	103,291,530

Net increase (decrease) in net assets	143,754,434	162,206,972	88,736,753	181,018,707

Net Assets
Beginning of period	213,738,198	51,531,226	260,356,334	79,337,627
End of period	$357,492,632	$213,738,198	$349,093,087	$260,356,334

See Notes to Financial Statements.

73

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Equity Fund and Avantis U.S. Small Cap Value Fund (collectively, the funds) are two funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class. The G Class of each fund commenced sale on January 20, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between
74

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending
75

securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Avantis U.S. Equity Fund
Common Stocks	$1,390,787	—	—	—	$1,390,787
Gross amount of recognized liabilities for securities lending transactions					$1,390,787

Avantis U.S. Small Cap Value Fund
Common Stocks	$2,617,963	—	—	—	$2,617,963
Gross amount of recognized liabilities for securities lending transactions					$2,617,963
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the Avantis U.S. Equity Fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2022, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis U.S. Equity Fund	0.15%	0.15%	0.00%
Avantis U.S. Small Cap Value Fund	0.25%	0.25%	0.00%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

76

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2022 were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Small Cap Value Fund
Purchases	$161,648,447	$146,478,934
Sales	$918,775	$65,572,408

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2022		Year ended August 31, 2021(1)
	Shares	Amount	Shares	Amount
Avantis U.S. Equity Fund
Institutional Class
Sold	10,045,067	$154,818,325	12,039,286	$163,599,924
Issued in reinvestment of distributions	203,548	3,104,121	45,855	550,258
Redeemed	(1,137,437)	(17,066,893)	(2,596,029)	(32,277,485)
	9,111,178	140,855,553	9,489,112	131,872,697
G Class
Sold	1,456,163	21,290,201	120,988	1,701,468
Issued in reinvestment of distributions	1,608	24,544	—	—
Redeemed	(54,503)	(799,818)	(9,689)	(138,973)
	1,403,268	20,514,927	111,299	1,562,495
Net increase (decrease)	10,514,446	$161,370,480	9,600,411	$133,435,192

Avantis U.S. Small Cap Value Fund
Institutional Class
Sold	8,721,988	$139,728,708	12,018,509	$150,648,156
Issued in reinvestment of distributions	1,238,456	18,774,999	83,637	948,448
Redeemed	(4,184,237)	(66,254,488)	(3,763,099)	(48,461,598)
	5,776,207	92,249,219	8,339,047	103,135,006
G Class
Sold	124,820	1,893,383	11,337	168,264
Issued in reinvestment of distributions	858	13,000	—	—
Redeemed	(4,376)	(66,990)	(780)	(11,740)
	121,302	1,839,393	10,557	156,524
Net increase (decrease)	5,897,509	$94,088,612	8,349,604	$103,291,530
(1)January 20, 2021 (commencement of sale) through August 31, 2021 for the G Class.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.
77

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Avantis U.S. Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$355,731,235	—	—
Short-Term Investments	10,939,571	—	—
	$366,670,806	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$40,969	—	—

Avantis U.S. Small Cap Value Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$347,738,997	—	—
Corporate Bonds	—	$981	—
Short-Term Investments	3,566,310	—	—
	$351,305,307	$981	—

Liabilities
Other Financial Instruments
Futures Contracts	$30,268	—	—

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis U.S. Equity Fund	$753,092
Avantis U.S. Small Cap Value Fund	$732,202

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Value of Derivative Instruments as of February 28, 2022

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis U.S. Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2,400

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$1,650	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis U.S. Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$81,155	Change in net unrealized appreciation (depreciation) on futures contracts	$(62,002)

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$26,683	Change in net unrealized appreciation (depreciation) on futures contracts	$(77,935)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis U.S. Small Cap Value Fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$346,667,150	$278,264,407
Gross tax appreciation of investments	$35,533,614	$81,184,785
Gross tax depreciation of investments	(15,529,958)	(8,142,904)
Net tax appreciation (depreciation) of investments	$20,003,656	$73,041,881

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2022(3)	$14.93	0.10	(0.50)	(0.40)	(0.10)	(0.04)	(0.14)	$14.39	(2.73)%	0.15%(4)	0.15%(4)	1.34%(4)	1.34%(4)	0%	$335,672
2021	$10.92	0.18	3.95	4.13	(0.09)	(0.03)	(0.12)	$14.93	38.03%	0.15%	0.15%	1.37%	1.37%	3%	$212,075
2020(5)	$10.00	0.12	0.82	0.94	(0.02)	—	(0.02)	$10.92	9.37%	0.15%(4)	0.15%(4)	1.62%(4)	1.62%	3%	$51,531
G Class
2022(3)	$14.95	0.12	(0.50)	(0.38)	(0.12)	(0.04)	(0.16)	$14.41	(2.59)%	0.00%(4)(6)	0.15%(4)	1.49%(4)	1.34%(4)	0%	$21,821
2021(7)	$12.80	0.14	2.01	2.15	—	—	—	$14.95	16.80%	0.00%(4)(6)	0.15%(4)	1.55%(4)	1.40%(4)	3%(8)	$1,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)Ratio was less than 0.005%.
(7)January 20, 2021 (commencement of sale) through August 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2022(3)	$15.20	0.11	0.74	0.85	(0.19)	(0.70)	(0.89)	$15.16	5.58%	0.25%(4)	0.25%(4)	1.48%(4)	1.48%(4)	21%	$347,094
2021	$9.03	0.24	6.01	6.25	(0.08)	—(5)	(0.08)	$15.20	69.57%	0.25%	0.25%	1.81%	1.81%	37%	$260,196
2020(6)	$10.00	0.11	(1.07)	(0.96)	(0.01)	—	(0.01)	$9.03	(9.57)%	0.25%(4)	0.25%(4)	1.89%(4)	1.89%(4)	4%	$79,338
G Class
2022(3)	$15.22	0.11	0.76	0.87	(0.23)	(0.70)	(0.93)	$15.16	5.69%	0.00%(4)(7)	0.25%(4)	1.73%(4)	1.48%(4)	21%	$1,999
2021(8)	$12.82	0.18	2.22	2.40	—	—	—	$15.22	18.72%	0.00%(4)(7)	0.25%(4)	2.00%(4)	1.75%(4)	37%(9)	$161

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)December 4, 2019 (fund inception) through August 31, 2020.
(7)Ratio was less than 0.005%.
(8)January 20, 2021 (commencement of sale) through August 31, 2021.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

84

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97501 2204

Semiannual Report

February 28, 2022

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.

Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2022

Avantis Emerging Markets Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Warrants	—*
Rights	—*
Corporate Bonds	—*
Short-Term Investments	3.1%
Other Assets and Liabilities	(2.3)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	28.5%
Taiwan	18.6%
India	14.7%
South Korea	14.2%
Brazil	5.6%

3

Fund Characteristics

FEBRUARY 28, 2022

Avantis International Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Rights	—*
Short-Term Investments	6.4%
Other Assets and Liabilities	(5.2)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	20.1%
United Kingdom	14.0%
Canada	10.6%
France	8.9%
Switzerland	8.3%

4

Fund Characteristics

FEBRUARY 28, 2022

Avantis International Small Cap Value Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Warrants	—*
Rights	—*
Short-Term Investments	2.7%
Other Assets and Liabilities	(2.0)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	24.9%
United Kingdom	15.2%
Canada	10.1%
Australia	9.4%
Sweden	5.5%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class's. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
6

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Avantis Emerging Markets Equity Fund
Actual
Institutional Class	$1,000	$916.10	$1.57	0.33%
G Class	$1,000	$917.70	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.16	$1.66	0.33%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
Avantis International Equity Fund
Actual
Institutional Class	$1,000	$944.00	$1.11	0.23%
G Class	$1,000	$945.30	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.65	$1.15	0.23%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
Avantis International Small Cap Value Fund
Actual
Institutional Class	$1,000	$959.60	$1.80	0.37%
G Class	$1,000	$961.30	$0.05	0.01%
Hypothetical
Institutional Class	$1,000	$1,022.96	$1.86	0.37%
G Class	$1,000	$1,024.74	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
7

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Emerging Markets Equity Fund
	Shares	Value
COMMON STOCKS — 99.2%
Brazil — 5.6%
3R PETROLEUM OLEO E GAS SA(1)	4,800	$31,577
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	2,800	3,109
AES Brasil Energia SA	16,800	37,013
Aliansce Sonae Shopping Centers SA	9,500	40,167
Alpargatas SA, Preference Shares	3,300	16,240
Alupar Investimento SA	8,900	44,064
Ambev SA, ADR	59,269	173,658
Americanas SA	7,256	41,308
Anima Holding SA(1)	600	838
Arezzo Industria e Comercio SA	2,300	35,955
Atacadao SA	14,600	52,434
Azul SA, ADR(1)	1,804	26,356
B3 SA - Brasil Bolsa Balcao	69,300	194,834
Banco ABC Brasil SA, Preference Shares	3,900	11,738
Banco BMG SA, Preference Shares	4,900	2,624
Banco Bradesco SA	23,236	76,523
Banco Bradesco SA, ADR	81,184	313,370
Banco BTG Pactual SA	25,300	125,062
Banco do Brasil SA	25,660	172,405
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,000	36,421
Banco Inter SA	1,500	5,845
Banco Inter SA, Preference Shares	6,900	9,021
Banco Mercantil do Brasil SA, Preference Shares	800	1,698
Banco Pan SA, Preference Shares	11,300	21,786
Banco Santander Brasil SA, ADR(2)	9,281	54,479
BB Seguridade Participacoes SA	19,100	83,673
BK Brasil Operacao e Assessoria a Restaurantes SA(1)	10,800	13,801
BR Malls Participacoes SA(1)	61,400	111,770
BR Properties SA	8,200	11,745
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,800	17,680
Braskem SA, ADR	3,958	73,817
BRF SA, ADR(1)(2)	30,252	95,899
C&A Modas Ltda(1)	4,900	4,833
Camil Alimentos SA	13,900	24,572
CCR SA	61,200	139,232
Centrais Eletricas Brasileiras SA, ADR	7,470	49,526
Centrais Eletricas Brasileiras SA, Class B Preference Shares	4,900	32,346
Cia Brasileira de Distribuicao, ADR(2)	9,143	41,601
Cia de Locacao das Americas	10,400	51,048
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,823	22,612
Cia de Saneamento de Minas Gerais-COPASA	14,600	39,863
Cia de Saneamento do Parana	7,500	29,048
Cia de Saneamento do Parana, Preference Shares	71,900	55,704
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	5,200	24,587
8

Avantis Emerging Markets Equity Fund
	Shares	Value
Cia Energetica de Minas Gerais, ADR	39,906	$100,563
Cia Energetica de Sao Paulo, Class B Preference Shares	11,400	50,031
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	3,800	32,633
Cia Paranaense de Energia, ADR	11,513	75,525
Cia Paranaense de Energia, Preference Shares	81,200	109,125
Cia Siderurgica Nacional SA, ADR	17,891	86,771
Cielo SA	50,500	24,836
Clear Sale SA(1)	7,300	12,877
CM Hospitalar SA	4,800	15,448
Cogna Educacao(1)	5,800	2,567
Construtora Tenda SA	4,800	11,664
Cosan SA	15,144	62,234
CPFL Energia SA	7,800	45,610
Cristal Pigmentos do Brasil SA, Preference Shares	200	2,064
CVC Brasil Operadora e Agencia de Viagens SA(1)	3,814	9,113
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,800	42,985
Dexco SA	19,580	51,903
Dexxos Participacoes SA	3,600	6,240
Direcional Engenharia SA	2,300	5,389
Dommo Energia SA(1)	1,400	257
EcoRodovias Infraestrutura e Logistica SA(1)	24,600	30,721
EDP - Energias do Brasil SA	8,700	34,969
Embraer SA, ADR(1)	12,244	168,722
Enauta Participacoes SA	5,900	19,792
Energisa SA	7,500	63,995
Eneva SA(1)	25,500	66,033
Engie Brasil Energia SA	6,000	46,250
Equatorial Energia SA	10,200	50,205
Eternit SA	9,288	26,269
Eucatex SA Industria e Comercio, Preference Shares	3,000	5,179
Even Construtora e Incorporadora SA	7,000	8,090
Ez Tec Empreendimentos e Participacoes SA	1,600	5,410
Fleury SA	8,500	29,520
Fras-Le SA	1,000	2,628
Gafisa SA(1)	10,749	3,714
Gerdau SA, ADR	38,788	188,898
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR	766	965
Gol Linhas Aereas Inteligentes SA, ADR(1)	748	4,884
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	8,139
GPS Participacoes e Empreendimentos SA	12,500	36,596
Grazziotin SA, Preference Shares	200	1,360
Grendene SA	11,100	17,392
GRUPO DE MODA SOMA SA(1)	8,288	20,726
Grupo Mateus SA(1)	4,100	4,660
Grupo SBF SA(1)	1,700	7,506
Guararapes Confeccoes SA	4,800	11,155
Hapvida Participacoes e Investimentos SA	31,628	72,449
Helbor Empreendimentos SA	720	486
Hidrovias do Brasil SA(1)	28,100	16,193
Hypera SA	5,800	37,535
Iguatemi SA(1)	7,180	26,261
9

Avantis Emerging Markets Equity Fund
	Shares	Value
Iguatemi SA	13,000	$6,147
Industrias Romi SA	1,850	4,907
Infracommerce CXAAS SA(1)	6,800	19,239
Instituto Hermes Pardini SA	1,400	4,977
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,000	6,432
Iochpe Maxion SA	10,000	25,049
Irani Papel e Embalagem SA	5,300	6,214
IRB Brasil Resseguros S/A(1)	50,114	29,665
Itau Unibanco Holding SA, ADR	91,238	440,680
JBS SA	21,800	149,854
JHSF Participacoes SA	26,500	27,928
Kepler Weber SA	1,400	13,673
Klabin SA	41,200	183,779
Lavvi Empreendimentos Imobiliarios Ltda	5,200	5,348
Light SA	15,600	29,619
Localiza Rent a Car SA	21,880	242,983
LOG Commercial Properties e Participacoes SA	4,900	25,695
Log-in Logistica Intermodal SA(1)	1,858	8,921
Lojas Renner SA	13,970	68,397
LPS Brasil Consultoria de Imoveis SA(1)	6,100	3,872
M Dias Branco SA	3,200	14,138
Magazine Luiza SA	22,100	25,157
Mahle-Metal Leve SA	4,400	22,866
Marcopolo SA, Preference Shares	53,500	28,906
Marfrig Global Foods SA	29,900	129,009
Marisa Lojas SA(1)	12,448	7,380
Meliuz SA	4,800	2,164
Metalurgica Gerdau SA, Preference Shares	37,100	73,919
Mills Estruturas e Servicos de Engenharia SA	8,549	10,142
Minerva SA	22,500	47,530
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	2,862
Movida Participacoes SA	10,100	31,860
MPM Corporeos SA	2,100	1,756
MRV Engenharia e Participacoes SA	14,400	32,710
Multilaser Industrial SA(1)	10,400	11,496
Multiplan Empreendimentos Imobiliarios SA	11,500	48,552
Natura & Co. Holding SA(1)	10,478	46,960
Odontoprev SA	15,600	34,831
Omega Energia SA(1)	15,163	31,758
Paranapanema SA(1)	200	296
Petro Rio SA(1)	39,000	198,279
Petroleo Brasileiro SA, ADR	47,800	683,062
Petroleo Brasileiro SA, ADR Preference Shares	60,155	787,429
Porto Seguro SA	3,800	15,449
Portobello SA	4,200	7,034
Positivo Tecnologia SA	2,800	4,308
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,111
Qualicorp Consultoria e Corretora de Seguros SA	5,900	14,705
Raia Drogasil SA	23,700	107,477
Randon SA Implementos e Participacoes, Preference Shares	8,700	17,774
Rede D'Or Sao Luiz SA	3,800	36,942
10

Avantis Emerging Markets Equity Fund
	Shares	Value
Rumo SA(1)	38,900	$116,615
Santos Brasil Participacoes SA	20,600	25,738
Sao Carlos Empreendimentos e Participacoes SA	100	664
Sao Martinho SA	11,400	88,503
Sendas Distribuidora SA, ADR(2)	5,280	68,904
Ser Educacional SA	2,100	4,493
SIMPAR SA	19,700	39,974
SLC Agricola SA	4,400	37,311
StoneCo Ltd., A Shares(1)	1,010	11,352
Sul America SA	24,973	168,170
Suzano SA, ADR	19,537	208,851
SYN prop e tech SA	7,800	9,967
Taurus Armas SA, Preference Shares(1)	3,200	13,823
Tegma Gestao Logistica SA	400	1,176
Telefonica Brasil SA, ADR(2)	6,442	63,067
TIM SA, ADR	8,487	111,774
TOTVS SA	7,000	44,911
Transmissora Alianca de Energia Eletrica SA	7,600	58,328
Trisul SA	300	295
Tupy SA	7,300	25,851
Ultrapar Participacoes SA, ADR(2)	20,277	59,006
Unipar Carbocloro SA, Preference Shares	3,600	65,929
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	25,100	70,807
Vale SA, ADR	72,454	1,339,674
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	600	1,183
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,400	5,111
Via S/A(1)	4,800	3,517
Vibra Energia SA	49,900	226,038
Vivara Participacoes SA	800	4,028
Vulcabras Azaleia SA	8,900	15,473
WEG SA	18,900	106,501
Wiz Solucoes e Corretagem de Seguros SA	4,600	6,385
XP, Inc., Class A(1)	1,166	37,708
YDUQS Participacoes SA	13,000	53,272
		11,092,059
Chile — 0.5%
Aguas Andinas SA, A Shares	212,600	44,841
Banco de Chile	837,675	88,812
Banco de Credito e Inversiones SA	1,738	62,160
Banco Santander Chile, ADR	3,896	76,050
Besalco SA	2,057	617
CAP SA	4,006	46,371
Cencosud SA	74,549	137,063
Cencosud Shopping SA	6,154	6,604
Cia Cervecerias Unidas SA, ADR	3,272	52,287
Cia Sud Americana de Vapores SA	569,019	55,532
Colbun SA	650,796	47,452
Embotelladora Andina SA, Class B Preference Shares	26,225	57,108
Empresa Nacional de Telecomunicaciones SA	11,288	41,951
Empresas CMPC SA	25,438	42,059
11

Avantis Emerging Markets Equity Fund
	Shares	Value
Empresas COPEC SA	10,547	$81,787
Enel Americas SA, ADR(2)	3,382	19,649
Enel Chile SA	1,085,633	35,655
Engie Energia Chile SA	14,725	8,944
Falabella SA	6,732	22,165
Grupo Security SA	30,991	4,747
Inversiones Aguas Metropolitanas SA	7,601	3,805
Itau CorpBanca Chile SA(1)	7,621,777	14,956
Latam Airlines Group SA, ADR(1)	802	313
Parque Arauco SA(1)	19,943	19,903
Ripley Corp. SA	12,313	2,048
Salfacorp SA	2,048	720
Sociedad Quimica y Minera de Chile SA, ADR	1,239	81,997
SONDA SA	16,560	5,873
		1,061,469
China — 28.5%
360 DigiTech, Inc., ADR	7,580	142,125
361 Degrees International Ltd.(1)(2)	85,000	41,788
3SBio, Inc.(1)	98,500	78,285
51job, Inc., ADR(1)	559	28,956
A-Living Smart City Services Co. Ltd.	33,500	60,049
AAC Technologies Holdings, Inc.(2)	48,000	131,242
Agile Group Holdings Ltd.(2)	60,000	27,337
Agora, Inc., ADR(1)(2)	697	8,420
Agricultural Bank of China Ltd., H Shares	784,000	296,916
Air China Ltd., H Shares(1)(2)	28,000	21,534
Ajisen China Holdings Ltd.	4,000	624
AK Medical Holdings Ltd.(2)	8,000	5,510
AKM Industrial Co. Ltd.	100,000	22,690
Alibaba Group Holding Ltd., ADR(1)	23,799	2,503,417
Alibaba Health Information Technology Ltd.(1)	34,000	23,808
Alibaba Pictures Group Ltd.(1)	330,000	32,993
Alphamab Oncology(1)(2)	10,000	11,885
Aluminum Corp. of China Ltd., H Shares(1)	274,000	193,670
Angang Steel Co. Ltd., H Shares	4,000	1,989
Anhui Conch Cement Co. Ltd., H Shares	60,000	321,992
Anhui Expressway Co. Ltd., H Shares	34,000	32,437
ANTA Sports Products Ltd.	26,600	406,267
Antengene Corp. Ltd.(1)	12,500	9,376
Aoyuan Healthy Life Group Co. Ltd.(1)(2)	14,000	4,094
Ascentage Pharma Group International(1)(2)	1,100	2,582
Asia Cement China Holdings Corp.	43,000	26,881
Ausnutria Dairy Corp. Ltd.(1)	31,000	39,076
Autohome, Inc., ADR	2,909	88,986
BAIC Motor Corp. Ltd., H Shares	47,000	16,421
Baidu, Inc., ADR(1)	6,466	985,677
BAIOO Family Interactive Ltd.	74,000	5,506
Bank of China Ltd., H Shares	2,493,000	970,529
Bank of Chongqing Co. Ltd., H Shares	27,000	16,085
Bank of Communications Co. Ltd., H Shares	368,000	252,275
Baozun, Inc., ADR(1)(2)	1,003	10,562
12

Avantis Emerging Markets Equity Fund
	Shares	Value
Baozun, Inc., Class A(1)	1,700	$5,919
BBMG Corp., H Shares	5,000	800
BeiGene Ltd., ADR(1)	383	80,629
Beijing Capital International Airport Co. Ltd., H Shares(1)	58,000	37,150
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	8,000	10,993
Beijing Enterprises Clean Energy Group Ltd.(1)(2)	1,000,000	13,193
Beijing Enterprises Holdings Ltd.	32,000	109,392
Beijing Enterprises Urban Resources Group Ltd.(1)	96,000	8,234
Beijing Enterprises Water Group Ltd.	240,000	94,820
Beijing North Star Co. Ltd., H Shares	4,000	610
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	23,000	31,941
Bilibili, Inc., ADR(1)(2)	1,148	36,288
Binjiang Service Group Co. Ltd.	3,000	8,934
BOC Aviation Ltd.	19,700	171,252
Bosideng International Holdings Ltd.	254,000	144,518
Bright Scholar Education Holdings Ltd., ADR	109	116
Burning Rock Biotech Ltd., ADR(1)	365	3,077
BYD Co. Ltd., H Shares	25,000	774,684
BYD Electronic International Co. Ltd.(2)	26,000	73,367
C&D International Investment Group Ltd.	11,990	22,297
C&D Property Management Group Co. Ltd.(1)	19,000	9,716
Cabbeen Fashion Ltd.	11,000	3,758
Canaan, Inc., ADR(1)(2)	2,134	11,246
Canadian Solar, Inc.(1)	4,366	138,228
CanSino Biologics, Inc., H Shares(1)(2)	3,200	57,835
Canvest Environmental Protection Group Co. Ltd.	32,000	15,576
Cathay Media And Education Group, Inc.	12,000	2,737
Central China Management Co. Ltd.(2)	18,000	2,413
Central China New Life Ltd.(1)	5,000	3,052
Central China Real Estate Ltd.(2)	18,000	1,478
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	14,700	20,676
Chaowei Power Holdings Ltd.	36,000	9,024
Cheetah Mobile, Inc., ADR(1)	309	396
China Aircraft Leasing Group Holdings Ltd.	1,000	723
China Aoyuan Group Ltd.(2)	80,000	13,335
China Automotive Systems, Inc.(1)(2)	741	1,964
China Beststudy Education Group(1)	17,000	617
China BlueChemical Ltd., H Shares	164,000	49,107
China Bohai Bank Co. Ltd., H Shares	215,000	35,851
China Cinda Asset Management Co. Ltd., H Shares	555,000	100,185
China CITIC Bank Corp. Ltd., H Shares	374,000	175,747
China Coal Energy Co. Ltd., H Shares	167,000	104,097
China Communications Services Corp. Ltd., H Shares	266,000	145,933
China Conch Venture Holdings Ltd.	91,500	440,320
China Construction Bank Corp., H Shares	2,574,000	1,930,409
China Datang Corp. Renewable Power Co. Ltd., H Shares	284,000	107,621
China Dongxiang Group Co. Ltd.	210,000	15,848
China East Education Holdings Ltd.(1)	18,000	10,473
China Eastern Airlines Corp. Ltd., H Shares(1)	14,000	5,436
China Education Group Holdings Ltd.	61,000	52,260
China Energy Development Holdings Ltd.(1)	48,000	1,085
13

Avantis Emerging Markets Equity Fund
	Shares	Value
China Everbright Bank Co. Ltd., H Shares	164,000	$60,993
China Everbright Environment Group Ltd.	386,000	277,138
China Everbright Greentech Ltd.(2)	31,000	10,247
China Everbright Ltd.	74,000	81,496
China Feihe Ltd.	125,000	149,157
China Foods Ltd.	32,000	13,792
China Galaxy Securities Co. Ltd., H Shares	223,000	127,641
China Gas Holdings Ltd.	11,600	18,332
China Glass Holdings Ltd.(1)	156,000	32,115
China Harmony Auto Holding Ltd.	31,500	14,898
China High Speed Transmission Equipment Group Co. Ltd.(1)	51,000	38,693
China Hongqiao Group Ltd.	175,000	245,001
China International Capital Corp. Ltd., H Shares	80,400	195,607
China Isotope & Radiation Corp.	2,200	6,490
China Kepei Education Group Ltd.	26,000	7,800
China Lesso Group Holdings Ltd.	42,000	64,663
China Life Insurance Co. Ltd., ADR(2)	39,466	327,568
China Lilang Ltd.	24,000	13,332
China Literature Ltd.(1)(2)	3,200	17,367
China Logistics Property Holdings Co. Ltd.(1)(2)	22,000	12,190
China Longyuan Power Group Corp. Ltd., H Shares	249,000	513,834
China Maple Leaf Educational Systems Ltd.(1)(2)	42,000	2,215
China Medical System Holdings Ltd.	109,000	194,091
China Meidong Auto Holdings Ltd.	36,000	169,506
China Mengniu Dairy Co. Ltd.(1)	72,000	468,174
China Merchants Bank Co. Ltd., H Shares	99,000	834,501
China Merchants Land Ltd.(1)	40,000	3,998
China Merchants Port Holdings Co. Ltd.	94,756	178,653
China Minsheng Banking Corp. Ltd., H Shares(2)	180,500	70,304
China Modern Dairy Holdings Ltd.(2)	139,000	25,687
China Molybdenum Co. Ltd., H Shares	102,000	61,394
China National Building Material Co. Ltd., H Shares	348,000	446,424
China New Higher Education Group Ltd.(2)	55,000	20,205
China Oil & Gas Group Ltd.(1)	40,000	2,208
China Oriental Group Co. Ltd.	26,000	7,558
China Pacific Insurance Group Co. Ltd., H Shares	94,400	262,864
China Petroleum & Chemical Corp., ADR	9,161	456,676
China Pioneer Pharma Holdings Ltd.	22,000	6,691
China Power International Development Ltd.	195,000	110,533
China Railway Group Ltd., H Shares	182,000	106,862
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	11,297
China Rare Earth Holdings Ltd.(1)(2)	68,000	7,150
China Reinsurance Group Corp., H Shares	43,000	4,133
China Renaissance Holdings Ltd.(1)	18,900	28,200
China Resources Beer Holdings Co. Ltd.	54,000	428,188
China Resources Cement Holdings Ltd.	192,000	164,292
China Resources Gas Group Ltd.	26,000	119,418
China Resources Land Ltd.	158,000	768,559
China Resources Medical Holdings Co. Ltd.	39,000	21,985
China Resources Mixc Lifestyle Services Ltd.	3,800	19,546
China Resources Pharmaceutical Group Ltd.	64,500	31,902
14

Avantis Emerging Markets Equity Fund
	Shares	Value
China Resources Power Holdings Co. Ltd.	176,000	$393,108
China Risun Group Ltd.	35,000	21,803
China Sanjiang Fine Chemicals Co. Ltd.	48,000	12,680
China SCE Group Holdings Ltd.	91,000	18,270
China Shengmu Organic Milk Ltd.(1)	55,000	3,489
China Shenhua Energy Co. Ltd., H Shares	140,500	387,216
China Shineway Pharmaceutical Group Ltd.	16,000	13,092
China Shuifa Singyes Energy Holdings Ltd.	66,000	11,631
China South City Holdings Ltd.(2)	148,000	12,355
China Southern Airlines Co. Ltd., H Shares(1)(2)	18,000	11,388
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	24,898
China Suntien Green Energy Corp. Ltd., H Shares	162,000	107,913
China Taiping Insurance Holdings Co. Ltd.	121,600	143,927
China Tobacco International HK Co. Ltd.	12,000	22,439
China Tower Corp. Ltd., H Shares	2,540,000	296,046
China Traditional Chinese Medicine Holdings Co. Ltd.	220,000	125,413
China Travel International Investment Hong Kong Ltd.(1)(2)	170,000	33,392
China Vanke Co. Ltd., H Shares	46,100	109,496
China Water Affairs Group Ltd.	66,000	72,914
China Xinhua Education Group Ltd.	17,000	2,984
China XLX Fertiliser Ltd.	50,000	38,584
China Yongda Automobiles Services Holdings Ltd.	83,000	96,836
China Youran Dairy Group Ltd.(1)	46,000	25,031
China Youzan Ltd.(1)(2)	80,000	2,571
China Yuchai International Ltd.	512	6,333
China Yuhua Education Corp. Ltd.	64,000	16,569
China ZhengTong Auto Services Holdings Ltd.(1)	80,000	6,066
Chindata Group Holdings Ltd., ADR(1)	1,971	10,821
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	54,224
CIFI Ever Sunshine Services Group Ltd.	58,000	105,477
CIFI Holdings Group Co. Ltd.	200,000	139,342
CIMC Enric Holdings Ltd.(2)	76,000	90,902
CITIC Ltd.	251,000	292,898
CITIC Securities Co. Ltd., H Shares	109,825	266,073
CMGE Technology Group Ltd.(1)	60,000	21,216
COFCO Joycome Foods Ltd.(1)(2)	240,000	104,704
Cogobuy Group(1)(2)	66,000	19,927
Colour Life Services Group Co. Ltd.(1)(2)	2,000	200
Concord New Energy Group Ltd.	350,000	32,821
Consun Pharmaceutical Group Ltd.	29,000	13,811
Coolpad Group Ltd.(1)	372,000	13,107
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	20,000	9,539
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	115,049	232,540
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,043
COSCO SHIPPING Ports Ltd.	123,929	102,127
Country Garden Holdings Co. Ltd.(2)	362,210	281,412
Country Garden Services Holdings Co. Ltd.	23,000	137,585
CPMC Holdings Ltd.	28,000	15,485
Crazy Sports Group Ltd.(1)(2)	124,000	5,982
CSPC Pharmaceutical Group Ltd.	527,200	624,923
Dada Nexus Ltd., ADR(1)	1,333	11,077
15

Avantis Emerging Markets Equity Fund
	Shares	Value
DaFa Properties Group Ltd.(2)	2,000	$954
Dali Foods Group Co. Ltd.	149,500	78,739
Daqo New Energy Corp., ADR(1)	4,782	229,345
Datang International Power Generation Co. Ltd., H Shares	6,000	1,184
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,201
Dexin China Holdings Co. Ltd.(1)	5,000	1,849
DiDi Global, Inc., ADR(1)	3,863	15,838
Differ Group Holding Co. Ltd.(1)(2)	306,000	94,477
Digital China Holdings Ltd.	44,000	24,020
Dongfeng Motor Group Co. Ltd., Class H	186,000	160,095
Dongyue Group Ltd.	127,000	184,244
DouYu International Holdings Ltd., ADR(1)(2)	1,695	3,492
Duiba Group Ltd.(1)(2)	16,000	2,552
Dynagreen Environmental Protection Group Co. Ltd., H Shares	28,000	13,757
E-House China Enterprise Holdings Ltd.(2)	48,000	8,430
Ebang International Holdings, Inc., A Shares(1)(2)	10,000	12,500
Edvantage Group Holdings Ltd.	14,000	5,761
ENN Energy Holdings Ltd.	20,600	298,337
Essex Bio-technology Ltd.	21,000	12,736
EVA Precision Industrial Holdings Ltd.(2)	114,000	21,848
Everest Medicines Ltd.(1)	3,500	10,813
Fanhua, Inc., ADR(2)	4,262	28,470
Fantasia Holdings Group Co. Ltd.(1)(2)	48,000	1,758
FIH Mobile Ltd.(1)	167,000	24,636
FinVolution Group, ADR	10,362	42,173
First Tractor Co. Ltd., H Shares	44,000	21,192
Flat Glass Group Co. Ltd., H Shares(2)	4,000	16,541
Fosun International Ltd.	96,500	104,703
Fountain SET Holdings Ltd.	6,000	1,075
FriendTimes, Inc.	28,000	4,397
Fu Shou Yuan International Group Ltd.	103,000	76,352
Fufeng Group Ltd.(1)	136,000	50,922
Fuyao Glass Industry Group Co. Ltd., H Shares	15,200	74,573
Ganfeng Lithium Co. Ltd., H Shares	2,200	37,339
Ganglong China Property Group Ltd.(2)	25,000	15,069
GCL New Energy Holdings Ltd.(1)	928,000	20,520
GCL-Poly Energy Holdings Ltd.(1)(2)	555,000	204,539
GDS Holdings Ltd., ADR(1)	3,454	153,772
Geely Automobile Holdings Ltd.	115,000	214,204
Gemdale Properties & Investment Corp. Ltd.	316,000	34,794
Genertec Universal Medical Group Co. Ltd.	42,500	30,038
Genor Biopharma Holdings Ltd.(1)(2)	2,500	1,753
GF Securities Co. Ltd., H Shares	68,800	103,288
Global Cord Blood Corp.(1)	2,020	8,201
Glory Land Co. Ltd.(1)	29,000	1,027
Glory Sun Financial Group Ltd.(1)(2)	140,000	3,105
Goodbaby International Holdings Ltd.(1)	58,000	7,007
Grand Pharmaceutical Group Ltd.(2)	94,500	74,779
Great Wall Motor Co. Ltd., H Shares	85,500	180,003
Greatview Aseptic Packaging Co. Ltd.	30,000	10,658
Greenland Hong Kong Holdings Ltd.	22,000	3,766
16

Avantis Emerging Markets Equity Fund
	Shares	Value
Greentown China Holdings Ltd.	34,500	$51,822
Greentown Management Holdings Co. Ltd.	22,000	17,939
Guangdong Investment Ltd.	44,000	59,211
Guangzhou Automobile Group Co. Ltd., H Shares	72,000	71,284
Guangzhou R&F Properties Co. Ltd., H Shares(2)	88,000	37,462
Guotai Junan Securities Co. Ltd., H Shares(1)	4,400	6,485
Haichang Ocean Park Holdings Ltd.(1)	83,000	30,632
Haidilao International Holding Ltd.(2)	26,000	59,870
Haier Smart Home Co. Ltd., H Shares	34,800	121,942
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	56,573
Haitian International Holdings Ltd.	50,000	133,215
Haitong Securities Co. Ltd., H Shares	156,800	134,925
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	19,127
Hansoh Pharmaceutical Group Co. Ltd.	26,000	55,502
Harbin Electric Co. Ltd., H Shares	92,000	32,511
Hebei Construction Group Corp. Ltd., H Shares	3,000	541
Hello Group, Inc., ADR	15,765	150,240
Hengan International Group Co. Ltd.	49,000	259,860
Hi Sun Technology China Ltd.(1)	57,000	7,230
Hisense Home Appliances Group Co. Ltd., H Shares	16,000	17,957
Hollysys Automation Technologies Ltd.(1)	5,781	81,396
Homeland Interactive Technology Ltd.(1)(2)	24,000	4,084
Hope Education Group Co. Ltd.	118,000	11,989
Hopson Development Holdings Ltd.	26,400	54,346
Hua Hong Semiconductor Ltd.(1)	28,000	145,874
Hua Medicine(1)	8,500	4,137
Huabao International Holdings Ltd.(2)	29,000	16,638
Huadian Power International Corp. Ltd., H Shares	30,000	11,339
Huaneng Power International, Inc., H Shares	210,000	123,273
Huatai Securities Co. Ltd., H Shares	94,400	154,561
Huaxi Holdings Co. Ltd.	4,000	926
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	15,313
Huazhu Group Ltd., ADR(1)	5,798	239,805
Huijing Holdings Co. Ltd.(2)	106,000	26,160
HUYA, Inc., ADR(1)	2,310	12,127
I-Mab, ADR(1)	310	7,663
iDreamSky Technology Holdings Ltd.(1)(2)	9,600	6,940
IMAX China Holding, Inc.	4,700	6,572
Industrial & Commercial Bank of China Ltd., H Shares	1,199,000	715,749
Inke Ltd.(1)	38,000	9,837
International Alliance Financial Leasing Co. Ltd.(1)	24,000	10,108
iQIYI, Inc., ADR(1)(2)	9,854	40,796
JD Health International, Inc.(1)	6,950	51,873
JD.com, Inc., ADR(1)	13,011	931,978
JD.com, Inc., Class A(1)	4,138	147,807
JH Educational Technology, Inc.(1)	14,000	5,951
Jiangsu Expressway Co. Ltd., H Shares	82,000	87,735
Jiangxi Copper Co. Ltd., H Shares	65,000	117,000
Jiayuan International Group Ltd.(2)	52,000	16,480
Jinchuan Group International Resources Co. Ltd.	288,000	51,459
Jingrui Holdings Ltd.(1)	6,000	1,449
17

Avantis Emerging Markets Equity Fund
	Shares	Value
Jinke Smart Services Group Co. Ltd., H Shares(2)	5,200	$23,088
JinkoSolar Holding Co. Ltd., ADR(1)(2)	1,540	77,939
Jinxin Fertility Group Ltd.(1)(2)	52,500	61,387
Jiumaojiu International Holdings Ltd.(2)	34,000	76,381
JNBY Design Ltd.	11,500	15,524
JOYY, Inc., ADR	959	44,392
Jutal Offshore Oil Services Ltd.	46,000	5,221
Kaisa Group Holdings Ltd.(1)(2)	76,571	6,975
Kaisa Prosperity Holdings Ltd.(1)	3,750	5,051
Kandi Technologies Group, Inc.(1)(2)	639	2,070
Kangji Medical Holdings Ltd.(2)	15,000	15,030
Kanzhun Ltd., ADR(1)	952	30,750
Kasen International Holdings Ltd.(1)	37,000	3,137
KE Holdings, Inc., ADR(1)	8,162	158,424
Kingboard Holdings Ltd.	52,000	243,264
Kingboard Laminates Holdings Ltd.	81,500	135,807
Kingsoft Corp. Ltd.	54,800	204,941
Kuaishou Technology(1)	1,600	18,516
Kunlun Energy Co. Ltd.	158,000	155,422
KWG Group Holdings Ltd.	86,000	40,267
KWG Living Group Holdings Ltd.	45,500	18,848
Lee & Man Chemical Co. Ltd.	4,000	3,671
Lee & Man Paper Manufacturing Ltd.	99,000	63,643
Legend Biotech Corp., ADR(1)	353	13,975
Lenovo Group Ltd.	334,000	371,932
LexinFintech Holdings Ltd., ADR(1)	6,546	23,238
Li Auto, Inc., ADR(1)	19,486	593,349
Li Ning Co. Ltd.	71,000	709,159
LightInTheBox Holding Co. Ltd., ADR(1)	2,012	2,414
Logan Group Co. Ltd.(2)	30,000	9,968
Longfor Group Holdings Ltd.	81,500	435,823
Lonking Holdings Ltd.	202,000	53,838
Lufax Holding Ltd., ADR(1)	2,836	18,349
Luokung Technology Corp.(1)	3,718	2,063
Luoyang Glass Co. Ltd., H Shares(1)	6,000	10,387
Luye Pharma Group Ltd.(1)(2)	75,000	30,298
LVGEM China Real Estate Investment Co. Ltd.(1)	34,000	5,825
Maanshan Iron & Steel Co. Ltd., H Shares	4,000	1,645
Maoyan Entertainment(1)(2)	27,400	29,945
Medlive Technology Co. Ltd.(1)	7,000	10,363
Meitu, Inc.(1)(2)	239,000	38,540
Meituan, Class B(1)	37,600	835,290
Metallurgical Corp. of China Ltd., H Shares	5,000	1,521
Midea Real Estate Holding Ltd.(2)	24,000	35,166
Minsheng Education Group Co. Ltd.(1)	34,000	3,671
Minth Group Ltd.	52,000	188,022
MMG Ltd.(1)	276,000	99,975
Mulsanne Group Holding Ltd.(1)(2)	12,500	7,266
Nam Tai Property, Inc.(1)(2)	1,859	14,203
NetDragon Websoft Holdings Ltd.	30,500	68,395
NetEase, Inc., ADR	12,794	1,219,780
18

Avantis Emerging Markets Equity Fund
	Shares	Value
New China Life Insurance Co. Ltd., H Shares	52,400	$149,962
New Oriental Education & Technology Group, Inc., ADR(1)	71,164	107,458
New Sparkle Roll International Group Ltd.(1)	136,000	2,434
Newborn Town, Inc.(1)	46,000	25,950
Nexteer Automotive Group Ltd.	84,000	84,133
Nine Dragons Paper Holdings Ltd.	107,000	102,502
NIO, Inc., ADR(1)	9,991	228,194
NiSun International Enterprise Development Group Co. Ltd.(1)	338	287
Niu Technologies, ADR(1)	2,039	25,365
Noah Holdings Ltd., ADR(1)	3,545	100,536
Nongfu Spring Co. Ltd., H Shares	48,200	302,287
Ocumension Therapeutics(1)(2)	1,500	1,700
Pacific Millennium Packaging Group Corp.	2,000	1,579
Pacific Online Ltd.	6,000	1,011
People's Insurance Co. Group of China Ltd. (The), H Shares	332,000	106,766
Perennial Energy Holdings Ltd.(2)	40,000	8,427
PetroChina Co. Ltd., ADR(2)	8,096	431,193
Pharmaron Beijing Co. Ltd., H Shares	2,600	31,523
PICC Property & Casualty Co. Ltd., H Shares	322,000	339,899
Pinduoduo, Inc., ADR(1)	3,319	172,123
Ping An Insurance Group Co. of China Ltd., H Shares	162,006	1,256,140
Poly Property Group Co. Ltd.	198,000	53,747
Poly Property Services Co. Ltd.	9,200	65,231
Postal Savings Bank of China Co. Ltd., H Shares	300,000	246,325
Pou Sheng International Holdings Ltd.(1)	90,000	13,300
Powerlong Commercial Management Holdings Ltd.	8,500	14,875
Powerlong Real Estate Holdings Ltd.	62,000	29,718
Prinx Chengshan Holdings Ltd.(2)	6,000	5,604
PW Medtech Group Ltd.(1)	7,000	833
Q Technology Group Co. Ltd.	41,000	38,720
Qingling Motors Co. Ltd., H Shares	6,000	1,160
Qudian, Inc., ADR(1)(2)	12,033	9,903
Radiance Holdings Group Co. Ltd.(1)(2)	64,000	35,312
Redco Properties Group Ltd.(2)	22,000	6,030
Redsun Properties Group Ltd.(2)	84,000	24,101
ReneSola Ltd., ADR(1)	3,379	20,308
Road King Infrastructure Ltd.	5,000	4,757
Ronshine China Holdings Ltd.(1)(2)	27,500	8,807
Sany Heavy Equipment International Holdings Co. Ltd.	50,000	51,850
SCE Intelligent Commercial Management Holdings Ltd.(1)(2)	14,000	4,066
Scholar Education Group	5,000	675
Seazen Group Ltd.(1)	146,000	77,038
Shandong Gold Mining Co. Ltd., H Shares(2)	13,250	24,881
Shandong Molong Petroleum Machinery Co. Ltd., H Shares(1)	12,800	7,707
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	123,200	170,114
Shanghai Electric Group Co. Ltd., H Shares	40,000	11,219
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	6,000	24,057
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)(2)	4,000	10,798
Shanghai Haohai Biological Technology Co. Ltd., H Shares	200	1,080
Shanghai Industrial Holdings Ltd.	39,000	59,291
Shanghai Industrial Urban Development Group Ltd.	1,600	152
19

Avantis Emerging Markets Equity Fund
	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	44,700	$80,686
Shenzhen Expressway Corp. Ltd., H Shares	34,000	34,268
Shenzhen International Holdings Ltd.	106,500	109,736
Shenzhen Investment Ltd.	152,000	34,266
Shenzhou International Group Holdings Ltd.	31,000	520,695
Shimao Group Holdings Ltd.(2)	35,500	21,303
Shimao Services Holdings Ltd.(2)	5,000	3,654
Shoucheng Holdings Ltd.	113,200	18,725
Shougang Fushan Resources Group Ltd.	190,000	62,826
Shui On Land Ltd.	355,500	51,923
Sihuan Pharmaceutical Holdings Group Ltd.(2)	105,000	22,515
Silver Grant International Holdings Group Ltd.(1)	8,000	465
Sino Biopharmaceutical Ltd.	564,500	360,357
Sino-Ocean Group Holding Ltd.	256,000	55,065
Sinopec Engineering Group Co. Ltd., H Shares	83,000	39,706
Sinopec Kantons Holdings Ltd.	30,000	11,229
Sinopec Shanghai Petrochemical Co. Ltd., ADR	365	7,920
Sinopharm Group Co. Ltd., H Shares	56,400	136,724
Sinosoft Technology Group Ltd.	22,000	2,034
Sinotrans Ltd., H Shares	4,000	1,255
Sinotruk Hong Kong Ltd.	28,000	41,795
Skyfame Realty Holdings Ltd.	46,000	4,999
Skyworth Group Ltd.(1)	128,487	72,586
So-Young International, Inc., ADR(1)(2)	363	802
SOHO China Ltd.(1)	54,500	11,103
Sohu.com Ltd., ADR(1)	1,060	19,440
SSY Group Ltd.(2)	110,000	51,369
Sun King Technology Group Ltd.(1)	42,000	17,126
Sunac China Holdings Ltd.	159,000	129,966
Sunac Services Holdings Ltd.(1)	15,386	13,150
Sunny Optical Technology Group Co. Ltd.	29,800	714,126
SY Holdings Group Ltd.(2)	16,500	15,325
TAL Education Group, ADR(1)	6,914	19,636
TCL Electronics Holdings Ltd.(1)	38,000	17,814
Tencent Holdings Ltd.	89,000	4,802,557
Tencent Music Entertainment Group, ADR(1)	3,456	18,628
Tian Ge Interactive Holdings Ltd.(1)	5,000	566
Tian Lun Gas Holdings Ltd.	32,000	26,463
Tiangong International Co. Ltd.(2)	126,000	59,468
Tianjin Port Development Holdings Ltd.	12,000	967
Tianneng Power International Ltd.(2)	38,000	34,861
Times China Holdings Ltd.	11,000	3,578
Tingyi Cayman Islands Holding Corp.	152,000	336,285
Tong Ren Tang Technologies Co. Ltd., H Shares	36,000	31,156
Tongcheng Travel Holdings Ltd.(1)	70,000	130,371
Tongda Group Holdings Ltd.(1)(2)	745,000	14,514
Topsports International Holdings Ltd.	89,000	92,518
Towngas Smart Energy Co. Ltd.(1)	60,000	42,630
TravelSky Technology Ltd., H Shares	49,000	92,412
Trigiant Group Ltd.(1)	6,000	409
Trip.com Group Ltd., ADR(1)	9,118	235,427
20

Avantis Emerging Markets Equity Fund
	Shares	Value
Truly International Holdings Ltd.	256,000	$88,829
Tsingtao Brewery Co. Ltd., H Shares	16,000	153,933
Uni-President China Holdings Ltd.	107,000	111,267
United Strength Power Holdings Ltd.	2,000	3,128
Up Fintech Holding Ltd., ADR(1)(2)	818	3,689
Uxin Ltd., ADR(1)(2)	1,379	1,420
Vinda International Holdings Ltd.(2)	25,000	71,327
Viomi Technology Co. Ltd., ADR(1)	993	1,926
Vipshop Holdings Ltd., ADR(1)	18,018	156,216
Want Want China Holdings Ltd.	383,000	407,713
Wasion Holdings Ltd.	28,000	10,841
Weibo Corp., ADR(1)	3,913	107,334
Weichai Power Co. Ltd., H Shares	61,000	103,220
Weiqiao Textile Co., H Shares	25,500	7,646
West China Cement Ltd.	310,000	53,219
Wharf Holdings Ltd. (The)	81,000	293,057
Wisdom Education International Holdings Co. Ltd.(2)	40,000	2,197
Wuling Motors Holdings Ltd.(2)	160,000	24,114
WuXi AppTec Co. Ltd., H Shares	4,607	65,578
Wuxi Biologics Cayman, Inc.(1)	43,000	355,671
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	21,000	13,214
Xiamen International Port Co. Ltd., H Shares	8,000	863
Xin Point Holdings Ltd.	12,000	3,856
Xingda International Holdings Ltd.	30,896	5,699
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	16,000	11,958
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	9,000	14,726
Xinyi Energy Holdings Ltd.	56,000	28,735
Xinyi Solar Holdings Ltd.	294,541	534,994
XPeng, Inc., ADR(1)	5,211	189,524
XTEP International Holdings Ltd.(2)	132,000	218,998
Xunlei Ltd., ADR(1)(2)	887	1,517
Yadea Group Holdings Ltd.	72,000	106,814
Yankuang Energy Group Co. Ltd., H Shares(2)	122,000	300,174
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	8,800	7,126
Yidu Tech, Inc.(1)(2)	1,600	2,294
Yihai International Holding Ltd.(1)(2)	12,000	50,209
Yincheng International Holding Co. Ltd.(2)	4,000	1,514
Youdao, Inc., ADR(1)(2)	285	3,380
YuanShengTai Dairy Farm Ltd.(1)	41,000	1,297
Yuexiu Property Co. Ltd.	112,800	112,831
Yuexiu Transport Infrastructure Ltd.	80,000	49,698
Yum China Holdings, Inc.	20,103	1,045,758
Yuzhou Group Holdings Co. Ltd.(2)	48,133	3,824
Zengame Technology Holding Ltd.	48,000	8,141
Zepp Health Corp., ADR(1)(2)	940	3,422
Zhaojin Mining Industry Co. Ltd., H Shares	15,500	13,677
Zhejiang Expressway Co. Ltd., H Shares	102,000	92,015
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares(2)	6,400	6,719
Zhenro Properties Group Ltd.	71,000	6,113
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	2,200	7,241
Zhongliang Holdings Group Co. Ltd.(2)	34,000	13,328
21

Avantis Emerging Markets Equity Fund
	Shares	Value
Zhongsheng Group Holdings Ltd.	30,000	$209,488
Zhongyu Energy Holdings Ltd.	54,000	50,455
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	68,500	45,765
Zhuguang Holdings Group Co. Ltd.	66,000	12,843
Zijin Mining Group Co. Ltd., H Shares	120,000	178,102
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,800	9,845
ZTO Express Cayman, Inc., ADR	16,022	471,688
		56,187,956
Colombia — 0.2%
Banco Davivienda SA, Preference Shares(1)	3,823	31,073
Bancolombia SA	5,809	57,603
Bancolombia SA, ADR	2,578	93,401
Cementos Argos SA	12,288	18,946
Corp. Financiera Colombiana SA(1)	3,119	21,945
Ecopetrol SA, ADR(2)	6,149	99,429
Grupo Argos SA	6,893	22,586
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	1,021
Interconexion Electrica SA ESP	15,652	96,607
		442,611
Czech Republic — 0.1%
CEZ AS	3,266	124,255
Komercni banka AS	1,832	72,072
Moneta Money Bank AS	18,008	71,265
		267,592
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR(1)	53,642	157,268
Greece — 0.4%
Alpha Services and Holdings SA(1)	68,380	93,307
Athens Water Supply & Sewage Co. SA	574	4,636
Attica Bank SA(1)	36	6
Ellaktor SA(1)	4,161	5,942
Eurobank Ergasias Services and Holdings SA(1)	92,148	100,942
Fourlis Holdings SA(1)	301	1,326
GEK Terna Holding Real Estate Construction SA(1)	2,775	27,012
Hellenic Exchanges - Athens Stock Exchange SA	1,076	4,706
Hellenic Petroleum Holdings SA	215	1,703
Hellenic Telecommunications Organization SA	3,286	65,726
JUMBO SA	2,807	40,329
Motor Oil Hellas Corinth Refineries SA	2,389	38,333
Mytilineos SA	3,750	60,421
National Bank of Greece SA(1)	26,488	98,246
Piraeus Financial Holdings SA(1)	19,099	30,248
Public Power Corp. SA(1)	5,060	48,102
Terna Energy SA	969	14,046
Titan Cement International SA(1)	2,169	31,616
Viohalco SA	2,419	11,645
		678,292
Hong Kong†
BC Technology Group Ltd.(1)	3,500	3,562
Brilliance China Automotive Holdings Ltd.(1)	60,000	27,487
China First Capital Group Ltd.(1)	5,600	183
22

Avantis Emerging Markets Equity Fund
	Shares	Value
China Zhongwang Holdings Ltd.(1)(2)	86,400	$18,574
Lee's Pharmaceutical Holdings Ltd.	11,000	4,019
Tianli Education International Holdings Ltd.	68,000	16,629
Zhenro Services Group Ltd.(2)	12,000	1,986
		72,440
Hungary — 0.2%
Magyar Telekom Telecommunications plc	10,305	12,950
MOL Hungarian Oil & Gas plc	29,909	233,299
OTP Bank Nyrt(1)	4,179	159,467
Richter Gedeon Nyrt	2,331	48,922
		454,638
India — 14.7%
3M India Ltd.(1)	18	5,085
Aarti Drugs Ltd.	1,000	6,064
Aarti Industries Ltd.	4,454	55,029
ACC Ltd.	3,875	107,931
Adani Enterprises Ltd.	6,327	139,135
Adani Green Energy Ltd.(1)	1,411	34,721
Adani Ports & Special Economic Zone Ltd.	9,566	90,453
Adani Power Ltd.(1)	15,009	24,987
Adani Total Gas Ltd.	5,496	116,277
Adani Transmission Ltd.(1)	7,742	220,621
Aditya Birla Capital Ltd.(1)	10,997	15,516
Aegis Logistics Ltd.	7,377	16,637
AIA Engineering Ltd.	587	12,682
Ajanta Pharma Ltd.	1,151	26,384
Akzo Nobel India Ltd.	222	5,567
Alembic Ltd.	2,801	3,332
Alembic Pharmaceuticals Ltd.	4,979	48,111
Alkyl Amines Chemicals	545	21,844
Allcargo Logistics Ltd.	9,782	42,026
Amara Raja Batteries Ltd.	4,772	35,695
Ambuja Cements Ltd.	19,147	80,247
Apar Industries Ltd.	1,193	10,003
APL Apollo Tubes Ltd.(1)	7,722	88,000
Apollo Hospitals Enterprise Ltd.	1,499	95,943
Apollo Tyres Ltd.	24,031	59,310
Arvind Ltd.(1)	19,696	31,110
Ashok Leyland Ltd.	28,318	44,888
Ashoka Buildcon Ltd.(1)	5,427	6,766
Asian Paints Ltd.	4,115	173,904
Aster DM Healthcare Ltd.(1)	13,761	31,390
Astral Ltd.	1,639	42,481
AstraZeneca Pharma India Ltd.	87	3,016
Atul Ltd.	565	69,726
AU Small Finance Bank Ltd.(1)	3,199	51,392
Aurobindo Pharma Ltd.	9,489	78,991
Aurum Proptech Ltd.(1)	376	572
Avanti Feeds Ltd.	3,130	19,977
Avenue Supermarts Ltd.(1)	1,289	74,574
Axis Bank Ltd., GDR(1)	3,747	183,474
23

Avantis Emerging Markets Equity Fund
	Shares	Value
Bajaj Auto Ltd.	1,052	$49,505
Bajaj Consumer Care Ltd.	4,232	9,145
Bajaj Electricals Ltd.(1)	2,160	33,008
Bajaj Finance Ltd.	2,877	269,360
Bajaj Finserv Ltd.	731	156,718
Bajaj Hindusthan Sugar Ltd.(1)	46,281	8,346
Balaji Amines Ltd.	521	19,884
Balkrishna Industries Ltd.	3,360	81,704
Balrampur Chini Mills Ltd.	12,804	67,931
Bandhan Bank Ltd.	25,515	104,365
BASF India Ltd.	868	31,832
Bata India Ltd.	1,352	32,689
Bayer CropScience Ltd.	493	28,910
Berger Paints India Ltd.	1,983	18,213
Bhansali Engineering Polymers Ltd.	2,839	4,901
Bharat Electronics Ltd.	69,690	195,849
Bharat Forge Ltd.	5,344	48,410
Bharat Heavy Electricals Ltd.(1)	45,108	30,084
Bharat Petroleum Corp. Ltd.	37,697	175,836
Bharat Rasayan Ltd.	54	8,708
Bharti Airtel Ltd.(1)	26,351	240,961
Bharti Airtel Ltd.(1)	1,882	8,261
Biocon Ltd.(1)	5,175	24,051
Birla Corp. Ltd.	2,240	32,731
Birlasoft Ltd.	11,057	60,273
Blue Dart Express Ltd.	342	27,332
Blue Star Ltd.	3,295	46,977
Bombay Burmah Trading Co.	1,082	13,800
Borosil Renewables Ltd.(1)	3,124	24,477
Bosch Ltd.	97	20,365
Brigade Enterprises Ltd.	10,507	69,603
Brightcom Group Ltd.	63,897	101,654
Britannia Industries Ltd.	2,516	114,843
BSE Ltd.	1,531	40,138
Can Fin Homes Ltd.	5,036	39,063
Canara Bank(1)	18,607	54,669
Capacit'e Infraprojects Ltd.(1)	3,479	5,856
Caplin Point Laboratories Ltd.	1,037	9,223
Capri Global Capital Ltd.	800	6,313
Carborundum Universal Ltd.	5,975	64,118
Care Ratings Ltd.	1,529	10,939
Castrol India Ltd.	20,682	29,756
CCL Products India Ltd.	8,126	48,582
Ceat Ltd.	1,095	14,261
Central Depository Services India Ltd.	1,383	25,050
Century Plyboards India Ltd.	4,675	37,167
Century Textiles & Industries Ltd.	3,854	39,441
Cera Sanitaryware Ltd.	332	19,129
CESC Ltd.	31,367	32,717
CG Power & Industrial Solutions Ltd.(1)	22,490	51,542
Chambal Fertilisers and Chemicals Ltd.	14,789	74,627
24

Avantis Emerging Markets Equity Fund
	Shares	Value
Cholamandalam Financial Holdings Ltd.	962	$8,253
Cholamandalam Investment and Finance Co. Ltd.	12,742	117,552
Cipla Ltd.	14,795	182,097
City Union Bank Ltd.	20,907	34,885
Coal India Ltd.	66,783	151,052
Cochin Shipyard Ltd.	945	3,645
Coforge Ltd.	586	35,472
Colgate-Palmolive India Ltd.	3,057	58,974
Computer Age Management Services Ltd.	312	10,391
Container Corp. of India Ltd.	8,549	68,423
Coromandel International Ltd.	6,834	70,423
Cosmo Films Ltd.	943	19,019
CreditAccess Grameen Ltd.(1)	4,226	42,242
CRISIL Ltd.	173	6,641
Crompton Greaves Consumer Electricals Ltd.	14,589	83,440
Cummins India Ltd.	4,689	59,897
Cyient Ltd.	5,022	54,823
Dabur India Ltd.	8,007	60,032
Dalmia Bharat Ltd.	4,247	88,691
Dalmia Bharat Sugar & Industries Ltd.	1,638	8,659
DCB Bank Ltd.(1)	7,572	7,382
DCM Shriram Ltd.	4,794	66,981
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,378	33,183
Deepak Nitrite Ltd.	4,485	119,843
Delta Corp. Ltd.	3,208	11,324
Dhani Services Ltd.(1)	4,561	4,785
Dilip Buildcon Ltd.	1,435	5,157
Dish TV India Ltd.(1)	128,989	24,941
Dishman Carbogen Amcis Ltd.(1)	4,829	10,786
Divi's Laboratories Ltd.	1,828	103,888
Dixon Technologies India Ltd.	770	44,328
DLF Ltd.	17,606	82,612
Dr Reddy's Laboratories Ltd., ADR	3,830	204,599
Dwarikesh Sugar Industries Ltd.	7,500	8,925
eClerx Services Ltd.	985	28,274
Edelweiss Financial Services Ltd.	21,252	15,496
Eicher Motors Ltd.	6,003	207,346
EID Parry India Ltd.	7,777	42,884
Emami Ltd.	12,102	79,816
Endurance Technologies Ltd.	938	16,471
Engineers India Ltd.	11,169	9,185
EPL Ltd.	3,140	6,625
Equitas Holdings Ltd.(1)	15,078	21,499
Eris Lifesciences Ltd.	2,218	19,962
Escorts Ltd.	5,374	132,483
Eveready Industries India Ltd.(1)	3,403	17,120
Exide Industries Ltd.	34,177	67,932
FDC Ltd.(1)	1,453	5,232
Federal Bank Ltd.	101,209	131,207
Fine Organic Industries Ltd.	202	11,546
Finolex Cables Ltd.	4,004	22,056
25

Avantis Emerging Markets Equity Fund
	Shares	Value
Finolex Industries Ltd.	24,605	$50,260
Firstsource Solutions Ltd.	8,525	14,473
Force Motors Ltd.	351	4,809
Fortis Healthcare Ltd.(1)	5,887	19,297
Future Lifestyle Fashions Ltd.(1)	1,257	896
GAIL India Ltd.	31,533	60,972
Galaxy Surfactants Ltd.	486	17,987
Garden Reach Shipbuilders & Engineers Ltd.	5,677	16,559
Garware Technical Fibres Ltd.	298	11,729
GHCL Ltd.	1,717	9,502
Gillette India Ltd.	152	10,481
GlaxoSmithKline Pharmaceuticals Ltd.	421	8,509
Glenmark Pharmaceuticals Ltd.	7,097	42,371
Globus Spirits Ltd.	1,282	24,502
GMR Infrastructure Ltd.(1)	15,059	7,630
GMR Power and Urban Infra Ltd.(1)	1,505	989
GNA Axles Ltd.	786	5,065
Godawari Power and Ispat Ltd.	8,189	35,054
Godrej Consumer Products Ltd.(1)	3,290	33,647
Godrej Industries Ltd.(1)	830	5,741
Godrej Properties Ltd.(1)	1,216	24,359
Gokaldas Exports Ltd.(1)	4,153	19,172
Granules India Ltd.	9,443	36,628
Graphite India Ltd.	1,876	11,687
Grasim Industries Ltd.	9,980	212,979
Great Eastern Shipping Co. Ltd. (The)	5,941	25,745
Greaves Cotton Ltd.	5,350	12,328
Greenpanel Industries Ltd.	7,398	47,512
Greenply Industries Ltd.	3,388	7,857
Gufic Biosciences Ltd.	3,500	9,505
Gujarat Alkalies & Chemicals Ltd.	1,841	15,659
Gujarat Ambuja Exports Ltd.	2,194	5,669
Gujarat Fluorochemicals Ltd.(1)	757	26,008
Gujarat Gas Ltd.	6,223	48,383
Gujarat Mineral Development Corp. Ltd.	6,110	10,889
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	7,658	56,581
Gujarat Pipavav Port Ltd.	21,599	24,190
Gujarat State Fertilizers & Chemicals Ltd.	12,021	20,178
Gujarat State Petronet Ltd.	14,796	57,113
Happiest Minds Technologies Ltd.	520	6,811
Hathway Cable & Datacom Ltd.(1)	53,179	13,217
Havells India Ltd.	1,048	16,557
HBL Power Systems Ltd.	15,215	12,216
HCL Technologies Ltd.	18,615	279,918
HDFC Asset Management Co. Ltd.	1,211	33,674
HDFC Life Insurance Co. Ltd.	6,121	42,669
HEG Ltd.	507	7,693
HeidelbergCement India Ltd.	3,441	8,519
Hero MotoCorp Ltd.	6,316	213,949
HFCL Ltd.	55,288	53,938
HG Infra Engineering Ltd.	1,319	10,373
26

Avantis Emerging Markets Equity Fund
	Shares	Value
Hikal Ltd.	2,164	$10,610
HIL Ltd.	354	19,613
Himatsingka Seide Ltd.	1,947	4,226
Hindalco Industries Ltd.	61,283	470,967
Hinduja Global Solutions Ltd.	354	5,735
Hinduja Global Solutions Ltd.(1)	354	5,701
Hindustan Oil Exploration Co. Ltd.(1)	4,116	10,693
Hindustan Petroleum Corp. Ltd.	38,966	141,752
Hindustan Unilever Ltd.	5,983	173,018
Hitachi Energy India Ltd.	241	10,628
Home First Finance Co. India Ltd.(1)	1,412	12,806
Housing Development Finance Corp. Ltd.	22,151	700,100
HSIL Ltd.	3,207	12,118
I G Petrochemicals Ltd.	1,499	13,330
ICICI Bank Ltd., ADR	21,856	425,536
ICICI Lombard General Insurance Co. Ltd.	2,124	35,750
ICICI Prudential Life Insurance Co. Ltd.	3,384	21,619
IDFC First Bank Ltd.(1)	74,379	41,879
IDFC Ltd.(1)	74,019	57,189
IFB Industries Ltd.(1)	268	3,178
IFCI Ltd.(1)	32,831	5,391
IIFL Finance Ltd.	11,992	47,649
IIFL Securities Ltd.	5,318	6,032
IIFL Wealth Management Ltd.	1,793	36,648
India Cements Ltd. (The)	11,094	29,942
India Glycols Ltd.	1,220	12,440
Indiabulls Housing Finance Ltd.	19,242	38,597
Indiabulls Real Estate Ltd.(1)	22,587	32,650
Indian Bank	16,628	31,853
Indian Energy Exchange Ltd.	23,847	65,667
Indian Hotels Co. Ltd. (The)	17,753	47,388
Indian Oil Corp. Ltd.	79,925	122,676
Indian Railway Catering & Tourism Corp. Ltd.	2,155	23,384
Indo Count Industries Ltd.	3,348	7,805
Indraprastha Gas Ltd.	1,402	6,482
Indus Towers Ltd.(1)	30,459	87,424
Info Edge India Ltd.	1,068	63,486
Infosys Ltd., ADR	70,584	1,585,317
Inox Leisure Ltd.(1)	3,720	20,340
Inox Wind Ltd.(1)	5,788	8,584
Intellect Design Arena Ltd.(1)	4,267	37,295
InterGlobe Aviation Ltd.(1)	1,748	43,759
IOL Chemicals and Pharmaceuticals Ltd.	943	4,427
Ipca Laboratories Ltd.	5,700	74,451
IRB Infrastructure Developers Ltd.(1)	9,082	26,126
J Kumar Infraprojects Ltd.	3,364	7,274
Jagran Prakashan Ltd.(1)	9,956	8,990
Jai Corp. Ltd.	9,007	12,926
Jain Irrigation Systems Ltd.(1)	33,922	18,184
Jaiprakash Associates Ltd.(1)	47,432	6,232
Jaiprakash Power Ventures Ltd.(1)	337,329	32,707
27

Avantis Emerging Markets Equity Fund
	Shares	Value
Jammu & Kashmir Bank Ltd. (The)(1)	42,258	$19,240
Jamna Auto Industries Ltd.	10,646	14,447
JB Chemicals & Pharmaceuticals Ltd.	1,844	39,625
Jindal Poly Films Ltd.	790	10,717
Jindal Saw Ltd.	8,035	9,344
Jindal Stainless Hisar Ltd.(1)	11,911	56,101
Jindal Stainless Ltd.(1)	17,129	44,369
Jindal Steel & Power Ltd.(1)	22,818	130,126
JK Cement Ltd.	2,071	78,481
JK Lakshmi Cement Ltd.	6,614	39,490
JK Paper Ltd.	2,723	8,166
JK Tyre & Industries Ltd.	14,652	20,699
JM Financial Ltd.	38,923	35,342
JSW Energy Ltd.	10,448	47,200
JSW Steel Ltd.	20,919	175,505
Jubilant Foodworks Ltd.	2,760	107,307
Jubilant Ingrevia Ltd.	2,179	14,540
Jubilant Pharmova Ltd.	3,351	17,676
Just Dial Ltd.(1)	979	9,748
Jyothy Labs Ltd.	4,782	8,716
Kajaria Ceramics Ltd.	4,758	68,603
Kalpataru Power Transmission Ltd.	3,140	16,384
Kansai Nerolac Paints Ltd.	2,339	14,146
Karnataka Bank Ltd. (The)	4,895	3,917
Karur Vysya Bank Ltd. (The)	21,540	13,645
Kaveri Seed Co. Ltd.	951	6,167
KEC International Ltd.	10,118	62,806
KEI Industries Ltd.	948	12,524
Kirloskar Ferrous Industries Ltd.	3,735	10,091
Kirloskar Oil Engines Ltd.	3,353	5,912
KNR Constructions Ltd.	12,064	49,880
Kolte-Patil Developers Ltd.(1)	1,397	5,154
Kopran Ltd.	1,454	5,317
Kotak Mahindra Bank Ltd.	8,044	198,012
KPIT Technologies Ltd.	15,137	115,303
KPR Mill Ltd.	5,470	46,160
KRBL Ltd.	2,143	5,542
L&T Finance Holdings Ltd.(1)	24,350	21,452
L&T Technology Services Ltd.	955	57,844
Larsen & Toubro Infotech Ltd.	1,594	124,582
Larsen & Toubro Ltd.	18,935	459,035
Laurus Labs Ltd.	6,295	45,492
LIC Housing Finance Ltd.	16,466	75,449
Linde India Ltd.	348	12,765
LT Foods Ltd.	7,047	5,888
Lupin Ltd.	2,335	23,197
Mahanagar Gas Ltd.	1,830	17,741
Maharashtra Seamless Ltd.	2,014	13,675
Mahindra & Mahindra Financial Services Ltd.	33,525	65,131
Mahindra & Mahindra Ltd.	31,274	330,149
Mahindra Lifespace Developers Ltd.(1)	2,988	11,809
28

Avantis Emerging Markets Equity Fund
	Shares	Value
Mahindra Logistics Ltd.	3,262	$17,448
Maithan Alloys Ltd.	1,132	15,996
Manali Petrochemicals Ltd.	9,199	12,121
Manappuram Finance Ltd.	40,753	61,932
Marico Ltd.	15,837	108,421
Marksans Pharma Ltd.	7,598	4,775
Maruti Suzuki India Ltd.	2,514	278,636
Mastek Ltd.	528	19,787
Matrimony.com Ltd.	690	6,652
Max Financial Services Ltd.(1)	8,843	97,801
Mayur Uniquoters Ltd.	698	3,718
Mazagon Dock Shipbuilders Ltd.	3,870	12,413
Meghmani Finechem Ltd.(1)	423	4,288
Meghmani Organics Ltd.	4,499	5,619
Metropolis Healthcare Ltd.	1,019	26,592
Minda Corp. Ltd.	3,029	8,008
Minda Industries Ltd.	2,212	27,197
Mindtree Ltd.	2,532	131,388
MOIL Ltd.	2,822	6,355
Motherson Sumi Systems Ltd.	61,782	124,215
Motherson Sumi Wiring India Ltd.(1)	33,006	15,244
Motilal Oswal Financial Services Ltd.	3,447	40,473
Mphasis Ltd.	1,587	65,932
MRF Ltd.	88	77,000
MSTC Ltd.	1,029	4,221
Multi Commodity Exchange of India Ltd.	1,228	20,881
Muthoot Finance Ltd.	5,694	103,161
Narayana Hrudayalaya Ltd.(1)	3,375	30,810
Natco Pharma Ltd.	3,159	36,540
National Aluminium Co. Ltd.	64,321	104,593
Nava Bharat Ventures Ltd.	5,922	10,009
NBCC India Ltd.	27,199	14,151
NCC Ltd.	21,138	17,639
NELCO Ltd.	701	5,997
Neogen Chemicals Ltd.	823	16,819
NESCO Ltd.	711	5,281
Nestle India Ltd.	611	143,496
Newgen Software Technologies Ltd.	1,964	13,110
NIIT Ltd.	9,326	52,577
Nippon Life India Asset Management Ltd.	6,940	28,476
NOCIL Ltd.	1,719	4,806
NTPC Ltd.	183,982	327,512
Oberoi Realty Ltd.(1)	6,424	77,790
Oil & Natural Gas Corp. Ltd.	91,482	197,031
Oil India Ltd.	21,074	62,857
Olectra Greentech Ltd.(1)	3,191	27,032
OnMobile Global Ltd.	3,493	5,272
Oracle Financial Services Software Ltd.	1,287	58,180
Orient Cement Ltd.	10,302	19,950
Orient Electric Ltd.	9,374	41,230
Page Industries Ltd.	188	105,824
29

Avantis Emerging Markets Equity Fund
	Shares	Value
Paisalo Digital Ltd.	1,179	$10,409
PCBL Ltd.	2,127	5,441
Persistent Systems Ltd.	2,477	130,212
Petronet LNG Ltd.	48,819	140,087
Phoenix Mills Ltd. (The)	2,284	29,174
PI Industries Ltd.	1,103	36,301
Pidilite Industries Ltd.	1,927	61,686
Piramal Enterprises Ltd.	4,189	115,807
PNB Housing Finance Ltd.(1)	6,414	34,967
PNC Infratech Ltd.	10,165	35,923
Polycab India Ltd.	446	14,129
Polyplex Corp. Ltd.	1,130	27,264
Poonawalla Fincorp Ltd.(1)	2,566	8,168
Power Finance Corp. Ltd.	10,140	14,849
Power Grid Corp. of India Ltd.	114,009	317,460
Praj Industries Ltd.	7,674	34,910
Prestige Estates Projects Ltd.	8,021	48,665
Pricol Ltd.(1)	4,351	6,342
Prince Pipes & Fittings Ltd.	1,925	16,539
Prism Johnson Ltd.(1)	6,392	10,057
Privi Speciality Chemicals Ltd.	426	10,654
Procter & Gamble Health Ltd.	56	3,401
PTC India Ltd.	20,398	23,142
PVR Ltd.(1)	736	16,126
Quess Corp. Ltd.	2,432	20,494
Radico Khaitan Ltd.	4,520	54,080
Rain Industries Ltd.	2,672	6,622
Rajesh Exports Ltd.	5,055	47,157
Rallis India Ltd.	2,331	7,265
Ramco Cements Ltd. (The)	5,309	55,671
Rashtriya Chemicals & Fertilizers Ltd.	7,086	6,727
Ratnamani Metals & Tubes Ltd.	335	9,973
Raymond Ltd.(1)	1,780	17,438
RBL Bank Ltd.(1)	13,582	24,243
REC Ltd.	60,914	99,227
Redington India Ltd.	52,432	107,362
Relaxo Footwears Ltd.	466	7,549
Reliance Industrial Infrastructure Ltd.	626	5,847
Reliance Industries Ltd., GDR	17,652	1,107,988
Reliance Infrastructure Ltd.(1)	17,976	25,221
Reliance Power Ltd.(1)	326,382	57,137
Repco Home Finance Ltd.	1,964	4,975
Rhi Magnesita India Ltd.	2,629	18,337
Rupa & Co. Ltd.	2,495	15,282
Sanofi India Ltd.	513	49,458
Saregama India Ltd.	198	10,349
SBI Cards & Payment Services Ltd.(1)	2,749	28,823
SBI Life Insurance Co. Ltd.	5,203	73,576
Schaeffler India Ltd.	875	21,266
Sharda Cropchem Ltd.	930	6,633
Shipping Corp. of India Ltd.	5,563	7,734
30

Avantis Emerging Markets Equity Fund
	Shares	Value
Shree Cement Ltd.	224	$72,924
Shriram City Union Finance Ltd.	1,000	21,125
Shriram Transport Finance Co. Ltd.	11,748	176,584
Siemens Ltd.	1,247	39,012
Sobha Ltd.	3,140	32,401
Sonata Software Ltd.	6,467	63,403
South Indian Bank Ltd. (The)(1)	51,265	5,540
Spandana Sphoorty Financial Ltd.(1)	887	4,404
SRF Ltd.	5,107	162,527
Star Cement Ltd.(1)	7,215	8,605
State Bank of India, GDR	4,441	288,089
Sterling and Wilson Renewable(1)	4,243	18,084
Sterlite Technologies Ltd.	13,985	32,984
Strides Pharma Science Ltd.	2,601	11,088
Subex Ltd.	6,461	3,176
Sudarshan Chemical Industries	1,564	11,192
Sumitomo Chemical India Ltd.	963	4,836
Sun Pharma Advanced Research Co. Ltd.(1)	1,889	6,776
Sun Pharmaceutical Industries Ltd.	22,513	252,898
Sun TV Network Ltd.	1,226	7,319
Sundaram Finance Ltd.	691	17,533
Sundram Fasteners Ltd.	4,294	48,867
Sunteck Realty Ltd.	3,995	25,965
Suprajit Engineering Ltd.	3,688	15,438
Supreme Industries Ltd.	4,071	110,889
Supreme Petrochem Ltd.	1,178	10,398
Surya Roshni Ltd.	797	4,422
Suven Pharmaceuticals Ltd.	5,278	36,036
Suzlon Energy Ltd.(1)	104,836	13,200
Tamil Nadu Newsprint & Papers Ltd.	3,992	6,811
Tanla Platforms Ltd.	5,252	110,126
Tata Chemicals Ltd.	8,877	99,731
Tata Communications Ltd.	4,299	67,845
Tata Consultancy Services Ltd.	16,666	789,497
Tata Consumer Products Ltd.	5,037	48,231
Tata Elxsi Ltd.	828	71,061
Tata Investment Corp. Ltd.	995	17,631
Tata Motors Ltd., ADR(1)(2)	12,870	389,832
Tata Power Co. Ltd. (The)	24,630	73,447
Tata Steel Long Products Ltd.	679	6,421
Tata Steel Ltd.	25,686	420,575
TCI Express Ltd.	457	10,768
TeamLease Services Ltd.(1)	553	30,241
Tech Mahindra Ltd.	25,268	475,741
Tejas Networks Ltd.(1)	1,973	10,755
Thermax Ltd.	2,939	71,062
Thirumalai Chemicals Ltd.	10,204	28,669
Thyrocare Technologies Ltd.	472	5,400
Tide Water Oil Co. India Ltd.	360	6,070
Time Technoplast Ltd.	5,081	4,642
Timken India Ltd.	782	21,123
31

Avantis Emerging Markets Equity Fund
	Shares	Value
Tinplate Co. of India Ltd. (The)	3,598	$15,767
Titagarh Wagons Ltd.(1)	11,407	13,105
Titan Co. Ltd.	3,073	104,379
Torrent Pharmaceuticals Ltd.	1,946	71,222
Torrent Power Ltd.	3,732	23,628
Transport Corp. of India Ltd.	1,642	13,575
Trident Ltd.	68,002	46,015
Triveni Engineering & Industries Ltd.	6,923	22,985
Triveni Turbine Ltd.	9,259	21,760
Tube Investments of India Ltd.	4,147	83,996
TV18 Broadcast Ltd.(1)	50,440	41,322
Uflex Ltd.	3,123	21,687
Ujjivan Financial Services Ltd.(1)	1,463	2,101
UltraTech Cement Ltd.	2,530	221,430
Union Bank of India Ltd.(1)	17,616	9,464
United Spirits Ltd.(1)	12,264	144,809
UPL Ltd.	5,649	50,205
Usha Martin Ltd.(1)	12,880	15,047
UTI Asset Management Co. Ltd.	572	6,366
V-Guard Industries Ltd.	2,008	5,232
VA Tech Wabag Ltd.(1)	2,681	10,705
Vaibhav Global Ltd.	1,025	5,614
Vakrangee Ltd.	31,841	13,304
Vardhman Textiles Ltd.	1,551	52,778
Varroc Engineering Ltd.(1)	1,399	6,644
Varun Beverages Ltd.	5,154	64,841
Vedanta Ltd.	52,624	267,839
Venky's India Ltd.	238	6,364
VIP Industries Ltd.(1)	1,621	13,901
Vodafone Idea Ltd.(1)	232,783	32,120
Voltas Ltd.	1,275	21,436
VRL Logistics Ltd.	2,302	14,075
Welspun Corp. Ltd.	11,369	21,704
Welspun India Ltd.	20,423	28,644
Westlife Development Ltd.(1)	808	4,981
Wipro Ltd., ADR	26,591	193,848
Wockhardt Ltd.(1)	1,407	6,360
Yes Bank Ltd.(1)	240,779	42,537
Zee Entertainment Enterprises Ltd.	65,242	199,854
Zen Technologies Ltd.	2,024	5,317
Zensar Technologies Ltd.	10,622	49,298
		28,960,347
Indonesia — 1.9%
Ace Hardware Indonesia Tbk PT	107,700	8,048
Adaro Energy Tbk PT	973,100	166,723
Adhi Karya Persero Tbk PT(1)	82,400	4,387
Adi Sarana Armada Tbk PT(1)	73,600	13,059
Agung Podomoro Land Tbk PT(1)	80,200	643
AKR Corporindo Tbk PT	510,500	27,004
Alam Sutera Realty Tbk PT(1)	534,300	5,674
Aneka Tambang Tbk	212,200	33,060
32

Avantis Emerging Markets Equity Fund
	Shares	Value
Astra Agro Lestari Tbk PT	40,600	$32,219
Astra International Tbk PT	566,800	229,857
Bank BTPN Syariah Tbk PT	164,600	41,309
Bank Bukopin Tbk PT(1)	1,089,998	20,207
Bank Central Asia Tbk PT	684,800	386,615
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	2,488
Bank Mandiri Persero Tbk PT	431,100	233,070
Bank Negara Indonesia Persero Tbk PT	210,700	118,058
Bank Pan Indonesia Tbk PT(1)	16,900	945
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	85,800	8,335
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	6,086
Bank Rakyat Indonesia Persero Tbk PT	656,197	209,826
Bank Syariah Indonesia Tbk PT(1)	61,200	7,110
Bank Tabungan Negara Persero Tbk PT(1)	374,000	46,492
Barito Pacific Tbk PT	254,400	15,863
BFI Finance Indonesia Tbk PT	479,000	43,168
Buana Lintas Lautan Tbk PT(1)	553,700	4,414
Bukit Asam Tbk PT	206,400	45,343
Bumi Serpong Damai Tbk PT(1)	228,300	14,668
Buyung Poetra Sembada PT	68,000	763
Charoen Pokphand Indonesia Tbk PT	136,200	55,150
Ciputra Development Tbk PT	808,700	52,162
Delta Dunia Makmur Tbk PT(1)	222,900	6,326
Dharma Satya Nusantara Tbk PT	370,800	16,165
Elnusa Tbk PT	183,200	3,992
Erajaya Swasembada Tbk PT	584,000	22,744
Gajah Tunggal Tbk PT	82,900	3,719
Global Mediacom Tbk PT(1)	53,600	947
Harum Energy Tbk PT	16,200	13,939
Indah Kiat Pulp & Paper Tbk PT	174,200	98,443
Indika Energy Tbk PT(1)	181,000	28,232
Indo Tambangraya Megah Tbk PT	36,800	68,443
Indocement Tunggal Prakarsa Tbk PT	60,200	46,118
Indofood CBP Sukses Makmur Tbk PT	49,400	29,284
Indofood Sukses Makmur Tbk PT	70,800	30,623
Indosat Tbk PT	74,500	28,372
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	101,252	6,881
Japfa Comfeed Indonesia Tbk PT	274,200	30,117
Jasa Marga Persero Tbk PT(1)	50,700	11,969
Kalbe Farma Tbk PT	769,000	88,076
Kresna Graha Investama Tbk PT(1)	28,000	149
Link Net Tbk PT	58,100	17,697
Lippo Karawaci Tbk PT(1)	765,000	6,936
Malindo Feedmill Tbk PT(1)	13,400	623
Matahari Department Store Tbk PT	145,500	46,412
Medco Energi Internasional Tbk PT(1)	503,940	21,275
Media Nusantara Citra Tbk PT	425,200	25,882
Merdeka Copper Gold Tbk PT(1)	106,600	28,865
Mitra Adiperkasa Tbk PT(1)	508,100	27,927
Mitra Keluarga Karyasehat Tbk PT	78,500	12,147
Pabrik Kertas Tjiwi Kimia Tbk PT	25,700	13,407
33

Avantis Emerging Markets Equity Fund
	Shares	Value
Pakuwon Jati Tbk PT(1)	688,800	$22,176
Panin Financial Tbk PT(1)	427,000	5,025
Perusahaan Gas Negara Tbk PT(1)	351,300	35,519
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	344,600	34,167
PP Persero Tbk PT(1)	159,800	10,762
Puradelta Lestari Tbk PT	105,100	1,383
Rimo International Lestari Tbk PT(1)	329,900	1,148
Salim Ivomas Pratama Tbk PT	44,700	1,550
Sarana Menara Nusantara Tbk PT	505,900	36,584
Sawit Sumbermas Sarana Tbk PT	188,300	14,751
Selamat Sempurna Tbk PT	68,200	6,225
Semen Indonesia Persero Tbk PT	92,300	46,624
Siloam International Hospitals Tbk PT	2,000	1,085
Smartfren Telecom Tbk PT(1)	3,336,600	18,469
Sri Rejeki Isman Tbk PT(1)	54,600	555
Steel Pipe Industry of Indonesia PT	274,200	7,526
Summarecon Agung Tbk PT(1)	747,358	36,291
Surya Citra Media Tbk PT(1)	945,000	17,061
Surya Esa Perkasa Tbk PT(1)	52,700	2,463
Surya Semesta Internusa Tbk PT(1)	20,600	487
Telkom Indonesia Persero Tbk PT, ADR	15,291	454,296
Timah Tbk PT(1)	178,800	19,901
Tower Bersama Infrastructure Tbk PT	253,700	52,173
Transcoal Pacific Tbk PT(1)	29,600	18,562
Tunas Baru Lampung Tbk PT	24,900	1,405
Unilever Indonesia Tbk PT	131,800	33,916
United Tractors Tbk PT	77,900	135,934
Waskita Beton Precast Tbk PT(1)	48,300	319
Waskita Karya Persero Tbk PT(1)	384,292	15,346
Wijaya Karya Persero Tbk PT(1)	60,800	4,317
XL Axiata Tbk PT	243,300	48,609
		3,653,085
Malaysia — 1.8%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	1,044
Aeon Co. M Bhd	34,400	11,975
AEON Credit Service M Bhd	500	1,750
Alliance Bank Malaysia Bhd	67,500	55,251
AMMB Holdings Bhd(1)	108,800	87,257
Ann Joo Resources Bhd	16,600	7,545
Astro Malaysia Holdings Bhd	23,800	5,619
ATA IMS Bhd	14,300	1,426
Axiata Group Bhd	40,600	38,017
Bank Islam Malaysia Bhd	35,200	25,096
Berjaya Corp. Bhd(1)	18,096	1,018
Berjaya Sports Toto Bhd	7,474	3,405
Bermaz Auto Bhd	17,800	7,585
Beshom Holdings Bhd	2,076	857
Bumi Armada Bhd(1)	305,000	34,846
Bursa Malaysia Bhd	27,900	41,962
Cahya Mata Sarawak Bhd	32,700	9,376
Capital A Bhd(1)	33,100	4,955
34

Avantis Emerging Markets Equity Fund
	Shares	Value
Careplus Group Bhd	13,500	$2,256
Carlsberg Brewery Malaysia Bhd	2,500	12,027
CIMB Group Holdings Bhd	126,935	172,910
Coastal Contracts Bhd(1)	3,400	1,557
Comfort Glove Bhd	6,800	1,175
CSC Steel Holdings Bhd	18,100	6,595
Cypark Resources Bhd(1)	15,400	3,122
D&O Green Technologies Bhd	25,100	28,354
Dagang NeXchange Bhd(1)	112,300	30,446
Datasonic Group Bhd	28,200	3,062
Dayang Enterprise Holdings Bhd	17,100	3,534
Dialog Group Bhd	69,000	46,486
DiGi.Com Bhd	60,400	58,392
DRB-Hicom Bhd	29,900	10,568
Dufu Technology Corp. Bhd	2,800	1,936
Eco World Development Group Bhd	95,100	23,872
Econpile Holdings Bhd(1)	5,500	395
Ekovest Bhd(1)	9,600	962
Focus Dynamics Group Bhd(1)	55,800	469
Fraser & Neave Holdings Bhd	5,300	28,561
Frontken Corp. Bhd	31,000	21,538
Gamuda Bhd	93,400	64,135
Genting Bhd	69,300	76,816
Genting Malaysia Bhd	34,300	24,549
Genting Plantations Bhd	6,300	13,683
Globetronics Technology Bhd	12,200	4,091
HAP Seng Consolidated Bhd	16,900	30,503
Hartalega Holdings Bhd	66,200	72,766
Heineken Malaysia Bhd	2,600	13,656
Hengyuan Refining Co. Bhd	5,300	5,424
Hextar Global Bhd	4,440	1,813
Hiap Teck Venture Bhd	125,000	14,502
Hibiscus Petroleum Bhd	117,100	33,809
Hong Leong Bank Bhd	9,400	45,002
Hong Leong Financial Group Bhd	8,500	39,162
Hong Leong Industries Bhd	400	901
IHH Healthcare Bhd	14,000	21,964
IJM Corp. Bhd	180,900	66,508
Inari Amertron Bhd	72,300	55,980
IOI Corp. Bhd	39,200	43,073
IOI Properties Group Bhd	41,800	10,254
JAKS Resources Bhd(1)	11,180	986
Jaya Tiasa Holdings Bhd(1)	28,000	7,283
Kossan Rubber Industries Bhd	54,100	22,304
KPJ Healthcare Bhd	33,800	8,381
KSL Holdings Bhd(1)	5,500	910
Kuala Lumpur Kepong Bhd	5,100	31,562
Land & General Bhd	29,900	786
LBS Bina Group Bhd	8,961	1,092
Leong Hup International Bhd	5,600	702
Lii Hen Industries Bhd	1,400	1,003
35

Avantis Emerging Markets Equity Fund
	Shares	Value
Lotte Chemical Titan Holding Bhd	20,000	$10,392
Luxchem Corp. Bhd	20,900	3,444
Mah Sing Group Bhd	51,600	8,303
Malakoff Corp. Bhd	6,800	1,105
Malayan Banking Bhd	97,835	204,422
Malayan Flour Mills Bhd	26,300	3,948
Malaysia Airports Holdings Bhd(1)	27,900	40,948
Malaysia Building Society Bhd	190,000	26,291
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	435
Malaysian Pacific Industries Bhd	2,600	22,384
Malaysian Resources Corp. Bhd	9,900	839
Matrix Concepts Holdings Bhd	12,200	6,995
Maxis Bhd	58,000	55,607
Media Prima Bhd(1)	58,500	7,825
Mega First Corp. Bhd	4,200	3,558
MISC Bhd	42,500	74,543
MKH Bhd	2,900	982
Muhibbah Engineering M Bhd(1)	2,000	304
My EG Services Bhd	132,900	30,499
Naim Holdings Bhd	4,300	590
Nestle Malaysia Bhd	1,200	38,348
OCK Group Bhd(1)	7,100	678
OSK Holdings Bhd	6,600	1,400
Padini Holdings Bhd	12,900	10,382
Paramount Corp. Bhd	3,400	568
Perak Transit Bhd	5,566	751
PESTECH International Bhd	29,625	4,852
Petronas Chemicals Group Bhd	68,200	155,387
Petronas Dagangan Bhd	10,200	52,405
Petronas Gas Bhd	12,100	50,232
Poh Huat Resources Holdings Bhd	2,800	935
PPB Group Bhd	7,200	30,772
Press Metal Aluminium Holdings Bhd	39,400	64,231
Public Bank Bhd	267,700	284,310
QL Resources Bhd	14,450	17,015
Ranhill Utilities Bhd(1)	3,810	463
RHB Bank Bhd	71,285	100,462
Sam Engineering & Equipment M Bhd	600	3,092
Sapura Energy Bhd(1)	43,200	413
Sarawak Oil Palms Bhd	1,400	2,082
Scientex Bhd	22,400	23,653
Serba Dinamik Holdings Bhd	4,000	333
Sime Darby Bhd	142,000	76,899
Sime Darby Plantation Bhd	55,000	64,528
Sime Darby Property Bhd	33,900	4,969
SP Setia Bhd Group(1)	120,300	36,672
Sunway Bhd	27,600	11,165
Sunway Construction Group Bhd	11,200	4,029
Supermax Corp. Bhd	62,243	15,584
Syarikat Takaful Malaysia Keluarga Bhd	18,100	16,057
Ta Ann Holdings Bhd	26,400	34,580
36

Avantis Emerging Markets Equity Fund
	Shares	Value
Telekom Malaysia Bhd	42,500	$51,220
Tenaga Nasional Bhd	70,300	153,675
Thong Guan Industries Bhd	2,400	1,378
TIME dotCom Bhd	38,400	38,924
Tiong NAM Logistics Holdings	26,900	4,453
Top Glove Corp. Bhd	109,800	53,588
Tropicana Corp. Bhd(1)	4,807	1,214
Uchi Technologies Bhd	7,500	5,531
UEM Sunrise Bhd(1)	6,800	529
UMW Holdings Bhd	5,900	4,322
Unisem M Bhd	26,600	18,811
UWC Bhd	6,400	6,195
Velesto Energy Bhd(1)	250,600	7,238
ViTrox Corp. Bhd	4,000	7,128
Vizione Holdings Bhd(1)	5,100	73
VS Industry Bhd	66,800	18,391
Wah Seong Corp. Bhd(1)	16,200	2,895
WCT Holdings Bhd(1)	7,446	916
Westports Holdings Bhd	38,900	36,257
Yinson Holdings Bhd	46,900	58,876
YTL Corp. Bhd	27,796	3,678
		3,596,754
Mexico — 2.3%
Alfa SAB de CV, Series A	66,800	49,445
Alpek SAB de CV	45,690	58,783
Alsea SAB de CV(1)	16,700	36,578
America Movil SAB de CV, Class L ADR	30,864	559,256
Arca Continental SAB de CV	7,700	50,754
Banco del Bajio SA	55,377	134,650
Becle SAB de CV	4,400	11,012
Bolsa Mexicana de Valores SAB de CV	15,400	29,768
Cemex SAB de CV, ADR(1)	9,300	47,430
Coca-Cola Femsa SAB de CV	21,495	119,014
Consorcio ARA SAB de CV	4,900	959
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	5,699	108,794
Corp. Inmobiliaria Vesta SAB de CV	28,500	51,209
El Puerto de Liverpool SAB de CV, Class C1	600	2,926
Fomento Economico Mexicano SAB de CV, ADR	1,708	137,323
GCC SAB de CV	11,000	73,038
Genomma Lab Internacional SAB de CV, Class B	78,900	71,923
Gentera SAB de CV(1)	92,800	69,869
Gruma SAB de CV, B Shares	13,190	178,617
Grupo Aeromexico SAB de CV(1)	6,856	459
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	859	49,934
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	1,077	157,544
Grupo Aeroportuario del Sureste SAB de CV, ADR	232	50,098
Grupo Bimbo SAB de CV, Series A	21,200	65,626
Grupo Carso SAB de CV	8,000	24,241
Grupo Comercial Chedraui SA de CV	20,500	46,193
Grupo Financiero Banorte SAB de CV	77,596	526,589
Grupo Financiero Inbursa SAB de CV(1)	109,250	178,536
37

Avantis Emerging Markets Equity Fund
	Shares	Value
Grupo GICSA SAB de CV(1)	8,000	$945
Grupo Industrial Saltillo SAB de CV	1,800	2,342
Grupo Mexico SAB de CV, Series B	79,594	406,578
Grupo Rotoplas SAB de CV(1)	1,969	2,492
Grupo Televisa SAB, ADR	23,272	248,312
Grupo Traxion SAB de CV(1)	10,800	18,398
Hoteles City Express SAB de CV(1)	1,300	340
Industrias Bachoco SAB de CV	700	2,344
Industrias Penoles SAB de CV	9,820	123,363
Kimberly-Clark de Mexico SAB de CV, A Shares	35,800	50,044
La Comer SAB de CV	16,000	29,452
Megacable Holdings SAB de CV	49,200	144,734
Nemak SAB de CV(1)	132,340	27,462
Orbia Advance Corp. SAB de CV	49,300	125,940
Promotora y Operadora de Infraestructura SAB de CV	4,330	34,036
Qualitas Controladora SAB de CV	15,900	87,104
Regional SAB de CV	22,590	134,155
Unifin Financiera SAB de CV(1)(2)	723	900
Wal-Mart de Mexico SAB de CV	69,197	263,530
		4,593,039
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR(1)	11,752	116,345
Credicorp Ltd.	1,318	199,347
Intercorp Financial Services, Inc.	1,730	55,879
Southern Copper Corp.	1,674	116,159
		487,730
Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	68,690	80,221
Aboitiz Power Corp.	12,100	8,516
AC Energy Corp.	92,100	15,304
Alliance Global Group, Inc.	166,000	41,499
Ayala Corp.	6,810	112,918
Ayala Land, Inc.	128,900	98,265
Ayalaland Logistics Holdings Corp.(1)	17,000	1,668
Bank of the Philippine Islands	57,660	112,691
BDO Unibank, Inc.	42,830	108,538
Cebu Air, Inc.(1)	6,390	5,772
Century Pacific Food, Inc.	41,200	21,517
Converge Information and Communications Technology Solutions, Inc.(1)	28,200	14,329
Cosco Capital, Inc.	51,700	5,140
DMCI Holdings, Inc.	350,700	58,075
DoubleDragon Corp.	2,700	546
East West Banking Corp.(1)	5,400	944
EEI Corp.(1)	5,000	588
Filinvest Land, Inc.	41,000	880
First Gen Corp.	22,300	12,166
Ginebra San Miguel, Inc.	1,300	2,818
Global Ferronickel Holdings, Inc.	171,000	8,727
Globe Telecom, Inc.	780	39,192
GT Capital Holdings, Inc.	4,830	54,698
38

Avantis Emerging Markets Equity Fund
	Shares	Value
Integrated Micro-Electronics, Inc.(1)	6,600	$1,074
International Container Terminal Services, Inc.	26,150	107,776
JG Summit Holdings, Inc.	30,713	36,277
Jollibee Foods Corp.	9,390	44,161
Manila Electric Co.	5,510	39,648
Manila Water Co., Inc.	32,900	12,852
Max's Group, Inc.(1)	4,100	515
Megaworld Corp.	712,000	44,736
Metro Pacific Investments Corp.	373,000	28,225
Metropolitan Bank & Trust Co.	93,560	104,384
Monde Nissin Corp.(1)	116,200	274,216
Nickel Asia Corp.	85,000	12,876
Petron Corp.(1)	75,000	5,030
Pilipinas Shell Petroleum Corp.(1)	1,600	563
PLDT, Inc., ADR(2)	2,164	76,151
Puregold Price Club, Inc.	65,600	45,069
Robinsons Land Corp.	91,300	34,374
Robinsons Retail Holdings, Inc.	34,190	41,180
Security Bank Corp.	32,810	74,888
Semirara Mining & Power Corp.	60,700	32,913
SM Investments Corp.	2,055	35,750
SM Prime Holdings, Inc.	80,700	62,986
Universal Robina Corp.	32,640	76,499
Vista Land & Lifescapes, Inc.	62,800	3,749
Wilcon Depot, Inc.	52,200	29,825
		2,030,729
Poland — 0.9%
Alior Bank SA(1)	7,262	80,895
Allegro.eu SA(1)	1,485	11,067
AmRest Holdings SE(1)	2,830	15,525
Asseco Poland SA	1,398	24,634
Bank Millennium SA(1)	49,227	82,095
Bank Polska Kasa Opieki SA	4,027	110,477
CCC SA(1)	861	10,955
CD Projekt SA	3,015	119,755
Ciech SA	2,368	22,749
Cyfrowy Polsat SA	4,067	26,329
Dino Polska SA(1)	1,264	88,881
Enea SA(1)	4,731	9,868
Eurocash SA	2,586	5,851
Famur SA(1)	6,958	3,840
Grupa Azoty SA(1)	3,462	26,829
Grupa Lotos SA(1)	5,066	64,998
Jastrzebska Spolka Weglowa SA(1)	5,105	59,633
KGHM Polska Miedz SA	3,278	128,717
KRUK SA	1,351	84,354
LiveChat Software SA	1,024	23,737
LPP SA	45	92,549
Lubelski Wegiel Bogdanka SA(1)	109	947
mBank SA(1)	675	65,969
Mercator Medical SA(1)	146	2,332
39

Avantis Emerging Markets Equity Fund
	Shares	Value
Neuca SA	24	$4,275
Orange Polska SA(1)	42,954	79,826
PGE Polska Grupa Energetyczna SA(1)	7,153	13,876
PKP Cargo SA(1)	196	571
Polski Koncern Naftowy ORLEN SA	7,442	125,709
Polskie Gornictwo Naftowe i Gazownictwo SA	46,946	61,871
Powszechna Kasa Oszczednosci Bank Polski SA(1)	8,650	83,131
Powszechny Zaklad Ubezpieczen SA	14,313	107,385
Santander Bank Polska SA	714	53,483
Tauron Polska Energia SA(1)	17,464	10,258
TEN Square Games SA	170	8,700
Warsaw Stock Exchange	783	7,170
		1,719,241
Russia — 0.7%
Gazprom PJSC, ADR	154,772	409,453
Globaltrans Investment plc, GDR	19,562	36,575
LUKOIL PJSC, ADR	14,461	271,243
Magnit PJSC, GDR	8,068	12,805
Mechel PJSC, ADR(1)	3,686	5,806
MMC Norilsk Nickel PJSC, ADR	8,493	109,305
Mobile TeleSystems PJSC, ADR	11,495	44,256
Novatek PJSC, GDR	870	33,514
Novolipetsk Steel PJSC, GDR	6,058	46,446
O'Key Group SA, GDR(1)	1,578	929
PhosAgro PJSC, GDR	6,871	42,036
Ros Agro plc, GDR	3,053	13,470
Rosneft Oil Co. PJSC, GDR	36,427	99,076
Severstal PAO, GDR	6,837	34,709
Tatneft PJSC, ADR	10,228	139,386
VK Co. Ltd., GDR(1)	87	63
VTB Bank PJSC, GDR	193,198	137,171
X5 Retail Group NV, GDR	2,570	6,724
		1,442,967
South Africa — 4.2%
Absa Group Ltd.	23,875	274,483
Adcock Ingram Holdings Ltd.	305	1,027
Advtech Ltd.	12,737	13,226
AECI Ltd.	8,701	61,362
African Rainbow Minerals Ltd.	3,920	69,965
Afrimat Ltd.	756	3,275
Alexander Forbes Group Holdings Ltd.	4,775	1,151
Anglo American Platinum Ltd.	425	66,271
AngloGold Ashanti Ltd., ADR	15,252	354,456
Aspen Pharmacare Holdings Ltd.	16,004	209,643
Astral Foods Ltd.	3,362	35,686
Aveng Ltd.(1)	7,715	9,666
AVI Ltd.	12,621	58,873
Balwin Properties Ltd.	4,197	842
Barloworld Ltd.	16,801	134,072
Bid Corp. Ltd.	4,461	90,757
Bidvest Group Ltd. (The)	6,862	94,018
40

Avantis Emerging Markets Equity Fund
	Shares	Value
Blue Label Telecoms Ltd.(1)	5,048	$1,745
Brait plc(1)	4,194	1,197
Capitec Bank Holdings Ltd.	943	127,317
Cashbuild Ltd.	488	8,793
City Lodge Hotels Ltd.(1)	2,646	915
Clicks Group Ltd.	5,854	113,624
Coronation Fund Managers Ltd.	13,375	39,971
Curro Holdings Ltd.(1)	896	781
DataTec Ltd.	6,876	16,362
Dis-Chem Pharmacies Ltd.	19,019	42,806
Discovery Ltd.(1)	8,239	84,376
Distell Group Holdings Ltd.(1)	1,448	16,108
DRDGOLD Ltd.	20,138	18,788
EOH Holdings Ltd.(1)	1,194	379
Exxaro Resources Ltd.	8,348	107,679
Famous Brands Ltd.(1)	293	1,367
FirstRand Ltd.	74,567	321,060
Foschini Group Ltd. (The)	12,120	98,291
Gold Fields Ltd., ADR	24,519	343,756
Grindrod Shipping Holdings Ltd.	1,481	37,076
Harmony Gold Mining Co. Ltd., ADR	38,478	163,531
Impala Platinum Holdings Ltd.	22,688	432,760
Investec Ltd.	11,930	67,160
JSE Ltd.	2,920	22,728
KAP Industrial Holdings Ltd.	124,978	38,043
Kumba Iron Ore Ltd.	679	26,840
Lewis Group Ltd.	508	1,537
Life Healthcare Group Holdings Ltd.	32,255	46,967
Massmart Holdings Ltd.(1)	4,582	15,767
Metair Investments Ltd.	1,914	3,483
MiX Telematics Ltd., ADR(2)	83	975
Momentum Metropolitan Holdings	59,651	72,389
Motus Holdings Ltd.	16,603	118,642
Mpact Ltd.(1)	965	1,955
Mr Price Group Ltd.	6,006	81,919
MTN Group Ltd.(1)	47,283	590,212
MultiChoice Group	16,569	135,944
Murray & Roberts Holdings Ltd.(1)	1,453	1,192
Nampak Ltd.(1)	4,076	1,007
Naspers Ltd., N Shares	1,386	174,540
Nedbank Group Ltd.	18,333	261,022
NEPI Rockcastle plc	15,391	98,366
Netcare Ltd.	55,488	52,897
Ninety One Ltd.	3,721	12,139
Northam Platinum Holdings Ltd.(1)	5,393	86,642
Oceana Group Ltd.	464	1,628
Old Mutual Ltd.	276,815	227,269
Omnia Holdings Ltd.	15,314	63,355
Pepkor Holdings Ltd.	20,522	29,315
Pick n Pay Stores Ltd.	17,542	52,560
PPC Ltd.(1)	125,428	33,258
41

Avantis Emerging Markets Equity Fund
	Shares	Value
Rand Merchant Investment Holdings Ltd.	22,456	$70,388
Raubex Group Ltd.	1,373	3,582
Reinet Investments SCA	8,127	167,372
Remgro Ltd.	20,703	188,260
Reunert Ltd.	3,156	9,655
RFG Holdings Ltd.	1,040	857
RMB Holdings Ltd.	8,812	958
Royal Bafokeng Platinum Ltd.	15,814	187,463
Sanlam Ltd.	26,643	112,277
Santam Ltd.	817	14,570
Sappi Ltd.(1)	51,586	171,155
Sasol Ltd., ADR(1)(2)	13,550	311,243
Shoprite Holdings Ltd.	11,215	167,286
Sibanye Stillwater Ltd., ADR(2)	15,264	291,848
SPAR Group Ltd. (The)	5,074	54,132
Standard Bank Group Ltd.	29,075	308,079
Steinhoff International Holdings NV(1)	35,801	8,477
Sun International Ltd.(1)	488	792
Super Group Ltd.	12,586	25,697
Telkom SA SOC Ltd.(1)	34,495	92,634
Thungela Resources Ltd.(1)	2,210	19,658
Tiger Brands Ltd.	4,347	46,131
Transaction Capital Ltd.	4,056	11,677
Trencor Ltd.(1)	1,689	514
Truworths International Ltd.	19,786	75,257
Tsogo Sun Gaming Ltd.(1)	3,616	2,735
Tsogo Sun Hotels Ltd.(1)	3,866	817
Vodacom Group Ltd.	11,347	109,159
Wilson Bayly Holmes-Ovcon Ltd.	1,556	8,443
Woolworths Holdings Ltd.	31,006	102,093
Zeder Investments Ltd.	8,750	2,031
		8,342,446
South Korea — 14.2%
ABLBio, Inc.(1)	537	11,898
Ace Technologies Corp.(1)	775	6,976
Advanced Process Systems Corp.(1)	1,624	30,519
Aekyung Industrial Co. Ltd.	349	5,555
AfreecaTV Co. Ltd.	388	45,345
Agabang&Company(1)	2,113	7,158
Ahnlab, Inc.	230	12,513
Alteogen, Inc.(1)	180	8,107
Amicogen, Inc.(1)	579	12,422
Amorepacific Corp.	322	49,704
AMOREPACIFIC Group	544	22,226
Ananti, Inc.(1)	6,338	49,546
Aprogen Medicines, Inc.(1)	437	541
Aprogen pharmaceuticals, Inc.(1)	1,383	912
AptaBio Therapeutics, Inc.(1)	502	10,310
Asiana Airlines, Inc.(1)	3,845	62,130
BGF Co. Ltd.	616	2,598
BGF retail Co. Ltd.	495	70,125
42

Avantis Emerging Markets Equity Fund
	Shares	Value
BH Co. Ltd.	952	$15,467
Binggrae Co. Ltd.(1)	162	7,231
Bioneer Corp.(1)	1,389	44,798
BNC Korea Co. Ltd.(1)	988	12,999
BNK Financial Group, Inc.	23,491	154,642
Boditech Med, Inc.	953	12,106
Boryung Pharmaceutical Co. Ltd.	285	2,974
Bukwang Pharmaceutical Co. Ltd.(1)	513	5,341
Byucksan Corp.	2,612	6,811
Cellid Co. Ltd.(1)	65	1,795
Celltrion Healthcare Co. Ltd.	392	20,850
Celltrion Pharm, Inc.(1)	252	18,542
Celltrion, Inc.	606	80,889
Chabiotech Co. Ltd.(1)	516	7,480
Cheil Worldwide, Inc.	2,198	41,327
Chong Kun Dang Pharmaceutical Corp.(1)	246	19,766
Chongkundang Holdings Corp.(1)	42	2,402
Chunbo Co. Ltd.	75	17,919
CJ CGV Co. Ltd.(1)	377	8,205
CJ CheilJedang Corp.	230	72,854
CJ Corp.	1,048	73,827
CJ ENM Co. Ltd.	760	82,934
CJ Logistics Corp.(1)	623	64,594
CMG Pharmaceutical Co. Ltd.(1)	803	2,173
Com2uSCorp	114	10,612
Cosmax, Inc.(1)	739	53,258
CosmoAM&T Co. Ltd.(1)	253	8,259
COSON Co. Ltd.(1)	1,078	2,358
Coway Co. Ltd.	2,887	173,390
COWELL FASHION Co. Ltd.	866	5,712
Creative & Innovative System(1)	493	5,717
CrystalGenomics, Inc.(1)	1,166	5,548
CS Wind Corp.	558	28,037
Cuckoo Homesys Co. Ltd.(1)	704	22,732
Daea TI Co. Ltd.(1)	824	3,261
Daeduck Electronics Co. Ltd.	1,856	38,914
Daesang Corp.(1)	1,157	21,548
Daewon Pharmaceutical Co. Ltd.	384	6,022
Daewoo Engineering & Construction Co. Ltd.(1)	14,667	77,147
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	196	4,374
Daewoong Co. Ltd.(1)	705	17,781
Daewoong Pharmaceutical Co. Ltd.(1)	177	24,640
Daishin Securities Co. Ltd.	4,161	59,082
Daou Data Corp.	2,016	23,324
Daou Technology, Inc.	2,270	40,896
Dawonsys Co. Ltd.	644	15,550
DB Financial Investment Co. Ltd.(1)	1,678	8,759
DB HiTek Co. Ltd.	3,002	175,964
DB Insurance Co. Ltd.	3,664	188,634
Dentium Co. Ltd.(1)	478	24,250
Devsisters Co. Ltd.	99	4,756
43

Avantis Emerging Markets Equity Fund
	Shares	Value
DGB Financial Group, Inc.	16,567	$131,135
DIO Corp.(1)	562	15,489
DL E&C Co. Ltd.	275	29,647
DL Holdings Co. Ltd.	439	22,227
Dong-A Socio Holdings Co. Ltd.	122	10,549
Dong-A ST Co. Ltd.	223	12,689
Dongjin Semichem Co. Ltd.(1)	2,768	82,806
DongKook Pharmaceutical Co. Ltd.	415	7,329
Dongkuk Steel Mill Co. Ltd.	3,678	51,111
Dongsuh Cos., Inc.	282	6,459
Dongwha Enterprise Co. Ltd.(1)	82	4,924
Dongwha Pharm Co. Ltd.	1,215	12,841
Dongwon Development Co. Ltd.	641	2,607
Dongwon F&B Co. Ltd.	93	13,435
Dongwon Industries Co. Ltd.	66	11,563
Dongwon Systems Corp.	217	9,678
Doosan Heavy Industries & Construction Co. Ltd.(1)	8,853	155,225
DoubleUGames Co. Ltd.	275	11,428
Douzone Bizon Co. Ltd.	812	32,883
Dreamtech Co. Ltd.	2,769	26,231
Duk San Neolux Co. Ltd.(1)	569	18,564
E-MART, Inc.	671	73,175
Echo Marketing, Inc.	366	5,393
Ecopro BM Co. Ltd.	118	37,341
Ecopro Co. Ltd.	169	12,420
Ecopro HN Co. Ltd.	136	5,996
ENF Technology Co. Ltd.	240	5,797
Eo Technics Co. Ltd.(1)	129	10,794
Eoflow Co. Ltd.(1)	486	8,381
Eugene Corp.(1)	3,001	11,679
Eugene Investment & Securities Co. Ltd.(1)	4,439	12,520
Eugene Technology Co. Ltd.	502	18,329
F&F Co. Ltd. / New(1)	180	134,539
F&F Holdings Co. Ltd.(1)	27	617
Fila Holdings Corp.	1,963	58,008
Fine Semitech Corp.	363	6,313
Foosung Co. Ltd.	1,807	32,262
GC Cell Corp.(1)	386	21,929
GemVax & Kael Co. Ltd.(1)	680	8,655
Genexine, Inc.(1)	81	3,157
Giantstep, Inc.(1)	170	6,376
GOLFZON Co. Ltd.(1)	158	20,095
Grand Korea Leisure Co. Ltd.(1)	242	2,966
Green Cross Corp.	41	6,238
Green Cross Holdings Corp.	435	8,114
GS Engineering & Construction Corp.	4,090	146,991
GS Holdings Corp.	3,191	106,704
GS Retail Co. Ltd.	2,870	63,821
HAESUNG DS Co. Ltd.(1)	421	18,857
Halla Holdings Corp.	590	20,002
Hana Financial Group, Inc.	15,120	614,293
44

Avantis Emerging Markets Equity Fund
	Shares	Value
Hana Materials, Inc.	366	$15,960
Hana Tour Service, Inc.(1)	496	32,568
Hanall Biopharma Co. Ltd.(1)	410	6,434
Handsome Co. Ltd.	1,148	34,426
Hanil Cement Co. Ltd.	730	11,107
Hanjin Kal Corp.(1)	187	8,235
Hanjin Transportation Co. Ltd.(1)	337	8,037
Hankook Shell Oil Co. Ltd.	40	8,461
Hankook Tire & Technology Co. Ltd.	4,178	123,097
Hanmi Pharm Co. Ltd.(1)	114	25,251
Hanmi Semiconductor Co. Ltd.	682	19,226
Hanon Systems	5,582	54,057
Hansae Co. Ltd.	1,736	32,945
Hansol Chemical Co. Ltd.	375	67,692
Hansol Paper Co. Ltd.	1,067	10,994
Hansol Technics Co. Ltd.(1)	1,045	5,555
Hanssem Co. Ltd.	322	19,695
Hanwha Aerospace Co. Ltd.	1,438	62,791
Hanwha Corp.	3,440	87,752
Hanwha General Insurance Co. Ltd.(1)	2,607	9,305
Hanwha Investment & Securities Co. Ltd.(1)	10,391	42,092
Hanwha Life Insurance Co. Ltd.(1)	21,319	52,648
Hanwha Solutions Corp.(1)	3,550	100,925
Hanwha Systems Co. Ltd.	2,295	30,325
Harim Holdings Co. Ltd.	3,557	31,043
HDC Holdings Co. Ltd.(1)	1,750	11,199
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	3,589	48,301
Helixmith Co. Ltd.(1)	720	12,149
Hite Jinro Co. Ltd.(1)	2,211	65,791
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	15,891
HK inno N Corp.(1)	227	8,158
HLB Life Science Co. Ltd.(1)	1,360	12,121
HLB, Inc.(1)	686	17,974
HMM Co. Ltd.(1)	9,756	236,322
Hotel Shilla Co. Ltd.	1,180	79,753
HS Industries Co. Ltd.(1)	1,315	5,841
Huchems Fine Chemical Corp.	1,424	26,494
Hugel, Inc.(1)	170	20,962
Humax Co. Ltd.(1)	1,601	5,618
Humedix Co. Ltd.	254	4,717
Huons Co. Ltd.	129	5,024
Huons Global Co. Ltd.	141	3,573
Hwaseung Enterprise Co. Ltd.(1)	315	4,294
HYBE Co. Ltd.(1)	162	39,364
Hyosung Advanced Materials Corp.	134	52,567
Hyosung Chemical Corp.(1)	216	50,186
Hyosung Corp.	369	26,334
Hyosung Heavy Industries Corp.(1)	224	10,508
Hyosung TNC Corp.	186	75,635
Hyundai Autoever Corp.	90	8,160
45

Avantis Emerging Markets Equity Fund
	Shares	Value
Hyundai Bioscience Co. Ltd.(1)	581	$15,485
Hyundai Construction Equipment Co. Ltd.	678	19,088
Hyundai Corp.	337	4,665
Hyundai Department Store Co. Ltd.	646	42,087
Hyundai Doosan Infracore Co. Ltd.(1)	5,579	31,600
Hyundai Electric & Energy System Co. Ltd.(1)	1,951	33,469
Hyundai Elevator Co. Ltd.(1)	1,982	62,717
Hyundai Engineering & Construction Co. Ltd.	2,544	92,684
Hyundai Futurenet Co., Ltd.	2,521	8,218
Hyundai Glovis Co. Ltd.	496	73,168
Hyundai Greenfood Co. Ltd.	883	6,205
Hyundai Heavy Industries Holdings Co. Ltd.	1,270	54,685
Hyundai Home Shopping Network Corp.	257	12,496
Hyundai Livart Furniture Co. Ltd.	429	5,001
Hyundai Marine & Fire Insurance Co. Ltd.	5,208	125,091
Hyundai Mipo Dockyard Co. Ltd.(1)	294	19,748
Hyundai Mobis Co. Ltd.	1,290	242,218
Hyundai Motor Co.	4,336	638,028
Hyundai Steel Co.	4,931	164,453
Hyundai Wia Corp.	564	28,991
i-SENS, Inc.	272	6,310
ICD Co. Ltd.	2,133	17,916
Il Dong Pharmaceutical Co. Ltd.(1)	741	36,201
Iljin Diamond Co. Ltd.(1)	93	2,037
Iljin Materials Co. Ltd.	319	24,418
Ilyang Pharmaceutical Co. Ltd.	886	18,653
iMarketKorea, Inc.	2,108	17,586
Industrial Bank of Korea	14,243	127,953
Innocean Worldwide, Inc.	782	32,610
Innox Advanced Materials Co. Ltd.	328	11,584
Inscobee, Inc.(1)	756	1,715
Insun ENT Co. Ltd.(1)	1,650	14,406
Interflex Co. Ltd.(1)	276	4,640
Interpark Corp.	3,022	15,005
INTOPS Co. Ltd.	746	20,598
iNtRON Biotechnology, Inc.(1)	366	5,631
IS Dongseo Co. Ltd.(1)	141	6,236
JB Financial Group Co. Ltd.	10,257	70,255
Jeil Pharmaceutical Co. Ltd.(1)	24	539
Jeju Air Co. Ltd.(1)	190	3,422
Jin Air Co. Ltd.(1)	624	8,771
Jusung Engineering Co. Ltd.	892	19,508
JW Holdings Corp.	399	1,301
JW Pharmaceutical Corp.	316	6,648
JYP Entertainment Corp.(1)	869	36,519
Kakao Corp.	3,341	264,596
KakaoBank Corp.(1)	897	36,215
Kangwon Land, Inc.(1)	1,592	35,409
KB Financial Group, Inc., ADR(2)	12,716	625,627
KC Co. Ltd.	435	7,079
KC Tech Co. Ltd.	493	8,603
46

Avantis Emerging Markets Equity Fund
	Shares	Value
KCC Corp.	181	$50,678
KCC Glass Corp.	462	22,444
KEPCO Engineering & Construction Co., Inc.(1)	229	17,187
KEPCO Plant Service & Engineering Co. Ltd.(1)	604	18,776
KG Dongbu Steel Co. Ltd.	279	2,452
Kginicis Co. Ltd.	1,731	25,270
KH Feelux Co. Ltd.(1)	8,049	13,600
KH Vatec Co. Ltd.	1,906	35,078
Kia Corp.	9,502	589,080
KISCO Corp.	1,358	9,571
KIWOOM Securities Co. Ltd.(1)	1,342	113,956
KMW Co. Ltd.(1)	276	7,198
Koentec Co. Ltd.	632	4,090
Koh Young Technology, Inc.	700	11,195
Kolmar BNH Co. Ltd.(1)	169	5,047
Kolmar Korea Co. Ltd.(1)	104	4,014
Kolmar Korea Holdings Co. Ltd.(1)	244	4,213
Kolon Industries, Inc.	1,544	76,159
KoMiCo Ltd.	129	5,852
Komipharm International Co. Ltd.(1)	185	1,286
Korea Aerospace Industries Ltd.(1)	3,129	97,349
Korea Electric Power Corp., ADR(1)(2)	9,335	90,550
Korea Electric Terminal Co. Ltd.	609	29,672
Korea Gas Corp.	430	14,783
Korea Investment Holdings Co. Ltd.(1)	2,593	172,266
Korea Line Corp.(1)	17,992	41,907
Korea Petrochemical Ind Co. Ltd.(1)	128	18,309
Korea Real Estate Investment & Trust Co. Ltd.	3,951	7,234
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	519	38,477
Korea United Pharm, Inc.(1)	247	9,480
Korea Zinc Co. Ltd.	260	119,247
Korean Air Lines Co. Ltd.(1)	5,365	132,177
Korean Reinsurance Co.	3,944	31,846
KT Skylife Co. Ltd.	1,686	11,972
KTB Investment & Securities Co. Ltd.(1)	5,885	24,992
Kumho Petrochemical Co. Ltd.(1)	765	103,207
Kumho Tire Co., Inc.(1)	3,469	11,506
Kwang Dong Pharmaceutical Co. Ltd.	671	4,089
Kyobo Securities Co. Ltd.	138	872
Kyung Dong Navien Co. Ltd.	141	5,237
L&C Bio Co. Ltd.	334	8,871
L&F Co. Ltd.(1)	173	28,465
LB Semicon, Inc.(1)	1,686	15,822
LEENO Industrial, Inc.	353	53,310
LF Corp.	2,214	32,999
LG Chem Ltd.	632	299,912
LG Corp.	1,880	118,158
LG Display Co. Ltd., ADR(1)(2)	37,882	296,995
LG Electronics, Inc.	4,246	443,267
LG HelloVision Co. Ltd.	1,238	5,168
LG Household & Health Care Ltd.	200	158,689
47

Avantis Emerging Markets Equity Fund
	Shares	Value
LG Innotek Co. Ltd.	931	$257,005
LG Uplus Corp.	11,210	123,135
LIG Nex1 Co. Ltd.	595	33,954
Lock&Lock Co. Ltd.(1)	304	2,543
Lotte Chemical Corp.	477	87,911
Lotte Chilsung Beverage Co. Ltd.	222	30,525
Lotte Confectionery Co. Ltd.	107	10,313
Lotte Corp.	231	5,613
LOTTE Fine Chemical Co. Ltd.	810	53,886
Lotte Food Co. Ltd.	21	5,493
LOTTE Himart Co. Ltd.	116	2,253
Lotte Rental Co. Ltd.	1,482	47,119
Lotte Shopping Co. Ltd.	743	53,089
LS Corp.	813	33,179
LS Electric Co. Ltd.	817	29,454
Lutronic Corp.(1)	1,474	26,410
LVMC Holdings(1)	986	2,613
LX Hausys Ltd.	346	15,951
LX Holdings Corp.(1)	355	2,903
LX INTERNATIONAL Corp.	1,786	44,382
LX Semicon Co. Ltd.	992	95,285
Maeil Dairies Co. Ltd.	252	14,320
Mando Corp.	1,602	61,249
Mcnex Co. Ltd.	1,291	49,643
Medytox, Inc.(1)	163	16,616
MegaStudyEdu Co. Ltd.(1)	837	58,131
Meritz Financial Group, Inc.	3,092	95,076
Meritz Fire & Marine Insurance Co. Ltd.	4,008	137,743
Meritz Securities Co. Ltd.	25,487	124,809
Mirae Asset Life Insurance Co. Ltd.	2,237	7,631
Mirae Asset Securities Co. Ltd.	19,540	144,193
Miwon Commercial Co. Ltd.	26	4,100
Myoung Shin Industrial Co. Ltd.(1)	421	8,400
Namhae Chemical Corp.(1)	960	7,763
Namsun Aluminum Co. Ltd.(1)	4,341	8,538
Naturecell Co. Ltd.(1)	342	4,700
NAVER Corp.	1,483	395,156
NCSoft Corp.	141	52,233
Neowiz(1)	562	11,633
NEPES Corp.(1)	475	11,383
Netmarble Corp.	181	15,553
Nexen Tire Corp.(1)	3,291	17,325
Next Science Co. Ltd.(1)	807	11,612
NH Investment & Securities Co. Ltd.(1)	11,541	111,681
NHN Corp.(1)	938	28,009
NHN KCP Corp.(1)	1,223	24,057
NICE Holdings Co. Ltd.	1,626	22,658
NICE Information Service Co. Ltd.(1)	1,931	29,975
NKMax Co. Ltd.(1)	576	7,560
NongShim Co. Ltd.	108	27,652
OCI Co. Ltd.(1)	635	56,172
48

Avantis Emerging Markets Equity Fund
	Shares	Value
OliX Pharmaceuticals, Inc.(1)	206	$4,786
OptoElectronics Solutions Co. Ltd.	81	1,857
Orion Corp./Republic of Korea	639	48,899
Orion Holdings Corp.	494	5,824
Osstem Implant Co. Ltd.	576	47,854
Ottogi Corp.	71	25,617
Pan Ocean Co. Ltd.	10,087	55,664
Paradise Co. Ltd.(1)	1,512	21,091
Park Systems Corp.	72	7,189
Partron Co. Ltd.	1,926	18,544
Pearl Abyss Corp.(1)	642	51,490
PharmaResearch Co. Ltd.	223	16,349
PI Advanced Materials Co. Ltd.(1)	961	35,069
Poongsan Corp.	487	12,971
POSCO, ADR	6,681	396,317
POSCO Chemical Co. Ltd.	347	33,239
Posco ICT Co. Ltd.	844	4,064
Posco International Corp.	2,436	42,268
PSK, Inc.	308	12,289
Pulmuone Co. Ltd.	627	8,535
S&S Tech Corp.	452	10,614
S-1 Corp.	691	40,225
S-Oil Corp.	2,420	172,351
Samchully Co. Ltd.(1)	65	5,492
Samjin Pharmaceutical Co. Ltd.	249	5,255
Samsung Biologics Co. Ltd.(1)	164	106,691
Samsung C&T Corp.	1,542	142,412
Samsung Card Co. Ltd.	448	12,032
Samsung Electro-Mechanics Co. Ltd.	1,588	222,015
Samsung Electronics Co. Ltd., GDR	3,523	5,285,131
Samsung Engineering Co. Ltd.(1)	7,211	140,867
Samsung Fire & Marine Insurance Co. Ltd.	1,688	268,427
Samsung Heavy Industries Co. Ltd.(1)	16,989	82,818
Samsung Life Insurance Co. Ltd.	1,465	73,249
Samsung Pharmaceutical Co. Ltd.(1)	723	2,589
Samsung SDI Co. Ltd.	786	362,220
Samsung SDS Co. Ltd.	704	82,648
Samsung Securities Co. Ltd.	5,078	179,974
Samwha Capacitor Co. Ltd.	200	9,468
Samyang Corp.	176	7,605
Samyang Foods Co. Ltd.	395	28,898
Samyang Holdings Corp.	195	13,581
Sangsangin Co. Ltd.	4,184	32,651
SD Biosensor, Inc.	774	35,288
Seah Besteel Corp.	911	13,506
SeAH Steel Corp.	101	8,417
SeAH Steel Holdings Corp.	160	16,991
Sebang Global Battery Co. Ltd.	158	8,438
Seegene, Inc.	1,066	45,689
Seobu T&D	1,800	13,465
Seojin System Co. Ltd.(1)	515	14,676
49

Avantis Emerging Markets Equity Fund
	Shares	Value
Seoul Semiconductor Co. Ltd.(1)	725	$8,117
Seoul Viosys Co. Ltd.(1)	377	3,303
SFA Engineering Corp.	912	28,774
SFA Semicon Co. Ltd.(1)	2,124	11,657
Shin Poong Pharmaceutical Co. Ltd.(1)	78	2,278
Shinhan Financial Group Co. Ltd., ADR(2)	16,444	533,114
Shinsegae International, Inc.	26	3,312
Shinsegae, Inc.	531	116,548
Shinsung E&G Co. Ltd.(1)	2,421	3,487
Shinyoung Securities Co. Ltd.	132	6,939
SIMMTECH Co. Ltd.	2,012	90,325
SK Biopharmaceuticals Co. Ltd.(1)	226	16,042
SK Bioscience Co. Ltd.(1)	259	31,717
SK Chemicals Co. Ltd.	509	53,470
SK D&D Co. Ltd.	398	9,933
SK Discovery Co. Ltd.	345	11,688
SK Gas Ltd.	126	12,527
SK Hynix, Inc.	14,583	1,520,343
SK IE Technology Co. Ltd.(1)	232	24,095
SK Innovation Co. Ltd.(1)	1,073	181,140
SK Networks Co. Ltd.	11,687	43,121
SK Securities Co. Ltd.(1)	31,975	23,889
SK Telecom Co. Ltd., ADR	5,221	130,890
SK, Inc.	1,039	198,459
SKC Co. Ltd.	731	85,011
SL Corp.(1)	1,283	25,576
SM Entertainment Co. Ltd.	586	36,643
SNT Motiv Co. Ltd.	434	15,692
SOLUM Co. Ltd.(1)	448	8,541
Songwon Industrial Co. Ltd.	1,219	20,811
Soulbrain Co. Ltd.	82	15,657
Soulbrain Holdings Co., Ltd.	101	2,432
SPC Samlip Co. Ltd.(1)	100	7,031
ST Pharm Co. Ltd.	132	11,007
STIC Investments, Inc.	700	5,988
Studio Dragon Corp.(1)	147	10,518
Suheung Co. Ltd.	280	9,032
Taeyoung Engineering & Construction Co. Ltd.	1,144	9,446
TES Co. Ltd.	1,403	29,945
Tesna, Inc.	851	31,623
TK Corp.(1)	771	6,823
Tokai Carbon Korea Co. Ltd.	90	8,889
Tongyang Life Insurance Co. Ltd.	4,796	24,626
Tongyang, Inc.(1)	3,527	4,147
Toptec Co. Ltd.(1)	247	1,682
TSE Co. Ltd.	162	8,575
TY Holdings Co. Ltd.(1)	1,322	30,141
Unid Co. Ltd.	507	36,974
Unison Co. Ltd.(1)	4,003	8,852
UniTest, Inc.(1)	329	7,269
Value Added Technology Co. Ltd.(1)	1,055	32,337
50

Avantis Emerging Markets Equity Fund
	Shares	Value
Vaxcell-Bio Therapeutics Co. Ltd.(1)	86	$2,479
Vidente Co. Ltd.(1)	1,697	23,373
Vieworks Co. Ltd.	344	11,074
Webzen, Inc.(1)	493	9,594
Wemade Co. Ltd.	705	65,440
Winix, Inc.	383	5,898
WiSoL Co. Ltd.	935	8,396
Wonik Holdings Co. Ltd.(1)	908	3,458
WONIK IPS Co. Ltd.	1,371	41,394
Wonik Materials Co. Ltd.	174	5,120
Wonik QnC Corp.(1)	715	15,391
Woongjin Thinkbig Co. Ltd.	2,317	5,544
Woori Financial Group, Inc.	30,746	367,771
Woori Investment Bank Co. Ltd.	18,555	13,460
Woori Technology Investment Co. Ltd.(1)	6,780	48,559
Wysiwyg Studios Co. Ltd.(1)	834	25,141
Youngone Corp.(1)	1,635	58,147
Youngone Holdings Co. Ltd.(1)	191	7,410
Yuanta Securities Korea Co. Ltd.(1)	8,160	24,252
Yuhan Corp.	728	35,372
Zinus, Inc.(1)	287	18,017
		27,925,149
Taiwan — 18.6%
Abico Avy Co. Ltd.	6,020	5,480
Ability Enterprise Co. Ltd.(1)	22,000	22,148
AcBel Polytech, Inc.	24,000	28,959
Accton Technology Corp.	5,000	45,343
Acer, Inc.(2)	187,000	194,074
ACES Electronic Co. Ltd.	7,514	13,980
Acter Group Corp. Ltd.	5,000	39,475
ADATA Technology Co. Ltd.	9,000	30,281
Advanced Analog Technology, Inc.	2,000	5,140
Advanced International Multitech Co. Ltd.	5,000	15,238
Advanced Power Electronics Corp.	6,000	22,058
Advantech Co. Ltd.	6,099	80,315
AGV Products Corp.(1)	14,000	5,445
Airmate Cayman International Co. Ltd.	1,060	794
Airtac International Group	1,046	34,792
Alchip Technologies Ltd.	4,000	156,270
Alcor Micro Corp.(1)	4,000	7,605
Allied Circuit Co. Ltd.(2)	2,000	13,659
Allis Electric Co. Ltd.	2,205	1,869
Alltek Technology Corp.	7,420	9,063
Alltop Technology Co. Ltd.	3,500	23,148
Alpha Networks, Inc.	5,773	6,377
Altek Corp.	7,000	11,006
Ampire Co. Ltd.	2,000	1,866
AMPOC Far-East Co. Ltd.	2,000	2,882
AmTRAN Technology Co. Ltd.	50,292	29,120
Anji Technology Co. Ltd.	5,000	8,728
Anpec Electronics Corp.	5,000	40,632
51

Avantis Emerging Markets Equity Fund
	Shares	Value
Apacer Technology, Inc.	1,000	$1,788
APAQ Technology Co. Ltd.	3,000	6,042
APCB, Inc.	2,000	1,478
Apex International Co. Ltd.	14,000	50,461
Arcadyan Technology Corp.	7,000	28,994
Ardentec Corp.	40,000	73,308
Argosy Research, Inc.	4,155	16,136
ASE Technology Holding Co. Ltd., ADR	42,013	303,754
Asia Cement Corp.	69,000	111,522
Asia Optical Co., Inc.(1)	2,000	5,865
Asia Pacific Telecom Co. Ltd.(1)	28,621	8,180
Asia Polymer Corp.	25,353	33,590
Asia Vital Components Co. Ltd.	22,000	87,962
ASolid Technology Co. Ltd.	2,000	10,087
ASROCK, Inc.	2,000	16,353
Asustek Computer, Inc.	13,000	173,426
Aten International Co. Ltd.	2,000	5,784
AU Optronics Corp.(2)	341,800	255,898
Audix Corp.(1)	1,000	2,063
AURAS Technology Co. Ltd.	5,000	46,353
Avermedia Technologies(1)	8,800	8,646
Bank of Kaohsiung Co. Ltd.	4,305	2,078
Basso Industry Corp.	3,000	4,445
BenQ Materials Corp.	17,000	20,671
BES Engineering Corp.	89,000	28,166
Bin Chuan Enterprise Co. Ltd.	2,000	1,623
Bizlink Holding, Inc.	4,000	43,313
Brighton-Best International Taiwan, Inc.	31,000	44,373
C Sun Manufacturing Ltd.	7,140	12,505
Capital Securities Corp.	98,000	55,454
Career Technology MFG. Co. Ltd.(1)	23,020	19,692
Catcher Technology Co. Ltd.	23,000	118,055
Cathay Financial Holding Co. Ltd.	236,000	530,678
Cayman Engley Industrial Co. Ltd.	2,000	5,652
Central Reinsurance Co. Ltd.	10,000	10,339
Century Iron & Steel Industrial Co. Ltd.	7,000	27,374
Chailease Holding Co. Ltd.	1,092	9,910
ChainQui Construction Development Co. Ltd.	2,200	1,406
Champion Building Materials Co. Ltd.(1)	25,000	9,963
Champion Microelectronic Corp.	4,000	11,328
Chang Hwa Commercial Bank Ltd.	175,482	111,411
Chang Wah Electromaterials, Inc.	16,000	21,797
Chang Wah Technology Co. Ltd.	1,000	3,622
Channel Well Technology Co. Ltd.	2,000	2,811
Charoen Pokphand Enterprise	11,000	33,285
CHC Healthcare Group	1,000	1,402
Chen Full International Co. Ltd.	4,000	5,751
Cheng Loong Corp.	23,000	28,384
Cheng Mei Materials Technology Corp.(1)	48,000	22,904
Cheng Shin Rubber Industry Co. Ltd.	47,000	60,127
Cheng Uei Precision Industry Co. Ltd.	21,000	28,855
52

Avantis Emerging Markets Equity Fund
	Shares	Value
Chia Chang Co. Ltd.	5,000	$8,668
Chia Hsin Cement Corp.	2,000	1,502
Chicony Electronics Co. Ltd.	28,000	90,067
Chicony Power Technology Co. Ltd.	4,000	11,362
Chin-Poon Industrial Co. Ltd.	22,000	28,709
China Airlines Ltd.(1)(2)	180,000	183,534
China Bills Finance Corp.	46,000	28,055
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,579
China Development Financial Holding Corp., Preference Shares(1)	80,081	26,622
China Development Financial Holding Corp.	676,760	463,455
China Electric Manufacturing Corp.	28,000	17,075
China General Plastics Corp.	26,805	33,363
China Man-Made Fiber Corp.	82,000	28,462
China Metal Products	1,000	1,284
China Motor Corp.	17,000	37,954
China Petrochemical Development Corp.(1)	107,690	46,524
China Steel Chemical Corp.	2,000	8,603
China Steel Corp.	206,000	267,873
Chinese Maritime Transport Ltd.	7,000	14,014
Ching Feng Home Fashions Co. Ltd.	1,000	654
Chipbond Technology Corp.	32,000	79,624
ChipMOS Technologies, Inc.	39,000	73,663
Chlitina Holding Ltd.	4,000	30,161
Chong Hong Construction Co. Ltd.	2,000	5,465
Chroma ATE, Inc.	1,000	6,809
Chung Hung Steel Corp.	32,000	47,521
Chung Hwa Chemical Industrial Works Ltd.(1)	6,000	8,507
Chung Hwa Pulp Corp.(1)	19,000	15,332
Chung-Hsin Electric & Machinery Manufacturing Corp.	18,000	27,064
Chunghwa Telecom Co. Ltd., ADR(2)	9,721	433,654
Cleanaway Co. Ltd.	6,000	45,600
Clevo Co.	25,000	27,558
CMC Magnetics Corp.(1)	62,000	24,390
Co-Tech Development Corp.	1,000	2,718
Compal Electronics, Inc.	266,000	242,329
Compeq Manufacturing Co. Ltd.	67,000	116,102
Concord International Securities Co. Ltd.	13,000	7,659
Concord Securities Co. Ltd.	40,028	19,275
Concraft Holding Co. Ltd.	3,000	3,000
Continental Holdings Corp.	25,000	21,042
Contrel Technology Co. Ltd.	13,000	9,028
Coretronic Corp.	21,000	53,817
CTBC Financial Holding Co. Ltd.	664,000	649,045
CTCI Corp.	49,000	72,119
CviLux Corp.	4,000	7,046
CyberTAN Technology, Inc.	25,000	22,213
DA CIN Construction Co. Ltd.	6,000	7,082
Darfon Electronics Corp.	12,000	19,619
Darwin Precisions Corp.(1)	23,000	10,649
Daxin Materials Corp.	6,000	25,856
Delta Electronics, Inc.	17,000	151,506
53

Avantis Emerging Markets Equity Fund
	Shares	Value
Depo Auto Parts Ind Co. Ltd.	3,000	$6,297
Dimerco Express Corp.	8,240	29,959
DONPON PRECISION, Inc.	10,000	8,030
Dr Wu Skincare Co. Ltd.	3,000	10,662
Dyaco International, Inc.	1,000	1,689
Dynamic Electronics Co. Ltd.	27,274	24,440
Dynapack International Technology Corp.	9,000	32,195
E Ink Holdings, Inc.	1,000	5,389
E-LIFE MALL Corp.	1,000	2,962
E.Sun Financial Holding Co. Ltd.	180,076	190,350
Eastern Media International Corp.(1)	14,250	16,802
Eclat Textile Co. Ltd.	1,000	20,728
Edom Technology Co. Ltd.	16,900	22,556
eGalax_eMPIA Technology, Inc.	2,060	6,159
Egis Technology, Inc.	2,000	7,502
Elan Microelectronics Corp.	12,000	71,268
Elite Advanced Laser Corp.	8,000	14,676
Elite Material Co. Ltd.	17,000	166,706
Elite Semiconductor Microelectronics Technology, Inc.	18,000	94,773
Elitegroup Computer Systems Co. Ltd.	3,000	2,123
eMemory Technology, Inc.	2,000	134,974
ENE Technology, Inc.(1)	5,000	7,966
ENNOSTAR, Inc.(1)	31,325	89,909
Eson Precision Ind Co. Ltd.	1,000	2,144
Eternal Materials Co. Ltd.	18,000	23,398
Eva Airways Corp.(1)(2)	143,000	168,448
Evergreen International Storage & Transport Corp.	36,000	49,040
Evergreen Marine Corp. Taiwan Ltd.	97,000	509,566
Everlight Chemical Industrial Corp.	26,000	24,182
Everlight Electronics Co. Ltd.	26,000	46,829
Excellence Opto, Inc.	2,000	2,087
Excelliance Mos Corp.	2,000	13,512
Excelsior Medical Co. Ltd.	3,000	6,338
Far Eastern Department Stores Ltd.	15,000	11,418
Far Eastern International Bank	113,883	45,313
Far Eastern New Century Corp.	117,000	124,025
Far EasTone Telecommunications Co. Ltd.(1)	79,000	195,393
Faraday Technology Corp.	14,000	140,296
Farglory F T Z Investment Holding Co. Ltd.	10,000	22,440
Farglory Land Development Co. Ltd.	9,000	19,690
Federal Corp.	9,000	8,794
Feedback Technology Corp.	3,000	9,163
Feng Hsin Steel Co. Ltd.	12,000	36,191
Feng TAY Enterprise Co. Ltd.	1,200	8,945
Firich Enterprises Co. Ltd.(1)	9,000	10,377
First Financial Holding Co. Ltd.	110,410	101,659
First Steamship Co. Ltd.(1)	28,350	12,813
FIT Holding Co. Ltd.	9,000	9,976
Fitipower Integrated Technology, Inc.	5,451	44,216
Fittech Co. Ltd.	5,000	36,243
FLEXium Interconnect, Inc.(1)	12,000	40,964
54

Avantis Emerging Markets Equity Fund
	Shares	Value
Flytech Technology Co. Ltd.	10,000	$26,444
FocalTech Systems Co. Ltd.(2)	8,900	49,374
Forcecon Tech Co. Ltd.	3,559	10,291
Formosa Advanced Technologies Co. Ltd.	5,000	7,141
Formosa Chemicals & Fibre Corp.	44,000	124,743
Formosa International Hotels Corp.	4,000	25,560
Formosa Laboratories, Inc.(1)	4,000	8,236
Formosa Optical Technology Co. Ltd.	1,000	2,181
Formosa Petrochemical Corp.	10,000	35,176
Formosa Plastics Corp.	104,000	392,706
Formosa Sumco Technology Corp.	2,000	18,609
Formosa Taffeta Co. Ltd.	29,000	29,605
Formosan Rubber Group, Inc.	13,000	10,288
Formosan Union Chemical	30,000	30,307
Founding Construction & Development Co. Ltd.	2,000	1,382
Foxconn Technology Co. Ltd.	46,000	105,881
Foxsemicon Integrated Technology, Inc.	5,000	39,258
Franbo Lines Corp.(1)	10,698	10,250
FSP Technology, Inc.	5,000	7,996
Fubon Financial Holding Co. Ltd.	237,364	640,898
Fulgent Sun International Holding Co. Ltd.	3,042	12,855
Full Wang International Development Co. Ltd.	2,000	1,280
Fulltech Fiber Glass Corp.(1)	14,000	7,791
Fusheng Precision Co. Ltd.	2,000	14,112
G Shank Enterprise Co. Ltd.	9,000	18,551
Gallant Precision Machining Co. Ltd.	7,000	7,665
Gamania Digital Entertainment Co. Ltd.	11,000	25,017
GEM Services, Inc.	3,000	9,979
Gemtek Technology Corp.	16,000	18,489
General Interface Solution Holding Ltd.	10,000	32,539
Generalplus Technology, Inc.	4,000	10,003
Genius Electronic Optical Co. Ltd.	4,000	66,161
Getac Holdings Corp.	12,000	25,356
Giant Manufacturing Co. Ltd.	6,000	62,291
Gigabyte Technology Co. Ltd.	25,000	128,105
Ginko International Co. Ltd.	3,100	30,660
Global Brands Manufacture Ltd.(1)	23,200	29,980
Global Lighting Technologies, Inc.	5,000	13,179
Global Mixed Mode Technology, Inc.	4,000	34,618
Global PMX Co. Ltd.	4,000	23,271
Global Unichip Corp.	5,000	82,953
Globalwafers Co. Ltd.	2,000	49,505
Globe Union Industrial Corp.	2,000	1,052
Gloria Material Technology Corp.	2,000	1,723
Gold Circuit Electronics Ltd.	29,000	84,987
Goldsun Building Materials Co. Ltd.	60,990	57,872
Gourmet Master Co. Ltd.	3,000	12,269
Grand Fortune Securities Co. Ltd.	9,391	6,746
Grand Pacific Petrochemical	51,000	52,309
Grand Process Technology Corp.	1,000	11,493
Grape King Bio Ltd.	6,000	32,539
55

Avantis Emerging Markets Equity Fund
	Shares	Value
Great Tree Pharmacy Co. Ltd.	2,594	$25,073
Great Wall Enterprise Co. Ltd.	16,480	31,988
Greatek Electronics, Inc.	23,000	60,197
Group Up Industrial Co. Ltd.	3,000	9,255
GTM Holdings Corp.	2,000	1,922
Hai Kwang Enterprise Corp.	12,000	14,300
Hannstar Board Corp.	20,301	32,747
HannStar Display Corp.(2)	94,000	54,215
HannsTouch Solution, Inc.	53,000	26,552
Harmony Electronics Corp.	5,000	8,728
Harvatek Corp.	11,000	9,804
Heran Co. Ltd.	2,000	8,708
Highlight Tech Corp.(1)	7,000	13,503
Highwealth Construction Corp.	1,100	1,927
Hiroca Holdings Ltd.	4,000	8,383
Hitron Technology, Inc.(1)	3,000	2,222
Hiwin Technologies Corp.	8,122	77,545
Ho Tung Chemical Corp.	81,000	30,805
Hocheng Corp.	27,000	14,469
Hold-Key Electric Wire & Cable Co. Ltd.(1)	7,200	3,452
Holiday Entertainment Co. Ltd.	1,000	2,170
Holtek Semiconductor, Inc.	13,000	50,789
Holy Stone Enterprise Co. Ltd.	7,000	29,486
Hon Hai Precision Industry Co. Ltd.	314,000	1,166,371
Hong Pu Real Estate Development Co. Ltd.	2,000	1,614
Hong YI Fiber Industry Co.	2,000	1,740
Horizon Securities Co. Ltd.	18,000	10,174
Hota Industrial Manufacturing Co. Ltd.	2,147	6,136
Hotai Finance Co. Ltd.	9,000	39,996
Hotai Motor Co. Ltd.	9,000	203,773
Hsing TA Cement Co.	2,000	1,422
HTC Corp.(1)	9,000	18,934
Hu Lane Associate, Inc.	4,025	18,119
Hua Nan Financial Holdings Co. Ltd.	172,097	136,461
Huaku Development Co. Ltd.	9,000	29,216
Huang Hsiang Construction Corp.	1,000	1,488
Hung Ching Development & Construction Co. Ltd.	2,000	2,198
Hung Sheng Construction Ltd.	16,920	14,919
Hycon Technology Corp.	2,100	11,073
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,533
IBF Financial Holdings Co. Ltd.	49,085	27,779
Ichia Technologies, Inc.	16,000	9,428
IEI Integration Corp.	3,000	4,997
Infortrend Technology, Inc.(1)	23,000	13,121
Innolux Corp.(2)	279,000	169,775
Inpaq Technology Co. Ltd.(1)	5,000	10,944
Integrated Service Technology, Inc.	5,000	8,646
International CSRC Investment Holdings Co.	60,000	55,034
International Games System Co. Ltd.	3,000	74,149
Inventec Corp.	157,000	144,989
ITE Technology, Inc.(1)	10,000	39,221
56

Avantis Emerging Markets Equity Fund
	Shares	Value
ITEQ Corp.	15,000	$70,006
Jarllytec Co. Ltd.	3,000	8,021
Jess-Link Products Co. Ltd.(1)	10,000	16,648
Jih Lin Technology Co. Ltd.	2,000	7,023
Joinsoon Electronics Manufacturing Co. Ltd.(1)	10,000	9,287
K Laser Technology, Inc.	2,000	1,773
Kaimei Electronic Corp.	3,000	9,576
Kaori Heat Treatment Co. Ltd.	8,000	14,308
KEE TAI Properties Co. Ltd.	42,000	18,559
Kenda Rubber Industrial Co. Ltd.	17,040	18,388
Kenmec Mechanical Engineering Co. Ltd.(1)	2,000	1,852
Kerry TJ Logistics Co. Ltd.	8,000	12,353
Kindom Development Co. Ltd.	26,400	35,204
King Yuan Electronics Co. Ltd.	51,000	80,344
King's Town Bank Co. Ltd.	52,000	75,137
Kinik Co.	12,000	46,078
Kinpo Electronics	53,000	29,238
Kinsus Interconnect Technology Corp.	17,000	141,445
KMC Kuei Meng International, Inc.	2,000	13,840
KNH Enterprise Co. Ltd.	4,000	3,341
KS Terminals, Inc.	1,000	3,291
Kung Long Batteries Industrial Co. Ltd.	2,000	9,794
Kung Sing Engineering Corp.	4,400	1,285
Kuo Toong International Co. Ltd.	13,000	9,479
Kuo Yang Construction Co. Ltd.	4,545	3,784
L&K Engineering Co. Ltd.	5,000	5,639
LandMark Optoelectronics Corp.	3,000	19,583
Lanner Electronics, Inc.	3,000	5,656
Largan Precision Co. Ltd.	2,000	145,346
Leadtek Research, Inc.(1)	4,000	10,010
Lealea Enterprise Co. Ltd.(1)	23,000	8,837
Lelon Electronics Corp.	2,000	4,952
Lemtech Holdings Co. Ltd.	2,299	14,241
Li Peng Enterprise Co. Ltd.(1)	34,000	11,712
Lian HWA Food Corp.	4,400	11,737
Lien Hwa Industrial Holdings Corp.	1,276	3,064
Lingsen Precision Industries Ltd.(1)	15,000	12,830
Lite-On Technology Corp.	55,000	135,238
Long Da Construction & Development Corp.	2,000	1,649
Longchen Paper & Packaging Co. Ltd.	27,591	21,497
Lotes Co. Ltd.	4,038	104,878
Lotus Pharmaceutical Co. Ltd.	3,000	12,093
Lucky Cement Corp.	9,000	3,601
Lumax International Corp. Ltd.	1,000	2,630
Lung Yen Life Service Corp.	3,000	4,655
Macauto Industrial Co. Ltd.	2,000	5,421
Machvision, Inc.	2,000	15,736
Macroblock, Inc.	3,000	19,412
Macronix International Co. Ltd.	77,000	121,891
MacroWell OMG Digital Entertainment Co. Ltd.	3,000	18,762
Marketech International Corp.	6,000	32,293
57

Avantis Emerging Markets Equity Fund
	Shares	Value
Materials Analysis Technology, Inc.	3,000	$15,605
MediaTek, Inc.	15,000	592,737
Mega Financial Holding Co. Ltd.	168,000	226,397
Megaforce Co. Ltd.	9,000	7,605
Meiloon Industrial Co.	2,000	2,270
Mercuries & Associates Holding Ltd.	10,400	7,937
Mercuries Life Insurance Co. Ltd.(1)	66,485	21,197
Merida Industry Co. Ltd.	4,000	40,740
Merry Electronics Co. Ltd.	3,000	8,804
Micro-Star International Co. Ltd.	17,000	95,825
MIN AIK Technology Co. Ltd.(1)	12,000	9,638
Mitac Holdings Corp.	57,840	69,919
Mobiletron Electronics Co. Ltd.(1)	1,000	2,115
momo.com, Inc.	1,300	46,279
MOSA Industrial Corp.	8,000	10,834
MPI Corp.	4,000	15,425
Namchow Holdings Co. Ltd.	5,000	8,770
Nan Liu Enterprise Co. Ltd.	1,000	4,078
Nan Pao Resins Chemical Co. Ltd.	1,000	4,815
Nan Ren Lake Leisure Amusement Co. Ltd.	2,000	1,075
Nan Ya Plastics Corp.	97,000	305,938
Nan Ya Printed Circuit Board Corp.	8,000	153,197
Nantex Industry Co. Ltd.	11,000	29,301
Nanya Technology Corp.	45,000	126,018
Nichidenbo Corp.	7,000	13,255
Nien Made Enterprise Co. Ltd.	5,000	64,819
Niko Semiconductor Co. Ltd.	4,000	9,815
Nishoku Technology, Inc.	2,000	6,214
Novatek Microelectronics Corp.	26,000	431,040
Nyquest Technology Co. Ltd.	2,000	10,714
O-Bank Co. Ltd.	21,000	6,646
O-TA Precision Industry Co. Ltd.	3,000	15,572
Ocean Plastics Co. Ltd.	9,000	10,919
OptoTech Corp.	38,000	72,303
Orient Semiconductor Electronics Ltd.(1)	52,000	42,947
Oriental Union Chemical Corp.(1)	36,000	28,106
P-Two Industries, Inc.	5,000	8,009
Pacific Hospital Supply Co. Ltd.	3,000	7,784
PADAUK Technology Co. Ltd.	2,200	11,551
Pan Jit International, Inc.	9,000	33,100
Pan-International Industrial Corp.	21,000	28,295
Parade Technologies Ltd.	1,000	69,042
PChome Online, Inc.	6,000	24,513
Pegatron Corp.	92,000	228,027
Pegavision Corp.	2,000	31,558
PharmaEngine, Inc.	8,000	22,404
Phihong Technology Co. Ltd.(1)	14,000	22,923
Phison Electronics Corp.	2,000	37,004
Phoenix Silicon International Corp.	6,169	11,133
Pixart Imaging, Inc.	4,000	19,352
Plotech Co. Ltd.(1)	1,800	1,798
58

Avantis Emerging Markets Equity Fund
	Shares	Value
Pou Chen Corp.	116,000	$133,773
Power Wind Health Industry, Inc.	1,050	5,058
Powertech Technology, Inc.	36,000	122,110
Powertip Technology Corp.(1)	14,000	6,811
Poya International Co. Ltd.	3,030	43,906
President Chain Store Corp.(1)	18,000	168,201
President Securities Corp.	30,451	23,550
Prince Housing & Development Corp.	60,000	29,663
Promate Electronic Co. Ltd.	9,000	14,030
Prosperity Dielectrics Co. Ltd.	3,000	6,058
Qisda Corp.	59,000	65,206
Qualipoly Chemical Corp.	4,000	6,639
Quang Viet Enterprise Co. Ltd.	1,000	4,287
Quanta Computer, Inc.	32,000	107,005
Quanta Storage, Inc.	5,000	7,954
Radiant Opto-Electronics Corp.	13,000	47,006
Radium Life Tech Co. Ltd.	21,000	7,932
Realtek Semiconductor Corp.	22,000	362,735
Rechi Precision Co. Ltd.	12,000	7,955
Rexon Industrial Corp. Ltd.	4,000	6,162
Rich Development Co. Ltd.	21,000	6,874
RiTdisplay Corp.	4,000	9,453
Ritek Corp.(1)	16,000	5,436
Roo Hsing Co. Ltd.(1)	3,000	713
Ruentex Development Co. Ltd.	55,800	144,077
Ruentex Engineering & Construction Co.	5,480	27,351
Ruentex Industries Ltd.	24,400	101,508
Ruentex Materials Co. Ltd.	1,000	1,030
Sampo Corp.	9,000	10,070
San Fang Chemical Industry Co. Ltd.	2,000	1,474
San Far Property Ltd.	2,316	1,168
San Shing Fastech Corp.	3,000	6,140
Sanyang Motor Co. Ltd.	12,000	12,163
SCI Pharmtech, Inc.	1,200	3,877
Scientech Corp.	5,000	15,948
SDI Corp.	1,000	4,779
Sensortek Technology Corp.	1,000	15,727
Shan-Loong Transportation Co. Ltd.	2,000	2,705
Shanghai Commercial & Savings Bank Ltd. (The)	143,000	235,556
Sheng Yu Steel Co. Ltd.	2,000	2,282
ShenMao Technology, Inc.	2,000	5,063
Shih Her Technologies, Inc.	6,000	15,476
Shih Wei Navigation Co. Ltd.(1)	8,000	12,974
Shihlin Paper Corp.(1)	9,000	20,042
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	15,957
Shin Kong Financial Holding Co. Ltd.	520,852	211,223
Shin Zu Shing Co. Ltd.	8,123	26,388
Shining Building Business Co. Ltd.(1)	22,000	8,319
Shinkong Insurance Co. Ltd.	5,000	8,513
Shinkong Synthetic Fibers Corp.	67,000	49,000
Shiny Chemical Industrial Co. Ltd.	2,222	15,006
59

Avantis Emerging Markets Equity Fund
	Shares	Value
ShunSin Technology Holding Ltd.	2,000	$5,939
Shuttle, Inc.(1)	27,000	13,205
Sigurd Microelectronics Corp.	31,000	63,687
Silergy Corp.	1,000	133,251
Silicon Integrated Systems Corp.(2)	43,600	35,220
Silicon Optronics, Inc.	5,000	19,166
Simplo Technology Co. Ltd.	10,000	112,217
Sincere Navigation Corp.	12,000	12,251
Singatron Enterprise Co. Ltd.	8,000	7,596
Sino-American Silicon Products, Inc.	26,000	170,981
Sinon Corp.	39,000	45,196
SinoPac Financial Holdings Co. Ltd.	564,000	346,330
Sinyi Realty, Inc.	6,000	7,284
Sirtec International Co. Ltd.	1,000	961
Sitronix Technology Corp.(2)	8,000	84,758
Siward Crystal Technology Co. Ltd.	2,000	2,329
Soft-World International Corp.	2,000	6,670
Solar Applied Materials Technology Corp.	12,547	23,478
Solomon Technology Corp.	9,000	7,269
Solteam, Inc.	5,000	14,552
Sonix Technology Co. Ltd.	12,000	37,874
Speed Tech Corp.	7,000	17,006
Sporton International, Inc.	1,050	7,559
St Shine Optical Co. Ltd.	2,000	20,686
Standard Chemical & Pharmaceutical Co. Ltd.	7,000	10,804
Standard Foods Corp.	6,000	10,896
Star Comgistic Capital Co. Ltd.	4,000	3,901
Stark Technology, Inc.	3,000	9,177
Sunjuice Holdings Co. Ltd.	1,000	11,229
Sunny Friend Environmental Technology Co. Ltd.	2,000	14,230
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,630
Sunrex Technology Corp.	5,000	7,326
Superior Plating Technology Co. Ltd.	3,000	7,448
Supreme Electronics Co. Ltd.	7,739	14,861
Sweeten Real Estate Development Co. Ltd.	2,160	2,084
Symtek Automation Asia Co. Ltd.	2,000	8,230
Syncmold Enterprise Corp.	6,000	14,624
Synnex Technology International Corp.	23,000	59,546
Systex Corp.	4,000	11,793
T3EX Global Holdings Corp.	10,121	48,853
TA Chen Stainless Pipe(1)	75,741	144,805
Ta Ya Electric Wire & Cable	17,164	14,339
TA-I Technology Co. Ltd.	3,000	6,549
Tah Hsin Industrial Corp.(1)	2,145	6,450
Tai Tung Communication Co. Ltd.(1)	12,000	7,749
Tai-Saw Technology Co. Ltd.(1)	2,000	2,310
Taichung Commercial Bank Co. Ltd.	188,538	90,443
TaiDoc Technology Corp.	4,000	25,786
Taiflex Scientific Co. Ltd.	4,000	6,571
Tainan Spinning Co. Ltd.	33,000	27,714
Taishin Financial Holding Co. Ltd.	485,391	340,174
60

Avantis Emerging Markets Equity Fund
	Shares	Value
Taisun Enterprise Co. Ltd.	2,000	$1,997
Taita Chemical Co. Ltd.	8,899	10,518
Taitien Electronics Co. Ltd.	5,000	6,149
Taiwan Business Bank	336,085	133,787
Taiwan Cement Corp.	86,150	146,250
Taiwan Cogeneration Corp.	19,000	25,151
Taiwan Cooperative Financial Holding Co. Ltd.	158,691	150,548
Taiwan FamilyMart Co. Ltd.	1,000	7,939
Taiwan Fertilizer Co. Ltd.	39,000	95,916
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,463
Taiwan FU Hsing Industrial Co. Ltd.	4,000	6,016
Taiwan Glass Industry Corp.	42,000	34,952
Taiwan High Speed Rail Corp.	90,000	95,253
Taiwan Hon Chuan Enterprise Co. Ltd.	15,000	40,398
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	4,357
Taiwan Land Development Corp.(1)	21,000	2,361
Taiwan Mobile Co. Ltd.	44,000	162,707
Taiwan Navigation Co. Ltd.	11,000	15,067
Taiwan Paiho Ltd.	10,000	28,159
Taiwan PCB Techvest Co. Ltd.	20,000	36,848
Taiwan Sakura Corp.	4,000	9,614
Taiwan Secom Co. Ltd.	7,000	25,699
Taiwan Semiconductor Co. Ltd.	15,000	37,077
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	64,028	6,851,636
Taiwan Shin Kong Security Co. Ltd.	1,010	1,420
Taiwan Styrene Monomer	2,000	1,237
Taiwan Surface Mounting Technology Corp.	16,000	67,510
Taiwan TEA Corp.(1)	29,000	22,277
Taiwan Union Technology Corp.	9,000	27,886
Taiyen Biotech Co. Ltd.	6,000	7,190
Tatung Co. Ltd.(1)	2,000	2,257
TCI Co. Ltd.	2,000	14,025
Te Chang Construction Co. Ltd.	1,000	1,097
Teco Electric and Machinery Co. Ltd.	71,000	76,692
Tera Autotech Corp.	1,081	774
Test Research, Inc.	13,000	29,169
Test Rite International Co. Ltd.	2,000	1,544
Tex-Ray Industrial Co. Ltd.	12,000	6,465
Thinking Electronic Industrial Co. Ltd.	2,000	10,057
Thye Ming Industrial Co. Ltd.(1)	800	1,097
Ton Yi Industrial Corp.	20,000	10,484
Tong Yang Industry Co. Ltd.	23,000	26,860
Tong-Tai Machine & Tool Co. Ltd.(1)	2,000	1,206
Top Union Electronics Corp.	8,000	7,380
Topco Scientific Co. Ltd.	14,000	86,718
Topoint Technology Co. Ltd.	7,000	9,769
TPK Holding Co. Ltd.	23,000	31,867
Transcend Information, Inc.	3,000	7,609
Tripod Technology Corp.	17,000	77,942
Tsann Kuen Enterprise Co. Ltd.	12,000	15,612
TSC Auto ID Technology Co. Ltd.	1,000	7,202
61

Avantis Emerging Markets Equity Fund
	Shares	Value
TSRC Corp.	14,000	$17,755
Ttet Union Corp.	2,000	11,040
TTY Biopharm Co. Ltd.	10,000	24,424
Tul Corp.	3,000	16,870
Tung Ho Steel Enterprise Corp.(1)	20,770	52,316
TXC Corp.	19,000	66,416
TYC Brother Industrial Co. Ltd.	10,000	6,666
Tyntek Corp.	3,000	2,859
U-Ming Marine Transport Corp.	12,000	26,289
U-Tech Media Corp.	13,000	8,626
Ultra Chip, Inc.	3,000	20,443
Uni-President Enterprises Corp.	86,000	206,907
Unimicron Technology Corp.	30,000	278,934
Union Bank of Taiwan(1)	41,960	20,701
Union Insurance Co. Ltd.	2,100	1,466
Unitech Computer Co. Ltd.	10,000	12,600
Unitech Printed Circuit Board Corp.(1)	12,000	7,802
United Integrated Services Co. Ltd.	6,000	37,985
United Microelectronics Corp.(1)(2)	380,000	716,053
United Renewable Energy Co. Ltd.(1)	6,285	4,660
Univacco Technology, Inc.	2,000	2,029
Universal Cement Corp.	15,000	11,507
Unizyx Holding Corp.(1)	30,000	34,776
UPC Technology Corp.	28,000	21,184
Userjoy Technology Co. Ltd.	4,000	12,256
USI Corp.	47,000	48,205
Utechzone Co. Ltd.	6,000	20,833
Vanguard International Semiconductor Corp.(2)	46,000	208,765
Ventec International Group Co. Ltd.	2,000	8,548
Visual Photonics Epitaxy Co. Ltd.	9,000	36,610
Voltronic Power Technology Corp.	1,000	51,933
Wafer Works Corp.	8,000	21,032
Wah Lee Industrial Corp.	12,100	46,300
Walsin Lihwa Corp.	111,000	112,254
Walsin Technology Corp.(1)	10,000	52,968
Walton Advanced Engineering, Inc.(1)	12,000	7,535
Wan Hai Lines Ltd.(2)	25,900	176,417
Wei Chuan Foods Corp.	9,000	6,966
Weikeng Industrial Co. Ltd.	36,000	39,888
Well Shin Technology Co. Ltd.	5,000	8,494
Weltrend Semiconductor	2,000	6,468
Wholetech System Hitech Ltd.	6,000	11,280
Win Semiconductors Corp.	9,000	98,530
Winbond Electronics Corp.	92,000	110,795
Winstek Semiconductor Co. Ltd.	2,000	2,231
WinWay Technology Co. Ltd.	2,000	26,684
Wisdom Marine Lines Co. Ltd.	24,047	78,233
Wistron Corp.(2)	157,000	165,457
Wistron Information Technology & Services Corp.	2,000	6,178
Wistron NeWeb Corp.	25,000	63,678
Wiwynn Corp.	1,000	35,716
62

Avantis Emerging Markets Equity Fund
	Shares	Value
Wowprime Corp.	4,000	$19,615
WPG Holdings Ltd.	46,000	91,803
WT Microelectronics Co. Ltd.	29,000	86,901
WUS Printed Circuit Co. Ltd.	10,800	12,844
Xander International Corp.(1)	8,000	9,203
XinTec, Inc.	11,000	47,496
Xxentria Technology Materials Corp.	1,000	2,486
Yageo Corp.	7,801	127,989
Yang Ming Marine Transport Corp.(1)	72,000	304,308
YC INOX Co. Ltd.	14,000	16,712
YCC Parts Manufacturing Co. Ltd.	1,000	1,221
Yea Shin International Development Co. Ltd.	5,000	4,090
Yem Chio Co. Ltd.	13,771	7,345
YFY, Inc.	64,000	77,309
Yi Jinn Industrial Co. Ltd.	7,000	4,707
Yieh Phui Enterprise Co. Ltd.(1)	27,000	23,570
Yonyu Plastics Co. Ltd.	1,000	1,287
Young Fast Optoelectronics Co. Ltd.(1)	4,000	3,777
Youngtek Electronics Corp.	9,000	26,716
Yuanta Financial Holding Co. Ltd.	310,600	277,457
Yulon Finance Corp.	12,865	93,612
Yulon Motor Co. Ltd.	43,357	63,832
YungShin Global Holding Corp.	1,000	1,518
Yungtay Engineering Co. Ltd.	1,000	2,301
Zeng Hsing Industrial Co. Ltd.	2,000	10,268
Zenitron Corp.	2,000	2,561
Zero One Technology Co. Ltd.	2,315	3,970
Zhen Ding Technology Holding Ltd.	34,000	112,771
Zig Sheng Industrial Co. Ltd.	22,000	12,195
Zinwell Corp.(1)	18,000	11,823
Zippy Technology Corp.	11,000	16,685
ZongTai Real Estate Development Co. Ltd.	6,000	8,453
		36,711,058
Thailand — 2.6%
AAPICO Hitech PCL, NVDR	10,890	7,659
Advanced Info Service PCL, NVDR	23,200	163,312
Advanced Information Technology PCL, NVDR	50,000	10,816
AEON Thana Sinsap Thailand PCL, NVDR	6,200	37,578
Airports of Thailand PCL, NVDR(1)	33,200	65,594
Amanah Leasing PCL, NVDR	9,200	1,499
Amata Corp. PCL, NVDR	23,700	15,569
AP Thailand PCL, NVDR	222,000	72,161
Aqua Corp. PCL, NVDR	783,300	15,650
Asia Plus Group Holdings PCL, NVDR	240,200	28,572
Asia Sermkij Leasing PCL, NVDR	1,800	2,710
Asian Sea Corp. PCL, NVDR	9,900	4,719
Asset World Corp. PCL, NVDR(1)	171,600	25,280
B Grimm Power PCL, NVDR	9,700	10,291
Bangchak Corp. PCL, NVDR	58,000	55,291
Bangkok Airways PCL, NVDR(1)	31,300	9,086
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	790
63

Avantis Emerging Markets Equity Fund
	Shares	Value
Bangkok Bank PCL, NVDR	9,600	$41,360
Bangkok Chain Hospital PCL, NVDR	64,000	37,427
Bangkok Dusit Medical Services PCL, NVDR	139,800	101,643
Bangkok Expressway & Metro PCL, NVDR	140,900	38,525
Bangkok Land PCL, NVDR	666,800	21,241
Bangkok Life Assurance PCL, NVDR	29,200	39,171
Banpu PCL, NVDR	211,366	70,839
Banpu Power PCL, NVDR	9,700	4,968
BCPG PCL, NVDR	8,700	3,335
BEC World PCL, NVDR(1)	74,300	37,715
Berli Jucker PCL, NVDR	15,100	15,527
BG Container Glass PCL, NVDR	26,300	8,229
BTS Group Holdings PCL, NVDR	87,900	25,623
Bumrungrad Hospital PCL, NVDR	9,400	44,296
Cal-Comp Electronics Thailand PCL, NVDR	108,125	9,372
Carabao Group PCL, NVDR	7,200	23,573
Central Pattana PCL, NVDR	36,500	62,069
Central Plaza Hotel PCL, NVDR(1)	1,900	2,008
Central Retail Corp. PCL, NVDR	34,541	40,615
CH Karnchang PCL, NVDR	87,000	56,130
Charoen Pokphand Foods PCL, NVDR	96,400	74,692
Chularat Hospital PCL, NVDR	279,700	29,989
CK Power PCL, NVDR	6,000	940
Com7 PCL, NVDR	18,100	45,949
CP ALL PCL, NVDR	78,000	162,959
Delta Electronics Thailand PCL, NVDR	1,500	18,780
Dhipaya Group Holdings PCL, NVDR(1)	5,900	10,804
Diamond Building Products PCL, NVDR	5,000	1,303
Dohome PCL, NVDR	3,791	2,749
Dynasty Ceramic PCL, NVDR	269,300	24,711
Eastern Polymer Group PCL, NVDR	42,400	12,861
Eastern Water Resources Development and Management PCL, NVDR	2,900	680
Ekachai Medical Care PCL, NVDR	48,400	11,540
Electricity Generating PCL, NVDR	9,300	51,228
Energy Absolute PCL, NVDR	22,100	64,590
Erawan Group PCL (The), NVDR(1)	15,660	1,501
Esso Thailand PCL, NVDR(1)	67,300	15,539
GFPT PCL, NVDR	27,500	11,048
Global Power Synergy PCL, NVDR	12,600	29,086
Gulf Energy Development PCL, NVDR	32,100	49,907
Gunkul Engineering PCL, NVDR	152,900	29,184
Haad Thip PCL, NVDR	1,400	1,489
Hana Microelectronics PCL, NVDR	17,600	27,701
Home Product Center PCL, NVDR	166,100	77,781
Humanica PCL, NVDR	27,200	10,619
Ichitan Group PCL, NVDR	20,000	6,321
Indorama Ventures PCL, NVDR	44,300	61,375
Interlink Communication PCL, NVDR	21,100	5,543
IRPC PCL, NVDR	414,800	48,623
Italian-Thai Development PCL, NVDR(1)	149,800	9,492
Jasmine International PCL, NVDR(1)	218,300	24,130
64

Avantis Emerging Markets Equity Fund
	Shares	Value
JMT Network Services PCL, NVDR	16,697	$34,937
JWD Infologistics PCL, NVDR	30,600	17,084
KCE Electronics PCL, NVDR	18,300	34,070
KGI Securities Thailand PCL, NVDR	97,400	20,030
Khon Kaen Sugar Industry PCL, NVDR(1)	55,500	5,774
Kiatnakin Phatra Bank PCL, NVDR	16,500	34,560
Krung Thai Bank PCL, NVDR	101,100	43,496
Krungthai Card PCL, NVDR	10,800	21,017
Land & Houses PCL, NVDR	270,800	79,751
Lanna Resources PCL, NVDR	38,500	22,542
LPN Development PCL, NVDR	37,300	5,307
Major Cineplex Group PCL, NVDR	17,300	10,715
Master Ad PCL, NVDR(1)	596,800	13,384
MBK PCL, NVDR(1)	22,800	8,760
MC Group PCL, NVDR	4,300	1,213
MCS Steel PCL, NVDR	43,200	19,591
Mega Lifesciences PCL, NVDR	26,600	35,039
MFEC PCL, NVDR	43,100	12,725
Minor International PCL, NVDR(1)	43,700	41,386
MK Restaurants Group PCL, NVDR	9,400	15,582
Muangthai Capital PCL, NVDR	21,600	34,211
Nex Point Parts PCL, NVDR(1)	9,400	5,371
Noble Development PCL, NVDR	40,800	6,745
Nusasiri PCL, NVDR(1)	480,300	19,101
Origin Property PCL, NVDR	60,500	22,153
Osotspa PCL, NVDR	20,100	21,758
Plan B Media PCL, NVDR(1)	144,504	35,263
Polyplex Thailand PCL, NVDR	13,000	10,863
Precious Shipping PCL, NVDR	61,900	33,326
Premier Marketing PCL, NVDR	3,900	1,154
Prima Marine PCL, NVDR	39,800	7,021
Property Perfect PCL, NVDR	40,700	687
Pruksa Holding PCL, NVDR	61,600	27,158
PTG Energy PCL, NVDR	19,400	8,584
PTT Exploration & Production PCL, NVDR	36,800	154,937
PTT Global Chemical PCL, NVDR	56,100	91,424
PTT Oil & Retail Business PCL, NVDR	85,200	67,513
PTT PCL, NVDR	175,000	213,022
Quality Houses PCL, NVDR	618,800	43,285
R&B Food Supply PCL, NVDR	8,900	4,321
Raimon Land PCL, NVDR(1)	40,600	1,393
Rajthanee Hospital PCL, NVDR	10,300	10,242
Ratch Group PCL, NVDR	28,200	39,768
Ratchthani Leasing PCL, NVDR	172,650	23,135
Regional Container Lines PCL, NVDR	31,100	45,231
Rojana Industrial Park PCL, NVDR	6,800	1,356
RS PCL, NVDR(1)	38,900	20,213
S 11 Group PCL, NVDR	4,200	823
Samart Digital PCL, NVDR(1)	296,000	4,458
Sansiri PCL, NVDR	1,174,700	44,493
SC Asset Corp. PCL, NVDR	164,100	466,863
SEAFCO PCL, NVDR(1)	5,200	692
65

Avantis Emerging Markets Equity Fund
	Shares	Value
Sermsang Power Corp. Co. Ltd., NVDR	32,120	$11,727
Siam Cement PCL (The), NVDR	12,500	150,433
Siam City Cement PCL, NVDR	1,800	8,883
Siam Commercial Bank PCL (The), NVDR	21,200	81,922
Siam Global House PCL, NVDR	19,361	11,732
Siam Makro PCL, NVDR	5,200	6,812
Siamgas & Petrochemicals PCL, NVDR	27,100	11,566
Singha Estate PCL, NVDR(1)	20,100	1,202
Sino-Thai Engineering & Construction PCL, NVDR	17,200	7,470
SNC Former PCL, NVDR	2,800	1,469
Somboon Advance Technology PCL, NVDR	2,000	1,294
SPCG PCL, NVDR	13,200	7,202
Sri Trang Agro-Industry PCL, NVDR	44,100	36,215
Srisawad Corp. PCL, NVDR	25,500	45,271
Srisawad Finance PCL, NVDR	4,400	3,648
Srivichai Vejvivat PCL, NVDR	25,600	8,066
Star Petroleum Refining PCL, NVDR(1)	67,500	18,561
Stars Microelectronics Thailand PCL, NVDR(1)	33,500	4,855
STP & I PCL, NVDR(1)	59,900	10,317
Supalai PCL, NVDR	60,700	40,880
Super Energy Corp. PCL, NVDR	762,900	21,527
Susco PCL, NVDR	10,600	1,156
Synnex Thailand PCL, NVDR	11,700	9,535
Taokaenoi Food & Marketing PCL, NVDR	16,200	3,975
Thai Airways International PCL, NVDR(1)	6,800	691
Thai Oil PCL, NVDR	29,400	48,874
Thai Union Group PCL, NVDR	97,200	60,789
Thai Vegetable Oil PCL, NVDR	21,200	21,121
Thaicom PCL, NVDR	73,800	22,211
Thaifoods Group PCL, NVDR	70,100	9,119
Thanachart Capital PCL, NVDR	10,700	13,729
Thonburi Healthcare Group PCL, NVDR	24,400	37,173
Thoresen Thai Agencies PCL, NVDR	68,300	20,920
Tipco Asphalt PCL, NVDR	46,800	26,236
Tisco Financial Group PCL, NVDR	8,700	26,099
TMBThanachart Bank PCL, NVDR	219,700	9,261
TOA Paint Thailand PCL, NVDR	15,900	14,172
Total Access Communication PCL, NVDR	15,400	22,230
TPI Polene PCL, NVDR	156,800	8,322
TPI Polene Power PCL, NVDR	54,800	6,847
TQM Corp. PCL, NVDR	7,200	9,986
True Corp. PCL, NVDR	593,900	91,293
TTW PCL, NVDR	14,400	5,064
U City PCL, NVDR(1)	368,200	19,594
Unique Engineering & Construction PCL, NVDR(1)	4,000	694
Univanich Palm Oil PCL, NVDR	5,800	1,309
VGI PCL, NVDR	22,200	3,960
Vinythai PCL, NVDR	1,500	1,631
WHA Corp. PCL, NVDR	142,800	14,905
Workpoint Entertainment PCL, NVDR	14,600	10,142
WP Energy PCL, NVDR	5,900	901
66

Avantis Emerging Markets Equity Fund
	Shares	Value
Xspring Capital PCL, NVDR(1)	107,200	$6,859
Zen Corp. Group PCL, NVDR(1)	2,200	816
		5,097,550
Turkey — 0.4%
AG Anadolu Grubu Holding AS	1,279	2,989
Akbank T.A.S.	118,317	60,392
Aksa Akrilik Kimya Sanayii AS	3,764	9,804
Aksa Enerji Uretim AS(1)	15,862	14,821
Aksigorta AS	4,966	2,216
Alarko Holding AS	3,317	4,372
Anadolu Anonim Turk Sigorta Sirketi	5,534	2,093
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,095	5,409
Arcelik AS	470	1,881
Aselsan Elektronik Sanayi Ve Ticaret AS	8,801	14,224
Bagfas Bandirma Gubre Fabrikalari AS(1)	3,765	3,574
Baticim Bati Anadolu Cimento Sanayii AS(1)	2,996	3,196
Bera Holding AS(1)	2,301	1,358
BIM Birlesik Magazalar AS	7,140	37,773
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	967
Cimsa Cimento Sanayi VE Ticaret AS(1)	1,448	3,381
Coca-Cola Icecek AS	1,377	10,842
Dogan Sirketler Grubu Holding AS	15,748	2,902
Dogus Otomotiv Servis ve Ticaret AS	3,638	12,343
EGE Endustri VE Ticaret AS	21	2,702
Eregli Demir ve Celik Fabrikalari TAS	26,105	58,752
Ford Otomotiv Sanayi AS	1,168	22,767
GSD Holding AS(1)	63,384	12,121
Haci Omer Sabanci Holding AS	62,822	70,660
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	856	833
Is Finansal Kiralama AS(1)	5,787	1,158
Is Yatirim Menkul Degerler AS	1,327	1,685
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	6,824	5,018
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	52,809	44,689
Kartonsan Karton Sanayi ve Ticaret AS	321	1,034
KOC Holding AS	17,503	40,081
Koza Altin Isletmeleri AS(1)	720	5,970
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	12,688	17,997
Logo Yazilim Sanayi Ve Ticaret AS	1,020	3,041
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	783	3,165
Migros Ticaret AS(1)	3,677	9,577
MLP Saglik Hizmetleri AS(1)	4,033	8,632
NET Holding AS(1)	2,629	1,413
Nuh Cimento Sanayi AS	462	1,405
Pegasus Hava Tasimaciligi AS(1)	1,470	9,944
Petkim Petrokimya Holding AS(1)	36,883	20,671
Sasa Polyester Sanayi AS(1)	2,292	7,704
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,189	899
Sok Marketler Ticaret AS	7,558	6,179
TAV Havalimanlari Holding AS(1)	4,174	10,202
Tekfen Holding AS	4,089	5,462
Tofas Turk Otomobil Fabrikasi AS	4,881	28,360
Turk Hava Yollari AO(1)	16,368	30,299
67

Avantis Emerging Markets Equity Fund
	Shares	Value
Turk Traktor ve Ziraat Makineleri AS	343	$5,296
Turkcell Iletisim Hizmetleri AS, ADR(2)	11,052	39,124
Turkiye Garanti Bankasi AS	30,699	24,604
Turkiye Halk Bankasi AS(1)	30,178	9,572
Turkiye Is Bankasi AS, C Shares	45,470	26,328
Turkiye Petrol Rafinerileri AS(1)	3,354	46,812
Turkiye Sigorta AS	4,436	1,396
Turkiye Sinai Kalkinma Bankasi AS	29,795	2,781
Turkiye Sise ve Cam Fabrikalari AS	17,915	16,009
Turkiye Vakiflar Bankasi TAO, D Shares(1)	11,240	2,717
Vestel Elektronik Sanayi ve Ticaret AS	1,746	2,839
Yapi ve Kredi Bankasi AS	205,561	53,094
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	2,012
Yesil Yapi Endustrisi AS(1)	21,886	1,350
Zorlu Enerji Elektrik Uretim AS(1)	5,104	558
		861,449
TOTAL COMMON STOCKS (Cost $190,758,664)		195,835,869
WARRANTS†
Brazil†
Marisa Lojas SA(1)	2,948	235
Malaysia†
Perak Transit Bhd(1)	1,391	50
PESTECH International Bhd(1)	2,962	215
Vizione Holdings Bhd(1)	2,768	6
		271
Thailand†
Advanced Information Technology PCL, NVDR(1)	25,000	3,122
Banpu PCL, NVDR(1)	29,466	4,295
BTS Group Holdings PCL, NVDR(1)	3,760	73
Erawan Group PCL (The), NVDR(1)	1,243	32
JMT Network Services PCL, NVDR(1)	438	146
MBK PCL, NVDR(1)	912	269
Minor International PCL, NVDR(1)	466	62
Plan B Media PCL, NVDR(1)	5,352	261
		8,260
TOTAL WARRANTS (Cost $53)		8,766
RIGHTS†
Brazil†
Americanas SA(1)	161	212
South Korea†
BNC Korea Co. Ltd.(1)	253	242
Samsung Biologics Co. Ltd.(1)	11	1,265
		1,507
Thailand†
Bangchak Corp. PCL, NVDR(1)	2,809	1
Khon Kaen Sugar Industry PCL, NVDR(1)	545	—
VGI PCL, NVDR(1)	6,660	163
		164
TOTAL RIGHTS (Cost $—)		1,883
68

Avantis Emerging Markets Equity Fund
		Principal Amount/Shares	Value
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(3) (Cost $433)	INR	31,523	$417
SHORT-TERM INVESTMENTS — 3.1%
Money Market Funds — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class		2,519,974	2,519,974
State Street Navigator Securities Lending Government Money Market Portfolio(4)		3,738,955	3,738,955
TOTAL SHORT-TERM INVESTMENTS (Cost $6,258,929)			6,258,929
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $197,018,079)			202,105,864
OTHER ASSETS AND LIABILITIES — (2.3)%			(4,633,132)
TOTAL NET ASSETS — 100.0%			$197,472,732

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	March 2022	$873,600	$(60,469)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.9%
Financials	19.5%
Consumer Discretionary	11.3%
Materials	11.1%
Industrials	8.2%
Communication Services	8.1%
Consumer Staples	5.6%
Energy	5.2%
Real Estate	3.2%
Utilities	3.2%
Health Care	2.9%
Short-Term Investments	3.1%
Other Assets and Liabilities	(2.3)%

69

Avantis Emerging Markets Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
INR	-	Indian Rupee
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,014,655. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $417, which represented less than 0.05% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,426,258, which includes securities collateral of $4,687,303.

See Notes to Financial Statements.
70

FEBRUARY 28, 2022 (UNAUDITED)

Avantis International Equity Fund
	Shares	Value
COMMON STOCKS — 98.8%
Australia — 6.8%
Adairs Ltd.(1)	1,603	$3,349
Adbri Ltd.	5,681	13,732
AGL Energy Ltd.	3,791	20,741
Alkane Resources Ltd.(1)(2)	2,522	1,903
Alliance Aviation Services Ltd.(2)	1,918	4,494
Allkem Ltd.(2)	5,630	37,546
ALS Ltd.	829	7,186
Altium Ltd.	597	14,117
Alumina Ltd.	14,872	21,490
AMP Ltd.(2)	36,465	25,113
Ampol Ltd.	692	14,947
Ansell Ltd.	204	3,822
APA Group	2,570	18,788
Appen Ltd.	277	1,423
ARB Corp. Ltd.	367	11,148
Ardent Leisure Group Ltd.(2)	1,272	1,490
Aristocrat Leisure Ltd.	1,949	53,461
ASX Ltd.	2,026	121,684
Atlas Arteria Ltd.	1,021	4,855
Atlassian Corp. plc, Class A(2)	677	206,972
Aurelia Metals Ltd.(2)	17,744	5,799
Aurizon Holdings Ltd.	22,960	58,569
Austal Ltd.	4,451	6,212
Australia & New Zealand Banking Group Ltd.	15,959	302,133
Australian Agricultural Co. Ltd.(2)	2,182	2,621
Australian Ethical Investment Ltd.	906	4,745
Australian Finance Group Ltd.	3,111	5,010
Australian Pharmaceutical Industries Ltd.	6,282	6,990
Australian Strategic Materials Ltd.(2)	504	3,007
Bank of Queensland Ltd.	6,354	36,991
Bapcor Ltd.	1,574	7,428
Beach Energy Ltd.	40,860	45,513
Bega Cheese Ltd.	4,198	14,366
Bendigo & Adelaide Bank Ltd.	5,047	35,223
BHP Group Ltd., ADR	11,945	809,752
Blackmores Ltd.	116	6,972
BlueScope Steel Ltd.	5,874	86,981
Brambles Ltd.	12,823	92,360
Breville Group Ltd.(1)	604	11,950
Brickworks Ltd.	607	9,383
carsales.com Ltd.	1,859	28,122
Cedar Woods Properties Ltd.	198	671
Challenger Ltd.	12,960	63,735
Champion Iron Ltd.	7,862	37,069
Cleanaway Waste Management Ltd.	4,316	8,710
Cochlear Ltd.	118	19,263
Codan Ltd.	230	1,229
Coles Group Ltd.	7,298	92,328
71

Avantis International Equity Fund
	Shares	Value
Collins Foods Ltd.	144	$1,154
Commonwealth Bank of Australia	6,156	417,644
Computershare Ltd.	641	10,128
Coronado Global Resources, Inc.(2)	22,324	26,841
Costa Group Holdings Ltd.	7,789	15,420
Credit Corp. Group Ltd.	607	13,537
Crown Resorts Ltd.(2)	1,349	12,192
CSL Ltd.	1,433	272,448
CSR Ltd.	6,817	28,458
Data#3 Ltd.	932	3,665
Deterra Royalties Ltd.	3,894	12,659
Dicker Data Ltd.(1)	234	2,412
Domino's Pizza Enterprises Ltd.	338	19,517
Downer EDI Ltd.	3,856	14,212
Eagers Automotive Ltd.	1,100	11,293
Eclipx Group Ltd.(2)	5,402	9,138
Elders Ltd.	290	2,437
Emeco Holdings Ltd.	5,966	3,977
EML Payments Ltd.(2)	3,800	6,742
Endeavour Group Ltd.	8,519	44,492
EVENT Hospitality and Entertainment Ltd.(2)	724	7,612
Evolution Mining Ltd.	20,550	63,544
Flight Centre Travel Group Ltd.(1)(2)	361	4,641
Fortescue Metals Group Ltd.	9,797	130,519
Genworth Mortgage Insurance Australia Ltd.	10,695	23,330
Gold Road Resources Ltd.	13,654	15,237
GrainCorp Ltd., A Shares	3,047	18,636
Grange Resources Ltd.	15,468	10,980
GUD Holdings Ltd.	929	7,857
GWA Group Ltd.	2,433	4,057
Harvey Norman Holdings Ltd.	5,521	21,097
Healius Ltd.	2,245	7,046
HT&E Ltd.	1,854	2,514
HUB24 Ltd.	60	1,234
Humm Group Ltd.(1)	743	477
IDP Education Ltd.	1,098	21,235
IGO Ltd.	5,101	40,922
Iluka Resources Ltd.	7,537	59,302
Imdex Ltd.	5,249	10,307
Incitec Pivot Ltd.	15,366	34,508
Infomedia Ltd.	4,782	5,011
Inghams Group Ltd.(1)	3,906	9,594
Insignia Financial Ltd.	2,703	7,540
Insurance Australia Group Ltd.	3,293	10,994
Integrated Research Ltd.(1)(2)	1,922	967
InvoCare Ltd.	2,422	22,825
IPH Ltd.	2,732	16,623
IRESS Ltd.	889	6,733
James Hardie Industries plc	2,080	67,906
JB Hi-Fi Ltd.(1)	1,381	49,674
Johns Lyng Group Ltd.	704	3,900
72

Avantis International Equity Fund
	Shares	Value
Jumbo Interactive Ltd.	617	$8,009
Jupiter Mines Ltd.	22,840	3,764
Karoon Energy Ltd.(2)	10,001	15,051
Kelsian Group Ltd.	288	1,514
Kogan.com Ltd.(1)	842	3,388
Lendlease Corp. Ltd.	2,729	21,054
Link Administration Holdings Ltd.	2,543	9,796
Lovisa Holdings Ltd.	719	10,513
Lynas Rare Earths Ltd.(2)	5,893	44,606
Macmahon Holdings Ltd.	6,093	779
Macquarie Group Ltd.	1,084	142,658
Magellan Financial Group Ltd.(1)	644	8,617
Mayne Pharma Group Ltd.(2)	42,422	7,130
McMillan Shakespeare Ltd.	968	8,461
Medibank Pvt Ltd.	17,562	40,507
Megaport Ltd.(2)	529	5,258
Metcash Ltd.	9,942	29,831
Mineral Resources Ltd.	1,750	58,356
Monadelphous Group Ltd.	839	6,916
Money3 Corp. Ltd.	3,577	7,837
Mount Gibson Iron Ltd.	15,532	5,957
Myer Holdings Ltd.(2)	19,906	5,869
MyState Ltd.	613	2,157
National Australia Bank Ltd.	17,225	361,777
Nearmap Ltd.(1)(2)	4,535	3,896
Netwealth Group Ltd.	1,149	11,638
New Energy Solar	2,331	1,557
New Hope Corp. Ltd.(1)	14,116	26,170
Newcrest Mining Ltd.	7,005	129,948
NEXTDC Ltd.(2)	1,704	13,329
nib holdings Ltd.	3,997	18,888
Nick Scali Ltd.	1,075	9,349
Nine Entertainment Co. Holdings Ltd.	9,409	19,110
Northern Star Resources Ltd.	2,841	21,174
NRW Holdings Ltd.	5,096	8,036
Nufarm Ltd.	9,128	36,576
Omni Bridgeway Ltd.(2)	656	1,557
Orica Ltd.	3,914	41,730
Origin Energy Ltd.	11,407	47,369
Orora Ltd.	15,560	42,120
OZ Minerals Ltd.	3,750	70,101
Pacific Current Group Ltd.	220	1,227
Paladin Energy Ltd.(2)	44,959	25,874
Peet Ltd.	1,161	903
Pendal Group Ltd.	904	3,046
Perenti Global Ltd.	16,854	9,390
Perpetual Ltd.	305	7,807
Perseus Mining Ltd.	23,044	30,524
Pilbara Minerals Ltd.(2)	28,029	56,289
Platinum Asset Management Ltd.	2,221	3,828
Premier Investments Ltd.	925	18,652
73

Avantis International Equity Fund
	Shares	Value
Pro Medicus Ltd.(1)	76	$2,610
PWR Holdings Ltd.	302	1,938
Qantas Airways Ltd.(2)	2,914	10,798
QBE Insurance Group Ltd.	7,292	60,852
Qube Holdings Ltd.	16,040	34,707
Ramelius Resources Ltd.	15,930	17,615
Ramsay Health Care Ltd.	461	21,505
REA Group Ltd.	347	33,447
Red 5 Ltd.(2)	29,625	6,517
Reece Ltd.	610	8,636
Regis Resources Ltd.(1)	12,472	17,691
Reliance Worldwide Corp. Ltd.	3,953	13,292
Resimac Group Ltd.(1)	2,359	3,054
Resolute Mining Ltd.(2)	13,533	2,543
Rio Tinto Ltd.	977	84,254
Sandfire Resources Ltd.	6,798	33,514
Santos Ltd.	28,146	149,901
SEEK Ltd.	519	10,132
Select Harvests Ltd.	1,691	6,784
Senex Energy Ltd.	2,725	9,094
Seven Group Holdings Ltd.	1,190	19,261
Seven West Media Ltd.(2)	35,885	16,278
Sigma Healthcare Ltd.(1)	13,377	4,726
Silver Lake Resources Ltd.(2)	16,247	21,742
Sims Ltd.	2,335	31,105
SmartGroup Corp. Ltd.	213	1,299
Sonic Healthcare Ltd.	1,515	38,659
South32 Ltd.	50,508	177,284
Southern Cross Media Group Ltd.	4,053	5,223
St. Barbara Ltd.	9,352	9,001
Star Entertainment Grp Ltd. (The)(2)	10,436	25,547
Steadfast Group Ltd.	2,294	7,688
Suncorp Group Ltd.	7,497	58,317
Super Retail Group Ltd.	1,871	15,037
Syrah Resources Ltd.(2)	10,036	10,420
Tassal Group Ltd.	2,716	7,057
Technology One Ltd.	2,656	19,194
Telstra Corp. Ltd.	31,624	90,876
TPG Telecom Ltd.	527	2,144
Transurban Group	7,129	65,846
Treasury Wine Estates Ltd.	7,385	62,294
Tuas Ltd.(2)	517	725
United Malt Grp Ltd.	7,330	22,525
Viva Energy Group Ltd.	11,356	20,246
Washington H Soul Pattinson & Co. Ltd.(1)	499	9,155
Wesfarmers Ltd.	4,604	161,462
West African Resources Ltd.(2)	15,935	12,679
Western Areas Ltd.(2)	3,767	9,414
Westgold Resources Ltd.	8,310	13,551
Westpac Banking Corp., ADR(2)	14,385	240,517
Whitehaven Coal Ltd.	21,998	51,479
74

Avantis International Equity Fund
	Shares	Value
WiseTech Global Ltd.	468	$14,983
Woodside Petroleum Ltd.	7,910	165,289
Woolworths Group Ltd.	5,423	140,226
Worley Ltd.	123	1,074
Xero Ltd.(2)	297	20,421
		7,578,102
Austria — 0.3%
Addiko Bank AG	63	837
ANDRITZ AG	277	12,418
AT&S Austria Technologie & Systemtechnik AG	321	17,613
BAWAG Group AG(2)	235	12,688
DO & CO. AG(1)(2)	67	6,629
Erste Group Bank AG	1,716	60,998
EVN AG	663	18,402
IMMOFINANZ AG(1)(2)	530	13,656
Lenzing AG(2)	88	9,698
Oesterreichische Post AG(1)	396	16,095
OMV AG	706	33,608
Palfinger AG	238	7,081
Porr AG(2)	59	793
Raiffeisen Bank International AG	1,502	24,475
S IMMO AG	449	11,509
Semperit AG Holding	239	7,521
Telekom Austria AG(2)	1,177	9,641
UNIQA Insurance Group AG	1,663	13,310
Verbund AG	336	40,527
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	6,206
voestalpine AG	461	15,236
Wienerberger AG	313	9,360
		348,301
Belgium — 0.9%
Ackermans & van Haaren NV	287	53,576
Ageas SA/NV	1,809	87,024
AGFA-Gevaert NV(2)	2,083	8,446
Anheuser-Busch InBev SA, ADR(1)	1,712	105,853
Argenx SE, ADR(2)	131	37,690
Barco NV	429	9,789
Bekaert SA	590	25,670
bpost SA(2)	1,137	7,659
Cie d'Entreprises CFE	208	27,647
D'ieteren Group	216	34,894
Deceuninck NV(1)	1,645	5,067
Econocom Group SA	2,474	10,048
Elia Group SA	186	26,777
Etablissements Franz Colruyt NV	625	24,998
Euronav NV	2,736	30,464
EVS Broadcast Equipment SA	45	1,032
Fagron	492	8,558
Galapagos NV, ADR(1)(2)	686	45,434
Gimv NV	364	21,600
Ion Beam Applications	379	7,827
75

Avantis International Equity Fund
	Shares	Value
KBC Ancora	509	$22,913
KBC Group NV	1,265	91,139
Kinepolis Group NV(2)	101	6,492
Melexis NV	418	38,156
Ontex Group NV(2)	466	3,324
Proximus SADP	1,809	35,963
Recticel SA	969	20,113
Shurgard Self Storage SA	159	9,108
Solvay SA	644	71,819
Telenet Group Holding NV	98	3,411
Tessenderlo Group SA(2)	331	12,149
UCB SA	513	55,987
Umicore SA	1,355	55,433
VGP NV	46	11,746
		1,017,806
Canada — 10.6%
Aclara Resources, Inc.(1)(2)	572	483
AcuityAds Holdings, Inc.(1)(2)	500	1,392
Advantage Energy Ltd.(1)(2)	2,900	16,954
Aecon Group, Inc.	960	13,338
Agnico Eagle Mines Ltd.	4,294	216,919
Air Canada(2)	400	7,558
Alamos Gold, Inc., Class A	3,800	28,002
Alaris Equity Partners Income	100	1,452
Algonquin Power & Utilities Corp.	1,900	27,492
Alimentation Couche-Tard, Inc.	4,000	157,002
AltaGas Ltd.(1)	700	15,419
Altius Minerals Corp.	500	8,627
Altus Group Ltd.	300	11,626
ARC Resources Ltd.	7,588	93,810
Argonaut Gold, Inc.(2)	5,100	9,295
Aritzia, Inc.(2)	600	22,812
Atco Ltd., Class I	600	19,707
Athabasca Oil Corp.(2)	7,700	11,968
Atrium Mortgage Investment Corp.(1)	100	1,118
ATS Automation Tooling Systems, Inc.(2)	500	19,389
Aurinia Pharmaceuticals, Inc.(2)	4,782	58,819
AutoCanada, Inc.(1)(2)	400	10,345
B2Gold Corp.	15,200	61,400
Badger Infrastructure Solutions Ltd.	400	9,587
Bank of Montreal	2,817	321,660
Bank of Nova Scotia (The)	5,200	376,820
Barrick Gold Corp., (Toronto)	7,400	167,266
Bausch Health Cos., Inc.(2)	920	22,131
Baytex Energy Corp.(1)(2)	12,350	56,415
BCE, Inc.	400	21,008
Birchcliff Energy Ltd.(1)	7,400	39,350
Bird Construction, Inc.(1)	300	2,249
BlackBerry Ltd.(2)	1,700	11,669
Bombardier, Inc., B Shares(2)	7,100	8,850
Boyd Group Services, Inc.	99	12,924
76

Avantis International Equity Fund
	Shares	Value
Brookfield Asset Management Reinsurance Partners Ltd., A Shares(2)	11	$610
Brookfield Asset Management, Inc., Class A	2,250	122,964
Brookfield Infrastructure Corp., A Shares(1)	875	61,695
Brookfield Infrastructure Corp., Class A(1)	71	5,001
BRP, Inc.	100	7,167
CAE, Inc.(2)	1,300	34,779
Calibre Mining Corp.(2)	2,700	2,748
Cameco Corp.	2,200	54,102
Canaccord Genuity Group, Inc.	1,615	16,449
Canacol Energy Ltd.(1)	2,100	5,318
Canada Goose Holdings, Inc.(2)	300	7,853
Canadian Imperial Bank of Commerce	2,400	303,773
Canadian National Railway Co.	2,300	285,327
Canadian Natural Resources Ltd.	8,400	469,273
Canadian Pacific Railway Ltd.	1,700	119,704
Canadian Tire Corp. Ltd., Class A(1)	500	73,716
Canadian Utilities Ltd., A Shares	1,600	44,560
Canadian Western Bank(1)	800	23,422
Canfor Corp.(2)	1,400	31,689
Capital Power Corp.	1,200	36,876
Capstone Mining Corp.(2)	5,000	25,917
Cardinal Energy Ltd.(2)	2,000	10,225
Cargojet, Inc.	100	14,454
Cascades, Inc.	2,300	23,826
CCL Industries, Inc., Class B	400	18,032
Celestica, Inc.(2)	1,700	20,212
Cenovus Energy, Inc.	10,638	167,270
Centerra Gold, Inc.	4,400	42,907
CES Energy Solutions Corp.	4,300	8,617
CGI, Inc.(2)	700	57,392
Chorus Aviation, Inc.(2)	1,800	6,192
CI Financial Corp.	800	13,097
Cogeco Communications, Inc.	100	7,984
Cogeco, Inc.	100	6,189
Colliers International Group, Inc. (Toronto)	400	54,927
Computer Modelling Group Ltd.	200	863
Constellation Software, Inc.	100	168,533
Converge Technology Solutions Corp.(1)(2)	600	4,473
Copper Mountain Mining Corp.(2)	6,200	17,267
Corus Entertainment, Inc., B Shares(1)	2,600	10,421
Crescent Point Energy Corp.	11,700	83,723
Descartes Systems Group, Inc. (The)(2)	300	21,378
Dollarama, Inc.	1,300	67,179
Dorel Industries, Inc., Class B(1)	500	4,544
DREAM Unlimited Corp., Class A	400	14,848
Dundee Precious Metals, Inc.	4,590	27,160
ECN Capital Corp.	300	1,351
Eldorado Gold Corp. (Toronto)(2)	1,200	13,179
Element Fleet Management Corp.	4,800	47,110
Emera, Inc.(1)	2,100	98,249
77

Avantis International Equity Fund
	Shares	Value
Empire Co. Ltd., Class A	1,200	$37,169
Enbridge, Inc.(1)	3,500	151,211
Endeavour Mining plc	1,938	51,191
Enerflex Ltd.	1,000	6,178
Enerplus Corp.	4,658	59,534
Enghouse Systems Ltd.	300	9,796
Equinox Gold Corp.(1)(2)	3,893	27,612
Equitable Group, Inc.	400	23,902
ERO Copper Corp.(2)	600	8,587
Evertz Technologies Ltd.	400	4,210
Exchange Income Corp.	300	9,621
Exco Technologies Ltd.	200	1,478
Extendicare, Inc.(1)	1,100	6,665
Fairfax Financial Holdings Ltd.	200	96,955
Finning International, Inc.	2,500	72,742
First Majestic Silver Corp.(1)	900	10,133
First Mining Gold Corp.(1)(2)	9,000	1,988
First National Financial Corp.(1)	100	3,484
First Quantum Minerals Ltd.	5,700	167,155
FirstService Corp.	200	28,472
Fortis, Inc.	2,600	119,138
Fortuna Silver Mines, Inc.(1)(2)	3,699	13,804
Franco-Nevada Corp.	400	58,906
Freehold Royalties Ltd.(1)	1,300	14,513
Frontera Energy Corp.(2)	1,500	15,456
Galiano Gold, Inc.(1)(2)	1,100	686
GCM Mining Corp.	2,600	11,528
George Weston Ltd.	600	65,060
Gibson Energy, Inc.(1)	1,000	19,519
Gildan Activewear, Inc.	1,500	58,888
goeasy Ltd.	200	23,699
Great-West Lifeco, Inc.	2,100	63,174
Hardwoods Distribution, Inc.	100	3,312
Headwater Exploration, Inc.(2)	3,100	17,585
Heroux-Devtek, Inc.(2)	600	8,317
High Liner Foods, Inc.(1)	200	2,051
Home Capital Group, Inc.(2)	941	28,442
Hudbay Minerals, Inc.	4,900	39,935
Hut 8 Mining Corp.(1)(2)	700	4,286
Hydro One Ltd.	2,300	56,797
i-80 Gold Corp.(2)	800	1,736
iA Financial Corp., Inc.	600	35,650
IAMGOLD Corp.(2)	5,900	17,316
IGM Financial, Inc.	200	7,105
Imperial Oil Ltd.	1,500	67,325
Intact Financial Corp.	600	86,054
Interfor Corp.	1,700	51,785
Intertape Polymer Group, Inc.	900	17,013
Ivanhoe Mines Ltd., Class A(2)	2,400	24,426
Karora Resources, Inc.(2)	1,900	7,810
Kelt Exploration Ltd.(2)	4,300	19,507
78

Avantis International Equity Fund
	Shares	Value
Keyera Corp.(1)	2,000	$46,848
Kinross Gold Corp.	13,300	66,316
Knight Therapeutics, Inc.(2)	1,000	4,292
Labrador Iron Ore Royalty Corp.	500	18,469
Largo, Inc.(1)(2)	700	7,196
Laurentian Bank of Canada(1)	300	10,076
LifeWorks, Inc.	300	5,969
Lightspeed Commerce, Inc.(2)	300	7,882
Linamar Corp.	500	26,110
Loblaw Cos. Ltd.	1,500	117,006
Lundin Mining Corp.	8,700	83,946
Magna International, Inc.	2,000	148,592
Major Drilling Group International, Inc.(2)	300	2,199
Manulife Financial Corp.	12,100	245,150
Maple Leaf Foods, Inc.	400	8,426
Martinrea International, Inc.	1,100	8,583
MEG Energy Corp.(2)	4,300	56,146
Methanex Corp.	1,400	72,888
Metro, Inc.	1,200	62,637
MTY Food Group, Inc.(1)	200	8,068
Mullen Group Ltd.(1)	1,400	13,652
National Bank of Canada	2,100	168,381
New Gold, Inc. (Toronto)(2)	14,500	25,053
NexGen Energy Ltd.(2)	2,100	11,150
North American Construction Group Ltd.	700	10,581
North West Co., Inc. (The)	700	19,893
Northland Power, Inc.	1,680	53,415
Novagold Resources, Inc.(2)	9,842	68,697
Nutrien Ltd.	2,000	172,008
Nuvei Corp.(2)	100	5,429
NuVista Energy Ltd.(2)	1,000	7,621
Obsidian Energy Ltd.(2)	1,400	11,918
OceanaGold Corp.(2)	3,700	6,977
Onex Corp.	1,200	80,587
Open Text Corp.	900	39,167
Osisko Gold Royalties Ltd. (Toronto)	900	11,112
Osisko Mining, Inc.(2)	1,400	4,341
Pan American Silver Corp.	1,670	39,500
Paramount Resources Ltd., A Shares(1)	1,000	22,185
Parex Resources, Inc.	2,600	57,333
Parkland Corp.	600	15,702
Pason Systems, Inc.	1,100	11,213
Pembina Pipeline Corp.(1)	1,900	64,607
Peyto Exploration & Development Corp.(1)	3,100	26,757
Pizza Pizza Royalty Corp.	200	1,983
Pollard Banknote Ltd.(1)	200	5,456
Power Corp. of Canada	1,805	55,667
PrairieSky Royalty Ltd.	1,200	16,227
Precision Drilling Corp.(1)(2)	300	17,503
Pretium Resources, Inc.(2)	1,350	19,693
Primo Water Corp.	700	10,178
79

Avantis International Equity Fund
	Shares	Value
Quarterhill, Inc.	800	$1,401
Quebecor, Inc., Class B	500	10,935
Real Matters, Inc.(2)	650	2,841
Resolute Forest Products, Inc.	500	6,249
Restaurant Brands International, Inc.	600	33,586
Richelieu Hardware Ltd.	400	15,303
Ritchie Bros Auctioneers, Inc.	700	36,687
Rogers Communications, Inc., Class B(1)	2,100	108,504
Royal Bank of Canada	4,383	484,845
Russel Metals, Inc.(1)	1,000	24,773
Sabina Gold & Silver Corp.(2)	3,500	3,728
Sandstorm Gold Ltd.	800	5,706
Saputo, Inc.	900	22,054
Secure Energy Services, Inc.	2,000	9,673
Shaw Communications, Inc., B Shares	2,900	86,966
ShawCor Ltd.(1)(2)	2,500	11,558
Shopify, Inc., Class A(2)	200	138,843
Sienna Senior Living, Inc.(1)	100	1,218
Silvercorp Metals, Inc.	800	2,966
Sleep Country Canada Holdings, Inc.	200	4,713
SNC-Lavalin Group, Inc.	100	2,252
Spin Master Corp.(2)	400	14,649
SSR Mining, Inc.	2,809	55,604
Stantec, Inc.	400	19,878
Stelco Holdings, Inc.	500	15,349
Stella-Jones, Inc.	500	15,680
Sun Life Financial, Inc.	2,100	110,443
Suncor Energy, Inc.	10,566	323,107
SunOpta, Inc.(2)	900	4,800
Superior Plus Corp.	1,400	12,625
Tamarack Valley Energy Ltd.	6,700	27,276
Taseko Mines Ltd.(1)(2)	3,500	6,655
TC Energy Corp.	2,200	118,201
Teck Resources Ltd., Class B	5,800	208,846
TECSYS, Inc.	200	5,521
TELUS Corp.	1,700	42,933
TFI International, Inc.	500	52,118
Thomson Reuters Corp.	400	40,445
Timbercreek Financial Corp.(1)	700	5,230
TMX Group Ltd.	300	30,305
Torex Gold Resources, Inc.(2)	1,060	13,448
Toromont Industries Ltd.	600	50,859
Toronto-Dominion Bank (The)	5,490	443,012
Tourmaline Oil Corp.	3,000	118,343
TransAlta Corp.	3,000	30,462
TransAlta Renewables, Inc.(1)	500	6,884
Transcontinental, Inc., Class A	560	9,035
Treasury Metals, Inc.(1)(2)	300	175
Trican Well Service Ltd.(1)(2)	3,500	9,416
Tricon Residential, Inc. (Toronto)	1,930	28,687
Turquoise Hill Resources Ltd.(2)	1,100	22,625
80

Avantis International Equity Fund
	Shares	Value
Uni-Select, Inc.(2)	800	$16,574
Vermilion Energy, Inc.(2)	4,233	79,150
Victoria Gold Corp.(2)	1,300	16,472
Viemed Healthcare, Inc.(2)	200	772
Viemed Healthcare, Inc. (Toronto)(2)	474	1,820
Wajax Corp.	500	9,290
Wesdome Gold Mines Ltd.(2)	700	7,881
West Fraser Timber Co. Ltd.	1,472	146,933
Western Forest Products, Inc.	5,500	9,243
Westshore Terminals Investment Corp.(1)	600	14,064
Wheaton Precious Metals Corp.	800	35,055
Whitecap Resources, Inc.(1)	10,796	82,365
Winpak Ltd.	200	6,028
WSP Global, Inc.	300	36,807
Yamana Gold, Inc.	8,500	41,779
		11,810,737
China†
Fullshare Holdings Ltd.(2)	167,500	3,046
Truly International Holdings Ltd.	24,000	8,328
		11,374
Denmark — 2.2%
ALK-Abello A/S(2)	23	8,801
Alm Brand A/S	21,735	35,428
Ambu A/S, B Shares	369	6,805
AP Moller - Maersk A/S, A Shares	27	80,959
AP Moller - Maersk A/S, B Shares	47	148,685
Bang & Olufsen A/S(2)	1,614	4,884
Bavarian Nordic A/S(2)	415	10,427
Carlsberg A/S, B Shares	216	31,676
Chemometec A/S	95	11,089
Chr Hansen Holding A/S	205	14,945
Coloplast A/S, B Shares	286	43,025
D/S Norden A/S	947	24,703
Danske Bank A/S	4,170	70,632
Demant A/S(2)	172	7,269
Dfds A/S(2)	682	31,700
Drilling Co. of 1972 A/S (The)(2)	360	14,145
DSV A/S	643	118,348
FLSmidth & Co. A/S	362	10,393
Genmab A/S, ADR(2)	2,786	93,220
GN Store Nord AS	283	14,960
H Lundbeck A/S	981	23,805
H+H International A/S, B Shares(2)	331	9,622
ISS A/S(2)	46	840
Jyske Bank A/S(2)	578	31,336
Netcompany Group A/S	132	8,698
Nilfisk Holding A/S(2)	257	8,628
NKT A/S(2)	296	12,416
NNIT A/S	254	3,639
Novo Nordisk A/S, ADR	7,597	782,111
Novozymes A/S, B Shares	1,387	91,032
81

Avantis International Equity Fund
	Shares	Value
Orsted AS	763	$98,743
Pandora A/S	903	92,465
Per Aarsleff Holding A/S	341	13,474
Ringkjoebing Landbobank A/S	247	30,705
Rockwool International A/S, B Shares	68	23,311
Royal Unibrew A/S	310	32,866
Schouw & Co. A/S	57	4,970
SimCorp A/S	408	36,847
Solar A/S, B Shares	136	15,824
SP Group A/S	96	5,148
Spar Nord Bank A/S	1,639	21,765
Sydbank AS	934	30,388
Topdanmark AS	454	25,932
TORM plc(1)(2)	105	851
Tryg A/S	2,333	52,786
Vestas Wind Systems A/S	4,906	158,202
		2,398,498
Finland — 1.0%
Aktia Bank Oyj	500	5,697
Anora Group Oyj	360	3,840
Cargotec Oyj, B Shares	258	10,152
Caverion OYJ	704	4,492
Citycon Oyj	126	995
Elisa Oyj	863	47,816
Finnair Oyj(2)	3,004	1,505
Fortum Oyj	3,183	66,613
HKScan Oyj, A Shares(1)	1,333	2,148
Huhtamaki Oyj	439	15,999
Kemira Oyj(1)	1,934	25,575
Kesko Oyj, B Shares	2,060	60,625
Kojamo Oyj	408	9,460
Kone Oyj, B Shares	1,344	78,427
Konecranes Oyj	267	9,289
Marimekko Oyj	123	10,248
Metsa Board Oyj	3,411	33,225
Metso Outotec Oyj	2,567	21,626
Neles Oyj	508	6,611
Neste Oyj	1,304	50,849
Nokia Oyj, ADR(2)	19,253	103,004
Nokian Renkaat Oyj	1,505	28,366
Oriola Oyj, B Shares	441	978
Orion Oyj, Class B	698	32,777
Outokumpu Oyj(2)	4,900	28,884
Puuilo Oyj(1)(2)	1,119	9,256
QT Group Oyj(2)	78	9,576
Sampo Oyj, A Shares	1,563	73,749
Sanoma Oyj	490	7,145
Stora Enso Oyj, R Shares	4,682	89,164
TietoEVRY Oyj	97	2,706
Tokmanni Group Corp.	974	18,077
UPM-Kymmene Oyj	3,124	107,944
82

Avantis International Equity Fund
	Shares	Value
Uponor Oyj	617	$13,725
Valmet Oyj	1,402	48,631
Wartsila Oyj Abp(1)	1,458	16,329
YIT Oyj	2,168	9,420
		1,064,923
France — 8.9%
ABC arbitrage	396	3,114
Accor SA(2)	813	27,767
Aeroports de Paris(2)	165	23,329
Air France-KLM(1)(2)	2,011	8,747
Air Liquide SA	1,746	290,019
Airbus SE(2)	1,908	243,612
AKWEL	46	1,024
Albioma SA	255	11,650
ALD SA	2,285	31,895
Alstom SA	2,090	53,169
Alten SA	263	39,707
Amundi SA	283	19,628
APERAM SA	644	36,059
ArcelorMittal SA	4,963	153,555
Arkema SA	1,244	164,976
Atari SA(1)(2)	5,671	1,473
Atos SE	526	18,688
Aubay	27	1,516
AXA SA	10,150	274,635
Beneteau SA(2)	586	9,740
Bigben Interactive(1)	62	1,081
BioMerieux	589	64,738
BNP Paribas SA	5,397	313,158
Bollore SA	241	1,219
Bonduelle SCA	188	3,769
Bouygues SA	3,154	112,781
Bureau Veritas SA	2,025	57,900
Capgemini SE	485	101,525
Carrefour SA	7,556	151,908
Casino Guichard Perrachon SA(2)	140	2,492
Catana Group(2)	769	6,477
Cellectis SA, ADR(2)	316	1,431
CGG SA(2)	5,929	5,020
Chargeurs SA	243	5,691
Cie de Saint-Gobain	5,538	343,384
Cie des Alpes(2)	439	6,894
Cie Generale des Etablissements Michelin SCA	1,888	259,897
Cie Plastic Omnium SA	611	12,915
Claranova SE(2)	583	2,676
CNP Assurances	1,946	47,430
Coface SA(2)	1,697	22,573
Credit Agricole SA	6,514	82,978
Danone SA	875	53,234
Dassault Aviation SA	170	25,298
Dassault Systemes SE	1,443	69,605
83

Avantis International Equity Fund
	Shares	Value
Derichebourg SA	2,051	$21,309
Edenred	571	25,983
Eiffage SA	1,500	152,796
Electricite de France SA(1)	3,434	31,045
Elis SA(2)	536	8,579
Engie SA	5,481	87,326
Eramet SA(2)	250	32,758
EssilorLuxottica SA	626	109,281
Etablissements Maurel et Prom SA(2)	1,540	4,902
Eurazeo SE	519	40,088
Eurobio Scientific SA(2)	276	6,195
Eurofins Scientific SE	816	82,806
Euronext NV	851	76,821
Europcar Mobility Group(2)	56,883	32,165
Eutelsat Communications SA	4,418	48,387
Faurecia SE(1)	2,485	93,570
Fnac Darty SA	114	6,283
Focus Home Interactive SA(2)	53	2,592
Gaztransport Et Technigaz SA	563	53,434
Getlink SE	1,718	28,019
Groupe LDLC(1)	99	3,466
Hermes International	131	180,654
ID Logistics Group(2)	79	28,066
Imerys SA	381	16,253
Infotel SA	51	3,030
Innate Pharma SA(1)(2)	719	2,492
Interparfums SA	139	10,296
Ipsen SA	576	67,023
Jacquet Metals SACA	231	5,030
JCDecaux SA(2)	633	17,893
Kaufman & Broad SA	197	7,155
Kering SA	368	255,257
L'Oreal SA	520	205,569
La Francaise des Jeux SAEM	944	39,131
Lagardere SA(2)	505	14,311
Legrand SA	515	48,585
LISI	253	7,469
LNA Sante SA	142	5,396
LVMH Moet Hennessy Louis Vuitton SE	879	645,981
Maisons du Monde SA	672	14,705
Manitou BF SA	243	8,420
Mersen SA	475	17,565
Metropole Television SA	374	7,413
MGI Digital Graphic Technology(2)	17	614
Nacon SA(2)	12	69
Neoen SA(2)	517	19,824
Nexans SA	441	42,541
Nexity SA	557	21,956
Novacyt SA(1)(2)	1,610	3,622
Orange SA, ADR	18,963	229,073
Orpea SA	451	18,676
84

Avantis International Equity Fund
	Shares	Value
Pernod Ricard SA	498	$108,713
Publicis Groupe SA	982	65,171
Quadient SA	622	11,372
Remy Cointreau SA	170	32,717
Renault SA(2)	2,206	69,132
ReWorld Media SA(2)	641	4,088
Rexel SA(2)	1,737	38,228
Rubis SCA	317	9,869
Safran SA	1,218	154,865
Sanofi, ADR	5,250	275,362
Sartorius Stedim Biotech	112	42,949
Schneider Electric SE	892	138,203
SCOR SE	2,032	66,157
SEB SA	387	56,284
SES SA	7,148	56,522
SMCP SA(2)	707	5,186
Societe BIC SA	346	18,257
Societe Generale SA	9,284	262,529
Sodexo SA	422	35,231
SOITEC(2)	170	27,543
Solutions 30 SE(1)(2)	1,773	15,566
Sopra Steria Group SACA	115	20,510
SPIE SA	545	12,747
STMicroelectronics NV, (New York)(1)	10,472	443,175
Technicolor SA(2)	2,087	7,010
Teleperformance	503	186,644
Television Francaise 1	741	7,315
Thales SA	659	75,339
TotalEnergies SE, ADR	13,269	670,483
Trigano SA	132	22,636
Ubisoft Entertainment SA(2)	1,636	87,717
Valeo	4,285	94,502
Vallourec SA(2)	2,861	27,866
Valneva SE(1)(2)	932	15,531
Veolia Environnement SA	5,967	208,049
Verallia SA	836	21,939
Vicat SA	337	12,332
Vilmorin & Cie SA	141	7,292
Vinci SA	3,019	316,546
Virbac SA	55	22,396
Vivendi SE	6,717	84,794
Worldline SA(2)	151	7,700
X-Fab Silicon Foundries SE(2)	839	6,508
		9,915,226
Germany — 7.4%
1&1 AG	260	6,214
2G Energy AG	35	4,143
Aareal Bank AG	477	14,577
Adesso SE	58	13,130
adidas AG	938	221,782
ADLER Group SA	223	3,138
85

Avantis International Equity Fund
	Shares	Value
ADVA Optical Networking SE(2)	742	$12,563
AIXTRON SE	204	4,367
Allgeier SE	105	4,542
Allianz SE	1,788	403,046
Amadeus Fire AG	60	9,678
Aroundtown SA	7,517	46,351
Atoss Software AG	106	20,563
AURELIUS Equity Opportunities SE & Co. KGaA	862	25,820
Aurubis AG	589	68,917
BASF SE	3,358	223,597
Basler AG	39	4,954
Bayer AG	1,971	113,851
Bayerische Motoren Werke AG	2,512	241,924
Bayerische Motoren Werke AG, Preference Shares	433	35,016
BayWa AG	138	5,677
Bechtle AG	696	35,702
Befesa SA	492	34,264
Beiersdorf AG	602	61,024
Bertrandt AG	99	5,354
Bijou Brigitte AG(2)	20	510
Bilfinger SE	352	13,185
Borussia Dortmund GmbH & Co. KGaA(2)	870	3,910
Brenntag SE	1,086	91,042
CANCOM SE	186	10,572
Carl Zeiss Meditec AG	235	36,880
CECONOMY AG	4,325	17,168
Cewe Stiftung & Co. KGAA	104	11,808
Commerzbank AG(2)	11,206	93,650
CompuGroup Medical SE & Co. KgaA	280	15,731
Continental AG(2)	772	65,785
Covestro AG	2,544	134,541
CropEnergies AG	109	1,526
CTS Eventim AG & Co. KGaA(2)	848	59,091
Daimler Truck Holding AG(2)	1,680	51,199
Delivery Hero SE(2)	303	16,241
Dermapharm Holding SE	201	14,650
Deutsche Bank AG(2)	14,144	175,810
Deutsche Beteiligungs AG	216	8,448
Deutsche Boerse AG	1,412	240,354
Deutsche EuroShop AG	569	10,700
Deutsche Lufthansa AG(2)	9,574	72,715
Deutsche Pfandbriefbank AG	2,973	32,238
Deutsche Post AG	5,066	254,628
Deutsche Telekom AG	14,750	264,389
Deutz AG(2)	1,338	7,646
DIC Asset AG	312	5,240
Draegerwerk AG & Co. KGaA	78	4,092
Draegerwerk AG & Co. KGaA, Preference Shares	119	6,742
Duerr AG	958	34,501
E.ON SE	7,412	100,815
Eckert & Ziegler Strahlen- und Medizintechnik AG	152	11,181
86

Avantis International Equity Fund
	Shares	Value
Elmos Semiconductor SE	204	$13,139
ElringKlinger AG(2)	121	1,285
Encavis AG	1,361	23,117
Evonik Industries AG	1,636	49,246
Fielmann AG	239	14,157
flatexDEGIRO AG(2)	1,036	21,452
Fraport AG Frankfurt Airport Services Worldwide(2)	157	10,633
Freenet AG	282	7,509
Fresenius Medical Care AG & Co. KGaA, ADR	522	16,866
Fresenius SE & Co. KGaA	368	12,840
FUCHS PETROLUB SE, Preference Shares	646	25,524
GEA Group AG	1,432	62,620
Gerresheimer AG	405	29,118
GFT Technologies SE	224	10,219
Grand City Properties SA	1,049	22,909
GRENKE AG	380	10,903
Hamburger Hafen und Logistik AG	771	15,277
Hannover Rueck SE	505	92,971
HeidelbergCement AG	899	58,333
Heidelberger Druckmaschinen AG(2)	3,633	10,132
HelloFresh SE(2)	1,739	94,855
Henkel AG & Co. KGaA	460	35,368
Henkel AG & Co. KGaA, Preference Shares	789	62,621
HOCHTIEF AG	188	12,679
Hornbach Holding AG & Co. KGaA	153	20,041
HUGO BOSS AG	851	51,930
Hypoport SE(2)	22	9,167
Indus Holding AG	184	6,562
Infineon Technologies AG	5,657	191,410
Instone Real Estate Group SE	786	15,089
Jenoptik AG	456	16,249
JOST Werke AG	365	16,861
Jungheinrich AG, Preference Shares	672	24,231
K+S AG(2)	3,931	100,839
KION Group AG	468	37,518
Kloeckner & Co. SE(2)	1,094	14,800
Knorr-Bremse AG	639	56,334
Koenig & Bauer AG(2)	246	6,338
Krones AG	272	24,911
KSB SE & Co. KGaA, Preference Shares	15	6,073
KWS Saat SE & Co. KGaA	122	8,866
Lang & Schwarz AG	141	3,233
Lanxess AG	975	47,494
LEG Immobilien SE	610	78,440
Leifheit AG	4	124
Leoni AG(2)	416	4,854
LPKF Laser & Electronics AG	302	5,238
Mercedes-Benz Group AG	6,059	473,326
Merck KGaA	292	57,917
MLP SE	786	6,398
MTU Aero Engines AG	677	162,064
87

Avantis International Equity Fund
	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG	715	$196,151
Mutares SE & Co. KGaA	412	9,848
Nagarro SE(2)	105	14,945
Nemetschek SE	560	49,690
New Work SE	30	5,371
Norma Group SE	326	11,329
OHB SE	22	857
PATRIZIA AG	274	5,272
Pfeiffer Vacuum Technology AG	35	6,970
Porsche Automobil Holding SE, Preference Shares	877	87,532
ProSiebenSat.1 Media SE	1,049	14,340
publity AG(2)	24	691
Puma SE	729	66,852
PVA TePla AG(2)	186	5,090
QIAGEN NV(2)	69	3,429
Rational AG	50	36,798
Rheinmetall AG	778	115,800
RTL Group SA(2)	47	2,619
RWE AG	5,450	252,351
S&T AG	507	7,953
SAF-Holland SE(2)	676	8,049
Salzgitter AG(2)	583	25,466
SAP SE, ADR	1,563	175,963
Sartorius AG, Preference Shares	147	64,902
Schaeffler AG, Preference Shares	2,472	16,447
Scout24 SE	365	21,291
SGL Carbon SE(2)	809	5,211
Siemens AG	1,943	273,734
Siemens Energy AG(2)	2,395	56,962
Siemens Healthineers AG	797	51,144
Siltronic AG	222	25,229
Sixt SE(2)	155	23,170
Sixt SE, Preference Shares	193	15,738
SMA Solar Technology AG	128	5,032
Software AG	355	13,393
Stabilus SA	292	17,149
Steico SE	77	7,723
STO SE & Co. KGaA, Preference Shares	45	10,271
STRATEC SE	85	10,915
Stroeer SE & Co. KGaA	379	28,589
Suedzucker AG	1,714	23,351
SUESS MicroTec SE(2)	143	2,767
Symrise AG	665	79,099
TAG Immobilien AG	2,120	54,643
Takkt AG	294	5,049
TeamViewer AG(2)	861	13,740
Technotrans SE	128	3,434
Telefonica Deutschland Holding AG	17,628	48,104
ThyssenKrupp AG(2)	5,850	62,020
Traffic Systems SE	40	1,290
UmweltBank AG	260	4,658
88

Avantis International Equity Fund
	Shares	Value
Uniper SE	1,851	$59,216
United Internet AG	861	29,281
Varta AG(1)	146	14,724
VERBIO Vereinigte BioEnergie AG	229	17,831
Villeroy & Boch AG, Preference Shares	155	4,141
Vitesco Technologies Group AG(2)	380	15,971
Volkswagen AG	155	40,089
Volkswagen AG, Preference Shares	895	175,937
Vonovia SE	2,110	112,005
Vossloh AG	187	8,301
Wacker Chemie AG	203	31,451
Wacker Neuson SE	447	10,525
Washtec AG	108	5,793
Westwing Group SE(2)	246	4,933
Wuestenrot & Wuerttembergische AG	218	4,311
Zalando SE(2)	392	25,945
		8,256,137
Hong Kong — 2.5%
AIA Group Ltd.	40,068	416,060
ASM Pacific Technology Ltd.	2,000	21,942
Atlas Corp.(1)	4,940	71,284
Bank of East Asia Ltd. (The)	21,400	36,073
BOC Hong Kong Holdings Ltd.	24,000	86,282
Bright Smart Securities & Commodities Group Ltd.	14,000	2,571
Budweiser Brewing Co. APAC Ltd.	4,600	14,278
C-Mer Eye Care Holdings Ltd.(1)	4,000	2,793
Cafe de Coral Holdings Ltd.	4,000	6,137
China Strategic Holdings Ltd.(2)	230,000	1,180
Chinese Estates Holdings Ltd.	7,500	2,501
Chow Sang Sang Holdings International Ltd.	5,000	7,018
Chow Tai Fook Jewellery Group Ltd.(2)	5,200	10,798
CK Asset Holdings Ltd.	17,406	109,937
CK Hutchison Holdings Ltd.	8,500	59,594
CK Infrastructure Holdings Ltd.	4,500	27,936
CLP Holdings Ltd.	14,000	142,622
Comba Telecom Systems Holdings Ltd.(1)(2)	18,000	4,382
Cowell e Holdings, Inc.(2)	11,000	12,457
Dah Sing Banking Group Ltd.	16,800	15,211
Dah Sing Financial Holdings Ltd.	3,200	10,363
Dairy Farm International Holdings Ltd.	2,300	6,118
Esprit Holdings Ltd.(2)	5,100	582
ESR Cayman Ltd.(2)	7,800	24,063
Fairwood Holdings Ltd.	2,000	3,838
Far East Consortium International Ltd.	15,000	5,188
First Pacific Co. Ltd.	24,000	9,395
Futu Holdings Ltd., ADR(1)(2)	726	31,037
Galaxy Entertainment Group Ltd.(2)	4,000	22,309
Giordano International Ltd.	4,000	809
Guotai Junan International Holdings Ltd.	40,000	5,384
Haitong International Securities Group Ltd.	31,000	6,816
Hang Lung Group Ltd.	9,000	19,856
89

Avantis International Equity Fund
	Shares	Value
Hang Lung Properties Ltd.	11,000	$23,077
Hang Seng Bank Ltd.	5,400	99,582
Health & Happiness H&H International Holdings Ltd.	1,500	2,327
Henderson Land Development Co. Ltd.	19,000	78,993
HK Electric Investments & HK Electric Investments Ltd.	8,000	7,893
HKT Trust & HKT Ltd.	16,000	21,590
Hong Kong & China Gas Co. Ltd.	29,332	44,357
Hong Kong Exchanges & Clearing Ltd.	3,600	174,444
Hongkong & Shanghai Hotels Ltd. (The)(2)	1,000	1,037
Hongkong Land Holdings Ltd.	8,500	46,031
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,304
Hysan Development Co. Ltd.	5,000	14,725
IGG, Inc.	10,000	5,989
IRC Ltd.(2)	202,000	5,307
Jardine Matheson Holdings Ltd.	600	35,773
Johnson Electric Holdings Ltd.	4,000	6,661
K Wah International Holdings Ltd.	11,000	4,175
Kerry Logistics Network Ltd.	728	1,766
Kerry Properties Ltd.	10,000	27,402
Lifestyle International Holdings Ltd.(2)	5,000	2,920
LK Technology Holdings Ltd.(1)	10,000	16,882
Luk Fook Holdings International Ltd.	5,000	13,284
Man Wah Holdings Ltd.	16,800	19,737
Melco Resorts & Entertainment Ltd., ADR(2)	529	5,301
MGM China Holdings Ltd.(1)(2)	800	515
Modern Dental Group Ltd.	6,000	3,119
MTR Corp. Ltd.	3,000	15,551
New World Development Co. Ltd.	23,000	91,992
NWS Holdings Ltd.	38,000	37,376
Oriental Watch Holdings(1)	2,828	1,551
Pacific Basin Shipping Ltd.	130,000	69,318
Pacific Century Premium Developments Ltd.(2)	2,268	166
Pacific Textiles Holdings Ltd.	12,000	5,822
PC Partner Group Ltd.	8,000	9,916
PCCW Ltd.	9,024	5,048
Perfect Medical Health Management Ltd.	7,000	3,990
Plover Bay Technologies Ltd.	16,000	7,641
Power Assets Holdings Ltd.	11,000	69,328
Realord Group Holdings Ltd.(1)(2)	6,000	7,479
Regencell Bioscience Holdings Ltd.(2)	100	3,587
Regina Miracle International Holdings Ltd.	2,000	1,424
Sa Sa International Holdings Ltd.(2)	4,000	714
Sands China Ltd.(2)	3,600	9,495
Shun Tak Holdings Ltd.(2)	16,000	4,089
Sino Land Co. Ltd.	19,055	24,051
SITC International Holdings Co. Ltd.	20,000	82,463
SJM Holdings Ltd.(2)	14,000	7,914
SmarTone Telecommunications Holdings Ltd.	1,500	856
Sun Hung Kai & Co. Ltd.	10,000	5,077
Sun Hung Kai Properties Ltd.	7,000	81,380
SUNeVision Holdings Ltd.	11,000	9,809
90

Avantis International Equity Fund
	Shares	Value
Swire Pacific Ltd., Class A	5,000	$27,631
Swire Properties Ltd.	5,800	15,083
Techtronic Industries Co. Ltd.	5,500	92,158
Texhong Textile Group Ltd.	4,000	4,978
Texwinca Holdings Ltd.	4,000	835
United Laboratories International Holdings Ltd. (The)	10,000	5,535
Value Partners Group Ltd.(1)	10,000	4,901
Vitasoy International Holdings Ltd.	6,000	11,127
VSTECS Holdings Ltd.	8,000	8,225
VTech Holdings Ltd.	2,400	19,731
WH Group Ltd.	95,923	66,990
Wharf Real Estate Investment Co. Ltd.	6,000	26,936
Wynn Macau Ltd.(2)	7,600	6,495
Xinyi Glass Holdings Ltd.	16,000	42,620
Yue Yuen Industrial Holdings Ltd.(2)	6,500	10,984
		2,763,271
Ireland — 0.6%
AIB Group plc(1)(2)	7,131	18,813
Bank of Ireland Group plc(2)	12,016	79,729
Cairn Homes plc(2)	7,836	11,121
CRH plc	3,767	171,241
Dalata Hotel Group plc(2)	1,290	6,079
FBD Holdings plc(2)	510	5,988
Glanbia plc	2,365	33,108
Glenveagh Properties plc(2)	8,853	12,120
Kerry Group plc, A Shares	374	44,558
Kingspan Group plc	1,070	104,499
Origin Enterprises plc	1,105	4,474
Smurfit Kappa Group plc	3,344	167,007
Uniphar plc(2)	1,590	5,955
		664,692
Israel — 1.0%
AFI Properties Ltd.	174	10,144
Airport City Ltd.(2)	717	16,205
Alony Hetz Properties & Investments Ltd.	537	9,403
Amot Investments Ltd.	717	5,506
Ashtrom Group Ltd.	80	2,221
AudioCodes Ltd.	183	5,186
Azrieli Group Ltd.	70	5,972
Bank Hapoalim BM	4,314	45,722
Bank Leumi Le-Israel BM	6,853	74,238
Bezeq The Israeli Telecommunication Corp. Ltd.(2)	9,376	15,393
Big Shopping Centers Ltd.	98	14,464
Caesarstone Ltd.	67	803
Camtek Ltd.(2)	290	9,613
Cellcom Israel Ltd.(2)	759	3,883
Check Point Software Technologies Ltd.(2)	280	40,566
Clal Insurance Enterprises Holdings Ltd.(2)	729	17,040
Cognyte Software Ltd.(2)	134	1,495
CyberArk Software Ltd.(2)	90	15,313
Danel Adir Yeoshua Ltd.	47	10,159
91

Avantis International Equity Fund
	Shares	Value
Delek Automotive Systems Ltd.	536	$8,510
Delek Group Ltd.(2)	84	10,377
Delta Galil Industries Ltd.	164	11,341
Elbit Systems Ltd.	111	22,819
Elco Ltd.	83	7,170
Electra Consumer Products 1970 Ltd.	158	9,197
Electra Ltd.	11	8,222
Energix-Renewable Energies Ltd.	935	3,812
Equital Ltd.(2)	35	1,399
Fattal Holdings 1998 Ltd.(2)	45	5,882
FIBI Holdings Ltd.	173	8,209
First International Bank of Israel Ltd.	339	14,582
Fiverr International Ltd.(2)	21	1,657
FMS Enterprises Migun Ltd.	27	945
Fox Wizel Ltd.	130	22,027
Gav-Yam Lands Corp. Ltd.	714	8,737
Gazit-Globe Ltd.	640	5,584
Harel Insurance Investments & Financial Services Ltd.	895	10,836
Hilan Ltd.	26	1,568
ICL Group Ltd.	3,029	34,399
IDI Insurance Co. Ltd.	30	1,040
Inmode Ltd.(2)	236	10,075
Inrom Construction Industries Ltd.	1,146	5,515
Isracard Ltd.	4,656	24,434
Israel Corp. Ltd. (The)(2)	34	17,867
Israel Discount Bank Ltd., A Shares	4,926	32,483
Ituran Location and Control Ltd.	393	8,084
Kamada Ltd.(2)	533	3,061
Kornit Digital Ltd.(2)	68	6,448
M Yochananof & Sons Ltd.	68	5,182
Matrix IT Ltd.	212	5,736
Maytronics Ltd.	330	7,117
Mediterranean Towers Ltd.	327	1,009
Melisron Ltd.(2)	83	6,590
Menora Mivtachim Holdings Ltd.(2)	483	11,303
Migdal Insurance & Financial Holdings Ltd.	3,642	6,374
Mivne Real Estate KD Ltd.	2,451	9,614
Mizrahi Tefahot Bank Ltd.	682	26,652
Neto Malinda Trading Ltd.(2)	370	17,088
Nice Ltd., ADR(2)	211	47,739
Nova Ltd.(2)	76	8,326
Novolog Ltd.	5,599	5,660
Oil Refineries Ltd.(2)	45,199	16,196
One Software Technologies Ltd.	600	10,676
Partner Communications Co. Ltd.(2)	2,031	15,593
Paz Oil Co. Ltd.(2)	218	31,451
Perion Network Ltd.(2)	476	10,824
Phoenix Holdings Ltd. (The)	1,467	18,171
Radware Ltd.(2)	185	6,366
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	98	8,109
Sapiens International Corp. NV	45	1,232
92

Avantis International Equity Fund
	Shares	Value
Scope Metals Group Ltd.	181	$7,937
Shapir Engineering and Industry Ltd.	867	8,550
Shikun & Binui Ltd.(2)	1,741	10,545
Shufersal Ltd.	2,170	19,407
Strauss Group Ltd.	234	7,693
Summit Real Estate Holdings Ltd.(2)	420	9,358
Taro Pharmaceutical Industries Ltd.(2)	51	2,491
Tel Aviv Stock Exchange Ltd.	917	5,440
Tera Light Ltd.(2)	69	148
Teva Pharmaceutical Industries Ltd., ADR(2)	5,571	45,292
Tower Semiconductor Ltd.(2)	396	18,514
Wix.com Ltd.(2)	66	6,044
ZIM Integrated Shipping Services Ltd.	728	50,807
		1,078,840
Italy — 2.3%
A2A SpA	20,434	36,456
ACEA SpA	668	12,686
Amplifon SpA	364	15,621
Anima Holding SpA	197	931
Arnoldo Mondadori Editore SpA(2)	2,193	4,813
Ascopiave SpA	1,761	6,904
Assicurazioni Generali SpA(1)	2,179	43,094
Atlantia SpA(2)	4,259	78,345
Autogrill SpA(2)	1,705	12,901
Azimut Holding SpA	969	23,122
Banca Generali SpA	776	28,603
Banca IFIS SpA	489	10,320
Banca Mediolanum SpA	3,320	27,208
Banca Monte dei Paschi di Siena SpA(2)	639	613
Banca Popolare di Sondrio SCPA	5,964	23,530
Banco BPM SpA	13,681	46,943
BFF Bank SpA	1,044	7,520
Biesse SpA(1)(2)	223	4,891
BPER Banca	13,155	26,291
Brembo SpA	1,664	19,642
Brunello Cucinelli SpA(2)	330	18,509
Buzzi Unicem SpA	568	10,832
Carel Industries SpA	333	8,157
Cementir Holding NV	699	5,561
CIR SpA-Compagnie Industriali(2)	10,844	4,872
CNH Industrial NV	9,034	128,504
Credito Emiliano SpA	1,683	12,086
Danieli & C Officine Meccaniche SpA(1)	239	5,532
Danieli & C Officine Meccaniche SpA, Preference Shares	502	7,880
Davide Campari-Milano NV	589	6,410
De' Longhi SpA	573	18,182
DiaSorin SpA	42	6,285
Digital Value SpA(2)	81	7,481
doValue SpA	489	3,949
El.En. SpA	488	7,077
Enav SpA(2)	4,093	18,815
93

Avantis International Equity Fund
	Shares	Value
Enel SpA	21,039	$155,035
Eni SpA, ADR(1)	6,764	209,481
ERG SpA	534	16,831
Falck Renewables SpA	779	7,660
Ferrari NV	449	96,485
Fila SpA	454	4,760
FinecoBank Banca Fineco SpA	1,755	29,249
Gruppo MutuiOnline SpA	307	12,727
GVS SpA	500	5,030
Hera SpA	11,095	43,021
Infrastrutture Wireless Italiane SpA(1)	103	1,052
Interpump Group SpA	205	11,067
Intesa Sanpaolo SpA	83,357	213,088
Iren SpA	14,150	39,832
Italgas SpA	7,481	48,290
Iveco Group NV(2)	929	7,755
Leonardo SpA(2)	4,135	36,863
Maire Tecnimont SpA(1)	2,273	7,155
MARR SpA	738	13,808
Mediobanca Banca di Credito Finanziario SpA	1,880	19,579
MFE-MediaForEurope NV, Class A(2)	524	471
MFE-MediaForEurope NV, Class B	7,657	9,378
Moncler SpA	821	49,301
Nexi SpA(2)	501	6,843
OVS SpA(2)	5,412	13,654
Piaggio & C SpA	2,541	7,462
Poste Italiane SpA	3,079	35,315
Prysmian SpA	1,027	33,808
RAI Way SpA	2,481	13,607
Recordati Industria Chimica e Farmaceutica SpA	641	31,352
Reply SpA	152	24,785
Safilo Group SpA(1)(2)	6,247	9,722
Saipem SpA(1)(2)	2,523	2,973
Salcef SpA	384	9,487
Salvatore Ferragamo SpA(2)	973	21,099
Sanlorenzo SpA/Ameglia	180	7,761
Saras SpA(2)	13,930	8,511
Sesa SpA	103	16,456
Snam SpA	6,797	37,766
Societa Cattolica Di Assicurazione SpA(2)	967	5,914
Stellantis NV	10,377	188,570
Technogym SpA	1,602	12,635
Telecom Italia SpA/Milano	49,767	20,909
Telecom Italia SpA/Milano, Preference Shares	37,591	15,610
Tenaris SA, ADR	967	25,074
Terna - Rete Elettrica Nazionale	7,929	64,961
Tinexta Spa	269	8,628
UniCredit SpA	10,670	134,810
Unieuro SpA(1)	231	4,573
Unipol Gruppo SpA	5,271	26,745
Webuild SpA(1)	6,794	12,797
		2,540,311
94

Avantis International Equity Fund
	Shares	Value
Japan — 20.1%
77 Bank Ltd. (The)	500	$6,752
A&D Co. Ltd.	200	1,534
ABC-Mart, Inc.	100	4,339
Acom Co. Ltd.	1,400	3,900
Adastria Co. Ltd.	300	4,423
ADEKA Corp.	800	18,554
Advantest Corp.	500	40,182
Aeon Co. Ltd.	4,100	92,880
Aeon Delight Co. Ltd.	200	5,193
AEON Financial Service Co. Ltd.	1,500	15,449
Aeon Mall Co. Ltd.	1,400	19,687
AGC, Inc.	2,000	88,725
Ai Holdings Corp.	100	1,507
Aica Kogyo Co. Ltd.	200	5,600
Aichi Bank Ltd. (The)	200	8,412
Aida Engineering Ltd.	200	1,732
Aiful Corp.	3,700	11,863
Ain Holdings, Inc.	100	5,580
Air Water, Inc.	3,300	48,043
Aisan Industry Co. Ltd.	200	1,297
Aisin Corp.	1,300	47,352
Ajinomoto Co., Inc.	2,400	69,938
Akatsuki, Inc.	100	2,566
Alconix Corp.	100	1,223
Alfresa Holdings Corp.	900	13,850
Alpen Co. Ltd.	400	7,373
Alps Alpine Co. Ltd.	3,200	32,129
Altech Corp.	300	5,063
Amada Co. Ltd.	2,700	23,924
Amano Corp.	400	7,842
ANA Holdings, Inc.(2)	100	2,202
Anritsu Corp.	700	9,834
AOKI Holdings, Inc.	100	522
Aoyama Trading Co. Ltd.(2)	100	592
Aozora Bank Ltd.	1,000	22,516
Arata Corp.	200	6,971
Arcland Sakamoto Co. Ltd.	400	5,474
Arcs Co. Ltd.	500	9,470
Argo Graphics, Inc.	100	2,777
Arisawa Manufacturing Co. Ltd.	200	1,759
ARTERIA Networks Corp.	100	1,158
Artnature, Inc.	200	1,271
ArtSpark Holdings, Inc.	900	5,572
Aruhi Corp.	200	1,753
Asahi Co. Ltd.	300	3,535
Asahi Diamond Industrial Co. Ltd.	200	1,001
Asahi Group Holdings Ltd.	700	28,238
Asahi Holdings, Inc.	1,400	1,681
Asahi Intecc Co. Ltd.	200	4,319
Asahi Kasei Corp.	8,100	76,017
95

Avantis International Equity Fund
	Shares	Value
ASAHI YUKIZAI Corp.	500	$9,126
Asanuma Corp.	100	4,701
Asia Pile Holdings Corp.	200	760
Asics Corp.	1,600	32,046
ASKUL Corp.	400	5,809
Astellas Pharma, Inc.	6,200	103,442
Autobacs Seven Co. Ltd.	500	6,265
Awa Bank Ltd. (The)	300	6,047
Axial Retailing, Inc.	100	2,895
Azbil Corp.	100	3,796
Bandai Namco Holdings, Inc.	500	36,656
Bando Chemical Industries Ltd.	200	1,500
Bank of Iwate Ltd. (The)	200	3,357
Bank of Kyoto Ltd. (The)	300	13,331
Bank of Nagoya Ltd. (The)	200	5,155
Bank of the Ryukyus Ltd.	100	726
BayCurrent Consulting, Inc.	100	39,989
Beenos, Inc.	300	4,029
Belc Co. Ltd.	100	4,789
Belluna Co. Ltd.	800	5,145
Benefit One, Inc.	400	9,265
Benesse Holdings, Inc.	500	10,184
Bic Camera, Inc.	400	3,480
BML, Inc.	200	5,801
Br Holdings Corp.	700	2,064
Bridgestone Corp.	3,200	131,779
Broadleaf Co. Ltd.	200	608
Brother Industries Ltd.	2,200	40,042
Bunka Shutter Co. Ltd.	700	6,631
Calbee, Inc.	700	15,740
Canon Marketing Japan, Inc.	400	8,360
Canon, Inc., ADR(1)	2,778	65,644
Capcom Co., Ltd.	1,200	29,125
Carenet, Inc.	800	5,813
Casio Computer Co. Ltd.	700	8,201
Cawachi Ltd.	200	4,271
Central Glass Co. Ltd.	400	7,178
Central Japan Railway Co.	400	54,046
Change, Inc.(2)	400	6,178
Chiba Bank Ltd. (The)	2,800	17,601
Chilled & Frozen Logistics Holdings Co. Ltd.	100	1,089
Chubu Electric Power Co., Inc.	1,700	16,981
Chubu Shiryo Co. Ltd.	400	3,662
Chudenko Corp.	200	3,809
Chugai Pharmaceutical Co. Ltd.	1,800	59,713
Chugoku Bank Ltd. (The)	800	6,295
Chugoku Electric Power Co., Inc. (The)	300	2,348
Citizen Watch Co. Ltd.	6,900	30,057
CKD Corp.	400	6,976
Cleanup Corp.	200	959
CMK Corp.(2)	200	1,074
96

Avantis International Equity Fund
	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	600	$7,639
COLOPL, Inc.	600	3,382
Colowide Co. Ltd.	100	1,505
Computer Engineering & Consulting Ltd.	300	2,958
COMSYS Holdings Corp.	500	12,091
Comture Corp.	200	5,150
Concordia Financial Group Ltd.	6,100	24,817
Cosmo Energy Holdings Co. Ltd.	1,400	31,644
Cosmos Pharmaceutical Corp.	200	27,730
Create Restaurants Holdings, Inc.	200	1,261
Create SD Holdings Co. Ltd.	200	5,486
Credit Saison Co. Ltd.	3,400	38,274
CTI Engineering Co. Ltd.	200	3,965
CyberAgent, Inc.	2,600	34,023
Cybozu, Inc.	200	2,418
Dai Nippon Printing Co. Ltd.	1,200	31,326
Dai-Dan Co. Ltd.	200	4,062
Dai-ichi Life Holdings, Inc.	6,900	143,300
Daicel Corp.	5,200	40,017
Daido Metal Co. Ltd.	200	1,109
Daido Steel Co. Ltd.	200	7,192
Daifuku Co. Ltd.	100	7,233
Daihen Corp.	200	7,530
Daiho Corp.	100	3,125
Daiichi Jitsugyo Co. Ltd.	200	7,606
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,776
Daiichi Sankyo Co. Ltd.	4,500	109,779
Daiki Aluminium Industry Co. Ltd.	200	3,032
Daikin Industries Ltd.	600	110,883
Daikokutenbussan Co. Ltd.	200	8,304
Daikyonishikawa Corp.	200	982
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	7,823
Daio Paper Corp.	800	11,885
Daiseki Co. Ltd.	360	14,666
Daishi Hokuetsu Financial Group, Inc.	300	6,939
Daito Pharmaceutical Co. Ltd.	200	5,251
Daito Trust Construction Co. Ltd.	700	77,448
Daiwa House Industry Co. Ltd.	2,500	70,901
Daiwa Securities Group, Inc.	9,400	55,577
Daiwabo Holdings Co. Ltd.	1,000	15,479
DCM Holdings Co. Ltd.	1,000	9,718
DeNA Co. Ltd.	400	6,147
Denka Co. Ltd.	1,000	30,713
Denso Corp.	1,000	70,320
Dentsu Group, Inc.	2,000	79,800
Denyo Co. Ltd.	200	3,011
Dexerials Corp.	1,400	39,972
DIC Corp.	1,600	36,447
Digital Arts, Inc.	100	5,631
Digital Garage, Inc.	600	20,898
Digital Holdings, Inc.	400	5,258
97

Avantis International Equity Fund
	Shares	Value
Dip Corp.	300	$8,901
Disco Corp.	200	56,627
DMG Mori Co. Ltd.	1,700	23,748
Doshisha Co. Ltd.	400	5,423
Doutor Nichires Holdings Co. Ltd.	300	4,230
Dowa Holdings Co. Ltd.	500	22,565
DTS Corp.	300	7,188
Duskin Co. Ltd.	100	2,441
DyDo Group Holdings, Inc.	200	8,978
Eagle Industry Co. Ltd.	200	1,805
Earth Corp.	100	4,892
East Japan Railway Co.	900	53,468
Ebara Corp.	1,200	62,629
Ebara Jitsugyo Co. Ltd.	300	5,827
EDION Corp.	700	7,298
Ehime Bank Ltd. (The)	100	836
Eiken Chemical Co. Ltd.	200	3,039
Eisai Co. Ltd.	300	14,884
Eizo Corp.	200	6,427
Elecom Co. Ltd.	200	2,757
Electric Power Development Co. Ltd.	1,600	25,386
en Japan, Inc.	500	13,208
ENEOS Holdings, Inc.	27,800	110,082
Enigmo, Inc.	600	3,678
eRex Co. Ltd.	500	8,079
ESPEC Corp.	200	3,602
Exedy Corp.	500	7,275
EXEO Group, Inc.	1,400	29,143
Ezaki Glico Co. Ltd.	100	3,411
F.C.C. Co. Ltd.	300	3,691
Fancl Corp.	300	8,518
FANUC Corp.	200	36,740
Fast Retailing Co. Ltd.	100	53,941
Ferrotec Holdings Corp.	1,200	25,396
Financial Products Group Co. Ltd.	1,000	7,447
Food & Life Cos. Ltd.	800	26,630
Foster Electric Co. Ltd.	100	690
FP Corp.	800	22,732
France Bed Holdings Co. Ltd.	200	1,625
Freee KK(2)	100	3,362
Fudo Tetra Corp.	100	1,352
Fuji Co. Ltd.	100	2,739
Fuji Corp./Aichi	400	8,134
Fuji Electric Co. Ltd.	1,500	77,177
Fuji Kyuko Co. Ltd.	200	6,998
Fuji Media Holdings, Inc.	600	6,512
Fuji Oil Holdings, Inc.	400	7,760
Fuji Seal International, Inc.	800	12,641
Fuji Soft, Inc.	200	9,807
Fujibo Holdings, Inc.	100	3,138
Fujicco Co. Ltd.	200	3,478
98

Avantis International Equity Fund
	Shares	Value
FUJIFILM Holdings Corp.	1,100	$69,921
Fujikura Ltd.(2)	5,100	27,575
Fujimi, Inc.	200	11,932
Fujimori Kogyo Co. Ltd.	200	6,941
Fujitec Co. Ltd.	600	14,384
Fujitsu General Ltd.	400	8,674
Fujitsu Ltd.	700	101,699
Fukuda Corp.	200	7,514
Fukui Computer Holdings, Inc.	100	2,750
Fukuoka Financial Group, Inc.	1,800	35,486
Fukushima Galilei Co. Ltd.	200	6,883
Fukuyama Transporting Co. Ltd.	200	6,907
FULLCAST Holdings Co. Ltd.	300	6,194
Funai Soken Holdings, Inc.	200	3,889
Furukawa Co. Ltd.	300	3,475
Furukawa Electric Co. Ltd.	300	5,939
Furuno Electric Co. Ltd.	100	899
Fuso Chemical Co. Ltd.	200	8,070
Futaba Industrial Co. Ltd.	200	677
Future Corp.	600	7,460
Fuyo General Lease Co. Ltd.	200	13,101
G-7 Holdings, Inc.	200	2,893
G-Tekt Corp.	100	1,265
Genky DrugStores Co. Ltd.	200	6,873
Geo Holdings Corp.	500	6,604
GLOBERIDE, Inc.	400	10,020
Glory Ltd.	1,100	19,950
GMO Financial Holdings, Inc.	200	1,421
GMO Internet, Inc.	400	9,106
GMO Payment Gateway, Inc.	100	9,673
Goldcrest Co. Ltd.	100	1,623
Goldwin, Inc.	200	10,566
GS Yuasa Corp.	800	17,226
GungHo Online Entertainment, Inc.	1,400	31,073
Gunma Bank Ltd. (The)	3,000	9,917
Gunze Ltd.	100	3,435
H-One Co. Ltd.	200	1,129
H.U. Group Holdings, Inc.	1,400	37,053
H2O Retailing Corp.	1,000	7,477
Hachijuni Bank Ltd. (The)	2,900	10,959
Hakuhodo DY Holdings, Inc.	2,500	33,221
Hakuto Co. Ltd.	700	15,091
Halows Co. Ltd.	200	5,090
Hamakyorex Co. Ltd.	200	5,067
Hamamatsu Photonics KK	100	5,067
Hankyu Hanshin Holdings, Inc.	400	11,967
Hanwa Co. Ltd.	500	14,544
Happinet Corp.	600	8,289
Haseko Corp.	1,800	22,977
Hazama Ando Corp.	1,100	8,860
Heiwa Corp.	700	11,809
99

Avantis International Equity Fund
	Shares	Value
Heiwa Real Estate Co. Ltd.	800	$28,605
Heiwado Co. Ltd.	400	6,972
Hikari Tsushin, Inc.	200	24,853
Hino Motors Ltd.	5,000	46,984
Hirata Corp.	100	4,563
Hirogin Holdings, Inc.	3,100	18,262
Hirose Electric Co. Ltd.	100	15,036
HIS Co. Ltd.(2)	300	5,164
Hisamitsu Pharmaceutical Co., Inc.	200	6,391
Hitachi Construction Machinery Co. Ltd.	1,500	36,707
Hitachi Ltd.	3,200	158,249
Hitachi Metals Ltd.(2)	400	7,130
Hitachi Transport System Ltd.	500	26,498
Hitachi Zosen Corp.	4,300	29,806
Hogy Medical Co. Ltd.	100	2,916
Hokkaido Electric Power Co., Inc.	1,300	5,692
Hokko Chemical Industry Co. Ltd.	200	1,524
Hokkoku Financial Holdings, Inc.	100	2,641
Hokuetsu Corp.	1,200	7,483
Hokuetsu Industries Co. Ltd.	100	761
Hokuhoku Financial Group, Inc.	1,100	8,946
Hokuriku Electric Power Co.	1,300	6,366
Hokuto Corp.	200	3,431
Honda Motor Co. Ltd., ADR	5,463	166,949
Honeys Holdings Co. Ltd.	100	892
Hoosiers Holdings	200	1,202
Horiba Ltd.	400	23,014
Hoshizaki Corp.	100	6,972
Hosiden Corp.	800	8,264
Hosokawa Micron Corp.	200	4,679
House Foods Group, Inc.	200	5,170
Hoya Corp.	784	102,131
HS Holdings Co. Ltd.	200	1,984
Hulic Co. Ltd.	1,400	12,754
Hyakugo Bank Ltd. (The)	2,000	6,167
Hyakujushi Bank Ltd. (The)	200	3,132
I-Net Corp./Kanagawa	100	1,141
I-PEX, Inc.	200	2,571
Ibiden Co. Ltd.	1,000	48,838
Ichibanya Co. Ltd.	100	4,070
Ichigo, Inc.	600	1,396
Ichikoh Industries Ltd.	200	882
Ichinen Holdings Co. Ltd.	100	1,137
Icom, Inc.	200	4,152
Idec Corp.	300	6,662
Idemitsu Kosan Co. Ltd.	3,000	80,420
IDOM, Inc.	900	5,155
IHI Corp.	1,400	32,400
Iida Group Holdings Co. Ltd.	1,100	20,415
Iino Kaiun Kaisha Ltd.	400	3,094
Inaba Denki Sangyo Co. Ltd.	600	13,967
100

Avantis International Equity Fund
	Shares	Value
Inabata & Co. Ltd.	400	$8,078
Inageya Co. Ltd.	300	3,753
Ines Corp.	100	1,359
Infocom Corp.	200	3,545
Infomart Corp.	200	1,192
Information Services International-Dentsu Ltd.	400	13,020
INFRONEER Holdings, Inc.	2,484	22,063
INPEX Corp.	11,000	113,383
Intage Holdings, Inc.	600	8,959
Inter Action Corp.	200	3,756
Internet Initiative Japan, Inc.	600	19,283
IR Japan Holdings Ltd.	100	3,566
Iseki & Co. Ltd.	500	5,212
Isetan Mitsukoshi Holdings Ltd.	3,400	27,419
Ishihara Sangyo Kaisha Ltd.	900	8,347
Isuzu Motors Ltd.	4,600	62,213
Ito En Ltd.	200	11,502
ITOCHU Corp.	3,900	127,096
Itochu Enex Co. Ltd.	600	5,460
Itochu Techno-Solutions Corp.	500	12,962
Itoham Yonekyu Holdings, Inc.	900	5,408
IwaiCosmo Holdings, Inc.	100	1,225
Iwatani Corp.	500	23,764
Iyo Bank Ltd. (The)	2,000	10,718
Izumi Co. Ltd.	300	8,388
J Front Retailing Co. Ltd.	3,900	32,666
J Trust Co. Ltd.	1,200	4,499
JAC Recruitment Co. Ltd.	300	4,782
Jaccs Co. Ltd.	500	14,121
JAFCO Group Co. Ltd.	2,100	31,588
Japan Airlines Co. Ltd.(2)	200	3,966
Japan Airport Terminal Co. Ltd.(2)	200	9,339
Japan Aviation Electronics Industry Ltd.	600	9,456
Japan Elevator Service Holdings Co. Ltd.	500	6,560
Japan Exchange Group, Inc.	1,900	35,580
Japan Investment Adviser Co. Ltd.	400	4,041
Japan Lifeline Co. Ltd.	600	5,731
Japan Material Co. Ltd.	500	7,339
Japan Petroleum Exploration Co. Ltd.	700	16,616
Japan Post Bank Co. Ltd.	700	6,142
Japan Post Holdings Co. Ltd.	15,400	127,292
Japan Post Insurance Co. Ltd.	2,200	37,573
Japan Pulp & Paper Co. Ltd.	200	7,333
Japan Securities Finance Co. Ltd.	700	5,585
Japan Steel Works Ltd. (The)	600	19,595
Japan Wool Textile Co. Ltd. (The)	700	5,512
JCR Pharmaceuticals Co. Ltd.	200	3,818
JCU Corp.	200	8,652
JDC Corp.	200	934
JFE Holdings, Inc.	6,400	95,280
JGC Holdings Corp.	3,500	35,080
101

Avantis International Equity Fund
	Shares	Value
JINS Holdings, Inc.	100	$5,619
JINUSHI Co. Ltd.	300	4,695
Joshin Denki Co. Ltd.	300	5,478
JSR Corp.	2,500	78,645
JTEKT Corp.	1,700	14,665
Juki Corp.	1,000	5,766
Juroku Financial Group, Inc.	200	4,236
Justsystems Corp.	200	9,731
JVCKenwood Corp.	4,600	7,427
K's Holdings Corp.	2,800	30,341
Kadokawa Corp.	400	10,151
Kaga Electronics Co. Ltd.	100	2,632
Kagome Co. Ltd.	800	21,357
Kajima Corp.	4,500	60,563
Kakaku.com, Inc.	800	17,601
Kaken Pharmaceutical Co. Ltd.	200	7,350
Kameda Seika Co. Ltd.	100	3,593
Kamei Corp.	100	916
Kamigumi Co. Ltd.	900	17,489
Kanamoto Co. Ltd.	300	5,944
Kandenko Co. Ltd.	900	6,844
Kaneka Corp.	500	16,354
Kanematsu Corp.	900	10,988
Kanematsu Electronics Ltd.	200	6,813
Kansai Electric Power Co., Inc. (The)	4,500	45,372
Kansai Paint Co. Ltd.	300	6,021
Kanto Denka Kogyo Co. Ltd.	1,200	12,558
Kao Corp.	1,300	60,771
Kasai Kogyo Co. Ltd.(2)	200	497
Katitas Co. Ltd.	500	15,783
Kato Sangyo Co. Ltd.	700	18,869
Kawasaki Heavy Industries Ltd.	700	12,915
Kawasaki Kisen Kaisha Ltd.(2)	600	42,271
KDDI Corp.	7,300	237,551
KeePer Technical Laboratory Co. Ltd.	300	5,667
Keihan Holdings Co. Ltd.	100	2,669
Keihanshin Building Co. Ltd.	300	3,899
Keikyu Corp.	300	3,143
Keio Corp.	200	8,183
Keisei Electric Railway Co. Ltd.	100	2,801
KEIWA, Inc.	200	8,141
Keiyo Bank Ltd. (The)	200	891
Kewpie Corp.	600	12,807
Keyence Corp.	200	94,600
KFC Holdings Japan Ltd.	100	2,531
KH Neochem Co. Ltd.	800	19,782
Ki-Star Real Estate Co. Ltd.	300	13,255
Kikkoman Corp.	300	22,364
Kinden Corp.	1,300	18,437
Kintetsu Group Holdings Co. Ltd.(2)	100	3,004
Kintetsu World Express, Inc.	500	13,104
102

Avantis International Equity Fund
	Shares	Value
Kirin Holdings Co. Ltd.	1,700	$28,263
Kissei Pharmaceutical Co. Ltd.	400	8,455
Kitanotatsujin Corp.	200	392
Kito Corp.	100	1,471
Kitz Corp.	900	5,137
Kiyo Bank Ltd. (The)	500	6,412
Koa Corp.	500	6,336
Koatsu Gas Kogyo Co. Ltd.	200	1,228
Kobe Bussan Co. Ltd.	700	23,177
Kobe Steel Ltd.	3,400	18,057
Koei Tecmo Holdings Co. Ltd.	260	9,029
Kohnan Shoji Co. Ltd.	300	9,540
Koito Manufacturing Co. Ltd.	500	25,861
Kokuyo Co. Ltd.	500	7,010
Komatsu Ltd.	5,300	121,921
Komeri Co. Ltd.	300	7,376
Komori Corp.	100	654
Konami Holdings Corp.	900	51,202
Konica Minolta, Inc.	4,500	19,065
Konishi Co. Ltd.	400	5,559
Konoike Transport Co. Ltd.	400	4,183
Koshidaka Holdings Co. Ltd.	100	556
Kotobuki Spirits Co. Ltd.	100	5,333
Kubota Corp.	4,700	84,326
Kumagai Gumi Co. Ltd.	400	10,056
Kura Sushi, Inc.	400	12,934
Kurabo Industries Ltd.	200	3,325
Kuraray Co. Ltd.	3,300	30,976
Kureha Corp.	300	24,075
Kurita Water Industries Ltd.	1,100	45,457
Kusuri no Aoki Holdings Co. Ltd.	200	11,760
KYB Corp.	300	8,058
Kyocera Corp.	1,100	63,308
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	5,050
Kyokuyo Co. Ltd.	200	5,687
Kyowa Kirin Co. Ltd.	1,500	38,386
Kyudenko Corp.	300	8,054
Kyushu Electric Power Co., Inc.	2,500	18,853
Kyushu Financial Group, Inc.	2,500	8,922
Kyushu Railway Co.	300	6,637
Lasertec Corp.	300	55,612
Lawson, Inc.	600	25,017
LEC, Inc.	400	3,337
Life Corp.	200	5,297
Lintec Corp.	500	11,145
Lion Corp.	600	7,864
Lixil Corp.	1,400	31,202
M&A Capital Partners Co. Ltd.(2)	100	4,389
M3, Inc.	1,000	37,623
Mabuchi Motor Co. Ltd.	100	3,457
Macnica Fuji Electronics Holdings, Inc.	800	18,829
103

Avantis International Equity Fund
	Shares	Value
Maeda Kosen Co. Ltd.	100	$2,895
Makino Milling Machine Co. Ltd.	600	19,593
Makita Corp.	800	28,513
Mani, Inc.	200	2,830
Marubeni Corp.	12,600	132,258
Marudai Food Co. Ltd.	200	2,655
Maruha Nichiro Corp.	800	17,455
Marui Group Co. Ltd.	500	9,840
Maruichi Steel Tube Ltd.	200	4,964
Maruwa Co. Ltd.	100	13,060
Maruwa Unyu Kikan Co. Ltd.	400	3,697
Maruzen Showa Unyu Co. Ltd.	200	5,566
Matsui Securities Co. Ltd.	1,500	10,539
MatsukiyoCocokara & Co.	100	3,855
Maxell Ltd.	700	7,211
Mazda Motor Corp.(2)	6,400	47,337
McDonald's Holdings Co. Japan Ltd.	700	30,099
MCJ Co. Ltd.	900	7,880
Mebuki Financial Group, Inc.	11,100	26,029
Media Do Co. Ltd.	200	4,383
Medipal Holdings Corp.	1,500	27,453
MedPeer, Inc.(2)	200	5,563
Megachips Corp.	200	6,375
Megmilk Snow Brand Co. Ltd.	400	7,044
Meidensha Corp.	400	7,830
MEIJI Holdings Co. Ltd.	1,000	60,018
Meiko Electronics Co. Ltd.	400	14,014
Meisei Industrial Co. Ltd.	200	1,282
Meitec Corp.	200	11,803
Melco Holdings, Inc.	200	6,705
Menicon Co. Ltd.	200	5,232
Mercari, Inc.(2)	600	18,792
Micronics Japan Co. Ltd.	1,300	18,723
Mie Kotsu Group Holdings, Inc.	200	807
Milbon Co. Ltd.	100	5,294
Mimasu Semiconductor Industry Co. Ltd.	100	2,134
MINEBEA MITSUMI, Inc.	3,000	65,853
Mirait Holdings Corp.	1,000	16,995
Miroku Jyoho Service Co. Ltd.	200	2,660
MISUMI Group, Inc.	600	19,235
Mitsuba Corp.(2)	200	668
Mitsubishi Chemical Holdings Corp.	9,600	68,197
Mitsubishi Corp.	6,000	201,742
Mitsubishi Electric Corp.	4,000	48,382
Mitsubishi Estate Co. Ltd.	4,300	65,654
Mitsubishi Gas Chemical Co., Inc.	1,300	23,065
Mitsubishi HC Capital, Inc.	6,030	31,359
Mitsubishi Heavy Industries Ltd.	1,800	53,087
Mitsubishi Kakoki Kaisha Ltd.	200	3,464
Mitsubishi Logisnext Co. Ltd.	400	3,248
Mitsubishi Logistics Corp.	200	4,783
104

Avantis International Equity Fund
	Shares	Value
Mitsubishi Materials Corp.	1,000	$17,999
Mitsubishi Motors Corp.(2)	5,700	14,959
Mitsubishi Shokuhin Co. Ltd.	400	10,783
Mitsubishi UFJ Financial Group, Inc., ADR(1)	47,838	294,682
Mitsuboshi Belting Ltd.	100	1,885
Mitsui & Co. Ltd.	6,300	157,076
Mitsui Chemicals, Inc.	1,800	46,016
Mitsui DM Sugar Holdings Co. Ltd.	100	1,785
Mitsui E&S Holdings Co. Ltd.(2)	200	596
Mitsui Fudosan Co. Ltd.	3,100	68,994
Mitsui High-Tec, Inc.	300	22,127
Mitsui Matsushima Holdings Co. Ltd.	100	1,384
Mitsui Mining & Smelting Co. Ltd.	1,000	29,283
Mitsui OSK Lines Ltd.	1,000	81,970
Mitsui-Soko Holdings Co. Ltd.	300	6,244
Mitsuuroko Group Holdings Co. Ltd.	400	3,769
Miura Co. Ltd.	200	5,482
Mixi, Inc.	300	5,835
Mizuho Financial Group, Inc., ADR(1)	52,445	138,979
Mizuho Leasing Co. Ltd.	300	8,104
Mizuno Corp.	100	1,976
Mochida Pharmaceutical Co. Ltd.	100	3,339
Modec, Inc.	100	1,023
Monex Group, Inc.	2,000	9,118
MonotaRO Co. Ltd.	800	15,058
Morinaga & Co. Ltd.	200	6,507
Morinaga Milk Industry Co. Ltd.	500	25,064
Moriroku Holdings Co. Ltd.	400	6,672
Morita Holdings Corp.	600	6,400
MrMax Holdings Ltd.	400	1,994
MS&AD Insurance Group Holdings, Inc.	2,800	94,743
Murata Manufacturing Co. Ltd.	1,400	95,151
Musashi Seimitsu Industry Co. Ltd.	600	9,365
Musashino Bank Ltd. (The)	400	6,608
Nabtesco Corp.	1,000	27,716
Nachi-Fujikoshi Corp.	200	7,272
Nagaileben Co. Ltd.	200	3,821
Nagase & Co. Ltd.	1,100	17,599
Nagoya Railroad Co. Ltd.(2)	500	9,182
Nakanishi, Inc.	400	7,476
Nankai Electric Railway Co. Ltd.	600	12,234
Nanto Bank Ltd. (The)	500	9,260
NEC Corp.	1,700	73,552
NEC Networks & System Integration Corp.	800	12,300
NET One Systems Co. Ltd.	600	14,762
Nexon Co. Ltd.	1,200	26,217
Nextage Co. Ltd.	900	19,326
NexTone, Inc.(2)	200	4,121
NGK Insulators Ltd.	3,700	57,461
NGK Spark Plug Co. Ltd.	2,100	37,843
NH Foods Ltd.	600	22,520
105

Avantis International Equity Fund
	Shares	Value
NHK Spring Co. Ltd.	4,400	$35,067
Nichi-iko Pharmaceutical Co. Ltd.	400	2,942
Nichias Corp.	1,000	22,653
Nichicon Corp.	100	1,063
Nichiha Corp.	300	6,757
Nichirei Corp.	800	17,629
Nichireki Co. Ltd.	100	1,125
Nidec Corp.	823	71,546
Nifco, Inc.	1,200	34,123
Nihon Dempa Kogyo Co. Ltd.(2)	200	2,082
Nihon Flush Co. Ltd.	400	3,579
Nihon House Holdings Co. Ltd.	300	1,214
Nihon Kohden Corp.	1,300	35,470
Nihon M&A Center Holdings, Inc.	1,000	14,791
Nihon Nohyaku Co. Ltd.	200	967
Nihon Parkerizing Co. Ltd.	100	860
Nihon Plast Co. Ltd.	200	937
Nihon Unisys Ltd.	600	16,438
Nikkon Holdings Co. Ltd.	500	9,524
Nikon Corp.	600	6,272
Nintendo Co. Ltd.	500	253,226
Nippn Corp.	700	10,384
Nippon Carbon Co. Ltd.	100	3,567
Nippon Chemi-Con Corp.(2)	500	7,906
Nippon Coke & Engineering Co. Ltd.	7,500	9,103
Nippon Denko Co. Ltd.	2,400	7,029
Nippon Densetsu Kogyo Co. Ltd.	100	1,387
Nippon Electric Glass Co. Ltd.	1,600	38,513
NIPPON EXPRESS HOLDINGS, Inc.	700	42,434
Nippon Gas Co. Ltd.	600	9,028
Nippon Kayaku Co. Ltd.	1,500	14,858
Nippon Koei Co. Ltd.	200	5,348
Nippon Light Metal Holdings Co. Ltd.	1,160	18,589
Nippon Paint Holdings Co. Ltd.	500	4,475
Nippon Paper Industries Co. Ltd.	1,900	18,136
Nippon Parking Development Co. Ltd.	3,300	4,027
Nippon Pillar Packing Co. Ltd.	200	5,079
Nippon Road Co. Ltd. (The)	200	16,972
Nippon Sanso Holdings Corp.	1,100	21,498
Nippon Seiki Co. Ltd.	400	3,390
Nippon Sheet Glass Co. Ltd.(2)	1,300	5,426
Nippon Shokubai Co. Ltd.	400	19,505
Nippon Signal Co. Ltd.	100	757
Nippon Soda Co. Ltd.	700	20,507
Nippon Steel Corp.	7,000	128,163
Nippon Steel Trading Corp.	200	9,487
Nippon Suisan Kaisha Ltd.	4,400	20,836
Nippon Telegraph & Telephone Corp.	5,700	163,823
Nippon Television Holdings, Inc.	800	9,152
Nippon Yakin Kogyo Co. Ltd.	200	4,920
Nippon Yusen KK	1,900	178,013
106

Avantis International Equity Fund
	Shares	Value
Nipro Corp.	2,100	$20,055
Nishi-Nippon Financial Holdings, Inc.	900	6,432
Nishi-Nippon Railroad Co. Ltd.	1,000	22,667
Nishimatsu Construction Co. Ltd.	300	9,980
Nishimatsuya Chain Co. Ltd.	800	9,977
Nishio Rent All Co. Ltd.	300	7,500
Nissan Chemical Corp.	800	45,472
Nissan Motor Co. Ltd.(2)	10,800	51,507
Nissei ASB Machine Co. Ltd.	200	5,248
Nissha Co. Ltd.	700	8,046
Nisshin Group Holdings Co. Ltd.	200	880
Nisshin Oillio Group Ltd. (The)	300	7,974
Nisshin Seifun Group, Inc.	400	5,678
Nisshinbo Holdings, Inc.	1,400	12,358
Nissin Electric Co. Ltd.	500	6,363
Nissin Foods Holdings Co. Ltd.	300	23,969
Nitori Holdings Co. Ltd.	200	30,096
Nittetsu Mining Co. Ltd.	200	11,580
Nitto Denko Corp.	1,300	94,872
Nitto Kogyo Corp.	400	5,623
Nittoc Construction Co. Ltd.	200	1,287
Nittoku Co. Ltd.	200	4,625
Noevir Holdings Co. Ltd.	100	4,507
NOF Corp.	200	8,701
Nojima Corp.	500	11,105
NOK Corp.	1,200	12,562
Nomura Co. Ltd.	100	809
Nomura Micro Science Co. Ltd.	200	6,406
Noritake Co. Ltd./Nagoya Japan	100	3,993
Noritsu Koki Co. Ltd.	300	5,397
Noritz Corp.	300	4,037
North Pacific Bank Ltd.	3,000	6,612
NS Solutions Corp.	200	6,370
NS United Kaiun Kaisha Ltd.	400	14,619
NSK Ltd.	2,500	16,129
NTN Corp.(2)	4,600	8,701
NTT Data Corp.	2,900	55,083
Obara Group, Inc.	200	5,407
Obayashi Corp.	5,200	43,540
Obic Co. Ltd.	100	16,083
Odakyu Electric Railway Co. Ltd.	700	11,549
Ogaki Kyoritsu Bank Ltd. (The)	400	7,065
Oiles Corp.	400	5,580
Oisix ra daichi, Inc.(2)	300	6,739
Oji Holdings Corp.	6,600	33,720
Okamoto Machine Tool Works Ltd.	200	7,320
Okamura Corp.	400	4,122
Okasan Securities Group, Inc.	1,000	3,404
Oki Electric Industry Co. Ltd.	1,000	7,368
Okinawa Electric Power Co., Inc. (The)	315	3,966
Okinawa Financial Group, Inc.	100	2,043
107

Avantis International Equity Fund
	Shares	Value
OKUMA Corp.	400	$16,314
Okumura Corp.	500	14,121
Okura Industrial Co. Ltd.	400	6,621
Okuwa Co. Ltd.	100	847
Olympus Corp.	4,100	83,273
Omron Corp.	200	13,610
Ono Pharmaceutical Co. Ltd.	1,400	34,468
Onward Holdings Co. Ltd.	1,000	2,397
Open House Group Co. Ltd.	600	27,281
Optim Corp.(2)	200	1,675
Optorun Co. Ltd.	900	14,573
Oracle Corp. (Tokyo)	100	7,143
Organo Corp.	100	7,118
Orient Corp.	3,800	4,176
Oriental Land Co. Ltd.	200	36,973
Oriental Shiraishi Corp.(2)	1,400	3,059
ORIX Corp., ADR	1,730	170,561
Osaka Gas Co. Ltd.	800	14,641
Osaka Organic Chemical Industry Ltd.	200	5,295
Osaka Soda Co. Ltd.	200	5,472
OSG Corp.	800	13,371
Otsuka Corp.	400	15,537
Otsuka Holdings Co. Ltd.	800	27,579
Outsourcing, Inc.	1,100	13,634
Pacific Industrial Co. Ltd.	700	6,206
Pack Corp. (The)	100	2,392
PAL GROUP Holdings Co. Ltd.	600	8,326
PALTAC Corp.	200	7,783
Pan Pacific International Holdings Corp.	1,400	22,915
Panasonic Corp.	14,000	146,206
Paramount Bed Holdings Co. Ltd.	400	7,051
Park24 Co. Ltd.(2)	500	7,473
Pasona Group, Inc.	400	8,801
Penta-Ocean Construction Co. Ltd.	3,000	15,792
PeptiDream, Inc.(2)	300	5,340
Persol Holdings Co. Ltd.	1,300	29,122
Pharma Foods International Co. Ltd.	300	4,211
Pigeon Corp.	300	5,524
Pilot Corp.	300	12,340
Piolax, Inc.	100	1,503
Plenus Co. Ltd.	200	3,479
Pola Orbis Holdings, Inc.	300	4,726
Poletowin Pitcrew Holdings, Inc.	100	921
Premium Group Co. Ltd.	200	7,237
Press Kogyo Co. Ltd.	2,300	7,486
Prestige International, Inc.	600	3,654
Prima Meat Packers Ltd.	200	4,222
PS Mitsubishi Construction Co. Ltd.	200	1,058
Raccoon Holdings, Inc.	300	2,937
Raito Kogyo Co. Ltd.	500	8,519
Raiznext Corp.	700	6,931
108

Avantis International Equity Fund
	Shares	Value
Rakus Co. Ltd.	400	$6,634
Rakuten Group, Inc.	2,100	17,851
Recruit Holdings Co. Ltd.	3,500	147,736
Relia, Inc.	500	4,597
Relo Group, Inc.	700	10,536
Renesas Electronics Corp.(2)	3,300	38,876
Rengo Co. Ltd.	3,800	28,442
RENOVA, Inc.(2)	200	2,495
Resona Holdings, Inc.	16,484	73,721
Resorttrust, Inc.	2,100	35,461
Restar Holdings Corp.	500	8,640
Ricoh Co. Ltd.	5,500	46,919
Ricoh Leasing Co. Ltd.	200	6,472
Riken Keiki Co. Ltd.	400	16,875
Riken Vitamin Co. Ltd.	500	7,561
Rinnai Corp.	300	24,680
Riso Kyoiku Co. Ltd.	1,600	5,015
Rohm Co. Ltd.	200	15,951
Rohto Pharmaceutical Co. Ltd.	1,000	33,542
Roland DG Corp.	300	7,939
Rorze Corp.	100	9,505
RS Technologies Co. Ltd.	200	9,777
Ryobi Ltd.	100	952
Ryohin Keikaku Co. Ltd.	2,100	30,928
Ryosan Co. Ltd.	200	4,083
S Foods, Inc.	200	5,751
S-Pool, Inc.	1,600	14,099
Saizeriya Co. Ltd.	200	5,115
Sakai Moving Service Co. Ltd.	100	3,851
Sakata INX Corp.	900	7,527
Sakata Seed Corp.	200	5,876
Sakura Internet, Inc.	200	899
Sala Corp.	200	1,162
San-A Co. Ltd.	100	3,713
San-Ai Oil Co. Ltd.	700	5,820
San-In Godo Bank Ltd. (The)	800	4,714
Sanei Architecture Planning Co. Ltd.	100	1,417
Sangetsu Corp.	300	4,208
Sanken Electric Co. Ltd.	600	27,238
Sanki Engineering Co. Ltd.	100	1,298
Sankyo Co. Ltd.	200	5,584
Sankyo Tateyama, Inc.	100	549
Sankyu, Inc.	500	17,336
Sanoh Industrial Co. Ltd.	100	614
Santen Pharmaceutical Co. Ltd.	1,700	19,375
Sanwa Holdings Corp.	1,700	18,999
Sanyo Chemical Industries Ltd.	100	4,468
Sanyo Denki Co. Ltd.	200	8,864
Sanyo Special Steel Co. Ltd.	800	14,821
Sapporo Holdings Ltd.	600	11,869
Sato Holdings Corp.	500	8,881
109

Avantis International Equity Fund
	Shares	Value
Sawai Group Holdings Co. Ltd.	300	$11,923
SB Technology Corp.	200	4,582
SBI Holdings, Inc.	3,300	86,565
SBS Holdings, Inc.	400	11,620
SCREEN Holdings Co. Ltd.	600	59,213
Scroll Corp.	1,200	9,585
SCSK Corp.	1,800	30,817
Secom Co. Ltd.	900	66,102
Sega Sammy Holdings, Inc.	500	9,120
Seibu Holdings, Inc.(2)	500	5,232
Seikitokyu Kogyo Co. Ltd.	200	1,427
Seiko Epson Corp.	3,600	55,370
Seiko Holdings Corp.	600	12,539
Seino Holdings Co. Ltd.	900	9,415
Seiren Co. Ltd.	400	8,031
Sekisui Chemical Co. Ltd.	3,500	57,316
Sekisui House Ltd.	2,500	50,970
Sekisui Jushi Corp.	100	1,669
Senko Group Holdings Co. Ltd.	700	5,750
Senshu Electric Co. Ltd.	200	10,792
Senshu Ikeda Holdings, Inc.	2,000	3,234
Septeni Holdings Co. Ltd.	1,000	5,604
Seria Co. Ltd.	300	7,696
Seven & i Holdings Co. Ltd.	3,100	150,839
Seven Bank Ltd.	6,000	12,808
SG Holdings Co. Ltd.	1,500	31,793
Sharp Corp.	2,100	19,858
Shibaura Electronics Co. Ltd.	400	23,235
Shibaura Machine Co. Ltd.	200	5,340
Shibuya Corp.	100	2,152
SHIFT, Inc.(2)	100	19,384
Shiga Bank Ltd. (The)	300	5,822
Shikoku Bank Ltd. (The)	200	1,393
Shikoku Chemicals Corp.	100	1,269
Shikoku Electric Power Co., Inc.	900	6,920
Shimadzu Corp.	600	21,610
Shimamura Co. Ltd.	100	9,071
Shimano, Inc.	200	46,574
Shimizu Corp.	3,800	25,153
Shin Nippon Air Technologies Co. Ltd.	200	3,579
Shin Nippon Biomedical Laboratories Ltd.	600	8,114
Shin-Etsu Chemical Co. Ltd.	1,100	171,807
Shin-Etsu Polymer Co. Ltd.	200	1,915
Shinko Electric Industries Co. Ltd.	1,000	42,711
Shinmaywa Industries Ltd.	500	4,063
Shinnihon Corp.	200	1,305
Shinoken Group Co. Ltd.	100	901
Shinsei Bank Ltd.	1,000	18,742
Shionogi & Co. Ltd.	600	39,895
Ship Healthcare Holdings, Inc.	1,000	19,905
Shiseido Co. Ltd.	1,500	86,079
110

Avantis International Equity Fund
	Shares	Value
Shizuoka Bank Ltd. (The)	2,400	$17,744
Shoei Co. Ltd.	200	7,941
Showa Denko KK	1,100	20,109
Showa Sangyo Co. Ltd.	200	4,769
Siix Corp.	300	2,934
Sinanen Holdings Co. Ltd.	200	6,023
Sinfonia Technology Co. Ltd.	300	3,426
Sinko Industries Ltd.	200	3,027
Sintokogio Ltd.	200	1,207
SKY Perfect JSAT Holdings, Inc.	1,200	4,512
Skylark Holdings Co. Ltd.(2)	500	6,561
SMC Corp.	53	31,661
SMS Co. Ltd.	300	8,171
Snow Peak, Inc.	400	9,885
Sodick Co. Ltd.	200	1,355
Softbank Corp.	8,300	104,865
SoftBank Group Corp.	2,700	121,165
Sohgo Security Services Co. Ltd.	700	25,273
Sojitz Corp.	2,640	43,605
Solasto Corp.	100	895
Sompo Holdings, Inc.	2,500	108,545
Sony Group Corp., ADR	5,027	515,418
Sotetsu Holdings, Inc.(2)	600	11,389
Sparx Group Co. Ltd.	2,100	4,654
Square Enix Holdings Co. Ltd.	400	19,507
St. Marc Holdings Co. Ltd.	300	4,193
Stanley Electric Co. Ltd.	500	11,881
Star Micronics Co. Ltd.	500	6,379
Starts Corp., Inc.	400	9,040
Starzen Co. Ltd.	200	3,695
Stella Chemifa Corp.	200	4,212
Strike Co. Ltd.	100	3,896
Subaru Corp.	3,900	63,963
Sugi Holdings Co. Ltd.	200	11,394
SUMCO Corp.	2,100	35,047
Sumida Corp.	700	5,533
Sumitomo Bakelite Co. Ltd.	500	20,859
Sumitomo Chemical Co. Ltd.	16,200	77,342
Sumitomo Corp.	9,200	150,104
Sumitomo Dainippon Pharma Co., Ltd.	800	8,780
Sumitomo Densetsu Co. Ltd.	100	2,015
Sumitomo Electric Industries Ltd.	5,600	74,341
Sumitomo Forestry Co. Ltd.	1,100	21,212
Sumitomo Heavy Industries Ltd.	1,100	26,654
Sumitomo Metal Mining Co. Ltd.	1,400	69,835
Sumitomo Mitsui Construction Co. Ltd.	300	1,153
Sumitomo Mitsui Financial Group, Inc., ADR(1)	27,263	194,385
Sumitomo Mitsui Trust Holdings, Inc.	1,800	63,958
Sumitomo Osaka Cement Co. Ltd.	600	17,824
Sumitomo Realty & Development Co. Ltd.	1,500	44,127
Sumitomo Riko Co. Ltd.	200	1,094
111

Avantis International Equity Fund
	Shares	Value
Sumitomo Rubber Industries Ltd.	1,400	$13,547
Sumitomo Seika Chemicals Co. Ltd.	200	5,692
Sumitomo Warehouse Co. Ltd. (The)	500	9,274
Sun Frontier Fudousan Co. Ltd.	500	4,701
Sundrug Co. Ltd.	300	8,167
Suntory Beverage & Food Ltd.	900	35,864
Suruga Bank Ltd.	2,600	10,196
Suzuken Co. Ltd.	700	22,565
Suzuki Motor Corp.	1,800	71,672
SWCC Showa Holdings Co. Ltd.	200	3,301
Sysmex Corp.	600	48,030
Systena Corp.	2,000	7,309
T Hasegawa Co. Ltd.	200	4,199
T&D Holdings, Inc.	2,700	39,213
T-Gaia Corp.	100	1,512
Tadano Ltd.	2,200	18,785
Taihei Dengyo Kaisha Ltd.	100	2,279
Taiheiyo Cement Corp.	1,500	28,843
Taikisha Ltd.	200	5,407
Taisei Corp.	1,800	59,853
Taisho Pharmaceutical Holdings Co. Ltd.	100	4,964
Taiyo Holdings Co. Ltd.	600	16,103
Taiyo Yuden Co. Ltd.	1,200	54,254
Takamatsu Construction Group Co. Ltd.	100	1,773
Takara Bio, Inc.	300	6,269
Takara Holdings, Inc.	1,700	16,891
Takara Leben Co. Ltd.	1,500	4,101
Takara Standard Co. Ltd.	100	1,188
Takasago International Corp.	400	9,612
Takasago Thermal Engineering Co. Ltd.	600	10,113
Takashimaya Co. Ltd.	1,900	18,546
Takeda Pharmaceutical Co. Ltd., ADR(1)	3,998	60,770
Takeuchi Manufacturing Co. Ltd.	400	8,942
Takuma Co. Ltd.	500	6,354
Tama Home Co. Ltd.	500	10,072
Tamron Co. Ltd.	200	4,110
Tamura Corp.	200	1,049
Tanseisha Co. Ltd.	800	5,111
Tatsuta Electric Wire and Cable Co. Ltd.	200	793
TBS Holdings, Inc.	600	9,715
TDK Corp.	3,800	153,798
TechMatrix Corp.	400	6,258
TechnoPro Holdings, Inc.	700	20,325
Teijin Ltd.	3,100	37,293
Teikoku Electric Manufacturing Co. Ltd.	400	4,874
Teikoku Sen-I Co. Ltd.	200	3,316
Terumo Corp.	800	25,983
THK Co. Ltd.	500	11,486
TIS, Inc.	1,800	42,603
TKC Corp.	200	5,461
Toa Corp. (Tokyo)	300	6,752
112

Avantis International Equity Fund
	Shares	Value
Toagosei Co. Ltd.	1,300	$12,366
Tobu Railway Co. Ltd.	2,000	49,161
TOC Co. Ltd.	200	1,241
Tocalo Co. Ltd.	600	7,046
Toda Corp.	4,500	30,050
Toho Bank Ltd. (The)	500	920
Toho Co. Ltd.	300	12,512
Toho Gas Co. Ltd.	100	2,675
Toho Holdings Co. Ltd.	300	4,936
Toho Titanium Co. Ltd.	600	5,685
Toho Zinc Co. Ltd.	200	4,777
Tohoku Electric Power Co., Inc.	5,300	34,415
Tokai Carbon Co. Ltd.	1,600	15,357
Tokai Corp/Gifu	200	3,277
TOKAI Holdings Corp.	2,800	22,285
Tokai Rika Co. Ltd.	500	6,636
Tokai Tokyo Financial Holdings, Inc.	1,400	5,119
Token Corp.	100	7,921
Tokio Marine Holdings, Inc.	3,200	182,083
Tokushu Tokai Paper Co. Ltd.	100	2,886
Tokuyama Corp.	500	7,705
Tokyo Century Corp.	500	21,921
Tokyo Electric Power Co. Holdings, Inc.(2)	14,400	45,201
Tokyo Electron Device Ltd.	200	9,413
Tokyo Electron Ltd.	400	196,311
Tokyo Gas Co. Ltd.	1,500	30,552
Tokyo Kiraboshi Financial Group, Inc.	500	8,480
Tokyo Ohka Kogyo Co. Ltd.	500	31,881
Tokyo Seimitsu Co. Ltd.	400	16,655
Tokyo Steel Manufacturing Co. Ltd.	900	8,805
Tokyo Tatemono Co. Ltd.	2,000	30,659
Tokyotokeiba Co. Ltd.	200	7,107
Tokyu Construction Co. Ltd.	2,800	17,355
Tokyu Corp.	1,000	13,336
Tokyu Fudosan Holdings Corp.	5,600	31,066
TOMONY Holdings, Inc.	1,400	4,198
Tomy Co. Ltd.	1,400	15,311
Topcon Corp.	1,300	17,142
Toppan, Inc.	2,300	45,320
Topre Corp.	500	5,185
Toray Industries, Inc.	12,500	71,284
Toridoll Holdings Corp.	200	4,250
Torii Pharmaceutical Co. Ltd.	100	2,543
Tosei Corp.	500	4,765
Toshiba Corp.	300	11,961
Toshiba TEC Corp.	400	17,021
Tosoh Corp.	2,600	40,347
Totetsu Kogyo Co. Ltd.	300	6,551
TOTO Ltd.	500	21,048
Towa Bank Ltd. (The)	200	1,007
Towa Corp.	500	10,292
113

Avantis International Equity Fund
	Shares	Value
Towa Pharmaceutical Co. Ltd.	600	$15,548
Toyo Construction Co. Ltd.	700	3,647
Toyo Engineering Corp.(2)	1,000	4,839
Toyo Gosei Co. Ltd.	100	8,392
Toyo Ink SC Holdings Co. Ltd.	200	3,352
Toyo Kanetsu KK	200	4,233
Toyo Seikan Group Holdings Ltd.	1,700	22,713
Toyo Suisan Kaisha Ltd.	200	8,407
Toyo Tire Corp.	900	11,929
Toyobo Co. Ltd.	1,700	18,401
Toyoda Gosei Co. Ltd.	1,000	19,032
Toyota Boshoku Corp.	600	10,980
Toyota Industries Corp.	600	45,637
Toyota Motor Corp., ADR(1)	3,891	711,858
Toyota Tsusho Corp.	1,500	62,272
TPR Co. Ltd.	200	2,421
Trancom Co. Ltd.	100	6,356
Transcosmos, Inc.	200	5,531
TRE Holdings Corp.	868	13,009
Trend Micro, Inc.	1,400	78,213
Tri Chemical Laboratories, Inc.	400	9,389
TS Tech Co. Ltd.	600	8,096
Tsubakimoto Chain Co.	400	11,439
Tsugami Corp.	500	5,544
Tsukishima Kikai Co. Ltd.	500	4,557
Tsumura & Co.	200	5,555
Tsuruha Holdings, Inc.	200	16,079
UACJ Corp.(2)	500	10,250
Ube Industries Ltd.	2,200	40,550
Uchida Yoko Co. Ltd.	200	8,308
Ulvac, Inc.	700	34,939
Unicharm Corp.	700	26,386
Unipres Corp.	100	671
United Super Markets Holdings, Inc.	900	8,313
Universal Entertainment Corp.(2)	100	2,057
Ushio, Inc.	500	8,169
USS Co. Ltd.	2,300	38,208
UT Group Co. Ltd.	200	6,085
V Technology Co. Ltd.	200	5,992
Valor Holdings Co. Ltd.	300	5,810
Valqua Ltd.	400	9,472
ValueCommerce Co. Ltd.	200	6,259
Vital KSK Holdings, Inc.	400	2,835
VT Holdings Co. Ltd.	300	1,288
Wacoal Holdings Corp.	200	3,433
Wacom Co. Ltd.	1,800	13,669
Wakita & Co. Ltd.	600	5,191
Welcia Holdings Co. Ltd.	400	10,667
West Japan Railway Co.	400	17,258
Xebio Holdings Co. Ltd.	800	6,700
Yahagi Construction Co. Ltd.	400	2,725
114

Avantis International Equity Fund
	Shares	Value
Yakult Honsha Co. Ltd.	200	$10,854
YAKUODO Holdings Co. Ltd.	200	4,240
YAMABIKO Corp.	500	5,791
Yamada Holdings Co. Ltd.	5,100	17,707
Yamaguchi Financial Group, Inc.	2,800	17,286
Yamaha Corp.	500	23,459
Yamaha Motor Co. Ltd.	2,300	51,703
Yamaichi Electronics Co. Ltd.	1,000	16,907
Yamato Corp.	200	1,260
Yamato Holdings Co. Ltd.	1,600	31,422
Yamato Kogyo Co. Ltd.	200	6,431
Yamazaki Baking Co. Ltd.	700	9,477
Yamazen Corp.	1,900	17,030
Yaoko Co. Ltd.	200	11,459
Yaskawa Electric Corp.	500	20,018
Yellow Hat Ltd.	500	7,099
Yodogawa Steel Works Ltd.	200	4,803
Yokogawa Bridge Holdings Corp.	500	9,134
Yokogawa Electric Corp.	1,200	19,361
Yokohama Rubber Co. Ltd. (The)	1,500	21,031
Yokorei Co. Ltd.	700	5,322
Yokowo Co. Ltd.	200	4,780
Yorozu Corp.	100	785
Yotai Refractories Co. Ltd.	200	2,186
Yuasa Trading Co. Ltd.	100	2,601
Yurtec Corp.	200	1,284
Z Holdings Corp.	7,600	37,201
Zenkoku Hosho Co. Ltd.	500	21,026
Zensho Holdings Co. Ltd.	1,100	26,425
Zeon Corp.	1,000	11,736
ZERIA Pharmaceutical Co. Ltd.	200	3,451
ZOZO, Inc.	400	11,390
		22,280,405
Netherlands — 3.7%
Aalberts NV	850	47,424
ABN AMRO Bank NV, CVA	6,245	83,104
Accell Group NV(2)	226	14,585
Adyen NV(2)	88	183,416
Aegon NV, NY Shares(1)	31,910	158,593
AerCap Holdings NV(2)	4,242	230,892
Akzo Nobel NV	1,540	146,519
AMG Advanced Metallurgical Group NV	720	28,521
Arcadis NV	530	24,223
ASM International NV	183	59,103
ASML Holding NV, NY Shares	1,353	901,788
ASR Nederland NV	2,982	128,885
B&S Group Sarl	176	1,427
Basic-Fit NV(2)	704	32,125
BE Semiconductor Industries NV	854	72,950
Boskalis Westminster	1,596	46,091
Brunel International NV	841	10,006
115

Avantis International Equity Fund
	Shares	Value
Coca-Cola Europacific Partners plc	1,390	$71,182
Constellium SE(2)	392	7,617
Corbion NV	582	21,544
Flow Traders	711	24,404
ForFarmers NV	632	2,578
Fugro NV(1)(2)	932	8,972
Heijmans NV, CVA	462	7,062
Heineken Holding NV	291	23,766
Heineken NV	725	73,543
IMCD NV(1)	81	13,158
ING Groep NV, ADR	28,840	335,698
InPost SA(1)(2)	415	2,563
Just Eat Takeaway.com NV(2)	1,120	45,329
Kendrion NV(1)	45	1,008
Koninklijke Ahold Delhaize NV	9,529	293,133
Koninklijke BAM Groep NV(2)	6,219	17,496
Koninklijke DSM NV	751	141,011
Koninklijke KPN NV	48,467	165,860
Koninklijke Philips NV	1,795	61,156
Koninklijke Vopak NV	765	28,349
Nedap N.V.	19	1,367
NN Group NV	3,179	152,576
OCI NV(2)	1,516	42,973
Pharming Group NV(2)	6,312	5,646
PostNL NV	7,561	30,399
Prosus NV(2)	1,877	116,527
Randstad NV	381	25,965
SBM Offshore NV	1,193	18,172
SIF Holding NV(1)	255	3,153
Signify NV	428	21,894
Sligro Food Group NV(2)	705	17,981
TKH Group NV, CVA	493	27,308
TomTom NV(1)(2)	753	6,286
Universal Music Group NV	1,205	27,513
Van Lanschot Kempen NV	419	10,600
Wolters Kluwer NV	401	40,858
		4,064,299
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(2)	3,341	13,528
Air New Zealand Ltd.(1)(2)	9,471	9,614
Arvida Group Ltd.	960	1,043
Auckland International Airport Ltd.(2)	7,581	36,707
Chorus Ltd.	6,898	34,207
Contact Energy Ltd.	4,639	25,599
Fisher & Paykel Healthcare Corp. Ltd.	1,195	22,457
Fletcher Building Ltd.	5,977	27,302
Genesis Energy Ltd.	6,539	12,215
Hallenstein Glasson Holdings Ltd.	237	943
Infratil Ltd.	2,076	11,195
Kathmandu Holdings Ltd.	4,584	4,085
Mercury NZ Ltd.	1,963	7,647
116

Avantis International Equity Fund
	Shares	Value
Meridian Energy Ltd.	2,645	$8,980
NZX Ltd.	2,074	1,983
Oceania Healthcare Ltd.	10,328	7,371
Pushpay Holdings Ltd.(2)	6,208	3,940
Ryman Healthcare Ltd.	830	5,646
Sanford Ltd.(2)	585	1,746
Scales Corp. Ltd.	162	555
SKYCITY Entertainment Group Ltd.	4,175	8,390
Spark New Zealand Ltd.	12,261	37,645
Summerset Group Holdings Ltd.	1,675	13,428
Synlait Milk Ltd.(1)(2)	167	382
Z Energy Ltd.	5,301	13,074
		309,682
Norway — 0.9%
ABG Sundal Collier Holding ASA	7,195	6,938
Adevinta ASA(2)	508	5,442
Aker BP ASA(1)	462	14,470
Atea ASA(2)	431	6,758
Austevoll Seafood ASA	108	1,525
Bakkafrost P/F	34	2,310
Bonheur ASA	230	9,106
Borr Drilling Ltd.(2)	3,895	8,584
Borregaard ASA	682	15,080
Bouvet ASA	260	1,909
BW Energy Ltd.(2)	49	130
BW LPG Ltd.	1,378	8,212
BW Offshore Ltd.	1,603	5,094
Crayon Group Holding ASA(2)	407	9,125
DNB Bank ASA	3,804	85,165
DNO ASA	6,539	8,296
Entra ASA	613	12,945
Equinor ASA, ADR	5,111	160,792
Europris ASA	1,242	7,922
Fjordkraft Holding ASA	637	2,652
FLEX LNG Ltd.	384	9,634
Frontline Ltd.(1)(2)	857	8,064
Gjensidige Forsikring ASA	310	7,668
Golden Ocean Group Ltd.(1)	1,164	15,078
Grieg Seafood ASA(2)	515	6,486
IDEX Biometrics ASA(1)(2)	13,201	2,961
Kahoot! ASA(1)(2)	1,016	3,181
Kitron ASA(1)	2,712	6,416
Kongsberg Automotive ASA(1)(2)	17,100	5,285
Kongsberg Gruppen ASA	294	10,369
Leroy Seafood Group ASA	712	6,216
Mowi ASA(1)	1,442	37,130
MPC Container Ships AS	2,352	7,416
Nordic Semiconductor ASA(2)	634	16,944
Norsk Hydro ASA	6,378	60,566
Norske Skog ASA(2)	1,236	6,686
Nykode Therapeutics AS(2)	2,710	14,356
117

Avantis International Equity Fund
	Shares	Value
Odfjell Drilling Ltd.(2)	354	$901
Orkla ASA	3,095	28,992
PGS ASA(1)(2)	8,947	2,497
Protector Forsikring ASA	851	10,751
Salmar ASA	167	12,270
Sbanken ASA	858	8,882
Scatec ASA	510	7,349
Schibsted ASA, B Shares	235	6,100
Schibsted ASA, Class A	204	5,863
SpareBank 1 Nord Norge	1,363	16,676
Sparebank 1 Oestlandet	512	8,056
SpareBank 1 SMN	1,594	26,341
SpareBank 1 SR-Bank ASA	1,147	16,996
Sparebanken More	30	1,483
Sparebanken Vest	955	11,354
Stolt-Nielsen Ltd.	82	1,469
Storebrand ASA	3,174	31,410
Subsea 7 SA	1,267	8,696
Telenor ASA	1,943	28,748
TGS ASA	1,885	21,309
TOMRA Systems ASA	438	20,613
Veidekke ASA	669	10,351
Wallenius Wilhelmsen ASA(2)	2,050	15,476
Yara International ASA	1,125	57,296
		956,790
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)(2)	47,877	8,853
Corticeira Amorim SGPS SA	399	4,320
CTT-Correios de Portugal SA	1,350	6,540
EDP - Energias de Portugal SA	11,686	57,056
EDP Renovaveis SA	452	10,987
Galp Energia SGPS SA	4,926	54,527
Jeronimo Martins SGPS SA	1,167	25,443
NOS SGPS SA	979	3,769
REN - Redes Energeticas Nacionais SGPS SA	6,650	19,293
Sonae SGPS SA	9,551	10,396
		201,184
Singapore — 1.2%
Ascendas India Trust	5,600	4,927
CapitaLand Integrated Commercial Trust	2,381	3,726
Capitaland Investment Ltd.(2)	15,400	42,200
Chip Eng Seng Corp. Ltd.	900	303
City Developments Ltd.	3,500	18,520
ComfortDelGro Corp. Ltd.	25,800	26,949
DBS Group Holdings Ltd.	9,252	232,596
Far East Orchard Ltd.	3,900	3,216
First Resources Ltd.	11,900	16,219
Frencken Group Ltd.	6,300	7,562
Fu Yu Corp. Ltd.	17,800	3,478
118

Avantis International Equity Fund
	Shares	Value
Golden Agri-Resources Ltd.	182,400	$38,567
GuocoLand Ltd.	800	864
Hour Glass Ltd. (The)	1,700	2,514
Hutchison Port Holdings Trust, U Shares	74,900	18,832
iFAST Corp. Ltd.	2,000	8,914
Japfa Ltd.	10,400	4,548
Jardine Cycle & Carriage Ltd.	500	8,075
Keppel Corp. Ltd.	9,400	41,848
Keppel Infrastructure Trust	21,100	8,414
Mandarin Oriental International Ltd.(2)	3,400	7,392
Nanofilm Technologies International Ltd.(1)	1,100	2,306
NetLink NBN Trust	1,500	1,058
Olam International Ltd.	11,500	14,664
OUE Ltd.	1,000	970
Oversea-Chinese Banking Corp. Ltd.	20,324	176,116
QAF Ltd.	5,200	3,283
Raffles Medical Group Ltd.	9,500	8,147
Razer, Inc.(2)	50,000	16,229
SATS Ltd.(2)	2,200	6,474
Sea Ltd., ADR(2)	571	83,138
Sembcorp Industries Ltd.	8,900	16,590
Sheng Siong Group Ltd.	5,700	6,404
SIA Engineering Co. Ltd.(2)	2,500	4,063
Singapore Airlines Ltd.(1)(2)	14,600	55,283
Singapore Exchange Ltd.	4,800	33,301
Singapore Post Ltd.	13,100	6,113
Singapore Press Holdings Ltd.	13,100	22,560
Singapore Technologies Engineering Ltd.	12,900	36,558
Singapore Telecommunications Ltd.	53,600	100,542
StarHub Ltd.	4,500	4,159
UMS Holdings Ltd.	7,375	6,602
United Overseas Bank Ltd.	3,900	86,679
UOL Group Ltd.	6,600	34,204
Venture Corp. Ltd.	2,600	33,915
Wilmar International Ltd.	17,900	58,176
Wing Tai Holdings Ltd.	4,300	5,568
Yangzijiang Shipbuilding Holdings Ltd.	32,800	33,553
Yanlord Land Group Ltd.	8,800	7,839
		1,364,158
Spain — 2.0%
Acciona SA	265	45,287
Acerinox SA	2,455	31,212
ACS Actividades de Construccion y Servicios SA(1)	1,928	46,847
Aena SME SA(2)	182	29,703
Almirall SA	764	10,000
Amadeus IT Group SA(2)	556	36,683
Applus Services SA	1,497	13,659
Atresmedia Corp. de Medios de Comunicacion SA	1,279	5,528
Banco Bilbao Vizcaya Argentaria SA, ADR	27,319	160,636
Banco de Sabadell SA(2)	68,269	59,030
Banco Santander SA, ADR	77,783	261,351
119

Avantis International Equity Fund
	Shares	Value
Bankinter SA	7,173	$40,731
CaixaBank SA	26,387	86,670
Cellnex Telecom SA	1,167	52,786
Cia de Distribucion Integral Logista Holdings SA(1)	542	9,844
CIE Automotive SA	454	12,137
Construcciones y Auxiliar de Ferrocarriles SA	289	10,092
Ebro Foods SA(1)	526	9,744
Enagas SA	4,377	92,502
Ence Energia y Celulosa SA(2)	1,443	4,618
Endesa SA	3,527	77,528
Ercros SA(2)	385	1,386
Faes Farma SA	2,981	11,403
Ferrovial SA	1,742	47,459
Fluidra SA	584	17,687
Fomento de Construcciones y Contratas SA	484	5,504
Gestamp Automocion SA	6,053	24,825
Global Dominion Access SA	1,242	5,766
Grifols SA(1)	808	15,320
Grupo Catalana Occidente SA	464	14,957
Iberdrola SA	13,043	147,980
Indra Sistemas SA(2)	855	9,831
Industria de Diseno Textil SA	2,325	60,649
Laboratorios Farmaceuticos Rovi SA	220	17,851
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,702	4,518
Mapfre SA	11,653	22,875
Mediaset Espana Comunicacion SA(2)	2,011	10,317
Melia Hotels International SA(2)	1,566	11,738
Miquel y Costas & Miquel SA	78	1,094
Naturgy Energy Group SA(1)	2,010	53,928
Neinor Homes SA(2)	540	7,199
Pharma Mar SA(1)	50	3,048
Prosegur Cash SA(1)	3,818	2,912
Prosegur Cia de Seguridad SA	2,790	6,628
Red Electrica Corp. SA	4,608	91,287
Repsol SA	21,429	278,064
Sacyr SA	11,530	26,981
Siemens Gamesa Renewable Energy SA(2)	615	14,151
Solaria Energia y Medio Ambiente SA(2)	1,101	20,359
Talgo SA(1)(2)	319	1,567
Tecnicas Reunidas SA(1)(2)	508	4,153
Telefonica SA, ADR	31,316	147,185
Unicaja Banco SA	20,803	19,613
Viscofan SA	433	26,851
Zardoya Otis SA	1,487	11,675
		2,243,349
Sweden — 3.6%
AAK AB	1,407	25,600
AcadeMedia AB	673	3,886
AddTech AB, B Shares	1,286	21,116
Africa Oil Corp.(1)(2)	2,600	5,949
AFRY AB	464	8,822
120

Avantis International Equity Fund
	Shares	Value
Alfa Laval AB	1,710	$55,457
Alimak Group AB	274	3,112
Ambea AB	451	2,394
Annehem Fastigheter AB, B Shares(2)	151	497
Arjo AB, B Shares	2,424	20,794
Assa Abloy AB, B Shares	2,571	67,483
Atlas Copco AB, B Shares	1,413	63,847
Atlas Copco AB, A Shares	2,432	124,723
Atrium Ljungberg AB, B Shares	320	6,700
Avanza Bank Holding AB	2,022	57,197
Axfood AB	923	24,179
Beijer Alma AB	713	17,533
Beijer Ref AB	2,350	35,406
Better Collective A/S(2)	287	4,610
Bilia AB, A Shares	790	10,259
BillerudKorsnas AB	2,133	29,919
BioArctic AB(2)	99	1,032
BioGaia AB, B Shares	118	6,062
Biotage AB	900	16,228
Boliden AB	3,354	149,187
Bonava AB, B Shares	824	5,889
Bravida Holding AB	855	10,353
Bure Equity AB	775	24,591
Byggmax Group AB	1,186	8,272
Castellum AB(1)	1,373	30,464
Catena AB	162	8,444
Catena Media plc(1)(2)	1,233	5,691
Cibus Nordic Real Estate AB	262	6,581
Cint Group AB(2)	610	5,738
Clas Ohlson AB, B Shares	1,811	20,286
Cloetta AB, B Shares	1,689	4,231
Coor Service Management Holding AB	784	5,974
Corem Property Group AB	6,921	17,275
Dios Fastigheter AB	1,235	12,742
Dometic Group AB	104	1,000
Electrolux AB, B Shares(1)	3,258	58,335
Electrolux Professional AB, B Shares(2)	3,519	20,386
Elekta AB, B Shares(1)	1,785	15,442
Embracer Group AB(2)	2,390	20,516
Eolus Vind AB, B Shares(1)	472	4,021
Epiroc AB, B Shares	2,925	47,415
Epiroc AB, A Shares	4,876	91,623
EQT AB	716	23,965
Essity AB, B Shares	2,321	59,733
Evolution AB	379	43,456
Fabege AB	1,768	26,340
Fastighets AB Balder, B Shares(2)	403	25,123
Ferronordic AB	267	3,104
Fingerprint Cards AB, B Shares(1)(2)	1,176	2,071
Fortnox AB	3,740	14,816
G5 Entertainment AB	124	2,945
121

Avantis International Equity Fund
	Shares	Value
GARO AB	383	$5,993
Getinge AB, B Shares	1,746	67,770
Granges AB	1,135	12,133
H & M Hennes & Mauritz AB, B Shares(1)	4,919	82,094
Hexagon AB, B Shares	4,158	56,173
Hexatronic Group AB	584	21,105
Hexpol AB	1,841	18,836
HMS Networks AB	126	5,361
Hoist Finance AB(1)(2)	1,730	4,490
Holmen AB, B Shares	523	25,610
Hufvudstaden AB, A Shares	917	12,158
Husqvarna AB, B Shares	5,584	67,254
Industrivarden AB, A Shares	1,066	29,438
Indutrade AB	1,857	41,079
International Petroleum Corp.(2)	2,000	14,343
Intrum AB	284	7,262
Investment AB Latour, B Shares	184	5,083
INVISIO AB	463	6,881
Inwido AB	628	9,724
JM AB	1,250	38,709
Karo Pharma AB(2)	252	1,557
KNOW IT AB	207	6,827
Kopparbergs Bryggeri AB, B Shares	454	8,019
Lifco AB, B Shares	785	17,844
Lime Technologies AB(1)	93	2,774
Lindab International AB	778	18,638
Loomis AB	1,390	39,203
Lundin Energy AB	591	21,807
Maha Energy AB(1)(2)	2,600	3,656
Mekonomen AB(2)	513	6,328
Millicom International Cellular SA, SDR(1)(2)	1,000	23,198
MIPS AB	249	19,325
Munters Group AB	204	1,374
Mycronic AB	817	15,486
NCC AB, B Shares	1,971	27,631
New Wave Group AB, B Shares	885	13,382
Nibe Industrier AB, B Shares	4,052	36,070
Nobia AB	1,165	5,113
Nolato AB, B Shares	2,030	19,074
Nordea Bank Abp	14,046	155,398
Nordic Entertainment Group AB, B Shares(2)	422	14,331
Nordic Waterproofing Holding AB	311	5,563
Nordnet AB publ	1,513	25,912
NP3 Fastigheter AB	89	2,417
Nyfosa AB	1,109	15,503
Pandox AB(2)	470	6,862
Paradox Interactive AB(1)	1,018	21,759
Peab AB, Class B	1,849	17,854
Platzer Fastigheter Holding AB, B Shares	531	6,027
Proact IT Group AB	345	2,495
Ratos AB, B Shares	1,684	8,980
122

Avantis International Equity Fund
	Shares	Value
RaySearch Laboratories AB(1)(2)	89	$445
Rejlers AB	199	2,672
Resurs Holding AB	1,899	5,446
Saab AB, B Shares	631	18,920
Sagax AB, B Shares	507	13,786
Samhallsbyggnadsbolaget i Norden AB(1)	6,754	31,219
Sandvik AB	5,608	120,867
SAS AB(1)(2)	6,440	646
Scandi Standard AB	736	2,659
Scandic Hotels Group AB(1)(2)	200	882
Sectra AB, B Shares(1)(2)	1,153	18,341
Securitas AB, B Shares	1,129	13,669
Sinch AB(2)	1,121	9,456
Skandinaviska Enskilda Banken AB, A Shares	7,803	89,893
Skanska AB, B Shares	3,827	86,618
SKF AB, B Shares	4,516	83,384
SkiStar AB	525	7,786
Solid Forsakring AB(2)	189	967
Spotify Technology SA(2)	155	24,209
SSAB AB, A Shares(2)	4,621	28,919
SSAB AB, B Shares(2)	8,714	47,128
Stillfront Group AB(1)(2)	1,580	5,141
Svenska Cellulosa AB SCA, B Shares	2,803	45,732
Svenska Handelsbanken AB, A Shares	8,726	82,956
Sweco AB, B Shares	1,505	21,122
Swedbank AB, A Shares	5,618	90,770
Swedish Orphan Biovitrum AB(2)	1,017	20,912
Tele2 AB, B Shares	923	12,231
Telefonaktiebolaget LM Ericsson, ADR	12,262	113,791
Telia Co. AB	24,488	91,051
Tethys Oil AB	639	4,557
TF Bank AB	201	3,561
Thule Group AB	941	36,951
Transtema Group AB(2)	1,003	3,429
Trelleborg AB, B Shares	3,882	77,997
Troax Group AB	724	19,146
Vitec Software Group AB, B Shares	386	16,311
Vitrolife AB	318	10,651
Volvo AB, B Shares	7,444	143,177
Volvo AB, A Shares	1,259	24,603
Wallenstam AB, B Shares	557	8,153
Wihlborgs Fastigheter AB	993	19,612
		3,950,483
Switzerland — 8.3%
ABB Ltd., ADR	6,021	202,787
Adecco Group AG	859	40,569
Alcon, Inc.	2,241	173,134
Allreal Holding AG	108	23,421
ALSO Holding AG(2)	84	22,412
Aluflexpack AG(2)	154	3,077
ams-OSRAM AG(2)	2,550	39,682
123

Avantis International Equity Fund
	Shares	Value
APG SGA SA(2)	4	$845
Arbonia AG	1,126	24,972
Aryzta AG(2)	9,863	11,267
Ascom Holding AG(2)	361	4,096
Autoneum Holding AG(2)	85	14,178
Bachem Holding AG, Class B	36	21,425
Baloise Holding AG	529	88,736
Banque Cantonale Vaudoise	176	15,067
Barry Callebaut AG	42	96,880
Belimo Holding AG	216	114,484
Bell Food Group AG	17	5,074
Bellevue Group AG	89	3,907
BKW AG	65	8,189
Bobst Group SA(2)	202	18,380
Bossard Holding AG, Class A	91	25,388
Bucher Industries AG	72	31,790
Burckhardt Compression Holding AG	65	31,909
Burkhalter Holding AG	46	3,103
Bystronic AG	14	16,249
Cembra Money Bank AG	180	12,351
Chocoladefabriken Lindt & Spruengli AG	1	112,245
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	7	74,254
Cie Financiere Richemont SA	2,801	375,072
Clariant AG(2)	2,715	49,013
Coltene Holding AG(2)	73	8,440
Comet Holding AG	138	41,916
COSMO Pharmaceuticals NV(2)	51	3,397
Credit Suisse Group AG, ADR(1)	22,786	188,668
Daetwyler Holding AG	76	26,106
DKSH Holding AG	629	53,423
dormakaba Holding AG	51	28,187
Dufry AG(2)	372	17,375
EFG International AG(2)	847	6,461
Emmi AG	40	46,767
EMS-Chemie Holding AG	27	26,707
Evolva Holding SA(2)	11,416	1,635
Flughafen Zurich AG(2)	162	29,147
Forbo Holding AG	18	30,780
Fundamenta Real Estate AG	318	6,779
Galenica AG	548	38,563
GAM Holding AG(2)	1,797	2,234
Geberit AG	217	141,956
Georg Fischer AG	63	77,511
Givaudan SA	14	58,456
Gurit Holding AG	6	9,862
Helvetia Holding AG	514	62,518
Holcim Ltd.(2)	2,775	139,688
Huber + Suhner AG	289	27,863
Implenia AG(2)	101	2,520
Ina Invest Holding AG(2)	20	423
Inficon Holding AG	27	31,657
124

Avantis International Equity Fund
	Shares	Value
Interroll Holding AG	11	$40,878
Intershop Holding AG	7	4,683
Julius Baer Group Ltd.	2,318	135,734
Kardex Holding AG	96	24,923
Komax Holding AG(2)	34	8,929
Kuehne + Nagel International AG	323	88,087
Landis+Gyr Group AG(2)	181	11,823
LEM Holding SA	6	14,256
Leonteq AG	202	13,819
Liechtensteinische Landesbank AG	79	4,763
Logitech International SA	1,700	127,209
Lonza Group AG	125	86,488
Medacta Group SA(2)	105	13,299
Medartis Holding AG(2)	54	8,090
Medmix AG(2)	220	8,104
Metall Zug AG, B Shares	4	8,704
Mobilezone Holding AG	1,460	21,589
Mobimo Holding AG(2)	69	23,159
Nestle SA	6,199	807,703
Novartis AG, ADR	8,513	744,547
OC Oerlikon Corp. AG	2,162	19,249
Orior AG	86	7,865
Partners Group Holding AG	192	259,543
Peach Property Group AG	168	10,158
PolyPeptide Group AG(2)	196	17,404
PSP Swiss Property AG	342	44,216
Rieter Holding AG(2)	59	10,431
Roche Holding AG	3,287	1,244,896
Roche Holding AG, Bearer Shares	163	68,038
Schindler Holding AG	149	33,399
Schindler Holding AG, Bearer Participation Certificate	301	69,063
Schweiter Technologies AG	10	12,899
Sensirion Holding AG(2)	193	21,875
SFS Group AG	137	19,903
SGS SA	43	123,038
Siegfried Holding AG(2)	35	26,458
SIG Combibloc Group AG(2)	1,594	35,772
Sika AG	252	83,622
Softwareone Holding AG(2)	836	15,091
Sonova Holding AG	123	47,625
St Galler Kantonalbank AG	62	30,348
Stadler Rail AG	318	12,269
Straumann Holding AG	67	106,427
Sulzer AG	326	27,449
Swatch Group AG (The)	374	22,157
Swatch Group AG (The), Bearer Shares	250	76,879
Swiss Life Holding AG	425	259,325
Swiss Prime Site AG	520	50,957
Swiss Re AG	1,578	150,787
Swisscom AG	270	161,733
Swissquote Group Holding SA	270	46,841
125

Avantis International Equity Fund
	Shares	Value
Tecan Group AG	146	$63,197
Temenos AG	442	44,427
TX Group AG(2)	61	9,585
u-blox Holding AG(2)	60	4,256
UBS Group AG(1)(2)	25,360	460,030
V-ZUG Holding AG(2)	38	4,358
Valiant Holding AG	140	14,544
Valora Holding AG(2)	44	8,727
VAT Group AG	94	35,522
Vetropack Holding AG	50	2,538
Vifor Pharma AG(2)	318	55,826
Vontobel Holding AG	557	43,983
VP Bank AG	24	2,571
VZ Holding AG	197	17,688
Ypsomed Holding AG	8	1,405
Zehnder Group AG	116	10,033
Zurich Insurance Group AG	860	394,737
		9,258,926
United Kingdom — 14.0%
3i Group plc	11,166	198,912
Aberdeen plc	11,000	30,489
Admiral Group plc	1,789	71,266
AG Barr plc	685	4,752
Airtel Africa plc	9,146	17,281
AJ Bell plc	2,395	9,861
Anglo American plc	8,031	407,667
Anglo Asian Mining plc	529	745
Antofagasta plc	3,453	69,916
AO World plc(1)(2)	4,668	5,966
Ashmore Group plc	2,920	9,775
Ashtead Group plc	3,206	208,332
ASOS plc(2)	317	8,313
Associated British Foods plc	2,413	61,739
Aston Martin Lagonda Global Holdings plc(2)	795	10,786
AstraZeneca plc, ADR	8,684	528,682
Atalaya Mining plc	1,621	9,463
Auto Trader Group plc	6,808	60,210
Avast plc	411	3,462
Avation plc(2)	285	359
AVEVA Group plc	241	7,980
Aviva plc	25,074	140,499
B&M European Value Retail SA	9,160	74,295
Babcock International Group plc(2)	2,270	9,999
BAE Systems plc	15,422	148,066
Balfour Beatty plc	1,849	5,873
Bank of Georgia Group plc	924	16,366
Barclays plc, ADR	27,964	276,844
Barratt Developments plc	12,137	98,858
Beazley plc	2,177	13,167
Bellway plc	1,639	63,043
Berkeley Group Holdings plc	1,710	88,931
126

Avantis International Equity Fund
	Shares	Value
Biffa plc	4,089	$17,850
Bioventix plc	97	3,953
Bloomsbury Publishing plc	1,593	8,639
Bodycote plc	2,068	20,659
boohoo Group plc(2)	5,993	7,204
BP plc, ADR	12,090	353,149
Brewin Dolphin Holdings plc	3,143	12,392
Britvic plc	3,501	40,156
BT Group plc	93,688	233,760
Bunzl plc	1,282	50,662
Burberry Group plc	3,361	87,138
Burford Capital Ltd.	2,226	21,632
Bytes Technology Group plc	2,614	16,163
Capita plc(2)	2,336	875
Capricorn Energy plc(1)(2)	12,461	36,893
Carnival plc, ADR(1)(2)	380	7,133
Centamin plc	15,784	20,951
Central Asia Metals plc	2,002	5,616
Centrica plc(2)	110,918	114,244
Cerillion plc	701	6,322
Chemring Group plc	1,059	4,330
Clinigen Group plc	497	6,107
Clipper Logistics plc	1,166	14,008
Close Brothers Group plc	2,096	32,747
CMC Markets plc	1,424	4,451
Coats Group plc	32,332	26,349
Coca-Cola HBC AG(2)	1,384	35,163
Compass Group plc	1,753	39,623
Computacenter plc	643	23,536
ContourGlobal plc	2,246	5,670
ConvaTec Group plc	3,280	7,930
Countryside Partnerships plc(2)	390	1,582
Cranswick plc	561	26,335
Crest Nicholson Holdings plc	4,562	18,724
Croda International plc	419	41,941
Currys PLC	686	861
CVS Group plc	810	18,215
DCC plc	810	63,563
De La Rue plc(2)	2,261	3,421
Dechra Pharmaceuticals plc	30	1,654
Devro plc	2,672	7,278
Diageo plc, ADR	1,898	379,012
Diploma plc	266	9,439
Direct Line Insurance Group plc	15,267	60,571
Diversified Energy Co. plc	6,380	10,051
Domino's Pizza Group plc	1,387	6,769
Dr. Martens plc	5,887	22,131
Drax Group plc	5,526	52,136
DS Smith plc	6,534	30,108
Dunelm Group plc	1,681	27,080
easyJet plc(2)	1,160	9,308
127

Avantis International Equity Fund
	Shares	Value
Eckoh plc	1,273	$728
Electrocomponents plc	2,385	31,461
EMIS Group plc	656	10,822
Ergomed plc(2)	532	8,310
Essentra plc	981	3,996
Evraz plc	4,911	13,802
Experian plc	3,307	129,186
Ferguson plc	1,539	234,510
Ferrexpo plc	4,115	9,334
Firstgroup plc(1)(2)	13,876	18,566
Forterra plc	2,009	6,497
Frasers Group plc(2)	4,573	38,672
Fresnillo plc	497	4,741
Frontier Developments plc(1)(2)	65	1,137
Games Workshop Group plc	365	36,615
Gamma Communications plc	370	7,272
Gateley Holdings plc	451	1,109
Genus plc	152	6,694
Georgia Capital plc(2)	584	4,379
GlaxoSmithKline plc, ADR	11,743	491,562
Glencore plc(2)	55,454	326,070
Go-Ahead Group plc (The)(2)	672	5,953
Golar LNG Ltd.(2)	1,158	20,149
Grafton Group plc	4,069	58,431
Grainger plc	4,141	15,459
Greggs plc	1,975	67,909
Gulf Keystone Petroleum Ltd.	636	1,666
Gym Group plc (The)(2)	298	842
Halfords Group plc	3,874	14,394
Halma plc	1,280	41,285
Harbour Energy plc(2)	8,634	45,722
Hargreaves Lansdown plc	3,944	59,776
Hays plc	11,502	20,931
Headlam Group plc	1,141	5,990
Helical plc	1,145	6,475
Helios Towers plc(2)	11,166	21,838
Hikma Pharmaceuticals plc	744	20,713
Hill & Smith Holdings plc	879	16,640
Hiscox Ltd.	2,060	25,348
Hochschild Mining plc	4,168	6,462
HomeServe plc	887	8,010
Hotel Chocolat Group plc(2)	183	1,130
Howden Joinery Group plc	7,466	84,926
HSBC Holdings plc, ADR	19,221	663,893
Hunting plc	2,569	8,006
Ibstock plc	6,036	14,366
IG Group Holdings plc	5,057	52,848
IMI plc	2,241	43,902
Impax Asset Management Group plc	1,397	18,170
Inchcape plc	5,005	50,061
Indivior plc(2)	13,135	49,425
128

Avantis International Equity Fund
	Shares	Value
Informa plc(2)	300	$2,375
IntegraFin Holdings plc	2,862	16,442
InterContinental Hotels Group plc(2)	551	38,368
Intermediate Capital Group plc	3,734	85,581
International Personal Finance plc	4,374	6,546
Intertek Group plc	1,307	93,819
Investec plc	9,925	53,830
IP Group plc	14,801	18,392
ITV plc(2)	12,599	18,563
IWG plc(2)	7,707	28,900
J D Wetherspoon plc(2)	378	4,404
J Sainsbury plc	20,840	76,860
Jadestone Energy plc	2,676	3,423
JD Sports Fashion plc	25,759	51,818
JET2 plc(2)	1,045	17,828
Johnson Matthey plc	2,250	56,541
Jubilee Metals Group plc(2)	28,078	6,026
Judges Scientific plc	96	9,436
Jupiter Fund Management plc	7,591	21,647
Just Group plc(2)	13,695	15,376
K3 Capital Group plc	1,453	5,681
Kainos Group plc	1,078	22,064
Kape Technologies plc(2)	1,411	6,205
Keller Group plc	1,301	13,767
Kingfisher plc	17,026	69,455
Knights Group Holdings plc	237	1,148
Lancashire Holdings Ltd.	652	4,105
Legal & General Group plc	51,659	191,005
Liberty Global plc, Class A(2)	1,044	26,914
Liberty Global plc, Class C(2)	2,576	66,641
Liontrust Asset Management plc	689	13,932
Lloyds Banking Group plc, ADR	129,776	328,333
London Stock Exchange Group plc	502	43,853
Lookers plc(2)	1,152	1,344
Luxfer Holdings plc	635	11,062
M&G plc	23,519	64,745
Man Group plc	15,864	40,853
Marks & Spencer Group plc(2)	31,253	72,843
Marshalls plc	1,809	15,405
Marston's plc(2)	6,983	7,242
McBride plc(2)	3,696	2,212
Mediclinic International plc(2)	6,963	30,693
Meggitt plc(2)	3,447	34,718
Micro Focus International plc, ADR	162	834
Mitchells & Butlers plc(1)(2)	2,602	8,237
Mitie Group plc	15,699	11,734
Molten Ventures plc(2)	2,262	20,597
Mondi plc	2,767	58,056
Moneysupermarket.com Group plc	4,312	12,093
Morgan Advanced Materials plc	3,279	13,325
Morgan Sindall Group plc	493	15,247
129

Avantis International Equity Fund
	Shares	Value
Mortgage Advice Bureau Holdings Ltd.	524	$8,054
Motorpoint group plc(2)	1,442	5,538
Naked Wines plc(1)(2)	964	5,467
National Grid plc, ADR	4,015	303,454
Natwest Group plc, ADR	13,113	80,120
Network International Holdings plc(2)	1,147	3,453
Next plc	1,513	138,534
Ninety One plc	5,891	19,499
Norcros plc	2,404	8,559
Ocado Group plc(2)	886	16,293
On the Beach Group plc(2)	178	676
OSB Group plc	2,623	17,528
Pagegroup plc	4,975	37,805
Pan African Resources plc	35,963	10,472
Paragon Banking Group plc	3,792	25,532
PayPoint plc	948	7,598
Pearson plc, ADR	1,762	15,576
Pennon Group plc	2,133	29,646
Persimmon plc	3,579	115,185
Petrofac Ltd.(2)	3,277	4,705
Petropavlovsk plc(2)	26,205	2,790
Phoenix Group Holdings plc	5,470	45,337
Playtech plc(2)	3,187	28,383
Plus500 Ltd.	1,313	24,501
Premier Foods plc	10,225	15,053
Provident Financial plc(2)	9,000	34,737
Prudential plc, ADR	5,306	160,400
PZ Cussons plc	2,000	5,630
QinetiQ Group plc	4,323	16,815
Quilter plc	13,962	24,282
Rathbones Group plc	909	20,027
Reach plc	5,624	17,179
Reckitt Benckiser Group plc	2,238	189,507
Redde Northgate plc	3,835	19,463
Redrow plc	4,467	34,054
RELX plc, ADR	7,723	235,783
Renewi plc(2)	877	7,215
Renishaw plc	107	6,721
Rentokil Initial plc	13,305	90,293
Restore plc	1,422	8,530
Rhi Magnesita NV	334	12,416
Rightmove plc	12,407	111,135
Rio Tinto plc, ADR(1)	6,688	525,543
Rolls-Royce Holdings plc(2)	23,152	31,937
Rotork plc	7,216	29,571
Royal Mail plc	8,658	45,503
Sabre Insurance Group plc	263	728
Saga plc(2)	108	405
Sage Group plc (The)	4,743	44,496
Savills plc	2,570	43,864
Schroders plc	879	35,985
130

Avantis International Equity Fund
	Shares	Value
Senior plc(2)	6,285	$11,775
Serco Group plc	3,080	5,485
Serica Energy plc	3,636	13,519
Severn Trent plc	1,404	54,016
Shanta Gold Ltd.	16,512	2,038
Shell plc, ADR	20,217	1,059,169
SIG plc(2)	12,374	6,381
Sirius Real Estate Ltd.	6,667	11,175
Smart Metering Systems plc	1,076	10,358
Smith & Nephew plc, ADR	2,446	87,175
Smiths Group plc	1,674	34,151
Softcat plc	1,227	25,682
Spectris plc	924	34,717
Speedy Hire plc	6,740	4,726
Spirax-Sarco Engineering plc	254	40,476
Spire Healthcare Group plc(2)	642	1,997
Spirent Communications plc	3,163	10,349
SSE plc	2,815	63,886
SSP Group plc(2)	3,100	11,526
St. James's Place plc	7,501	140,628
Standard Chartered plc (London)	18,166	129,462
SThree plc	2,722	16,168
Strix Group plc(1)	2,672	8,796
Studio Retail Group plc(2)	420	648
Superdry plc(2)	1,215	3,190
Synthomer plc	2,700	10,404
Tate & Lyle plc	7,106	71,333
Tatton Asset Management plc	821	5,095
Taylor Wimpey plc	50,329	100,949
TBC Bank Group plc	854	13,744
Telecom Plus plc	530	10,304
Tesco plc	27,194	105,348
TI Fluid Systems plc	1,823	5,310
Topps Tiles plc	1,038	833
TP Icap Group plc	4,487	7,177
Trainline plc(2)	174	475
Travis Perkins plc	2,650	51,443
Treatt plc	501	6,543
TUI AG(2)	2,877	9,206
Tullow Oil plc(2)	13,780	9,918
Ultra Electronics Holdings plc	39	1,666
Unilever plc, ADR	9,003	452,581
United Utilities Group plc	4,817	69,137
Vertu Motors plc	18,946	15,273
Vesuvius plc	1,468	7,800
Victrex plc	494	12,792
Virgin Money UK plc	16,432	40,667
Vistry Group plc	3,803	51,154
Vivo Energy plc	11,269	20,279
Vodafone Group plc, ADR(1)	20,211	357,735
Vp plc	87	1,056
131

Avantis International Equity Fund
	Shares	Value
Watkin Jones plc	3,373	$10,961
Weir Group plc (The)	1,376	29,007
WH Smith plc(2)	794	17,180
Whitbread plc(2)	334	13,038
Wickes Group plc	3,918	9,547
Wincanton plc	1,138	5,435
WPP plc, ADR(1)	1,117	78,737
Yellow Cake plc(2)	5,262	24,745
		15,530,424
United States†
Block, Inc.(2)	91	10,264
Cazoo Group Ltd.(2)	548	1,935
		12,199
TOTAL COMMON STOCKS (Cost $95,580,577)		109,620,117
RIGHTS†
Italy†
Banca Popolare di Sondrio SpA(2)	5,964	67
New Zealand†
NZX Ltd.(2)	230	—
Sweden†
Stillfront Group AB(2)	1,580	785
TOTAL RIGHTS (Cost $—)		852
SHORT-TERM INVESTMENTS — 6.4%
Money Market Funds — 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,215,874	4,215,874
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,841,395	2,841,395
TOTAL SHORT-TERM INVESTMENTS (Cost $7,057,269)		7,057,269
TOTAL INVESTMENT SECURITIES — 105.2% (Cost $102,637,846)		116,678,238
OTHER ASSETS AND LIABILITIES — (5.2)%		(5,716,008)
TOTAL NET ASSETS — 100.0%		$110,962,230

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	March 2022	$873,600	$(16,869)
^Amount represents value and unrealized appreciation (depreciation).

132

Avantis International Equity Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.2%
Industrials	16.1%
Materials	12.1%
Consumer Discretionary	10.8%
Health Care	8.1%
Information Technology	7.0%
Consumer Staples	6.5%
Energy	6.5%
Communication Services	5.0%
Utilities	4.6%
Real Estate	1.9%
Short-Term Investments	6.4%
Other Assets and Liabilities	(5.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,390,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,627,389, which includes securities collateral of $2,785,994.

See Notes to Financial Statements.

133

FEBRUARY 28, 2022 (UNAUDITED)

Avantis International Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.3%
Australia — 9.4%
Adairs Ltd.(1)	10,087	$21,072
Adbri Ltd.	41,613	100,583
Aeris Resources Ltd.(1)(2)	389,885	36,136
Alkane Resources Ltd.(2)	84,644	63,881
Alliance Aviation Services Ltd.(2)	9,551	22,381
Aurelia Metals Ltd.(2)	329,886	107,813
Austal Ltd.	45,202	63,082
Australian Agricultural Co. Ltd.(2)	6,913	8,303
Australian Finance Group Ltd.	51,743	83,323
Australian Pharmaceutical Industries Ltd.	79,385	88,326
Bank of Queensland Ltd.	92,248	537,034
Beach Energy Ltd.	483,396	538,443
Bega Cheese Ltd.	32,322	110,611
Bendigo & Adelaide Bank Ltd.	109,009	760,785
Byron Energy Ltd.(2)	7,834	795
Challenger Ltd.	97,841	481,166
Champion Iron Ltd.	59,052	278,431
Coronado Global Resources, Inc.(2)	257,710	309,850
Costa Group Holdings Ltd.	60,395	119,563
CSR Ltd.	119,094	497,162
Dacian Gold Ltd.(1)(2)	57,096	8,661
Eclipx Group Ltd.(2)	76,422	129,270
Emeco Holdings Ltd.	88,013	58,676
Fleetwood Ltd.	1,403	2,018
Gold Road Resources Ltd.	239,688	267,473
Grange Resources Ltd.	110,167	78,201
HUB24 Ltd.	126	2,592
Humm Group Ltd.(1)	50,226	32,245
IGO Ltd.	77,043	618,068
Iluka Resources Ltd.	78,171	615,055
Imdex Ltd.	58,198	114,274
Inghams Group Ltd.(1)	78,223	192,126
Integrated Research Ltd.(1)(2)	13,306	6,692
InvoCare Ltd.(1)	34,430	324,466
JB Hi-Fi Ltd.(1)	1,944	69,925
Karoon Energy Ltd.(2)	146,081	219,851
Lovisa Holdings Ltd.	6,765	98,920
MACA Ltd.	43,040	24,102
Macmahon Holdings Ltd.	111,757	14,281
Mayne Pharma Group Ltd.(2)	223,000	37,480
McMillan Shakespeare Ltd.	17,332	151,489
Medusa Mining Ltd.	4,832	2,685
Metcash Ltd.	220,661	662,097
Money3 Corp. Ltd.	24,174	52,964
Mount Gibson Iron Ltd.	98,675	37,846
Myer Holdings Ltd.(2)	187,519	55,292
MyState Ltd.	7,500	26,386
New Hope Corp. Ltd.(1)	138,775	257,277
134

Avantis International Small Cap Value Fund
	Shares	Value
nib holdings Ltd.	74,771	$353,335
Nick Scali Ltd.	16,045	139,541
Nine Entertainment Co. Holdings Ltd.	191,474	388,881
NRW Holdings Ltd.	136,556	215,332
OFX Group Ltd.(2)	16,524	27,773
Orica Ltd.	39,595	422,151
Orora Ltd.	138,357	374,521
Pacific Current Group Ltd.	868	4,840
Perenti Global Ltd.	163,178	90,912
Perseus Mining Ltd.	332,298	440,158
Platinum Asset Management Ltd.	40,670	70,097
Premier Investments Ltd.	19,428	391,757
Ramelius Resources Ltd.	204,754	226,407
Red 5 Ltd.(2)	97,638	21,478
Regis Resources Ltd.(1)	154,229	218,767
Reject Shop Ltd. (The)(2)	3,585	16,470
Resimac Group Ltd.(1)	17,203	22,272
Resolute Mining Ltd.(2)	203,821	38,297
Sandfire Resources Ltd.	78,484	386,921
Senex Energy Ltd.	30,584	102,063
Service Stream Ltd.(2)	87,623	59,649
Silver Lake Resources Ltd.(2)	181,307	242,627
Southern Cross Media Group Ltd.	65,243	84,071
Super Retail Group Ltd.	41,304	331,954
Tassal Group Ltd.	30,862	80,185
Viva Energy Group Ltd.	226,390	403,616
West African Resources Ltd.(2)	274,129	218,119
Western Areas Ltd.(2)	51,148	127,817
Westgold Resources Ltd.	84,781	138,247
Whitehaven Coal Ltd.	231,777	542,400
		14,569,810
Austria — 0.8%
IMMOFINANZ AG(2)	993	25,586
Oesterreichische Post AG(1)	3,090	125,586
Palfinger AG	824	24,516
POLYTEC Holding AG(1)	6,121	50,307
Porr AG(2)	7,672	103,063
S IMMO AG	3,585	91,889
Semperit AG Holding	8,741	275,083
UNIQA Insurance Group AG	74,940	599,775
		1,295,805
Belgium — 1.4%
Bekaert SA	16,701	726,634
bpost SA(2)	14,882	100,249
Cie d'Entreprises CFE	3,231	429,454
Deceuninck NV(1)	6,823	21,016
Euronav NV	28,042	312,231
Gimv NV	881	52,278
Ion Beam Applications	6,058	125,114
Jensen-Group NV	250	7,558
KBC Ancora	1,621	178,447
135

Avantis International Small Cap Value Fund
	Shares	Value
Tessenderlo Group SA(2)	6,181	$226,868
		2,179,849
Canada — 10.1%
5N Plus, Inc.(2)	8,700	15,993
Advantage Energy Ltd.(1)(2)	26,700	156,092
Aecon Group, Inc.	8,800	122,263
Alaris Equity Partners Income	1,400	20,323
Algoma Central Corp.	200	2,761
Argonaut Gold, Inc.(2)	34,000	61,964
Athabasca Oil Corp.(2)	62,300	96,829
AutoCanada, Inc.(1)(2)	3,160	81,724
B2Gold Corp.	105,000	424,142
Badger Infrastructure Solutions Ltd.	504	12,080
Baytex Energy Corp.(1)(2)	128,800	588,364
Birchcliff Energy Ltd.(1)	44,015	234,052
Bird Construction, Inc.(1)	4,000	29,980
Calibre Mining Corp.(2)	24,200	24,630
Canaccord Genuity Group, Inc.	579	5,897
Canacol Energy Ltd.(1)	15,500	39,254
Canadian Western Bank(1)	9,100	266,431
Canfor Corp.(2)	7,500	169,763
Capital Power Corp.	17,700	543,917
Capstone Mining Corp.(2)	41,300	214,076
Cardinal Energy Ltd.(2)	25,400	129,856
Cascades, Inc.	10,800	111,877
Celestica, Inc.(2)	9,600	114,140
Centerra Gold, Inc.	39,700	387,134
CES Energy Solutions Corp.	11,400	22,845
China Gold International Resources Corp. Ltd.(1)	2,500	7,396
Chorus Aviation, Inc.(2)	12,431	42,761
Copper Mountain Mining Corp.(2)	21,000	58,485
Corus Entertainment, Inc., B Shares(1)	23,366	93,648
Crescent Point Energy Corp.	17,130	122,579
Dorel Industries, Inc., Class B(1)	3,777	34,328
DREAM Unlimited Corp., Class A	2,350	87,233
Dundee Precious Metals, Inc.	28,800	170,414
Element Fleet Management Corp.	55,582	545,515
Endeavour Mining plc	20	528
Enerplus Corp.	46,800	598,154
Equitable Group, Inc.	2,700	161,340
ERO Copper Corp.(2)	3,500	50,091
Evertz Technologies Ltd.	1,700	17,892
Exchange Income Corp.	600	19,243
Extendicare, Inc.(1)	5,700	34,537
First National Financial Corp.(1)	1,700	59,228
Freehold Royalties Ltd.(1)	7,600	84,844
Frontera Energy Corp.(2)	445	4,585
Galiano Gold, Inc.(1)(2)	6,066	3,781
GCM Mining Corp.	7,900	35,028
Great Panther Mining Ltd.(1)(2)	19,500	4,231
Heroux-Devtek, Inc.(2)	2,600	36,041
136

Avantis International Small Cap Value Fund
	Shares	Value
Home Capital Group, Inc.(2)	3,253	$98,321
Hudbay Minerals, Inc.	32,200	262,427
IAMGOLD Corp.(2)	37,500	110,059
Interfor Corp.	11,430	348,175
Jaguar Mining, Inc.	3,200	11,664
Karora Resources, Inc.(2)	10,789	44,348
Kelt Exploration Ltd.(2)	25,800	117,041
Laurentian Bank of Canada(1)	4,700	157,853
Linamar Corp.	6,500	339,436
Lundin Gold, Inc.(2)	6,000	48,379
Lundin Mining Corp.	56,500	545,164
Major Drilling Group International, Inc.(2)	3,900	28,585
Martinrea International, Inc.	10,360	80,837
Methanex Corp.	11,500	598,726
Mullen Group Ltd.(1)	2,282	22,253
New Gold, Inc. (Toronto)(2)	58,300	100,731
North American Construction Group Ltd.	3,549	53,648
NuVista Energy Ltd.(2)	3,188	24,297
Obsidian Energy Ltd.(1)(2)	9,400	80,021
OceanaGold Corp.(2)	41,400	78,064
Onex Corp.	3,900	261,908
Paramount Resources Ltd., A Shares(1)	6,300	139,768
Parex Resources, Inc.	21,900	482,923
Peyto Exploration & Development Corp.(1)	25,100	216,642
Precision Drilling Corp.(1)(2)	10	583
Pretium Resources, Inc.(2)	16,300	237,781
Real Matters, Inc.(2)	7,600	33,218
Resolute Forest Products, Inc.	7,600	94,977
Russel Metals, Inc.(1)	10,082	249,763
Secure Energy Services, Inc.	3,094	14,963
Sierra Metals, Inc.(1)	6,600	9,893
Spin Master Corp.(2)	1,567	57,389
SSR Mining, Inc.	28,300	560,195
Stelco Holdings, Inc.	2,900	89,025
SunOpta, Inc.(2)	5,000	26,667
Tamarack Valley Energy Ltd.	69,200	281,714
Taseko Mines Ltd.(1)(2)	22,300	42,401
Torex Gold Resources, Inc.(2)	7,300	92,611
Tourmaline Oil Corp.	19,100	753,452
Trican Well Service Ltd.(1)(2)	22,900	61,609
Turquoise Hill Resources Ltd.(2)	5,930	121,969
Vermilion Energy, Inc.(2)	34,200	639,479
Wajax Corp.	2,675	49,701
West Fraser Timber Co. Ltd.	6,630	661,797
Western Forest Products, Inc.	48,200	80,999
Whitecap Resources, Inc.(1)	120,024	915,686
Yamana Gold, Inc.	64,000	314,572
		15,789,983
China — 0.1%
Fullshare Holdings Ltd.(2)	2,015,000	36,645
Truly International Holdings Ltd.	218,000	75,644
		112,289
137

Avantis International Small Cap Value Fund
	Shares	Value
Denmark — 1.5%
Brodrene Hartmann A/S(2)	40	$1,907
D/S Norden A/S	3,337	87,048
Dfds A/S(2)	6,653	309,234
Drilling Co. of 1972 A/S (The)(2)	3,387	133,082
FLSmidth & Co. A/S	7,431	213,336
H Lundbeck A/S	7,785	188,912
Jyske Bank A/S(2)	7,712	418,096
Per Aarsleff Holding A/S	2,343	92,577
SimCorp A/S	4,819	435,204
Solar A/S, B Shares	812	94,481
Spar Nord Bank A/S	11,561	153,525
Sydbank AS	4,966	161,568
		2,288,970
Finland — 1.5%
Anora Group Oyj	5,074	54,117
Aspo Oyj	1,402	12,385
Atria Oyj	936	10,787
HKScan Oyj, A Shares(1)	3,016	4,859
Kamux Corp.	4,682	56,168
Kemira Oyj(1)	20,995	277,636
Marimekko Oyj	1,285	107,065
Metsa Board Oyj	25,525	248,624
Neles Oyj	11,853	154,255
Nokian Renkaat Oyj	2,496	47,044
Outokumpu Oyj(2)	50,610	298,326
Sanoma Oyj	2,571	37,488
Tokmanni Group Corp.	6,989	129,710
Uponor Oyj	14,643	325,737
Valmet Oyj	11,541	400,323
Verkkokauppa.com Oyj(1)	4,196	25,835
YIT Oyj	35,188	152,895
		2,343,254
France — 3.1%
AKWEL	113	2,515
ALD SA	14,709	205,316
APERAM SA	1,255	70,270
Biosynex(1)	1,444	27,000
Bonduelle SCA	1,917	38,428
Catana Group(2)	2,606	21,950
Chargeurs SA	1,920	44,963
Cie Plastic Omnium SA	10,910	230,606
Derichebourg SA	25,674	266,743
Eramet SA(2)	2,914	381,826
Etablissements Maurel et Prom SA(2)	10,051	31,996
Eurobio Scientific SA(2)	2,309	51,829
Europcar Mobility Group(2)	72,565	41,032
Eutelsat Communications SA	48,281	528,786
Focus Home Interactive SA(2)	483	23,619
Groupe LDLC(1)	755	26,429
Guerbet	63	2,018
138

Avantis International Small Cap Value Fund
	Shares	Value
Jacquet Metals SACA	2,650	$57,706
Kaufman & Broad SA	2,502	90,870
LISI	1,670	49,304
LNA Sante SA	300	11,400
Maisons du Monde SA	6,644	145,389
Manitou BF SA	557	19,300
Mersen SA	3,752	138,747
Metropole Television SA	6,034	119,600
Nexans SA	5,237	505,184
Novacyt SA(1)(2)	19,950	44,886
ReWorld Media SA(2)	3,699	23,591
SES SA	87,070	688,497
SMCP SA(2)	5,939	43,561
Societe BIC SA	3,618	190,911
Solutions 30 SE(1)(2)	7,870	69,094
Synergie SE	96	3,756
Television Francaise 1	11,044	109,019
Trigano SA	973	166,853
Valeo	2,789	61,509
Vallourec SA(2)	14,226	138,561
Vicat SA	1,081	39,556
Vilmorin & Cie SA	697	36,047
X-Fab Silicon Foundries SE(2)	5,908	45,831
Xilam Animation SA(2)	33	1,341
		4,795,839
Germany — 5.0%
7C Solarparken AG	5,130	24,153
ADVA Optical Networking SE(2)	5,917	100,180
AlzChem Group AG	231	5,806
Aumann AG(2)	772	13,650
AURELIUS Equity Opportunities SE & Co. KGaA	6,741	201,915
Aurubis AG	2,019	236,236
Baader Bank AG	2,427	16,359
Bauer AG(2)	749	7,802
Bertrandt AG	560	30,286
Centrotec SE	423	11,383
Cewe Stiftung & Co. KGAA	858	97,415
CropEnergies AG	1,640	22,959
Deutsche Beteiligungs AG	1,500	58,668
Deutsche EuroShop AG	2,312	43,476
Deutsche Pfandbriefbank AG	10,774	116,830
Deutz AG(2)	23,572	134,708
Draegerwerk AG & Co. KGaA	511	26,811
Draegerwerk AG & Co. KGaA, Preference Shares	1,702	96,423
ElringKlinger AG(2)	4,056	43,070
Encavis AG	11,840	201,110
Gesco AG(2)	473	11,829
Hamburger Hafen und Logistik AG	5,162	102,279
Hornbach Holding AG & Co. KGaA	1,117	146,311
HUGO BOSS AG	11,660	711,516
Instone Real Estate Group SE	5,027	96,504
139

Avantis International Small Cap Value Fund
	Shares	Value
JOST Werke AG	1,973	$91,141
Jungheinrich AG, Preference Shares	5,786	208,629
K+S AG(2)	35,832	919,169
Kloeckner & Co. SE(2)	15,225	205,969
Koenig & Bauer AG(2)	2,154	55,494
Krones AG	2,736	250,580
KSB SE & Co. KGaA	1	502
KSB SE & Co. KGaA, Preference Shares	69	27,935
Lang & Schwarz AG	1,344	30,813
Leoni AG(2)	3,260	38,042
Manz AG(2)	675	32,462
Multitude SE(2)	1,131	5,074
Nagarro SE(2)	622	88,534
Rheinmetall AG	10,028	1,492,599
SAF-Holland SE(2)	8,614	102,561
Salzgitter AG(2)	5,650	246,801
SGL Carbon SE(2)	2,847	18,338
Siltronic AG	1,622	184,334
STO SE & Co. KGaA, Preference Shares	488	111,384
Suedzucker AG	1,534	20,899
TAG Immobilien AG	29,487	760,027
Villeroy & Boch AG, Preference Shares	1,357	36,251
Wacker Chemie AG	579	89,704
Wacker Neuson SE	6,370	149,981
Wuestenrot & Wuerttembergische AG	1,952	38,602
		7,763,504
Hong Kong — 1.5%
Analogue Holdings Ltd.	12,000	2,521
BOCOM International Holdings Co. Ltd.	92,000	15,660
Bright Smart Securities & Commodities Group Ltd.	120,000	22,040
Cafe de Coral Holdings Ltd.	26,000	39,893
China Strategic Holdings Ltd.(2)	4,425,000	22,693
Chow Sang Sang Holdings International Ltd.	46,000	64,562
CMBC Capital Holdings Ltd.(1)	126,250	37,609
Crystal International Group Ltd.	15,500	5,212
CSI Properties Ltd.	350,000	9,244
Dah Sing Banking Group Ltd.	20,400	18,470
Dah Sing Financial Holdings Ltd.	15,600	50,519
Dickson Concepts International Ltd.	25,000	12,850
Eagle Nice International Holdings Ltd.	2,000	1,203
Guotai Junan International Holdings Ltd.	92,000	12,383
Hang Lung Group Ltd.	9,000	19,856
IGG, Inc.	198,000	118,585
International Housewares Retail Co. Ltd.	10,000	3,328
IRC Ltd.(2)	124,000	3,258
Johnson Electric Holdings Ltd.	48,500	80,759
K Wah International Holdings Ltd.	220,000	83,500
Ka Shui International Holdings Ltd.	108,000	8,604
Karrie International Holdings Ltd.	96,000	18,833
Lifestyle International Holdings Ltd.(2)	28,000	16,354
LK Technology Holdings Ltd.(1)	250	422
140

Avantis International Small Cap Value Fund
	Shares	Value
Minmetals Land Ltd.	4,000	$443
Oriental Watch Holdings	28,000	15,361
Pacific Basin Shipping Ltd.	1,360,000	725,176
PC Partner Group Ltd.	108,000	133,866
Regina Miracle International Holdings Ltd.	26,000	18,514
Shun Tak Holdings Ltd.(2)	208,000	53,156
SmarTone Telecommunications Holdings Ltd.	69,000	39,359
Solargiga Energy Holdings Ltd.(2)	480,000	21,640
Sun Hung Kai & Co. Ltd.	54,000	27,415
Tai Hing Group Holdings Ltd.	50,000	7,753
Ten Pao Group Holdings Ltd.	80,000	20,520
Texhong Textile Group Ltd.	143,500	178,587
Texwinca Holdings Ltd.	26,000	5,428
United Laboratories International Holdings Ltd. (The)	376,000	208,133
Value Partners Group Ltd.(1)	125,000	61,261
VSTECS Holdings Ltd.	88,000	90,473
		2,275,443
Ireland — 0.5%
FBD Holdings plc(2)	2,442	28,672
Glenveagh Properties plc(2)	509,996	698,173
Permanent TSB Group Holdings plc(2)	4,574	8,832
Uniphar plc(2)	4,899	18,350
		754,027
Israel — 3.3%
Adgar Investment and Development Ltd.	786	1,747
Airport City Ltd.(2)	7,779	175,819
Arad Investment & Industrial Development Ltd.	163	22,872
Ashtrom Group Ltd.	4,857	134,813
Aspen Group Ltd.	664	1,901
Azorim-Investment Development & Construction Co. Ltd.(2)	8,901	44,481
Caesarstone Ltd.	611	7,326
Camtek Ltd.(2)	1,975	65,469
Carasso Motors Ltd.	2,263	15,115
Cellcom Israel Ltd.(2)	10,293	52,659
Clal Insurance Enterprises Holdings Ltd.(2)	14,781	345,503
Delta Galil Industries Ltd.	1,864	128,899
Dor Alon Energy in Israel 1988 Ltd.	81	2,685
Equital Ltd.(2)	2,082	83,198
Fattal Holdings 1998 Ltd.(2)	266	34,769
FIBI Holdings Ltd.	3,410	161,817
First International Bank of Israel Ltd.	4,077	175,375
Fox Wizel Ltd.	963	163,169
Gazit-Globe Ltd.	6,618	57,738
Harel Insurance Investments & Financial Services Ltd.	23,818	288,361
IDI Insurance Co. Ltd.	228	7,902
Infinya Ltd.	120	9,541
Inrom Construction Industries Ltd.	6,953	33,459
Isracard Ltd.	39,799	208,881
Israel Corp. Ltd. (The)(2)	613	322,130
Israel Land Development - Urban Renewal Ltd.	937	15,785
Isras Investment Co. Ltd.	182	43,731
141

Avantis International Small Cap Value Fund
	Shares	Value
M Yochananof & Sons Ltd.	273	$20,805
Mehadrin Ltd.(2)	7	374
Melisron Ltd.(2)	1,144	90,835
Menora Mivtachim Holdings Ltd.(2)	5,658	132,409
Migdal Insurance & Financial Holdings Ltd.	98,590	172,545
Mizrahi Tefahot Bank Ltd.	1	20
Naphtha Israel Petroleum Corp. Ltd.(2)	2,351	18,607
Norstar Holdings, Inc.	1,581	21,048
Oil Refineries Ltd.(2)	354,376	126,983
Partner Communications Co. Ltd.(2)	23,332	179,126
Paz Oil Co. Ltd.(2)	2,059	297,053
Perion Network Ltd.(2)	1,361	30,947
Phoenix Holdings Ltd. (The)	44,325	549,031
Property & Building Corp. Ltd.(2)	116	15,227
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	639	52,871
Scope Metals Group Ltd.	511	22,408
Shufersal Ltd.	52,963	473,659
Summit Real Estate Holdings Ltd.(2)	5,021	111,875
Tadiran Group Ltd.	102	14,601
Tamar Petroleum Ltd.	732	2,074
Taro Pharmaceutical Industries Ltd.(2)	1,168	57,057
Tera Light Ltd.(2)	4,745	10,171
Tower Semiconductor Ltd.(2)	2,114	98,834
Victory Supermarket Chain Ltd.	265	5,462
		5,109,167
Italy — 2.2%
Aeffe SpA(2)	1,917	4,873
Aquafil SpA(2)	8,245	59,591
Arnoldo Mondadori Editore SpA(2)	45,646	100,181
Avio SpA(1)	4,000	49,830
Banca IFIS SpA	5,863	123,735
Banca Popolare di Sondrio SCPA	98,673	389,299
Banca Sistema SpA(1)	12,370	27,226
Biesse SpA(1)(2)	5,366	117,693
Credito Emiliano SpA	11,263	80,879
d'Amico International Shipping SA(2)	82,680	8,636
Danieli & C Officine Meccaniche SpA(1)	4,040	93,507
Danieli & C Officine Meccaniche SpA, Preference Shares	12,650	198,576
Digital Bros SpA(1)	2,515	69,705
Emak SpA	11,086	20,554
Fila SpA	3,915	41,045
Fincantieri SpA(1)(2)	50,691	35,624
Gefran SpA	300	3,329
Geox SpA(1)(2)	34,516	32,198
Maire Tecnimont SpA(1)	104,706	329,603
OVS SpA(2)	138,877	350,367
RAI Way SpA	26,634	146,079
Safilo Group SpA(1)(2)	111,237	173,106
Saipem SpA(1)(2)	70,707	83,320
Salcef SpA	1,000	24,706
Sanlorenzo SpA/Ameglia	1,250	53,894
142

Avantis International Small Cap Value Fund
	Shares	Value
Saras SpA(2)	217,331	$132,793
Servizi Italia SpA(2)	1,623	3,583
Sesa SpA	472	75,410
Societa Cattolica Di Assicurazione SpA(2)	15,574	95,240
Tesmec SpA(1)(2)	215,373	28,773
Webuild SpA(1)	286,264	539,218
		3,492,573
Japan — 24.9%
77 Bank Ltd. (The)	4,800	64,816
A&D Co. Ltd.	1,600	12,276
ADEKA Corp.	400	9,277
AEON Financial Service Co. Ltd.	30,600	315,167
Aeon Mall Co. Ltd.	23,000	323,427
AFC-HD AMS Life Science Co. Ltd.	1,900	11,955
Ahresty Corp.	3,200	10,467
Aichi Steel Corp.	1,200	27,507
Air Water, Inc.	23,500	342,127
Airport Facilities Co. Ltd.	400	1,975
Aisan Industry Co. Ltd.	5,400	35,017
Akatsuki, Inc.	1,000	25,659
Akebono Brake Industry Co. Ltd.(2)	19,400	27,453
Alconix Corp.	5,100	62,351
Alinco, Inc.	200	1,586
Allied Telesis Holdings KK(2)	4,200	3,882
Alpen Co. Ltd.	2,600	47,924
Alps Alpine Co. Ltd.	40,300	404,624
AOKI Holdings, Inc.	3,100	16,174
Aozora Bank Ltd.	10,100	227,414
Applied Co. Ltd.	200	3,833
Arakawa Chemical Industries Ltd.	1,500	14,816
Arcland Sakamoto Co. Ltd.	7,000	95,800
Arcs Co. Ltd.	5,300	100,378
Arealink Co. Ltd.	200	2,302
Asahi Holdings, Inc.	4,100	79,743
ASAHI YUKIZAI Corp.	3,000	54,759
Asia Pile Holdings Corp.	800	3,042
Aucnet, Inc.	2,500	34,655
Bando Chemical Industries Ltd.	1,300	9,748
Bank of the Ryukyus Ltd.	2,300	16,696
Belluna Co. Ltd.	5,800	37,301
Benesse Holdings, Inc.	11,300	230,162
BML, Inc.	600	17,404
Bunka Shutter Co. Ltd.	7,800	73,888
Carlit Holdings Co. Ltd.	1,800	10,848
Cawachi Ltd.	2,000	42,711
Chiba Kogyo Bank Ltd. (The)	4,000	9,436
Chilled & Frozen Logistics Holdings Co. Ltd.	500	5,447
Chubu Shiryo Co. Ltd.	1,600	14,648
Citizen Watch Co. Ltd.	51,700	225,210
CMIC Holdings Co. Ltd.	100	1,345
Cosmo Energy Holdings Co. Ltd.	17,400	393,290
143

Avantis International Small Cap Value Fund
	Shares	Value
Credit Saison Co. Ltd.	40,100	$451,404
CTI Engineering Co. Ltd.	500	9,912
Daicel Corp.	57,800	444,807
Daido Metal Co. Ltd.	3,000	16,638
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	3,300	29,306
Daiken Corp.	1,300	25,426
Daikyonishikawa Corp.	4,500	22,093
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,800	35,201
Daio Paper Corp.	8,100	120,333
Daito Chemix Corp.	1,100	7,976
Daitron Co. Ltd.	100	1,561
Denka Co. Ltd.	14,000	429,977
DIC Corp.	15,400	350,802
Digital Holdings, Inc.	2,600	34,179
Dream Incubator, Inc.(2)	2,200	46,746
Eagle Industry Co. Ltd.	2,800	25,268
Eco's Co. Ltd.	100	1,757
EF-ON, Inc.	2,000	9,614
Ehime Bank Ltd. (The)	1,800	15,041
Eizo Corp.	2,700	86,760
EJ Holdings, Inc.	1,100	11,303
Electric Power Development Co. Ltd.	34,500	547,384
Endo Lighting Corp.	2,800	25,286
Enomoto Co. Ltd.	700	9,048
Exedy Corp.	5,100	74,210
EXEO Group, Inc.	15,300	318,490
F.C.C. Co. Ltd.	5,500	67,676
Feed One Co. Ltd.	1,900	11,247
Ferrotec Holdings Corp.	8,100	171,420
FIDEA Holdings Co. Ltd.	1,620	19,706
Financial Products Group Co. Ltd.	9,800	72,985
FJ Next Holdings Co. Ltd.	1,700	15,059
France Bed Holdings Co. Ltd.	3,100	25,182
Frontier International, Inc.	300	5,069
Fuji Corp. Ltd.	3,300	19,098
Fuji Corp/Miyagi	800	8,260
Fuji Pharma Co. Ltd.	1,500	13,267
Fuji Seal International, Inc.	4,300	67,947
Fujikura Composites, Inc.	3,600	21,607
Fujikura Ltd.(2)	53,100	287,105
Fukuda Corp.	200	7,514
Fukuoka Financial Group, Inc.	12,600	248,403
Furukawa Co. Ltd.	2,100	24,328
Furuno Electric Co. Ltd.	1,800	16,190
Furyu Corp.	200	1,812
Futaba Industrial Co. Ltd.	10,000	33,856
Fuyo General Lease Co. Ltd.	2,900	189,966
G-7 Holdings, Inc.	1,600	23,145
G-Tekt Corp.	2,800	35,425
Gecoss Corp.	400	2,873
Geomatec Co. Ltd.(2)	900	4,090
144

Avantis International Small Cap Value Fund
	Shares	Value
GLOBERIDE, Inc.	4,200	$105,214
Glory Ltd.	10,200	184,992
Goldcrest Co. Ltd.	2,400	38,960
GS Yuasa Corp.	4,100	88,285
GSI Creos Corp.	1,000	10,046
GungHo Online Entertainment, Inc.	6,000	133,169
H-One Co. Ltd.	2,700	15,240
H.U. Group Holdings, Inc.	10,000	264,662
Hagiwara Electric Holdings Co. Ltd.	800	15,208
Hakudo Co. Ltd.	1,200	27,805
Hakuto Co. Ltd.	2,800	60,363
Halows Co. Ltd.	600	15,270
Hamakyorex Co. Ltd.	3,100	78,540
Hanwa Co. Ltd.	8,500	247,242
Happinet Corp.	1,500	20,723
Heiwa Real Estate Co. Ltd.	5,200	185,934
Hinokiya Group Co. Ltd.	500	10,262
Hirano Tecseed Co. Ltd.	1,600	28,165
Hirogin Holdings, Inc.	18,600	109,571
Hitachi Zosen Corp.	24,000	166,362
Hokuetsu Corp.	26,900	167,752
Hokuhoku Financial Group, Inc.	11,000	89,458
Hoosiers Holdings	3,200	19,239
Hosokawa Micron Corp.	800	18,716
HS Holdings Co. Ltd.	4,400	43,655
Hyakugo Bank Ltd. (The)	18,300	56,428
I-Net Corp./Kanagawa	200	2,282
I-PEX, Inc.	2,000	25,711
Ichikoh Industries Ltd.	3,500	15,440
Ichinen Holdings Co. Ltd.	1,300	14,779
IDOM, Inc.	15,200	87,067
IHI Corp.	26,900	622,543
Iino Kaiun Kaisha Ltd.	23,200	179,457
Inabata & Co. Ltd.	7,600	153,479
INFRONEER Holdings, Inc.	40	355
Innotech Corp.	1,800	22,453
Internet Initiative Japan, Inc.	7,700	247,464
Iseki & Co. Ltd.	3,600	37,530
Ishihara Sangyo Kaisha Ltd.	6,200	57,503
Itochu Enex Co. Ltd.	12,000	109,203
IwaiCosmo Holdings, Inc.	2,100	25,721
Iwasaki Electric Co. Ltd.	200	3,933
Iwatani Corp.	3,000	142,585
Izumi Co. Ltd.	2,800	78,302
J Front Retailing Co. Ltd.	24,400	204,370
Jaccs Co. Ltd.	5,900	166,626
JAFCO Group Co. Ltd.	18,300	275,269
Japan Aviation Electronics Industry Ltd.	6,400	100,861
Japan Investment Adviser Co. Ltd.	2,500	25,255
Japan Petroleum Exploration Co. Ltd.	8,100	192,269
Japan Transcity Corp.	2,000	10,527
145

Avantis International Small Cap Value Fund
	Shares	Value
JFE Holdings, Inc.	5,000	$74,438
JGC Holdings Corp.	56,200	563,287
JINUSHI Co. Ltd.	1,400	21,908
JSP Corp.	1,200	16,839
JTEKT Corp.	40,400	348,506
Juki Corp.	5,100	29,409
Juroku Financial Group, Inc.	100	2,118
JVCKenwood Corp.	34,700	56,025
Kaga Electronics Co. Ltd.	3,600	94,748
Kamei Corp.	1,400	12,822
Kanamoto Co. Ltd.	8,700	172,374
Kaneka Corp.	9,500	310,735
Kanematsu Corp.	20,300	247,838
Kanto Denka Kogyo Co. Ltd.	6,300	65,931
Kawai Musical Instruments Manufacturing Co. Ltd.	800	21,523
KFC Holdings Japan Ltd.	1,400	35,427
KH Neochem Co. Ltd.	6,800	168,146
Kimura Chemical Plants Co. Ltd.	1,900	14,894
Kintetsu World Express, Inc.	6,200	162,486
Kito Corp.	1,900	27,947
Kitz Corp.	8,700	49,654
Kiyo Bank Ltd. (The)	7,500	96,184
Kobe Steel Ltd.	56,300	298,998
Koei Chemical Co. Ltd.	200	4,235
Komeri Co. Ltd.	6,300	154,906
Konoike Transport Co. Ltd.	1,200	12,550
Konoshima Chemical Co. Ltd.	700	10,559
Kurabo Industries Ltd.	1,300	21,616
Kuraray Co. Ltd.	62,100	582,909
Kureha Corp.	3,500	280,873
Kuriyama Holdings Corp.	2,800	21,189
KYB Corp.	3,800	102,071
Kyoden Co. Ltd.	3,400	17,455
Kyokuyo Co. Ltd.	200	5,687
Lawson, Inc.	500	20,848
Life Corp.	2,600	68,856
Macnica Fuji Electronics Holdings, Inc.	11,700	275,376
Maruha Nichiro Corp.	9,100	198,547
Maruzen Showa Unyu Co. Ltd.	1,200	33,396
Maxell Ltd.	8,500	87,559
Mebuki Financial Group, Inc.	82,700	193,926
Medius Holdings Co. Ltd.	800	6,523
Meiko Electronics Co. Ltd.	5,100	178,684
Meiwa Corp.	5,000	50,140
Mimasu Semiconductor Industry Co. Ltd.	800	17,074
Mirait Holdings Corp.	17,400	295,713
Mitsuba Corp.(2)	5,300	17,707
Mitsubishi Shokuhin Co. Ltd.	3,700	99,738
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	22,324
Mitsuboshi Belting Ltd.	5,600	105,557
Mitsui Matsushima Holdings Co. Ltd.	2,700	37,373
146

Avantis International Small Cap Value Fund
	Shares	Value
Mitsui Mining & Smelting Co. Ltd.	14,600	$427,527
Mitsui-Soko Holdings Co. Ltd.	4,400	91,585
Miyaji Engineering Group, Inc.	800	24,881
Miyazaki Bank Ltd. (The)	1,500	28,708
Mizuho Leasing Co. Ltd.	3,600	97,243
Mizuno Corp.	3,400	67,188
Monex Group, Inc.	16,500	75,225
Morinaga Milk Industry Co. Ltd.	1,500	75,153
Moriroku Holdings Co. Ltd.	800	13,344
Musashino Bank Ltd. (The)	3,300	54,514
Nachi-Fujikoshi Corp.	3,800	138,173
Nagase & Co. Ltd.	17,200	275,191
Naigai Tec Corp.	300	7,426
Nanto Bank Ltd. (The)	3,100	57,413
Nasu Denki Tekko Co. Ltd.	100	8,687
NEC Capital Solutions Ltd.	1,000	18,746
New Japan Chemical Co. Ltd.	5,000	10,418
Nexus Bank Co. Ltd.(2)	4,000	2,970
NGK Spark Plug Co. Ltd.	26,000	468,537
NHK Spring Co. Ltd.	39,000	310,820
Nichias Corp.	8,800	199,349
Nichiha Corp.	800	18,020
Nichireki Co. Ltd.	4,600	51,750
Nihon Chouzai Co. Ltd.	1,800	21,809
Nihon Dempa Kogyo Co. Ltd.(2)	3,000	31,229
Nihon Dengi Co. Ltd.	100	3,428
Nihon Flush Co. Ltd.	400	3,579
Nihon House Holdings Co. Ltd.	7,900	31,963
Nikkon Holdings Co. Ltd.	5,700	108,576
Nippon Avionics Co. Ltd.(2)	300	5,770
Nippon Chemi-Con Corp.(2)	3,400	53,759
Nippon Chemical Industrial Co. Ltd.	1,100	23,175
Nippon Coke & Engineering Co. Ltd.	53,600	65,059
Nippon Concrete Industries Co. Ltd.	4,300	11,420
Nippon Denko Co. Ltd.	35,300	103,380
Nippon Densetsu Kogyo Co. Ltd.	4,100	56,851
Nippon Electric Glass Co. Ltd.	19,800	476,602
Nippon Kodoshi Corp.	600	10,972
Nippon Light Metal Holdings Co. Ltd.	13,400	214,731
Nippon Paper Industries Co. Ltd.	21,800	208,085
Nippon Shokubai Co. Ltd.	4,300	209,682
Nippon Steel Trading Corp.	3,500	166,026
Nippon Suisan Kaisha Ltd.	56,200	266,128
Nippon Thompson Co. Ltd.	12,200	57,771
Nippon Yakin Kogyo Co. Ltd.	3,300	81,187
Nipro Corp.	19,000	181,450
Nishi-Nippon Financial Holdings, Inc.	12,800	91,477
Nishikawa Rubber Co. Ltd.	200	2,619
Nishimatsu Construction Co. Ltd.	8,600	286,083
Nishio Rent All Co. Ltd.	3,900	97,502
Nissha Co. Ltd.	10,900	125,295
147

Avantis International Small Cap Value Fund
	Shares	Value
Nisshinbo Holdings, Inc.	30,600	$270,104
Nittetsu Mining Co. Ltd.	1,000	57,902
Nitto Kogyo Corp.	3,900	54,828
Nojima Corp.	5,100	113,276
NOK Corp.	10,000	104,682
Nomura Micro Science Co. Ltd.	600	19,217
Noritz Corp.	5,200	69,976
NS United Kaiun Kaisha Ltd.	2,400	87,714
NTN Corp.(2)	61,200	115,761
Oji Holdings Corp.	11,900	60,799
Oki Electric Industry Co. Ltd.	19,600	144,414
Okumura Corp.	8,600	242,879
Okura Industrial Co. Ltd.	900	14,897
Okuwa Co. Ltd.	2,200	18,635
Olympic Group Corp.	500	2,997
Onoken Co. Ltd.	2,900	41,048
Organo Corp.	1,500	106,767
Orient Corp.	83,700	91,972
Osaka Soda Co. Ltd.	1,900	51,987
Osaka Steel Co. Ltd.	1,600	17,553
Pacific Industrial Co. Ltd.	7,400	65,603
PAL GROUP Holdings Co. Ltd.	1,900	26,366
Pasona Group, Inc.	5,700	125,418
Press Kogyo Co. Ltd.	24,800	80,723
Pressance Corp.	2,200	34,487
PS Mitsubishi Construction Co. Ltd.	1,700	8,992
Raiznext Corp.	700	6,931
Rengo Co. Ltd.	26,800	200,592
Resorttrust, Inc.	21,800	368,120
Restar Holdings Corp.	3,800	65,665
Ricoh Leasing Co. Ltd.	2,600	84,133
Riken Corp.	1,400	30,622
Riken Technos Corp.	1,900	7,713
Roland DG Corp.	3,500	92,618
Ryobi Ltd.	2,500	23,798
Ryosan Co. Ltd.	1,100	22,458
Sakai Chemical Industry Co. Ltd.	2,000	34,499
Sakura Internet, Inc.	300	1,348
Sala Corp.	3,300	19,180
San Holdings, Inc.	400	5,665
San-In Godo Bank Ltd. (The)	12,500	73,659
Sanei Architecture Planning Co. Ltd.	1,700	24,092
Sanix, Inc.(2)	1,600	2,845
Sankyo Frontier Co. Ltd.	200	8,314
Sanoh Industrial Co. Ltd.	2,500	15,340
Sanwa Holdings Corp.	27,100	302,862
Sanyo Chemical Industries Ltd.	2,200	98,289
Sanyo Denki Co. Ltd.	800	35,455
Sanyo Special Steel Co. Ltd.	2,700	50,021
SBS Holdings, Inc.	3,400	98,773
Scroll Corp.	5,900	47,129
148

Avantis International Small Cap Value Fund
	Shares	Value
SEC Carbon Ltd.	100	$5,117
Seed Co. Ltd.	1,600	7,230
Seikitokyu Kogyo Co. Ltd.	1,800	12,841
Seiko Holdings Corp.	4,700	98,220
Sekisui Kasei Co. Ltd.	2,100	8,526
SEMITEC Corp.	200	12,854
Senko Group Holdings Co. Ltd.	23,800	195,501
Senshu Electric Co. Ltd.	1,500	80,938
Senshu Ikeda Holdings, Inc.	17,200	27,809
Shibaura Electronics Co. Ltd.	2,000	116,175
Shibaura Mechatronics Corp.	600	41,029
Shibusawa Warehouse Co. Ltd. (The)	100	1,943
Shikoku Bank Ltd. (The)	2,100	14,627
Shin Nippon Biomedical Laboratories Ltd.	1,000	13,523
Shin-Nihon Tatemono Co. Ltd.	3,200	11,592
Shinagawa Refractories Co. Ltd.	500	16,793
Shindengen Electric Manufacturing Co. Ltd.(2)	1,100	28,304
Shinmaywa Industries Ltd.	12,500	101,582
Shinnihon Corp.	400	2,611
Shinsei Bank Ltd.	13,200	247,395
SK-Electronics Co. Ltd.	100	759
SKY Perfect JSAT Holdings, Inc.	41,500	156,058
Sodick Co. Ltd.	5,900	39,981
Soken Chemical & Engineering Co. Ltd.	800	11,616
St-Care Holding Corp.	1,900	13,972
Star Micronics Co. Ltd.	5,900	75,270
Starts Corp., Inc.	6,300	142,380
Stella Chemifa Corp.	600	12,635
Studio Alice Co. Ltd.	400	7,586
Subaru Enterprise Co. Ltd.	100	7,130
Sumida Corp.	5,100	40,310
Sumitomo Bakelite Co. Ltd.	5,300	221,110
Sumitomo Heavy Industries Ltd.	20,700	501,577
Sumitomo Osaka Cement Co. Ltd.	8,400	249,531
Sumitomo Riko Co. Ltd.	6,000	32,825
Sumitomo Rubber Industries Ltd.	35,700	345,440
Sumitomo Seika Chemicals Co. Ltd.	900	25,614
Sumitomo Warehouse Co. Ltd. (The)	4,900	90,880
Sun Frontier Fudousan Co. Ltd.	4,900	46,073
Sun-Wa Technos Corp.	1,500	17,643
Suruga Bank Ltd.	36,000	141,177
Suzuken Co. Ltd.	13,200	425,516
Suzuki Co. Ltd.	1,300	9,266
SWCC Showa Holdings Co. Ltd.	6,400	105,617
T RAD Co. Ltd.	1,600	34,197
Tachikawa Corp.	400	3,759
Taiheiyo Cement Corp.	24,400	469,173
Taiho Kogyo Co. Ltd.	1,500	9,534
Takamiya Co. Ltd.	1,000	3,361
Takara Standard Co. Ltd.	1,600	19,004
Takasago International Corp.	1,900	45,658
149

Avantis International Small Cap Value Fund
	Shares	Value
Takeuchi Manufacturing Co. Ltd.	7,300	$163,195
Tama Home Co. Ltd.	2,600	52,373
Tamron Co. Ltd.	2,200	45,211
Teijin Ltd.	23,200	279,093
Tera Probe, Inc.	500	6,882
Toa Corp. (Tokyo)	3,000	67,520
TOA ROAD Corp.	200	8,767
Toagosei Co. Ltd.	10,000	95,125
Toda Corp.	100	668
Toenec Corp.	100	3,096
TOKAI Holdings Corp.	19,400	154,403
Tokuyama Corp.	12,200	187,996
Tokyo Electron Device Ltd.	1,200	56,476
Tokyo Steel Manufacturing Co. Ltd.	17,700	173,173
Tokyo Tatemono Co. Ltd.	36,200	554,929
Tokyu Construction Co. Ltd.	21,800	135,121
TOMONY Holdings, Inc.	900	2,699
Tomy Co. Ltd.	21,200	231,852
Tonami Holdings Co. Ltd.	300	9,741
Topre Corp.	5,200	53,929
Towa Corp.	5,200	107,032
Toyo Construction Co. Ltd.	13,700	71,386
Toyo Engineering Corp.(2)	5,200	25,161
Toyo Ink SC Holdings Co. Ltd.	7,000	117,333
Toyo Seikan Group Holdings Ltd.	35,000	467,614
Toyo Tire Corp.	14,900	197,486
Toyobo Co. Ltd.	21,700	234,887
Toyoda Gosei Co. Ltd.	8,100	154,156
Toyota Boshoku Corp.	9,800	179,339
TPR Co. Ltd.	4,200	50,835
Traders Holdings Co. Ltd.	1,500	4,909
Transcosmos, Inc.	1,000	27,657
TRE Holdings Corp.	24	360
Tsubakimoto Chain Co.	5,900	168,729
Tsugami Corp.	8,600	95,349
Tsukuba Bank Ltd.	6,900	12,888
UACJ Corp.(2)	8,300	170,147
Ube Industries Ltd.	23,800	438,677
Uchida Yoko Co. Ltd.	1,300	54,002
Ueki Corp.	300	3,861
Uniden Holdings Corp.	700	22,376
Unipres Corp.	4,000	26,828
Unitika Ltd.(2)	10,300	26,984
Univance Corp.	3,000	15,409
Valor Holdings Co. Ltd.	8,100	156,873
Vertex Corp.	1,000	25,822
Wakita & Co. Ltd.	3,800	32,874
Warabeya Nichiyo Holdings Co. Ltd.	2,400	38,211
Willplus Holdings Corp.	900	7,248
Xebio Holdings Co. Ltd.	5,500	46,061
Yachiyo Industry Co. Ltd.	2,600	16,797
150

Avantis International Small Cap Value Fund
	Shares	Value
YAMABIKO Corp.	4,700	$54,432
Yamaguchi Financial Group, Inc.	15,200	93,841
Yamazen Corp.	12,000	107,555
Yodogawa Steel Works Ltd.	2,100	50,436
Yokohama Rubber Co. Ltd. (The)	22,300	312,654
Yokorei Co. Ltd.	9,800	74,502
Yorozu Corp.	1,600	12,553
Yuasa Trading Co. Ltd.	800	20,810
Zeon Corp.	24,500	287,524
		38,720,868
Netherlands — 2.2%
AerCap Holdings NV(2)	14,084	766,592
AMG Advanced Metallurgical Group NV	3,635	143,993
ASR Nederland NV	20,701	894,717
Boskalis Westminster	9,284	268,113
Brunel International NV	2,542	30,246
Flow Traders	6,272	215,281
ForFarmers NV	2,391	9,753
Heijmans NV, CVA	3,157	48,256
Koninklijke BAM Groep NV(2)	42,608	119,873
Nedap N.V.	63	4,533
OCI NV(2)	13,847	392,510
PostNL NV	58,821	236,489
SIF Holding NV(1)	899	11,115
TKH Group NV, CVA	5,405	299,393
		3,440,864
New Zealand — 0.7%
Air New Zealand Ltd.(1)(2)	433,442	439,981
Heartland Group Holdings Ltd.	9,499	14,631
Kathmandu Holdings Ltd.	160,581	143,088
New Zealand Refining Co. Ltd. (The)(2)	5,917	4,009
Oceania Healthcare Ltd.	424,216	302,764
PGG Wrightson Ltd.	3,178	10,924
SKY Network Television Ltd.(2)	12,857	22,776
SKYCITY Entertainment Group Ltd.	82,111	165,014
Tourism Holdings Ltd.(2)	730	1,298
Warehouse Group Ltd. (The)	4,116	8,591
		1,113,076
Norway — 2.3%
ABG Sundal Collier Holding ASA	106,475	102,667
Aker Solutions ASA(2)	39,671	125,919
BW Energy Ltd.(2)	17,459	46,216
BW LPG Ltd.	7,243	43,163
BW Offshore Ltd.	17,932	56,983
DNO ASA	149,189	189,267
FLEX LNG Ltd.	13,168	330,375
Hafnia Ltd.(2)	11,755	28,215
Hunter Group ASA(2)	64,018	22,389
Kid ASA	4,498	51,113
Kitron ASA(1)	26,921	63,690
Klaveness Combination Carriers ASA	508	2,865
151

Avantis International Small Cap Value Fund
	Shares	Value
Kongsberg Automotive ASA(1)(2)	273,681	$84,587
MPC Container Ships AS	43,770	138,009
Norske Skog ASA(2)	12,428	67,230
Norwegian Energy Co. ASA(2)	2,000	40,524
Odfjell Drilling Ltd.(2)	38,648	98,340
PGS ASA(1)(2)	132,512	36,981
Protector Forsikring ASA	15,146	191,340
SpareBank 1 Nord Norge	28,395	347,417
SpareBank 1 SMN	27,115	448,073
SpareBank 1 Sorost-Norge	1,293	9,123
Sparebanken More	267	13,195
Sparebanken Vest	1,609	19,130
Stolt-Nielsen Ltd.	4,558	81,640
Subsea 7 SA	66,957	459,577
Veidekke ASA	13,708	212,091
Wallenius Wilhelmsen ASA(2)	31,730	239,534
		3,549,653
Portugal — 0.2%
CTT-Correios de Portugal SA	59,235	286,941
Ibersol SGPS SA(2)	101	576
NOS SGPS SA	4,467	17,198
Sonae SGPS SA	53,840	58,603
		363,318
Singapore — 1.6%
BRC Asia Ltd.	5,500	6,781
Centurion Corp. Ltd.(2)	10,500	2,722
China Sunsine Chemical Holdings Ltd.	27,500	9,857
Food Empire Holdings Ltd.	7,400	2,852
Fu Yu Corp. Ltd.	20,700	4,045
GKE Corp. Ltd.	228,600	18,307
Golden Agri-Resources Ltd.	2,506,500	529,983
Hong Fok Corp. Ltd.	81,600	43,824
Hong Leong Asia Ltd.	61,300	34,290
Hour Glass Ltd. (The)	10,500	15,531
Hutchison Port Holdings Trust, U Shares	1,971,200	495,613
InnoTek Ltd.	30,500	15,419
ISDN Holdings Ltd.	148,100	71,123
Japfa Ltd.(1)	138,500	60,561
Jiutian Chemical Group Ltd.	300,000	18,257
Medtecs International Corp. Ltd.	226,200	39,994
OUE Ltd.	37,000	35,906
Sing Holdings Ltd.	11,800	3,271
Singapore Press Holdings Ltd.	419,200	721,908
Tuan Sing Holdings Ltd.	409,500	124,024
Yanlord Land Group Ltd.	332,100	295,823
Ying Li International Real Estate Ltd.(2)	4,700	225
		2,550,316
Spain — 1.8%
Acerinox SA	28,026	356,314
152

Avantis International Small Cap Value Fund
	Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA	8,268	$35,738
Banco de Sabadell SA(2)	593,231	512,952
Bankinter SA	138,789	788,091
Construcciones y Auxiliar de Ferrocarriles SA	4,339	151,516
Deoleo SA(1)(2)	20,503	6,705
Ercros SA(2)	21,359	76,889
Gestamp Automocion SA	39,788	163,184
Mediaset Espana Comunicacion SA(2)	21,551	110,557
Miquel y Costas & Miquel SA	1,905	26,728
Prosegur Cia de Seguridad SA	28,778	68,370
Sacyr SA	40,157	93,971
Solaria Energia y Medio Ambiente SA(2)	10,216	188,908
Tubacex SA(2)	3,983	7,636
Zardoya Otis SA	24,059	188,892
		2,776,451
Sweden — 5.5%
Annehem Fastigheter AB, B Shares(2)	455	1,496
AQ Group AB(2)	739	20,771
Avanza Bank Holding AB	1,097	31,031
Bilia AB, A Shares	22,219	288,533
BillerudKorsnas AB	20,998	294,534
Biotage AB	6,451	116,319
Bonava AB, B Shares	20,091	143,585
Bulten AB(1)	2,640	20,968
Bure Equity AB	16,806	533,257
Byggmax Group AB	23,825	166,167
Catena Media plc(1)(2)	25,029	115,518
Cibus Nordic Real Estate AB	9,893	248,504
Clas Ohlson AB, B Shares	11,329	126,900
Collector AB(2)	18,091	60,426
Corem Property Group AB	80,542	201,032
Dios Fastigheter AB	25,394	262,009
Elanders AB, B Shares	400	5,969
Electrolux Professional AB, B Shares(2)	17,922	103,824
Ferronordic AB	2,502	29,091
G5 Entertainment AB(1)	2,128	50,547
GARO AB	655	10,249
Granges AB	2,384	25,484
Hexatronic Group AB	10,203	368,724
Hufvudstaden AB, A Shares	11,050	146,510
International Petroleum Corp.(2)	11,100	79,605
JM AB	17,219	533,223
Loomis AB	18,761	529,127
Maha Energy AB(1)(2)	17,201	24,187
Mekonomen AB(2)	12,809	158,011
Millicom International Cellular SA, SDR(1)(2)	18,445	427,882
Mycronic AB	14,579	276,337
NCC AB, B Shares	15,124	212,019
Net Insight AB, B Shares(2)	94,147	38,521
New Wave Group AB, B Shares	17,177	259,729
Nobia AB	22,383	98,242
153

Avantis International Small Cap Value Fund
	Shares	Value
Nyfosa AB	5,726	$80,047
Pandox AB(2)	18,406	268,708
Paradox Interactive AB(1)	8,206	175,397
Peab AB, Class B	38,725	373,925
RaySearch Laboratories AB(1)(2)	3,561	17,797
Resurs Holding AB	48,139	138,044
Saab AB, B Shares	18,853	565,280
Scandi Standard AB	7,357	26,582
SkiStar AB	6,366	94,408
Solid Forsakring AB(2)	4,813	24,613
Stendorren Fastigheter AB(2)	511	12,953
Tethys Oil AB	6,786	48,395
TF Bank AB	180	3,189
Troax Group AB	2,467	65,239
Wihlborgs Fastigheter AB	33,867	668,893
		8,571,801
Switzerland — 4.5%
ALSO Holding AG(2)	569	151,817
Arbonia AG	20,734	459,826
Autoneum Holding AG(2)	941	156,962
Bell Food Group AG	478	142,668
Bellevue Group AG	642	28,181
Bobst Group SA(2)	2,868	260,957
Bucher Industries AG	1,065	470,225
Burckhardt Compression Holding AG	1,100	540,003
Burkhalter Holding AG	341	23,001
Bystronic AG	60	69,638
Coltene Holding AG(2)	353	40,814
EFG International AG(2)	25,607	195,340
Feintool International Holding AG(2)	177	9,976
Forbo Holding AG	129	220,591
GAM Holding AG(2)	32,581	40,495
Gurit Holding AG	75	123,280
Huber + Suhner AG	6,084	586,565
Leonteq AG	3,159	216,105
Liechtensteinische Landesbank AG	1,372	82,728
Mobimo Holding AG(2)	1,352	453,789
OC Oerlikon Corp. AG	51,117	455,108
Orior AG	1,860	170,102
Phoenix Mecano AG	43	18,188
Rieter Holding AG(2)	462	81,684
Sensirion Holding AG(2)	2,510	284,484
St Galler Kantonalbank AG	601	294,181
Swissquote Group Holding SA	3,407	591,063
TX Group AG(2)	373	58,609
V-ZUG Holding AG(2)	209	23,971
Valiant Holding AG	3,533	367,039
Valora Holding AG(2)	385	76,362
Zehnder Group AG	3,544	306,529
		7,000,281
United Kingdom — 15.2%
AG Barr plc	7,361	51,063
154

Avantis International Small Cap Value Fund
	Shares	Value
Anglo Asian Mining plc	5,959	$8,390
Anglo Pacific Group plc	7,591	14,387
Aston Martin Lagonda Global Holdings plc(2)	13,228	179,463
Atalaya Mining plc	12,194	71,185
Bank of Georgia Group plc	6,656	117,889
Bellway plc	8,979	345,373
Berkeley Group Holdings plc	13,683	711,602
Biffa plc	28,021	122,323
Brewin Dolphin Holdings plc	49,184	193,925
Britvic plc	45,555	522,509
Capricorn Energy plc(1)(2)	136,407	403,854
Centamin plc	235,511	312,603
Central Asia Metals plc	30,400	85,285
Close Brothers Group plc	31,044	485,017
CMC Markets plc	15,800	49,389
Coats Group plc	288,684	235,262
Computacenter plc	13,411	490,894
ContourGlobal plc	16,408	41,422
Crest Nicholson Holdings plc	40,145	164,766
Devro plc	13,264	36,127
Direct Line Insurance Group plc	222,294	881,939
Drax Group plc	47,881	451,746
Dunelm Group plc	15,171	244,399
Esken Ltd.(2)	2,653	425
Evraz plc	28,357	79,692
Ferrexpo plc	48,113	109,132
Firstgroup plc(1)(2)	73,074	97,771
Forterra plc	32,641	105,558
Frasers Group plc(2)	34,089	288,278
Games Workshop Group plc	267	26,784
Genel Energy plc	15,129	28,104
Georgia Capital plc(2)	3,896	29,211
Go-Ahead Group plc (The)(2)	5,271	46,690
Golar LNG Ltd.(2)	1,248	21,715
Grafton Group plc	50,921	731,232
Greggs plc	8,468	291,167
Gulf Keystone Petroleum Ltd.	24,211	63,411
Halfords Group plc	21,023	78,114
Harbour Energy plc(2)	44,648	236,437
Hill & Smith Holdings plc	10,982	207,891
Hochschild Mining plc	68,105	105,588
Howden Joinery Group plc	107,648	1,224,496
Hunting plc	13,843	43,142
Ibstock plc	62,218	148,080
IG Group Holdings plc	83,740	875,121
Inchcape plc	62,431	624,454
Indivior plc(2)	74,717	281,146
IntegraFin Holdings plc	28,521	163,848
International Personal Finance plc	32,615	48,813
Investec plc	63,009	341,741
IP Group plc	215,528	267,824
155

Avantis International Small Cap Value Fund
	Shares	Value
J Sainsbury plc	186,386	$687,414
Jadestone Energy plc	3,089	3,951
Johnson Matthey plc	29,613	744,160
Jubilee Metals Group plc(2)	2,770	595
Just Group plc(2)	19,926	22,372
Keller Group plc	8,827	93,407
Luxfer Holdings plc	2,514	43,794
M&G plc	395,614	1,089,076
Marks & Spencer Group plc(2)	459,223	1,070,335
McBride plc(2)	1,428	855
Molten Ventures plc(2)	35,249	320,962
Morgan Sindall Group plc	4,499	139,144
Motorpoint group plc(2)	61	234
N Brown Group plc(2)	12,509	6,237
OSB Group plc	24,245	162,018
Pagegroup plc	63,837	485,102
Pan African Resources plc	75,333	21,936
Paragon Banking Group plc	24,292	163,559
Plus500 Ltd.	20,953	390,983
Provident Financial plc(2)	67,992	262,430
PZ Cussons plc	36,372	102,385
Rathbones Group plc	7,463	164,427
Reach plc	60,293	184,167
Redde Northgate plc	52,618	267,046
Redrow plc	11,645	88,776
Rhi Magnesita NV	3,934	146,236
Royal Mail plc	93,916	493,581
Secure Trust Bank plc	121	2,128
Senior plc(2)	47,232	88,493
Serica Energy plc	5,537	20,587
Shanta Gold Ltd.	106,592	13,157
Speedy Hire plc	52,895	37,088
Spire Healthcare Group plc(2)	29,420	91,529
St. James's Place plc	9,449	177,149
SThree plc	28,594	169,839
Superdry plc(2)	8,840	23,209
Tate & Lyle plc	91,525	918,772
TBC Bank Group plc	9,590	154,335
TI Fluid Systems plc	30,162	87,863
TP Icap Group plc	1,502	2,402
Travis Perkins plc	38,966	756,430
Vertu Motors plc	14,773	11,909
Victrex plc	8,487	219,775
Virgin Money UK plc	105,165	260,267
Vistry Group plc	39,478	531,012
Vp plc	235	2,852
Watkin Jones plc	4,934	16,034
Wickes Group plc	43,281	105,469
Xaar plc(2)	533	1,454
		23,633,612
TOTAL COMMON STOCKS (Cost $144,089,923)		154,490,753
156

Avantis International Small Cap Value Fund
	Shares	Value
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	6,684	$12,636
RIGHTS†
Italy†
Banca Popolare di Sondrio SpA(2) (Cost $—)	98,673	1,106
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,499,799	1,499,799
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,723,321	2,723,321
TOTAL SHORT-TERM INVESTMENTS (Cost $4,223,120)		4,223,120
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $148,313,043)		158,727,615
OTHER ASSETS AND LIABILITIES — (2.0)%		(3,105,861)
TOTAL NET ASSETS — 100.0%		$155,621,754

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	7	March 2022	$715,575	$5,274
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.9%
Materials	19.5%
Financials	16.4%
Consumer Discretionary	12.3%
Energy	8.3%
Consumer Staples	4.7%
Information Technology	4.5%
Real Estate	4.1%
Communication Services	3.6%
Health Care	1.8%
Utilities	1.2%
Short-Term Investments	2.7%
Other Assets and Liabilities	(2.0%)

157

Avantis International Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,497,523. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,918,036, which includes securities collateral of $5,194,715.

See Notes to Financial Statements.

158

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value (cost of $193,279,124 and $99,796,451, respectively) — including $8,014,655 and $5,390,000, respectively of securities on loan	$198,366,909	$113,836,843
Investment made with cash collateral received for securities on loan, at value (cost of $3,738,955 and $2,841,395, respectively)	3,738,955	2,841,395
Total investment securities, at value (cost of $197,018,079 and $102,637,846, respectively)	202,105,864	116,678,238
Foreign currency holdings, at value (cost of $44,791 and $3,451, respectively)	44,717	3,460
Deposits with broker for futures contracts	43,200	43,200
Receivable for investments sold	98,202	30,836
Receivable for capital shares sold	213,650	11,892
Dividends and interest receivable	587,609	219,999
Securities lending receivable	9,501	2,810
	203,102,743	116,990,435

Liabilities
Payable for collateral received for securities on loan	3,738,955	2,841,395
Payable for investments purchased	1,495,894	3,133,712
Payable for capital shares redeemed	13,759	32,289
Payable for variation margin on futures contracts	2,400	2,400
Accrued management fees	51,047	18,409
Accrued foreign taxes	327,956	—
	5,630,011	6,028,205

Net Assets	$197,472,732	$110,962,230

Net Assets Consist of:
Capital paid in	$194,628,320	$97,213,650
Distributable earnings	2,844,412	13,748,580
	$197,472,732	$110,962,230

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$195,200,261	16,209,223	$12.04
G Class	$2,272,471	188,489	$12.06
Avantis International Equity Fund
Institutional Class	$102,558,459	8,989,719	$11.41
G Class	$8,403,771	736,348	$11.41

See Notes to Financial Statements.
159

FEBRUARY 28, 2022 (UNAUDITED)
Avantis International Small Cap Value Fund
Assets
Investment securities, at value (cost of $145,589,722) — including $7,497,523 of securities on loan	$156,004,294
Investment made with cash collateral received for securities on loan, at value (cost of $2,723,321)	2,723,321
Total investment securities, at value (cost of $148,313,043)	158,727,615
Foreign currency holdings, at value (cost of $15,866)	15,918
Deposits with broker for futures contracts	38,500
Receivable for investments sold	103,401
Receivable for capital shares sold	62,095
Receivable for variation margin on futures contracts	1,925
Dividends and interest receivable	292,495
Securities lending receivable	6,706
159,248,655

Liabilities
Payable for collateral received for securities on loan	2,723,321
Payable for investments purchased	698,012
Payable for capital shares redeemed	162,193
Accrued management fees	43,375
3,626,901

Net Assets	$155,621,754

Net Assets Consist of:
Capital paid in	$143,180,653
Distributable earnings	12,441,101
$155,621,754

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$155,615,507	13,258,009	$11.74
G Class	$6,247	532	$11.74

See Notes to Financial Statements.
160

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $227,435 and $85,706, respectively)	$1,850,127	$913,508
Securities lending, net	45,914	23,206
Interest	322	189
	1,896,363	936,903

Expenses:
Management fees	267,813	103,698
Other expenses	445	195
	268,258	103,893
Fees waived - G Class	(883)	(2,286)
	267,375	101,607

Net investment income (loss)	1,628,988	835,296

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $2 and $—, respectively)	(791,435)	95,390
Futures contract transactions	12,889	43,021
Foreign currency translation transactions	(43,061)	(8,989)
	(821,607)	129,422

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $232,177 and $—, respectively)	(15,485,811)	(6,518,518)
Futures contracts	(121,810)	(59,449)
Translation of assets and liabilities in foreign currencies	(4,356)	3,285
	(15,611,977)	(6,574,682)

Net realized and unrealized gain (loss)	(16,433,584)	(6,445,260)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,804,596)	$(5,609,964)

See Notes to Financial Statements.
161

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Avantis International Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $151,269)	$1,494,210
Securities lending, net	54,769
Interest	200
1,549,179

Expenses:
Management fees	270,098
Other expenses	6,365
276,463
Fees waived - G Class	(11)
276,452

Net investment income (loss)	1,272,727

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,500,169
Futures contract transactions	(151,105)
Foreign currency translation transactions	677
3,349,741

Change in net unrealized appreciation (depreciation) on:
Investments	(11,818,771)
Futures contracts	26,127
Translation of assets and liabilities in foreign currencies	174
(11,792,470)

Net realized and unrealized gain (loss)	(8,442,729)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,170,002)

See Notes to Financial Statements.
162

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$1,628,988	$1,975,710	$835,296	$1,485,331
Net realized gain (loss)	(821,607)	(443,772)	129,422	890,582
Change in net unrealized appreciation (depreciation)	(15,611,977)	15,145,633	(6,574,682)	13,410,567
Net increase (decrease) in net assets resulting from operations	(14,804,596)	16,677,571	(5,609,964)	15,786,480

Distributions to Shareholders
From earnings:
Institutional Class	(3,595,649)	(961,367)	(3,058,961)	(945,667)
G Class	(5,179)	—	(34,017)	—
Decrease in net assets from distributions	(3,600,828)	(961,367)	(3,092,978)	(945,667)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	96,823,267	66,800,095	41,586,665	12,339,585

Net increase (decrease) in net assets	78,417,843	82,516,299	32,883,723	27,180,398

Net Assets
Beginning of period	119,054,889	36,538,590	78,078,507	50,898,109
End of period	$197,472,732	$119,054,889	$110,962,230	$78,078,507

See Notes to Financial Statements.
163

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
	Avantis International Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$1,272,727	$1,990,491
Net realized gain (loss)	3,349,741	3,293,883
Change in net unrealized appreciation (depreciation)	(11,792,470)	18,343,811
Net increase (decrease) in net assets resulting from operations	(7,170,002)	23,628,185

Distributions to Shareholders
From earnings:
Institutional Class	(7,085,204)	(742,081)
G Class	(282)	—
Decrease in net assets from distributions	(7,085,486)	(742,081)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	38,168,419	66,559,222

Net increase (decrease) in net assets	23,912,931	89,445,326

Net Assets
Beginning of period	131,708,823	42,263,497
End of period	$155,621,754	$131,708,823

See Notes to Financial Statements.
164

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity Fund, Avantis International Equity Fund and Avantis International Small Cap Value Fund (collectively, the funds) are three funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class. The G Class of each fund commenced sale on January 20, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

165

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

166

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Avantis Emerging Markets Equity Fund
Common Stocks	$3,738,955	—	—	—	$3,738,955
Gross amount of recognized liabilities for securities lending transactions					$3,738,955

Avantis International Equity Fund
Common Stocks	$2,841,395	—	—	—	$2,841,395
Gross amount of recognized liabilities for securities lending transactions					$2,841,395

Avantis International Small Cap Value Fund
Common Stocks	$2,711,951	—	—	—	$2,711,951
Warrants	11,370	—	—	—	11,370
Total Borrowings	$2,723,321	—	—	—	$2,723,321
Gross amount of recognized liabilities for securities lending transactions					$2,723,321
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

167

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the Avantis International Equity Fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2022, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Emerging Markets Equity Fund	0.33%	0.33%	0.00%
Avantis International Equity Fund	0.23%	0.23%	0.00%
Avantis International Small Cap Value Fund	0.36%	0.36%	0.00%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2022 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Purchases	$95,847,652	$41,232,282	$66,004,188
Sales	$1,614,149	$1,628,409	$32,426,378

168

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2022		Year ended August 31, 2021(1)
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	8,126,447	$105,051,502	7,036,283	$85,129,263
Issued in reinvestment of distributions	279,932	3,518,747	82,168	961,367
Redeemed	(1,104,054)	(13,899,339)	(1,750,431)	(19,477,229)
	7,302,325	94,670,910	5,368,020	66,613,401
G Class
Sold	180,703	2,231,946	15,109	200,031
Issued in reinvestment of distributions	412	5,179	—	—
Redeemed	(6,721)	(84,768)	(1,014)	(13,337)
	174,394	2,152,357	14,095	186,694
Net increase (decrease)	7,476,719	$96,823,267	5,382,115	$66,800,095

Avantis International Equity Fund
Institutional Class
Sold	3,178,450	$38,089,797	2,528,683	$28,162,838
Issued in reinvestment of distributions	257,056	3,058,961	88,298	945,667
Redeemed	(636,270)	(7,571,351)	(1,631,782)	(17,402,937)
	2,799,236	33,577,407	985,199	11,705,568
G Class
Sold	706,564	8,276,945	56,777	687,665
Issued in reinvestment of distributions	2,861	34,017	—	—
Redeemed	(25,473)	(301,704)	(4,381)	(53,648)
	683,952	8,009,258	52,396	634,017
Net increase (decrease)	3,483,188	$41,586,665	1,037,595	$12,339,585

Avantis International Small Cap Value Fund
Institutional Class
Sold	4,736,093	$59,703,000	7,205,043	$81,466,015
Issued in reinvestment of distributions	594,896	7,085,204	70,473	742,081
Redeemed	(2,405,255)	(28,620,067)	(1,478,397)	(15,654,623)
	2,925,734	38,168,137	5,797,119	66,553,473
G Class
Sold	—	—	508	5,749
Issued in reinvestment of distributions	24	282	—	—
	24	282	508	5,749
Net increase (decrease)	2,925,758	$38,168,419	5,797,627	$66,559,222
(1)January 20, 2021 (commencement of sale) through August 31, 2021 for the G Class.

169

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Avantis Emerging Markets Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$5,289,153	$5,802,906	—
Chile	230,296	831,173	—
China	12,394,398	43,793,558	—
Colombia	192,830	249,781	—
India	2,799,132	26,161,215	—
Indonesia	454,296	3,198,789	—
Mexico	1,358,691	3,234,348	—
Peru	487,730	—	—
Philippines	76,151	1,954,578	—
Russia	50,062	1,392,905	—
South Africa	1,465,809	6,876,637	—
South Korea	2,073,493	25,851,656	—
Taiwan	7,589,044	29,122,014	—
Turkey	39,124	822,325	—
Other Countries	—	12,043,775	—
Warrants	—	8,766	—
Rights	—	1,883	—
Corporate Bonds	—	417	—
Short-Term Investments	6,258,929	—	—
	$40,759,138	$161,346,726	—

Liabilities
Other Financial Instruments
Futures Contracts	$60,469	—	—

170

Avantis International Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,257,241	$6,320,861	—
Belgium	188,977	828,829	—
Canada	134,337	11,676,400	—
Denmark	875,331	1,523,167	—
Finland	103,004	961,919	—
France	1,773,079	8,142,147	—
Germany	372,068	7,884,069	—
Hong Kong	111,209	2,652,062	—
Israel	248,366	830,474	—
Italy	234,555	2,305,756	—
Japan	2,319,246	19,961,159	—
Netherlands	1,766,926	2,297,373	—
Norway	168,856	787,934	—
Singapore	83,138	1,281,020	—
Spain	569,172	1,674,177	—
Sweden	138,000	3,812,483	—
Switzerland	1,596,032	7,662,894	—
United Kingdom	6,510,481	9,019,943	—
United States	1,935	10,264	—
Other Countries	—	1,535,233	—
Rights	—	852	—
Short-Term Investments	7,057,269	—	—
	$25,509,222	$91,169,016	—

Liabilities
Other Financial Instruments
Futures Contracts	$16,869	—	—

Avantis International Small Cap Value Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$896,484	$153,594,269	—
Warrants	—	12,636	—
Rights	—	1,106	—
Short-Term Investments	4,223,120	—	—
	$5,119,604	$153,608,011	—
Other Financial Instruments
Futures Contracts	$5,274	—	—

171

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$901,456
Avantis International Equity Fund	$714,727
Avantis International Small Cap Value Fund	$579,524

Value of Derivative Instruments as of February 28, 2022

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2,400

Avantis International Equity Fund

Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2,400

Avantis International Small Cap Value Fund

Equity Price Risk	Receivable for variation margin on futures contracts*	$1,925	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

172

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$12,889	Change in net unrealized appreciation (depreciation) on futures contracts	$(121,810)

Avantis International Equity Fund

Equity Price Risk	Net realized gain (loss) on futures contract transactions	$43,021	Change in net unrealized appreciation (depreciation) on futures contracts	$(59,449)

Avantis International Small Cap Value Fund

Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(151,105)	Change in net unrealized appreciation (depreciation) on futures contracts	$26,127

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value Fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

173

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Federal tax cost of investments	$197,252,559	$102,651,766	$148,351,903
Gross tax appreciation of investments	$23,704,744	$17,359,854	$20,165,066
Gross tax depreciation of investments	(18,851,439)	(3,333,382)	(9,789,354)
Net tax appreciation (depreciation) of investments	$4,853,305	$14,026,472	$10,375,712

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2021, the Avantis Emerging Markets Equity Fund had accumulated short-term capital losses of $(408,414), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

174

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2022(3)	$13.35	0.13	(1.20)	(1.07)	(0.24)	$12.04	(8.39)%	0.33%(4)	0.33%(4)	2.01%(4)	2.01%(4)	1%	$195,200
2021	$10.32	0.29	2.93	3.22	(0.19)	$13.35	31.29%	0.33%	0.33%	2.29%	2.29%	9%	$118,866
2020(5)	$10.00	0.23	0.12	0.35	(0.03)	$10.32	3.57%	0.33%(4)	0.33%(4)	3.26%(4)	3.26%(4)	4%	$36,539
G Class
2022(3)	$13.38	0.12	(1.16)	(1.04)	(0.28)	$12.06	(8.23)%	0.00%(4)(6)	0.33%(4)	2.34%(4)	2.01%(4)	1%	$2,272
2021(7)	$13.16	0.31	(0.09)	0.22	—	$13.38	1.67%	0.00%(4)(6)	0.33%(4)	3.75%(4)	3.42%(4)	9%(8)	$189

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)Ratio was less than 0.005%.
(7)January 20, 2021 (commencement of sale) through August 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2022(3)	$12.51	0.11	(0.79)	(0.68)	(0.30)	(0.12)	(0.42)	$11.41	(5.60)%	0.23%(4)	0.23%(4)	1.85%(4)	1.85%(4)	2%	$102,558
2021	$9.78	0.27	2.64	2.91	(0.18)	—	(0.18)	$12.51	30.11%	0.23%	0.23%	2.35%	2.35%	13%	$77,422
2020(5)	$10.00	0.17	(0.38)	(0.21)	(0.01)	—	(0.01)	$9.78	(2.10)%	0.23%(4)	0.23%(4)	2.54%(4)	2.54%(4)	2%	$50,898
G Class
2022(3)	$12.52	0.10	(0.77)	(0.67)	(0.32)	(0.12)	(0.44)	$11.41	(5.47)%	0.00%(4)(6)	0.23%(4)	2.08%(4)	1.85%(4)	2%	$8,404
2021(7)	$11.35	0.21	0.96	1.17	—	—	—	$12.52	10.31%	0.00%(4)(6)	0.23%(4)	2.79%(4)	2.56%(4)	13%(8)	$656

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)Ratio was less than 0.005%.
(7)January 20, 2021 (commencement of sale) through August 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2022(3)	$12.75	0.10	(0.60)	(0.50)	(0.30)	(0.21)	(0.51)	$11.74	(4.04)%	0.37%(4)	0.37%(4)	1.69%(4)	1.69%(4)	22%	$155,616
2021	$9.32	0.27	3.31	3.58	(0.15)	—	—	$12.75	38.73%	0.36%	0.36%	2.33%	2.33%	34%	$131,702
2020(5)	$10.00	0.14	(0.78)	(0.64)	(0.04)	—	(0.04)	$9.32	(6.43)%	0.36%(4)	0.36%(4)	2.18%(4)	2.18%(4)	12%	$42,263
G Class
2022(3)	$12.77	0.13	(0.61)	(0.48)	(0.34)	(0.21)	(0.55)	$11.74	(3.87)%	0.01%(4)	0.37%(4)	2.05%(4)	1.69%(4)	22%	$6
2021(6)	$11.31	0.21	1.25	1.46	—	—	—	$12.77	12.91%	0.00%(4)(7)	0.36%(4)	2.82%(4)	2.46%(4)	34%(8)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)January 20, 2021 (commencement of sale) through August 31, 2021.
(7)Ratio was less than 0.005%.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

179

Notes
180

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97503 2204

Semiannual Report

February 28, 2022

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)
Avantis® Core Municipal Fixed Income Fund
Institutional Class (AVMUX)
G Class (AVFNX)
Avantis® Short-Term Fixed Income Fund
Institutional Class (AVSFX)
G Class (AVGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Escalating Volatility, Soaring Inflation Weighed on Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns early in the period, even as inflation and government bond yields were climbing. However, bond returns broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets. The downturn was short-lived, though, as omicron proved to be less severe than other variants. Stocks resumed their upward march until early 2022, when worries about inflation, central bank policy and Russia’s invasion of Ukraine sparked sharp volatility.

Throughout the period, steady economic gains combined with ongoing monetary support, escalating energy prices and considerable supply chain disruptions ignited inflation. By February, year-over-year headline inflation in the U.S. reached 7.9%, a 40-year high, while European inflation rose to a record 5.8%. In the U.S., this backdrop set the stage for Federal Reserve (Fed) tightening, including the Fed’s first rate hike in more than three years.
Most asset classes, including broad stock and bond indices, declined for the six-month period. U.S. stocks generally fared better than non-U.S. stocks, and the value style significantly outperformed the growth style. U.S. and global bond returns declined as yields rose.

Staying Focused in Uncertain Times

Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and its implications for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2022

Avantis Core Fixed Income Fund
Types of Investments in Portfolio	% of net assets
Corporate Bonds	61.1%
U.S. Treasury Securities and Equivalents	25.1%
U.S. Government Agency Mortgage-Backed Securities	18.8%
U.S. Government Agency Securities	2.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	34.2%
Other Assets and Liabilities	(42.2)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.
3

Fund Characteristics

FEBRUARY 28, 2022

Avantis Core Municipal Fixed Income Fund
Types of Investments in Portfolio	% of net assets
Municipal Securities	98.1%
Short-Term Investments	0.8%
Other Assets and Liabilities	1.1%

Top Five States and Territories	% of net assets
California	15.0%
New York	14.1%
Florida	6.3%
Texas	6.0%
Illinois	4.8%

Top Five Sectors	% of fund investments
Special Tax	23%
General Obligation (GO) - State	17%
General Obligation (GO) - Local	14%
Public Power	9%
Water & Sewer	7%
4

Fund Characteristics

FEBRUARY 28, 2022

Avantis Short-Term Fixed Income Fund
Types of Investments in Portfolio	% of net assets
Corporate Bonds	65.8%
U.S. Treasury Securities and Equivalents	30.7%
U.S. Government Agency Securities	3.2%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.5)%
5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
6

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Avantis Core Fixed Income Fund
Actual
Institutional Class	$1,000	$951.20	$0.73	0.15%
G Class	$1,000	$951.90	$0.00	0.00%
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%
Avantis Core Municipal Fixed Income Fund
Actual
Institutional Class	$1,000	$964.50	$0.73	0.15%
G Class	$1,000	$965.30	$0.00	0.00%
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%
Avantis Short-Term Fixed Income Fund
Actual
Institutional Class	$1,000	$973.10	$0.73	0.15%
G Class	$1,000	$973.90	$0.00	0.00%
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

7

Schedules of Investments

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Core Fixed Income Fund
	Principal Amount	Value
CORPORATE BONDS — 61.1%
Aerospace and Defense — 1.6%
Boeing Co. (The), 6.125%, 2/15/33	$20,000	$23,496
Boeing Co. (The), 6.625%, 2/15/38	45,000	55,483
General Dynamics Corp., 3.625%, 4/1/30	64,000	68,179
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	30,818
Lockheed Martin Corp., 3.55%, 1/15/26	97,000	102,234
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	42,955
Precision Castparts Corp., 3.25%, 6/15/25	42,000	43,535
Textron, Inc., 4.00%, 3/15/26	30,000	31,545
Textron, Inc., 2.45%, 3/15/31	42,000	39,391
		437,636
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	105,331
Airlines — 0.6%
Southwest Airlines Co., 5.125%, 6/15/27	32,000	35,504
Southwest Airlines Co., 2.625%, 2/10/30	37,000	35,261
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 11/1/33	84,202	81,664
		152,429
Auto Components — 0.2%
BorgWarner, Inc., 2.65%, 7/1/27	48,000	47,868
Automobiles — 1.2%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	60,000	57,526
American Honda Finance Corp., MTN, 2.35%, 1/8/27	48,000	47,959
General Motors Co., 5.15%, 4/1/38	40,000	43,386
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	28,333
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	67,329
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	30,000	31,436
Toyota Motor Credit Corp., MTN, 1.65%, 1/10/31	38,000	34,778
		310,747
Banks — 4.1%
Asian Development Bank, MTN, 0.25%, 10/6/23	25,000	24,556
Asian Development Bank, MTN, 0.625%, 10/8/24	150,000	146,145
Asian Development Bank, MTN, 0.375%, 9/3/25	50,000	47,616
Asian Development Bank, MTN, 2.75%, 1/19/28	50,000	52,466
Bank of Nova Scotia (The), 3.40%, 2/11/24	68,000	69,766
Council Of Europe Development Bank, 0.25%, 10/20/23	50,000	49,054
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	25,496
Fifth Third Bancorp, 3.65%, 1/25/24	66,000	67,886
Inter-American Development Bank, 2.625%, 1/16/24	50,000	51,050
Inter-American Development Bank, 3.125%, 9/18/28	60,000	64,390
International Bank for Reconstruction & Development, 0.50%, 10/28/25	75,000	71,552
International Bank for Reconstruction & Development, 0.875%, 7/15/26	25,000	24,096
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	56,219
8

Avantis Core Fixed Income Fund
	Principal Amount	Value
Santander Holdings USA, Inc., 3.45%, 6/2/25	$36,000	$36,615
Santander Holdings USA, Inc., 4.40%, 7/13/27	36,000	37,950
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	30,000	30,973
US Bancorp, MTN, 3.95%, 11/17/25	97,000	103,185
Wells Fargo & Co., MTN, 3.55%, 9/29/25	66,000	68,310
Westpac Banking Corp., 2.85%, 5/13/26	70,000	71,872
		1,099,197
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 5.875%, 6/15/35	110,000	135,589
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	74,295
PepsiCo, Inc., 3.00%, 10/15/27	73,000	75,448
PepsiCo, Inc., 1.40%, 2/25/31	31,000	27,947
		313,279
Biotechnology — 0.8%
AbbVie, Inc., 4.50%, 5/14/35	136,000	151,342
Biogen, Inc., 2.25%, 5/1/30	78,000	71,336
		222,678
Building Products — 0.2%
Owens Corning, 7.00%, 12/1/36	50,000	65,921
Capital Markets — 2.3%
BlackRock, Inc., 3.25%, 4/30/29	12,000	12,588
BlackRock, Inc., 2.10%, 2/25/32	75,000	70,181
Brookfield Finance, Inc., 3.90%, 1/25/28	66,000	69,371
Charles Schwab Corp. (The), 3.20%, 3/2/27	30,000	31,156
Charles Schwab Corp. (The), 2.75%, 10/1/29	55,000	55,027
Charles Schwab Corp. (The), 1.95%, 12/1/31	120,000	110,690
Franklin Resources, Inc., 1.60%, 10/30/30	57,000	51,037
Intercontinental Exchange, Inc., 3.75%, 9/21/28	125,000	132,371
Jefferies Group LLC, 6.25%, 1/15/36	40,000	48,843
S&P Global, Inc., 2.95%, 1/22/27	25,000	25,638
		606,902
Chemicals — 2.0%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	73,000	71,513
Ecolab, Inc., 2.70%, 11/1/26	160,000	162,875
EI du Pont de Nemours and Co., 2.30%, 7/15/30	30,000	28,996
Linde, Inc., 3.20%, 1/30/26	48,000	49,896
Mosaic Co. (The), 5.45%, 11/15/33	60,000	70,846
RPM International, Inc., 4.55%, 3/1/29	64,000	69,653
Westlake Corp., 3.60%, 8/15/26	42,000	43,652
Westlake Corp., 3.375%, 6/15/30	30,000	30,586
		528,017
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	28,794
Consumer Finance — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	150,000	165,337
Ally Financial, Inc., 5.80%, 5/1/25	120,000	129,926
Synchrony Financial, 5.15%, 3/19/29	66,000	71,855
Synchrony Financial, 2.875%, 10/28/31	70,000	65,072
		432,190
Diversified Financial Services — 0.1%
Equitable Holdings, Inc., 4.35%, 4/20/28	30,000	32,148
9

Avantis Core Fixed Income Fund
	Principal Amount	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 6.15%, 9/15/34	$106,000	$130,789
Telefonica Europe BV, 8.25%, 9/15/30	24,000	32,401
		163,190
Electric Utilities — 4.1%
Baltimore Gas and Electric Co., 2.25%, 6/15/31	140,000	133,173
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	12,657
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	65,011
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	35,623
Duke Energy Indiana LLC, 6.12%, 10/15/35	45,000	55,657
Duke Energy Ohio, Inc., 2.125%, 6/1/30	36,000	33,947
Edison International, 3.55%, 11/15/24	65,000	66,349
Edison International, 4.95%, 4/15/25	70,000	73,830
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	34,102
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	33,078
IPALCO Enterprises, Inc., 4.25%, 5/1/30	57,000	59,389
MidAmerican Energy Co., 6.75%, 12/30/31	70,000	92,323
PacifiCorp, 2.70%, 9/15/30	54,000	53,262
PPL Electric Utilities Corp., 6.25%, 5/15/39	18,000	23,987
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	131,719
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	36,000	36,934
Puget Energy, Inc., 4.10%, 6/15/30	66,000	68,517
Union Electric Co., 2.95%, 3/15/30	68,000	68,778
Wisconsin Power and Light Co., 3.00%, 7/1/29	24,000	24,239
		1,102,575
Electronic Equipment, Instruments and Components — 1.1%
Flex Ltd., 3.75%, 2/1/26	30,000	30,996
Flex Ltd., 4.875%, 5/12/30	24,000	26,224
Jabil, Inc., 3.00%, 1/15/31	30,000	28,652
TD SYNNEX Corp., 2.65%, 8/9/31(1)	150,000	136,424
Trimble, Inc., 4.90%, 6/15/28	62,000	66,869
		289,165
Energy Equipment and Services — 0.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	30,000	30,950
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	67,990
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	64,153
		163,093
Equity Real Estate Investment Trusts (REITs) — 7.0%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	66,000	69,303
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	69,772
American Tower Corp., 2.95%, 1/15/25	65,000	65,719
American Tower Corp., 3.60%, 1/15/28	66,000	67,771
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	100,000	104,052
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	24,000	24,738
AvalonBay Communities, Inc., MTN, 3.30%, 6/1/29	75,000	77,759
Brixmor Operating Partnership LP, 3.65%, 6/15/24	69,000	71,092
Camden Property Trust, 3.15%, 7/1/29	85,000	86,991
Corporate Office Properties LP, 2.25%, 3/15/26	72,000	70,854
Equinix, Inc., 2.50%, 5/15/31	150,000	138,838
ERP Operating LP, 3.00%, 7/1/29	125,000	126,661
10

Avantis Core Fixed Income Fund
	Principal Amount	Value
Highwoods Realty LP, 4.125%, 3/15/28	$33,000	$35,092
Highwoods Realty LP, 2.60%, 2/1/31	36,000	34,266
Host Hotels & Resorts LP, 4.50%, 2/1/26	125,000	131,131
Kilroy Realty LP, 2.50%, 11/15/32	79,000	72,140
Prologis LP, 2.125%, 4/15/27	110,000	108,305
Prologis LP, 2.25%, 4/15/30	115,000	110,328
Realty Income Corp., 3.65%, 1/15/28	36,000	37,552
Simon Property Group LP, 6.75%, 2/1/40	30,000	41,209
Tanger Properties LP, 2.75%, 9/1/31	150,000	136,590
Ventas Realty LP, 4.75%, 11/15/30	66,000	73,809
Vornado Realty LP, 3.40%, 6/1/31	125,000	122,725
		1,876,697
Food and Staples Retailing — 0.6%
Costco Wholesale Corp., 3.00%, 5/18/27	125,000	129,676
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	5,000	5,189
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	30,000	30,349
		165,214
Food Products — 1.1%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	68,523
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	74,652
Campbell Soup Co., 4.15%, 3/15/28	64,000	68,536
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	82,654
		294,365
Gas Utilities — 0.4%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	48,792
National Fuel Gas Co., 4.75%, 9/1/28	35,000	36,472
Southern California Gas Co., 2.55%, 2/1/30	35,000	34,106
		119,370
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories, 3.875%, 9/15/25	125,000	132,314
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	28,205
Medtronic Global Holdings SCA, 3.35%, 4/1/27	125,000	130,673
Medtronic, Inc., 4.375%, 3/15/35	30,000	34,257
		325,449
Health Care Providers and Services — 2.0%
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	30,496
Cigna Corp., 3.05%, 10/15/27	65,000	66,392
CVS Health Corp., 1.875%, 2/28/31	53,000	48,228
CVS Health Corp., 4.875%, 7/20/35	70,000	80,665
HCA, Inc., 5.25%, 6/15/26	60,000	65,013
HCA, Inc., 4.125%, 6/15/29	66,000	69,251
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	25,251
UnitedHealth Group, Inc., 3.375%, 4/15/27	125,000	131,321
UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	27,700
		544,317
Hotels, Restaurants and Leisure — 0.8%
Expedia Group, Inc., 3.25%, 2/15/30	60,000	59,255
Hyatt Hotels Corp., 4.85%, 3/15/26	75,000	79,770
Marriott International, Inc., 4.625%, 6/15/30	75,000	81,057
		220,082
Household Durables — 0.2%
Whirlpool Corp., 4.00%, 3/1/24	54,000	56,229
11

Avantis Core Fixed Income Fund
	Principal Amount	Value
Industrial Conglomerates — 0.5%
3M Co., MTN, 5.70%, 3/15/37	$18,000	$22,970
Honeywell International, Inc., 5.70%, 3/15/36	24,000	30,987
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	68,158
		122,115
Insurance — 1.5%
Aflac, Inc., 3.60%, 4/1/30	75,000	79,710
Athene Holding Ltd., 6.15%, 4/3/30	70,000	82,403
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	32,257
Chubb INA Holdings, Inc., 6.70%, 5/15/36	75,000	103,545
MetLife, Inc., 3.60%, 11/13/25	97,000	101,585
		399,500
Interactive Media and Services — 0.2%
Alphabet, Inc., 0.80%, 8/15/27	48,000	44,484
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	33,109
Amazon.com, Inc., 3.875%, 8/22/37	65,000	71,279
		104,388
IT Services — 1.5%
International Business Machines Corp., 1.95%, 5/15/30	111,000	104,335
VeriSign, Inc., 2.70%, 6/15/31	150,000	139,439
Visa, Inc., 2.75%, 9/15/27	96,000	98,455
Visa, Inc., 1.10%, 2/15/31	30,000	26,617
Western Union Co. (The), 6.20%, 11/17/36	30,000	34,336
		403,182
Leisure Products — 0.3%
Hasbro, Inc., 3.50%, 9/15/27	67,000	68,950
Machinery — 1.3%
ABB Finance USA, Inc., 3.80%, 4/3/28	64,000	68,221
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	30,000	28,187
John Deere Capital Corp., MTN, 3.05%, 1/6/28	102,000	105,867
Kennametal, Inc., 4.625%, 6/15/28	65,000	70,164
Oshkosh Corp., 4.60%, 5/15/28	64,000	68,875
		341,314
Media — 1.7%
Comcast Corp., 4.25%, 10/15/30	60,000	66,069
Discovery Communications LLC, 3.95%, 3/20/28	80,000	82,598
Fox Corp., 3.05%, 4/7/25	130,000	132,689
Paramount Global, 4.95%, 1/15/31	42,000	45,558
Walt Disney Co. (The), 2.00%, 9/1/29	42,000	40,145
Walt Disney Co. (The), 6.55%, 3/15/33	40,000	52,134
Walt Disney Co. (The), 6.15%, 2/15/41	30,000	40,329
		459,522
Metals and Mining — 0.8%
Barrick Gold Corp., 6.45%, 10/15/35	100,000	129,664
Kinross Gold Corp., 4.50%, 7/15/27	42,000	45,009
Steel Dynamics, Inc., 3.25%, 1/15/31	54,000	53,973
		228,646
Multi-Utilities — 0.6%
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	120,990
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	33,630
		154,620
12

Avantis Core Fixed Income Fund
	Principal Amount	Value
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	$65,000	$67,783
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	32,063
Target Corp., 2.65%, 9/15/30	42,000	42,210
		142,056
Oil, Gas and Consumable Fuels — 6.0%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	53,568
BP Capital Markets America, Inc., 3.63%, 4/6/30	100,000	104,229
Burlington Resources LLC, 7.40%, 12/1/31	18,000	25,067
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	28,793
Canadian Natural Resources Ltd., 5.85%, 2/1/35	60,000	70,808
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	68,754
Chevron Corp., 1.55%, 5/11/25	42,000	41,387
Chevron Corp., 3.33%, 11/17/25	125,000	129,811
Chevron USA, Inc., 3.85%, 1/15/28	26,000	28,027
ConocoPhillips Co., 6.95%, 4/15/29	85,000	108,744
Enbridge, Inc., 3.125%, 11/15/29	42,000	42,014
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	18,807
Equinor ASA, 2.875%, 4/6/25	44,000	44,821
Equinor ASA, 1.75%, 1/22/26	70,000	68,689
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	53,151
Exxon Mobil Corp., 2.61%, 10/15/30	36,000	35,765
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	20,210
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	25,502
MPLX LP, 2.65%, 8/15/30	30,000	28,297
ONEOK, Inc., 6.35%, 1/15/31	35,000	41,567
ONEOK, Inc., 6.00%, 6/15/35	60,000	68,922
Phillips 66, 3.90%, 3/15/28	24,000	25,231
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	27,277
Shell International Finance BV, 3.25%, 5/11/25	18,000	18,682
Shell International Finance BV, 2.50%, 9/12/26	66,000	66,853
Shell International Finance BV, 2.375%, 11/7/29	110,000	107,302
Shell International Finance BV, 4.125%, 5/11/35	12,000	13,073
TransCanada PipeLines Ltd., 4.25%, 5/15/28	149,000	158,708
Valero Energy Corp., 6.625%, 6/15/37	30,000	38,578
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	27,674
Williams Cos., Inc. (The), 4.00%, 9/15/25	18,000	18,761
		1,609,072
Paper and Forest Products — 0.5%
WestRock MWV LLC, 7.95%, 2/15/31	100,000	133,502
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), 1.95%, 3/15/31	57,000	53,703
Pharmaceuticals — 3.2%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	48,083
AstraZeneca plc, 0.70%, 4/8/26	140,000	131,566
Bristol-Myers Squibb Co., 3.25%, 2/27/27	33,000	34,594
Bristol-Myers Squibb Co., 1.45%, 11/13/30	46,000	41,710
Bristol-Myers Squibb Co., 4.125%, 6/15/39	35,000	38,429
Eli Lilly & Co., 3.375%, 3/15/29	16,000	16,902
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	36,000	49,266
Johnson & Johnson, 0.55%, 9/1/25	24,000	22,891
13

Avantis Core Fixed Income Fund
	Principal Amount	Value
Johnson & Johnson, 2.90%, 1/15/28	$54,000	$55,670
Merck & Co., Inc., 0.75%, 2/24/26	42,000	40,044
Mylan, Inc., 4.55%, 4/15/28	61,000	65,079
Novartis Capital Corp., 3.10%, 5/17/27	66,000	68,351
Novartis Capital Corp., 2.20%, 8/14/30	36,000	34,963
Royalty Pharma plc, 2.20%, 9/2/30	73,000	66,299
Sanofi, 3.625%, 6/19/28	65,000	70,214
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	65,000	67,165
		851,226
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom, Inc., 4.11%, 9/15/28	66,000	69,412
Broadcom, Inc., 3.42%, 4/15/33(1)	75,000	73,201
Intel Corp., 3.90%, 3/25/30	60,000	64,663
Intel Corp., 4.60%, 3/25/40	58,000	65,797
Micron Technology, Inc., 4.66%, 2/15/30	75,000	80,747
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	24,000	27,312
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	68,858
		449,990
Software — 0.9%
Adobe, Inc., 2.30%, 2/1/30	35,000	34,072
Oracle Corp., 3.90%, 5/15/35	135,000	132,473
VMware, Inc., 4.70%, 5/15/30	60,000	65,939
		232,484
Specialty Retail — 0.6%
AutoNation, Inc., 3.80%, 11/15/27	40,000	41,475
AutoNation, Inc., 4.75%, 6/1/30	24,000	25,886
Home Depot, Inc. (The), 2.80%, 9/14/27	66,000	67,412
TJX Cos., Inc. (The), 1.15%, 5/15/28	30,000	27,781
		162,554
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc., 3.25%, 2/23/26	24,000	25,074
Apple, Inc., 3.20%, 5/11/27	12,000	12,563
Apple, Inc., 2.20%, 9/11/29	18,000	17,691
Apple, Inc., 1.65%, 5/11/30	48,000	44,801
Apple, Inc., 1.70%, 8/5/31	225,000	208,785
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	112,000	134,127
HP, Inc., 3.40%, 6/17/30	42,000	42,448
		485,489
Trading Companies and Distributors — 0.3%
Air Lease Corp., 3.625%, 12/1/27	69,000	69,953
Transportation Infrastructure — 0.2%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	67,145	63,916
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 3.75%, 4/15/27	66,000	68,574
TOTAL CORPORATE BONDS (Cost $16,876,086)		16,352,123
U.S. TREASURY SECURITIES AND EQUIVALENTS — 25.1%
Israel Government AID Bond, 5.50%, 9/18/23	25,000	26,520
U.S. Treasury Bonds, 7.625%, 2/15/25	340,000	399,327
U.S. Treasury Bonds, 5.50%, 8/15/28	120,000	146,906
14

Avantis Core Fixed Income Fund
	Principal Amount	Value
U.S. Treasury Bonds, 5.375%, 2/15/31	$110,000	$142,626
U.S. Treasury Bonds, 4.50%, 2/15/36	200,000	264,719
U.S. Treasury Bonds, 2.25%, 5/15/41	175,000	174,501
U.S. Treasury Bonds, 2.00%, 11/15/41	90,000	86,189
U.S. Treasury Bonds, 3.125%, 11/15/41	165,000	187,978
U.S. Treasury Bonds, 3.375%, 5/15/44	180,000	213,736
U.S. Treasury Bonds, 2.50%, 2/15/45	55,000	56,798
U.S. Treasury Bonds, 2.875%, 8/15/45(2)	260,000	286,894
U.S. Treasury Notes, 0.125%, 2/15/24	150,000	146,144
U.S. Treasury Notes, 2.125%, 3/31/24	280,000	283,620
U.S. Treasury Notes, 0.375%, 8/15/24	150,000	145,699
U.S. Treasury Notes, 1.50%, 2/15/25	500,000	498,047
U.S. Treasury Notes, 0.25%, 5/31/25	500,000	477,461
U.S. Treasury Notes, 2.75%, 8/31/25	500,000	517,637
U.S. Treasury Notes, 0.375%, 1/31/26(2)	635,000	602,456
U.S. Treasury Notes, 0.625%, 7/31/26	25,000	23,809
U.S. Treasury Notes, 1.50%, 8/15/26	190,000	187,996
U.S. Treasury Notes, 2.25%, 2/15/27	50,000	51,184
U.S. Treasury Notes, 0.625%, 11/30/27	300,000	280,887
U.S. Treasury Notes, 0.75%, 1/31/28	475,000	447,075
U.S. Treasury Notes, 1.25%, 3/31/28	175,000	169,449
U.S. Treasury Notes, 1.375%, 10/31/28	180,000	174,874
U.S. Treasury Notes, 0.875%, 11/15/30	200,000	184,820
U.S. Treasury Notes, 1.125%, 2/15/31	100,000	94,246
U.S. Treasury Notes, 1.875%, 2/15/32	200,000	200,766
U.S. Treasury Notes, 2.375%, 2/15/42	250,000	255,352
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $6,860,540)		6,727,716
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.8%
GNMA, 2.00%, TBA	100,000	97,773
GNMA, 2.50%, TBA	200,000	199,852
GNMA, 3.00%, TBA	550,000	559,174
GNMA, 3.00%, TBA	150,000	152,145
UMBS, 1.50%, TBA	300,000	291,491
UMBS, 1.50%, TBA	400,000	389,250
UMBS, 2.00%, TBA	100,000	99,090
UMBS, 2.00%, TBA	300,000	287,789
UMBS, 2.00%, TBA	150,000	143,595
UMBS, 2.00%, TBA	500,000	496,328
UMBS, 2.50%, TBA	500,000	505,897
UMBS, 2.50%, TBA	500,000	493,340
UMBS, 2.50%, TBA	100,000	98,440
UMBS, 3.00%, TBA	250,000	252,519
UMBS, 3.00%, TBA	300,000	302,367
UMBS, 3.00%, TBA	50,000	50,269
UMBS, 3.50%, TBA	600,000	617,953
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $5,033,232)		5,037,272
U.S. GOVERNMENT AGENCY SECURITIES — 2.8%
FHLB, 0.375%, 9/4/25	50,000	47,673
15

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
FHLB, 3.25%, 11/16/28	$250,000	$270,306
FHLMC, 0.375%, 7/21/25	35,000	33,466
FNMA, 0.25%, 5/22/23	150,000	148,301
FNMA, 0.375%, 8/25/25	25,000	23,845
Tennessee Valley Authority, 0.75%, 5/15/25	225,000	218,147
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $745,147)		741,738
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 2.625%, 2/21/24 (Cost $52,176)	50,000	51,059
SHORT-TERM INVESTMENTS — 34.2%
Commercial Paper(3) — 2.6%
Mitsubishi UFJ Financial Group, Inc., 0.23%, 3/1/22(1)	400,000	399,999
Old Line Funding LLC, 0.18%, 3/28/22(1)	300,000	299,964
		699,963
Money Market Funds — 24.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,661,473	6,661,473
Treasury Bills — 6.7%
U.S. Treasury Bills, 0.02%, 3/3/22(3)	250,000	250,000
U.S. Treasury Bills, 0.06%, 3/31/22(3)	550,000	549,969
U.S. Treasury Bills, 0.23%, 5/5/22(3)	1,000,000	999,600
		1,799,569
TOTAL SHORT-TERM INVESTMENTS (Cost $9,161,002)		9,161,005
TOTAL INVESTMENT SECURITIES — 142.2% (Cost $38,728,183)		38,070,913
OTHER ASSETS AND LIABILITIES(4) — (42.2)%		(11,299,126)
TOTAL NET ASSETS — 100.0%		$26,771,787

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	3	June 2022	$354,844	$2,127
^Amount represents value and unrealized appreciation (depreciation).

16

Avantis Core Fixed Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 37	Sell	1.00%	12/20/26	$350,000	$8,302	$(2,391)	$5,911
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CDX	-	Credit Derivatives Indexes
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $936,900, which represented 3.5% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $13,887.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.
17

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
MUNICIPAL SECURITIES — 98.1%
Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	$10,000	$10,932
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/26, Prerefunded at 100% of Par(1)	10,000	11,584
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	25,000	28,389
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	100,000	124,496
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	100,000	115,046
State of Alabama GO, 5.00%, 8/1/27	60,000	69,268
		359,715
Arizona — 2.8%
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	17,381
Pima County Sewer System Rev., 5.00%, 7/1/25	20,000	22,387
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	65,000	77,653
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	55,000	65,520
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	30,000	36,353
State of Arizona COP, 5.00%, 10/1/25(1)	10,000	11,271
State of Arizona COP, 5.00%, 10/1/27(1)	140,000	166,270
State of Arizona Lottery Rev., 5.00%, 7/1/27(1)	10,000	11,807
		408,642
California — 15.0%
California Infrastructure & Economic Development Bank Rev., 5.00%, 10/1/28	30,000	35,241
California State Public Works Board Rev., 5.00%, 11/1/29	15,000	15,891
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	25,000	27,781
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	50,000	55,513
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/28	30,000	33,219
California State University Rev., 5.00%, 11/1/26	10,000	11,290
California State University Rev., 4.00%, 11/1/34	50,000	54,563
California State University Rev., 5.00%, 11/1/37	25,000	28,044
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	10,000	11,163
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	20,000	23,423
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	40,000	46,431
Los Angeles Department of Airports Rev., 5.00%, 5/15/31	95,000	116,767
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	95,000	115,676
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/28	105,000	126,610
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/28	20,000	22,064
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	15,000	16,522
Los Angeles Unified School District GO, 5.00%, 7/1/29	25,000	29,806
Los Angeles Unified School District GO, 3.00%, 7/1/35	90,000	94,451
18

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	$40,000	$46,112
Port of Los Angeles Rev., 5.00%, 8/1/26	25,000	28,812
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	25,000	28,593
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	25,000	30,571
San Diego Unified School District GO, 5.00%, 7/1/29	20,000	22,962
San Diego Unified School District GO, 4.00%, 7/1/32	40,000	43,915
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	15,000	12,513
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	10,000	12,007
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/37	10,000	11,995
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/29	50,000	57,933
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	15,000	17,314
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/34	10,000	11,700
Southern California Public Power Authority Rev., 5.00%, 7/1/30	10,000	10,662
State of California GO, 5.00%, 9/1/26	20,000	23,082
State of California GO, 5.00%, 11/1/27	40,000	47,501
State of California GO, 5.00%, 8/1/29	30,000	34,491
State of California GO, 5.00%, 8/1/30	40,000	48,197
State of California GO, 5.25%, 8/1/32 (AGM)	10,000	13,126
State of California GO, 4.00%, 9/1/33	70,000	77,333
State of California GO, 5.00%, 9/1/35	40,000	45,939
State of California GO, 3.00%, 10/1/35	165,000	172,921
State of California GO, 4.00%, 3/1/36	110,000	125,912
State of California GO, 3.00%, 10/1/37	50,000	52,076
State of California Department of Water Resources Rev., 5.00%, 12/1/26, Prerefunded at 100% of Par(1)	50,000	58,358
State of California Department of Water Resources Rev., 5.00%, 12/1/29	25,000	29,017
State of California Department of Water Resources Rev., 5.00%, 12/1/34	25,000	31,575
University of California Rev., 5.00%, 5/15/27	40,000	44,473
University of California Rev., 5.00%, 5/15/32	50,000	58,363
University of California Rev., 5.00%, 5/15/32	25,000	30,035
University of California Rev., 5.00%, 5/15/36	50,000	58,200
		2,150,143
Colorado — 1.4%
City & County of Denver GO, 5.00%, 8/1/27	25,000	29,676
City & County of Denver Airport System Rev., 4.00%, 11/15/31	25,000	25,529
Regional Transportation District COP, 5.00%, 6/1/39	75,000	78,099
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	20,000	24,246
State of Colorado COP, 5.00%, 12/15/29	25,000	30,360
State of Colorado COP, 4.00%, 12/15/37	10,000	11,459
		199,369
Connecticut — 2.0%
State of Connecticut GO, 5.00%, 11/15/26	60,000	67,790
State of Connecticut GO, 5.00%, 6/15/28	25,000	30,033
State of Connecticut GO, 5.00%, 1/15/31	25,000	30,892
19

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
State of Connecticut, Special Tax Rev., 5.00%, 8/1/26	$20,000	$22,363
State of Connecticut, Special Tax Rev., 5.00%, 9/1/27	20,000	21,786
State of Connecticut, Special Tax Rev., 5.00%, 1/1/28	40,000	47,580
State of Connecticut, Special Tax Rev., 5.00%, 1/1/31	10,000	11,790
University of Connecticut Rev., 4.00%, 4/15/38	50,000	55,296
		287,530
District of Columbia — 1.5%
District of Columbia GO, 5.00%, 10/15/27	10,000	11,899
District of Columbia GO, 5.00%, 6/1/31	25,000	27,049
District of Columbia GO, 5.00%, 6/1/33	35,000	37,828
District of Columbia GO, 5.00%, 10/15/34	50,000	60,785
District of Columbia GO, 5.00%, 10/15/36	30,000	36,406
District of Columbia GO, 4.00%, 6/1/37	5,000	5,560
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	35,000	40,095
		219,622
Florida — 6.3%
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	18,323
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	10,000	11,695
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	5,000	5,472
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	70,000	75,662
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	15,000	16,194
Florida Department of Management Services COP, 5.00%, 11/1/28	50,000	60,439
Florida Municipal Power Agency Rev., 5.00%, 10/1/27	90,000	103,752
Hillsborough County School Board COP, 5.00%, 7/1/26	45,000	49,951
Hillsborough County School Board COP, 5.00%, 7/1/29	30,000	36,313
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	57,100
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	10,000	10,833
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	75,000	81,069
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	15,000	16,408
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/30	20,000	22,386
Orange County School Board COP, 5.00%, 8/1/34	60,000	68,321
Palm Beach County School District COP, 5.00%, 8/1/28	35,000	42,185
Palm Beach County School District COP, 5.00%, 8/1/29	15,000	17,940
School Board of Miami-Dade County COP, 5.00%, 2/1/25	40,000	44,069
School Board of Miami-Dade County COP, 5.00%, 5/1/26	70,000	77,420
School District of Broward County COP, 5.00%, 7/1/25	75,000	83,691
		899,223
Georgia — 0.9%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/31	25,000	27,837
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/29	10,000	12,253
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	10,000	10,388
State of Georgia GO, 5.00%, 7/1/28	65,000	78,902
		129,380
Hawaii — 2.2%
City & County of Honolulu GO, 5.00%, 3/1/25	30,000	33,279
City & County of Honolulu GO, 5.00%, 3/1/28	80,000	95,862
City & County of Honolulu GO, 5.00%, 9/1/29	65,000	78,676
State of Hawaii GO, 5.00%, 1/1/28	35,000	41,892
20

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
State of Hawaii GO, 5.00%, 10/1/28	$25,000	$28,928
State of Hawaii GO, 5.00%, 10/1/30	30,000	35,400
		314,037
Idaho — 0.2%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/26	20,000	22,958
Illinois — 4.8%
Chicago Midway International Airport Rev., 5.00%, 1/1/41	35,000	39,110
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	50,000	56,093
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	20,000	21,761
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	15,000	16,828
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	25,000	28,618
Cook County GO, 5.00%, 11/15/31	20,000	22,776
Cook County Sales Tax Rev., 4.00%, 11/15/40	45,000	50,428
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	75,000	81,974
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	15,000	18,552
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	30,000	37,105
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	40,000	44,832
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/29	95,000	109,603
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/30	25,000	28,831
State of Illinois GO, 4.00%, 10/1/32	10,000	10,876
State of Illinois GO, 5.00%, 3/1/34	35,000	41,418
State of Illinois GO, 4.25%, 12/1/37	35,000	37,484
State of Illinois GO, 4.00%, 11/1/38	25,000	26,779
State of Illinois Rev., 5.00%, 6/15/26	20,000	20,852
		693,920
Indiana — 1.1%
Indiana Finance Authority Rev., (Indiana Department of Transportation), 5.00%, 6/1/28	105,000	121,922
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/37	10,000	12,175
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/37	10,000	11,240
Indiana Municipal Power Agency Rev., 5.00%, 1/1/35	10,000	11,332
		156,669
Kansas — 0.6%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/26	50,000	56,295
State of Kansas Department of Transportation Rev., 5.00%, 9/1/27	25,000	28,120
		84,415
Kentucky — 1.5%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/26	90,000	104,148
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/27	100,000	114,491
		218,639
Louisiana — 0.7%
State of Louisiana GO, 5.00%, 8/1/27	50,000	57,648
State of Louisiana GO, 5.00%, 8/1/28	35,000	40,191
		97,839
Maryland — 1.6%
State of Maryland GO, 5.00%, 3/15/25	15,000	16,673
21

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
State of Maryland GO, 5.00%, 3/15/27	$10,000	$11,761
State of Maryland GO, 5.00%, 3/15/29	15,000	18,457
State of Maryland GO, 5.00%, 3/15/30	45,000	53,992
State of Maryland GO, 5.00%, 3/15/31	95,000	116,304
State of Maryland GO, 5.00%, 3/15/31	15,000	17,478
		234,665
Massachusetts — 3.9%
Massachusetts GO, 5.00%, 7/1/27	25,000	29,531
Massachusetts GO, 5.00%, 11/1/27	35,000	41,668
Massachusetts GO, 5.00%, 3/1/28	20,000	23,991
Massachusetts GO, 5.00%, 1/1/30	35,000	42,594
Massachusetts GO, 5.00%, 9/1/30	30,000	37,019
Massachusetts GO, 5.00%, 1/1/31	60,000	72,651
Massachusetts GO, 3.00%, 7/1/35	15,000	15,592
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/28	110,000	132,418
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/29	45,000	55,299
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	40,000	44,526
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/27	30,000	34,697
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/31	25,000	30,110
		560,096
Michigan — 1.9%
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/29	45,000	55,125
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/30	40,000	46,068
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	30,000	32,644
Michigan State Building Authority Rev., 5.00%, 4/15/30	20,000	22,454
State of Michigan Rev., 5.00%, 3/15/27	100,000	117,182
		273,473
Minnesota — 0.8%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/26	55,000	61,967
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	15,000	17,296
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	28,843
		108,106
Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/27	75,000	89,250
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	29,691
		118,941
Nevada — 2.7%
Clark County School District GO, 5.00%, 6/15/25	65,000	72,396
Clark County School District GO, 5.00%, 6/15/27	25,000	28,124
Las Vegas Valley Water District GO, 5.00%, 6/1/39	85,000	92,767
State of Nevada GO, 5.00%, 4/1/27	20,000	22,139
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	15,000	17,210
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	35,000	39,969
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	70,000	79,907
22

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	$35,000	$40,838
		393,350
New Jersey — 3.6%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	75,000	82,979
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	70,000	75,620
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	15,000	15,986
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/41	20,000	22,390
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	60,000	67,208
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/24	25,000	27,310
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/37	40,000	43,182
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	45,000	53,098
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	20,000	23,001
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	10,000	11,491
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	20,000	20,904
State of New Jersey GO, 5.00%, 6/1/27	30,000	33,187
State of New Jersey GO, 5.00%, 6/1/28	35,000	41,599
		517,955
New Mexico — 0.2%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	25,000	31,905
New York — 14.1%
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/24	20,000	21,486
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	15,000	17,533
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	15,000	17,470
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	105,000	121,153
Long Island Power Authority Rev., 5.00%, 9/1/29	20,000	24,291
Metropolitan Transportation Authority Rev., (Dedicated Tax Fund), 5.25%, 11/15/27	25,000	29,145
Metropolitan Transportation Authority Rev., (Dedicated Tax Fund), 5.25%, 11/15/29	50,000	58,219
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	15,000	17,790
Nassau County GO, 5.00%, 10/1/27	95,000	111,878
New York City GO, 5.00%, 8/1/26	15,000	17,266
New York City GO, 5.00%, 8/1/27	60,000	70,674
New York City GO, 5.00%, 8/1/28	75,000	77,739
New York City GO, 5.00%, 12/1/33	25,000	28,744
New York City GO, 4.00%, 10/1/39	115,000	129,045
New York City GO, 4.00%, 3/1/42	20,000	22,239
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/30	50,000	58,637
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	25,000	27,431
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.)), 5.00%, 11/15/40	25,000	27,824
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	30,531
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	20,000	24,003
23

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	$60,000	$75,285
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	20,000	22,849
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	15,000	18,138
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/26	50,000	57,404
New York State Thruway Authority Rev., 5.00%, 1/1/23	25,000	25,859
New York State Thruway Authority Rev., 5.00%, 1/1/28	40,000	43,952
New York State Thruway Authority Rev., 5.00%, 1/1/32	10,000	10,936
New York State Thruway Authority Rev., 3.50%, 1/1/37	25,000	27,057
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	39,895
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	50,000	56,993
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	15,000	17,770
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	37,521
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	40,000	42,842
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	35,000	39,682
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	10,000	11,266
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	45,000	53,310
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	30,000	35,652
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/34	15,000	16,750
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	65,000	73,381
Port Authority of New York & New Jersey Rev., 4.00%, 9/1/37	20,000	22,347
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	65,000	71,332
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,393
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	15,000	16,948
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	45,000	55,705
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	40,000	50,420
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	15,000	17,492
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	15,000	15,763
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	25,000	26,695
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	10,000	11,000
Utility Debt Securitization Authority Rev., 5.00%, 12/15/35	50,000	56,386
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	35,000	39,415
		2,033,536
North Carolina — 0.9%
State of North Carolina Rev., 5.00%, 3/1/27	15,000	16,572
State of North Carolina Rev., 5.00%, 3/1/27	20,000	23,341
State of North Carolina Rev., 5.00%, 3/1/29	45,000	54,760
State of North Carolina Rev., 5.00%, 3/1/33	30,000	36,066
		130,739
Ohio — 1.3%
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/29	30,000	37,215
24

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	$15,000	$18,425
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/33	15,000	18,737
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	20,000	24,700
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	30,000	37,121
State of Ohio Rev., 5.00%, 12/15/23	30,000	32,040
State of Ohio Rev., 5.00%, 12/15/25	20,000	22,705
		190,943
Oklahoma — 1.8%
Grand River Dam Authority Rev., 5.00%, 6/1/27	100,000	116,466
Tulsa Public Facilities Authority Rev., (Tulsa), 5.00%, 6/1/25	130,000	144,853
		261,319
Oregon — 0.5%
Multnomah County GO, 5.00%, 6/15/29	20,000	24,632
Oregon State Lottery Rev., 5.00%, 4/1/27	35,000	38,766
		63,398
Pennsylvania — 3.0%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	24,385
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	70,000	84,034
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	130,000	144,376
Pennsylvania GO, 5.00%, 7/15/27	75,000	88,309
Pennsylvania GO, 5.00%, 7/15/29	35,000	42,966
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	20,000	21,313
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	10,000	11,038
Philadelphia Water & Wastewater Rev., 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	15,000	16,293
		432,714
South Carolina — 0.9%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	75,000	85,459
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	40,000	44,158
		129,617
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	10,000	11,347
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/27	25,000	29,405
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 7/1/28	125,000	140,598
		181,350
Texas — 6.0%
Central Texas Turnpike System Rev., 5.00%, 8/15/37	20,000	21,540
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	15,000	18,572
Dallas County Utility & Reclamation District GO, 5.00%, 2/15/28	85,000	100,056
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	50,000	61,854
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	45,000	50,602
Houston GO, 5.00%, 3/1/28	25,000	29,830
Houston GO, 5.00%, 3/1/28	20,000	23,288
25

Avantis Core Municipal Fixed Income Fund
	Principal Amount	Value
Houston GO, 5.00%, 3/1/30	$30,000	$36,372
Houston Combined Utility System Rev., 5.00%, 11/15/33	75,000	94,052
North Texas Tollway Authority Rev., 5.00%, 1/1/33	50,000	54,503
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	65,000	55,148
Port Authority of Houston of Harris County Texas GO, 3.00%, 10/1/39	50,000	53,115
San Antonio Electric & Gas Systems Rev., 3.125%, 2/1/28	20,000	21,222
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	45,000	51,426
Texas State University System Rev., 5.00%, 3/15/31	80,000	92,817
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/29	20,000	23,774
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/36	30,000	34,815
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/37	25,000	28,332
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	15,000	17,720
		869,038
Utah — 0.2%
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	25,000	31,999
Virginia — 3.3%
Richmond Public Utility Rev., 5.00%, 1/15/28	20,000	22,726
Virginia College Building Authority Rev., 5.00%, 2/1/30	185,000	225,399
Virginia College Building Authority Rev., 5.00%, 2/1/30	20,000	23,803
Virginia College Building Authority Rev., 3.00%, 2/1/35	20,000	20,906
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	15,000	16,631
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	35,000	40,418
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/27	20,000	23,487
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/29	25,000	29,789
Virginia Public Building Authority Rev., 5.00%, 8/1/27	65,000	76,860
		480,019
Washington — 4.4%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	25,000	28,244
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	35,000	39,542
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	10,000	11,200
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	76,709
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	55,000	64,907
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	40,000	48,206
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	10,000	11,773
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	20,000	24,107
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	35,000	41,987
State of Washington GO, 5.00%, 8/1/27	40,000	47,367
State of Washington GO, 5.00%, 7/1/29	10,000	11,291
26

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
State of Washington GO, 5.00%, 7/1/29	$20,000	$21,953
State of Washington GO, 5.00%, 7/1/32	145,000	162,736
State of Washington GO, 5.00%, 8/1/32	10,000	11,405
State of Washington Rev., 5.00%, 9/1/23	25,000	26,463
		627,890
Wisconsin — 1.4%
State of Wisconsin GO, 5.00%, 5/1/27	10,000	10,952
State of Wisconsin GO, 5.00%, 11/1/29	25,000	29,277
State of Wisconsin Rev., 5.00%, 5/1/27	125,000	146,117
Wisconsin Department of Transportation Rev., 5.00%, 7/1/27	15,000	17,685
		204,031
TOTAL MUNICIPAL SECURITIES (Cost $14,474,367)		14,117,185
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	117,312	117,312
TOTAL SHORT-TERM INVESTMENTS (Cost $117,312)		117,312
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $14,591,679)		14,234,497
OTHER ASSETS AND LIABILITIES — 1.1%		157,283
TOTAL NET ASSETS — 100.0%		$14,391,780

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
27

FEBRUARY 28, 2022 (UNAUDITED)

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
CORPORATE BONDS — 65.8%
Aerospace and Defense — 1.1%
Boeing Co. (The), 2.20%, 2/4/26	$75,000	$73,219
General Dynamics Corp., 3.50%, 5/15/25	42,000	43,476
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	37,349
		154,044
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., 2.20%, 9/1/24	101,000	101,803
Automobiles — 1.0%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	78,000	74,783
General Motors Financial Co., Inc., 4.25%, 5/15/23	20,000	20,585
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	49,014
		144,382
Banks — 11.8%
African Development Bank, 0.50%, 4/22/22	50,000	50,007
Asian Development Bank, MTN, 0.25%, 7/14/23	100,000	98,587
Bank of Montreal, MTN, 0.625%, 7/9/24	60,000	57,929
Bank of Montreal, MTN, 1.85%, 5/1/25	72,000	71,185
Bank of Nova Scotia (The), 1.30%, 6/11/25	108,000	104,301
Citigroup, Inc., 3.30%, 4/27/25	66,000	67,615
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	25,497
European Bank for Reconstruction & Development, MTN, 0.25%, 7/10/23	50,000	49,280
European Investment Bank, 0.25%, 9/15/23	150,000	147,492
Inter-American Development Bank, 2.625%, 1/16/24	150,000	153,150
Inter-American Development Bank, 3.00%, 2/21/24	140,000	144,083
International Bank for Reconstruction & Development, 0.875%, 7/15/26	10,000	9,638
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	100,000	101,131
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	100,000	101,684
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	90,000	90,432
Royal Bank of Canada, MTN, 2.55%, 7/16/24	42,000	42,480
Royal Bank of Canada, MTN, 1.15%, 7/14/26	60,000	56,840
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	69,327
Santander Holdings USA, Inc., 3.24%, 10/5/26	70,000	70,706
Toronto-Dominion Bank (The), MTN, 1.20%, 6/3/26	105,000	100,140
Wells Fargo & Co., MTN, 3.55%, 9/29/25	36,000	37,260
		1,648,764
Beverages — 0.7%
Coca-Cola Co. (The), 1.75%, 9/6/24	101,000	101,205
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	29,000	29,297
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	28,911
Capital Markets — 5.2%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	100,415
Bank of New York Mellon Corp. (The), MTN, 3.25%, 9/11/24	98,000	100,985
BlackRock, Inc., 3.50%, 3/18/24	70,000	72,538
Brookfield Finance, Inc., 4.00%, 4/1/24	66,000	68,300
Charles Schwab Corp. (The), 3.85%, 5/21/25	66,000	69,377
CME Group, Inc., 3.00%, 3/15/25	35,000	35,930
28

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	$66,000	$68,304
Janus Henderson US Holdings, Inc., 4.875%, 8/1/25	30,000	32,048
Lazard Group LLC, 3.75%, 2/13/25	66,000	68,532
S&P Global, Inc., 2.95%, 1/22/27	25,000	25,638
State Street Corp., 3.55%, 8/18/25	86,000	89,932
		731,999
Chemicals — 0.9%
Ecolab, Inc., 2.70%, 11/1/26	95,000	96,707
Mosaic Co. (The), 4.25%, 11/15/23	30,000	31,032
		127,739
Consumer Finance — 1.5%
Capital One Financial Corp., 4.25%, 4/30/25	66,000	69,471
Discover Financial Services, 4.50%, 1/30/26	65,000	69,217
Synchrony Financial, 4.50%, 7/23/25	66,000	69,320
		208,008
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	13,436
Electric Utilities — 3.0%
Baltimore Gas and Electric Co., 2.40%, 8/15/26	64,000	64,889
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	37,970
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	63,463
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	24,902
Edison International, 4.95%, 4/15/25	30,000	31,641
Emera US Finance LP, 3.55%, 6/15/26	62,000	63,811
Entergy Gulf States Louisiana LLC, 5.59%, 10/1/24	58,000	62,695
Public Service Electric and Gas Co., MTN, 2.25%, 9/15/26	64,000	64,186
		413,557
Electronic Equipment, Instruments and Components — 1.1%
Flex Ltd., 3.75%, 2/1/26	47,000	48,560
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	37,919
TD SYNNEX Corp., 1.75%, 8/9/26(1)	75,000	71,258
		157,737
Energy Equipment and Services — 0.7%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	101,013
Equity Real Estate Investment Trusts (REITs) — 4.8%
American Campus Communities Operating Partnership LP, 3.30%, 7/15/26	63,000	65,047
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	36,000	36,779
Corporate Office Properties LP, 2.25%, 3/15/26	29,000	28,539
ERP Operating LP, 3.375%, 6/1/25	105,000	108,863
Host Hotels & Resorts LP, 4.50%, 2/1/26	75,000	78,679
Kimco Realty Corp., 3.30%, 2/1/25	66,000	67,669
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	75,000	78,399
Prologis LP, 3.25%, 10/1/26	100,000	104,050
Spirit Realty LP, 4.45%, 9/15/26	42,000	44,939
Vornado Realty LP, 2.15%, 6/1/26	66,000	64,111
		677,075
Food and Staples Retailing — 0.6%
Costco Wholesale Corp., 2.75%, 5/18/24	42,000	42,891
Sysco Corp., 3.30%, 7/15/26	45,000	46,329
		89,220
29

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Food Products — 1.4%
Bunge Ltd. Finance Corp., 4.35%, 3/15/24	$27,000	$28,069
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	28,168
Hershey Co. (The), 2.05%, 11/15/24	36,000	36,077
Hormel Foods Corp., 0.65%, 6/3/24	60,000	58,373
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	47,172
		197,859
Gas Utilities — 0.8%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	48,792
Southern California Gas Co., 3.15%, 9/15/24	63,000	64,551
		113,343
Health Care Providers and Services — 3.6%
Anthem, Inc., 2.375%, 1/15/25	60,000	60,273
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	70,968
Cigna Corp., 3.05%, 11/30/22	29,000	29,372
CommonSpirit Health, 2.76%, 10/1/24	36,000	36,337
HCA, Inc., 5.00%, 3/15/24	66,000	69,398
Humana, Inc., 4.50%, 4/1/25	66,000	70,093
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	101,406
Universal Health Services, Inc., 1.65%, 9/1/26(1)	68,000	64,611
		502,458
Hotels, Restaurants and Leisure — 1.1%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	100,832
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	47,862
		148,694
Household Durables — 0.2%
DR Horton, Inc., 4.75%, 2/15/23	30,000	30,631
Household Products — 0.2%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	20,000	20,669
Insurance — 2.6%
Aflac, Inc., 3.625%, 11/15/24	96,000	99,929
Aon plc, 3.875%, 12/15/25	50,000	52,247
First American Financial Corp., 4.60%, 11/15/24	50,000	52,929
MetLife, Inc., 4.37%, 9/15/23	50,000	51,791
MetLife, Inc., 3.60%, 11/13/25	34,000	35,607
Principal Financial Group, Inc., 3.40%, 5/15/25	66,000	67,705
		360,208
IT Services — 1.3%
International Business Machines Corp., 3.00%, 5/15/24	100,000	102,350
Western Union Co. (The), 2.85%, 1/10/25	72,000	72,957
		175,307
Machinery — 2.6%
Caterpillar Financial Services Corp., MTN, 3.30%, 6/9/24	69,000	71,461
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	36,000	35,252
Cummins, Inc., 3.65%, 10/1/23	42,000	43,058
Illinois Tool Works, Inc., 3.50%, 3/1/24	42,000	43,261
John Deere Capital Corp., MTN, 3.45%, 1/10/24	69,000	71,127
PACCAR Financial Corp., MTN, 2.15%, 8/15/24	101,000	101,485
		365,644
Media — 0.9%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	24,000	25,376
30

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Comcast Corp., 3.375%, 8/15/25	$42,000	$43,326
Discovery Communications LLC, 4.90%, 3/11/26	60,000	63,963
		132,665
Metals and Mining — 1.0%
ArcelorMittal SA, 4.55%, 3/11/26	60,000	63,062
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	34,000	35,174
Kinross Gold Corp., 5.95%, 3/15/24	42,000	44,489
		142,725
Multi-Utilities — 0.3%
Dominion Energy, Inc., 2.75%, 9/15/22	36,000	36,178
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	68,826
Oil, Gas and Consumable Fuels — 5.6%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	36,000	35,373
Chevron Corp., 1.55%, 5/11/25	102,000	100,511
Enbridge, Inc., 2.50%, 1/15/25	72,000	72,145
Energy Transfer LP, 3.90%, 7/15/26	70,000	72,555
Enterprise Products Operating LLC, 3.35%, 3/15/23	72,000	72,930
Equinor ASA, 2.875%, 4/6/25	35,000	35,653
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	73,438
Phillips 66 Partners LP, 2.45%, 12/15/24	36,000	36,072
Shell International Finance BV, 3.25%, 5/11/25	66,000	68,502
TotalEnergies Capital Canada Ltd., 2.75%, 7/15/23	72,000	73,173
TransCanada PipeLines Ltd., 2.50%, 8/1/22	72,000	72,355
Valero Energy Corp., 2.85%, 4/15/25	9,000	9,070
Williams Cos., Inc. (The), 4.00%, 9/15/25	66,000	68,790
		790,567
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	36,000	36,164
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co., 3.55%, 8/15/22	72,000	72,821
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	18,000	18,802
GlaxoSmithKline Capital, plc, 3.00%, 6/1/24	84,000	85,780
Novartis Capital Corp., 1.75%, 2/14/25	29,000	28,848
Novartis Capital Corp., 3.00%, 11/20/25	27,000	27,836
Pfizer, Inc., 3.40%, 5/15/24	97,000	100,494
Royalty Pharma plc, 1.20%, 9/2/25	78,000	74,111
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	61,000	63,032
		471,724
Road and Rail — 0.4%
Ryder System, Inc., MTN, 2.50%, 9/1/24	36,000	36,143
Ryder System, Inc., MTN, 3.35%, 9/1/25	18,000	18,446
		54,589
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom, Inc., 4.70%, 4/15/25	66,000	70,279
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	64,554
Microchip Technology, Inc., 4.33%, 6/1/23	48,000	49,389
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	42,000	44,058
QUALCOMM, Inc., 3.00%, 5/20/22	72,000	72,140
		300,420
31

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Software — 1.4%
Citrix Systems, Inc., 1.25%, 3/1/26	$69,000	$68,072
Intuit, Inc., 0.95%, 7/15/25	42,000	40,220
Microsoft Corp., 2.875%, 2/6/24	84,000	86,060
		194,352
Specialty Retail — 1.0%
Home Depot, Inc. (The), 3.75%, 2/15/24	66,000	68,394
Ross Stores, Inc., 4.60%, 4/15/25	66,000	70,457
		138,851
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 3.00%, 2/9/24	35,000	35,864
Apple, Inc., 2.45%, 8/4/26	71,000	72,134
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	38,641
		146,639
Trading Companies and Distributors — 0.5%
Air Lease Corp., MTN, 2.875%, 1/15/26	71,000	70,765
TOTAL CORPORATE BONDS (Cost $9,532,319)		9,227,468
U.S. TREASURY SECURITIES AND EQUIVALENTS — 30.7%
Israel Government AID Bond, 5.50%, 9/18/23	100,000	106,080
U.S. Treasury Notes, 0.125%, 6/30/22	40,000	39,948
U.S. Treasury Notes, 2.75%, 2/15/24	350,000	358,777
U.S. Treasury Notes, 2.125%, 2/29/24	350,000	354,526
U.S. Treasury Notes, 2.375%, 2/29/24	400,000	407,133
U.S. Treasury Notes, 0.375%, 4/15/24	350,000	341,729
U.S. Treasury Notes, 0.375%, 7/15/24	450,000	437,748
U.S. Treasury Notes, 0.375%, 8/15/24	440,000	427,384
U.S. Treasury Notes, 1.50%, 10/31/24	450,000	448,787
U.S. Treasury Notes, 0.25%, 7/31/25	298,000	283,810
U.S. Treasury Notes, 0.375%, 1/31/26	513,000	486,709
U.S. Treasury Notes, 1.625%, 2/15/26	285,000	283,775
U.S. Treasury Notes, 0.625%, 7/31/26	30,000	28,570
U.S. Treasury Notes, 1.25%, 12/31/26	300,000	293,121
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $4,405,752)		4,298,097
U.S. GOVERNMENT AGENCY SECURITIES — 3.2%
FHLB, 2.375%, 3/14/25	50,000	51,067
FHLB, 0.375%, 9/4/25	25,000	23,836
FHLB, 3.25%, 11/16/28	25,000	27,031
FHLMC, 0.25%, 11/6/23	100,000	98,101
FNMA, 0.25%, 5/22/23	75,000	74,150
FNMA, 1.625%, 10/15/24	110,000	110,010
FNMA, 0.375%, 8/25/25	25,000	23,845
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	46,538
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $461,388)		454,578
32

Avantis Short-Term Fixed Income Fund
	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	110,162	$110,162
TOTAL SHORT-TERM INVESTMENTS (Cost $110,162)		110,162
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $14,509,621)		14,090,305
OTHER ASSETS AND LIABILITIES — (0.5)%		(69,677)
TOTAL NET ASSETS — 100.0%		$14,020,628

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $179,927, which represented 1.3% of total net assets.

See Notes to Financial Statements.
33

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund
Assets
Investment securities, at value (cost of $38,728,183 and $14,591,679, respectively)	$38,070,913	$14,234,497
Cash	536	—
Receivable for investments sold	1,686,377	—
Receivable for capital shares sold	78,048	—
Receivable for variation margin on futures contracts	2,531	—
Interest receivable	173,575	160,198
	40,011,980	14,394,695

Liabilities
Payable for investments purchased	13,239,004	—
Payable for capital shares redeemed	682	1,370
Payable for variation margin on swap agreements	186	—
Accrued management fees	321	1,545
	13,240,193	2,915

Net Assets	$26,771,787	$14,391,780

Net Assets Consist of:
Capital paid in	$27,526,813	$14,752,004
Distributable earnings	(755,026)	(360,224)
	$26,771,787	$14,391,780

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$3,002,843	315,419	$9.52
G Class	$23,768,944	2,496,978	$9.52
Avantis Core Municipal Fixed Income Fund
Institutional Class	$13,405,203	1,374,008	$9.76
G Class	$986,577	101,122	$9.76

See Notes to Financial Statements.
34

FEBRUARY 28, 2022 (UNAUDITED)
Avantis Short-Term Fixed Income Fund
Assets
Investment securities, at value (cost of $14,509,621)	$14,090,305
Receivable for capital shares sold	704
Interest receivable	87,046
14,178,055

Liabilities
Payable for capital shares redeemed	156,004
Accrued management fees	1,423
157,427

Net Assets	$14,020,628

Net Assets Consist of:
Capital paid in	$14,468,615
Distributable earnings	(447,987)
$14,020,628

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Short-Term Fixed Income Fund
Institutional Class	$11,759,183	1,212,088	$9.70
G Class	$2,261,445	233,110	$9.70

See Notes to Financial Statements.
35

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$127,621	$87,020

Expenses:
Management fees	12,803	11,220
Fees waived - G Class	(4,920)	(752)
	7,883	10,468

Net investment income (loss)	119,738	76,552

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(89,812)	(2,922)
Futures contract transactions	(5,654)	—
Swap agreement transactions	472	—
	(94,994)	(2,922)

Change in net unrealized appreciation (depreciation) on:
Investments	(791,669)	(616,995)
Futures contracts	1,879	—
Swap agreements	(3,324)	—
	(793,114)	(616,995)

Net realized and unrealized gain (loss)	(888,108)	(619,917)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(768,370)	$(543,365)
See Notes to Financial Statements.
36

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Avantis Short-Term Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$58,824

Expenses:
Management fees	11,050
Fees waived - G Class	(992)
10,058

Net investment income (loss)	48,766

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(23,344)
Futures contract transactions	(219)
(23,563)

Change in net unrealized appreciation (depreciation) on investments	(419,537)

Net realized and unrealized gain (loss)	(443,100)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(394,334)

See Notes to Financial Statements.
37

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2021
	Avantis Core Fixed Income Fund		Avantis Core Municipal Fixed Income Fund
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021(1)	February 28, 2022	August 31, 2021(1)
Operations
Net investment income (loss)	$119,738	$105,070	$76,552	$70,766
Net realized gain (loss)	(94,994)	22,346	(2,922)	(120)
Change in net unrealized appreciation (depreciation)	(793,114)	135,580	(616,995)	259,813
Net increase (decrease) in net assets resulting from operations	(768,370)	262,996	(543,365)	330,459

Distributions to Shareholders
From earnings:
Institutional Class	(87,543)	(91,575)	(70,714)	(65,321)
G Class	(56,108)	(14,426)	(5,838)	(5,445)
Decrease in net assets from distributions	(143,651)	(106,001)	(76,552)	(70,766)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,817,357	16,709,456	(368,752)	15,120,756

Net increase (decrease) in net assets	9,905,336	16,866,451	(988,669)	15,380,449

Net Assets
Beginning of period	16,866,451	—	15,380,449	—
End of period	$26,771,787	$16,866,451	$14,391,780	$15,380,449
(1)February 24, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.
38

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2021
	Avantis Short-Term Fixed Income Fund
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021(1)
Operations
Net investment income (loss)	$48,766	$32,896
Net realized gain (loss)	(23,563)	(5,108)
Change in net unrealized appreciation (depreciation)	(419,537)	221
Net increase (decrease) in net assets resulting from operations	(394,334)	28,009

Distributions to Shareholders
From earnings:
Institutional Class	(43,345)	(29,858)
G Class	(5,421)	(3,038)
Decrease in net assets from distributions	(48,766)	(32,896)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(541,476)	15,010,091

Net increase (decrease) in net assets	(984,576)	15,005,204

Net Assets
Beginning of period	15,005,204	—
End of period	$14,020,628	$15,005,204
(1)February 24, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.
39

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Core Fixed Income Fund, Avantis Core Municipal Fixed Income Fund and Avantis Short-Term Fixed Income Fund (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund is to seek to maximize total return. Avantis Core Municipal Fixed Income Fund’s investment objective is to seek current income that is exempt from federal income tax. The funds offer the Institutional Class and G Class. All classes of the funds commenced sale on February 24, 2021, the funds’ inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

40

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

41

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 85% and 9% of the shares of the Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund, respectively. ACIM owns 77% and 62% of the shares of the Avantis Core Municipal Fixed Income Fund and Avantis Short-Term Fixed Income Fund, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2022, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Core Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Core Municipal Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Short-Term Fixed Income Fund	0.15%	0.15%	0.00%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2022 were as follows:

	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$28,824,468	—	$1,310,914
Purchases of other investment securities	7,015,624	$127,890	3,748,244
Total Purchases	$35,840,092	$127,890	$5,059,158

Sales of U.S. Treasury and Government Agency obligations	$23,929,450	—	$3,103,869
Sales of other investment securities	490,266	$413,907	2,206,397
Total Sales	$24,419,716	$413,907	$5,310,266

42

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2022		Period ended August 31, 2021(1)
	Shares	Amount	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	207,336	$2,034,432	1,551,182	$15,497,766
Issued in reinvestment of distributions	8,843	87,543	9,172	91,575
Redeemed	(1,285,828)	(12,549,804)	(175,286)	(1,740,476)
	(1,069,649)	(10,427,829)	1,385,068	13,848,865
G Class
Sold	2,342,936	22,520,630	302,966	3,022,315
Issued in reinvestment of distributions	5,776	56,108	1,441	14,426
Redeemed	(138,526)	(1,331,552)	(17,615)	(176,150)
	2,210,186	21,245,186	286,792	2,860,591
Net increase (decrease)	1,140,537	$10,817,357	1,671,860	$16,709,456

Avantis Core Municipal Fixed Income Fund
Institutional Class
Sold	375,336	$3,717,810	1,404,925	$14,049,990
Issued in reinvestment of distributions	7,073	70,616	6,445	65,321
Redeemed	(419,771)	(4,163,016)	—	—
	(37,362)	(374,590)	1,411,370	14,115,311
G Class
Sold	—	—	100,000	1,000,000
Issued in reinvestment of distributions	585	5,838	537	5,445
	585	5,838	100,537	1,005,445
Net increase (decrease)	(36,777)	$(368,752)	1,511,907	$15,120,756

Avantis Short-Term Fixed Income Fund
Institutional Class
Sold	500,052	$4,903,701	1,421,448	$14,214,166
Issued in reinvestment of distributions	4,402	43,345	2,990	29,858
Redeemed	(684,262)	(6,699,751)	(32,542)	(325,176)
	(179,808)	(1,752,705)	1,391,896	13,918,848
G Class
Sold	128,995	1,260,091	109,983	1,099,661
Issued in reinvestment of distributions	552	5,421	304	3,038
Redeemed	(5,576)	(54,283)	(1,148)	(11,456)
	123,971	1,211,229	109,139	1,091,243
Net increase (decrease)	(55,837)	$(541,476)	1,501,035	$15,010,091
(1)February 24, 2021 (fund inception) through August 31, 2021.

43

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

Avantis Core Fixed Income Fund

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$16,352,123	—
U.S. Treasury Securities and Equivalents	—	6,727,716	—
U.S. Government Agency Mortgage-Backed Securities	—	5,037,272	—
U.S. Government Agency Securities	—	741,738	—
Sovereign Governments and Agencies	—	51,059	—
Short-Term Investments	$6,661,473	2,499,532	—
	$6,661,473	$31,409,440	—
Other Financial Instruments
Futures Contracts	$2,127	—	—
Swap Agreements	—	$5,911	—
	$2,127	$5,911	—

Avantis Core Municipal Fixed Income Fund

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$14,117,185	—
Short-Term Investments	$117,312	—	—
	$117,312	$14,117,185	—

44

Avantis Short-Term Fixed Income Fund

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$9,227,468	—
U.S. Treasury Securities and Equivalents	—	4,298,097	—
U.S. Government Agency Securities	—	454,578	—
Short-Term Investments	$110,162	—	—
	$110,162	$13,980,143	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The fund's average notional amount to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income Fund	$350,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis Core Fixed Income Fund	$166,274
Avantis Short-Term Fixed Income Fund	$245,809

45

Value of Derivative Instruments as of February 28, 2022

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income Fund
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$186
Interest Rate Risk	Receivable for variation margin on futures contracts*	$2,531	Payable for variation margin on futures contracts*	—
		$2,531		$186
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

At period end, Avantis Short-Term Fixed Income Fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income Fund
Credit Risk	Net realized gain (loss) on swap agreement transactions	$472	Change in net unrealized appreciation (depreciation) on swap agreements	$(3,324)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(5,654)	Change in net unrealized appreciation (depreciation) on futures contracts	1,879
		$(5,182)		$(1,445)

Avantis Short-Term Fixed Income Fund
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(219)	Change in net unrealized appreciation (depreciation) on futures contracts	—

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.

A fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

46

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Federal tax cost of investments	$38,753,249	$14,591,679	$14,509,621
Gross tax appreciation of investments	$58,864	$524	$396
Gross tax depreciation of investments	(741,200)	(357,706)	(419,712)
Net tax appreciation (depreciation) of investments	$(682,336)	$(357,182)	$(419,316)

For Avantis Core Fixed Income Fund, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Core Municipal Fixed Income Fund and Avantis Short-Term Fixed Income Fund.

As of August 31, 2021, the Avantis Short-Term Fixed Income Fund had accumulated short-term capital losses of $(5,108), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
47

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2022(3)	$10.09	0.06	(0.55)	(0.49)	(0.07)	(0.01)	(0.08)	$9.52	(4.88)%	0.15%(4)	0.15%(4)	1.35%(4)	1.35%(4)	122%	$3,003
2021(5)	$10.00	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.09	1.56%	0.15%(4)	0.15%(4)	1.26%(4)	1.26%(4)	113%	$13,973
G Class
2022(3)	$10.09	0.07	(0.56)	(0.49)	(0.07)	(0.01)	(0.08)	$9.52	(4.81)%	0.00%(4)	0.15%(4)	1.50%(4)	1.35%(4)	122%	$23,769
2021(5)	$10.00	0.07	0.09	0.16	(0.07)	—	(0.07)	$10.09	1.64%	0.00%(4)(6)	0.15%(4)	1.41%(4)	1.26%(4)	113%	$2,893

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)February 24, 2021 (fund inception) through August 31, 2021.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income Fund
Institutional Class
2022(3)	$10.17	0.05	(0.41)	(0.36)	(0.05)	$9.76	(3.55)%	0.15%(4)	0.15%(4)	1.01%(4)	1.01%(4)	1%	$13,405
2021(5)	$10.00	0.05	0.17	0.22	(0.05)	$10.17	2.17%	0.15%(4)	0.15%(4)	0.89%(4)	0.89%(4)	2%	$14,358
G Class
2022(3)	$10.17	0.06	(0.41)	(0.35)	(0.06)	$9.76	(3.47)%	0.00%(4)	0.15%(4)	1.16%(4)	1.01%(4)	1%	$987
2021(5)	$10.00	0.05	0.17	0.22	(0.05)	$10.17	2.25%	0.00%(4)	0.15%(4)	1.04%(4)	0.89%(4)	2%	$1,023

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)February 24, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income Fund
Institutional Class
2022(3)	$10.00	0.03	(0.30)	(0.27)	(0.03)	$9.70	(2.69)%	0.15%(4)	0.15%(4)	0.65%(4)	0.65%(4)	35%	$11,759
2021(5)	$10.00	0.02	—(6)	0.02	(0.02)	$10.00	0.21%	0.15%(4)	0.15%(4)	0.42%(4)	0.42%(4)	29%	$13,914
G Class
2022(3)	$10.00	0.04	(0.30)	(0.26)	(0.04)	$9.70	(2.61)%	0.00%(4)	0.15%(4)	0.80%(4)	0.65%(4)	35%	$2,261
2021(5)	$10.00	0.03	—(6)	0.03	(0.03)	$10.00	0.29%	0.00%(4)	0.15%(4)	0.57%(4)	0.42%(4)	29%	$1,091

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)February 24, 2021 (fund inception) through August 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

51

Notes
52

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96961 2204

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 27, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and Chief Financial Officer
(principal financial officer)

Date:	April 27, 2022